2020 QUARTERLY REPORT
Russell Investment Company
July 31, 2020
FUND SHARE CLASS
U.S. Equity Funds
Equity Income Fund A, C, S, Y
Sustainable Equity Fund A, C, S, Y
U.S. Dynamic Equity Fund A, C, S, Y
U.S. Strategic Equity Fund A, C, M, S
U.S. Small Cap Equity Fund A, C, M, R6, S, Y
International and Global Equity Funds
International Developed Markets Fund A, C, M, S, Y
Global Equity Fund A, C, M, S, Y
Emerging Markets Fund A, C, M, R6, S, Y
Tax-Managed Equity Funds
Tax-Managed U.S. Large Cap Fund A, C, M, S
Tax-Managed U.S. Mid & Small Cap Fund A, C, M, S
Tax-Managed International Equity Fund A, C, M, S
Tax-Managed Real Assets Fund A, C, M, S
Fixed Income Funds
Opportunistic Credit Fund A, C, M, S, Y
Unconstrained Total Return Fund A, C, M, S, Y
Strategic Bond Fund A, C, M, R6, S, Y
Investment Grade Bond Fund A, C, M, R6, S, Y
Short Duration Bond Fund A, C, M, R6, S, Y
Tax-Exempt Fixed Income Funds
Tax-Exempt High Yield Bond Fund A, C, M, S
Tax-Exempt Bond Fund A, C, M, S
Alternative Funds
Commodity Strategies Fund A, C, M, S, Y
Global Infrastructure Fund A, C, M, S, Y
Global Real Estate Securities Fund A, C, M, R6, S, Y
Specialty Funds
Multi-Strategy Income Fund A, C, M, S, Y
Multi-Asset Growth Strategy Fund A, C, M, S, Y
Strategic Call Overwriting Fund S
Multifactor Equity Funds
Multifactor U.S. Equity Fund A, C, M, R6, S, Y
Multifactor International Equity Fund M, R6, S, Y
Multifactor Fixed Income Funds
Multifactor Bond Fund Y

Russell Investment
Company
Russell Investment Company is a
series investment company with
34 different investment portfolios
referred to as Funds. This
Quarterly Report reports on 28 of
these Funds.

Page
Equity Income Fund 3
Sustainable Equity Fund 7
U.S. Dynamic Equity Fund 12
U.S. Strategic Equity Fund 19
U.S. Small Cap Equity Fund 25
International Developed Markets Fund 38
Global Equity Fund 49
Emerging Markets Fund 59
Tax-Managed U.S. Large Cap Fund 70
Tax-Managed U.S. Mid & Small Cap Fund 75
Tax-Managed International Equity Fund 87
Tax-Managed Real Assets Fund 101
Opportunistic Credit Fund 108
Unconstrained Total Return Fund 146
Strategic Bond Fund 181
Investment Grade Bond Fund 224
Short Duration Bond Fund 242
Tax-Exempt High Yield Bond Fund 260
Tax-Exempt Bond Fund 293
Commodity Strategies Fund 334
Global Infrastructure Fund 347
Global Real Estate Securities Fund 353
Multi-Strategy Income Fund 359
Multi-Asset Growth Strategy Fund 406
Strategic Call Overwriting Fund 451
Multifactor U.S. Equity Fund 456
Multifactor International Equity Fund 463
Multifactor Bond Fund 477
Notes to Schedules of Investments 488
Notes to Quarterly Report 490
Russell Investment Company
Quarterly Report
July 31, 2020 (Unaudited)
Table of Contents

Russell Investment Company.
Copyright © Russell Investments 2020. All rights reserved.
Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.
Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.
Securities distributed through Russell Investments Financial Services, LLC, member FINRA, part of
Russell Investments.

Russell Investment Company
Equity Income Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 3
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.5%
Consumer Discretionary - 10.7%
Amazon.com, Inc.(Æ) 912 2,885
Carnival Corp. 6,768 94
Comcast Corp. Class A 56,361 2,412
Costco Wholesale Corp. 1,933 629
Darden Restaurants, Inc. 10,861 824
Dollar Tree, Inc.(Æ) 3,273 306
DR Horton, Inc. 10,471 693
General Motors Co. 66,306 1,650
Home Depot, Inc. (The) 5,328 1,415
Kohl's Corp. 6,066 115
Lennar Corp. Class A 11,140 806
Lowe's Cos., Inc. 13,394 1,995
Macy's, Inc. 8,370 51
Marriott International, Inc. Class A 2,513 211
McDonald's Corp. 4,157 808
Nike, Inc. Class B 8,009 782
Nordstrom, Inc. 5,121 70
PulteGroup, Inc. 35,941 1,567
Starbucks Corp. 7,836 600
Target Corp. 5,953 749
Thomson Reuters Corp. 3,720 260
TJX Cos., Inc. 8,073 420
Toll Brothers, Inc. 6,210 237
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 4,042 780
ViacomCBS, Inc. Class B 2,512 65
Walmart, Inc. 6,823 883
Walt Disney Co. (The) 7,617 891
Whirlpool Corp. 9,108 1,486
Yum China Holdings, Inc. 2,660 136
Yum! Brands, Inc. 2,445 223
24,043
Consumer Staples - 7.2%
Altria Group, Inc. 5,862 241
Archer-Daniels-Midland Co. 4,964 213
Coca-Cola Co. (The) 13,422 634
Coca-Cola European Partners PLC 25,766 1,061
CVS Health Corp. 57,708 3,632
General Mills, Inc. 5,854 370
Ingredion, Inc. 13,606 1,177
Kellogg Co. 3,053 211
Kimberly-Clark Corp. 1,338 203
Kraft Heinz Foods Co. 4,240 146
Kroger Co. (The) 45,272 1,575
Molson Coors Beverage Co. Class B 50,378 1,890
Mondelez International, Inc. Class A 10,722 595
PepsiCo, Inc. 5,042 694
Philip Morris International, Inc. 4,439 341
Procter & Gamble Co. (The) 8,829 1,158
Sysco Corp. 4,193 222
Tyson Foods, Inc. Class A 23,838 1,465
Walgreens Boots Alliance, Inc. 5,169 210
16,038
Energy - 3.9%
BP PLC - ADR 80,753 1,781
Canadian Natural Resources, Ltd. 46,291 817
Chevron Corp. 18,882 1,585
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ConocoPhillips 13,331 498
Exxon Mobil Corp. 18,478 778
Hess Corp. 16,543 814
Magna International, Inc. Class A 9,752 450
Occidental Petroleum Corp. 3,735 59
Phillips 66 21,336 1,323
Schlumberger, Ltd. 3,497 63
Valero Energy Corp. 11,118 625
8,793
Financial Services - 22.4%
Aflac, Inc. 8,190 291
AGNC Investment Corp.(Æ) 27,208 370
Allstate Corp. (The) 4,766 450
American Express Co. 15,934 1,487
American Tower Corp.(ö) 2,282 596
Ameriprise Financial, Inc. 1,309 201
Annaly Capital Management, Inc.(ö) 222,246 1,647
Aon PLC Class A 5,806 1,192
Assurant, Inc. 5,067 545
Banco Santander SA - ADR 179,323 378
Bank of America Corp. 71,870 1,788
Berkshire Hathaway, Inc. Class B(Æ) 15,007 2,939
BlackRock, Inc. Class A 898 516
Boston Properties, Inc. (ö) 7,491 667
Brookfield Property Partners, LP 8,302 93
Charles Schwab Corp. (The) 11,361 377
Chubb, Ltd. 18,456 2,349
Citigroup, Inc. 64,992 3,251
Citizens Financial Group, Inc. 42,136 1,045
CME Group, Inc. Class A 1,976 328
Comerica, Inc. 21,298 820
Crown Castle International Corp.(ö) 2,222 370
Cullen/Frost Bankers, Inc. 2,298 166
Equity Residential(ö) 4,732 254
Essent Group, Ltd. 14,275 511
Fidelity National Information Services, Inc. 1,982 290
Fifth Third Bancorp 10,459 208
Fiserv, Inc.(Æ) 2,901 289
Franklin Resources, Inc. 5,552 117
Hartford Financial Services Group, Inc. 5,620 238
Healthpeak Properties, Inc. (ö) 65,195 1,779
Huntington Bancshares, Inc. 14,492 134
Intercontinental Exchange, Inc. 4,039 391
Jack Henry & Associates, Inc. 1,615 288
JPMorgan Chase & Co. 42,268 4,086
KeyCorp 14,810 178
KKR & Co., Inc. Class A 14,494 513
M&T Bank Corp. 1,634 173
Marsh & McLennan Cos., Inc. 4,723 551
MasterCard, Inc. Class A 4,415 1,362
Merck & Co., Inc. 13,533 1,086
MetLife, Inc. 5,005 189
MGM Growth Properties LLC Class A(ö) 19,635 537
Navient Corp. 15,637 124
New York Community Bancorp, Inc. 177,437 1,868
Northern Trust Corp. 18,507 1,450
PayPal Holdings, Inc.(Æ) 4,373 857
PNC Financial Services Group, Inc. (The) 3,555 379
Popular, Inc. 7,322 272

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
4 Equity Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Prologis, Inc.(ö) 8,161 860
Prudential Financial, Inc. 1,120 71
Public Storage(ö) 1,623 324
Regions Financial Corp. 18,083 196
Santander Consumer USA Holdings, Inc. 11,499 211
Signature Bank 1,500 154
Simon Property Group, LP(ö) 3,166 197
SLM Corp. 59,378 402
State Street Corp. 1,646 105
TFS Financial Corp. 15,442 224
Travelers Cos., Inc. (The) 2,719 311
Truist Financial Corp. 11,554 433
Two Harbors Investment Corp.(ö) 133,576 725
US Bancorp 45,406 1,673
Visa, Inc. Class A 7,243 1,379
Voya Financial, Inc. 5,337 264
Wells Fargo & Co. 107,264 2,603
50,122
Health Care - 13.3%
Abbott Laboratories 8,712 877
AbbVie, Inc. 12,564 1,192
Acadia Pharmaceuticals, Inc.(Æ) 2,969 123
Alexion Pharmaceuticals, Inc.(Æ) 9,172 940
Amgen, Inc. 2,786 682
AstraZeneca PLC - ADR 9,644 538
Baxter International, Inc. 4,722 408
Becton Dickinson and Co. 1,746 491
Biogen, Inc.(Æ) 1,360 374
BioMarin Pharmaceutical, Inc.(Æ) 1,514 181
Bristol-Myers Squibb Co. 24,687 1,448
Cerner Corp. 4,111 286
Cigna Corp. 9,604 1,659
Eli Lilly & Co. 4,487 674
Envista Holdings Corp.(Æ) 20,290 444
Gilead Sciences, Inc. 5,163 359
HCA Healthcare, Inc. 7,723 978
IQVIA Holdings, Inc.(Æ) 2,475 392
Jazz Pharmaceuticals PLC(Æ) 7,341 795
Johnson & Johnson 33,512 4,884
Medtronic PLC 31,665 3,054
Mylan NV(Æ) 36,720 592
Pfizer, Inc. 50,443 1,941
Regeneron Pharmaceuticals, Inc.(Æ) 444 281
Seattle Genetics, Inc.(Æ) 2,504 416
Stryker Corp. 2,492 482
Thermo Fisher Scientific, Inc. 2,578 1,067
United Therapeutics Corp.(Æ) 1,458 163
UnitedHealth Group, Inc. 9,857 2,984
Vertex Pharmaceuticals, Inc.(Æ) 1,265 344
Zimmer Biomet Holdings, Inc. 4,930 665
29,714
Materials and Processing - 5.4%
Air Products & Chemicals, Inc. 1,827 524
Alcoa Corp.(Æ) 30,186 392
Carrier Global Corp. 2,707 74
Crown Holdings, Inc.(Æ) 18,912 1,354
Dow, Inc. 2,083 86
DowDuPont, Inc. 46,002 2,459
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Eastman Chemical Co. 10,949 817
Ecolab, Inc. 1,230 230
Freeport-McMoRan, Inc. 47,462 613
Huntsman Corp. 54,545 1,009
Linde PLC(Æ) 7,913 1,940
LyondellBasell Industries NV Class A 3,273 205
Newmont Corp. 29,365 2,032
PPG Industries, Inc. 3,046 328
Westrock Co. 1,726 46
12,109
Producer Durables - 6.8%
3M Co. 3,075 463
Accenture PLC Class A 2,951 663
Ametek, Inc. 1,788 167
Automatic Data Processing, Inc. 3,118 414
Boeing Co. (The) 1,623 256
Carlisle Cos., Inc. 833 99
Chart Industries, Inc.(Æ) 15,423 1,057
Cummins, Inc. 1,131 219
Danaher Corp. 3,632 740
Deere & Co. 8,569 1,511
Delta Air Lines, Inc. 6,571 164
Emerson Electric Co. 4,919 305
FedEx Corp. 3,535 595
Fluor Corp. 2,277 23
General Dynamics Corp. 11,214 1,646
General Electric Co. 27,332 166
Honeywell International, Inc. 3,843 574
Illinois Tool Works, Inc. 2,692 498
Johnson Controls International PLC(Æ) 3,190 123
Lockheed Martin Corp. 1,062 402
Northrop Grumman Corp. 1,147 373
Otis Worldwide Corp. 1,354 85
Paychex, Inc. 3,139 226
Stanley Black & Decker, Inc. 10,717 1,643
Textron, Inc. 5,777 202
Union Pacific Corp. 3,924 680
United Airlines Holdings, Inc.(Æ) 3,305 104
United Parcel Service, Inc. Class B 3,769 538
Waste Management, Inc. 3,645 399
Westinghouse Air Brake Technologies Corp. 14,031 873
15,208
Technology - 19.8%
Activision Blizzard, Inc. 2,619 216
Adobe, Inc.(Æ) 2,195 975
Alphabet, Inc. Class A(Æ) 1,099 1,635
Alphabet, Inc. Class C(Æ) 1,079 1,600
Amdocs, Ltd. 2,896 180
Amphenol Corp. Class A 3,008 318
Apple, Inc. 22,896 9,732
Applied Materials, Inc. 4,577 294
Arista Networks, Inc.(Æ) 4,752 1,234
Avnet, Inc. 3,816 102
Broadcom, Inc. 1,015 322
Cisco Systems, Inc. 22,491 1,059
Cognizant Technology Solutions Corp. Class
A 28,844 1,971
Corning, Inc. 5,323 165

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Equity Income Fund 5
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Corteva, Inc. Class W 92,116 2,631
Electronic Arts, Inc.(Æ) 1,479 209
Facebook, Inc. Class A(Æ) 12,550 3,184
HP, Inc.(Æ) 11,179 197
Intel Corp. 28,479 1,359
International Business Machines Corp. 3,436 422
Intuit, Inc. 1,465 449
IPG Photonics Corp.(Æ) 2,856 511
Lam Research Corp. 998 376
Marvell Technology Group, Ltd. 21,477 783
Micron Technology, Inc.(Æ) 19,795 991
Microsoft Corp. 32,611 6,686
Motorola Solutions, Inc. 1,714 240
NVIDIA Corp. 1,269 539
Oracle Corp. 44,862 2,488
QUALCOMM, Inc. 9,683 1,023
Raytheon Technologies Corp.(Æ) 20,345 1,153
Salesforce.com, Inc.(Æ) 1,442 281
Synopsys, Inc.(Æ) 1,887 376
Texas Instruments, Inc. 4,769 608
44,309
Utilities - 7.0%
American Electric Power Co., Inc. 3,514 305
AT&T, Inc. 93,856 2,776
CenterPoint Energy, Inc. 69,089 1,313
Dominion Energy, Inc. 6,202 503
Duke Energy Corp. 4,102 348
Entergy Corp. 16,651 1,751
Exelon Corp. 42,207 1,630
FirstEnergy Corp. 29,530 856
NextEra Energy, Inc. 1,900 533
PG&E Corp.(Æ) 3,334 31
PPL Corp. 33,658 896
Southern Co. (The) 9,980 545
UGI Corp. 13,824 461
Verizon Communications, Inc. 65,272 3,752
15,700
Total Common Stocks
(cost $154,464) 216,036
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021 Rights 3,695 13
Occidental Petroleum Corp.(Æ)
2027 Warrants 467 3
Total Warrants and Rights
(cost $8) 16
Short-Term Investments - 3.7%
U.S. Cash Management Fund(@) 8,313,319
(∞)
8,312
Total Short-Term Investments
(cost $8,313) 8,312
Total Investments - 100.2%
(identified cost $162,785) 224,364
Other Assets and Liabilities, Net
- (0.2)%
(357)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Net Assets - 100.0%
224,007

Russell Investment Company
Equity Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
6 Equity Income Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 24 USD 3,916 09/20
247
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
247
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 24,043 $ — $ —
$ —
$ 24,043
Consumer Staples 16,038 — —
—
16,038
Energy 8,793 — —
—
8,793
Financial Services 50,122 — —
—
50,122
Health Care 29,714 — —
—
29,714
Materials and Processing 12,109 — —
—
12,109
Producer Durables 15,208 — —
—
15,208
Technology 44,309 — —
—
44,309
Utilities 15,700 — —
—
15,700
Warrants and Rights 16 — —
—
16
Short-Term Investments — — —
8,312
8,312
Total Investments 216,052 — — 8,312 224,364
Other Financial Instruments
Assets
Futures Contracts 247 — — — 247
Total Other Financial Instruments
*
$ 247 $ — $ — $ — $ 247
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 103.2%
Consumer Discretionary - 12.5%
Altice USA, Inc. Class A(Æ)(Ð) 13,418 362
Amazon.com, Inc.(Æ) 1,223 3,870
Amerco , Inc.(Ð) 1,244 395
AutoZone, Inc.(Æ) 1,188 1,434
Cable One, Inc. 518 944
Comcast Corp. Class A 46,167 1,976
Costco Wholesale Corp. 7,010 2,282
Dollar General Corp. 15,901 3,028
Fox Corp. Class A 1,808 47
Fox Corp. Class B 1,759 45
Graham Holdings Co. Class B 1,976 787
Hilton Grand Vacations, Inc.(Æ) 7,992 162
Home Depot, Inc. (The) 3,861 1,025
Lowe's Cos., Inc. 30,666 4,566
Madison Square Garden Entertainment Corp.
(Æ)(Ð) 1,422 101
Madison Square Garden Sports Corp. Class
A(Æ)(Ð) 3,719 572
McDonald's Corp. 173 34
Netflix, Inc.(Æ) 642 314
Nike, Inc. Class B 12,906 1,260
NVR, Inc.(Æ) 182 715
Omnicom Group, Inc. 22,335 1,200
O'Reilly Automotive, Inc.(Æ) 1,645 785
Ross Stores, Inc. 42,281 3,791
Scientific Games Corp. Class A(Æ) 20,652 363
Sirius XM Holdings, Inc. 18,459 109
Starbucks Corp.(Ð)(Û) 29,473 2,256
Target Corp. 1,060 133
TJX Cos., Inc. 1,865 97
Visteon Corp.(Æ)(Ð) 8,283 601
Walmart, Inc. 4,710 609
Yum China Holdings, Inc. 9,872 505
34,368
Consumer Staples - 13.3%
Archer-Daniels-Midland Co.(Ð) 30,345 1,300
Coca-Cola Co. (The)(Û) 118,464 5,596
Colgate-Palmolive Co. 40,921 3,159
ConAgra Foods, Inc. 33,420 1,252
CVS Health Corp. 55,647 3,502
General Mills, Inc.(Ð) 11,693 740
Hershey Co. (The)(Ð)(Û) 8,756 1,273
Hormel Foods Corp. 1,805 92
Ingredion, Inc.(Ð) 9,268 802
JM Smucker Co. (The)(Ñ) 12,291 1,344
Kimberly-Clark Corp.(Ð)(Û) 10,907 1,658
Kroger Co. (The) 111,628 3,884
Mondelez International, Inc. Class A 19,301 1,071
Monster Beverage Corp.(Æ) 2,985 234
PepsiCo, Inc. 8,507 1,171
Procter & Gamble Co. (The) 20,549 2,694
Sprouts Farmers Market, Inc.(Æ) 4,630 122
Sysco Corp. 35,150 1,858
Unilever NV 80,533 4,753
Walgreens Boots Alliance, Inc. 5,917 241
36,746
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Energy - 0.4%
Chevron Corp. 5,075 426
Exxon Mobil Corp. 10,773 454
Marathon Oil Corp.(Ð) 24,482 134
Xcel Energy, Inc. 2,173 150
1,164
Financial Services - 20.2%
Aflac, Inc. 52,945 1,883
Allstate Corp. (The)(Û) 13,758 1,299
American Equity Investment Life Holding
Co. 6,052 154
American Tower Corp.(ö) 6,374 1,666
AvalonBay Communities, Inc.(ö) 729 112
Bank of America Corp. 9,086 226
Bank of New York Mellon Corp. (The)(Û) 13,944 500
Berkshire Hathaway, Inc. Class B(Æ) 17,168 3,362
BlackRock, Inc. Class A 248 143
Brighthouse Financial, Inc.(Æ) 28,597 810
Broadridge Financial Solutions, Inc. 880 118
Cboe Global Markets, Inc. 3,639 319
CBRE Group, Inc. Class A(Æ) 14,371 630
Charles Schwab Corp. (The) 27,450 910
Chubb, Ltd. 1,198 152
CME Group, Inc. Class A(Ð) 7,874 1,309
Crown Castle International Corp.(ö) 903 151
Duke Realty Corp.(ö) 1,584 64
Equity Commonwealth(ö)(Û) 23,976 757
Equity LifeStyle Properties, Inc. Class A(ö)
(Û) 2,737 187
Equity Residential(ö) 801 43
Essex Property Trust, Inc.(ö) 229 51
First Republic Bank 15,516 1,745
Gaming and Leisure Properties, Inc.(Ð)(ö) 30,246 1,095
Global Payments, Inc. 12,234 2,178
Globe Life, Inc.(Æ) 1,156 92
Green Dot Corp. Class A(Æ)(Û) 19,392 983
Hanover Insurance Group, Inc. (The) 1,022 104
Host Hotels & Resorts, Inc.(ö) 21,470 231
Intercontinental Exchange, Inc.(Û) 16,767 1,623
Jack Henry & Associates, Inc. 952 170
JPMorgan Chase & Co. 4,286 414
Lamar Advertising Co. Class A(ö) 1,992 131
Markel Corp.(Æ) 1,830 1,912
Marsh & McLennan Cos., Inc. 31,401 3,660
MasterCard, Inc. Class A(Û) 12,151 3,748
Merck & Co., Inc.(Û) 77,876 6,248
Moody's Corp. 5,857 1,648
PayPal Holdings, Inc.(Æ) 2,614 513
PNC Financial Services Group, Inc. (The) 840 90
Progressive Corp. (The) 13,350 1,206
Prologis, Inc.(ö) 2,536 267
Public Storage(ö) 3,322 664
RenaissanceRe Holdings, Ltd. 5,371 969
SLM Corp. 51,433 348
State Street Corp. 48,360 3,084
Travelers Cos., Inc. (The)(Ð) 11,699 1,338
US Bancorp 71,236 2,624
Visa, Inc. Class A 13,959 2,657
Wells Fargo & Co. 5,065 123

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
8 Sustainable Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Western Union Co. (The)(Ð) 41,414 1,006
55,717
Health Care - 13.9%
Abbott Laboratories 20,434 2,056
Align Technology, Inc.(Æ)(Û) 3,942 1,158
AmerisourceBergen Corp. Class A 5,378 539
Amgen, Inc. 16,046 3,926
Bluebird Bio, Inc.(Æ)(Ð) 4,025 244
Bristol-Myers Squibb Co. 1,089 64
Cerner Corp. 18,072 1,255
Cigna Corp. 629 109
Cooper Cos., Inc. (The)(Ð) 2,735 774
Corcept Therapeutics, Inc.(Æ) 18,051 270
Edwards Lifesciences Corp.(Æ) 13,222 1,037
Eli Lilly & Co. 6,238 938
Envista Holdings Corp.(Æ)(Ð) 13,155 288
Gilead Sciences, Inc.(Ð)(Û) 22,920 1,594
Humana, Inc. 840 330
ICU Medical, Inc.(Æ)(Ð) 1,949 358
Ironwood Pharmaceuticals, Inc. Class A(Æ)
(Ð) 15,202 139
Johnson & Johnson 46,642 6,798
Magellan Health, Inc.(Æ) 2,666 198
Medtronic PLC 190 18
Merit Medical Systems, Inc.(Æ)(Ð) 2,392 107
Molina Healthcare, Inc.(Æ)(Ð) 3,348 618
Pfizer, Inc. 13,717 528
Quest Diagnostics, Inc. 12,281 1,561
Sage Therapeutics, Inc.(Æ)(Ð) 2,251 103
Teleflex, Inc. 4,658 1,738
Tenet Healthcare Corp.(Æ)(Ð) 9,871 261
Thermo Fisher Scientific, Inc. 5,428 2,247
United Therapeutics Corp.(Æ) 7,736 862
UnitedHealth Group, Inc. 19,064 5,772
Varian Medical Systems, Inc.(Æ)(Ð) 7,014 1,001
Veeva Systems, Inc. Class A(Æ) 3,205 848
Vertex Pharmaceuticals, Inc.(Æ) 1,581 430
38,169
Materials and Processing - 0.9%
Acuity Brands, Inc.(Ð) 2,675 265
Alcoa Corp.(Æ)(Ð) 24,694 321
Ecolab, Inc. 3,849 720
Linde PLC(Æ) 4,075 1,000
Louisiana-Pacific Corp. 2,192 69
2,375
Producer Durables - 10.6%
3M Co. 13,187 1,984
Accenture PLC Class A 3,232 726
AGCO Corp.(Ð)(Û) 12,796 840
Automatic Data Processing, Inc. 2,834 377
CH Robinson Worldwide, Inc.(Ð) 11,612 1,088
Cummins, Inc. 8,416 1,627
Curtiss-Wright Corp. 6,371 568
EMCOR Group, Inc. 5,197 356
Expeditors International of Washington, Inc.
(Ð)(Û) 12,142 1,026
Flir Systems, Inc. 3,361 140
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Fortive Corp. 18,123 1,272
Honeywell International, Inc. 20,420 3,049
Illinois Tool Works, Inc. 9,103 1,684
Insperity , Inc. 14,467 967
Landstar System, Inc.(Û) 7,957 969
Littelfuse , Inc. 407 72
Lockheed Martin Corp.(Û) 4,864 1,843
ManpowerGroup , Inc. 8,224 566
Mettler -Toledo International, Inc.(Æ) 1,154 1,079
National Instruments Corp. 16,807 597
Old Dominion Freight Line, Inc. 4,352 796
Paychex, Inc.(Ð) 20,341 1,463
Rollins, Inc. 3,582 188
Roper Technologies, Inc. 3,886 1,681
SkyWest, Inc. 9,334 246
Stanley Black & Decker, Inc. 12,675 1,943
TransDigm Group, Inc. 1,420 613
Waste Management, Inc. 1,332 146
WESCO International, Inc.(Æ) 2,936 114
WW Grainger, Inc. 3,422 1,169
29,189
Technology - 28.2%
Activision Blizzard, Inc. 8,107 670
Adobe, Inc.(Æ) 7,477 3,322
Akamai Technologies, Inc.(Æ) 516 58
Alphabet, Inc. Class A(Æ) 1,328 1,976
Alphabet, Inc. Class C(Æ)(Û) 6,086 9,027
Amdocs, Ltd. 13,763 855
Amkor Technology, Inc.(Æ) 10,561 144
Amphenol Corp. Class A 12,511 1,323
Analog Devices, Inc. 2,185 251
Apple, Inc.(Ð) 17,928 7,621
Applied Materials, Inc. 1,061 68
Aspen Technology, Inc.(Æ) 455 44
Avnet, Inc. 24,270 648
Box, Inc. Class A(Æ) 31,928 573
CACI International, Inc. Class A(Æ) 248 52
Cadence Design Systems, Inc.(Æ) 1,806 197
Cargurus , Inc.(Æ) 6,415 185
CDW Corp. 401 47
Cirrus Logic, Inc.(Æ)(Û) 13,854 949
Cisco Systems, Inc. 18,999 895
Citrix Systems, Inc.(Û) 10,758 1,536
Cognizant Technology Solutions Corp. Class
A 8,066 551
CommVault Systems, Inc.(Æ) 15,594 687
Cornerstone OnDemand , Inc.(Æ) 14,704 522
Corteva , Inc. Class W 11,633 332
Dell Technologies, Inc. Class C(Æ) 15,386 921
Dolby Laboratories, Inc. Class A 2,262 157
Dropbox, Inc. Class A(Æ)(Ð) 39,808 906
Electronic Arts, Inc.(Æ) 4,154 588
F5 Networks, Inc.(Æ)(Û) 8,832 1,200
Facebook, Inc. Class A(Æ) 19,101 4,845
FireEye, Inc.(Æ) 38,581 583
Fortinet, Inc.(Æ) 4,283 592
Genpact , Ltd. 1,241 49
Glu Mobile, Inc.(Æ) 7,546 71
HP, Inc.(Æ)(Û) 56,326 990

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 9
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Intel Corp. 17,369 829
Intuit, Inc. 8,300 2,543
Juniper Networks, Inc. 15,827 402
Leidos Holdings, Inc. 521 50
Maxim Integrated Products, Inc. 4,057 276
Microchip Technology, Inc. 38,036 3,869
Micron Technology, Inc.(Æ) 4,208 211
Microsoft Corp.(Û) 75,936 15,569
NCR Corp.(Æ)(Ð) 17,820 328
NetScout Systems, Inc.(Æ) 14,586 371
Nutanix , Inc. Class A(Æ) 4,662 103
Oracle Corp.(Ð) 10,576 586
Pure Storage, Inc. Class A(Æ)(Ð) 25,567 457
Raytheon Technologies Corp.(Æ) 663 38
Salesforce.com, Inc.(Æ) 5,613 1,094
SAP SE - ADR 14,473 2,304
Sonos , Inc.(Æ) 7,632 122
Synaptics , Inc.(Æ) 6,474 518
Synopsys, Inc.(Æ) 1,261 251
TE Connectivity, Ltd. 8,447 752
Tenable Holdings, Inc.(Æ) 10,581 359
Teradata Corp.(Æ)(Û) 28,632 601
Texas Instruments, Inc. 4,253 542
Tyler Technologies, Inc.(Æ) 282 101
Verint Systems, Inc.(Æ) 4,970 223
VeriSign, Inc.(Æ)(Û) 5,302 1,123
Xilinx, Inc. 597 64
Yelp, Inc. Class A(Æ)(Ð) 24,921 623
77,744
Utilities - 3.2%
Alliant Energy Corp. 692 37
AT&T, Inc.(Ð) 79,187 2,343
Avangrid , Inc.(Ð) 18,103 901
CMS Energy Corp. 1,180 76
Consolidated Edison, Inc. 6,166 474
Dominion Energy, Inc. 3,677 298
DTE Energy Co. 606 70
Duke Energy Corp. 547 46
Entergy Corp. 467 49
Eversource Energy(Æ) 609 55
Exelon Corp. 4,632 179
Hawaiian Electric Industries, Inc.(Ð) 21,061 765
International Business Machines Corp. 4,549 559
National Fuel Gas Co. 1,314 53
NextEra Energy, Inc. 2,269 637
Plains GP Holdings, LP Class A(Æ) 28,749 228
Public Service Enterprise Group, Inc. 3,856 216
Sempra Energy 1,335 166
Southern Co. (The) 814 44
T-Mobile US, Inc.(Æ) 6,483 696
Verizon Communications, Inc. 16,569 953
8,845
Total Common Stocks
(cost $206,052) 284,317
Short-Term Investments - 5.7%
U.S. Cash Management Fund(@) 15,701,931 (∞) 15,700
Total Short-Term Investments
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(cost $15,700) 15,700
Other Securities - 0.3%
U.S. Cash Collateral Fund (x)(@) 1,005,750 (∞)
1,006
Total Other Securities
(cost $1,006) 1,006
Total Investments - 109.2%
(identified cost $222,758) 301,023
Securities Sold Short - (9.2)%
Consumer Discretionary - (1.7)%
Acushnet Holdings Corp. (10,151) (386)
Amazon.com, Inc.(Æ) (136) (430)
American Eagle Outfitters, Inc. (17,104) (171)
Callaway Golf Co. (18,731) (357)
Carvana Co.(Æ) (829) (128)
Dorman Products, Inc.(Æ) (3,620) (296)
Fortune Brands Home & Security, Inc. (3,745) (286)
Fox Factory Holding Corp.(Æ) (6,743) (600)
Leggett & Platt, Inc. (8,768) (352)
Monro Muffler Brake, Inc. (6,977) (393)
Nordstrom, Inc. (6,012) (82)
Ross Stores, Inc. (689) (62)
Steven Madden, Ltd. (11,483) (243)
TJX Cos., Inc. (8,414) (437)
Walt Disney Co. (The) (3,698) (432)
(4,655)
Consumer Staples - (0.1)%
Kraft Heinz Foods Co. (5,736) (197)
Financial Services - (2.4)%
Apollo Commercial Real Estate Finance,
Inc.(ö) (26,389) (246)
Arthur J Gallagher & Co. (2,790) (300)
Cannae Holdings, Inc.(Æ) (10,507) (396)
CareTrust REIT, Inc.(ö) (24,106) (434)
Chimera Investment Corp.(ö) (39,490) (355)
Cohen & Steers, Inc. (3,317) (200)
Cousins Properties, Inc.(ö) (13,992) (430)
Crown Castle International Corp.(ö) (443) (74)
Digital Realty Trust, Inc.(ö) (3,092) (496)
Easterly Government Properties, Inc.(ö) (16,782) (410)
eHealth, Inc.(Æ) (878) (61)
Global Payments, Inc. (2,592) (461)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (7,303) (256)
Howard Hughes Corp. (The)(Æ) (306) (16)
Marsh & McLennan Cos., Inc. (4,120) (480)
Moelis & Co. Class A (10,625) (317)
Moody's Corp. (1,704) (479)
PayPal Holdings, Inc.(Æ) (1,459) (286)
RLI Corp. (2,365) (208)
Safehold , Inc.(Æ) (1,151) (58)
Truist Financial Corp. (12,783) (479)
Wells Fargo & Co. (4,155) (101)
(6,543)
Health Care - (1.4)%
Acadia Pharmaceuticals, Inc.(Æ) (2,605) (108)

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
10 Sustainable Equity Fund
L
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Arena Pharmaceuticals, Inc.(Æ) (7,026) (431)
Arrowhead Pharmaceuticals, Inc.(Æ) (1,649) (71)
Bio- Techne Corp.(Æ) (1,778) (489)
Boston Scientific Corp.(Æ) (3,210) (124)
Exact Sciences Corp.(Æ) (682) (65)
Guardant Health, Inc.(Æ) (1,332) (113)
Invitae Corp.(Æ) (5,878) (172)
Karuna Therapeutics, Inc.(Æ) (1,686) (138)
LHC Group, Inc.(Æ) (2,907) (567)
Momenta Pharmaceuticals, Inc.(Æ) (4,323) (127)
NeoGenomics , Inc.(Æ) (10,246) (392)
Quest Diagnostics, Inc. (2,524) (321)
Reata Pharmaceuticals, Inc. Class A(Æ) (234) (35)
Repligen Corp.(Æ) (2,007) (303)
Teladoc Health, Inc.(Æ) (1,614) (384)
Y- mAbs Therapeutics, Inc.(Æ) (3,614) (127)
(3,967)
Materials and Processing - (0.2)%
Sherwin-Williams Co. (The) (747) (484)
Trex Co., Inc.(Æ) (1,327) (185)
(669)
Producer Durables - (1.1)%
Albany International Corp. Class A (3,367) (162)
Altra Industrial Motion Corp. (13,310) (456)
Badger Meter, Inc. (6,938) (434)
CoStar Group, Inc.(Æ) (626) (532)
ESCO Technologies, Inc. (4,236) (364)
Ingersoll Rand, Inc.(Æ) (13,824) (437)
L3Harris Technologies, Inc. (2,215) (373)
TransDigm Group, Inc. (394) (170)
(2,928)
Technology - (2.3)%
Alteryx , Inc. Class A(Æ) (2,844) (499)
Analog Devices, Inc. (3,658) (420)
Appfolio , Inc. Class A(Æ) (2,377) (331)
Black Knight, Inc.(Æ) (2,517) (189)
Blackline, Inc.(Æ) (1,419) (126)
Booking Holdings, Inc.(Æ) (86) (143)
Brooks Automation, Inc. (3,242) (177)
Cognex Corp. (6,856) (458)
Entegris , Inc. (3,790) (273)
Envestnet , Inc.(Æ) (4,372) (355)
KLA Corp. (1,711) (342)
Mercury Systems, Inc.(Æ) (2,756) (213)
MongoDB, Inc.(Æ) (1,532) (351)
Onto Innovation, Inc.(Æ) (4,967) (188)
Q2 Holdings, Inc.(Æ) (3,893) (366)
Raytheon Technologies Corp.(Æ) (7,184) (407)
Rogers Corp.(Æ) (1,441) (172)
Roku, Inc.(Æ) (634) (98)
Salesforce.com, Inc.(Æ) (2,584) (503)
Splunk , Inc.(Æ) (1,041) (218)
Trade Desk, Inc. (The) Class A(Æ) (234) (106)
Twilio , Inc. Class A(Æ) (1,434) (399)
(6,334)
Utilities – (0.0)%
NextEra Energy, Inc. (464) (130)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Total Securities Sold Short
(proceeds $21,124) (25,423)
Other Assets and Liabilities, Net
- 0.0%
(79)
Net Assets - 100.0%
275,521

Russell Investment Company
Sustainable Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Sustainable Equity Fund 11
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 18 USD 2,937 09/20
20
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
20
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 34,368 $ — $ —
$ —
$ 34,368
Consumer Staples 36,746 — —
—
36,746
Energy 1,164 — —
—
1,164
Financial Services 55,717 — —
—
55,717
Health Care 38,169 — —
—
38,169
Materials and Processing 2,375 — —
—
2,375
Producer Durables 29,189 — —
—
29,189
Technology 77,74 4 — —
—
77,74 4
Utilities 8,84 5 — —
—
8,84 5
Short-Term Investments — — —
15,700
15,700
Other Securities — — —
1,006
1,006
Total Investments 284,31 7 — — 16,706 301,02 3
Securities Sold Short** (25,42 3 ) — — — (25,42 3 )
Other Financial Instruments
Assets
Futures Contracts 20 — — — 20
Total Other Financial Instruments
*
$ 20 $ — $ — $ — $ 20
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
12 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 104.6%
Consumer Discretionary - 19.1%
Altice USA, Inc. Class A(Æ) 9,051 244
Amazon.com, Inc.(Æ)(Û) 2,659 8,415
Amerco , Inc.(Ð) 593 188
AutoZone, Inc.(Æ) 467 564
Burlington Stores, Inc.(Æ) 798 150
Cable One, Inc. 316 576
Carnival Corp.(Ñ) 11,324 157
Charter Communications, Inc. Class A(Æ)(Ð) 4,712 2,733
Chipotle Mexican Grill, Inc. Class A(Æ) 269 311
Comcast Corp. Class A 5,204 223
Coty, Inc. Class A 1,237 5
Dollar Tree, Inc.(Æ) 425 40
Domino's Pizza, Inc.(Ð) 1,795 694
DR Horton, Inc. 1,628 108
eBay, Inc. 1,376 76
Expedia Group, Inc. 1,788 145
Five Below, Inc.(Æ) 622 68
Floor & Decor Holdings, Inc. Class A(Æ) 928 61
Ford Motor Co.(Ð) 223,095 1,475
Fox Corp. Class A 2,214 57
General Motors Co. 28,636 713
Gildan Activewear , Inc. Class A(Ñ) 34,237 608
Goodyear Tire & Rubber Co. (The) 20,026 180
Graham Holdings Co. Class B 360 143
H&R Block, Inc.(Ð) 12,885 187
Jack in the Box, Inc. 872 72
Kohl's Corp. 2,084 40
Las Vegas Sands Corp. 1,735 76
Lear Corp. 6,978 770
Lennar Corp. Class A 3,362 243
Liberty Media Corp. Class A(Æ)(Ð) 7,773 269
LKQ Corp.(Æ) 5,308 150
Lowe's Cos., Inc. 1,493 222
Lululemon Athletica , Inc.(Æ) 1,045 340
Madison Square Garden Entertainment Corp.
(Æ) 920 65
Madison Square Garden Sports Corp. Class
A(Æ)(Ð) 2,175 334
Marriott International, Inc. Class A 1,251 105
Marriott Vacations Worldwide Corp.(Ð) 549 46
Meritor, Inc.(Æ) 3,598 82
MGM Resorts International 2,333 38
Mohawk Industries, Inc.(Æ) 5,465 436
Netflix, Inc.(Æ) 3,864 1,889
Newell Rubbermaid, Inc. 28,829 473
Nike, Inc. Class B 15,041 1,468
Pool Corp. 204 65
PulteGroup, Inc. 4,611 201
PVH Corp. 8,961 436
Rent-A-Center, Inc. Class A 2,358 68
Ross Stores, Inc. 1,076 96
Royal Caribbean Cruises, Ltd. 1,086 53
Scientific Games Corp. Class A(Æ) 6,298 111
Sirius XM Holdings, Inc. 4,744 28
Starbucks Corp.(Ð)(Û) 23,729 1,816
Sturm Ruger & Co., Inc.(Û) 1,213 99
Target Corp. 2,643 333
Tempur Sealy International, Inc.(Æ) 715 58
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Tesla, Inc.(Æ) 168 240
Thor Industries, Inc. 706 80
Toll Brothers, Inc. 2,416 92
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 563 109
Visteon Corp.(Æ)(Ð) 2,457 178
Wingstop , Inc. 1,166 182
29,484
Consumer Staples - 2.0%
Altria Group, Inc. 1,769 73
Archer-Daniels-Midland Co.(Ð) 5,304 227
Bunge, Ltd. 8,101 352
Coca-Cola Bottling Co. Consolidated, Inc. 380 87
Constellation Brands, Inc. Class A 297 53
CVS Health Corp. 2,315 146
Herbalife Nutrition, Ltd.(Æ)(Û) 3,271 168
Hershey Co. (The) 2,128 309
Kimberly-Clark Corp.(Ð)(Û) 4,790 729
Kraft Heinz Foods Co. 447 15
Kroger Co. (The)(Û) 9,130 317
Medifast , Inc.(Ð) 434 73
Molson Coors Beverage Co. Class B 361 14
Mondelez International, Inc. Class A 552 31
Monster Beverage Corp.(Æ) 1,496 117
Philip Morris International, Inc. 1,964 151
Tyson Foods, Inc. Class A 696 43
US Foods Holding Corp.(Æ) 2,913 59
USANA Health Sciences, Inc.(Æ) 999 81
Walgreens Boots Alliance, Inc. 2,170 88
3,133
Energy - 2.6%
Apache Corp. 1,311 20
Cenovus Energy, Inc. 57,667 257
Chevron Corp. 2,017 169
Cimarex Energy Co. 328 8
Concho Resources, Inc. 938 49
ConocoPhillips 1,829 68
Continental Resources, Inc.(Ð) 3,560 62
Devon Energy Corp. 999 10
EOG Resources, Inc.(Ð) 2,971 139
Exxon Mobil Corp. 6,789 286
Halliburton Co. 54,670 784
Hess Corp. 1,966 97
Marathon Oil Corp.(Ð) 19,794 109
Marathon Petroleum Corp. 4,543 174
National Oilwell Varco, Inc. 28,642 330
Occidental Petroleum Corp.(Û) 14,129 222
Phillips 66 1,252 78
Pioneer Natural Resources Co.(Û) 4,808 466
Royal Dutch Shell PLC Class A - ADR(Ñ) 8,193 244
Schlumberger, Ltd. 1,785 32
Targa Resources Corp. 8,372 153
Valero Energy Corp. 1,536 86
World Fuel Services Corp. 4,985 117
Xcel Energy, Inc. 1,197 83
4,043
Financial Services - 20.5%
Affiliated Managers Group, Inc. 410 28

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 13
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Alleghany Corp.(Û) 457 239
Allstate Corp. (The)(Ð)(Û) 5,280 498
Ally Financial, Inc. 9,046 182
American Campus Communities, Inc.(Ð)(ö) 6,166 220
American Equity Investment Life Holding
Co. 2,018 51
American Express Co. 571 53
American International Group, Inc. 32,723 1,052
Ameriprise Financial, Inc. 2,545 391
Assurant, Inc. 760 82
Assured Guaranty, Ltd. 3,188 70
Athene Holding, Ltd. Class A(Æ) 1,829 59
Axis Capital Holdings, Ltd.(Ð) 17,801 714
Bank of America Corp. 34,005 846
Bank of New York Mellon Corp. (The)(Û) 17,935 643
BlackRock, Inc. Class A 81 47
Boston Properties, Inc.(ö) 673 60
Brighthouse Financial, Inc.(Æ) 9,541 270
Capital One Financial Corp. 19,800 1,263
Cboe Global Markets, Inc. 347 30
CBRE Group, Inc. Class A(Æ) 3,198 140
Charles Schwab Corp. (The) 5,633 187
Citigroup, Inc. 17,814 891
Colony Capital, Inc.(ö) 5,335 10
Crown Castle International Corp.(ö) 526 88
Cullen/Frost Bankers, Inc. 2,516 181
Digital Realty Trust, Inc.(ö) 556 89
Discover Financial Services 4,627 229
Equinix , Inc.(Æ)(ö) 302 237
Equitable Holdings, Inc. 26,407 540
Equity LifeStyle Properties, Inc. Class A(ö) 4,419 302
Equity Residential(ö) 1,271 68
Essex Property Trust, Inc.(Ð)(ö) 281 62
First Republic Bank 1,394 157
Fiserv, Inc.(Æ) 1,619 162
Four Corners Property Trust, Inc.(ö) 4,972 125
Gaming and Leisure Properties, Inc.(Ð)(ö) 10,102 366
Global Payments, Inc. 1,111 198
Goldman Sachs Group, Inc. (The) 3,555 704
Green Dot Corp. Class A(Æ) 4,579 232
Healthpeak Properties, Inc.(ö) 3,185 87
Hilltop Holdings, Inc. 5,011 98
Interactive Brokers Group, Inc. Class A(Ð) 3,970 197
Intercontinental Exchange, Inc. 7,149 692
Invitation Homes, Inc.(ö) 12,571 375
Janus Henderson Group PLC 2,100 44
JBG Smith Properties(ö) 783 23
JPMorgan Chase & Co. 10,466 1,011
Kemper Corp. 839 66
KKR & Co., Inc. Class A 47,806 1,691
Lincoln National Corp. 2,665 99
LPL Financial Holdings, Inc. 1,601 127
MasterCard, Inc. Class A(Û) 7,420 2,290
Mercury General Corp.(Ð) 2,248 96
MetLife, Inc.(Ð) 32,292 1,222
Morgan Stanley 13,010 636
National Health Investors, Inc.(Ð)(ö) 3,154 196
PayPal Holdings, Inc.(Æ) 13,528 2,652
PNC Financial Services Group, Inc. (The) 288 31
Popular, Inc. 6,485 241
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Primerica, Inc. 654 78
Raymond James Financial, Inc.(Ð) 3,557 247
Reinsurance Group of America, Inc. Class A 3,358 286
RenaissanceRe Holdings, Ltd. 1,836 331
SLM Corp. 13,599 92
Spirit Realty Capital, Inc.(ö) 5,738 198
State Street Corp.(Ð) 8,363 533
Synchrony Financial 15,713 348
Travelers Cos., Inc. (The)(Ð)(Û) 4,975 569
Truist Financial Corp. 3,524 132
UBS Group AG(Ñ) 37,271 435
Unum Group(Û) 6,697 115
Ventas, Inc.(ö) 640 25
Visa, Inc. Class A 14,334 2,729
Vornado Realty Trust(ö) 1,527 53
Voya Financial, Inc. 17,639 872
Weingarten Realty Investors(ö) 5,883 100
Wells Fargo & Co. 27,094 657
Welltower , Inc.(ö) 1,023 55
Weyerhaeuser Co.(ö) 7,786 217
31,712
Health Care - 13.2%
Abbott Laboratories 1,498 151
AbbVie, Inc. 3,153 299
Abiomed , Inc.(Æ)(Ð) 801 240
Acadia Healthcare Co., Inc.(Æ) 1,485 44
Agios Pharmaceuticals, Inc.(Æ)(Ð) 1,869 85
Alexion Pharmaceuticals, Inc.(Æ) 2,019 207
Align Technology, Inc.(Æ) 2,025 595
Alkermes PLC(Æ)(Ð) 15,697 283
Alnylam Pharmaceuticals, Inc.(Æ) 272 40
AmerisourceBergen Corp. Class A(Ð) 5,497 551
Amgen, Inc. 1,354 331
Anthem, Inc.(Æ)(Ð) 3,953 1,082
Becton Dickinson and Co. 235 66
Biogen, Inc.(Æ) 354 97
Bio- Techne Corp.(Æ) 506 139
Bluebird Bio, Inc.(Æ)(Ð) 1,632 99
Boston Scientific Corp.(Æ) 1,717 66
Bristol-Myers Squibb Co. 3,497 205
Bruker Corp. 1,159 52
Cardinal Health, Inc. 14,786 808
Centene Corp.(Æ) 2,432 159
Cerner Corp. 626 43
Change Healthcare, Inc.(Æ) 3,082 36
Charles River Laboratories International,
Inc.(Æ) 643 128
Cigna Corp. 1,729 299
Cooper Cos., Inc. (The) 108 31
Corcept Therapeutics, Inc.(Æ) 2,150 32
Edwards Lifesciences Corp.(Æ) 1,485 116
Eli Lilly & Co. 224 34
Gilead Sciences, Inc.(Û) 12,186 847
HCA Healthcare, Inc. 1,178 149
Humana, Inc.(Û) 2,584 1,014
ICU Medical, Inc.(Æ)(Ð) 1,579 290
Illumina, Inc.(Æ) 4,663 1,782
Incyte Corp.(Æ)(Ð)(Û) 6,434 635
Intuitive Surgical, Inc.(Æ) 2,413 1,654

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
14 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ionis Pharmaceuticals, Inc.(Æ) 1,470 85
IQVIA Holdings, Inc.(Æ) 12,676 2,009
Jazz Pharmaceuticals PLC(Æ)(Ð) 3,659 396
Laboratory Corp. of America Holdings(Æ) 495 95
Magellan Health, Inc.(Æ) 642 48
McKesson Corp. 7,879 1,183
Merit Medical Systems, Inc.(Æ)(Ð) 1,547 69
Molina Healthcare, Inc.(Æ) 2,528 467
Mylan NV(Æ) 36,483 587
Pacira BioSciences , Inc.(Æ) 1,370 72
Perrigo Co. PLC 727 39
Premier, Inc. Class A 1,041 36
Regeneron Pharmaceuticals, Inc.(Æ) 301 190
ResMed , Inc. 332 67
Sage Therapeutics, Inc.(Æ)(Ð) 1,720 78
United Therapeutics Corp.(Æ) 3,364 375
UnitedHealth Group, Inc. 4,024 1,218
Universal Health Services, Inc. Class B 923 101
Veeva Systems, Inc. Class A(Æ) 666 176
Vertex Pharmaceuticals, Inc.(Æ) 741 202
West Pharmaceutical Services, Inc. 482 130
20,312
Materials and Processing - 3.7%
Acuity Brands, Inc.(Ð) 1,111 110
Albemarle Corp. 422 35
Ashland Global Holdings, Inc.(Ð) 5,224 394
Atkore International Group, Inc.(Æ) 2,062 55
Ball Corp. 24,179 1,781
Berry Plastics Group, Inc.(Æ) 1,082 54
Boise Cascade Co. 1,933 90
Cabot Corp. 3,256 118
Celanese Corp. Class A 2,600 253
Copart , Inc.(Æ) 1,149 107
Crown Holdings, Inc.(Æ) 596 43
Domtar Corp. 1,030 22
Dow, Inc.(Ð) 27,106 1,113
DowDuPont , Inc. 2,384 127
Eastman Chemical Co. 1,121 84
Element Solutions, Inc.(Æ) 10,249 111
Graphic Packaging Holding Co. 3,859 54
Louisiana-Pacific Corp. 8,138 258
LyondellBasell Industries NV Class A 438 27
Masco Corp. 2,109 121
Mosaic Co. (The) 2,090 28
Newmont Corp. 1,568 109
Nucor Corp. 1,269 53
O-I Glass, Inc. Class I(Ð) 19,078 199
PPG Industries, Inc. 794 85
Resideo Technologies, Inc.(Æ) 3,732 50
Westrock Co. 2,242 60
WR Grace & Co.(Ð) 4,687 216
5,757
Producer Durables - 7.1%
AGCO Corp. 6,345 416
Allison Transmission Holdings, Inc. Class
A(Û) 6,233 233
American Airlines Group, Inc. 931 10
Avalara, Inc.(Æ) 625 84
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Boeing Co. (The) 907 143
Booz Allen Hamilton Holding Corp. Class A 450 37
Caterpillar, Inc. 844 112
CoStar Group, Inc.(Æ) 281 239
CSX Corp. 2,018 144
Deere & Co. 827 146
Delta Air Lines, Inc. 2,515 63
Eaton Corp. PLC 902 84
EMCOR Group, Inc.(Û) 2,441 167
Expeditors International of Washington, Inc.
(Ð)(Û) 5,413 457
FedEx Corp. 486 82
frontdoor , Inc.(Æ) 3,906 164
General Dynamics Corp. 216 32
General Electric Co. 168,843 1,026
HD Supply Holdings, Inc.(Æ) 3,235 114
Herman Miller, Inc. 6,216 146
Howmet Aerospace, Inc.(Û) 8,265 122
Insperity , Inc. 3,561 238
JB Hunt Transport Services, Inc. 880 114
Johnson Controls International PLC(Æ) 6,917 266
Keysight Technologies, Inc.(Æ) 724 72
L3Harris Technologies, Inc. 959 161
Landstar System, Inc.(Û) 3,205 390
ManpowerGroup , Inc.(Û) 4,193 288
MSC Industrial Direct Co., Inc. Class A 398 26
Norfolk Southern Corp. 663 127
Northrop Grumman Corp. 175 57
PACCAR, Inc. 581 49
Quanta Services, Inc.(Û) 6,500 259
SkyWest, Inc. 4,017 106
Stanley Black & Decker, Inc. 4,844 743
Textron, Inc.(Û) 13,079 457
TriNet Group, Inc.(Æ)(Û) 2,107 139
Union Pacific Corp. 1,269 220
United Parcel Service, Inc. Class B 954 136
United Rentals, Inc.(Æ) 819 127
Waste Management, Inc. 14,813 1,625
WESCO International, Inc.(Æ) 4,976 193
Westinghouse Air Brake Technologies Corp. 13,721 853
Xerox Holdings Corp. 6,324 105
XPO Logistics, Inc.(Æ) 1,222 92
Zebra Technologies Corp. Class A(Æ) 433 122
10,986
Technology - 33.5%
Adobe, Inc.(Æ) 2,569 1,141
Akamai Technologies, Inc.(Æ) 1,429 161
Alphabet, Inc. Class A(Æ) 1,284 1,911
Alphabet, Inc. Class C(Æ) 1,240 1,839
Amkor Technology, Inc.(Æ) 1,520 21
Anaplan, Inc.(Æ) 1,134 51
Ansys , Inc.(Æ) 133 41
Apple, Inc.(Ð) 12,916 5,489
Applied Materials, Inc. 5,045 325
Arista Networks, Inc.(Æ)(Ð) 964 250
Arrow Electronics, Inc.(Æ) 4,862 348
Autodesk, Inc.(Æ) 7,018 1,659
Avnet, Inc. 8,953 239
Booking Holdings, Inc.(Æ) 203 337

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 15
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Box, Inc. Class A(Æ) 10,238 184
Broadcom, Inc. 409 130
CACI International, Inc. Class A(Æ) 270 56
Cadence Design Systems, Inc.(Æ) 1,601 175
CDW Corp. 717 83
Cerence , Inc.(Æ)(Ð) 1,187 47
Ceridian HCM Holding, Inc.(Æ)(Ð) 2,532 198
Ciena Corp.(Æ) 2,043 122
Cirrus Logic, Inc.(Æ) 5,833 400
Cognizant Technology Solutions Corp. Class
A 10,208 697
Coherent, Inc.(Æ) 319 44
CommScope Holding Co., Inc.(Æ) 18,582 172
CommVault Systems, Inc.(Æ) 6,429 283
Cornerstone OnDemand , Inc.(Æ) 4,920 175
Corning, Inc. 1,152 36
Corteva , Inc. Class W 15,696 449
Coupa Software, Inc.(Æ) 5,419 1,661
CSG Systems International, Inc. 2,350 99
Dell Technologies, Inc. Class C(Æ)(Ð) 9,042 541
DocuSign, Inc.(Æ) 439 95
Dropbox, Inc. Class A(Æ) 20,631 469
DXC Technology Co. 392 7
Electronic Arts, Inc.(Æ) 1,268 180
Entegris , Inc. 1,796 129
EPAM Systems, Inc.(Æ) 542 157
Etsy, Inc.(Æ) 584 69
Facebook, Inc. Class A(Æ) 4,363 1,107
FireEye, Inc.(Æ) 19,566 295
Fortinet, Inc.(Æ) 5,859 810
GoDaddy , Inc. Class A(Æ)(Ð) 3,645 256
Hewlett Packard Enterprise Co. Class H(Ð) 102,486 1,011
HP, Inc.(Æ) 42,183 742
Intel Corp. 4,456 213
Intuit, Inc. 575 176
Juniper Networks, Inc. 17,330 440
KLA Corp. 844 169
Lam Research Corp. 652 246
Leidos Holdings, Inc. 1,630 155
LogMeIn, Inc. 641 55
Marvell Technology Group, Ltd. 3,056 111
Match Group, Inc.(Æ) 16,502 1,695
Medallia , Inc.(Æ) 1,669 51
Microsoft Corp. 35,470 7,272
MKS Instruments, Inc. 718 92
Monolithic Power Systems, Inc. 565 150
NCR Corp.(Æ)(Ð) 5,826 107
NetApp, Inc.(Ð) 10,655 472
NetScout Systems, Inc.(Æ) 7,081 180
New Relic, Inc.(Æ)(Ð) 2,611 185
NortonLifeLock , Inc.(Æ) 6,862 147
Nutanix , Inc. Class A(Æ) 4,113 91
NVIDIA Corp. 907 385
Okta , Inc.(Æ) 630 139
ON Semiconductor Corp.(Æ) 3,810 78
Palo Alto Networks, Inc.(Æ)(Ð) 1,009 258
Paycom Software, Inc.(Æ) 4,057 1,154
Perspecta , Inc. 2,000 43
Progress Software Corp. 3,817 133
Proofpoint , Inc.(Æ) 582 67
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pure Storage, Inc. Class A(Æ)(Ð) 7,372 132
QUALCOMM, Inc. 10,096 1,066
RealPage , Inc.(Æ) 1,058 67
Salesforce.com, Inc.(Æ) 2,543 496
ServiceNow , Inc.(Æ) 5,498 2,415
Sonos , Inc.(Æ) 3,420 55
Super Micro Computer, Inc.(Æ) 3,292 100
Synaptics , Inc.(Æ) 4,454 356
SYNNEX Corp. 551 69
Synopsys, Inc.(Æ) 943 188
Take-Two Interactive Software, Inc.(Æ)(Ð) 3,075 504
Tenable Holdings, Inc.(Æ) 3,349 114
Teradata Corp.(Æ) 9,943 209
Teradyne, Inc. 1,512 135
Trade Desk, Inc. (The) Class A(Æ) 267 121
Twilio , Inc. Class A(Æ) 9,268 2,571
Tyler Technologies, Inc.(Æ) 106 38
Uber Technologies, Inc.(Æ) 67,529 2,043
Varonis Systems, Inc.(Æ) 1,863 202
Verint Systems, Inc.(Æ) 4,864 218
VeriSign, Inc.(Æ) 2,704 572
Western Digital Corp.(Ð) 9,272 400
Workday, Inc. Class A(Æ) 778 141
Workiva , Inc.(Æ)(Ð) 1,090 61
Yelp, Inc. Class A(Æ) 6,736 168
Zendesk , Inc.(Æ) 477 43
Zscaler , Inc.(Æ)(Ð) 1,771 230
Zynga, Inc. Class A(Æ) 4,604 45
51,714
Utilities - 2.9%
Ameren Corp. 883 71
American Electric Power Co., Inc. 1,698 148
AT&T, Inc. 8,897 263
Baker Hughes, a GE Co. LLC 42,709 661
CenturyLink, Inc. 4,996 48
CMS Energy Corp. 902 58
Cogent Communications Holdings, Inc.(Ð) 3,140 283
Consolidated Edison, Inc. 1,938 149
Dominion Energy, Inc. 1,049 85
Duke Energy Corp. 1,011 86
Edison International 4,438 247
International Business Machines Corp. 1,033 127
NextEra Energy, Inc. 977 274
NRG Energy, Inc.(Û) 20,013 677
PG&E Corp.(Æ) 1,080 10
Pinnacle West Capital Corp. 2,332 194
Portland General Electric Co. 3,727 164
Public Service Enterprise Group, Inc. 1,216 68
RingCentral, Inc. Class A(Æ) 267 78
Southern Co. (The) 2,501 137
T-Mobile US, Inc.(Æ) 1,343 144
Verizon Communications, Inc. 3,274 188
Vistra Energy Corp. 7,623 142
WEC Energy Group, Inc.(Æ)(Û) 1,768 168
4,470
Total Common Stocks
(cost $134,832) 161,611

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
16 U.S. Dynamic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co. (Æ)
2021 Rights 1,154
4
Occidental Petroleum Corp. (Æ)
2027 Warrants 279
2
Total Warrants and Rights
(cost $2) 6
Short-Term Investments - 3.6%
U.S. Cash Management Fund(@) 5,622,397 (∞) 5,622
Total Short-Term Investments
(cost $5,622) 5,622
Other Securities - 1.0%
U.S. Cash Collateral Fund(x)(@) 1,472,000 (∞)
1,472
Total Other Securities
(cost $1,472) 1,472
Total Investments - 109.2%
(identified cost $141,928) 168,711
Securities Sold Short - (8.1)%
Consumer Discretionary - (1.3)%
American Eagle Outfitters, Inc. (18,056) (181)
Callaway Golf Co. (12,319) (235)
Carvana Co.(Æ) (444) (69)
Fox Factory Holding Corp.(Æ) (2,971) (264)
Gap, Inc. (The) (15,947) (213)
Monro Muffler Brake, Inc. (830) (47)
Newell Rubbermaid, Inc. (5,216) (86)
Nordstrom, Inc. (12,719) (174)
Thor Industries, Inc. (2,501) (285)
ViacomCBS , Inc. Class B (10,681) (278)
Walt Disney Co. (The) (1,770) (207)
(2,039)
Consumer Staples - (0.2)%
ConAgra Foods, Inc. (3,465) (130)
Keurig Dr Pepper, Inc. (7,551) (231)
(361)
Energy - (0.1)%
ChampionX Corp.(Æ) (9,075) (86)
Southwestern Energy Co.(Æ) (6,240) (15)
(101)
Financial Services - (2.2)%
AGNC Investment Corp.(Æ) (4,694) (64)
Annaly Capital Management, Inc.(ö) (40,096) (297)
Apollo Commercial Real Estate Finance,
Inc.(ö) (23,155) (215)
Ares Management Corp. Class A (1,436) (57)
CareTrust REIT, Inc.(ö) (4,423) (80)
Carlyle Group, Inc. (The) (5,860) (167)
Chimera Investment Corp.(ö) (22,304) (201)
eHealth, Inc.(Æ) (933) (65)
Fiserv, Inc.(Æ) (2,103) (210)
Global Payments, Inc. (1,198) (213)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (4,825) (169)
KKR & Co., Inc. Class A (7,103) (251)
Marsh & McLennan Cos., Inc. (1,965) (229)
Moelis & Co. Class A (6,750) (201)
New Residential Investment Corp.(ö) (30,337) (241)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Omega Healthcare Investors, Inc.(ö) (5,127) (166)
PennyMac Mortgage Investment Trust(ö) (11,965) (226)
Safehold , Inc.(Æ) (2,395) (121)
Two Harbors Investment Corp.(ö) (50,761) (276)
(3,449)
Health Care - (1.9)%
Acadia Pharmaceuticals, Inc.(Æ) (1,380) (57)
Arena Pharmaceuticals, Inc.(Æ) (2,093) (128)
Arrowhead Pharmaceuticals, Inc.(Æ) (743) (32)
Bio-Rad Laboratories, Inc. Class A(Æ) (517) (271)
Bio- Techne Corp.(Æ) (380) (105)
Catalent , Inc.(Æ) (2,998) (262)
Change Healthcare, Inc.(Æ) (18,787) (219)
Emergent BioSolutions , Inc.(Æ) (3,188) (355)
Exact Sciences Corp.(Æ) (408) (39)
Guardant Health, Inc.(Æ) (1,314) (112)
HealthEquity , Inc.(Æ) (3,531) (182)
Immunomedics , Inc.(Æ) (828) (35)
Invitae Corp.(Æ) (2,732) (80)
Karuna Therapeutics, Inc.(Æ) (943) (77)
LHC Group, Inc.(Æ) (960) (187)
Mersana Therapeutics, Inc.(Æ) (1,053) (21)
Momenta Pharmaceuticals, Inc.(Æ) (2,187) (64)
NeoGenomics , Inc.(Æ) (6,647) (254)
OPKO Health, Inc.(Æ) (12,106) (62)
Premier, Inc. Class A (4,712) (165)
Repligen Corp.(Æ) (1,852) (279)
(2,986)
Materials and Processing - (0.3)%
Berry Plastics Group, Inc.(Æ) (1,597) (80)
Quaker Chemical Corp. (1,413) (274)
Trex Co., Inc.(Æ) (904) (126)
(480)
Producer Durables - (0.2)%
Altra Industrial Motion Corp. (708) (24)
Ingersoll Rand, Inc.(Æ) (1,252) (40)
L3Harris Technologies, Inc. (352) (59)
Plug Power, Inc.(Æ) (9,647) (74)
Stericycle, Inc.(Æ) (1,394) (84)
(281)
Technology - (1.7)%
Alteryx , Inc. Class A(Æ) (153) (27)
Amphenol Corp. Class A (1,630) (172)
Ansys , Inc.(Æ) (822) (255)
Appfolio , Inc. Class A(Æ) (1,459) (203)
Brooks Automation, Inc. (5,229) (285)
Cognex Corp. (3,978) (266)
Envestnet , Inc.(Æ) (2,933) (238)
II-VI, Inc.(Æ) (4,006) (203)
Onto Innovation, Inc.(Æ) (3,483) (132)
Q2 Holdings, Inc.(Æ) (2,511) (236)
Raytheon Technologies Corp.(Æ) (3,349) (190)
Roku, Inc.(Æ) (278) (43)
Sabre Corp. (8,663) (65)
Salesforce.com, Inc.(Æ) (179) (35)
Twilio , Inc. Class A(Æ) (1,047) (290)
(2,640)

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Dynamic Equity Fund 17
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Utilities - (0.2)%
RingCentral, Inc. Class A(Æ) (796) (231)
Total Securities Sold Short
(proceeds $10,185) (12,568)
Other Assets and Liabilities, Net
- (1.1)%
(1,609)
Net Assets - 100.0%
154,534

Russell Investment Company
U.S. Dynamic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
18 U.S. Dynamic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 15 USD 2,448 09/20
90
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
90
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 29,484 $ — $ —
$ —
$ 29,484
Consumer Staples 3,133 — —
—
3,133
Energy 4,043 — —
—
4,043
Financial Services 31,712 — —
—
31,712
Health Care 20,312 — —
—
20,312
Materials and Processing 5,757 — —
—
5,757
Producer Durables 10,986 — —
—
10,986
Technology 51,714 — —
—
51,714
Utilities 4,470 — —
—
4,470
Warrants and Rights 6 — —
—
6
Short-Term Investments — — —
5,622
5,622
Other Securities — — —
1,472
1,472
Total Investments 161,617 — — 7,094 168,711
Securities Sold Short
**
(12,568) — — — (12,568)
Other Financial Instruments
Assets
Futures Contracts 90 — — — 90
Total Other Financial Instruments
*
$ 90 $ — $ — $ — $ 90
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 19
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 96.3%
Consumer Discretionary - 16.2%
Advance Auto Parts, Inc. 13,209 1,983
Amazon.com, Inc.(Æ) 39,839 126,078
Amerco , Inc. 3,771 1,198
AutoNation, Inc.(Æ) 26,786 1,375
Best Buy Co., Inc. 38,734 3,858
BorgWarner, Inc. 52,756 1,931
Bright Horizons Family Solutions, Inc.(Æ) 13,101 1,405
Brunswick Corp. 13,600 911
Capri Holdings, Ltd.(Æ) 37,948 568
Carnival Corp.(Ñ) 29,694 412
Carter's, Inc. 10,414 820
Charter Communications, Inc. Class A(Æ) 91,600 53,128
Chipotle Mexican Grill, Inc. Class A(Æ) 756 873
Choice Hotels International, Inc. 25,093 2,109
Columbia Sportswear Co. 7,077 537
Comcast Corp. Class A 212,149 9,080
Costco Wholesale Corp. 15,213 4,952
Darden Restaurants, Inc. 123,788 9,396
Dick's Sporting Goods, Inc. 40,796 1,861
Discovery, Inc. Class A(Æ)(Ñ) 23,846 503
Dollar General Corp. 20,036 3,815
DR Horton, Inc. 157,074 10,392
eBay, Inc. 59,454 3,287
Expedia Group, Inc. 11,500 932
Extended Stay America, Inc. 60,041 685
Floor & Decor Holdings, Inc. Class A(Æ) 14,387 948
Foot Locker, Inc.(Ñ) 48,103 1,414
Ford Motor Co. 390,940 2,584
Gap, Inc. (The) 116,626 1,559
Garmin, Ltd. 21,058 2,076
General Motors Co. 761,019 18,942
Gentex Corp. 141,221 3,812
Genuine Parts Co. 22,244 2,005
Goodyear Tire & Rubber Co. (The) 97,169 875
Graham Holdings Co. Class B 2,302 917
Grand Canyon Education, Inc.(Æ) 10,350 918
Hanesbrands, Inc.(Ñ) 78,820 1,114
Home Depot, Inc. (The) 34,094 9,052
Kohl's Corp. 70,501 1,342
Lear Corp. 7,886 870
Leggett & Platt, Inc. 30,081 1,206
Lennar Corp. Class A 45,295 3,277
Lennar Corp. Class B 15,913 857
Liberty SiriusXM Group Class C(Æ) 43,091 1,508
LKQ Corp.(Æ) 92,456 2,606
Lowe's Cos., Inc. 11,623 1,731
Lululemon Athletica , Inc.(Æ) 10,229 3,330
Macy's, Inc.(Ñ) 162,059 982
McDonald's Corp. 17,928 3,483
Mohawk Industries, Inc.(Æ) 17,078 1,364
Netflix, Inc.(Æ) 83,001 40,578
Nike, Inc. Class B 404,182 39,452
Nordstrom, Inc.(Ñ) 66,359 908
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 48,842 666
NVR, Inc.(Æ) 500 1,965
Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ) 15,638 1,644
Omnicom Group, Inc. 21,884 1,176
O'Reilly Automotive, Inc.(Æ) 3,399 1,623
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Penske Automotive Group, Inc. 19,669 882
Polaris, Inc. 20,260 2,100
PulteGroup, Inc. 320,772 13,986
PVH Corp. 28,037 1,364
Ralph Lauren Corp. Class A 14,413 1,028
Ross Stores, Inc. 26,531 2,379
Royal Caribbean Cruises, Ltd.(Ñ) 17,703 862
Sensata Technologies Holding PLC(Æ) 30,020 1,140
Skechers USA, Inc. Class A(Æ) 42,945 1,257
Starbucks Corp. 364,221 27,874
Tapestry, Inc. 81,203 1,085
Target Corp. 34,307 4,319
Thor Industries, Inc. 14,526 1,656
Tiffany & Co. 8,257 1,035
TJX Cos., Inc. 34,917 1,815
Tractor Supply Co. 14,675 2,095
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 45,363 8,755
Under Armour , Inc. Class A(Æ) 51,569 542
Urban Outfitters, Inc.(Æ)(Ñ) 45,537 753
VF Corp. 18,146 1,095
ViacomCBS , Inc. Class B 66,622 1,737
Walmart, Inc. 55,890 7,232
Walt Disney Co. (The) 46,786 5,471
Whirlpool Corp.(Ñ) 12,113 1,976
Williams-Sonoma, Inc. 28,169 2,454
Yum China Holdings, Inc. 20,498 1,050
494,815
Consumer Staples - 4.0%
Archer-Daniels-Midland Co. 55,877 2,393
Casey's General Stores, Inc. 3,765 599
Clorox Co. (The) 2,886 683
Coca-Cola Co. (The) 129,289 6,108
CVS Health Corp. 293,838 18,494
Estee Lauder Cos., Inc. (The) Class A 9,219 1,821
General Mills, Inc. 19,258 1,219
Hormel Foods Corp. 11,157 567
Ingredion, Inc. 148,812 12,872
JM Smucker Co. (The)(Ñ) 21,688 2,372
Kroger Co. (The) 529,718 18,429
Molson Coors Beverage Co. Class B 289,534 10,863
Mondelez International, Inc. Class A 54,592 3,029
Monster Beverage Corp.(Æ) 16,800 1,319
PepsiCo, Inc. 49,184 6,771
Philip Morris International, Inc. 33,551 2,577
Procter & Gamble Co. (The) 101,325 13,286
Sysco Corp. 10,396 549
Tyson Foods, Inc. Class A 263,259 16,177
US Foods Holding Corp.(Æ) 35,810 727
Walgreens Boots Alliance, Inc. 50,945 2,074
122,929
Energy - 1.3%
BP PLC - ADR 507,676 11,189
Canadian Natural Resources, Ltd. 483,702 8,542
Chevron Corp. 114,152 9,582
ConocoPhillips 85,863 3,210
Exxon Mobil Corp. 39,773 1,674

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
20 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Magna International, Inc. Class A 104,911 4,844
39,041
Financial Services - 16.9%
Aflac, Inc. 63,464 2,257
Alliance Data Systems Corp. 17,492 776
Allstate Corp. (The) 29,320 2,768
American Express Co. 6,982 652
American Homes 4 Rent Class A(ö) 22,358 648
American Tower Corp.(ö) 13,689 3,578
Annaly Capital Management, Inc.(ö) 2,310,984 17,124
Apple Hospitality REIT, Inc.(ö) 128,705 1,135
AvalonBay Communities, Inc.(ö) 6,786 1,039
Banco Santander SA - ADR(Ñ) 1,972,055 4,161
Bank of America Corp. 778,391 19,366
Bank of New York Mellon Corp. (The) 34,343 1,231
Berkshire Hathaway, Inc. Class B(Æ) 131,250 25,696
BlackRock, Inc. Class A 9,687 5,570
Boston Properties, Inc.(ö) 66,599 5,933
Broadridge Financial Solutions, Inc. 13,476 1,810
Brookfield Property REIT, Inc. Class A(Ñ)(ö) 73,732 856
Capital One Financial Corp. 16,476 1,051
Cboe Global Markets, Inc. 3,251 285
CBRE Group, Inc. Class A(Æ) 46,766 2,049
Charles Schwab Corp. (The) 153,555 5,090
Chubb, Ltd. 22,019 2,802
Citigroup, Inc. 644,047 32,209
Citizens Financial Group, Inc. 384,593 9,542
Comerica, Inc. 223,403 8,605
Crown Castle International Corp.(ö) 11,639 1,940
CubeSmart (ö) 25,789 765
Discover Financial Services 13,338 659
Equinix , Inc.(Æ)(ö) 2,128 1,671
Essent Group, Ltd. 154,028 5,519
Essex Property Trust, Inc.(ö) 2,892 638
Everest Re Group, Ltd. 840 184
Fidelity National Information Services, Inc. 27,123 3,968
Fiserv, Inc.(Æ) 15,236 1,520
FleetCor Technologies, Inc.(Æ) 7,795 2,016
Global Payments, Inc. 23,682 4,216
Goldman Sachs Group, Inc. (The) 2,440 483
Hartford Financial Services Group, Inc. 20,216 856
Host Hotels & Resorts, Inc.(ö) 81,928 883
Invitation Homes, Inc.(ö) 31,914 952
Jack Henry & Associates, Inc. 15,581 2,778
JPMorgan Chase & Co. 268,941 25,990
KeyCorp 5,939 71
KKR & Co., Inc. Class A 1,260,395 44,580
Life Storage, Inc.(Æ)(ö) 4,690 460
M&T Bank Corp. 12,261 1,299
MasterCard, Inc. Class A 202,178 62,378
Medical Properties Trust, Inc.(ö) 21,618 435
Merck & Co., Inc. 92,990 7,462
MetLife, Inc. 28,215 1,068
Morgan Stanley 10,883 532
Northern Trust Corp. 21,389 1,676
PayPal Holdings, Inc.(Æ) 293,820 57,609
People's United Financial, Inc. 23,806 257
PNC Financial Services Group, Inc. (The) 18,617 1,986
Popular, Inc. 77,729 2,885
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Progressive Corp. (The) 8,651 782
Prudential Financial, Inc. 16,217 1,028
Public Storage(ö) 5,781 1,155
Raymond James Financial, Inc. 11,885 826
Regency Centers Corp.(ö) 10,955 449
Reinsurance Group of America, Inc. Class A 9,053 772
RenaissanceRe Holdings, Ltd. 29 5
SLM Corp. 650,641 4,405
State Street Corp. 13,883 886
Sun Communities, Inc.(ö) 4,053 608
Synchrony Financial 54,839 1,214
Travelers Cos., Inc. (The) 20,346 2,328
Truist Financial Corp. 53,838 2,017
Two Harbors Investment Corp.(Ñ)(ö) 1,399,003 7,597
US Bancorp 56,973 2,099
VEREIT, Inc.(ö) 72,187 470
Visa, Inc. Class A 395,252 75,256
Wells Fargo & Co. 656,386 15,924
Western Union Co. (The)(Ñ) 85,744 2,082
WP Carey, Inc.(ö) 8,989 642
514,514
Health Care - 15.2%
Abbott Laboratories 66,973 6,740
AbbVie, Inc. 114,551 10,872
Abiomed , Inc.(Æ) 12,049 3,614
Agilent Technologies, Inc. 44,155 4,253
Agios Pharmaceuticals, Inc.(Æ) 13,219 599
Alexion Pharmaceuticals, Inc.(Æ) 102,961 10,553
Align Technology, Inc.(Æ) 14,587 4,286
Alkermes PLC(Æ) 94,763 1,707
Alnylam Pharmaceuticals, Inc.(Æ) 16,838 2,454
Amgen, Inc. 14,461 3,538
Anthem, Inc.(Æ) 7,805 2,137
AstraZeneca PLC - ADR 98,834 5,513
Baxter International, Inc. 39,766 3,435
Becton Dickinson and Co. 16,982 4,778
Biogen, Inc.(Æ) 18,303 5,028
BioMarin Pharmaceutical, Inc.(Æ) 6,613 792
Bluebird Bio, Inc.(Æ)(Ñ) 22,668 1,376
Boston Scientific Corp.(Æ) 66,280 2,556
Bristol-Myers Squibb Co. 231,392 13,573
Cantel Medical Corp. 25,095 1,186
Centene Corp.(Æ) 46,930 3,062
Cerner Corp. 43,068 2,991
Cigna Corp. 16,624 2,871
Cooper Cos., Inc. (The) 8,801 2,490
Dentsply Sirona, Inc. 21,144 943
DexCom , Inc.(Æ) 6,127 2,669
Edwards Lifesciences Corp.(Æ) 61,686 4,837
Eli Lilly & Co. 29,685 4,461
Envista Holdings Corp.(Æ) 122,617 2,682
Exact Sciences Corp.(Æ) 9,735 922
Exelixis , Inc.(Æ) 98,731 2,280
Gilead Sciences, Inc. 46,646 3,243
HCA Healthcare, Inc. 86,292 10,928
Henry Schein, Inc.(Æ) 14,284 982
Hill-Rom Holdings, Inc. 15,265 1,484
Hologic , Inc.(Æ) 14,690 1,025
Humana, Inc. 2,749 1,079

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 21
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ICU Medical, Inc.(Æ) 7,641 1,404
IDEXX Laboratories, Inc.(Æ) 2,975 1,183
Illumina, Inc.(Æ) 98,567 37,668
Incyte Corp.(Æ) 32,690 3,228
Insulet Corp.(Æ) 2,810 571
Integra LifeSciences Holdings Corp.(Æ) 25,481 1,217
Intuitive Surgical, Inc.(Æ) 62,816 43,057
IQVIA Holdings, Inc.(Æ) 295,587 46,818
Jazz Pharmaceuticals PLC(Æ) 80,729 8,739
Johnson & Johnson 200,866 29,278
Laboratory Corp. of America Holdings(Æ) 15,528 2,996
Masimo Corp.(Æ) 12,624 2,779
MEDNAX, Inc.(Æ) 60,470 1,208
Medtronic PLC 158,468 15,289
Moderna , Inc.(Æ)(Ñ) 21,066 1,561
Mylan NV(Æ) 327,883 5,282
Neurocrine Biosciences, Inc.(Æ) 5,389 649
Penumbra, Inc.(Æ)(Ñ) 6,934 1,539
Pfizer, Inc. 486,601 18,724
Quest Diagnostics, Inc. 21,916 2,785
Regeneron Pharmaceuticals, Inc.(Æ) 5,512 3,484
ResMed , Inc. 22,173 4,490
Sage Therapeutics, Inc.(Æ) 17,324 789
Seattle Genetics, Inc.(Æ) 7,553 1,256
STERIS PLC 18,189 2,904
Stryker Corp. 19,960 3,858
Teleflex, Inc. 4,900 1,828
Thermo Fisher Scientific, Inc. 17,470 7,232
United Therapeutics Corp.(Æ) 18,025 2,009
UnitedHealth Group, Inc. 133,611 40,455
Universal Health Services, Inc. Class B 23,926 2,630
Varian Medical Systems, Inc.(Æ) 19,205 2,741
Veeva Systems, Inc. Class A(Æ) 9,991 2,643
Vertex Pharmaceuticals, Inc.(Æ) 18,452 5,019
West Pharmaceutical Services, Inc. 17,161 4,614
Zimmer Biomet Holdings, Inc. 77,896 10,505
Zoetis, Inc. Class A 31,025 4,706
465,077
Materials and Processing - 4.3%
Air Products & Chemicals, Inc. 927 266
Alcoa Corp.(Æ) 325,700 4,234
Ball Corp. 562,408 41,410
Carrier Global Corp. 36,048 982
Copart , Inc.(Æ) 11,271 1,051
Crown Holdings, Inc.(Æ) 200,596 14,359
DowDuPont , Inc. 206,841 11,062
Eastman Chemical Co. 113,681 8,484
Ecolab, Inc. 559 105
Fastenal Co. 27,014 1,271
Freeport-McMoRan, Inc. 502,208 6,488
Huntsman Corp. 542,146 10,030
Lennox International, Inc. 3,495 937
Linde PLC(Æ) 10,293 2,523
LyondellBasell Industries NV Class A 15,612 976
Newmont Corp. 305,037 21,109
Owens Corning 25,061 1,515
Reliance Steel & Aluminum Co. 2,803 275
Steel Dynamics, Inc. 401 11
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trane Technologies PLC 27,784 3,108
130,196
Producer Durables - 5.8%
3M Co. 13,826 2,080
Accenture PLC Class A 26,988 6,066
AECOM(Æ) 38,592 1,397
Ametek , Inc. 31,764 2,962
Aptiv PLC 10,656 829
Automatic Data Processing, Inc. 24,613 3,271
Boeing Co. (The) 10,240 1,618
Booz Allen Hamilton Holding Corp. Class A 20,340 1,663
Carlisle Cos., Inc. 19,783 2,356
CH Robinson Worldwide, Inc.(Ñ) 19,423 1,820
Chart Industries, Inc.(Æ) 160,106 10,972
Cintas Corp. 6,621 1,999
CoStar Group, Inc.(Æ) 4,349 3,696
CSX Corp. 18,465 1,317
Cummins, Inc. 20,581 3,978
Danaher Corp. 28,036 5,714
Deere & Co. 6,005 1,059
Delta Air Lines, Inc. 57,346 1,432
Eaton Corp. PLC 57,867 5,389
Emerson Electric Co. 21,989 1,364
Expeditors International of Washington, Inc. 7,661 647
FedEx Corp. 23,431 3,946
Flir Systems, Inc. 27,509 1,146
General Dynamics Corp. 8,635 1,267
HD Supply Holdings, Inc.(Æ) 35,757 1,255
HEICO Corp. 7,238 696
Honeywell International, Inc. 32,947 4,921
Huntington Ingalls Industries, Inc. 3,579 622
IDEX Corp. 13,461 2,219
IHS Markit , Ltd.(Æ) 20,885 1,686
Illinois Tool Works, Inc. 9,751 1,804
Johnson Controls International PLC(Æ) 117,741 4,531
Kansas City Southern 12,439 2,138
Keysight Technologies, Inc.(Æ) 5,940 593
L3Harris Technologies, Inc. 19,663 3,310
Lockheed Martin Corp. 7,714 2,923
Middleby Corp.(Æ)(Ñ) 10,496 872
Northrop Grumman Corp. 6,024 1,958
Old Dominion Freight Line, Inc. 3,547 648
Otis Worldwide Corp. 18,034 1,131
PACCAR, Inc. 52,772 4,490
Paychex, Inc. 49,632 3,570
Quanta Services, Inc. 37,203 1,487
Republic Services, Inc. Class A 20,865 1,820
Roper Technologies, Inc. 6,161 2,664
S&P Global, Inc. 1,210 424
Snap-on, Inc. 8,918 1,301
Southwest Airlines Co. 47,820 1,477
Stanley Black & Decker, Inc. 4,646 712
Textron, Inc. 98,808 3,452
Toro Co. (The) 18,395 1,312
Union Pacific Corp. 16,480 2,857
United Airlines Holdings, Inc.(Æ)(Ñ) 14,344 450
United Parcel Service, Inc. Class B 14,402 2,056
United Rentals, Inc.(Æ) 8,004 1,244
Verisk Analytics, Inc. Class A 15,232 2,874

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
22 U.S. Strategic Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Waste Management, Inc. 374,091 41,000
Waters Corp.(Æ) 5,104 1,088
Westinghouse Air Brake Technologies Corp. 9,916 617
Xerox Holdings Corp. 86,788 1,445
XPO Logistics, Inc.(Æ) 8,670 650
176,285
Technology - 29.1%
Activision Blizzard, Inc. 13,687 1,131
Adobe, Inc.(Æ) 76,961 34,195
Akamai Technologies, Inc.(Æ) 8,769 986
Allegion PLC 8,785 874
Alphabet, Inc. Class A(Æ) 47,034 69,984
Alphabet, Inc. Class C(Æ) 5,543 8,220
Amdocs, Ltd. 46,602 2,894
Amphenol Corp. Class A 38,665 4,089
Ansys , Inc.(Æ) 3,836 1,191
Apple, Inc. 165,166 70,202
Applied Materials, Inc. 44,069 2,835
Arista Networks, Inc.(Æ) 49,188 12,778
Arrow Electronics, Inc.(Æ) 32,237 2,309
Autodesk, Inc.(Æ) 163,628 38,687
Black Knight, Inc.(Æ) 17,187 1,288
Booking Holdings, Inc.(Æ) 612 1,017
Broadcom, Inc. 7,780 2,464
CACI International, Inc. Class A(Æ) 2,300 478
Cadence Design Systems, Inc.(Æ) 19,722 2,155
CDW Corp. 17,739 2,062
Cisco Systems, Inc. 172,142 8,108
Citrix Systems, Inc. 20,694 2,954
Cognizant Technology Solutions Corp. Class
A 107,081 7,316
Corning, Inc. 45,235 1,402
Corteva , Inc. Class W 416,859 11,905
Coupa Software, Inc.(Æ) 126,514 38,770
Dell Technologies, Inc. Class C(Æ) 47,203 2,824
Dolby Laboratories, Inc. Class A 27,924 1,944
DXC Technology Co. 23,100 414
Electronic Arts, Inc.(Æ) 5,960 844
F5 Networks, Inc.(Æ) 15,252 2,073
Facebook, Inc. Class A(Æ) 131,474 33,351
Fortinet, Inc.(Æ) 8,065 1,115
Genpact , Ltd. 70,824 2,820
Grubhub , Inc.(Æ) 15,840 1,144
Hewlett Packard Enterprise Co. Class H 211,528 2,088
HP, Inc.(Æ) 177,827 3,126
Intel Corp. 211,497 10,095
Intuit, Inc. 9,869 3,024
IPG Photonics Corp.(Æ) 30,239 5,413
Jabil Circuit, Inc. 56,342 1,964
Juniper Networks, Inc. 118,224 3,001
Lam Research Corp. 7,594 2,864
Leidos Holdings, Inc. 20,484 1,949
LogMeIn, Inc. 19,105 1,639
Marvell Technology Group, Ltd. 222,709 8,122
Match Group, Inc.(Æ) 385,139 39,554
Micron Technology, Inc.(Æ) 252,531 12,640
Microsoft Corp. 868,339 178,018
Motorola Solutions, Inc. 13,438 1,879
NCR Corp.(Æ) 60,418 1,114
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NVIDIA Corp. 19,558 8,304
ON Semiconductor Corp.(Æ) 70,905 1,461
Oracle Corp. 60,054 3,330
Paycom Software, Inc.(Æ) 86,573 24,619
Pure Storage, Inc. Class A(Æ) 119,961 2,142
Raytheon Technologies Corp.(Æ) 96,430 5,466
Salesforce.com, Inc.(Æ) 27,818 5,420
ServiceNow , Inc.(Æ) 117,046 51,407
Skyworks Solutions, Inc. 7,610 1,108
SYNNEX Corp. 14,477 1,806
Synopsys, Inc.(Æ) 25,601 5,100
Take-Two Interactive Software, Inc.(Æ) 13,807 2,265
Teradyne, Inc. 31,983 2,845
Texas Instruments, Inc. 38,142 4,865
Twilio , Inc. Class A(Æ) 215,712 59,843
Tyler Technologies, Inc.(Æ) 1,728 617
Uber Technologies, Inc.(Æ) 1,584,406 47,944
VMware, Inc. Class A(Æ)(Ñ) 12,401 1,739
Western Digital Corp. 25,883 1,116
Workday, Inc. Class A(Æ) 3,510 635
Zynga, Inc. Class A(Æ) 230,931 2,270
887,615
Utilities - 3.5%
American Electric Power Co., Inc. 8,378 728
AT&T, Inc. 759,430 22,464
Avangrid , Inc. 32,432 1,615
CenterPoint Energy, Inc. 60,636 1,153
Consolidated Edison, Inc. 26,161 2,010
Dominion Energy, Inc. 7,331 594
DTE Energy Co. 13,021 1,506
Duke Energy Corp. 41,010 3,475
Evergy , Inc. 38,147 2,473
Eversource Energy(Æ) 21,624 1,948
Exelon Corp. 79,227 3,059
FirstEnergy Corp. 284,471 8,250
International Business Machines Corp. 27,360 3,364
National Fuel Gas Co. 16,180 656
NextEra Energy, Inc. 11,085 3,111
PG&E Corp.(Æ)(Ñ) 72,278 676
Pinnacle West Capital Corp. 17,425 1,448
PPL Corp. 421,228 11,213
Sempra Energy 12,296 1,530
Southern Co. (The) 29,317 1,601
T-Mobile US, Inc.(Æ) 13,760 1,477
UGI Corp. 149,327 4,979
Verizon Communications, Inc. 395,105 22,711
Vistra Energy Corp. 31,642 590
WEC Energy Group, Inc.(Æ) 31,236 2,975
105,606
Total Common Stocks
(cost $2,251,855) 2,936,078
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co. (Æ)
2021 Rights 33,801 121
Total Warrants and Rights
(cost $72) 121

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Strategic Equity Fund 23
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Short-Term Investments - 2.6%
U.S. Cash Management Fund(@) 77,808,970
(∞)
77,801
United States Treasury Bills
0.164% due 12/03/20 (ž)(§) 700 700
Total Short-Term Investments
(cost $78,499) 78,501
Other Securities - 1.1%
U.S. Cash Collateral Fund(x)(@) 33,128,550
(∞)
33,129
Total Other Securities
(cost $33,129) 33,129
Total Investments - 100.0%
(identified cost $2,363,555) 3,047,829
Other Assets and Liabilities, Net
- 0.0%
59
Net Assets - 100.0%
3,047,888

Russell Investment Company
U.S. Strategic Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
24 U.S. Strategic Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 339 USD 55,316 09/20
986
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
986
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 494,815 $ — $ —
$ —
$ 494,815
Consumer Staples 122,929 — —
—
122,929
Energy 39,041 — —
—
39,041
Financial Services 514,514 — —
—
514,514
Health Care 465,077 — —
—
465,077
Materials and Processing 130,196 — —
—
130,196
Producer Durables 176,285 — —
—
176,285
Technology 887,615 — —
—
887,615
Utilities 105,606 — —
—
105,606
Warrants and Rights 121 — —
—
121
Short-Term Investments — 700 —
77,801
78,501
Other Securities — — —
33,129
33,129
Total Investments 2,936,199 700 — 110,930 3,047,829
Other Financial Instruments
Assets
Futures Contracts 986 — — — 986
Total Other Financial Instruments
*
$ 986 $ — $ — $ — $ 986
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 25
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 100.3%
Consumer Discretionary - 12.7%
Aaron's, Inc. Class A 26,239 1,369
Abercrombie & Fitch Co. Class A 8,391 81
Adtalem Global Education, Inc.(Æ) 25,022 859
American Axle & Manufacturing Holdings,
Inc.(Æ)(Ð) 141,045 995
American Public Education, Inc.(Æ) 54,267 1,580
America's Car-Mart, Inc.(Æ) 43,003 4,092
Aspen Group, Inc.(Æ) 41,412 364
B. Riley Financial, Inc. 255,026 6,506
Beazer Homes USA, Inc.(Æ) 12,572 141
Bed Bath & Beyond, Inc. 90,494 979
Big Lots, Inc. 23,955 942
BJ's Restaurants, Inc.(Ð) 157,033 3,150
BJ's Wholesale Club Holdings, Inc.(Æ) 12,680 508
Bloomin' Brands, Inc. 30,062 346
Bluegreen Vacations Corp. 40,618 292
BMC Stock Holdings, Inc.(Æ)(Û) 100,425 2,570
Boot Barn Holdings, Inc.(Æ) 52,648 1,019
Brinker International, Inc.(Ñ) 58,827 1,582
Cable One, Inc.(Û) 1,401 2,553
Cardlytics, Inc.(Æ)(Ñ) 7,588 504
Carrols Restaurant Group, Inc.(Æ)(Ñ) 290,317 1,783
Cato Corp. (The) Class A 55,664 400
Cavco Industries, Inc.(Æ) 28,478 5,705
Celestica, Inc.(Æ) 292,867 2,422
Central European Media Enterprises, Ltd.
Class A(Æ) 264,044 1,051
Central Garden & Pet Co. Class A(Æ) 9,406 326
Century Communities, Inc.(Æ) 21,228 756
Cheesecake Factory, Inc. (The)(Ñ) 22,042 529
Chegg, Inc.(Æ) 25,292 2,048
Chuy's Holdings, Inc.(Æ) 46,169 735
Cinemark Holdings, Inc. 65,844 779
Cooper Tire & Rubber Co. 30,698 953
Cooper-Standard Holdings, Inc.(Æ)(Ð)(Û) 23,589 253
Cracker Barrel Old Country Store, Inc.(Ñ) 4,762 526
Dana Holding Corp. 166,505 1,903
Deckers Outdoor Corp.(Æ) 4,264 892
Del Taco Restaurants, Inc.(Æ) 424,672 3,249
Delta Apparel, Inc.(Æ) 125,782 1,771
Denny's Corp.(Æ) 434,888 3,864
Dillard's, Inc. Class A(Ñ) 16,427 387
Dine Brands Global, Inc.(Ð) 7,649 347
El Pollo Loco Holdings, Inc.(Æ)(Ñ) 94,627 1,870
Entercom Communications Corp. Class A 517,023 724
Eros International PLC(Æ)(Ñ) 251,667 715
EW Scripps Co. (The) Class A 129,798 1,477
First Cash Financial Services, Inc. 8,576 494
Five Below, Inc.(Æ) 3,092 337
Floor & Decor Holdings, Inc. Class A(Æ) 6,437 424
Fossil Group, Inc.(Æ)(Ð) 30,397 101
Foundation Building Materials, Inc.(Æ) 15,966 219
Full House Resorts, Inc.(Æ) 475,252 661
Funko, Inc. Class A(Æ)(Ñ) 82,971 460
GameStop Corp. Class A(Æ) 59,155 237
GAN, Ltd.(Æ) 15,459 299
Genesco, Inc.(Æ) 79,515 1,237
Golden Entertainment, Inc.(Æ) 67,786 580
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Goodyear Tire & Rubber Co. (The)(Ð) 139,738 1,259
GoPro, Inc. Class A(Æ) 142,339 753
Gray Television, Inc.(Æ) 76,824 1,102
H&R Block, Inc. 10,148 147
Hamilton Beach Brands Holding Co. Class A 99,654 1,514
Haverty Furniture Cos., Inc.(Ð) 19,504 277
HealthStream, Inc.(Æ) 11,500 252
Hibbett Sports, Inc.(Æ) 10,750 249
Hillenbrand, Inc. 26,313 769
Hooker Furniture Corp. 2,383 51
Houghton Mifflin Harcourt Co.(Æ)(Ð) 56,392 167
iHeartMedia, Inc. Class A(Æ)(Ñ) 125,189 1,047
Inter Parfums, Inc. 25,282 1,034
International Game Technology PLC 95,237 939
IntriCon Corp.(Æ)(Ñ) 113,319 1,224
J Alexander's Holdings, Inc.(Æ) 106,879 430
Jack in the Box, Inc.(Û) 28,925 2,375
John Wiley & Sons, Inc. Class A 37,131 1,256
K12, Inc.(Æ)(Ð) 51,377 2,352
KB Home 24,583 827
Kontoor Brands, Inc. 147,024 2,817
La-Z-Boy, Inc. Class Z 30,377 865
Liberty Braves Group Class C(Æ)(Ð) 5,500 103
Lindblad Expeditions Holdings, Inc.(Æ) 43,048 312
Lithia Motors, Inc. Class A 7,186 1,647
Lovesac Co. (The)(Æ) 19,965 634
Lumber Liquidators Holdings, Inc.(Æ) 13,689 306
Macy's, Inc.(Ñ) 126,149 764
Madison Square Garden Entertainment Corp.
(Æ)(Ð) 51,047 3,617
Madison Square Garden Sports Corp. Class
A(Æ)(Ð)(Û) 18,813 2,892
Marchex, Inc. Class B(Æ) 21,695 34
Marriott Vacations Worldwide Corp. 12,369 1,047
Matthews International Corp. Class A 94,343 2,038
Meredith Corp.(Ñ) 68,583 985
Meritage Homes Corp.(Æ) 13,655 1,354
Meritor, Inc.(Æ) 40,795 928
Monarch Casino & Resort, Inc.(Æ) 17,485 633
Motorcar Parts of America, Inc.(Æ) 44,822 746
Movado Group, Inc. 8,901 86
Murphy USA, Inc.(Æ) 5,382 713
National CineMedia, Inc. 214,531 530
Nautilus, Inc.(Æ) 25,308 264
Nexstar Media Group, Inc. Class A 13,048 1,144
Papa John's International, Inc. 3,487 330
PetIQ, Inc.(Æ)(Ñ) 81,030 2,957
Planet Fitness, Inc. Class A(Æ) 6,692 349
Quotient Technology, Inc.(Æ)(Û) 49,100 393
Qurate Retail, Inc. Class A(Æ) 263,526 2,875
Red Robin Gourmet Burgers, Inc.(Æ) 13,521 118
Regis Corp.(Æ)(Ñ) 209,874 1,612
Rent-A-Center, Inc. Class A(Ð) 27,160 785
REV Group, Inc. 17,000 111
Rosetta Stone, Inc.(Æ) 20,698 554
Sally Beauty Holdings, Inc.(Æ)(Ñ) 39,328 457
Scholastic Corp. 38,917 931
Scientific Games Corp. Class A(Æ) 32,495 571
SeaWorld Entertainment, Inc.(Æ)(Ñ) 55,605 805
Shoe Carnival, Inc.(Ñ) 12,930 317

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
26 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Skyline Champion Corp.(Æ) 153,662 4,338
SMART Global Holdings, Inc.(Æ)(Ð)(Ñ) 90,233 2,516
Sonic Automotive, Inc. Class A 21,607 824
Sportsman's Warehouse Holdings, Inc.(Æ) 40,755 656
Stamps.com, Inc.(Æ) 5,289 1,377
Steven Madden, Ltd. 20,198 428
Sturm Ruger & Co., Inc. 5,065 412
Taylor Morrison Home Corp. Class A(Æ) 63,443 1,488
Tenneco, Inc. Class A(Æ)(Ð) 41,165 305
Texas Roadhouse, Inc. Class A 47,632 2,676
Travelzoo, Inc.(Æ) 5,300 32
Tribune Publishing Co.(Æ) 3,565 35
Tupperware Brands Corp.(Ð) 53,053 819
Turtle Beach Corp.(Æ) 52,353 960
Twin River Worldwide Holdings, Inc. 10,789 233
Universal Electronics, Inc.(Æ) 5,195 239
Universal Technical Institute, Inc.(Æ) 11,108 83
Vera Bradley, Inc.(Æ) 19,101 84
Viad Corp.(Û) 14,592 211
Vista Outdoor, Inc.(Æ) 43,154 740
Visteon Corp.(Æ)(Ð) 19,140 1,390
Wingstop, Inc.(Ð)(Û) 18,110 2,830
Winnebago Industries, Inc. 12,980 784
Wolverine World Wide, Inc. 368,484 8,857
WW International, Inc.(Æ) 22,548 581
Wyndham Hotels & Resorts, Inc.(Ð) 122,680 5,418
Zumiez, Inc.(Æ) 30,897 714
165,624
Consumer Staples - 3.7%
Alico, Inc. 15,624 472
Bunge, Ltd.(Û) 54,279 2,358
Coca-Cola Bottling Co. Consolidated, Inc. 2,456 564
Core-Mark Holding Co., Inc. 14,963 397
elf Beauty, Inc.(Æ) 363,967 6,500
Energizer Holdings, Inc.(Ñ) 165,036 8,273
Farmer Brothers Co.(Æ) 137,112 683
Fresh Del Monte Produce, Inc. 103,061 2,327
Grocery Outlet Holding Corp.(Æ) 93,229 4,101
Helen of Troy, Ltd.(Æ) 5,839 1,099
Herbalife Nutrition, Ltd.(Æ) 40,679 2,084
Ingles Markets, Inc. Class A 41,708 1,679
J&J Snack Foods Corp. 8,656 1,066
Lifevantage Corp.(Æ) 11,700 150
MGP Ingredients, Inc.(Ñ) 47,591 1,726
National Vision Holdings, Inc.(Æ) 17,120 548
Nomad Foods, Ltd.(Æ) 272,364 6,281
Performance Food Group Co.(Æ) 65,164 1,826
Post Holdings, Inc.(Æ)(Ð) 8,580 761
Primo Water Corp. 110,693 1,573
Quanex Building Products Corp. 44,130 620
Rite Aid Corp.(Æ) 25,205 382
Sanderson Farms, Inc. 8,930 996
SpartanNash Co. 17,139 360
United Natural Foods, Inc.(Æ) 36,081 716
USANA Health Sciences, Inc.(Æ)(Û) 15,809 1,283
48,825
Energy - 2.5%
Arch Coal, Inc.(Æ)(Û) 37,766 1,172
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ChampionX Corp.(Æ) 233,923 2,225
Continental Resources, Inc.(Ð) 41,743 722
Diamondback Energy, Inc. 15,625 623
EQT Corp. 45,445 660
Exterran Corp.(Æ) 18,064 90
Green Brick Partners, Inc.(Æ) 372,296 5,137
Green Plains, Inc.(Æ)(Ð) 42,125 545
HollyFrontier Corp. 18,015 495
Luxfer Holdings PLC - ADR 23,849 303
Magnolia Oil & Gas Corp.(Æ)(Ñ) 421,506 2,521
Matador Resources Co.(Æ)(Ð) 17,123 149
Matrix Service Co.(Æ) 259,792 2,274
Nabors Industries, Inc.(Ð) 4,181 177
National Energy Servicees Reunited Corp.(Æ) 489,795 3,276
Natural Gas Services Group, Inc.(Æ) 215,973 1,378
Newpark Resources, Inc.(Æ)(Ð) 860,497 1,626
NOW, Inc.(Æ) 53,196 419
Oil States International, Inc.(Æ) 21,093 94
Par Pacific Holdings, Inc.(Æ) 50,692 376
PDC Energy, Inc.(Æ)(Ð) 46,923 669
Peabody Energy Corp.(Ð) 42,695 133
ProPetro Holding Corp.(Æ) 55,036 296
REX American Resources Corp.(Æ) 4,470 305
Select Energy Services, Inc. Class A(Æ) 583,488 2,591
SunCoke Energy, Inc. 326,423 1,041
Targa Resources Corp.(Ð) 83,490 1,526
TPI Composites, Inc.(Æ)(Ð) 20,775 531
Warrior Met Coal, Inc. 43,224 688
World Fuel Services Corp. 42,100 991
33,033
Financial Services - 21.0%
1st Source Corp. 15,675 519
Agree Realty Corp.(Ñ)(ö) 9,370 628
Altabank Corp.(Æ) 5,732 107
Altisource Portfolio Solutions SA(Æ) 1,740 23
Amalgamated Bank Class A 28,832 333
American Campus Communities, Inc.(Ð)(ö) 31,503 1,123
American Equity Investment Life Holding
Co.(Ð) 72,563 1,847
American National Bankshares, Inc. 26,650 585
Ameris Bancorp 113,624 2,622
Amerisafe, Inc. 12,287 780
AssetMark Financial Holdings, Inc.(Æ) 11,263 314
Assurant, Inc.(Ð) 4,471 480
Assured Guaranty, Ltd. 9,193 201
Atlantic Capital Bancshares, Inc.(Æ) 118,662 1,187
Atlantic Union Bankshares Corp.(Æ) 28,576 645
Axis Capital Holdings, Ltd.(Ð) 43,500 1,745
Axos Financial, Inc.(Æ)(Ñ) 34,497 773
Banc of California, Inc. 316,697 3,395
BancFirst Corp. 6,812 297
Bancorp, Inc. (The)(Æ)(Ð) 9,664 91
BancorpSouth Bank 34,865 730
BankFinancial Corp. 4,478 33
Banner Corp. 69,025 2,446
Baycom Corp.(Æ) 8,053 83
Berkshire Hills Bancorp, Inc. 29,227 291
Blackstone Mortgage Trust, Inc. Class A(Ñ)(ö) 30,471 733
Blucora, Inc.(Æ) 33,268 392

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 27
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Bridgewater Bancshares, Inc.(Æ) 12,424 115
Brighthouse Financial, Inc.(Æ)(Û) 71,222 2,018
Brightsphere Investment Group, Inc. 49,988 672
Brixmor Property Group, Inc.(ö) 117,704 1,355
Byline Bancorp, Inc. 131,806 1,708
Cadence Bancorp 70,691 552
Camden National Corp. 3,802 120
Camden Property Trust(Ð)(ö)(Û) 30,620 2,781
Cannae Holdings, Inc.(Æ) 92,196 3,474
Capital City Bank Group, Inc. 115,910 2,183
Capstar Financial Holdings, Inc. 173,403 1,760
Carter Bank and Trust 8,177 58
Cathay General Bancorp 27,754 671
CBTX, Inc. 11,286 178
Central Valley Community Bancorp 1,131 15
Century Bancorp, Inc. Class A 25,303 1,762
Chemung Financial Corp. 855 23
CIT Group, Inc. 37,079 703
Civista Bancshares, Inc. 82,650 1,085
Coastal Financial Corp.(Æ) 3,540 47
Collectors Universe, Inc. 31,979 1,217
Columbia Banking System, Inc. 27,798 804
Community Bank System, Inc. 11,436 643
Community Bankers Trust Corp. 71,414 368
CoreCivic, Inc.(Æ) 101,170 901
CorEnergy Infrastructure Trust, Inc.(Ñ)(ö) 45,674 400
CorePoint Lodging, Inc.(ö) 20,220 113
Cowen Group, Inc. Class A 152,851 2,517
CTO Realty Growth, Inc. 42,070 1,667
Cullen/Frost Bankers, Inc.(Ð) 19,900 1,434
Cushman & Wakefield PLC(Æ) 43,904 470
CVB Financial Corp. 41,740 754
CyrusOne, Inc.(ö) 29,499 2,461
Deluxe Corp. 21,246 600
DiamondRock Hospitality Co.(ö) 138,600 640
Diversified Healthcare Trust(Æ) 113,328 441
Donegal Group, Inc. Class A 912 13
Eagle Bancorp, Inc.(Û) 65,660 1,975
Easterly Government Properties, Inc.(ö) 19,756 483
Ellington Financial, Inc.(Ñ)(ö) 65,348 768
Employers Holdings, Inc. 2,481 81
Enova International, Inc.(Æ) 16,926 272
Equity Commonwealth(ö) 58,473 1,846
Equity LifeStyle Properties, Inc. Class A(ö) 22,999 1,571
Essent Group, Ltd. 97,812 3,505
Everi Holdings, Inc.(Æ)(Ð) 163,477 928
Ezcorp, Inc. Class A(Æ)(Ð) 35,934 206
Farmers & Merchants Bancorp, Inc.(Ñ) 26,277 565
FB Financial Corp.(Ñ) 57,092 1,451
Federated Hermes, Inc. Class B 33,003 870
FedNat Holding Co. 9,667 90
First BanCorp 69,964 1,446
First Community Bankshares, Inc.(Ñ) 27,325 534
First Financial Corp. 3,212 107
First Foundation, Inc. 299,983 4,611
First Horizon National Corp. 90,501 839
First Interstate BancSystem, Inc. Class A 62,477 1,819
First Midwest Bancorp, Inc. 40,713 494
First United Corp. 3,606 39
Front Yard Residential Corp.(Æ)(ö) 58,352 506
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
FRP Holdings, Inc.(Æ) 43,784 1,713
Fulton Financial Corp. 54,807 532
Gaming and Leisure Properties, Inc.(Ð)(ö) 259,726 9,405
Genworth Financial, Inc. Class A(Æ) 527,166 1,075
GEO Group, Inc. (The)(ö) 47,400 504
Getty Realty Corp.(ö) 56,732 1,681
Glacier Bancorp, Inc. 22,676 801
Global Net Lease, Inc.(ö) 19,344 322
Goosehead Insurance, Inc. Class A(Æ)(Ð) 4,803 496
Great Southern Bancorp, Inc. 3,261 118
Great Western Bancorp, Inc. 29,269 380
Green Dot Corp. Class A(Æ)(Ð)(Û) 74,960 3,799
Guaranty Bancshares, Inc. 3,359 91
Hallmark Financial Services, Inc.(Æ)(Ð) 209,887 596
Hancock Holding Co. 31,481 600
Hanmi Financial Corp. 66,665 615
Hanover Insurance Group, Inc. (The) 21,172 2,157
HarborOne Bancorp, Inc. 66,520 576
HCI Group, Inc.(Ð) 6,558 293
Heartland Financial USA, Inc. 11,241 351
Helios Technologies, Inc.(Æ) 16,481 623
Heritage Financial Corp. 19,787 374
Heritage Insurance Holdings, Inc. 3,099 37
Hilltop Holdings, Inc. 37,547 731
Home Bancorp, Inc. 28,788 673
Home BancShares, Inc. 53,208 869
HomeStreet, Inc. 251,453 6,648
HomeTrust Bancshares, Inc. 7,197 104
Hope Bancorp, Inc. 62,760 529
Houlihan Lokey, Inc. Class A 51,319 2,812
I3 Verticals, Inc. Class A(Æ) 213,193 5,155
Independence Realty Trust, Inc.(ö) 380,135 4,372
Independent Bank Corp. 217,433 3,037
Independent Bank Group, Inc. 17,742 779
Industrial Logistics Properties Trust(ö) 72,781 1,536
Investors Bancorp, Inc. 73,601 598
Investors Real Estate Trust(ö) 42,011 3,037
iStar, Inc.(Ñ)(ö) 40,704 473
James River Group Holdings, Ltd.(Ð)(Û) 40,386 1,871
Kearny Financial Corp. 418,044 3,361
Kemper Corp. 19,485 1,530
Kennedy-Wilson Holdings, Inc. 58,411 867
LCNB Corp. 39,984 501
LendingClub Corp.(Æ) 57,348 299
LendingTree, Inc.(Æ)(Ñ) 6,677 2,312
Lexington Realty Trust(ö) 64,351 746
Live Oak Bancshares, Inc. 9,720 165
LPL Financial Holdings, Inc.(Û) 32,006 2,529
Macatawa Bank Corp. 62,305 448
Marlin Business Services Corp. 283 2
Merchants Bancorp 32,872 606
Mercury General Corp.(Ð) 11,957 513
Meta Financial Group, Inc. 96,034 1,792
Metropolitan Bank Holding Corp.(Æ) 900 27
MGIC Investment Corp. 116,403 963
Moelis & Co. Class A(Ñ) 10,190 304
Mr. Cooper Group, Inc.(Æ) 85,640 1,399
National Bank Holdings Corp. Class A 133,893 3,720
National Bankshares, Inc. 21,298 534
National Health Investors, Inc.(ö) 10,321 640

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
28 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
NBT Bancorp, Inc. 21,100 629
New Senior Investment Group, Inc.(ö) 268,633 913
NexPoint Residential Trust, Inc.(ö) 39,134 1,496
Nicolet Bankshares, Inc.(Æ) 5,751 322
NMI Holdings, Inc. Class A(Æ) 181,961 2,824
Northeast Bank 114,138 2,173
Northrim BanCorp, Inc. 829 19
Northwest Bancshares, Inc. 57,046 562
ODP Corp. (The)(Æ)(Ð) 29,343 648
OFG Bancorp 28,944 379
Old National Bancorp 33,669 471
Old Second Bancorp, Inc. 203,503 1,693
Origin Bancorp, Inc. 1,212 29
PCSB Financial Corp. 241,194 2,683
Peapack Gladstone Financial Corp. 14,082 229
PennyMac Financial Services, Inc. 15,313 739
Peoples Bancorp, Inc. 44,148 886
Physicians Realty Trust(ö) 68,909 1,243
Piedmont Office Realty Trust, Inc. Class A(ö) 123,720 2,006
Plymouth Industrial REIT, Inc.(ö) 167,264 2,220
Popular, Inc.(Û) 135,465 5,028
Postal Realty Trust, Inc. Class A(ö) 95,003 1,398
Potlatch Corp.(ö) 168,919 7,231
Preferred Bank 3,776 141
Premier Financial Corp. 131,944 2,333
Primerica, Inc. 2,857 342
Protective Insurance Corp. Class B 2,091 27
Provident Financial Services, Inc. 39,402 538
PS Business Parks, Inc.(Ð)(ö) 5,863 809
QCR Holdings, Inc. 7,561 226
QTS Realty Trust, Inc. Class A(Ñ)(ö) 11,072 797
Radian Group, Inc. 58,999 880
RE/MAX Holdings, Inc. Class A 40,281 1,304
Realogy Holdings Corp. 313,337 2,839
Reinsurance Group of America, Inc. Class
A(Ð) 29,819 2,542
RenaissanceRe Holdings, Ltd.(Ð) 12,295 2,218
Renasant Corp. 58,057 1,349
Republic First Bancorp, Inc.(Æ) 5,778 13
Retail Value, Inc.(ö) 6,970 88
Riverview Bancorp, Inc. 79,012 386
RLJ Lodging Trust(ö) 93,746 751
RMR Group, Inc. (The) Class A 45,594 1,311
Sabra Health Care REIT, Inc.(ö) 54,385 802
Safety Insurance Group, Inc. 10,258 776
Seacoast Banking Corp. of Florida(Æ) 15,375 290
Selective Insurance Group, Inc. 12,956 704
ServisFirst Bancshares, Inc. 19,884 728
Shore Bancshares, Inc. 91,292 846
Sierra Bancorp 6,732 118
Silvercrest Asset Management Group, Inc.
Class A 144,608 1,591
Simmons First National Corp. Class A 34,475 572
SITE Centers Corp.(Ð)(ö)(Û) 292,078 2,141
SL Green Realty Corp.(Ð)(ö) 19,100 888
SLM Corp. 218,317 1,478
SmartFinancial, Inc. 6,475 92
South State Corp. 51,549 2,457
Southern First Bancshares, Inc.(Æ) 15,198 371
Southern National Bancorp of Virginia, Inc. 36,737 309
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
SP Plus Corp.(Æ) 57,068 907
Spirit of Texas Bancshares, Inc.(Æ) 2,100 24
Spirit Realty Capital, Inc.(Ð)(ö) 40,946 1,411
STAG Industrial, Inc.(ö) 30,398 991
Stewart Information Services Corp.(Û) 63,506 2,664
Stifel Financial Corp. 21,417 1,038
Summit Hotel Properties, Inc.(Ð)(ö) 52,117 270
Sunstone Hotel Investors, Inc.(ö) 58,820 440
Tanger Factory Outlet Centers, Inc.(Ñ)(ö) 94,871 610
Terreno Realty Corp.(ö) 13,632 828
Texas Capital Bancshares, Inc.(Æ)(Ð) 62,768 2,085
Third Point Reinsurance, Ltd.(Æ) 28,174 219
Timberland Bancorp, Inc. 36,349 606
Tiptree Financial, Inc. Class A 239,868 1,211
TriCo Bancshares 29,242 819
TriState Capital Holdings, Inc.(Æ) 3,613 48
Triumph Bancorp, Inc.(Æ) 79,522 2,083
Trustmark Corp. 29,865 673
UMB Financial Corp. 14,659 730
UMH Properties, Inc.(ö) 360,572 4,435
United Bankshares, Inc.(Ñ) 32,004 842
United Community Banks, Inc. 33,742 605
United Insurance Holdings Corp.(Ð) 25,568 189
Universal Insurance Holdings, Inc. 44,256 775
Valley National Bancorp 95,518 714
Velocity Financial, Inc.(Æ) 102,106 379
Veritex Holdings, Inc. 76,075 1,272
Virtu Financial, Inc. Class A 22,454 557
Voya Financial, Inc.(Û) 42,258 2,088
Waddell & Reed Financial, Inc. Class A(Ð) 144,719 2,111
Walker & Dunlop, Inc. 16,780 846
Washington Federal, Inc. 28,596 667
Washington Trust Bancorp, Inc. 69,777 2,326
Watford Holdings, Ltd.(Æ) 5,292 87
Webster Financial Corp. 53,922 1,470
Western Alliance Bancorp 7,112 256
WSFS Financial Corp. 23,998 685
Xenia Hotels & Resorts, Inc.(ö) 43,646 347
274,939
Health Care - 16.3%
Accuray, Inc.(Æ) 691,416 1,542
AdaptHealth Corp.(Æ) 74,610 1,453
Adverum Biotechnologies, Inc.(Æ)(Ð) 64,121 1,075
Aeglea BioTherapeutics, Inc.(Æ) 13,033 89
Aimmune Therapeutics, Inc.(Æ) 27,807 367
Akebia Therapeutics, Inc.(Æ)(Ð) 39,636 443
Akero Therapeutics, Inc.(Æ) 5,459 192
Aldeyra Therapeutics, Inc.(Æ) 15,026 97
Alector, Inc.(Æ)(Ñ) 37,081 581
Alkermes PLC(Æ) 96,869 1,745
Allakos, Inc.(Æ)(Ñ) 13,322 1,000
Allogene Therapeutics, Inc.(Æ) 17,527 643
Allscripts Healthcare Solutions, Inc.(Æ)(Ð) 188,250 1,694
Alphatec Holdings, Inc.(Æ) 198,507 987
AMAG Pharmaceuticals, Inc.(Æ)(Ð) 71,400 682
Amicus Therapeutics, Inc.(Æ) 112,775 1,630
Anavex Life Sciences Corp.(Æ) 176,292 744
ANI Pharmaceuticals, Inc.(Æ) 48,057 1,423
Anika Therapeutics, Inc.(Æ) 29,440 1,072

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 29
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Apellis Pharmaceuticals, Inc.(Æ)(Ñ) 26,714 692
Applied Genetic Technologies Corp.(Æ)(Ð) 28,964 153
Aptinyx, Inc.(Æ) 17,839 67
Arrowhead Pharmaceuticals, Inc.(Æ) 31,998 1,378
Assertio Holdings, Inc.(Æ) 94,461 85
Atara Biotherapeutics, Inc.(Æ)(Ð) 9,092 113
Athersys, Inc.(Æ)(Ñ) 515,547 1,320
Avantor, Inc.(Æ) 25,377 560
Avid Bioservices, Inc.(Æ) 58,351 433
BioDelivery Sciences International, Inc.(Æ) 164,648 690
Biohaven Pharmaceutical Holding Co., Ltd.
(Æ)(Ð) 38,234 2,448
BioLife Solutions, Inc.(Æ) 408,171 7,891
BioSpecifics Technologies Corp.(Æ) 49,660 3,112
BioTelemetry, Inc.(Æ) 129,065 5,493
Bluebird Bio, Inc.(Æ)(Ð) 21,746 1,320
Blueprint Medicines Corp.(Æ) 21,943 1,606
BridgeBio Pharma, Inc.(Æ)(Ñ) 26,945 758
Cara Therapeutics, Inc.(Æ)(Ð) 7,833 129
Cardiovascular Systems, Inc.(Æ) 16,554 505
Castlight Health, Inc. Class B(Æ) 98,104 108
Cellular Biomedicine Group, Inc.(Æ)(Ñ) 43,700 576
ChemoCentryx, Inc.(Æ) 15,494 817
Chiasma, Inc.(Æ) 24,913 109
Chimerix, Inc.(Æ)(Ð) 18,351 57
Coherus Biosciences, Inc.(Æ)(Ð) 22,298 392
Computer Programs & Systems, Inc.(Û) 16,280 402
Concert Pharmaceuticals, Inc.(Æ)(Ð) 33,734 313
CONMED Corp. 27,830 2,297
Constellation Pharmaceuticals, Inc.(Æ) 37,137 999
Corbus Pharmaceuticals Holdings, Inc.(Æ)(Ñ) 147,101 922
Corcept Therapeutics, Inc.(Æ)(Ð) 51,020 763
CorVel Corp.(Æ) 48,069 3,821
Corvus Pharmaceuticals, Inc.(Æ)(Ð) 15,513 66
Cross Country Healthcare, Inc.(Æ)(Ð) 15,700 102
CryoLife, Inc.(Æ) 43,297 840
Cyclerion Therapeutics, Inc.(Æ) 13,847 53
Cytokinetics, Inc.(Æ)(Ð) 56,817 1,228
CytomX Therapeutics, Inc.(Æ) 190,694 1,337
Deciphera Pharmaceuticals, Inc.(Æ) 21,726 1,007
Denali Therapeutics, Inc.(Æ) 42,884 1,004
Dicerna Pharmaceuticals, Inc.(Æ) 39,823 856
Eagle Pharmaceuticals, Inc.(Æ)(Ð) 27,650 1,282
Editas Medicine, Inc.(Æ)(Ð)(Ñ) 54,900 1,612
Eidos Therapeutics, Inc.(Æ)(Ñ) 19,412 778
Eiger BioPharmaceuticals, Inc.(Æ)(Ð) 15,667 157
Enanta Pharmaceuticals, Inc.(Æ)(Ð) 38,169 1,750
Endo International PLC(Æ)(Ð) 118,561 413
Ensign Group, Inc. (The) 82,135 3,777
Epizyme, Inc.(Æ) 44,814 620
Esperion Therapeutics, Inc.(Æ)(Ð)(Ñ) 26,296 990
Exelixis, Inc.(Æ) 5,648 130
Fate Therapeutics, Inc.(Æ) 40,069 1,253
Fennec Pharmaceuticals, Inc.(Æ) 92,656 782
FibroGen, Inc.(Æ)(Ñ) 30,390 1,230
Fluidigm Corp.(Æ) 39,554 278
Frequency Therapeutics, Inc.(Æ)(Ñ) 52,701 1,114
Fulgent Genetics, Inc.(Æ) 245,388 6,466
GenMark Diagnostics, Inc.(Æ) 50,593 904
Gossamer Bio, Inc.(Æ)(Ð) 26,126 311
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Gritstone Oncology, Inc.(Æ)(Ñ) 124,401 399
Halozyme Therapeutics, Inc.(Æ) 58,667 1,595
Heron Therapeutics, Inc.(Æ)(Ñ) 62,769 1,023
Heska Corp.(Æ) 57,150 5,499
Homology Medicines, Inc.(Æ) 19,974 263
iCAD, Inc.(Æ) 42,874 395
ICU Medical, Inc.(Æ)(Ð) 12,325 2,265
ImmunoGen, Inc.(Æ) 44,908 185
Infinity Pharmaceuticals, Inc.(Æ) 12,300 11
Insmed, Inc.(Æ) 38,400 1,003
Inspire Medical Systems, Inc.(Æ)(Ð) 6,160 612
Integer Holdings Corp.(Æ) 24,030 1,580
Intercept Pharmaceuticals, Inc.(Æ)(Ð)(Ñ) 20,072 916
Intersect ENT, Inc.(Æ) 19,248 331
Invacare Corp. 228,734 1,611
Ionis Pharmaceuticals, Inc.(Æ)(Ð) 21,805 1,255
iRadimed Corp.(Æ)(Ñ) 187,621 4,180
Jazz Pharmaceuticals PLC(Æ)(Ð) 3,310 358
KalVista Pharmaceuticals, Inc.(Æ) 52,935 520
Lannett Co., Inc.(Æ)(Ð) 15,923 95
Lantheus Holdings, Inc.(Æ) 4,679 63
LeMaitre Vascular, Inc. 141,775 4,158
LHC Group, Inc.(Æ) 15,648 3,053
LivaNova PLC(Æ)(Ð)(Û) 22,056 1,026
MacroGenics, Inc.(Æ) 46,902 1,191
Magellan Health, Inc.(Æ)(Û) 15,282 1,133
Medpace Holdings, Inc.(Æ) 33,748 4,028
Menlo Therapeutics, Inc.(Æ) 4,119 7
Merit Medical Systems, Inc.(Æ)(Ð) 18,749 838
Minerva Neurosciences, Inc.(Æ) 11,200 39
Mirati Therapeutics, Inc.(Æ) 11,509 1,396
Molina Healthcare, Inc.(Æ)(Ð)(Û) 15,541 2,870
MyoKardia, Inc.(Æ) 2,477 223
Myriad Genetics, Inc.(Æ) 106,238 1,283
NantKwest, Inc.(Æ)(Ñ) 93,517 1,046
Natera, Inc.(Æ) 25,636 1,231
Natus Medical, Inc.(Æ) 16,815 312
Nektar Therapeutics(Æ)(Ð) 12,352 274
Neogen Corp.(Æ) 34,388 2,640
NeoGenomics, Inc.(Æ) 108,018 4,130
NextGen Healthcare, Inc.(Æ) 36,228 530
NGM Biopharmaceuticals, Inc.(Æ) 11,050 202
Novavax, Inc.(Æ)(Ñ) 24,031 3,439
Novocure, Ltd.(Æ)(Ð) 6,270 475
Odonate Therapeutics, Inc.(Æ) 2,250 82
Option Care Health, Inc.(Æ) 35,304 416
Orthofix Medical, Inc.(Æ) 18,550 570
Owens & Minor, Inc. 60,200 968
Oxford Immunotec Global PLC(Æ) 45,629 597
Pacira BioSciences, Inc.(Æ)(Ð) 18,763 987
PDL BioPharma, Inc.(Æ) 324,552 1,032
Pennpant Group, Inc. (The)(Æ) 167,255 4,191
Personalis, Inc.(Æ) 1,800 31
Pfenex, Inc.(Æ)(Ð) 25,088 178
PRA Health Sciences, Inc.(Æ) 14,551 1,551
Prestige Brands Holdings, Inc.(Æ) 62,572 2,327
Principia Biopharma, Inc.(Æ) 12,362 1,033
Progenics Pharmaceuticals, Inc.(Æ)(Ð)(Š) 15,095 —
Prothena Corp. PLC(Æ)(Ð) 25,500 312
Providence Service Corp. (The)(Æ)(Ð) 9,301 753

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
30 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PTC Therapeutics, Inc.(Æ)(Ð) 33,856 1,568
R1 RCM, Inc.(Æ) 68,713 939
Radius Health, Inc.(Æ)(Ð) 40,185 504
RadNet, Inc.(Æ) 273,077 4,339
Recro Pharma, Inc.(Æ)(Ð) 12,957 53
Repligen Corp.(Æ) 35,083 5,294
Retrophin, Inc.(Æ)(Ð) 33,753 671
Rigel Pharmaceuticals, Inc.(Æ)(Ð) 103,348 238
Rubius Therapeutics, Inc.(Æ)(Ð) 15,073 74
Sage Therapeutics, Inc.(Æ)(Ð) 9,017 411
Sangamo BioSciences, Inc.(Æ) 95,025 1,029
Scholar Rock Holding Corp.(Æ)(Ð) 6,036 68
Seres Therapeutics, Inc.(Æ)(Ð) 28,963 108
Spectrum Pharmaceuticals, Inc.(Æ)(Ð) 46,605 139
Spero Therapeutics, Inc.(Æ)(Ð) 4,105 48
Stemline Therapeutics, Inc.(Æ)(Ñ)(Š) 100,107 33
Strongbridge Biopharma PLC(Æ)(Ð) 29,965 101
Supernus Pharmaceuticals, Inc.(Æ)(Ð) 24,353 542
Surmodics, Inc.(Æ) 4,507 213
Sutro Biopharma, Inc.(Æ)(Ð) 3,891 30
Syndax Pharmaceuticals, Inc.(Æ) 60,618 855
Syneos Health, Inc. Class A(Æ) 11,078 691
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 133,090 7,481
Tactile Systems Technology, Inc.(Æ)(Ñ) 91,502 3,750
Tenet Healthcare Corp.(Æ)(Ð) 50,655 1,339
TG Therapeutics, Inc.(Æ) 67,358 1,319
Theravance Biopharma, Inc.(Æ)(Ð) 26,668 518
Tricida, Inc.(Æ) 11,380 152
Turning Point Therapeutics, Inc.(Æ) 15,576 923
Twist Bioscience Corp.(Æ)(Ñ) 22,200 1,244
Ultragenyx Pharmaceutical, Inc.(Æ)(Ñ) 19,757 1,544
United Therapeutics Corp.(Æ)(Ð) 21,529 2,400
UNITY Biotechnology, Inc.(Æ) 18,905 178
Utah Medical Products, Inc. 81,322 6,628
Varex Imaging Corp.(Æ)(Ð) 27,740 435
Veracyte, Inc.(Æ) 34,790 1,241
Vir Biotechnology, Inc.(Æ) 23,867 1,140
WaVe Life Sciences, Ltd.(Æ)(Ð) 17,996 158
XBiotech, Inc.(Æ)(Ñ) 55,638 809
Xencor, Inc.(Æ) 27,132 816
Zogenix, Inc.(Æ)(Ð) 5,587 133
212,995
Materials and Processing - 7.8%
AdvanSix, Inc.(Æ) 116,858 1,454
Alcoa Corp.(Æ) 94,953 1,234
Allegheny Technologies, Inc.(Æ) 125,884 1,094
American Woodmark Corp.(Æ) 11,405 919
Apogee Enterprises, Inc.(Ð) 22,876 494
Arconic, Inc.(Æ) 135,542 2,208
Ashland Global Holdings, Inc.(Ð) 31,263 2,360
Aspen Aerogels, Inc.(Æ) 80,189 509
Atkore International Group, Inc.(Æ) 20,115 536
Avient Corp.(Æ) 32,228 770
Axalta Coating Systems, Ltd.(Æ) 20,500 455
Balchem Corp. 12,715 1,275
Beacon Roofing Supply, Inc.(Æ) 71,421 2,225
Boise Cascade Co. 29,300 1,365
Builders FirstSource, Inc.(Æ) 39,224 929
Cabot Corp. 26,749 976
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cabot Microelectronics Corp. 8,795 1,326
Caesarstone, Ltd. 94,773 1,087
Carpenter Technology Corp. 51,008 1,141
CF Industries Holdings, Inc. 37,623 1,179
Chemours Co. (The) 61,419 1,138
Clearwater Paper Corp.(Æ)(Ð) 83,487 3,083
Cleveland-Cliffs, Inc.(Æ)(Ñ) 77,665 402
Comfort Systems, Inc. 62,923 3,128
Commercial Metals Co. 55,030 1,138
Culp, Inc. 136,973 1,520
Eagle Materials, Inc. 62,431 5,008
Enerpac Tool Group Corp. 20,581 389
Haynes International, Inc. 21,644 397
Hecla Mining Co. 119,267 658
Huntsman Corp.(Ð) 107,437 1,987
Ingevity Corp.(Æ) 36,440 2,131
Innospec, Inc. 11,952 898
Installed Building Products, Inc.(Æ) 8,242 652
Insteel Industries, Inc. 61,300 1,143
Intrepid Potash, Inc.(Æ) 467,591 424
KAR Auction Services, Inc. 85,126 1,288
Koppers Holdings, Inc.(Æ) 35,582 896
Kraton Corp.(Æ)(Ð) 15,800 208
Kronos Worldwide, Inc.(Ñ) 129,533 1,456
Landec Corp.(Æ) 354,360 3,345
LB Foster Co. Class A(Æ) 3,100 44
LiqTech International, Inc.(Æ)(Ñ) 504,310 3,409
Louisiana-Pacific Corp.(Ð) 109,335 3,463
Masonite International Corp.(Æ)(Û) 20,745 1,750
Mosaic Co. (The) 50,544 681
MRC Global, Inc.(Æ) 55,107 328
Mueller Industries, Inc. 30,818 862
Myers Industries, Inc. 6,906 104
Novagold Resources, Inc.(Æ) 30,776 281
O-I Glass, Inc. Class I(Ð) 215,083 2,246
Olympic Steel, Inc. 4,685 50
Omega Flex, Inc.(Ñ) 31,907 3,885
Orion Engineered Carbons SA 26,822 274
Patrick Industries, Inc. 15,917 1,018
PGT Innovations, Inc.(Æ) 39,638 677
Quaker Chemical Corp.(Ñ) 9,653 1,873
Rayonier Advanced Materials, Inc.(Æ)(Ð) 16,858 49
RBC Bearings, Inc.(Æ) 7,080 867
Resideo Technologies, Inc.(Æ)(Ð) 51,830 688
Ryerson Holding Corp.(Æ) 5,990 34
Schnitzer Steel Industries, Inc. Class A 47,373 872
Schweitzer-Mauduit International, Inc. 183,999 5,984
SiteOne Landscape Supply, Inc.(Æ)(Ñ) 18,872 2,416
Stepan Co.(Ð)(Û) 18,828 2,056
TimkenSteel Corp.(Æ) 186,452 685
Trinseo SA(Ð) 26,997 586
Tronox Holdings PLC Class A 169,476 1,291
Unifi, Inc.(Æ)(Ð) 19,593 234
United States Steel Corp.(Ñ) 53,908 359
Universal Stainless & Alloy Products, Inc.(Æ) 194,859 1,401
Valvoline, Inc. 361,291 7,413
Veritiv Corp.(Æ) 7,601 116
Verso Corp. Class A 5,700 70
Worthington Industries, Inc. 23,142 866

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 31
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
WR Grace & Co.(Ð) 16,654 768
102,525
Producer Durables - 15.5%
ABM Industries, Inc. 18,112 650
ACCO Brands Corp. 368,080 2,400
Adient PLC(Æ)(Ð) 54,884 913
Aerojet Rocketdyne Holdings, Inc.(Æ) 6,573 271
AGCO Corp.(Ð)(Û) 31,930 2,096
Air Transport Services Group, Inc.(Æ) 106,899 2,605
Alamo Group, Inc. 3,645 376
Alaska Air Group, Inc.(Ñ) 42,720 1,471
Albany International Corp. Class A 15,482 744
Allied Motion Technologies, Inc. 71,195 2,684
Alta Equipment Group Inc.(Æ) 230,236 1,750
Applied Industrial Technologies, Inc. 13,749 868
ArcBest Corp.(Ð) 36,879 1,121
Arcosa, Inc. 149,677 6,319
Ardmore Shipping Corp. 490,909 2,018
Argan, Inc. 85,423 3,665
ASGN, Inc.(Æ) 18,546 1,270
Astec Industries, Inc.(Ð) 6,365 283
Astronics Corp.(Æ) 28,835 251
Atlas Air Worldwide Holdings, Inc.(Æ) 14,970 780
Axon Enterprise, Inc.(Æ) 12,487 1,038
Babcock & Wilcox Co. (The) Class W(Æ) 52,547 2,865
Barnes Group, Inc. 12,628 466
Barrett Business Services, Inc. 5,780 304
Brink's Co. (The) 44,658 1,981
CAI International, Inc. 2,318 40
Chart Industries, Inc.(Æ) 9,322 639
Clean Harbors, Inc.(Æ)(Ð) 18,559 1,106
Colfax Corp.(Æ) 10,483 305
Commercial Vehicle Group, Inc.(Æ) 29,510 69
Construction Partners, Inc. Class A(Æ)(Ñ) 23,281 385
Covenant Transportation Group, Inc. Class
A(Æ) 113,087 1,906
CRA International, Inc. 108,112 4,516
Cubic Corp. 12,841 539
Diamond S Shipping, Inc.(Æ) 7,766 68
Dorian LPG, Ltd.(Æ) 21,930 187
Ducommun, Inc.(Æ) 9,864 355
DXP Enterprises, Inc.(Æ) 4,731 80
Echo Global Logistics, Inc.(Æ)(Û) 109,127 2,735
Element Solutions, Inc.(Æ) 650,948 7,069
EMCOR Group, Inc.(Û) 37,577 2,574
Energy Recovery, Inc.(Æ)(Ð) 3,735 28
EnerSys 10,378 698
Euronav NV 112,744 1,104
Evo Payments, Inc. Class A(Æ) 173,110 3,928
Exponent, Inc. 12,512 1,052
Ferroglobe Representation and Warranty
Insurance Trust(Æ)(Š) 98,500 —
Franklin Electric Co., Inc. 20,479 1,107
frontdoor, Inc.(Æ)(Û) 191,564 8,045
Garrett Motion, Inc.(Æ) 48,158 283
Gates Industrial Corp. PLC(Æ) 63,015 664
GP Strategies Corp.(Æ) 68,178 507
Great Lakes Dredge & Dock Corp.(Æ) 419,906 3,510
Greenbrier Cos., Inc. 29,790 766
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Hackett Group, Inc. (The) 46,177 637
Harsco Corp.(Æ) 132,415 2,113
Hawaiian Holdings, Inc. 49,399 587
Hertz Global Holdings, Inc. Class W(Æ) 27,099 909
HNI Corp. 33,847 1,005
Howmet Aerospace, Inc. 9,635 142
Hub Group, Inc. Class A(Æ) 18,144 960
Hudson, Ltd. Class A(Æ) 534,686 2,342
Hyster-Yale Materials Handling, Inc.(Ð) 8,057 301
ICF International, Inc. 70,915 4,795
Insperity, Inc.(Ð) 26,480 1,770
International Seaways, Inc. 59,245 1,023
Itron, Inc.(Æ) 4,790 333
JetBlue Airways Corp.(Æ) 108,147 1,118
KBR, Inc. 100,067 2,225
Kennametal, Inc. 40,572 1,094
Kforce, Inc. 11,230 324
Kimball International, Inc. Class B 161,545 1,767
Korn & Ferry International 31,963 898
Kornit Digital, Ltd.(Æ) 10,854 582
Kratos Defense & Security Solutions, Inc.(Æ) 160,179 2,885
Landstar System, Inc.(Û) 1,282 156
LCI Industries 7,480 941
Liquidity Services, Inc.(Æ) 282,230 1,453
Lydall, Inc.(Æ)(Ð) 79,897 1,295
Manitowoc Co., Inc. (The)(Æ) 149,781 1,596
ManpowerGroup, Inc. 29,035 1,997
Marten Transport, Ltd. 63,885 1,701
MasTec, Inc.(Æ)(Ñ) 44,756 1,780
MAXIMUS, Inc. 32,381 2,403
Mesa Laboratories, Inc. 31,097 7,368
Miller Industries, Inc. 35,096 995
Mitek Systems, Inc.(Æ) 6,736 69
Modine Manufacturing Co.(Æ)(Ð) 36,448 198
MTS Systems Corp. 19,672 365
MYR Group, Inc.(Æ) 35,536 1,304
Orion Group Holdings, Inc.(Æ) 189,452 546
OSI Systems, Inc.(Æ) 5,728 406
Park-Ohio Holdings Corp. 32,479 469
Pitney Bowes, Inc.(Ð)(Û) 138,134 461
Powell Industries, Inc. 6,539 174
Preformed Line Products Co. 10,981 541
Primoris Services Corp. 48,541 779
Proto Labs, Inc.(Æ)(Ñ) 9,441 1,134
Quanta Services, Inc. 46,771 1,869
Radiant Logistics, Inc.(Æ) 400,097 1,700
Repay Holdings Corp.(Æ) 52,222 1,156
Ryder System, Inc. 23,900 875
Saia, Inc.(Æ) 18,199 2,174
SHYFT Group, Inc. (The)(Æ) 142,716 2,694
SkyWest, Inc. 27,427 722
Smith & Wesson Brands, Inc.(Æ) 31,903 762
Spirit AeroSystems, Inc. Class A 15,871 311
Spirit Airlines, Inc.(Æ)(Ñ) 40,553 641
SPX FLOW, Inc.(Æ) 16,780 673
Standex International Corp. 16,300 873
StealthGas, Inc.(Æ) 759,120 1,829
Steelcase, Inc. Class A 55,964 600
Sterling Construction Co., Inc.(Æ) 5,732 59
Sykes Enterprises, Inc.(Æ) 19,436 534

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
32 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Teekay Tankers, Ltd. Class A(Æ)(Ñ) 141,982 2,125
Terex Corp.(Ð) 38,890 733
Tetra Tech, Inc. 8,529 756
Titan International, Inc.(Ð) 12,741 19
Titan Machinery, Inc.(Æ) 52,014 565
TopBuild Corp.(Æ) 30,088 3,969
TreeHouse Foods, Inc.(Æ) 169,168 7,414
TriNet Group, Inc.(Æ) 36,253 2,392
Triumph Group, Inc. 57,810 392
TrueBlue, Inc.(Æ) 73,387 1,132
Tutor Perini Corp.(Æ) 171,704 2,021
UFP Industries, Inc.(Æ) 16,843 981
Ultralife Corp.(Æ) 259,098 1,840
UniFirst Corp. 4,506 840
Universal Truckload Services, Inc. 143,554 2,637
US Xpress Enterprises, Inc. Class A(Æ)(Ð) 163,141 1,495
USA Truck, Inc.(Æ) 91,116 890
Vectrus, Inc.(Æ) 80,172 3,526
Vishay Precision Group, Inc.(Æ) 25,368 646
Watts Water Technologies, Inc. Class A 10,891 914
Werner Enterprises, Inc. 17,966 790
WESCO International, Inc.(Æ) 35,275 1,371
Whole Earth Brands, Inc.(Æ) 29,823 207
WNS Holdings, Ltd. - ADR(Æ) 77,400 4,951
Xerox Holdings Corp. 92,178 1,535
XPO Logistics, Inc.(Æ) 10,968 823
YRC Worldwide, Inc.(Æ)(Ñ) 264,851 720
202,551
Technology - 16.2%
A10 Networks, Inc.(Æ) 38,221 309
ADTRAN, Inc. 69,240 860
Agilysys, Inc.(Æ)(Ð) 15,725 330
Allot Communications, Ltd.(Æ) 107,029 1,299
Alpha & Omega Semiconductor, Ltd.(Æ) 176,923 1,927
Ambarella, Inc.(Æ) 21,702 983
American Software, Inc. Class A 208,824 3,440
Amkor Technology, Inc.(Æ)(Ð) 24,776 337
APi Group Corp.(Æ)(Ñ)(Þ) 467,244 6,510
Appfolio, Inc. Class A(Æ)(Ñ) 6,633 923
Arlo Technologies, Inc.(Æ) 135,813 573
Arrow Electronics, Inc.(Æ)(Û) 32,465 2,325
Asure Software, Inc.(Æ)(Ñ) 60,591 391
Avaya Holdings Corp.(Æ)(Ð) 79,814 1,010
Avid Technology, Inc.(Æ)(Ð) 33,377 275
Avnet, Inc. 43,738 1,169
Axcelis Technologies, Inc.(Æ) 140,893 4,145
Bandwidth, Inc. Class A(Æ) 11,576 1,676
Bel Fuse, Inc. Class B 9,200 112
Benchmark Electronics, Inc. 82,885 1,688
Benefitfocus, Inc.(Æ) 11,849 139
Box, Inc. Class A(Æ)(Û) 251,493 4,514
Brightcove, Inc.(Æ) 5,500 58
CACI International, Inc. Class A(Æ) 1,443 300
CalAmp Corp.(Æ) 35,778 282
Calix, Inc.(Æ) 37,527 770
Cardtronics PLC Class A(Æ) 8,953 200
Casa Systems, Inc.(Æ) 28,019 157
Cerence, Inc.(Æ)(Ð)(Ñ) 103,388 4,100
Ceridian HCM Holding, Inc.(Æ)(Ð) 28,995 2,270
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ChannelAdvisor Corp.(Æ) 11,683 238
Cirrus Logic, Inc.(Æ)(Û) 34,570 2,369
CommScope Holding Co., Inc.(Æ) 128,253 1,190
CommVault Systems, Inc.(Æ)(Ð) 25,960 1,144
comScore, Inc.(Æ)(Ð) 59,339 178
Comtech Telecommunications Corp. 66,799 1,096
Conduent, Inc.(Æ) 145,133 277
Cornerstone OnDemand, Inc.(Æ) 35,933 1,276
Daktronics, Inc. 36,364 152
DASAN Zhone Solutions, Inc.(Æ) 15,438 156
Diebold Nixdorf, Inc.(Æ)(Ñ) 305,672 2,131
Digimarc Corp.(Æ)(Ñ) 17,524 246
Digital Turbine, Inc.(Æ) 360,972 5,010
Diodes, Inc.(Æ) 5,219 269
Domo, Inc. Class B(Æ)(Ð) 4,416 142
Donnelley Financial Solutions, Inc.(Æ) 45,033 390
DSP Group, Inc.(Æ) 75,584 1,122
EMCORE Corp.(Æ) 13,519 47
Endava PLC - ADR(Æ) 34,528 1,783
Endurance International Group Holdings,
Inc.(Æ) 63,931 362
Extreme Networks, Inc.(Æ) 103,084 469
F5 Networks, Inc.(Æ) 2,519 342
FireEye, Inc.(Æ)(Ð) 137,057 2,070
Five9, Inc.(Æ) 4,105 496
Glu Mobile, Inc.(Æ) 74,144 700
Groupon, Inc.(Æ) 11,947 183
HC2 Holdings, Inc.(Æ) 10,411 28
Ichor Holdings, Ltd.(Æ) 11,150 366
Infinera Corp.(Æ)(Ð) 122,819 969
InterDigital, Inc. 12,264 736
Intevac, Inc.(Æ) 7,130 42
iRobot Corp.(Æ)(Ð)(Ñ) 15,282 1,111
Juniper Networks, Inc.(Ð) 40,352 1,024
Kimball Electronics, Inc.(Æ) 203,113 2,697
Kulicke & Soffa Industries, Inc. 164,138 3,890
Liberty Latin America, Ltd. Class A(Æ) 140,248 1,442
Liberty Latin America, Ltd. Class C(Æ)(Ð) 103,841 1,063
MACOM Technology Solutions Holdings,
Inc.(Æ) 27,259 1,152
Magnachip Semiconductor Corp.(Æ) 44,493 506
Maxar Technologies, Inc.(Ñ) 294,456 5,238
MaxLinear, Inc. Class A(Æ) 29,623 751
Mercury Systems, Inc.(Æ) 38,128 2,952
MicroStrategy, Inc. Class A(Æ) 11,014 1,365
Mimecast, Ltd.(Æ) 81,567 3,828
MiX Telematics, Ltd. - ADR 59,335 603
MobileIron, Inc.(Æ) 120,734 752
Model N, Inc.(Æ) 62,097 2,388
NAPCO Security Technologies, Inc.(Æ)(Ñ) 218,541 5,766
NCR Corp.(Æ)(Ð) 14,384 265
NeoPhotonics Corp.(Æ) 236,604 2,155
NETGEAR, Inc.(Æ)(Ð) 59,192 1,820
NetScout Systems, Inc.(Æ)(Û) 103,331 2,630
New Relic, Inc.(Æ)(Ð)(Û) 23,366 1,657
nLight, Inc.(Æ) 272,453 6,314
Nuance Communications, Inc.(Æ)(Ð) 79,507 2,175
Nutanix, Inc. Class A(Æ)(Ð) 7,671 170
NVE Corp. 43,707 2,371
OneSpan, Inc.(Æ) 347,413 10,823

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 33
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ooma, Inc.(Æ) 196,137 2,969
PCTEL, Inc.(Æ) 103,723 679
PDF Solutions, Inc.(Æ) 134,760 3,312
Pegasystems, Inc. 46,518 5,437
Perspecta, Inc. 139,195 2,979
Plantronics, Inc.(Ð) 30,019 600
PlayAGS, Inc.(Æ) 33,686 114
Pure Storage, Inc. Class A(Æ)(Ð)(Û) 156,179 2,790
Q2 Holdings, Inc.(Æ) 3,389 319
QAD, Inc. Class A 117,162 4,629
Qualys, Inc.(Æ)(Ñ) 29,622 3,658
Quantum Corp.(Æ) 2,147 9
RADCOM, Ltd.(Æ) 80,292 663
Rambus, Inc.(Æ) 50,338 743
Rapid7, Inc.(Æ) 31,867 1,898
Ribbon Communications, Inc.(Æ) 98,681 434
Rogers Corp.(Æ) 3,223 384
Sanmina Corp.(Æ) 14,132 419
Sapiens International Corp. NV(Æ) 68,908 2,106
ScanSource, Inc.(Æ) 32,643 749
SeaChange International, Inc.(Æ)(Ð) 8,937 14
Semtech Corp.(Æ) 5,690 317
Silicon Laboratories, Inc.(Æ) 10,827 1,088
Silicon Motion Technology Corp. - ADR 13,851 573
Simulations Plus, Inc.(Ñ) 111,518 7,852
SiTime Corp.(Æ) 21,410 1,138
Smith Micro Software, Inc.(Æ)(Ñ) 321,003 1,326
Sonos, Inc.(Æ)(Ð) 100,147 1,602
Super Micro Computer, Inc.(Æ) 14,383 436
Synaptics, Inc.(Æ)(Ð) 21,988 1,759
Synchronoss Technologies, Inc.(Æ) 29,600 98
SYNNEX Corp. 22,331 2,786
TeleNav, Inc.(Æ) 51,356 266
Tenable Holdings, Inc.(Æ) 20,507 696
Teradata Corp.(Æ)(Ð) 49,655 1,043
TrueCar, Inc.(Æ) 161,300 606
Unisys Corp.(Æ)(Ð) 418,778 4,979
Upwork, Inc.(Æ) 26,933 405
Varonis Systems, Inc.(Æ)(Û) 13,353 1,447
Veeco Instruments, Inc.(Æ) 53,702 726
Verint Systems, Inc.(Æ) 24,353 1,093
Vishay Intertechnology, Inc. 24,661 387
Vocera Communications, Inc.(Æ)(Ð) 17,064 525
Workiva, Inc.(Æ)(Ð) 83,889 4,689
Xperi Holding Corp.(Ð) 57,656 1,063
Yelp, Inc. Class A(Æ)(Ð) 54,165 1,353
Zix Corp.(Æ) 358,642 2,552
211,669
Utilities - 4.6%
ALLETE, Inc. 34,697 2,058
American States Water Co. 7,832 602
Anterix Inc.(Æ) 19,453 848
ATN International, Inc.(Æ) 11,293 651
Avista Corp. 55,636 2,066
Black Hills Corp. 20,392 1,180
Boingo Wireless, Inc.(Æ) 50,156 725
Bonanza Creek Energy, Inc.(Æ) 15,972 291
Brigham Minerals, Inc. Class A 239,681 2,656
Cincinnati Bell, Inc.(Æ) 70,525 1,059
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cogent Communications Holdings, Inc.(Ð) 54,367 4,899
Consolidated Communications Holdings, Inc.
(Æ) 228,657 1,669
Earthstone Energy, Inc. Class A(Æ) 135,475 356
GCI Liberty, Inc. Class A(Æ) 41,568 3,259
Gogo, Inc.(Æ)(Ð)(Ñ) 286,410 834
IDT Corp. Class B(Æ) 52,329 341
Iridium Communications, Inc.(Æ) 21,635 593
MDU Resources Group, Inc. 373,828 7,842
New Fortress Energy LLC 17,088 369
New Jersey Resources Corp. 236,620 7,349
NorthWestern Corp. 23,468 1,320
NRG Energy, Inc. 52,139 1,763
ONE Gas, Inc. 15,127 1,145
Orbcomm, Inc.(Æ) 319,293 1,344
Plains GP Holdings, LP Class A(Æ) 53,272 423
PNM Resources, Inc. 22,997 971
Portland General Electric Co.(Û) 80,074 3,533
RGC Resources, Inc. 49,997 1,160
South Jersey Industries, Inc. 99,154 2,313
Southwest Gas Holdings, Inc. 15,335 1,068
Spire, Inc. 15,474 954
Unitil Corp. 15,223 657
Vistra Energy Corp. 195,567 3,649
Vonage Holdings Corp.(Æ) 39,193 468
60,415
Total Common Stocks
(cost $1,248,498) 1,312,576
Short-Term Investments - 4.5%
U.S. Cash Management Fund(@) 58,836,940 (∞) 58,831
Total Short-Term Investments
(cost $58,832) 58,831
Other Securities - 7.8%
U.S. Cash Collateral Fund( × )(@) 101,612,670 (∞)
101,613
Total Other Securities
(cost $101,613) 101,613
Total Investments - 112.6%
(identified cost $1,408,943) 1,473,020
Securities Sold Short - (4.9)%
Consumer Discretionary - (0.8)%
American Eagle Outfitters, Inc. (51,574) (516)
Aspen Group, Inc.(Æ) (7,133) (63)
Callaway Golf Co. (47,491) (905)
Carvana Co.(Æ) (208) (32)
Designer Brands, Inc. Class A (28,987) (171)
Dorman Products, Inc.(Æ) (8,772) (717)
El Pollo Loco Holdings, Inc.(Æ) (2,573) (51)
EW Scripps Co. (The) Class A (14,621) (166)
Express, Inc.(Æ) (37,686) (38)
Fox Factory Holding Corp.(Æ) (11,874) (1,057)
Gaia, Inc.(Æ) (1,000) (9)
Gannett Co., Inc.(Æ) (114,072) (169)
Gap, Inc. (The) (10,564) (141)
Gentex Corp. (21,913) (591)
GrowGeneration Corp.(Æ) (21,458) (181)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
34 U.S. Small Cap Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Guess?, Inc. (39,907) (413)
Levi Strauss & Co. Class A (10,957) (133)
Marine Products Corp. (7,108) (91)
Michaels Cos., Inc. (The)(Æ) (30,309) (218)
Monro Muffler Brake, Inc. (12,135) (683)
Newell Rubbermaid, Inc. (57,320) (940)
Nordstrom, Inc. (26,191) (359)
PetIQ, Inc.(Æ) (3,831) (140)
Pool Corp. (249) (79)
PriceSmart, Inc. (7,820) (511)
SEACOR Marine Holdings, Inc.(Æ) (14,177) (35)
Thor Industries, Inc. (11,790) (1,344)
Transcat, Inc.(Æ) (1,267) (35)
XPEL, Inc.(Æ) (6,794) (114)
YETI Holdings, Inc.(Æ) (3,162) (155)
(10,057)
Consumer Staples - (0.0)%
Celsius Holdings, Inc.(Æ) (13,184) (193)
Limoneira Co. (5,196) (70)
OptimizeRx Corp.(Æ) (14,910) (211)
(474)
Energy - (0.2)%
Abraxas Petroleum Corp.(Æ) (501,043) (101)
Ameresco, Inc. Class A(Æ) (13,789) (382)
Amplify Energy Corp.(Æ) (41,463) (51)
Contango Oil & Gas Co.(Æ) (44,797) (80)
Forum Energy Technologies, Inc.(Æ) (62,275) (31)
Gulfport Energy Corp.(Æ) (565,730) (571)
Magnolia Oil & Gas Corp.(Æ) (2,192) (13)
Ring Energy, Inc.(Æ) (58,101) (64)
Solaris Oilfield Infrastructure, Inc. Class A (32,800) (238)
WPX Energy, Inc.(Æ) (73,080) (436)
(1,967)
Financial Services - (1.2)%
Allegiance Bancshares, Inc. (1,451) (35)
Annaly Capital Management, Inc.(ö) (80,742) (598)
Anworth Mortgage Asset Corp.(ö) (154,268) (279)
Apollo Commercial Real Estate Finance,
Inc.(ö) (120,113) (1,117)
Arbor Realty Trust, Inc.(ö) (78,900) (804)
Ares Management Corp. Class A (2,317) (93)
Ashford, Inc.(Æ) (1,497) (7)
BRP Group, Inc. Class A(Æ) (7,683) (134)
Cannae Holdings, Inc.(Æ) (8,908) (336)
CareTrust REIT, Inc.(ö) (1,100) (20)
Colony Credit Real Estate, Inc.(ö) (38,125) (240)
Dynex Capital, Inc.(ö) (32,860) (508)
eHealth, Inc.(Æ) (3,548) (245)
Ellington Residential Mortgage(ö) (9,522) (105)
Emerald Holding, Inc. (47,372) (129)
Exantas Capital Corp.(Æ) (69,574) (155)
First Financial Bancorp (4,255) (59)
Granite Point Mortgage Trust, Inc.(ö) (133,154) (904)
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.(ö) (18,540) (649)
I3 Verticals, Inc. Class A(Æ) (9,903) (239)
Jernigan Capital, Inc.(ö) (32,702) (458)
Ladder Capital Corp. Class A(ö) (69,725) (542)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Legacy Housing Corp.(Æ) (1,517) (21)
Moelis & Co. Class A (23,587) (703)
New Residential Investment Corp.(ö) (52,692) (418)
New York Mortgage Trust, Inc.(ö) (480,774) (1,260)
Ocwen Financial Corp.(Æ) (38,968) (46)
PennyMac Mortgage Investment Trust(ö) (65,373) (1,232)
Ready Capital Corp.(Æ) (85,589) (686)
Redwood Trust, Inc.(ö) (102,522) (731)
Silvercrest Asset Management Group, Inc.
Class A (1,534) (17)
TPG RE Finance Trust, Inc.(ö) (71,840) (624)
Two Harbors Investment Corp.(ö) (265,641) (1,446)
Veritex Holdings, Inc. (15,960) (267)
Victory Capital Holdings, Inc. Class A (4,400) (78)
Western Asset Mortgage Capital Corp.(ö) (109,208) (230)
(15,415)
Health Care - (1.0)%
Acadia Pharmaceuticals, Inc.(Æ) (13,563) (564)
ADMA Biologics, Inc.(Æ) (76,534) (273)
Alphatec Holdings, Inc.(Æ) (4,988) (25)
American Renal Associates Holdings, Inc.
(Æ) (12,549) (81)
Arcus Biosciences, Inc.(Æ) (2,059) (41)
Arena Pharmaceuticals, Inc.(Æ) (20,203) (1,240)
Axonics Modulation Technologies, Inc.(Æ) (2,700) (114)
BioDelivery Sciences International, Inc.(Æ) (34,296) (144)
CareDx, Inc.(Æ) (2,400) (80)
CASI Pharmaceuticals, Inc.(Æ) (4,700) (9)
Dynavax Technologies Corp.(Æ) (7,068) (57)
Emergent BioSolutions, Inc.(Æ) (8,673) (965)
Geron Corp.(Æ) (97,966) (156)
Guardant Health, Inc.(Æ) (3,646) (311)
HealthEquity, Inc.(Æ) (18,221) (939)
Invitae Corp.(Æ) (9,802) (286)
Karuna Therapeutics, Inc.(Æ) (5,601) (458)
Kodiak Sciences, Inc.(Æ) (896) (42)
MannKind Corp.(Æ) (24,600) (38)
MediciNova, Inc.(Æ) (14,129) (88)
Mersana Therapeutics, Inc.(Æ) (3,947) (78)
Misonix, Inc.(Æ) (2,164) (27)
Momenta Pharmaceuticals, Inc.(Æ) (28,918) (853)
NeoGenomics, Inc.(Æ) (28,732) (1,098)
OncoCyte Corp.(Æ) (44,208) (60)
OPKO Health, Inc.(Æ) (111,504) (574)
OrthoPediatrics Corp.(Æ) (3,895) (164)
Phathom Pharmaceuticals, Inc.(Æ) (1,380) (46)
Premier, Inc. Class A (20,507) (717)
Quanterix Corp.(Æ) (5,158) (167)
Quidel Corp.(Æ) (4,246) (1,199)
Repligen Corp.(Æ) (9,138) (1,379)
Sientra, Inc.(Æ) (18,372) (70)
Tabula Rasa HealthCare, Inc.(Æ) (10,613) (596)
Vapotherm, Inc.(Æ) (2,972) (155)
(13,094)
Materials and Processing - (0.3)%
Coeur Mining, Inc.(Æ) (22,800) (181)
Cornerstone Building Brands, Inc.(Æ) (33,175) (188)
Griffon Corp. (6,703) (153)

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 35
cif
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Livent Corp.(Æ) (19,300) (121)
Marrone Bio Innovations, Inc.(Æ) (9,245) (10)
NN, Inc. (39,358) (207)
Quaker Chemical Corp. (7,062) (1,370)
Trex Co., Inc.(Æ) (8,512) (1,186)
Uranium Energy Corp.(Æ) (79,804) (77)
Watsco, Inc. (4,641) (1,096)
(4,589)
Producer Durables - (0.3)%
Altra Industrial Motion Corp. (29,200) (1,000)
Aqua Metals, Inc.(Æ) (30,203) (30)
Coda Octopus Group, Inc.(Æ) (3,690) (21)
Concrete Pumping Holdings, Inc.(Æ) (18,144) (68)
Fluor Corp. (47,157) (481)
Genasys, Inc.(Æ) (31,672) (133)
Iteris, Inc.(Æ) (27,830) (129)
Mesa Laboratories, Inc. (1,212) (287)
NV5 Global, Inc.(Æ) (7,195) (408)
Plug Power, Inc.(Æ) (40,240) (310)
Ranpak Holdings Corp.(Æ) (8,671) (71)
Repay Holdings Corp.(Æ) (16,702) (370)
Sharps Compliance Corp.(Æ) (10,237) (78)
Toro Co. (The) (14,869) (1,061)
(4,447)
Technology - (1.0)%
Acacia Research Corp.(Æ) (28,991) (115)
Alteryx, Inc. Class A(Æ) (1,928) (338)
Appfolio, Inc. Class A(Æ) (6,141) (855)
Black Knight, Inc.(Æ) (14,418) (1,080)
Brooks Automation, Inc. (20,129) (1,096)
Cognex Corp. (19,717) (1,318)
Envestnet, Inc.(Æ) (16,518) (1,341)
II-VI, Inc.(Æ) (27,817) (1,411)
Immersion Corp.(Æ) (57,798) (390)
IPG Photonics Corp.(Æ) (859) (154)
MongoDB, Inc.(Æ) (1,847) (423)
NAPCO Security Technologies, Inc.(Æ) (18,106) (478)
Onto Innovation, Inc.(Æ) (33,811) (1,279)
Q2 Holdings, Inc.(Æ) (14,482) (1,362)
TechTarget, Inc.(Æ) (10,112) (367)
TTM Technologies, Inc.(Æ) (25,838) (318)
Upland Software, Inc.(Æ) (5,800) (200)
Zix Corp.(Æ) (59,500) (423)
(12,948)
Utilities - (0.1)%
Antero Midstream Corp. (13,487) (76)
Earthstone Energy, Inc. Class A(Æ) (29,995) (79)
HighPoint Resources Corp.(Æ) (87,625) (32)
Laredo Petroleum, Inc.(Æ) (17,690) (268)
Montage Resources Corp.(Æ) (30,914) (133)
New Fortress Energy LLC (9,657) (209)
Penn Virginia Corp.(Æ) (26,841) (266)
(1,063)
Total Securities Sold Short
(proceeds $59,317) (64,054)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Other Assets and Liabilities, Net
- (7.7)%
(100,368)
Net Assets - 100.0%
1,308,598

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
36 U.S. Small Cap Equity Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.5%
APi Group Corp. 04/08/20 467,244 10 .47 4,892
6,510
6,510
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Russell 2000 E-Mini Index Futures 824 USD 60,885 09/20
2,905
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,905
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 165,624 $ — $ —
$ —
$ 165,624
Consumer Staples 48,825 — —
—
48,825
Energy 33,033 — —
—
33,033
Financial Services 274,939 — —
—
274,939
Health Care 212,962 — 33
—
212,995
Materials and Processing 102,525 — —
—
102,525
Producer Durables 202,551 — —
—
202,551
Technology 211,669 — —
—
211,669
Utilities 60,415 — —
—
60,415
Short-Term Investments — — —
58,831
58,831
Other Securities — — —
101,613
101,613
Total Investments 1,312,543 — 33 160,444 1,473,020
Securities Sold Short
**
(64,054) — — — (64,054)
Other Financial Instruments
Assets
Futures Contracts 2,905 — — — 2,905
Total Other Financial Instruments
*
$ 2,905 $ — $ — $ — $ 2,905
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.

Russell Investment Company
U.S. Small Cap Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
U.S. Small Cap Equity Fund 37
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
38 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.6%
Argentina - 0.1%
YPF SA - ADR(Æ)(Ñ) 199,381 1,242
Australia - 1.7%
AGL Energy, Ltd. 189,132 2,245
Alumina, Ltd. 353,806 384
Australia & New Zealand Banking
Group, Ltd. - ADR 94,190 1,207
BGP Holdings PLC(Æ)(Š) 559,805 —
BHP Group, Ltd. - ADR 12,834 340
BlueScope Steel, Ltd. 74,397 594
Boral, Ltd. 223,100 572
Commonwealth Bank of Australia - ADR 85,527 4,347
Crown Resorts, Ltd. 53,095 342
CSL, Ltd. 5,549 1,070
Dexus Property Group(Æ)(ö) 69,770 424
Flight Centre, Ltd. 76,586 578
Fortescue Metals Group, Ltd. 176,425 2,193
GPT Group (The)(ö) 204,027 565
Insurance Australia Group, Ltd.(Æ) 325,592 1,183
Medibank Pvt , Ltd. 136,152 274
National Australia Bank, Ltd. - ADR 65,068 820
Origin Energy, Ltd. 254,903 977
QBE Insurance Group, Ltd. 173,274 1,226
Rio Tinto PLC 89,489 5,455
Rio Tinto, Ltd. - ADR 5,393 393
Scentre Group(ö) 365,770 532
Sonic Healthcare, Ltd. 43,908 1,006
Suncorp Group, Ltd.(Æ) 101,183 618
Vicinity Centres (Æ)(ö) 1,468,554 1,368
Westpac Banking Corp. 54,599 666
29,379
Austria - 0.2%
Erste Group Bank AG 113,147 2,510
OMV AB 22,655 717
3,227
Belgium - 0.4%
Ageas SA 110,115 4,123
KBC Groep NV 45,529 2,609
Solvay SA 10,732 839
7,571
Canada - 4.3%
ARC Resources, Ltd. 167,349 711
Bank of Montreal(Ñ) 34,336 1,878
Bank of Nova Scotia (The) 25,030 1,028
Barrick Gold Corp. 255,275 7,376
BCE, Inc. 39,062 1,638
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CAE, Inc. 486,035 7,254
Cameco Corp. Class A 98,295 999
Canadian Imperial Bank of Commerce 14,996 1,038
Canadian National Railway Co. 158,921 15,523
Canadian Natural Resources, Ltd. 54,538 962
Cenovus Energy, Inc. 140,004 623
CI Financial Corp. 123,524 1,698
Dollarama , Inc. 73,737 2,696
Fairfax Financial Holdings, Ltd. 2,596 813
Great-West Lifeco , Inc. 74,128 1,311
iA Financial Corp., Inc. 41,259 1,449
Imperial Oil, Ltd. 38,670 605
Kinross Gold Corp.(Æ) 477,426 4,473
Magna International, Inc. Class A 32,623 1,508
Manulife Financial Corp. 241,092 3,231
National Bank of Canada 13,570 641
Pembina Pipeline Corp. 69,582 1,691
Power Corp. of Canada 60,064 1,066
Royal Bank of Canada - GDR 57,057 3,936
Shaw Communications, Inc. Class B 45,757 837
Sun Life Financial, Inc. 121,209 4,725
Suncor Energy, Inc. 54,466 857
Toronto-Dominion Bank (The) 118,696 5,252
Tourmaline Oil Corp. 91,225 928
76,747
Cayman Islands - 1.4%
CK Hutchison Holdings, Ltd. Class B 107,631 703
Meituan-Dianping Class B(Æ) 327,700 8,127
Pagseguro Digital, Ltd. Class A(Æ) 54,032 2,066
Sands China, Ltd. 607,915 2,357
Sunny Optical Technology Group Co.,
Ltd. 156,007 2,910
Tencent Holdings, Ltd. 112,588 7,707
23,870
China - 3.3%
Alibaba Group Holding, Ltd. - ADR(Æ) 101,451 25,467
China Mobile, Ltd. 741,500 5,054
China Resources Power Holdings Co.,
Ltd. 5,942,000 7,579
China Telecom Corp., Ltd. Class H 12,190,000 3,637
China Unicom Hong Kong, Ltd. 8,118,000 4,531
Dongfeng Motor Group Co., Ltd. Class H 5,866,000 4,204
Lenovo Group, Ltd. 8,786,143 5,331
Ping An Insurance Group Co. of China,
Ltd. Class H 272,522 2,875
58,678
Denmark - 2.4%
AP Moller - Maersk A/S Class B 15,670 20,192

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Coloplast A/S Class B 7,083 1,208
Danske Bank A/S 228,584 3,703
Drilling Co. of 1972 A/S (The)(Æ) 9,797 229
DSV A/S 27,912 3,859
Genmab A/S(Æ) 4,585 1,573
H Lundbeck A/S 9,453 345
Novo Nordisk A/S Class B 151,518 9,997
Novozymes A/S Class B 12,498 750
Pandora A/S 21,438 1,367
43,223
Finland - 1.4%
Elisa OYJ Class A 27,532 1,637
Fortum OYJ 43,078 878
Kone OYJ Class B 35,283 2,796
Neste OYJ 81,660 3,756
Nokia OYJ(Æ) 1,405,892 6,762
Nokian Renkaat OYJ 12,343 298
Nordea Bank AB 229,398 1,779
Orion OYJ Class B 10,943 478
Sampo OYJ Class A 63,640 2,312
Stora Enso OYJ Class R 82,735 1,045
UPM- Kymmene OYJ 113,144 3,031
Wartsila OYJ Abp Class B 32,523 273
25,045
France - 9.3%
Accor SA(Æ) 74,719 1,871
Airbus Group SE(Æ) 39,274 2,898
Amundi SA(Æ)(Þ) 117,553 8,938
Arkema SA 9,966 1,035
Atos SE(Æ) 21,731 1,864
AXA SA 253,323 5,070
BNP Paribas SA(Æ) 171,787 6,970
Bouygues SA - ADR 107,116 3,810
Capgemini SE 18,736 2,430
Carrefour SA 72,151 1,151
Cie de Saint-Gobain(Æ) 278,726 10,303
Cie Generale des Etablissements
Michelin SCA Class B 85,318 8,927
Credit Agricole SA(Æ) 103,905 1,004
Danone SA 23,493 1,570
Dassault Aviation SA(Æ) 805 671
Dassault Systemes SE 3,785 690
Eiffage SA(Æ) 10,031 879
Engie SA(Æ) 477,840 6,383
Hermes International 539 438
L'Oreal SA 17,232 5,771
LVMH Moet Hennessy Louis Vuitton
SE - ADR 19,498 8,471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orange SA - ADR 46,004 539
Peugeot SA(Æ) 64,192 1,040
Publicis Groupe SA - ADR 195,448 6,301
Renault SA(Æ) 99,817 2,382
Rexel SA Class H(Æ) 1,488,196 17,587
Safran SA(Æ) 23,211 2,467
Sanofi - ADR 53,414 5,584
Sartorius Stedim Biotech 28,129 8,758
Schneider Electric SE 104,098 12,127
SCOR SE - ADR 182,217 4,702
Societe Generale SA(Æ) 246,287 3,785
Total SE 301,350 11,189
Ubisoft Entertainment SA(Æ) 31,767 2,656
Unibail - Rodamco -Westfield(Ñ)(ö) 10,556 554
Valeo SA 28,892 746
Worldline SA(Æ)(Þ) 32,257 2,783
164,344
Germany - 4.7%
1&1 Drillisch AG 11,813 313
adidas AG(Æ) 50,702 14,027
Allianz SE 12,102 2,524
BASF SE 188,746 10,452
Bayer AG 26,821 1,786
Bayerische Motoren Werke AG 18,430 1,193
Brenntag AG 22,371 1,378
Continental AG 9,002 879
Covestro AG(Þ) 284,905 11,071
Daimler AG 161,959 7,176
Evonik Industries AG 28,401 767
Fresenius SE & Co. KGaA 25,150 1,257
GEA Group AG 24,383 878
Hannover Rueck SE 13,770 2,331
HeidelbergCement AG 17,884 999
Infineon Technologies AG - ADR 115,599 2,889
KION Group AG 10,330 795
Metro AG(Æ) 266,227 957
Metro AG 90,600 830
Muenchener Rueckversicherungs-
Gesellschaft AG 20,338 5,407
Salzgitter AG(Æ) 33,573 462
SAP SE - ADR 8,431 1,334
Siemens AG 54,252 6,952
Uniper SE 15,068 523
United Internet AG 32,468 1,470
Zalando SE(Æ)(Þ) 56,888 4,114
82,764

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
40 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hong Kong - 2.5%
AIA Group, Ltd. 1,668,946 14,957
Bank of East Asia, Ltd. (The) 401,200 914
CK Asset Holdings, Ltd. 678,657 3,742
CK Infrastructure Holdings, Ltd. 198,500 1,036
CLP Holdings, Ltd. 161,500 1,530
Galaxy Entertainment Group, Ltd. 368,000 2,510
Hang Seng Bank, Ltd. 132,400 2,085
Henderson Land Development Co., Ltd. 209,720 780
Hongkong Land Holdings, Ltd. 169,000 644
Jardine Matheson Holdings, Ltd. 28,700 1,169
Jardine Strategic Holdings, Ltd. 22,900 462
New World Development Co., Ltd. 211,250 1,032
Power Assets Holdings, Ltd. 307,500 1,713
Sino Land Co., Ltd. 486,000 589
Sun Hung Kai Properties, Ltd. 80,500 978
Swire Pacific, Ltd. Class A 77,500 380
Techtronic Industries Co., Ltd. 821,789 8,600
WH Group, Ltd.(Þ) 686,000 611
Wharf Holdings, Ltd. (The) 119,000 202
Wharf Real Estate Investment Co., Ltd. 239,000 837
44,771
India - 1.0%
Canara Bank(Æ) 695,582 949
Housing Development Finance Corp.,
Ltd. 619,619 14,792
NTPC, Ltd. 186,941 218
Oil & Natural Gas Corp., Ltd. 1,220,597 1,280
Zee Entertainment Enterprises, Ltd. 518,695 969
18,208
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 3,118,800 1,233
Ireland - 3.7%
Accenture PLC Class A 54,667 12,288
AIB Group PLC 1,047,485 1,313
Allegion PLC 113,422 11,281
Bank of Ireland Group PLC(Æ) 756,679 1,572
CRH PLC 56,971 2,043
Flutter Entertainment PLC 16,925 2,560
James Hardie Industries PLC(Æ) 56,816 1,175
Kerry Group PLC Class A 99,130 13,126
Linde PLC 77,143 18,883
Ryanair Holdings PLC - ADR(Æ) 19,379 1,453
65,694
Israel - 0.3%
Bank Hapoalim BM 164,379 985
Bank Leumi Le-Israel BM 202,892 1,023
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ICL Group, Ltd. 152,231 476
Israel Discount Bank, Ltd. Class A 143,483 439
Mizrahi Tefahot Bank, Ltd. 20,349 423
Nice, Ltd.(Æ) 7,546 1,548
4,894
Italy - 2.2%
Assicurazioni Generali SpA 267,308 4,011
Atlantia SpA (Æ) 61,913 988
BPER Banca(Æ)(Ñ) 290,026 735
Davide Campari-Milano SpA (Æ) 307,161 3,096
Enel SpA 870,226 7,964
ENI SpA - ADR 657,336 5,879
FinecoBank Banca Fineco SpA (Æ) 149,817 2,184
Intesa Sanpaolo SpA (Æ) 839,600 1,706
Mediobanca Banca di Credito
Finanziario SpA 89,926 725
Moncler SpA (Æ) 54,034 2,088
Poste Italiane SpA (Þ) 68,029 625
Saipem SpA 642,684 1,366
Telecom Italia SpA 1,026,920 415
UniCredit SpA (Æ) 838,552 7,700
39,482
Japan - 18.6%
Aozora Bank, Ltd. 36,800 593
Asahi Glass Co., Ltd. 26,400 747
Asahi Kasei Corp. 89,300 641
Astellas Pharma, Inc. 254,600 3,984
Benesse Holdings, Inc. 28,100 733
Bridgestone Corp. 100,300 2,957
Brother Industries, Ltd. 33,500 522
Canon, Inc. 115,000 1,839
Central Japan Railway Co. 5,500 664
Chiba Bank, Ltd. (The) 160,300 737
Chiyoda Corp.(Æ) 164,500 395
Chubu Electric Power Co., Inc. 52,200 620
Citizen Watch Co., Ltd. 347,800 950
Concordia Financial Group, Ltd. 171,000 508
Daifuku Co., Ltd. 10,400 939
Dai-ichi Life Holdings, Inc. 328,025 3,858
Daito Trust Construction Co., Ltd. 14,700 1,157
Daiwa House Industry Co., Ltd. 26,600 591
DeNA Co., Ltd. 165,800 1,874
Denso Corp. 100,500 3,709
Eisai Co., Ltd. 69,110 5,583
Electric Power Development Co., Ltd. 29,300 399
ENEOS Holdings, Inc. 2,037,300 7,122
Fuji Heavy Industries, Ltd. 131,400 2,507

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fuji Media Holdings, Inc. 26,900 238
FUJIFILM Holdings Corp. 22,800 1,016
Fujitsu, Ltd. 18,300 2,456
Fukuoka Financial Group, Inc. 100,700 1,474
GMO Payment Gateway, Inc. 27,800 2,912
Gree , Inc. 315,900 1,306
Hino Motors, Ltd. 365,300 2,124
Hitachi Metals, Ltd. 801,400 10,495
Hitachi, Ltd. 33,000 980
Honda Motor Co., Ltd. 856,570 20,810
Iida Group Holdings Co., Ltd. 252,700 3,896
Inpex Corp. 1,731,600 9,907
Isuzu Motors, Ltd. 427,400 3,516
ITOCHU Corp. 90,100 1,974
J Front Retailing Co., Ltd. 74,000 431
Japan Exchange Group, Inc. 47,200 1,120
Japan Post Holdings Co., Ltd. 94,300 644
Japan Tobacco, Inc. 72,700 1,251
JGC Holdings Corp. 328,300 3,344
JSR Corp. 135,300 2,911
Kajima Corp. 65,100 714
Kawasaki Heavy Industries, Ltd. 40,200 552
KDDI Corp. 159,700 4,916
Keyence Corp. 27,000 11,347
Kirin Holdings Co., Ltd. 72,300 1,399
Komatsu, Ltd. 471,000 9,292
Kyocera Corp. 44,900 2,505
Marubeni Corp. 226,600 1,050
Mebuki Financial Group, Inc. 280,800 625
Mitsubishi Chemical Holdings Corp. 145,900 787
Mitsubishi Corp. 44,700 902
Mitsubishi Electric Corp. 297,100 3,886
Mitsubishi Estate Co., Ltd. 206,500 2,986
Mitsubishi Gas Chemical Co., Inc. 70,700 1,125
Mitsubishi Heavy Industries, Ltd. 89,100 2,080
Mitsubishi Motors Corp. 511,800 1,008
Mitsubishi UFJ Financial Group, Inc. 1,964,700 7,370
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 175,500 741
Mitsui & Co., Ltd. 351,000 5,267
Mitsui Chemicals, Inc. 33,000 632
MS&AD Insurance Group Holdings, Inc. 136,200 3,417
Murata Manufacturing Co., Ltd. 41,800 2,618
NGK Spark Plug Co., Ltd. 44,900 605
Nikon Corp. 286,800 2,010
Nintendo Co., Ltd. 2,920 1,281
Nippon Steel Corp. 76,400 627
Nippon Telegraph & Telephone Corp. 45,364 1,050
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Television Holdings, Inc. 140,200 1,522
Nissan Motor Co., Ltd. 683,100 2,360
Nitto Denko Corp. 78,100 4,430
Nomura Holdings, Inc. 973,800 4,548
Nomura Real Estate Holdings, Inc. 20,900 350
NTT DOCOMO, Inc. 130,200 3,582
Obayashi Corp. 94,100 842
Oji Holdings Corp. 180,900 754
ORIX Corp. 71,200 766
Otsuka Holdings Co., Ltd. 28,700 1,193
Panasonic Corp. 1,262,200 10,842
Resona Holdings, Inc. 2,094,100 6,869
Sekisui Chemical Co., Ltd. 52,700 720
Sekisui House, Ltd. 66,000 1,207
Shimamura Co., Ltd. 57,600 4,009
Shimizu Corp. 71,200 513
Shin-Etsu Chemical Co., Ltd. 127,394 14,938
SMC Corp. 3,400 1,774
SoftBank Corp. 53,200 3,351
Sompo Japan Nipponkoa Holdings, Inc. 37,500 1,235
Sony Corp. 31,250 2,423
Sumitomo Chemical Co., Ltd. 183,500 532
Sumitomo Corp. 78,800 879
Sumitomo Electric Industries, Ltd. 80,100 893
Sumitomo Mitsui Financial Group, Inc. 458,200 12,250
Sumitomo Mitsui Trust Holdings, Inc. 165,200 4,266
Suzuki Motor Corp. 127,700 4,241
T&D Holdings, Inc. 955,800 7,895
Taiheiyo Cement Corp. 17,900 391
Takeda Pharmaceutical Co., Ltd. 208,200 7,407
Teijin, Ltd. 28,400 410
THK Co., Ltd. 107,800 2,515
Tohoku Electric Power Co., Inc. 72,200 681
Tokio Marine Holdings, Inc. 68,900 2,910
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 202,300 538
Tokyo Electron, Ltd. 23,900 6,529
Tokyu Fudosan Holdings Corp. 98,500 380
Toppan Printing Co., Ltd. 43,400 656
Toray Industries, Inc. 200,800 872
Tosoh Corp. 45,500 613
Toyota Industries Corp. 10,800 549
Toyota Motor Corp. 53,100 3,163
Toyota Tsusho Corp. 31,800 803
Trend Micro, Inc. 180,400 10,510
Yamada Denki Co., Ltd. 192,900 837

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
42 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Z Holdings Corp. 752,700 3,973
330,147
Jersey - 0.4%
Ferguson PLC 13,285 1,188
Glencore PLC(Æ) 883,863 2,038
Wausau Paper Corp. 616,977 4,615
7,841
Luxembourg - 1.1%
ArcelorMittal SA(Æ) 348,689 3,878
Eurofins Scientific SE(Æ) 17,108 11,163
Millicom International Cellular SA 2,695 81
RTL Group SA 56,969 1,887
Spotify Technology SA(Æ) 8,276 2,134
Tenaris SA 143,420 839
19,982
Malaysia - 0.1%
CIMB Group Holdings BHD 1,776,900 1,511
Mexico - 0.3%
Grupo Televisa SAB - ADR(Æ) 796,255 4,451
Netherlands - 4.6%
ABN AMRO Bank NV(Þ) 432,742 3,612
Adyen NV(Æ)(Þ) 3,064 5,115
Aegon NV 205,279 606
ASML Holding NV 20,566 7,265
Exor NV 10,714 606
Ferrari NV 17,114 3,068
Heineken NV 198,992 19,350
ING Groep NV 2,064,200 14,311
Koninklijke Ahold Delhaize NV 63,632 1,834
Koninklijke KPN NV 1,644,923 4,267
Mylan NV(Æ) 313,810 5,055
NN Group NV 26,866 988
PostNL NV - ADR 674,274 1,648
Randstad NV 17,252 832
Royal Dutch Shell PLC Class A 433,277 6,464
Royal Dutch Shell PLC Class B 212,730 3,011
Unilever NV 11,398 675
Yandex NV Class A(Æ)(Ñ) 64,881 3,733
82,440
New Zealand - 0.3%
a2 Milk Co., Ltd.(Æ) 221,793 3,062
Fletcher Building, Ltd.(Æ) 210,229 472
Meridian Energy, Ltd. 131,688 423
Spark New Zealand, Ltd. 560,218 1,828
5,785
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.6%
DNB ASA 58,178 894
Mowi ASA 121,446 2,200
Norsk Hydro ASA(Æ) 1,336,827 3,765
Orkla ASA 142,210 1,403
Statoil ASA Class N 109,734 1,635
9,897
Portugal - 0.1%
Energias de Portugal SA 204,768 1,037
Russia - 0.3%
Gazprom PJSC - ADR 576,634 2,810
Lukoil PJSC - ADR 14,137 968
Sberbank of Russia PJSC - ADR(Æ) 198,165 2,376
6,154
Singapore - 1.3%
CapitaLand, Ltd. 371,900 739
DBS Group Holdings, Ltd. 352,400 5,026
Genting Singapore, Ltd. 593,200 315
Oversea-Chinese Banking Corp., Ltd. 126,724 783
Singapore Technologies Engineering,
Ltd. 124,800 299
Singapore Telecommunications, Ltd. 1,397,700 2,540
United Overseas Bank, Ltd. 73,500 1,033
UOL Group, Ltd. 256,200 1,228
Wilmar International, Ltd. 3,181,700 10,781
22,744
South Africa - 0.4%
Gold Fields, Ltd. - ADR 328,545 4,301
Impala Platinum Holdings, Ltd. 206,404 1,836
MTN Group, Ltd. 359,492 1,252
7,389
South Korea - 2.2%
Hankook Tire & Technology Co., Ltd. 70,455 1,543
KB Financial Group, Inc. 142,715 4,238
KT Corp. - ADR 418,301 4,124
LG Household & Health Care, Ltd. 7,745 8,927
POSCO 50,718 8,251
Samsung Electronics Co., Ltd. 72,033 3,506
Shinhan Financial Group Co., Ltd. 304,380 7,718
38,307
Spain - 1.5%
ACS Actividades de Construccion y
Servicios SA 31,769 737
Banco Bilbao Vizcaya Argentaria SA
- ADR 329,663 1,033
Banco Santander SA - ADR 373,091 801
Bankia SA 2,303,752 2,928

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 43
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CaixaBank SA 2,184,473 4,720
Cellnex Telecom SA(Þ) 131,950 8,299
Endesa SA - ADR 80,673 2,294
Gas Natural SDG SA 39,648 736
Industria de Diseno Textil SA 88,883 2,370
Red Electrica Corp. SA 60,245 1,176
Repsol SA - ADR 90,892 710
Telefonica SA - ADR 231,613 969
26,773
Sweden - 1.8%
Assa Abloy AB Class B 130,931 2,874
Atlas Copco AB(Æ) 89,992 3,987
Bausch & Lomb, Inc.(Æ) 110,699 3,019
ICA Gruppen AB 9,256 454
Investor AB Class B 9,626 569
Kinnevik AB Class B 30,708 1,079
Sandvik AB(Æ) 298,820 5,570
Skandinaviska Enskilda Banken AB
Class A(Ñ) 123,737 1,199
Skanska AB Class B(Æ) 44,148 892
SKF AB Class B 55,061 1,019
Svenska Handelsbanken AB Class A(Æ) 141,617 1,342
Swedbank AB Class A 59,909 973
Swedish Match AB 40,109 3,073
Telefonaktiebolaget LM Ericsson Class B 339,238 3,912
Volvo AB Class B 84,663 1,465
31,427
Switzerland - 8.3%
ABB, Ltd. 167,915 4,206
Adecco SA 170,227 8,093
Alcon, Inc.(Æ) 34,376 2,077
Baloise Holding AG 9,750 1,488
Chocoladefabriken Lindt & Spruengli
AG 132 1,022
Cie Financiere Richemont SA 6,643 413
Credit Suisse Group AG 364,292 3,904
Julius Baer Group, Ltd. 127,852 5,633
Kuehne & Nagel International AG 7,456 1,284
LafargeHolcim , Ltd.(Æ) 194,848 9,227
Lonza Group AG 4,176 2,607
Nestle SA 239,816 28,411
Novartis AG 191,074 15,825
Partners Group Holding AG 8,221 7,963
Roche Holding AG 51,411 17,789
SGS SA 884 2,322
Swiss Life Holding AG 3,782 1,386
Swiss Re AG 37,687 2,977
Swisscom AG 2,226 1,185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Temenos AG 44,559 6,622
UBS Group AG 1,579,020 18,594
Zurich Insurance Group AG 13,082 4,836
147,864
Taiwan - 2.5%
Catcher Technology Co., Ltd. 666,000 4,889
Hon Hai Precision Industry Co., Ltd. 2,299,241 6,121
Innolux Corp.(Æ) 6,684,000 1,877
MediaTek , Inc. 206,000 4,941
Shin Kong Financial Holding Co., Ltd. 6,252,000 1,819
Taiwan Semiconductor Manufacturing
Co., Ltd. 523,000 7,654
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 225,029 17,753
45,054
Thailand - 0.2%
Kasikornbank PCL 1,073,200 2,814
United Kingdom - 9.8%
3i Group PLC 168,383 1,973
Admiral Group PLC 49,531 1,560
Anglo American PLC 230,930 5,699
Ashtead Group PLC 36,692 1,179
Associated British Foods PLC 12,204 283
AstraZeneca PLC 78,303 8,685
Aviva PLC 1,092,945 3,805
Babcock International Group PLC 505,968 1,917
BAE Systems PLC 151,271 975
Barclays PLC 3,379,255 4,488
Barratt Developments PLC 234,154 1,577
Berkeley Group Holdings PLC 31,499 1,846
BP PLC 1,898,786 6,883
British American Tobacco PLC 83,896 2,784
British Land Co. PLC (The)(ö) 295,516 1,424
BT Group PLC 2,592,047 3,363
Centrica PLC 2,378,800 1,526
Coca-Cola European Partners PLC 6,675 275
Compass Group PLC 536,457 7,418
Diageo PLC 126,259 4,627
Direct Line Insurance Group PLC 530,346 2,068
Experian PLC 39,981 1,409
Fiat Chrysler Automobiles NV 72,862 746
Halma PLC 47,624 1,364
HSBC Holdings PLC 1,531,639 6,965
Imperial Tobacco Group PLC 34,525 579
InterContinental Hotels Group PLC(Æ) 5,666 263
Intermediate Capital Group PLC(Æ) 120,714 2,142
J Sainsbury PLC 5,672,034 13,933

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
44 International Developed Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
John Wood Group PLC 2,479,963 6,247
Johnson Matthey PLC 33,946 1,001
Kingfisher PLC 1,869,651 5,952
Land Securities Group PLC(ö) 197,092 1,495
Legal & General Group PLC 469,694 1,329
Lloyds Banking Group PLC 4,128,973 1,432
London Stock Exchange Group PLC 26,966 3,008
M&G PLC 328,369 695
Marks & Spencer Group PLC 891,124 1,114
National Grid PLC 74,641 883
Natwest Group PLC 2,226,583 3,112
Persimmon PLC Class A 55,745 1,765
Prudential PLC 40,392 590
Reckitt Benckiser Group PLC 4,406 446
RELX PLC 16,183 344
RSA Insurance Group PLC 395,215 2,235
Scottish & Southern Energy PLC 58,371 999
Segro PLC(ö) 154,011 1,962
Smith & Nephew PLC 186,377 3,721
Smiths Group PLC 20,157 360
St. James's Place PLC 99,274 1,232
Standard Chartered PLC 2,028,508 10,311
Standard Life Aberdeen PLC(Æ) 725,269 2,396
Taylor Wimpey PLC 744,382 1,161
TechnipFMC PLC 646,931 5,195
Tesco PLC 1,668,955 4,759
Travis Perkins PLC 642,686 9,387
Unilever PLC 15,879 954
Vodafone Group PLC 4,693,025 7,128
Wm Morrison Supermarkets PLC 447,645 1,098
174,067
United States - 0.2%
Ovintiv , Inc.(Ñ) 171,965 1,664
VEON, Ltd.(Æ) 766,790 1,296
2,960
Total Common Stocks
(cost $1,884,042) 1,659,016
Preferred Stocks - 1.6%
Germany - 0.8%
Porsche Automobil Holding SE (Æ)
0.000% 34,287 1,949
Volkswagen AG (Æ)
0.000% 84,136 12,451
14,400
South Korea - 0.8%
Samsung Electronics Co., Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.938% (Ÿ) 355,668 14,816
Total Preferred Stocks
(cost $30,586) 29,216
Warrants and Rights - 0.0%
Spain - 0.0%
Cellnex Telecom SA (Æ)
 2020 Rights 131,950 552
Total Warrants and Rights
(cost $—) 552
Short-Term Investments - 1.7%
United States - 1.7%
U.S. Cash Management Fund(@) 30,279,119 (∞) 30,276
Total Short-Term Investments
(cost $30,276) 30,276
Other Securities - 0.6%
U.S. Cash Collateral Fund(x)(@)
10,561,567
(∞) 10,562
Total Other Securities
(cost $10,562) 10,562
Total Investments - 97.5%
(identified cost $1,955,466) 1,729,622
Other Assets and Liabilities, Net
- 2.5%
43,882
Net Assets - 100.0%
1,773,504

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 45
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.5%
ABN AMRO Bank NV 05/24/17 EUR 432,742 16 .36 7,081
3,612
Adyen NV 07/25/19 EUR 3,064 753 .63 2,309
5,115
Amundi SA 02/28/19 EUR 117,553 66 .03 7,763
8,938
Cellnex Telecom SA 08/07/17 EUR 131,950 24 .26 3,201
8,299
Covestro AG 06/26/19 EUR 284,905 36 .13 10,293
11,071
Poste Italiane SpA 04/25/18 EUR 68,029 9 .20 626
625
WH Group, Ltd. 06/26/19 HKD 686,000 1 .02 697
611
Worldline SA 02/14/20 EUR 32,257 74 .06 2,389
2,783
Zalando SE 12/12/19 EUR 56,888 50 .71 2,885
4,114
45,168
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Euro STOXX 50 Index Futures 1,184 EUR 37,687 09/20
399
FTSE 100 Index Futures 705 GBP 41,500 09/20
(2,029)
MSCI EAFE Index Futures 687 USD 62,297 09/20
829
S&P/TSX 60 Index Futures 432 CAD 83,411 09/20
3,734
SPI 200 Index Futures 376 AUD 55,253 09/20
299
TOPIX Index Futures 404 JPY 6,045,859 09/20
(3,995)
Short Positions
Hang Seng Index Futures 208 HKD 255,393 08/20
173
MSCI Emerging Markets Index Futures 3,344 USD 178,787 09/20
(16,267)
S&P 500 E-Mini Index Futures 414 USD 67,554 09/20
(5,037)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(21,894)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 7,033 AUD 10,200 09/16/20 255
Bank of America USD 13,948 CAD 18,900 09/16/20 164
Bank of America USD 16,230 EUR 14,400 09/16/20 748
Bank of America USD 14,533 GBP 11,670 09/16/20 747
Bank of America USD 7,213 JPY 770,000 09/16/20 65
Bank of America EUR 19 USD 23 08/04/20 —
Bank of New York USD 10,841 AUD 15,484 09/16/20 223
Bank of New York USD 10,286 CAD 13,765 09/16/20 (9)
Bank of New York USD 8,066 GBP 6,320 09/16/20 209
Bank of New York USD 14,187 JPY 1,518,875 09/16/20 169
Bank of New York EUR 3,606 USD 4,103 09/16/20 (149)
Bank of New York NOK 40,594 USD 4,346 09/16/20 (114)
Citigroup USD 10,850 AUD 15,484 09/16/20 214
Citigroup USD 10,258 CAD 13,765 09/16/20 19
Citigroup USD 8,064 GBP 6,320 09/16/20 211
Citigroup USD 14,187 JPY 1,518,875 09/16/20 169

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
46 International Developed Markets Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup EUR 3,606 USD 4,109 09/16/20 (143)
Citigroup NOK 40,594 USD 4,348 09/16/20 (113)
JPMorgan Chase USD 10,841 AUD 15,484 09/16/20 223
JPMorgan Chase USD 10,263 CAD 13,765 09/16/20 14
JPMorgan Chase USD 8,066 GBP 6,320 09/16/20 210
JPMorgan Chase USD 14,179 JPY 1,518,875 09/16/20 176
JPMorgan Chase EUR 3,606 USD 4,108 09/16/20 (144)
JPMorgan Chase NOK 40,594 USD 4,356 09/16/20 (104)
Royal Bank of Canada USD 10,861 AUD 15,484 09/16/20 203
Royal Bank of Canada USD 10,278 CAD 13,765 09/16/20 —
Royal Bank of Canada USD 8,087 GBP 6,320 09/16/20 188
Royal Bank of Canada USD 14,180 JPY 1,518,875 09/16/20 176
Royal Bank of Canada USD 18,433 NOK 171,200 09/16/20 380
Royal Bank of Canada EUR 3,606 USD 4,112 09/16/20 (140)
Royal Bank of Canada GBP 14,700 USD 18,564 09/16/20 (683)
Royal Bank of Canada NOK 40,594 USD 4,376 09/16/20 (85)
Standard Chartered USD 10,845 AUD 15,484 09/16/20 219
Standard Chartered USD 10,283 CAD 13,765 09/16/20 (6)
Standard Chartered USD 8,065 GBP 6,320 09/16/20 211
Standard Chartered USD 14,185 JPY 1,518,875 09/16/20 171
Standard Chartered EUR 3,606 USD 4,104 09/16/20 (148)
Standard Chartered NOK 40,594 USD 4,351 09/16/20 (110)
State Street USD 7,686 SEK 70,740 09/16/20 374
State Street CHF 11,340 USD 12,028 09/16/20 (386)
State Street DKK 76,550 USD 11,683 09/16/20 (437)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
2,967
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 1,242 $ — $ —
$ —
$ 1,242
Australia — 29,379 —
—
29,379
Austria — 3,227 —
—
3,227
Belgium — 7,571 —
—
7,571
Canada 76,747 — —
—
76,747
Cayman Islands 2,066 21,804 —
—
23,870
China 25,467 33,211 —
—
58,678
Denmark — 43,223 —
—
43,223
Finland — 25,045 —
—
25,045
France — 164,344 —
—
164,344
Germany — 82,764 —
—
82,764
Hong Kong — 44,771 —
—
44,771
India — 18,208 —
—
18,208
Indonesia — 1,233 —
—
1,233
Ireland 25,022 40,672 —
—
65,694
Israel — 4,894 —
—
4,894

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
International Developed Markets Fund 47
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Italy — 39,482 —
—
39,482
Japan — 330,147 —
—
330,147
Jersey — 7,841 —
—
7,841
Luxembourg 2,134 17,848 —
—
19,982
Malaysia — 1,511 —
—
1,511
Mexico 4,451 — —
—
4,451
Netherlands 8,788 73,652 —
—
82,440
New Zealand — 5,785 —
—
5,785
Norway — 9,897 —
—
9,897
Portugal — 1,037 —
—
1,037
Russia — 6,154 —
—
6,154
Singapore — 22,744 —
—
22,744
South Africa 4,301 3,088 —
—
7,389
South Korea 4,124 34,183 —
—
38,307
Spain — 26,773 —
—
26,773
Sweden — 31,427 —
—
31,427
Switzerland — 147,864 —
—
147,864
Taiwan 17,753 27,301 —
—
45,054
Thailand — 2,814 —
—
2,814
United Kingdom 5,470 168,597 —
—
174,067
United States 2,960 — —
—
2,960
Preferred Stocks — 29,216 — — 29,216
Warrants and Rights 552 — — — 552
Short-Term Investments — — — 30,276 30,276
Other Securities — — — 10,562 10,562
Total Investments 181,077 1,507,707 — 40,838 1,729,622
Other Financial Instruments
Assets
Futures Contracts 5,434 — —
—
5,434
Foreign Currency Exchange Contracts — 5,738 —
—
5,738
Liabilities
Futures Contracts (27,328) — —
—
(27,328)
Foreign Currency Exchange Contracts — (2,771) —
—
(2,771)
Total Other Financial Instruments
*
$ (21,894) $ 2,967 $ — $ — $ (18,927)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
International Developed Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
48 International Developed Markets Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
215,821
Consumer Staples ...................................................................
84,315
Energy ....................................................................................
82,253
Financial Services ...................................................................
404,100
Health Care .............................................................................
121,169
Materials and Processing ........................................................
219,848
Producer Durables ..................................................................
233,053
Technology ..............................................................................
207,385
Utilities ...................................................................................
91,072
Preferred Stocks
Consumer Discretionary ..........................................................
14,400
Technology ..............................................................................
14,816
Warrants and Rights ....................................................................
552
Short-Term Investments ................................................................
30,276
Other Securities ...........................................................................
10,562
Total Investments .................................................................... 1,729,622

Russell Investment Company
Global Equity Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 49
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.3%
Argentina - 0.1%
YPF SA - ADR(Æ)(Ñ) 68,293 425
Australia - 0.6%
AGL Energy, Ltd. 14,831 176
ASX, Ltd. - ADR 4,881 288
BHP Group PLC 8,510 186
Brambles, Ltd. 43,478 336
CIMIC Group, Ltd. 7,327 112
Commonwealth Bank of Australia - ADR 10,766 546
Dexus Property Group(Æ)(ö) 25,481 155
Goodman Group(ö) 70,208 849
Rio Tinto PLC 6,063 370
South32, Ltd. Class B 84,905 125
Wesfarmers, Ltd.(Æ) 12,473 415
3,558
Austria - 0.1%
Erste Group Bank AG 35,550 788
Voestalpine AG 5,052 112
900
Belgium - 0.2%
Ageas SA 36,384 1,362
Proximus 6,284 130
1,492
Canada - 3.2%
Alimentation Couche-Tard, Inc. Class B 6,467 225
ARC Resources, Ltd.(Ñ) 76,004 323
Bank of Montreal 2,723 149
Bank of Nova Scotia (The) 7,610 313
Barrick Gold Corp. 107,369 3,102
Brookfield Asset Management, Inc.
Class A 5,932 192
CAE, Inc. 102,677 1,532
Cameco Corp. Class A 42,665 433
Canadian Imperial Bank of Commerce 1,956 135
Canadian National Railway Co. 26,915 2,628
Canadian Tire Corp., Ltd. Class A 1,612 149
Dollarama , Inc. 27,557 1,008
Empire Co., Ltd. Class A 4,052 104
Enbridge, Inc. 9,223 295
First Capital Real Estate Investment
Trust(Æ)(ö) 16,349 166
Great-West Lifeco , Inc. 8,866 157
iA Financial Corp., Inc. 4,046 142
Intact Financial Corp. 13,862 1,513
Kinross Gold Corp.(Æ) 153,828 1,441
Magna International, Inc. Class A 2,911 135
Manulife Financial Corp. 8,218 110
Nutrien , Ltd. 4,199 137
Pembina Pipeline Corp. 9,201 224
RioCan Real Estate Investment Trust(ö) 14,431 161
Rogers Communications, Inc. Class B 4,042 165
Royal Bank of Canada - GDR 5,318 367
Shopify, Inc. Class A(Æ) 335 343
SmartCentres Real Estate Investment
Trust(ö) 10,575 160
Sun Life Financial, Inc. 13,663 533
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Suncor Energy, Inc. 122,731 1,931
Thomson Reuters Corp.(Æ) 5,134 358
Toronto-Dominion Bank (The) 18,929 838
Tourmaline Oil Corp. 39,188 398
19,867
China - 3.7%
Alibaba Group Holding, Ltd. - ADR(Æ) 38,842 9,751
Anta Sports Products, Ltd. 92,000 874
China Construction Bank Corp. Class H 1,787,074 1,304
China Hongxing Sports, Ltd.(Æ)(Š) 6,320,000 —
China Mobile, Ltd. 272,000 1,854
China Telecom Corp., Ltd. Class H 4,972,000 1,483
China Unicom Hong Kong, Ltd. 3,150,000 1,758
Dongfeng Motor Group Co., Ltd. Class H 2,390,000 1,713
Industrial & Commercial Bank of China,
Ltd. Class H 786,000 465
Meituan-Dianping Class B(Æ) 87,600 2,172
Tencent Holdings, Ltd. 29,289 2,005
23,379
Colombia - 0.0%
Millicom International Cellular SA 1,340 40
Denmark - 0.7%
AP Moller - Maersk A/S Class B 1,901 2,450
Drilling Co. of 1972 A/S (The)(Æ) 2,432 57
H Lundbeck A/S 5,069 185
Novo Nordisk A/S Class B 26,436 1,744
4,436
Finland - 0.7%
Elisa OYJ Class A 4,060 241
Fortum OYJ 6,939 141
Neste OYJ 7,477 344
Nokia OYJ(Æ) 527,934 2,540
Nokian Renkaat OYJ 5,161 125
Orion OYJ Class B 2,479 108
Sampo OYJ Class A 8,018 291
Stora Enso OYJ Class R 9,793 123
UPM- Kymmene OYJ 10,907 292
4,205
France - 4.5%
Atos SE(Æ) 1,589 136
AXA SA 83,780 1,677
BNP Paribas SA(Æ) 119,361 4,844
Bollore SA 49,307 165
Carrefour SA 15,764 251
Cie de Saint-Gobain(Æ) 100,784 3,725
Cie Generale des Etablissements
Michelin SCA Class B 1,178 123
Dassault Aviation SA(Æ) 632 527
Dassault Systemes SE 1,015 185
Engie SA(Æ) 190,564 2,545
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,996 1,736
Orange SA - ADR 19,114 224
Renault SA(Æ) 40,633 970
Rexel SA Class H(Æ) 160,485 1,897
Schneider Electric SE 15,064 1,755

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
50 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
SCOR SE - ADR 22,722 586
Societe Generale SA(Æ) 81,349 1,250
Suez Environnement Co. 16,888 223
Total SA 109,127 4,052
Vinci SA 1,814 156
Worldline SA(Æ)(Þ) 16,103 1,389
28,416
Germany - 2.1%
adidas AG(Æ) 8,649 2,393
Allianz SE 807 168
BASF SE 5,335 295
Bayer AG 4,372 291
BMW US Capital LLC 21,369 1,383
Brenntag AG 21,535 1,326
Daimler AG 102,254 4,531
Evonik Industries AG 4,174 113
Fresenius SE & Co. KGaA 2,638 132
Hannover Rueck SE 1,754 297
HeidelbergCement AG 2,217 124
Metro AG(Æ) 97,370 350
Metro AG 32,859 301
Muenchener Rueckversicherungs-
Gesellschaft AG 2,265 602
Salzgitter AG(Æ) 15,356 211
Siemens AG 2,494 320
Uniper SE 4,807 167
13,004
Hong Kong - 1.0%
AIA Group, Ltd. 372,400 3,337
China Overseas Land & Investment, Ltd. 190,900 582
CK Asset Holdings, Ltd. 216,000 1,191
CLP Holdings, Ltd. 36,500 346
Hang Seng Bank, Ltd. 7,000 110
Henderson Land Development Co., Ltd. 25,000 93
Jardine Matheson Holdings, Ltd. 2,800 114
Link Real Estate Investment Trust(ö) 20,798 160
MTR Corp., Ltd. 24,121 120
New World Development Co, Ltd. 23,000 112
Power Assets Holdings, Ltd. 32,000 178
Sun Hung Kai Properties, Ltd. 10,000 122
Wharf Holdings, Ltd. (The) 29,000 49
Wharf Real Estate Investment Co., Ltd. 29,000 102
6,616
India - 0.5%
HDFC Bank, Ltd. - ADR(Æ) 70,330 3,288
Indonesia - 0.1%
Bank Mandiri Persero Tbk PT 1,238,500 489
Ireland - 2.5%
Accenture PLC Class A 13,676 3,074
AIB Group PLC 482,924 605
Allegion PLC 24,257 2,413
Bank of Ireland Group PLC(Æ) 341,848 710
CRH PLC 8,766 317
Eaton Corp. PLC 3,158 294
Jazz Pharmaceuticals PLC(Æ) 965 104
Johnson Controls International PLC(Æ) 7,410 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kerry Group PLC Class A 20,925 2,771
Medtronic PLC 38,471 3,712
Trane Technologies PLC 14,579 1,631
15,916
Israel - 0.0%
Bank Leumi Le-Israel BM 21,481 108
Italy - 1.2%
Assicurazioni Generali SpA 80,936 1,214
BPER Banca(Æ)(Ñ) 133,966 339
ENI SpA - ADR 261,469 2,339
FinecoBank Banca Fineco SpA (Æ) 8,302 121
Nexi SpA (Æ)(Þ) 64,137 1,153
Saipem SpA 285,563 607
UniCredit SpA (Æ) 202,190 1,857
7,630
Japan - 9.1%
Benesse Holdings, Inc. 6,400 167
Bridgestone Corp. 11,800 348
Canon, Inc. 46,100 737
Central Japan Railway Co. 900 109
Chiyoda Corp.(Æ) 78,100 187
Chubu Electric Power Co., Inc. 11,000 131
Citizen Watch Co., Ltd. 152,800 418
Dai-ichi Life Holdings, Inc. 100,400 1,181
Daito Trust Construction Co., Ltd. 1,100 87
Daiwa House Industry Co., Ltd. 5,000 111
DeNA Co., Ltd. 60,300 682
Eisai Co., Ltd. 11,700 945
ENEOS Holdings, Inc. 30,650 107
Fuji Heavy Industries, Ltd. 12,800 244
Fuji Media Holdings, Inc. 18,100 160
FUJIFILM Holdings Corp. 5,000 223
Fujitsu, Ltd. 7,200 966
Gree , Inc. 136,100 562
Hino Motors, Ltd. 176,700 1,027
Hitachi, Ltd. 6,600 196
Honda Motor Co., Ltd. 153,677 3,733
Iida Group Holdings Co., Ltd. 15,700 242
Inpex Corp. 238,700 1,366
Isuzu Motors, Ltd. 111,200 915
ITOCHU Corp. 7,400 162
Japan Exchange Group, Inc. 9,100 216
Japan Post Holdings Co., Ltd. 16,600 113
JGC Holdings Corp. 124,400 1,267
JSR Corp. 52,500 1,130
Kajima Corp. 9,400 103
Kansai Electric Power Co., Inc. (The) 10,700 102
KDDI Corp. 19,500 600
Keyence Corp. 4,500 1,891
Komatsu, Ltd. 6,400 126
Marubeni Corp. 21,000 97
Medipal Holdings Corp. 6,600 122
Mitsubishi Chemical Holdings Corp. 20,800 112
Mitsubishi Corp. 7,400 149
Mitsubishi Estate Co., Ltd. 85,200 1,232
Mitsubishi Heavy Industries, Ltd. 29,300 684
Mitsubishi Motors Corp. 217,100 428
Mitsubishi UFJ Financial Group, Inc. 722,200 2,709

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 51
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mitsui & Co., Ltd. 12,400 186
Nexon Co., Ltd. 15,280 394
Nikon Corp. 109,600 768
Nintendo Co., Ltd. 1,000 439
Nippon Shinyaku Co., Ltd. 7,700 594
Nippon Telegraph & Telephone Corp. 6,100 141
Nippon Television Holdings, Inc. 55,500 603
Nissan Motor Co., Ltd. 269,400 931
Nitto Denko Corp. 24,800 1,407
Nomura Holdings, Inc. 259,000 1,210
NTT DOCOMO, Inc. 17,400 479
Obayashi Corp. 11,700 105
ORIX Corp. 9,400 101
Resona Holdings, Inc. 473,000 1,552
Sekisui Chemical Co., Ltd. 7,600 104
Sekisui House, Ltd. 7,300 134
Shimamura Co., Ltd. 24,800 1,726
Shimizu Corp. 12,500 90
Shin-Etsu Chemical Co., Ltd. 22,600 2,650
Sumitomo Corp. 10,400 116
Sumitomo Electric Industries, Ltd. 10,300 115
Sumitomo Metal Mining Co., Ltd. 32,000 957
Sumitomo Mitsui Financial Group, Inc. 161,100 4,306
Sumitomo Mitsui Trust Holdings, Inc. 58,000 1,498
Sushiro Global Holdings, Ltd. 33,200 704
T&D Holdings, Inc. 274,900 2,271
Taisei Corp. 3,400 117
Takeda Pharmaceutical Co., Ltd. 83,000 2,952
Teijin, Ltd. 10,200 147
THK Co., Ltd. 39,100 912
Tohoku Electric Power Co., Inc. 9,700 92
Tokio Marine Holdings, Inc. 8,900 376
Tokyo Electron, Ltd. 3,200 874
Toppan Printing Co., Ltd. 6,300 95
Toyota Industries Corp. 2,300 117
Toyota Motor Corp. 5,200 310
United Urban Investment Corp.(ö) 102 100
Z Holdings Corp. 272,400 1,438
57,198
Jersey - 0.0%
Ferguson PLC 3,210 287
Luxembourg - 0.5%
Eurofins Scientific SE(Æ) 3,673 2,397
RTL Group SA 18,974 628
Tenaris SA 21,830 128
3,153
Malaysia - 0.1%
CIMB Group Holdings BHD 641,900 546
Netherlands - 2.0%
ABN AMRO Bank NV(Þ) 165,799 1,384
Heineken NV 59,888 5,824
ING Groep NV 623,243 4,321
Koninklijke Ahold Delhaize NV 5,879 169
Mylan NV(Æ) 8,561 138
PostNL NV - ADR 311,927 762
12,598
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.4%
DNB ASA 8,434 130
Mowi ASA 11,563 209
Norsk Hydro ASA(Æ) 546,870 1,541
Statoil ASA Class N 43,033 641
2,521
Russia - 0.4%
Gazprom PJSC - ADR 234,855 1,145
Lukoil PJSC - ADR 6,394 438
Sberbank of Russia PJSC - ADR(Æ) 72,072 864
2,447
Singapore - 0.4%
DBS Group Holdings, Ltd. 32,700 466
Singapore Telecommunications, Ltd. 180,600 328
United Overseas Bank, Ltd. 72,501 1,019
Venture Corp., Ltd. 18,800 244
Wilmar International, Ltd. 86,400 293
2,350
South Africa - 0.7%
Anglo American PLC 70,217 1,733
Gold Fields, Ltd. - ADR 112,092 1,467
Impala Platinum Holdings, Ltd. 58,820 523
MTN Group, Ltd. 132,267 461
4,184
South Korea - 2.4%
Hankook Tire & Technology Co., Ltd. 36,145 792
KB Financial Group, Inc. 58,680 1,743
KT Corp. - ADR 170,812 1,684
Samsung Electronics Co., Ltd. 148,632 7,234
Shinhan Financial Group Co., Ltd. 87,596 2,221
SK Hynix, Inc. 17,396 1,211
14,885
Spain - 0.5%
Banco de Sabadell SA - ADR 1,039,293 357
CaixaBank SA 823,635 1,779
Cellnex Telecom SA(Þ) 14,115 888
Gas Natural SDG SA 11,022 205
Telefonica SA - ADR 26,804 112
3,341
Sweden - 0.3%
Bausch & Lomb, Inc.(Æ) 6,307 172
Kinnevik AB Class B 5,364 188
SKF AB Class B 7,300 135
Swedish Match AB 18,347 1,407
Telia Co. AB 35,234 137
Volvo AB Class B 10,649 184
2,223
Switzerland - 4.4%
Adecco SA 54,894 2,610
Chubb, Ltd. 5,465 695
EMS- Chemie Holding AG 171 148
Garmin, Ltd. 2,390 236
Geberit AG 671 371
Julius Baer Group, Ltd. 21,763 959
LafargeHolcim , Ltd.(Æ) 69,882 3,309

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
52 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nestle SA 69,308 8,210
Novartis AG 7,474 619
Partners Group Holding AG 341 330
Roche Holding AG 13,708 4,743
SGS SA 135 355
Swatch Group AG (The) Class B 692 145
Swiss Life Holding AG 313 115
Swiss Re AG 3,161 250
Swisscom AG 430 229
UBS Group AG 300,040 3,533
Zurich Insurance Group AG 2,198 813
27,670
Taiwan - 3.3%
Accton Technology Corp. 91,000 709
Innolux Corp.(Æ) 2,991,000 840
MediaTek , Inc. 86,000 2,063
Realtek Semiconductor Corp. 75,000 950
Shin Kong Financial Holding Co., Ltd. 2,137,000 622
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 194,313 15,330
20,514
Thailand - 0.4%
Kasikornbank PCL 642,900 1,686
Siam Commercial Bank PCL (The) 378,200 811
2,497
United Kingdom - 5.0%
3i Group PLC 21,191 248
AstraZeneca PLC - ADR 15,261 851
Aviva PLC 27,137 94
Babcock International Group PLC 245,638 931
Barclays PLC 770,992 1,024
Berkeley Group Holdings PLC 2,158 126
BP PLC 736,267 2,669
British American Tobacco PLC 10,197 338
British Land Co. PLC (The)(ö) 131,448 633
BT Group PLC 902,417 1,171
Centrica PLC 1,059,643 680
Compass Group PLC 123,094 1,702
HSBC Holdings PLC 55,372 252
Imperial Tobacco Group PLC 5,289 89
J Sainsbury PLC 765,567 1,881
Johnson Matthey PLC 4,181 123
Kingfisher PLC 691,787 2,202
Land Securities Group PLC(ö) 88,245 670
Liberty Global PLC Class C(Æ) 6,603 150
Linde PLC 17,271 4,228
LyondellBasell Industries NV Class A 2,273 142
Marks & Spencer Group PLC 402,715 503
Persimmon PLC Class A 8,668 274
Reckitt Benckiser Group PLC 4,685 474
Royal Bank of Scotland Group PLC 456,944 639
Royal Dutch Shell PLC Class B 230,403 3,262
RSA Insurance Group PLC 27,699 157
Schroders PLC 3,798 148
Segro PLC(ö) 83,427 1,063
Sensata Technologies Holding PLC(Æ) 2,774 105
Smith & Nephew PLC 37,767 754
St. James's Place PLC 11,538 143
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Standard Chartered PLC 355,841 1,809
Taylor Wimpey PLC 108,283 169
Wausau Paper Corp. 225,642 1,688
Wm Morrison Supermarkets PLC 44,085 108
31,500
United States - 39.7%
3M Co. 2,959 445
Advanced Micro Devices, Inc.(Æ) 13,886 1,075
Aflac, Inc. 16,602 591
Air Products & Chemicals, Inc. 1,439 412
Alexandria Real Estate Equities, Inc.(ö) 6,141 1,090
Alexion Pharmaceuticals, Inc.(Æ) 1,358 139
Align Technology, Inc.(Æ) 3,315 974
Alliant Energy Corp. 5,850 315
Allstate Corp. (The) 1,796 170
Alphabet, Inc. Class A(Æ) 520 774
Alphabet, Inc. Class C(Æ) 6,627 9,828
Amazon.com, Inc.(Æ) 1,869 5,915
Amcor PLC 15,036 155
Ameren Corp. 6,250 502
American Financial Group, Inc. 2,316 141
Amgen, Inc. 762 186
Ansys , Inc.(Æ) 11,491 3,569
Anthem, Inc.(Æ) 14,334 3,925
Apple, Inc. 50,785 21,585
Archer-Daniels-Midland Co. 4,650 199
Ares Management Corp. Class A 20,942 836
Arrow Electronics, Inc.(Æ) 1,679 120
Arthur J Gallagher & Co. 3,139 337
AT&T, Inc. 14,248 421
Automatic Data Processing, Inc. 2,163 287
AvalonBay Communities, Inc.(ö) 1,161 178
Bank of America Corp. 15,689 390
Bank of New York Mellon Corp. (The) 6,274 225
Becton Dickinson and Co. 13,944 3,923
Berkshire Hathaway, Inc. Class B(Æ) 2,471 484
Best Buy Co., Inc. 6,816 679
Bio-Rad Laboratories, Inc. Class A(Æ) 5,950 3,123
BlackRock, Inc. Class A 1,277 734
Blackstone Group, Inc. (The) Class A 9,391 500
Boeing Co. (The) 1,149 182
Boston Beer Co., Inc. Class A(Æ)(Ñ) 1,888 1,530
Bunge, Ltd. 4,010 174
Burlington Stores, Inc.(Æ) 5,747 1,080
Caterpillar, Inc. 18,767 2,494
CBRE Group, Inc. Class A(Æ) 2,587 113
Celanese Corp. Class A 2,513 244
Centene Corp.(Æ) 1,672 109
CF Industries Holdings, Inc. 3,423 107
CH Robinson Worldwide, Inc.(Ñ) 2,461 231
Charles Schwab Corp. (The) 92,208 3,057
Chegg , Inc.(Æ) 24,106 1,952
Chevron Corp. 8,535 716
Churchill Capital Corp. III Class A(Æ) 66,923 693
Cigna Corp. 17,979 3,105
Cincinnati Financial Corp. 3,533 275
Cisco Systems, Inc. 20,683 974
Citigroup, Inc. 65,279 3,265
CK Hutchison Holdings, Ltd. Class B 16,500 108

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 53
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Clorox Co. (The) 942 223
CME Group, Inc. Class A 20,907 3,474
Coca-Cola Co. (The) 3,962 187
Cognizant Technology Solutions Corp.
Class A 3,747 256
Colgate-Palmolive Co. 8,026 620
Comcast Corp. Class A 10,708 458
ConAgra Foods, Inc. 4,083 153
Consolidated Edison, Inc. 3,524 271
Constellation Brands, Inc. Class A 8,511 1,517
Copart , Inc.(Æ) 16,773 1,564
Crown Castle International Corp.(ö) 2,014 336
Cummins, Inc. 3,837 742
CVS Health Corp. 4,451 280
Danaher Corp. 26,730 5,448
Darden Restaurants, Inc. 3,334 253
Discovery, Inc. Class A(Æ)(Ñ) 8,839 187
Dominion Energy, Inc. 1,561 126
DR Horton, Inc. 55,827 3,694
DTE Energy Co. 1,901 220
Duke Energy Corp. 3,176 269
Eastman Chemical Co. 1,604 120
Ecolab, Inc. 8,048 1,506
Edison International 4,772 266
Eli Lilly & Co. 2,366 356
Emerson Electric Co. 2,595 161
Everest Re Group, Ltd. 1,169 256
Eversource Energy(Æ) 5,325 480
Exelon Corp. 7,119 275
Exxon Mobil Corp. 21,280 895
Facebook, Inc. Class A(Æ) 39,249 9,956
Federal Realty Investment Trust(ö) 1,326 101
FedEx Corp. 642 108
Fidelity National Financial, Inc. 6,033 195
Fidelity National Information Services,
Inc. 30,866 4,516
Fifth Third Bancorp 48,293 959
Five Below, Inc.(Æ) 10,072 1,097
FleetCor Technologies, Inc.(Æ) 6,233 1,612
Ford Motor Co. 29,610 196
Fortive Corp. 15,410 1,082
Fox Corp. Class A 3,333 86
Franklin Resources, Inc.(Ñ) 6,412 135
General Dynamics Corp. 1,992 292
General Motors Co. 5,553 138
Genuine Parts Co. 1,866 168
Global Payments, Inc. 6,493 1,156
Globe Life, Inc.(Æ) 1,662 132
GoDaddy , Inc. Class A(Æ) 9,388 660
Goldman Sachs Group, Inc. (The) 1,370 271
Guidewire Software, Inc.(Æ) 8,733 1,028
Halliburton Co. 81,073 1,162
Hartford Financial Services Group, Inc. 6,550 277
HCA Healthcare, Inc. 18,902 2,394
HD Supply Holdings, Inc.(Æ) 3,026 106
Henry Schein, Inc.(Æ) 2,743 189
Hershey Co. (The) 2,368 344
Hewlett Packard Enterprise Co. Class H 24,338 240
Home Depot, Inc. (The) 4,188 1,112
Honeywell International, Inc. 2,139 320
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Host Hotels & Resorts, Inc.(ö) 12,983 140
HP, Inc.(Æ) 20,940 368
Huntington Ingalls Industries, Inc. 942 164
Illinois Tool Works, Inc. 888 164
Ingersoll Rand, Inc.(Æ) 43,915 1,387
Ingredion, Inc. 1,683 146
Insulet Corp.(Æ) 5,804 1,180
Intel Corp. 21,580 1,030
International Business Machines Corp. 2,421 298
International Paper Co. 3,527 123
Interpublic Group of Cos., Inc. (The) 11,003 199
Intuit, Inc. 7,601 2,329
JM Smucker Co. (The) 1,380 151
Johnson & Johnson 8,451 1,232
JPMorgan Chase & Co. 15,873 1,534
Juniper Networks, Inc. 4,433 113
Kinder Morgan, Inc. 15,258 215
Kraft Heinz Foods Co. 5,166 178
Kroger Co. (The) 6,938 241
Lam Research Corp. 567 214
Lear Corp. 919 101
Leidos Holdings, Inc. 9,178 873
Lennar Corp. Class A 54,836 3,967
Lennar Corp. Class B 310 17
Liberty SiriusXM Group Class C(Æ) 5,748 201
Loews Corp. 2,753 100
M&T Bank Corp. 1,626 172
Marvell Technology Group, Ltd. 33,216 1,211
MasterCard, Inc. Class A 16,133 4,978
Match Group, Inc.(Æ) 26,928 2,766
Maxim Integrated Products, Inc. 5,721 390
McDonald's Corp. 583 113
Merck & Co., Inc. 6,437 517
MetLife, Inc. 5,954 225
Micron Technology, Inc.(Æ) 81,660 4,087
Microsoft Corp. 60,152 12,331
Molson Coors Beverage Co. Class B 5,019 188
Mondelez International, Inc. Class A 8,959 497
Morgan Stanley 6,813 333
Netflix, Inc.(Æ) 1,882 920
NextEra Energy, Inc. 2,784 781
Northern Trust Corp. 1,515 119
Nucor Corp. 5,167 217
OGE Energy Corp. 6,285 207
Omnicom Group, Inc. 7,325 394
Ovintiv , Inc.(Ñ) 45,055 436
PACCAR, Inc. 2,832 241
PayPal Holdings, Inc.(Æ) 7,713 1,512
Peloton Interactive, Inc. Class A(Æ) 6,418 438
PepsiCo, Inc. 21,189 2,917
Pfizer, Inc. 142,592 5,487
Philip Morris International, Inc. 4,319 332
Phillips 66 1,208 75
Pinnacle West Capital Corp. 2,653 220
PNC Financial Services Group, Inc.
(The) 2,504 267
Polaris, Inc. 10,433 1,081
PPL Corp. 6,101 162
Procter & Gamble Co. (The) 8,419 1,104
Progressive Corp. (The) 5,180 468

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
54 Global Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prologis, Inc.(ö) 1,692 178
Public Service Enterprise Group, Inc. 14,917 834
Public Storage(ö) 457 91
PulteGroup, Inc. 4,042 176
Quest Diagnostics, Inc. 2,005 255
Raymond James Financial, Inc. 1,304 91
Raytheon Technologies Corp.(Æ) 10,187 577
RenaissanceRe Holdings, Ltd. 5,209 940
Robert Half International, Inc. 2,427 123
Rockwell Automation, Inc. 1,401 306
S&P Global, Inc. 11,917 4,174
Salesforce.com, Inc.(Æ) 8,931 1,740
Skyworks Solutions, Inc. 1,338 195
Snap, Inc. Class A(Æ) 30,242 678
Snap-on, Inc. 953 139
Splunk , Inc.(Æ) 5,851 1,228
Square, Inc. Class A(Æ) 19,352 2,513
State Street Corp. 2,898 185
Symantec Corporation(Æ) 5,803 124
Synchrony Financial 14,454 320
Sysco Corp. 6,342 335
T Rowe Price Group, Inc. 4,758 657
Tandem Diabetes Care, Inc.(Æ) 14,882 1,555
Texas Instruments, Inc. 5,913 754
Textron, Inc. 3,040 106
Thermo Fisher Scientific, Inc. 2,218 918
Tiffany & Co. 2,384 299
TJX Cos., Inc. 29,341 1,525
Travelers Cos., Inc. (The) 5,341 611
Truist Financial Corp. 7,914 296
Tyson Foods, Inc. Class A 4,718 290
UGI Corp. 7,944 265
Union Pacific Corp. 3,693 640
UnitedHealth Group, Inc. 18,579 5,625
Universal Health Services, Inc. Class B 1,025 113
US Bancorp 5,742 212
Vail Resorts, Inc. 719 138
VEON, Ltd.(Æ) 342,561 579
Verizon Communications, Inc. 73,504 4,225
VF Corp. 5,332 322
Visa, Inc. Class A 964 184
Vistra Energy Corp. 6,329 118
Walgreens Boots Alliance, Inc. 4,534 185
Walmart, Inc. 3,017 390
Walt Disney Co. (The) 26,323 3,078
Waste Management, Inc. 3,224 353
WEC Energy Group, Inc.(Æ) 6,639 632
Wells Fargo & Co. 40,404 980
West Pharmaceutical Services, Inc. 7,292 1,961
Western Union Co. (The) 9,403 228
Westinghouse Air Brake Technologies
Corp. 2,629 163
Workday, Inc. Class A(Æ) 7,967 1,441
Xcel Energy, Inc. 9,150 632
Xilinx, Inc. 1,554 167
Zoetis, Inc. Class A 29,059 4,408
250,364
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Virgin Islands, British - 0.5%
API Group Corp.(Æ)(Š)(Þ) 234,340 3,264
Total Common Stocks
(cost $503,807) 575,311
Preferred Stocks - 0.5%
South Korea - 0.5%
Samsung Electronics Co., Ltd.
2.938% (Ÿ) 75,596 3,149
Total Preferred Stocks
(cost $3,258) 3,149
Warrants and Rights - 0.0%
Spain - 0.0%
Cellnex Telecom SA(Æ)
2020  Rights 14,115 59
Total Warrants and Rights
(cost $—) 59
Short-Term Investments - 4.9%
United States - 4.9%
U.S. Cash Management Fund(@) 30,825,865 (∞) 30,823
Total Short-Term Investments
(cost $30,823) 30,823
Other Securities - 0.6%
U.S. Cash Collateral Fund(x)(@) 3,748,855 (∞) 3,749
Total Other Securities
(cost $3,749) 3,749
Total Investments - 97.3%
(identified cost $541,637) 613,091
Other Assets and Liabilities, Net
- 2.7%
16,857
Net Assets - 100.0%
629,948

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 55
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.3%
ABN AMRO Bank NV 03/08/19 EUR 165,799 14 .78 2,450
1,384
API Group Corp. 10/05/17 234,340 10 .16 2,382
3,264
Cellnex Telecom SA 06/14/19 EUR 14,115 36 .07 509
888
Nexi SpA 06/05/20 EUR 64,137 16 .97 1,088
1,153
Worldline SA 06/07/19 EUR 16,103 66 .85 1,076
1,389
8,078
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE 100 Index Futures 33 GBP 1,943 09/20
(144)
Hang Seng Index Futures 25 HKD 30,696 08/20
(31)
MSCI Singapore Index Futures 61 SGD 1,752 08/20
(33)
Russell 2000 E-Mini Index Futures 293 USD 21,649 09/20
988
S&P 500 E-Mini Index Futures 528 USD 86,157 09/20
5,232
SPI 200 Index Futures 49 AUD 7,201 09/20
39
Short Positions
EURO STOXX 50 Index Futures 431 EUR 13,719 09/20
141
MSCI Emerging Markets Index Futures 1,139 USD 60,897 09/20
(5,073)
S&P/TSX 60 Index Futures 43 CAD 8,302 09/20
(88)
TOPIX Index Futures 37 JPY 553,706 09/20
423
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,454
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 621 AUD 866 08/04/20 (3)
Bank of America USD 925 CAD 1,241 08/05/20 2
Bank of America USD 81 CHF 74 08/04/20 —
Bank of America USD 278 EUR 236 08/04/20 (1)
Bank of America USD 134 GBP 102 08/04/20 (1)
Bank of America USD 199 GBP 152 08/04/20 —
Bank of America USD 2,615 GBP 2,100 09/16/20 134
Bank of America USD 210 JPY 22,131 08/04/20 (1)
Bank of America USD 958 SEK 8,316 08/04/20 (11)
Bank of America CAD 1,200 USD 886 09/16/20 (10)
Bank of America EUR 183 USD 217 08/04/20 1
Bank of America EUR 3,200 USD 3,607 09/16/20 (166)
Bank of America JPY 319,000 USD 2,988 09/16/20 (27)
Bank of America NOK 4,800 USD 530 08/04/20 3
Bank of New York CAD 2,808 USD 2,098 09/16/20 2
Bank of New York CHF 3,330 USD 3,534 09/16/20 (112)
Bank of New York EUR 3,295 USD 3,749 09/16/20 (136)
Bank of New York NOK 9,160 USD 981 09/16/20 (26)
Bank of New York ZAR 3,018 USD 178 08/05/20 1

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
56 Global Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Citigroup CAD 2,808 USD 2,093 09/16/20 (4)
Citigroup CHF 3,330 USD 3,532 09/16/20 (113)
Citigroup EUR 3,295 USD 3,754 09/16/20 (130)
Citigroup NOK 9,160 USD 981 09/16/20 (26)
JPMorgan Chase CAD 2,808 USD 2,094 09/16/20 (3)
JPMorgan Chase CHF 3,330 USD 3,531 09/16/20 (115)
JPMorgan Chase EUR 3,295 USD 3,754 09/16/20 (131)
JPMorgan Chase NOK 9,160 USD 983 09/16/20 (24)
Royal Bank of Canada USD 61 HKD 476 08/04/20 —
Royal Bank of Canada CAD 2,808 USD 2,097 09/16/20 —
Royal Bank of Canada CHF 3,330 USD 3,533 09/16/20 (113)
Royal Bank of Canada EUR 3,295 USD 3,757 09/16/20 (128)
Royal Bank of Canada HKD 70 USD 9 08/03/20 —
Royal Bank of Canada NOK 9,160 USD 987 09/16/20 (19)
Standard Chartered CAD 2,808 USD 2,098 09/16/20 1
Standard Chartered CHF 3,330 USD 3,533 09/16/20 (113)
Standard Chartered EUR 3,295 USD 3,750 09/16/20 (135)
Standard Chartered NOK 9,160 USD 982 09/16/20 (25)
State Street USD 1,616 AUD 2,308 09/16/20 33
State Street USD 1,437 GBP 1,126 09/16/20 37
State Street USD 178 KRW 210,752 08/04/20 (1)
State Street JPY 180,585 USD 1,687 09/16/20 (20)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts ( å )
(1,380)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 425 $ — $ —
$ —
$ 425
Australia — 3,558 —
—
3,558
Austria — 900 —
—
900
Belgium — 1,492 —
—
1,492
Canada 19,867 — —
—
19,867
China 9,751 13,628 —
—
23,379
Colombia — 40 —
—
40
Denmark — 4,436 —
—
4,436
Finland — 4,205 —
—
4,205
France 165 28,251 —
—
28,416
Germany — 13,004 —
—
13,004
Hong Kong — 6,616 —
—
6,616
India 3,288 — —
—
3,288
Indonesia — 489 —
—
489
Ireland 11,513 4,403 —
—
15,916
Israel — 108 —
—
108
Italy — 7,630 —
—
7,630
Japan — 57,198 —
—
57,198

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Equity Fund 57
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Jersey — 287 —
—
287
Luxembourg — 3,153 —
—
3,153
Malaysia — 546 —
—
546
Netherlands 138 12,460 —
—
12,598
Norway — 2,521 —
—
2,521
Russia — 2,447 —
—
2,447
Singapore — 2,350 —
—
2,350
South Africa 1,467 2,717 —
—
4,184
South Korea 1,684 13,201 —
—
14,885
Spain — 3,341 —
—
3,341
Sweden 137 2,086 —
—
2,223
Switzerland 931 26,739 —
—
27,670
Taiwan 15,330 5,184 —
—
20,514
Thailand — 2,497 —
—
2,497
United Kingdom 1,248 30,252 —
—
31,500
United States 250,256 108 —
—
250,364
Virgin Islands, British — — 3,264
—
3,264
Preferred Stocks — 3,149 — — 3,149
Warrants and Rights 59 — — — 59
Short-Term Investments — — — 30,823 30,823
Other Securities — — — 3,749 3,749
Total Investments 316,259 258,996 3,264 34,572 613,091
Other Financial Instruments
Assets
Futures Contracts 6,823 — —
—
6,823
Foreign Currency Exchange Contracts 7 207 —
—
214
Liabilities
Futures Contracts (5,369) — —
—
(5,369)
Foreign Currency Exchange Contracts (17) (1,577) —
—
(1,594)
Total Other Financial Instruments
*
$ 1,444 $ (1,370) $ — $ — $ 74
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.

Russell Investment Company
Global Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
58 Global Equity Fund
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
69,720
Consumer Staples ...................................................................
24,871
Energy ....................................................................................
24,881
Financial Services ...................................................................
124,864
Health Care .............................................................................
61,719
Materials and Processing ........................................................
41,775
Producer Durables ..................................................................
59,149
Technology ..............................................................................
141,672
Utilities ...................................................................................
26,660
Preferred Stocks
Technology ..............................................................................
3,149
Warrants and Rights ....................................................................
59
Short-Term Investments ................................................................
30,823
Other Securities ...........................................................................
3,749
Total Investments .................................................................... 613,091

Russell Investment Company
Emerging Markets Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 59
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 89.8%
Argentina - 0.0%
Globant SA(Æ) 2,606 451
Australia - 0.2%
Minmetals Resources, Ltd.(Æ) 3,992,000 1,052
Rio Tinto PLC 32,461 1,979
3,031
Bangladesh - 0.6%
Beximco Pharmaceuticals, Ltd. 1,643,675 1,569
BRAC Bank, Ltd. 4,595,104 1,730
GrameenPhone, Ltd. 771,362 2,354
Square Pharmaceuticals, Ltd. 1,137,344 2,429
8,082
Brazil - 3.7%
Afya, Ltd. Class A(Æ) 157,400 4,116
Atacadao SA(Æ) 578,000 2,486
Azul SA - ADR(Æ)(Ñ) 106,605 1,230
B3 SA - Brasil Bolsa Balcao 793,363 9,649
Banco Bradesco SA - ADR 340,663 1,438
Banco Bradesco SA 97,944 389
Banco BTG Pactual SA(Æ) 81,800 1,355
Banco do Brasil SA(Æ) 117,000 753
Banco Santander Brasil SA 116,300 666
BB Seguridade Participacoes SA 191,082 1,019
BR Malls Participacoes SA 352,043 668
Centrais Eletricas Brasileiras SA 161,100 1,141
Cia Brasileira de Distribuicao 53,950 734
Embraer SA(Æ) 131,900 192
Energisa SA 396,000 3,731
JBS SA 834,400 3,445
Lojas Renner SA 26,594 210
Minerva SA(Æ) 990,600 2,579
Pagseguro Digital, Ltd. Class A(Æ)(Ñ) 71,327 2,727
Petrobras Distribuidora SA 133,100 579
Petroleo Brasileiro SA 263,100 1,145
Porto Seguro SA 73,623 763
Qualicorp SA 93,847 504
Raia Drogasil SA 25,300 602
Rumo SA(Æ) 775,100 3,302
TIM Participacoes SA(Æ) 195,700 591
Vale SA(Æ) 415,100 4,831
Vale SA Class B - ADR(Æ) 195,674 2,278
YDUQS Participacoes SA 184,600 1,199
54,322
Cambodia - 0.1%
NagaCorp, Ltd. 1,260,685 1,346
Canada - 0.2%
Barrick Gold Corp. 36,146 1,045
Parex Resources, Inc.(Æ) 164,677 1,991
3,036
Cayman Islands - 0.1%
Vinda International Holdings, Ltd. 238,000 894
Chile - 0.3%
Cia Cervecerias Unidas SA - ADR 56,736 441
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Empresa Nacional de
Telecomunicaciones SA 64,638 461
Enersis SA(Æ) 11,447,385 1,776
Sociedad Quimica y Minera de Chile
SA - ADR(Ñ) 44,769 1,367
4,045
China - 28.1%
3SBio, Inc. Class A(Æ)(Þ) 2,425,000 2,950
58.com, Inc. - ADR(Æ) 10,810 599
AGORA, Inc. - ADR(Æ) 9,368 408
Agricultural Bank of China, Ltd. Class H 9,389,000 3,335
Alibaba Group Holding, Ltd.(Æ) 255,900 8,059
Alibaba Group Holding, Ltd. - ADR(Æ) 235,173 59,034
A-Living Services Co., Ltd. Class H(Þ) 1,178,500 6,673
Anhui Conch Cement Co., Ltd. Class A 223,632 1,969
Anhui Conch Cement Co., Ltd. Class H 1,690,820 12,789
Asia Cement Corp. 255,000 289
BAIC Motor Corp., Ltd. Class H(Þ) 1,000,000 488
Baidu, Inc. - ADR(Æ) 65,459 7,816
Bank of China, Ltd. Class H 9,700,000 3,240
Bank of Communications Co., Ltd. Class
H 2,388,000 1,326
Beijing New Building Materials PLC
Class A 180,130 797
CGN Power Co., Ltd. Class H(Þ) 2,571,000 541
Chaozhou Three-Circle Group Co., Ltd.
Class A 418,900 1,722
China CITIC Bank Corp., Ltd. Class H 8,988,000 3,923
China Communications Construction Co.,
Ltd. Class H 847,000 493
China Construction Bank Corp. Class H 16,397,554 11,961
China Evergrande Group 192,000 540
China Forestry Holdings Co., Ltd.(Æ)(Š) 871,100 —
China Life Insurance Co., Ltd. Class H 1,192,000 2,720
China Longyuan Power Group Corp.,
Ltd. Class H 9,678,057 6,937
China Medical System Holdings, Ltd. 1,174,000 1,423
China Merchants Bank Co., Ltd. Class H 1,849,852 8,638
China Minsheng Banking Corp., Ltd.
Class A 2,020,200 1,604
China Minsheng Banking Corp., Ltd.
Class H 907,200 572
China Mobile, Ltd. 2,122,500 14,468
China National Building Material Co.,
Ltd. Class H 2,002,000 3,112
China Oilfield Services, Ltd. Class H 891,530 695
China Pacific Insurance Group Co., Ltd.
Class H 462,294 1,328
China Petroleum & Chemical Corp.
Class H 2,230,000 950
China Railway Construction Corp., Ltd.
Class H 416,000 333
China Railway Group, Ltd. Class H 3,239,712 1,640
China Resources Pharmaceutical Group,
Ltd.(Þ) 1,518,200 863
China Resources Power Holdings Co.,
Ltd. 408,000 520
China Shenhua Energy Co., Ltd. Class H 525,094 876
China Telecom Corp., Ltd. Class H 7,795,300 2,326

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
60 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Unicom Hong Kong, Ltd. 2,396,000 1,337
China Vanke Co., Ltd. Class H 266,700 841
CIFI Holdings Group Co., Ltd. 4,164,000 3,745
CNOOC, Ltd. 1,050,000 1,112
COFCO Meat Holdings, Ltd. 3,244,000 1,609
Country Garden Services Holdings Co.,
Ltd. 202,000 1,220
CRRC Corp., Ltd. 604,000 263
Digital China Group Co., Ltd. Class A 259,200 888
ENN Energy Holdings, Ltd. 112,600 1,365
Fosun International, Ltd. 498,500 565
Gansu Shangfeng Cement Co., Ltd.
Class A 91,600 397
Genetron Holdings, Ltd. - ADR(Æ) 55,073 788
Guangzhou Automobile Group Co., Ltd.
Class H 5,168,435 4,949
Hangzhou Tigermed Consulting Co., Ltd.
Class A 131,598 2,034
Hengan International Group Co., Ltd. 47,500 397
Hualan Biological Enginieering, Inc.
Class A 105,620 983
Huaneng Power International, Inc. Class
H 772,000 330
Huatai Securities Co., Ltd. Class H(Þ) 2,310,800 4,178
Huaxin Cement Co., Ltd. Class A 858,963 3,376
Industrial & Commercial Bank of China,
Ltd. Class H 7,896,401 4,671
Industrial Bank Co., Ltd. Class A 2,157,189 4,842
JD.com, Inc. Class A(Æ) 107,500 3,340
JD.com, Inc. - ADR(Æ) 98,388 6,276
Jiangsu Changshu Rural Commercial
Bank Co., Ltd. Class A 2,411,300 2,577
Jiangsu Hengrui Medicine Co., Ltd.
Class A 34,320 464
Jiangsu Yanghe Brewery Joint-Stock Co.,
Ltd. Class A 198,998 3,852
Jinke Properties Group Co., Ltd. Class A 1,013,735 1,264
Kweichow Moutai Co., Ltd. Class A 14,263 3,431
Lenovo Group, Ltd. 884,000 536
Livzon Pharmaceutical Group, Inc.
Class A 124,159 969
Longfor Group Holdings, Ltd.(Þ) 327,500 1,621
Meituan-Dianping Class B(Æ) 36,400 903
Minth Group, Ltd. 218,164 651
Momo, Inc. - ADR 102,275 1,889
Muyuan Foodstuff Co., Ltd. Class A 57,670 756
NARI Technology Co., Ltd. Class A 1,222,107 3,723
New Hope Liuhe Co., Ltd. Class A 74,800 348
New Oriental Education & Technology
Group - ADR(Æ) 11,739 1,646
People's Insurance Co. Group of China,
Ltd. (The) Class H 1,431,000 466
PetroChina Co., Ltd. Class H 7,898,000 2,716
Pharmaron Beijing Co., Ltd. Class H(Þ) 477,800 5,193
PICC Property & Casualty Co., Ltd.
Class H 1,949,000 1,525
Ping An Bank Co., Ltd. Class A 1,520,600 2,907
Ping An Insurance Group Co. of China,
Ltd. Class A 51,800 564
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ping An Insurance Group Co. of China,
Ltd. Class H 1,928,500 20,343
Poly Developments and Holdings Group
Co., Ltd. Class A 1,162,700 2,605
SAIC Motor Corp., Ltd. Class A 1,017,088 2,644
Sany Heavy Industry Co., Ltd. Class A 289,798 877
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 1,257,800 2,234
Sinopharm Group Co., Ltd. Class H 129,600 309
Sinotruk Hong Kong, Ltd. 245,500 766
Sunny Optical Technology Group Co.,
Ltd. 236,400 4,410
Suofeiya Home Collection Co., Ltd.
Class A 548,400 1,805
TAL Education Group - ADR 24,727 1,933
Tencent Holdings, Ltd. 962,180 65,867
Times Property Holdings, Ltd. 4,332,842 7,684
Tingyi Cayman Islands Holding Corp. 540,000 1,003
Topsports International Holdings, Ltd.(Þ) 631,531 760
Trip.com Group, Ltd. - ADR(Æ) 66,181 1,800
Tsingtao Brewery Co., Ltd. Class H 404,000 3,599
Want Want China Holdings, Ltd. 3,840,000 2,837
Weichai Power Co., Ltd. Class H 3,097,000 6,689
West China Cement, Ltd. 812,000 173
Wuhu Sanqi Interactive Entertainment
Network Technology Group Co., Ltd.
Class A 297,100 1,944
WuXi AppTec Co., Ltd. Class H(Ñ)(Þ) 321,636 4,838
Xiabuxiabu Catering Management China
Holdings Co., Ltd.(Æ)(Þ) 728,827 732
Xiamen Kingdomway Group Co. Class A 185,300 1,557
Yealink Network Technology Corp., Ltd.
Class A 10,884 98
Yum China Holdings, Inc. 8,571 439
Zhengzhou Yutong Bus Co., Ltd. Class A 351,844 687
Zhongsheng Group Holdings, Ltd. 224,000 1,386
Zijin Mining Group Co., Ltd. Class H 1,690,000 1,060
Zoomlion Heavy Industry Science and
Technology Co., Ltd. 1,136,600 1,164
407,707
Cyprus - 0.0%
TCS Group Holding PLC - GDR 20,971 527
Czech Republic - 0.0%
Moneta Money Bank AS(Þ) 231,006 530
Egypt - 0.5%
Cleopatra Hospital(Æ) 5,573,447 1,741
Commercial International Bank Egypt
SAE 643,643 2,536
Commercial International Bank Egypt
SAE - GDR 2 —
Eastern Co. SAE 2,210,336 1,632
Edita Food Industries SAE 1,801,253 1,049
6,958
Georgia - 0.1%
Georgia Capital PLC(Æ) 81,519 391

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 61
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TBC Bank Group PLC(Æ) 95,044 992
1,383
Greece - 0.1%
Alpha Bank AE(Æ) 2,136,794 1,324
Sarantis SA 61,681 614
1,938
Guernsey - 0.3%
VinaCapital Vietnam Opportunity Fund,
Ltd. 961,768 3,864
Hong Kong - 4.3%
AIA Group, Ltd. 596,000 5,341
ASM Pacific Technology, Ltd. 289,800 3,227
Beijing Enterprises Holdings, Ltd. 104,500 366
Budweiser Brewing Co. APAC, Ltd.(Þ) 777,300 2,810
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š) 1,630,000 —
China Everbright, Ltd. 574,000 919
China Huishan Dairy Holdings Co.,
Ltd(Æ)(Š) 1,269,000 69
China Jinmao Holdings Group, Ltd. 1,064,000 724
China Lumena New Materials Corp.
(Æ)(Š) 75,600 —
China Merchants Port Holdings Co., Ltd. 378,433 431
China Metal Recycling Holdings, Ltd.
(Æ)(Š) 335,400 —
China Overseas Land & Investment, Ltd. 462,000 1,408
China Resources Beer Holdings Co., Ltd. 180,000 1,253
China Resources Cement Holdings, Ltd. 3,006,000 4,114
China Resources Gas Group, Ltd. 927,438 4,554
China Resources Land, Ltd. 406,000 1,679
China Taiping Insurance Holdings Co.,
Ltd. 449,200 788
CITIC, Ltd. 1,859,000 1,727
Far East Horizon, Ltd. 585,000 482
Galaxy Entertainment Group, Ltd. 551,000 3,759
Geely Automobile Holdings, Ltd. 3,621,000 7,542
Guangdong Investment, Ltd. 238,000 385
Haier Electronics Group Co., Ltd. 253,000 876
Kangji Medical Holdings, Ltd.(Æ) 1,012,000 3,734
Kunlun Energy Co., Ltd. 366,000 307
Link Real Estate Investment Trust(ö) 334,400 2,575
Midea Real Estate Holding, Ltd.(Þ) 592,200 1,517
Real Gold Mining, Ltd.(Æ)(Š) 463,232 —
Shimao Group Holdings, Ltd. 1,005,000 4,266
Sun Art Retail Group, Ltd. 3,234,000 4,483
Tianhe Chemicals Group, Ltd.(Æ)(Š) 25,778,000 —
WH Group, Ltd.(Þ) 3,326,000 2,961
62,297
Hungary - 0.5%
MOL Hungarian Oil & Gas PLC(Æ) 271,399 1,596
OTP Bank PLC(Æ) 121,259 4,340
Richter Gedeon Nyrt 69,305 1,610
7,546
India - 6.8%
ACC, Ltd. 186,031 3,550
Ajanta Pharma, Ltd. 38,171 832
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ambuja Cements, Ltd. 30,288 89
Apollo Hospitals Enterprise, Ltd. 119,183 2,672
Asian Paints, Ltd. 17,776 408
Aurobindo Pharma, Ltd. 141,557 1,658
Bajaj Auto, Ltd. 24,996 1,005
Bharti Airtel, Ltd. 221,265 1,643
Biocon, Ltd.(Æ) 78,059 428
Britannia Industries, Ltd. 15,414 789
Coal India, Ltd. 128,602 223
Dabur India, Ltd. Class A 127,458 876
Dr Reddy's Laboratories, Ltd. 14,334 867
Dr Reddy's Laboratories, Ltd. - ADR 9,859 599
GAIL India, Ltd. 976,879 1,264
Glenmark Pharmaceuticals, Ltd. 257,307 1,558
Godrej Consumer Products, Ltd. 65,579 608
HCL Technologies, Ltd. 486,988 4,598
HDFC Bank, Ltd. 275,338 3,811
HDFC Life Insurance Co., Ltd.(Æ)(Þ) 17,539 147
Hero MotoCorp, Ltd. 108,417 3,887
Hindustan Unilever, Ltd. 20,208 599
Housing Development Finance Corp.,
Ltd. 176,048 4,203
ICICI Bank, Ltd.(Æ) 1,822,414 8,477
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 7,300 127
ICICI Prudential Life Insurance Co.,
Ltd.(Þ) 270,027 1,635
Indian Oil Corp., Ltd. 241,491 287
Indraprastha Gas, Ltd. 177,971 962
Infosys, Ltd. - ADR(Ñ) 339,244 4,359
Infosys, Ltd. 104,784 1,350
IOL Chemicals and Pharmaceuticals,
Ltd. 70,386 736
ITC, Ltd. 170,770 444
JSW Steel, Ltd. 86,586 255
Larsen & Toubro, Ltd. 241,186 2,950
Lupin, Ltd. 61,387 761
Mahindra & Mahindra, Ltd. 187,537 1,523
NBCC India, Ltd. 388,630 120
Nestle India, Ltd. 1,285 284
NMDC, Ltd. 419,766 471
NTPC, Ltd. 543,631 633
Oil & Natural Gas Corp., Ltd. 392,089 411
Page Industries, Ltd. 694 184
Petronet LNG, Ltd. 556,573 1,852
Power Grid Corp. of India, Ltd. 855,569 2,041
Reliance Industries, Ltd. 681,649 18,875
Rural Electrification Corp., Ltd. 129,878 174
State Bank of India(Æ) 1,066,066 2,736
Sun Pharmaceutical Industries, Ltd. 59,200 421
Tata Consultancy Services, Ltd. 18,358 561
Tata Motors, Ltd. Class A(Æ) 606,124 305
Tata Motors, Ltd.(Æ) 362,965 500
Tech Mahindra, Ltd. 47,028 429
Titan Co., Ltd. 54,102 756
UltraTech Cement, Ltd. 36,896 2,033
United Breweries, Ltd. 151,665 1,930
Vedanta, Ltd. 1,640,579 2,502

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
62 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wipro, Ltd. 467,683 1,759
99,157
Indonesia - 1.2%
Astra International Tbk PT 3,999,400 1,404
Bank Central Asia Tbk PT 1,186,200 2,541
Bank Mandiri Persero Tbk PT 3,341,900 1,321
Bank Negara Indonesia Persero Tbk PT 5,846,300 1,824
Bank Rakyat Indonesia Persero Tbk PT 23,723,195 5,164
Semen Indonesia Persero Tbk PT 4,209,981 2,649
Telekomunikasi Indonesia Persero Tbk
PT 12,911,900 2,700
17,603
Japan - 0.1%
Murata Manufacturing Co., Ltd. 25,500 1,597
Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan JSC
- GDR 213,251 2,374
Kenya - 0.5%
KCB Group, Ltd. 5,760,300 1,837
Safaricom PLC 18,726,626 4,900
6,737
Kuwait - 0.4%
National Bank of Kuwait SAKP 2,189,565 5,623
Luxembourg - 0.1%
Reinet Investments SCA 81,834 1,554
Malaysia - 0.5%
AMMB Holdings BHD 134,000 92
CIMB Group Holdings BHD 704,489 599
Frontken Corp. BHD 591,500 493
Genting BHD - ADR 604,100 549
Hartalega Holdings BHD 478,800 2,283
Malayan Banking BHD 74,600 135
MISC Berhad 691,600 1,286
Nestle Malaysia BHD 18,400 615
Resorts World BHD 779,900 422
Tenaga Nasional BHD 357,900 963
7,437
Mexico - 1.5%
Alfa SAB de CV Class A 882,600 477
Cemex SAB de CV - ADR 953,674 2,918
Fibra Uno Administracion SA de CV(ö) 582,500 470
Fomento Economico Mexicano SAB de
CV 485,275 2,978
Grupo Cementos de Chihuahua SAB
de CV 172,360 811
Grupo Financiero Banorte SAB de CV
Class O(Æ) 960,884 3,449
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 480,400 345
Grupo Mexico SAB de CV 503,000 1,270
Industrias Bachoco SAB de CV 259,200 771
Infraestructura Energetica Nova SAB
de CV 789,418 2,348
Megacable Holdings SAB de CV 380,302 1,130
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orbia Advance Corp. SAB de CV 1,192,400 1,888
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 82,212 604
Qualitas Controladora SAB de CV 47,773 193
Regional SAB de CV(Æ) 145,387 376
Wal-Mart de Mexico SAB de CV 929,120 2,181
22,209
Morocco - 0.5%
Attijariwafa Bank SA(Æ) 17,159 678
Label Vie 12,179 3,853
Maroc Telecom - ADR 191,732 2,844
7,375
Netherlands - 0.3%
Prosus NV(Æ) 40,694 3,957
Nigeria - 0.2%
Guaranty Trust Bank PLC 48,615,018 2,831
Guinness Nigeria PLC 6,854,788 231
3,062
Pakistan - 0.3%
Lucky Cement, Ltd. 532,055 1,849
United Bank, Ltd. 3,385,116 2,309
4,158
Peru - 0.4%
Credicorp, Ltd. 43,625 5,548
Intercorp Financial Services, Inc. 14,853 375
5,923
Philippines - 0.4%
Bank of the Philippine Islands 1,327,840 1,845
Metro Pacific Investments Corp. 16,323,237 1,040
Metropolitan Bank & Trust Co. - ADR 2,303,467 1,588
SM Prime Holdings, Inc. 1,543,900 945
5,418
Poland - 1.0%
CD Projekt SA(Æ) 13,844 1,495
Dino Polska SA(Æ)(Þ) 116,568 6,506
KGHM Polska Miedz SA(Æ) 33,991 1,153
Polski Koncern Naftowy ORLEN SA 154,552 2,212
Powszechny Zaklad Ubezpieczen SA 343,658 2,492
13,858
Romania - 0.5%
Banca Transilvania SA 5,614,144 2,746
Fondul Proprietatea SA 15,550,032 4,719
7,465
Russia - 4.2%
Alrosa PJSC 1,168,075 1,078
Federal Grid PJSC 243,720,000 654
Gazprom PJSC 586,082 1,443
Inter RAO UES PJSC 27,312,000 2,131
Lukoil PJSC 264,734 18,133
Lukoil PJSC - ADR 40,854 2,798
MMC Norilsk Nickel PJSC - ADR 85,711 2,264
Polyus PJSC - GDR 22,235 2,550
Polyus PJSC 4,178 954

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 63
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Rosneft Oil Co. PJSC 118,810 573
Sberbank of Russia PJSC Class T 3,390,633 10,135
Sberbank of Russia PJSC - ADR(Æ) 275,105 3,298
Surgutneftegas PJSC - ADR 136,698 679
Tatneft PJSC 52,660 393
Tatneft PJSC - ADR 24,246 1,089
X5 Retail Group NV - GDR 129,638 4,891
Yandex NV Class A(Æ)(Ñ) 133,426 7,677
60,740
Singapore - 0.0%
Singapore Technologies Engineering,
Ltd. 275,510 660
Slovenia - 0.1%
Nova Ljubljanska Banka - GDR(Æ) 229,536 1,960
South Africa - 3.0%
Absa Group, Ltd. 160,748 751
Anglo American Platinum, Ltd. 40,406 3,104
AngloGold Ashanti, Ltd. - ADR 263,895 8,495
AngloGold Ashanti, Ltd. 59,638 1,925
Barloworld, Ltd. - ADR 178,276 693
Bid Corp., Ltd. 140,925 2,324
Bidvest Group, Ltd. (The) 216,053 1,676
Clicks Group, Ltd. 60,695 814
Exxaro Resources, Ltd. 72,433 570
FirstRand, Ltd. 435,757 996
Gold Fields, Ltd. - ADR 241,843 3,166
Growthpoint Properties, Ltd.(ö) 825,965 645
Impala Platinum Holdings, Ltd. 206,326 1,835
MultiChoice Group, Ltd. 45,952 284
Naspers, Ltd. Class N 52,051 9,593
Nedbank Group, Ltd. 112,193 694
Old Mutual, Ltd. 707,112 475
Redefine Properties, Ltd.(ö) 1,362,450 256
Reunert, Ltd. 127,665 237
Sanlam, Ltd. 151,253 541
Sasol, Ltd. - ADR(Æ) 41,357 334
Shoprite Holdings, Ltd. - ADR 267,718 1,643
Sibanye Stillwater, Ltd. - ADR(Æ)(Ñ) 122,508 1,377
Standard Bank Group, Ltd. 85,440 546
42,974
South Korea - 12.4%
CJ ENM Co., Ltd. 3,142 304
Com2uSCorp 30,626 3,118
Coway Co., Ltd. 78,995 5,092
DB Insurance Co., Ltd. 17,135 675
DoubleUGames Co., Ltd. 6,966 444
Hana Financial Group, Inc. 530,695 13,197
Hanon Systems 89,481 744
Hyundai Engineering & Construction
Co., Ltd. 21,867 630
Hyundai Marine & Fire Insurance Co.,
Ltd. 16,647 324
Hyundai Mobis Co., Ltd. 11,913 2,059
Hyundai Motor Co. 6,697 712
Industrial Bank of Korea 48,936 334
KB Financial Group, Inc. 327,792 9,734
Kia Motors Corp. 134,482 4,569
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Koh Young Technology, Inc. 10,809 888
Korea Electric Power Corp. 36,688 589
Korea Zinc Co., Ltd. 2,244 781
KT&G Corp. 3,759 255
Kumho Petrochemical Co., Ltd. 52,823 3,757
LG Chem, Ltd. 23,687 11,315
LG Electronics, Inc. Class H 74,100 4,404
LG Innotek Co., Ltd. 3,361 455
LG Uplus Corp. 55,450 534
NAVER Corp. 22,475 5,687
NCSoft Corp. 537 366
Neowiz Games Corp.(Æ) 28,139 669
NICE Information Service Co., Ltd. 45,791 781
Orion Corp. 44,563 5,017
POSCO 1,989 324
Samsung Biologics Co., Ltd.(Æ)(Þ) 1,575 970
Samsung C&T Corp. 6,793 605
Samsung Electronics Co., Ltd. 1,364,818 66,430
Samsung Engineering Co., Ltd.(Æ) 82,458 827
Samsung Fire & Marine Insurance Co.,
Ltd. 2,822 404
Samsung Securities Co., Ltd. 32,450 790
Shinhan Financial Group Co., Ltd. 118,848 3,014
SK Holdings Co., Ltd. 4,763 889
SK Hynix, Inc. 287,953 20,048
SK Innovation Co., Ltd. 9,253 988
SK Telecom Co., Ltd. 25,354 4,701
Soulbrain Co., Ltd.(Š) 19,961 1,607
Woori Financial Group, Inc. 90,696 643
179,674
Sri Lanka - 0.1%
John Keells Holdings PLC 1,351,259 806
Melstacorp PLC 4,641,553 708
1,514
Switzerland - 0.2%
Walvax Biotechnology Co., Ltd.(Æ) 194,600 2,255
Taiwan - 10.8%
Accton Technology Corp. 540,000 4,207
Advantech Co., Ltd. 84,586 886
ASE Technology Holding Co., Ltd. 1,504,000 3,851
Asia Cement Corp. 565,000 767
AU Optronics Corp.(Æ) 2,434,000 823
Catcher Technology Co., Ltd. 178,475 1,310
Cathay Financial Holding Co., Ltd. 696,000 936
China Development Financial Holding
Corp. 1,630,000 479
China Life Insurance Co., Ltd. 676,931 470
Chroma ATE, Inc. 39,053 220
Compal Electronics, Inc. 1,066,000 677
CTBC Financial Holding Co., Ltd. 1,954,200 1,288
Eclat Textile Co., Ltd. 197,000 2,332
Far Eastern New Century Corp. 616,000 539
First Financial Holding Co., Ltd. 963,132 777
Formosa Chemicals & Fibre Corp. 350,000 801
Fubon Financial Holding Co., Ltd. 2,728,000 3,868
Giant Manufacturing Co., Ltd. 211,000 2,207
Hon Hai Precision Industry Co., Ltd. 1,380,516 3,675
Hotai Motor Co., Ltd. 52,000 1,178

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
64 Emerging Markets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hua Nan Financial Holdings Co., Ltd. 460,775 315
International Games System Co., Ltd. 65,000 1,667
Largan Precision Co., Ltd. 7,000 905
Lite-On Technology Corp. 357,107 603
MediaTek, Inc. 431,000 10,339
Nan Ya Plastics Corp. 213,000 441
Nanya Technology Corp. 2,146,000 4,452
Parade Technologies, Ltd. 132,977 5,798
Pegatron Corp. 258,000 545
Powertech Technology, Inc. 462,000 1,540
Poya International Co., Ltd. 37,695 791
Realtek Semiconductor Corp. 77,000 976
Simplo Technology Co., Ltd. 40,000 446
Sinbon Electronics Co., Ltd. 172,604 1,027
SinoPac Financial Holdings Co., Ltd. 1,442,755 522
Taiwan Cement Corp. 309,257 473
Taiwan Cooperative Financial Holding
Co., Ltd. 1,493,318 1,092
Taiwan Semiconductor Manufacturing
Co., Ltd. 4,380,000 64,102
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR(Ñ) 165,102 13,025
Tripod Technology Corp. 296,545 1,288
Uni-President Enterprises Corp. 2,017,000 4,903
United Microelectronics Corp. 7,434,000 5,682
Visual Photonics Epitaxy Co., Ltd. 67,059 198
Wistron Corp. 397,000 468
Yageo Corp. 88,000 1,172
Yuanta Financial Holding Co., Ltd. 3,585,000 2,189
Zhen Ding Technology Holding, Ltd. 130,470 603
156,853
Thailand - 1.2%
Advanced Info Service PCL 236,300 1,404
Charoen Pokphand Foods PCL 7,579,900 8,194
Com7 PCL Class F 580,000 708
CP ALL PCL 960,500 2,104
PTT PCL 965,300 1,165
Siam Cement PCL (The) 121,900 1,496
Thai Beverage PCL 4,511,800 2,114
Tisco Financial Group PCL 172,716 361
17,546
Togo - 0.0%
Ecobank Transnational, Inc.(Æ) 41,250,753 443
Turkey - 0.7%
BIM Birlesik Magazalar AS 270,600 2,776
Ford Otomotiv Sanayi AS 30,008 359
Koza Altin Isletmeleri AS(Æ) 46,575 579
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 282,708 579
MLP Saglik Hizmetleri AS(Æ)(Þ) 367,000 923
Tupras Turkiye Petrol Rafinerileri AS(Æ) 87,084 1,035
Turkcell Iletisim Hizmetleri AS 317,004 673
Turkiye Garanti Bankasi AS(Æ) 2,511,719 2,526
Vestel Elektronik Sanayi ve Ticaret
AS(Æ) 46,862 118
9,568
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ukraine - 0.1%
Kernel Holding SA 68,733 727
United Arab Emirates - 0.2%
Air Arabia PJSC 996,312 313
Aldar Properties PJSC 1,744,588 811
Emirates NBD Bank PJSC 840,948 2,025
3,149
United Kingdom - 0.3%
Antofagasta PLC 319,354 4,320
Bank of Georgia Group PLC(Æ) 14,268 146
4,466
United States - 1.3%
Baozun, Inc. - ADR(Æ)(Ñ) 83,811 3,525
Fabrinet(Æ) 26,212 1,904
Kingsoft Cloud Holdings, Ltd. - ADR(Æ)
(Ñ) 55,478 1,947
MercadoLibre, Inc.(Æ) 3,911 4,399
NetEase, Inc. - ADR 7,850 3,599
Vipshop Holdings, Ltd. - ADR 145,604 3,315
18,689
Vietnam - 1.2%
Bank for Foreign Trade of Vietnam JSC 217,620 718
FPT Corp. 573,639 1,103
Hoa Phat Group JSC 4,747,950 4,452
Masan Group Corp.(Æ) 582,020 1,269
Military Commercial Joint Stock
Bank(Æ) 3,583,106 2,438
Mobile World Investment Corp.(Æ) 1,256,213 4,047
Vietnam Dairy Products JSC 152,560 705
Vincom Retail JSC(Æ) 1,979,650 2,146
Vinhomes JSC(Þ) 162,000 544
17,422
Zambia - 0.0%
First Quantum Minerals, Ltd. 63,477 536
Total Common Stocks
(cost $1,049,294) 1,302,640
Preferred Stocks - 2.1%
Brazil - 1.6%
Banco Bradesco SA
8.374% (Ÿ) 905,893 3,897
Centrais Eletricas Brasileiras SA
5.532% (Ÿ) 19,200 142
Gerdau SA
0.697% (Ÿ) 256,300 857
Itau Unibanco Holding SA
5.350% (Ÿ) 1,245,342 6,419
Itausa SA
5.300% (Ÿ) 486,046 994
Petroleo Brasileiro SA
2.737% (Ÿ) 2,427,400 10,331
Telefonica Brasil SA
6.055% (Ÿ) 80,400 811
23,451

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 65
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA
Class B
2.783% (Ÿ) 15,309 466
Russia - 0.2%
Surgutneftegas PJSC
2.596% (Ÿ) 5,258,738 2,653
South Korea - 0.3%
Samsung Electronics Co., Ltd.
2.938% (Ÿ) 106,008 4,416
Total Preferred Stocks
(cost $31,779) 30,986
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 917 4
Total Long-Term Investments
(cost $13) 4
Short-Term Investments - 3.9%
United States - 3.9%
U.S. Cash Management Fund(@) 56,718,419 (∞) 56,713
Total Short-Term Investments
(cost $56,713) 56,713
Other Securities - 1.7%
U.S. Cash Collateral Fund(x)(@) 23,996,124 (∞) 23,996
Total Other Securities
(cost $23,996) 23,996
Total Investments - 97.5%
(identified cost $1,161,795) 1,414,339
Other Assets and Liabilities, Net
- 2.5%
36,356
Net Assets - 100.0%
1,450,695

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
66 Emerging Markets Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
3.3%
3SBio, Inc. 06/18/19 HKD 2,425,000 1 .70 4,125
2,950
A-Living Services Co., Ltd. 06/18/19 HKD 1,178,500 1 .70 2,000
6,673
BAIC Motor Corp., Ltd. 07/22/20 HKD 1,000,000 0 .50 495
488
Budweiser Brewing Co. APAC, Ltd. 10/09/19 HKD 777,300 3 .98 3,094
2,810
CGN Power Co., Ltd. 03/19/19 HKD 2,571,000 0 .29 744
541
China Resources Pharmaceutical Group, Ltd. 06/28/17 HKD 1,518,200 1 .21 1,844
863
Dino Polska SA 06/18/19 PLN 116,568 35 .17 4,099
6,506
HDFC Life Insurance Co., Ltd. 06/24/20 INR 17,539 7 .08 124
147
Huatai Securities Co., Ltd. 07/02/19 HKD 2,310,800 1 .77 4,094
4,178
ICICI Lombard General Insurance Co., Ltd. 06/24/20 INR 7,300 17 .16 125
127
ICICI Prudential Life Insurance Co., Ltd. 07/31/19 INR 270,027 5 .81 1,576
1,635
Longfor Group Holdings, Ltd. 11/19/18 HKD 327,500 2 .76 905
1,621
Midea Real Estate Holding, Ltd. 02/19/20 HKD 592,200 2 .87 1,698
1,517
MLP Saglik Hizmetleri AS 02/07/18 TRY 367,000 4 .99 1,833
923
Moneta Money Bank AS 08/15/19 CZK 231,006 3 .18 735
530
Pharmaron Beijing Co., Ltd. 12/04/19 HKD 477,800 5 .43 2,595
5,193
Samsung Biologics Co., Ltd. 03/03/20 KRW 1,575 390 .77 615
970
Topsports International Holdings, Ltd. 07/10/20 HKD 631,531 1 .31 828
760
Vinhomes JSC 05/25/20 VND 162,000 3 .31 536
544
WH Group, Ltd. 09/22/15 HKD 3,326,000 0 .72 2,403
2,961
WuXi AppTec Co., Ltd. 02/20/19 HKD 321,636 6 .44 2,072
4,838
Xiabuxiabu Catering Management China Holdings Co., Ltd. 01/24/19 HKD 728,827 1 .40 1,017
732
47,507
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
FTSE China A50 Index Futures 497 USD 7,523 08/20
175
KOSPI2 Index Futures 252 KRW 18,859,051 09/20
493
MSCI China Free Index Futures 1,506 USD 77,717 09/20
9,266
MSCI Emerging Markets Index Futures 2,093 USD 111,902 09/20
7,910
MSCI Taiwan Index Futures 323 USD 16,127 08/20
277
Short Positions
MSCI Emerging Markets Index Futures 2,192 USD 117,195 09/20
(10,663)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
7,458
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 293 TRY 2,049 08/05/20 —
Bank of America RON 736 USD 180 08/03/20 —
Bank of America ZAR 12,371 USD 746 08/03/20 23
Bank of America ZAR 127,600 USD 7,284 09/16/20 (146)
Citigroup USD 6,376 CNY 45,380 09/16/20 102
Citigroup USD 13,014 KRW 15,650,000 09/16/20 84
Citigroup USD 3,814 ZAR 63,800 09/16/20 (99)

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 67
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Northern Trust CAD 827 USD 618 07/31/20 1
Northern Trust HKD 24,542 USD 3,166 07/31/20 —
Northern Trust HUF 166,968 USD 564 07/31/20 (8)
Northern Trust MXN 21,057 USD 959 07/31/20 12
Northern Trust SGD 528 USD 383 07/31/20 (1)
Royal Bank of Canada USD 63 TRY 440 08/05/20 —
Royal Bank of Canada USD 3,811 ZAR 63,800 09/16/20 (96)
State Street USD 291 PKR 48,858 08/03/20 1
State Street USD 667 PKR 111,923 08/03/20 4
State Street BRL 133 USD 25 08/04/20 —
State Street HKD 490 USD 63 08/03/20 —
State Street PHP 3,530 USD 72 08/03/20 —
State Street PHP 18,175 USD 369 08/03/20 (1)
State Street ZAR 114 USD 7 08/03/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(124)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 451 $ — $ —
$ —
$ 451
Australia — 3,031 —
—
3,031
Bangladesh — 8,082 —
—
8,082
Brazil 54,322 — —
—
54,322
Cambodia — 1,346 —
—
1,346
Canada 3,036 — —
—
3,036
Cayman Islands — 894 —
—
894
Chile 4,045 — —
—
4,045
China 85,968 321,739 —
—
407,707
Cyprus 527 — —
—
527
Czech Republic — 530 —
—
530
Egypt — 6,958 —
—
6,958
Georgia — 1,383 —
—
1,383
Greece — 1,938 —
—
1,938
Guernsey — 3,864 —
—
3,864
Hong Kong 3,734 58,494 69
—
62,297
Hungary — 7,546 —
—
7,546
India 4,958 94,199 —
—
99,157
Indonesia — 17,603 —
—
17,603
Japan — 1,597 —
—
1,597
Kazakhstan — 2,374 —
—
2,374
Kenya — 6,737 —
—
6,737
Kuwait — 5,623 —
—
5,623
Luxembourg — 1,554 —
—
1,554
Malaysia — 7,437 —
—
7,437
Mexico 22,209 — —
—
22,209

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
68 Emerging Markets Fund
It
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Morocco — 7,375 —
—
7,375
Netherlands — 3,957 —
—
3,957
Nigeria — 3,062 —
—
3,062
Pakistan — 4,158 —
—
4,158
Peru 5,923 — —
—
5,923
Philippines — 5,418 —
—
5,418
Poland — 13,858 —
—
13,858
Romania — 7,465 —
—
7,465
Russia 18,735 42,005 —
—
60,740
Singapore — 660 —
—
660
Slovenia — 1,960 —
—
1,960
South Africa 13,038 29,936 —
—
42,974
South Korea — 178,067 1,607
—
179,674
Sri Lanka — 1,514 —
—
1,514
Switzerland — 2,255 —
—
2,255
Taiwan 13,025 143,828 —
—
156,853
Thailand — 17,546 —
—
17,546
Togo — 443 —
—
443
Turkey — 9,568 —
—
9,568
Ukraine — 727 —
—
727
United Arab Emirates — 3,149 —
—
3,149
United Kingdom — 4,466 —
—
4,466
United States 18,689 — —
—
18,689
Vietnam — 17,422 —
—
17,422
Zambia 536 — —
—
536
Preferred Stocks 23,917 7,069 — — 30,986
Long-Term Investments — 4 — — 4
Short-Term Investments — — — 56,713 56,713
Other Securities — — — 23,996 23,996
Total Investments 273,113 1,058,841 1,676 80,709 1,414,339
Other Financial Instruments
Assets
Futures Contracts 18,121 — —
—
18,121
Foreign Currency Exchange Contracts 41 186 —
—
227
Liabilities
Futures Contracts (10,663) — —
—
(10,663)
Foreign Currency Exchange Contracts (10) (341) —
—
(351)
Total Other Financial Instruments
*
$ 7,489 $ (155) $ — $ — $ 7,334
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Emerging Markets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Emerging Markets Fund 69
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
113,341
Consumer Staples ...................................................................
87,345
Energy ....................................................................................
61,220
Financial Services ...................................................................
309,451
Health Care .............................................................................
46,577
Materials and Processing ........................................................
125,851
Producer Durables ..................................................................
55,350
Technology ..............................................................................
425,631
Utilities ...................................................................................
77,874
Preferred Stocks
Energy ....................................................................................
12,984
Financial Services ...................................................................
11,310
Materials and Processing ........................................................
1,323
Technology ..............................................................................
4,416
Utilities ...................................................................................
953
Long-Term Investments .................................................................
4
Short -Term Investments ................................................................
56,713
Other Securities ...........................................................................
23,996
Total Investments .................................................................... 1,414,339

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
70 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 97.5%
Consumer Discretionary - 14.5%
Advance Auto Parts, Inc. 9,135 1,372
Amazon.com, Inc.(Æ) 53,676 169,867
AutoZone, Inc.(Æ) 4,682 5,653
Best Buy Co., Inc. 44,114 4,393
Capri Holdings, Ltd.(Æ) 339,108 5,080
Charter Communications, Inc. Class A(Æ) 16,698 9,685
Comcast Corp. Class A 549,049 23,499
Costco Wholesale Corp. 65,676 21,380
DISH Network Corp. Class A(Æ) 406,565 13,055
Dollar General Corp. 5,400 1,028
Dollar Tree, Inc.(Æ) 5,970 557
DR Horton, Inc. 15,748 1,042
eBay, Inc. 26,648 1,473
Expedia Group, Inc. 5,900 478
Ford Motor Co. 577,447 3,817
Fox Corp. Class A 190,144 4,900
Garmin, Ltd. 46,864 4,620
General Motors Co. 29,701 739
Home Depot, Inc. (The) 75,922 20,157
Lennar Corp. Class A 2,800 203
Lennar Corp. Class B 56 3
Lowe's Cos., Inc. 185,439 27,614
McDonald's Corp. 5,663 1,100
Mohawk Industries, Inc.(Æ) 109,555 8,748
Netflix, Inc.(Æ) 62,099 30,359
Nike, Inc. Class B 460,757 44,974
nVent Electric PLC 6,066 110
O'Reilly Automotive, Inc.(Æ) 39,735 18,969
PulteGroup, Inc. 44,100 1,923
Ross Stores, Inc. 53,782 4,823
Royal Caribbean Cruises, Ltd. 10,518 512
Starbucks Corp. 215,173 16,467
Target Corp. 141,603 17,825
TJX Cos., Inc. 324,871 16,890
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 77,394 14,936
VF Corp. 26,000 1,569
ViacomCBS , Inc. Class B 23,776 620
Walmart, Inc. 228,172 29,525
Walt Disney Co. (The) 106,122 12,410
Whirlpool Corp. 35,904 5,857
Wyndham Destinations, Inc. 52,623 1,400
Wyndham Hotels & Resorts, Inc. 59,865 2,644
Yum China Holdings, Inc. 29,534 1,513
Yum! Brands, Inc. 409,853 37,317
591,106
Consumer Staples - 3.8%
Archer-Daniels-Midland Co. 26,319 1,127
Clorox Co. (The) 8,673 2,051
Coca-Cola Co. (The) 222,093 10,492
Coca-Cola European Partners PLC 298,521 12,290
Colgate-Palmolive Co. 61,225 4,727
Constellation Brands, Inc. Class A 40,881 7,285
CVS Health Corp. 310,297 19,530
Estee Lauder Cos., Inc. (The) Class A 15,812 3,124
General Mills, Inc. 30,681 1,941
Hershey Co. (The) 28,252 4,108
Hormel Foods Corp. 16,940 862
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
JM Smucker Co. (The) 10,014 1,095
Keurig Dr Pepper, Inc. 14,940 457
Kimberly-Clark Corp. 12,200 1,855
Kroger Co. (The) 86,758 3,018
Mondelez International, Inc. Class A 462,547 25,668
Monster Beverage Corp.(Æ) 68,239 5,355
PepsiCo, Inc. 131,961 18,166
Philip Morris International, Inc. 17,600 1,352
Procter & Gamble Co. (The) 165,500 21,700
Sysco Corp. 51,834 2,739
Unilever NV 89,978 5,311
Walgreens Boots Alliance, Inc. 41,201 1,677
155,930
Energy - 1.0%
Chevron Corp. 77,606 6,514
Diamondback Energy, Inc. 150,964 6,017
Exxon Mobil Corp. 184,832 7,779
Hess Corp. 115,761 5,697
Marathon Petroleum Corp. 3,280 125
Phillips 66 23,983 1,487
Pioneer Natural Resources Co. 74,579 7,228
Valero Energy Corp. 126,505 7,113
41,960
Financial Services - 17.2%
Aflac, Inc. 214,811 7,641
American Express Co. 193,075 18,018
American Tower Corp.(ö) 89,691 23,444
Ameriprise Financial, Inc. 5,878 903
Aon PLC Class A 59,306 12,171
Arthur J Gallagher & Co. 28,088 3,019
Assurant, Inc. 19,089 2,051
AvalonBay Communities, Inc.(ö) 5,000 766
Bank of America Corp. 881,489 21,931
Berkshire Hathaway, Inc. Class B(Æ) 192,065 37,602
Capital One Financial Corp. 147,276 9,396
Charles Schwab Corp. (The) 37,286 1,236
Chubb, Ltd. 124,118 15,793
Citigroup, Inc. 253,761 12,691
Citizens Financial Group, Inc. 497,247 12,337
CME Group, Inc. Class A 2,510 417
Equinix , Inc.(Æ)(ö) 45,513 35,750
Equity LifeStyle Properties, Inc. Class A(ö) 79,880 5,457
Everest Re Group, Ltd. 900 197
Fidelity National Information Services, Inc. 35,385 5,177
Fifth Third Bancorp 223,451 4,438
First Republic Bank 2,386 268
FleetCor Technologies, Inc.(Æ) 189,411 48,976
Global Payments, Inc. 47,871 8,522
Goldman Sachs Group, Inc. (The) 12,071 2,390
Hartford Financial Services Group, Inc. 153,013 6,476
HCP, Inc.(ö) 204,672 5,585
Huntington Bancshares, Inc. 831,115 7,704
Intercontinental Exchange, Inc. 163,857 15,858
JPMorgan Chase & Co. 239,075 23,104
KeyCorp 472,418 5,674
Kimco Realty Corp.(ö) 434,379 4,843
M&T Bank Corp. 71,672 7,594
Markel Corp.(Æ) 9,476 9,898

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 71
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MasterCard, Inc. Class A 63,290 19,527
MetLife, Inc. 171,966 6,509
MGM Growth Properties LLC Class A(ö) 13,400 366
Moody's Corp. 58,542 16,468
Morgan Stanley 161,650 7,901
New York Community Bancorp, Inc. 496,456 5,228
Northern Trust Corp. 44,779 3,508
PayPal Holdings, Inc.(Æ) 548,258 107,497
PNC Financial Services Group, Inc. (The) 22,409 2,390
Progressive Corp. (The) 119,565 10,802
Prologis, Inc.(ö) 57,326 6,043
Prudential Financial, Inc. 67,246 4,261
Public Storage(ö) 26,394 5,276
Raymond James Financial, Inc. 6,917 481
Regions Financial Corp. 661,387 7,183
Simon Property Group, Inc.(ö) 3 —
State Street Corp. 42,925 2,738
SVB Financial Group(Æ) 1,867 419
Synchrony Financial 264,937 5,863
T Rowe Price Group, Inc. 21,702 2,997
TD Ameritrade Holding Corp. 6,600 237
Torchmark Corp.(Æ) 60,409 4,809
Travelers Cos., Inc. (The) 33,358 3,817
Truist Financial Corp. 14,172 531
US Bancorp 555,809 20,476
Visa, Inc. Class A 332,240 63,258
Voya Financial, Inc. 21,215 1,048
Wells Fargo & Co. 135,441 3,286
Welltower , Inc.(ö) 14,818 794
Zions Bancorp NA 239,380 7,772
698,812
Health Care - 15.5%
Abbott Laboratories 481,804 48,489
AbbVie, Inc. 154,046 14,621
Alexion Pharmaceuticals, Inc.(Æ) 34,295 3,515
Amgen, Inc. 53,187 13,013
Anthem, Inc.(Æ) 60,668 16,611
Baxter International, Inc. 115,541 9,980
Becton Dickinson and Co. 137,526 38,692
Biogen, Inc.(Æ) 11,230 3,085
Boston Scientific Corp.(Æ) 282,389 10,892
Bristol-Myers Squibb Co. 19,100 1,120
Centene Corp.(Æ) 96,859 6,320
Cerner Corp. 88,688 6,159
Cigna Corp. 120,441 20,799
Eli Lilly & Co. 57,295 8,611
Gilead Sciences, Inc. 21,160 1,471
HCA Healthcare, Inc. 40,717 5,156
Henry Schein, Inc.(Æ) 149,825 10,297
Humana, Inc. 17,246 6,768
Illumina, Inc.(Æ) 81,946 31,316
Intuitive Surgical, Inc.(Æ) 80,749 55,349
IQVIA Holdings, Inc.(Æ) 36,189 5,732
Johnson & Johnson 255,014 37,171
Laboratory Corp. of America Holdings(Æ) 59,274 11,435
McKesson Corp. 76,085 11,425
Medtronic PLC 90,858 8,766
Merck & Co., Inc. 349,639 28,055
Novo Nordisk A/S - ADR 146,069 9,543
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pfizer, Inc. 262,190 10,089
Regeneron Pharmaceuticals, Inc.(Æ) 73,727 46,601
Sanofi - ADR 5,860 307
Stryker Corp. 13,945 2,696
Teleflex, Inc. 47,928 17,882
Thermo Fisher Scientific, Inc. 34,905 14,449
UnitedHealth Group, Inc. 282,277 85,469
Universal Health Services, Inc. Class B 54,426 5,981
Varian Medical Systems, Inc.(Æ) 56,489 8,062
Vertex Pharmaceuticals, Inc.(Æ) 11,953 3,251
Zimmer Biomet Holdings, Inc. 58,987 7,955
Zoetis, Inc. Class A 13,700 2,078
629,211
Materials and Processing - 3.8%
Air Products & Chemicals, Inc. 14,726 4,221
Ball Corp. 309,370 22,779
Carrier Global Corp. 231,724 6,312
Celanese Corp. Class A 82,004 7,971
Crown Holdings, Inc.(Æ) 14,346 1,027
Dow, Inc. 33,546 1,377
DuPont de Nemours, Inc. 311,516 16,660
Ecolab, Inc. 195,969 36,662
Ingevity Corp.(Æ) 4,417 258
Linde PLC(Æ) 198,629 48,685
Martin Marietta Materials, Inc. 2,605 540
Masco Corp. 34,631 1,980
PPG Industries, Inc. 4,260 459
Rio Tinto PLC - ADR 37,916 2,314
Trane Technologies PLC 48,368 5,411
156,656
Producer Durables - 8.4%
3M Co. 1,700 256
Accenture PLC Class A 56,902 12,790
Alaska Air Group, Inc. 48,296 1,663
Automatic Data Processing, Inc. 76,295 10,140
Boeing Co. (The) 4,811 760
CSX Corp. 63,100 4,502
Danaher Corp. 208,019 42,395
Deere & Co. 42,547 7,501
Eaton Corp. PLC 32,770 3,052
Flir Systems, Inc. 214,926 8,954
Fortive Corp. 2,085 146
General Dynamics Corp. 26,964 3,957
General Electric Co. 721,972 4,382
Honeywell International, Inc. 190,196 28,410
IHS Markit , Ltd.(Æ) 518,320 41,845
Illinois Tool Works, Inc. 1,831 339
Ingersoll Rand, Inc.(Æ) 14,314 452
Johnson Controls International PLC(Æ) 20,895 804
Kansas City Southern 57,146 9,821
L3Harris Technologies, Inc. 11,294 1,901
Lockheed Martin Corp. 1,670 633
Mettler -Toledo International, Inc.(Æ) 23,357 21,839
Norfolk Southern Corp. 42,340 8,138
Northrop Grumman Corp. 69,096 22,457
Otis Worldwide Corp. 94,005 5,898
PACCAR, Inc. 40,168 3,417
Parker-Hannifin Corp. 9,867 1,765

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
72 Tax-Managed U.S. Large Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Pentair PLC 6,066 260
Southwest Airlines Co. 147,980 4,571
Square, Inc. Class A(Æ) 98,551 12,797
Stanley Black & Decker, Inc. 96,898 14,856
TE Connectivity, Ltd. 27,015 2,406
Textron, Inc. 138,059 4,824
TopBuild Corp.(Æ) 3,805 502
TransDigm Group, Inc. 1,634 705
Union Pacific Corp. 162,675 28,200
United Airlines Holdings, Inc.(Æ) 140,535 4,410
Waste Management, Inc. 4,229 463
Waters Corp.(Æ) 24,577 5,239
Westinghouse Air Brake Technologies Corp. 195,761 12,174
Xerox Holdings Corp. 80,851 1,346
340,970
Technology - 28.6%
Adobe, Inc.(Æ) 71,687 31,852
Advanced Micro Devices, Inc.(Æ) 120,420 9,324
Akamai Technologies, Inc.(Æ) 3,335 375
Allegion PLC 17,438 1,734
Alphabet, Inc. Class A(Æ) 13,927 20,723
Alphabet, Inc. Class C(Æ) 63,653 94,395
Amphenol Corp. Class A 8,136 860
Analog Devices, Inc. 59,066 6,784
Apple, Inc. 410,015 174,273
Applied Materials, Inc. 109,156 7,022
ASML Holding NV 1,221 432
Autodesk, Inc.(Æ) 211,059 49,901
Booking Holdings, Inc.(Æ) 6,049 10,054
Broadcom, Inc. 42,023 13,311
CDK Global Inc. 996 45
Cisco Systems, Inc. 286,183 13,479
Citrix Systems, Inc. 25,203 3,598
Cognizant Technology Solutions Corp. Class
A 140,201 9,579
Corteva , Inc. Class W 654,032 18,679
Dell Technologies, Inc. Class C(Æ) 66,958 4,006
Electronic Arts, Inc.(Æ) 104,582 14,811
F5 Networks, Inc.(Æ) 27,264 3,705
Facebook, Inc. Class A(Æ) 417,846 105,995
Hewlett Packard Enterprise Co. Class H 17,170 169
HP, Inc.(Æ) 96,622 1,699
Intel Corp. 164,222 7,838
International Business Machines Corp. 8,600 1,057
Intuit, Inc. 111,133 34,048
Juniper Networks, Inc. 155,711 3,952
KLA Corp. 5,800 1,159
Lam Research Corp. 32,264 12,169
Leidos Holdings, Inc. 7,487 712
Lyft, Inc. Class A(Æ) 186,048 5,438
Match Group, Inc.(Æ) 283,795 29,146
Micron Technology, Inc.(Æ) 130,171 6,516
Microsoft Corp. 967,650 198,378
Motorola Solutions, Inc. 95,500 13,351
NVIDIA Corp. 61,772 26,228
NXP Semiconductors NV 10,045 1,181
Oracle Corp. 316,047 17,525
Perspecta , Inc. 10,694 229
Qorvo , Inc.(Æ) 74,161 9,504
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
QUALCOMM, Inc. 54,875 5,795
Raytheon Technologies Corp.(Æ) 229,391 13,002
Salesforce.com, Inc.(Æ) 328,427 63,994
SAP SE - ADR 59,771 9,517
Seagate Technology PLC 20,124 910
Synopsys, Inc.(Æ) 19,663 3,917
Taiwan Semiconductor Manufacturing Co.,
Ltd. - ADR 40,732 3,213
Texas Instruments, Inc. 79,192 10,101
VeriSign, Inc.(Æ) 26,379 5,584
Western Digital Corp. 1 —
Workday, Inc. Class A(Æ) 195,375 35,347
Xilinx, Inc. 417,617 44,831
1,161,447
Utilities - 4.7%
Ameren Corp. 78,490 6,298
American Electric Power Co., Inc. 26,048 2,263
AT&T, Inc. 413,559 12,233
CenterPoint Energy, Inc. 677,380 12,877
Cheniere Energy, Inc.(Æ) 5,800 287
CMS Energy Corp. 92,677 5,948
ConocoPhillips 207,273 7,750
Consolidated Edison, Inc. 82,663 6,351
Dominion Energy, Inc. 27,634 2,239
DTE Energy Co. 63,544 7,348
Duke Energy Corp. 91,833 7,782
Edison International 52,097 2,900
Entergy Corp. 160,639 16,888
Eversource Energy(Æ) 45,857 4,130
Exelon Corp. 283,038 10,928
NextEra Energy, Inc. 74,834 21,006
NiSource, Inc. 38,538 942
Pinnacle West Capital Corp. 60,913 5,061
PPL Corp. 139,730 3,720
Public Service Enterprise Group, Inc. 29,368 1,643
Sempra Energy 14,900 1,854
Southern Co. (The) 159 9
T-Mobile US, Inc.(Æ) 29,604 3,179
Verizon Communications, Inc. 533,807 30,683
WEC Energy Group, Inc.(Æ) 59,178 5,637
Xcel Energy, Inc. 137,295 9,479
189,435
Total Common Stocks
(cost $2,318,069) 3,965,527
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 37,335 135
Total Warrants and Rights
(cost $80) 135
Short-Term Investments - 2.5%
U.S. Cash Management Fund(@) 102,646,698
(∞)
102,636
Total Short-Term Investments
(cost $102,641) 102,636
Total Investments - 100.0%

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Large Cap Fund 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(identified cost $2,420,790) 4,068,298
Other Assets and Liabilities, Net
- (0.0)%
(199)
Net Assets - 100.0%
4,068,099

Russell Investment Company
Tax-Managed U.S. Large Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
74 Tax-Managed U.S. Large Cap Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 591,106 $ — $ —
$ —
$ 591,106
Consumer Staples 155,930 — —
—
155,930
Energy 41,960 — —
—
41,960
Financial Services 698,812 — —
—
698,812
Health Care 629,211 — —
—
629,211
Materials and Processing 156,656 — —
—
156,656
Producer Durables 340,970 — —
—
340,970
Technology 1,161,447 — —
—
1,161,447
Utilities 189,435 — —
—
189,435
Warrants and Rights 135 — —
—
135
Short-Term Investments — — —
102,636
102,636
Total Investments 3,965,662 — — 102,636 4,068,298
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 75
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.4%
Consumer Discretionary - 14.2%
1-800-Flowers.com, Inc. Class A(Æ)(Ñ) 14,360 406
Aaron's, Inc. Class A 26,376 1,376
Abercrombie & Fitch Co. Class A 21,379 206
AMC Entertainment Holdings, Inc. Class
A(Ñ) 22,361 90
AMC Networks, Inc. Class A(Æ)(Ñ) 34,673 801
American Eagle Outfitters, Inc.(Ñ) 181,973 1,820
American Public Education, Inc.(Æ) 6,747 196
Aramark Services, Inc. 14,731 311
Bassett Furniture Industries, Inc. 22,455 197
BBX Capital Corp.(Æ) 5,993 83
Beazer Homes USA, Inc.(Æ) 39,527 442
Bed Bath & Beyond, Inc. 27,391 296
Big Lots, Inc. 6,358 250
Biglari Holdings, Inc. Class B(Æ) 392 25
BJ's Restaurants, Inc. 11,885 238
BJ's Wholesale Club Holdings, Inc.(Æ) 10,141 406
Bloomin ' Brands, Inc.(Ñ) 281,130 3,239
Bluegreen Vacations Corp. 40,943 295
Boot Barn Holdings, Inc.(Æ)(Ñ) 14,265 276
BorgWarner, Inc. 16,984 622
Boyd Gaming Corp. 15,720 372
Brinker International, Inc.(Ñ) 34,452 926
Brunswick Corp. 24,935 1,670
Burlington Stores, Inc.(Æ) 10,156 1,909
Cable One, Inc. 1,352 2,464
Caleres , Inc. 34,500 218
Callaway Golf Co. 14,281 272
Capri Holdings, Ltd.(Æ) 22,242 333
Carter's, Inc. 8,753 689
Carvana Co.(Æ)(Ñ) 1,552 241
Central Garden & Pet Co. Class A(Æ) 5,797 201
Century Casinos, Inc.(Æ) 39,565 159
Century Communities, Inc.(Æ) 18,164 647
Cheesecake Factory, Inc. (The)(Ñ) 95,464 2,291
Chegg , Inc.(Æ) 37,464 3,034
Children's Place, Inc. (The)(Ñ) 9,875 241
Churchill Downs, Inc. 5,570 772
Cinemark Holdings, Inc.(Ñ) 16,405 194
Citi Trends, Inc. 32,396 558
Conn's, Inc.(Æ) 29,533 294
Container Store Group, Inc. (The)(Æ)(Ñ) 109,860 379
Cooper Tire & Rubber Co. 16,993 528
Cooper-Standard Holdings, Inc.(Æ) 12,266 131
Cracker Barrel Old Country Store, Inc.(Ñ) 700 77
Dana Holding Corp. 34,276 392
Darden Restaurants, Inc. 14,269 1,083
Dave & Buster's Entertainment, Inc.(Ñ) 233,178 2,877
Deckers Outdoor Corp.(Æ) 9,224 1,930
Del Taco Restaurants, Inc.(Æ) 74,499 570
Delta Apparel, Inc.(Æ) 10,694 151
Dick's Sporting Goods, Inc. 36,331 1,657
Domino's Pizza, Inc. 7,114 2,750
Dorman Products, Inc.(Æ) 13,648 1,116
Entercom Communications Corp. Class A 125,004 175
Ethan Allen Interiors, Inc. 16,761 198
Express, Inc.(Æ) 245,536 248
First Cash Financial Services, Inc. 15,685 904
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Five Below, Inc.(Æ) 28,558 3,110
Fortune Brands Home & Security, Inc. 7,667 587
Genesco, Inc.(Æ) 13,849 215
Gentex Corp. 12,980 350
Gentherm , Inc.(Æ) 38,134 1,478
G-III Apparel Group, Ltd.(Æ) 39,239 388
GMS, Inc.(Æ) 8,715 204
Goodyear Tire & Rubber Co. (The) 35,099 316
Grand Canyon Education, Inc.(Æ) 21,877 1,941
Gray Television, Inc.(Æ) 19,718 283
Group 1 Automotive, Inc. 2,622 220
H&R Block, Inc. 5,376 78
Hamilton Beach Brands Holding Co. Class A 22,559 343
Harley-Davidson, Inc. 19,169 499
Hemisphere Media Group, Inc. Class A(Æ) 18,766 165
Hillenbrand, Inc. 10,655 311
Hilton Grand Vacations, Inc.(Æ) 14,163 288
Hooker Furniture Corp. 9,225 197
IAC Interactive Corp.(Æ) 2,158 286
iHeartMedia , Inc. Class A(Æ)(Ñ) 114,534 958
IMAX Corp.(Æ) 13,092 148
International Game Technology PLC(Ñ) 47,959 473
Interpublic Group of Cos., Inc. (The) 14,186 256
J Alexander's Holdings, Inc.(Æ) 52,035 209
Jack in the Box, Inc. 27,794 2,282
K12, Inc.(Æ) 10,073 461
Kohl's Corp. 26,737 509
Kontoor Brands, Inc. 53,769 1,030
Kura Sushi, Inc. Class A(Æ) 15,144 157
L Brands, Inc. 27,381 668
Laureate Education, Inc. Class A(Æ) 15,582 198
Lee Enterprises, Inc.(Æ)(Ñ) 161,646 140
Leggett & Platt, Inc. 4,525 181
LGI Homes, Inc.(Æ)(Ñ) 2,560 292
Liberty Braves Group Class C(Æ) 42,246 788
Liberty Media Corp.-Liberty Braves Class
A(Æ) 17,145 324
Liberty Media Corp.-Liberty Formula One
Class C(Æ) 5,388 191
Liberty SiriusXM Group Class C(Æ) 44,143 1,545
Lithia Motors, Inc. Class A 19,481 4,464
LKQ Corp.(Æ) 42,380 1,195
M/I Homes, Inc.(Æ) 5,931 247
Madison Square Garden Entertainment Corp.
(Æ) 7,684 545
Madison Square Garden Sports Corp. Class
A(Æ) 10,147 1,560
Marcus Corp. 17,473 241
MarineMax , Inc.(Æ) 10,543 293
Marriott Vacations Worldwide Corp. 3,906 331
MDC Holdings, Inc. 8,164 366
Meritage Homes Corp.(Æ) 5,627 558
Meritor, Inc.(Æ) 13,699 312
Michaels Cos., Inc. (The)(Æ)(Ñ) 57,169 411
Mohawk Industries, Inc.(Æ) 6,071 485
Monro Muffler Brake, Inc.(Ñ) 28,154 1,585
Murphy USA, Inc.(Æ) 1,877 249
Nautilus, Inc.(Æ) 5,201 54
Newage , Inc.(Æ) 76,418 173
Newell Rubbermaid, Inc. 22,052 362

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
76 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
News Corp. Class A 14,211 181
Nexstar Media Group, Inc. Class A 44,255 3,879
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 30,882 421
nVent Electric PLC 18,606 338
NVR, Inc.(Æ) 153 601
Ollie's Bargain Outlet Holdings, Inc.(Æ)(Ñ) 38,858 4,084
OneSpaWorld Holdings, Ltd.(Æ) 33,234 185
Penn National Gaming, Inc.(Æ)(Ñ) 14,570 493
Pico Holdings, Inc.(Æ) 75,862 616
Points International, Ltd.(Æ) 21,041 195
Pool Corp. 12,749 4,038
PulteGroup, Inc. 22,204 968
PVH Corp. 39,657 1,930
QuinStreet , Inc.(Æ) 58,446 682
Qurate Retail, Inc. Class A(Æ) 159,448 1,740
RCI Hospitality Holdings, Inc. 22,182 268
Red Robin Gourmet Burgers, Inc.(Æ)(Ñ) 40,335 353
Saga Communications, Inc. Class A 3,985 93
Sensata Technologies Holding PLC(Æ) 7,563 287
Service Corp. International 12,051 523
ServiceMaster Global Holdings, Inc.(Æ) 39,775 1,626
Shoe Carnival, Inc. 6,564 161
Signet Jewelers, Ltd. 22,099 237
Sinclair Broadcast Group, Inc. Class A(Ñ) 25,353 522
Skechers USA, Inc. Class A(Æ) 27,104 794
Stamps.com, Inc.(Æ) 1,989 518
Strategic Eduation , Inc.(Æ) 8,382 1,058
Taylor Morrison Home Corp. Class A(Æ) 20,519 481
TEGNA, Inc. 6,655 78
Tempur Sealy International, Inc.(Æ) 2,227 180
Texas Roadhouse, Inc. Class A 9,894 556
Toll Brothers, Inc. 16,127 616
Tractor Supply Co. 9,321 1,331
Transcat , Inc.(Æ) 5,568 155
Travelzoo , Inc.(Æ) 28,260 173
TRI Pointe Group, Inc.(Æ) 33,493 560
Tupperware Brands Corp. 77,644 1,198
Twin River Worldwide Holdings, Inc. 16,594 358
Under Armour , Inc. Class A(Æ) 37,466 394
Urban Outfitters, Inc.(Æ)(Ñ) 88,203 1,459
Vail Resorts, Inc. 544 105
Vera Bradley, Inc.(Æ) 111,444 489
Virgin Galactic Holdings, Inc.(Æ)(Ñ) 12,881 289
VOXX International Corp. Class A(Æ) 52,572 343
Wendy's Co. (The) 17,181 398
Willis Lease Finance Corp.(Æ) 21,638 422
Wolverine World Wide, Inc. 90,425 2,174
WW International, Inc.(Æ) 12,262 316
Wyndham Destinations, Inc. 2,673 71
Wyndham Hotels & Resorts, Inc. 14,798 654
Wynn Resorts, Ltd. 11,131 806
YETI Holdings, Inc.(Æ) 8,835 432
ZAGG, Inc.(Æ)(Ñ) 48,332 138
Zillow Group, Inc.(Æ)(Ñ) 4,441 304
120,997
Consumer Staples - 2.7%
B&G Foods, Inc. Class A(Ñ) 17,462 505
Calavo Growers, Inc.(Ñ) 2,102 121
Casey's General Stores, Inc. 17,162 2,732
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Church & Dwight Co., Inc. 9,774 942
Core-Mark Holding Co., Inc. 500 13
Energizer Holdings, Inc.(Ñ) 15,403 772
Freshpet , Inc.(Æ) 11,318 1,087
Greenlane Holdings, Inc. Class A(Æ) 104,221 402
Grocery Outlet Holding Corp.(Æ) 35,350 1,555
Hain Celestial Group, Inc. (The)(Æ) 8,981 305
Herbalife Nutrition, Ltd.(Æ)(Ñ) 5,926 304
J&J Snack Foods Corp. 1,762 217
Lancaster Colony Corp. 8,002 1,269
Maui Land & Pineapple Co., Inc.(Æ) 2,740 29
Medifast , Inc. 15,708 2,625
MGP Ingredients, Inc.(Ñ) 5,280 191
Natural Grocers by Vitamin Cottage, Inc. 37,215 589
Nomad Foods, Ltd.(Æ) 103,406 2,385
Nu Skin Enterprises, Inc. Class A 20,503 920
Performance Food Group Co.(Æ) 5,696 160
PetMed Express, Inc.(Ñ) 4,814 150
Pilgrim's Pride Corp.(Æ) 89,985 1,381
Post Holdings, Inc.(Æ) 10,053 892
Rite Aid Corp.(Æ)(Ñ) 9,150 139
Sanderson Farms, Inc. 9,770 1,089
Seaboard Corp. 199 538
SpartanNash Co. 12,657 266
Spectrum Brands Holdings, Inc. 3,435 186
Sprouts Farmers Market, Inc.(Æ) 16,574 437
United Natural Foods, Inc.(Æ) 10,455 208
US Foods Holding Corp.(Æ) 27,704 562
Village Super Market, Inc. Class A 3,982 101
Weis Markets, Inc.(Ñ) 6,526 325
23,397
Energy - 1.9%
AgroFresh Solutions, Inc.(Æ) 40,898 100
Algonquin Power & Utilities Corp. 83,868 1,157
Berry Petroleum Corp. 66,534 313
Cabot Oil & Gas Corp. 90,103 1,685
Callon Petroleum Co.(Æ)(Ñ) 225,865 258
ChampionX Corp.(Æ) 31,155 296
Cimarex Energy Co. 40,676 995
CONSOL Energy, Inc.(Æ) 31,169 183
Delek US Holdings, Inc. 18,526 324
Enphase Energy, Inc.(Æ) 2,701 163
EQT Corp. 25,760 374
First Solar, Inc.(Æ)(Ñ) 8,869 528
Gores Holdings, Inc. Class A(Æ) 249,233 3,160
Gulfport Energy Corp.(Æ) 146,134 148
Helix Energy Solutions Group, Inc.(Æ) 138,158 579
HollyFrontier Corp. 14,452 397
Liberty Oilfield Services, Inc. Class A(Ñ) 80,925 457
Marathon Oil Corp. 88,278 485
Matador Resources Co.(Æ)(Ñ) 38,825 337
Matrix Service Co.(Æ) 26,526 232
NACCO Industries, Inc. Class A 7,083 155
Ormat Technologies, Inc. 11,237 669
Parsley Energy, Inc. Class A 140,864 1,547
PBF Energy, Inc. Class A 18,001 156
ProPetro Holding Corp.(Æ) 64,137 344
Ramaco Resources, Inc.(Æ)(Ñ) 34,422 76
Renewable Energy Group, Inc.(Æ) 9,800 270

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 77
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Ring Energy, Inc.(Æ)(Ñ) 119,257 131
SEACOR Holdings, Inc.(Æ) 8,393 244
Smart Sand, Inc.(Æ)(Ñ) 234,133 274
SolarEdge Technologies, Inc.(Æ) 944 165
Solaris Oilfield Infrastructure, Inc. Class A 23,079 168
Trecora Resources(Æ) 10,952 63
Warrior Met Coal, Inc. 12,640 201
16,634
Financial Services - 21.4%
Agree Realty Corp.(ö) 21,185 1,419
Alexandria Real Estate Equities, Inc.(ö) 3,627 644
Alliance Data Systems Corp. 9,644 428
Ally Financial, Inc. 77,389 1,556
Alpine Income Property Trust, Inc.(ö) 52,058 731
Altabank Corp.(Æ) 5,621 105
Amalgamated Bank Class A 21,395 247
American Equity Investment Life Holding
Co. 167,832 4,271
American Homes 4 Rent Class A(ö) 9,689 281
American Realty Investors, Inc.(Æ) 18,767 173
Americold Realty Trust(Ñ)(ö) 20,221 816
Ameris Bancorp 8,680 200
Apple Hospitality REIT, Inc.(ö) 26,356 232
Argo Group International Holdings, Ltd. 15,236 511
Associated Banc-Corp. 42,723 549
Assurant, Inc. 5,539 595
Assured Guaranty, Ltd. 33,886 740
Athene Holding, Ltd. Class A(Æ) 22,488 725
Atlantic Capital Bancshares, Inc.(Æ) 25,015 250
Atlantic Union Bankshares Corp.(Æ) 10,369 234
Auburn National Bancorporation, Inc.(Ñ) 2,277 104
Axis Capital Holdings, Ltd. 5,244 210
Axos Financial, Inc.(Æ) 11,130 249
Banc of California, Inc. 19,127 205
Bancorp, Inc. (The)(Æ) 29,842 281
BancorpSouth Bank 21,353 447
Bank of NT Butterfield & Son, Ltd. (The) 26,529 691
Bank of Princeton (The) 6,047 109
Bank OZK(Ñ) 39,979 962
Bank7 Corp. 18,439 183
BankUnited , Inc. 104,076 2,096
Bankwell Financial Group, Inc. 542 8
Banner Corp. 10,529 373
Baycom Corp.(Æ) 29,182 300
BCB Bancorp, Inc. 13,600 109
Benefytt Technologies, Inc.(Æ) 11,865 367
BGC Partners, Inc. Class A 337,372 935
BOK Financial Corp. 7,416 413
Brighthouse Financial, Inc.(Æ) 26,837 761
Broadridge Financial Solutions, Inc. 6,755 907
Business First Bancshares, Inc. 14,890 203
Byline Bancorp, Inc. 41,541 538
C&F Financial Corp. 3,148 92
Cadence Bancorp 88,593 692
California Bancorp, Inc.(Æ) 11,005 144
Camden Property Trust(ö) 3,242 294
Cannae Holdings, Inc.(Æ) 82,694 3,116
Carter Bank & Trust 38,661 273
CatchMark Timber Trust, Inc. Class A(ö) 21,728 212
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cathay General Bancorp 16,748 405
Central Valley Community Bancorp 16,305 214
Century Bancorp, Inc. Class A 2,407 168
Chemung Financial Corp. 464 13
Cherry Hill Mortgage Investment Corp.(ö) 2,072 19
Chimera Investment Corp.(ö) 17,049 153
Citizens & Northern Corp. 7,130 126
Civista Bancshares, Inc. 8,934 117
CNO Financial Group, Inc. 189,924 2,868
Cohen & Steers, Inc. 13,642 821
Colony Bankcorp , Inc. 20,710 221
Columbia Banking System, Inc. 64,035 1,853
Columbia Financial, Inc.(Æ) 70,255 845
Commerce Union Bancshares, Inc. 11,177 165
Community Bank System, Inc. 28,319 1,592
Community Bankers Trust Corp. 27,603 142
ConnectOne Bancorp, Inc. 15,388 212
CoreSite Realty Corp. Class A(ö) 4,273 551
County Bancorp, Inc. 15,612 290
Cousins Properties, Inc.(ö) 12,352 379
Cowen Group, Inc. Class A 14,709 242
Credit Acceptance Corp.(Æ)(Ñ) 394 184
Curo Group Holdings Corp. 22,952 160
Customers Bancorp, Inc.(Æ) 76,169 903
CVB Financial Corp. 10,947 198
CyrusOne , Inc.(ö) 15,219 1,270
Discover Financial Services 20,475 1,012
Duke Realty Corp.(ö) 52,523 2,111
Dynex Capital, Inc.(ö) 19,881 307
Eagle Bancorp, Inc. 14,929 449
Elevate Credit, Inc.(Æ) 22,397 43
Ellington Financial, Inc.(ö) 6,658 78
Encore Capital Group, Inc.(Æ) 5,663 207
Enova International, Inc.(Æ) 30,176 486
EPR Properties(ö) 9,375 268
Equity Bancshares, Inc. Class A(Æ) 24,876 352
Equity LifeStyle Properties, Inc. Class A(ö) 19,368 1,323
Erie Indemnity Co. Class A 4,852 1,020
Esquire Financial Holdings, Inc.(Æ) 4,961 77
ESSA Bancorp, Inc. 301 4
Essent Group, Ltd. 10,157 364
Euronet Worldwide, Inc.(Æ) 10,811 1,039
Evans Bancorp, Inc. 2,538 56
Everest Re Group, Ltd. 1,556 340
FactSet Research Systems, Inc. 4,286 1,484
Fair Isaac Corp.(Æ) 9,448 4,149
FB Financial Corp. 10,199 259
Federal Agricultural Mortgage Corp. Class C 4,641 276
Federated Hermes, Inc. Class B 7,801 206
First Bancorp 106,817 581
First Bancshares, Inc. 10,613 211
First Choice Bancorp 9,018 136
First Citizens Bancshares, Inc. Class A 2,334 994
First Commonwealth Financial Corp. 80,511 634
First Community Bancshares, Inc.(Ñ) 12,323 241
First Foundation, Inc. 11,197 172
First Hawaiian, Inc. 36,551 635
First Horizon National Corp. 196,409 1,821
First Industrial Realty Trust, Inc.(ö) 54,380 2,388
First Internet Bancorp 12,239 179

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
78 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
First Merchants Corp. 18,047 441
First Mid-Illinois Bancshares, Inc. 10,471 256
First Republic Bank 25,467 2,865
First Savings Financial Group, Inc. 3,179 135
First United Corp. 15,255 165
First Western Financial, Inc.(Æ) 17,561 248
Flushing Financial Corp. 24,978 277
FNB Corp. 184,470 1,367
Forestar Group, Inc.(Æ) 25,613 443
Four Corners Property Trust, Inc.(ö) 7,233 182
Franklin Financial Services Corp. 2,594 63
FRP Holdings, Inc.(Æ) 100 4
FVC Bankcorp , Inc.(Æ) 7,494 74
Gaming and Leisure Properties, Inc.(ö) 111,758 4,047
Genworth Financial, Inc. Class A(Æ) 108,399 221
Glacier Bancorp, Inc. 37,575 1,327
Globe Life, Inc.(Æ) 8,772 698
Granite Point Mortgage Trust, Inc.(Ñ)(ö) 34,700 236
Great Ajax Corp.(ö) 38,988 336
Great Western Bancorp, Inc. 19,729 256
Green Dot Corp. Class A(Æ) 20,090 1,018
Hallmark Financial Services, Inc.(Æ) 83,396 237
Hancock Holding Co. 7,862 150
Hanover Insurance Group, Inc. (The) 23,918 2,437
HarborOne Bancorp, Inc. 18,935 164
HBT Financial, Inc. 11,802 142
Healthcare Realty Trust, Inc.(ö) 47,094 1,380
Heartland Financial USA, Inc. 4,204 131
Heritage Commerce Corp. 5,846 40
Hersha Hospitality Trust Class A(ö) 82,804 394
Hilltop Holdings, Inc. 13,181 257
Home Bancorp, Inc. 10,098 236
Home BancShares , Inc. 40,342 659
HomeStreet , Inc. 12,145 321
HomeTrust Bancshares, Inc. 26,221 378
Hope Bancorp, Inc. 63,110 532
Houlihan Lokey , Inc. Class A 15,496 849
Howard Bancorp, Inc.(Æ) 15,987 152
Howard Hughes Corp. (The)(Æ) 49,829 2,650
Hudson Pacific Properties, Inc.(ö) 23,318 550
Independence Realty Trust, Inc.(Ñ)(ö) 61,288 705
Independent Bank Corp. 16,205 226
Independent Bank Group, Inc. 20,643 907
International Bancshares Corp. 12,549 382
Invesco Mortgage Capital, Inc.(Ñ)(ö) 152,749 469
Investar Holding Corp. 12,061 161
Invitation Homes, Inc.(ö) 9,266 276
iStar , Inc.(ö) 15,472 180
Jack Henry & Associates, Inc. 4,909 875
Janus Henderson Group PLC(Ñ) 24,330 508
JBG Smith Properties(ö) 256 7
Jefferies Financial Group, Inc.(Æ) 9,602 156
Jones Lang LaSalle, Inc. 11,794 1,167
Kearny Financial Corp. 108,643 874
Kennedy-Wilson Holdings, Inc. 5,795 86
KeyCorp 15,209 183
Ladder Capital Corp. Class A(ö) 28,300 220
Lamar Advertising Co. Class A(ö) 5,068 333
Lazard, Ltd. Class A 23,853 699
LendingTree , Inc.(Æ)(Ñ) 1,807 626
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Life Storage, Inc.(Æ)(ö) 4,997 490
Limestone Bancorp. Inc.(Æ) 32,199 341
Lincoln National Corp. 53,278 1,986
Live Oak Bancshares, Inc. 8,927 152
Macerich Co. (The)(Ñ)(ö) 1,019 8
Mackinac Financial Corp. 23,475 214
MainStreet Bancshares, Inc.(Æ) 29,072 376
MarketAxess Holdings, Inc. 4,731 2,445
Marlin Business Services Corp. 19,503 143
Medical Properties Trust, Inc.(ö) 207,776 4,183
Meridian Bancorp, Inc. 26,523 303
Meridian Corp. 17,341 260
Meta Financial Group, Inc. 18,377 343
MFA Financial, Inc.(ö) 136,621 359
MGIC Investment Corp. 87,321 722
Mid-America Apartment Communities, Inc.
(ö) 16,377 1,952
MMA Capital Holdings, Inc.(Æ) 15,918 394
Mr. Cooper Group, Inc.(Æ) 20,365 333
MSCI, Inc. Class A 10,386 3,905
National Bank Holdings Corp. Class A 5,418 151
National General Holdings Corp. 70,637 2,401
National Health Investors, Inc.(ö) 6,615 410
National Western Life Group, Inc. Class A 2,373 462
New York Mortgage Trust, Inc.(ö) 129,643 340
Newmark Group, Inc. Class A 165,796 675
NexPoint Residential Trust, Inc.(ö) 10,015 383
NMI Holdings, Inc. Class A(Æ) 65,675 1,019
Oak Valley Bancorp 14,749 189
ODP Corp. (The)(Æ) 8,873 196
OFG Bancorp 134,940 1,765
Old National Bancorp 27,918 391
Old Second Bancorp, Inc. 88,864 739
Oportun Financial Corp.(Æ) 26,265 376
Origin Bancorp, Inc. 14,077 334
Pacific Premier Bancorp, Inc. 18,394 386
PacWest Bancorp 75,686 1,383
PCB Bancorp(Æ) 4,505 41
PCSB Financial Corp. 35,217 392
PDL Community Bancorp(Æ) 16,806 153
Peapack Gladstone Financial Corp. 36,967 602
Pebblebrook Hotel Trust(ö) 21,804 231
PennyMac Financial Services, Inc. 4,710 227
PennyMac Mortgage Investment Trust(ö) 27,955 527
Peoples Bancorp, Inc. 9,702 161
Physicians Realty Trust(ö) 57,926 1,045
Pinnacle Financial Partners, Inc. 4,944 196
Popular, Inc. 31,311 1,162
Postal Realty Trust, Inc. Class A(ö) 23,049 339
Potlatch Corp.(ö) 44,199 1,892
Preferred Bank 5,110 190
Primerica, Inc. 2,921 350
Prosperity Bancshares, Inc. 5,023 279
Provident Financial Services, Inc. 102,752 941
PS Business Parks, Inc.(ö) 4,739 654
QTS Realty Trust, Inc. Class A(ö) 6,828 491
Radian Group, Inc. 51,019 761
Raymond James Financial, Inc. 8,504 591
Rayonier, Inc.(ö) 14,986 416
RBB Bancorp 18,305 234

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 79
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Realogy Holdings Corp. 23,624 214
Reinsurance Group of America, Inc. Class A 2,529 216
RenaissanceRe Holdings, Ltd. 1,743 314
Renasant Corp. 12,549 292
Republic First Bancorp, Inc.(Æ) 98,468 229
Richmond Mutual BanCorp , Inc. 24,890 287
Riverview Bancorp, Inc. 13,033 64
RLJ Lodging Trust(ö) 30,482 244
RMR Group, Inc. (The) Class A 2,668 77
Ryman Hospitality Properties, Inc.(ö) 4,049 130
Sabra Health Care REIT, Inc.(ö) 41,389 610
Sandy Spring Bancorp, Inc. 5,719 132
Santander Consumer USA Holdings, Inc.(Ñ) 12,870 236
Sculptor Capital Management, Inc. 3,929 49
Security National Financial Corp. Class A(Æ) 44,447 273
Select Bancorp, Inc.(Æ) 19,783 155
Selective Insurance Group, Inc. 41,173 2,237
Signature Bank 14,951 1,533
SLM Corp. 75,562 512
Southern First Bancshares, Inc.(Æ) 6,087 149
Spirit of Texas Bancshares, Inc.(Æ) 25,388 296
Spirit Realty Capital, Inc.(ö) 9,238 318
St. Joe Co. (The)(Æ)(Ñ) 28,774 593
Starwood Property Trust, Inc.(ö) 168,758 2,523
Sterling Bancorp 142,789 948
Summit Hotel Properties, Inc.(ö) 6,700 35
Sun Communities, Inc.(ö) 13,480 2,021
SVB Financial Group(Æ) 14,734 3,304
Synovus Financial Corp. 33,737 680
TCF Financial Corp. 100,993 2,776
Tejon Ranch Co.(Æ) 9,349 134
Terreno Realty Corp.(ö) 22,007 1,337
Territorial Bancorp, Inc. 2,603 57
Texas Capital Bancshares, Inc.(Æ) 28,980 963
Third Point Reinsurance, Ltd.(Æ) 32,283 251
Tradeweb Markets Inc. Class A 18,095 978
Transcontinental Realty Investors, Inc.(Æ) 5,009 118
TriState Capital Holdings, Inc.(Æ) 14,306 190
Triumph Bancorp, Inc.(Æ) 6,648 174
TrustCo Bank Corp. 12,366 72
Two Harbors Investment Corp.(ö) 110,592 601
UMB Financial Corp. 6,975 347
Umpqua Holdings Corp. 130,940 1,421
United Bankshares , Inc. 12,892 339
United Community Banks, Inc. 9,570 172
Universal Insurance Holdings, Inc. 8,695 152
Unum Group 41,015 707
Veritex Holdings, Inc. 21,695 363
Virtus Investment Partners, Inc. 1,898 258
Voya Financial, Inc. 75,748 3,742
Waddell & Reed Financial, Inc. Class A(Ñ) 20,299 296
Walker & Dunlop, Inc. 6,326 319
Webster Financial Corp. 21,173 577
Western Alliance Bancorp 20,504 737
WEX, Inc.(Æ) 1,479 234
Wintrust Financial Corp. 3,628 155
World Acceptance Corp.(Æ)(Ñ) 5,306 394
WR Berkley Corp. 5,746 355
WSFS Financial Corp. 8,031 229
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Zions Bancorp NA 8,633 280
183,135
Health Care - 13.4%
1Life Healthcare, Inc.(Æ)(Ñ) 7,479 221
Acadia Healthcare Co., Inc.(Æ) 5,395 161
Acceleron Pharma, Inc.(Æ) 1,634 162
AcelRx Pharmaceuticals, Inc.(Æ) 148,743 162
Aduro Biotech, Inc. Class A(Æ) 76,957 217
Agios Pharmaceuticals, Inc.(Æ) 18,717 848
Akcea Therapeutics, Inc.(Æ)(Ñ) 17,481 190
Align Technology, Inc.(Æ) 9,207 2,705
Alkermes PLC(Æ) 22,920 413
Alnylam Pharmaceuticals, Inc.(Æ) 2,931 427
Amicus Therapeutics, Inc.(Æ) 44,724 646
AMN Healthcare Services, Inc.(Æ) 9,237 507
Anika Therapeutics, Inc.(Æ) 17,052 621
Applied Genetic Technologies Corp.(Æ) 28,772 152
Arena Pharmaceuticals, Inc.(Æ) 2,330 143
Arrowhead Pharmaceuticals, Inc.(Æ) 3,295 142
Artara Therapeutics, Inc.(Æ) 9,999 249
Avenue Therapeutics, Inc.(Æ) 14,160 143
Bellerphon Therapeutics, Inc.(Æ) 12,620 162
Beyound Air, Inc.(Æ) 28,916 180
Bio-Rad Laboratories, Inc. Class A(Æ) 2,258 1,185
BioSpecifics Technologies Corp.(Æ) 4,821 302
Bio- Techne Corp.(Æ) 18,458 5,079
BioTelemetry , Inc.(Æ) 56,462 2,403
Bluebird Bio, Inc.(Æ)(Ñ) 10,408 632
Blueprint Medicines Corp.(Æ) 6,739 493
BridgeBio Pharma, Inc.(Æ)(Ñ) 5,430 153
Cassava Sciences, Inc.(Æ) 68,267 216
Catabasis Pharmaceuticals, Inc.(Æ) 51,989 301
Catalyst Biosciences, Inc.(Æ) 55,386 283
Centene Corp.(Æ) 33,693 2,198
Change Healthcare, Inc.(Æ) 89,321 1,041
Charles River Laboratories International,
Inc.(Æ) 10,313 2,052
Checkpoint Therapeutics, Inc.(Æ) 81,994 185
Chembio Diagnostics, Inc.(Æ)(Ñ) 34,481 191
Chemed Corp. 4,665 2,296
ChemoCentryx , Inc.(Æ) 8,184 431
Cidara Therapeutics, Inc.(Æ) 43,806 160
Cohbar , Inc.(Æ) 68,110 101
Cooper Cos., Inc. (The) 2,058 582
CorMedix , Inc.(Æ)(Ñ) 47,960 213
CorVel Corp.(Æ) 7,598 604
DermTech , Inc.(Æ) 12,113 128
DexCom , Inc.(Æ) 2,330 1,015
Eagle Pharmaceuticals, Inc.(Æ) 14,385 667
Electomed , Inc.(Æ) 10,510 174
Eloxx Pharmaceuticals, Inc.(Æ) 51,384 143
Emergent BioSolutions , Inc.(Æ) 6,016 669
Encompass Health Corp.(Æ) 8,083 550
Ensign Group, Inc. (The) 29,828 1,372
Envista Holdings Corp.(Æ) 40,051 876
Enzo Biochem , Inc.(Æ) 69,842 166
ETON Pharmaceuticals, Inc.(Æ) 36,079 241
Evolus , Inc.(Æ)(Ñ) 60,884 198
Exact Sciences Corp.(Æ) 8,202 777

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
80 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Exelixis , Inc.(Æ) 15,978 369
FibroGen , Inc.(Æ)(Ñ) 9,082 368
Five Star Senior Living, Inc.(Æ) 40,238 183
Global Blood Therapeutics, Inc.(Æ) 7,324 494
Globus Medical, Inc. Class A(Æ) 22,410 1,080
Haemonetics Corp.(Æ) 20,950 1,836
Halozyme Therapeutics, Inc.(Æ) 7,240 197
Harrow Health, Inc.(Æ) 29,748 163
HealthEquity , Inc.(Æ) 34,223 1,765
Henry Schein, Inc.(Æ) 17,551 1,206
Heron Therapeutics, Inc.(Æ) 8,303 135
Horizon Therapeutics PLC(Æ) 24,512 1,500
Icon PLC(Æ) 18,708 3,470
ICU Medical, Inc.(Æ) 4,953 910
Immunomedics , Inc.(Æ) 5,706 241
Insulet Corp.(Æ) 1,159 236
Integra LifeSciences Holdings Corp.(Æ) 39,554 1,889
Intersect ENT, Inc.(Æ) 20,433 351
Invitae Corp.(Æ) 8,098 236
Ionis Pharmaceuticals, Inc.(Æ) 13,621 784
Iovance Biotherapeutics , Inc.(Æ) 10,944 318
Ironwood Pharmaceuticals, Inc. Class A(Æ) 20,471 188
Jazz Pharmaceuticals PLC(Æ) 2,095 227
Laboratory Corp. of America Holdings(Æ) 7,934 1,531
Larimar Therapeutics, Inc.(Æ)(Ñ) 13,163 145
LHC Group, Inc.(Æ) 22,028 4,298
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ) 49,720 5,826
Livongo Health, Inc.(Æ)(Ñ) 14,641 1,863
Lyra Therapeutics, Inc.(Æ) 13,688 183
Magellan Health, Inc.(Æ) 10,957 813
Magenta Therapeutics, Inc.(Æ) 16,680 117
Mallinckrodt PLC(Æ)(Ñ) 71,193 159
Marker Therapeutics, Inc.(Æ)(Ñ) 62,744 126
MEDNAX, Inc.(Æ) 15,668 313
Milestone Scientific, Inc.(Æ) 95,193 184
Minerva Neurosciences, Inc.(Æ) 46,927 164
Mirati Therapeutics, Inc.(Æ) 2,158 262
Moderna , Inc.(Æ)(Ñ) 1,559 116
Molina Healthcare, Inc.(Æ) 4,848 895
Momenta Pharmaceuticals, Inc.(Æ) 15,991 472
MyoKardia , Inc.(Æ) 6,086 549
Myriad Genetics, Inc.(Æ) 58,046 701
Natera , Inc.(Æ) 3,441 165
Nektar Therapeutics(Æ)(Ñ) 31,209 692
Neogen Corp.(Æ) 9,675 743
NeoGenomics , Inc.(Æ) 56,216 2,149
Neurocrine Biosciences, Inc.(Æ) 6,053 729
Nevro Corp.(Æ) 3,444 458
Novavax , Inc.(Æ) 1,193 171
Omnicell , Inc.(Æ) 19,108 1,343
OncoCyte Corp.(Æ) 128,148 173
Orgenesis , Inc.(Æ) 36,211 200
PAVMed , Inc.(Æ) 81,663 163
PDL BioPharma , Inc.(Æ) 177,357 564
Pennant Group, Inc. (The)(Æ) 14,915 374
Perrigo Co. PLC 5,209 276
PhaseBio Pharmaceuticals, Inc.(Æ)(Ñ) 32,923 132
PRA Health Sciences, Inc.(Æ) 16,172 1,723
Premier, Inc. Class A 6,505 227
PTC Therapeutics, Inc.(Æ) 14,200 658
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Quest Diagnostics, Inc. 7,338 932
Quidel Corp.(Æ) 4,456 1,259
Reata Pharmaceuticals, Inc. Class A(Æ) 2,972 439
Repligen Corp.(Æ) 12,331 1,861
ResMed , Inc. 5,478 1,109
Rigel Pharmaceuticals, Inc.(Æ) 77,409 178
Rockwell Medical, Inc.(Æ) 87,283 150
Sarepta Therapeutics, Inc.(Æ)(Ñ) 13,002 1,996
Savara , Inc.(Æ) 82,259 164
Seattle Genetics, Inc.(Æ) 4,553 757
Solid Biosciences, Inc.(Æ) 47,475 125
STERIS PLC 18,770 2,996
Strongbridge Biopharma PLC(Æ) 48,711 164
Supernus Pharmaceuticals, Inc.(Æ) 14,740 328
Syneos Health, Inc. Class A(Æ) 45,232 2,822
Tabula Rasa HealthCare, Inc.(Æ)(Ñ) 6,722 378
Tandem Diabetes Care, Inc.(Æ) 2,088 218
Ultragenyx Pharmaceutical, Inc.(Æ) 6,791 531
United Therapeutics Corp.(Æ) 6,899 769
US Physical Therapy, Inc. 19,081 1,585
Utah Medical Products, Inc. 2,342 191
Varian Medical Systems, Inc.(Æ) 3,939 562
Vaxart , Inc.(Æ) 12,028 113
Veeva Systems, Inc. Class A(Æ) 6,119 1,619
Venus Concept, Inc.(Æ) 55,254 158
Veracyte , Inc.(Æ) 34,548 1,232
Vericel Corp.(Æ) 50,180 827
Vir Biotechnology, Inc.(Æ) 3,393 162
Voyager Therapeutics, Inc.(Æ) 22,888 253
West Pharmaceutical Services, Inc. 14,698 3,952
Wright Medical Group NV(Æ)(Ñ) 10,510 316
X4 Pharmaceuticals, Inc.(Æ) 26,919 200
Xeris Pharmaceuticals, Inc.(Æ)(Ñ) 77,815 223
Zimmer Biomet Holdings, Inc. 7,499 1,011
Zogenix , Inc.(Æ) 10,956 261
114,172
Materials and Processing - 9.3%
AAON, Inc. 11,226 665
Acuity Brands, Inc. 5,935 588
AdvanSix , Inc.(Æ) 27,650 344
Agnico-Eagle Mines, Ltd. 24,067 1,913
Alamos Gold, Inc. Class A 181,918 1,928
Albemarle Corp.(Ñ) 5,736 473
Alcoa Corp.(Æ) 35,025 455
Allegheny Technologies, Inc.(Æ) 40,402 351
American Woodmark Corp.(Æ) 6,655 537
AptarGroup, Inc. 4,007 462
Arconic , Inc.(Æ) 55,017 896
Ashland Global Holdings, Inc. 29,554 2,231
Avient Corp.(Æ) 7,371 176
Axalta Coating Systems, Ltd.(Æ) 99,095 2,200
B2Gold Corp. 187,890 1,296
Balchem Corp. 20,807 2,086
Beacon Roofing Supply, Inc.(Æ) 9,638 300
Belden, Inc. 8,482 268
Berry Plastics Group, Inc.(Æ) 23,109 1,155
Builders FirstSource , Inc.(Æ) 11,757 279
Cabot Microelectronics Corp. 8,811 1,328
Caesarstone , Ltd. 27,815 319

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 81
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Century Aluminum Co.(Æ)(Ñ) 96,516 841
CF Industries Holdings, Inc. 5,180 162
Cleveland-Cliffs, Inc.(Æ)(Ñ) 46,372 240
Comfort Systems, Inc. 8,542 425
Commercial Metals Co. 129,507 2,678
Compass Minerals International, Inc. 5,721 291
Crown Holdings, Inc.(Æ) 12,014 860
Domtar Corp. 39,358 826
Eagle Materials, Inc. 18,913 1,517
Element Solutions Inc.(Æ) 154,396 1,677
FMC Corp. 45,810 4,858
GCP Applied Technologies, Inc.(Æ) 2,986 68
Gold Resource Corp.(Ñ) 133,883 588
Graphic Packaging Holding Co. 10,606 148
Greif, Inc. Class B 300 12
HB Fuller Co. 3,985 181
Hexcel Corp. 8,499 317
Huntsman Corp. 21,662 401
IAA, Inc.(Æ) 70,144 3,041
Ingevity Corp.(Æ) 6,107 357
Innospec , Inc. 4,161 313
Interface, Inc. Class A 14,819 118
International Paper Co. 20,478 712
ITT, Inc. 39,309 2,269
JELD-WEN Holding, Inc.(Æ) 19,655 385
KAR Auction Services, Inc. 137,649 2,083
Koppers Holdings, Inc.(Æ) 14,523 366
Kraton Corp.(Æ) 35,840 471
Lennox International, Inc. 3,222 864
Masco Corp. 39,801 2,275
Minerals Technologies, Inc. 16,922 793
Mosaic Co. (The) 29,413 396
MRC Global, Inc.(Æ) 31,956 190
Neenah Paper, Inc. 2,845 127
NewMarket Corp. 1,516 568
NN, Inc. 51,713 272
O-I Glass, Inc. Class I 16,362 171
Olin Corp. 23,277 262
Olympic Steel, Inc. 22,611 239
Orion Engineered Carbons SA 36,892 376
Owens Corning 10,132 613
Packaging Corp. of America 4,726 454
Patrick Industries, Inc. 7,858 503
PGT Innovations, Inc.(Æ) 14,527 248
Quaker Chemical Corp.(Ñ) 3,484 676
RBC Bearings, Inc.(Æ) 1,937 237
Reliance Steel & Aluminum Co. 4,945 486
Resideo Technologies, Inc.(Æ) 72,045 957
Royal Gold, Inc. 3,241 454
RPM International, Inc. 6,601 539
Ryerson Holding Corp.(Æ) 31,214 176
Schweitzer-Mauduit International, Inc. 4,419 144
Sealed Air Corp. 19,870 709
Sensient Technologies Corp. 12,567 656
Silgan Holdings, Inc. 148,630 5,685
Sonoco Products Co. 3,919 203
Steel Dynamics, Inc. 20,453 561
Stepan Co. 1,580 173
Timken Co. (The) 7,696 351
TimkenSteel Corp.(Æ) 54,582 200
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Trex Co., Inc.(Æ) 9,475 1,320
Trinseo SA 18,283 397
UFP Industries Inc.(Æ) 7,875 459
Unifi, Inc.(Æ) 12,163 145
United States Steel Corp.(Ñ) 44,494 296
US Concrete, Inc.(Æ) 17,571 436
Valhi, Inc. 11,513 117
Valmont Industries, Inc. 2,427 294
Valvoline, Inc. 93,835 1,926
Verso Corp. Class A 60,431 738
Vulcan Materials Co. 12,507 1,469
Watsco , Inc. 4,901 1,157
Westlake Chemical Corp. 6,173 336
Wheaton Precious Metals Corp.(Ñ) 53,635 2,914
Worthington Industries, Inc. 9,630 360
WR Grace & Co. 2,986 138
79,515
Producer Durables - 14.0%
ABM Industries, Inc. 4,060 146
ACCO Brands Corp. 51,678 337
AECOM(Æ) 40,397 1,462
AGCO Corp. 664 44
Air Lease Corp. Class A 18,180 477
Alamo Group, Inc. 5,697 587
Allison Transmission Holdings, Inc. Class A 30,143 1,126
Alta Equipment Group Inc.(Æ) 66,347 504
Altra Industrial Motion Corp. 10,334 354
AO Smith Corp. 22,536 1,085
Applied Industrial Technologies, Inc. 4,001 253
ArcBest Corp. 32,686 993
Arcosa , Inc. 62,132 2,623
Argan , Inc. 949 41
Astronics Corp.(Æ) 37,095 323
Atlas Air Worldwide Holdings, Inc.(Æ) 32,854 1,711
Avalara, Inc.(Æ) 16,898 2,272
Avery Dennison Corp. 4,784 542
Axon Enterprise, Inc.(Æ) 1,903 158
AZZ, Inc. 4,573 144
Babcock & Wilcox Co. (The) Class W(Æ) 106,511 5,807
Badger Meter, Inc. 12,047 754
Barnes Group, Inc. 26,877 991
Beyond Meat, Inc.(Æ)(Ñ) 1,628 205
Booz Allen Hamilton Holding Corp. Class A 9,028 738
Brady Corp. Class A 44,653 2,053
Brink's Co. (The) 1,570 70
Carlisle Cos., Inc. 3,258 388
CECO Environmental Corp.(Æ) 68,002 456
Chart Industries, Inc.(Æ) 6,668 457
CIRCOR International, Inc.(Æ) 14,686 385
Clean Harbors, Inc.(Æ) 6,685 398
Colfax Corp.(Æ)(Ñ) 90,076 2,619
Construction Partners, Inc. Class A(Æ)(Ñ) 68,412 1,132
Costamare , Inc. 25,127 114
CoStar Group, Inc.(Æ) 6,450 5,481
Curtiss-Wright Corp. 1,812 162
Darling Ingredients, Inc.(Æ) 12,608 352
DHI Group, Inc.(Æ) 49,669 124
Dorian LPG, Ltd.(Æ) 19,699 168
Ducommun, Inc.(Æ) 5,070 182

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
82 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
DXP Enterprises, Inc.(Æ) 10,162 172
Dycom Industries, Inc.(Æ) 11,879 509
Eagle Bulk Shipping, Inc.(Æ)(Ñ) 117,487 286
Echo Global Logistics, Inc.(Æ) 29,573 741
EMCOR Group, Inc. 10,190 698
EnPro Industries, Inc. 10,599 506
ESCO Technologies, Inc. 24,586 2,113
ExlService Holdings, Inc.(Æ) 4,894 314
Exponent, Inc. 2,621 220
Flir Systems, Inc. 40,406 1,683
Flowserve Corp. 15,688 437
Fluor Corp. 37,800 385
Forward Air Corp. 3,832 199
Franklin Electric Co., Inc. 24,410 1,319
frontdoor , Inc.(Æ) 19,150 804
FTI Consulting, Inc.(Æ) 2,997 358
Gates Industrial Corp. PLC(Æ) 17,821 188
GP Strategies Corp.(Æ) 18,893 140
Graco , Inc. 4,371 233
Granite Construction, Inc.(Ñ) 19,483 330
Greenbrier Cos., Inc. 6,067 156
H&E Equipment Services, Inc. 20,683 364
Harsco Corp.(Æ) 30,996 495
Hawaiian Holdings, Inc.(Ñ) 36,899 439
HEICO Corp. 18,810 1,808
Herman Miller, Inc. 4,643 109
Hertz Global Holdings, Inc. Class W(Æ) 7,337 246
HNI Corp. 4,654 138
Howmet Aerospace, Inc. 44,320 655
Huntington Ingalls Industries, Inc. 1,740 302
ICF International, Inc. 517 35
IDEX Corp. 2,046 337
Information Services Group, Inc.(Æ) 60,222 123
Insperity , Inc. 1,176 79
Itron , Inc.(Æ) 5,757 400
Jacobs Engineering Group, Inc. 8,389 716
JetBlue Airways Corp.(Æ) 274,875 2,842
Kaman Corp. Class A 22,053 871
Kennametal, Inc. 11,295 305
Keysight Technologies, Inc.(Æ) 22,599 2,257
Knight-Swift Transportation Holdings, Inc.
(Æ)(Ñ) 9,433 410
Knoll, Inc. 30,430 356
Kornit Digital, Ltd.(Æ)(Ñ) 13,697 734
Lamb Weston Holdings, Inc. 12,750 766
Landstar System, Inc. 6,155 750
Littelfuse , Inc. 7,051 1,253
Lydall , Inc.(Æ) 15,539 252
Manitowoc Co., Inc. (The)(Æ) 15,558 166
ManpowerGroup , Inc. 2,393 165
MasTec , Inc.(Æ)(Ñ) 21,130 841
MAXIMUS, Inc. 23,374 1,735
Mayville Engineering Co., Inc.(Æ) 23,624 179
Mesa Air Group, Inc.(Æ) 81,408 252
Middleby Corp.(Æ) 8,536 709
Mistras Group, Inc.(Æ) 70,089 247
Modine Manufacturing Co.(Æ) 329,432 1,792
Moog, Inc. Class A 2,336 126
MSC Industrial Direct Co., Inc. Class A 4,816 318
MTS Systems Corp. 8,790 163
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
MYR Group, Inc.(Æ) 11,935 438
Navistar International Corp.(Æ) 8,560 274
Nordson Corp. 6,859 1,328
NV5 Global, Inc.(Æ)(Ñ) 30,811 1,748
Oshkosh Corp. 3,167 249
Overseas Shipholding Group, Inc. Class A(Æ) 73,098 169
Park-Ohio Holdings Corp. 8,275 119
Paylocity Holding Corp.(Æ) 19,836 2,642
Pentair PLC 13,065 560
Proto Labs, Inc.(Æ)(Ñ) 8,133 977
Quanta Services, Inc. 41,291 1,650
Regal Beloit Corp. 9,258 851
Repay Holdings Corp.(Æ) 50,541 1,118
Research Frontiers, Inc.(Æ) 51,898 175
Robert Half International, Inc. 4,436 226
Rush Enterprises, Inc. Class A 31,548 1,501
Ryder System, Inc. 16,235 595
Safe Bulkers, Inc.(Æ) 361,032 480
Saia, Inc.(Æ) 16,739 2,000
Schneider National, Inc. Class B 17,582 442
Sharps Compliance Corp.(Æ) 37,986 291
SHYFT Group, Inc. (The)(Æ) 9,470 179
SkyWest, Inc. 16,791 442
Smith & Wesson Brands, Inc.(Æ) 21,346 510
Snap-on, Inc. 3,605 526
Spirit AeroSystems , Inc. Class A 7,357 144
Spirit Airlines, Inc.(Æ)(Ñ) 48,491 767
SPX Corp.(Æ) 51,202 2,151
Steelcase, Inc. Class A 14,798 159
Stericycle, Inc.(Æ) 12,268 741
Sterling Construction Co., Inc.(Æ) 21,014 216
Teledyne Technologies, Inc.(Æ) 3,914 1,200
Terex Corp. 16,159 305
Tetra Tech, Inc. 14,434 1,280
Textainer Group Holdings, Ltd.(Æ) 16,226 137
Textron, Inc. 11,074 387
TopBuild Corp.(Æ) 4,653 614
Toro Co. (The) 9,799 699
TreeHouse Foods, Inc.(Æ) 36,565 1,602
Trimble Navigation, Ltd.(Æ) 49,203 2,190
Trinity Industries, Inc.(Ñ) 57,294 1,119
Ultralife Corp.(Æ) 27,920 198
UniFirst Corp. 5,615 1,047
United Rentals, Inc.(Æ) 7,327 1,138
Vectrus , Inc.(Æ) 8,359 368
Vishay Precision Group, Inc.(Æ) 13,468 343
VSE Corp. 5,554 156
Wabash National Corp. 27,234 310
Watts Water Technologies, Inc. Class A 4,528 380
WESCO International, Inc.(Æ) 66,230 2,574
Westinghouse Air Brake Technologies Corp. 15,241 948
WNS Holdings, Ltd. - ADR(Æ) 17,727 1,134
Woodward, Inc. 3,460 259
Xerox Holdings Corp. 34,533 575
XPO Logistics, Inc.(Æ) 15,676 1,176
Zebra Technologies Corp. Class A(Æ) 7,248 2,035
119,586
Technology - 14.5%
8x8, Inc.(Æ) 7,793 124

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 83
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
ACI Worldwide, Inc.(Æ) 151,156 4,049
ADTRAN, Inc. 37,739 469
Advanced Micro Devices, Inc.(Æ) 10,126 784
Akerna Corp.(Æ) 26,783 175
Alarm.com Holdings, Inc.(Æ) 23,002 1,611
APi Group Corp.(Æ)(Ñ)(Þ) 140,822 1,962
Arista Networks, Inc.(Æ) 2,393 622
Arrow Electronics, Inc.(Æ) 3,680 264
Asure Software, Inc.(Æ) 84,315 544
Atomera , Inc.(Æ)(Ñ) 15,775 168
Avnet, Inc. 13,838 370
Black Knight, Inc.(Æ) 41,160 3,084
Blackline, Inc.(Æ) 1,928 171
Bottomline Technologies, Inc.(Æ) 18,772 906
CACI International, Inc. Class A(Æ) 11,126 2,312
Calix, Inc.(Æ) 8,224 169
Cirrus Logic, Inc.(Æ) 11,025 756
Cognex Corp. 21,135 1,413
Cohu , Inc. 5,969 112
Comtech Telecommunications Corp. 11,060 182
Daily Journal Corp.(Æ)(Ñ) 957 272
Descartes Systems Group, Inc. (The)(Æ)(Ñ) 45,719 2,575
Diodes, Inc.(Æ) 27,037 1,391
DocuSign, Inc.(Æ) 7,797 1,691
Dolby Laboratories, Inc. Class A 32,282 2,247
Donnelley Financial Solutions, Inc.(Æ) 22,618 196
DXC Technology Co. 32,151 576
Dynatrace , Inc.(Æ) 50,051 2,094
EchoStar Corp. Class A(Æ) 10,471 286
Entegris , Inc. 37,609 2,704
Envestnet , Inc.(Æ) 42,297 3,434
EPAM Systems, Inc.(Æ) 13,551 3,931
Etsy, Inc.(Æ) 14,110 1,670
Everbridge , Inc.(Æ)(Ñ) 7,075 1,010
Fabrinet (Æ) 5,341 388
Five9, Inc.(Æ) 27,948 3,377
Fortinet, Inc.(Æ) 12,737 1,762
Gartner, Inc.(Æ) 3,010 375
Genpact , Ltd. 57,462 2,288
Glu Mobile, Inc.(Æ) 7,319 69
GoDaddy , Inc. Class A(Æ) 24,884 1,749
Grubhub , Inc.(Æ) 8,109 586
Guidewire Software, Inc.(Æ) 16,464 1,937
II-VI, Inc.(Æ) 22,227 1,127
InterDigital , Inc. 5,524 332
Intevac, Inc.(Æ) 38,284 227
IPG Photonics Corp.(Æ) 1,991 356
iRobot Corp.(Æ)(Ñ) 5,884 428
Jabil Circuit, Inc. 6,244 218
Kimball Electronics, Inc.(Æ) 48,065 638
Leidos Holdings, Inc. 16,546 1,574
Liberty Latin America, Ltd. Class C(Æ) 23,011 235
Limelight Networks, Inc.(Æ) 37,287 234
LiveRamp Holdings, Inc.(Æ) 17,295 788
LogMeIn, Inc. 2,549 219
Lumentum Holdings, Inc. Class E(Æ) 9,020 837
MACOM Technology Solutions Holdings,
Inc.(Æ) 5,670 240
ManTech International Corp. Class A 27,700 1,927
Match Group, Inc.(Æ) 4,657 478
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Medallia , Inc.(Æ)(Ñ) 56,090 1,724
Mercury Systems, Inc.(Æ) 5,200 403
Monolithic Power Systems, Inc. 12,574 3,332
NCR Corp.(Æ) 149,006 2,746
NetApp, Inc. 13,427 595
NETGEAR, Inc.(Æ) 12,951 398
New Relic, Inc.(Æ) 7,099 503
Nice, Ltd. - ADR(Æ)(Ñ) 15,779 3,238
Novanta , Inc.(Æ) 2,714 281
Nuance Communications, Inc.(Æ) 43,046 1,177
Okta , Inc.(Æ) 1,985 439
ON Semiconductor Corp.(Æ) 16,967 350
Onto Innovation, Inc.(Æ) 10,639 402
Open Text Corp. 22,238 1,001
Park City Group, Inc.(Æ) 79,410 347
Parsons Corp.(Æ) 12,296 428
Paycom Software, Inc.(Æ) 560 159
Perspecta , Inc. 44,118 944
Plexus Corp.(Æ) 29,571 2,197
Power Integrations, Inc. 15,546 1,897
Progress Software Corp. 36,263 1,264
Proofpoint , Inc.(Æ) 11,204 1,296
PTC, Inc.(Æ) 24,073 2,060
Pure Storage, Inc. Class A(Æ) 11,994 214
Qualys , Inc.(Æ) 11,825 1,460
Quantum Corp.(Æ)(Ñ) 76,558 333
Rambus, Inc.(Æ) 18,176 268
RealPage , Inc.(Æ) 33,326 2,100
Resonant, Inc.(Æ) 87,895 243
Rogers Corp.(Æ) 5,869 700
Roku, Inc.(Æ) 2,979 461
Sabre Corp. 44,006 333
Sanmina Corp.(Æ) 24,668 732
ScanSource , Inc.(Æ) 24,775 569
SeaChange International, Inc.(Æ) 380,228 597
Semtech Corp.(Æ) 21,316 1,188
Silicon Motion Technology Corp. - ADR 54,367 2,249
Simulations Plus, Inc. 16,354 1,151
Skyworks Solutions, Inc. 7,829 1,140
Smartsheet , Inc. Class A(Æ) 3,564 170
SolarWinds Corp.(Æ) 4,493 82
SPS Commerce, Inc.(Æ) 30,718 2,309
Super Micro Computer, Inc.(Æ) 120,758 3,660
SYNNEX Corp. 3,794 473
Take-Two Interactive Software, Inc.(Æ) 5,769 946
Tower Semiconductor, Ltd.(Æ) 26,407 568
Trade Desk, Inc. (The) Class A(Æ) 534 241
TTM Technologies, Inc.(Æ) 22,640 279
Tyler Technologies, Inc.(Æ) 7,132 2,548
Universal Display Corp. 5,179 903
Verint Systems, Inc.(Æ) 34,320 1,541
ViaSat , Inc.(Æ) 6,143 233
Viavi Solutions, Inc. Class W(Æ) 43,676 604
Virtusa Corp.(Æ) 12,865 522
Wix.com, Ltd.(Æ) 4,482 1,302
124,013
Utilities - 4.0%
Alliant Energy Corp. 6,259 337
American States Water Co. 15,862 1,219

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
84 Tax-Managed U.S. Mid & Small Cap Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Water Works Co., Inc. 9,200 1,355
Atmos Energy Corp. 191 20
Bonanza Creek Energy, Inc.(Æ) 12,367 225
CMS Energy Corp. 31,381 2,014
Cogent Communications Holdings, Inc. 20,249 1,825
Consolidated Communications Holdings, Inc.
(Æ) 25,716 188
DTE Energy Co. 13,459 1,556
Earthstone Energy, Inc. Class A(Æ) 144,539 380
Essential Utilities, Inc. 21,707 984
Falcon Minerals Corp. 60,795 153
GCI Liberty, Inc. Class A(Æ) 39,677 3,110
Goodrich Petroleum Corp.(Æ) 23,765 177
Iridium Communications, Inc.(Æ)(Ñ) 63,240 1,732
J2 Global, Inc.(Æ) 57,786 3,278
MDU Resources Group, Inc. 94,076 1,974
Montage Resources Corp.(Æ)(Ñ) 179,379 769
National Fuel Gas Co. 2,628 107
NorthWestern Corp. 20,776 1,169
NRG Energy, Inc. 20,693 700
ONE Gas, Inc. 9,629 729
Ovintiv , Inc.(Ñ) 28,861 280
Penn Virginia Corp.(Æ) 16,844 167
PG&E Corp.(Æ) 49,018 458
Pinnacle West Capital Corp. 4,927 409
Portland General Electric Co. 8,773 387
Rattler Midstream, LP 110,209 867
RingCentral, Inc. Class A(Æ) 9,473 2,750
Southwest Gas Holdings, Inc. 4,740 330
Spire, Inc. 4,551 281
Talos Energy, Inc.(Æ) 17,668 120
Telephone & Data Systems, Inc. 14,149 275
UGI Corp. 16,815 561
US Cellular Corp.(Æ) 10,246 304
Viper Energy Partners, LP 69,850 722
Vistra Energy Corp. 136,345 2,544
Whiting Petroleum Corp.(Æ)(Ñ) 160,185 125
34,581
Total Common Stocks
(cost $562,830) 816,030
Preferred Stocks - 0.0%
Producer Durables - 0.0%
WESCO International, Inc.
10.625% due 6/22/2025(¢) 3,454
94
Total Preferred Stocks
(cost $86) 94
Short-Term Investments - 4.3%
U.S. Cash Management Fund(@) 36,238,478
(∞)
36,235
Total Short-Term Investments
(cost $36,235) 36,235
Other Securities - 8.3%
U.S. Cash Collateral Fund(x)(@) 71,388,027
(∞)
71,388
Total Other Securities
(cost $71,388) 71,388
Total Investments - 108.0%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(identified cost $670,539) 923,747
Other Assets and Liabilities, Net
- (8.0)%
(68,435)
Net Assets - 100.0%
855,312

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed U.S. Mid & Small Cap Fund 85
816,124
—
—
107,623
923,747
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
0.2%
APi Group Corp. 05/29/20 140,822 11 .17 1,573
1,962
1,962
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 400 E-Mini Index Futures 64 USD 11,907 09/20
(78)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(78)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 120,997 $ — $ —
$ —
$ 120,997
Consumer Staples 23,397 — —
—
23,397
Energy 16,634 — —
—
16,634
Financial Services 183,135 — —
—
183,135
Health Care 114,172 — —
—
114,172
Materials and Processing 79,515 — —
—
79,515
Producer Durables 119,586 — —
—
119,586
Technology 124,013 — —
—
124,013
Utilities 34,581 — —
—
34,581
Preferred Stocks 94 — —
—
94
Short-Term Investments — — —
36,235
36,235
Other Securities — — —
71,388
71,388
Total Investments
Other Financial Instruments
Liabilities
Futures Contracts (78) — — — (78)
Total Other Financial Instruments
*
$ (78) $ — $ — $ — $ (78)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.

Russell Investment Company
Tax-Managed U.S. Mid & Small Cap Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
86 Tax-Managed U.S. Mid & Small Cap Fund
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 87
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 93.3%
Argentina - 0.3%
Grupo Financiero Galicia SA - ADR(Æ) 250,033 3,001
YPF SA - ADR(Æ) 463,320 2,886
5,887
Australia - 1.7%
AGL Energy, Ltd. 85,174 1,011
Amcor, Ltd. Class A(Æ) 288,595 2,979
ASX, Ltd. - ADR 4,813 284
Australia & New Zealand Banking
Group, Ltd. - ADR 104,336 1,337
BHP Group PLC 37,476 817
BHP Group, Ltd. - ADR 36,651 971
BlueScope Steel, Ltd. 133,075 1,063
Commonwealth Bank of Australia - ADR 76,958 3,912
CSL, Ltd. 3,507 676
Flight Centre, Ltd. 101,387 766
Fortescue Metals Group, Ltd. 42,690 531
Goodman Group(ö) 71,710 867
Insurance Australia Group, Ltd.(Æ) 381,003 1,385
Macquarie Group, Ltd. 10,527 933
Medibank Pvt, Ltd. 465,631 938
Mirvac Group(ö) 103,514 154
Origin Energy, Ltd. 150,791 578
Rio Tinto PLC 66,640 4,062
Rio Tinto, Ltd. - ADR 17,946 1,307
Santos, Ltd. 213,053 801
South32, Ltd. Class B 717,857 1,055
Tabcorp Holdings, Ltd. 316,881 805
Telstra Corp., Ltd. 303,164 725
Transurban Group - ADR(Æ) 34,107 338
Wesfarmers, Ltd.(Æ) 42,966 1,428
Westpac Banking Corp. 56,403 688
Woolworths Group, Ltd. 35,586 983
31,394
Austria - 0.2%
Andritz AG 50,517 1,701
OMV AB 28,498 902
Raiffeisen Bank International AG 39,823 681
3,284
Belgium - 0.3%
Ageas SA 16,992 636
Anheuser-Busch InBev SA 23,329 1,264
Colruyt SA 511 30
KBC Groep NV 12,355 708
Solvay SA 8,193 641
UCB SA 9,130 1,170
4,449
Brazil - 1.0%
B2W Cia Digital(Æ) 100,375 2,296
B3 SA - Brasil Bolsa Balcao 76,484 930
Banco Bradesco SA - ADR 43,733 185
Banco do Brasil SA(Æ) 138,034 889
BRF SA(Æ) 189,026 750
Centrais Eletricas Brasileiras SA
- ADR(Æ) 189,729 1,396
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 104,642 1,210
Cia de Saneamento de Minas
Gerais-COPASA(Æ) 19,464 204
Cielo SA 1,283,138 1,321
Cosan SA 43,279 750
Hapvida Participacoes e Investimentos
SA(Þ) 21,105 264
Hypermarcas SA(Æ) 31,472 218
Minerva SA(Æ) 923,122 2,402
Pagseguro Digital, Ltd. Class A(Æ) 57,234 2,188
Petroleo Brasileiro SA - ADR 178,001 1,535
Rumo SA(Æ) 622,097 2,649
19,187
Canada - 3.1%
Air Canada Class B(Æ) 129,961 1,466
Algonquin Power & Utilities Corp. 2,714 37
Alimentation Couche-Tard, Inc. Class B 60,457 2,101
Bank of Nova Scotia (The) 12,742 523
BCE, Inc. 842 35
Brookfield Asset Management, Inc.
Class A 22,654 732
CAE, Inc. 308,868 4,610
Canadian National Railway Co. 56,230 5,494
Canadian Natural Resources, Ltd. 1 —
Canadian Pacific Railway, Ltd. 4,126 1,135
Canadian Tire Corp., Ltd. Class A 8,715 803
CCL Industries, Inc. Class B 1,170 39
Celestica, Inc.(Æ) 387,353 3,203
CGI Group, Inc.(Æ) 15,988 1,142
Constellation Software, Inc. 1,674 1,980
Dollarama, Inc. 48,820 1,785
Enbridge, Inc. 9,849 315
Fortis, Inc. 12,953 528
George Weston, Ltd. 6,616 500
Hydro One, Ltd.(Þ) 41,567 886
Imperial Oil, Ltd. 44,776 700
Intact Financial Corp. 4,868 531
Loblaw Cos., Ltd. 13,454 698
Magna International, Inc. Class A 27,138 1,254
Manulife Financial Corp. 236,928 3,175
Metro, Inc. Class A 47,575 2,087
National Bank of Canada 10,700 505
Nutrien, Ltd. 22,440 731
Onex Corp. 14,137 628
Open Text Corp. 11,610 523
Pembina Pipeline Corp. 26,627 647
Restaurant Brands International, Inc. 10,135 572
Rogers Communications, Inc. Class B 20,476 836
Royal Bank of Canada - GDR 40,355 2,784
SmartCentres Real Estate Investment
Trust(ö) 32,948 499
Sun Life Financial, Inc. 135,880 5,297
Suncor Energy, Inc. 38,555 606
TC Energy Corp.(Æ) 18,850 859
Teck Resources, Ltd. Class B 154,074 1,561
Toronto-Dominion Bank (The) 120,315 5,325

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
88 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Trisura Group, Ltd.(Æ) 109 6
57,138
Cayman Islands - 0.5%
Meituan-Dianping Class B(Æ) 366,300 9,085
Shenzhou International Group Holdings,
Ltd. 64,400 770
9,855
Chile - 0.0%
Banco de Chile - ADR 3 —
Liberty Latin America, Ltd. Class C(Æ) 11,972 122
Sociedad Quimica y Minera de Chile
SA - ADR 7,333 225
347
China - 12.2%
3SBio, Inc. Class A(Æ)(Þ) 73,000 89
Agricultural Bank of China, Ltd. Class H 3,650,777 1,297
Alibaba Group Holding, Ltd. - ADR(Æ) 151,500 38,031
Aluminum Corp. of China, Ltd.(Æ) 4,348,500 2,051
Anhui Conch Cement Co., Ltd. Class H 604,500 4,573
Avic Captial Co. Ltd. Class A(Æ) 3,189,413 2,167
AVIC Jonhon Otronic Technology Co.,
Ltd. Class A 349,616 2,182
BAIC Motor Corp., Ltd. Class H(Þ) 2,241,000 1,094
Bank of Chengdu Co., Ltd. Class A 705,400 840
Bank of Communications Co., Ltd. Class
A 1,768,600 1,206
Beijing Sanju Environmental Protection
& New Materials Co., Ltd. Class A 1,098,393 949
Beijing Sinnet Technology Co., Ltd
Class A 641,000 2,409
Bohai Leasing Co., Ltd. Class A(Æ) 2,211,800 973
China Avionics Systems Co., Ltd.(Æ) 580,000 1,453
China CITIC Bank Corp., Ltd. Class H 465,039 203
China Communications Services Corp.,
Ltd. Class H 784,000 508
China Construction Bank Corp. Class H 5,692,259 4,152
China COSCO Holdings Co., Ltd. Class
H(Æ) 6,566,500 2,476
China Eastern Airlines Corp. Ltd. Class
A 1,324,100 837
China Galaxy Securities Co., Ltd. Class
H 3,661,000 2,190
China Grand Automotive Services Group
Co., Ltd. Class A(Æ) 1,567,600 874
China Life Insurance Co., Ltd. Class A 467,500 2,446
China Mengniu Dairy Co., Ltd.(Æ) 544,223 2,550
China Merchants Bank Co., Ltd. Class A 41,016 205
China Merchants Bank Co., Ltd. Class H 308,000 1,438
China Merchants Energy Shipping Co.,
Ltd. Class A 1,167,200 1,046
China Mobile, Ltd. 416,725 2,841
China National Building Material Co.,
Ltd. Class H 803,689 1,249
China Oilfield Services, Ltd. Class H 4,000 3
China Reinsurance Group Corp. Class H 7,335,000 805
China Resources Gas Group, Ltd. 186,000 913
China Resources Land, Ltd. 293,112 1,212
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Resources Pharmaceutical Group,
Ltd.(Þ) 2,418,000 1,374
China Resources Power Holdings Co.,
Ltd. 4,025,444 5,135
China Shenhua Energy Co., Ltd. Class H 33,501 56
China Shipbuilding Industry Co., Ltd.
Class A(Æ) 3,057,000 2,101
China Shipping Development Co., Ltd.
Class H 2,316,000 1,028
China Southern Airlines Co., Ltd. Class
H(Æ) 4,002,000 1,857
China Vanke Co., Ltd. Class A 12,290 47
CIFI Holdings Group Co., Ltd. 5,506,145 4,953
COSCO SHIPPING Energy
Transportation Co., Ltd. Class A 972,800 1,000
CSPC Pharmaceutical Group, Ltd. 215,442 453
ENN Energy Holdings, Ltd. 139,100 1,687
Focus Media Information Technology
Co., Ltd. Class A 1,037,480 901
Founder Securities Co., Ltd. Class A 1,747,528 2,149
Geely Automobile Holdings, Ltd. 2,000,451 4,166
Greentown China Holdings, Ltd. 753,431 879
Guangdong Haid Group Co., Ltd. Class
A 23,741 217
Guangdong Wens Foodstuff Group Co.,
Ltd. Class A 177,655 604
Guangzhou Automobile Group Co., Ltd.
Class H 3,098,120 2,966
Guosen Securities Co., Ltd. Class A 490,083 927
Guotai Junan Securities Co., Ltd. Class
H(Þ) 1,348,800 2,211
Hangzhou Robam Appliances Co., Ltd.
Class A 438,123 2,408
Han's Laser Technology Industry Group
Co., Ltd. Class A 230,445 1,320
Hesteel Co., Ltd. Class A(Æ) 4,559,500 1,470
Hua Hong Semiconductor, Ltd.(Æ)(Þ) 354,000 1,555
Huaneng Power International, Inc. Class
A 1,674,900 1,126
Huaxia Bank Co., Ltd. Class A 1,927,975 1,757
Huaxin Cement Co., Ltd. Class A 801,183 3,149
Industrial & Commercial Bank of China,
Ltd. Class H 3,136,702 1,856
Industrial Bank Co., Ltd. Class A 530,569 1,191
Industrial Securities Co., Ltd. Class A 1,266,600 1,487
Inner Mongolia BaoTou Steel Union Co.,
Ltd.(Æ) 11,278,700 1,891
JD.com, Inc. - ADR(Æ) 88,809 5,666
Lenovo Group, Ltd. 5,857,876 3,554
Li Ning Co., Ltd. 317,292 1,024
Longfor Group Holdings, Ltd.(Þ) 146,500 725
Luye Pharma Group, Ltd.(Þ) 479,501 303
New Oriental Education & Technology
Group - ADR(Æ) 12,999 1,822
Offshore Oil Engineering Co., Ltd. Class
A 1,020,875 704
Pacific Securities Co., Ltd of China (The)
(Æ) 3,761,400 2,335
People's Insurance Co. Group of China,
Ltd. (The) Class H 5,008,001 1,630

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 89
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
PetroChina Co., Ltd. Class A 1,390,400 887
PetroChina Co., Ltd. Class H 1,253,834 431
PICC Property & Casualty Co., Ltd.
Class H 4,001 3
Ping An Insurance Group Co. of China,
Ltd. Class A 73,711 802
Ping An Insurance Group Co. of China,
Ltd. Class H 487,580 5,144
Poly Developments and Holdings Group
Co., Ltd. Class A 567,388 1,271
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 541,001 297
SAIC Motor Corp., Ltd. Class A 467,646 1,216
Sangfor Technologies, Inc. Class A 41,572 1,274
Sany Heavy Industry Co., Ltd. Class A 1,010,022 3,057
Shanghai Pharmaceuticals Holding Co.,
Ltd. Class H 423,029 751
Shanghai Pudong Development Bank
Co., Ltd. Class A 691,700 1,027
Shanying International Holdings Co.,
Ltd. Class A(Æ) 1,722,800 782
Shenwan Hongyuan Group Co., Ltd.
Class A 1,222,500 1,021
SINA Corp.(Æ) 36,703 1,481
Southwest Securities Co., Ltd. Class A 1,068,400 896
Sunac China Holdings, Ltd. 122,866 580
Tahoe Group Co., Ltd. Class A(Æ) 1,364,200 1,161
TAL Education Group - ADR 44,348 3,467
Tencent Holdings, Ltd. 447,450 30,631
Times Property Holdings, Ltd. 1,238,955 2,197
Tingyi Cayman Islands Holding Corp. 238,000 442
Transfar Zhilian Co., Ltd.(Æ) 2,117,354 1,745
Weibo Corp. - ADR(Æ) 15,049 520
Weichai Power Co., Ltd. Class H 1,666,408 3,599
Zhejian NHU Co., Ltd. Class A 350,336 1,478
223,106
Colombia - 0.0%
Grupo de Inversiones Suramericana SA 144,115 749
Denmark - 1.8%
AP Moller - Maersk A/S Class B 8,516 10,974
Carlsberg A/S Class B 4,284 632
Chr Hansen Holding A/S 9,350 1,065
Coloplast A/S Class B 2,388 407
Danske Bank A/S 329,119 5,332
DSV A/S 5,558 768
GN Store Nord A/S 6,464 397
ISS A/S(Æ) 50,896 788
Novo Nordisk A/S Class B 136,025 8,974
Scandinavian Tobacco Group A/S(Þ) 215,486 3,175
Tryg A/S 10,952 324
William Demant Holding A/S(Æ) 6,818 212
33,048
Finland - 0.7%
Elisa OYJ Class A 10,297 612
Fortum OYJ 18,215 371
Kone OYJ Class B 29,382 2,328
Neste OYJ 84,552 3,890
Nokian Renkaat OYJ 30,853 746
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sampo OYJ Class A 48,393 1,758
Tikkurila OYJ 5,687 92
UPM-Kymmene OYJ 61,789 1,655
Wartsila OYJ Abp Class B 97,784 821
12,273
France - 5.7%
Aeroports de Paris 5,686 539
Air Liquide SA Class A 14,557 2,403
Amundi SA(Æ)(Þ) 87,712 6,669
Atos SE(Æ) 27,850 2,389
BioMerieux 6,339 1,029
Bouygues SA - ADR 35,410 1,260
Bureau Veritas SA 89,483 1,962
Christian Dior SE 1,820 744
Cie Generale des Etablissements
Michelin SCA Class B 69,916 7,316
Credit Agricole SA(Æ) 228,506 2,208
Danone SA 139,545 9,322
Dassault Systemes SE 4,542 829
Eiffage SA(Æ) 3,684 323
EssilorLuxottica SA(Æ) 5,134 682
Hermes International 1,416 1,149
Legrand SA - ADR 4,175 323
L'Oreal SA 11,980 4,012
LVMH Moet Hennessy Louis Vuitton
SE - ADR 7,954 3,456
Natixis SA(Æ) 425,961 1,042
Orange SA - ADR 46,736 548
Pernod Ricard SA 3,723 643
Peugeot SA(Æ) 70,434 1,141
Publicis Groupe SA - ADR 115,752 3,732
Rexel SA Class H(Æ) 703,469 8,313
Safran SA(Æ) 11,503 1,223
Sanofi - ADR 171,858 17,965
Sartorius Stedim Biotech 6,518 2,029
Schneider Electric SE 105,286 12,266
SCOR SE - ADR 103,772 2,678
Sodexo SA 11,323 782
Suez Environnement Co. 49,603 654
Teleperformance - GDR 2,067 605
Thales SA 9,145 664
Total SA 17,243 640
Vicat SA 16,364 542
Vinci SA 12,317 1,064
Vivendi SA - ADR 30,345 804
103,950
Germany - 4.1%
1&1 Drillisch AG 53,499 1,418
adidas AG(Æ) 17,616 4,873
Allianz SE 8,575 1,789
BASF SE 131,382 7,275
Bayer AG 4,703 313
Beiersdorf AG 5,046 601
BMW US Capital LLC 77,738 5,033
Continental AG 7,819 764
Covestro AG(Þ) 226,588 8,806
Delivery Hero AG(Æ)(Þ) 46,612 5,378
Deutsche Boerse AG 16,750 3,062
Deutsche Lufthansa AG(Æ) 180,457 1,600

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
90 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Telekom AG 161,749 2,708
Deutsche Wohnen SE 20,269 986
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 31,175 1,218
Fresenius Medical Care AG & Co. 8,451 745
Fresenius SE & Co. KGaA 22,249 1,112
GEA Group AG 122,679 4,418
Hannover Rueck SE 11,562 1,957
HeidelbergCement AG 13,472 753
Infineon Technologies AG - ADR 2,021 51
Knorr-Bremse AG 6,845 801
Merck KGaA 6,103 780
Muenchener Rueckversicherungs-
Gesellschaft AG 21,109 5,612
SAP SE 24,207 3,829
SAP SE - ADR 4,761 758
Siemens AG 28,881 3,701
Symrise AG 10,520 1,314
Uniper SE 1,361 47
United Internet AG 18,021 816
Vonovia SE 26,136 1,698
74,216
Greece - 0.2%
Eurobank Ergasias SA(Æ) 4,312,313 1,821
Motor Oil (Hellas) Corinth Ref 48,808 659
National Bank of Greece(Æ) 534,854 706
3,186
Hong Kong - 2.5%
AIA Group, Ltd. 608,830 5,455
Bank of East Asia, Ltd. (The) 678,600 1,546
Beijing Enterprises Holdings, Ltd. 1,000 4
BOC Hong Kong Holdings, Ltd. 122,001 338
China Jinmao Holdings Group, Ltd. 1,304,545 888
China Overseas Land & Investment, Ltd. 204,000 622
China Resources Cement Holdings, Ltd. 1,692,000 2,316
CK Asset Holdings, Ltd. 1,068,546 5,891
CLP Holdings, Ltd. 104,033 986
COFCO Meat Holdings, Ltd. 8,689,000 4,310
Galaxy Entertainment Group, Ltd. 437,000 2,981
Haier Electronics Group Co., Ltd. 374,000 1,296
Hang Lung Properties, Ltd. - ADR 229,000 562
Hang Seng Bank, Ltd. 182,122 2,868
HK Electric Investments & HK Electric
Investments, Ltd. 1,771,705 1,834
HKT Trust & HKT, Ltd. 4,001 6
Hong Kong & China Gas Co., Ltd. 1,313,702 1,886
Kerry Properties, Ltd. 263,001 626
Link Real Estate Investment Trust(ö) 68,000 524
Midea Real Estate Holding, Ltd.(Þ) 106,201 272
MTR Corp., Ltd. 62,025 308
Nine Dragons Paper Holdings, Ltd. 325,000 341
Sino Land Co., Ltd. 610,000 740
Swire Pacific, Ltd. Class A 360,500 1,766
Swire Properties, Ltd. 292,400 676
Techtronic Industries Co., Ltd. 67,000 701
Times Neighborhood Holdings, Ltd.(Æ) 1,076,053 1,696
WH Group, Ltd.(Þ) 3,126,282 2,783
Wharf Holdings, Ltd. (The) 646,000 1,098
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wharf Real Estate Investment Co., Ltd. 278,000 974
46,294
Hungary - 0.2%
MOL Hungarian Oil & Gas PLC(Æ) 333,314 1,960
OTP Bank PLC(Æ) 56,627 2,027
3,987
India - 2.8%
Bharti Infratel, Ltd. 940,467 2,420
Britannia Industries, Ltd. 23,516 1,204
Cipla, Ltd. 7,137 69
Dabur India, Ltd. Class A 276,187 1,898
Dr Reddy's Laboratories, Ltd. 35,043 2,118
GAIL India, Ltd. 1,422,516 1,841
HCL Technologies, Ltd. 135,354 1,278
HDFC Bank, Ltd. - ADR(Æ) 34,283 1,603
Hindustan Unilever, Ltd. 17,126 507
Housing Development Finance Corp.,
Ltd. 516,156 12,322
ICICI Bank, Ltd.(Æ) 574,308 2,671
ICICI Bank, Ltd. - ADR(Æ) 106,819 1,003
ICICI Lombard General Insurance Co.,
Ltd.(Þ) 112,451 1,962
Infosys, Ltd. - ADR 209,669 2,694
Power Grid Corp. of India, Ltd. 200,487 478
Reliance Industries, Ltd. - GDR(Þ) 78,033 4,327
Reliance Industries, Ltd. 46,098 1,276
SBI Cards and Payment Services Private,
Ltd. 267,071 2,599
Shriram Transport Finance Co., Ltd. 226,591 2,099
Tata Consultancy Services, Ltd. 61,974 1,893
Tata Motors, Ltd.(Æ) 1,518,927 2,091
United Spirits, Ltd.(Æ) 75,460 587
Wipro, Ltd. 615,351 2,314
51,254
Indonesia - 0.6%
Bank Central Asia Tbk PT 902,214 1,933
Bank Negara Indonesia Persero Tbk PT 7,171,900 2,237
Bank Tabungan Negara Persero Tbk PT 20,085,200 1,753
Bumi Serpong Damai Tbk PT(Æ) 13,758,500 650
Indofood CBP Sukses Makmur Tbk PT 3,025,600 1,904
Jasa Marga Persero Tbk PT 3,561,000 963
Telekomunikasi Indonesia Persero Tbk
PT 5,589,300 1,169
United Tractors Tbk PT 257,400 378
10,987
Ireland - 1.5%
Accenture PLC Class A 24,315 5,466
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 46,792 1,260
AIB Group PLC 799,670 1,002
Allegion PLC 64,783 6,444
Bank of Ireland Group PLC(Æ) 1,145,648 2,381
CRH PLC 18,909 678
DCC PLC 11,413 1,025
Flutter Entertainment PLC 5,284 799
Kerry Group PLC Class A 44,826 5,935
Medtronic PLC 585 56

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 91
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Willis Towers Watson PLC(Æ) 11,493 2,414
27,460
Isle of Man - 0.0%
NEPI Rockcastle PLC 136,084 709
Israel - 0.3%
Bank Hapoalim BM 47,764 286
Bank Leumi Le-Israel BM 66,942 338
Check Point Software Technologies, Ltd.
(Æ) 18,238 2,286
Mizrahi Tefahot Bank, Ltd. 27,841 579
Nice, Ltd.(Æ) 9,468 1,942
5,431
Italy - 1.1%
Davide Campari-Milano SpA(Æ) 89,962 907
Enel SpA 947,176 8,669
FinecoBank Banca Fineco SpA(Æ) 83,796 1,222
Intesa Sanpaolo SpA(Æ) 1,134,091 2,303
Mediobanca Banca di Credito
Finanziario SpA 109,024 879
Pirelli & C SpA(Æ)(Þ) 162,449 643
Snam Rete Gas SpA 210,234 1,120
Telecom Italia SpA 4,941,204 1,995
Terna Rete Elettrica Nazionale SpA 123,633 922
UniCredit SpA(Æ) 46,284 425
Unipol Gruppo Finanziario SpA(Æ) 111,971 470
19,555
Japan - 11.8%
Aeon Co., Ltd. 13,900 329
Alfresa Holdings Corp. 2,400 49
Alps Alpine Co., Ltd. 81,200 1,032
As One Corp. 13,674 1,459
Asahi Diamond Industrial Co., Ltd. 325,800 1,379
Asahi Group Holdings, Ltd. 23,000 755
Astellas Pharma, Inc. 185,200 2,898
Bank of Kyoto, Ltd. (The) 49,700 1,832
BML, Inc. 109,100 2,723
Bridgestone Corp. 72,300 2,131
Canon, Inc. 34,400 550
Central Japan Railway Co. 15,800 1,908
Century Tokyo Leasing Corp. 18,700 1,049
Concordia Financial Group, Ltd. 246,000 731
Dai-ichi Life Holdings, Inc. 54,585 642
Daiichi Sankyo Co., Ltd. 7,300 642
Daikin Industries, Ltd. 200 35
Daiseki Co., Ltd. 34,900 745
Daiwa House Industry Co., Ltd. 23,700 527
Daiwa House REIT Investment Corp.(ö) 238 619
Denso Corp. 87,900 3,244
Dentsu, Inc. 33,900 764
Ebara Corp. 70,300 1,672
Eisai Co., Ltd. 18,000 1,454
Electric Power Development Co., Ltd. 73,900 1,007
ENEOS Holdings, Inc. 1,325,800 4,635
FamilyMart UNY Holdings Co., Ltd. 3,200 72
Fuji Electric Co., Ltd. 27,600 760
Fuji Heavy Industries, Ltd. 121,800 2,323
Fuji Seal International, Inc. 116,900 2,091
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
FUJIFILM Holdings Corp. 26,621 1,186
Fujitsu, Ltd. 61,914 8,310
Fukuoka Financial Group, Inc. 117,200 1,715
Hamamatsu Photonics KK 40,300 1,745
Hankyu Hanshin Holdings, Inc. 18,000 516
Hino Motors, Ltd. 115,100 669
Hirose Electric Co., Ltd. 11,100 1,170
Hitachi Metals, Ltd. 674,700 8,836
Hitachi, Ltd. 35,500 1,054
Hogy Medical Co., Ltd. 27,000 812
Honda Motor Co., Ltd. 527,165 12,809
Hoshizaki Corp. 15,800 1,210
Hoya Corp. 4,600 454
Icom, Inc. 42,400 1,113
Iida Group Holdings Co., Ltd. 126,600 1,952
Inpex Corp. 742,700 4,249
Isuzu Motors, Ltd. 235,400 1,936
ITOCHU Corp. 92,918 2,035
Japan Airlines Co., Ltd. 47,900 778
Japan Exchange Group, Inc. 47,900 1,136
Japan Post Insurance Co., Ltd. Class A 82,100 1,093
Japan Tobacco, Inc. 60,700 1,044
JFE Holdings, Inc. 249,900 1,638
Kao Corp. 13,500 979
Kawasaki Heavy Industries, Ltd. 42,500 584
KDDI Corp. 157,900 4,861
Keihan Holdings Co., Ltd. 15,100 614
Keio Corp. 11,400 568
Keyence Corp. 12,100 5,085
Kintetsu Group Holdings Co., Ltd. 12,000 468
Kirin Holdings Co., Ltd. 118,600 2,294
Koito Manufacturing Co., Ltd. 16,800 661
Komatsu, Ltd. 251,200 4,956
Kubota Corp. 49,800 714
Kyocera Corp. 10,800 603
Lion Corp. 31,400 809
Mazda Motor Corp. 134,900 765
McDonald's Holdings Co. Japan, Ltd. 13,100 626
Mebuki Financial Group, Inc. 279,000 621
Medipal Holdings Corp. 39,700 734
MEIJI Holdings Co., Ltd. 400 31
Mitsubishi Chemical Holdings Corp. 43,700 236
Mitsubishi Corp. 18,400 371
Mitsubishi Electric Corp. 311,100 4,069
Mitsui & Co., Ltd. 174,600 2,620
Mitsui Chemicals, Inc. 31,800 609
MS&AD Insurance Group Holdings, Inc. 58,400 1,465
Nagoya Railroad Co., Ltd. 21,300 538
Nakanishi, Inc. 6,477 102
NEC Corp. 7,600 429
Nidec Corp. 5,600 448
Nintendo Co., Ltd. 1,175 516
Nippon Prologis REIT, Inc.(Æ)(ö) 302 1,043
Nippon Steel Corp. 216,900 1,781
Nippon Telegraph & Telephone Corp. 30,800 713
Nissin Foods Holdings Co., Ltd. 7,900 708
Nitori Holdings Co., Ltd. 8,500 1,869
Nitto Denko Corp. 19,000 1,078
NTT Data Corp. 54,700 622
NTT DOCOMO, Inc. 100,399 2,762

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
92 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Obayashi Corp. 14,000 125
Obic Co., Ltd. 300 54
Odakyu Electric Railway Co., Ltd. 35,900 749
Oriental Land Co., Ltd. 5,700 686
Osaka Gas Co., Ltd. 76,700 1,415
Otsuka Holdings Co., Ltd. 30,500 1,268
Pan Pacific International Holdings Corp. 41,200 934
Panasonic Corp. 808,500 6,945
Qol Holdings Co., Ltd. 121,500 1,194
Recruit Holdings Co., Ltd. 21,900 680
Resona Holdings, Inc. 552,400 1,812
Rinnai Corp. 5,800 474
Secom Co., Ltd. 14,863 1,283
Seiko Epson Corp. 60,500 644
Sekisui House, Ltd. 26,200 479
Shimadzu Corp. 3,000 76
Shimano, Inc. 2,387 521
Shin-Etsu Chemical Co., Ltd. 47,600 5,581
Shingakukai Co., Ltd. 179,700 697
Shinsei Bank, Ltd. 2,100 24
Shizuoka Bank, Ltd. (The) 206,900 1,349
Showa Denko KK 81,300 1,689
SoftBank Group Corp. 25,584 1,611
Sompo Japan Nipponkoa Holdings, Inc. 58,501 1,927
Sony Corp. 27,200 2,109
Sumitomo Heavy Industries, Ltd. 29,700 582
Sumitomo Mitsui Financial Group, Inc. 128,702 3,441
Sumitomo Rubber Industries, Ltd. 75,000 627
Suzuki Motor Corp. 39,300 1,305
T&D Holdings, Inc. 73,800 610
Taiheiyo Cement Corp. 33,300 726
Taisei Corp. 19,600 676
Takeda Pharmaceutical Co., Ltd. 35,800 1,274
Terumo Corp. 2,600 98
Tobu Railway Co., Ltd. 20,000 560
Toho Co., Ltd. 57,300 1,705
Tohoku Electric Power Co., Inc. 105,000 991
Tokio Marine Holdings, Inc. 37,600 1,588
Tokyo Electron, Ltd. 22,900 6,256
Tokyo Gas Co., Ltd. 30,100 638
Tokyu Corp. 53,000 592
Tokyu Fudosan Holdings Corp. 161,900 625
Toray Industries, Inc. 140,400 609
Toyo Suisan Kaisha, Ltd. 14,600 882
Toyota Motor Corp. 55,800 3,324
Toyota Tsusho Corp. 5,300 134
Transcosmos, Inc. 41,100 1,006
Trend Micro, Inc. 74,100 4,317
Unicharm Corp. 25,688 1,155
USS Co., Ltd. 41,600 622
Yamada Denki Co., Ltd. 148,300 644
Yamato Kogyo Co., Ltd. - GDR 46,400 949
Z Holdings Corp. 62,700 331
216,062
Jersey - 0.0%
Ferguson PLC 4,011 359
Kazakhstan - 0.2%
Halyk Savings Bank of Kazakhstan JSC
- GDR 214,345 2,387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NAC Kazatomprom JSC - GDR 103,109 1,495
3,882
Kenya - 0.1%
Equity Group Holdings, Ltd.(Æ) 136,501 41
Safaricom PLC 8,343,453 2,183
2,224
Luxembourg - 0.5%
ArcelorMittal SA(Æ) 165,669 1,843
Eurofins Scientific SE(Æ) 7,330 4,782
Globant SA(Æ) 8,759 1,515
Tenaris SA 285,316 1,670
9,810
Malaysia - 0.5%
Dialog Group BHD 1,389,600 1,239
Hong Leong Bank BHD 401,300 1,417
Hong Leong Financial Group BHD 261,314 834
IHH Healthcare BHD 675,400 860
Nestle Malaysia BHD 21,400 715
PPB Group BHD 219,500 1,019
Sime Darby Plantation BHD 1,674,200 2,056
8,140
Mexico - 0.4%
Arca Continental SAB de CV 172,065 849
Coca-Cola Femsa SAB de CV 177,412 733
El Puerto de Liverpool SAB de CV 329,486 808
Grupo Cementos de Chihuahua SAB
de CV 205,062 965
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 2,705,271 1,944
Grupo Televisa SAB - ADR(Æ) 294,678 1,647
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 94,595 694
7,640
Netherlands - 2.4%
Aegon NV 506,402 1,496
Akzo Nobel NV 6,661 629
ASML Holding NV 5,342 1,887
Heineken NV 86,924 8,452
ING Groep NV 821,078 5,693
Koninklijke Ahold Delhaize NV 102,544 2,956
Koninklijke KPN NV 949,842 2,464
Koninklijke Philips NV(Æ) 45,960 2,388
Mylan NV(Æ) 219,448 3,535
Royal Dutch Shell PLC Class A 55,462 820
Wolters Kluwer NV 14,750 1,166
X5 Retail Group NV - GDR 21,287 803
Yandex NV Class A(Æ) 197,014 11,336
43,625
New Zealand - 0.0%
Meridian Energy, Ltd. 4,494 14
Norway - 0.5%
Gjensidige Forsikring ASA 97,896 2,013
Mowi ASA 88,244 1,598
Norsk Hydro ASA(Æ) 644,794 1,816
Orkla ASA 372,529 3,675

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 93
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yara International ASA 18,340 771
9,873
Panama - 0.1%
Copa Holdings SA Class A 51,837 2,148
Peru - 0.0%
Credicorp, Ltd. 1,426 181
Philippines - 0.0%
Bank of the Philippine Islands 315,210 438
Poland - 0.5%
Bank Millennium SA(Æ) 2,328,319 1,777
Grupa Lotos SA 55,081 718
KGHM Polska Miedz SA(Æ) 94,166 3,195
mBank SA(Æ) 20,570 1,035
PGE Polska Grupa Energetyczna SA(Æ) 849,977 1,513
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 118,891 695
8,933
Portugal - 0.1%
Energias de Portugal SA 367,626 1,862
Galp Energia SGPS SA Class B 57,613 607
2,469
Russia - 1.0%
Gazprom PJSC 377,058 928
Lukoil PJSC 82,728 5,691
Lukoil PJSC - ADR 23,521 1,611
MMC Norilsk Nickel PJSC 1,930 513
Novolipetsk Steel PJSC - GDR 70,875 1,392
Polyus PJSC - GDR 22,942 2,631
Rosneft Oil Co. PJSC - GDR 24,806 118
Sberbank of Russia PJSC - ADR(Æ) 288,124 3,454
Sberbank of Russia PJSC Class T 1 —
Tatneft PJSC - ADR 46,480 2,088
18,426
Singapore - 1.5%
City Developments, Ltd. 136,600 804
DBS Group Holdings, Ltd. 220,000 3,138
Genting Singapore, Ltd. 1,135,200 602
Jardine Cycle & Carriage, Ltd. 47,600 686
Oversea-Chinese Banking Corp., Ltd. 195,469 1,208
Singapore Exchange, Ltd. 105,900 632
Singapore Telecommunications, Ltd. 4,067,278 7,392
United Overseas Bank, Ltd. 163,300 2,294
UOL Group, Ltd. 224,100 1,074
Wilmar International, Ltd. 2,630,400 8,913
26,743
South Africa - 1.1%
Anglo American PLC 59,312 1,464
AngloGold Ashanti, Ltd. - ADR 296,529 9,545
Bidvest Group, Ltd. (The) 208,520 1,617
Exxaro Resources, Ltd. 105,662 831
FirstRand, Ltd. 878,174 2,008
Naspers, Ltd. Class N 23,191 4,274
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Resilient Property Income(Æ) 3,812 10
19,749
South Korea - 5.5%
BNK Financial Group, Inc. 345,902 1,495
CJ Corp. 10,160 704
CLIO Cosmetics Co., Ltd. 18,351 276
Daelim Industrial Co., Ltd. 24 2
Daewoo Engineering & Construction Co.,
Ltd.(Æ) 220,752 650
Daewoo Securities Co., Ltd. 145,618 967
Fila Korea, Ltd. 62,561 1,761
Hana Financial Group, Inc. 177,203 4,407
Hanon Systems 83,160 692
HDC Hyundai Development Co-
Engineering & Construction Class E 54,251 989
Hyundai Motor Co. 47,205 5,022
Industrial Bank of Korea 286,095 1,954
Kangwon Land, Inc. 79,431 1,527
KB Financial Group, Inc. 133,521 3,965
Kia Motors Corp. 81,675 2,775
Korea Electric Power Corp. 58,444 938
KT&G Corp. 9,185 624
Kumho Petrochemical Co., Ltd. 38,763 2,757
LG Chem, Ltd. 68 32
LG Electronics, Inc. Class H 39,169 2,328
LG Household & Health Care, Ltd. 3,395 3,913
LG Uplus Corp. 35,871 345
Meritz Securities Co., Ltd. 244,457 633
NAVER Corp. 20,807 5,265
Netmarble Games Corp.(Æ)(Þ) 23,699 2,553
Ottogi Corp. 1,326 621
Pearl Abyss Corp.(Æ) 10,873 1,721
POSCO 25,495 4,147
Samsung C&T Corp. 6,731 600
Samsung Electro-Mechanics Co., Ltd. 23,951 2,830
Samsung Electronics Co., Ltd. 497,747 24,226
Samsung Engineering Co., Ltd.(Æ) 81,362 816
Shinhan Financial Group Co., Ltd. 247,326 6,271
SK Hynix, Inc. 183,051 12,744
SK Telecom Co., Ltd. 3,477 645
101,195
Spain - 0.8%
Abertis Infraestructuras SA(Æ)(Š) 27,820 196
Aena SA(Þ) 2,813 367
Amadeus IT Group SA Class A 2,674 134
Banco Santander SA - ADR 969,717 2,083
Bankia SA 578,558 735
Bankinter SA 159,596 830
Cellnex Telecom SA(Þ) 9,431 593
Endesa SA - ADR 131,622 3,744
Ferrovial SA 9,861 242
Grifols SA 18,983 554
Iberdrola SA 210,190 2,713
Mapfre SA 515,029 931
Red Electrica Corp. SA 13,436 262
Repsol SA - ADR 72,378 565
13,949

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
94 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sweden - 1.3%
Assa Abloy AB Class B 17,604 386
Bausch & Lomb, Inc.(Æ) 44,225 1,206
Essity Aktiebolag Class B 60,371 1,989
Investor AB Class B 22,535 1,332
Kinnevik AB Class B 56,299 1,977
L E Lundbergforetagen AB Class B 17,474 818
Loomis AB(Æ) 62,057 1,490
Sandvik AB(Æ) 230,424 4,296
Securitas AB Class B(Æ) 52,827 790
Skandinaviska Enskilda Banken AB
Class A 112,699 1,092
Skanska AB Class B(Æ) 34,521 697
Svenska Cellulosa AB SCA Class B(Æ) 5,320 64
Swedish Match AB 25,679 1,967
Telefonaktiebolaget LM Ericsson Class B 412,083 4,753
22,857
Switzerland - 6.4%
ABB, Ltd. 84,055 2,106
Adecco SA 14,719 700
Alcon, Inc.(Æ) 11,810 714
Baloise Holding AG 6,483 989
Chocoladefabriken Lindt & Spruengli
AG 155 1,589
Cie Financiere Richemont SA 42,688 2,654
Credit Suisse Group AG 255,019 2,733
Geberit AG 2,848 1,574
Georg Fischer AG 174 160
Givaudan SA 464 1,915
Glencore PLC(Æ) 668,040 1,541
Idorsia, Ltd.(Æ) 1,338 37
Kuehne & Nagel International AG 6,449 1,111
LafargeHolcim, Ltd.(Æ) 17,459 827
Lonza Group AG 163 102
Nestle SA 230,275 27,281
Novartis AG 236,527 19,589
Partners Group Holding AG 4,024 3,898
Roche Holding AG 78,785 27,259
Schindler Holding AG 8,054 2,032
SGS SA 994 2,611
Sika AG 3,360 740
STMicroelectronics NV 50,860 1,439
Straumann Holding AG 153 151
Swiss Life Holding AG 413 151
Swiss Prime Site AG Class A 9,911 904
Swiss Re AG 22,251 1,757
Swisscom AG 2,032 1,082
UBS Group AG 576,780 6,792
Zurich Insurance Group AG 6,910 2,554
116,992
Taiwan - 5.5%
Asia Cement Corp. 402,000 546
Asustek Computer, Inc. 86,000 633
Catcher Technology Co., Ltd. 521,621 3,829
Chang Hwa Commercial Bank, Ltd. 406,149 262
China Airlines, Ltd.(Æ) 2,520,000 684
China Development Financial Holding
Corp. 3,086,000 907
China Life Insurance Co., Ltd. 2,714,420 1,885
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Chunghwa Telecom Co., Ltd. 256,000 956
Chunghwa Telecom Co., Ltd. - ADR 11,428 421
Compal Electronics, Inc. 1,163,000 738
CTBC Financial Holding Co., Ltd. 1,604,000 1,057
E.Sun Financial Holding Co., Ltd. 984,954 912
Eva Airways Corp. 2,011,000 740
Evergreen Marine Corp. Taiwan, Ltd.(Æ) 1,942,001 725
Far Eastern New Century Corp. 763,000 668
First Financial Holding Co., Ltd. 486,820 393
Formosa Petrochemical Corp. 226,000 625
Formosa Plastics Corp. 250,000 666
Foxconn Technology Co., Ltd. 336,000 623
Globalwafers Co., Ltd. 154,000 2,199
Hiwin Technologies Corp. 198,678 2,101
Hon Hai Precision Industry Co., Ltd. 1,852,101 4,931
Hon Hai Precision Industry Co., Ltd.
- GDR 58,532 315
Hua Nan Financial Holdings Co., Ltd. 1,078,380 737
Largan Precision Co., Ltd. 9,294 1,202
Lite-On Technology Corp. 408,166 689
MediaTek, Inc. 364,182 8,736
Mega Financial Holding Co., Ltd. 636,000 700
Nan Ya Plastics Corp. 304,000 629
Nanya Technology Corp. 1,424,000 2,954
President Chain Store Corp. 3,490 33
Realtek Semiconductor Corp. 138,434 1,754
Shin Kong Financial Holding Co., Ltd. 7,186,000 2,091
SinoPac Financial Holdings Co., Ltd. 1,198,000 433
Synnex Technology International Corp. 488,000 728
Taiwan Business Bank 1,750,190 604
Taiwan Cement Corp. 524,353 803
Taiwan Cooperative Financial Holding
Co., Ltd. 1,298,445 950
Taiwan Mobile Co., Ltd. 157,000 561
Taiwan Semiconductor Manufacturing
Co., Ltd. 2,015,000 29,490
Taiwan Semiconductor Manufacturing
Co., Ltd. - ADR 172,211 13,586
Tripod Technology Corp. 102,007 443
Win Semiconductors Corp. 253,990 2,725
WPG Holdings, Ltd. 536,000 727
Yageo Corp. 116,745 1,555
Yuanta Financial Holding Co., Ltd. 1,596,036 975
99,921
Thailand - 0.5%
Bangkok Bank PCL 19,700 63
CP ALL PCL 1,470,700 3,221
IRPC PCL 6,101,100 499
Minor International PCL 1,793,200 1,040
Minor International PCL(Æ) 1,312,500 762
PTT Global Chemical PCL 40,000 60
PTT PCL 480,800 581
Siam Cement PCL (The) 97,700 1,199
Thai Union Group PCL Class F 1,856,700 799
8,224
Turkey - 0.6%
Akbank TAS(Æ) 404,916 306
Anadolu Efes Biracilik Ve Malt Sanayii
AS 637,746 1,778

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 95
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Arcelik AS(Æ) 269,724 895
Tupras Turkiye Petrol Rafinerileri AS(Æ) 10,179 121
Turk Hava Yollari AO(Æ) 684,076 1,046
Turkcell Iletisim Hizmetleri AS 271,004 575
Turkiye Garanti Bankasi AS(Æ) 5,063,829 5,093
Turkiye Is Bankasi AS Class C(Æ) 2,421,034 1,673
11,487
United Arab Emirates - 0.2%
Emaar Properties PJSC(Æ) 2,912,076 2,058
Emirates NBD Bank PJSC 992,287 2,389
4,447
United Kingdom - 9.2%
Admiral Group PLC 21,915 690
Antofagasta PLC 290,887 3,935
Associated British Foods PLC 39,633 920
AstraZeneca PLC 27,815 3,085
Aviva PLC 694,524 2,418
BAE Systems PLC 1,215,996 7,841
Bank of Georgia Group PLC(Æ) 47,594 486
Barclays PLC 3,784,848 5,027
Berkeley Group Holdings PLC 12,177 714
BP PLC - ADR 58,356 1,286
British American Tobacco PLC 35,213 1,169
Bunzl PLC 79,428 2,292
Compass Group PLC 320,902 4,438
Croda International PLC(Æ) 29,802 2,243
Diageo PLC 166,694 6,108
Direct Line Insurance Group PLC 585,686 2,284
Experian PLC 34,474 1,215
Foxtons Group PLC(Æ) 3,568,476 1,668
GlaxoSmithKline PLC - ADR 295,930 5,943
Halma PLC 19,331 554
HSBC Holdings PLC 2,066,156 9,396
Imperial Tobacco Group PLC 30,590 513
InterContinental Hotels Group PLC(Æ) 19,418 902
Intertek Group PLC 21,155 1,496
J Sainsbury PLC 1,698,422 4,172
John Wood Group PLC 1,782,171 4,489
Johnson Matthey PLC 56,798 1,674
KAZ Minerals PLC 94,337 668
Kingfisher PLC 440,699 1,403
Linde PLC 35,291 8,638
Lloyds Banking Group PLC 5,744,316 1,992
London Stock Exchange Group PLC 20,085 2,240
M&G PLC 331,736 702
Meggitt PLC 586,725 2,081
Mondi PLC 114,781 2,059
National Grid PLC 105,008 1,242
Ninety One PLC(Æ) 59,606 170
Pearson PLC 101,830 705
Persimmon PLC Class A 16,203 513
Prudential PLC 41,633 608
Reckitt Benckiser Group PLC 24,990 2,528
RELX PLC 80,443 1,709
Rentokil Initial PLC 296,727 2,087
Royal Bank of Scotland Group PLC 2,214,632 3,096
Royal Dutch Shell PLC Class B 3,650 52
RSA Insurance Group PLC 192,892 1,091
Sage Group PLC (The) 100,573 963
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Scottish & Southern Energy PLC 47,843 819
Segro PLC(ö) 133,915 1,706
Smith & Nephew PLC 31,319 625
Smiths Group PLC 43,508 777
Spirax-Sarco Engineering PLC 14,429 1,956
Standard Chartered PLC 733,331 3,728
Standard Life Aberdeen PLC(Æ) 209,465 692
Stock Spirits Group PLC 516,995 1,519
Taylor Wimpey PLC 296,678 463
TechnipFMC PLC 822,934 6,608
Tesco PLC 1,607,701 4,584
Travis Perkins PLC 677,563 9,896
Tullow Oil PLC 1,471,133 488
Unilever NV 160,850 9,521
Unilever PLC 21,772 1,308
Vertu Motors PLC 2,873,875 841
Vodafone Group PLC 6,243,060 9,483
Wausau Paper Corp. 87,694 656
167,175
United States - 1.3%
Abbott Laboratories 1,667 168
Bilibili, Inc. - ADR(Æ) 86,087 3,752
Carnival Corp. 56,280 622
CK Hutchison Holdings, Ltd. Class B 495,025 3,232
JOYY, Inc.(Æ) 56,294 4,493
MasterCard, Inc. Class A 1,606 495
MercadoLibre, Inc.(Æ) 8,278 9,310
Visa, Inc. Class A 1,936 369
22,441
Zambia - 0.5%
First Quantum Minerals, Ltd. 1,035,151 8,748
Total Common Stocks
(cost $1,426,181) 1,705,898
Preferred Stocks - 1.9%
Brazil - 0.6%
Petroleo Brasileiro SA
2.737% (Ÿ) 2,524,224 10,742
Germany - 0.5%
Henkel AG & Co. KGaA
2.143% (Ÿ) 71,275 9,745
South Korea - 0.8%
Samsung Electronics Co., Ltd.
2.937% (Ÿ) 345,558 14,396
Total Preferred Stocks
(cost $33,216) 34,883
Long-Term Investments - 0.0%
India - 0.0%
Britannia Industries, Ltd.
8.000% due 08/28/22 INR 705 3
Total Long-Term Investments
(cost $10) 3

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
96 Tax-Managed International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Warrants and Rights - 0.0%
Brazil - 0.0%
B2W Companhia Digital(Æ)
  2021 Rights 6,653 9
Spain - 0.0%
Cellnex Telecom SA(Æ)
 2021 Rights 9,431 39
Thailand - 0.0%
Minor International PCL(Æ)
2021 Warrants  95,105 3
Total Warrants and Rights
(cost $—) 51
Short-Term Investments - 2.6%
United States - 2.6%
U.S. Cash Management Fund (@) 46,598,811 (∞) 46,594
Total Short-Term Investments
(cost $46,594) 46,594
Total Investments - 97.8%
(identified cost $1,506,001) 1,787,429
Other Assets and Liabilities, Net
- 2.2%
40,931
Net Assets - 100.0%
1,828,360

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 97
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.5%
3SBio, Inc. 02/28/20 HKD 73,000 1 .04 76
89
Aena SA 03/17/20 EUR 2,813 107 .08 301
367
Amundi SA 02/26/19 EUR 87,712 65 .18 5,717
6,669
BAIC Motor Corp., Ltd. 06/05/20 HKD 2,241,000 0 .46 1,020
1,094
Cellnex Telecom SA 04/18/19 EUR 9,431 29 .37 277
593
China Resources Pharmaceutical Group, Ltd. 07/20/20 HKD 2,418,000 0 .60 1,444
1,374
Covestro AG 08/22/19 EUR 226,588 37 .24 8,440
8,806
Delivery Hero AG 09/26/19 EUR 46,612 55 .15 2,571
5,378
Guotai Junan Securities Co., Ltd. 06/05/20 HKD 1,348,800 1 .45 1,951
2,211
Hapvida Participacoes e Investimentos SA 04/18/19 BRL 21,105 7 .13 150
264
Hua Hong Semiconductor, Ltd. 03/11/16 HKD 354,000 1 .02 360
1,555
Hydro One, Ltd. 04/18/19 CAD 41,567 16 .10 669
886
ICICI Lombard General Insurance Co., Ltd. 12/12/18 INR 112,451 15 .33 1,724
1,962
Longfor Group Holdings, Ltd. 01/18/19 HKD 146,500 2 .91 427
725
Luye Pharma Group, Ltd. 04/28/20 HKD 479,501 0 .49 235
303
Midea Real Estate Holding, Ltd. 03/17/20 HKD 106,201 2 .31 246
272
Netmarble Games Corp. 04/28/20 KRW 23,699 77 .87 1,845
2,553
Pirelli & C SpA 04/28/20 EUR 162,449 3 .74 607
643
Postal Savings Bank of China Co., Ltd. 01/18/19 HKD 541,001 0 .54 290
297
Reliance Industries, Ltd. 06/03/15 INR 78,033 14 .13 1,102
4,327
Scandinavian Tobacco Group A/S 06/25/19 DKK 215,486 11 .50 2,479
3,175
WH Group, Ltd. 10/26/15 HKD 3,126,282 0 .74 2,324
2,783
46,326
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 493 EUR 15,692 09/20
242
FTSE 100 Index Futures 113 GBP 6,652 09/20
(300)
Japanese Yen Currency Index Futures 397 USD 46,943 09/20
598
MSCI EAFE Index Futures 1,620 USD 146,902 09/20
1,658
MSCI Emerging Markets Index Futures 156 USD 8,341 09/20
(3)
S&P/TSX 60 Index Futures 197 CAD 38,037 09/20
1,703
TOPIX Index Futures 185 JPY 2,768,524 09/20
(2,281)
Short Positions
Hang Seng Index Futures 350 HKD 429,748 08/20
292
MSCI Emerging Markets Index Futures 1,661 USD 88,805 09/20
(8,079)
S&P 500 E-Mini Index Futures 467 USD 76,203 09/20
(4,945)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(11,115)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 285 JPY 30,021 08/04/20 (1)
Bank of America USD 77 ZAR 1,276 08/03/20 (3)

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
98 Tax-Managed International Equity Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 35 USD 41 08/04/20 —
Bank of America GBP 56 USD 73 08/03/20 —
Bank of America GBP 63 USD 82 08/04/20 —
Royal Bank of Canada USD 158 JPY 16,632 08/03/20 (1)
State Street BRL 323 USD 62 08/04/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(5)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Argentina $ 5,887 $ — $ —
$ —
$ 5,887
Australia — 31,394 —
—
31,394
Austria — 3,284 —
—
3,284
Belgium — 4,449 —
—
4,449
Brazil 19,1 87 — —
—
19,1 87
Canada 57,138 — —
—
57,138
Cayman Islands — 9,855 —
—
9,855
Chile 347 — —
—
347
China 50,987 172,119 —
—
223,106
Colombia 749 — —
—
749
Denmark — 33,048 —
—
33,048
Finland — 12,273 —
—
12,273
France — 103,950 —
—
103,950
Germany 758 73,458 —
—
74,216
Greece — 3,186 —
—
3,186
Hong Kong — 46,294 —
—
46,294
Hungary — 3,987 —
—
3,987
India 5,300 45,954 —
—
51,254
Indonesia — 10,987 —
—
10,987
Ireland 15,640 11,820 —
—
27,460
Isle of Man — 709 —
—
709
Israel 2,286 3,145 —
—
5,431
Italy — 19,555 —
—
19,555
Japan — 216,062 —
—
216,062
Jersey — 359 —
—
359
Kazakhstan — 3,882 —
—
3,882
Kenya — 2,224 —
—
2,224
Luxembourg — 9 , 810 —
—
9 , 810
Malaysia — 8,140 —
—
8,140
Mexico 7,640 — —
—
7,640
Netherlands 14,871 28,754 —
—
43,625
New Zealand — 14 —
—
14
Norway — 9,873 —
—
9,873
Panama 2,148 — —
—
2,148

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed International Equity Fund 99
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Peru 181 — —
—
181
Philippines — 438 —
—
438
Poland — 8,933 —
—
8,933
Portugal — 2,469 —
—
2,469
Russia — 18,426 —
—
18,426
Singapore — 26,743 —
—
26,743
South Africa 9,545 10,204 —
—
19,749
South Korea — 101,195 —
—
101,195
Spain — 13,753 196
—
13,949
Sweden — 22,857 —
—
22,857
Switzerland — 116,992 —
—
116,992
Taiwan 14,007 85,914 —
—
99,921
Thailand — 8,224 —
—
8,224
Turkey — 11,487 —
—
11,487
United Arab Emirates — 4,447 —
—
4,447
United Kingdom 7,894 159,281 —
—
167,175
United States 20,102 2 , 339 —
—
22 , 441
Zambia 8,748 — —
—
8,748
Preferred Stocks 10,742 24,141 — — 34,883
Long-Term Investments — 3 — — 3
Warrants and Rights 51 — — — 51
Short-Term Investments — — — 46,594 46,594
Total Investments 254,208 1,486,431 196 46,594 1,787,429
Other Financial Instruments
Assets
Futures Contracts 4,493 — —
—
4,493
Liabilities
Futures Contracts (15,608) — —
—
(15,608)
Foreign Currency Exchange Contracts (5) — —
—
(5)
Total Other Financial Instruments
*
$ (11,120) $ — $ — $ — $ (11,120)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands

Russell Investment Company
Tax-Managed International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
100 Tax-Managed International Equity Fund
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
204,595
Consumer Staples ...................................................................
106,781
Energy ....................................................................................
71,856
Financial Services ...................................................................
375,620
Health Care .............................................................................
127,870
Materials and Processing ........................................................
190,500
Producer Durables ..................................................................
220,948
Technology ..............................................................................
321,166
Utilities ...................................................................................
86,562
Preferred Stocks
Consumer Discretionary ..........................................................
9,745
Energy ....................................................................................
10,742
Technology ..............................................................................
14,396
Long-Term Investments .................................................................
3
Warrants and Rights ....................................................................
51
Short-Term Investments ................................................................
46,594
Total Investments .................................................................... 1,787,429

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 101
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.2%
Australia - 4.9%
Atlas Arteria, Ltd. 137,409 651
Aurizon Holdings, Ltd. 93,351 297
Beach Energy, Ltd. 505,204 510
BHP Group PLC 44,197 964
BHP Group, Ltd. - ADR 61,920 1,641
Fortescue Metals Group, Ltd. 251,194 3,122
Mineral Resources, Ltd. 94,129 1,730
Newcrest Mining, Ltd. 32,259 817
Perenti Global, Ltd. 86,694 74
Qube Holdings, Ltd. 380,496 745
Rio Tinto PLC 16,298 993
Rio Tinto, Ltd. - ADR 5,353 390
Sandfire Resources NL 316,398 1,068
South32, Ltd. Class B 607,891 894
Sydney Airport 176,014 665
Tassal Group, Ltd. 129,668 335
Transurban Group - ADR(Æ) 760,357 7,533
22,429
Austria - 0.2%
OMV AB 22,109 700
Bermuda - 0.1%
Beijing Enterprises Water Group, Ltd.
(Æ) 708,000 301
Brazil - 0.8%
Centrais Eletricas Brasileiras SA
- ADR(Æ) 68,445 504
Cia de Saneamento Basico do Estado de
Sao Paulo - ADR(Æ) 28,937 335
Cia Energetica de Minas Gerais - ADR 211,883 492
Petroleo Brasileiro SA - ADR 18,545 161
Sao Martinho SA 224,351 921
Ultrapar Participacoes SA - ADR 94,146 339
Vale SA Class B - ADR(Æ) 65,701 765
3,517
Canada - 4.1%
Agnico Eagle Mines, Ltd. 10,239 813
Barrick Gold Corp. 54,147 1,565
Canadian Solar, Inc.(Æ) 67,078 1,485
Emera, Inc. 9,989 416
Enbridge, Inc. 94,987 3,039
Enerflex, Ltd. 79,905 296
Franco-Nevada Corp. Class T 9,445 1,510
Gibson Energy, Inc. 18,426 303
Imperial Oil, Ltd. 18,672 292
Kirkland Lake Gold, Ltd.(Æ) 12,664 692
Largo Resources, Ltd.(Æ) 1,460,843 1,112
Nutrien, Ltd. 32,347 1,053
Pembina Pipeline Corp. 81,672 1,985
Seven Generations Energy, Ltd. Class
A(Æ) 168,164 461
Suncor Energy, Inc. 14,573 229
TC Energy Corp.(Æ) 44,838 2,044
Teck Resources, Ltd. Class B 44,877 455
Westshore Terminals Investment Corp. 19,682 253
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wheaton Precious Metals Corp. 14,788 802
18,805
Chile - 0.6%
Sociedad Quimica y Minera de Chile
SA - ADR 94,250 2,879
China - 1.5%
CGN Power Co., Ltd. Class H(Þ) 955,000 201
China Gas Holdings, Ltd. 447,000 1,338
China Resources Gas Group, Ltd. 36,001 177
China Resources Power Holdings Co.,
Ltd. 212,589 271
China Water Affairs Group, Ltd. 706,000 611
CNOOC, Ltd. 1,674,904 1,774
COSCO Shipping Ports, Ltd. 8,771 5
ENN Energy Holdings, Ltd. 82,401 999
Jiangsu Expressway Co., Ltd. Class H 1,189,029 1,276
Kunlun Energy Co., Ltd. 442,000 370
7,022
Cyprus - 0.2%
Ros Agro PLC - GDR 114,283 1,100
Denmark - 0.4%
Drilling Co. of 1972 A/S (The)(Æ) 5,984 140
Vestas Wind Systems A/S 14,264 1,844
1,984
Finland - 0.2%
Neste OYJ 11,151 513
UPM-Kymmene OYJ 20,677 554
1,067
France - 3.1%
Aeroports de Paris 14,330 1,359
Eiffage SA(Æ) 20,758 1,819
Engie SA(Æ) 53,281 712
Eramet(Æ) 15,749 431
Getlink SE(Æ) 155,360 2,338
Rubis SCA 27,153 1,283
Suez Environnement Co. 28,196 372
Total SA 52,429 1,947
Veolia Environnement SA 25,052 573
Vilmorin & Cie SA 17,692 1,041
Vinci SA 29,107 2,513
14,388
Germany - 0.3%
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 9,270 362
Hamburger Hafen und Logistik AG 14,703 254
K&S AG 56,607 377
ThyssenKrupp AG - ADR(Æ) 23,867 186
1,179
Hong Kong - 0.4%
CLP Holdings, Ltd. 126,571 1,199
Guangdong Investment, Ltd. 146,000 236
Nine Dragons Paper Holdings, Ltd. 172,585 181
1,616

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
102 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC(Æ) 106,887 629
India - 0.3%
Vedanta, Ltd. - ADR 214,866 1,293
Ireland - 0.2%
Smurfit Kappa Group PLC 21,704 732
Israel - 0.2%
Equital, Ltd.(Æ) 734 13
ICL Group, Ltd. 267,029 835
Israel Corp., Ltd. (The)(Æ) 2,619 224
1,072
Italy - 1.4%
ASTM SpA(Æ) 12,717 271
Atlantia SpA(Æ) 310,768 4,958
Enav SpA(Þ) 83,251 341
Enel SpA 92,775 849
6,419
Japan - 1.1%
East Japan Railway Co. 2,200 127
Ebara Corp. 28,800 685
Hitachi Zosen Corp. 37,400 132
Japan Petroleum Exploration Co., Ltd. 30,200 489
JFE Holdings, Inc. 28,700 188
Kubota Corp. 15,000 215
Mitsubishi Materials Corp. 39,900 816
Nippon Steel Corp. 55,300 454
Nittetsu Mining Co., Ltd. 11,100 423
Sumitomo Metal Mining Co., Ltd. 30,900 925
Takuma Co., Ltd. 14,600 203
Tokyo Gas Co., Ltd. 24,200 513
5,170
Luxembourg - 0.1%
ArcelorMittal SA(Æ) 37,979 422
Mexico - 1.3%
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 18,292 608
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 2,122 142
Grupo Aeroportuario del Sureste SAB de
CV Class B(Æ) 131,484 1,307
Grupo Aeroportuario del Sureste SAB de
CV - ADR(Æ) 2,768 276
Grupo Mexico SAB de CV 1,006,073 2,541
Infraestructura Energetica Nova SAB
de CV 167,097 497
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 91,923 675
6,046
Netherlands - 0.4%
Koninklijke Vopak NV 5,398 295
OCI NV(Æ) 20,298 241
Royal Dutch Shell PLC Class A 99,091 1,464
2,000
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Zealand - 0.5%
Auckland International Airport, Ltd. 503,012 2,134
Norway - 1.1%
Austevoll Seafood ASA 94,261 798
Borregaard ASA - ADR 65,436 863
BW Energy, Ltd.(Æ) 71,552 135
BW Offshore, Ltd.(Æ) 118,560 413
DNO ASA 1,102,405 704
Grieg Seafood ASA 50,319 512
Statoil ASA Class N 57,663 859
Yara International ASA 20,782 874
5,158
Poland - 0.4%
KGHM Polska Miedz SA(Æ) 24,996 848
Polskie Gornictwo Naftowe i
Gazownictwo SA 782,341 1,077
1,925
Russia - 2.9%
Gazprom Neft PJSC 240,738 1,045
Gazprom PJSC - ADR 146,362 713
Lukoil PJSC - ADR 47,435 3,249
MMC Norilsk Nickel PJSC - ADR 108,363 2,862
Novatek PJSC - GDR 17,568 2,590
PhosAgro PJSC - GDR 88,189 1,045
Rosneft Oil Co. PJSC - GDR 140,570 669
Surgutneftegas PJSC - ADR 10 7, 71 0 535
Tatneft PJSC - ADR 3,139 141
TMK PJSC - GDR(Æ) 138,494 417
13,266
Singapore - 0.2%
Wilmar International, Ltd. 308,600 1,046
South Africa - 1.1%
Anglo American PLC 142,341 3,513
Sibanye Stillwater(Æ) 541,945 1,526
5,039
South Korea - 0.3%
Korea Zinc Co., Ltd. 945 329
POSCO 3,313 539
Young Poong Corp. 833 365
1,233
Spain - 1.8%
Aena SA(Þ) 33,840 4,410
Ferrovial SA 43,787 1,075
Iberdrola SA 120,281 1,553
Repsol SA - ADR 128,755 1,005
8,043
Sweden - 0.4%
Bausch & Lomb, Inc.(Æ) 21,854 596
Svenska Cellulosa AB SCA Class B(Æ) 110,209 1,332
1,928
Switzerland - 1.5%
Flughafen Zurich AG(Æ) 18,329 2,315
Glencore PLC(Æ) 1,489,416 3,435

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 103
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gurit Holding AG 667 1,176
6,926
Thailand - 0.5%
PTT Exploration & Production PCL 402,300 1,179
PTT PCL 733,500 886
2,065
Turkey - 0.3%
Koza Anadolu Metal Madencilik
Isletmeleri AS(Æ) 561,447 1,150
Ukraine - 0.1%
Kernel Holding SA 60,899 644
United Kingdom - 2.6%
Antofagasta PLC 29,173 395
BP PLC 191,043 693
DS Smith PLC Class F 107,406 369
EnQuest PLC(Æ) 3,353,413 577
Ferrexpo PLC 121,006 282
John Wood Group PLC 176,546 445
KAZ Minerals PLC 155,777 1,103
Mondi PLC 32,688 586
National Grid PLC 291,712 3,449
Polypipe Group PLC 118,629 631
Premier Oil PLC(Æ) 993,609 465
Scottish & Southern Energy PLC 10,067 172
Severn Trent PLC Class H 47,914 1,542
Signature Aviation PLC 363,549 1,125
11,834
United States - 55.6%
Acadia Realty Trust(ö) 24,399 294
Adecoagro SA(Æ) 200,986 840
AGCO Corp. 5,593 367
Agree Realty Corp.(ö) 45,560 3,051
Albemarle Corp. 19,830 1,635
Alexander & Baldwin, Inc. 23,922 283
Alexander's, Inc.(ö) 820 206
Alexandria Real Estate Equities, Inc.(ö) 44,838 7,961
Alliant Energy Corp. 24,981 1,345
Amcor PLC 71,829 740
American Assets Trust, Inc.(ö) 11,537 311
American Campus Communities, Inc.(ö) 10,760 383
American Electric Power Co., Inc. 36,035 3,130
American Homes 4 Rent Class A(ö) 131,327 3,808
American Tower Corp.(ö) 12,619 3,298
American Water Works Co., Inc. 4,784 705
Americold Realty Trust(ö) 16,873 681
Apple Hospitality REIT, Inc.(ö) 47,864 422
Archer-Daniels-Midland Co. 6,233 267
AvalonBay Communities, Inc.(ö) 4,986 763
Avista Corp. 9,178 341
Baker Hughes, a GE Co. LLC 9,702 150
Bonanza Creek Energy, Inc.(Æ) 31,201 568
Boston Properties, Inc.(ö) 4,096 365
Camden Property Trust(ö) 6,194 562
Centennial Resource Development, Inc.
Class A(Æ) 449,741 354
CenterPoint Energy, Inc. 22,256 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cheniere Energy, Inc.(Æ) 41,237 2,040
Chevron Corp. 7,815 656
Clipper Realty, Inc.(ö) 31,474 210
CNX Resources Corp.(Æ) 58,972 569
ConocoPhillips 13,303 497
CoreSite Realty Corp. Class A(ö) 2,456 317
Corp. America Airports SA(Æ) 98,028 269
Corporate Office Properties Trust(ö) 14,196 376
Corteva, Inc. Class W 6,663 190
Cousins Properties, Inc.(ö) 68,273 2,097
Crown Castle International Corp.(ö) 6,286 1,048
CubeSmart(ö) 19,543 580
CyrusOne, Inc.(ö) 42,508 3,546
Denbury Resources, Inc.(Æ) 1,471,614 38
Digital Realty Trust, Inc.(ö) 57,096 9,167
Dominion Energy, Inc. 63,719 5,162
Douglas Emmett, Inc.(ö) 16,249 473
Duke Energy Corp. 8,599 729
Duke Realty Corp.(ö) 27,167 1,092
EastGroup Properties, Inc.(ö) 26,975 3,579
Empire State Realty Trust, Inc. Class
A(ö) 43,109 285
Enterprise Products Partners, LP 128,537 2,262
EOG Resources, Inc. 8,795 412
Equinix, Inc.(Æ)(ö) 20,990 16,488
Equity LifeStyle Properties, Inc. Class
A(ö) 73,362 5,012
Equity Residential(ö) 12,909 692
Essential Properties Realty Trust, Inc.(ö) 130,447 2,100
Essex Property Trust, Inc.(ö) 16,366 3,613
Evergy, Inc. 25,260 1,638
Eversource Energy(Æ) 28,990 2,611
Exelon Corp. 5,595 216
Extra Space Storage, Inc.(ö) 49,703 5,136
Exxon Mobil Corp. 20,145 848
Farmland Partners, Inc.(ö) 34,149 236
Federal Realty Investment Trust(ö) 3,011 230
First Industrial Realty Trust, Inc.(ö) 12,890 566
First Solar, Inc.(Æ) 14,916 888
Five Star Senior Living, Inc.(Æ) 33,402 152
FMC Corp. 8,335 884
Freeport-McMoRan, Inc. 512,369 6,621
Front Yard Residential Corp.(Æ)(ö) 18,071 157
Gaming and Leisure Properties, Inc.(ö) 112,570 4,076
GrafTech International, Ltd. 58,864 357
GTT Communications, Inc. 3,231 300
Gulfport Energy Corp.(Æ) 201,713 204
Halliburton Co. 31,579 453
Healthcare Trust of America, Inc. Class
A(ö) 67,534 1,865
Healthpeak Properties, Inc.(ö) 12,055 329
Hersha Hospitality Trust Class A(ö) 38,191 182
Highwoods Properties, Inc.(ö) 63,746 2,444
Host Hotels & Resorts, Inc.(ö) 19,682 212
Hudson Pacific Properties, Inc.(ö) 17,377 410
Hyatt Hotels Corp. Class A 16,515 793
Ingredion, Inc. 2,963 256
Invitation Homes, Inc.(ö) 217,839 6,496
Iron Mountain, Inc.(ö) 2,696 76
Kimco Realty Corp.(ö) 194,991 2,174

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
104 Tax-Managed Real Assets Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinder Morgan, Inc. 76,194 1,074
Lamar Advertising Co. Class A(ö) 4,000 263
Laredo Petroleum, Inc.(Æ) 30,071 456
Life Storage, Inc.(Æ)(ö) 34,914 3,426
Livent Corp.(Æ) 81,340 510
Mack-Cali Realty Corp.(ö) 20,058 289
Magellan Midstream Partners, LP 36,491 1,478
Magnolia Oil & Gas Corp.(Æ) 107,971 646
Medical Properties Trust, Inc.(ö) 143,455 2,888
Mid-America Apartment Communities,
Inc.(ö) 44,374 5,289
Mosaic Co. (The) 365,645 4,925
National Retail Properties, Inc.(ö) 17,339 615
Newmont Corp. 28,744 1,989
NexPoint Residential Trust, Inc.(ö) 8,208 314
NextEra Energy, Inc. 32,514 9,126
NiSource, Inc. 67,148 1,642
Norfolk Southern Corp. 3,128 601
Omega Healthcare Investors, Inc.(ö) 94,382 3,056
Outfront Media, Inc.(ö) 9,653 139
Ovintiv, Inc. 71,604 693
Paramount Group, Inc.(ö) 14,916 106
Phillips 66 6,456 400
Piedmont Office Realty Trust, Inc. Class
A(ö) 3,595 58
Pioneer Natural Resources Co. 3,888 377
PNM Resources, Inc. 14,389 608
Portland General Electric Co. 17,228 760
Prologis, Inc.(ö) 177,809 18,746
ProPetro Holding Corp.(Æ) 73,657 396
Public Service Enterprise Group, Inc. 3,795 212
Public Storage(ö) 5,961 1,191
QTS Realty Trust, Inc. Class A(ö) 6,498 468
Rayonier, Inc.(ö) 12,312 342
Realty Income Corp.(ö) 58,947 3,540
Regency Centers Corp.(ö) 78,143 3,206
Renewable Energy Group, Inc.(Æ) 174,527 4,813
Retail Opportunity Investments Corp.(ö) 30,925 336
REX American Resources Corp.(Æ) 7,856 535
Rexford Industrial Realty, Inc.(ö) 101,741 4,775
Rexnord Corp. 13,656 396
Sabra Health Care REIT, Inc.(ö) 46,680 688
Saul Centers, Inc.(ö) 8,159 251
SBA Communications Corp.(ö) 10,504 3,272
Sealed Air Corp. 197 7
Select Energy Services, Inc. Class A(Æ) 126,170 560
Sempra Energy 1,278 159
Simon Property Group, LP(ö) 53,220 3,318
SL Green Realty Corp.(ö) 6,055 282
SolarEdge Technologies, Inc.(Æ) 14,387 2,519
Southern Co. (The) 10,038 548
Southwestern Energy Co.(Æ) 81,159 197
STORE Capital Corp.(ö) 13,652 323
Sun Communities, Inc.(ö) 29,076 4,359
Talos Energy, Inc.(Æ) 49,423 337
Taubman Centers, Inc.(ö) 7,849 304
Terreno Realty Corp.(ö) 8,607 523
UDR, Inc.(ö) 70,175 2,540
UGI Corp. 34,478 1,149
Union Pacific Corp. 5,320 922
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Urban Edge Properties(ö) 30,087 315
Ventas, Inc.(ö) 8,734 335
VICI Properties, Inc.(ö) 10,814 235
W&T Offshore, Inc.(Æ) 139,583 315
WEC Energy Group, Inc.(Æ) 7,874 750
Welltower, Inc.(ö) 116,081 6,217
Weyerhaeuser Co.(ö) 16,607 462
Williams Cos., Inc. (The) 151,837 2,905
WP Carey, Inc.(ö) 3,210 229
Xcel Energy, Inc. 42,515 2,935
255,202
Total Common Stocks
(cost $387,380) 418,363
Preferred Stocks - 1.3%
Brazil - 1.1%
Bradespar SA
1.722% (Ÿ) 643,468 5,311
Russia - 0.2%
Tatneft PJSC
9.185% (Ÿ) 116,311 845
Total Preferred Stocks
(cost $5,487) 6,156
Short-Term Investments - 6.8%
United States - 6.8%
U.S. Cash Management Fund(@) 31,209,570 (∞) 31,206
Total Short-Term Investments
(cost $31,206) 31,206
Total Investments - 99.3%
(identified cost $424,073) 455,725
Other Assets and Liabilities, Net
- 0.7%
3,274
Net Assets - 100.0%
458,999

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 105
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.1%
Aena SA 06/13/19 EUR 33,840 185 .40 6,274
4,410
CGN Power Co., Ltd. 04/22/20 HKD 955,000 0 .25 239
201
Enav SpA 04/22/20 EUR 83,251 4 .39 365
341
4,952
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 134 USD 21,865 09/20
139
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
139
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America JPY 407 USD 4 08/04/20 —
Royal Bank of Canada JPY 2,124 USD 20 08/03/20 —
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
—
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 22,429 $ —
$ —
$ 22,429
Austria — 700 —
—
700
Bermuda — 301 —
—
301
Brazil 3,517 — —
—
3,517
Canada 18,805 — —
—
18,805
Chile 2,879 — —
—
2,879
China — 7,022 —
—
7,022
Cyprus — 1,100 —
—
1,100
Denmark — 1,984 —
—
1,984
Finland — 1,067 —
—
1,067
France — 14,388 —
—
14,388
Germany — 1,179 —
—
1,179
Hong Kong — 1,616 —
—
1,616

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
106 Tax-Managed Real Assets Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Hungary — 629 —
—
629
India 1,293 — —
—
1,293
Ireland — 732 —
—
732
Israel — 1,072 —
—
1,072
Italy — 6,419 —
—
6,419
Japan — 5,170 —
—
5,170
Luxembourg — 422 —
—
422
Mexico 6,046 — —
—
6,046
Netherlands — 2,000 —
—
2,000
New Zealand — 2,134 —
—
2,134
Norway — 5,158 —
—
5,158
Poland — 1,925 —
—
1,925
Russia 49 13,217 —
—
13,266
Singapore — 1,046 —
—
1,046
South Africa — 5,039 —
—
5,039
South Korea — 1,233 —
—
1,233
Spain — 8,043 —
—
8,043
Sweden — 1,928 —
—
1,928
Switzerland — 6,926 —
—
6,926
Thailand — 2,065 —
—
2,065
Turkey — 1,150 —
—
1,150
Ukraine — 644 —
—
644
United Kingdom — 11,834 —
—
11,834
United States 254,902 300 —
—
255,202
Preferred Stocks 5,311 845 — — 6,156
Short-Term Investments — — — 31,206 31,206
Total Investments 292,802 131,717 — 31,206 455,725
Other Financial Instruments
Assets
Futures Contracts 139 — —
—
139
Total Other Financial Instruments
*
$ 139 $ — $ — $ — $ 139
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Amounts in thousands

Russell Investment Company
Tax-Managed Real Assets Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Managed Real Assets Fund 107
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
1,943
Consumer Staples ...................................................................
5,905
Energy ....................................................................................
51,485
Financial Services ...................................................................
170,576
Health Care .............................................................................
748
Materials and Processing ........................................................
74,466
Producer Durables ..................................................................
43,831
Technology ..............................................................................
1,531
Utilities ...................................................................................
67,878
Preferred Stocks
Energy ....................................................................................
845
Financial Services ...................................................................
5,311
Short-Term Investments ................................................................
31,206
Total Investments .................................................................... 455,725

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
108 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Fixed Income Investments - 87.4%
Asset-Backed Securities - 4.9%
Affinion Group, Inc.
18.000% due 10/10/24 (Š) 231 104
Ajax Mortgage Loan Trust
Series 2018-A Class A
3.850% due 04/25/58 (Þ) 595 548
CIFC Funding, Ltd.
Series 2018-4RA Class B
2.473% due 10/17/30 500 480
Commonbond Student Loan Trust
Series 2017-AGS Class C
5.280% due 05/25/41 (Þ) 129 140
Series 2020-AGS Class A
1.980% due 08/25/50 (Þ) 700 708
Series 2020-AGS Class B
3.160% due 08/25/50 (Þ) 300 301
DB Master Finance LLC
Series 2019-1A Class A23
4.352% due 05/20/49 (Þ) 397 434
Series 2019-1A Class A2II
4.021% due 05/20/49 (Þ) 199 210
Domino's Pizza Master Issuer LLC
Series 2019-1A Class A2
3.668% due 10/25/49 (Þ) 943 1,000
Drive Auto Receivables Trust
Series 2020-2 Class B
1.420% due 03/17/25 650 658
Earnest Student Loan Program LLC
Series 2017-A Class C
4.130% due 01/25/41 (Þ) 106 107
ELFI Graduate Loan Program
Series 2020-A Class A
1.730% due 08/25/45 (Þ) 300 301
Exeter Automobile Receivables Trust
Series 2020-2A Class B
2.080% due 07/15/24 (Þ) 650 658
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 930 984
Series 2018-1A Class B
7.710% due 07/20/48 (Þ) 846 799
Series 2020-AA Class A
2.980% due 06/20/47 (Þ) 495 506
J.G. Wentworth XLII LLC
Series 2018-2A Class B
4.700% due 10/15/77 (Þ) 500 515
Marlette Funding Trust
Series 2017-3A Class C
4.010% due 12/15/24 (Þ) 567 567
Series 2018-4A Class C
4.910% due 12/15/28 (Þ) 1,000 1,001
Series 2019-2A Class B
3.530% due 07/16/29 (Þ) 500 501
Mosaic Solar Loan Trust
Series 2018-2GS Class A
4.200% due 02/22/44 (Þ) 330 343
Series 2018-2GS Class B
4.740% due 02/22/44 (Þ) 251 253
Series 2020-1A Class B
3.100% due 04/20/46 (Þ) 493 496
Santander Drive Auto Receivables Trust
Series 2017-2 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.490% due 07/17/23 800 814
Series 2019-3 Class C
2.490% due 10/15/25 400 407
Series 2019-3 Class D
2.680% due 10/15/25 1,100 1,121
SMB Private Education Loan Trust
Series 2020-PTA Class A2A
1.600% due 09/15/54 (Þ) 750 749
SoFi Alternative Trust
Series 2019-F Class PT1
2.825% due 02/15/45 (~)(Ê)(Þ) 880 892
SoFi Consumer Loan Program LLC
Series 2017-3 Class B
3.850% due 05/25/26 (Þ) 1,000 1,016
SoFi Consumer Loan Program Trust
Series 2018-2 Class B
3.790% due 04/26/27 (Þ) 250 257
Series 2018-2 Class C
4.250% due 04/26/27 (Þ) 400 395
Series 2018-3 Class C
4.670% due 08/25/27 (Þ) 425 408
Series 2018-4 Class B
3.960% due 11/26/27 (Þ) 300 303
Series 2018-4 Class D
4.760% due 11/26/27 (Þ) 1,000 944
Series 2019-1 Class D
4.420% due 02/25/28 (Þ) 500 503
SoFi Professional Loan Program LLC
Series 2015-C Class B
3.580% due 08/25/36 (Þ) 128 130
Series 2017-B Class CFX
4.440% due 05/25/40 (~)(Ê)(Þ) 425 447
Series 2017-C Class C
4.210% due 07/25/40 (~)(Ê)(Þ) 424 429
Series 2017-D Class BFX
3.610% due 09/25/40 (Þ) 400 412
Series 2017-E Class B
3.490% due 11/26/40 (Þ) 500 521
Series 2019-A Class A2FX
3.690% due 06/15/48 (Þ) 650 684
Series 2019-B Class BFX
3.730% due 08/17/48 (Þ) 600 622
Series 2019-C Class BFX
3.050% due 11/16/48 (Þ) 1,000 1,032
SoFi Professional Loan Program Trust
Series 2018-B Class BFX
3.830% due 08/25/47 (Þ) 850 888
Series 2020-C Class BFX
3.360% due 02/15/46 (Þ) 600 612
SolarCity Corp.
Series 2017-2A Class B
6.990% due 02/20/48 (Þ) 1,000 781
Sonic Capital LLC
Series 2020-1A Class A2I
3.845% due 01/20/50 (Þ) 548 583
Sunrun Xanadu Issuer
Series 2019-1A Class A
3.980% due 06/30/54 (Þ) 547 540
Tesla Auto Lease Trust
Series 2020-A
2.330% due 02/20/24 (Þ) 550 550
Wendy's Funding LLC
Series 2018-1A Class A2II

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 109
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.884% due 03/15/48 (Þ) 488 517
Wingstop Funding LLC
Series 2018-1 Class A2
4.970% due 12/05/48 (Þ) 990 1,016
29,187
Corporate Bonds and Notes - 36.6%
ABB Finance USA, Inc.
2.875% due 05/08/22 279 291
AbbVie, Inc.
3.250% due 10/01/22 (Þ) 277 290
Acrisure LLC / Acrisure Finance, Inc.
7.000% due 11/15/25 (Þ) 300 304
AECOM Global II LLC / URS Fox US,
LP
5.000% due 04/01/22 378 387
AHP Health Partners, Inc.
9.750% due 07/15/26 (Þ) 285 303
Air Lease Corp.
3.250% due 03/01/25 322 325
Air Medical Group Holdings, Inc.
6.375% due 05/15/23 (Þ) 581 552
Air Methods Corp.
8.000% due 05/15/25 (Þ) 759 533
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 238 263
Allegheny Technologies, Inc.
7.875% due 08/15/23 539 567
Alliance Resource Partners, LP
7.500% due 05/01/25 (Þ) 743 516
Ally Financial, Inc.
3.875% due 05/21/24 304 325
Alphabet, Inc.
3.375% due 02/25/24 263 291
American Homes 4 Rent, LP
4.250% due 02/15/28 261 291
Amsted Industries, Inc.
4.625% due 05/15/30 (Þ) 655 668
AmWINS Group, Inc.
7.750% due 07/01/26 (Þ) 500 551
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 192 199
Anixter, Inc.
Series WI
5.500% due 03/01/23 465 477
Antero Resources Corp.
5.375% due 11/01/21 500 479
Apache Corp.
4.375% due 10/15/28 141 141
5.100% due 09/01/40 1,188 1,155
4.750% due 04/15/43 70 66
5.350% due 07/01/49 210 203
Apex Tool Group LLC / BC Mountain
Finance, Inc.
9.000% due 02/15/23 (Þ) 935 748
Apollo Management Holdings, LP
4.950% due 01/14/50 (Ê)(Þ) 331 307
Apple, Inc.
1.800% due 09/11/24 304 320
APX Group, Inc.
Series WI
7.625% due 09/01/23 500 479
Aramark Services, Inc.
5.000% due 02/01/28 (Þ) 289 291
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ares Capital Corp.
3.500% due 02/10/23 157 159
Arrow Electronics, Inc.
3.500% due 04/01/22 177 182
AT&T, Inc.
4.250% due 03/01/27 276 323
Avanos Medical, Inc.
Series WI
6.250% due 10/15/22 750 752
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc.
5.500% due 04/01/23 575 549
Ball Corp.
4.000% due 11/15/23 279 297
Banff Merger Sub, Inc.
Series 144a
9.750% due 09/01/26 (Þ) 450 476
Bank of America Corp.
4.330% due 03/15/50 (Ê) 261 358
BankUnited , Inc.
4.875% due 11/17/25 259 291
Bausch Health Cos., Inc.
6.125% due 04/15/25 (Þ) 950 981
5.250% due 01/30/30 (Þ) 154 157
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 292 320
Beacon Escrow Corp.
4.875% due 11/01/25 (Þ) 240 235
Becton Dickinson and Co.
2.894% due 06/06/22 229 238
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 131 88
5.165% due 08/01/44 384 246
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 258 296
Berkshire Hathaway Finance Corp.
1.850% due 03/12/30 308 327
Berkshire Hathaway, Inc.
4.500% due 02/11/43 238 339
Berry Global, Inc.
5.625% due 07/15/27 (Þ) 289 309
BMC East LLC
5.500% due 10/01/24 (Þ) 900 920
Boardwalk Pipelines, LP
4.800% due 05/03/29 178 194
Boeing Co. (The)
6.875% due 03/15/39 254 323
Booking Holdings, Inc.
3.550% due 03/15/28 302 339
Boxer Parent Co., Inc.
9.125% due 03/01/26 (Þ) 175 185
Boyd Gaming Corp.
Series WI
6.000% due 08/15/26 195 197
BP Capital Markets America, Inc.
3.790% due 02/06/24 166 183
Brazil Loan Trust 1
5.477% due 07/24/23 (Þ) 980 985
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 270 268
Brookfield Property REIT, Inc.
5.750% due 05/15/26 (Þ) 678 561

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
110 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Buckeye Partners, LP
4.150% due 07/01/23 539 542
4.125% due 12/01/27 215 210
5.850% due 11/15/43 70 64
5.600% due 10/15/44 461 413
Bunge, Ltd. Finance Corp.
3.000% due 09/25/22 105 109
4.350% due 03/15/24 173 190
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 280 311
Calpine Corp.
5.250% due 06/01/26 (Þ) 301 313
4.500% due 02/15/28 (Þ) 700 723
Capital One Bank USA NA
3.375% due 02/15/23 285 302
Capital One Financial Corp.
4.200% due 10/29/25 302 339
Carlson Travel, Inc.
9.500% due 12/15/24 (Þ) 916 493
Carvana Co.
8.875% due 10/01/23 (Þ) 537 558
Caterpillar, Inc.
4.750% due 05/15/64 238 359
CBL & Associates, LP
5.950% due 12/15/26 475 110
CCO Holdings LLC / CCO Holdings
Capital Corp.
5.500% due 05/01/26 (Þ) 571 604
4.750% due 03/01/30 (Þ) 642 683
4.500% due 08/15/30 (Þ) 562 596
Series 0003
4.000% due 03/01/23 (Þ) 209 212
Series DMTN
5.000% due 02/01/28 (Þ) 291 308
CDK Global, Inc.
Series WI
5.000% due 10/15/24 305 344
CDW LLC / CDW Finance Corp.
5.500% due 12/01/24 469 526
Celanese US Holdings LLC
4.625% due 11/15/22 149 160
Centene Corp.
5.250% due 04/01/25 (Þ) 97 101
5.375% due 06/01/26 (Þ) 716 765
Series WI
4.250% due 12/15/27 535 568
4.625% due 12/15/29 1,079 1,203
CenturyLink, Inc.
5.125% due 12/15/26 (Þ) 600 629
Series T
5.800% due 03/15/22 599 630
CF Industries, Inc.
3.450% due 06/01/23 823 862
5.150% due 03/15/34 168 193
4.950% due 06/01/43 209 245
Change Healthcare Holdings LLC /
Change Healthcare Finance, Inc.
5.750% due 03/01/25 (Þ) 572 585
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 269 312
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 287 327
Cheniere Energy Partners, LP
Series WI
4.500% due 10/01/29 443 469
Chevron Corp.
2.895% due 03/03/24 272 293
Cigna Corp.
Series WI
6.125% due 11/15/41 130 190
Cinemark USA, Inc.
4.875% due 06/01/23 549 467
CIT Group, Inc.
5.000% due 08/15/22 273 282
Clarios Global, LP / Clarios US Finance
Co.
8.500% due 05/15/27 (Þ) 500 525
Clark Equipment Co.
5.875% due 06/01/25 (Þ) 271 285
Clear Channel Worldwide Holdings, Inc.
5.125% due 08/15/27 (Þ) 326 319
Series WI
9.250% due 02/15/24 191 173
Cleveland-Cliffs Inc.
6.250% due 10/01/40 96 62
CNH Industrial Capital LLC
4.200% due 01/15/24 172 185
Colfax Corp.
6.375% due 02/15/26 (Þ) 162 175
Colt Merger Sub, Inc.
5.750% due 07/01/25 (Þ) 281 293
6.250% due 07/01/25 (Þ) 502 526
8.125% due 07/01/27 (Þ) 507 517
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 179 217
CommScope Technologies LLC
6.000% due 06/15/25 (Þ) 104 106
5.000% due 03/15/27 (Þ) 288 278
CommScope , Inc.
5.500% due 03/01/24 (Þ) 250 260
8.250% due 03/01/27 (Þ) 369 398
Constellation Merger Sub, Inc.
8.500% due 09/15/25 (Þ) 581 484
Continental Resources, Inc.
4.500% due 04/15/23 801 800
3.800% due 06/01/24 162 157
Series WI
4.375% due 01/15/28 182 170
Continental Wind LLC
6.000% due 02/28/33 (Þ) 200 236
Costco Wholesale Corp.
2.300% due 05/18/22 292 303
Cott Holdings, Inc.
Series 144a
5.500% due 04/01/25 (Þ) 475 493
CRC Escrow Issuer LLC / CRC Finco ,
Inc.
5.250% due 10/15/25 (Þ) 675 609
Credit Acceptance Corp.
5.125% due 12/31/24 (Þ) 536 546
Crown Americas LLC / Crown Americas
Capital Corp. IV

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 111
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 01/15/23 492 519
Crown Americas LLC / Crown Americas
Capital Corp. V
Series WI
4.250% due 09/30/26 288 305
Crown Americas LLC / Crown Americas
Capital Corp. VI
Series WI
4.750% due 02/01/26 465 485
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 670 790
CSC Holdings LLC
5.875% due 09/15/22 502 538
7.500% due 04/01/28 (Þ) 669 770
5.750% due 01/15/30 (Þ) 727 806
Curo Group Holdings Corp.
8.250% due 09/01/25 (Þ) 621 495
CVR Energy, Inc.
5.250% due 02/15/25 (Þ) 711 649
5.750% due 02/15/28 (Þ) 1,032 924
DaVita HealthCare Partners, Inc.
5.000% due 05/01/25 475 488
DCP Midstream Operating, LP
5.125% due 05/15/29 25 25
6.450% due 11/03/36 (Þ) 11 11
6.750% due 09/15/37 (Þ) 89 86
5.600% due 04/01/44 210 184
Dell International LLC / EMC Corp.
7.125% due 06/15/24 (Þ) 964 1,001
Dell, Inc.
6.500% due 04/15/38 338 373
5.400% due 09/10/40 197 207
Delta Air Lines, Inc.
3.625% due 03/15/22 227 223
3.800% due 04/19/23 1,178 1,096
7.000% due 05/01/25 (Þ) 293 313
3.750% due 10/28/29 122 99
Deutsche Bank AG
4.875% due 12/01/32 (Ê) 582 556
Diamond Offshore Drilling, Inc.
5.700% due 10/15/39 (Ø) 100 11
4.875% due 11/01/43 (Ø) 220 24
Diebold Nixdorf, Inc.
9.000% due 07/15/25 200 242
Discover Financial Services
3.850% due 11/21/22 271 289
Series BKNT
3.350% due 02/06/23 275 292
DISH DBS Corp.
Series WI
5.875% due 11/15/24 100 104
7.750% due 07/01/26 497 560
DISH Network Corp.
Series NCd
3.375% due 08/15/26 747 688
Diversified Healthcare Trust
4.750% due 02/15/28 195 170
Dominion Energy, Inc.
Series F
5.250% due 08/01/33 233 297
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 220 308
E*Trade Financial Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series A
5.875% due 12/29/49 (Ê)(ƒ) 334 363
EchoStar Corp.
Series WI
5.250% due 08/01/26 1,200 1,317
Edgewell Personal Care Co.
5.500% due 06/01/28 (Þ) 400 433
Edison International
2.400% due 09/15/22 193 197
El Paso Natural Gas Co. LLC
8.375% due 06/15/32 175 241
Embarq Corp.
7.995% due 06/01/36 466 546
EMC Corp.
3.375% due 06/01/23 617 646
EMD Finance LLC
2.950% due 03/19/22 (Þ) 183 189
Enable Midstream Partners, LP
4.400% due 03/15/27 283 268
Enbridge Energy Partners, LP
7.375% due 10/15/45 192 289
Energy Transfer Operating, LP
6.125% due 12/15/45 305 318
EnerSys
5.000% due 04/30/23 (Þ) 491 503
EnLink Midstream Partners, LP
4.400% due 04/01/24 475 408
4.150% due 06/01/25 220 176
Enova International, Inc.
8.500% due 09/01/24 (Þ) 305 276
8.500% due 09/15/25 (Þ) 285 257
Enterprise Products Operating LLC
5.950% due 02/01/41 261 347
EQM Midstream Partners, LP
4.000% due 08/01/24 187 187
6.000% due 07/01/25 (Þ) 163 173
Series 10Y
5.500% due 07/15/28 446 462
Series 5Y
4.750% due 07/15/23 550 558
Equities Corp.
7.000% due 02/01/30 678 785
ESH Hospitality, Inc.
4.625% due 10/01/27 (Þ) 584 562
Exelon Corp.
3.497% due 06/01/22 155 162
Exelon Generation Co. LLC
5.600% due 06/15/42 174 211
Expedia, Inc.
Series WI
3.800% due 02/15/28 330 327
Exxon Mobil Corp.
1.571% due 04/15/23 307 317
FedEx Corp.
5.100% due 01/15/44 277 354
Five Point Operating Co., LP / Five Point
Capital Corp.
7.875% due 11/15/25 (Þ) 522 504
Ford Holdings LLC
9.300% due 03/01/30 690 807
Ford Motor Co.
8.500% due 04/21/23 286 318
9.000% due 04/22/25 260 306

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
112 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.346% due 12/08/26 1,460 1,482
9.625% due 04/22/30 646 857
7.450% due 07/16/31 780 925
5.291% due 12/08/46 340 323
Ford Motor Credit Co. LLC
5.875% due 08/02/21 300 308
5.596% due 01/07/22 200 208
3.087% due 01/09/23 419 417
3.096% due 05/04/23 200 198
3.664% due 09/08/24 200 201
4.687% due 06/09/25 1,083 1,130
4.134% due 08/04/25 743 762
4.542% due 08/01/26 540 556
5.113% due 05/03/29 1,006 1,072
Series GMTN
4.389% due 01/08/26 512 526
Forestar Group, Inc.
8.000% due 04/15/24 (Þ) 457 490
Freeport-McMoRan, Inc.
4.375% due 08/01/28 420 445
4.625% due 08/01/30 650 695
5.400% due 11/14/34 600 673
Fresenius Medical Care US Finance II,
Inc.
4.750% due 10/15/24 (Þ) 263 288
FS KKR Capital Corp.
4.125% due 02/01/25 372 362
Gates Global LLC / Gates Corp.
6.250% due 01/15/26 (Þ) 771 808
GCI LLC
6.625% due 06/15/24 (Þ) 500 526
GE Capital Funding LLC
4.550% due 05/15/32 (Þ) 293 313
General Electric Co.
Series MTNA
6.750% due 03/15/32 145 183
General Motors Co.
6.750% due 04/01/46 249 300
General Motors Financial Co., Inc.
4.200% due 11/06/21 268 277
Genesis Energy, LP / Genesis Energy
Finance Corp.
5.625% due 06/15/24 880 813
6.500% due 10/01/25 711 659
Genworth Holdings, Inc.
7.625% due 09/24/21 371 372
4.800% due 02/15/24 55 48
6.500% due 06/15/34 736 609
GEO Group, Inc. (The)
5.875% due 10/15/24 703 557
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 276 294
GLP Capital, LP / GLP Financing II, Inc.
5.250% due 06/01/25 250 269
Golden Nugget, Inc.
8.750% due 10/01/25 (Þ) 661 346
Goldman Sachs Capital I
6.345% due 02/15/34 205 293
Goldman Sachs Group, Inc. (The)
5.750% due 01/24/22 282 303
Graphic Packaging International LLC
4.875% due 11/15/22 500 520
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 03/15/28 (Þ) 370 376
GUSAP III, LP
4.250% due 01/21/30 (Þ) 317 322
Hadrian Merger Sub, Inc.
8.500% due 05/01/26 (Þ) 568 524
Harman International Industries, Inc.
4.150% due 05/15/25 284 319
HCA, Inc.
7.690% due 06/15/25 74 87
4.500% due 02/15/27 175 202
5.625% due 09/01/28 217 259
3.500% due 09/01/30 1,437 1,510
7.500% due 11/15/95 264 323
Hewlett Packard Enterprise Co.
6.000% due 09/15/41 268 332
Series WI
6.350% due 10/15/45 254 327
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Þ) 970 29
Hilcorp Energy I, LP / Hilcorp Finance
Co.
5.000% due 12/01/24 (Þ) 41 39
5.750% due 10/01/25 (Þ) 362 343
6.250% due 11/01/28 (Þ) 160 147
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.
Series WI
4.625% due 04/01/25 514 522
HLF Financing Sarl LLC / Herbalife
International, Inc.
7.250% due 08/15/26 (Þ) 280 294
Hologic , Inc.
4.375% due 10/15/25 (Þ) 505 518
Home Depot, Inc. (The)
2.625% due 06/01/22 179 187
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 292 284
Houghton Mifflin Harcourt Publishers,
Inc.
9.000% due 02/15/25 (Þ) 30 29
Howard Hughes Corp. (The)
5.375% due 03/15/25 (Þ) 283 286
Howmet Aerospace, Inc.
5.900% due 02/01/27 658 732
5.950% due 02/01/37 108 122
Humana, Inc.
8.150% due 06/15/38 188 295
Hyatt Hotels Corp.
4.850% due 03/15/26 288 300
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
Series WI
4.750% due 09/15/24 840 857
6.250% due 05/15/26 1,038 1,097
5.250% due 05/15/27 341 351
International Paper Co.
7.300% due 11/15/39 205 304
Intrado Corp.
Series 0005
8.500% due 10/15/25 (Þ) 684 578
IQVIA, Inc.
5.000% due 05/15/27 (Þ) 470 502

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 113
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Iron Mountain, Inc.
5.250% due 07/15/30 (Þ) 261 274
iStar , Inc.
5.250% due 09/15/22 282 282
j2 Cloud Services LLC / j2 Cloud Co.-
Obligor, Inc.
6.000% due 07/15/25 (Þ) 433 451
JBS USA LUX SA / JBS USA Finance,
Inc.
5.750% due 06/15/25 (Þ) 505 518
6.750% due 02/15/28 (Þ) 1,043 1,166
5.500% due 01/15/30 (Þ) 668 736
JBS USA LUX SA / JBS USA Food Co. /
JBS USA Finance, Inc.
6.500% due 04/15/29 (Þ) 1,383 1,566
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø) 281 1
Jefferies Finance LLC
7.250% due 08/15/24 (Þ) 380 349
Jefferies Group, Inc.
Series EMTN
6.250% due 01/15/36 160 201
Kenan Advantage Group, Inc.
7.875% due 07/31/23 (Þ) 2,285 2,079
Kennedy-Wilson, Inc.
5.875% due 04/01/24 510 512
KFC Holding Co./Pizza Hut Holdings
LLC/Taco Bell of America LLC
5.000% due 06/01/24 (Þ) 504 516
Kinder Morgan Energy Partners, LP
7.500% due 11/15/40 203 295
Kinder Morgan, Inc.
5.300% due 12/01/34 250 306
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 263 339
Korn Ferry
4.625% due 12/15/27 (Þ) 249 255
Kraft Foods Group, Inc.
Series WI
6.500% due 02/09/40 287 362
Kraft Heinz Foods Co.
3.875% due 05/15/27 (Þ) 300 323
4.250% due 03/01/31 (Þ) 192 212
6.875% due 01/26/39 348 466
7.125% due 08/01/39 (Þ) 711 962
5.000% due 06/04/42 544 609
4.875% due 10/01/49 (Þ) 1,286 1,420
Series WI
3.950% due 07/15/25 471 518
4.375% due 06/01/46 757 788
Kroger Co. (The)
3.400% due 04/15/22 270 281
L Brands, Inc.
6.950% due 03/01/33 201 173
Ladder Capital Finance Holdings LLLP
5.250% due 03/15/22 (Þ) 323 317
5.250% due 10/01/25 (Þ) 228 210
Laredo Petroleum, Inc.
9.500% due 01/15/25 210 152
10.125% due 01/15/28 258 183
Las Vegas Sands Corp.
3.200% due 08/08/24 279 280
Lennar Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 11/15/22 290 306
Live Nation Entertainment, Inc.
5.625% due 03/15/26 (Þ) 276 262
4.750% due 10/15/27 (Þ) 1,235 1,142
Loews Corp.
6.000% due 02/01/35 169 241
Louisiana-Pacific Corp.
Series WI
4.875% due 09/15/24 232 239
Lowe's Cos., Inc.
3.875% due 09/15/23 267 295
LPL Holdings, Inc.
5.750% due 09/15/25 (Þ) 1,018 1,059
M/I Homes, Inc.
Series WI
5.625% due 08/01/25 628 653
Mack-Cali Realty, LP
4.500% due 04/18/22 111 108
3.150% due 05/15/23 319 286
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 489 494
Main Street Capital Corp.
5.200% due 05/01/24 174 180
Marathon Petroleum Corp.
5.850% due 12/15/45 247 296
Markel Corp.
5.000% due 04/05/46 161 209
Marriott International, Inc.
Series WI
3.750% due 03/15/25 310 308
MasTec , Inc.
4.500% due 08/15/28 (Þ) 214 224
Mattel, Inc.
6.200% due 10/01/40 47 43
5.450% due 11/01/41 204 184
Mauser Packaging Solutions Holding Co.
Series 144a
7.250% due 04/15/25 (Þ) 343 329
MGIC Investment Corp.
5.750% due 08/15/23 270 284
MGM Growth Properties LLC / MGM
Finance Co.
Series WI
5.625% due 05/01/24 535 580
MGM Resorts International
7.750% due 03/15/22 514 547
6.750% due 05/01/25 658 684
Microsoft Corp.
2.000% due 08/08/23 100 105
2.400% due 08/08/26 291 320
MidAmerican Energy Co.
3.500% due 10/15/24 269 299
Midcontinent Communications /
Midcontinent Finance Corp.
5.375% due 08/15/27 (Þ) 166 172
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 178 178
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 548 567
Molina Healthcare, Inc.
4.375% due 06/15/28 (Þ) 183 194

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
114 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.375% due 11/15/22 212 223
Mondelez International, Inc.
3.625% due 05/07/23 267 289
Motorola Solutions, Inc.
5.500% due 09/01/44 178 212
MUFG Union Bank NA
Series BKNT
3.150% due 04/01/22 297 310
Murphy Oil Corp.
7.050% due 05/01/29 107 100
5.875% due 12/01/42 67 53
Nabors Industries, Inc.
7.250% due 01/15/26 (Þ) 159 100
7.500% due 01/15/28 (Þ) 103 65
National Fuel Gas Co.
5.500% due 01/15/26 299 323
National Oilwell Varco, Inc.
3.600% due 12/01/29 366 363
Navient Corp.
7.250% due 01/25/22 29 30
5.500% due 01/25/23 272 279
Series MTN
5.625% due 08/01/33 728 618
NBCUniversal Media LLC
2.875% due 01/15/23 182 194
Nestle Holdings, Inc.
3.100% due 09/24/21 (Þ) 150 154
Netflix, Inc.
5.500% due 02/15/22 418 442
Nevada Power Co.
5.375% due 09/15/40 201 278
Newell Brands, Inc.
3.850% due 04/01/23 688 731
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 394 404
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 263 291
Nielsen Finance LLC / Nielsen Finance
Co.
5.000% due 04/15/22 (Þ) 480 482
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 162 201
Northwest Acquisitions ULC / Dominion
Finco , Inc.
7.125% due 11/01/22 (Ø)(Þ) 1,070 13
Novartis Capital Corp.
2.400% due 05/17/22 293 304
Novelis Corp.
4.750% due 01/30/30 (Þ) 223 233
Occidental Petroleum Corp.
1.842% due 08/15/22 (Ê) 99 93
2.700% due 08/15/22 188 181
2.700% due 02/15/23 75 72
2.900% due 08/15/24 1,244 1,170
3.500% due 08/15/29 2,076 1,845
6.450% due 09/15/36 436 436
4.300% due 08/15/39 323 262
6.200% due 03/15/40 640 620
4.500% due 07/15/44 87 71
6.600% due 03/15/46 386 377
4.400% due 04/15/46 1,341 1,093
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.100% due 02/15/47 710 557
4.200% due 03/15/48 34 28
4.400% due 08/15/49 85 69
Oceaneering International, Inc.
4.650% due 11/15/24 258 173
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 301 322
OneMain Finance Corp.
7.125% due 03/15/26 372 436
ONEOK, Inc.
4.900% due 03/15/25 257 280
4.450% due 09/01/49 339 308
Oracle Corp.
2.500% due 10/15/22 229 240
Ortho-Clinical Diagnostics, Inc. / Ortho-
Clinical Diagnostics SA
7.250% due 02/01/28 (Þ) 123 129
Outfront Media Capital LLC / Outfront
Media Capital Corp.
6.250% due 06/15/25 (Þ) 317 322
4.625% due 03/15/30 (Þ) 146 137
Ovintiv , Inc.
6.500% due 08/15/34 119 111
6.625% due 08/15/37 25 23
Owens-Brockway Glass Container, Inc.
5.875% due 08/15/23 (Þ) 485 512
PacifiCorp
6.350% due 07/15/38 177 274
Pactiv LLC
7.950% due 12/15/25 200 216
Par Pharmaceutical, Inc.
7.500% due 04/01/27 (Þ) 568 604
PBF Holding Co. LLC / PBF Finance
Corp.
9.250% due 05/15/25 (Þ) 177 198
6.000% due 02/15/28 (Þ) 1,306 1,051
PBF Logistics, LP / PBF Logistics
Finance Corp.
Series WI
6.875% due 05/15/23 500 484
Peabody Energy Corp.
6.000% due 03/31/22 (Þ) 1,152 755
6.375% due 03/31/25 (Þ) 764 382
Performance Food Group, Inc.
5.500% due 06/01/24 (Þ) 276 278
Phillips 66
3.700% due 04/06/23 299 321
Pilgrim's Pride Corp.
5.875% due 09/30/27 (Þ) 904 956
Plains All American Pipeline, LP
4.900% due 02/15/45 330 319
Series MTN8
2.850% due 01/31/23 235 238
Post Holdings, Inc.
5.750% due 03/01/27 (Þ) 299 318
5.500% due 12/15/29 (Þ) 193 212
Precision Castparts Corp.
2.500% due 01/15/23 184 193
Prime Security Services Borrower LLC /
Prime Finance, Inc.
6.250% due 01/15/28 (Þ) 609 635
Progress Energy, Inc.
7.750% due 03/01/31 135 204

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 115
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prudential Financial, Inc.
5.625% due 06/15/43 (Ê) 293 317
PulteGroup, Inc.
7.875% due 06/15/32 210 279
Radian Group, Inc.
4.500% due 10/01/24 516 519
Radiology Partners, Inc.
9.250% due 02/01/28 (Þ) 249 250
Rattler Midstream, LP
5.625% due 07/15/25 (Þ) 458 483
Raytheon Technologies Corp.
2.800% due 03/15/22 (Þ) 278 287
RBS Capital Trust II
6.425% due 12/29/49 (Ê)(ƒ) 112 168
Realogy Group LLC / Realogy Co-Issuer
Corp.
9.375% due 04/01/27 (Þ) 536 548
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 176 187
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 286 308
Resideo Funding, Inc.
6.125% due 11/01/26 (Þ) 1,150 1,173
Retail Properties of America, Inc.
4.000% due 03/15/25 323 323
RHP Hotel Properties, LP / RHP
Finance Corp.
Series WI
5.000% due 04/15/23 523 509
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 650 615
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 563 473
3.700% due 03/15/28 350 245
Sabine Pass Liquefaction LLC
5.625% due 04/15/23 276 304
Safeway, Inc.
7.250% due 02/01/31 556 623
Santander Holdings USA, Inc.
Series WI
3.244% due 10/05/26 176 187
Scientific Games International, Inc.
8.625% due 07/01/25 (Þ) 150 150
5.000% due 10/15/25 (Þ) 221 219
8.250% due 03/15/26 (Þ) 40 40
7.250% due 11/15/29 (Þ) 203 186
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 498 548
6.875% due 07/15/33 (Þ) 200 243
Service Properties Trust
4.500% due 06/15/23 544 517
4.650% due 03/15/24 273 250
7.500% due 09/15/25 375 398
SESI LLC
Series 144a
7.125% due 12/15/21 (Þ) 341 136
Shell International Finance BV
2.250% due 01/06/23 279 292
Sherwin-Williams Co. (The)
2.750% due 06/01/22 12 12
3.125% due 06/01/24 179 194
Sierra Pacific Power Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
2.600% due 05/01/26 277 302
Signature Aviation US Holdings, Inc.
4.000% due 03/01/28 (Þ) 797 753
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 281 286
Simmons Foods, Inc.
5.750% due 11/01/24 (Þ) 992 997
Sirius XM Radio, Inc.
3.875% due 08/01/22 (Þ) 475 484
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 239 276
Solera LLC / Solera Finance, Inc.
10.500% due 03/01/24 (Þ) 517 547
Southwest Airlines Co.
3.450% due 11/16/27 330 327
Southwestern Energy Co.
6.200% due 01/23/25 275 254
Spectra Energy Partners, LP
3.375% due 10/15/26 274 302
Sprint Capital Corp.
6.875% due 11/15/28 1,940 2,515
8.750% due 03/15/32 484 747
Sprint Corp.
11.500% due 11/15/21 436 490
7.625% due 03/01/26 269 336
Series WI
7.250% due 09/15/21 234 247
7.875% due 09/15/23 925 1,073
Starwood Property Trust, Inc.
Series WI
5.000% due 12/15/21 274 277
4.750% due 03/15/25 278 268
Stericycle, Inc.
5.375% due 07/15/24 (Þ) 505 532
SunCoke Energy Partners, LP / SunCoke
Energy Partners Finance Corp.
Series 785A
7.500% due 06/15/25 (Þ) 1,402 1,290
Sunoco Logistics Partners Operations,
LP
4.250% due 04/01/24 173 183
Synchrony Financial
3.700% due 08/04/26 214 224
Synovus Financial Corp.
5.900% due 02/07/29 (Ê) 544 556
Sysco Corp.
3.300% due 07/15/26 267 290
Tallgrass Energy Partners, LP
4.750% due 10/01/23 (Þ) 321 309
5.500% due 09/15/24 (Þ) 220 211
Taylor Morrison Communities, Inc.
5.125% due 08/01/30 (Þ) 350 382
TCI Communications, Inc.
7.875% due 02/15/26 144 198
Team Health Holdings, Inc.
6.375% due 02/01/25 (Þ) 355 206
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 500 523
5.125% due 11/01/27 (Þ) 203 216
6.875% due 11/15/31 296 283
Tennant Co.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
116 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
5.625% due 05/01/25 504 522
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 263 341
Terraform Global Operating LLC
6.125% due 03/01/26 (Þ) 483 488
Terrier Media Buyer, Inc.
8.875% due 12/15/27 (Þ) 668 685
Tesla, Inc.
5.300% due 08/15/25 (Þ) 532 551
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 271 296
Thermo Fisher Scientific, Inc.
3.650% due 12/15/25 227 259
Time Warner Cable LLC
6.750% due 06/15/39 202 283
TJX Cos., Inc. (The)
3.500% due 04/15/25 271 302
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 279 308
4.500% due 02/01/26 302 311
4.750% due 02/01/28 195 211
Tms International Holding Corp.
7.250% due 08/15/25 (Þ) 806 669
Townsquare Media, Inc.
Series 144a
6.500% due 04/01/23 (Þ) 900 805
TransDigm UK Holdings PLC
Series WI
6.875% due 05/15/26 522 522
TransDigm , Inc.
8.000% due 12/15/25 (Þ) 245 266
6.250% due 03/15/26 (Þ) 869 917
Series WI
6.375% due 06/15/26 532 522
5.500% due 11/15/27 496 471
Transocean, Inc.
7.500% due 04/15/31 290 78
6.800% due 03/15/38 408 105
Trident TPI Holdings, Inc.
9.250% due 08/01/24 (Þ) 673 714
TriMas Corp.
4.875% due 10/15/25 (Þ) 559 572
Trinity Industries, Inc.
4.550% due 10/01/24 268 270
Triumph Group, Inc.
5.250% due 06/01/22 372 302
6.250% due 09/15/24 (Þ) 704 621
Series WI
7.750% due 08/15/25 1,329 861
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 250 261
TWDC Enterprises 18 Corp.
2.450% due 03/04/22 297 306
Tyson Foods, Inc.
4.500% due 06/15/22 215 229
Uber Technologies, Inc.
7.500% due 11/01/23 (Þ) 493 511
United Airlines Holdings, Inc.
5.000% due 02/01/24 511 427
United Airlines Pass-Through Trust
Series 071A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.636% due 07/02/22 663 587
United Parcel Service, Inc.
2.350% due 05/16/22 182 188
United Rentals NA, Inc.
4.625% due 10/15/25 507 522
3.875% due 02/15/31 191 191
United States Steel Corp.
6.650% due 06/01/37 268 166
Uniti Group, LP / Uniti Fiber Holdings,
Inc. / CSL Capital LLC
7.125% due 12/15/24 (Þ) 667 629
Univision Communications, Inc.
6.625% due 06/01/27 (Þ) 353 354
Unum Group
5.750% due 08/15/42 307 363
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 310 331
US Foods, Inc.
5.875% due 06/15/24 (Þ) 522 521
Valero Energy Partners, LP
4.375% due 12/15/26 281 324
Vector Group, Ltd.
6.125% due 02/01/25 (Þ) 441 438
Ventas Realty, LP
3.125% due 06/15/23 306 317
Veritas US, Inc. / Veritas Bermuda, Ltd.
10.500% due 02/01/24 (Þ) 2,452 2,244
Verizon Communications, Inc.
Series WI
2.946% due 03/15/22 215 224
ViaSat , Inc.
5.625% due 09/15/25 (Þ) 700 705
6.500% due 07/15/28 (Þ) 300 308
VICI Properties, Inc.
4.625% due 12/01/29 (Þ) 665 700
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 274 288
5.500% due 09/01/26 (Þ) 489 515
5.000% due 07/31/27 (Þ) 488 521
VMware, Inc.
4.500% due 05/15/25 294 333
Vornado Realty Trust
3.500% due 01/15/25 298 302
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (Ê) 302 300
Walmart, Inc.
3.400% due 06/26/23 261 283
Walt Disney Co. (The)
Series WI
3.000% due 09/15/22 274 288
Warrior Met Coal, Inc.
8.000% due 11/01/24 (Þ) 1,427 1,467
Washington Prime Group, LP
6.450% due 08/15/24 225 88
Webster Financial Corp.
4.100% due 03/25/29 298 328
Wells Fargo & Co.
3.900% due 05/01/45 264 328
WESCO Distribution, Inc.
7.125% due 06/15/25 (Þ) 212 233
7.250% due 06/15/28 (Þ) 219 239
West Street Merger Sub, Inc.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 117
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.375% due 09/01/25 (Þ) 296 300
Western Midstream Operating, LP
4.050% due 02/01/30 146 148
5.450% due 04/01/44 215 196
5.300% due 03/01/48 432 386
Westinghouse Air Brake Technologies
Corp.
4.950% due 09/15/28 282 324
Williams Cos., Inc. (The)
8.750% due 03/15/32 199 289
Williams Scotsman International, Inc.
6.875% due 08/15/23 (Þ) 300 310
Wynn Resorts Finance LLC / Wynn
Resorts Capital Corp.
7.750% due 04/15/25 (Þ) 461 484
XPO CNW, Inc.
6.700% due 05/01/34 251 259
XPO Logistics, Inc.
6.250% due 05/01/25 (Þ) 772 836
Yum! Brands, Inc.
3.875% due 11/01/23 426 441
6.875% due 11/15/37 92 107
Zayo Group LLC / Zayo Capital, Inc.
Series WI
6.375% due 05/15/25 291 289
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 431 455
218,036
International Debt - 28.0%
1011778 BC ULC / New Red Finance,
Inc.
5.750% due 04/15/25 (Þ) 158 169
ABN AMRO Bank NV
4.800% due 04/18/26 (Þ) 286 325
Abu Dhabi National Energy Co. PJSC
4.375% due 04/23/25 (Þ) 506 574
Advanz Pharma Corp., Ltd.
8.000% due 09/06/24 1,841 1,767
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.500% due 05/26/22 275 274
Aeropuerto Internacional de Tocumen
SA
Series REGS
5.625% due 05/18/36 548 600
Agua y Saneamientos Argentinos SA
6.625% due 02/01/23 1,618 712
Air Liquide Finance SA
2.250% due 09/27/23 (Þ) 282 296
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 159 164
AMC Entertainment Holdings, Inc.
10.500% due 04/24/26 (Þ) 164 164
Series WI
6.375% due 11/15/24 GBP 1,500 575
America Movil SAB de CV
3.125% due 07/16/22 304 317
Anglo American Capital PLC
5.375% due 04/01/25 (Þ) 283 326
AP Moller - Maersk A/S
4.500% due 06/20/29 (Þ) 307 341
Apidos CLO XI
Series 2019-11A Class CRR
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.635% due 10/17/30 (Ê)(Þ) 500 485
Apidos CLO XXXI
Series 2019-31A Class C
3.769% due 04/15/31 (Ê)(Þ) 500 489
Argentine Republic Government
International Bond
6.875% due 01/26/27 (~)(Ê) 200 85
5.875% due 01/11/28 (~)(Ê) 100 42
Series WI
7.625% due 04/22/46 (~)(Ê) 1,268 539
Athene Holding, Ltd.
6.150% due 04/03/30 275 327
Babson CLO, Ltd.
Series 2014-IA Class C
4.585% due 07/20/25 (Ê)(Þ) 250 250
Bahrain Government International Bond
7.000% due 01/26/26 (Þ) 2,000 2,245
Banco de Credito del Peru
4.250% due 04/01/23 (Þ) 269 285
Banco de Credito e Inversiones SA
4.000% due 02/11/23 (Þ) 269 284
Banco do Brasil SA
Series REGS
9.000% due 06/29/49 (Ê)(ƒ) 202 218
9.250% due 10/29/49 (Ê)(ƒ) 379 415
Banco Inbursa SA Institucion de Banca
Multiple
4.375% due 04/11/27 (Þ) 235 242
Banco Nacional de Costa Rica
Series REGS
6.250% due 11/01/23 335 340
Banco Santander SA
3.848% due 04/12/23 285 306
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 169 235
Banijay Entertainment SASU
5.375% due 03/01/25 (Þ) 189 190
Bank of Montreal
4.800% due 12/31/99 (Ê)(ƒ) 317 321
Bank of Nova Scotia (The)
3.400% due 02/11/24 300 328
Banque Centrale de Tunisie SA
Series REGS
5.750% due 01/30/25 648 595
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 225 245
Barclays PLC
4.950% due 01/10/47 241 338
Barings CLO, Ltd.
Series 2019-3A Class C
3.835% due 04/20/31 (Ê)(Þ) 385 378
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 260 281
BDS, Ltd.
Series 2020-FL5 Class D
2.694% due 02/16/37 (Ê)(Þ) 560 516
Benefit Street Partners CLO IV, Ltd.
Series 2019-IVA Class BRR
3.785% due 01/20/29 (Ê)(Þ) 500 484
BlueMountain CLO, Ltd.
Series 2018-3A Class C
3.191% due 10/25/30 (Ê)(Þ) 500 468
BNP Paribas SA

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
118 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.625% due 03/13/27 (Þ) 283 326
Bowman Park CLO, Ltd.
Series 2015-1A Class E
5.760% due 11/23/25 (Ê)(Þ) 400 366
Boxer Parent Co., Inc.
Series REGS
6.500% due 10/02/25 EUR 300 371
BP Capital Markets PLC
2.500% due 11/06/22 300 313
Brookfield Asset Management, Inc.
4.000% due 01/15/25 285 314
Brookfield Finance, Inc.
4.000% due 04/01/24 266 291
Brookfield Residential Properties, Inc.
6.375% due 05/15/25 (Þ) 465 472
Camelot Finance SA
4.500% due 11/01/26 (Þ) 508 533
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 296 320
Canadian Natural Resources, Ltd.
5.850% due 02/01/35 240 296
Carlyle Global Market Strategies CLO,
Ltd.
Series 2018-2A Class DR
5.341% due 04/27/27 (Ê)(Þ) 400 316
Series 2018-4A Class BR
3.235% due 10/20/27 (Ê)(Þ) 500 475
Cedar Funding V CLO, Ltd.
Series 2018-5A Class CR
3.235% due 07/17/31 (Ê)(Þ) 250 235
Celulosa Arauco y Constitucion SA
Series WI
3.875% due 11/02/27 182 192
Cemex SAB de CV
7.375% due 06/05/27 (Þ) 320 341
Cemig Geracao e Transmissao SA
Series REGS
9.250% due 12/05/24 397 446
Cenovus Energy, Inc.
3.000% due 08/15/22 475 480
6.750% due 11/15/39 379 395
Series WI
4.250% due 04/15/27 100 95
5.400% due 06/15/47 529 476
CEZ AS
Series REGS
5.625% due 04/03/42 383 484
Chalco Hong Kong Investment Co., Ltd.
4.250% due 12/29/49 (Ê)(ƒ) 390 395
China Evergrande Group
9.500% due 03/29/24 500 442
8.750% due 06/28/25 596 496
CIFC Funding, Ltd.
Series 2017-1A Class C
3.559% due 04/23/29 (Ê)(Þ) 500 486
Cimpress PLC
7.000% due 06/15/26 (Þ) 486 492
Colombia Government International
Bond
3.875% due 04/25/27 300 326
7.375% due 09/18/37 1,000 1,459
6.125% due 01/18/41 600 807
5.000% due 06/15/45 500 616
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comision Federal de Electricidad
Series REGS
5.750% due 02/14/42 625 679
Commerzbank AG
8.125% due 09/19/23 (Þ) 155 179
Consolidated Energy Finance SA
6.875% due 06/15/25 (Þ) 376 356
6.500% due 05/15/26 (Þ) 727 657
Corp. Nacional del Cobre de Chile
3.700% due 01/30/50 (Þ) 400 446
Series REGS
3.625% due 08/01/27 250 274
Costa Rica Government International
Bond
7.000% due 04/04/44 (Þ) 2,000 1,778
Credit Agricole SA
4.375% due 03/17/25 (Þ) 283 316
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 278 317
Credit Suisse Group Funding (Guernsey),
Ltd.
Series WI
3.800% due 06/09/23 297 321
Danone SA
2.589% due 11/02/23 (Þ) 277 292
Danske Bank A/S
5.000% due 01/12/22 (Þ) 266 280
Deutsche Bank AG
3.700% due 05/30/24 308 326
4.500% due 04/01/25 787 798
4.296% due 05/24/28 (Ê) 462 451
Series 1254
4.100% due 01/13/26 297 318
Development Bank of Mongolia LLC
Series REGS
7.250% due 10/23/23 350 354
Development Bank of the Republic of
Belarus
Series REGS
6.750% due 05/02/24 710 676
DH Europe Finance II SARL
Series 3YR
2.050% due 11/15/22 284 293
DKT Finance ApS
9.375% due 06/17/23 (Þ) 1,325 1,335
Dominican Republic Government
International Bond
7.450% due 04/30/44 (Þ) 1,000 1,126
6.850% due 01/27/45 (Þ) 2,000 2,115
Dryden Senior Loan Fund
Series 2017-30A Class DR
2.992% due 11/15/28 (Ê)(Þ) 500 442
Ecopetrol SA
5.875% due 09/18/23 284 313
7.375% due 09/18/43 548 708
5.875% due 05/28/45 101 116
Ecuador Government International Bond
10.750% due 01/31/29 (~)(Ê)(Þ) 300 154
Series REGS
7.950% due 06/20/24 (~)(Ê) 450 248
7.875% due 01/23/28 (~)(Ê) 1,000 500
Egypt Government International Bond
5.875% due 06/11/25 (Þ) 500 505

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 119
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.875% due 04/30/40 (Þ) 3,000 2,748
8.700% due 03/01/49 (Þ) 750 742
El Salvador Government International
Bond
Series REGS
5.875% due 01/30/25 1,500 1,355
7.650% due 06/15/35 498 446
Electricite de France SA
6.000% due 01/22/14 (Þ) 230 318
Emirates NBD Bank PJSC
6.125% due 12/31/99 (Ê)(ƒ) 534 534
Empresa de Transporte de Pasajeros
Metro SA
Series REGS
5.000% due 01/25/47 568 701
Empresa Nacional del Petroleo
Series REGS
4.500% due 09/14/47 538 589
Enbridge, Inc.
2.900% due 07/15/22 156 162
Enel Finance International NV
6.000% due 10/07/39 (Þ) 202 279
Enel SpA
8.750% due 09/24/73 (Ê)(Þ) 278 322
Eni SpA
Series X-R
4.750% due 09/12/28 (Þ) 250 291
Equinor ASA
3.150% due 01/23/22 274 286
Eskom Holdings SOC, Ltd.
8.450% due 08/10/28 200 194
Series REGS
7.125% due 02/11/25 2,711 2,582
Ethiopia Government International Bond
6.625% due 12/11/24 (Þ) 1,000 990
Exantas Capital Corp., Ltd.
Series 2019-RSO7 Class D
2.894% due 04/15/36 (Ê)(Þ) 290 269
Export-Import Bank of India
Series GMTN
3.875% due 03/12/24 200 212
Series REGS
3.375% due 08/05/26 200 211
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 305 338
First Quantum Minerals, Ltd.
7.250% due 05/15/22 (Þ) 408 407
7.250% due 04/01/23 (Þ) 775 778
7.500% due 04/01/25 (Þ) 175 177
6.875% due 03/01/26 (Þ) 366 367
Franshion Brilliant, Ltd.
5.750% due 12/29/49 (Ê)(ƒ) 226 206
4.875% due 12/31/99 (Ê)(ƒ) 488 417
Gabon Government International Bond
6.375% due 12/12/24 (Þ) 500 490
Gazprom OAO Via Gaz Capital SA
Series REGS
7.288% due 08/16/37 1,000 1,439
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 211 226
GE Capital International Funding Co.
Unlimited Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.418% due 11/15/35 264 273
Geo Coal International Pte , Ltd.
8.000% due 10/04/22 (Þ) 555 245
Georgian Railway JSC
Series REGS
7.750% due 07/11/22 550 562
Ghana Government International Bond
8.125% due 01/18/26 (Þ) 700 703
10.750% due 10/14/30 (Þ) 250 299
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 291 304
Global Aircraft Leasing Co., Ltd.
6.500% due 09/15/24 (Þ) 1,300 809
Greenland Global Investment, Ltd.
5.875% due 07/03/24 457 439
Honduras Government International
Bond
Series REGS
7.500% due 03/15/24 500 547
HSBC Holdings PLC
4.041% due 03/13/28 (Ê) 288 321
Hutchison Whampoa International, Ltd.
4.625% due 01/13/22 (Þ) 220 231
ICBCIL Finance Co., Ltd.
3.625% due 05/19/26 (Þ) 296 321
Industrial & Commercial Bank of China,
Ltd.
4.250% due 12/29/49 (Ê)(ƒ) 431 433
Instituto Costarricense de Electricidad
Series REGS
6.375% due 05/15/43 665 521
International Bank of Azerbaijan OJSC
Series REGS
3.500% due 09/01/24 200 181
Intesa Sanpaolo SpA
3.375% due 01/12/23 (Þ) 160 166
5.017% due 06/26/24 (Þ) 707 744
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 218 227
Iraq Government International Bond
Series REGS
5.800% due 01/15/28 938 870
JBS Investments II GmbH
7.000% due 01/15/26 (Þ) 753 809
5.750% due 01/15/28 (Þ) 495 526
Jordan Government International Bond
Series REGS
5.750% due 01/31/27 200 203
7.375% due 10/10/47 1,000 1,044
Kazakhstan Temir Zholy Finance BV
Series REGS
6.950% due 07/10/42 664 910
KazMunayGas National Co. JSC
Series REGS
5.750% due 04/19/47 366 456
KCA Deutag UK Finance PLC
9.875% due 04/01/22 (~)(Ê)(Þ) 900 416
9.625% due 04/01/23 (~)(Ê)(Þ) 200 92
Kenya Government International Bond
8.250% due 02/28/48 200 196
Series REGS
6.875% due 06/24/24 1,000 1,015

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
120 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinross Gold Corp.
Series WI
4.500% due 07/15/27 1,154 1,318
Kondor Finance PLC
Series REGS
7.625% due 11/08/26 201 193
Lamar Funding, Ltd.
Series REGS
3.958% due 05/07/25 690 643
LBC Tank Terminals Holding
Netherlands BV
6.875% due 05/15/23 (Þ) 750 751
LCM 28, Ltd.
Series 2018-28A Class C
3.285% due 10/20/30 (Ê)(Þ) 500 471
LCM 30, Ltd.
Series 2019-30A Class C
3.735% due 04/20/31 (Ê)(Þ) 250 240
LCPR Senior Secured Financing
Designated Activity Co.
6.750% due 10/15/27 (Þ) 813 878
Lebanon Government International Bond
Series GMTN
6.250% due 05/27/22 (Ø) 750 132
6.200% due 02/26/25 (Ø) 500 82
Series REGS
6.000% due 01/27/23 (Ø) 230 37
Lloyds Banking Group PLC
4.650% due 03/24/26 283 321
6.413% due 01/29/49 (Ê)(ƒ)(Þ) 458 511
Series 144a
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 255 291
Lukoil International Finance BV
6.656% due 06/07/22 (Þ) 208 226
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 125 169
Madison Park Funding XIV, Ltd.
Series 2018-14A Class CRR
3.298% due 10/22/30 (Ê)(Þ) 500 477
Madison Park Funding XXXI, Ltd.
Series 2018-31A Class C
3.193% due 01/23/31 (Ê)(Þ) 250 239
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 204 204
Mattamy Group Corp.
4.625% due 03/01/30 (Þ) 627 636
Mauser Packaging Solutions Holding Co.
Series REGS
4.750% due 04/15/24 EUR 550 637
MEG Energy Corp.
7.125% due 02/01/27 (Þ) 800 712
Merlin Entertainments, Ltd.
5.750% due 06/15/26 (Þ) 503 478
Methanex Corp.
5.250% due 12/15/29 699 676
5.650% due 12/01/44 218 178
Mitsubishi UFJ Financial Group, Inc.
4.153% due 03/07/39 265 333
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 281 286
Mongolian Mining Corp/Energy
Resources LLC
Series REGS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
9.250% due 04/15/24 537 379
Morgan Stanley Bank of America Merril
Lynch Trust
Series 2015-C25 Class D
3.068% due 10/15/48 450 345
Morocco Government International Bond
5.500% due 12/11/42 (Þ) 250 315
Mozambique International Bond
5.000% due 09/15/31 (Þ) 1,279 1,086
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 GBP 800 1,057
Nakilat , Inc.
Series REGS
6.067% due 12/31/33 370 470
Natwest Group PLC
7.648% due 12/31/49 (Ê)(ƒ) 196 293
Netflix, Inc.
Series REGS
3.875% due 11/15/29 EUR 200 261
3.625% due 06/15/30 EUR 1,167 1,498
Neuberger Berman CLO XXI, Ltd.
Series 2018-21A Class DR
3.535% due 04/20/27 (Ê)(Þ) 250 234
Neuberger Berman CLO XXII, Ltd.
Series 2018-22A Class CR
3.335% due 10/17/30 (Ê)(Þ) 500 483
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 500 476
Noble Holding International, Ltd.
7.950% due 04/01/25 (Ø) 195 2
6.200% due 08/01/40 (Ø) 170 3
8.950% due 04/01/45 (Ø) 69 1
Nokia OYJ
3.375% due 06/12/22 316 326
Oaktree CLO, Ltd.
Series 2019-2A Class B1
4.019% due 04/15/31 (Ê)(Þ) 385 365
OCP SA
Series REGS
4.500% due 10/22/25 343 358
6.875% due 04/25/44 200 248
Octagon Loan Funding, Ltd.
Series 2018-1A Class CRR
2.586% due 11/18/31 (Ê)(Þ) 250 235
OHA Credit Partners XIV, Ltd.
Series 2017-14A Class C
2.909% due 01/21/30 (Ê)(Þ) 500 474
Oil and Gas Holding Co. BSCC (The)
Series REGS
7.500% due 10/25/27 200 217
OJSC Russian Agricultural Bank
Series REGS
8.500% due 10/16/23 200 226
Oman Government International Bond
Series REGS
4.750% due 06/15/26 600 559
5.625% due 01/17/28 500 473
6.500% due 03/08/47 500 443
6.750% due 01/17/48 600 531
OmGrid Funding, Ltd.
Series REGS
5.196% due 05/16/27 516 486

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 121
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Orange SA
4.125% due 09/14/21 175 182
Oscar US Funding XI LLC
Series 2019-2A Class A4
2.680% due 09/10/26 (Þ) 850 881
Oschadbank Via SSB #1 PLC
7.217% due 01/19/24 (Ê) 1,225 1,146
9.625% due 03/20/25 (~)(Ê)(Þ) 363 368
Oztel Holdings SPC, Ltd.
Series REGS
6.625% due 04/24/28 200 196
Pakistan Government International Bond
Series REGS
7.875% due 03/31/36 2,700 2,582
Palmer Square Loan Funding, Ltd.
Series 2018-1A Class D
5.169% due 04/15/26 (Ê)(Þ) 400 366
Paraguay Government International
Bond
6.100% due 08/11/44 (Þ) 551 742
Parkland Fuel Corp.
6.000% due 04/01/26 (Þ) 267 283
5.875% due 07/15/27 (Þ) 598 634
Pertamina Persero PT
4.150% due 02/25/60 (Þ) 1,100 1,164
Series REGS
6.450% due 05/30/44 2,300 3,170
Perusahaan Listrik Negara PT
Series REGS
5.250% due 10/24/42 440 527
6.250% due 01/25/49 245 333
Petrobras Global Finance BV
6.875% due 01/20/40 228 253
6.850% due 06/05/15 1,071 1,133
Petroleos de Venezuela SA
5.375% due 04/12/27 (Ø) 1,000 25
Series REGS
9.000% due 11/17/21 (Ø) 313 8
6.000% due 05/16/24 (Ø) 8,000 200
6.000% due 11/15/26 (Ø) 3,986 100
5.500% due 04/12/37 (Ø) 2,150 54
Petroleos del Peru SA
Series REGS
5.625% due 06/19/47 752 949
Petroleos Mexicanos
6.625% due 06/15/38 4,000 3,290
6.500% due 06/02/41 650 522
5.500% due 06/27/44 2,000 1,536
6.950% due 01/28/60 (Þ) 1,050 868
Series REGS
6.625% due 09/29/49 (ƒ) 142 109
7.690% due 01/23/50 300 264
Series WI
6.875% due 08/04/26 45 45
6.500% due 01/23/29 90 83
5.625% due 01/23/46 1,000 754
6.750% due 09/21/47 1,433 1,164
Popular, Inc.
6.125% due 09/14/23 394 418
Power Finance Corp., Ltd.
3.750% due 12/06/27 400 399
Power Sector Assets & Liabilities
Management Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
7.390% due 12/02/24 607 756
Prima Capital CRE Securitization, Ltd.
Series 2019-RK1 Class DD
3.500% due 04/15/38 (Þ) 480 414
Privatbank CJSC Via UK SPV Credit
Finance PLC
Series DPW
10.250% due 01/23/49 (Ø) 1,240 337
Provincia de Buenos Aires
7.875% due 06/15/27 (~)(Ê)(Þ) 300 130
PT Indonesia Asahan Aluminum
Series REGS
6.757% due 11/15/48 200 260
PTTEP Canada International Finance,
Ltd.
Series REGS
6.350% due 06/12/42 370 553
Qatar Government International Bond
Series REGS
4.817% due 03/14/49 300 428
Republic of Ecuador Government
International Bond
Series REGS
9.650% due 12/13/26 (~)(Ê) 500 255
Republic of Egypt Government
International Bond
Series REGS
8.700% due 03/01/49 250 247
Russian Agricultural Bank OJSC Via
RSHB Capital SA
Series REGS
8.500% due 10/16/23 475 536
Russian Federation International Bond
Series REGS
7.500% due 03/31/30 (~)(Ê) 443 511
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 217 234
Saka Energi Indonesia PT
Series REGS
4.450% due 05/05/24 200 189
Santander UK Group Holdings PLC
3.373% due 01/05/24 (Ê) 275 290
Santander UK PLC
5.000% due 11/07/23 (Þ) 148 162
Saudi Arabia Government International
Bond
4.500% due 10/26/46 1,500 1,898
Series REGS
4.625% due 10/04/47 250 322
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 281 296
4.375% due 04/16/49 400 502
4.375% due 04/16/49 (Þ) 200 251
Saudi Electricity Global Sukuk Co.
Series REGS
5.500% due 04/08/44 501 666
Saudi Government International Bond
3.750% due 01/21/55 (Þ) 600 691
Scenery Journey, Ltd.
13.750% due 11/06/23 400 398
SCOF-2, Ltd.
Series 2018-2A Class CR
3.479% due 07/15/28 (Ê)(Þ) 500 489

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
122 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Seagate HDD Cayman
5.750% due 12/01/34 271 304
Senegal Government International Bond
Series REGS
6.750% due 03/13/48 250 238
Shelter Growth CRE Issuer, Ltd.
Series 2018-FL1 Class D
3.185% due 01/15/35 (Ê)(Þ) 144 139
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 200 204
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 274 287
Silver Creek CLO, Ltd.
Series 2017-1A Class CR
3.435% due 07/20/30 (Ê)(Þ) 250 243
Sinopec Group Overseas Development,
Ltd.
Series REGS
2.750% due 09/29/26 350 376
Sky, Ltd.
3.750% due 09/16/24 (Þ) 263 296
Societe Generale SA
5.000% due 01/17/24 (Þ) 266 291
Sri Lanka Government International
Bond
7.550% due 03/28/30 (Þ) 500 368
Series REGS
6.850% due 03/14/24 200 158
6.825% due 07/18/26 1,300 969
6.200% due 05/11/27 200 146
Standard Chartered PLC
5.200% due 01/26/24 (Þ) 174 191
7.014% due 12/30/49 (Ê)(ƒ)(Þ) 215 243
State Bank of India
4.875% due 04/17/24 (Þ) 262 287
5.500% due 09/29/49 (Ê)(ƒ) 200 204
State Oil Co. of Azerbaijan Republic
6.950% due 03/18/30 531 637
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 81 82
6.000% due 04/01/42 (Þ) 285 313
Suncor Energy, Inc.
3.600% due 12/01/24 265 290
Symphony CLO XIV, Ltd.
Series 2019-14A Class DR
4.411% due 07/14/26 (Ê)(Þ) 500 488
Symphony CLO XIX, Ltd.
Series 2018-19A Class C
2.926% due 04/16/31 (Ê)(Þ) 500 474
Syngenta Finance NV
4.375% due 03/28/42 319 303
Takeda Pharmaceutical Co., Ltd.
Series WI
4.000% due 11/26/21 270 282
TC Ziraat Bankasi AS
Series REGS
5.125% due 05/03/22 392 380
5.125% due 09/29/23 330 310
Telecom Italia Capital SA
5.303% due 05/30/24 (Þ) 544 608
6.375% due 11/15/33 600 732
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 09/30/34 260 316
7.200% due 07/18/36 156 205
7.721% due 06/04/38 50 69
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 861 911
Toronto-Dominion Bank (The)
2.650% due 06/12/24 280 302
Total Capital Canada, Ltd.
2.750% due 07/15/23 321 343
Total Capital International SA
2.875% due 02/17/22 276 287
TransAlta Corp.
4.500% due 11/15/22 425 429
Transnet SOC, Ltd.
Series REGS
4.000% due 07/26/22 639 633
Trinidad Generation UnLtd
Series REGS
5.250% due 11/04/27 329 323
Trinidad Petroleum Holdings, Ltd.
Series REGS
9.750% due 06/15/26 463 484
Trust Fibra Uno
6.390% due 01/15/50 (Þ) 337 341
Tsinghua Unic , Ltd.
5.375% due 01/31/23 1,000 670
Turkey Government International Bond
7.375% due 02/05/25 600 609
6.750% due 05/30/40 1,000 898
4.875% due 04/16/43 500 378
6.625% due 02/17/45 2,000 1,741
5.750% due 05/11/47 200 158
Turkiye Ihracat Kredi Bankasi AS
Series REGS
5.375% due 10/24/23 294 278
UBS Group Funding Jersey, Ltd.
4.125% due 04/15/26 (Þ) 280 323
Ukraine Government International Bond
Series GDp
3.155% due 05/31/40 (~)(Ê)(Þ) 195 171
Ukraine Railways Via Rail Capital
Markets PLC
8.250% due 07/09/24 201 197
Ukreximbank Via Biz Finance PLC
7.289% due 02/09/23 (Ê)(Þ) 3,034 3,004
9.750% due 01/22/25 (Þ) 617 634
UniCredit SpA
6.572% due 01/14/22 (Þ) 289 307
7.296% due 04/02/34 (Ê)(Þ) 446 519
Valaris PLC
4.875% due 06/01/22 270 224
Vale SA
5.625% due 09/11/42 600 741
Venture XX CLO, Ltd.
Series 2017-20A Class CR
3.119% due 04/15/27 (Ê)(Þ) 250 238
Vermilion Energy, Inc.
Series 144a
5.625% due 03/15/25 (Þ) 635 532
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 400 436
Vodafone Group PLC
7.000% due 04/04/79 (Ê) 640 769

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 123
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
VTB Bank
Series REGS
6.950% due 10/17/22 200 213
9.500% due 12/31/49 (Ê)(ƒ) 554 605
Welltec A/S
9.500% due 12/01/22 (Þ) 500 450
Wynn Macau, Ltd.
5.125% due 12/15/29 (Þ) 418 408
YPF SA
Series REGS
8.500% due 07/28/25 255 201
6.950% due 07/21/27 100 75
166,994
Loan Agreements - 0.4%
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(v)(Š) 374 —
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(v)(Š) 460 —
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(v)(Š) 87 40
Lanai Holdings III, Inc.
11.500% due 08/28/23 (Ê) 3,661 2,379
2,419
Mortgage-Backed Securities - 11.5%
Arroyo Mortgage Trust
Series 2019-2 Class A3
3.800% due 04/25/49 (~)(Ê)(Þ) 371 378
Ascendas Real Estate Investment Trust
Series 2019-CRE3 Class D
2.845% due 09/14/36 (Ê)(Þ) 930 820
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR14 Class C
1.314% due 02/27/48 (~)(Ê)(Þ) 220 215
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK5 Class XA
Interest Only STRIP
1.217% due 06/15/60 (~)(Ê) 10,464 515
Series 2017-BNK6 Class C
3.851% due 07/15/60 (~)(Ê) 1,000 900
Series 2017-BNK6 Class D
3.100% due 07/15/60 (Þ) 140 102
Benchmark 2018-B4 Mortgage Trust
Series 2018-B4 Class XA
Interest Only STRIP
0.688% due 07/15/51 (~)(Ê) 17,163 525
Benchmark 2019-B14 Mortgage Trust
Series 2019-B14 Class D
2.500% due 12/15/62 (Þ) 450 377
Benchmark 2019-B9 Mortgage Trust
Series 2019-B9 Class D
3.000% due 03/15/52 (Þ) 810 712
BX Commercial Mortgage Trust
Series 2020-VIVA Class D
3.667% due 03/09/44 (~)(Ê)(Þ) 1,000 911
BX Trust
Series 2019-OC11 Class E
4.076% due 12/09/41 (~)(Ê)(Þ) 180 163
CALI Mortgage Trust
Series 2019-101C Class E
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.469% due 03/10/39 (~)(Ê)(Þ) 320 323
CD Mortgage Trust
Series 2019-CD8 Class XA
1.553% due 08/15/57 (~)(Ê) 4,112 427
CFCRE Commercial Mortgage Trust
Series 2011-C1 Class E
6.292% due 04/15/44 (~)(Ê)(Þ) 157 144
Series 2016-C7 Class XA
Interest Only STRIP
0.873% due 12/10/54 (~)(Ê) 16,237 620
Chase Home Lending Mortgage Trust
Series 2019-1 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 365 379
Series 2019-1 Class A5
4.000% due 03/25/50 (~)(Ê)(Þ) 800 837
Series 2019-ATR2 Class A3
3.500% due 07/25/49 (~)(Ê)(Þ) 572 588
CIM Trust
Series 2018-INV1 Class A10
4.000% due 08/25/48 (~)(Ê)(Þ) 500 521
Series 2019-INV1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 513 529
Series 2019-J2 Class A13
3.500% due 10/25/49 (~)(Ê)(Þ) 645 669
Series 2019-J2 Class A5
3.500% due 10/25/49 (~)(Ê)(Þ) 467 491
Citigroup Commercial Mortgage Trust
Series 2014-GC19 Class E
4.761% due 03/10/47 (~)(Ê)(Þ) 1,000 693
Series 2014-GC19 Class F
3.665% due 03/10/47 (~)(Ê)(Þ) 443 243
Series 2016-C2 Class E
4.594% due 08/10/49 (Þ) 120 70
Series 2016-P4 Class F
4.880% due 07/10/49 (~)(Ê)(Þ) 313 165
Series 2016-P5 Class D
3.000% due 10/10/49 (Þ) 670 439
Series 2018-C5 Class XA
Interest Only STRIP
0.755% due 06/10/51 (~)(Ê) 3,727 164
Series 2018-C6 Class D
5.235% due 11/10/51 (~)(Ê)(Þ) 410 357
Series 2019-GC41 Class XA
Interest Only STRIP
1.188% due 08/10/56 (~)(Ê) 2,266 167
COLT Funding LLC
Series 2018-2 Class A1
3.470% due 07/27/48 (~)(Ê)(Þ) 413 417
Series 2019-1 Class M1
4.518% due 03/25/49 (~)(Ê)(Þ) 1,000 1,012
Commercial Mortgage Trust
Series 2013-CR8 Class D
4.084% due 06/10/46 (~)(Ê)(Þ) 1,000 937
Series 2013-CR10 Class F
4.949% due 08/10/46 (~)(Ê)(Þ) 160 128
Series 2016-CD1 Class XA
Interest Only STRIP
1.532% due 08/10/49 (~)(Ê) 8,245 498
Series 2017-COR2 Class XA
Interest Only STRIP
1.321% due 09/10/50 (~)(Ê) 5,345 346
CommScope Holding Co., Inc.
Series 2013-GAM Class F

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
124 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.531% due 02/10/28 (~)(Ê)(Þ) 430 284
Csail Commercial Mortgage Trust
Series 2015-C2 Class C
4.330% due 06/15/57 (~)(Ê) 100 70
DBUBS Mortgage Trust
Series 2011-LC2A Class D
5.714% due 07/10/44 (~)(Ê)(Þ) 160 137
DBWF Mortgage Trust
Series 2015-LCM Class D
3.535% due 06/10/34 (~)(Ê)(Þ) 1,000 814
Ellington Financial, Inc.
Series 2019-2 Class A3
3.046% due 11/25/59 (~)(Ê)(Þ) 844 847
Fannie Mae Connecticut Avenue
Securities
Series 2018-C02 Class 2M2
2.368% due 08/25/30 (Ê) 939 899
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (Ê) 661 643
Series 2018-C05 Class 1M2
2.518% due 01/25/31 (Ê) 834 805
Series 2018-C06 Class 1M2
2.168% due 03/25/31 (Ê) 191 183
Series 2018-C06 Class 2M2
2.268% due 03/25/31 (Ê) 688 660
Fannie Mae Connecticut Avenue
Securities Trust
Series 2018-R07 Class 1M2
2.568% due 04/25/31 (Ê)(Þ) 592 583
Series 2019-R04 Class 2M2
2.268% due 06/25/39 (Ê)(Þ) 563 555
Series 2020-R02 Class 2M2
2.168% due 01/25/40 (Ê)(Þ) 200 189
Flagstar Mortgage Trust
Series 2018-6RR Class B1
5.010% due 10/25/48 (~)(Ê)(Þ) 483 493
Series 2018-3INV Class A3
4.000% due 05/25/48 (~)(Ê)(Þ) 385 400
Fontainebleau Florida Hotel LLC
Series 2019-FBLU Class F
4.095% due 12/10/36 (~)(Ê)(Þ) 180 156
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
4.868% due 04/25/28 (Ê) 1,000 1,033
Series 2017-HQA2 Class M2
2.818% due 12/25/29 (Ê) 706 681
Series 2018-DNA1 Class M2
1.968% due 07/25/30 (Ê) 876 832
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (Ê) 600 571
Series 2018-HQA2 Class M2
2.468% due 10/25/48 (Ê)(Þ) 1,000 952
Series 2020-HQA3 Class M2
3.776% due 07/25/50 (Ê)(Þ) 200 198
Goldman Sachs Mortgage Securities
Trust
Series 2012-GCJ7 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 800 524
Series 2013-GC16 Class G
3.500% due 11/10/46 (Þ) 90 51
Series 2018-LUAU Class E
2.735% due 11/15/32 (Ê)(Þ) 1,000 860
Series 2019-GC39 Class D
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.000% due 05/10/52 (Þ) 300 203
Series 2019-GC40 Class DBD
3.668% due 07/10/52 (~)(Ê)(Þ) 220 206
Series 2019-GC40 Class DBE
3.668% due 07/10/52 (~)(Ê)(Þ) 170 151
Series 2019-GC40 Class XA
Interest Only STRIP
1.231% due 07/10/52 (~)(Ê) 2,421 176
Series 2019-GSA1 Class C
3.933% due 11/10/52 (~)(Ê) 570 520
Series 2019-PJ2 Class B2
4.496% due 11/25/49 (~)(Ê)(Þ) 981 1,052
Series 2019-SMP Class E
2.785% due 08/15/32 (Ê)(Þ) 720 591
Series 2020-PJ1 Class A6
3.500% due 05/25/50 (~)(Ê)(Þ) 549 554
Hawaii Hotel Trust
Series 2019-MAUI Class F
2.935% due 05/15/38 (Ê)(Þ) 2,000 1,669
Homeward Opportunities Fund I Trust
Series 2019-2 Class A3
3.007% due 09/25/59 (~)(Ê)(Þ) 428 431
Hudson Yards Mortgage Trust
Series 2019-55HY Class F
3.041% due 12/10/41 (~)(Ê)(Þ) 130 109
IMT Trust
Series 2017-APTS Class FFX
3.613% due 06/15/34 (~)(Ê)(Þ) 800 733
JP Morgan Commercial Mortgage
Securities Trust
Series 2011-C4 Class G
3.873% due 07/15/46 (~)(Ê)(Þ) 1,000 895
Series 2011-C5 Class D
5.605% due 08/15/46 (~)(Ê)(Þ) 1,217 996
Series 2011-C5 Class E
4.000% due 08/15/46 (~)(Ê)(Þ) 950 732
Series 2013-C10 Class E
3.500% due 12/15/47 (~)(Ê)(Þ) 1,000 775
Series 2013-C13 Class F
3.986% due 01/15/46 (~)(Ê)(Þ) 320 219
Series 2013-C16 Class D
5.195% due 12/15/46 (~)(Ê)(Þ) 340 320
Series 2013-C17 Class E
3.867% due 01/15/47 (~)(Ê)(Þ) 500 361
Series 2013-C17 Class F
3.867% due 01/15/47 (~)(Ê)(Þ) 110 74
Series 2015-C27 Class XA
Interest Only STRIP
1.306% due 02/15/48 (~)(Ê) 2,973 129
Series 2018-WPT Class FFX
5.542% due 07/05/33 (Þ) 330 311
Series 2019-MFP Class E
2.345% due 07/15/36 (Ê)(Þ) 320 298
JP Morgan Mortgage Trust
Series 2016-5 Class B3
2.636% due 12/25/46 (~)(Ê)(Þ) 926 884
Series 2018-3 Class B3
3.757% due 09/25/48 (~)(Ê)(Þ) 856 859
Series 2019-1 Class A3
4.000% due 05/25/49 (~)(Ê)(Þ) 295 305
Series 2019-2 Class A3
4.000% due 08/25/49 (~)(Ê)(Þ) 309 319
Series 2019-7 Class B2A

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.194% due 02/25/50 (~)(Ê)(Þ) 393 377
Series 2019-8 Class A15
3.500% due 03/25/50 (~)(Ê)(Þ) 474 492
Series 2019-HYB1 Class B1
3.937% due 10/25/49 (~)(Ê)(Þ) 692 720
Series 2019-INV1 Class B2
5.118% due 10/25/49 (~)(Ê)(Þ) 490 511
Series 2020-1 Class A15
3.500% due 06/25/50 (~)(Ê)(Þ) 788 810
Series 2020-1 Class A7
3.500% due 06/25/50 (~)(Ê)(Þ) 1,000 1,035
Series 2020-5 Class A15
3.000% due 12/25/50 (~)(Ê)(Þ) 350 361
Series 2020-5 Class B1
3.736% due 12/25/50 (~)(Ê)(Þ) 350 376
LSTAR Commercial Mortgage Trust
Series 2015-3 Class D
3.360% due 04/20/48 (~)(Ê)(Þ) 600 441
Mello Mortgage Capital Acceptance
Series 2018-MTG2 Class B2
4.485% due 10/25/48 (~)(Ê)(Þ) 962 1,010
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C6 Class E
4.760% due 11/15/45 (~)(Ê)(Þ) 1,520 896
Series 2014-C18 Class D
3.389% due 10/15/47 (Þ) 250 197
Series 2016-C29 Class XB
Interest Only STRIP
1.110% due 05/15/49 (~)(Ê) 7,710 379
Morgan Stanley Capital I Trust
Series 2011-C1 Class M
4.193% due 09/15/47 (Þ) 260 102
Series 2017-HR2 Class XA
Interest Only STRIP
0.932% due 12/15/50 (~)(Ê) 3,024 138
Series 2019-H6 Class D
3.000% due 06/15/52 (Þ) 377 257
Series 2019-H7 Class XA
Interest Only STRIP
1.464% due 07/15/52 (~)(Ê) 6,367 570
Series 2019-L3 Class XA
Interest Only STRIP
0.645% due 11/15/52 (~)(Ê) 10,559 522
MRCD Mortgage Trust
Series 2019-PARK Class E
2.718% due 12/15/36 (Þ) 120 111
Series 2019-PARK Class F
2.718% due 12/15/36 (Þ) 220 201
New Residential Mortgage Loan Trust
Series 2019-NQM2 Class A2
3.701% due 04/25/49 (~)(Ê)(Þ) 638 647
Onslow Bay Financial LLC
Series 2020-INV1 Class A21
3.500% due 12/25/49 (~)(Ê)(Þ) 562 578
PSMC
Series 2020-1 Class A1
3.500% due 01/25/50 (~)(Ê)(Þ) 856 876
RCKT Mortgage Trust
Series 2020-1 Class A13
3.000% due 02/25/50 (~)(Ê)(Þ) 759 774
ReadyCap Commercial Mortgage Trust
Series 2018-4 Class D
5.235% due 02/27/51 (~)(Ê)(Þ) 270 178
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sequoia Mortgage Trust
Series 2019-1 Class A1
4.000% due 02/25/49 (~)(Ê)(Þ) 174 180
Series 2019-4 Class A19
3.500% due 11/25/49 (~)(Ê)(Þ) 326 339
Series 2019-5 Class A7
3.500% due 12/25/49 (~)(Ê)(Þ) 800 841
Series 2019-CH3 Class A1
4.000% due 09/25/49 (~)(Ê)(Þ) 653 674
Starwood Mortgage Residential Trust
Series 2019-1 Class A3
3.299% due 06/25/49 (~)(Ê)(Þ) 566 555
UBS Bank of America Merrill Lynch
Mortgage Trust
Series 2012-WRM Class D
4.379% due 06/10/30 (~)(Ê)(Þ) 1,500 1,286
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 80 38
Series 2012-C4 Class E
4.621% due 12/10/45 (~)(Ê)(Þ) 140 59
Verus Securitization Trust
Series 2018-3 Class M1
4.595% due 10/25/58 (~)(Ê)(Þ) 1,000 935
Series 2019-1 Class A2
3.938% due 02/25/59 (~)(Ê)(Þ) 591 589
Series 2019-INV2 Class A2
3.117% due 07/25/59 (~)(Ê)(Þ) 830 843
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR7 Class A6
4.508% due 07/25/34 (~)(Ê) 506 501
Series 2006-AR15 Class 1A
2.531% due 11/25/46 (Ê) 359 317
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 Class XA
Interest Only STRIP
1.188% due 12/15/47 (~)(Ê) 4,721 168
Series 2015-C30 Class D
4.647% due 09/15/58 (~)(Ê)(Þ) 510 393
Series 2015-C30 Class E
3.250% due 09/15/58 (Þ) 270 158
Series 2017-C41 Class XA
Interest Only STRIP
1.366% due 11/15/50 (~)(Ê) 5,174 347
Series 2018-C45 Class D
3.000% due 06/15/51 (Þ) 390 257
Series 2019-C49 Class D
3.000% due 03/15/52 (Þ) 230 149
Series 2019-C52 Class XA
Interest Only STRIP
1.767% due 08/15/52 (~)(Ê) 2,197 240
Series 2019-C54 Class D
2.500% due 12/15/52 (Þ) 710 446
Wells Fargo Mortgage Backed Securities
Trust
Series 2020-1 Class A17
3.000% due 12/25/49 (~)(Ê)(Þ) 88 89
Wells Fargo Re-REMIC Trust
Series 2013-FRR1 Class BK26
0.960% due 01/27/45 (Þ) 210 182
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class E

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
126 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.399% due 03/15/45 (~)(Ê)(Þ) 530 382
Series 2013-C12 Class D
4.540% due 03/15/48 (~)(Ê)(Þ) 740 655
Series 2013-C12 Class E
3.500% due 03/15/48 (Þ) 940 707
Series 2013-C12 Class F
3.500% due 03/15/48 (Þ) 330 238
Series 2014-C21 Class C
4.234% due 08/15/47 (~)(Ê) 630 590
68,791
Non-US Bonds - 6.0%
AA Bond Co., Ltd.
Series REGS
5.500% due 07/31/22 GBP 1,375 1,597
Algeco Scotsman Global Finance PLC
Series REGS
6.500% due 02/15/23 EUR 400 455
Argentine Republic Government
International Bond
Principal Only STRIP
12.169% due 12/15/35 (~)(Ê) EUR 40,000 198
Series DSCE
7.820% due 12/31/33 (~)(Ê) EUR 1,927 1,066
Arrow Global Finance PLC
Series REGS
5.125% due 09/15/24 GBP 750 925
Banijay Group SAS
Series REGS
6.500% due 03/01/26 EUR 450 489
Blitz F18-674 GmbH
Series REGS
6.000% due 07/30/26 EUR 900 1,096
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23 BRL 8,000 1,761
10.000% due 01/01/27 BRL 1,400 326
Cabot Financial SA
Series REGS
7.500% due 10/01/23 GBP 500 659
CeramTec BondCo GmbH
Series REGS
5.250% due 12/15/25 EUR 950 1,094
Constantin Investissement 3 SASU
Series REGS
5.375% due 04/15/25 EUR 600 703
CPUK Finance, Ltd.
Series REGS
4.250% due 08/28/22 GBP 525 669
4.875% due 08/28/25 GBP 275 335
Diamond (BC) BV
Series REGS
5.625% due 08/15/25 EUR 400 453
DKT Finance ApS
Series REGS
7.000% due 06/17/23 EUR 1,025 1,216
Dufry One BV
1.000% due 05/04/23 CHF 200 212
Galaxy Bidco , Ltd.
Series JUL
6.500% due 07/31/26 GBP 300 394
Garfunkelux Holdco 3 SA
Series REGS
8.500% due 11/01/22 GBP 1,250 1,516
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Israel Electric Corp., Ltd
5.000% due 11/12/24 (Þ) USD 500 562
Jerrold Finco PLC
Series REGS
6.125% due 01/15/24 GBP 150 189
LSF9 Balta Issuer SARL
Series REGS Class I
7.750% due 09/15/22 EUR 586 518
Malaysia Government International Bond
Series 0219
3.885% due 08/15/29 MYR 3,000 782
Mangrove LuxCo III SARL
Series REGS
7.775% due 10/09/25 EUR 200 212
Mexican Bonos
Series M 20
10.000% due 12/05/24 MXN 20,000 1,077
8.500% due 05/31/29 MXN 8,500 456
Motion Finco Sarl
Series REGS
7.000% due 05/15/25 EUR 100 121
Naviera Armas SA
Series REGS
6.500% due 07/31/23 (Ê) EUR 100 64
4.250% due 11/15/24 (Ê) EUR 650 398
Nidda BondCo GmbH
Series REGS
7.250% due 09/30/25 EUR 700 848
Petrobras Global Finance BV
5.375% due 10/01/29 GBP 1,000 1,326
RAC Bond Co. PLC
Series REGS
5.000% due 11/06/22 GBP 1,150 1,430
Republic of South Africa Government
International Bond
Series 2035
8.875% due 02/28/35 ZAR 2,620 131
Series R186
10.500% due 12/21/26 ZAR 12,500 837
Rolls-Royce PLC
3.375% due 06/18/26 GBP 800 997
Russian Railways Via RZD Capital PLC
7.900% due 10/19/24 RUB 115,000 1,649
Sarens Finance Co. NV
5.750% due 02/21/27 EUR 400 378
SGL Carbon SE
4.625% due 09/30/24 EUR 100 99
Sunshine Mid BV
Series REGS
6.500% due 05/15/26 EUR 700 849
Synlab Unsecured Bondco PLC
Series REGS
8.250% due 07/01/23 EUR 950 1,145
Takko Luxembourg 2 SCA
Series REGS
5.375% due 11/15/23 (Ê) EUR 550 402
Tele Columbus AG
Series REGS
3.875% due 05/02/25 EUR 900 1,003
Travelex Financing PLC
Series REGS
8.000% due 05/15/22 (~)(Ê) EUR 1,400 268
Unilabs SubHolding AB
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 127
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 05/15/25 EUR 450 526
United Group BV
Series REGS
3.625% due 02/15/28 EUR 300 339
UPCB Finance VII, Ltd.
Series REGS
3.625% due 06/15/29 EUR 250 291
Verisure Holding AB
Series REGS
5.000% due 04/15/25 (Ê) EUR 100 120
Verisure Midholding AB
Series REGS
5.750% due 12/01/23 EUR 1,850 2,190
Virgin Media Finance PLC
4.875% due 07/15/28 GBP 350 464
Virgin Media Secured Finance PLC
Series REGS
5.000% due 04/15/27 GBP 250 341
Viridian Group FinanceCo PLC /
Viridian Power & Energy
Series REGS
4.750% due 09/15/24 GBP 600 766
35,942
Total Long-Term Fixed Income
Investments
(cost $548,525) 521,369
Common Stocks - 0.8%
Consumer Discretionary - 0.0%
Charming Charlie, Inc.(Æ)(Š) 3,957,093
—
Education Management Corp.(Æ)(Š) 4,460,190
—
—
Materials and Processing - 0.5%
Specialty Steel Holdco, Inc.(Æ)(Š) 22
2,974
Producer Durables - 0.3%
Affinion Group, Inc.(Æ)(Š) 8,007
154
Real Alloy(Æ)(Š) 39
1,307
1,461
Technology - 0.0%
Avaya Holdings Corp.(Æ) 4
—
Utilities - 0.0%
Jupiter Resources, Inc.(Æ) 249,669
187
Total Common Stocks
(cost $7,254) 4,622
Preferred Stocks - 0.4%
Consumer Discretionary - 0.0%
Education Management Corp.(Š)(Æ)
0.000% 2,128 —
Producer Durables - 0.4%
Sequa Corp.(Š)(Æ)
0.000% 2,873 2,511
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Preferred Stocks
(cost $2,391) 2,511
Warrants and Rights - 0.0%
Education Management Corp.(Æ)
2021 Warrants 1,564,221 —
Total Warrants and Rights
(cost $—) —
Short-Term Investments - 7.4%
Argentine Republic Government
International Bond
Series WI
6.875% due 04/22/21 (~)(Ê) 900 404
BAMLL Commercial Mortgage Securities
Trust
Series 2016-FR16 Class B
0.995% due 05/27/21 (~)(Ê)(Þ) 180 175
Bayer US Finance II LLC
2.750% due 07/15/21 (Þ) 229 233
Boparan Finance PLC
Series REGS
5.500% due 07/15/21 GBP 1,200 1,446
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(v)(Š) 16 7
Country Garden Holdings Co., Ltd.
Series REGS
7.250% due 04/04/21 300 301
Education Management LLC Term Loan
B
11.750% due 07/02/21 (~)(Ê) 285 —
Eskom Holdings SOC, Ltd.
Series REGS
5.750% due 01/26/21 800 786
Genworth Holdings, Inc.
7.200% due 02/15/21 383 382
House of Fraser Funding PLC
Series REGS
5.823% due 09/15/20 (Ø) GBP 400 13
IDBI Bank, Ltd./GIFT-IFC
Series GMTN
4.250% due 11/30/20 329 329
Lebanon Government International Bond
Series REGS
8.250% due 04/12/21 (Ø) 1,000 180
Nigeria Government International Bond
Series REGS
6.750% due 01/28/21 1,000 1,013
Privatbank CJSC Via UK SPV Credit
Finance PLC
11.000% due 02/09/21 (Ø) 1,577 142
Turkiye Halk Bankasi AS
Series REGS
4.750% due 02/11/21 360 355
5.000% due 07/13/21 289 283
Turkiye Ihracat Kredi Bankasi AS
Series REGS

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
128 Opportunistic Credit Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.375% due 02/08/21 300 301
U.S. Cash Management Fund(@) 33,625,821(∞) 33,622
United States Treasury Bills(ž)(§)
0.099% due 12/03/20 3,200 3,199
Woolworths Group, Ltd.
4.550% due 04/12/21 (Þ) 217 222
Wyndham Destinations, Inc.
5.625% due 03/01/21 33 33
Xerox Corp.
4.500% due 05/15/21 906 924
Total Short-Term Investments
(cost $47,737) 44,350
Total Investments - 96.0%
(identified cost $605,907) 572,852
Other Assets and Liabilities,
Net - 4.0%
23,758
Net Assets - 100.0%
596,610

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 129
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
40.4%
1011778 BC ULC / New Red Finance, Inc. 06/25/20 158,000 105.16 166
169
AbbVie, Inc. 05/12/20 277,000 102.68 284
290
ABN AMRO Bank NV 07/08/20 286,000 113.52 325
325
Abu Dhabi National Energy Co. PJSC 05/10/18 506,000 98.65 499
574
Acrisure LLC / Acrisure Finance, Inc. 05/12/20 300,000 92.49 277
304
AHP Health Partners, Inc. 08/23/19 285,000 106.52 304
303
Air Liquide Finance SA 01/03/20 282,000 100.69 284
296
Air Medical Group Holdings, Inc. 09/03/19 581,000 90.18 524
552
Air Methods Corp. 12/09/19 759,000 68.20 518
533
Ajax Mortgage Loan Trust 09/28/18 594,997 98.31 585
548
Alimentation Couche-Tard, Inc. 09/24/18 238,000 95.11 226
263
Alliance Resource Partners, LP 09/03/19 743,000 98.93 735
516
AMC Entertainment Holdings, Inc. 07/31/20 164,000 100.00 164
164
Amsted Industries, Inc. 12/09/19 655,000 100.00 655
668
AmWINS Group, Inc. 03/25/20 500,000 94.74 474
551
Anglo American Capital PLC 05/14/20 283,000 107.57 304
326
AP Moller - Maersk A/S 05/12/20 307,000 99.31 305
341
Apex Tool Group LLC / BC Mountain Finance, Inc. 02/09/18 935,000 100.00 935
748
Apidos CLO XI 08/20/19 500,000 100.00 500
485
Apidos CLO XXXI 04/10/19 500,000 100.00 500
489
Apollo Management Holdings, LP 05/05/20 331,000 91.90 304
307
Aramark Services, Inc. 07/22/19 289,000 103.48 299
291
Arroyo Mortgage Trust 05/12/20 370,900 96.95 360
378
Ascendas Real Estate Investment Trust 08/09/19 930,000 100.00 930
820
Babson CLO, Ltd. 11/27/18 250,000 100.10 250
250
Bahrain Government International Bond 11/17/15 2,000,000 100.00 2,000
2,245
BAMLL Commercial Mortgage Securities Trust 06/27/19 220,000 95.94 211
215
BAMLL Commercial Mortgage Securities Trust 10/18/19 180,000 97.49 175
175
Banco de Credito del Peru 12/05/19 269,000 104.30 281
285
Banco de Credito e Inversiones SA 10/25/19 269,000 103.67 279
284
Banco Inbursa SA Institucion de Banca Multiple 09/24/18 235,000 95.62 225
242
Banff Merger Sub, Inc. 12/18/19 450,000 100.12 451
476
Bangkok Bank PCL 09/24/18 169,000 127.28 215
235
Banijay Entertainment SASU 02/04/20 189,000 100.00 189
190
Bank Commercial Mortgage Pass-Through Certificates 08/01/19 140,000 90.79 127
102
Barings CLO, Ltd. 04/11/19 385,000 100.00 385
378
Bausch Health Cos., Inc. 06/13/17 950,000 87.16 828
981
Bausch Health Cos., Inc. 12/17/19 154,000 100.00 154
157
Bayer US Finance II LLC 09/26/18 229,000 99.08 227
233
Bayer US Finance LLC 08/02/19 292,000 102.71 300
320
BBVA Bancomer SA 12/04/19 260,000 106.43 277
281
BDS, Ltd. 01/08/20 560,000 100.00 560
516
Beacon Escrow Corp. 02/20/20 240,000 99.32 238
235
Benchmark 2019-B14 Mortgage Trust 11/07/19 450,000 85.31 384
377
Benchmark 2019-B9 Mortgage Trust 03/15/19 810,000 84.18 682
712
Benefit Street Partners CLO IV, Ltd. 04/10/19 500,000 100.00 500
484
Berkshire Hathaway Energy Co. 04/07/20 258,000 108.09 279
296
Berry Global, Inc. 07/22/19 289,000 104.89 303
309
BlueMountain CLO, Ltd. 10/03/18 500,000 100.00 500
468
BMC East LLC 07/15/19 900,000 100.82 907
920
BNP Paribas SA 05/14/20 283,000 107.07 303
326
Bowman Park CLO, Ltd. 11/27/18 400,000 98.24 393
366
Boxer Parent Co., Inc. 05/14/20 175,000 100.00 175
185
Brazil Loan Trust 1 07/25/13 979,726 101.47 994
985
Brookfield Property REIT, Inc. 06/06/19 678,000 103.73 703
561
Brookfield Residential Properties, Inc. 04/15/20 465,000 100.71 468
472
BX Commercial Mortgage Trust 05/05/20 1,000,000 83.45 834
911
BX Trust 12/06/19 180,000 96.96 175
163
CALI Mortgage Trust 03/07/19 320,000 98.89 316
323
Calpine Corp. 04/03/19 301,000 100.21 302
313
Calpine Corp. 12/10/19 700,000 100.00 700
723
Camelot Finance SA 10/25/19 508,000 100.00 508
533
Carlson Travel, Inc. 06/13/17 916,000 101.89 933
493
Carlyle Global Market Strategies CLO, Ltd. 10/05/18 500,000 100.00 500
475
Carlyle Global Market Strategies CLO, Ltd. 11/27/18 400,000 95.47 382
316
Carvana Co. 11/07/18 537,000 99.95 537
558
CCO Holdings LLC / CCO Holdings Capital Corp. 06/13/17 571,000 105.26 601
604

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
130 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
CCO Holdings LLC / CCO Holdings Capital Corp. 08/22/19 291,000 104.30 304
308
CCO Holdings LLC / CCO Holdings Capital Corp. 09/17/19 642,000 100.00 642
683
CCO Holdings LLC / CCO Holdings Capital Corp. 10/24/19 209,000 101.39 212
212
CCO Holdings LLC / CCO Holdings Capital Corp. 02/03/20 562,000 100.27 564
596
Cedar Funding V CLO, Ltd. 03/22/19 250,000 98.04 245
235
Cemex SAB de CV 06/02/20 320,000 100.00 320
341
Centene Corp. 07/11/19 716,000 105.01 750
765
Centene Corp. 07/12/19 97,000 102.71 100
101
CenturyLink, Inc. 12/09/19 600,000 100.00 600
629
CFCRE Commercial Mortgage Trust 06/25/19 156,795 90.46 142
144
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 02/07/19 572,000 99.56 570
585
Chase Home Lending Mortgage Trust 07/29/19 572,100 101.09 578
588
Chase Home Lending Mortgage Trust 10/30/19 364,865 100.87 368
379
Chase Home Lending Mortgage Trust 10/30/19 800,000 101.75 814
837
CIFC Funding, Ltd. 03/27/19 500,000 99.70 498
486
CIM Trust 09/27/18 500,000 96.60 483
521
CIM Trust 03/22/19 513,421 101.57 521
529
CIM Trust 11/07/19 467,000 100.43 469
491
CIM Trust 11/07/19 644 ,531 100. 85 650
669
Cimpress PLC 09/03/19 486,000 104.38 507
492
Citigroup Commercial Mortgage Trust 10/19/18 1,000,000 92.71 927
693
Citigroup Commercial Mortgage Trust 03/12/19 443,000 85.13 377
243
Citigroup Commercial Mortgage Trust 03/13/19 670,000 84.70 568
439
Citigroup Commercial Mortgage Trust 04/04/19 410,000 101.59 417
357
Citigroup Commercial Mortgage Trust 06/14/19 120,000 85.52 103
70
Citigroup Commercial Mortgage Trust 08/12/19 313,000 77.11 241
165
Clarios Global, LP / Clarios US Finance Co. 01/07/20 500,000 106.00 530
525
Clark Equipment Co. 05/21/20 271,000 100.00 271
285
Clear Channel Worldwide Holdings, Inc. 08/09/19 326,000 100.13 326
319
Colfax Corp. 01/31/19 162,000 100.00 162
175
COLT Funding LLC 01/30/19 1,000,000 99.99 1,000
1,012
COLT Funding LLC 03/13/20 412,679 100.00 413
417
Colt Merger Sub, Inc. 06/19/20 281,000 100.00 281
293
Colt Merger Sub, Inc. 06/19/20 502,000 100.00 502
526
Colt Merger Sub, Inc. 06/19/20 507,000 98.83 501
517
Commercial Mortgage Trust 10/02/18 1,000,000 96.19 962
937
Commercial Mortgage Trust 01/21/20 160,000 96.86 155
128
Commerzbank AG 06/17/19 155,000 111.52 173
179
Commonbond Student Loan Trust 11/27/18 129,385 100.81 130
140
Commonbond Student Loan Trust 06/02/20 700,000 99.98 700
708
Commonbond Student Loan Trust 06/02/20 300,000 99.98 300
301
CommScope Holding Co., Inc. 11/04/19 430,000 96.32 414
284
CommScope Technologies LLC 02/13/20 288,000 94.78 273
278
CommScope Technologies LLC 05/04/20 104,000 89.18 93
106
CommScope , Inc. 02/07/19 250,000 100.00 250
260
CommScope , Inc. 02/07/19 369,000 98.98 365
398
Consolidated Energy Finance SA 12/06/19 376,000 98.29 370
356
Consolidated Energy Finance SA 01/23/20 727,000 99.53 724
657
Constellation Merger Sub, Inc. 09/03/19 581,000 87.39 508
484
Continental Wind LLC 09/24/18 199,627 102.05 204
236
Corp. Nacional del Cobre de Chile 03/12/20 400,000 87.58 350
446
Costa Rica Government International Bond 01/07/15 2,000,000 97.90 1,958
1,778
Cott Holdings, Inc. 04/16/20 475,000 102.33 486
493
CRC Escrow Issuer LLC / CRC Finco , Inc. 05/07/20 675,000 83.99 562
609
Credit Acceptance Corp. 05/08/20 536,000 88.57 475
546
Credit Agricole SA 06/10/20 283,000 110.12 312
316
Credit Suisse Group AG 07/07/20 278,000 112.36 312
317
CSC Holdings LLC 03/22/18 669,000 100.00 669
770
CSC Holdings LLC 07/01/19 727,000 102.24 743
806
Curo Group Holdings Corp. 10/03/19 621,000 88.43 549
495
CVR Energy, Inc. 01/10/20 1,032,000 99.40 1,025
924
CVR Energy, Inc. 01/10/20 711,000 99.87 710
649
Danone SA 10/24/19 277,000 101.20 280
292
Danske Bank A/S 10/24/19 266,000 103.54 275
280
DB Master Finance LLC 03/20/19 397,000 100.00 397
434
DB Master Finance LLC 03/20/19 198,500 100.00 198
210
DBUBS Mortgage Trust 04/23/20 160,000 90.19 144
137
DBWF Mortgage Trust 10/25/18 1,000,000 88.37 884
814

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 131
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
DCP Midstream Operating, LP 11/06/18 89,000 104.30 93
86
DCP Midstream Operating, LP 06/01/20 11,000 82.58 9
11
Dell International LLC / EMC Corp. 07/16/19 964,000 104.85 1,011
1,001
Delta Air Lines, Inc. 06/11/20 293,000 105.68 310
313
DKT Finance ApS 03/28/19 1,325,000 105.64 1,400
1,335
Dominican Republic Government International Bond 04/24/14 1,000,000 103.11 1,031
1,126
Dominican Republic Government International Bond 01/20/15 2,000,000 100.00 2,000
2,115
Domino's Pizza Master Issuer LLC 11/06/19 942,875 100.00 943
1,000
Dresdner Funding Trust I 10/17/16 220,000 115.87 255
308
Dryden Senior Loan Fund 10/05/18 500,000 98.91 495
442
Earnest Student Loan Program LLC 11/27/18 106,275 96.39 102
107
Ecuador Government International Bond 01/28/19 300,000 100.59 302
154
Edgewell Personal Care Co. 05/19/20 400,000 100.00 400
433
Egypt Government International Bond 03/02/15 3,000,000 100.58 3,017
2,748
Egypt Government International Bond 12/16/16 500,000 94.08 470
505
Egypt Government International Bond 04/05/19 750,000 105.32 790
742
Electricite de France SA 12/05/19 230,000 119.49 275
318
ELFI Graduate Loan Program 06/18/20 300,000 99.97 300
301
Ellington Financial, Inc. 11/05/19 843,501 100.00 843
847
EMD Finance LLC 09/25/18 183,000 98.81 181
189
Enel Finance International NV 09/24/18 202,000 108.16 218
279
Enel SpA 07/06/20 278,000 115.16 320
322
EnerSys 05/11/20 491,000 98.88 486
503
Eni SpA 12/05/19 250,000 111.80 280
291
Enova International, Inc. 10/04/17 305,000 100.43 306
276
Enova International, Inc. 10/24/19 285,000 93.27 266
257
EQM Midstream Partners, LP 06/16/20 163,000 100.00 163
173
ESH Hospitality, Inc. 09/10/19 584,000 99.62 582
562
Ethiopia Government International Bond 12/04/14 1,000,000 100.05 1,000
990
Exantas Capital Corp., Ltd. 04/04/19 290,000 100.00 290
269
Exeter Automobile Receivables Trust 06/02/20 650,000 99.99 650
658
Fannie Mae Connecticut Avenue Securities Trust 10/31/18 592,490 100.00 592
583
Fannie Mae Connecticut Avenue Securities Trust 01/24/20 562,932 100.84 568
555
Fannie Mae Connecticut Avenue Securities Trust 02/03/20 200,000 100.00 200
189
First Quantum Minerals, Ltd. 05/08/14 408,000 100.00 408
407
First Quantum Minerals, Ltd. 03/16/17 775,000 100.75 781
778
First Quantum Minerals, Ltd. 02/20/18 366,000 100.00 366
367
First Quantum Minerals, Ltd. 11/07/19 175,000 99.33 174
177
Five Point Operating Co., LP / Five Point Capital Corp. 10/03/19 522,000 101.20 528
504
Flagstar Mortgage Trust 10/24/18 483,482 103.41 500
493
Flagstar Mortgage Trust 06/03/19 384,957 103.08 397
400
Fontainebleau Florida Hotel LLC 11/22/19 180,000 98.64 178
156
Forestar Group, Inc. 10/03/19 457,000 106.86 488
490
Freddie Mac Structured Agency Credit Risk Debt Notes 10/19/18 1,000,000 99.90 999
952
Freddie Mac Structured Agency Credit Risk Debt Notes 07/21/20 200,000 100.00 200
198
Fresenius Medical Care US Finance II, Inc. 03/05/19 263,000 104.13 274
288
Gabon Government International Bond 10/22/14 500,000 102.99 515
490
Gates Global LLC / Gates Corp. 11/20/19 771,000 98.76 761
808
Gazprom PJSC Via Gaz Capital SA 01/02/19 211,000 102.49 216
226
GCI LLC 04/09/20 500,000 100.94 505
526
GE Capital Funding LLC 06/04/20 293,000 106.35 312
313
Geo Coal International Pte , Ltd. 12/06/19 555,000 71.45 397
245
Ghana Government International Bond 09/11/14 700,000 99.20 694
703
Ghana Government International Bond 10/07/15 250,000 100.00 250
299
Global Aircraft Leasing Co., Ltd. 07/26/19 1,300,000 100.19 1,303
809
Golden Nugget, Inc. 04/13/20 661,000 58.58 387
346
Goldman Sachs Mortgage Securities Trust 10/30/18 800,000 69.30 554
524
Goldman Sachs Mortgage Securities Trust 11/09/18 1,000,000 100.00 1,000
860
Goldman Sachs Mortgage Securities Trust 04/15/19 90,000 81.74 74
51
Goldman Sachs Mortgage Securities Trust 06/26/19 220,000 100.29 221
206
Goldman Sachs Mortgage Securities Trust 06/26/19 170 ,000 97.93 166
151
Goldman Sachs Mortgage Securities Trust 08/01/19 980,721 106.34 1,043
1,052
Goldman Sachs Mortgage Securities Trust 09/10/19 720,000 100.00 720
591
Goldman Sachs Mortgage Securities Trust 09/11/19 300,000 92.78 278
203
Goldman Sachs Mortgage Securities Trust 03/16/20 549,429 99.22 545
554
Graphic Packaging International LLC 02/21/20 370,000 100.00 370
376
GUSAP III, LP 07/08/20 317,000 98.95 314
322
Hadrian Merger Sub, Inc. 11/07/18 568,000 98.30 558
524

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
132 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Hawaii Hotel Trust 05/16/19 2,000,000 98.96 1,979
1,669
Helios Issuer LLC 10/26/18 930,394 99.98 930
984
Helios Issuer LLC 10/26/18 845,815 99.98 846
799
Helios Issuer LLC 06/15/20 495,442 99.99 495
506
High Ridge Brands Co. 03/17/17 970,000 100.00 970
29
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/10/19 362,000 90.67 328
343
Hilcorp Energy I, LP / Hilcorp Finance Co. 12/11/19 160,000 92.81 148
147
Hilcorp Energy I, LP / Hilcorp Finance Co. 03/02/20 41,000 84.15 35
39
HLF Financing Sarl LLC / Herbalife International, Inc. 04/17/19 280,000 102.99 288
294
Hologic , Inc. 06/24/20 505,000 101.47 512
518
Homeward Opportunities Fund I Trust 08/19/19 428,017 99.97 428
431
Houghton Mifflin Harcourt Publishers, Inc. 02/27/20 30,000 103.10 31
29
Howard Hughes Corp. (The) 06/05/19 283,000 99.76 282
286
Hudson Yards Mortgage Trust 12/02/19 130,000 89.47 116
109
Hutchison Whampoa International, Ltd. 02/04/20 220,000 103.53 228
231
ICBCIL Finance Co., Ltd. 07/06/20 296,000 108.03 320
321
IMT Trust 06/03/19 800,000 98.45 788
733
Intesa Sanpaolo SpA 10/14/16 707,000 94.33 669
744
Intesa Sanpaolo SpA 04/01/19 160,000 98.41 157
166
Intrado Corp. 12/13/17 684,000 98.61 674
578
Inversiones CMPC SA 09/24/18 218,000 100.81 220
227
IQVIA, Inc. 12/09/19 470,000 105.48 496
502
Iron Mountain, Inc. 06/17/20 261,000 100.00 261
274
Israel Electric Corp., Ltd 04/04/19 500,000 104.60 523
562
J.G. Wentworth XLII LLC 10/02/18 500,000 99.97 500
515
j2 Cloud Services LLC / j2 Cloud Co.-Obligor, Inc. 07/14/20 433,000 103.85 450
451
JBS Investments II GmbH 04/01/19 753,000 104.30 786
809
JBS Investments II GmbH 07/23/19 495,000 100.00 495
526
JBS USA LUX SA / JBS USA Finance, Inc. 02/01/18 1,043,000 100.00 1,043
1,166
JBS USA LUX SA / JBS USA Finance, Inc. 07/23/19 668,000 100.00 668
736
JBS USA LUX SA / JBS USA Finance, Inc. 06/24/20 505,000 101.92 515
518
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 04/01/19 1,383,000 101.37 1,402
1,566
Jefferies Finance LLC 12/12/17 380,000 101.89 387
349
JP Morgan Commercial Mortgage Securities Trust 10/04/18 1,000,000 85.75 858
775
JP Morgan Commercial Mortgage Securities Trust 11/01/18 1,000,000 96.55 965
895
JP Morgan Commercial Mortgage Securities Trust 01/23/19 1,216,628 99.30 1,208
996
JP Morgan Commercial Mortgage Securities Trust 03/26/19 330,000 101.36 334
311
JP Morgan Commercial Mortgage Securities Trust 04/23/19 950,000 95.93 911
732
JP Morgan Commercial Mortgage Securities Trust 04/24/19 320,000 92.37 296
219
JP Morgan Commercial Mortgage Securities Trust 06/27/19 320,000 100.00 320
298
JP Morgan Commercial Mortgage Securities Trust 09/11/19 340,000 105.46 359
320
JP Morgan Commercial Mortgage Securities Trust 09/12/19 500,000 94.72 474
361
JP Morgan Commercial Mortgage Securities Trust 09/12/19 1 10,000 87 . 85 97
74
JP Morgan Mortgage Trust 12/06/18 855,614 89.58 766
859
JP Morgan Mortgage Trust 01/18/19 295,128 99.95 295
305
JP Morgan Mortgage Trust 03/22/19 309,035 101.20 313
319
JP Morgan Mortgage Trust 07/12/19 490,493 109.53 537
511
JP Morgan Mortgage Trust 07/25/19 925,979 98.18 909
884
JP Morgan Mortgage Trust 01/24/20 787,507 102.21 805
810
JP Morgan Mortgage Trust 01/24/20 1, 000 , 000 10 4 . 54 1, 045
1,035
JP Morgan Mortgage Trust 01/28/20 474,011 101.85 483
492
JP Morgan Mortgage Trust 01/30/20 392,936 101.17 398
377
JP Morgan Mortgage Trust 07/15/20 691,680 104.12 720
720
JP Morgan Mortgage Trust 07/21/20 350,000 102.62 359
361
JP Morgan Mortgage Trust 07/21/20 350,000 108.16 379
376
KCA Deutag UK Finance PLC 03/23/18 200,000 100.00 200
92
KCA Deutag UK Finance PLC 06/04/18 900,000 101.80 916
416
Kenan Advantage Group, Inc. 06/28/17 2,285,000 100.01 2,285
2,079
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC 06/25/20 504,000 102.38 516
516
KKR Group Finance Co. II LLC 05/13/20 263,000 113.88 300
339
Korn Ferry 12/12/19 249,000 100.00 249
255
Kraft Heinz Foods Co. 03/30/20 711,000 121.11 856
962
Kraft Heinz Foods Co. 05/04/20 192,000 100.00 192
212
Kraft Heinz Foods Co. 05/04/20 300,000 100.00 300
323
Kraft Heinz Foods Co. 05/04/20 1,286,000 100.90 1,298
1,420
Ladder Capital Finance Holdings LLLP 08/06/18 228,000 95.43 218
210
Ladder Capital Finance Holdings LLLP 10/24/19 323,000 102.84 332
317
LBC Tank Terminals Holding Netherlands BV 08/08/17 750,000 102.82 771
751

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 133
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
LCM 28, Ltd. 10/16/18 500,000 100.00 500
471
LCM 30, Ltd. 03/28/19 250,000 100.00 250
240
LCPR Senior Secured Financing Designated Activity Co. 10/22/19 813,000 102.40 832
878
Live Nation Entertainment, Inc. 05/21/18 276,000 100.78 278
262
Live Nation Entertainment, Inc. 10/02/19 1,235,000 97.96 1,167
1,142
Lloyds Banking Group PLC 07/06/18 255,000 106.85 272
291
Lloyds Banking Group PLC 05/11/20 458,000 106.02 486
511
LPL Holdings, Inc. 06/15/17 1,018,000 103.73 1,056
1,059
LSTAR Commercial Mortgage Trust 09/13/19 600,000 96.81 581
441
Lukoil International Finance BV 09/24/18 208,000 103.44 215
226
LYB Finance Co. BV 02/15/19 125,000 117.80 147
169
Madison Park Funding XIV, Ltd. 10/12/18 500,000 100.00 500
477
Madison Park Funding XXXI, Ltd. 11/08/18 250,000 100.00 250
239
Marks & Spencer PLC 09/27/18 204,000 108.88 222
204
Marlette Funding Trust 11/06/18 1,000,000 99.98 1,000
1,001
Marlette Funding Trust 01/03/19 566,942 99.74 565
567
Marlette Funding Trust 04/24/19 500,000 99.98 500
501
MasTec , Inc. 07/21/20 214,000 100.00 214
224
Mattamy Group Corp. 04/29/20 627,000 89.21 559
636
Mauser Packaging Solutions Holding Co. 04/02/19 343,000 96.26 330
329
MEG Energy Corp. 01/16/20 800,000 93.05 744
712
Mello Mortgage Capital Acceptance 01/24/20 961,922 105.43 1,014
1,010
Merlin Entertainments, Ltd. 05/11/20 503,000 94.39 475
478
Midcontinent Communications / Midcontinent Finance Corp. 07/24/19 166,000 100.00 166
172
Midwest Connector Capital Co. LLC 08/01/19 178,000 101.40 180
178
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 548,000 100.35 550
567
Molina Healthcare, Inc. 05/28/20 183,000 100.00 183
194
Mondelez International Holdings Netherlands BV 10/24/19 281,000 99.98 281
286
Morgan Stanley Bank of America Merrill Lynch Trust 04/23/19 1,520,000 99.11 1,507
896
Morgan Stanley Bank of America Merrill Lynch Trust 08/01/19 250,000 93.44 234
197
Morgan Stanley Capital I Trust 06/05/19 377,000 86.70 327
257
Morgan Stanley Capital I Trust 06/20/19 260,000 95.99 250
102
Morocco Government International Bond 03/02/15 250,000 111.06 278
315
Mosaic Solar Loan Trust 11/27/18 251,213 98.32 247
253
Mosaic Solar Loan Trust 11/27/18 329,699 98.91 326
343
Mosaic Solar Loan Trust 06/12/20 492,964 99.98 493
496
Mozambique International Bond 12/20/13 1,279,000 88.52 1,132
1,086
MRCD Mortgage Trust 12/05/19 120,000 95.09 114
111
MRCD Mortgage Trust 12/05/19 220 ,000 9 3 . 42 206
201
Nabors Industries, Inc. 01/07/20 159,000 101.48 161
100
Nabors Industries, Inc. 01/07/20 103,000 101.66 105
65
Nestle Holdings, Inc. 03/04/19 150,000 100.31 150
154
Neuberger Berman CLO XXI, Ltd. 11/27/18 250,000 97.76 244
234
Neuberger Berman CLO XXII, Ltd. 03/20/19 500,000 98.29 491
483
New Residential Mortgage Loan Trust 03/13/19 637,715 99.99 638
647
NGPL PipeCo LLC 10/24/19 263,000 106.28 280
291
Nielsen Finance LLC / Nielsen Finance Co. 04/15/20 480,000 99.54 478
482
Nigeria Government International Bond 06/29/18 500,000 94.62 473
476
Northern Natural Gas Co. 10/02/19 162,000 117.10 190
201
Northwest Acquisitions ULC / Dominion Finco , Inc. 10/06/17 1,070,000 101.30 1,084
13
Novelis Corp. 01/13/20 223,000 100.00 223
233
Oaktree CLO, Ltd. 04/12/19 385,000 100.00 385
365
Octagon Loan Funding, Ltd. 03/27/19 250,000 98.14 245
235
OHA Credit Partners XIV, Ltd. 03/22/19 500,000 96.89 484
474
Onslow Bay Financial LLC 01/15/20 562,219 101.80 572
578
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA 01/16/20 123,000 100.00 123
129
Oscar US Funding XI LLC 07/17/19 850,000 99.98 850
881
Oschadbank Via SSB #1 PLC 09/02/15 362,500 67.76 246
368
Outfront Media Capital LLC / Outfront Media Capital Corp. 05/13/20 317,000 100.00 317
322
Outfront Media Capital LLC / Outfront Media Capital Corp. 07/23/20 146,000 93.44 136
137
Owens-Brockway Glass Container, Inc. 06/25/20 485,000 104.04 505
512
Palmer Square Loan Funding, Ltd. 11/27/18 400,000 95.62 382
366
Par Pharmaceutical, Inc. 03/14/19 568,000 100.00 568
604
Paraguay Government International Bond 08/04/14 551,000 100.00 551
742
Parkland Fuel Corp. 06/25/19 598,000 103.57 619
634
Parkland Fuel Corp. 09/03/19 267,000 104.94 280
283
PBF Holding Co. LLC / PBF Finance Corp. 01/16/20 1,306,000 89.68 1,171
1,051
PBF Holding Co. LLC / PBF Finance Corp. 05/07/20 177,000 100.00 177
198

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
134 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Peabody Energy Corp. 09/17/18 1,152,000 100.48 1,158
755
Peabody Energy Corp. 10/04/18 764,000 97.93 748
382
Performance Food Group, Inc. 04/06/18 276,000 100.85 278
278
Pertamina Persero PT 03/16/20 1,100,000 81.48 896
1,164
Petroleos Mexicanos 03/05/20 1,050,000 86.55 909
868
Pilgrim's Pride Corp. 09/26/17 904,000 103.49 932
956
Post Holdings, Inc. 03/09/18 299,000 98.85 296
318
Post Holdings, Inc. 10/24/19 193,000 105.64 204
212
Prima Capital CRE Securitization, Ltd. 05/24/19 480,000 95.16 457
414
Prime Security Services Borrower LLC / Prime Finance, Inc. 01/16/20 609,000 97.58 594
635
Provincia de Buenos Aires 02/08/17 300,000 98.90 297
130
PSMC 01/24/20 855,671 102.20 874
876
Radiology Partners, Inc. 01/24/20 249,000 100.47 250
250
Rattler Midstream, LP 07/09/20 458,000 100.00 458
483
Raytheon Technologies Corp. 06/08/20 278,000 102.90 286
287
RCKT Mortgage Trust 02/06/20 759,153 100.72 765
774
ReadyCap Commercial Mortgage Trust 11/01/19 270,000 102.25 276
178
Realogy Group LLC / Realogy Co-Issuer Corp. 08/22/19 536,000 95.73 513
548
Resideo Funding, Inc. 10/25/19 1,150,000 100.65 1,157
1,173
Rockies Express Pipeline LLC 05/06/20 650,000 90.91 591
615
SABIC Capital II BV 04/07/20 217,000 100.73 219
234
Santander UK PLC 05/01/19 148,000 103.11 153
162
Saudi Arabian Oil Co. 04/09/19 200,000 98.58 197
251
Saudi Arabian Oil Co. 04/07/20 281,000 98.69 277
296
Saudi Government International Bond 03/09/20 600,000 92.37 554
691
Scientific Games International, Inc. 05/20/20 40,000 85.36 34
40
Scientific Games International, Inc. 05/20/20 221,000 90.39 200
219
Scientific Games International, Inc. 05/22/20 203,000 84.44 171
186
Scientific Games International, Inc. 06/17/20 150,000 99.83 150
150
SCOF-2, Ltd. 09/27/18 500,000 100.00 500
489
Sealed Air Corp. 10/26/16 200,000 107.25 214
243
Sealed Air Corp. 10/24/19 498,000 106.59 531
548
Sequoia Mortgage Trust 01/09/19 174,151 100.18 174
180
Sequoia Mortgage Trust 09/17/19 652,932 101.87 665
674
Sequoia Mortgage Trust 10/08/19 326,488 101.43 331
339
Sequoia Mortgage Trust 11/14/19 800,000 103.52 828
841
SESI LLC 06/17/19 341,000 86.91 296
136
Shelter Growth CRE Issuer, Ltd. 09/12/19 144,000 100.65 145
139
Siemens Financieringsmaatschappij NV 10/24/19 274,000 101.69 279
287
Signature Aviation US Holdings, Inc. 10/29/19 797,000 99.79 795
753
Silver Creek CLO, Ltd. 08/06/19 250,000 99.43 249
243
Simmons Foods, Inc. 10/28/19 992,000 98.48 977
997
Sirius XM Radio, Inc. 05/07/20 475,000 100.78 479
484
Sky, Ltd. 01/03/20 263,000 106.60 280
296
SMB Private Education Loan Trust 06/11/20 750,000 98.37 738
749
Societe Generale SA 02/05/20 266,000 107.74 287
291
SoFi Alternative Trust 12/18/19 880,371 100.49 885
892
SoFi Consumer Loan Program LLC 10/25/18 1,000,000 99.13 991
1,016
SoFi Consumer Loan Program Trust 11/05/18 1,000,000 99.97 1,000
944
SoFi Consumer Loan Program Trust 11/27/18 400,000 98.46 394
395
SoFi Consumer Loan Program Trust 11/27/18 425,000 99.71 424
408
SoFi Consumer Loan Program Trust 02/12/19 500,000 99.97 500
503
SoFi Consumer Loan Program Trust 11/07/19 250,000 101.77 254
257
SoFi Consumer Loan Program Trust 11/07/19 300,000 102.12 306
303
SoFi Professional Loan Program LLC 10/30/18 400,000 95.05 380
412
SoFi Professional Loan Program LLC 10/30/18 500,000 95.48 477
521
SoFi Professional Loan Program LLC 11/27/18 424,000 97.10 412
429
SoFi Professional Loan Program LLC 11/27/18 425,000 98.89 420
447
SoFi Professional Loan Program LLC 03/26/19 600,000 99.98 600
622
SoFi Professional Loan Program LLC 08/06/19 1,000,000 99.96 1,000
1,032
SoFi Professional Loan Program LLC 05/15/20 128,461 100.77 129
130
SoFi Professional Loan Program LLC 05/19/20 650,000 104.09 677
684
SoFi Professional Loan Program Trust 03/15/19 850,000 100.39 853
888
SoFi Professional Loan Program Trust 05/14/20 600,000 99.93 600
612
Solar Star Funding LLC 04/07/20 239,100 112.35 269
276
SolarCity Corp. 10/26/18 1,000,000 100.27 1,003
781
Solera LLC / Solera Finance, Inc. 02/26/20 517,000 101.86 527
547
Sonic Capital LLC 01/15/20 547,708 100.00 548
583

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 135
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Sri Lanka Government International Bond 08/02/19 500,000 99.88 499
368
Standard Chartered PLC 10/14/16 215,000 110.25 237
243
Standard Chartered PLC 10/01/19 174,000 106.44 185
191
Starwood Mortgage Residential Trust 07/02/19 566,015 99.99 566
555
State Bank of India 01/06/20 262,000 106.99 280
287
Stericycle, Inc. 10/24/19 505,000 103.62 523
532
SunCoke Energy Partners, LP / SunCoke Energy Partners Finance Corp. 05/19/17 1,402,000 97.32 1,370
1,290
Suncor Energy Ventures Corp. 03/09/18 285,000 113.04 322
313
Suncor Energy Ventures Corp. 03/01/19 81,000 100.70 82
82
Sunrun Xanadu Issuer 05/31/19 547,286 99.99 547
540
Symphony CLO XIV, Ltd. 10/04/19 500,000 100.00 500
488
Symphony CLO XIX, Ltd. 03/21/19 500,000 96.35 482
474
Tallgrass Energy Partners, LP 09/03/19 321,000 99.50 319
309
Tallgrass Energy Partners, LP 10/24/19 220,000 99.81 220
211
Taylor Morrison Communities, Inc. 07/08/20 350,000 100.00 350
382
Team Health Holdings, Inc. 02/07/19 355,000 84.64 300
206
Telecom Italia Capital SA 12/06/19 544,000 106.64 580
608
Tenet Healthcare Corp. 08/12/19 500,000 100.00 500
523
Tenet Healthcare Corp. 08/12/19 203,000 100.00 203
216
Terraform Global Operating LLC 04/16/20 483,000 100.00 483
488
Terrier Media Buyer, Inc. 12/12/19 668,000 97.90 654
685
Tesla Auto Lease Trust 07/30/20 550,000 100.00 550
550
Tesla, Inc. 10/03/19 532,000 90.13 479
551
Texas Eastern Transmission, LP 12/05/19 271,000 103.32 280
296
T-Mobile USA, Inc. 04/24/20 279,000 105.14 293
308
Tms International Holding Corp. 08/09/17 806,000 100.00 806
669
Townsquare Media, Inc. 08/13/19 900,000 98.74 889
805
TransDigm , Inc. 03/26/20 869,000 100.25 871
917
TransDigm , Inc. 04/02/20 245,000 100.00 245
266
Trident TPI Holdings, Inc. 12/13/19 673,000 100.31 675
714
TriMas Corp. 03/06/20 559,000 101.43 567
572
Triumph Group, Inc. 09/09/19 704,000 101.67 716
621
Trust Fibra Uno 10/01/19 337,000 98.40 332
341
Uber Technologies, Inc. 09/03/19 493,000 103.10 508
511
UBS Bank of America Merrill Lynch Mortgage Trust 11/06/18 1,500,000 91.65 1,375
1,286
UBS Group Funding Jersey, Ltd. 07/07/20 280,000 114.33 320
323
UBS-Barclays Commercial Mortgage Trust 02/14/20 80,000 101.29 81
38
UBS-Barclays Commercial Mortgage Trust 02/14/20 140 ,000 92.96 130
59
Ukraine Government International Bond 04/23/15 195,000 36.36 71
171
Ukreximbank Via Biz Finance PLC 03/12/15 3,033,500 79.44 2,410
3,004
Ukreximbank Via Biz Finance PLC 04/13/15 617,000 70.34 434
634
UniCredit SpA 05/08/20 446,000 106.05 473
519
UniCredit SpA 06/10/20 289,000 105.14 304
307
Uniti Group, LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 02/22/18 667,000 93.87 626
629
Univision Communications, Inc. 06/04/20 353,000 100.00 353
354
Upjohn, Inc. 07/07/20 310,000 104.75 325
331
US Foods, Inc. 06/25/20 522,000 98.27 513
521
Vector Group, Ltd. 09/03/19 441,000 98.85 436
438
Venture XX CLO, Ltd. 11/27/18 250,000 99.49 249
238
Veritas US, Inc. / Veritas Bermuda, Ltd. 11/10/17 2,452,000 98.31 2,411
2,244
Vermilion Energy, Inc. 07/22/19 635,000 97.58 620
532
Verus Securitization Trust 11/02/18 1,000,000 99.99 1,000
935
Verus Securitization Trust 02/22/19 591,291 99.99 591
589
Verus Securitization Trust 07/15/19 830,067 100.14 831
843
ViaSat , Inc. 03/26/20 700,000 95.02 665
705
ViaSat , Inc. 06/17/20 300,000 100.00 300
308
VICI Properties, Inc. 01/24/20 665,000 102.13 690
700
Virgin Media Secured Finance PLC 06/25/19 400,000 101.75 407
436
Vistra Operations Co. LLC 06/06/19 488,000 100.00 488
521
Vistra Operations Co. LLC 10/24/19 274,000 102.12 280
288
Vistra Operations Co. LLC 06/25/20 489,000 102.79 503
515
Warrior Met Coal, Inc. 10/24/19 1,427,000 102.06 1,457
1,467
Wells Fargo Commercial Mortgage Trust 03/21/19 390,000 84.54 330
257
Wells Fargo Commercial Mortgage Trust 03/26/19 230,000 83.40 192
149
Wells Fargo Commercial Mortgage Trust 06/28/19 270,000 82.56 223
158
Wells Fargo Commercial Mortgage Trust 07/29/19 510,000 102.10 521
393
Wells Fargo Commercial Mortgage Trust 11/08/19 710,000 83.56 593
446
Wells Fargo Mortgage Backed Securities Trust 02/14/20 87,905 100.86 89
89

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
136 Opportunistic Credit Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Wells Fargo Re-REMIC Trust 10/16/19 210,000 88.82 187
182
Welltec A/S 11/17/17 500,000 99.49 497
450
Wendy's Funding LLC 03/26/19 487,500 98.91 482
517
WESCO Distribution, Inc. 05/29/20 212,000 100.00 212
233
WESCO Distribution, Inc. 05/29/20 219,000 99.25 217
239
West Street Merger Sub, Inc. 03/12/18 296,000 99.07 293
300
WFRBS Commercial Mortgage Trust 05/14/19 940,000 82.10 772
707
WFRBS Commercial Mortgage Trust 05/14/19 330 ,000 8 6 . 59 286
238
WFRBS Commercial Mortgage Trust 08/01/19 530,000 100.50 533
382
WFRBS Commercial Mortgage Trust 08/15/19 740,000 100.23 742
655
Williams Scotsman International, Inc. 08/22/19 300,000 103.53 311
310
Wingstop Funding LLC 11/06/18 990,000 100.00 990
1,016
Woolworths Group, Ltd. 09/25/18 217,000 100.50 218
222
Wynn Macau, Ltd. 12/10/19 418,000 100.00 418
408
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 04/07/20 461,000 100.64 464
484
XPO Logistics, Inc. 04/23/20 772,000 101.10 780
836
ZF NA Capital, Inc. 05/04/20 431,000 93.53 403
455
240,814
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 137
Variable Rate Securities
Securities Referenced Rate Spread %
Apidos CLO XI USD 3 Month LIBOR 2.500
Apidos CLO XXXI USD 3 Month LIBOR 2.550
Apollo Management Holdings, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.266
Ascendas Real Estate Investment Trust USD 1 Month LIBOR 2.650
Babson CLO, Ltd. USD 3 Month LIBOR 3.450
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 6.362
Banco do Brasil SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 7.327
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of Montreal
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.979
Barclays Bank PLC USD 3 Month LIBOR 1.550
Barings CLO, Ltd. USD 3 Month LIBOR 2.700
BDS, Ltd. USD 1 Month LIBOR 2.500
Benefit Street Partners CLO IV, Ltd. USD 3 Month LIBOR 2.650
BlueMountain CLO, Ltd. USD 3 Month LIBOR 2.200
Bowman Park CLO, Ltd. USD 3 Month LIBOR 5.400
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 2.100
Carlyle Global Market Strategies CLO, Ltd. USD 3 Month LIBOR 4.350
Cedar Funding V CLO, Ltd. USD 3 Month LIBOR 2.100
Chalco Hong Kong Investment Co., Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 7.931
CIFC Funding, Ltd. USD 3 Month LIBOR 2.450
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Deutsche Bank AG USD ICE Swap Rate NY 5 Year Rate 2.553
Dryden Senior Loan Fund USD 3 Month LIBOR 2.600
E*Trade Financial Corp. USD 3 Month LIBOR 4.435
Emirates NBD Bank PJSC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 6 Year Rate 3.656
Enel SpA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.880
Exantas Capital Corp., Ltd. USD 1 Month LIBOR 2.700
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200
Fannie Mae Connecticut Avenue Securities Trust USD 1 Month LIBOR 2.400
Fannie Mae Connecticut Avenue Securities Trust USD 1 Month LIBOR 2.100
Fannie Mae Connecticut Avenue Securities Trust USD 1 Month LIBOR 2.000
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.750
Franshion Brilliant, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.859
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.800
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.650
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.600
Goldman Sachs Mortgage Securities Trust USD 1 Month LIBOR 2.550
Hawaii Hotel Trust USD 1 Month LIBOR 2.750

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
138 Opportunistic Credit Fund
Variable Rate Securities
Securities Referenced Rate Spread %
HSBC Holdings PLC USD 3 Month LIBOR 1.546
Industrial & Commercial Bank of China, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.135
JP Morgan Commercial Mortgage Securities Trust USD 1 Month LIBOR 2.160
Lanai Holdings III, Inc. USD 3 Month LIBOR 10.500
LCM 28, Ltd. USD 3 Month LIBOR 2.150
LCM 30, Ltd. USD 3 Month LIBOR 2.600
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Lloyds Banking Group PLC USD 3 Month LIBOR 1.495
Madison Park Funding XIV, Ltd. USD 3 Month LIBOR 2.200
Madison Park Funding XXXI, Ltd. USD 3 Month LIBOR 2.150
Natwest Group PLC USD 3 Month LIBOR 2.500
Naviera Armas SA 3 Month EURIBOR 4.250
Naviera Armas SA 3 Month EURIBOR 6.500
Neuberger Berman CLO XXI, Ltd. USD 3 Month LIBOR 2.400
Neuberger Berman CLO XXII, Ltd. USD 3 Month LIBOR 2.200
Oaktree CLO, Ltd. USD 3 Month LIBOR 2.800
Occidental Petroleum Corp. USD 3 Month LIBOR 1.450
Octagon Loan Funding, Ltd. USD 3 Month LIBOR 2.200
OHA Credit Partners XIV, Ltd. USD 3 Month LIBOR 1.800
Oschadbank Via SSB #1 PLC USD 6 Month LIBOR 6.875
Palmer Square Loan Funding, Ltd. USD 3 Month LIBOR 3.950
Prudential Financial, Inc. USD 3 Month LIBOR 3.920
RBS Capital Trust II USD 3 Month LIBOR 1.943
Santander UK Group Holdings PLC USD 3 Month LIBOR 1.080
SCOF-2, Ltd. USD 3 Month LIBOR 2.260
Shelter Growth CRE Issuer, Ltd. USD 1 Month LIBOR 3.000
Silver Creek CLO, Ltd. USD 3 Month LIBOR 2.300
Standard Chartered PLC USD 3 Month LIBOR 1.460
State Bank of India
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
Symphony CLO XIV, Ltd. USD 3 Month LIBOR 3.100
Symphony CLO XIX, Ltd. USD 3 Month LIBOR 1.750
Synovus Financial Corp.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.379
Takko Luxembourg 2 SCA 3 Month EURIBOR 5.375
Ukreximbank Via Biz Finance PLC USD 6 Month LIBOR 7.000
UniCredit SpA USD ICE Swap Rate NY 5 Year Rate 4.914
Venture XX CLO, Ltd. USD 3 Month LIBOR 1.900
Verisure Holding AB 3 Month EURIBOR 5.000
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya Financial, Inc. USD 3 Month LIBOR 2.084
VTB Bank
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 8.067
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 0.840
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 139
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 656 AUD 98,041 09/20
659
Euro- Bobl Futures 8 EUR 1,082 09/20
7
Euro-Bund Futures 6 EUR 1,065 09/20
18
Euro-Schatz Futures 30 EUR 3,365 09/20
3
Long Gilt Futures 54 GBP 7,482 09/20
95
United States 2 Year Treasury Note Futures 25 USD 5,525 09/20
5
United States 5 Year Treasury Note Futures 60 USD 7,567 09/20
38
United States 10 Year Treasury Note Futures 613 USD 85,868 09/20
820
United States 10 Year Ultra Treasury Note Futures 70 USD 11,148 09/20
179
United States Treasury Long Bond Futures 39 USD 7,109 09/20
174
United States Treasury Ultra Bond Futures 53 USD 12,067 09/20
438
Short Positions
Canadian 10 Year Government Bond Futures 236 CAD 36,509 09/20
(255)
Euro-Bund Futures 316 EUR 56,096 09/20
(915)
United States 2 Year Treasury Note Futures 105 USD 23,203 09/20
(23)
United States 5 Year Treasury Note Futures 92 USD 11,604 09/20
(59)
United States 10 Year Treasury Note Futures 78 USD 10,926 09/20
(91)
United States 10 Year Ultra Treasury Note Futures 72 USD 11,466 09/20
(174)
United States Treasury Long Bond Futures 55 USD 10,025 09/20
(234)
United States Treasury Ultra Bond Futures 8 USD 1,822 09/20
(91)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
594
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 6,106 AUD 8,908 08/24/20 258
Bank of America USD 5 CHF 5 08/25/20 —
Bank of America USD 12 EUR 10 08/25/20 —
Bank of America USD 412 EUR 356 08/25/20 7
Bank of America USD 980 GBP 751 08/03/20 2
Bank of America USD 6 GBP 5 08/25/20 —
Bank of America USD 123 GBP 96 08/25/20 3
Bank of America USD 246 GBP 193 08/25/20 7
Bank of America USD 495 GBP 388 08/25/20 13
Bank of America USD 49 MXN 1,135 08/24/20 2
Bank of America USD 65 MXN 1,482 08/24/20 1
Bank of America USD 2,363 MXN 56,651 08/24/20 176
Bank of America USD 387 NOK 3,541 08/24/20 2
Bank of America USD 8 PEN 27 08/24/20 —
Bank of America USD 43 RUB 3,049 08/24/20 (2)
Bank of America USD 5,670 RUB 417,882 08/24/20 (55)
Bank of America USD 76 SGD 106 08/24/20 1
Bank of America USD 31 TRY 216 08/24/20 (1)
Bank of America USD 147 TRY 1,016 08/24/20 (4)
Bank of America USD 205 TRY 1,458 08/24/20 —
Bank of America USD 5,556 TRY 39,554 08/24/20 (2)
Bank of America USD 10 ZAR 176 08/24/20 —
Bank of America USD 45 ZAR 782 08/24/20 1
Bank of America USD 3,314 ZAR 61,535 08/24/20 278
Bank of America AUD 21,359 USD 15,229 08/24/20 (31)
Bank of America EUR 93 USD 110 08/25/20 —
Bank of America EUR 16,022 USD 18,297 08/25/20 (586)
Bank of America GBP 751 USD 981 08/25/20 (2)
Bank of America MXN 1,039 USD 47 08/24/20 —
Bank of America MXN 3,450 USD 157 08/24/20 3
Bank of America NOK 84,722 USD 8,738 08/24/20 (571)

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
140 Opportunistic Credit Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America PEN 215 USD 61 08/24/20 —
Bank of America PEN 613 USD 178 08/24/20 4
Bank of America PEN 11,452 USD 3,333 08/24/20 93
Bank of America RUB 859 USD 12 08/24/20 1
Bank of America RUB 9,030 USD 131 08/24/20 9
Bank of America SGD 34 USD 24 08/24/20 —
Bank of America SGD 95 USD 69 08/24/20 —
Bank of America SGD 295 USD 212 08/24/20 (2)
Bank of America SGD 8,038 USD 5,666 08/24/20 (184)
Bank of America TRY 96 USD 14 08/24/20 —
Bank of America ZAR 1,271 USD 75 08/24/20 1
Bank of America ZAR 2,200 USD 130 08/24/20 2
Citigroup USD 196 CHF 179 08/24/20 (1)
Citigroup USD 3,546 EUR 3,005 08/24/20 (5)
Citigroup USD 9,067 EUR 8,045 08/24/20 413
Citigroup USD 9,406 GBP 7,472 08/24/20 375
Citigroup USD 105 KRW 126,682 08/24/20 1
Citigroup USD 62 NZD 97 08/24/20 2
Citigroup USD 6,067 NZD 9,427 08/24/20 185
Citigroup USD 9 PHP 474 08/24/20 —
Citigroup USD 8 TWD 244 08/24/20 —
Citigroup USD 34 TWD 1,002 08/24/20 —
Citigroup CHF 160 USD 168 08/24/20 (6)
Citigroup CHF 13,921 USD 14,667 08/24/20 (564)
Citigroup EUR 1,168 USD 1,316 08/24/20 (61)
Citigroup GBP 1,608 USD 1,973 08/24/20 (132)
Citigroup GBP 2,994 USD 3,905 08/24/20 (15)
Citigroup KRW 57,248 USD 48 08/24/20 —
Citigroup KRW 284,437 USD 237 08/24/20 (1)
Citigroup KRW 6,935,885 USD 5,658 08/24/20 (146)
Citigroup NZD 153 USD 102 08/24/20 —
Citigroup PHP 121 USD 2 08/24/20 —
Citigroup PHP 7,415 USD 148 08/24/20 (3)
Citigroup PHP 167,573 USD 3,273 08/24/20 (136)
Citigroup TRY 20,000 USD 2,849 09/16/20 79
Citigroup TWD 3,693 USD 125 08/24/20 —
Citigroup TWD 69,719 USD 2,353 08/24/20 (24)
JPMorgan Chase USD 221 CHF 201 08/03/20 (1)
JPMorgan Chase USD 294 EUR 249 08/25/20 (1)
JPMorgan Chase USD 344 GBP 261 08/25/20 (1)
JPMorgan Chase CHF 201 USD 221 08/25/20 1
JPMorgan Chase EUR 249 USD 294 08/03/20 1
JPMorgan Chase EUR 88 USD 104 08/25/20 —
JPMorgan Chase GBP 261 USD 344 08/03/20 1
JPMorgan Chase GBP 204 USD 265 08/25/20 (3)
JPMorgan Chase GBP 246 USD 313 08/25/20 (8)
JPMorgan Chase GBP 10,896 USD 13,761 08/25/20 (503)
Royal Bank of Canada USD 6,239 CAD 8,386 08/24/20 22
Royal Bank of Canada USD 14,769 CAD 20,083 08/24/20 225
Royal Bank of Canada CAD 8,165 USD 5,961 08/24/20 (135)
Royal Bank of Canada TRY 20,000 USD 2,851 09/16/20 81
State Street USD 234 BRL 1,275 08/24/20 10
State Street USD 3,415 BRL 19,749 08/24/20 369
State Street USD 36 CLP 27,823 08/24/20 1
State Street USD 99 CLP 74,807 08/24/20 (1)
State Street USD — COP 1,786 08/24/20 —
State Street USD 52 COP 196,395 08/24/20 —
State Street USD 133 COP 506,878 08/24/20 2
State Street USD 3,285 COP 13,021,761 08/24/20 198
State Street USD 22 CZK 519 08/24/20 1
State Street USD 62 CZK 1,453 08/24/20 3
State Street USD 106 CZK 2,358 08/24/20 —
State Street USD 30 HKD 236 08/24/20 —

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 141
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street USD 1 IDR 20,700 08/24/20 —
State Street USD 32 IDR 464,795 08/24/20 —
State Street USD 108 IDR 1,600,505 08/24/20 —
State Street USD 2,278 IDR 34,738,188 08/24/20 77
State Street USD 25 INR 1,908 08/24/20 —
State Street USD 132 INR 10,036 08/24/20 2
State Street USD 2,295 INR 176,118 08/24/20 51
State Street USD 1,484 JPY 155,830 08/24/20 (12)
State Street USD 14,366 JPY 1,546,325 08/24/20 246
State Street USD 392 RUB 28,934 08/24/20 (3)
State Street BRL 132 USD 25 08/24/20 —
State Street BRL 177 USD 34 08/24/20 —
State Street BRL 2,268 USD 457 08/24/20 23
State Street CLP 26,467 USD 33 08/24/20 (2)
State Street CLP 72,599 USD 88 08/24/20 (8)
State Street CLP 1,914,579 USD 2,321 08/24/20 (209)
State Street COP 469,060 USD 130 08/24/20 4
State Street CZK 1,004 USD 42 08/24/20 (3)
State Street CZK 59,235 USD 2,315 08/24/20 (344)
State Street EUR 4,380 USD 5,016 08/17/20 (146)
State Street HKD 30 USD 4 08/24/20 —
State Street HKD 576 USD 74 08/24/20 —
State Street HKD 1,428 USD 184 08/24/20 —
State Street HKD 25,840 USD 3,331 08/24/20 (4)
State Street IDR 541,002 USD 38 08/24/20 1
State Street INR 114 USD 2 08/24/20 —
State Street INR 1,108 USD 14 08/24/20 —
State Street JPY 2,123,300 USD 19,799 08/24/20 (263)
State Street KRW 105,445 USD 88 08/24/20 —
State Street PEN 283 USD 81 08/24/20 1
State Street PHP 807 USD 16 08/24/20 —
State Street TWD 930 USD 32 08/24/20 —
Toronto Dominion Bank GBP 1,296 USD 1,637 08/17/20 (59)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(1,001)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Morgan Stanley
Sell
USD 8,075 1.000%
(2)
06/20/25
(761) 424 (337)
CDX NA High Yield Index Morgan Stanley
Sell
USD 14,100 5.000%
(2)
06/20/25
(814) 1,215 401
CDX NA Investment Grade
Index Goldman Sachs
Sell
USD 55,800 1.000%
(2)
06/20/25
288 533 821
CDX NA Investment Grade
Index Morgan Stanley
Sell
USD 3,800 1.000%
(2)
06/20/25
(30) 86 56
Markit iTraxx Europe Morgan Stanley
Sell
EUR 4,000 5.000%
(2)
06/20/25
(31) 285 254
Total Open Credit Indices Contracts (å) (1,348) 2,543 1,195

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
142 Opportunistic Credit Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Fixed Income Investments
Asset-Backed Securities $ — $ 29,083 $ 104
$ —
$ 29,187
Corporate Bonds and Notes — 218, 036 —
—
218, 036
International Debt — 166, 994 —
—
166, 994
Loan Agreements — 2,379 40
—
2,419
Mortgage-Backed Securities — 68,791 —
—
68,791
Non-US Bonds — 35,942 —
—
35,942
Common Stocks
Consumer Discretionary — — —
—
—
Materials and Processing — — 2,974
—
2,974
Producer Durables — — 1,461
—
1,461
Technology — — —
—
—
Utilities — 187 —
—
187
Preferred Stocks — — 2,511
—
2,511
Warrants and Rights — — —
—
—
Short-Term Investments — 10,721 7
33,622
44,350
Total Investments — 532,133 7,097 33,622 572,852
Other Financial Instruments
Assets
Futures Contracts 2,436 — — — 2,436
Foreign Currency Exchange Contracts 5 3,23 4 — — 3,2 39
Credit Default Swap Contracts — 1,532 — — 1,532
Liabilities
Futures Contracts (1,842) — — — (1,842)
Foreign Currency Exchange Contracts (1) (4,239) — — (4,240)
Credit Default Swap Contracts — (337) — — (337)
Total Other Financial Instruments
*
$ 598 $ 19 0 $ — $ — $ 78 8
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.
Quantitative Information about Level 3 Fair Value Measurements
The significant inputs used in determining the fair value levels of Level 3 securities were as follows:
Category and Subcategory Valuation Technique(s) Unobservable Input(s) Input/Range(s) Weighted Average Fair Value ($)
Long-Term Fixed Income
Investments
United States Other* $ 144

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 143
Common Stock
United States Discounted cash flow*** Discount rate** 11.7% - 15.2% 14.1% 4,281
Market approach*** EBITDA multiple**** 8.0x - 9.5x 9.04x
United States Other* 154
Preferred Stock
United States Market approach*** EBITDA multiple**** 9.4x 2,511
Discount to guideline
comparables 19.8%
Short-Term Investments
United States Other* 7
Total Investments $ 7,097
*    Level 3 investments with a listed Valuation Technique of "Other" for the period ended July 31, 2020 were less than 1% of net assets.
**  The discount rates were determined by calculating the weighted average cost of capital for the companies.
***  A 50%/50% weighted average was applied to the Market approach and Discounted cash flow.
****   A relative value analysis of comparable publicly traded companies was used to derive the last twelve months EBIDTA multiple.
A reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining a value for the period ended July 31, 2020 were as follows:
Category and Subcategory
Beginning
Balance
11/1/2019
Gross
Purchases
Gross
Sales
Accrued
Discounts/
(Premiums)
Realized
Gain (Loss)
Net
Transfers
into Level
3
Net
Transfers
out of
Level 3
Net Change
in Unrealized
Appreciation/
(Depreciation)
Ending
Balance of
7/31/2020
Net Change
in Unrealized
Appreciation/
(Depreciation)
on Investments
held as of
7/31/2020
Long-Term Fixed Income
Investments
Asset-Backed Securities $ 127 $ — $ — $ — $ — $ — $ — $ (23) $ 104 $ (23)
Loan Agreements 1,463 — 1,136 — — 20 251 (56) 40 (56)
Common Stock
Materials and Processing 3,332 — — — — — — (358) 2,974 (358)
Producer Durables 1,682 — — — — — — (221) 1,461 (221)
Preferred Stock 2,554 — — — — — — (43) 2,511 (43)
Short-Term Investments 151 — 131 — — — 20 7 7 7
Total Investments
$ 9,309 $ — $ 1,267 $ — $ — $ 20 $ 271 $ (694) $ 7,097 $ (694)
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
3,457
Australia .................................................................................
222
Austria ....................................................................................
1,335
Azerbaijan ..............................................................................
818
Bahrain ...................................................................................
2,462
Belarus ....................................................................................
676
Belgium ..................................................................................
378
Bermuda .................................................................................
327
Brazil ......................................................................................
3,906
Canada ....................................................................................
13,655
Cayman Islands .......................................................................
4,468
Chile .......................................................................................
3,092
China ......................................................................................
605
Colombia .................................................................................
4,345
Costa Rica ...............................................................................
2,640

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
144 Opportunistic Credit Fund
Amounts in thousands
Country Exposure
Fair Value
$
Czech Republic .......................................................................
484
Denmark .................................................................................
3,622
Dominican Republic ...............................................................
3,240
Ecuador ..................................................................................
1,157
Egypt ......................................................................................
4,242
El Salvador .............................................................................
1,800
Ethiopia ..................................................................................
990
Finland ...................................................................................
326
France .....................................................................................
3,690
Gabon .....................................................................................
490
Georgia ...................................................................................
562
Germany .................................................................................
6,443
Ghana .....................................................................................
1,002
Guernsey .................................................................................
321
Honduras ................................................................................
547
Hong Kong ..............................................................................
754
India .......................................................................................
1,643
Indonesia ................................................................................
5,642
Iraq .........................................................................................
870
Ireland ....................................................................................
4,840
Israel .......................................................................................
562
Italy ........................................................................................
3,273
Japan ......................................................................................
1,495
Jersey ......................................................................................
4,416
Jordan .....................................................................................
1,247
Kazakhstan .............................................................................
456
Kenya ......................................................................................
1,210
Lebanon ..................................................................................
430
Liberia ....................................................................................
718
Luxembourg ............................................................................
8,151
Malaysia ..................................................................................
782
Marshall Islands .....................................................................
470
Mexico ....................................................................................
12,369
Mongolia .................................................................................
354
Morocco ..................................................................................
921
Mozambique ............................................................................
1,086
Netherlands ............................................................................
8,866
Nigeria ....................................................................................
1,489
Norway ....................................................................................
285
Oman ......................................................................................
2,006
Pakistan ..................................................................................
2,582
Panama ...................................................................................
600
Paraguay .................................................................................
742
Peru ........................................................................................
1,234
Philippines ..............................................................................
991
Puerto Rico .............................................................................
418
Qatar .......................................................................................
428
Russia .....................................................................................
1,273
Saudi Arabia ...........................................................................
4,557
Senegal ...................................................................................
238
Singapore ................................................................................
245
South Africa ............................................................................
5,164
Spain .......................................................................................
767
Sri Lanka ................................................................................
1,640

Russell Investment Company
Opportunistic Credit Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Opportunistic Credit Fund 145
Amounts in thousands
Country Exposure
Fair Value
$
Sweden ....................................................................................
3,747
Switzerland .............................................................................
317
Trinidad and Tobago ...............................................................
807
Tunisia ....................................................................................
595
Turkey .....................................................................................
5,690
Ukraine ...................................................................................
171
United Arab Emirates .............................................................
1,304
United Kingdom ......................................................................
22,581
United States ...........................................................................
377,835
Venezuela, Bolivarian Republic of ..........................................
386
Virgin Islands, British .............................................................
2,903
Total Investments .................................................................... 572,852

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
146 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 73.4%
Asset-Backed Securities - 1.5%
AIMCO
Series 2018-AA Class ER
6.419% due 01/15/28 (Ê)(Þ) 500 424
CarMax Auto Owner Trust
Series 2019-1 Class C
3.740% due 01/15/25 979 1,011
Series 2020-2 Class D
5.750% due 05/17/27 685 740
GM Financial Automobile Leasing
Trust
Series 2020-1 Class C
2.180% due 05/16/25 1,019 1,052
GSAA Home Equity Trust
Series 2005-15 Class 2A2
0.418% due 01/25/36 (Ê) 516 279
Guggenheim CLO LLC
Series 2018-1A Class DR
7.809% due 10/15/31 (Ê)(Þ) 757 641
LCM XVIII, LP
Series 2018-18A Class ER
7.085% due 04/20/31 (Ê)(Þ) 750 603
Magnetite XV CLO, Ltd.
Series 2018-15A Class ER
6.191% due 07/25/31 (Ê)(Þ) 275 228
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
7.176% due 07/16/31 (Ê)(Þ) 700 529
Nationstar HECM Loan Trust
Series 2018-2A Class M5
6.000% due 07/25/28 (~)(Ê)(Š)
(Þ) 320 302
Series 2019-2A Class M4
5.682% due 11/25/29 (~)(Ê)(Š)(Þ) 425 424
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.219% due 04/15/29 (Ê)(Þ) 300 187
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
6.869% due 04/15/31 (Ê)(Þ) 1,400 1,005
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.419% due 10/15/30 (Ê)(Þ) 250 174
Series 2018-1A Class E
6.969% due 04/15/31 (Ê)(Þ) 1,125 746
Towd Point Mortgage Trust
Series 2018-5 Class M1
2.852% due 07/25/58 (~)(Ê)(Þ) 138 140
Series 2019-2 Class A2
3.750% due 12/25/58 (~)(Ê)(Þ) 293 321
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
7.035% due 07/20/31 (Ê)(Þ) 2,000 1,542
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.119% due 04/15/32 (Ê)(Þ) 700 612
Zais CLO 11, Ltd.
Series 2018-11A Class E
7.895% due 01/20/32 (Ê)(Þ) 250 102
11,062
Corporate Bonds and Notes - 12.9%
AES Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 04/15/25 300 309
Air Lease Corp.
3.250% due 03/01/25 400 404
Aircastle , Ltd.
4.125% due 05/01/24 1,900 1,860
Ally Financial, Inc.
3.875% due 05/21/24 3,400 3,632
Apache Corp.
3.250% due 04/15/22 945 950
ArcelorMittal SA
3.600% due 07/16/24 250 261
6.125% due 06/01/25 1,000 1,160
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
5.250% due 04/30/25 (Þ) 600 636
Calpine Corp.
5.750% due 01/15/25 1,570 1,616
Celanese US Holdings LLC
3.500% due 05/08/24 520 554
CenturyLink, Inc.
Series WI
5.625% due 04/01/25 1,300 1,388
CF Industries, Inc.
3.450% due 06/01/23 1,170 1,225
Charter Communications Operating
LLC / Charter Communications
Operating Capital
4.500% due 02/01/24 3,250 3,612
CIT Group, Inc.
4.750% due 02/16/24 4,000 4,141
Cleveland-Cliffs, Inc.
Series WI
5.750% due 03/01/25 210 181
Colfax Corp.
6.000% due 02/15/24 (Þ) 350 368
Country Garden Holdings Co., Ltd.
5.125% due 01/17/25 650 669
CSC Holdings LLC
5.250% due 06/01/24 1,650 1,815
DCP Midstream LLC
5.375% due 07/15/25 1,700 1,790
Domtar Corp.
4.400% due 04/01/22 263 272
EnLink Midstream Partners, LP
4.400% due 04/01/24 1,700 1,460
EQM Midstream Partners, LP
Series 5Y
4.750% due 07/15/23 1,521 1,542
EQT Corp.
6.125% due 02/01/25 437 482
Fresenius US Finance II, Inc.
4.500% due 01/15/23 (Þ) 1,800 1,901
GC EOS Buyer, Inc.
9.250% due 08/01/25 (Þ) 380 361
General Electric Co.
3.450% due 05/15/25 (Þ) 720 759
General Motors Co.
6.125% due 10/01/25 200 233
General Motors Financial Co., Inc.
1.694% due 03/26/25 2,350 2,703
Goodyear Tire & Rubber Co. (The)
5.125% due 11/15/23 200 201
GTL Trade Finance, Inc.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 147
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.893% due 04/29/24 800 871
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 2,800 2,962
HCA, Inc.
5.375% due 02/01/25 5,200 5,864
Hess Corp.
3.500% due 07/15/24 2,000 2,034
Kinder Morgan Energy Partners, LP
4.150% due 02/01/24 600 660
Kraft Heinz Foods Co.
Series WI
3.950% due 07/15/25 2,910 3,198
Lennar Corp.
4.500% due 04/30/24 3,550 3,843
4.750% due 05/30/25 830 913
MGM Resorts International
5.750% due 06/15/25 400 413
5.750% due 06/15/25 1,444 1,491
Millicom International Cellular SA
Series REGS
6.000% due 03/15/25 1,350 1,394
MPLX, LP
Series WI
4.875% due 12/01/24 900 1,013
Mylan, Inc.
3.125% due 01/15/23 (Þ) 630 665
Navient Corp.
5.875% due 10/25/24 153 157
6.750% due 06/25/25 847 886
Netflix, Inc.
5.875% due 02/15/25 400 460
3.625% due 06/15/25 (Þ) 300 318
Series REGs
3.000% due 06/15/25 100 123
NRG Energy, Inc.
3.750% due 06/15/24 (Þ) 850 911
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.700% due 05/01/25 (Þ) 370 396
Occidental Petroleum Corp.
2.900% due 08/15/24 1,400 1,317
Petrobras Global Finance BV
6.250% due 03/17/24 200 219
Plains All American Pipeline, LP /
PAA Finance Corp.
3.600% due 11/01/24 3,100 3,197
Prime Security Services Borrower
LLC / Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 250 269
Range Resources Corp.
5.000% due 03/15/23 900 835
Seagate Technology PLC
4.750% due 01/01/25 1,100 1,195
Sealed Air Corp.
5.125% due 12/01/24 (Þ) 2,300 2,530
Severstal OAO Via Steel Capital SA
Series REGS
3.150% due 09/16/24 750 765
Silgan Holdings, Inc.
Series WI
4.750% due 03/15/25 700 712
Southwest Airlines Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 05/04/23 750 787
Springleaf Finance Corp.
6.875% due 03/15/25 463 517
Steel Dynamics, Inc.
2.400% due 06/15/25 97 102
Tenet Healthcare Corp.
4.625% due 07/15/24 3,080 3,149
TerraForm Power Operating LLC
4.250% due 01/31/23 (Þ) 1,500 1,572
T-Mobile USA, Inc.
6.000% due 04/15/24 2,000 2,047
3.500% due 04/15/25 (Þ) 2,400 2,652
Toll Brothers Finance Corp.
5.625% due 01/15/24 3,000 3,300
Vsita Point Securitization Trust
3.831% due 04/25/65 (~)(Ê)(Š)(Þ) 1,069 1,069
Western Midstream Operating, LP
3.100% due 02/01/25 588 587
WPX Energy, Inc.
5.250% due 09/15/24 2,000 2,062
93,940
International Debt - 8.1%
AerCap Ireland Capital, Ltd. /
AerCap Global Aviation Trust
3.500% due 01/15/25 2,000 1,914
Akbank TAS
5.000% due 10/24/22 250 244
Series REGS
5.125% due 03/31/25 200 185
Aker BP ASA
Series REGS
4.750% due 06/15/24 1,050 1,073
3.000% due 01/15/25 1,273 1,259
Albea Beauty Holdings SA Term
Loan B2
4.000% due 04/12/24 (Ê) 117 110
Alcoa Nederland Holding BV
6.750% due 09/30/24 (Þ) 1,550 1,616
Anglo American Capital PLC
3.625% due 09/11/24 (Þ) 400 427
Arcelik AS
Series REGS
5.000% due 04/03/23 650 645
Aristocrat Leisure, Ltd. 2020
Incremental Term Loan B
4.750% due 10/19/24 (Ê) 160 161
Auto Ahorro Automotriz SA de CV
3.325% due 03/24/25 EUR 3,652 4,518
Avolon Holdings Funding, Ltd.
5.250% due 05/15/24 (Þ) 2,200 2,053
Ball Corp.
0.875% due 03/15/24 EUR 3,850 4,440
Banco BTG Pactual SA
Series REGS
5.500% due 01/31/23 400 414
4.500% due 01/10/25 238 238
Barry Callebaut Services NV
5.500% due 06/15/23 (Þ) 200 214
Series REGS
5.500% due 06/15/23 1,400 1,495
Berry Global, Inc.
Series REGS
0.000% due 01/15/25 (v) EUR 2,600 2,934

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
148 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bharti Airtel International BV
Series REGS
5.350% due 05/20/24 2,000 2,155
Canadian Natural Resources, Ltd.
2.050% due 07/15/25 230 235
Cemex SAB de CV
Series REGS
5.700% due 01/11/25 1,600 1,611
Ecopetrol SA
4.125% due 01/16/25 700 730
Electricite de France SA
3.625% due 10/13/25 500 565
First Quantum Minerals, Ltd.
7.250% due 04/01/23 (Þ) 400 402
Ford Motor Credit Co. LLC
4.535% due 03/06/25 GBP 2,100 2,714
Formula One Management, Ltd.
Term Loan B
3.500% due 02/01/24 (Ê) 2,234 2,153
Fortescue Metals Group, Ltd.
5.125% due 05/15/24 (Þ) 1,300 1,388
Froneri International, Ltd. Term
Loan
2.411% due 01/31/27 (Ê) 350 335
GFL Environmental, Inc. 1st Lien
Term Loan B
4.000% due 05/31/25 (Ê) 794 789
Huntsman International LLC
Series WI
4.250% due 04/01/25 EUR 2,890 3,624
IMS Health Holdings, Inc. Term
Loan B1
0.000% due 03/07/24 (~)(Ê)(v) EUR 1,191 1,378
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 1,500 1,578
Mallinckrodt International Finance
SA 1st Lien Term Loan B
3.500% due 09/24/24 (Ê) 1,033 861
MARB BondCo PLC
Series REGS
6.875% due 01/19/25 400 418
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 350 306
Novolipetsk Steel Funding DAC
Series REGS
4.000% due 09/21/24 1,250 1,329
NXP BV / NXP Funding LLC
4.875% due 03/01/24 (Þ) 2,900 3,262
Oaktown Re, Ltd.
Series 2017-1A Class M2
4.168% due 04/25/27 (Ê)(Þ) 40 40
Panther BF Aggregator, LP Term
Loan B
3.667% due 04/30/26 (Ê) 677 660
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 EUR 1,500 1,792
Royal Bank of Scotland Group PLC
2.359% due 05/22/24 (Ê) 240 249
Sberbank of Russia Via SB Capital
SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.125% due 10/29/22 200 210
Silgan Holdings, Inc.
Series WI
3.250% due 03/15/25 EUR 700 835
Solvay Acetow Gmbh Term Loan
6.500% due 05/31/23 (Ê) 243 213
Starfruit Finco BV 1st Lien Term
Loan B
3.178% due 10/01/25 (Ê) 348 336
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 1,100 1,073
Turkiye Garanti Bankasi AS
Series REGS
5.875% due 03/16/23 250 246
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 286 257
UniCredit SpA
7.830% due 12/04/23 (Þ) 350 410
UPC Financing Partnership Term
Loan B
2.425% due 05/12/28 (Ê) 1,400 1,358
VEON Holdings BV
Series REGS
4.000% due 04/09/25 1,000 1,035
Ziggo Secured Finance BV Term
Loan I
2.675% due 04/30/28 (Ê) 730 700
59,187
Loan Agreements - 17.9%
ABG Intermediate Holdings 2 LLC
1st Lien Term Loan B
4.500% due 09/29/24 (Ê) 1,468 1,428
Advanced Disposal Services, Inc.
Term Loan B3
3.000% due 11/10/23 (Ê) 1,678 1,666
Advanced Integration Technology,
LP 1st Lien Term Loan B1
5.750% due 04/03/23 (Ê) 993 795
AgroFresh , Inc. 2020 Term Loan
6.245% due 12/16/24 (Ê) 498 484
AGS LLC 1st Lien Term Loan B
4.500% due 02/15/24 (Ê) 998 866
Air Medical Group Holdings, Inc.
1st Lien Term Loan B
4.250% due 04/28/22 (~)(Ê) 1,189 1,173
Air Methods Corp. Term Loan B
4.500% due 04/13/24 (Ê) 992 789
Almonde , Inc. 1st Lien Term Loan B
4.500% due 06/13/24 (Ê) 701 648
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.661% due 08/15/24 (Ê) 1,639 1,570
Alterra Mountain Comp. 2020 Term
Loan B
5.500% due 08/01/26 (Ê) 484 480
Alvogen Group, Inc. Extended Term
Loan
6.320% due 12/31/23 (Ê) 1,906 1,814
American Airlines, Inc. 2017
Replacement Term Loan

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 149
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.916% due 10/10/21 (Ê) 700 483
Anastasia Parent LLC 1st Lien Term
Loan B
4.058% due 08/10/25 (Ê) 393 159
AP Exhaust Acquisition LLC 2019
Term Loan A1
6.000% due 05/10/25 (Ê)(Ø)(Š) 297 184
AP Exhaust Acquisition LLC 2019
Term Loan B
6.360% due 05/10/24 (Ê)(Ø)(Š) 534 28
AP Gaming I LLC 2020 Incremental
Term Loan
14.000% due 02/15/24 (Ê) 110 108
AppLovin Corp. 1st Lien Term Loan
B
3.661% due 08/15/25 (Ê) 820 812
AppLovin Corp. 2020 Incremental
Term Loan B
4.161% due 08/15/25 (Ê) 319 315
APRO LLC Term Loan B
5.000% due 11/14/26 (Ê) 548 544
Aretec Group, Inc. 1st Lien Term
Loan
4.411% due 10/01/25 (Ê) 693 635
Ascena Retail Group, Inc. Term
Loan B
5.376% due 08/21/22 (Ê) 214 75
AssuredPartners , Inc. Term Loan B
3.661% due 02/13/27 (Ê) 1,203 1,165
Avis Budget Car Rental LLC 2020
Term Loan B
0.000% due 08/06/27 (~)(Ê)(v) 814 734
Banijay Entertainment SAS Term
Loan
0.000% due 03/04/25 (~)(Ê)(v) 350 338
Berry Global, Inc. 2019 Term Loan
Y
2.188% due 07/01/26 (Ê) 2,344 2,270
Big Ass Fans LLC Repricing Term
Loan
4.750% due 05/21/24 (Ê) 943 830
BI-LO, LLC Term Loan B
9.000% due 05/31/24 (Ê) 1,118 1,112
Boxer Parent Co., Inc. 1st Lien Term
Loan B
4.411% due 10/02/25 (Ê) 1,119 1,078
BroadStreet Partners, Inc. Term
Loan B
3.411% due 01/27/27 (Ê) 291 282
Brookfield WEC Holdings, Inc.
Term Loan
3.750% due 08/01/25 (Ê) 2,343 2,289
Caesars Resort Collection  LLC
2020 Term Loan
4.715% due 06/19/25 (Ê) 1,136 1,093
Cambium Learning Group, Inc.
4.808% due 12/18/25 (Ê) 696 667
Camelot Finance SA Term Loan B
3.161% due 10/31/26 (Ê) 811 793
Cardtronics USA, Inc. Term Loan B
5.000% due 06/29/27 (Ê) 490 486
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Carestream Health, Inc. 2020
Extended Term Loan
7.822% due 05/05/23 (Ê) 1,402 1,327
Castle Holding Corp. Term Loan B
4.058% due 01/31/27 (Ê) 1,397 1,312
CenturyLink, Inc. Term Loan B
2.411% due 03/15/27 (Ê) 746 718
Change Healthcare Holdings LLC
1st Lien Term Loan B
3.500% due 03/01/24 (Ê) 958 935
Charter Communications Operating
LLC Term Loan B2
1.920% due 02/01/27 (Ê) 2,992 2,916
Cogeco Communications II, LP 1st
Lien Term Loan B
2.161% due 01/04/25 (Ê) 1,551 1,492
Cornerstone OnDemand , Inc. Term
Loan B
4.426% due 04/22/27 (Ê) 766 759
CSC Holdings LLC 2019 Term Loan
B5
2.675% due 04/15/27 (Ê) 2,363 2,281
CT Technologies Intermediate
Holdings, Inc. 1st Lien Term
Loan B
5.250% due 12/01/21 (Ê) 1,413 1,335
Cvent , Inc. 1st Lien Term Loan B
3.911% due 11/29/23 (Ê) 429 364
Deliver Buyer, Inc. 2020
Incremental Term Loan B
7.250% due 05/01/24 (Ê) 280 274
Delta Air Lines, Inc. Term Loan B
5.750% due 04/29/23 (Ê) 1,537 1,510
Douglas Dynamics, Inc. 2020 Term
Loan B
4.750% due 06/08/26 (Ê) 340 339
EagleView Technology Corp. 1st
Lien Term Loan B1
3.863% due 08/14/25 (Ê) 739 702
ECI Macola /Max Holding LLC 1st
Lien Term Loan B
5.250% due 09/29/24 (Ê) 365 361
ECI Macola /Max Holding LLC 2nd
Lien Term Loan
9.000% due 09/29/25 (Ê) 250 206
Ellie Mae, Inc. Term Loan
4.058% due 04/17/26 (Ê) 419 412
EnergySolutions LLC 1st Lien Term
Loan B
4.750% due 05/11/25 (Ê) 1,004 924
Ensemble RCM LLC Term Loan
4.011% due 08/01/26 (Ê) 744 739
Envision Healthcare Corp. 1st Lien
Term Loan B
3.911% due 10/10/25 (Ê) 1,040 682
Epicor Software Corp. 2020 Term
Loan
0.000% due 07/29/27 (~)(Ê)(v) 2,362 2,358
Eyecare Partners LLC Delayed
Draw Term Loan
3.750% due 02/20/27 (Ê)(
ƕ
) 151 138
Eyecare Partners LLC Term Loan

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
150 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.822% due 02/20/27 (Ê) 647 592
Fort Dearborn Co. 1st Lien Term
Loan
5.192% due 10/19/23 (Ê) 701 666
Genesee & Wyoming, Inc. New
Term Loan
2.308% due 12/30/26 (Ê) 1,372 1,345
Getty Images, Inc. 1st Lien Term
Loan
4.688% due 02/19/26 (Ê) 976 879
Goodyear Tire & Rubber Co. (The)
2nd Lien Term Loan
0.000% due 03/07/25 (~)(Ê)(v) 2,000 1,908
Graham Packaging Co., Inc. Term
Loan
0.000% due 08/06/27 (~)(Ê)(v) 369 368
Greenway Health LLC 1st Lien
Team Loan
0.000% due 02/16/24 (~)(Ê)(v) 251 200
Gruden Holdings, Inc. 1st Lien
Term Loan
6.500% due 08/18/22 (Ê) 1,174 1,103
GTT Communications, Inc. 1st Lien
Term Loan B
2.910% due 05/31/25 (Ê) 1,437 1,065
Guidehouse LLP 1st Lien Loan
4.667% due 05/01/25 (Ê) 709 699
HCA, Inc. Term Loan B13
1.911% due 03/18/26 (Ê) 1,496 1,474
Helios Software Holdings, Inc. Term
Loan
5.322% due 10/24/25 (Ê) 721 707
Hertz Global Holdings, Inc. Term
Loan B
3.510% due 06/30/23 (Ê)(Ø) 1,663 1,576
HGIM Corp. 1st Lien Term Loan
7.713% due 07/02/23 (Ê) 711 335
HUB International, Ltd. 1st Lien
Term Loan
3.263% due 04/25/25 (Ê) 1,985 1,925
Information Resources, Inc. 1st Lien
Term Loan
4.613% due 12/03/25 (Ê) 283 274
Ingersoll-Rand PLC Term Loan B
1.911% due 02/28/27 (Ê) 549 527
ION Trading Technologies Sarl 1st
Lien Term Loan B
5.072% due 11/21/24 (Ê) 1,788 1,732
Jane Street Group LLC Term Loan
3.161% due 01/07/25 (Ê) 746 737
Kenan Advantage Group, Inc. 2015
Term Loan
0.000% due 07/31/22 (~)(Ê)(v) 331 305
Kenan Advantage Group, Inc. Term
Loan B
0.000% due 07/31/22 (~)(Ê)(v) 79 72
Kestra Advisory Services LLC Term
Loan
4.420% due 06/04/26 (Ê) 372 361
Level 3 Financing, Inc. Term Loan B
1.911% due 03/01/27 (Ê) 1,568 1,517
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LifeScan Global Corp. 1st Lien Term
Loan
7.175% due 10/01/24 (Ê) 448 407
Limetree Bay Terminals LLC Term
Loan B
5.000% due 02/15/24 (Ê) 705 645
Mallinckrodt International Finance
SA Term Loan B
0.000% due 02/24/25 (~)(Ê)(v) 106 89
Mavis Tire Express Services Corp.
1st Lien Term Loan
3.558% due 03/20/25 (Ê) 830 764
Men's Wearhouse , Inc. (The) Term
Loan B2
0.000% due 04/09/25 (~)(Ê)(v) 473 93
MH Sub I LLC 1st Lien Term Loan
4.572% due 09/15/24 (Ê) 729 708
MH Sub I LLC Incremental Term
Loan
4.058% due 09/15/24 (Ê) 320 317
Midas Intermediate Holdco II LLC
Term Loan B
3.750% due 08/18/21 (Ê) 988 863
Midwest Physician Administrative
Services LLC 2nd Lien Term
Loan
7.750% due 08/11/25 (Ê) 367 308
Milage Plus Holdings LLC 2020
Term Loan B
0.000% due 06/20/27 (Ê)(v) 1,489 1,485
Mitchell International, Inc. 1st Lien
Term Loan B
3.411% due 12/01/24 (Ê) 1,377 1,308
MTN Infrastructure TopCo , Inc.
Term Loan B
0.000% due 11/17/24 (Ê)(v) 330 325
Navistar, Inc. 1st Lien Term Loan B
3.690% due 11/06/24 (Ê) 733 708
New Constellis Borrower LLC 2020
2nd Lien Term Loan
12.000% due 03/27/25 (Ê) 70 23
New Constellis Borrower LLC Term
Loan
8.500% due 03/27/24 (Ê) 83 71
NFP Corp. Term Loan
3.411% due 02/13/27 (Ê) 399 381
NN, Inc. Term Loan
5.911% due 10/19/22 (Ê) 975 880
Perforce Software, Inc. Term Loan B
3.911% due 07/01/26 (Ê) 273 263
PG&E Corp. 2020 Exit Term Loan B
5.500% due 06/23/25 (Ê) 675 667
Pre-Paid Legal Services, Inc. 1st
Lien Term Loan
3.411% due 05/01/25 (Ê) 332 319
Prime Security Services Borrower
LLC Term Loan B1
4.250% due 09/23/26 (Ê) 1,573 1,544
PUG LLC Term Loan
3.661% due 02/13/27 (Ê) 893 753
Quest Software US Holdings, Inc.
1st Lien Term Loan

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 151
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.511% due 05/18/25 (Ê) 1,980 1,926
Rackspace Hosting, Inc. 1st Lien
Term Loan
4.000% due 11/03/23 (Ê) 1,784 1,744
Radiate Holdco LLC 1st Lien Term
Loan B
3.750% due 02/01/24 (Ê) 2,312 2,265
Radio One, Inc. 1st Lien Term Loan
B
5.000% due 04/18/23 (Ê) 684 566
Red Ventures LLC 1st Lien Term
Loan B
2.661% due 11/08/24 (Ê) 1,194 1,145
Redstone Buyer LLC Term Loan
0.000% due 06/29/27 (~)(Ê)(v) 336 333
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.911% due 11/16/25 (Ê) 1,389 1,355
Research Now Group, Inc. 1st Lien
Term Loan
6.500% due 12/20/24 (Ê) 685 645
Reynolds Group Holdings, Inc. 1st
Lien Term Loan B
2.911% due 02/05/23 (Ê) 1,481 1,449
Rocket Software, Inc. Term Loan
4.411% due 12/31/25 (Ê) 1,166 1,111
RPI Intermediate Finance Trust
Term Loan B1
1.911% due 02/11/27 (Ê) 696 687
Ryan Specialty Group LLC Term
Loan
0.000% due 06/29/27 (~)(Ê)(v) 2,688 2,668
S2P Acquisition Borrower, Inc. Term
Loan
5.072% due 08/14/26 (Ê) 645 628
SBA Senior Finance II LLC Term
Loan B
1.920% due 04/11/25 (Ê) 1,680 1,628
Scientific Games International, Inc.
1st Lien Term Loan B5
0.000% due 08/14/24 (Ê) (v) 1,796 1,632
Sedgwick Claims Management
Services, Inc. 1st Lien Term Loan
B
3.411% due 12/31/25 (Ê) 991 944
SMG US Midco 2, Inc. 2020 Term
Loan
2.731% due 01/23/25 (Ê) 924 782
Sonicwall US Holdings, Inc. 1st
Lien Term Loan
3.877% due 05/16/25 (Ê) 339 321
SP PF Buyer LLC 1st Lien Term
Loan
0.000% due 12/21/25 (~)(Ê)(v) 202 172
Stats Intermediate Holding LLC
Term Loan
5.428% due 07/10/26 (Ê) 1,361 1,285
SuperMoose Borrower LLC 1st Lien
Term Loan
3.911% due 08/29/25 (Ê) 328 287
Surf Holdings, LLC USD Term Loan
3.827% due 03/05/27 (Ê) 782 759
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Terrier Media Buyer, Inc. Term
Loan B
4.411% due 12/17/26 (Ê) 1,790 1,742
TIBCO Software, Inc.  2020 Term
Loan B
3.920% due 07/03/26 (Ê) 550 528
Tosca Services LLC 2020 Term
Loan B
0.000% due 07/28/27 (~)(Ê)(v) 372 371
Trader Corp. 2017 Term Laon B
4.000% due 09/28/23 (Ê) 458 440
Trans Union LLC Term Loan B5
1.911% due 11/13/26 (Ê) 784 762
TransDigm Group, Inc. 2020 Term
Loan F
2.411% due 12/09/25 (Ê) 965 902
Twin River Worldwide Holdings,
Inc. 2020 Incremental Term Loan
B1
9.000% due 05/11/26 (Ê) 160 168
Uber Technologies, Inc. 1st Lien
Term Loan
5.000% due 04/04/25 (Ê) 1,007 991
UFC Holdings LLC 2020
Incremental Term Loan
4.250% due 04/29/26 (Ê) 520 508
United Natural Foods, Inc. Term
Loan
4.411% due 10/22/25 (Ê) 1,612 1,564
Univision Communications, Inc.
2020 Term Loan B
4.750% due 03/15/26 (Ê) 787 758
Upstream Newco , Inc. Term Loan
4.661% due 10/24/26 (Ê) 349 326
US Anesthesia Partners, Inc. Term
Loan
4.000% due 06/23/24 (Ê) 2,084 1,928
USI, Inc. Term Loan B
3.308% due 05/16/24 (Ê) 698 674
VeriFone Systems, Inc. 1st Lien
Term Loan
4.377% due 08/20/25 (Ê) 314 278
Vero Parent, Inc. Term Loan B
7.000% due 08/16/24 (Ê) 716 696
Vertafore , Inc. 1st Lien Term Loan B
3.411% due 07/02/25 (Ê) 1,535 1,457
Vertical Newco , Inc. Term Loan B
0.000% due 07/01/27 (~)(Ê)(v) 340 335
Virgin Media Secured Finance PLC
Term Loan
2.675% due 01/31/28 (Ê) 712 690
VS Buyer LLC Term Loan B
3.417% due 03/02/27 (Ê) 349 342
Western Digital Corp. 1st Lien Term
Loan B4
0.000% due 04/29/23 (~)(Ê)(v) 712 698
Whatabrands LLC 2020 Term Loan
B
2.916% due 08/03/26 (Ê) 266 256
William Morris Endeavor
Entertainment LLC 1st Lien Term
Loan B

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
152 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.920% due 08/22/24 (Ê) 2,530 1,994
William Morris Endeavor
Entertainment LLC 2020 Term
Loan B2
9.500% due 05/18/25 (Ê) 160 154
WP CityMD Bidco LLC Term Loan
B
5.536% due 08/13/26 (Ê) 746 741
Yak Access LLC 1st Lien Term
Loan B
5.308% due 07/11/25 (Ê) 337 274
Zayo Group Holdings, Inc. Term
Loan
3.161% due 03/09/27 (Ê) 2,633 2,554
130,028
Mortgage-Backed Securities - 21.1%
Alternative Loan Trust
Series 2005-27 Class 1A1
2.161% due 08/25/35 (~)(Ê) 257 211
Series 2005-59 Class 1A1
0.520% due 11/20/35 (Ê) 217 203
Series 2006-OA10 Class 3A1
0.548% due 08/25/46 (Ê) 390 372
American Home Mortgage
Investment Trust
Series 2007-1 Class GA1C
0.358% due 05/25/47 (Ê) 1,332 659
Arroyo Mortgage Trust
Series 2020-1 Class M1
4.277% due 03/25/55 (Þ) 594 596
Banc of America Commercial
Mortgage Trust
3.000% due 07/15/49 198 143
Series 2008-1 Class AJ
6.786% due 02/10/51 (~)(Ê) 11 11
Bank Commercial Mortgage Pass-
Through Certificates
Series 2017-BNK9 Class D
2.800% due 11/15/54 (Þ) 563 400
Series 2020-BN25 Class C
3.354% due 01/15/63 (~)(Ê) 511 481
Bear Stearns ALT-A Trust
Series 2005-8 Class 21A1
3.753% due 10/25/35 (~)(Ê) 187 173
Series 2006-6 Class 1A1
0.488% due 11/25/36 (Ê) 470 400
Bear Stearns Commercial Mortgage
Securities Trust
Series 2007-T28 Class D
5.718% due 09/11/42 (~)(Ê)(Þ) 135 73
Chevy Chase Funding LLC
Mortgage-Backed Certificates
Series 2006-4A Class A2
0.348% due 11/25/47 (Ê)(Þ) 330 235
Citigroup Commercial Mortgage
Trust
Series 2012-GC8 Class C
5.044% due 09/10/45 (~)(Ê)(Þ) 434 404
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC3 Class A2D
0.518% due 03/25/37 (Ê) 235 202
Commercial Mortgage Trust
3.687% due 10/10/47 187 156
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-CR3 Class E
4.909% due 10/15/45 (~)(Ê)(Þ) 202 106
Series 2012-LC4 Class E
4.250% due 12/10/44 (Þ) 454 300
Series 2013-LC6 Class C
4.242% due 01/10/46 (~)(Ê) 397 395
Series 2013-LC6 Class E
3.500% due 01/10/46 (Þ) 164 73
Series 2014-CR16 Class C
5.092% due 04/10/47 (~)(Ê) 305 290
Series 2014-CR17 Class E
5.009% due 05/10/47 (~)(Ê)(Þ) 645 307
Series 2014-CR19 Class D
4.888% due 08/10/47 (~)(Ê)(Þ) 355 235
Series 2014-CR21 Class C
4.574% due 12/10/47 (~)(Ê) 175 174
Series 2014-UBS4 Class C
4.781% due 08/10/47 (~)(Ê) 247 234
Series 2017-COR2 Class C
4.713% due 09/10/50 (~)(Ê) 179 164
Countrywide Alternative Loan Trust
Series 2006-OA10 Class 2A1
0.548% due 08/25/46 (Ê) 122 114
Series 2006-OA10 Class 4A1
0.548% due 08/25/46 (Ê) 559 522
Credit Suisse Commercial Mortgage
Trust
Series 2007-C4 Class C
5.910% due 09/15/39 (~)(Ê)(Þ) 9 9
3.850% due 04/25/65 (~)(Ê) 837 835
CSAIL Commercial Mortgage Trust
Series 2018-C14 Class D
4.891% due 11/15/51 (~)(Ê)(Þ) 209 182
Series 2019-C15 Class B
4.476% due 03/15/52 400 420
DBUBS Mortgage Trust
Series 2011-LC1A Class C
5.876% due 11/10/46 (~)(Ê)(Þ) 251 252
Series 2011-LC2A Class D
5.714% due 07/10/44 (~)(Ê)(Þ) 264 227
Fannie Mae
4.500% due 2049 44
48
5.000% due 2049 87
97
30 Year TBA(Ï)
2.000% 15,000 15,531
2.500% 18,000 18,904
3.500% 21,000 22,145
4.000% 8 ,000 8,500
Fannie Mae Connecticut Avenue
Securities
Series 2015-C04 Class 1M2
5.868% due 04/25/28 (Ê) 173 180
Series 2016-C01 Class 1B
11.918% due 08/25/28 (Ê) 289 308
Series 2016-C02 Class 1B
12.418% due 09/25/28 (Ê) 607 663
Series 2016-C02 Class 1M2
6.168% due 09/25/28 (Ê) 194 200
Series 2016-C03 Class 2M2
6.068% due 10/25/28 (Ê) 466 475
Series 2016-C05 Class 2B
10.918% due 01/25/29 (Ê) 40 42

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 153
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-C05 Class 2M2
4.618% due 01/25/29 (Ê) 43 44
Series 2016-C06 Class 1B
9.418% due 04/25/29 (Ê) 149 153
Series 2017-C01 Class 1B1
5.918% due 07/25/29 (Ê) 953 986
Series 2017-C02 Class 2B1
5.668% due 09/25/29 (Ê) 440 440
Series 2017-C03 Class 1B1
5.018% due 10/25/29 (Ê) 90 92
Series 2017-C03 Class 1M2
3.168% due 10/25/29 (Ê) 694 688
Series 2017-C05 Class 1B1
3.768% due 01/25/30 (Ê) 65 60
Series 2017-C06 Class 2B1
4.618% due 02/25/30 (Ê) 70 65
Series 2017-C07 Class 2B1
4.618% due 05/25/30 (Ê) 357 336
Series 2018-C01 Class 1B1
3.718% due 07/25/30 (Ê) 812 733
Series 2018-C03 Class 1B1
3.918% due 10/25/30 (Ê) 750 696
Series 2018-C04 Class 2B1
4.668% due 12/25/30 (Ê) 321 294
Series 2018-C05 Class 1B1
4.418% due 01/25/31 (Ê) 140 130
Series 2018-C06 Class 2B1
4.268% due 03/25/31 (Ê) 163 150
Series 2019-R01 Class 2M2
2.618% due 07/25/31 (Ê)(Þ) 832 818
Series 2019-R02 Class 1B1
4.318% due 08/25/31 (Ê)(Þ) 306 286
Series 2019-R03 Class 1B1
4.268% due 09/25/31 (Ê)(Þ) 147 136
Series 2019-R05 Class 1B1
4.268% due 07/25/39 (Ê)(Þ) 281 242
Series 2019-R06 Class 2B1
3.918% due 09/25/39 (Ê)(Þ) 136 105
Series 2020-R02 Class 2B1
3.168% due 01/25/40 (Ê)(Þ) 273 191
Fannie Mae REMICS
Interest Only STRIP
4.500% due 07/25/50 (Š) 3,167 483
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (Ê) 437 91
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (Ê) 320 18
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40 127 2
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (Ê) 483 90
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (Ê) 282 48
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 712 41
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (Ê) 287 56
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (Ê) 1,097 244
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 3,514 148
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 471 21
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (Ê) 517 28
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 896 200
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 741 158
Series 2015-28 Class IO
Interest Only STRIP
5.500% due 05/25/45 3,118 598
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (Ê) 1,648 338
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46 329 32
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (Ê) 1,773 353
Series 2016-62 Class GS
Interest Only STRIP
5.932% due 09/25/46 (Ê) 1,825 375
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (Ê) 1,306 253
Series 2016-70 Class QI
Interest Only STRIP
3.500% due 10/25/46 1,552 157
Series 2016-88 Class BS
Interest Only STRIP
5.932% due 12/25/46 (Ê) 1,731 392
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40 967 30
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 1,003 54
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,392 110
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47 563 44
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46 597 25
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 1,113 75

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
154 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 1,661 112
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 430 34
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 725 64
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 959 115
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 961 148
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 800 148
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47 1,542 227
Series 2018-94 Class KI
Interest Only STRIP
4.500% due 12/25/48 1,416 82
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (Ê) 1,526 315
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (Ê) 1,305 268
Series 2019-32 Class SD
Interest Only STRIP
5.882% due 06/25/49 (Ê) 3,441 635
Series 2019-69 Class GS
Interest Only STRIP
5.816% due 12/25/49 (Ê) 3,227 501
Series 2019-71 Class SC
Interest Only STRIP
5.832% due 11/25/49 (Ê) 3,592 570
Freddie Mac REMICS
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26 438 21
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (Ê) 569 67
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (Ê) 634 120
Series 2012-3988 Class NS
Interest Only STRIP
6.290% due 01/15/42 (Ê) 1,434 260
Series 2012-4073 Class AS
Interest Only STRIP
5.865% due 08/15/38 (Ê) 218 8
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (Ê) 701 93
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39 412 17
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42 892 106
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 3,149 122
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (Ê) 741 142
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 608 28
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43 585 75
Series 2014-4389 Class IA
Interest Only STRIP
4.000% due 09/15/44 1,176 117
Series 2014-4413 Class HI
Interest Only STRIP
3.500% due 03/15/40 545 13
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45 476 52
Series 2015-4475 Class CI
Interest Only STRIP
3.500% due 01/15/44 679 25
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 953 15
Series 2015-4530 Class HI
Interest Only STRIP
4.000% due 11/15/45 206 25
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40 979 38
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45 272 17
Series 2016-4601 Class IC
Interest Only STRIP
4.000% due 12/15/45 358 34
Series 2016-4621 Class QI
Interest Only STRIP
3.500% due 10/15/46 947 71
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45 938 44
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46 427 39
Series 2016-4641 Class IO
Interest Only STRIP
4.000% due 02/15/44 2,678 198
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40 750 13
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 879 19
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 804 56
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 440 7

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 155
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 1,400 10
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 519 38
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (Ê) 664 112
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 902 164
Series 2019-4878 Class SA
Interest Only STRIP
5.915% due 05/15/49 (Ê) 2,476 462
Series 2020-4955 Class SA
Interest Only STRIP
5.816% due 02/25/50 (Ê) 4,744 804
Series 2020-4969 Class IO
Interest Only STRIP
3.000% due 04/25/50 5,386 474
Series 2020-4973 Class BI
Interest Only STRIP
4.500% due 05/25/50 4,235 689
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (Ê) 5,587 938
Freddie Mac Seasoned Credit Risk
Transfer Trust
Series 2019-2 Class M
4.750% due 08/25/58 (~)(Ê)(Þ) 183 177
Series 2019-3 Class M
4.750% due 10/25/58 (~)(Ê) 60 55
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 1,320 278
Freddie Mac Structured Agency
Credit Risk Debt Notes
Series 2015-DNA1 Class B
9.368% due 10/25/27 (Ê) 247 267
Series 2015-DNA2 Class B
7.718% due 12/25/27 (Ê) 516 497
Series 2015-DNA3 Class B
9.518% due 04/25/28 (Ê) 667 741
Series 2016-DNA1 Class M3
5.718% due 07/25/28 (Ê) 464 485
Series 2016-DNA3 Class M3
5.168% due 12/25/28 (Ê) 808 832
Series 2016-HQA2 Class M3
5.318% due 11/25/28 (Ê) 221 230
Series 2016-HQA3 Class M3
4.018% due 03/25/29 (Ê) 899 906
Series 2016-HQA4 Class M3
4.068% due 04/25/29 (Ê) 797 811
Series 2017-DNA1 Class B1
5.118% due 07/25/29 (Ê) 496 503
Series 2017-HQA1 Class B1
5.168% due 08/25/29 (Ê) 525 525
Series 2018-DNA2 Class M2
2.318% due 12/25/30 (Ê)(Þ) 1,130 1,065
Series 2018-DNA3 Class B2
7.918% due 09/25/48 (Ê)(Þ) 94 72
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-HQA1 Class M2
2.468% due 09/25/30 (Ê) 943 898
Series 2018-HQA2 Class B1
4.418% due 10/25/48 (Ê)(Þ) 404 349
Series 2018-HQA2 Class B2
11.168% due 10/25/48 (Ê)(Þ) 239 223
Series 2019-DNA1 Class B2
10.918% due 01/25/49 (Ê)(Þ) 76 71
Series 2019-DNA2 Class B2
10.668% due 03/25/49 (Ê)(Þ) 243 223
Series 2019-DNA3 Class B2
8.318% due 07/25/49 (Ê)(Þ) 170 134
Series 2019-HQA1 Class M2
2.518% due 02/25/49 (Ê)(Þ) 317 306
Series 2019-HQA2 Class B2
11.418% due 04/25/49 (Ê)(Þ) 100 94
Series 2020-DNA3 Class B2
9.521% due 06/25/50 (Ê)(Þ) 462 462
Series 2020-HQA3 Class B2
10.176% due 07/25/50 (Ê)(Þ) 286 283
Ginnie Mae II
3.500% due 2049 350
371
5.000% due 2049 149
165
5.500% due 2049 33
37
5.000% due 2050 40
44
30 Year TBA(Ï)
4.000% 2,000 2,123
Ginnie Mae REMICS
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 980 152
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39 85 14
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40 5,039 890
Series 2010-35 Class DI
Interest Only STRIP
4.500% due 03/20/40 986 164
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 384 60
Series 2010-50 Class QS
Interest Only STRIP
6.360% due 12/20/38 (Ê) 295 2
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (Ê) 974 68
Series 2010-167 Class SG
Interest Only STRIP
6.305% due 08/16/38 (Ê) 363 7
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê) 1,534 73
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (Ê) 911 174
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (Ê) 870 60
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 786 137

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
156 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2011-148 Class SN
Interest Only STRIP
6.495% due 11/16/41 (Ê) 674 155
Series 2011-151 Class SC
Interest Only STRIP
6.555% due 07/16/40 (Ê) 300 25
Series 2011-168 Class IO
Interest Only STRIP
5.500% due 10/16/37 77 —
Series 2011-H16 Class FI
Interest Only STRIP
0.998% due 07/20/61 (Ê) 1,242 43
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 1,263 192
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 352 58
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 4,503 146
Series 2012-H11 Class FI
Interest Only STRIP
1.192% due 02/20/62 (~)(Ê) 5,623 193
Series 2012-H29 Class CI
Interest Only STRIP
1.388% due 02/20/62 (~)(Ê) 3,804 150
Series 2013-6 Class AI
Interest Only STRIP
3.500% due 08/20/39 519 39
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 817 41
Series 2013-34 Class HI
Interest Only STRIP
4.500% due 03/20/43 253 38
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 1,973 277
Series 2013-99 Class AS
Interest Only STRIP
5.860% due 06/20/43 (Ê) 253 42
Series 2013-182 Class SP
Interest Only STRIP
6.510% due 12/20/43 (Ê) 207 45
Series 2013-184 Class SK
Interest Only STRIP
5.860% due 12/20/43 (Ê) 1,655 323
Series 2013-H15 Class CI
Interest Only STRIP
1.719% due 07/20/63 (~)(Ê) 2,150 78
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 3,243 125
Series 2014-27 Class S
Interest Only STRIP
5.910% due 02/20/44 (Ê) 1,630 320
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28 409 26
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (Ê) 1,408 276
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-60 Class SE
Interest Only STRIP
5.910% due 04/20/44 (Ê) 364 64
Series 2014-132 Class IO
Interest Only STRIP
5.000% due 09/20/44 376 54
Series 2014-133 Class NI
Interest Only STRIP
5.000% due 09/20/44 1,963 336
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 1,275 52
Series 2014-161 Class HI
Interest Only STRIP
4.500% due 06/20/44 305 34
Series 2014-H06 Class BI
Interest Only STRIP
1.438% due 02/20/64 (~)(Ê) 1,877 88
Series 2014-H06 Class TR
Interest Only STRIP
1.391% due 03/20/64 (~)(Ê) 2,095 93
Series 2014-H08 Class BI
Interest Only STRIP
1.432% due 04/20/64 (~)(Ê) 2,380 151
Series 2014-H08 Class CI
Interest Only STRIP
1.446% due 03/20/64 (~)(Ê) 2,526 121
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 1,938 76
Series 2014-H11 Class GI
Interest Only STRIP
1.444% due 06/20/64 (~)(Ê) 2,310 135
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 2,569 116
Series 2014-H23 Class BI
Interest Only STRIP
1.534% due 11/20/64 (~)(Ê) 3,158 206
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 2,642 174
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 1,224 77
Series 2015-35 Class AI
Interest Only STRIP
5.000% due 03/16/45 508 81
Series 2015-62 Class IL
Interest Only STRIP
3.500% due 02/16/42 953 50
Series 2015-80 Class IA
Interest Only STRIP
4.500% due 06/20/45 300 50
Series 2015-89 Class IP
Interest Only STRIP
4.000% due 02/20/45 506 52
Series 2015-89 Class LI
Interest Only STRIP
5.000% due 12/20/44 481 78
Series 2015-96 Class NI
Interest Only STRIP
3.500% due 01/20/39 660 22

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-105 Class LI
Interest Only STRIP
5.000% due 10/20/39 274 44
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 687 58
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 812 66
Series 2015-149 Class KI
Interest Only STRIP
4.000% due 10/20/45 400 48
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,299 87
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 541 93
Series 2015-H01 Class BI
Interest Only STRIP
1.531% due 01/20/65 (~)(Ê) 4,671 279
Series 2015-H03 Class DI
Interest Only STRIP
2.392% due 01/20/65 (~)(Ê) 2,155 194
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 2,499 172
Series 2015-H08 Class BI
Interest Only STRIP
2.438% due 03/20/65 (~)(Ê) 851 72
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 331 23
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 873 64
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 628 53
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 399 25
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê) 2,931 266
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 1,025 40
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 810 56
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 466 33
Series 2016-27 Class IB
Interest Only STRIP
4.000% due 11/20/45 952 106
Series 2016-37 Class IW
Interest Only STRIP
4.500% due 02/20/46 1,289 199
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 366 35
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 406 66
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (Ê) 476 101
Series 2016-84 Class IB
Interest Only STRIP
4.500% due 11/16/45 1,983 358
Series 2016-104 Class GI
Interest Only STRIP
4.500% due 01/20/46 453 54
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 776 10
Series 2016-136 Class YI
Interest Only STRIP
3.500% due 03/20/45 207 10
Series 2016-138 Class DI
Interest Only STRIP
4.000% due 10/20/46 311 36
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 1,617 253
Series 2016-156 Class PI
Interest Only STRIP
3.500% due 11/20/46 447 8
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 604 35
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 1,336 123
Series 2016-H12 Class AI
Interest Only STRIP
1.626% due 07/20/65 (~)(Ê) 2,735 178
Series 2016-H14 Class AI
Interest Only STRIP
2.405% due 06/20/66 (~)(Ê) 3,073 285
Series 2016-H16 Class DI
Interest Only STRIP
1.222% due 06/20/66 (~)(Ê) 1,597 152
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê) 2,251 216
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê) 2,030 216
Series 2016-H20 Class BI
Interest Only STRIP
1.596% due 09/20/66 (~)(Ê) 2,181 135
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 2,071 150
Series 2016-H23 Class NI
Interest Only STRIP
3.167% due 10/20/66 (~)(Ê) 2,929 314
Series 2016-H24 Class CI
Interest Only STRIP
1.667% due 10/20/66 (~)(Ê) 3,632 250
Series 2016-H24 Class JI
Interest Only STRIP
2.978% due 11/20/66 (~)(Ê) 1,386 152

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
158 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 408 9
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46 543 26
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 1,043 27
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 615 70
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 851 159
Series 2017-26 Class MI
Interest Only STRIP
5.000% due 11/20/39 1,381 223
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 528 90
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 1,829 306
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 2,017 151
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 743 89
Series 2017-120 Class IJ
Interest Only STRIP
4.000% due 04/20/47 1,736 122
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 898 174
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 404 46
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 871 140
Series 2017-132 Class IB
Interest Only STRIP
5.500% due 09/20/47 785 147
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 901 47
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45 2,486 420
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 642 25
Series 2017-H01 Class AI
Interest Only STRIP
2.798% due 12/20/66 (~)(Ê) 4,158 414
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 1,870 229
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 3,806 483
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,742 246
Series 2017-H03 Class HI
Interest Only STRIP
1.559% due 01/20/67 (~)(Ê) 3,418 200
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 3,973 449
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 3,579 360
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 1,628 101
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê) 2,635 278
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 1,214 172
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 2,706 296
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 4,620 458
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,420 383
Series 2017-H10 Class MI
Interest Only STRIP
2.295% due 04/20/67 (~)(Ê) 2,816 240
Series 2017-H11 Class NI
Interest Only STRIP
2.601% due 05/20/67 (~)(Ê) 2,371 224
Series 2017-H13 Class QI
Interest Only STRIP
1.386% due 06/20/67 (~)(Ê) 2,725 283
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 2,385 271
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 3,566 312
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 5,187 469
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê) 2,229 256
Series 2017-H20 Class GI
Interest Only STRIP
2.265% due 09/20/67 (~)(Ê) 6,408 656
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 1,473 93
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (Ê) 1,257 188
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 332 20

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 159
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 2,109 152
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 4,718 556
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 2,662 310
Series 2018-H02 Class GI
Interest Only STRIP
2.338% due 12/20/67 (~)(Ê) 2,519 309
Series 2018-H02 Class PI
Interest Only STRIP
2.200% due 02/20/68 (~)(Ê) 1,846 229
Series 2018-H05 Class AI
Interest Only STRIP
2.535% due 02/20/68 (~)(Ê) 1,604 194
Series 2019-35 Class SE
Interest Only STRIP
5.955% due 01/16/44 (Ê) 2,153 390
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (Ê) 230 27
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (Ê) 155 20
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (Ê) 4,902 902
Series 2019-153 Class GS
Interest Only STRIP
5.860% due 12/20/49 (Ê) 2,640 741
Series 2019-158 Class PI
Interest Only STRIP
3.500% due 12/20/49 1,854 212
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (Ê) 585 64
Series 2020-18 Class SW
Interest Only STRIP
5.910% due 02/20/50 (Ê) 4,792 833
Series 2020-46 Class MI
Interest Only STRIP
4.658% due 04/20/50 6,350 700
Series 2020-H09 Class GI
Interest Only STRIP
3.286% due 05/20/70 (~)(Ê) 3,636 382
Goldman Sachs Mortgage Securities
Trust
Series 2014-GC24 Class D
4.665% due 09/10/47 (~)(Ê)(Þ) 819 332
GS Mortgage Securities Trust
Series 2013-GC10 Class C
4.285% due 02/10/46 (~)(Ê)(Þ) 198 199
Series 2013-GC13 Class D
4.220% due 07/10/46 (~)(Ê)(Þ) 513 366
Series 2014-GC20 Class C
4.965% due 04/10/47 (~)(Ê) 420 369
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C12 Class C
4.236% due 07/15/45 (~)(Ê) 406 392
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-C12 Class E
4.236% due 07/15/45 (~)(Ê)(Þ) 275 193
Series 2013-C14 Class F
3.598% due 08/15/46 (~)(Ê)(Þ) 650 407
Series 2014-C22 Class C
4.709% due 09/15/47 (~)(Ê) 218 186
Series 2017-C5 Class C
4.512% due 03/15/50 (~)(Ê) 307 279
JPMorgan Alternative Loan Trust
Series 2007-A2 Class 12A1
0.368% due 06/25/37 (Ê) 166 79
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP9 Class AMS
5.337% due 05/15/47 361 308
Series 2007-CB20 Class E
6.375% due 02/12/51 (~)(Ê)(Þ) 901 365
Series 2011-C3 Class B
5.013% due 02/15/46 (~)(Ê)(Þ) 319 312
Series 2011-C3 Class E
5.853% due 02/15/46 (~)(Ê)(Þ) 176 66
Series 2011-C4 Class C
5.526% due 07/15/46 (~)(Ê)(Þ) 226 226
Series 2012-C6 Class E
5.324% due 05/15/45 (~)(Ê)(Þ) 500 303
Series 2012-CBX Class B
5.082% due 06/15/45 (~)(Ê) 249 233
Series 2013-C16 Class D
5.195% due 12/15/46 (~)(Ê)(Þ) 211 199
Series 2013-LC11 Class D
4.306% due 04/15/46 (~)(Ê) 400 260
Series 2013-LC11 Class E
3.250% due 04/15/46 (~)(Ê)(Þ) 500 287
Mello Warehouse Securitization
Trust
Series 2019-1 Class A
0.968% due 06/25/52 (Ê)(Þ) 700 700
ML-CFC Commercial Mortgage
Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 230 138
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C6 Class G
4.500% due 11/15/45 (~)(Ê)(Þ) 387 182
Series 2013-C10 Class E
4.218% due 07/15/46 (~)(Ê)(Þ) 276 173
Series 2013-C10 Class F
4.218% due 07/15/46 (~)(Ê)(Þ) 885 413
Series 2013-C11 Class E
4.498% due 08/15/46 (~)(Ê)(Þ) 272 109
Series 2013-C12 Class E
4.924% due 10/15/46 (~)(Ê)(Þ) 758 337
Series 2014-C14 Class D
5.111% due 02/15/47 (~)(Ê)(Þ) 466 426
Series 2015-C23 Class D
4.150% due 07/15/50 (~)(Ê)(Þ) 217 182
Series 2016-C29 Class C
4.905% due 05/15/49 (~)(Ê) 320 297
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ) 384 160

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
160 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-C4 Class C
5.600% due 03/15/45 (~)(Ê)(Þ) 383 333
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ) 145 64
Mortgage Repurchase Agreement
Financing Trust
1.000% due 04/23/23 (Š) 148 148
Series 2020-2 Class A1
1.927% due 05/29/22 (Ê)(Þ) 300 300
Multifamily Connecticut Avenue
Securities Trust
Series 2020-01 Class M10
3.918% due 03/25/50 (Ê)(Þ) 372 338
Oaktown Re, Ltd.
Series 2018-1A Class M2
3.018% due 07/25/28 (Ê)(Þ) 340 319
Sharpe Capital LLC
3.150% due 07/25/24 636 636
Station Place Securitization Trust
Series 2020-6 Class A
1.929% due 09/07/21 (Ê)(Š)(Þ) 319 319
Series 2020-WL1 Class A
1.334% due 06/25/51 (Ê)(Þ) 344 344
Structured Asset Mortgage
Investments II Trust
Series 2006-AR7 Class A1A
0.378% due 08/25/36 (Ê) 128 120
Series 2006-AR7 Class A1BG
0.288% due 08/25/36 (Ê) 636 586
UBS Commercial Mortgage Trust
Series 2012-C1 Class E
5.000% due 05/10/45 (~)(Ê)(Þ) 291 99
Series 2019-C17 Class C
3.758% due 10/15/52 533 490
UBS-Barclays Commercial Mortgage
Trust
Series 2012-C2 Class E
5.046% due 05/10/63 (~)(Ê)(Þ) 155 60
Series 2012-C2 Class F
5.000% due 05/10/63 (~)(Ê)(Þ) 221 32
Series 2012-C3 Class C
5.198% due 08/10/49 (~)(Ê)(Þ) 161 162
Series 2012-C4 Class D
4.621% due 12/10/45 (~)(Ê)(Þ) 258 124
Series 2013-C6 Class B
3.875% due 04/10/46 (~)(Ê)(Þ) 233 222
UBS-Citigroup Commercial
Mortgage Trust
Series 2011-C1 Class B
6.252% due 01/10/45 (~)(Ê)(Þ) 401 410
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2005-AR1 Class A2B
0.968% due 01/25/45 (Ê) 37 37
Series 2005-AR10 Class 1A3
4.133% due 09/25/35 (~)(Ê) 370 385
Wells Fargo Commercial Mortgage
Trust
Series 2012-LC5 Class D
4.918% due 10/15/45 (~)(Ê)(Þ) 303 298
Series 2013-LC12 Class D
4.411% due 07/15/46 (~)(Ê)(Þ) 492 157
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-LC16 Class D
3.938% due 08/15/50 (Þ) 381 225
Series 2016-BNK1 Class C
3.071% due 08/15/49 (~)(Ê) 320 236
Series 2018-C48 Class C
5.291% due 01/15/52 (~)(Ê) 274 285
Series 2020-C56 Class C
3.751% due 06/15/53 (~)(Ê) 273 274
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class F
5.000% due 06/15/44 (~)(Ê)(Þ) 998 517
Series 2012-C7 Class D
4.966% due 06/15/45 (~)(Ê)(Þ) 140 77
Series 2012-C7 Class E
4.966% due 06/15/45 (~)(Ê)(Þ) 550 215
Series 2012-C9 Class E
4.971% due 11/15/45 (~)(Ê)(Þ) 399 306
Series 2012-C10 Class D
4.576% due 12/15/45 (~)(Ê)(Þ) 795 291
153,617
Non-US Bonds - 9.9%
ADLER Real Estate AG
2.125% due 02/06/24 EUR 1,650 1,856
Altice France SA
Series REGS
2.250% due 01/15/25 EUR 1,913 2,154
2.500% due 01/15/25 EUR 2,400 2,747
2.125% due 02/15/25 EUR 400 451
Banco BPM SpA
1.525% due 02/18/25 EUR 500 551
Bank of Ireland Group
1.000% due 11/25/25 EUR 150 177
Bank of Ireland Group PLC
1.000% due 11/25/25 (Ê) EUR 500 589
Cellnex Telecom SA
2.375% due 01/16/24 EUR 1,300 1,608
Commerzbank AG
1.750% due 01/22/25 GBP 600 774
Crown European Holdings SA
Series REGS
0.750% due 02/15/23 EUR 800 922
2.625% due 09/30/24 EUR 2,450 2,969
3.375% due 05/15/25 EUR 200 249
EDP Finance BV
1.125% due 02/12/24 EUR 950 1,156
Elis SA
1.750% due 04/11/24 EUR 1,200 1,392
Eurofins Scientific SE
2.125% due 07/25/24 EUR 1,800 2,195
Faurecia SE
2.625% due 06/15/25 EUR 400 461
Fiat Chrysler Finance Europe SA
Series GMTN
3.750% due 03/29/24 EUR 1,900 2,356
Gazprom OAO Via Gaz Capital SA
4.250% due 04/06/24 GBP 400 552
Gazprom PJSC Via Gaz Capital PLC
2.950% due 04/15/25 EUR 210 256
Grifols SA
Series REGS
1.625% due 02/15/25 EUR 2,839 3,282
IHO Verwaltungs GmbH

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 161
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.625% due 05/15/25 EUR 950 1,124
International Game Technology PLC
Series REGS
3.500% due 07/15/24 EUR 930 1,068
Loxam SAS
3.250% due 01/14/25 EUR 600 678
Marks & Spencer Group PLC
6.000% due 06/12/20 GBP 380 533
Matterhorn Telecom SA
Series REGS
2.625% due 09/15/24 EUR 1,100 1,270
Mexichem SAB de CV
4.875% due 09/19/22 USD 750 791
Nexans SA
3.750% due 08/08/23 EUR 600 735
Nokia OYJ
2.000% due 03/15/24 EUR 1,300 1,574
OI European Group BV
Series REGS
3.125% due 11/15/24 EUR 1,500 1,796
Pension Insurance Corp. PLC
6.500% due 07/03/24 GBP 600 915
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 700 894
Petroleos Mexicanos
3.750% due 02/21/24 EUR 1,680 1,846
Phoenix Group Holdings
4.125% due 07/20/22 GBP 1,500 2,036
Q-Park Holding I BV
Series REGS
1.500% due 03/01/25 EUR 2,140 2,347
Rexel SA
2.125% due 06/15/25 EUR 1,870 2,184
Rothesay Life PLC
8.000% due 10/30/25 GBP 450 707
Santander Issuances SAU
2.500% due 03/18/25 EUR 500 620
SIG Combibloc PurchaseCo Sarl
2.125% due 06/18/25 (Þ) EUR 723 869
Series REGS
2.125% due 06/18/25 EUR 1,250 1,504
Smurfit Kappa Acquisitions
Unlimited Co.
Series REGS
2.750% due 02/01/25 EUR 2,500 3,080
SoftBank Group Corp.
4.500% due 04/20/25 EUR 950 1,170
Stora Enso OYJ
2.125% due 06/16/23 EUR 200 245
Telecom Italia SpA
2.750% due 04/15/25 EUR 2,900 3,527
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 785 1,091
Tesco Personal Finance Group PLC
3.500% due 07/25/25 GBP 1,000 1,371
Thyssenkrupp AG
2.875% due 02/22/24 EUR 1,800 2,057
Ubisoft Entertainment SA
1.289% due 01/30/23 EUR 1,000 1,191
Unione di Banche Italiane SpA
1.625% due 04/21/25 EUR 1,400 1,652
Vale SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.750% due 01/10/23 EUR 1,195 1,477
Valeo SA
Series EMTN
1.500% due 06/18/25 EUR 500 571
Volvo Car AB
2.125% due 04/02/24 EUR 1,650 1,941
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 2,050 2,379
71,940
United States Government Treasuries - 2.0%
United States Treasury Inflation
Indexed Bonds
0.125% due 01/15/30 13,254 14,699
Total Long-Term Investments
(cost $540,422) 534,473
Common Stocks - 0.0%
Consumer Discretionary - 0.0%
Constellis Holdings LLC(Æ) 4,968 1
Energy - 0.0%
Southcross Energy Partners LLC(Æ) 7,201 1
Total Common Stocks
(cost $54) 2
Preferred Stocks - 0.0%
Energy - 0.0%
Southcross Energy Partners LLC(Æ)
0.000% 10,561 7
Total Preferred Stocks
(cost $9) 7
Options Purchased - 0.5%
(Number of Contracts)
Cross Currency Options
(CAD/USD)
Credit Agricole Aug 2020 1.35 Put (1) USD 18,225 (ÿ) 169
(EUR/CHF)
JPMorgan Chase Mar 2021 1.00 Put
(1) EUR 12,000 (ÿ) 39
(EUR/USD)
BNP Paribas Sep 2020 1.16 Call (1) EUR 23,541 (ÿ) 438
JPMorgan Chase Sep 2020 1.14 Call
(1) EUR 7,695 (ÿ) 275
(JPY/AUD)
BNP Paribas Sep 2020 72.00 Put (1) AUD 1,360,800 (ÿ) 23
(USD/CAD)
Societe Generale Aug 2020 1.38 Call
(1) USD 7,466 (ÿ) 3
(USD/JPY)
JPMorgan Chase Sep 2020 105.00
Put (1) USD 56,700 (ÿ) 170
Euro STOXX 50 Index
Futures
Morgan Stanley Sep 2020 70.00 Call
(1,350) EUR 4,725 (ÿ) 32
Morgan Stanley Sep 2020 90.00 Call
(1,350) EUR 6,075 (ÿ) 4
Morgan Stanley Sep 2020 3,550.00
Call (324) EUR 11,502 (ÿ) 12

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
162 Unconstrained Total Return Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae Bonds
JPMorgan Chase Aug 2020 102.09
Call (1) USD 10,000 (ÿ) 153
JPMorgan Chase Aug 2020 102.66
Call (1) USD 7,000 (ÿ) 67
JPMorgan Chase Aug 2020 102.88
Call (1) USD 4,000 (ÿ) 30
JPMorgan Chase Aug 2020 104.03
Call (1) USD 23,000 (ÿ) 243
JPMorgan Chase Aug 2020 104.38
Call (1) USD 12,000 (ÿ) 84
JPMorgan Chase Aug 2020 105.16
Call (1) USD 28,000 (ÿ) 85
JPMorgan Chase Aug 2020 106.00
Call (1) USD 20,000 (ÿ) 50
JPMorgan Chase Sep 2020 104.25
Call (1) USD 16,000 (ÿ) 114
JPMorgan Chase Sep 2020 105.08
Call (1) USD 72,000 (ÿ) 370
JPMorgan Chase Aug 2020 103.60
Put (1) USD 11,000 (ÿ) —
JPMorgan Chase Aug 2020 105.22
Put (1) USD 17,000 (ÿ) —
Russell 2000 Index
Morgan Stanley Aug 2020 1,420.00
Call (27) USD 3,834 (ÿ) 215
S&P 500 E-Mini Index
Futures
Morgan Stanley Aug 2020 3,100.00
Put (54) USD 8,370 (ÿ) 55
Morgan Stanley Sep 2020 2,500.00
Put (68) USD 8,500 (ÿ) 20
Morgan Stanley Sep 2020 3,100.00
Put (135) USD 20,925 (ÿ) 361
Morgan Stanley Oct 2020 3,000.00
Put (135) USD 20,250 (ÿ) 457
SPX Volatility Index
Morgan Stanley Sep 2018 17.00 Put
(3,915) USD 6,656 (ÿ) 23
Morgan Stanley Sep 2020 23.00 Put
(324) USD 745 (ÿ) 29
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Citigroup, USD 0.687%/USD 3 Month
LIBOR, USD 6,473, 08/30/20)
Citigroup Aug 2020 0.00 Call (1) 6,473 (ÿ)
101
(Goldman Sachs, USD 0.300%/USD 3
Month LIBOR, USD 1,942, 08/10/20)
Goldman Sachs Aug 2020 0.00 Call
(1) 1,942 (ÿ) 4
(Citigroup, USD 3 Month LIBOR/USD
0.687%, USD 6,473, 08/03/20)
Citigroup Aug 2020 0.00 Call (1) 6,473 (ÿ)
—
(Goldman Sachs, USD 0.300%/USD 3
Month LIBOR, USD 1,942, 08/10/20)
Goldman Sachs Aug 2020 0.00
Put (1)
1,942 (ÿ)
—
United States 10 Year
Treasury Note Futures
Morgan Stanley Aug 2020 137.00 Put
(432) USD 59,184 (ÿ) 7
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Aug 2020 138.00 Put
(162) USD 22,356 (ÿ) 5
Total Options Purchased
(cost $3,000) 3,638
Short-Term Investments - 26.1%
AP Exhaust Acquisition LLC Term Loan
8.733% due 09/30/20 (Ê)(Š) 109 109
Belgium Treasury Certificates
Series 12M
0.000% due 09/10/20 2,200 2,593
0.000% due 11/12/20 3,040 3,587
Dutch Treasury Certificate
0.000% due 08/28/20 1,100 1,296
0.000% due 09/29/20 1,100 1,297
0.000% due 10/29/20 1,550 1,828
France Treasury Bills
0.000% due 08/12/20 3,000 3,534
0.000% due 08/19/20 1,100 1,296
0.000% due 08/26/20 900 1,061
0.000% due 09/23/20 3,560 4,196
0.000% due 10/14/20 3,900 4,599
0.000% due 10/21/20 7,250 8,550
0.000% due 12/16/20 1,500 1,771
German Treasury Bills
0.000% due 08/05/20 2,600 3,063
0.000% due 09/09/20 1,400 1,650
0.000% due 10/07/20 1,300 1,533
0.000% due 11/04/20 4,300 5,072
0.000% due 12/09/20 100 118
0.000% due 01/20/21 500 591
0.000% due 05/05/21 5,025 5,945
Italy Buoni Ordinari del Tesoro BOT
0.067% due 09/14/20 2,000 2,357
0.000% due 11/30/20 3,800 4,481
0.000% due 04/14/21 1,900 2,243
Japan Treasury Discount Bills
Series 871
0.000% due 11/20/20 210,000 1,985
Series 911
0.000% due 08/31/20 487,000 4,601
Jason, Inc. 1st Lien Term Loan
4.743% due 06/30/21 (Ê) 348 181
Kingdom of Belgium Treasury Bills
Series 12M
0.000% due 01/14/21 700 827
New Constellis Borrower LLC Term Loan
11.000% due 06/30/21 (Ê) 180 177
Station Place Securitization Trust
Series 2019-7 Class A
0.873% due 09/24/20 (Ê)(Þ) 696 696
Series 2020-2 Class A
0.998% due 03/26/21 (Ê)(Þ) 693 693
U.S. Cash Management Fund(@) 78,372,860 (∞) 78,362
United Kingdom Treasury Bills
0.000% 08/17/20 1,600 2,094
0.039% due 11/16/20 (ž) 1,100 1,440
United States Cash Management Bill
Series WI
0.122% due 09/08/20 (ç)(ž) 160 160
0.139% due 09/22/20 (ç)(ž) 497 497
0.093% due 10/27/20 (ž) 2,126 2,126

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Bills
0.009% due 08/06/20 (ç)(ž) 797 797
0.000% due 08/13/20 (ç)(ž) 1,112 1,112
0.000% due 08/20/20 (ç)(ž) 1,184 1,184
0.032% due 09/03/20 (ç)(ž) 428 428
0.005% due 09/10/20 (ç)(ž) 1,212 1,212
0.167% due 10/08/20 (ž) 2,365 2,365
0.090% due 10/15/20 (ž) 2,389 2,389
0.090% due 10/22/20 (ž) 3,494 3,493
0.094% due 12/24/20 (ž) 11,000 10,996
Series WI
0.098% due 08/11/20 (ç)(ž) 4,040 4,040
0.116% due 08/25/20 (ç)(ž) 1,203 1,203
0.088% due 09/15/20 (ž) 4,000 4,000
Total Short-Term Investments
(cost $185,739) 189,828
Total Investments - 100.0%
(identified cost $729,224) 727,948
Securities Sold Short - (6.3)%
Long-Term Investments - (6.3)%
Mortgage-Backed Securities - (6.3)%
Fannie Mae
30 Year TBA(Ï)
2.000% (11,000) (11,397)
2.500% (19,000) (19,952)
3.000% (3,000) (3,167)
3.500% (8,000) (8,436)
4.000% (3,000) (3,187)
(46,139)
Total Securities Sold Short
(proceeds $45,917) (46,139)
Other Assets and Liabilities,
Net - 6.3%
46,015
Net Assets - 100.0%
727,824

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
164 Unconstrained Total Return Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
8.1%
AIMCO 12/12/17 500,000 100.00 500
424
Alcoa Nederland Holding BV 04/15/20 1,550,000 101.30 1,570
1,616
Anglo American Capital PLC 06/15/20 400,000 105.10 420
427
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 05/28/20 600,000 104.48 627
636
Arroyo Mortgage Trust 06/24/20 594,000 100.00 594
596
Avolon Holdings Funding, Ltd. 11/18/19 2,200,000 107.76 2,371
2,053
Bank Commercial Mortgage Pass-Through Certificates 07/28/20 563,000 70.88 399
400
Barry Callebaut Services NV 04/24/20 200,000 106.50 213
214
Bear Stearns Commercial Mortgage Securities Trust 08/24/17 135,000 100.21 135
73
Chevy Chase Funding LLC Mortgage-Backed Certificates 05/24/19 330,188 85.96 284
235
Citigroup Commercial Mortgage Trust 05/04/20 434,000 87.58 380
404
Colfax Corp. 11/18/19 350,000 105.61 370
368
Commercial Mortgage Trust 03/10/17 454,000 76.92 349
300
Commercial Mortgage Trust 06/22/17 202,000 81.23 164
106
Commercial Mortgage Trust 05/02/19 645,000 93.36 602
307
Commercial Mortgage Trust 01/24/20 355,000 75.13 267
235
Commercial Mortgage Trust 02/27/20 164,000 92.63 152
73
Credit Suisse Commercial Mortgage Trust 12/13/17 8,746 100.77 9
9
CSAIL Commercial Mortgage Trust 07/23/20 209,000 87.73 183
182
DBUBS Mortgage Trust 04/23/20 264,000 85.54 226
227
DBUBS Mortgage Trust 05/15/20 251,000 99.32 249
252
Fannie Mae Connecticut Avenue Securities 03/05/19 306,000 100.00 306
286
Fannie Mae Connecticut Avenue Securities 04/09/19 147,000 100.00 147
136
Fannie Mae Connecticut Avenue Securities 10/02/19 136,000 100.00 136
105
Fannie Mae Connecticut Avenue Securities 01/14/20 281,000 105.77 297
242
Fannie Mae Connecticut Avenue Securities 02/03/20 273,000 100.00 273
191
Fannie Mae Connecticut Avenue Securities 04/28/20 831,595 87.71 729
818
First Quantum Minerals, Ltd. 11/18/19 400,000 100.90 404
402
Fortescue Metals Group, Ltd. 01/24/20 1,300,000 105.71 1,374
1,388
Freddie Mac Seasoned Credit Risk Transfer Trust 05/08/19 183,000 93.87 172
177
Freddie Mac Structured Agency Credit Risk Debt Notes 10/01/19 317,077 100.89 320
306
Freddie Mac Structured Agency Credit Risk Debt Notes 10/03/19 404,000 109.01 440
349
Freddie Mac Structured Agency Credit Risk Debt Notes 10/11/19 243,000 129.51 315
223
Freddie Mac Structured Agency Credit Risk Debt Notes 10/16/19 94,000 106.26 100
72
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 239,000 126.09 301
223
Freddie Mac Structured Agency Credit Risk Debt Notes 10/17/19 76,000 127.54 97
71
Freddie Mac Structured Agency Credit Risk Debt Notes 01/31/20 100,000 138.82 139
94
Freddie Mac Structured Agency Credit Risk Debt Notes 02/05/20 170,000 124.18 211
134
Freddie Mac Structured Agency Credit Risk Debt Notes 04/24/20 1,130,000 85.68 968
1,065
Freddie Mac Structured Agency Credit Risk Debt Notes 06/30/20 462,000 100.00 462
462
Freddie Mac Structured Agency Credit Risk Debt Notes 07/21/20 286,000 100.00 286
283
Fresenius US Finance II, Inc. 11/18/19 1,800,000 104.37 1,879
1,901
GC EOS Buyer, Inc. 07/17/20 380,000 95.23 362
361
General Electric Co. 05/07/20 720,000 101.33 730
759
Goldman Sachs Mortgage Securities Trust 10/01/18 819,000 88.09 721
332
GS Mortgage Securities Trust 05/19/20 513,000 66.89 343
366
GS Mortgage Securities Trust 07/16/20 198,000 99.78 198
199
Guggenheim CLO LLC 10/05/18 757,000 99.11 750
641
Hanesbrands, Inc. 11/19/19 2,800,000 103.96 2,911
2,962
Intesa Sanpaolo SpA 11/18/19 1,500,000 101.63 1,524
1,578
JPMBB Commercial Mortgage Securities Trust 03/20/17 650,000 70.65 459
407
JPMBB Commercial Mortgage Securities Trust 10/31/19 275,000 91.05 250
193
JPMorgan Chase Commercial Mortgage Securities Trust 09/22/16 500,000 96.42 482
303
JPMorgan Chase Commercial Mortgage Securities Trust 12/13/17 901,000 100.34 904
365
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/18 500,000 73.16 366
287
JPMorgan Chase Commercial Mortgage Securities Trust 03/06/19 176,000 97.74 172
66
JPMorgan Chase Commercial Mortgage Securities Trust 04/24/20 319,000 96.18 307
312
JPMorgan Chase Commercial Mortgage Securities Trust 05/28/20 226,000 99.50 225
226
JPMorgan Chase Commercial Mortgage Securities Trust 06/16/20 211,000 87.16 184
199
LCM XVIII, LP 04/12/18 750,000 100.00 750
603
Magnetite XV CLO, Ltd. 01/08/19 275,000 91.88 253
228
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
529
Mello Warehouse Securitization Trust 05/08/19 700,000 100.00 700
700
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 758,382 88.21 669
337
Morgan Stanley Bank of America Merrill Lynch Trust 04/05/18 1,161,000 83.49 955
586
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/19 272,000 50.60 138
109
Morgan Stanley Bank of America Merrill Lynch Trust 01/31/20 387,000 93.20 361
182

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 165
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Morgan Stanley Bank of America Merrill Lynch Trust 07/16/20 217,000 83.45 181
182
Morgan Stanley Bank of America Merrill Lynch Trust 07/28/20 466,000 91.57 427
426
Morgan Stanley Capital I Trust 08/21/17 384,000 87.91 338
160
Morgan Stanley Capital I Trust 05/08/18 528,000 84.58 444
397
Mortgage Repurchase Agreement Financing Trust 05/22/20 300,000 100.00 300
300
Multifamily Connecticut Avenue Securities Trust 03/10/20 372,000 100.00 372
338
Mylan, Inc. 11/18/19 630,000 101.06 637
665
Nationstar HECM Loan Trust 07/25/18 320,000 97.55 312
302
Nationstar HECM Loan Trust 11/21/19 425,000 100.00 425
424
Netflix, Inc. 06/11/20 300,000 102.56 308
318
NRG Energy, Inc. 11/18/19 850,000 102.65 873
911
NXP BV / NXP Funding LLC 11/19/19 2,900,000 107.43 3,115
3,262
NXP BV / NXP Funding LLC / NXP USA, Inc. 05/05/20 370,000 101.08 374
396
Oaktown Re, Ltd. 07/10/18 39,758 102.92 41
40
Oaktown Re, Ltd. 07/19/18 340,000 100.00 340
319
Prime Security Services Borrower LLC / Prime Finance, Inc. 11/18/19 250,000 102.26 256
269
Sealed Air Corp. 11/19/19 2,300,000 106.96 2,460
2,530
SIG Combibloc PurchaseCo Sarl 06/11/20 EUR 723,000 113.00 817
869
Sound Point CLO III-R, Ltd. 01/09/19 300,000 96.29 289
187
Sound Point CLO XIX, Ltd. 03/27/18 1,400,000 99.14 1,388
1,005
Station Place Securitization Trust 07/22/19 696,000 100.00 696
696
Station Place Securitization Trust 02/24/20 693,000 100.00 693
693
Station Place Securitization Trust 06/02/20 319,000 100.00 319
319
Station Place Securitization Trust 06/24/20 344,000 100.00 344
344
Steele Creek CLO, Ltd. 11/07/17 250,000 100.00 250
174
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
746
TerraForm Power Operating LLC 05/20/20 1,500,000 102.27 1,534
1,572
T-Mobile USA, Inc. 05/14/20 2,400,000 105.13 2,523
2,652
Towd Point Mortgage Trust 05/14/20 293,000 102.49 300
321
Towd Point Mortgage Trust 05/21/20 138,000 90.03 124
140
Trinitas CLO VIII, Ltd. 07/11/19 2,000,000 90.54 1,812
1,542
Trinitas CLO X, Ltd. 03/15/19 700,000 95.39 668
612
UBS Commercial Mortgage Trust 08/01/18 291,000 87.55 255
99
UBS-Barclays Commercial Mortgage Trust 09/23/16 155,000 94.49 146
60
UBS-Barclays Commercial Mortgage Trust 11/17/16 221,000 70.51 156
32
UBS-Barclays Commercial Mortgage Trust 05/07/19 258,000 96.75 250
124
UBS-Barclays Commercial Mortgage Trust 05/28/20 161,000 99.31 160
162
UBS-Barclays Commercial Mortgage Trust 07/09/20 233,000 94.71 221
222
UBS-Citigroup Commercial Mortgage Trust 04/28/20 401,000 94.40 379
410
UniCredit SpA 11/18/19 350,000 114.09 399
410
Vsita Point Securitization Trust 07/30/20 1,069,000 100.00 1,069
1,069
Wells Fargo Commercial Mortgage Trust 10/03/16 492,000 88.72 436
157
Wells Fargo Commercial Mortgage Trust 02/14/17 381,000 83.22 317
225
Wells Fargo Commercial Mortgage Trust 05/07/20 303,000 92.45 280
298
WFRBS Commercial Mortgage Trust 12/15/16 795,000 89.91 715
291
WFRBS Commercial Mortgage Trust 03/10/17 998,000 81.84 817
517
WFRBS Commercial Mortgage Trust 05/05/17 690,000 90.71 598
292
WFRBS Commercial Mortgage Trust 10/16/18 399,000 86.45 345
306
Zais CLO 11, Ltd. 11/16/18 250,000 97.28 243
102
58,782
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
166 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Advanced Disposal Services, Inc. Term Loan B3 USD 1 Week LIBOR 2.250
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh , Inc. 2020 Term Loan USD 3 Month LIBOR 6.000
AGS LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
AIMCO USD 3 Month LIBOR 5.200
Air Methods Corp. Term Loan B USD 3 Month LIBOR 3.500
Albea Beauty Holdings SA Term Loan B2 USD 3 Month LIBOR 3.000
Almonde , Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alternative Loan Trust USD 1 Month LIBOR 0.190
Alternative Loan Trust USD 1 Month LIBOR 0.330
Alterra Mountain Comp. 2020 Term Loan B USD 1 Month LIBOR 4.500
Alvogen Group, Inc. Extended Term Loan USD 6 Month LIBOR 5.250
American Airlines, Inc. 2017 Replacement Term Loan USD 1 Month LIBOR 1.750
American Home Mortgage Investment Trust USD 1 Month LIBOR 0.190
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
AP Exhaust Acquisition LLC 2019 Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC 2019 Term Loan B USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan USD 3 Month LIBOR 0.000
AP Gaming I LLC 2020 Incremental Term Loan USD 3 Month LIBOR 13.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AppLovin Corp. 2020 Incremental Term Loan B USD 1 Month LIBOR 4.000
APRO LLC Term Loan B USD 2 Month LIBOR 4.000
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Aristocrat Leisure, Ltd. 2020 Incremental Term Loan B USD 3 Month LIBOR 3.750
Ascena Retail Group, Inc. Term Loan B USD 1 Month LIBOR 4.500
AssuredPartners , Inc. Term Loan B USD 1 Month LIBOR 3.500
Bank of Ireland Group PLC
EUR Swap Annual (versus 6 Month EURIBOR) 1
Year Rate 1.250
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.320
Berry Global, Inc. 2019 Term Loan Y USD 1 Month LIBOR 2.000
Big Ass Fans LLC Repricing Term Loan USD 3 Month LIBOR 3.750
BI-LO, LLC Term Loan B USD 3 Month LIBOR 8.000
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
BroadStreet Partners, Inc. Term Loan B USD 1 Week LIBOR 3.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Caesars Resort Collection  LLC 2020 Term Loan USD 3 Month LIBOR 4.500
Cambium Learning Group, Inc. USD 3 Month LIBOR 4.500
Camelot Finance SA Term Loan B USD 1 Month LIBOR 3.000
Cardtronics USA, Inc. Term Loan B USD 1 Month LIBOR 4.000
Carestream Health, Inc. 2020 Extended Term Loan USD 3 Month LIBOR 6.750
Castle Holding Corp. Term Loan B USD 1 Month LIBOR 3.750
CenturyLink, Inc. Term Loan B USD 1 Month LIBOR 2.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Charter Communications Operating LLC Term Loan B2 USD 1 Month LIBOR 1.750
Chevy Chase Funding LLC Mortgage-Backed Certificates USD 1 Month LIBOR 0.180
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.350
Cogeco Communications II, LP 1st Lien Term Loan B USD 1 Month LIBOR 2.000
Cornerstone OnDemand , Inc. Term Loan B USD 1 Month LIBOR 4.250
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 167
Variable Rate Securities
Securities Referenced Rate Spread %
Countrywide Alternative Loan Trust USD 1 Month LIBOR 0.190
CSC Holdings LLC 2019 Term Loan B5 USD 1 Month LIBOR 2.500
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Cvent , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Deliver Buyer, Inc. 2020 Incremental Term Loan B USD 3 Month LIBOR 6.250
Delta Air Lines, Inc. Term Loan B USD 3 Month LIBOR 4.750
Douglas Dynamics, Inc. 2020 Term Loan B USD 1 Month LIBOR 3.750
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola /Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 3.750
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.600
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.850
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 12.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.500
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 9.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 10.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.450
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.100
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 11.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.000
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.700
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.200

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
168 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Formula One Management, Ltd. Term Loan B USD 1 Month LIBOR 2.500
Fort Dearborn Co. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.475
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 11.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.900
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 11.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 8.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 10.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.300
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 7.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.350
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.550
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 9.200
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.850
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 5.150
Froneri International, Ltd. Term Loan USD 1 Month LIBOR 2.250
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.550
Ginnie Mae REMICS USD 1 Month LIBOR 6.000

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 169
Variable Rate Securities
Securities Referenced Rate Spread %
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.750
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.700
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GSAA Home Equity Trust USD 1 Month LIBOR 0.250
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guggenheim CLO LLC USD 3 Month LIBOR 6.590
Guidehouse LLP 1st Lien Loan USD 1 Month LIBOR 4.500
HCA, Inc. Term Loan B13 USD 1 Month LIBOR 1.750
Helios Software Holdings, Inc. Term Loan USD 6 Month LIBOR 4.250
Hertz Global Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.750
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Ingersoll-Rand PLC Term Loan B USD 1 Month LIBOR 1.750
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jane Street Group LLC Term Loan USD 1 Month LIBOR 3.000
Jason, Inc. 1st Lien Term Loan USD 2 Month LIBOR 4.500
JPMorgan Alternative Loan Trust USD 1 Month LIBOR 0.200
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
LifeScan Global Corp. 1st Lien Term Loan USD 6 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Magnetite XV CLO, Ltd. USD 3 Month LIBOR 5.200
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
Mavis Tire Express Services Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
Mello Warehouse Securitization Trust USD 1 Month LIBOR 0.800
MH Sub I LLC 1st Lien Term Loan USD 3 Month LIBOR 3.500
MH Sub I LLC Incremental Term Loan USD 3 Month LIBOR 3.750
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Milage Plus Holdings LLC 2020 Term Loan B USD 3 Month LIBOR 5.250

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
170 Unconstrained Total Return Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mortgage Repurchase Agreement Financing Trust USD 1 Month LIBOR 1.750
MTN Infrastructure TopCo , Inc. Term Loan B USD 1 Month LIBOR 4.000
Multifamily Connecticut Avenue Securities Trust USD 1 Month LIBOR 3.750
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
New Constellis Borrower LLC 2020 2nd Lien Term Loan USD 6 Month LIBOR 0.000
New Constellis Borrower LLC Term Loan USD 1 Month LIBOR 7.500
New Constellis Borrower LLC Term Loan USD 1 Month LIBOR 10.000
NFP Corp. Term Loan USD 1 Month LIBOR 3.250
NN, Inc. Term Loan USD 1 Month LIBOR 5.750
Oaktown Re, Ltd. USD 1 Month LIBOR 2.850
Oaktown Re, Ltd. USD 1 Month LIBOR 4.000
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 3.750
PG&E Corp. 2020 Exit Term Loan B USD 3 Month LIBOR 4.500
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC Term Loan B1 USD 12 Month LIBOR 3.250
PUG LLC Term Loan USD 1 Month LIBOR 3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Reynolds Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Royal Bank of Scotland Group PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.150
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
SBA Senior Finance II LLC Term Loan B USD 1 Month LIBOR 1.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 6 Month LIBOR 2.750
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
SMG US Midco 2, Inc. 2020 Term Loan USD 3 Month LIBOR 2.500
Solvay Acetow Gmbh Term Loan USD 3 Month LIBOR 5.500
Sonicwall US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Station Place Securitization Trust USD 1 Month LIBOR 1.750
Station Place Securitization Trust USD 1 Month LIBOR 1.150
Station Place Securitization Trust USD 1 Month LIBOR 0.830
Station Place Securitization Trust USD 1 Month LIBOR 0.700
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.210
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.120
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Surf Holdings, LLC USD Term Loan USD 3 Month LIBOR 3.500

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 171
Variable Rate Securities
Securities Referenced Rate Spread %
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250
TIBCO Software, Inc.  2020 Term Loan B USD 1 Month LIBOR 3.750
Trader Corp. 2017 Term Laon B USD 1 Month LIBOR 3.000
Trans Union LLC Term Loan B5 USD 1 Month LIBOR 1.750
TransDigm Group, Inc. 2020 Term Loan F USD 1 Month LIBOR 2.250
Trinitas CLO VIII, Ltd. USD 3 Month LIBOR 5.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
Twin River Worldwide Holdings, Inc. 2020 Incremental Term Loan B1 USD 1 Month LIBOR 8.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
UFC Holdings LLC 2020 Incremental Term Loan USD 3 Month LIBOR 3.250
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univision Communications, Inc. 2020 Term Loan B USD 1 Month LIBOR 3.750
UPC Financing Partnership Term Loan B USD 1 Month LIBOR 2.250
Upstream Newco , Inc. Term Loan USD 1 Month LIBOR 4.500
US Anesthesia Partners, Inc. Term Loan USD 3 Month LIBOR 3.000
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vero Parent, Inc. Term Loan B USD 3 Month LIBOR 6.000
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
VS Buyer LLC Term Loan B USD 3 Month LIBOR 3.250
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.800
Whatabrands LLC 2020 Term Loan B USD 1 Month LIBOR 2.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
William Morris Endeavor Entertainment LLC 2020 Term Loan B2 USD 1 Month LIBOR 8.500
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 3 Month LIBOR 5.000
Zais CLO 11, Ltd. USD 3 Month LIBOR 6.760
Zayo Group Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 223 AUD 33,328 09/20
230
Euro-Schatz Futures 218 EUR 24,453 09/20
22
Japanese 10 Year Government Bond Futures 27 JPY 4,113,989 09/20
100
Long Gilt Futures 61 GBP 8,452 09/20
106
Short Positions
Canadian 10 Year Government Bond Futures 298 CAD 46,100 09/20
(333)
Euro STOXX 50 Index Futures 33 EUR 1,050 09/20
24
Euro- Bobl Futures 69 EUR 9,332 09/20
(60)
Euro-Bund Futures 152 EUR 26,983 09/20
(449)
United States 5 Year Treasury Note Futures 203 USD 25,603 09/20
(156)
United States 10 Year Treasury Note Futures 135 USD 18,911 09/20
(80)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(596)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
172 Unconstrained Total Return Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Cross Currency Options (CAD/USD)
Credit Agricole
Put 1 1.33 USD 17,955 08/28/20
(59)
Cross Currency Options (EUR/USD)
BNP Paribas
Call 1 1.14 EUR 7,695 09/02/20
(275)
Cross Currency Options (EUR/USD)
JPMorgan Chase
Call 1 1.16 EUR 15,694 09/02/20
(291)
Cross Currency Options (EUR/USD)
JPMorgan Chase
Put 1 1.20 USD 8,438 09/02/20
(63)
Cross Currency Options (JPY/AUD)
BNP Paribas
Put 1 69.00 AUD 1,304,100 10/23/20
(42)
Cross Currency Options (USD/CAD)
Credit Agricole
Call 1 1.38 USD 7,466 08/28/20
(3)
Euro STOXX 50 Index Futures
Morgan Stanley
Call 1 80.00 EUR 10,800 09/18/20
(12)
Euro STOXX 50 Index Futures
Morgan Stanley
Put 54 3,000.00 EUR 1,620 09/18/20
(36)
Fannie Mae Bonds
JPMorgan Chase
Call 1 105.22 USD 17,000 08/06/20
(102)
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.09 USD 10,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.47 USD 11,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.66 USD 7,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.88 USD 4,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.04 USD 11,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.03 USD 23,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.38 USD 12,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.16 USD 28,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.00 USD 20,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.25 USD 16,000 09/08/20
(11)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.08 USD 72,000 09/08/20
(15)
Russell 2000 Index
Morgan Stanley
Call 27 1,480.00 USD 3,996 08/21/20
(110)
Russell 2000 Index
Morgan Stanley
Call 27 1,540.00 USD 4,158 08/21/20
(42)
S&P 500 E-Mini Index Futures
Morgan Stanley
Put 68 2,900.00 USD 9,860 08/21/20
(19)
S&P 500 E-Mini Index Futures
Morgan Stanley
Put 203 2,900.00 USD 29,435 09/18/20
(256)
S&P 500 E-Mini Index Futures
Morgan Stanley
Put 135 2,900.00 USD 19,575 10/16/20
(348)
United States 10 Year Treasury Note
Futures
Morgan Stanley
Call 54 140.00 USD 7,560 08/21/20
(24)
United States 10 Year Treasury Note
Futures
Morgan Stanley
Call 81 140.50 USD 11,381 08/21/20
(19)
Total Liability for Options Written (premiums received $2,331) (å)
(1,727)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
BNP Paribas USD 817 CAD 1,100 08/24/20 5
BNP Paribas USD 4,263 CHF 4,000 08/28/20 114
BNP Paribas USD 5,397 TWD 158,220 08/03/20 4
BNP Paribas EUR 3,437 USD 4,000 08/24/20 (50)
BNP Paribas TWD 158,220 USD 5,400 08/03/20 (1)
Goldman Sachs EUR 54,244 USD 63,000 08/24/20 (924)
Goldman Sachs ILS 190 USD 56 08/24/20 —
Goldman Sachs JPY 950,000 USD 8,868 08/24/20 (109)
JPMorgan Chase CHF 4,100 USD 4,323 09/21/20 (166)
Lloyds EUR 1,000 USD 1,123 09/16/20 (56)
Lloyds GBP 600 USD 737 09/16/20 (49)
Northern Trust EUR 600 USD 676 09/16/20 (32)
Royal Bank of Canada EUR 350 USD 401 09/16/20 (12)
Royal Bank of Canada EUR 33,700 USD 38,091 09/16/20 (1,642)
Royal Bank of Canada GBP 4,765 USD 5,976 09/16/20 (263)
Societe Generale EUR 608 JPY 75,000 08/24/20 (15)
Societe Generale GBP 1,650 EUR 1,813 08/24/20 (48)
Societe Generale SEK 1 EUR — 08/24/20 —
State Street EUR 5,000 USD 5,872 09/16/20 (23)
State Street EUR 33,700 USD 38,089 09/16/20 (1,643)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 173
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street GBP 1,000 USD 1,289 09/16/20 (21)
State Street GBP 2,835 USD 3,555 09/16/20 (157)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(5,088)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Markit IOS Index Credit Suisse USD 5,987 1 Month LIBOR
(1)
01/12/45 — 47 47
Markit IOS Index Goldman Sachs USD 685 1 Month LIBOR
(1)
01/12/45 — (5) (5)
Markit IOS Index Goldman Sachs USD 1,935 1 Month LIBOR
(1)
01/12/45 — (11) (11)
Markit IOS Index Goldman Sachs USD 6,678 1 Month LIBOR
(1)
01/12/45 — (52) (52)
Markit IOS Index JPMorgan Chase USD 1,376 1 Month LIBOR
(1)
01/12/45 — 11 11
Markit IOS Index JPMorgan Chase USD 1,935 1 Month LIBOR
(1)
01/12/45 — 11 11
Total Open Total Return Swap Contracts (å) — 1 1
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 5,172 Three Month LIBOR
(2)
0.230%
(3)
07/03/22
— (4) (4)
Barclays USD 1,540 Three Month LIBOR
(2)
0.224%
(3)
07/15/22
— (1) (1)
Barclays USD 2,077 Three Month LIBOR
(2)
0.226%
(3)
07/17/22
— (2) (2)
Barclays USD 20,052 Three Month LIBOR
(2)
0.220%
(3)
07/21/22
— (15) (15)
Barclays USD 109,946 Three Month LIBOR
(2)
0.200%
(3)
09/16/22
42 (106) (64)
Barclays USD 3,237 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— 16 16
Barclays USD 2,019 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— 5 5
Barclays USD 41,103 Three Month LIBOR
(2)
0.350%
(3)
09/16/25
21 (206) (185)
Barclays USD 4,319 Three Month LIBOR
(2)
0.602%
(3)
07/02/30
— (31) (31)
Barclays USD 2,509 Three Month LIBOR
(2)
0.655%
(3)
07/03/30
— (31) (31)
Barclays USD 2,752 0.663%
(3)
Three Month LIBOR
(2)
07/03/30
— 36 36
Barclays USD 3,849 0.688%
(3)
Three Month LIBOR
(2)
07/06/30
— 60 60
Barclays USD 3,199 Three Month LIBOR
(2)
0.627%
(3)
07/10/30
— (31) (31)
Barclays USD 932 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— 11 11
Barclays USD 956 Three Month LIBOR
(2)
0.620%
(3)
07/15/30
— (8) (8)
Barclays USD 3,428 0.641%
(3)
Three Month LIBOR
(2)
07/15/30
— 37 37
Barclays USD 1,245 Three Month LIBOR
(2)
0.609%
(3)
07/17/30
— (10) (10)
Barclays USD 4,774 Three Month LIBOR
(2)
0.700%
(3)
09/16/30
(8) (67) (75)
Barclays USD 1,351 0.773%
(3)
Three Month LIBOR
(2)
08/04/50
— — —
Barclays USD 985 0.645%
(3)
Three Month LIBOR
(2)
09/16/50
(18) 51 33
Total Open Interest Rate Swap Contracts (å)
37 (296) (259)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
174 Unconstrained Total Return Fund
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
AES Corp. Goldman Sachs
Sell
1.791% USD 2,100 5.000%
(2)
12/20/25
321 25 346
AK Steel Corp JPMorgan Chase
Sell
5.049% USD 175 5.000%
(2)
06/20/25
2 (2) —
Anglo American PLC Goldman Sachs
Sell
1.147% EUR 900 5.000%
(2)
12/20/25
200 18 218
Anglo American PLC JPMorgan Chase
Sell
1.147% EUR 500 5.000%
(2)
12/20/25
122 (1) 121
Arcelor Mittal JPMorgan Chase
Sell
2.505% EUR 500 5.000%
(2)
12/20/25
72 2 74
Arcelor Mittal JPMorgan Chase
Sell
2.505% EUR 1,050 5.000%
(2)
12/20/25
133 22 155
Ardagh Pkging Fin PLC Barclays
Sell
2.482% EUR 1,250 5.000%
(2)
06/20/25
206 (32) 174
Barclays JPMorgan Chase
Sell
1.653% EUR 950 1.000%
(2)
12/20/25
(54) 15 (39)
Canadian Natural
Resources JPMorgan Chase
Sell
0.920% USD 700 1.000%
(2)
12/20/25
— 3 3
Cleveland-Cliffs Inc. JPMorgan Chase
Sell
8.599% USD 175 5.000%
(2)
06/20/25
1 (24) (23)
CNH Industrial N.V. JPMorgan Chase
Sell
1.351% EUR 500 5.000%
(2)
12/20/25
116 (2) 114
CNH Industrial N.V. JPMorgan Chase
Sell
1.351% EUR 1,300 5.000%
(2)
12/20/25
257 38 295
Dell Goldman Sachs
Sell
2.195% USD 2,250 1.000%
(2)
12/20/25
(161) 24 (137)
Devon JPMorgan Chase
Sell
1.828% USD 1,400 1.000%
(2)
12/20/25
(43) (16) (59)
Enbridge Inc. Barclays
Sell
0.920% USD 600 1.000%
(2)
12/20/25
(2) 5 3
Fiat Goldman Sachs
Sell
2.213% EUR 150 5.000%
(2)
06/20/25
6 17 23
Glencore Finance JPMorgan Chase
Sell
1.638% EUR 250 5.000%
(2)
12/20/25
52 — 52
Glencore Finance JPMorgan Chase
Sell
1.638% EUR 1,250 5.000%
(2)
12/20/25
226 32 258
Hess Corporation Barclays
Sell
1.641% USD 1,200 1.000%
(2)
12/20/25
(27) (12) (39)
J Sainsbury PLC Goldman Sachs
Sell
0.688% EUR 650 1.000%
(2)
12/20/25
10 3 13
Jaguar Land Rover JPMorgan Chase
Sell
8.938% EUR 800 5.000%
(2)
12/20/24
36 (161) (125)
KB Home Barclays
Sell
1.969% USD 1,400 5.000%
(2)
12/20/25
162 54 216
KB Home Goldman Sachs
Sell
1.969% USD 500 5.000%
(2)
12/20/25
80 (3) 77
L Brands, Inc. Barclays
Sell
4.078% USD 2,250 1.000%
(2)
12/20/25
(522) 194 (328)
Macys, Inc. Barclays
Sell
10.305% USD 1,200 1.000%
(2)
06/20/25
(47) (324) (371)
Macys, Inc. Barclays
Sell
10.305% USD 200 1.000%
(2)
06/20/25
(9) (53) (62)
Marks & Spencer PLC Barclays
Sell
3.239% EUR 1,100 1.000%
(2)
12/20/25
(139) (3) (142)
NRG Energy, Inc Goldman Sachs
Sell
2.159% USD 700 5.000%
(2)
12/20/25
94 7 101
Peugeot SA JPMorgan Chase
Sell
1.859% EUR 2,000 5.000%
(2)
12/20/25
319 65 384
Pulte JPMorgan Chase
Sell
1.081% USD 1,100 5.000%
(2)
12/20/25
195 31 226
Tesco PL Goldman Sachs
Sell
0.842% EUR 2,050 1.000%
(2)
12/20/25
20 1 21
Thyssenkrupp Ag Barclays
Sell
3.187% EUR 150 1.000%
(2)
06/20/25
(21) 4 (17)
Virgin Media Finance PLC Barclays
Sell
2.409% EUR 500 5.000%
(2)
12/20/25
84 (6) 78
Virgin Media Finance PLC Goldman Sachs
Sell
2.409% EUR 2,020 5.000%
(2)
12/20/25
292 24 316
Total Open Corporate Issues Contracts 1,981 (55) 1,926
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Asashi Bank LTD
Sell
USD 900 5.000%
(2)
05/11/63
(158) (288) (446)
CMBX NA Index Bank of America
Purchase
USD 220 (5.000%)
(2)
01/17/47
17 31 48
CMBX NA Index Barclays
Sell
USD 700 3.000%
(2)
05/11/63
(32) (196) (228)
CMBX NA Index Citigroup
Purchase
USD 7 (5.000%)
(2)
05/11/63
— 1 1
CMBX NA Index Citigroup
Purchase
USD 131 (5.000%)
(2)
11/18/54
9 36 45
CMBX NA Index Citigroup
Purchase
USD 36 (3.000%)
(2)
11/18/54
2 10 12

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 175
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Sell
USD 200 5.000%
(2)
05/11/63
(100) 1 (99)
CMBX NA Index Citigroup
Sell
USD 38 5.000%
(2)
05/11/63
(6) (13) (19)
CMBX NA Index Citigroup
Purchase
USD 46 (3.000%)
(2)
11/18/54
2 14 16
CMBX NA Index Citigroup
Sell
USD 117 5.000%
(2)
11/18/54
(66) 26 (40)
CMBX NA Index Citigroup
Sell
USD 20 2.000%
(2)
05/11/63
(3) 1 (2)
CMBX NA Index Citigroup
Purchase
USD 46 (3.000%)
(2)
11/18/54
2 14 16
CMBX NA Index Citigroup
Purchase
USD 211 (5.000%)
(2)
01/17/47
1 45 46
CMBX NA Index Citigroup
Purchase
USD 486 (3.000%)
(2)
08/17/61
170 (92) 78
CMBX NA Index Citigroup
Purchase
USD 262 (3.000%)
(2)
08/17/61
89 (47) 42
CMBX NA Index Citigroup
Purchase
USD 248 (3.000%)
(2)
08/17/61
82 (42) 40
CMBX NA Index Citigroup
Purchase
USD 463 (3.000%)
(2)
11/18/54
58 101 159
CMBX NA Index Citigroup
Sell
USD 181 2.000%
(2)
05/11/63
(21) — (21)
CMBX NA Index Citigroup
Sell
USD 218 2.000%
(2)
05/11/63
(38) 12 (26)
CMBX NA Index Citigroup
Sell
USD 330 2.000%
(2)
05/11/63
(51) 12 (39)
CMBX NA Index Citigroup
Purchase
USD 1,217 (5.000%)
(2)
09/17/58
123 383 506
CMBX NA Index Citigroup
Purchase
USD 77 (5.000%)
(2)
09/17/58
3 29 32
CMBX NA Index Citigroup
Purchase
USD 67 (5.000%)
(2)
09/17/58
2 26 28
CMBX NA Index Citigroup
Purchase
USD 66 (5.000%)
(2)
09/17/58
3 24 27
CMBX NA Index Citigroup
Purchase
USD 332 (5.000%)
(2)
09/17/58
21 117 138
CMBX NA Index Citigroup
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 42 49
CMBX NA Index Citigroup
Purchase
USD 193 (3.000%)
(2)
08/17/61
67 (36) 31
CMBX NA Index Citigroup
Purchase
USD 58 (5.000%)
(2)
10/17/57
7 22 29
CMBX NA Index Citigroup
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 49 65
CMBX NA Index Citigroup
Purchase
USD 128 (5.000%)
(2)
11/17/59
14 40 54
CMBX NA Index Citigroup
Purchase
USD 159 (5.000%)
(2)
11/18/54
15 40 55
CMBX NA Index Citigroup
Sell
USD 2,272 2.000%
(2)
05/11/63
(376) 106 (270)
CMBX NA Index Citigroup
Sell
USD 495 2.000%
(2)
05/11/63
(75) 16 (59)
CMBX NA Index Citigroup
Sell
USD 454 2.000%
(2)
05/11/63
(76) 22 (54)
CMBX NA Index Citigroup
Sell
USD 1,359 5.000%
(2)
01/17/47
(68) (511) (579)
CMBX NA Index Citigroup
Purchase
USD 162 (3.000%)
(2)
08/17/61
54 (28) 26
CMBX NA Index Citigroup
Purchase
USD 343 (3.000%)
(2)
11/17/59
102 (45) 57
CMBX NA Index Citigroup
Purchase
USD 157 (3.000%)
(2)
09/17/58
37 (6) 31
CMBX NA Index Citigroup
Purchase
USD 162 (3.000%)
(2)
11/18/54
52 (26) 26
CMBX NA Index Citigroup
Purchase
USD 114 (3.000%)
(2)
11/18/54
37 (19) 18
CMBX NA Index Citigroup
Purchase
USD 85 (3.000%)
(2)
11/18/54
28 (14) 14
CMBX NA Index Citigroup
Purchase
USD 170 (3.000%)
(2)
11/18/54
55 (28) 27
CMBX NA Index Citigroup
Purchase
USD 191 (3.000%)
(2)
11/18/54
61 (30) 31
CMBX NA Index Citigroup
Sell
USD 91 3.000%
(2)
05/11/63
(6) (24) (30)
CMBX NA Index Citigroup
Sell
USD 10,000 3.000%
(2)
05/11/63
(3,293) 39 (3,254)
CMBX NA Index Citigroup
Sell
USD 77 3.000%
(2)
05/11/63
(5) (20) (25)
CMBX NA Index Citigroup
Sell
USD 34 3.000%
(2)
05/11/63
(3) (8) (11)
CMBX NA Index Citigroup
Sell
USD 25 3.000%
(2)
05/11/63
(2) (6) (8)
CMBX NA Index Credit Suisse
Purchase
USD 169 (5.000%)
(2)
11/17/59
20 51 71
CMBX NA Index Credit Suisse
Purchase
USD 320 (5.000%)
(2)
11/17/59
37 97 134
CMBX NA Index Credit Suisse
Purchase
USD 1,029 (3.000%)
(2)
01/17/47
75 150 225
CMBX NA Index Credit Suisse
Purchase
USD 329 (5.000%)
(2)
09/17/58
32 105 137
CMBX NA Index Credit Suisse
Sell
USD 12 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Credit Suisse
Purchase
USD 56 (3.000%)
(2)
01/17/47
8 16 24
CMBX NA Index Credit Suisse
Sell
USD 253 5.000%
(2)
01/17/47
(32) (76) (108)
CMBX NA Index Credit Suisse
Sell
USD 2,052 3.000%
(2)
05/11/63
(189) (479) (668)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
176 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Credit Suisse
Sell
USD 147 3.000%
(2)
05/11/63
(16) (32) (48)
CMBX NA Index Credit Suisse
Purchase
USD 321 (5.000%)
(2)
11/17/59
41 94 135
CMBX NA Index Goldman Sachs
Purchase
USD 79 (3.000%)
(2)
05/11/63
10 29 39
CMBX NA Index Goldman Sachs
Sell
USD 115 5.000%
(2)
05/11/63
(13) (44) (57)
CMBX NA Index Goldman Sachs
Sell
USD 217 5.000%
(2)
05/11/63
(25) (83) (108)
CMBX NA Index Goldman Sachs
Purchase
USD 19 (5.000%)
(2)
10/17/57
2 7 9
CMBX NA Index Goldman Sachs
Purchase
USD 155 (3.000%)
(2)
08/17/61
52 (27) 25
CMBX NA Index Goldman Sachs
Sell
USD 150 3.000%
(2)
05/11/63
(15) (34) (49)
CMBX NA Index Goldman Sachs
Purchase
USD 36 (3.000%)
(2)
08/17/61
13 (1) 12
CMBX NA Index Goldman Sachs
Sell
USD 30 3.000%
(2)
05/11/63
(2) (8) (10)
CMBX NA Index Goldman Sachs
Sell
USD 3,500 3.000%
(2)
05/11/63
(420) (719) (1,139)
CMBX NA Index Goldman Sachs
Sell
USD 500 3.000%
(2)
05/11/63
(42) (121) (163)
CMBX NA Index Goldman Sachs
Sell
USD 74 3.000%
(2)
05/11/63
(4) (20) (24)
CMBX NA Index Goldman Sachs
Sell
USD 52 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Goldman Sachs
Sell
USD 9,000 3.000%
(2)
05/11/63
(1,391) (1,538) (2,929)
CMBX NA Index Goldman Sachs
Sell
USD 42 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Sell
USD 29 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Goldman Sachs
Sell
USD 19 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Goldman Sachs
Sell
USD 14 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Sell
USD 14 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Sell
USD 304 3.000%
(2)
05/11/63
(48) (51) (99)
CMBX NA Index Goldman Sachs
Sell
USD 3,159 3.000%
(2)
05/11/63
(249) (779) (1,028)
CMBX NA Index Goldman Sachs
Purchase
USD 74 (5.000%)
(2)
09/17/58
11 20 31
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
6 11 17
CMBX NA Index Goldman Sachs
Purchase
USD 37 (5.000%)
(2)
09/17/58
6 9 15
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 20 22
CMBX NA Index Goldman Sachs
Purchase
USD 98 (3.000%)
(2)
01/17/47
14 28 42
CMBX NA Index Goldman Sachs
Purchase
USD 54 (5.000%)
(2)
01/17/47
8 15 23
CMBX NA Index Goldman Sachs
Purchase
USD 240 (2.000%)
(2)
01/17/47
40 62 102
CMBX NA Index Goldman Sachs
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 255 3.000%
(2)
05/11/63
(20) (63) (83)
CMBX NA Index Goldman Sachs
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Goldman Sachs
Sell
USD 146 3.000%
(2)
05/11/63
(14) (34) (48)
CMBX NA Index Goldman Sachs
Sell
USD 149 3.000%
(2)
05/11/63
(11) (37) (48)
CMBX NA Index Goldman Sachs
Sell
USD 3,018 3.000%
(2)
01/17/47
(200) (460) (660)
CMBX NA Index Goldman Sachs
Sell
USD 23 3.000%
(2)
01/17/47
(2) (3) (5)
CMBX NA Index Goldman Sachs
Sell
USD 69 3.000%
(2)
01/17/47
(7) (8) (15)
CMBX NA Index Goldman Sachs
Sell
USD 184 3.000%
(2)
05/11/63
(19) (41) (60)
CMBX NA Index Goldman Sachs
Sell
USD 362 3.000%
(2)
05/11/63
(28) (90) (118)
CMBX NA Index Goldman Sachs
Sell
USD 8,200 3.000%
(2)
05/11/63
(1,020) (1,649) (2,669)
CMBX NA Index Goldman Sachs
Sell
USD 1 3.000%
(2)
05/11/63
— — —
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Sell
USD 123 3.000%
(2)
05/11/63
(16) (24) (40)
CMBX NA Index Goldman Sachs
Sell
USD 90 3.000%
(2)
05/11/63
(5) (24) (29)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 123 3.000%
(2)
05/11/63
(16) (24) (40)
CMBX NA Index Goldman Sachs
Sell
USD 58 3.000%
(2)
05/11/63
(8) (11) (19)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(16) (31) (47)
CMBX NA Index Goldman Sachs
Sell
USD 88 3.000%
(2)
05/11/63
(9) (20) (29)
CMBX NA Index Goldman Sachs
Sell
USD 61 3.000%
(2)
05/11/63
(6) (14) (20)

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 177
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 73 3.000%
(2)
05/11/63
(10) (14) (24)
CMBX NA Index Goldman Sachs
Sell
USD 84 3.000%
(2)
05/11/63
(12) (15) (27)
CMBX NA Index Goldman Sachs
Sell
USD 76 3.000%
(2)
05/11/63
(8) (17) (25)
CMBX NA Index JPMorgan Chase
Purchase
USD 91 (3.000%)
(2)
11/18/54
28 (13) 15
CMBX NA Index JPMorgan Chase
Sell
USD 898 5.000%
(2)
05/11/63
(452) 7 (445)
CMBX NA Index JPMorgan Chase
Sell
USD 208 2.000%
(2)
05/11/63
(29) 4 (25)
CMBX NA Index JPMorgan Chase
Purchase
USD 1,158 (3.000%)
(2)
01/17/47
270 (17) 253
CMBX NA Index JPMorgan Chase
Purchase
USD 474 (5.000%)
(2)
09/17/58
233 (36) 197
CMBX NA Index JPMorgan Chase
Sell
USD 510 5.000%
(2)
05/11/63
(261) 8 (253)
CMBX NA Index JPMorgan Chase
Purchase
USD 385 (3.000%)
(2)
11/18/54
208 (76) 132
CMBX NA Index JPMorgan Chase
Sell
USD 12,772 3.000%
(2)
05/11/63
(4,063) (93) (4,156)
CMBX NA Index JPMorgan Chase
Purchase
USD 181 (3.000%)
(2)
11/18/54
57 (28) 29
CMBX NA Index JPMorgan Chase
Purchase
USD 356 (3.000%)
(2)
08/17/61
194 (79) 115
CMBX NA Index JPMorgan Chase
Purchase
USD 91 (3.000%)
(2)
11/18/54
28 (13) 15
CMBX NA Index JPMorgan Chase
Purchase
USD 814 (5.000%)
(2)
01/17/47
395 (48) 347
CMBX NA Index JPMorgan Chase
Purchase
USD 208 (3.000%)
(2)
11/17/59
58 (23) 35
CMBX NA Index JPMorgan Chase
Sell
USD 331 5.000%
(2)
11/17/59
(26) (113) (139)
CMBX NA Index JPMorgan Chase
Purchase
USD 181 (3.000%)
(2)
11/18/54
58 (29) 29
CMBX NA Index JPMorgan Chase
Purchase
USD 112 (3.000%)
(2)
11/17/59
33 (14) 19
CMBX NA Index JPMorgan Chase
Purchase
USD 108 (3.000%)
(2)
08/17/61
36 (19) 17
CMBX NA Index JPMorgan Chase
Purchase
USD 82 (3.000%)
(2)
08/17/61
29 (16) 13
CMBX NA Index Merrill Lynch
Purchase
USD 1,323 (5.000%)
(2)
09/17/58
51 499 550
CMBX NA Index Merrill Lynch
Sell
USD 160 3.000%
(2)
05/11/63
(14) (38) (52)
CMBX NA Index Merrill Lynch
Sell
USD 2,735 3.000%
(2)
05/11/63
(240) (650) (890)
CMBX NA Index Merrill Lynch
Sell
USD 77 3.000%
(2)
05/11/63
(6) (19) (25)
CMBX NA Index Merrill Lynch
Sell
USD 115 3.000%
(2)
05/11/63
(9) (28) (37)
CMBX NA Index Merrill Lynch
Sell
USD 867 5.000%
(2)
05/11/63
(96) (334) (430)
CMBX NA Index Merrill Lynch
Sell
USD 52 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Merrill Lynch
Purchase
USD 310 (5.000%)
(2)
11/17/59
17 113 130
CMBX NA Index Merrill Lynch
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Merrill Lynch
Sell
USD 8 3.000%
(2)
05/11/63
(1) (2) (3)
CMBX NA Index Merrill Lynch
Purchase
USD 291 (3.000%)
(2)
11/18/54
143 (43) 100
CMBX NA Index Merrill Lynch
Sell
USD 33 3.000%
(2)
05/11/63
(2) (9) (11)
CMBX NA Index Morgan Stanley
Purchase
USD 40 (3.000%)
(2)
08/17/61
12 (6) 6
CMBX NA Index Morgan Stanley
Purchase
USD 44 (5.000%)
(2)
09/17/58
2 16 18
CMBX NA Index Morgan Stanley
Sell
USD 28 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Morgan Stanley
Sell
USD 179 5.000%
(2)
05/11/63
(42) (47) (89)
CMBX NA Index Morgan Stanley
Sell
USD 360 5.000%
(2)
05/11/63
(82) (97) (179)
CMBX NA Index Morgan Stanley
Purchase
USD 82 (3.000%)
(2)
08/17/61
6 20 26
CMBX NA Index Morgan Stanley
Purchase
USD 164 (3.000%)
(2)
11/18/54
51 (25) 26
CMBX NA Index Morgan Stanley
Purchase
USD 25 (3.000%)
(2)
08/17/61
2 6 8
CMBX NA Index Morgan Stanley
Purchase
USD 126 (3.000%)
(2)
08/17/61
7 34 41
CMBX NA Index Morgan Stanley
Purchase
USD 55 (3.000%)
(2)
08/17/61
4 14 18
CMBX NA Index Morgan Stanley
Purchase
USD 91 (3.000%)
(2)
11/18/54
28 (13) 15
CMBX NA Index Morgan Stanley
Purchase
USD 48 (3.000%)
(2)
08/17/61
29 (14) 15
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
01/17/47
12 17 29
CMBX NA Index Morgan Stanley
Purchase
USD 113 (5.000%)
(2)
01/17/47
21 27 48
CMBX NA Index Morgan Stanley
Purchase
USD 187 (5.000%)
(2)
01/17/47
35 45 80
CMBX NA Index Morgan Stanley
Purchase
USD 1,162 (5.000%)
(2)
01/17/47
181 314 495
CMBX NA Index Morgan Stanley
Purchase
USD 48 (3.000%)
(2)
08/17/61
3 12 15

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
178 Unconstrained Total Return Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Purchase
USD 77 (3.000%)
(2)
09/17/58
11 21 32
CMBX NA Index Morgan Stanley
Purchase
USD 90 (3.000%)
(2)
09/17/58
13 24 37
CMBX NA Index Morgan Stanley
Purchase
USD 188 (3.000%)
(2)
01/17/47
11 30 41
CMBX NA Index Morgan Stanley
Purchase
USD 184 (3.000%)
(2)
11/18/54
59 (29) 30
CMBX NA Index Morgan Stanley
Purchase
USD 184 (3.000%)
(2)
11/18/54
59 (29) 30
CMBX NA Index Morgan Stanley
Purchase
USD 91 (3.000%)
(2)
08/17/61
30 (15) 15
CMBX NA Index Morgan Stanley
Purchase
USD 101 (5.000%)
(2)
09/17/58
6 36 42
CMBX NA Index Morgan Stanley
Purchase
USD 101 (5.000%)
(2)
09/17/58
6 36 42
CMBX NA Index Morgan Stanley
Purchase
USD 100 (5.000%)
(2)
09/17/58
6 36 42
CMBX NA Index Morgan Stanley
Purchase
USD 19 (5.000%)
(2)
09/17/58
2 6 8
CMBX NA Index Morgan Stanley
Sell
USD 314 2.000%
(2)
05/11/63
(49) 12 (37)
CMBX NA Index Morgan Stanley
Sell
USD 124 3.000%
(2)
05/11/63
(8) (32) (40)
CMBX NA Index Morgan Stanley
Sell
USD 96 3.000%
(2)
05/11/63
(7) (24) (31)
CMBX NA Index Morgan Stanley
Sell
USD 7 2.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Morgan Stanley
Sell
USD 1,502 3.000%
(2)
05/11/63
(99) (390) (489)
CMBX NA Index Morgan Stanley
Purchase
USD 155 (5.000%)
(2)
11/17/59
16 49 65
CMBX NA Index Morgan Stanley
Sell
USD 131 2.000%
(2)
05/11/63
(16) — (16)
CMBX NA Index Morgan Stanley
Sell
USD 1 2.000%
(2)
05/11/63
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 85 (3.000%)
(2)
01/17/47
3 16 19
CMBX NA Index Morgan Stanley
Sell
USD 278 5.000%
(2)
05/11/63
(65) (73) (138)
CMBX NA Index Morgan Stanley
Sell
USD 87 3.000%
(2)
05/11/63
(7) (21) (28)
CMBX NA Index Morgan Stanley
Sell
USD 1,091 3.000%
(2)
05/11/63
(375) 20 (355)
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 14 22
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
8 14 22
CMBX NA Index Morgan Stanley
Purchase
USD 105 (5.000%)
(2)
09/17/58
15 29 44
CMBX NA Index Morgan Stanley
Purchase
USD 112 (5.000%)
(2)
09/17/58
15 32 47
CMBX NA Index Morgan Stanley
Purchase
USD 115 (5.000%)
(2)
09/17/58
15 33 48
CMBX NA Index Morgan Stanley
Purchase
USD 116 (5.000%)
(2)
09/17/58
15 33 48
CMBX NA Index Morgan Stanley
Sell
USD 62 3.000%
(2)
05/11/63
(5) (15) (20)
CMBX NA Index Morgan Stanley
Purchase
USD 3 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 54 (5.000%)
(2)
09/17/58
2 20 22
CMBX NA Index Morgan Stanley
Purchase
USD 65 (5.000%)
(2)
09/17/58
5 22 27
CMBX NA Index Morgan Stanley
Purchase
USD 76 (5.000%)
(2)
09/17/58
4 28 32
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
4 48 52
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 5 6
CMBX NA Index Morgan Stanley
Sell
USD 126 3.000%
(2)
05/11/63
(8) (33) (41)
CMBX NA Index Morgan Stanley
Purchase
USD 181 (3.000%)
(2)
11/18/54
57 (28) 29
Total Open Credit Indices Contracts (10,134) (7,137) (17,271)
Total Open Credit Default Swap Contracts (å) (8,153) (7,192)
(15,345)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 10,336 $ 726
$ —
$ 11,062

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Unconstrained Total Return Fund 179
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Corporate Bonds and Notes — 92,871 1,069
—
93,940
International Debt — 59,187 —
—
59,187
Loan Agreements — 129,816 212
—
130,028
Mortgage-Backed Securities — 152,667 950
—
153,617
Non-US Bonds — 71,940 —
—
71,940
United States Government Treasuries — 14,699 —
—
14,699
Common Stocks — 2 —
—
2
Preferred Stocks — 7 —
—
7
Options Purchased 2,416 1,222 —
—
3,638
Short-Term Investments — 111,357 109
78,362
189,828
Total Investments 2,416 644,104 3,066 78,362 727,948
Securities Sold Short
**
— (46,139) — — (46,139)
Other Financial Instruments
Assets
Futures Contracts 482 — — — 482
Foreign Currency Exchange Contracts — 123 — — 123
Total Return Swap Contracts — 69 — — 69
Interest Rate Swap Contracts — 198 — — 198
Credit Default Swap Contracts — 9,717 — — 9,717
Liabilities
Futures Contracts (1,078) — — — (1,078)
Options Written (1,057) (670) — — (1,727)
Foreign Currency Exchange Contracts — (5,211) — — (5,211)
Total Return Swap Contracts — (68) — — (68)
Interest Rate Swap Contracts — (457) — — (457)
Credit Default Swap Contracts — (25,062) — — (25,062)
Total Other Financial Instruments
*
$ (1,653) $ (21,361) $ — $ — $ (23,014)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
** Refer to Schedule of Investments for detailed sector breakout.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
1,572
Belgium ..................................................................................
8,716

Russell Investment Company
Unconstrained Total Return Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
180 Unconstrained Total Return Fund
Amounts in thousands
Country Exposure
Fair Value
$
Bermuda .................................................................................
40
Brazil ......................................................................................
2,129
Canada ....................................................................................
2,086
Cayman Islands .......................................................................
2,036
Colombia .................................................................................
730
Finland ...................................................................................
1,819
France .....................................................................................
40,232
Germany .................................................................................
24,796
Ireland ....................................................................................
9,142
Italy ........................................................................................
16,799
Japan ......................................................................................
7,756
Luxembourg ............................................................................
8,843
Mexico ....................................................................................
4,248
Netherlands ............................................................................
25,811
Norway ....................................................................................
2,332
Spain .......................................................................................
5,510
Sweden ....................................................................................
1,941
Turkey .....................................................................................
2,650
United Kingdom ......................................................................
13,367
United States ...........................................................................
545,393
Total Investments ....................................................................
727,948
United States ...........................................................................
(46,139)
Total Securities Sold Short ......................................................
(46,139)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 181
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.9%
Asset-Backed Securities - 7.1%
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 3,435 3,365
Applebee's Funding LLC / IHOP
Funding LLC
Series 2019-1A Class A2I
4.194% due 06/07/49 (Þ) 1,530 1,315
Avis Budget Rental Car Funding LLC
Series 2019-2A Class A
3.350% due 09/22/25 (Þ) 1,420 1,454
BCAP LLC Trust
Series 2010-RR7 Class 3A12
3.937% due 08/26/35 (~)(Ê)(Þ) 4,769 4,218
Series 2014-RR3 Class 5A2
0.964% due 10/26/36 (~)(Ê)(Þ) 3,353 2,939
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 5,833 5,445
Bluemountain CLO, Ltd.
Series 2017-2A Class A1R
2.278% due 10/22/30 (Ê)(Þ) 2,362 2,333
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 3,632 3,632
Cedar Funding VI CLO, Ltd.
Series 2018-6A Class AR
2.225% due 10/20/28 (Ê)(Þ) 6,785 6,719
Centex Home Equity Loan Trust
Series 2006-A Class AV4
2.073% due 06/25/36 (Ê) 487 486
Conseco Finance Corp.
Series 1996-4 Class M1
7.750% due 06/15/27 (~)(Ê) 1,071 1,078
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 8,206 8,867
Dividend Solar Loans LLC
Series 2019-1 Class A
3.670% due 08/22/39 (Þ) 1,405 1,424
Dryden XXVIII Senior Loan Fund
Series 2017-28A Class A1LR
1.592% due 08/15/30 (Ê)(Þ) 3,028 2,996
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 998 905
Fannie Mae Grantor Trust
Series 2017-T1 Class A
2.898% due 06/25/27 199 220
Fannie Mae REMICS
Series 2020-47 Class GZ
2.000% due 07/25/50 401 407
Fieldstone Mortgage Investment Trust
Series 2004-4 Class M3
3.773% due 10/25/35 (Ê) 948 946
FirstKey Homes Trust
1.339% due 09/17/25 (Þ) 3,212 3,212
Ford Credit Floorplan Master Owner
Trust A
Series 2018-4 Class A
4.060% due 11/15/30 1,580 1,712
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2017-SR01 Class A3
3.089% due 11/25/27 370 407
GMACM Home Equity Loan Trust
Series 2007-HE2 Class A2
6.054% due 12/25/37 (~)(Ê) 916 938
Series 2007-HE2 Class A3
6.193% due 12/25/37 (~)(Ê) 235 241
Goldentree Loan Management US CLO
2, Ltd.
Series 2020-7A Class A
2.308% due 04/20/31 (Ê)(Þ) 4,156 4,170
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (Ê) 4,450 4,138
GSAA Home Equity Trust
Series 2006-S1 Class 2M2
5.850% due 08/25/34 (~)(Ê)(Þ) 1,073 1,091
Helios Issuer LLC
Series 2018-1A Class A
4.870% due 07/20/48 (Þ) 930 984
Hertz Vehicle Financing II, LP
Series 2019-3A Class A
2.670% due 12/26/25 (Þ) 2,383 2,385
Home Equity Asset Trust
Series 2006-3 Class M1
0.982% due 07/25/36 (Ê) 3,950 3,810
Irwin Home Equity Loan Trust
Series 2006-1 Class 2A3
6.270% due 09/25/35 (~)(Ê)(Þ) 983 1,021
JPMorgan Mortgage Aquisition Trust
Series 2007-CH4 Class M1
0.415% due 05/25/37 (Ê) 3,910 3,554
LCM XXV, Ltd.
Series 2017-25A Class A
2.524% due 07/20/30 (Ê)(Þ) 5,278 5,180
Madison Park Funding XXVI, Ltd.
Series 2017-26A Class AR
1.470% due 07/29/30 (Ê)(Þ) 4,180 4,128
Madison Park Funding XXVII, Ltd.
Series 2018-27A Class A1A
2.165% due 04/20/30 (Ê)(Þ) 3,075 3,014
Mid-State Capital Corp. Trust
Series 2005-1 Class A
5.745% due 01/15/40 1,056 1,138
Navient Private Education Refi Loan
Trust
Series 2020-A Class A2B
1.085% due 11/15/68 (Ê)(Þ) 1,190 1,166
Series 2020-BA Class A2
2.120% due 01/15/69 (Þ) 1,740 1,770
Series 2020-E
1.690% due 05/15/69 16,024 16,213
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 4,030 4,038
Newcastle Mortgage Securities Trust
Series 2006-1 Class M3
2.213% due 03/25/36 (Ê) 5,600 5,424
Option One Mortgage Loan Trust
Series 2004-3 Class M1
2.603% due 11/25/34 (Ê) 1,293 1,282
Series 2007-FXD1 Class 3A4

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
182 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.860% due 01/25/37 (~)(Ê) 4,162 4,243
PFCA Home Equity Investment Trust
Series 2003-IFC6 Class A
4.354% due 04/22/35 (~)(Ê)(Þ) 1,165 1,152
Popular ABS Mortgage Pass-Through
Trust
Series 2006-D Class A3
2.083% due 11/25/36 (Ê) 3,713 3,640
Preston Ridge Partners Mortgage LLC
Series 2020-1A Class A1
2.981% due 02/25/25 (~)(Ê)(Þ) 9,508 9,456
RAMP Trust
Series 2006-RZ1 Class M4
2.393% due 03/25/36 (Ê) 5,000 4,755
Renaissance Home Equity Loan Trust
Series 2006-1 Class AF6
5.746% due 05/25/36 (~)(Ê) 1,278 889
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 233 251
Series 2019-10A Class 1
3.113% due 03/10/29 668 717
Shackleton CLO, Ltd.
Series 2018-4RA Class A1A
2.311% due 04/13/31 (Ê)(Þ) 5,390 5,217
Series 2019-9A Class AR
2.265% due 10/20/28 (Ê)(Þ) 3,287 3,257
SLM Private Credit Student Loan Trust
Series 2005-B Class A4
0.643% due 06/15/39 (Ê) 1,319 1,243
SoFi Professional Loan Program
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 2,905 2,968
Sound Point CLO, Ltd.
Series 2018-1A Class A
2.219% due 04/15/31 (Ê)(Þ) 6,000 5,828
Soundview Home Equity Loan Trust
Series 2006-EQ1 Class A3
0.332% due 10/25/36 831 823
Soundview Home Loan Trust
Series 2005-4 Class M2
1.062% due 03/25/36 (Ê) 2,923 2,906
SpringCastle Funding Asset-Backed
Notes
Series 2019-AA Class A
3.200% due 05/27/36 (Þ) 15,365 15,506
Towd Point Mortgage Trust
Series 2015-2 Class 1A12
2.750% due 11/25/60 (~)(Ê)(Þ) 666 672
Series 2016-3 Class A1
2.250% due 04/25/56 (~)(Ê)(Þ) 1,081 1,089
Series 2017-2 Class A1
2.750% due 04/25/57 (~)(Ê)(Þ) 1,537 1,569
Series 2017-3 Class A1
2.750% due 07/25/57 (~)(Ê)(Þ) 2,567 2,633
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,992 3,098
Series 2018-4 Class A1
3.000% due 06/25/58 (~)(Ê)(Þ) 4,305 4,563
Series 2019-1 Class A1
3.750% due 03/25/58 (~)(Ê)(Þ) 6,581 7,079
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 3,147 3,152
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 1,399 1,398
United States Small Business
Administration
Series 2019-20D Class 1
2.980% due 04/01/39 315 337
Series 2019-25G Class 1
2.690% due 07/01/44 309 334
Voya CLO, Ltd.
Series 2017-1A Class A1R
2.035% due 01/18/29 (Ê)(Þ) 6,878 6,779
Series 2018-2A Class A1
2.219% due 07/15/31 (Ê)(Þ) 2,226 2,169
Series 2018-3A Class A1R
2.325% due 10/20/31 (Ê)(Þ) 5,690 5,579
Series 2020-2A Class A1RR
2.155% due 04/17/30 (Ê)(Þ) 9,441 9,215
232,282
Corporate Bonds and Notes - 26.2%
3M Co.
2.375% due 08/26/29 310 343
3.050% due 04/15/30 100 116
3.700% due 04/15/50 660 862
ABB Finance USA, Inc.
2.875% due 05/08/22 2,985 3,109
Abbott Laboratories
3.750% due 11/30/26 531 625
4.750% due 11/30/36 300 422
4.900% due 11/30/46 280 425
AbbVie, Inc.
3.450% due 03/15/22 (Þ) 250 260
3.250% due 10/01/22 (Þ) 2,934 3,076
2.300% due 11/21/22 (Þ) 830 861
3.750% due 11/14/23 600 658
2.600% due 11/21/24 (Þ) 1,620 1,733
3.800% due 03/15/25 (Þ) 610 685
3.600% due 05/14/25 1,400 1,568
2.950% due 11/21/26 (Þ) 340 375
3.200% due 11/21/29 (Þ) 690 776
4.250% due 11/21/49 (Þ) 80 102
AECOM
5.000% due 04/01/22 386 395
Aetna, Inc.
2.800% due 06/15/23 1,200 1,270
Air Lease Corp.
3.250% due 03/01/25 3,478 3,511
3.375% due 07/01/25 300 305
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 2,912 3,213
Allegheny Technologies, Inc.
7.875% due 08/15/23 527 555
Ally Financial, Inc.
3.875% due 05/21/24 3,092 3,303
8.000% due 11/01/31 400 539
Alphabet, Inc.
3.375% due 02/25/24 461 510
Altria Group, Inc.
3.490% due 02/14/22 180 188
2.850% due 08/09/22 480 502
3.800% due 02/14/24 510 561
2.350% due 05/06/25 120 128

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 183
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.400% due 02/14/26 290 337
4.800% due 02/14/29 3,843 4,631
10.200% due 02/06/39 935 1,624
5.800% due 02/14/39 60 79
3.875% due 09/16/46 260 281
5.950% due 02/14/49 580 819
Amazon.com, Inc.
0.800% due 06/03/25 540 548
1.200% due 06/03/27 670 690
1.500% due 06/03/30 640 663
4.950% due 12/05/44 400 603
2.500% due 06/03/50 540 588
Series WI
3.150% due 08/22/27 370 428
3.875% due 08/22/37 270 351
4.050% due 08/22/47 340 468
4.250% due 08/22/57 110 161
Ambac LSNI LLC
6.000% due 02/12/23 (Ê)(Þ) 16,176 16,135
American International Group, Inc.
2.500% due 06/30/25 250 267
3.750% due 07/10/25 540 609
Amgen, Inc.
3.625% due 05/22/24 100 111
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
3.650% due 02/01/26 820 933
4.900% due 02/01/46 390 500
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 2,059 2,139
4.150% due 01/23/25 1,330 1,520
4.000% due 04/13/28 200 234
4.750% due 01/23/29 20 25
3.500% due 06/01/30 260 297
4.350% due 06/01/40 610 734
5.550% due 01/23/49 760 1,066
4.500% due 06/01/50 300 380
Anthem, Inc.
3.700% due 08/15/21 250 257
3.125% due 05/15/22 469 491
2.950% due 12/01/22 370 390
3.350% due 12/01/24 170 188
Aon Corp.
8.205% due 01/01/27 1,109 1,381
Apache Corp.
3.250% due 04/15/22 79 79
4.375% due 10/15/28 990 989
4.250% due 01/15/30 600 578
5.100% due 09/01/40 900 875
4.750% due 04/15/43 310 295
4.250% due 01/15/44 120 107
Apollo Investment Corp.
5.250% due 03/03/25 99 95
Apple, Inc.
2.400% due 05/03/23 2,967 3,137
1.125% due 05/11/25 1,070 1,099
2.450% due 08/04/26 850 934
ArcelorMittal SA
6.125% due 06/01/25 690 800
Ares Capital Corp.
3.250% due 07/15/25 3,501 3,459
AT&T, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.400% due 05/15/25 90 100
3.875% due 01/15/26 2,839 3,232
3.800% due 02/15/27 330 377
4.250% due 03/01/27 200 234
2.300% due 06/01/27 730 773
1.650% due 02/01/28 810 825
2.250% due 02/01/32 120 123
6.500% due 09/01/37 200 292
3.100% due 02/01/43 580 594
4.800% due 06/15/44 590 738
4.350% due 06/15/45 180 213
Athene Holding, Ltd.
4.125% due 01/12/28 1,455 1,567
Avnet, Inc.
4.875% due 12/01/22 1,230 1,317
Avon Products, Inc.
7.000% due 03/15/23 683 699
8.950% due 03/15/43 72 81
BAC Capital Trust XIV
Series G
4.000% due 09/29/49 (Ê)(ƒ) 500 463
Bank of America Corp.
3.550% due 03/05/24 (Ê) 710 761
4.000% due 01/22/25 580 648
4.250% due 10/22/26 1,890 2,175
3.559% due 04/23/27 (Ê) 1,000 1,120
4.271% due 07/23/29 (Ê) 400 476
3.974% due 02/07/30 (Ê) 70 82
5.000% due 01/21/44 717 1,033
4.875% due 04/01/44 2,370 3,381
4.330% due 03/15/50 (Ê) 60 82
4.083% due 03/20/51 (Ê) 1,880 2,456
Series AA
6.100% due 12/31/49 (Ê)(ƒ) 40 44
Series GMTN
3.300% due 01/11/23 460 491
4.450% due 03/03/26 160 185
3.500% due 04/19/26 3,250 3,686
3.593% due 07/21/28 (Ê) 180 205
Series WI
3.004% due 12/20/23 (Ê) 267 281
3.419% due 12/20/28 (Ê) 2,343 2,649
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 270 282
BankUnited, Inc.
4.875% due 11/17/25 2,879 3,236
Barrick NA Finance LLC
5.700% due 05/30/41 800 1,146
BAT Capital Corp.
Series WI
3.557% due 08/15/27 1,290 1,420
4.540% due 08/15/47 720 824
Bayer US Finance II LLC
4.250% due 12/15/25 (Þ) 2,779 3,186
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,891 2,070
BBVA USA
2.500% due 08/27/24 1,100 1,132
Becton Dickinson and Co.
3.363% due 06/06/24 1,220 1,327
3.734% due 12/15/24 2,989 3,326
4.685% due 12/15/44 79 105

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
184 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bed Bath & Beyond, Inc.
4.915% due 08/01/34 496 333
5.165% due 08/01/44 156 100
Berkshire Hathaway Energy Co.
Series WI
3.500% due 02/01/25 2,864 3,190
Berkshire Hathaway Finance Corp.
4.200% due 08/15/48 2,508 3,413
4.250% due 01/15/49 950 1,312
Berkshire Hathaway, Inc.
3.125% due 03/15/26 2,880 3,253
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
6.125% due 11/15/22 (Þ) 140 139
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 80 81
BNP Paribas SA
Series 144a
5.198% due 01/10/30 (Ê)(Þ) 200 250
Boardwalk Pipelines, LP
3.375% due 02/01/23 1,082 1,102
4.800% due 05/03/29 1,963 2,135
Boeing Co. (The)
2.700% due 05/01/22 671 682
4.875% due 05/01/25 1,450 1,566
3.100% due 05/01/26 120 120
2.700% due 02/01/27 140 135
2.800% due 03/01/27 150 147
3.200% due 03/01/29 980 971
5.150% due 05/01/30 700 767
3.250% due 02/01/35 1,330 1,242
3.550% due 03/01/38 140 129
5.705% due 05/01/40 590 667
3.750% due 02/01/50 310 280
5.805% due 05/01/50 620 728
5.930% due 05/01/60 430 516
BP Capital Markets America, Inc.
2.937% due 04/06/23 50 53
2.750% due 05/10/23 2,953 3,136
3.216% due 11/28/23 620 670
3.790% due 02/06/24 100 110
3.410% due 02/11/26 500 559
3.119% due 05/04/26 800 892
3.633% due 04/06/30 330 383
3.000% due 02/24/50 1,250 1,349
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 3,362 3,333
Bristol-Myers Squibb Co.
Series WI
2.250% due 08/15/21 350 357
3.550% due 08/15/22 200 212
2.900% due 07/26/24 790 860
3.875% due 08/15/25 330 380
3.200% due 06/15/26 860 978
3.900% due 02/20/28 1,305 1,549
3.400% due 07/26/29 790 931
5.000% due 08/15/45 480 719
Broadcom, Inc.
2.250% due 11/15/23 (Þ) 680 708
4.700% due 04/15/25 (Þ) 920 1,052
3.150% due 11/15/25 (Þ) 830 895
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Buckeye Partners, LP
4.150% due 07/01/23 601 604
3.950% due 12/01/26 557 553
4.125% due 12/01/27 262 255
5.850% due 11/15/43 236 217
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 1,050 1,153
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 1,079 1,199
4.150% due 12/15/48 1,805 2,461
Cameron LNG LLC
2.902% due 07/15/31 (Þ) 180 200
3.302% due 01/15/35 (Þ) 930 1,053
Capital One Financial Corp.
3.800% due 01/31/28 3,043 3,432
Cargill, Inc.
1.375% due 07/23/23 (Þ) 450 461
Carlyle Holdings II Finance LLC
5.625% due 03/30/43 (Þ) 353 438
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 160 164
2.242% due 02/15/25 (Þ) 360 376
2.493% due 02/15/27 (Þ) 70 74
2.722% due 02/15/30 (Þ) 710 750
2.700% due 02/15/31 (Þ) 200 211
3.377% due 04/05/40 (Þ) 240 259
3.577% due 04/05/50 (Þ) 250 276
CBL & Associates, LP
5.250% due 12/01/23 400 96
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.500% due 08/15/30 (Þ) 50 53
4.500% due 05/01/32 (Þ) 1,040 1,097
CDK Global, Inc.
Series WI
5.000% due 10/15/24 412 465
Celanese US Holdings LLC
4.625% due 11/15/22 1,515 1,631
Centene Corp.
Series WI
4.625% due 12/15/29 250 279
3.375% due 02/15/30 240 255
CenturyLink, Inc.
Series T
5.800% due 03/15/22 558 587
CF Industries, Inc.
3.450% due 06/01/23 261 273
4.950% due 06/01/43 117 137
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
5.375% due 04/01/38 550 694
5.750% due 04/01/48 2,020 2,648
4.800% due 03/01/50 160 192
Series WI
4.908% due 07/23/25 3,511 4,070
6.384% due 10/23/35 70 97
6.484% due 10/23/45 60 84
6.834% due 10/23/55 80 115
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 2,791 3,183
Chevron Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.566% due 05/16/23 1,973 2,088
1.554% due 05/11/25 510 532
1.995% due 05/11/27 170 182
3.078% due 05/11/50 60 69
Chubb INA Holdings, Inc.
3.350% due 05/03/26 260 299
Cigna Corp.
Series WI
3.750% due 07/15/23 642 699
4.125% due 11/15/25 640 741
4.375% due 10/15/28 1,680 2,029
Cimarex Energy Co.
4.375% due 06/01/24 150 160
3.900% due 05/15/27 1,060 1,081
4.375% due 03/15/29 500 521
Cintas Corp. No. 2
2.900% due 04/01/22 520 539
3.700% due 04/01/27 340 392
Citigroup, Inc.
4.050% due 07/30/22 295 314
1.678% due 05/15/24 (Ê) 500 514
3.106% due 04/08/26 (Ê) 340 370
4.450% due 09/29/27 740 862
3.980% due 03/20/30 (Ê) 300 352
4.412% due 03/31/31 (Ê) 670 816
2.572% due 06/03/31 (Ê) 340 361
8.125% due 07/15/39 755 1,366
5.300% due 05/06/44 671 944
4.750% due 05/18/46 110 147
4.650% due 07/23/48 1,425 2,002
Series 9-RG
4.650% due 07/30/45 889 1,221
Series P
5.950% due 12/31/49 (Ê)(ƒ) 1,510 1,612
CK Hutchison International 16, Ltd.
1.875% due 10/03/21 (Þ) 3,079 3,107
Cliffs Natural Resources, Inc.
6.250% due 10/01/40 889 578
CME Group, Inc.
5.300% due 09/15/43 200 314
CNH Industrial Capital LLC
3.875% due 10/15/21 1,188 1,224
4.200% due 01/15/24 2,151 2,319
Coca-Cola Co. (The)
2.950% due 03/25/25 110 122
3.375% due 03/25/27 520 602
1.450% due 06/01/27 490 510
4.125% due 03/25/40 90 121
2.500% due 06/01/40 20 22
4.200% due 03/25/50 850 1,198
2.600% due 06/01/50 200 214
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 2,416 2,933
Comcast Corp.
2.750% due 03/01/23 3,000 3,179
3.700% due 04/15/24 270 301
3.100% due 04/01/25 30 33
3.375% due 08/15/25 200 225
3.950% due 10/15/25 450 521
3.150% due 03/01/26 380 429
3.300% due 04/01/27 190 217
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.150% due 10/15/28 800 983
3.400% due 04/01/30 290 340
4.250% due 10/15/30 330 414
6.550% due 07/01/39 830 1,343
3.250% due 11/01/39 180 212
3.750% due 04/01/40 70 87
3.400% due 07/15/46 50 60
4.000% due 03/01/48 80 104
4.700% due 10/15/48 100 144
3.450% due 02/01/50 390 474
Series WI
3.999% due 11/01/49 207 272
Concho Resources, Inc.
4.375% due 01/15/25 370 382
3.750% due 10/01/27 600 657
4.300% due 08/15/28 670 761
Consolidated Edison Co.
Series 20A
3.350% due 04/01/30 180 211
Series 20B
3.950% due 04/01/50 140 179
Constellation Brands, Inc.
4.750% due 11/15/24 290 339
Continental Resources, Inc.
4.500% due 04/15/23 1,345 1,343
3.800% due 06/01/24 780 755
Series WI
4.375% due 01/15/28 440 411
Costco Wholesale Corp.
1.375% due 06/20/27 680 704
1.600% due 04/20/30 460 475
Credit Suisse Group AG
2.950% due 04/09/25 530 582
Crown Cork & Seal Co., Inc.
7.375% due 12/15/26 402 474
CSC Holdings LLC
4.125% due 12/01/30 (Þ) 400 422
CVS Health Corp.
2.750% due 12/01/22 170 178
3.700% due 03/09/23 800 861
2.625% due 08/15/24 500 537
4.100% due 03/25/25 950 1,080
3.625% due 04/01/27 150 172
4.300% due 03/25/28 520 618
3.250% due 08/15/29 685 771
3.750% due 04/01/30 400 469
4.780% due 03/25/38 290 373
4.125% due 04/01/40 180 219
5.125% due 07/20/45 710 965
5.050% due 03/25/48 1,030 1,419
4.250% due 04/01/50 80 102
DAE Funding LLC
5.750% due 11/15/23 (Þ) 100 98
DCP Midstream LLC
8.125% due 08/16/30 392 458
6.750% due 09/15/37 (Þ) 288 279
DCP Midstream Operating, LP
6.450% due 11/03/36 (Þ) 110 106
5.600% due 04/01/44 175 153
Deere & Co.
3.100% due 04/15/30 100 116
3.750% due 04/15/50 560 736

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
186 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Delhaize America, Inc.
9.000% due 04/15/31 809 1,292
Dell, Inc.
6.500% due 04/15/38 859 947
5.400% due 09/10/40 124 130
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 5,919 6,326
Series 2002-1
6.718% due 01/02/23 247 242
Delta Air Lines, Inc.
3.625% due 03/15/22 1,376 1,352
3.800% due 04/19/23 140 130
2.900% due 10/28/24 1,000 868
7.375% due 01/15/26 770 763
Devon Energy Corp.
5.850% due 12/15/25 400 447
7.875% due 09/30/31 650 799
4.750% due 05/15/42 20 19
5.000% due 06/15/45 1,150 1,126
Diageo Investment Corp.
2.875% due 05/11/22 600 627
Diamond Offshore Drilling, Inc.
3.450% due 11/01/23 (Ø) 81 9
4.875% due 11/01/43 (Ø) 178 19
Diamondback Energy, Inc.
3.500% due 12/01/29 270 270
Series WI
5.375% due 05/31/25 270 281
Discover Financial Services
4.100% due 02/09/27 3,174 3,520
Series BKNT
3.450% due 07/27/26 3,000 3,291
DISH DBS Corp.
Series WI
5.875% due 11/15/24 685 714
7.750% due 07/01/26 50 57
Dollar General Corp.
3.250% due 04/15/23 50 53
Dominion Energy, Inc.
7.000% due 06/15/38 150 227
DPL, Inc.
Series AI
4.350% due 04/15/29 164 173
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ) 562 787
Duke Energy Carolinas LLC
5.300% due 02/15/40 200 293
4.250% due 12/15/41 100 134
Duke Energy Ohio, Inc.
3.650% due 02/01/29 140 166
Eaton Corp.
2.750% due 11/02/22 1,180 1,242
4.150% due 11/02/42 80 102
Edison International
4.125% due 03/15/28 2,972 3,205
EMC Corp.
3.375% due 06/01/23 991 1,038
Enable Midstream Partners, LP
4.400% due 03/15/27 3,158 2,991
Enbridge Energy Partners, LP
7.375% due 10/15/45 2,006 3,024
Energy Transfer Operating, LP
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.875% due 01/15/24 2,708 2,984
4.500% due 04/15/24 300 319
2.900% due 05/15/25 320 324
3.750% due 05/15/30 1,010 999
6.250% due 04/15/49 120 129
Series 10Y
4.950% due 06/15/28 160 171
Series F
6.750% due 12/31/99 (Ê)(ƒ) 370 299
EnLink Midstream Partners, LP
4.150% due 06/01/25 594 476
5.450% due 06/01/47 300 169
Enstar Group, Ltd.
4.950% due 06/01/29 2,800 3,079
Enterprise Products Operating LLC
4.150% due 10/16/28 1,010 1,182
2.800% due 01/31/30 380 407
7.550% due 04/15/38 40 58
4.850% due 03/15/44 40 48
4.200% due 01/31/50 920 1,053
3.700% due 01/31/51 270 292
Series E
5.250% due 08/16/77 (Ê) 3,381 3,170
EOG Resources, Inc.
4.150% due 01/15/26 230 268
4.375% due 04/15/30 120 146
3.900% due 04/01/35 520 628
4.950% due 04/15/50 150 205
EQM Midstream Partners, LP
4.125% due 12/01/26 1,490 1,449
Series 30Y
6.500% due 07/15/48 100 100
Series 5Y
4.750% due 07/15/23 460 466
EQT Corp.
3.900% due 10/01/27 1,565 1,475
7.000% due 02/01/30 725 839
Exelon Corp.
3.497% due 06/01/22 1,180 1,236
Series WI
3.950% due 06/15/25 1,876 2,151
Exelon Generation Co. LLC
5.600% due 06/15/42 2,552 3,094
Expedia Group, Inc.
Series WI
5.000% due 02/15/26 3,069 3,238
Exxon Mobil Corp.
2.726% due 03/01/23 3,346 3,536
1.571% due 04/15/23 80 83
2.992% due 03/19/25 1,250 1,375
3.043% due 03/01/26 750 837
3.482% due 03/19/30 500 587
4.114% due 03/01/46 250 315
4.327% due 03/19/50 60 81
FedEx Corp.
4.500% due 02/01/65 1,136 1,225
FirstEnergy Corp.
Series A
1.600% due 01/15/26 180 177
Series C
7.375% due 11/15/31 3,420 4,913
4.850% due 07/15/47 180 222

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 187
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Ford Holdings LLC
9.300% due 03/01/30 266 311
Ford Motor Co.
9.000% due 04/22/25 130 153
6.625% due 10/01/28 547 595
7.450% due 07/16/31 2,627 3,114
5.291% due 12/08/46 603 573
Ford Motor Credit Co. LLC
3.096% due 05/04/23 1,914 1,895
4.375% due 08/06/23 307 318
5.125% due 06/16/25 200 213
5.113% due 05/03/29 1,296 1,382
Series FXD
3.813% due 10/12/21 600 606
Four Seasons Hotels, Ltd. 1st Lien Term
Loan
2.161% due 11/30/23 (Ê) 410 394
Fox Corp.
Series WI
4.709% due 01/25/29 40 49
5.476% due 01/25/39 660 913
Freeport-McMoRan, Inc.
4.550% due 11/14/24 10 11
4.625% due 08/01/30 170 182
5.400% due 11/14/34 479 538
5.450% due 03/15/43 1,771 1,970
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 2,258 2,407
General Dynamics Corp.
3.250% due 04/01/25 140 157
3.500% due 05/15/25 60 68
4.250% due 04/01/40 30 40
4.250% due 04/01/50 230 318
General Electric Co.
3.450% due 05/01/27 100 105
Series GMTN
3.100% due 01/09/23 679 716
6.150% due 08/07/37 583 699
6.875% due 01/10/39 1,780 2,299
Series MTNA
6.750% due 03/15/32 2,501 3,151
General Motors Co.
4.875% due 10/02/23 3,280 3,574
5.400% due 10/02/23 180 198
6.125% due 10/01/25 320 373
6.250% due 10/02/43 450 536
General Motors Financial Co., Inc.
4.375% due 09/25/21 150 155
4.200% due 11/06/21 1,435 1,484
3.550% due 07/08/22 2,085 2,167
4.250% due 05/15/23 100 106
Genworth Holdings, Inc.
4.900% due 08/15/23 180 160
6.500% due 06/15/34 791 655
Gilead Sciences, Inc.
3.650% due 03/01/26 170 196
4.750% due 03/01/46 315 455
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 2,024 2,156
Glencore Funding LLC
4.125% due 05/30/23 (Þ) 240 258
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.125% due 03/12/24 (Þ) 1,410 1,522
4.000% due 03/27/27 (Þ) 585 644
3.875% due 10/27/27 (Þ) 170 186
GLP Capital, LP / GLP Financing II, Inc.
5.375% due 11/01/23 550 588
5.300% due 01/15/29 1,806 2,011
Goldman Sachs Capital I
6.345% due 02/15/34 1,495 2,139
Goldman Sachs Group, Inc. (The)
5.750% due 01/24/22 1,865 2,007
3.500% due 04/01/25 530 587
3.272% due 09/29/25 (Ê) 525 573
4.250% due 10/21/25 510 583
3.500% due 11/16/26 590 658
4.223% due 05/01/29 (Ê) 880 1,041
6.450% due 05/01/36 320 461
6.750% due 10/01/37 1,550 2,332
4.411% due 04/23/39 (Ê) 230 293
6.250% due 02/01/41 460 724
5.150% due 05/22/45 940 1,308
4.750% due 10/21/45 250 346
4.000% due 12/29/49 (Ê)(ƒ) 17 15
Grifols Worldwide Operations USA, Inc.
Term Loan B
2.111% due 11/15/27 (Ê) 1,154 1,128
Guardian Life Global Funding
1.100% due 06/23/25 (Þ) 180 182
GUSAP III, LP
4.250% due 01/21/30 (Þ) 3,799 3,864
Halliburton Co.
3.800% due 11/15/25 29 31
4.850% due 11/15/35 280 307
Hanesbrands, Inc.
4.625% due 05/15/24 (Þ) 40 42
5.375% due 05/15/25 (Þ) 300 323
4.875% due 05/15/26 (Þ) 390 425
Harman International Industries, Inc.
4.150% due 05/15/25 1,342 1,507
Hartford Financial Services Group, Inc.
6.625% due 03/30/40 2,344 3,500
HCA, Inc.
5.375% due 02/01/25 150 169
5.250% due 04/15/25 250 291
7.690% due 06/15/25 415 489
4.500% due 02/15/27 70 81
5.625% due 09/01/28 180 215
5.875% due 02/01/29 390 475
3.500% due 09/01/30 420 441
5.500% due 06/15/47 2,723 3,650
Hershey Co. (The)
0.900% due 06/01/25 130 132
Hess Corp.
7.300% due 08/15/31 2,350 2,821
Hewlett Packard Enterprise Co.
Series WI
6.350% due 10/15/45 2,593 3,334
Hilton Domestic Operating Co., Inc.
5.375% due 05/01/25 (Þ) 430 450
5.750% due 05/01/28 (Þ) 150 160
Series WI
5.125% due 05/01/26 100 103

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
188 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp.
Series WI
4.625% due 04/01/25 20 20
Home Depot, Inc. (The)
3.250% due 03/01/22 2,106 2,205
2.625% due 06/01/22 1,088 1,134
2.500% due 04/15/27 270 299
3.900% due 12/06/28 40 49
2.700% due 04/15/30 330 373
3.300% due 04/15/40 360 428
3.900% due 06/15/47 60 78
3.350% due 04/15/50 1,010 1,230
Honeywell International, Inc.
1.350% due 06/01/25 310 321
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 2,925 2,846
Howmet Aerospace, Inc.
6.875% due 05/01/25 1,098 1,247
5.900% due 02/01/27 312 347
6.750% due 01/15/28 210 238
5.950% due 02/01/37 437 492
Humana, Inc.
3.150% due 12/01/22 100 105
4.500% due 04/01/25 80 93
3.950% due 03/15/27 330 379
4.625% due 12/01/42 150 196
4.950% due 10/01/44 120 167
4.800% due 03/15/47 30 42
Huntington Ingalls Industries, Inc.
4.200% due 05/01/30 (Þ) 2,811 3,298
Hyatt Hotels Corp.
5.375% due 04/23/25 3,001 3,224
4.850% due 03/15/26 920 959
Intel Corp.
3.700% due 07/29/25 150 172
4.600% due 03/25/40 220 303
4.750% due 03/25/50 1,060 1,548
4.950% due 03/25/60 530 815
International Business Machines Corp.
2.500% due 01/27/22 3,315 3,422
3.000% due 05/15/24 750 819
3.500% due 05/15/29 500 589
International Lease Finance Corp.
5.875% due 08/15/22 1,370 1,479
JC Penney Corp., Inc.
7.400% due 04/01/37 (Ø) 250 1
Jefferies Group LLC
6.500% due 01/20/43 2,635 3,346
Johnson & Johnson
3.625% due 03/03/37 350 438
JPMorgan Chase & Co.
4.350% due 08/15/21 900 937
1.514% due 06/01/24 (Ê) 410 420
3.875% due 09/10/24 1,300 1,453
4.023% due 12/05/24 (Ê) 1,130 1,250
2.083% due 04/22/26 (Ê) 850 891
4.125% due 12/15/26 390 457
4.250% due 10/01/27 210 247
4.203% due 07/23/29 (Ê) 480 573
4.452% due 12/05/29 (Ê) 230 280
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.750% due 09/01/30 800 1,194
2.522% due 04/22/31 (Ê) 470 507
4.950% due 06/01/45 700 1,015
3.109% due 04/22/51 (Ê) 130 147
Kinder Morgan Energy Partners, LP
7.300% due 08/15/33 2,714 3,779
5.500% due 03/01/44 40 49
5.400% due 09/01/44 30 37
Kinder Morgan, Inc.
5.625% due 11/15/23 (Þ) 2,837 3,226
4.300% due 06/01/25 370 420
4.300% due 03/01/28 410 478
5.550% due 06/01/45 310 403
5.050% due 02/15/46 170 210
5.200% due 03/01/48 180 231
Series GMTN
7.750% due 01/15/32 2,240 3,256
KKR Group Finance Co. II LLC
5.500% due 02/01/43 (Þ) 50 64
Kraft Heinz Foods Co.
4.250% due 03/01/31 (Þ) 110 121
6.750% due 03/15/32 10 13
6.875% due 01/26/39 417 558
7.125% due 08/01/39 (Þ) 156 211
4.625% due 10/01/39 (Þ) 10 11
5.000% due 06/04/42 926 1,036
4.875% due 10/01/49 (Þ) 771 852
5.500% due 06/01/50 (Þ) 270 317
Series WI
3.950% due 07/15/25 76 83
3.000% due 06/01/26 4,040 4,272
5.000% due 07/15/35 80 94
5.200% due 07/15/45 1,195 1,363
4.375% due 06/01/46 1,015 1,057
Kroger Co. (The)
2.800% due 08/01/22 3,000 3,133
L Brands, Inc.
6.950% due 03/01/33 402 346
7.600% due 07/15/37 249 211
L3Harris Technologies, Inc.
5.054% due 04/27/45 260 370
Lamb Weston Holdings, Inc.
4.875% due 11/01/26 (Þ) 350 367
4.875% due 05/15/28 (Þ) 30 34
Las Vegas Sands Corp.
3.200% due 08/08/24 960 964
2.900% due 06/25/25 3,563 3,512
Lennar Corp.
4.500% due 04/30/24 220 238
4.750% due 05/30/25 50 55
Series WI
5.000% due 06/15/27 20 22
4.750% due 11/29/27 700 800
Leucadia National Corp.
6.625% due 10/23/43 3,000 3,689
Levi Strauss & Co.
Series 144a
5.000% due 05/01/25 (Þ) 300 307
Liberty Interactive LLC
8.250% due 02/01/30 294 310
Lockheed Martin Corp.
4.500% due 05/15/36 100 135

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 189
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 10YR
3.550% due 01/15/26 900 1,034
Lowe's Cos., Inc.
3.120% due 04/15/22 2,968 3,087
4.500% due 04/15/30 210 262
5.000% due 04/15/40 190 260
5.125% due 04/15/50 690 997
Macy's Retail Holdings, Inc.
3.625% due 06/01/24 290 226
4.500% due 12/15/34 345 205
6.375% due 03/15/37 50 33
Magellan Health, Inc.
Series 0005
4.900% due 09/22/24 638 644
Marathon Petroleum Corp.
5.000% due 09/15/54 1,051 1,225
Markel Corp.
5.000% due 05/20/49 2,599 3,507
Marriott International, Inc.
3.750% due 10/01/25 1,013 1,036
Series WI
3.750% due 03/15/25 3,157 3,140
Mars, Inc.
2.700% due 04/01/25 (Þ) 290 315
3.200% due 04/01/30 (Þ) 450 523
Mastercard, Inc.
3.850% due 03/26/50 80 107
Mattel, Inc.
6.200% due 10/01/40 73 68
5.450% due 11/01/41 59 53
McDonald's Corp.
3.300% due 07/01/25 220 246
1.450% due 09/01/25 80 83
3.700% due 01/30/26 580 664
3.500% due 03/01/27 180 206
3.500% due 07/01/27 100 116
3.800% due 04/01/28 560 664
3.600% due 07/01/30 310 364
3.625% due 09/01/49 60 71
4.200% due 04/01/50 530 677
Medtronic, Inc.
Series WI
3.500% due 03/15/25 285 322
Merck & Co., Inc.
0.750% due 02/24/26 510 518
1.450% due 06/24/30 290 298
MetLife, Inc.
6.400% due 12/15/36 670 830
Micron Technology, Inc.
2.497% due 04/24/23 440 459
Microsoft Corp.
2.650% due 11/03/22 1,755 1,844
2.875% due 02/06/24 1,910 2,069
2.700% due 02/12/25 240 263
2.400% due 08/08/26 520 572
3.300% due 02/06/27 2,190 2,535
3.450% due 08/08/36 20 25
2.525% due 06/01/50 1,000 1,095
MidAmerican Energy Co.
3.500% due 10/15/24 2,808 3,120
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 2,885 2,905
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Mileage Plus Holdings LLC / Mileage
Plus Intellectual Property Assets, Ltd.
6.500% due 06/20/27 (Þ) 490 507
Mondelez International, Inc.
2.125% due 04/13/23 160 167
3.625% due 05/07/23 2,868 3,104
1.500% due 05/04/25 620 642
Morgan Stanley
3.737% due 04/24/24 (Ê) 690 746
2.188% due 04/28/26 (Ê) 130 137
3.622% due 04/01/31 (Ê) 1,590 1,859
Series GMTN
3.772% due 01/24/29 (Ê) 120 139
4.431% due 01/23/30 (Ê) 40 49
2.699% due 01/22/31 (Ê) 1,700 1,852
5.597% due 03/24/51 (Ê) 160 257
MPLX, LP
4.800% due 02/15/29 300 346
4.500% due 04/15/38 360 384
4.700% due 04/15/48 360 388
5.500% due 02/15/49 290 347
Series WI
4.500% due 07/15/23 200 216
4.875% due 06/01/25 350 396
MUFG Union Bank NA
Series BKNT
3.150% due 04/01/22 3,096 3,228
Murphy Oil Corp.
7.050% due 05/01/29 30 28
5.875% due 12/01/42 130 103
National Fuel Gas Co.
5.500% due 01/15/26 3,010 3,254
National Securities Clearing Corp.
1.200% due 04/23/23 (Þ) 420 428
1.500% due 04/23/25 (Þ) 340 354
Navient Corp.
7.250% due 01/25/22 209 219
Series MTN
5.625% due 08/01/33 637 541
NBCUniversal Media LLC
2.875% due 01/15/23 1,970 2,104
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,895 3,149
Nevada Power Co.
5.450% due 05/15/41 1,389 1,947
New York Life Global Funding
0.950% due 06/24/25 (Þ) 330 336
Newell Brands, Inc.
4.000% due 06/15/22 555 572
3.850% due 04/01/23 2,120 2,252
4.200% due 04/01/26 20 22
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 2,298 2,926
NIKE, Inc.
2.400% due 03/27/25 250 271
2.750% due 03/27/27 230 257
2.850% due 03/27/30 450 510
3.250% due 03/27/40 290 341
3.375% due 03/27/50 980 1,201
Noble Energy, Inc.
3.850% due 01/15/28 920 1,050
5.250% due 11/15/43 100 136

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
190 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.950% due 08/15/47 130 177
Noble Holding International, Ltd.
7.950% due 04/01/25 (Ø) 240 2
5.250% due 03/15/42 (Ø) 150 2
8.950% due 04/01/45 (Ø) 146 2
Northern Natural Gas Co.
4.300% due 01/15/49 (Þ) 2,615 3,239
Northrop Grumman Corp.
2.550% due 10/15/22 1,561 1,629
2.930% due 01/15/25 440 479
5.250% due 05/01/50 370 562
Series F0TZ
3.250% due 01/15/28 1,230 1,407
Novartis Capital Corp.
2.400% due 05/17/22 2,981 3,092
Nuveen LLC
4.000% due 11/01/28 (Þ) 400 480
NVIDIA Corp.
2.850% due 04/01/30 240 268
3.500% due 04/01/40 650 776
3.500% due 04/01/50 1,580 1,910
3.700% due 04/01/60 480 606
NXP BV / NXP Funding LLC / NXP
USA, Inc.
2.700% due 05/01/25 (Þ) 280 300
Occidental Petroleum Corp.
2.600% due 08/13/21 842 835
3.125% due 02/15/22 460 453
2.700% due 08/15/22 470 454
6.950% due 07/01/24 1,100 1,152
2.900% due 08/15/24 2,761 2,598
3.500% due 06/15/25 104 98
5.550% due 03/15/26 350 351
3.400% due 04/15/26 1,021 924
3.000% due 02/15/27 750 662
3.500% due 08/15/29 940 835
4.300% due 08/15/39 323 262
6.200% due 03/15/40 572 555
4.500% due 07/15/44 750 615
4.625% due 06/15/45 200 165
6.600% due 03/15/46 470 459
4.400% due 04/15/46 400 326
4.100% due 02/15/47 1,355 1,064
4.200% due 03/15/48 310 252
Oceaneering International, Inc.
4.650% due 11/15/24 355 238
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 3,067 3,284
ONEOK, Inc.
4.900% due 03/15/25 2,921 3,182
4.350% due 03/15/29 2,829 2,920
Oracle Corp.
2.625% due 02/15/23 2,981 3,142
3.900% due 05/15/35 2,694 3,388
Otis Worldwide Corp.
2.056% due 04/05/25 (Þ) 230 244
2.293% due 04/05/27 (Þ) 240 257
2.565% due 02/15/30 (Þ) 700 760
Pacific Gas and Electric Co.
1.750% due 06/16/22 690 693
2.100% due 08/01/27 210 210
2.500% due 02/01/31 260 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.300% due 08/01/40 60 61
3.500% due 08/01/50 110 110
PacifiCorp
6.000% due 01/15/39 970 1,488
4.100% due 02/01/42 1,710 2,199
Pactiv LLC
7.950% due 12/15/25 202 218
8.375% due 04/15/27 125 137
PayPal Holdings, Inc.
1.350% due 06/01/23 380 389
1.650% due 06/01/25 390 407
PepsiCo, Inc.
3.100% due 07/17/22 3,126 3,284
0.750% due 05/01/23 510 517
2.250% due 03/19/25 50 54
2.625% due 03/19/27 50 56
1.625% due 05/01/30 420 438
2.875% due 10/15/49 170 197
3.625% due 03/19/50 70 91
3.875% due 03/19/60 140 196
Petrobras Global Finance BV
6.250% due 03/17/24 130 142
Pfizer, Inc.
0.800% due 05/28/25 640 651
2.625% due 04/01/30 490 556
1.700% due 05/28/30 420 440
Philip Morris International, Inc.
2.500% due 08/22/22 600 625
1.125% due 05/01/23 260 265
2.100% due 05/01/30 300 318
4.500% due 03/20/42 220 285
Series 5YR
2.500% due 11/02/22 220 230
Phillips 66
3.850% due 04/09/25 2,854 3,200
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 2,923 3,015
6.650% due 01/15/37 2,901 3,299
Precision Castparts Corp.
2.500% due 01/15/23 3,203 3,352
3.250% due 06/15/25 2,600 2,911
4.375% due 06/15/45 342 432
Prime Security Services Borrower LLC /
Prime Finance, Inc.
5.250% due 04/15/24 (Þ) 360 387
5.750% due 04/15/26 (Þ) 250 278
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 160 163
Procter & Gamble Co. (The)
2.450% due 03/25/25 210 229
2.800% due 03/25/27 80 90
3.000% due 03/25/30 260 307
3.550% due 03/25/40 330 422
3.600% due 03/25/50 430 579
Progress Energy, Inc.
7.750% due 03/01/31 2,142 3,234
Prudential Financial, Inc.
5.700% due 09/15/48 (Ê) 2,869 3,385
PSEG Power LLC
8.625% due 04/15/31 896 1,338
PulteGroup, Inc.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 191
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.875% due 06/15/32 187 249
Range Resources Corp.
5.000% due 03/15/23 300 278
Series WI
4.875% due 05/15/25 640 536
Raytheon Technologies Corp.
3.650% due 08/16/23 19 21
3.200% due 03/15/24 (Þ) 3,032 3,288
3.150% due 12/15/24 (Þ) 200 218
4.125% due 11/16/28 340 408
2.250% due 07/01/30 420 451
4.500% due 06/01/42 160 214
RBS Capital Trust II
6.425% due 12/29/49 (Ê)(ƒ) 375 563
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 2,792 2,972
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 2,952 3,182
Republic Services, Inc.
2.500% due 08/15/24 280 300
Retail Properties of America, Inc.
4.000% due 03/15/25 3,259 3,257
Reynolds American, Inc.
5.850% due 08/15/45 310 410
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 950 1,036
Rockies Express Pipeline LLC
4.800% due 05/15/30 (Þ) 300 284
Royal Caribbean Cruises, Ltd.
7.500% due 10/15/27 100 84
RPM International, Inc.
4.550% due 03/01/29 2,860 3,277
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 380 433
Safeway, Inc.
7.250% due 02/01/31 479 536
Salesforce.com, Inc.
3.250% due 04/11/23 390 419
3.700% due 04/11/28 110 131
Santander Holdings USA, Inc.
4.500% due 07/17/25 100 110
Series FXD
3.500% due 06/07/24 1,456 1,560
Series WI
3.244% due 10/05/26 1,550 1,644
SBA Tower Trust
2.328% due 01/15/28 (Þ) 3,735 3,794
Sealed Air Corp.
6.875% due 07/15/33 (Þ) 300 364
Senior Housing Properties Trust
4.750% due 02/15/28 667 581
Service Properties Trust
4.375% due 02/15/30 3,173 2,590
Sherwin-Williams Co. (The)
Series WI
3.950% due 01/15/26 1,303 1,494
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 2,978 3,246
Solar Star Funding LLC
5.375% due 06/30/35 (Þ) 2,596 2,996
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Southern Copper Corp.
5.250% due 11/08/42 1,410 1,851
Southern Power Co.
5.150% due 09/15/41 1,250 1,487
Southwest Airlines Co.
4.750% due 05/04/23 2,104 2,208
Southwestern Energy Co.
6.200% due 01/23/25 1,089 1,006
Spectra Energy Partners, LP
4.750% due 03/15/24 2,787 3,131
Spirit AeroSystems, Inc.
3.950% due 06/15/23 172 145
4.600% due 06/15/28 460 359
Sprint Capital Corp.
8.750% due 03/15/32 2,813 4,339
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 63 63
4.738% due 03/20/25 (Þ) 630 685
Sunoco Logistics Partners Operations,
LP
6.100% due 02/15/42 2,633 2,768
5.300% due 04/01/44 50 49
Synchrony Financial
5.150% due 03/19/29 2,751 3,141
Series BKNT
3.000% due 06/15/22 852 878
Sysco Corp.
2.400% due 02/15/30 3,115 3,136
Targa Resources Partners, LP / Targa
Resources Partners Finance Corp.
5.500% due 03/01/30 (Þ) 230 242
Target Corp.
2.250% due 04/15/25 440 473
Teachers Insurance & Annuity
Association of America
4.900% due 09/15/44 (Þ) 400 543
4.375% due 09/15/54 (Ê)(Þ) 200 213
Tenet Healthcare Corp.
6.875% due 11/15/31 255 244
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/30 (Þ) 350 369
Texas Instruments, Inc.
1.750% due 05/04/30 270 283
Thermo Fisher Scientific, Inc.
4.150% due 02/01/24 2,802 3,123
Time Warner Cable LLC
7.300% due 07/01/38 400 582
6.750% due 06/15/39 70 98
Time Warner Entertainment Co., LP
8.375% due 03/15/23 1,057 1,252
TJX Cos., Inc. (The)
3.500% due 04/15/25 310 346
3.750% due 04/15/27 90 104
T-Mobile USA, Inc.
6.000% due 03/01/23 10 10
6.000% due 04/15/24 10 10
3.500% due 04/15/25 (Þ) 1,470 1,624
3.750% due 04/15/27 (Þ) 90 102
3.875% due 04/15/30 (Þ) 1,160 1,328
2.550% due 02/15/31 (Þ) 3,209 3,334
Toll Brothers Finance Corp.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
192 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.375% due 04/15/23 160 168
Toyota Motor Credit Corp.
3.400% due 09/15/21 1,958 2,025
Transcontinental Gas Pipe Line Co. LLC
Series WI
7.850% due 02/01/26 960 1,258
TransDigm, Inc.
8.000% due 12/15/25 (Þ) 120 130
6.250% due 03/15/26 (Þ) 290 306
Transocean, Inc.
7.500% due 04/15/31 237 63
6.800% due 03/15/38 179 46
Trinity Industries, Inc.
4.550% due 10/01/24 619 624
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 2,900 3,030
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 3,367 3,515
Tyson Foods, Inc.
3.950% due 08/15/24 2,521 2,807
Unilever Capital Corp.
3.125% due 03/22/23 2,148 2,298
Union Pacific Corp.
3.750% due 07/15/25 80 91
3.950% due 09/10/28 860 1,035
2.400% due 02/05/30 600 655
3.750% due 02/05/70 560 689
Series WI
3.839% due 03/20/60 390 493
United Parcel Service, Inc.
3.900% due 04/01/25 3,000 3,425
United Rentals NA, Inc.
6.500% due 12/15/26 50 56
3.875% due 11/15/27 60 63
4.875% due 01/15/28 100 107
5.250% due 01/15/30 750 821
3.875% due 02/15/31 130 130
United States Steel Corp.
6.650% due 06/01/37 570 353
UnitedHealth Group, Inc.
2.375% due 10/15/22 70 73
3.500% due 06/15/23 150 164
3.750% due 07/15/25 200 230
1.250% due 01/15/26 140 145
3.875% due 12/15/28 130 157
2.875% due 08/15/29 600 684
2.000% due 05/15/30 150 160
5.700% due 10/15/40 400 609
4.250% due 06/15/48 120 164
4.450% due 12/15/48 80 112
3.700% due 08/15/49 80 103
3.875% due 08/15/59 280 371
3.125% due 05/15/60 60 70
Unum Group
4.500% due 12/15/49 3,195 3,253
Upjohn, Inc.
2.700% due 06/22/30 (Þ) 3,090 3,296
US Bancorp
1.450% due 05/12/25 990 1,027
USAA Capital Corp.
1.500% due 05/01/23 (Þ) 150 154
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Valero Energy Corp.
4.500% due 03/15/28 3,000 3,486
7.500% due 04/15/32 2,499 3,594
Ventas Realty, LP
3.125% due 06/15/23 3,075 3,181
VEREIT Operating Partnership LP
4.600% due 02/06/24 3,113 3,348
Verizon Communications, Inc.
3.500% due 11/01/24 30 33
2.625% due 08/15/26 150 166
3.000% due 03/22/27 150 169
3.150% due 03/22/30 380 436
7.750% due 12/01/30 800 1,253
4.500% due 08/10/33 1,000 1,309
5.250% due 03/16/37 890 1,255
3.850% due 11/01/42 60 76
4.125% due 08/15/46 270 353
5.500% due 03/16/47 50 78
4.000% due 03/22/50 180 242
Series WI
2.946% due 03/15/22 2,972 3,097
3.376% due 02/15/25 291 327
4.329% due 09/21/28 166 204
4.862% due 08/21/46 390 557
ViacomCBS, Inc.
3.875% due 04/01/24 150 164
Visa, Inc.
4.300% due 12/14/45 1,880 2,679
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 1,580 1,662
VMware, Inc.
4.500% due 05/15/25 2,895 3,279
VOC Escrow, Ltd.
5.000% due 02/15/28 (Þ) 310 253
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 2,906 3,026
Vornado Realty Trust
3.500% due 01/15/25 3,391 3,442
Voya Financial, Inc.
Series WI
4.700% due 01/23/48 (Ê) 3,276 3,260
Walmart, Inc.
3.400% due 06/26/23 3,189 3,462
3.550% due 06/26/25 130 148
3.700% due 06/26/28 810 975
Walt Disney Co. (The)
Series WI
6.400% due 12/15/35 2,193 3,378
6.650% due 11/15/37 200 309
Washington Prime Group, LP
6.450% due 08/15/24 939 369
Waste Management, Inc.
3.500% due 05/15/24 1,200 1,308
4.150% due 07/15/49 80 107
Wells Fargo & Co.
1.491% due 10/31/23 (Ê) 200 202
2.188% due 04/30/26 (Ê) 130 136
3.000% due 10/23/26 920 1,009
3.196% due 06/17/27 (Ê) 500 548
2.393% due 06/02/28 (Ê) 530 557
4.150% due 01/24/29 815 968

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.879% due 10/30/30 (Ê) 4,666 5,074
4.478% due 04/04/31 (Ê) 330 405
5.375% due 11/02/43 200 279
4.400% due 06/14/46 160 200
4.750% due 12/07/46 2,430 3,203
5.013% due 04/04/51 (Ê) 3,670 5,296
Series GMTN
4.900% due 11/17/45 1,700 2,246
Western Midstream Operating, LP
2.116% due 01/13/23 (Ê) 140 130
3.100% due 02/01/25 390 389
4.650% due 07/01/26 240 246
4.500% due 03/01/28 130 130
4.050% due 02/01/30 1,130 1,144
5.450% due 04/01/44 3,319 3,029
5.250% due 02/01/50 340 336
Williams Cos., Inc. (The)
3.600% due 03/15/22 500 521
7.750% due 06/15/31 300 395
8.750% due 03/15/32 2,135 3,101
5.800% due 11/15/43 430 529
Series A
7.500% due 01/15/31 390 512
WPX Energy, Inc.
5.250% due 10/15/27 140 138
4.500% due 01/15/30 60 56
Wyndham Destinations, Inc.
6.350% due 10/01/25 17 18
Wyndham Worldwide Corp.
3.900% due 03/01/23 368 357
5.400% due 04/01/24 178 178
Yum! Brands, Inc.
3.750% due 11/01/21 68 69
3.875% due 11/01/23 676 701
6.875% due 11/15/37 288 334
ZF NA Capital, Inc.
4.750% due 04/29/25 (Þ) 324 342
860,601
International Debt - 10.7%
1011778 B.C. Unlimited Liability Co. /
New Red Finance, Inc.
4.250% due 05/15/24 (Þ) 490 500
1011778 B.C. Unlimited Liability Co.
Term Loan B4
1.911% due 11/19/26 (Ê) 1,495 1,433
ABN AMRO Bank NV
4.750% due 07/28/25 (Þ) 400 450
Abu Dhabi Government International
Bond
2.500% due 10/11/22 (Þ) 730 758
3.875% due 04/16/50 (Þ) 1,570 1,988
Adani Ports & Special Economic Zone,
Ltd.
4.000% due 07/30/27 (Þ) 3,264 3,263
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 200 198
4.875% due 01/16/24 3,327 3,382
Series WI
5.000% due 10/01/21 550 563
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 1,490 1,511
Alibaba Group Holding, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.125% due 11/28/21 2,651 2,730
Altrice France SA Term Loan B12
3.862% due 01/31/26 (Ê) 449 438
America Movil SAB de CV
3.125% due 07/16/22 3,061 3,196
Anglo American Capital PLC
3.750% due 04/10/22 (Þ) 380 394
3.625% due 09/11/24 (Þ) 350 374
5.375% due 04/01/25 (Þ) 2,838 3,270
4.750% due 04/10/27 (Þ) 480 552
ArcelorMittal SA
3.600% due 07/16/24 590 617
4.550% due 03/11/26 260 282
Argentine Republic Government
International Bond
5.625% due 01/26/22 (~)(Ê) 2,160 954
6.875% due 01/11/48 (~)(Ê) 300 124
Series NY
2.661% due 03/31/29 (~)(Ê) 1,530 638
Series WI
7.500% due 04/22/26 (~)(Ê) 290 125
Avolon Holdings Funding, Ltd.
5.125% due 10/01/23 (Þ) 3,000 2,854
Axis Bank, Ltd.
3.000% due 08/08/22 (Þ) 3,134 3,136
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 2,846 2,929
Banco de Credito e Inversiones SA
3.500% due 10/12/27 (Þ) 2,974 3,178
Banco Santander Mexico SA
5.950% due 10/01/28 (Ê)(Þ) 3,109 3,214
Banco Santander SA
1.386% due 04/12/23 (Ê) 200 200
3.848% due 04/12/23 200 215
2.706% due 06/27/24 600 641
2.746% due 05/28/25 1,400 1,481
4.379% due 04/12/28 800 925
Bancolombia SA
3.000% due 01/29/25 3,257 3,241
Bangkok Bank PCL
4.050% due 03/19/24 (Þ) 2,475 2,691
Banistmo SA
Series MTQ0
3.650% due 09/19/22 (Þ) 723 727
Bank of Montreal
3.803% due 12/15/32 (Ê) 120 134
Bank of Nova Scotia (The)
1.300% due 06/11/25 470 480
Series BKNT
2.450% due 09/19/22 2,982 3,117
Barclays Bank PLC
1.700% due 05/12/22 350 357
6.278% due 12/29/49 (Ê)(ƒ) 244 266
Barclays PLC
4.338% due 05/16/24 (Ê) 600 651
4.972% due 05/16/29 (Ê) 340 407
5.088% due 06/20/30 (Ê) 1,380 1,626
4.950% due 01/10/47 2,737 3,836
Bausch Health Americas, Inc. Term
Loan B
3.176% due 06/01/25 (Ê) 359 353

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
194 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bausch Health Cos., Inc.
6.250% due 02/15/29 (Þ) 400 425
7.250% due 05/30/29 (Þ) 270 297
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 2,880 3,049
BHP Billiton Finance USA, Ltd.
5.000% due 09/30/43 260 382
6.750% due 10/19/75 (Ê)(Þ) 1,400 1,653
BNP Paribas SA
3.375% due 01/09/25 (Þ) 3,280 3,577
4.705% due 01/10/25 (Ê)(Þ) 1,250 1,396
2.219% due 06/09/26 (Ê)(Þ) 590 613
4.625% due 03/13/27 (Þ) 450 519
4.400% due 08/14/28 (Þ) 1,490 1,769
4.375% due 03/01/33 (Ê)(Þ) 240 273
BP Capital Markets PLC
3.561% due 11/01/21 1,100 1,143
3.245% due 05/06/22 1,092 1,141
Brazil Government International Bond
4.625% due 01/13/28 1,660 1,818
5.625% due 01/07/41 2,860 3,245
5.000% due 01/27/45 1,490 1,579
Brookfield Finance, Inc.
4.000% due 04/01/24 2,769 3,027
Canadian Imperial Bank of Commerce
2.550% due 06/16/22 2,978 3,097
0.950% due 06/23/23 470 475
Celulosa Arauco y Constitucion SA
5.150% due 01/29/50 (Þ) 1,500 1,538
Series WI
5.500% due 11/02/47 1,297 1,391
Cenovus Energy, Inc.
3.000% due 08/15/22 1,757 1,775
CNOOC Finance USA LLC
3.500% due 05/05/25 1,340 1,471
Colombia Government International
Bond
5.625% due 02/26/44 1,420 1,855
Cooperatieve Rabobank UA
4.625% due 12/01/23 600 664
4.375% due 08/04/25 2,850 3,236
Credit Agricole SA
1.907% due 06/16/26 (Ê)(Þ) 390 401
Credit Suisse Group AG
2.593% due 09/11/25 (Ê)(Þ) 250 262
2.193% due 06/05/26 (Ê)(Þ) 1,230 1,267
3.869% due 01/12/29 (Ê)(Þ) 2,931 3,295
4.194% due 04/01/31 (Ê)(Þ) 510 596
Series WI
4.875% due 05/15/45 2,414 3,397
Daimler Finance NA LLC
2.200% due 10/30/21 (Þ) 3,015 3,064
Danone SA
2.589% due 11/02/23 (Þ) 4,695 4,956
Danske Bank A/S
5.000% due 01/12/22 (Þ) 4,516 4,759
3.001% due 09/20/22 (Ê)(Þ) 510 520
3.875% due 09/12/23 (Þ) 230 248
5.375% due 01/12/24 (Þ) 490 554
1.226% due 06/22/24 (Þ) 200 202
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Deutsche Bank AG
3.700% due 05/30/24 3,071 3,246
4.500% due 04/01/25 629 638
4.296% due 05/24/28 (Ê) 709 692
DNB Bank ASA
2.150% due 12/02/22 (Þ) 3,189 3,312
DP World PLC
5.625% due 09/25/48 (Þ) 980 1,196
Ecopetrol SA
5.875% due 09/18/23 3,127 3,444
5.875% due 05/28/45 1,210 1,384
Egypt Government International Bond
5.577% due 02/21/23 (Þ) 550 565
Electricite de France SA
6.000% due 01/22/14 (Þ) 2,380 3,288
Enbridge, Inc.
3.700% due 07/15/27 2,850 3,177
Enel SpA
Series 658A
3.500% due 04/06/28 (Þ) 2,929 3,252
Eni SpA
4.250% due 05/09/29 (Þ) 2,734 3,068
Equate Petrochemical BV
4.250% due 11/03/26 (Þ) 460 494
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 3,005 3,332
Froneri International, Ltd. Term Loan
2.411% due 01/31/27 (Ê) 450 431
Garda World Security Corp. 1st Lien
Term Loan B
4.930% due 10/17/26 (Ê) 275 272
Gazprom OAO Via Gaz Capital SA
4.950% due 07/19/22 (Þ) 2,847 3,001
GE Capital International Funding Co.
Unlimited Co.
Series WI
4.418% due 11/15/35 5,274 5,451
GFL Environmental, Inc.
4.250% due 06/01/25 (Þ) 240 250
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (Ê) 119 119
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 1,241 1,295
2.875% due 06/01/22 1,933 2,019
HSBC Bank PLC
7.650% due 05/01/25 2,615 3,167
HSBC Holdings PLC
2.650% due 01/05/22 1,991 2,050
4.250% due 08/18/25 670 742
2.099% due 06/04/26 (Ê) 580 592
4.583% due 06/19/29 (Ê) 4,784 5,582
4.950% due 03/31/30 200 245
3.973% due 05/22/30 (Ê) 900 1,019
2.848% due 06/04/31 (Ê) 1,190 1,246
6.500% due 12/31/99 (Ê)(ƒ) 710 717
ICBCIL Finance Co., Ltd.
2.500% due 09/29/21 (Þ) 2,880 2,902
Indonesia Government International
Bond
3.500% due 01/11/28 440 483
4.350% due 01/11/48 490 587

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 195
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.700% due 10/30/49 1,970 2,165
Series DmtN
3.850% due 07/18/27 (Þ) 200 224
Series REGS
3.750% due 04/25/22 1,550 1,614
5.125% due 01/15/45 400 524
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 1,500 1,540
3.375% due 01/12/23 (Þ) 2,323 2,406
5.017% due 06/26/24 (Þ) 1,840 1,936
5.710% due 01/15/26 (Þ) 400 435
3.875% due 01/12/28 (Þ) 1,171 1,246
Inversiones CMPC SA
4.500% due 04/25/22 (Þ) 1,128 1,173
4.375% due 05/15/23 (Þ) 670 703
4.750% due 09/15/24 (Þ) 652 703
Israel Government International Bond
2.750% due 07/03/30 500 553
3.875% due 07/03/50 270 336
KazMunajGaz
6.375% due 10/24/48 (Þ) 250 334
Kenya Government International Bond
Series REGS
6.875% due 06/24/24 420 426
Kuwait Government International Bond
3.500% due 03/20/27 (Þ) 1,200 1,358
Lloyds Banking Group PLC
3.900% due 03/12/24 900 995
4.500% due 11/04/24 600 662
4.375% due 03/22/28 200 238
4.550% due 08/16/28 210 254
4.344% due 01/09/48 2,984 3,735
6.413% due 01/29/49 (Ê)(ƒ)(Þ) 225 251
Series 144a
6.657% due 12/29/49 (Ê)(ƒ)(Þ) 343 391
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 2,827 3,000
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 865 1,167
Magnolia Finance XI DAC
2.224% due 08/13/24 (Š) 1,164 1,106
Series 2019-1OTF Class A
3.660% due 08/09/24 (Ê)(Þ) 1,123 1,112
Marks & Spencer PLC
7.125% due 12/01/37 (Þ) 362 362
Methanex Corp.
5.650% due 12/01/44 477 389
Mexico Generadora de Energia S de RL
5.500% due 12/06/32 (Þ) — —
Mexico Government International Bond
4.350% due 01/15/47 3,420 3,694
Mitsubishi UFJ Financial Group, Inc.
2.998% due 02/22/22 310 322
2.623% due 07/18/22 3,166 3,289
Mondelez International, Inc.
2.125% due 09/19/22 (Þ) 300 310
Natwest Group PLC
3.875% due 09/12/23 280 304
Nigeria Government International Bond
6.500% due 11/28/27 (Þ) 300 285
7.143% due 02/23/30 (Þ) 320 307
OCP SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 10/22/25 (Þ) 330 344
Panama Government International Bond
4.500% due 04/01/56 560 756
Panther BF Aggregator, LP Term Loan B
3.667% due 04/30/26 (Ê) 1,370 1,335
Park Aerospace Holdings, Ltd.
5.250% due 08/15/22 (Þ) 1,000 964
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 3,495 3,686
Peru Government International Bond
6.550% due 03/14/37 10 16
5.625% due 11/18/50 880 1,500
Petrobras Global Finance BV
7.375% due 01/17/27 620 728
Series WI
5.299% due 01/27/25 6,205 6,706
Petroleos Mexicanos
3.500% due 01/30/23 200 194
Series WI
4.625% due 09/21/23 250 243
6.875% due 08/04/26 1,030 1,025
Prosus NV
4.850% due 07/06/27 (Þ) 750 852
Provincia de Buenos Aires
6.500% due 02/15/23 (~)(Ê)(Þ) 450 190
7.875% due 06/15/27 (~)(Ê)(Þ) 400 173
Qatar Government International Bond
4.000% due 03/14/29 (Þ) 650 770
4.817% due 03/14/49 (Þ) 1,200 1,713
4.400% due 04/16/50 (Þ) 410 557
Reliance Industries, Ltd.
4.125% due 01/28/25 (Þ) 2,934 3,212
Republic of Peru Government
International Bond
2.783% due 01/23/31 310 345
Royal Bank of Canada
1.150% due 06/10/25 450 459
Series GMTN
1.600% due 04/17/23 780 804
Royal Bank of Scotland Group PLC
6.125% due 12/15/22 500 548
5.125% due 05/28/24 1,500 1,655
4.519% due 06/25/24 (Ê) 200 218
4.269% due 03/22/25 (Ê) 500 550
7.648% due 12/31/49 (Ê)(ƒ) 706 1,054
Royal Caribbean Cruises, Ltd.
3.700% due 03/15/28 170 119
SABIC Capiral II BV
4.000% due 10/10/23 (Þ) 2,930 3,154
Sands China, Ltd.
3.800% due 01/08/26 (Þ) 410 427
Series WI
4.600% due 08/08/23 750 792
5.125% due 08/08/25 420 457
Santander UK Group Holdings PLC
5.625% due 09/15/45 (Þ) 2,653 3,391
Santander UK PLC
5.000% due 11/07/23 (Þ) 988 1,084
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 3,093 3,255
Schneider Electric SE
2.950% due 09/27/22 (Þ) 1,470 1,537
Seagate Technology PLC

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
196 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 03/01/24 2,927 3,183
SFR Group SA
7.375% due 05/01/26 (Þ) 230 245
Shell International Finance BV
1.750% due 09/12/21 1,964 1,995
2.750% due 04/06/30 460 512
4.375% due 05/11/45 550 723
4.000% due 05/10/46 430 536
3.250% due 04/06/50 880 990
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 2,994 3,094
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 3,016 3,076
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 1,245 1,302
Sinopec Group Overseas Development,
Ltd.
4.375% due 04/10/24 (Þ) 530 588
Smurfit Kappa Treasury Funding, Ltd.
7.500% due 11/20/25 365 441
Societe Generale SA
5.000% due 01/17/24 (Þ) 2,968 3,251
Standard Chartered PLC
3.950% due 01/11/23 (Þ) 2,944 3,073
7.014% due 12/30/49 (Ê)(ƒ)(Þ) 250 283
Stars Group Holdings BV Term Loan B
3.808% due 07/10/25 (Ê) 20 20
Statoil ASA
3.150% due 01/23/22 1,645 1,714
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 90 91
Suncor Energy, Inc.
3.600% due 12/01/24 2,852 3,126
Swedbank AB
1.300% due 06/02/23 (Þ) 570 580
Teck Resources, Ltd.
6.000% due 08/15/40 20 22
Telecom Italia Capital SA
6.375% due 11/15/33 209 255
6.000% due 09/30/34 394 479
7.200% due 07/18/36 531 697
7.721% due 06/04/38 562 780
Telefonaktiebolaget LM Ericsson
4.125% due 05/15/22 981 1,038
Telefonica Emisiones SA
5.213% due 03/08/47 700 901
Tencent Holdings, Ltd.
2.985% due 01/19/23 (Þ) 2,978 3,101
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/22 150 149
Series 2
3.650% due 11/10/21 90 90
Teva Pharmaceutical Finance IV BV
3.650% due 11/10/21 220 221
Teva Pharmaceutical Finance
Netherlands III BV
2.800% due 07/21/23 1,130 1,096
3.150% due 10/01/26 360 328
Series WI
6.000% due 04/15/24 220 233
Teva Pharmaceutical Industries, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
7.125% due 01/31/25 (Þ) 620 680
Textainer Marine Containers, Ltd.
Series 2017-2A Class A
3.520% due 06/20/42 (Þ) 4,125 4,115
Toronto-Dominion Bank (The)
0.750% due 06/12/23 880 889
1.150% due 06/12/25 450 460
Total Capital Canada, Ltd.
2.750% due 07/15/23 2,108 2,254
Total Capital International SA
4.250% due 12/15/21 1,139 1,200
3.750% due 04/10/24 2,826 3,143
Toyota Industries Corp.
3.110% due 03/12/22 (Þ) 275 285
TransAlta Corp.
4.500% due 11/15/22 564 570
6.500% due 03/15/40 281 281
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 1,200 1,258
6.390% due 01/15/50 (Þ) 1,794 1,816
UBS AG
1.750% due 04/21/22 (Þ) 870 888
UBS Group AG
3.491% due 05/23/23 (Þ) 1,000 1,048
2.859% due 08/15/23 (Ê)(Þ) 200 208
4.253% due 03/23/28 (Þ) 250 291
3.126% due 08/13/30 (Ê)(Þ) 3,371 3,739
7.000% due 12/31/99 (Ê)(ƒ)(Þ) 2,510 2,663
UniCredit SpA
6.572% due 01/14/22 (Þ) 4,247 4,515
7.296% due 04/02/34 (Ê)(Þ) 231 268
Valaris PLC
4.875% due 06/01/22 333 256
Vale Overseas, Ltd.
6.875% due 11/21/36 1,374 1,876
Valeant Pharmaceuticals International,
Inc.
5.500% due 11/01/25 (Þ) 20 21
Virgin Media Secured Finance PLC
5.500% due 05/15/29 (Þ) 350 381
Vodafone Group PLC
4.375% due 05/30/28 950 1,153
7.000% due 04/04/79 (Ê) 466 560
Ziggo Secured Finance BV Term Loan I
2.675% due 04/30/28 (Ê) 19 18
350,297
Loan Agreements - 1.3%
Air Medical Group Holdings, Inc. Term
Loan B1
4.250% due 04/28/22 (~)(Ê) 370 365
Allied Universal Holdco Term Loan B
4.411% due 07/12/26 (Ê) 1,356 1,337
American Airlines, Inc. Incremental
Term Loan
2.175% due 12/14/23 (Ê) 322 240
Api Group DE, Inc. Term Loan B
2.661% due 10/01/26 (Ê) 1,373 1,346
Aramark Services, Inc. 1st Lien Term
Loan B3
1.911% due 03/11/25 (Ê) 333 316
Asurion LLC 1st Lien Term Loan B7
3.161% due 11/03/24 (Ê) 762 748
Asurion LLC Term Loan B4

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 197
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.161% due 08/04/22 (Ê) 537 530
Atlantic Aviation FBO, Inc. Term Loan B
3.911% due 12/06/25 (Ê) 118 112
Berry Global, Inc. Term Loan W
2.188% due 10/01/22 (Ê) 522 511
Brickman Group, Ltd. 1st Lien Term
Loan B
2.688% due 08/15/25 (Ê) 206 201
Caesars Resort Collection LLC 1st Lien
Term Loan B
2.911% due 12/22/24 (Ê) 630 578
Caesars Resort Collection LLC Term
Loan
4.687% due 06/19/25 (Ê) 400 385
4.772% due 06/19/25 (Ê) 2 00 195
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (Ê) 1,545 1,509
Charter Communications Operating LLC
Term Loan B1
1.920% due 04/30/25 (Ê) 1,229 1,201
Citadel Securities, LP Term Loan B
2.911% due 02/27/26 (Ê) 1,191 1,176
CityCenter Holdings LLC Term Loan B
3.000% due 04/18/24 (Ê) 85 78
Dcert Buyer, Inc. Term Loan B
4.161% due 10/16/26 (Ê) 1,377 1,353
Deerfield Dakota Holding, LLC 2020
Term Loan B
4.750% due 04/09/27 (Ê) 1,020 1,004
Dell International LLC Term Loan B
2.750% due 09/19/25 (Ê) 838 826
Delta Air Lines, Inc. Term Loan B
5.750% due 04/29/23 (Ê) 850 836
Diamond Sports Group LLC Term Loan
3.420% due 08/24/26 (Ê) 39 31
Edelman Financial Center LLC 1st Lien
Term Loan
3.172% due 07/19/25 (Ê) 315 304
Elanco Animal Health, Inc. Term Loan B
0.000% due 02/04/27 (~)(Ê)(v) 1,080 1,052
Eyecare Partners LLC Delayed Draw
Term Loan
3.750% due 02/20/27 (Ê)(
ƕ
) 61 55
Eyecare Partners LLC Term Loan
4.822% due 02/20/27 (Ê) 259 237
First Eagle Holdings, Inc. Term Loan B
2.808% due 02/02/27 (Ê) 227 221
Focus Financial Partners LLC Term Loan
2.161% due 07/03/24 (Ê) 625 606
Genesee & Wyoming, Inc. New Term
Loan
2.308% due 12/30/26 (Ê) 367 360
Golden Nugget, Inc. 1st Lien Term Loan
B
3.250% due 10/04/23 (Ê) 816 680
HCA, Inc. Term Loan B12
1.911% due 03/13/25 (Ê) 196 193
Hilton Worldwide Finance LLC Term
Loan B
1.922% due 06/21/26 (Ê) 1,378 1,323
iHeartCommunications, Inc. Term Loan
3.161% due 05/01/26 (Ê) 503 470
Intrawest Resorts Holdings, Inc. Term
Loan B1
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.911% due 07/31/24 (Ê) 591 566
Jaguar Holding Co. II 1st Lien Term
Loan
3.500% due 08/18/22 (Ê) 723 719
Jane Street Group LLC Term Loan
3.161% due 01/07/25 (Ê) 1,367 1,351
Level 3 Financing, Inc. Term Loan B
1.911% due 03/01/27 (Ê) 649 628
MA Finance Co. LLC Term Loan B
2.661% due 06/21/24 (Ê) 14 13
McAfee LLC Term Loan B
3.916% due 09/29/24 (Ê) 616 610
Michaels Stores, Inc. 1st Lien Term
Loan B
3.500% due 01/30/23 (Ê) 82 78
3.558% due 01/30/23 (Ê) 49 47
3.568% due 01/30/23 (Ê) 46 43
MultiPlan, Inc. Term Loan B
3.750% due 06/07/23 (Ê) 846 832
Nexstar Broadcasting, Inc. Term Loan B4
2.921% due 09/19/26 (Ê) 1,524 1,481
Option Care Health Inc. Term Loan B
4.661% due 08/06/26 (Ê) 1,373 1,366
Party City Holdings, Inc. Term Loan B
3.250% due 08/19/22 (Ê) 10 5
4.100% due 08/19/22 (Ê) 2 7 9 148
PCI Gaming Authority Term Loan
2.661% due 05/31/26 (Ê) 272 261
Phoenix Guarantor, Inc. Term Loan B
3.425% due 03/05/26 (Ê) 486 475
Prime Security Services Borrower LLC
Term Loan B1
4.250% due 09/23/26 (Ê) 1,061 1,042
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.911% due 11/16/25 (Ê) 1,342 1,309
Reynolds American, Inc. Term Loan
1.911% due 02/04/27 (Ê) 523 512
Reynolds Group Holdings, Inc. Term
Loan
2.911% due 02/05/23 (~)(Ê) 247 241
RPI Intermediate Finance Trust Term
Loan B1
1.911% due 02/11/27 (Ê) 1,144 1,131
Scientific Games International, Inc. 1st
Lien Term Loan B5
2.911% due 08/14/24 (~)(Ê) 178 162
3.058% due 08/14/24 (~)(Ê) 2 2
3.612% due 08/14/24 (~)(Ê) 727 660
Seattle SpinCo, Inc. 1st Lien Term Loan
B3
2.661% due 06/21/24 (Ê) 97 91
Sotera Health Holdings LLC Term Loan
5.500% due 12/13/26 (Ê) 1,436 1,431
Station Casinos LLC Term Loan B
2.500% due 02/08/27 (Ê) 129 119
TKC Holdings, Inc. 1st Lien Term Loan
4.750% due 02/01/23 (Ê) 345 323
T-Mobile USA, Inc. Term Loan
3.161% due 04/01/27 (Ê) 800 803
Trans Union LLC Term Loan B5
1.911% due 11/13/26 (Ê) 418 407
UFC Holdings LLC Term Loan
4.250% due 04/29/26 (Ê) 881 854

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
198 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
US Foods, Inc. Term Loan B
1.911% due 06/27/23 (Ê) 309 292
3.072% due 09/13/26 (Ê) 309 291
VFH Parent LLC Term Loan B
3.178% due 03/01/26 (Ê) 1,228 1,216
VICI Properties, Inc. Replacement Term
Loan B
1.926% due 12/22/24 (Ê) 460 441
Virgin Media Bristol LLC Term Loan N
2.675% due 01/31/28 (Ê) 1,311 1,270
VVC Holdings Corp. Term Loan B
4.818% due 02/11/26 (Ê) 1,366 1,345
Western Digital Corp. 1st Lien Term
Loan B4
1.911% due 04/29/23 (~)(Ê) 259 254
Wynn Resorts Finance LLC Term Loan A
1.920% due 09/20/24 (Ê) 1,415 1,273
44,468
Mortgage-Backed Securities - 25.6%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 975 1,074
A10 Securitization LLC
Series 2017-AA Class B1
0.015% due 05/15/36 (Þ) 6,380 6,090
Angel Oak Mortgage Trust
Series 2020-4 Class A1
1.469% due 06/25/65 (~)(Ê)(Þ) 3,020 3,023
Banc of America Funding Trust
Series 2005-D Class A1
4.217% due 05/25/35 (~)(Ê) 1,487 1,481
Banc of America Mortgage Trust
Series 2005-D Class 2A7
4.539% due 05/25/35 (~)(Ê) 356 343
Bear Stearns ARM Trust
Series 2004-3 Class 2A
3.911% due 07/25/34 (~)(Ê) 627 589
Series 2004-5 Class 2A
4.451% due 07/25/34 (~)(Ê) 228 222
BX Commercial Mortgage Trust
Series 2018-IND Class E
1.885% due 11/15/35 (Ê)(Þ) 3,934 3,902
Series 2018-IND Class G
2.235% due 11/15/35 (Ê)(Þ) 623 614
Series 2019-XL Class A
1.105% due 10/15/36 (Ê)(Þ) 1,927 1,922
Series 2019-XL Class F
2.185% due 10/15/36 (Ê)(Þ) 2,630 2,570
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,835 4,257
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class F
2.735% due 12/15/37 (Ê)(Þ) 3,491 3,370
Series 2019-LIFE Class G
3.435% due 12/15/37 (Ê)(Þ) 7,883 7,443
CHL Mortgage Pass-Through Trust
Series 2004-11 Class 2A1
3.820% due 07/25/34 (~)(Ê) 622 607
Series 2007-4 Class 1A10
6.000% due 05/25/37 2,335 1,690
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.251% due 05/10/35 (Þ) 990 1,032
Series 2019-SST2 Class F
2.685% due 12/15/36 (Ê)(Þ) 1,870 1,767
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11 Class A2A
4.380% due 10/25/35 (Ê) 20 19
Series 2012-7 Class 10A2
3.206% due 09/25/36 (~)(Ê)(Þ) 955 901
Series 2015-2 Class 5A1
2.268% due 03/25/47 (Ê)(Þ) 759 760
Commercial Mortgage Trust
Series 2013-300P Class A1
4.353% due 08/10/30 (Æ)(Þ) 950 1,018
Series 2013-CR6 Class B
3.397% due 03/10/46 (Þ) 1,355 1,369
Series 2014-277P Class A
3.732% due 08/10/49 (~)(Ê)(Þ) 930 1,002
Series 2015-3BP Class A
3.178% due 02/10/35 (Þ) 2,060 2,203
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 975 1,070
Series 2016-GCT Class A
2.681% due 08/10/29 (Þ) 971 977
Series 2019-521F Class D
3.471% due 06/15/34 (Ê)(Þ) 4,040 3,810
CORE Mortgage Trust
Series 2019-CORE Class D
3.564% due 12/15/31 (Ê)(Þ) 7,130 6,818
Countrywide Alternative Loan Trust
Series 2005-J13 Class 2A7
5.500% due 11/25/35 191 164
Series 2006-13T1 Class A3
6.000% due 05/25/36 1,801 1,288
Credit Suisse Mortgage Capital
Certificates
Series 2017-CHOP Class G
7.534% due 07/15/32 (Ê)(Þ) 1,500 942
Series 2019-ICE4 Class E
2.335% due 05/15/36 (Ê)(Þ) 5,766 5,624
Series 2019-ICE4 Class F
2.835% due 05/15/36 (Ê)(Þ) 2,250 2,174
Credit Suisse Mortgage Securities Corp.
Trust
4.764% due 12/15/22 2,810 2,571
Credit Suisse Mortgage Trust
Series 2018-J1 Class A2
3.500% due 02/25/48 (~)(Ê)(Þ) 2,864 2,974
Series 2019-AFC1 Class A1
2.573% due 07/25/49 (~)(Ê)(Þ) 1,742 1,768
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A3
3.447% due 08/15/48 270 291
CSWF
Series 2018-TOP Class B
1.485% due 08/15/35 (Ê)(Þ) 1,720 1,649
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Ê)(Þ) 4,612 4,714
DBUBS Mortgage Trust
Series 2011-LC3A Class C
5.513% due 08/10/44 (~)(Ê)(Þ) 320 322
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C3 Class A5

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 199
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.890% due 08/10/49 1,630 1,768
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
1.571% due 06/27/37 (~)(Ê)(Þ) 2,566 2,473
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (Ê)(Þ) 2,170 2,139
Fannie Mae
3.000% due 2027 334 352
3.500% due 2028 592 630
3.070% due 2029 150 172
3.160% due 2029 118 136
3.260% due 2029 60 70
2.060% due 2030 399 433
2.140% due 2030 200 217
2.260% due 2030 897 979
2.300% due 2030 100 109
3.500% due 2030 597 631
2.240% due 2031 200 219
2.600% due 2031 1,680 1,893
2.765% due 2031 400 453
2.770% due 2031 300 340
2.850% due 2031 210 240
2.870% due 2031 100 115
5.000% due 2031 1,544 1,705
1.850% due 2032 100 107
1.950% due 2032 100 107
2.320% due 2032 200 221
2.500% due 2032 4,146 4,397
2.500% due 2033 13,174 13,905
3.000% due 2033 2,662 2,849
3.500% due 2033 2,017 2,180
5.500% due 2034 384 450
2.500% due 2035 23,921 25,481
4.500% due 2035 1,989 2,174
5.500% due 2035 252 294
6.000% due 2035 253 298
4.000% due 2036 30 32
5.500% due 2036 491 570
4.000% due 2037 26 28
5.500% due 2037 146 168
5.500% due 2038 29 33
4.500% due 2039 257 285
6.000% due 2039 448 529
4.500% due 2040 91 101
5.500% due 2040 2,751 3,169
4.000% due 2041 434 478
4.500% due 2041 294 325
5.000% due 2041 1,699 1,954
6.000% due 2041 509 598
3.500% due 2042 63 69
3.500% due 2043 3,258 3,527
3.500% due 2045 4,682 5,077
4.000% due 2045 3,477 3,781
3.000% due 2046 1,683 1,814
3.500% due 2046 4,197 4,500
4.500% due 2046 2,330 2,639
5.000% due 2046 1,271 1,439
3.000% due 2047 13,107 14,008
3.500% due 2047 4,148 4,489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2047 5,728 6,128
3.500% due 2048 1,290 1,380
4.000% due 2048 97 106
4.500% due 2048 10,936 11,912
5.000% due 2048 8,133 8,894
3.000% due 2049 33,615 36,256
3.500% due 2049 4,793 5,177
4.000% due 2049 5,002 5,478
5.000% due 2049 437 478
2.000% due 2050 7,984 8,265
2.500% due 2050 41,207 43,428
3.000% due 2050 29,524 31,784
3.500% due 2050 15,237 16,201
4.500% due 2050 181 195
4.000% due 2056 3,421 3,791
4.500% due 2056 1,259 1,404
5.500% due 2056 1,111 1,242
3.500% due 2057 3,665 3,996
4.000% due 2057 277 307
4.500% due 2057 1,036 1,159
15 Year TBA(Ï)
2.000% 8,000 8,321
30 Year TBA(Ï)
2.000% 5,200 5,387
2.500% 2,700 2,836
5.000% 500 558
Series 1997-281 Class 2
Interest Only STRIP
9.000% due 11/25/26 6 1
Series 2000-306 Class IO
Interest Only STRIP
8.000% due 05/25/30 8 2
Series 2001-317 Class 2
Interest Only STRIP
8.000% due 12/25/31 12 3
Series 2002-320 Class 2
Interest Only STRIP
7.000% due 04/25/32 3 1
Series 2003-343 Class 6
Interest Only STRIP
5.000% due 10/25/33 179 30
Series 2005-365 Class 12
Interest Only STRIP
5.500% due 12/25/35 516 105
Series 2006-369 Class 8
Interest Only STRIP
5.500% due 04/25/36 79 17
Fannie Mae Connecticut Avenue
Securities
Series 2016-C04 Class 1M2
4.418% due 01/25/29 (Ê) 3,570 3,597
Series 2017-C01 Class 1M2
3.718% due 07/25/29 (Ê) 5,034 5,072
Series 2017-C05 Class 1M2
2.368% due 01/25/30 (Ê) 3,611 3,495
Series 2017-C07 Class 1M2
2.568% due 05/25/30 (Ê) 2,890 2,795
Series 2018-C03 Class 1M2
2.318% due 10/25/30 (Ê) 4,584 4,458
Series 2018-C05 Class 1M2
2.518% due 01/25/31 (Ê) 5,302 5,119
Series 2019-R07 Class 1B1

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
200 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.568% due 10/25/39 (Ê)(Þ) 2,800 2,255
Fannie Mae REMICS
Series 1997-68 Class SC
Interest Only STRIP
8.306% due 05/18/27 (Ê) 9 1
Series 2003-25 Class IK
Interest Only STRIP
7.000% due 04/25/33 30 7
Series 2003-32 Class UI
Interest Only STRIP
6.000% due 05/25/33 29 6
Series 2003-33 Class IA
Interest Only STRIP
6.500% due 05/25/33 139 31
Series 2003-35 Class IU
Interest Only STRIP
6.000% due 05/25/33 23 4
Series 2003-35 Class UI
Interest Only STRIP
6.500% due 05/25/33 30 6
Series 2003-64 Class JI
Interest Only STRIP
6.000% due 07/25/33 15 3
Series 2005-117 Class LC
5.500% due 11/25/35 509 538
Series 2006-118 Class A1
0.228% due 12/25/36 (Ê) 18 17
Series 2007-73 Class A1
1.883% due 07/25/37 (Ê) 165 163
Series 2009-70 Class PS
Interest Only STRIP
6.582% due 01/25/37 (Ê) 4,389 854
Series 2010-95 Class S
Interest Only STRIP
6.432% due 09/25/40 (Ê) 4,705 1,169
Series 2012-35 Class SC
Interest Only STRIP
4.677% due 04/25/42 (Ê) 19 4
Series 2013-54 Class BS
Interest Only STRIP
5.982% due 06/25/43 (Ê) 215 52
Series 2013-124 Class SB
Interest Only STRIP
5.782% due 12/25/43 (Ê) 439 93
Series 2016-23 Class ST
Interest Only STRIP
4.177% due 11/25/45 (Ê) 2,257 493
Series 2016-60 Class QS
Interest Only STRIP
4.277% due 09/25/46 (Ê) 730 152
Series 2016-61 Class BS
Interest Only STRIP
4.277% due 09/25/46 (Ê) 1,944 387
Series 2017-76 Class SB
Interest Only STRIP
5.932% due 10/25/57 (Ê) 1,324 294
Series 2017-85 Class SC
Interest Only STRIP
6.032% due 11/25/47 (Ê) 417 83
Fannie Mae-Aces
Series 2013-M6 Class 1AC
3.552% due 02/25/43 (~)(Ê) 339 381
Series 2017-M8 Class A2
3.061% due 05/25/27 (~)(Ê) 200 224
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-M9 Class APT2
3.228% due 04/25/28 (~)(Ê) 600 676
Series 2018-M15 Class 1A2
3.700% due 01/25/36 100 119
Series 2019-M1 Class A2
3.673% due 09/25/28 (~)(Ê) 1,830 2,152
Series 2019-M4 Class A2
3.610% due 02/25/31 390 469
Series 2019-M5 Class A2
3.273% due 02/25/29 710 822
Series 2019-M6 Class A2
3.450% due 01/01/29 780 910
Series 2019-M19 Class A2
2.560% due 09/25/29 1,019 1,129
Series 2019-M23 Class 3A3
2.720% due 10/25/31 (~)(Ê) 1,000 1,091
Series 2019-M27 Class A2
2.700% due 11/25/40 200 227
Series 2019-M28 Class AV
2.232% due 02/25/27 437 468
Series 2020-M6 Class A
2.500% due 10/25/37 98 105
Flagstar Mortgage Trust
Series 2018-2 Class A4
3.500% due 04/25/48 (~)(Ê)(Þ) 61 62
Freddie Mac
3.500% due 2030 626 663
3.000% due 2031 1,247 1,311
2.000% due 2032 100 104
2.500% due 2035 16,197 17,009
5.000% due 2035 20 23
4.000% due 2036 66 71
6.000% due 2038 899 1,051
4.500% due 2039 3,579 4,050
5.500% due 2039 450 516
5.500% due 2040 674 776
4.000% due 2041 4,415 4,918
5.500% due 2041 1,025 1,184
3.500% due 2043 1,953 2,128
4.000% due 2044 2,901 3,210
3.500% due 2045 12,535 13,786
4.000% due 2045 2,202 2,389
3.000% due 2046 14,055 15,223
3.500% due 2046 237 259
4.000% due 2046 2,197 2,362
4.500% due 2046 1,166 1,273
3.000% due 2047 4,049 4,395
3.500% due 2047 185 198
4.000% due 2047 104 111
4.500% due 2047 156 169
3.000% due 2048 487 530
4.000% due 2048 1,445 1,544
4.500% due 2048 5,134 5,530
5.000% due 2048 560 612
3.000% due 2049 2,372 2,552
4.500% due 2049 2,577 2,821
5.000% due 2049 642 702
2.500% due 2050 22,511 23,829
3.000% due 2050 33,359 35,711
3.500% due 2050 7,413 7,816
4.000% due 2050 1,545 1,647

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 201
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.500% due 2050 92 99
5.000% due 2050 1,612 1,761
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2016-K058 Class X1
Interest Only STRIP
0.926% due 08/25/26 (~)(Ê) 12,509 610
Series 2019-1513 Class A3
2.797% due 08/25/34 200 233
Series 2019-K091 Class A2
3.505% due 03/25/29 230 274
Series 2019-K094 Class X1
Interest Only STRIP
0.881% due 06/25/29 (~)(Ê) 999 68
Series 2019-K095 Class X1
Interest Only STRIP
0.949% due 06/25/29 (~)(Ê) 998 73
Series 2019-K101 Class X1
Interest Only STRIP
0.837% due 10/25/29 (~)(Ê) 2,397 161
Series 2019-K735 Class X1
Interest Only STRIP
0.965% due 05/25/26 (~)(Ê) 1,299 64
Series 2019-KC05 Class X1
Interest Only STRIP
1.204% due 06/25/27 (~)(Ê) 1,578 92
Freddie Mac Reference REMIC
Series 2006-R007 Class ZA
6.000% due 05/15/36 915 1,093
Freddie Mac REMICS
Series 1999-2129 Class SG
Interest Only STRIP
6.450% due 06/17/27 (Ê) 213 35
Series 2000-2247 Class SC
Interest Only STRIP
6.962% due 08/15/30 (Ê) 7 2
Series 2002-2463 Class SJ
Interest Only STRIP
7.462% due 03/15/32 (Ê) 18 4
Series 2003-2610 Class UI
Interest Only STRIP
6.500% due 05/15/33 5 1
Series 2003-2624 Class QH
5.000% due 06/15/33 250 288
Series 2003-2649 Class IM
Interest Only STRIP
7.000% due 07/15/33 39 10
Series 2011-3973 Class SA
Interest Only STRIP
4.569% due 12/15/41 (Ê) 74 17
Series 2012-4045 Class HD
4.500% due 07/15/41 1,176 1,281
Series 2019-RR01 Class X
Interest Only STRIP
1.534% due 06/25/28 (~)(Ê) 5,000 516
Freddie Mac Strips
Series 1998-191 Class IO
Interest Only STRIP
8.000% due 01/01/28 6 1
Series 1998-194 Class IO
Interest Only STRIP
6.500% due 04/01/28 13 2
Series 2001-212 Class IO
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Interest Only STRIP
6.000% due 05/15/31 14 3
Series 2001-215 Class IO
Interest Only STRIP
8.000% due 06/15/31 18 4
Series 2014-334 Class S7
Interest Only STRIP
4.179% due 08/15/44 (Ê) 836 184
Series 2016-353 Class S1
Interest Only STRIP
4.079% due 12/15/46 (Ê) 401 87
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2015-DNA3 Class M3
4.868% due 04/25/28 (Ê) 7,081 7,318
Series 2015-DNA3 Class M3F
3.868% due 04/25/28 (Ê) 4,380 4,438
Series 2016-DNA4 Class M3
3.968% due 03/25/29 (Ê) 5,490 5,543
Series 2017-DNA1 Class B1
6.773% due 07/25/29 (Ê) 830 842
Series 2017-DNA1 Class M2
3.418% due 07/25/29 (Ê) 2,898 2,903
Series 2017-DNA2 Class M2
3.618% due 10/25/29 (Ê) 9,218 9,296
Series 2017-DNA3 Class M2
2.668% due 03/25/30 (Ê) 4,538 4,498
Series 2018-DNA2 Class M2
2.318% due 12/25/30 (Ê)(Þ) 2,400 2,262
Series 2018-DNA3 Class M2
2.268% due 09/25/48 (Ê)(Þ) 2,400 2,299
Series 2020-DNA2 Class M2
2.018% due 02/25/50 (Ê)(Þ) 2,900 2,747
Freddie Mac Whole Loan Securities
Trust
Series 2016-SC01 Class M1
3.835% due 07/25/46 (~)(Ê) 142 141
Ginnie Mae
30 Year TBA(Ï)
2.500% 4,400 4,647
Ginnie Mae I
4.500% due 2039 5,821 6,476
5.000% due 2039 2,104 2,414
4.500% due 2040 516 570
4.500% due 2041 1,063 1,181
3.000% due 2042 597 634
4.500% due 2042 154 170
3.000% due 2043 693 734
3.500% due 2048 571 606
Ginnie Mae II
3.500% due 2044 198 211
3.000% due 2045 458 487
3.500% due 2045 85 90
3.000% due 2046 2,359 2,501
3.500% due 2046 1,790 1,909
3.500% due 2047 1,715 1,842
4.000% due 2047 3,396 3,653
4.500% due 2048 3,397 3,655
5.000% due 2048 83 90
4.000% due 2049 296 320
4.500% due 2049 720 770
5.000% due 2049 1,187 1,286
3.000% due 2050 1,091 1,155

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
202 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 2050 198 211
4.000% due 2050 295 320
Ginnie Mae REMICS
Series 1999-27 Class SE
Interest Only STRIP
8.058% due 08/16/29 (Ê) 25 4
Series 2012-135 Class IO
Interest Only STRIP
0.611% due 01/16/53 (~)(Ê) 9,681 284
Series 2012-H27 Class AI
Interest Only STRIP
1.725% due 10/20/62 (~)(Ê) 963 51
Series 2013-50 Class IO
Interest Only STRIP
0.189% due 10/16/48 (~)(Ê) 16,919 213
Series 2013-53 Class OI
Interest Only STRIP
3.500% due 04/20/43 117 12
Series 2013-107 Class AD
2.694% due 11/16/47 (~)(Ê) 561 593
Series 2014-17 Class AM
2.580% due 06/16/48 (~)(Ê) 243 254
Series 2014-190 Class PL
3.500% due 12/20/44 3,964 4,325
Series 2016-21 Class ST
Interest Only STRIP
5.588% due 02/20/46 (Ê) 1,608 361
Series 2016-84 Class IG
Interest Only STRIP
4.500% due 11/16/45 687 121
Series 2016-135 Class SB
Interest Only STRIP
5.395% due 10/16/46 (Ê) 294 83
Series 2017-111 Class IO
Interest Only STRIP
0.739% due 02/16/59 (~)(Ê) 2,732 162
Series 2017-H15 Class KI
Interest Only STRIP
2.347% due 07/20/67 (~)(Ê) 554 66
Series 2017-H18 Class BI
Interest Only STRIP
1.755% due 09/20/67 (~)(Ê) 7,155 621
Series 2017-H20 Class IB
Interest Only STRIP
2.222% due 10/20/67 (~)(Ê) 277 28
Series 2018-119 Class IO
Interest Only STRIP
0.658% due 05/16/60 (~)(Ê) 2,609 159
Series 2018-H06 Class PF
0.603% due 02/20/68 (Ê) 820 815
Series 2018-H07 Class FD
0.603% due 05/20/68 (Ê) 1,455 1,446
Series 2019-123 Class A
3.000% due 10/20/49 509 539
Series 2020-47 Class MI
Interest Only STRIP
3.500% due 04/20/50 793 131
Series 2020-47 Class NI
Interest Only STRIP
3.500% due 04/20/50 298 51
Series 2020-H09 Class FL
1.340% due 05/20/70 (Ê) 901 939
Series 2020-H09 Class NF
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.440% due 04/20/70 (Ê) 389 399
Greenwood Park CLO, Ltd.
Series 2018-1A Class A2
2.229% due 04/15/31 (Ê)(Þ) 3,133 3,058
GS Mortgage Securities Corp. II
Series 2018-SRP5 Class A
1.485% due 09/15/31 (Ê)(Þ) 2,790 2,550
GS Mortgage Securities Trust
Series 2013-GC14 Class AS
4.507% due 08/10/46 (Þ) 1,630 1,749
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 9,138 8,658
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 1,499 1,501
HMH Trust
Series 2017-NSS Class E
6.292% due 07/05/31 (Þ) 7,770 6,802
Hospitality Mortgage Trust
Series 2019-HIT Class D
2.185% due 11/15/36 (Ê)(Þ) 5,572 5,125
Series 2019-HIT Class E
2.535% due 11/15/36 (Ê)(Þ) 3,788 3,408
Hudsons Bay Simon JV Trust
Series 2015-HB7 Class A7
3.914% due 08/05/34 (Þ) 3,403 3,054
IndyMac Index Mortgage Loan Trust
Series 2007-AR1 Class 1A1
3.186% due 03/25/37 (~)(Ê) 698 636
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C7 Class XA
Interest Only STRIP
1.039% due 10/15/50 (~)(Ê) 11,501 538
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.446% due 07/15/41 (~)(Ê) 183 184
Series 2016-NINE Class A
2.949% due 09/06/38 (~)(Ê)(Þ) 2,305 2,464
Series 2018-PHH Class F
3.195% due 06/15/35 (Ê)(Þ) 2,910 2,114
JPMorgan Mortgage Trust
Series 2005-A4 Class 1A1
4.412% due 07/25/35 (~)(Ê) 83 84
Series 2013-1 Class 2A2
2.500% due 03/25/43 (~)(Ê)(Þ) 1,852 1,870
Series 2017-4 Class A6
3.000% due 11/25/48 (~)(Ê)(Þ) 499 502
Series 2018-3 Class A1
3.500% due 09/25/48 (~)(Ê)(Þ) 2,491 2,555
Series 2018-3 Class A3
3.500% due 09/25/48 (~)(Ê)(Þ) 1,080 1,106
Series 2018-4 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 14 15
Series 2018-5 Class A1
3.500% due 10/25/48 (~)(Ê)(Þ) 2,245 2,295
Series 2018-8 Class A15
4.000% due 01/25/49 (~)(Ê)(Þ) 18 18
Series 2018-8 Class A3
4.000% due 01/25/49 (~)(Ê)(Þ) 1,646 1,693
Series 2018-9 Class A15
4.000% due 02/25/49 (~)(Ê)(Þ) 31 30
Series 2019-INV2 Class A3

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 203
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.500% due 02/25/50 (~)(Ê)(Þ) 3,131 3,229
JPMorgan Wealth Mangement
3.000% due 02/25/50 5,344 5,516
LB Commercial Mortgage Trust
Series 2007-C3 Class AJ
6.116% due 07/15/44 (~)(Ê) 118 117
Lone Star Portfolio Trust
Series 2015-LSP Class E
6.035% due 09/15/28 (Ê)(Þ) 485 476
ML-CFC Commercial Mortgage Trust
Series 2007-5 Class AJ
5.450% due 08/12/48 (~)(Ê) 452 261
Series 2007-5 Class AJFL
5.450% due 08/12/48 (~)(Ê)(Þ) 447 259
Morgan Stanley Capital I Trust
Series 2007-T25 Class AJ
5.574% due 11/12/49 (~)(Ê) 1,376 1,391
Series 2015-MS1 Class A4
3.779% due 05/15/48 (~)(Ê) 1,360 1,503
Series 2016-UBS9 Class A4
3.594% due 03/15/49 1,425 1,579
Series 2019-BPR Class A
1.585% due 05/15/36 (Ê)(Þ) 1,220 1,164
Morgan Stanley Capital I, Inc.
Series 2019-NUGS Class E
3.744% due 12/15/36 (Ê)(Þ) 8,380 7,595
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 5,268 5,211
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 58,208 1,341
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 35,996 219
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (~)(Ê)(Þ) 1,435 1,414
Nomura Resecuritization Trust
Series 2014-1R Class 5A3
0.684% due 10/26/36 (Ê)(Þ) 2,297 2,283
Series 2015-4R Class 1A14
2.309% due 03/26/47 (Ê)(Þ) 4,700 3,745
Series 2015-8R Class 4A4
3.512% due 11/25/47 (~)(Ê)(Þ) 5,584 3,649
Series 2015-11R Class 3A2
2.747% due 05/26/36 (~)(Ê)(Þ) 1,272 1,243
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,041 1,072
Series 2017-1MKT Class D
4.146% due 02/10/32 (Þ) 2,675 2,747
Series 2017-1MKT Class E
4.142% due 02/10/32 (Þ) 4,080 4,073
PMT Credit Risk Transfer Trust
Series 2019-3R Class A
2.870% due 10/27/22 (Ê)(Þ) 1,904 1,820
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (Ê)(Þ) 2,411 2,385
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 1,055 1,073
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Residential Mortgage Loan Trust
Series 2019-3 Class A2
2.941% due 09/25/59 (~)(Ê)(Þ) 2,259 2,268
Series 2019-3 Class A3
3.044% due 09/25/59 (~)(Ê)(Þ) 2,259 2,245
Sequoia Mortgage Trust
Series 2014-4 Class A2
3.500% due 11/25/44 (~)(Ê)(Þ) 69 69
Series 2015-1 Class A1
3.500% due 01/25/45 (~)(Ê)(Þ) 2,522 2,605
Shops at Crystals Trust
Series 2016-CSTL Class A
3.126% due 07/05/36 (Þ) 520 499
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-12 Class 2A
4.147% due 09/25/34 (~)(Ê) 1,556 1,510
Structured Asset Mortgage Investments
II Trust
Series 2004-AR7 Class A1B
2.246% due 04/19/35 (Ê) 272 265
Series 2004-AR8 Class A1
2.526% due 05/19/35 (Ê) 818 785
Tharaldson Hotel Portfolio Trust
Series 2018-THL Class A
2.520% due 11/11/34 (Ê)(Þ) 705 673
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2004-AR1 Class A
4.851% due 03/25/34 (~)(Ê) 308 303
Series 2004-AR4 Class A6
4.453% due 06/25/34 (~)(Ê) 2,008 1,926
Series 2006-AR10 Class 1A1
3.727% due 09/25/36 (~)(Ê) 1,723 1,594
Series 2006-AR18 Class 1A1
3.079% due 01/25/37 (~)(Ê) 3,197 2,904
Series 2007-HY5 Class 3A1
4.322% due 05/25/37 (~)(Ê) 1,778 1,667
Wells Fargo Commercial Mortgage Trust
Series 2017-RB1 Class XA
Interest Only STRIP
1.403% due 03/15/50 (~)(Ê) 8,817 579
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-AR5 Class 1A1
4.026% due 04/25/36 (~)(Ê) 3,338 3,192
WFRBS Commercial Mortgage Trust
Series 2014-C19 Class A3
3.660% due 03/15/47 1,515 1,527
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 2,648 2,912
840,608
Non-US Bonds - 4.6%
Argentina Treasury Bond
Series CER
5.901% due 08/05/21 ARS 14,635 139
Argentine Bonos del Tesoro
18.200% due 10/03/21 ARS 27,640 199
Brazil Notas do Tesouro Nacional
Series NTNB
6.000% due 05/15/45 BRL 882 769
Series NTNF
10.000% due 01/01/23 BRL 6,356 1,399

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
204 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
10.000% due 01/01/25 BRL 8,441 1,935
10.000% due 01/01/27 BRL 1,852 431
Canadian Government International
Bond
0.750% due 09/01/21 CAD 2,779 2,087
1.500% due 06/01/23 CAD 5,515 4,261
2.250% due 06/01/25 CAD 4,024 3,284
4.203% due 06/01/27 CAD 3,004 2,341
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 27,950,300 9,299
6.000% due 04/28/28 COP 9,397,400 2,635
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 12,156,000 915
Series FR59
7.000% due 05/15/27 IDR 28,636,000 2,002
Series FR68
8.375% due 03/15/34 IDR 30,315,000 2,251
Series FR77
8.125% due 05/15/24 IDR 4,833,000 357
Series FR78
8.250% due 05/15/29 IDR 62,502,000 4,664
Italy Buoni Poliennali Del Tesoro
2.300% due 10/15/21 EUR 12,820 15,547
Japan 10 Year Government International
Bond
Series 356
0.100% due 09/20/29 JPY 254,600 2,433
Japan 20 Year Government International
Bond
Series 170
0.004% due 09/20/39 JPY 226,700 2,116
Malaysia Government International Bond
Series 0114
4.181% due 07/15/24 MYR 19,806 5,048
Series 0116
3.800% due 08/17/23 MYR 12,154 3,019
Series 0218
3.757% due 04/20/23 MYR 1,340 331
Series 0219
3.885% due 08/15/29 MYR 2,351 613
Series 0314
4.048% due 09/30/21 MYR 6,770 1,638
Series 0319
3.478% due 06/14/24 MYR 4,806 1,194
Mexican Bonos
Series M 30
10.000% due 11/20/36 MXN 75,784 4,648
Series M
7.750% due 11/13/42 MXN 288,249 14,434
8.000% due 11/07/47 MXN 191,590 9,801
Peru Government International Bond
5.700% due 08/12/24 PEN 12,420 4,126
6.900% due 08/12/37 PEN 7,173 2,514
Russian Federal Bond - OFZ
Series 6207
8.150% due 02/03/27 RUB 133,010 2,068
Series 6212
7.050% due 01/19/28 RUB 76,616 1,125
Series 6219
7.750% due 09/16/26 RUB 206,670 3,140
Series 6224
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.900% due 05/23/29 RUB 254,964 3,701
Series 6225
7.250% due 05/10/34 RUB 4,270 64
Series 6228
7.650% due 04/10/30 RUB 139,580 2,126
Series 6230
7.700% due 03/16/39 RUB 175,220 2,756
Singapore Government International
Bond
1.250% due 10/01/21 SGD 5,681 4,181
3.125% due 09/01/22 SGD 1,570 1,210
2.750% due 07/01/23 SGD 1,784 1,389
3.000% due 09/01/24 SGD 3,243 2,605
2.125% due 06/01/26 SGD 5,326 4,216
3.500% due 03/01/27 SGD 6,493 5,590
2.875% due 07/01/29 SGD 2,648 2,270
2.875% due 09/01/30 SGD 4,703 4,098
Spain Government International Bond
1.600% due 04/30/25 (Þ) EUR 652 834
1.950% due 07/30/30 (Þ) EUR 2,971 4,074
151,877
United States Government Treasuries - 9.4%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 2,679 2,725
0.375% due 07/15/23 19,677 20,671
0.375% due 07/15/25 12,956 14,056
3.375% due 04/15/32 11,744 17,936
2.125% due 02/15/40 5,967 9,261
2.125% due 02/15/41 878 1,384
1.375% due 02/15/44 7,756 11,267
0.750% due 02/15/45 1,067 1,392
0.000% due 02/15/46 4,934 6,833
0.875% due 02/15/47 8,386 11,465
0.000% due 02/15/48 3,109 4,410
0.000% due 02/15/49 10,800 15,517
0.250% due 02/15/50 1,107 1,351
United States Treasury Notes
1.125% due 08/31/21 20,990 21,215
1.500% due 11/30/21 18,545 18,882
0.125% due 05/31/22 8,235 8,234
1.875% due 05/31/22 1,460 1,507
1.625% due 08/15/22 6,440 6,636
1.625% due 12/15/22 5,930 6,142
1.750% due 05/15/23 9,285 9,706
1.375% due 06/30/23 1,060 1,098
1.250% due 07/31/23 3,150 3,256
1.250% due 08/31/24 960 1,002
2.000% due 02/15/25 2,825 3,054
0.375% due 04/30/25 260 262
0.250% due 05/31/25 14,870 14,900
0.250% due 06/30/25 60 60
2.000% due 08/15/25 3,773 4,107
3.000% due 10/31/25 1,540 1,761
2.250% due 11/15/25 5,610 6,197
1.625% due 02/15/26 7,367 7,912
2.250% due 03/31/26 2,350 2,610
1.625% due 05/15/26 6,610 7,112
1.500% due 08/15/26 3,974 4,254
2.375% due 05/15/27 4,660 5,284
0.500% due 05/31/27 7,320 7,377

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 205
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.625% due 05/15/30 60 60
2.750% due 11/15/42 2,615 3,480
2.875% due 05/15/43 1,610 2,187
2.875% due 08/15/45 1,450 1,991
3.000% due 05/15/47 1,285 1,826
2.750% due 11/15/47 3,805 5,201
3.000% due 02/15/48 3,130 4,474
2.050% due 05/15/49 500 349
2.000% due 02/15/50 7,780 9,342
1.250% due 05/15/50 19,495 19,728
309,474
Total Long-Term Investments
(cost $2,670,919) 2,789,607
Common Stocks - 0.0%
Financial Services - 0.0%
Escrow GM Corp.(Æ)(Š) 420,000
—
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 9,557
—
Total Common Stocks
(cost $239) —
Short-Term Investments - 13.3%
American Express Co.
2.200% due 10/30/20 300 301
Apple, Inc.
2.000% due 11/13/20 420 422
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 BRL 21,012 4,191
CenturyLink, Inc.
Series S
6.450% due 06/15/21 473 490
Chubb INA Holdings, Inc.
2.300% due 11/03/20 150 150
CVS Health Corp.
3.350% due 03/09/21 149 152
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 1,164 1,196
Delta Air Lines, Inc.
3.400% due 04/19/21 650 648
Federal Home Loan Bank Discount
Notes
0.088% due 10/28/20 (ž) 700 700
Federal Home Loan Banks
0.010% due 10/07/20 (Ê) 2,810 2,810
Ford Motor Credit Co. LLC
3.157% due 08/04/20 (ç) 1,750 1,750
General Motors Financial Co., Inc.
2.450% due 11/06/20 170 171
Genworth Holdings, Inc.
7.200% due 02/15/21 329 328
Gilead Sciences, Inc.
2.550% due 09/01/20 110 110
Goldman Sachs Group, Inc. (The)
5.250% due 07/27/21 1,400 1,466
HSBC Bank USA NA
Series BKNT
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.875% due 08/24/20 300 301
JPMorgan Chase & Co.
2.550% due 03/01/21 50 51
Kinder Morgan Energy Partners, LP
3.500% due 03/01/21 160 162
Magnolia Finance XI DAC
Series 2019-2 Class A
2.918% due 07/31/21 (Ê)(Š)(Þ) 645 644
Netflix, Inc.
5.375% due 02/01/21 320 326
Nordea Bank AB
4.875% due 05/13/21 (Þ) 600 619
Poland Government International Bond
5.125% due 04/21/21 2,100 2,174
Progress Energy, Inc.
4.400% due 01/15/21 200 202
Royal Bank of Canada
2.150% due 10/26/20 20 20
Series GMTN
3.200% due 04/30/21 700 715
Sumitomo Mitsui Financial Group, Inc.
Series 5FXD
2.058% due 07/14/21 450 457
Svenska Handelsbanken AB
Series BKNT
3.350% due 05/24/21 420 430
Syngenta Finance NV
3.933% due 04/23/21 (Þ) 590 596
Teva Pharmaceutical Finance
Netherlands III BV
2.200% due 07/21/21 850 844
Time Warner Cable LLC
4.125% due 02/15/21 1,000 1,010
Toronto-Dominion Bank (The)
3.250% due 06/11/21 480 492
U.S. Cash Management Fund(@) 287,799,268(∞) 287,770
United States Treasury Bills
0.064% due 08/13/20 (ž) 32,736 32,735
0.000% due 08/18/20 (ç)(ž) 7,400 7,400
0.121% due 09/10/20 (ž) 24,112 24,110
0.118% due 10/08/20 (ž) 24,125 24,121
0.164% due 12/03/20 (ž) 17,311 17,305
0.010% due 02/25/21 (ž) 1,500 1,499
0.010% due 06/17/21 (ž) 600 600
1.724% due 07/15/21 (ž) 10,768 10,765
United States Treasury Notes
1.125% due 06/30/21 2,280 2,301
UnitedHealth Group, Inc.
3.875% due 10/15/20 100 100
US Bank NA
Series BKNT
3.150% due 04/26/21 390 398
WEA Finance LLC / Westfield UK &
Europe Finance PLC
3.250% due 10/05/20 (Þ) 1,025 1,026
Westpac Banking Corp.
2.600% due 11/23/20 410 413

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
206 Strategic Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Wyndham Destinations, Inc.
5.625% due 03/01/21 417 415
Xerox Corp.
4.500% due 05/15/21 1,273 1,298
Total Short-Term Investments
(cost $437,822) 436,184
Total Investments - 98.2%
(identified cost $3,108,980) 3,225,791
Other Assets and Liabilities,
Net - 1.8%
60,075
Net Assets - 100.0%
3,285,866

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 207
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
20.0%
1011778 B.C. Unlimited Liability Co. / New Red Finance, Inc. 03/15/19 490,000 100.74 494
500
225 Liberty Street Trust 02/17/16 975,000 102.38 998
1,074
A10 Securitization LLC 06/23/17 6,379,911 100.00 6,380
6,090
AbbVie, Inc. 11/12/19 340,000 99.89 340
375
AbbVie, Inc. 11/12/19 830,000 99.92 829
861
AbbVie, Inc. 11/12/19 690,000 99.98 690
776
AbbVie, Inc. 11/12/19 1,620,000 99.99 1,620
1,733
AbbVie, Inc. 03/25/20 80,000 97.60 78
102
AbbVie, Inc. 05/12/20 250,000 102.56 256
260
AbbVie, Inc. 05/12/20 2,934,000 102.68 3,013
3,076
AbbVie, Inc. 05/12/20 610,000 107.85 658
685
ABN AMRO Bank NV 06/16/16 400,000 102.28 409
450
Abu Dhabi Government International Bond 10/03/17 730,000 99.85 729
758
Abu Dhabi Government International Bond 04/08/20 1,570,000 96.16 1,510
1,988
ACE Securities Corp. Mortgage Loan Trust 03/08/17 3,434,559 93.78 3,221
3,365
Adani Ports & Special Economic Zone, Ltd. 07/09/20 3,264,000 97.40 3,179
3,263
Air Liquide Finance SA 03/04/20 1,490,000 100.73 1,501
1,511
Alimentation Couche-Tard, Inc. 09/19/17 2,912,000 102.37 2,981
3,213
Ambac LSNI LLC 05/04/16 16,175,720 100.32 16,227
16,135
Angel Oak Mortgage Trust 07/17/20 3,020,000 100.00 3,020
3,023
Anglo American Capital PLC 04/04/17 380,000 100.09 380
394
Anglo American Capital PLC 05/19/17 480,000 100.98 485
552
Anglo American Capital PLC 09/06/17 350,000 100.10 350
374
Anglo American Capital PLC 05/13/20 2,838,000 107.70 3,057
3,270
Applebee's Funding LLC / IHOP Funding LLC 05/28/19 1,530,000 100.00 1,530
1,315
Avis Budget Rental Car Funding LLC 05/06/19 1,420,000 100.65 1,429
1,454
Avolon Holdings Funding, Ltd. 07/24/20 3,000,000 95.02 2,850
2,854
Axis Bank, Ltd. 10/01/19 3,134,000 100.10 3,137
3,136
Banco de Bogota SA 09/22/17 2,846,000 103.93 2,958
2,929
Banco de Credito e Inversiones SA 12/05/19 2,974,000 102.27 3,041
3,178
Banco Santander Mexico SA 05/13/20 3,109,000 96.74 3,008
3,214
Bangkok Bank PCL 09/30/19 2,475,000 105.34 2,607
2,691
Banistmo SA 12/07/17 723,000 100.23 725
727
Bausch Health Cos., Inc. 04/15/20 270,000 109.51 296
297
Bausch Health Cos., Inc. 05/11/20 400,000 100.00 400
425
Bayer US Finance II LLC 06/11/20 2,779,000 113.08 3,142
3,186
Bayer US Finance LLC 09/05/18 1,891,000 101.20 1,914
2,070
BCAP LLC Trust 07/21/16 4,769,214 76.13 3,631
4,218
BCAP LLC Trust 03/20/17 3,353,140 86.23 2,891
2,939
Bharti Airtel International Netherlands BV 09/26/19 2,880,000 104.29 3,004
3,049
BHP Billiton Finance USA, Ltd. 06/16/16 1,400,000 108.52 1,519
1,653
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 5,833,125 99.11 5,781
5,445
Blue Racer Midstream LLC / Blue Racer Finance Corp. 02/25/19 140,000 101.44 142
139
Bluemountain CLO, Ltd. 01/18/18 2,361,835 100.65 2,377
2,333
BMW US Capital LLC 03/20/18 80,000 98.52 79
81
BNP Paribas SA 03/08/17 450,000 99.43 448
519
BNP Paribas SA 06/01/18 240,000 95.58 229
273
BNP Paribas SA 08/07/18 1,490,000 99.54 1,483
1,769
BNP Paribas SA 01/03/19 200,000 100.00 200
250
BNP Paribas SA 01/03/19 1,250,000 99.99 1,250
1,396
BNP Paribas SA 01/08/19 3,280,000 101.51 3,474
3,577
BNP Paribas SA 06/02/20 590,000 100.00 590
613
Broadcom, Inc. 04/06/20 920,000 103.20 949
1,052
Broadcom, Inc. 05/05/20 830,000 99.87 829
895
Broadcom, Inc. 05/05/20 680,000 99.99 680
708
BX Commercial Mortgage Trust 03/05/19 623,000 100.46 626
614
BX Commercial Mortgage Trust 10/09/19 1,927,075 100.00 1,927
1,922
BX Commercial Mortgage Trust 10/24/19 2,629,555 100.09 2,632
2,570
BX Commercial Mortgage Trust 02/13/20 3,934,000 100.47 3,952
3,902
BXP Trust 10/30/17 3,835,000 101.06 3,875
4,257
CAL Funding III, Ltd. 06/28/17 3,631,942 99.99 3,632
3,632
CAMB Commercial Mortgage Trust 01/25/19 7,883,000 100.00 7,883
7,443
CAMB Commercial Mortgage Trust 01/25/19 3,491,000 100.00 3,491
3,370
Cameron LNG LLC 12/05/19 180,000 100.00 180
200
Cameron LNG LLC 12/05/19 930,000 102.83 956
1,053
Cargill, Inc. 04/20/20 450,000 100.10 450
461
Carlyle Holdings II Finance LLC 07/07/20 353,000 121.34 428
438

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
208 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Carrier Global Corp. 02/13/20 160,000 100.00 160
164
Carrier Global Corp. 02/13/20 360,000 100.00 360
376
Carrier Global Corp. 02/13/20 70,000 100.00 70
74
Carrier Global Corp. 02/13/20 710,000 100.19 711
750
Carrier Global Corp. 02/18/20 240,000 101.64 244
259
Carrier Global Corp. 02/18/20 250,000 101.75 254
276
Carrier Global Corp. 06/16/20 200,000 99.85 200
211
CCO Holdings LLC / CCO Holdings Capital Corp. 03/04/20 1,040,000 100.35 1,044
1,097
CCO Holdings LLC / CCO Holdings Capital Corp. 04/14/20 50,000 101.95 51
53
Cedar Funding VI CLO, Ltd. 10/02/18 6,785,000 100.00 6,785
6,719
Celulosa Arauco y Constitucion SA 01/06/20 1,500,000 100.73 1,511
1,538
Citigroup Commercial Mortgage Trust 02/11/16 990,000 102.21 1,012
1,032
Citigroup Commercial Mortgage Trust 02/21/19 1,870,000 100.00 1,870
1,767
Citigroup Mortgage Loan Trust, Inc. 08/03/15 954,854 90.36 863
901
Citigroup Mortgage Loan Trust, Inc. 02/01/17 759,423 97.83 743
760
CK Hutchison International 16, Ltd. 04/07/20 3,079,000 99.77 3,072
3,107
Commercial Mortgage Trust 01/13/16 930,000 103.18 960
1,002
Commercial Mortgage Trust 01/22/16 950,000 1.06 1,004
1,018
Commercial Mortgage Trust 01/25/16 2,060,000 102.00 2,101
2,203
Commercial Mortgage Trust 02/19/16 975,000 102.37 998
1,070
Commercial Mortgage Trust 07/25/16 971,000 102.10 992
977
Commercial Mortgage Trust 11/21/16 1,354,600 100.79 1,365
1,369
Commercial Mortgage Trust 06/05/19 4,040,000 100.00 4,040
3,810
CORE Mortgage Trust 03/01/19 7,130,000 100.00 7,130
6,818
Credit Agricole SA 06/09/20 390,000 100.00 390
401
Credit Suisse European Mortgage Capital, Ltd. 09/30/19 645,183 100.00 645
644
Credit Suisse Group AG 09/04/19 250,000 100.00 250
262
Credit Suisse Group AG 03/27/20 510,000 100.00 510
596
Credit Suisse Group AG 06/02/20 1,230,000 100.00 1,230
1,267
Credit Suisse Group AG 07/08/20 2,931,000 110.95 3,252
3,295
Credit Suisse Mortgage Capital Certificates 06/20/17 1,500,000 99.59 1,494
942
Credit Suisse Mortgage Capital Certificates 05/28/19 5,766,000 100.00 5,766
5,624
Credit Suisse Mortgage Capital Certificates 07/10/20 2,250,000 96.07 2,161
2,174
Credit Suisse Mortgage Trust 06/26/18 2,864,430 97.69 2,798
2,974
Credit Suisse Mortgage Trust 08/15/19 1,741,717 99.99 1,742
1,768
CSC Holdings LLC 06/02/20 400,000 100.00 400
422
CSWF 08/14/19 1,720,000 100.21 1,724
1,649
DAE Funding LLC 11/01/18 100,000 100.00 100
98
Daimler Finance NA LLC 08/13/19 3,015,000 99.89 3,012
3,064
Danone SA 10/26/16 4,695,000 100.14 4,699
4,956
Danske Bank A/S 01/11/19 4,516,000 102.47 4,639
4,759
Danske Bank A/S 01/11/19 490,000 99.85 489
554
Danske Bank A/S 09/16/19 510,000 100.00 510
520
Danske Bank A/S 09/17/19 230,000 102.58 236
248
Danske Bank A/S 06/16/20 200,000 100.00 200
202
DBGS Mortgage Trust 04/03/19 4,612,000 101.35 4,674
4,714
DBUBS Mortgage Trust 09/14/16 320,000 110.41 353
322
DCP Midstream LLC 04/02/18 288,000 109.82 316
279
DCP Midstream Operating, LP 12/11/19 110,000 104.89 116
106
Dell International LLC / EMC Corp. 06/15/16 1,164,000 101.07 1,177
1,196
Delta Air Lines Pass-Through Trust 04/27/20 5,919,000 102.78 6,125
6,326
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 2,565,864 100.60 2,581
2,473
Dividend Solar Loans LLC 06/28/19 1,405,006 99.99 1,405
1,424
DNB Bank ASA 02/05/20 3,189,000 100.65 3,210
3,312
DP World PLC 09/19/18 980,000 102.64 1,006
1,196
Dresdner Funding Trust I 10/17/16 562,000 123.82 696
787
Dryden XXVIII Senior Loan Fund 08/03/17 3,028,000 100.00 3,028
2,996
Eagle Re, Ltd. 01/27/20 2,170,000 100.00 2,170
2,139
ECAF, Ltd. 08/09/18 998,120 99.25 991
905
Egypt Government International Bond 02/13/18 550,000 100.00 550
565
Electricite de France SA 10/01/18 2,380,000 113.58 2,703
3,288
Enel SpA 01/05/18 2,929,000 100.63 2,948
3,252
Eni SpA 09/26/19 2,734,000 108.70 2,972
3,068
Equate Petrochemical BV 10/27/16 460,000 99.18 456
494
Fannie Mae Connecticut Avenue Securities 02/11/20 2,800,000 103.10 2,887
2,255
FirstKey Homes Trust 07/31/20 3,212,000 100.00 3,212
3,212
Flagstar Mortgage Trust 04/13/18 61,376 98.64 61
62
Freddie Mac Structured Agency Credit Risk Debt Notes 02/11/20 2,900,000 100.00 2,900
2,747

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 209
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Freddie Mac Structured Agency Credit Risk Debt Notes 02/26/20 2,400,000 101.23 2,430
2,299
Freddie Mac Structured Agency Credit Risk Debt Notes 02/26/20 2,400,000 101.38 2,433
2,262
Fresenius Medical Care US Finance II, Inc. 09/19/17 2,258,000 105.23 2,376
2,407
Gazprom OAO Via Gaz Capital SA 03/06/19 2,847,000 103.10 2,935
3,001
GFL Environmental, Inc. 04/22/20 240,000 100.00 240
250
Glencore Funding LLC 02/07/17 240,000 101.32 243
258
Glencore Funding LLC 03/21/17 585,000 98.66 577
644
Glencore Funding LLC 01/16/19 170,000 94.28 160
186
Glencore Funding LLC 03/05/19 1,410,000 100.52 1,418
1,522
Goldentree Loan Management US CLO 2, Ltd. 04/24/20 4,156,000 100.00 4,156
4,170
Greenwood Park CLO, Ltd. 02/28/18 3,133,000 100.12 3,137
3,058
GS Mortgage Securities Corp. II 06/06/18 2,790,000 100.00 2,790
2,550
GS Mortgage Securities Trust 07/20/16 1,630,000 111.74 1,821
1,749
GSAA Home Equity Trust 10/21/15 1,073,441 87.77 942
1,091
Guardian Life Global Funding 06/16/20 180,000 99.91 180
182
GUSAP III, LP 05/13/20 3,799,000 90.51 3,439
3,864
Hanesbrands, Inc. 08/10/18 40,000 98.36 39
42
Hanesbrands, Inc. 08/13/18 390,000 102.02 398
425
Hanesbrands, Inc. 04/30/20 300,000 100.39 301
323
Helios Issuer LLC 12/14/18 930,394 100.63 936
984
Hertz Vehicle Financing II, LP 11/19/19 2,383,042 100.00 2,383
2,385
Hilton Domestic Operating Co., Inc. 04/16/20 150,000 100.16 150
160
Hilton Domestic Operating Co., Inc. 04/16/20 430,000 100.42 432
450
Hilton USA Trust 11/22/16 9,138,000 95.37 8,715
8,658
Hilton USA Trust 05/26/17 1,499,000 99.72 1,495
1,501
HMH Trust 06/09/17 7,770,000 99.99 7,769
6,802
Hospitality Mortgage Trust 05/16/19 5,571,592 100.00 5,571
5,125
Hospitality Mortgage Trust 12/10/19 3,788,158 100.12 3,793
3,408
Hudsons Bay Simon JV Trust 09/09/16 3,403,000 104.91 3,570
3,054
Huntington Ingalls Industries, Inc. 07/07/20 2,811,000 113.09 3,179
3,298
ICBCIL Finance Co., Ltd. 09/30/19 2,880,000 99.76 2,873
2,902
Indonesia Government International Bond 09/26/17 200,000 102.86 206
224
Intesa Sanpaolo SpA 06/13/16 1,840,000 96.25 1,775
1,936
Intesa Sanpaolo SpA 07/10/17 1,500,000 100.24 1,504
1,540
Intesa Sanpaolo SpA 11/03/17 400,000 101.10 404
435
Intesa Sanpaolo SpA 01/05/18 2,323,000 100.28 2,337
2,406
Intesa Sanpaolo SpA 08/02/18 1,171,000 88.85 1,040
1,246
Inversiones CMPC SA 09/22/17 1,128,000 102.15 1,152
1,173
Inversiones CMPC SA 07/08/20 670,000 104.75 702
703
Inversiones CMPC SA 07/08/20 652,000 107.64 702
703
Irwin Home Equity Loan Trust 06/30/15 983,386 101.92 1,002
1,021
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 2,305,000 98.92 2,280
2,464
JPMorgan Chase Commercial Mortgage Securities Trust 02/21/20 2,910,000 99.70 2,901
2,114
JPMorgan Mortgage Trust 03/23/18 3,570,512 100.91 3,571
3,661
JPMorgan Mortgage Trust 04/25/18 2,259,746 97.90 2,217
2,310
JPMorgan Mortgage Trust 08/16/18 1,663,951 102.26 1,726
1,711
JPMorgan Mortgage Trust 09/20/18 30,615 100.52 31
30
JPMorgan Mortgage Trust 07/08/19 1,852,451 99.75 1,848
1,870
JPMorgan Mortgage Trust 09/18/19 3,131,287 101.19 3,169
3,229
JPMorgan Mortgage Trust 04/14/20 499,328 100.31 501
502
KazMunajGaz 04/17/18 250,000 99.03 248
334
Kinder Morgan, Inc. 04/24/20 2,837,000 108.81 3,087
3,226
KKR Group Finance Co. II LLC 06/14/16 50,000 104.39 52
64
Kraft Heinz Foods Co. 03/02/20 771,000 102.55 788
852
Kraft Heinz Foods Co. 04/14/20 10,000 102.48 10
11
Kraft Heinz Foods Co. 04/14/20 156,000 125.16 197
211
Kraft Heinz Foods Co. 05/04/20 270,000 100.00 270
317
Kraft Heinz Foods Co. 05/04/20 110,000 100.00 110
121
Kuwait Government International Bond 03/13/17 1,200,000 100.43 1,205
1,358
Lamb Weston Holdings, Inc. 12/01/16 350,000 99.74 349
367
Lamb Weston Holdings, Inc. 05/07/20 30,000 100.00 30
34
LCM XXV, Ltd. 07/10/17 5,278,000 100.00 5,278
5,180
Levi Strauss & Co. 04/14/20 300,000 100.51 301
307
Lloyds Banking Group PLC 03/01/18 343,000 115.92 398
391
Lloyds Banking Group PLC 03/16/20 225,000 106.52 240
251
Lone Star Portfolio Trust 05/24/18 484,589 100.81 489
476
Lukoil International Finance BV 09/19/17 2,827,000 103.74 2,933
3,000
LYB Finance Co. BV 02/15/19 865,000 117.80 1,019
1,167

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
210 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Madison Park Funding XXVI, Ltd. 09/05/17 4,180,000 100.00 4,180
4,128
Madison Park Funding XXVII, Ltd. 12/11/18 3,075,000 98.70 3,035
3,014
Magnolia Finance XI DAC 09/30/19 1,122,900 100.00 1,123
1,112
Marks & Spencer PLC 09/25/19 362,000 114.39 414
362
Mars, Inc. 03/26/19 450,000 103.20 464
523
Mars, Inc. 03/26/19 290,000 99.95 290
315
Mexico Generadora de Energia S de RL 11/13/17 87 105.37 —
—
Midwest Connector Capital Co. LLC 12/04/19 2,885,000 104.25 3,008
2,905
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 06/25/20 490,000 98.76 484
507
ML-CFC Commercial Mortgage Trust 08/05/16 447,366 82.45 369
259
Mondelez International, Inc. 04/14/20 300,000 101.36 304
310
Morgan Stanley Capital I Trust 04/24/19 1,220,000 100.00 1,220
1,164
Morgan Stanley Capital I, Inc. 12/12/19 8,380,000 99.44 8,333
7,595
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 35,996,000 0.61 219
219
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 58,208,000 2.30 1,341
1,341
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 5,268,000 98.64 5,197
5,211
MSCG Trust 05/19/15 1,435,000 101.36 1,455
1,414
National Securities Clearing Corp. 04/16/20 340,000 99.81 339
354
National Securities Clearing Corp. 04/16/20 420,000 99.91 420
428
Navient Private Education Refi Loan Trust 01/21/20 1,190,000 100.00 1,190
1,166
Navient Private Education Refi Loan Trust 02/10/20 1,740,000 99.96 1,739
1,770
Navient Private Education Refi Loan Trust 07/20/20 4,030,000 99.99 4,030
4,038
Nestle Holdings, Inc. 01/06/20 2,895,000 104.19 3,016
3,149
New York Life Global Funding 06/17/20 330,000 99.90 330
336
NGPL PipeCo LLC 09/26/19 2,298,000 129.21 2,969
2,926
Nigeria Government International Bond 11/20/17 300,000 100.00 300
285
Nigeria Government International Bond 02/15/18 320,000 100.00 320
307
Nomura Resecuritization Trust 11/07/14 2,296,688 86.19 1,979
2,283
Nomura Resecuritization Trust 10/23/15 1,272,000 93.60 1,191
1,243
Nomura Resecuritization Trust 07/20/16 5,583,628 46.03 2,570
3,649
Nomura Resecuritization Trust 07/22/16 4,700,305 59.76 2,809
3,745
Nordea Bank AB 06/16/16 600,000 101.76 611
619
Northern Natural Gas Co. 08/02/18 2,615,000 109.04 2,851
3,239
Nuveen LLC 03/11/19 400,000 103.95 416
480
NXP BV / NXP Funding LLC / NXP USA, Inc. 04/29/20 280,000 100.51 281
300
OCP SA 06/16/16 330,000 98.02 323
344
One Market Plaza Trust 02/15/17 2,675,000 100.57 2,690
2,747
One Market Plaza Trust 02/15/17 1,041,000 102.50 1,067
1,072
One Market Plaza Trust 02/15/17 4,080,000 97.99 3,998
4,073
Otis Worldwide Corp. 02/19/20 240,000 100.00 240
257
Otis Worldwide Corp. 02/19/20 230,000 100.00 230
244
Otis Worldwide Corp. 02/19/20 700,000 99.99 700
760
Park Aerospace Holdings, Ltd. 09/28/17 1,000,000 102.38 1,024
964
Pernod Ricard SA 06/13/16 3,495,000 102.99 3,606
3,686
PFCA Home Equity Investment Trust 12/12/17 1,165,436 99.63 1,161
1,152
PMT Credit Risk Transfer Trust 10/11/19 1,903,582 100.00 1,904
1,820
Preston Ridge Partners Mortgage LLC 02/14/20 9,507,582 99.86 9,494
9,456
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/13/19 250,000 101.78 255
278
Prime Security Services Borrower LLC / Prime Finance, Inc. 09/20/19 360,000 102.24 368
387
Principal Life Global Funding II 06/16/20 160,000 99.92 160
163
Prosus NV 06/29/17 750,000 100.00 750
852
Provincia de Buenos Aires 02/08/17 400,000 98.90 396
173
Provincia de Buenos Aires 02/08/17 450,000 99.80 449
190
Qatar Government International Bond 03/06/19 1,200,000 100.00 1,200
1,713
Qatar Government International Bond 03/06/19 650,000 99.69 648
770
Qatar Government International Bond 04/07/20 410,000 100.00 410
557
Radnor RE, Ltd. 01/21/20 2,411,000 100.00 2,411
2,385
Raytheon Technologies Corp. 06/08/20 3,032,000 106.41 3,226
3,288
Raytheon Technologies Corp. 06/08/20 200,000 108.36 217
218
RBS Commercial Funding, Inc. Trust 01/19/16 1,055,000 1.04 1,094
1,073
Reliance Industries, Ltd. 10/01/19 2,934,000 105.65 3,100
3,212
Residential Mortgage Loan Trust 10/04/19 2,259,277 100.00 2,259
2,268
Residential Mortgage Loan Trust 10/04/19 2,259,277 100.00 2,259
2,245
Roche Holdings, Inc. 07/07/20 950,000 108.29 1,029
1,036
Rockies Express Pipeline LLC 05/06/20 300,000 90.92 273
284
SABIC Capiral II BV 10/01/19 2,930,000 104.18 3,053
3,154
Sands China, Ltd. 06/02/20 410,000 99.90 410
427
Santander UK Group Holdings PLC 10/02/18 2,653,000 109.66 2,909
3,391

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 211
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Santander UK PLC 09/27/19 988,000 105.10 1,038
1,084
Saudi Arabian Oil Co. 04/07/20 3,093,000 98.69 3,053
3,255
SBA Tower Trust 07/08/20 3,735,000 100.00 3,735
3,794
Schneider Electric SE 04/22/19 1,470,000 100.35 1,475
1,537
Sealed Air Corp. 04/22/20 300,000 111.60 335
364
Sequoia Mortgage Trust 10/21/16 2,522,040 102.97 2,597
2,605
Sequoia Mortgage Trust 08/22/17 69,366 102.31 71
69
SFR Group SA 04/09/20 230,000 105.75 243
245
Shackleton CLO, Ltd. 04/04/18 5,390,000 100.00 5,390
5,217
Shackleton CLO, Ltd. 07/12/19 3,286,745 100.00 3,287
3,257
Shinhan Bank Co., Ltd. 09/30/19 2,994,000 100.78 3,017
3,094
Shops at Crystals Trust 03/08/18 520,000 96.22 500
499
Siemens Financieringsmaatschappij NV 04/22/19 1,245,000 100.07 1,246
1,302
Sinopec Group Overseas Development, Ltd. 06/16/16 530,000 103.77 550
588
Societe Generale SA 04/07/20 2,968,000 101.44 3,011
3,251
SoFi Professional Loan Program 07/20/20 2,905,132 102.19 2,969
2,968
Solar Star Funding LLC 04/07/20 2,596,322 112.35 2,917
2,996
Sound Point CLO, Ltd. 03/27/18 6,000,000 100.00 6,000
5,828
Spain Government International Bond 05/20/20 EUR 652,000 117.67 767
834
Spain Government International Bond 05/20/20 EUR 2,971,000 125.73 3,736
4,074
SpringCastle Funding Asset-Backed Notes 01/22/20 15,364,506 100.86 15,497
15,506
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 630,000 100.00 630
685
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/15/18 62,500 99.86 62
63
Standard Chartered PLC 09/26/19 2,944,000 101.88 3,000
3,073
Standard Chartered PLC 04/02/20 250,000 104.51 261
283
Suncor Energy Ventures Corp. 03/01/19 90,000 100.70 91
91
Swedbank AB 05/26/20 570,000 99.89 569
580
Syngenta Finance NV 04/17/18 590,000 100.00 590
596
Targa Resources Partners, LP / Targa Resources Partners Finance Corp. 12/02/19 230,000 100.76 232
242
Teachers Insurance & Annuity Association of America 11/09/15 200,000 97.38 195
213
Teachers Insurance & Annuity Association of America 06/14/16 400,000 111.56 446
543
Tencent Holdings, Ltd. 04/01/19 2,978,000 100.71 2,999
3,101
Tennessee Gas Pipeline Co. LLC 02/19/20 350,000 100.12 350
369
Teva Pharmaceutical Industries, Ltd. 11/19/19 620,000 100.00 620
680
Textainer Marine Containers, Ltd. 06/22/17 4,124,995 99.98 4,124
4,115
Tharaldson Hotel Portfolio Trust 01/22/18 704,770 99.95 704
673
T-Mobile USA, Inc. 04/02/20 1,160,000 99.30 1,152
1,328
T-Mobile USA, Inc. 04/14/20 90,000 105.90 95
102
T-Mobile USA, Inc. 04/20/20 1,470,000 104.80 1,541
1,624
T-Mobile USA, Inc. 07/08/20 3,209,000 101.02 3,242
3,334
Towd Point Mortgage Trust 07/22/16 1,081,048 99.86 1,079
1,089
Towd Point Mortgage Trust 07/07/17 2,566,718 100.54 2,581
2,633
Towd Point Mortgage Trust 07/26/17 666,183 100.98 673
672
Towd Point Mortgage Trust 08/04/17 2,992,352 100.51 3,008
3,098
Towd Point Mortgage Trust 01/24/19 6,581,433 104.60 6,884
7,079
Towd Point Mortgage Trust 10/31/19 4,305,470 102.27 4,403
4,563
Towd Point Mortgage Trust 07/15/20 1,537,063 102.25 1,572
1,569
Toyota Industries Corp. 04/22/20 275,000 101.29 279
285
TransDigm, Inc. 04/09/20 290,000 102.64 298
306
TransDigm, Inc. 04/09/20 120,000 107.53 129
130
Triton Container Finance IV LLC 08/16/17 3,147,203 100.08 3,150
3,152
Triton Container Finance VI LLC 06/07/17 1,399,171 99.98 1,399
1,398
Trust Fibra Uno 09/27/19 1,794,000 106.67 1,913
1,816
Trust Fibra Uno 10/11/19 1,200,000 105.90 1,271
1,258
UBS AG 04/14/20 870,000 99.89 869
888
UBS Group AG 03/16/17 250,000 100.00 250
291
UBS Group AG 03/16/17 1,000,000 100.00 1,000
1,048
UBS Group AG 01/28/19 2,510,000 104.90 2,633
2,663
UBS Group AG 09/20/19 3,371,000 104.91 3,643
3,739
UBS Group AG 05/26/20 200,000 102.94 206
208
UniCredit SpA 01/08/19 4,247,000 103.53 4,412
4,515
UniCredit SpA 04/22/20 231,000 105.57 244
268
Upjohn, Inc. 07/08/20 3,090,000 104.49 3,229
3,296
USAA Capital Corp. 04/14/20 150,000 99.89 150
154
Valeant Pharmaceuticals International, Inc. 04/09/20 20,000 103.57 21
21
Virgin Media Secured Finance PLC 09/20/19 350,000 104.82 367
381

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
212 Strategic Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Vistra Operations Co. LLC 06/04/19 1,580,000 99.85 1,578
1,662
VOC Escrow, Ltd. 08/07/18 310,000 97.34 302
253
Volkswagen Group of America Finance LLC 09/26/19 2,906,000 102.02 2,965
3,026
Voya CLO, Ltd. 11/02/18 5,690,000 100.00 5,690
5,579
Voya CLO, Ltd. 11/21/19 6,878,000 99.52 6,845
6,779
Voya CLO, Ltd. 02/18/20 9,441,225 100.00 9,441
9,215
Voya CLO, Ltd. 07/02/20 2,226,000 97.66 2,174
2,169
WEA Finance LLC / Westfield UK & Europe Finance PLC 09/28/15 1,025,000 99.99 1,025
1,026
Worldwide Plaza Trust 10/31/17 2,648,000 102.60 2,717
2,912
ZF NA Capital, Inc. 05/05/20 324,000 93.93 304
342
657,798
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 213
Variable Rate Securities
Securities Referenced Rate Spread %
1011778 B.C. Unlimited Liability Co. Term Loan B4 USD 1 Month LIBOR 1.750
Air Medical Group Holdings, Inc. Term Loan B1 USD 3 Month LIBOR 3.250
Allied Universal Holdco Term Loan B USD 1 Month LIBOR 4.250
Altrice France SA Term Loan B12 USD 1 Month LIBOR 3.688
Ambac LSNI LLC USD 3 Month LIBOR 5.000
American Airlines, Inc. Incremental Term Loan USD 1 Month LIBOR 2.000
Api Group DE, Inc. Term Loan B USD 1 Month LIBOR 2.500
Aramark Services, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 1.750
Asurion LLC 1st Lien Term Loan B7 USD 1 Month LIBOR 3.000
Asurion LLC Term Loan B4 USD 1 Month LIBOR 3.000
Atlantic Aviation FBO, Inc. Term Loan B USD 1 Month LIBOR 3.750
BAC Capital Trust XIV USD 3 Month LIBOR 0.400
Banco Santander Mexico SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.995
Banco Santander SA USD 3 Month LIBOR 1.120
Bank of America Corp. USD 3 Month LIBOR 1.310
Bank of America Corp. USD 3 Month LIBOR 1.370
Bank of America Corp. USD 3 Month LIBOR 0.790
Bank of America Corp. USD 3 Month LIBOR 1.040
Bank of America Corp. USD 3 Month LIBOR 0.780
Bank of America Corp. USD 3 Month LIBOR 1.210
Bank of America Corp. USD 3 Month LIBOR 1.060
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of America Corp. USD 3 Month LIBOR 3.150
Bank of America Corp. USD 3 Month LIBOR 1.520
Bank of Montreal
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.432
Barclays Bank PLC USD 3 Month LIBOR 1.550
Barclays PLC USD 3 Month LIBOR 1.356
Barclays PLC USD 3 Month LIBOR 1.902
Barclays PLC USD 3 Month LIBOR 3.054
Bausch Health Americas, Inc. Term Loan B USD 1 Month LIBOR 3.000
Berry Global, Inc. Term Loan W USD 1 Month LIBOR 2.000
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Bluemountain CLO, Ltd. USD 3 Month LIBOR 1.180
BNP Paribas SA USD 3 Month LIBOR 2.567
BNP Paribas SA Secured Overnight Financing Rate 2.074
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.483
BNP Paribas SA USD 3 Month LIBOR 2.235
Brickman Group, Ltd. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.050
BX Commercial Mortgage Trust USD 1 Month LIBOR 2.000
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.700
Caesars Resort Collection LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Caesars Resort Collection LLC Term Loan USD 3 Month LIBOR 4.500
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 3.250
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.550
Cedar Funding VI CLO, Ltd. USD 3 Month LIBOR 1.090
Centex Home Equity Loan Trust USD 1 Month LIBOR 0.250

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
214 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Charter Communications Operating LLC Term Loan B1 USD 1 Month LIBOR 1.750
Citadel Securities, LP Term Loan B USD 1 Month LIBOR 2.750
Citigroup Commercial Mortgage Trust USD 1 Month LIBOR 2.500
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup Mortgage Loan Trust, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.400
Citigroup, Inc. USD 3 Month LIBOR 1.338
Citigroup, Inc. Secured Overnight Financing Rate 3.914
Citigroup, Inc. Secured Overnight Financing Rate 2.750
Citigroup, Inc. USD 3 Month LIBOR 3.905
Citigroup, Inc. Secured Overnight Financing Rate 2.107
Citigroup, Inc. Secured Overnight Financing Rate 1.667
CityCenter Holdings LLC Term Loan B USD 1 Month LIBOR 2.250
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
CORE Mortgage Trust USD 1 Month LIBOR 1.650
Credit Agricole SA Secured Overnight Financing Rate 1.676
Credit Suisse European Mortgage Capital, Ltd. USD 1 Month LIBOR 2.750
Credit Suisse Group AG USD 3 Month LIBOR 1.410
Credit Suisse Group AG Secured Overnight Financing Rate 2.044
Credit Suisse Group AG Secured Overnight Financing Rate 3.730
Credit Suisse Group AG Secured Overnight Financing Rate 1.560
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 5.350
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.650
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
CSWF USD 1 Month LIBOR 1.300
Danske Bank A/S USD 3 Month LIBOR 1.249
Dcert Buyer, Inc. Term Loan B USD 1 Month LIBOR 4.000
Deerfield Dakota Holding, LLC 2020 Term Loan B USD 1 Month LIBOR 3.750
Dell International LLC Term Loan B USD 1 Month LIBOR 2.000
Delta Air Lines, Inc. Term Loan B USD 3 Month LIBOR 4.750
Deutsche Bank AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 2.248
Diamond Sports Group LLC Term Loan USD 3 Month LIBOR 3.250
Dryden XXVIII Senior Loan Fund USD 3 Month LIBOR 1.200
Eagle Re, Ltd. USD 1 Month LIBOR 0.900
Edelman Financial Center LLC 1st Lien Term Loan USD 1 Month LIBOR 3.000
Energy Transfer Operating, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.134
Enterprise Products Operating LLC USD 3 Month LIBOR 3.033
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 3.750
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.350
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.800
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.550
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.150
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 2.200
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.400
Fannie Mae REMICS USD 1 Month LIBOR 6.500
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.100

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 215
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 6.750
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 8.500
Federal Home Loan Banks Secured Overnight Financing Rate 0.120
Fieldstone Mortgage Investment Trust USD 1 Month LIBOR 1.950
First Eagle Holdings, Inc. Term Loan B USD 3 Month LIBOR 2.500
Focus Financial Partners LLC Term Loan USD 1 Month LIBOR 2.000
Four Seasons Hotels, Ltd. 1st Lien Term Loan USD 1 Month LIBOR 2.000
Freddie Mac REMICS USD 1 Month LIBOR 7.000
Freddie Mac REMICS USD 1 Month LIBOR 8.000
Freddie Mac REMICS USD 1 Month LIBOR 7.500
Freddie Mac REMICS USD 1 Month LIBOR 6.490
Freddie Mac Strips USD 1 Month LIBOR 6.100
Freddie Mac Strips USD 1 Month LIBOR 6.000
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.250
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 1.850
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.950
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.100
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.450
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.800
Froneri International, Ltd. Term Loan USD 1 Month LIBOR 2.250
Garda World Security Corp. 1st Lien Term Loan B USD 1 Month LIBOR 4.750
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
GFL Environmental, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 8.600
Ginnie Mae REMICS USD 1 Month LIBOR 1.150
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 0.300
Ginnie Mae REMICS USD 1 Month LIBOR 1.250
Golden Nugget, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Goldentree Loan Management US CLO 2, Ltd. USD 3 Month LIBOR 1.900
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.301
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.430
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 0.768
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Greenwood Park CLO, Ltd. USD 3 Month LIBOR 1.010

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
216 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Grifols Worldwide Operations USA, Inc. Term Loan B USD 1 Week LIBOR 2.000
GS Mortgage Securities Corp. II USD 1 Month LIBOR 1.300
HCA, Inc. Term Loan B12 USD 1 Month LIBOR 1.750
Hilton Worldwide Finance LLC Term Loan B USD 1 Month LIBOR 1.750
Home Equity Asset Trust USD 1 Month LIBOR 0.390
Hospitality Mortgage Trust USD 1 Month LIBOR 2.000
Hospitality Mortgage Trust USD 1 Month LIBOR 2.350
HSBC Holdings PLC Secured Overnight Financing Rate 1.929
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC Secured Overnight Financing Rate 2.387
HSBC Holdings PLC USD 3 Month LIBOR 3.070
HSBC Holdings PLC USD 3 Month LIBOR 1.610
iHeartCommunications, Inc. Term Loan USD 1 Month LIBOR 3.000
Intrawest Resorts Holdings, Inc. Term Loan B1 USD 1 Month LIBOR 2.750
Jaguar Holding Co. II 1st Lien Term Loan USD 3 Month LIBOR 2.500
Jane Street Group LLC Term Loan USD 1 Month LIBOR 3.000
JPMorgan Chase & Co. USD 3 Month LIBOR 1.260
JPMorgan Chase & Co. USD 3 Month LIBOR 1.330
JPMorgan Chase & Co. Secured Overnight Financing Rate 1.455
JPMorgan Chase & Co. Secured Overnight Financing Rate 2.440
JPMorgan Chase & Co. Secured Overnight Financing Rate 2.040
JPMorgan Chase & Co. Secured Overnight Financing Rate 1.850
JPMorgan Chase & Co. USD 3 Month LIBOR 1.000
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 3.010
JPMorgan Mortgage Aquisition Trust USD 1 Month LIBOR 0.230
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
Lloyds Banking Group PLC USD 3 Month LIBOR 1.495
Lloyds Banking Group PLC USD 3 Month LIBOR 1.270
Lone Star Portfolio Trust USD 1 Month LIBOR 5.850
MA Finance Co. LLC Term Loan B USD 1 Month LIBOR 2.500
Madison Park Funding XXVI, Ltd. USD 3 Month LIBOR 1.200
Madison Park Funding XXVII, Ltd. USD 3 Month LIBOR 1.030
Magnolia Finance XI DAC USD 3 Month LIBOR 2.900
McAfee LLC Term Loan B USD 1 Month LIBOR 3.750
Michaels Stores, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.500
Morgan Stanley USD 3 Month LIBOR 1.140
Morgan Stanley Secured Overnight Financing Rate 3.120
Morgan Stanley USD 3 Month LIBOR 0.847
Morgan Stanley USD 3 Month LIBOR 1.628
Morgan Stanley Secured Overnight Financing Rate 1.990
Morgan Stanley Secured Overnight Financing Rate 1.143
Morgan Stanley Secured Overnight Financing Rate 4.840
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.400
Morgan Stanley Capital I, Inc. USD 1 Month LIBOR 2.244
MultiPlan, Inc. Term Loan B USD 3 Month LIBOR 2.750
Navient Private Education Refi Loan Trust USD 1 Month LIBOR 0.900
Newcastle Mortgage Securities Trust USD 1 Month LIBOR 0.390
Nexstar Broadcasting, Inc. Term Loan B4 USD 1 Month LIBOR 2.750
Nomura Resecuritization Trust USD 1 Month LIBOR 0.190

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 217
Variable Rate Securities
Securities Referenced Rate Spread %
Nomura Resecuritization Trust USD 1 Month LIBOR 0.150
Option Care Health Inc. Term Loan B USD 1 Month LIBOR 4.500
Option One Mortgage Loan Trust USD 1 Month LIBOR 0.780
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Party City Holdings, Inc. Term Loan B USD 6 Month LIBOR 2.500
PCI Gaming Authority Term Loan USD 1 Month LIBOR 2.500
Phoenix Guarantor, Inc. Term Loan B USD 1 Month LIBOR 3.250
PMT Credit Risk Transfer Trust USD 1 Month LIBOR 2.700
Popular ABS Mortgage Pass-Through Trust USD 1 Month LIBOR 0.260
Prime Security Services Borrower LLC Term Loan B1 USD 12 Month LIBOR 3.250
Prudential Financial, Inc. USD 3 Month LIBOR 2.665
Radnor RE, Ltd. USD 1 Month LIBOR 0.950
RAMP Trust USD 1 Month LIBOR 0.570
RBS Capital Trust II USD 3 Month LIBOR 1.943
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Reynolds American, Inc. Term Loan USD 1 Month LIBOR 1.750
Reynolds Group Holdings, Inc. Term Loan USD 1 Month LIBOR 2.750
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.762
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 1.550
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
Scientific Games International, Inc. 1st Lien Term Loan B5 USD 1 Month LIBOR 2.750
Seattle SpinCo, Inc. 1st Lien Term Loan B3 USD 1 Month LIBOR 2.500
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.000
Shackleton CLO, Ltd. USD 3 Month LIBOR 1.130
SLM Private Credit Student Loan Trust USD 3 Month LIBOR 0.330
Sotera Health Holdings LLC Term Loan USD 1 Month LIBOR 4.500
Sound Point CLO, Ltd. USD 3 Month LIBOR 1.000
Soundview Home Loan Trust USD 1 Month LIBOR 0.470
Standard Chartered PLC USD 3 Month LIBOR 1.460
Stars Group Holdings BV Term Loan B USD 3 Month LIBOR 3.500
Station Casinos LLC Term Loan B USD 1 Month LIBOR 2.250
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.680
Structured Asset Mortgage Investments II Trust USD 1 Month LIBOR 0.400
Teachers Insurance & Annuity Association of America USD 3 Month LIBOR 2.661
Tharaldson Hotel Portfolio Trust USD 1 Month LIBOR 0.750
TKC Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.750
T-Mobile USA, Inc. Term Loan USD 1 Month LIBOR 3.000
Trans Union LLC Term Loan B5 USD 1 Month LIBOR 1.750
UBS Group AG USD 3 Month LIBOR 2.936
UBS Group AG USD 3 Month LIBOR 0.954
UBS Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UFC Holdings LLC Term Loan USD 6 Month LIBOR 3.250
UniCredit SpA USD ICE Swap Rate NY 5 Year Rate 4.914
US Foods, Inc. Term Loan B USD 1 Month LIBOR 1.750
US Foods, Inc. Term Loan B USD 3 Month LIBOR 2.000
VFH Parent LLC Term Loan B USD 1 Month LIBOR 3.000
VICI Properties, Inc. Replacement Term Loan B USD 1 Month LIBOR 1.750
Virgin Media Bristol LLC Term Loan N USD 1 Month LIBOR 2.500

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
218 Strategic Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya CLO, Ltd. USD 3 Month LIBOR 1.020
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Voya CLO, Ltd. USD 3 Month LIBOR 0.900
Voya CLO, Ltd. USD 3 Month LIBOR 1.000
Voya Financial, Inc. USD 3 Month LIBOR 2.084
VVC Holdings Corp. Term Loan B USD 3 Month LIBOR 4.500
Wells Fargo & Co. USD 3 Month LIBOR 1.230
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. USD 3 Month LIBOR 2.340
Wells Fargo & Co. USD 3 Month LIBOR 3.770
Wells Fargo & Co. USD 3 Month LIBOR 4.240
Wells Fargo & Co. Secured Overnight Financing Rate 2.000
Wells Fargo & Co. Secured Overnight Financing Rate 2.100
Western Digital Corp. 1st Lien Term Loan B4 USD 1 Month LIBOR 1.750
Western Midstream Operating, LP USD 3 Month LIBOR 1.850
Wynn Resorts Finance LLC Term Loan A USD 1 Month LIBOR 1.750
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australian 10 Year Government Bond Futures 2,646 AUD 395,454 09/20
2,634
Euro-BTP Futures 254 EUR 37,335 09/20
1,874
Eurodollar Futures 504 USD 125,679 12/20
1,842
Euro-OAT Futures 72 EUR 12,150 09/20
247
Long Gilt Futures 153 GBP 21,198 09/20
266
United States 2 Year Treasury Note Futures 824 USD 182,091 09/20
166
United States 5 Year Treasury Note Futures 2,744 USD 346,087 09/20
1,771
United States 10 Year Treasury Note Futures 4,203 USD 588,748 09/20
5,821
United States 10 Year Ultra Treasury Note Futures 172 USD 27,391 09/20
439
United States Treasury Long Bond Futures 867 USD 158,038 09/20
3,870
United States Treasury Ultra Bond Futures 712 USD 162,114 09/20
6,832
Short Positions
Australian 10 Year Government Bond Futures 88 AUD 13,152 09/20
(64)
Canadian 10 Year Government Bond Futures 741 CAD 114,632 09/20
(807)
Euro-Bobl Futures 203 EUR 27,454 09/20
(136)
Euro-Bund Futures 1,700 EUR 301,784 09/20
(4,879)
Eurodollar Futures 1,134 USD 283,004 03/21
(419)
Eurodollar Futures 616 USD 153,746 12/21
(1,019)
Euro-OAT Futures 87 EUR 14,681 09/20
(177)
Federal Fund 30 Day Futures 93 USD 38,755 06/21
17
Long Gilt Futures 265 GBP 36,716 09/20
(395)
United States 2 Year Treasury Note Futures 275 USD 60,770 09/20
(62)
United States 5 Year Treasury Note Futures 278 USD 35,063 09/20
(160)
United States 10 Year Treasury Note Futures 576 USD 80,685 09/20
(592)
United States 10 Year Ultra Treasury Note Futures 196 USD 31,213 09/20
(450)
United States Treasury Long Bond Futures 106 USD 19,322 09/20
(337)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 219
Futures Contracts
Amounts in thousands (except contract amounts )
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
16,282
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
United States 10 Year Treasury Note
Futures
Citigroup
Call 59 139.50 USD 8,231 08/21/20
(44)
United States Treasury Bond Futures
Bank of Montreal
Call 21 184.00 USD 3,864 08/21/20
(17)
United States Treasury Bond Futures
Bank of Montreal
Put 42 180.50 USD 7,581 08/21/20
(32)
Total Liability for Options Written (premiums received $107)
(93)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 27,222 AUD 39,711 08/24/20 1,152
Bank of America USD 3,387 NOK 30,989 08/24/20 18
Bank of America AUD 116,052 USD 82,749 08/24/20 (170)
Bank of America NOK 528,754 USD 54,536 08/24/20 (3,564)
Bank of New York USD 59,111 GBP 46,816 08/24/20 2,179
Bank of New York USD 9,509 JPY 998,480 08/24/20 (75)
Bank of New York USD 90,172 JPY 9,706,000 08/24/20 1,539
Bank of New York GBP 10,219 USD 12,540 08/24/20 (838)
Bank of New York GBP 19,002 USD 24,782 08/24/20 (94)
Bank of New York JPY 12,139,071 USD 112,994 08/24/20 (1,707)
BNP Paribas USD 4,106 GBP 3,287 10/16/20 198
Citigroup USD 4,080 EUR 3,600 10/16/20 168
Citigroup USD 1,165 INR 88,036 10/16/20 1
Citigroup USD 7,563 MXN 170,720 10/16/20 37
Citigroup EUR 10,114 USD 11,435 10/16/20 (497)
Goldman Sachs USD 4,905 BRL 26,359 10/16/20 135
Goldman Sachs USD 5,688 MXN 130,199 10/16/20 108
Goldman Sachs RUB 109,378 USD 1,510 10/16/20 49
JPMorgan Chase USD 2,077 AUD 2,984 08/24/20 54
JPMorgan Chase USD 14,280 CAD 19,342 10/16/20 162
JPMorgan Chase USD 11,335 COP 41,189,835 08/18/20 (312)
JPMorgan Chase USD 2,279 EUR 1,988 08/24/20 64
JPMorgan Chase USD 5,590 EUR 4,979 08/24/20 278
JPMorgan Chase USD 16,417 GBP 13,088 08/24/20 717
JPMorgan Chase USD 3,394 JPY 362,572 08/24/20 32
JPMorgan Chase USD 5,210 KRW 6,273,640 08/24/20 40
JPMorgan Chase USD 627 MXN 14,359 09/17/20 14
JPMorgan Chase USD 1,432 MXN 32,578 09/17/20 24
JPMorgan Chase USD 1,461 MXN 33,045 09/17/20 15
JPMorgan Chase USD 2,953 MXN 65,350 09/17/20 (34)
JPMorgan Chase USD 31,080 NOK 288,381 09/17/20 610
JPMorgan Chase USD 2,840 PEN 10,060 08/03/20 6
JPMorgan Chase USD 2,868 PEN 10,060 08/03/20 (21)
JPMorgan Chase USD 5,733 PEN 20,119 08/03/20 (40)
JPMorgan Chase USD 5,694 PEN 20,119 09/03/20 (3)
JPMorgan Chase USD 7,708 PLN 30,327 09/17/20 391
JPMorgan Chase USD 4,586 RUB 331,935 08/17/20 (122)
JPMorgan Chase USD 23,655 SEK 217,436 09/17/20 1,121
JPMorgan Chase USD 8,810 THB 278,504 08/31/20 120
JPMorgan Chase AUD 3,735 USD 2,560 08/24/20 (109)
JPMorgan Chase AUD 6,541 USD 4,652 08/24/20 (21)
JPMorgan Chase BRL 5,579 USD 1,036 08/17/20 (32)
JPMorgan Chase BRL 3,259 USD 607 08/20/20 (17)
JPMorgan Chase BRL 4,891 USD 918 08/24/20 (19)

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
220 Strategic Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
JPMorgan Chase CAD 5,276 USD 3,755 08/19/20 (184)
JPMorgan Chase CHF 19,944 USD 20,659 08/19/20 (1,159)
JPMorgan Chase COP 44,144,787 USD 12,123 08/31/20 322
JPMorgan Chase CZK 1,603 USD 68 09/17/20 (4)
JPMorgan Chase EUR 32,310 USD 36,393 08/24/20 (1,681)
JPMorgan Chase HKD 4,161 USD 536 08/19/20 (1)
JPMorgan Chase HUF 97,580 USD 322 09/17/20 (12)
JPMorgan Chase IDR 101,434,646 USD 6,987 08/18/20 102
JPMorgan Chase IDR 2,993,452 USD 204 08/24/20 1
JPMorgan Chase IDR 2,993,452 USD 203 08/26/20 —
JPMorgan Chase JPY 1,640,388 USD 15,281 08/24/20 (219)
JPMorgan Chase MXN 53,485 USD 2,378 09/17/20 (11)
JPMorgan Chase MXN 65,336 USD 2,936 09/17/20 16
JPMorgan Chase MXN 67,509 USD 2,955 09/17/20 (61)
JPMorgan Chase NOK 21,048 USD 2,272 09/17/20 (41)
JPMorgan Chase NOK 31,314 USD 3,288 09/17/20 (153)
JPMorgan Chase NOK 46,216 USD 4,981 09/17/20 (97)
JPMorgan Chase NZD 25,491 USD 16,558 08/24/20 (348)
JPMorgan Chase PEN 10,060 USD 2,867 08/03/20 20
JPMorgan Chase PEN 10,060 USD 2,867 08/03/20 20
JPMorgan Chase PEN 20,119 USD 5,695 08/03/20 2
JPMorgan Chase PEN 9,059 USD 2,565 08/17/20 3
JPMorgan Chase PEN 17,955 USD 5,126 08/20/20 47
JPMorgan Chase PEN 51,759 USD 14,789 08/24/20 147
JPMorgan Chase PLN 4,757 USD 1,198 09/17/20 (72)
JPMorgan Chase PLN 6,982 USD 1,783 09/17/20 (82)
JPMorgan Chase SEK 12,728 USD 1,354 09/17/20 (97)
JPMorgan Chase SEK 19,375 USD 2,107 09/17/20 (101)
JPMorgan Chase SGD 2,600 USD 1,824 08/19/20 (69)
JPMorgan Chase SGD 31,914 USD 22,465 08/19/20 (762)
JPMorgan Chase THB 154,612 USD 4,911 08/20/20 (47)
JPMorgan Chase THB 96,854 USD 3,072 08/21/20 (34)
JPMorgan Chase THB 354,352 USD 11,174 08/24/20 (189)
Royal Bank of Canada USD 26,387 CAD 35,467 08/24/20 93
Royal Bank of Canada USD 81,656 CAD 111,033 08/24/20 1,243
Royal Bank of Canada USD 20,389 EUR 17,279 08/24/20 (26)
Royal Bank of Canada USD 67,768 EUR 60,009 08/24/20 2,949
Royal Bank of Canada CAD 36,650 USD 26,756 08/24/20 (607)
Royal Bank of Canada EUR 7,377 USD 8,305 08/24/20 (388)
State Street USD 170 NZD 265 08/24/20 6
State Street USD 27,130 NZD 42,191 08/24/20 851
State Street NZD 1,417 USD 941 08/24/20 1
UBS USD 2,555 CHF 2,328 08/24/20 (8)
UBS CHF 575 USD 606 08/24/20 (23)
UBS CHF 76,968 USD 81,081 08/24/20 (3,126)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(2,222)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays MXN 219,320 7.450%
(1)
Mexico Interbank 28
Day Deposit Rate
(1)
07/18/29
84 1,357 1,441
Citigroup BRL 9,000 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 120 120
Citigroup BRL 10,600 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
5 136 141

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 221
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Citigroup BRL 11,440 7.024%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
6 146 152
JPMorgan Chase BRL 7,400 7.044%
(5)
Brazil Interbank Deposit
Rate
(5)
01/04/27
— 100 100
JPMorgan Chase HUF 747,930 Six Month BUBOR
(3)
1.848%
(4)
04/05/27
— (160) (160)
JPMorgan Chase HUF 2,734,600 Six Month BUBOR
(3)
0.930%
(4)
04/05/27
— (15) (15)
Merrill Lynch USD 36,727 0.600%
(3)
Three Month LIBOR
(2)
03/23/22
2 241 243
Merrill Lynch USD 30,883 0.100%
(3)
Federal Fund Effective
Rate - 1 Year
(2)
11/30/24
19 94 113
Merrill Lynch USD 27,008 Three Month LIBOR
(2)
0.750%
(3)
02/15/27
5 (712) (707)
Merrill Lynch USD 12,644 Three Month LIBOR
(2)
0.450%
(3)
05/15/27
(25) (46) (71)
Merrill Lynch USD 28,494
Federal Fund
Effective Rate - 1
Year
(2)
0.260%
(3)
05/15/27
(96) (113) (209)
Merrill Lynch USD 22,124 Three Month LIBOR
(2)
1.850%
(3)
11/15/44
42 (5,535) (5,493)
Merrill Lynch USD 5,410
Twelve Month
LIBOR
(2)
0.560%
(3)
07/20/45
— (81) (81)
Merrill Lynch USD 4,125 Three Month LIBOR
(2)
0.900%
(3)
03/17/50
69 (209) (140)
Merrill Lynch USD 2,093 Three Month LIBOR
(2)
0.792%
(3)
03/18/50
— (9) (9)
Merrill Lynch USD 2,107 Three Month LIBOR
(2)
0.818%
(3)
03/19/50
— (24) (24)
Merrill Lynch USD 1,862 Three Month LIBOR
(2)
0.885%
(3)
07/13/50
— (56) (56)
Total Open Interest Rate Swap Contracts (å)
111 (4,766) (4,655)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Purchase
USD 31,020 (5.000%)
(2)
06/20/25
(754) — (754)
CDX NA High Yield Index Merrill Lynch
Sell
USD 13 5.000%
(2)
06/20/24
1 (1) —
CDX NA High Yield Index Merrill Lynch
Sell
USD 5,024 5.000%
(2)
06/20/25
(448) 591 143
Total Open Credit Indices Contracts (å) (1,201) 590 (611)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 232,282 $ —
$ —
$ 232,282

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
222 Strategic Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Corporate Bonds and Notes — 860, 601 —
—
860, 601
International Debt — 349,191 1, 106
—
350, 297
Loan Agreements — 44,468 —
—
44,468
Mortgage-Backed Securities — 840, 608 —
—
840,608
Non-US Bonds — 151,877 —
—
151,877
United States Government Treasuries — 309,474 —
—
309,474
Common Stocks — — —
—
—
Short-Term Investments — 14 7 , 770 644
287,770
43 6 , 184
Total Investments — 2,93 6 , 271 1,750 287,770 3,225,791
Other Financial Instruments
Assets
Futures Contracts 25,77 9 — — — 25,77 9
Foreign Currency Exchange Contracts — 15,05 5 — — 15,05 5
Interest Rate Swap Contracts — 2,310 — — 2,310
Credit Default Swap Contracts — 143 — — 143
Liabilities
Futures Contracts (9,49 7 ) — — — (9,49 7 )
Options Written (93) — — — (93)
Foreign Currency Exchange Contracts — (17,27 7 ) — — (17,27 7 )
Interest Rate Swap Contracts — (6,965) — — (6,965)
Credit Default Swap Contracts — (754) — — (754)
Total Other Financial Instruments
*
$ 16,18 9 $ (7,488) $ — $ — $ 8, 701
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Argentina ................................................................................
2,542
Australia .................................................................................
2,448
Bermuda .................................................................................
7,629
Brazil ......................................................................................
24,819
Canada ....................................................................................
47,704
Cayman Islands .......................................................................
12,558
Chile .......................................................................................
8,686
China ......................................................................................
18,613

Russell Investment Company
Strategic Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Bond Fund 223
Amounts in thousands
Country Exposure
Fair Value
$
Colombia .................................................................................
24,787
Denmark .................................................................................
6,283
Egypt ......................................................................................
565
Finland ...................................................................................
619
France .....................................................................................
32,829
Germany .................................................................................
13,280
India .......................................................................................
12,660
Indonesia ................................................................................
15,786
Ireland ....................................................................................
11,486
Israel .......................................................................................
3,969
Italy ........................................................................................
36,424
Japan ......................................................................................
8,902
Kazakhstan .............................................................................
334
Kenya ......................................................................................
426
Kuwait ....................................................................................
1,852
Liberia ....................................................................................
119
Luxembourg ............................................................................
899
Macao .....................................................................................
1,249
Malaysia ..................................................................................
11,843
Mexico ....................................................................................
43,523
Morocco ..................................................................................
344
Netherlands ............................................................................
12,774
Nigeria ....................................................................................
592
Norway ....................................................................................
5,026
Panama ...................................................................................
1,483
Peru ........................................................................................
8,501
Poland .....................................................................................
2,174
Qatar .......................................................................................
3,040
Russia .....................................................................................
20,981
Saudi Arabia ...........................................................................
6,409
Singapore ................................................................................
25,559
South Africa ............................................................................
1,320
South Korea ............................................................................
3,094
Spain .......................................................................................
10,399
Sweden ....................................................................................
2,048
Switzerland .............................................................................
21,342
Thailand ..................................................................................
2,691
United Arab Emirates .............................................................
3,942
United Kingdom ......................................................................
61,896
United States ...........................................................................
2,679,342
Total Investments .................................................................... 3,225,791

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
224 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 90.4%
Asset-Backed Securities - 9.1%
ACE Securities Corp. Home Equity Loan
Trust
Series 2007-SL2 Class A
1.537% due 05/25/37 (Ê) 1,128 1,123
ACE Securities Corp. Mortgage Loan
Trust
Series 2007-D1 Class A2
6.336% due 02/25/38 (~)(Ê)(Þ) 605 593
American Tower Trust #1
Series 2013-13 Class 2A
3.070% due 03/15/48 (Þ) 240 247
Blackbird Capital Aircraft Lease
Securitization, Ltd.
Series 2016-1A Class AA
2.487% due 12/16/41 (~)(Ê)(Þ) 2,635 2,460
CAL Funding III, Ltd.
Series 2017-1A Class A
3.620% due 06/25/42 (Þ) 943 943
CBAM CLO Management Trust
Series 2017-1A Class A1
2.385% due 07/20/30 (Ê)(Þ) 575 570
Conseco Financial Corp.
Series 1996-10 Class M1
7.240% due 11/15/28 (~)(Ê) 1,316 1,367
Countrywide Asset-Backed Certificates
Series 2007-4 Class A4W
4.640% due 04/25/47 3,738 4,039
Credit-Based Asset Servicing &
Securitization LLC
Series 2004-CB7 Class AF5
4.090% due 09/25/34 (~)(Ê) 79 80
Dewolf Park CLO, Ltd.
Series 2017-1A Class A
2.429% due 10/15/30 (Ê)(Þ) 1,500 1,477
Dryden 37 Senior Loan Fund
Series 2017-37A Class AR
2.319% due 01/15/31 (Ê)(Þ) 1,300 1,274
Dryden 50 Senior Loan Fund
Series 2017-50A Class A1
2.439% due 07/15/30 (Ê)(Þ) 1,475 1,454
Dryden Senior Loan Fund
Series 2018-53A Class A
2.339% due 01/15/31 (Ê)(Þ) 1,600 1,569
ECAF, Ltd.
Series 2015-1A Class A1
3.473% due 06/15/40 (Þ) 456 413
FirstKey Homes Trust
Series 2020-SFR1
1.740% due 09/17/25 (Þ) 1,182 1,182
Greenpoint Manufactured Housing
Contract Trust
Series 2000-4 Class A3
2.190% due 08/21/31 (Ê) 825 767
Home Equity Asset Trust
Series 2005-9 Class M1
0.578% due 04/25/36 (Ê) 382 376
LCM XXV, Ltd.
Series 2017-25A Class A
2.345% due 07/20/30 (Ê)(Þ) 4,073 3,998
Long Beach Mortgage Loan Trust
Series 2005-2 Class M4
1.098% due 04/25/35 (Ê) 30 30
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Madison Park Funding XVIII, Ltd.
Series 2017-18A Class A1R
2.299% due 10/21/30 (Ê)(Þ) 1,640 1,620
Madison Park Funding XXIV, Ltd.
Series 2019-24A Class AR
2.295% due 10/20/29 (Ê)(Þ) 5,000 4,930
Magnetite XVIII, Ltd.
Series 2016-18A Class AR
3.696% due 11/15/28 (Ê)(Þ) 1,786 1,758
Navient Private Education Refi Loan
Trust
Series 2020-E
1.690% due 05/15/69 6,573 6,651
Series 2020-FA Class A
1.220% due 07/15/69 (Þ) 1,596 1,599
OneMain Financial Issuance Trust
Series 2017-1A Class A1
2.370% due 09/14/32 (Þ) 1,679 1,684
PFS Financing Corp.
Series 2020-A Class A
1.270% due 06/16/25 (Þ) 2,603 2,624
Series 2020-B Class A
1.210% due 06/17/24 (Þ) 1,560 1,569
SoFi Professional Loan Program
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 1,195 1,221
Structured Asset Investment Loan Trust
Series 2005-HE3 Class M1
0.888% due 09/25/35 (Ê) 552 547
Textainer Marine Containers, Ltd.
Series 2017-1A Class A
3.720% due 05/20/42 (Þ) 814 811
Towd Point Mortgage Trust
Series 2017-4 Class A1
2.750% due 06/25/57 (~)(Ê)(Þ) 2,760 2,858
Series 2017-6 Class A1
2.750% due 10/25/57 (~)(Ê)(Þ) 2,241 2,330
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 1,445 1,527
Series 2019-4 Class A1
2.900% due 10/25/59 (~)(Ê)(Þ) 2,504 2,652
Series 2019-SJ3 Class A1
3.000% due 11/25/59 (~)(Ê)(Þ) 2,315 2,352
Triton Container Finance IV LLC
Series 2017-2A Class A
3.620% due 08/20/42 (Þ) 546 546
Triton Container Finance V LLC
Series 2018-1A Class A
3.950% due 03/20/43 (Þ) 4,061 4,064
Triton Container Finance VI LLC
Series 2017-1A Class A
3.520% due 06/20/42 (Þ) 244 243
Voya CLO, Ltd.
Series 2017-3A Class A1A
2.365% due 07/20/30 (Ê)(Þ) 3,480 3,444
Series 2017-4A Class A1
2.349% due 10/15/30 (Ê)(Þ) 900 885
Series 2018-3A Class A1R
2.325% due 10/20/31 (Ê)(Þ) 1,000 980
Series 2020-2A Class A1RR
2.155% due 04/17/30 (Ê)(Þ) 1,663 1,624
72,481
Corporate Bonds and Notes - 25.7%

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 225
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
AbbVie, Inc.
3.450% due 03/15/22 (Þ) 472 491
3.600% due 05/14/25 615 689
Advocate Health & Hospitals Corp.
Series 2020
2.211% due 06/15/30 575 601
Air Lease Corp.
4.250% due 02/01/24 577 592
Alimentation Couche-Tard, Inc.
3.550% due 07/26/27 (Þ) 552 609
Allstate Corp. (The)
Series B
5.750% due 08/15/53 (Ê) 542 577
Ally Financial, Inc.
3.875% due 05/21/24 551 589
Alphabet, Inc.
3.375% due 02/25/24 482 533
Altria Group, Inc.
4.400% due 02/14/26 615 715
4.800% due 02/14/29 290 349
10.200% due 02/06/39 579 1,005
5.800% due 02/14/39 305 402
Amazon.com, Inc.
Series WI
2.400% due 02/22/23 541 569
American Airlines Pass-Through Trust
Series AA Class AA
3.200% due 06/15/28 591 556
American Campus Communities
Operating Partnership, LP
3.875% due 01/30/31 410 443
American Express Co.
Series FIX
3.700% due 08/03/23 635 692
American Homes 4 Rent, LP
4.250% due 02/15/28 483 538
Amgen, Inc.
6.400% due 02/01/39 345 527
Anheuser-Busch Cos. LLC / Anheuser-
Busch InBev Worldwide, Inc.
4.900% due 02/01/46 195 250
Anheuser-Busch InBev Worldwide, Inc.
4.375% due 04/15/38 260 313
8.200% due 01/15/39 200 331
5.550% due 01/23/49 490 687
Aon Corp.
8.205% due 01/01/27 412 513
Apollo Management Holdings, LP
4.000% due 05/30/24 (Þ) 195 214
4.400% due 05/27/26 (Þ) 230 262
5.000% due 03/15/48 (Þ) 390 485
Apple, Inc.
1.700% due 09/11/22 534 550
Aqua America, Inc.
4.276% due 05/01/49 190 257
Archer-Daniels-Midland Co.
3.375% due 03/15/22 533 558
Ares Capital Corp.
3.500% due 02/10/23 540 546
Associated Bank NA
Series BKNT
3.500% due 08/13/21 545 558
AT&T, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 06/01/27 325 344
2.250% due 02/01/32 650 666
6.800% due 05/15/36 525 733
6.500% due 09/01/37 573 836
6.400% due 05/15/38 180 251
3.100% due 02/01/43 410 420
Series WI
8.750% due 11/15/31 415 626
Athene Global Funding
3.000% due 07/01/22 (Þ) 530 547
2.950% due 11/12/26 (Þ) 575 597
Athene Holding, Ltd.
4.125% due 01/12/28 325 350
Aviation Capital Group LLC
5.500% due 12/15/24 (Þ) 400 410
Avnet, Inc.
4.875% due 12/01/22 510 546
AXIS Specialty Finance LLC
4.900% due 01/15/40 (Ê) 580 543
Bank of America Corp
2.328% due 10/01/21 (Ê) 180 181
4.000% due 01/22/25 980 1,095
3.366% due 01/23/26 (Ê) 1,190 1,313
4.443% due 01/20/48 (Ê) 433 587
4.083% due 03/20/51 (Ê) 320 418
Bank of America NA
Series BKNT
6.000% due 10/15/36 310 463
BankUnited , Inc.
4.875% due 11/17/25 527 592
Barrick NA Finance LLC
5.750% due 05/01/43 325 486
BAT Capital Corp.
3.215% due 09/06/26 1,405 1,533
Series WI
4.390% due 08/15/37 160 183
Bayer US Finance II LLC
4.700% due 07/15/64 (Þ) 605 739
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 1,548 1,694
Becton Dickinson and Co.
3.734% due 12/15/24 437 486
Berkley (WR) Corp.
4.000% due 05/12/50 470 550
Berkshire Hathaway Energy Co.
4.050% due 04/15/25 (Þ) 486 558
Berkshire Hathaway Finance Corp.
4.250% due 01/15/49 475 656
Berkshire Hathaway, Inc.
3.125% due 03/15/26 475 537
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 200 199
BMW US Capital LLC
4.150% due 04/09/30 (Þ) 455 542
Boardwalk Pipelines, LP
4.800% due 05/03/29 540 587
Boeing Co. (The)
4.508% due 05/01/23 500 523
5.805% due 05/01/50 515 605
Bon Secours Mercy Health, Inc.
3.464% due 06/01/30 565 631

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
226 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Booking Holdings, Inc.
4.100% due 04/13/25 508 578
BP Capital Markets America, Inc.
3.216% due 11/28/23 710 767
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 653 647
Bristol-Myers Squibb Co.
Series WI
2.900% due 07/26/24 510 555
3.900% due 02/20/28 635 754
Brixmor Operating Partnership, LP
4.050% due 07/01/30 330 347
Broadcom, Inc.
3.150% due 11/15/25 (Þ) 1,280 1,380
4.150% due 11/15/30 (Þ) 600 674
Brookfield Finance LLC
3.450% due 04/15/50 676 704
Bunge, Ltd. Finance Corp.
4.350% due 03/15/24 475 522
Burlington Northern Santa Fe LLC
3.400% due 09/01/24 444 493
5.400% due 06/01/41 138 201
Capital One Bank USA NA
3.375% due 02/15/23 480 508
Capital One Financial Corp.
3.800% due 01/31/28 540 609
Caterpillar, Inc.
4.750% due 05/15/64 416 627
CBS Corp.
3.700% due 08/15/24 460 507
Centene Corp.
5.375% due 06/01/26 (Þ) 200 214
Series WI
4.250% due 12/15/27 300 319
CenterPoint Energy, Inc.
3.600% due 11/01/21 305 318
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.908% due 07/23/25 20 23
4.200% due 03/15/28 509 585
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 537 612
Chevron Corp.
2.411% due 03/03/22 541 557
Cigna Corp.
2.400% due 03/15/30 325 346
Series WI
3.900% due 02/15/22 500 525
4.125% due 11/15/25 475 550
Citadel, LP
4.875% due 01/15/27 (Þ) 625 666
Citigroup, Inc.
4.050% due 07/30/22 311 331
8.125% due 07/15/39 450 814
5.316% due 03/26/41 (Ê) 1,165 1,681
CK Hutchison International 16, Ltd.
1.875% due 10/03/21 (Þ) 529 534
CNH Industrial Capital LLC
3.875% due 10/15/21 454 468
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 424 515
Comcast Corp.
2.750% due 03/01/23 561 595
3.700% due 04/15/24 375 417
3.400% due 04/01/30 945 1,109
6.550% due 07/01/39 515 833
CommonSpirit Health
4.350% due 11/01/42 205 228
4.187% due 10/01/49 785 869
Concho Resources, Inc.
3.750% due 10/01/27 240 263
Constellation Brands, Inc.
4.400% due 11/15/25 260 306
2.875% due 05/01/30 600 652
Continental Resources, Inc.
5.000% due 09/15/22 158 158
CoStar Group, Inc.
2.800% due 07/15/30 (Þ) 645 682
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 610 646
6.450% due 12/01/36 (Þ) 870 1,240
Credit Suisse Group AG
Series WI
4.550% due 04/17/26 495 578
CVS Health Corp.
2.625% due 08/15/24 640 688
4.780% due 03/25/38 125 161
5.050% due 03/25/48 320 441
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 691 739
Devon Energy Corp.
7.875% due 09/30/31 215 264
4.750% due 05/15/42 190 183
Diamond 1 Finance Corp. / Diamond 2
Finance Corp
8.100% due 07/15/36 (Þ) 605 822
Diamondback Energy, Inc.
2.875% due 12/01/24 210 213
4.750% due 05/31/25 190 206
Discover Financial Services
3.750% due 03/04/25 538 586
Series BKNT
4.650% due 09/13/28 495 582
Discovery Communications LLC
Class A
5.000% due 09/20/37 1,015 1,244
Dominion Energy South Carolina, Inc.
4.250% due 08/15/28 890 1,045
4.600% due 06/15/43 90 121
Dominion Energy, Inc.
3.071% due 08/15/24 (~)(Ê) 395 429
Dominion Resources, Inc.
5.750% due 10/01/54 (Ê) 524 554
Duke Energy Progress LLC
3.000% due 09/15/21 420 430
Edison International
2.400% due 09/15/22 544 555
EMD Finance LLC
2.950% due 03/19/22 (Þ) 476 491
Enbridge Energy Partners, LP
5.500% due 09/15/40 495 620

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Energy Transfer Operating, LP
5.875% due 01/15/24 540 595
5.250% due 04/15/29 420 456
3.750% due 05/15/30 1,005 994
Enterprise Products Operating LLC
6.125% due 10/15/39 448 598
4.200% due 01/31/50 310 355
Series W
4.050% due 02/15/22 457 481
Equifax, Inc.
2.600% due 12/15/25 595 636
3.100% due 05/15/30 275 305
Series 5Y
3.950% due 06/15/23 860 931
Evergy , Inc.
5.292% due 06/15/22 (~)(Ê) 805 862
Exelon Corp.
3.497% due 06/01/22 440 461
Exelon Generation Co. LLC
5.600% due 06/15/42 482 584
Expedia, Inc.
Series WI
3.800% due 02/15/28 591 585
Exxon Mobil Corp.
2.726% due 03/01/23 555 587
4.327% due 03/19/50 235 315
Farmers Exchange Capital III
5.454% due 10/15/54 (Ê)(Þ) 290 344
FedEx Corp.
4.500% due 02/01/65 569 613
Fiserv, Inc.
2.650% due 06/01/30 295 323
FLIR Systems, Inc.
2.500% due 08/01/30 485 500
Ford Holdings LLC
9.300% due 03/01/30 407 476
Ford Motor Co.
8.500% due 04/21/23 200 222
9.000% due 04/22/25 220 259
Ford Motor Credit Co. LLC
4.271% due 01/09/27 580 589
Series FXD
3.813% due 10/12/21 200 202
Fresenius Medical Care US Finance II,
Inc.
5.875% due 01/31/22 (Þ) 485 517
FS KKR Capital Corp.
4.125% due 02/01/25 574 558
GE Capital Funding LLC
4.050% due 05/15/27 (Þ) 540 575
General Electric Co.
3.625% due 05/01/30 540 547
4.250% due 05/01/40 345 353
Series MTNA
6.750% due 03/15/32 460 579
General Motors Co.
4.875% due 10/02/23 960 1,046
General Motors Financial Co., Inc.
3.450% due 04/10/22 945 971
Georgia Power Co.
4.300% due 03/15/43 565 712
GlaxoSmithKline Capital, Inc.
2.800% due 03/18/23 559 595
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 05/15/23 529 573
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 539 600
Goldman Sachs Capital I
6.345% due 02/15/34 725 1,037
Goldman Sachs Group, Inc. (The)
3.272% due 09/29/25 (Ê) 715 780
3.800% due 03/15/30 475 558
6.450% due 05/01/36 195 281
6.750% due 10/01/37 105 158
GUSAP III, LP
4.250% due 01/21/30 (Þ) 691 703
Harman International Industries, Inc.
4.150% due 05/15/25 521 585
HCA, Inc.
5.500% due 06/15/47 493 661
Health Care Service Corp. A Mutual
Legal Reserve Co.
1.500% due 06/01/25 (Þ) 715 735
2.200% due 06/01/30 (Þ) 705 726
Hess Corp.
6.000% due 01/15/40 425 492
Hewlett Packard Enterprise Co.
3.500% due 10/05/21 355 366
4.650% due 10/01/24 880 990
6.000% due 09/15/41 478 593
Class A
4.400% due 10/15/22 (Þ) 1 1
Home Depot, Inc. (The)
2.625% due 06/01/22 475 495
Host Hotels & Resorts, LP
Series H
3.375% due 12/15/29 521 507
HSBC Bank PLC
Series BKNT
7.000% due 01/15/39 615 953
HSBC USA, Inc.
7.200% due 07/15/97 194 317
Humana, Inc.
3.150% due 12/01/22 300 317
Huntington Ingalls Industries, Inc.
5.000% due 11/15/25 (Þ) 522 540
Hyatt Hotels Corp.
4.850% due 03/15/26 544 567
Intel Corp.
4.600% due 03/25/40 580 798
4.750% due 03/25/50 310 453
Intercontinental Exchange, Inc.
4.250% due 09/21/48 145 197
3.000% due 06/15/50 250 286
International Business Machines Corp.
2.500% due 01/27/22 561 579
International Paper Co.
8.700% due 06/15/38 270 432
7.300% due 11/15/39 564 836
Jefferies Group LLC
6.500% due 01/20/43 498 632
JPMorgan Chase & Co.
3.875% due 09/10/24 190 212
7.750% due 07/15/25 260 341
8.750% due 09/01/30 405 604
Keurig Dr Pepper, Inc.
Series WI

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
228 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.057% due 05/25/23 460 503
Kinder Morgan, Inc.
7.300% due 08/15/33 427 595
5.550% due 06/01/45 340 442
Series GMTN
7.800% due 08/01/31 419 586
KKR Group Finance Co. III LLC
5.125% due 06/01/44 (Þ) 225 285
Kohl's Corp.
5.550% due 07/17/45 655 587
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 700 746
Las Vegas Sands Corp.
3.200% due 08/08/24 567 569
Lehman Brothers Holdings
5.857% due 11/30/56 (Ø)(Š) 1,450 —
Leidos Holdings, Inc.
3.625% due 05/15/25 (Þ) 160 177
4.375% due 05/15/30 (Þ) 805 939
Loews Corp.
6.000% due 02/01/35 303 432
Marathon Petroleum Corp.
5.000% due 09/15/54 519 605
Markel Corp.
5.000% due 04/05/46 420 544
Marriott International, Inc.
Series R
3.125% due 06/15/26 572 567
Mars, Inc.
2.375% due 07/16/40 (Þ) 465 481
Marvell Technology Group, Ltd.
4.200% due 06/22/23 230 249
Mercury General Corp.
4.400% due 03/15/27 590 648
Microsoft Corp.
2.875% due 02/06/24 563 610
MidAmerican Energy Co.
3.500% due 10/15/24 462 513
Midwest Connector Capital Co. LLC
3.900% due 04/01/24 (Þ) 560 564
Morgan Stanley
Series 1654
4.100% due 05/22/23 270 294
Series F
3.875% due 04/29/24 1,335 1,489
Series GMTN
3.750% due 02/25/23 990 1,070
5.597% due 03/24/51 (Ê) 795 1,275
Motiva Enterprises LLC
6.850% due 01/15/40 (Þ) 425 515
Motorola Solutions, Inc.
5.500% due 09/01/44 503 600
MPLX, LP
4.800% due 02/15/29 520 600
Series WI
4.500% due 07/15/23 170 184
MultiCare Health System
2.803% due 08/15/50 640 669
Mutual of Omaha Insurance Co.
4.297% due 07/15/54 (Ê)(Þ) 295 307
Nasdaq, Inc.
3.250% due 04/28/50 525 603
National Oilwell Varco, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.600% due 12/01/22 131 134
NBCUniversal Media LLC
2.875% due 01/15/23 513 548
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 512 557
Nevada Power Co.
Series R
6.750% due 07/01/37 313 495
New York Life Insurance Co.
3.750% due 05/15/50 (Þ) 195 239
Newmark Group, Inc.
Series WI
6.125% due 11/15/23 760 779
NGPL PipeCo LLC
7.768% due 12/15/37 (Þ) 438 558
Northern Natural Gas Co.
4.100% due 09/15/42 (Þ) 444 528
Northrop Grumman Corp.
2.550% due 10/15/22 482 503
Novartis Capital Corp.
2.400% due 05/17/22 527 547
Oaktree Specialty Lending Corp.
3.500% due 02/25/25 440 440
Occidental Petroleum Corp.
2.900% due 08/15/24 550 518
3.500% due 08/15/29 395 351
Ohio National Financial Services, Inc.
5.550% due 01/24/30 (Þ) 365 355
ONEOK, Inc.
7.500% due 09/01/23 459 526
6.850% due 10/15/37 470 550
Oracle Corp.
2.625% due 02/15/23 439 463
2.950% due 04/01/30 900 1,025
3.900% due 05/15/35 478 601
3.600% due 04/01/40 765 905
Pacific Gas and Electric Co.
1.750% due 06/16/22 675 678
2.100% due 08/01/27 685 683
2.500% due 02/01/31 635 638
Pacific Life Insurance Co.
4.300% due 10/24/67 (Ê)(Þ) 255 276
PacifiCorp
2.950% due 02/01/22 295 305
3.350% due 07/01/25 529 589
PepsiCo, Inc.
0.750% due 05/01/23 561 568
Philip Morris International, Inc.
4.375% due 11/15/41 415 543
Series NCD
2.375% due 08/17/22 240 249
Phillips 66
3.700% due 04/06/23 525 564
Plains All American Pipeline, LP
4.900% due 02/15/45 594 575
Plains All American Pipeline, LP / PAA
Finance Corp.
3.600% due 11/01/24 500 516
Precision Castparts Corp.
2.500% due 01/15/23 481 503
3.250% due 06/15/25 325 364
Progress Energy, Inc.
7.750% due 03/01/31 389 587

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 229
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Prudential Financial, Inc.
5.375% due 05/15/45 (Ê) 500 536
PSEG Power LLC
8.625% due 04/15/31 412 615
Public Service Co. of Oklahoma
Series G
6.625% due 11/15/37 260 387
Public Service Electric & Gas Co.
3.250% due 09/01/23 230 248
3.700% due 05/01/28 210 249
PVH Corp.
4.625% due 07/10/25 (Þ) 370 379
QUALCOMM, Inc.
2.600% due 01/30/23 530 558
QVC, Inc.
4.850% due 04/01/24 705 742
Raytheon Technologies Corp.
3.200% due 03/15/24 (Þ) 513 556
Regency Energy Partners, LP / Regency
Energy Finance Corp.
4.500% due 11/01/23 556 592
Reliance Holding USA, Inc.
5.400% due 02/14/22 (Þ) 533 564
RELX Capital, Inc.
3.000% due 05/22/30 575 639
Retail Properties of America, Inc.
4.000% due 03/15/25 582 582
Reynolds American, Inc.
7.250% due 06/15/37 315 440
8.125% due 05/01/40 715 1,035
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 500 545
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 375 427
5.000% due 03/15/27 320 366
Sabra Health Care, LP / Sabra Capital
Corp.
4.800% due 06/01/24 145 147
3.900% due 10/15/29 505 477
Santander Holdings USA, Inc.
4.450% due 12/03/21 685 714
3.450% due 06/02/25 670 717
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 536 574
Sasol Financing International, Ltd.
4.500% due 11/14/22 550 522
SBA Tower Trust
2.328% due 01/15/28 (Þ) 1,479 1,502
Service Properties Trust
4.375% due 02/15/30 572 467
Shell International Finance BV
2.250% due 01/06/23 566 591
Sierra Pacific Power Co.
Series WI
2.600% due 05/01/26 503 548
Simon Property Group, LP
3.750% due 02/01/24 531 575
2.450% due 09/13/29 945 958
3.250% due 09/13/49 175 176
3.800% due 07/15/50 385 422
Smithfield Foods, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.200% due 04/01/29 (Þ) 500 557
Southern California Edison Co.
6.650% due 04/01/29 479 610
Southern Power Co.
5.150% due 09/15/41 529 629
Southwest Airlines Co.
4.750% due 05/04/23 372 390
Spectra Energy Partners, LP
4.500% due 03/15/45 500 591
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
4.738% due 03/20/25 (Þ) 1,475 1,605
5.152% due 03/20/28 (Þ) 450 527
Sunoco Logistics Partners Operations,
LP
4.000% due 10/01/27 455 466
5.300% due 04/01/44 513 499
SunTrust Banks, Inc.
Series BKNT
4.050% due 11/03/25 275 319
Synchrony Financial
2.850% due 07/25/22 320 327
3.950% due 12/01/27 557 588
Sysco Corp.
2.400% due 02/15/30 544 548
TCI Communications, Inc.
7.875% due 02/15/26 340 467
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/28 299 388
2.900% due 03/01/30 (Þ) 875 924
8.375% due 06/15/32 515 707
Texas Eastern Transmission, LP
3.500% due 01/15/28 (Þ) 562 615
Thermo Fisher Scientific, Inc.
3.000% due 04/15/23 614 653
Time Warner Cable LLC
6.550% due 05/01/37 475 657
6.750% due 06/15/39 460 645
Time Warner Entertainment Co., LP
8.375% due 03/15/23 442 524
8.375% due 07/15/33 600 943
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 585 646
1.500% due 02/15/26 (Þ) 574 581
Truist Bank
Series BKNT
2.636% due 09/17/29 (Ê) 556 568
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 500 522
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 542 566
Tyson Foods, Inc.
3.950% due 08/15/24 522 581
United Parcel Service, Inc.
2.350% due 05/16/22 559 578
UnitedHealth Group, Inc.
2.000% due 05/15/30 355 378
2.750% due 05/15/40 315 353
Unum Group
5.750% due 08/15/42 526 621
Upjohn, Inc.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
230 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.300% due 06/22/27 (Þ) 552 581
Valero Energy Corp.
4.500% due 03/15/28 538 625
Validus Holdings, Ltd.
8.875% due 01/26/40 477 798
Ventas Realty, LP
3.125% due 06/15/23 546 565
Verizon Communications, Inc.
7.750% due 12/01/30 1,565 2,452
Series WI
2.946% due 03/15/22 534 556
4.272% due 01/15/36 690 887
ViacomCBS , Inc.
4.750% due 05/15/25 505 581
4.200% due 05/19/32 445 511
4.600% due 01/15/45 455 511
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 685 721
4.300% due 07/15/29 (Þ) 275 297
VMware, Inc.
4.500% due 05/15/25 878 994
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 549 572
2.700% due 09/26/22 (Þ) 475 494
Vornado Realty Trust
3.500% due 01/15/25 429 435
Wachovia Capital Trust II
0.775% due 01/15/27 (Ê) 525 470
Walmart, Inc.
3.400% due 06/26/23 514 558
Walt Disney Co. (The)
1.650% due 09/01/22 537 550
Wells Fargo & Co.
3.069% due 01/24/23 1,465 1,517
3.196% due 06/17/27 (Ê) 795 871
5.950% due 12/15/36 100 127
3.068% due 04/30/41 (Ê) 1,060 1,158
Williams Cos., Inc. (The)
8.750% due 03/15/32 416 604
5.800% due 11/15/43 160 197
WRKCo , Inc.
3.000% due 06/15/33 460 501
205,604
International Debt - 6.7%
Abu Dhabi Government International
Bond
3.125% due 09/30/49 (Þ) 515 577
Adani Abbot Point Terminal Pty, Ltd.
4.450% due 12/15/22 (Þ) 571 511
Adani Ports and Special Economic Zone,
Ltd.
3.375% due 07/24/24 (Þ) 593 606
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.300% due 01/23/23 310 307
3.875% due 01/23/28 635 586
Series WI
5.000% due 10/01/21 460 471
Air Liquide Finance SA
1.750% due 09/27/21 (Þ) 260 264
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 200 213
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
3.125% due 11/28/21 530 546
America Movil SAB de CV
3.125% due 07/16/22 410 428
Banco de Bogota SA
Series EMTQ
4.375% due 08/03/27 (Þ) 477 491
Banco Santander Mexico SA
5.375% due 04/17/25 (Þ) 1,053 1,167
Bangkok Bank PCL
9.025% due 03/15/29 (Þ) 382 531
Banistmo SA
4.250% due 07/31/27 (Þ) 810 804
Series MTQ0
3.650% due 09/19/22 (Þ) 300 302
Series REGS
3.650% due 09/19/22 115 116
Bank of Nova Scotia (The)
Series BKNT
2.450% due 09/19/22 635 664
Barclays PLC
4.338% due 05/16/24 (Ê) 596 646
4.950% due 01/10/47 500 701
BNP Paribas SA
3.375% due 01/09/25 (Þ) 523 570
BP Capital Markets PLC
3.814% due 02/10/24 510 563
Brookfield Finance, Inc.
4.000% due 04/01/24 454 496
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 531 574
Series BKNT
3.500% due 09/13/23 1,405 1,536
Canadian Natural Resources, Ltd.
7.200% due 01/15/32 457 600
CCL Industries, Inc.
3.050% due 06/01/30 (Þ) 360 377
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 525 567
Cencosud SA
5.150% due 02/12/25 (Þ) 426 456
CNH Industrial NV
4.500% due 08/15/23 475 513
Corporacion Nacional del Cobre de Chile
4.250% due 07/17/42 (Þ) 270 316
Credit Suisse Group AG
4.282% due 01/09/28 (Þ) 504 575
Danone SA
2.589% due 11/02/23 (Þ) 563 594
Danske Bank A/S
5.375% due 01/12/24 (Þ) 540 610
Ecopetrol SA
5.875% due 09/18/23 537 591
6.875% due 04/29/30 425 512
Electricite de France SA
6.000% due 01/22/14 (Þ) 525 725
Enbridge, Inc.
3.700% due 07/15/27 549 612
Enel SpA
4.625% due 09/14/25 (Þ) 1,185 1,370
Series 658A
3.500% due 04/06/28 (Þ) 513 569

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 231
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eni SpA
4.250% due 05/09/29 (Þ) 200 224
Series X-R
4.000% due 09/12/23 (Þ) 790 854
Equinor ASA
3.625% due 04/06/40 190 229
3.700% due 04/06/50 190 235
Fairfax Financial Holdings, Ltd.
Series WI
4.850% due 04/17/28 528 586
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 477 511
GE Capital International Funding Co.
Unlimited Co.
Series WI
3.373% due 11/15/25 542 573
4.418% due 11/15/35 1,798 1,859
GlaxoSmithKline Capital PLC
2.850% due 05/08/22 474 495
HSBC Bank PLC
7.650% due 05/01/25 385 466
HSBC Holdings PLC
4.950% due 03/31/30 635 777
6.100% due 01/14/42 375 561
Intesa Sanpaolo SpA
3.875% due 01/12/28 (Þ) 560 596
Inversiones CMPC SA
4.750% due 09/15/24 (Þ) 528 569
Kaupthing Bank HF
7.625% due 02/28/49 (Ø)(Þ) 1,210 —
Lloyds Banking Group PLC
3.900% due 03/12/24 411 454
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 527 559
LYB Finance Co. BV
8.100% due 03/15/27 (Þ) 392 529
Macquarie Bank, Ltd.
3.624% due 06/03/30 (Þ) 335 358
Mexico Generadora de Energia S de RL
Series REGS
5.500% due 12/06/32 306 336
Mylan NV
Series WI
3.950% due 06/15/26 1,025 1,171
Natwest Group PLC
3.875% due 09/12/23 750 815
Newcrest Finance Pty, Ltd.
3.250% due 05/13/30 (Þ) 380 421
Nomura Holdings, Inc.
2.648% due 01/16/25 680 714
Panasonic Corp.
2.536% due 07/19/22 (Þ) 544 561
Perrigo Finance Unlimited Co.
3.150% due 06/15/30 465 496
Qatar Government International Bond
4.400% due 04/16/50 (Þ) 485 658
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 416 448
Sanofi
3.375% due 06/19/23 507 551
Santander Group Holdings PLC
5.625% due 09/15/45 (Þ) 565 722
Saudi Arabian Oil Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.875% due 04/16/24 (Þ) 531 559
Scentre Group
3.625% due 01/28/26 (Þ) 690 736
4.375% due 05/28/30 (Þ) 525 592
Schneider Electric SE
2.950% due 09/27/22 (Þ) 557 582
Seagate Technology PLC
4.875% due 03/01/24 515 560
Shire Acquisitions Investments Ireland
DAC
2.400% due 09/23/21 568 579
Siemens Financieringsmaatschappij NV
Class C
2.900% due 05/27/22 (Þ) 552 577
Sky, Ltd.
3.750% due 09/16/24 (Þ) 913 1,029
Societe Generale SA
2.625% due 01/22/25 (Þ) 605 627
4.250% due 04/14/25 (Þ) 500 540
Standard Chartered PLC
2.744% due 09/10/22 (Ê)(Þ) 550 557
Statoil ASA
2.450% due 01/17/23 570 597
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 365 371
Suncor Energy, Inc.
5.950% due 12/01/34 414 509
Takeda Pharmaceutical Co., Ltd.
2.050% due 03/31/30 945 974
3.175% due 07/09/50 360 394
Series WI
4.400% due 11/26/23 605 677
5.000% due 11/26/28 490 615
Total Capital Canada, Ltd.
2.750% due 07/15/23 481 514
Total Capital International SA
3.750% due 04/10/24 549 611
Toyota Motor Corp.
2.157% due 07/02/22 539 556
Trust Fibra Uno
5.250% due 01/30/26 (Þ) 598 627
UBS Group Funding Jersey, Ltd.
4.125% due 04/15/26 (Þ) 501 578
53,946
Mortgage-Backed Securities - 30.8%
225 Liberty Street Trust
Series 2016-225L Class A
3.597% due 02/10/36 (Þ) 235 259
A10 Securitization LLC
Series 2017-AA Class B1
0.038% due 05/15/36 (Þ) 1,110 1,060
Banc of America Mortgage Trust
Series 2004-D Class 2A2
3.846% due 05/25/34 (~)(Ê) 84 83
Series 2006-B Class 1A1
4.122% due 10/20/46 (~)(Ê) 26 17
Bear Stearns ALT-A Trust
Series 2004-12 Class 1A3
0.868% due 01/25/35 (Ê) 570 567
BX Commercial Mortgage Trust
Series 2018-BILT Class C
1.405% due 05/15/30 (Ê)(Þ) 2,150 1,956
Series 2018-BIOA Class C

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
232 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.306% due 03/15/37 (Ê)(Þ) 1,478 1,437
BXP Trust
Series 2017-GM Class A
3.379% due 06/13/39 (Þ) 3,559 3,950
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class E
2.335% due 12/15/37 (Ê)(Þ) 3,188 3,082
Chase Mortgage Reference Notes
Series 2020-CL1 Class M1
2.429% due 06/26/34 (Ê)(Þ) 2,352 2,355
Citigroup Commercial Mortgage Trust
Series 2013-375P Class D
3.635% due 05/10/35 (~)(Ê)(Þ) 2,427 2,409
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2 Class 1A2A
4.290% due 05/25/35 258 260
Series 2015-2 Class 5A1
0.737% due 03/25/47 (Ê)(Þ) 137 137
Commercial Mortgage Trust
Series 2016-787S Class A
3.545% due 02/10/36 (Þ) 235 258
Series 2019-521F Class D
1.735% due 06/15/34 (Ê)(Þ) 1,672 1,577
Credit Suisse Mortgage Capital
Certificates
Series 2019-ICE4 Class E
2.335% due 05/15/36 (Ê)(Þ) 2,384 2,325
DBGS Mortgage Trust
Series 2019-1735 Class D
4.334% due 04/10/37 (~)(Þ) 1,961 2,004
Deephaven Residential Mortgage Trust
Series 2018-4A Class A1
4.080% due 10/25/58 (~)(Þ) 2,121 2,140
Deutsche Mortgage Securities, Inc. Re-
REMIC Trust
Series 2007-WM1 Class A1
3.658% due 06/27/37 (~)(Þ) 459 443
Eagle Re, Ltd.
Series 2020-1 Class M1A
1.068% due 01/25/30 (Ê)(Þ) 755 744
Fannie Mae
3.500% due 2030 134 141
2.600% due 2031 330 372
2.500% due 2033 12,824 13,487
3.000% due 2033 299 319
5.500% due 2033 39 44
3.500% due 2034 250 270
5.500% due 2034 268 314
2.000% due 2035 6,463 6,725
2.500% due 2035 1,680 1,791
4.500% due 2035 410 448
6.000% due 2035 74 87
5.500% due 2036 197 229
5.500% due 2037 132 154
5.500% due 2038 630 734
6.000% due 2039 40 47
4.500% due 2040 170 189
5.500% due 2040 541 623
4.000% due 2041 176 194
3.500% due 2043 1,371 1,535
4.000% due 2043 173 190
4.000% due 2044 929 1,020
3.500% due 2045 1,381 1,489
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 2045 940 1,024
4.000% due 2046 1,981 2,165
4.500% due 2046 466 527
3.500% due 2047 1,547 1,684
4.000% due 2047 1,439 1,545
4.500% due 2047 187 203
4.000% due 2048 1,063 1,160
5.000% due 2048 3,972 4,346
3.000% due 2049 7,837 8,404
4.000% due 2049 837 916
2.000% due 2050 6,487 6,715
2.500% due 2050 38,674 40,709
3.000% due 2050 6,334 6,793
3.500% due 2050 866 931
Fannie Mae Connecticut Avenue
Securities
Series 2014-C03 Class 1M2
3.168% due 07/25/24 (Ê) 2,047 1,593
Series 2014-C04 Class 1M2
5.068% due 11/25/24 (Ê) 1,895 1,910
Series 2016-C06 Class 1M2
4.418% due 04/25/29 (Ê) 1,151 1,175
Fannie Mae REMIC Trust
Series 2004-W12 Class 1A3
7.000% due 07/25/44 480 585
Fannie Mae REMICS
Series 1999-56 Class Z
7.000% due 12/18/29 30 34
Series 2005-117 Class LC
5.500% due 11/25/35 116 122
Freddie Mac
3.500% due 2030 137 145
5.500% due 2032 11 13
7.500% due 2032 7 8
5.500% due 2034 23 27
2.500% due 2035 9,639 10,123
4.000% due 2040 640 724
5.500% due 2041 217 250
3.500% due 2043 1,183 1,314
3.500% due 2044 136 151
4.000% due 2044 596 660
3.500% due 2045 427 472
4.000% due 2045 1,428 1,580
3.500% due 2046 206 221
4.000% due 2047 1,418 1,528
4.500% due 2048 564 607
2.000% due 2050 4,793 4,996
2.500% due 2050 9,630 10,180
3.000% due 2050 17,007 18,261
3.500% due 2050 3,028 3,189
Freddie Mac Reference REMIC
Series 2006-R007 Class ZA
6.000% due 05/15/36 265 316
Freddie Mac REMICS
Series 2002-2533 Class Z
5.500% due 12/15/32 529 599
Series 2006-3123 Class HT
5.000% due 03/15/26 147 157
Series 2010-3632 Class PK
5.000% due 02/15/40 150 168
Series 2012-4019 Class JD
3.000% due 05/15/41 187 196

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 233
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 Class M3
3.768% due 04/25/24 (Ê) 2,644 2,143
Series 2014-HQ2 Class M3
3.918% due 09/25/24 (Ê) 1,267 1,271
Series 2015-DN1 Class M3
4.318% due 01/25/25 (Ê) 535 535
Series 2015-DNA3 Class M3
4.868% due 04/25/28 (Ê) 3,765 3,891
Series 2016-DNA2 Class M3
4.818% due 10/25/28 (Ê) 2,197 2,275
Series 2016-DNA4 Class M3
3.968% due 03/25/29 (Ê) 1,873 1,891
Series 2017-DNA3 Class M2
2.668% due 03/25/30 (Ê) 1,576 1,562
Ginnie Mae II
4.500% due 2042 182 200
Grace Mortgage Trust
Series 2014-GRCE Class A
3.369% due 06/10/28 (Þ) 456 458
Hilton USA Trust
Series 2016-HHV Class D
4.333% due 11/05/38 (~)(Ê)(Þ) 2,271 2,152
Series 2016-SFP Class A
2.828% due 11/05/35 (Þ) 261 261
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2004-LN2 Class B
5.686% due 07/15/41 59 59
Series 2016-NINE Class A
2.949% due 09/06/38 (Ê)(Þ) 530 566
JPMorgan Mortgage Trust
Series 2015-3 Class A5
3.500% due 05/25/45 (~)(Ê)(Þ) 127 127
Series 2016-4 Class A5
3.500% due 10/25/46 (~)(Ê)(Þ) 689 696
Series 2018-9 Class A15
4.000% due 02/25/49 (~)(Ê)(Þ) 14 14
Series 2018-9 Class A3
4.000% due 02/25/49 (~)(Ê)(Þ) 1,810 1,851
Series 2019-LTV3 Class A4
3.500% due 03/25/50 (~)(Ê)(Þ) 1,740 1,748
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C31 Class A1
1.511% due 11/15/49 172 172
Morgan Stanley Capital I Trust
Series 2018-BOP Class E
2.135% due 06/15/35 (Ê)(Þ) 4,061 3,597
Series 2018-SUN Class E
2.135% due 07/15/35 (Ê)(Þ) 5,048 4,696
Series 2019-NUGS Class D
3.300% due 12/15/36 (Ê)(Þ) 1,172 1,093
Morgan Stanley Mortgage Capital
Holdings LLC Trust
Series 2017-237P Class D
3.865% due 09/13/39 (~)(Ê)(Þ) 1,883 1,863
Series 2017-237P Class XA
Interest Only STRIP
0.468% due 09/13/39 (~)(Ê)(Þ) 10,103 233
Series 2017-237P Class XB
Interest Only STRIP
0.175% due 09/13/39 (~)(Ê)(Þ) 6,248 38
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Morgan Stanley Mortgage Loan Trust
Series 2005-5AR Class 1M3
0.993% due 09/25/35 (Ê) 743 727
MSCG Trust
Series 2015-ALDR Class A2
3.577% due 06/07/35 (Þ) 310 305
Series 2018-SELF Class D
1.835% due 10/15/37 (Ê)(Þ) 2,783 2,658
One Market Plaza Trust
Series 2017-1MKT Class C
4.016% due 02/10/32 (Þ) 1,133 1,167
Radnor RE, Ltd.
Series 2020-1 Class M1A
1.118% due 02/25/30 (Ê)(Þ) 840 831
RBS Commercial Funding, Inc. Trust
Series 2013-GSP Class A
3.961% due 01/15/32 (~)(Ê)(Þ) 235 239
Sequoia Mortgage Trust
Series 2013-12 Class A1
4.000% due 12/25/43 (Þ) 1,138 1,158
Series 2014-1 Class 2A5
4.000% due 04/25/44 (~)(Ê)(Þ) 1,074 1,127
Series 2015-1 Class A2
3.000% due 01/25/45 (~)(Ê)(Þ) 1,390 1,437
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates
Series 2003-34A Class 5A4
3.666% due 11/25/33 (~)(Ê) 361 354
Verus Securitization Trust
Series 2019-4 Class A1
2.642% due 11/25/59 (~)(Ê)(Þ) 1,584 1,611
Washington Mutual Mortgage Pass-
Through Certificates Trust
Series 2003-AR10 Class A7
4.192% due 10/25/33 (~)(Ê) 102 100
Series 2004-AR1 Class A
3.838% due 03/25/34 (~)(Ê) 550 541
Series 2005-AR2 Class 2A21
0.498% due 01/25/45 (Ê) 208 197
Series 2006-AR1 Class 2A1A
2.761% due 01/25/46 (Ê) 371 361
WinWater Mortgage Loan Trust
Series 2014-1 Class A1
3.847% due 06/20/44 (~)(Ê)(Þ) 498 518
Series 2014-1 Class A2
3.500% due 06/20/44 (~)(Ê)(Þ) 353 368
Worldwide Plaza Trust
Series 2017-WWP Class A
3.526% due 11/10/36 (Þ) 3,609 3,968
246,950
Municipal Bonds - 0.2%
Municipal Electric Authority of Georgia
Revenue Bonds
6.637% due 04/01/57 271 412
7.055% due 04/01/57 487 733
Tennessee Valley Authority
0.750% due 05/15/25 750 760
1,905
United States Government Treasuries - 17.9%
United States Treasury Inflation Indexed
Bonds
0.125% due 01/15/22 793 807
0.375% due 07/15/23 12,062 12,671
0.375% due 07/15/25 7,210 7,823

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
234 Investment Grade Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.375% due 04/15/32 6,536 9,983
2.125% due 02/15/40 2,533 3,931
0.875% due 02/15/47 4,679 6,397
United States Treasury Notes
1.125% due 08/31/21 12,785 12,922
1.500% due 11/30/21 9,845 10,024
0.125% due 05/31/22 11,520 11,519
1.750% due 05/15/23 4,655 4,866
1.250% due 07/31/23 4,490 4,641
2.000% due 02/15/25 5,295 5,725
0.250% due 06/30/25 1,225 1,227
3.000% due 10/31/25 1,055 1,206
2.250% due 11/15/25 3,080 3,402
1.625% due 02/15/26 5,900 6,336
2.250% due 03/31/26 1,710 1,899
1.625% due 05/15/26 3,807 4,096
1.500% due 08/15/26 2,284 2,445
2.375% due 05/15/27 2,630 2,982
0.500% due 05/31/27 3,070 3,094
0.500% due 06/30/27 1,070 1,078
0.375% due 07/31/27 455 454
2.750% due 02/15/28 515 604
2.375% due 05/15/29 1,230 1,430
0.625% due 05/15/30 1,210 1,220
1.125% due 05/15/40 1,305 1,339
2.750% due 11/15/42 1,905 2,535
3.125% due 08/15/44 1,475 2,093
2.875% due 08/15/45 1,055 1,449
2.750% due 11/15/47 2,846 3,890
3.000% due 02/15/48 1,871 2,674
3.375% due 11/15/48 495 758
2.000% due 02/15/50 2,460 2,954
1.250% due 05/15/50 2,985 3,021
143,495
Total Long-Term Investments
(cost $690,962) 724,381
Short-Term Investments - 8.3%
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 873 894
Cigna Corp.
Series WI
3.200% due 09/17/20 375 376
Gilead Sciences, Inc.
2.550% due 09/01/20 245 245
Kaupthing Bank HF
5.750% due 10/04/20 (Ø)(Þ) 100 —
Kinder Morgan, Inc.
6.500% due 09/15/20 275 277
Lukoil International Finance BV
6.125% due 11/09/20 (Þ) 1,005 1,016
Northern Natural Gas Co.
4.250% due 06/01/21 (Þ) 130 133
Southern Natural Gas Co. LLC
4.400% due 06/15/21 380 389
Southwest Airlines Co.
2.650% due 11/05/20 260 261
U.S. Cash Management Fund (@) 61,363,599(∞) 61,357
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United States Treasury Notes
1.375% due 05/31/21 610 616
1.125% due 06/30/21 1,290 1,302
Total Short-Term Investments
(cost $67,899) 66,866
Total Investments - 98.7%
(identified cost $758,861) 791,247
Other Assets and Liabilities,
Net - 1.3%
10,595
Net Assets - 100.0%
801,842

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 235
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
22.9%
225 Liberty Street Trust 02/17/16 235,000 102.38 241
259
A10 Securitization LLC 06/23/17 1,110,000 100.00 1,110
1,060
AbbVie, Inc. 05/12/20 472,000 102.56 484
491
Abu Dhabi Government International Bond 06/18/20 515,000 102.24 527
577
ACE Securities Corp. Mortgage Loan Trust 03/08/17 605,209 93.78 568
593
Adani Abbot Point Terminal Pty, Ltd. 06/19/18 571,000 95.06 543
511
Adani Ports and Special Economic Zone, Ltd. 04/23/20 593,000 91.97 545
606
Air Liquide Finance SA 03/04/20 260,000 100.73 262
264
Alimentation Couche-Tard, Inc. 09/19/17 552,000 99.00 547
609
American Tower Trust #1 01/05/17 240,000 99.75 239
247
Apollo Management Holdings, LP 05/24/16 230,000 99.94 230
262
Apollo Management Holdings, LP 03/08/18 390,000 99.32 387
485
Apollo Management Holdings, LP 05/24/18 195,000 99.59 194
214
Athene Global Funding 06/12/19 530,000 100.66 534
547
Athene Global Funding 11/06/19 575,000 99.86 574
597
Aviation Capital Group LLC 07/07/20 400,000 99.05 396
410
Banco de Bogota SA 09/22/17 477,000 99.04 472
491
Banco Santander Mexico SA 04/14/20 1,053,000 104.79 1,103
1,167
Bangkok Bank PCL 06/19/18 382,000 127.60 487
531
Banistmo SA 12/07/17 300,000 99.93 300
302
Banistmo SA 07/28/20 810,000 99.25 804
804
Bayer US Finance II LLC 06/19/18 873,000 100.04 873
894
Bayer US Finance II LLC 08/14/18 605,000 93.59 566
739
Bayer US Finance LLC 06/18/18 1,548,000 98.66 1,530
1,694
Berkshire Hathaway Energy Co. 04/07/20 486,000 108.09 525
558
Blackbird Capital Aircraft Lease Securitization, Ltd. 11/04/16 2,635,313 98.16 2,587
2,460
BMW US Capital LLC 04/06/20 455,000 99.86 454
542
BNP Paribas SA 06/11/20 523,000 106.99 560
570
Broadcom, Inc. 05/05/20 1,280,000 100.01 1,280
1,380
Broadcom, Inc. 05/05/20 600,000 99.89 599
674
BX Commercial Mortgage Trust 03/02/18 1,478,000 99.46 1,470
1,437
BX Commercial Mortgage Trust 06/01/18 2,150,000 100.00 2,150
1,956
BXP Trust 10/30/17 3,559,000 98.14 3,493
3,950
CAL Funding III, Ltd. 10/26/18 942,742 97.89 923
943
CAMB Commercial Mortgage Trust 01/25/19 3,188,000 100.00 3,188
3,082
CBAM CLO Management Trust 06/29/18 575,000 100.04 575
570
CCL Industries, Inc. 05/27/20 360,000 99.76 359
377
Cencosud SA 06/05/18 426,000 99.00 422
456
Centene Corp. 11/12/19 200,000 104.41 209
214
Chase Mortgage Reference Notes 07/22/20 2,352,000 100.00 2,352
2,355
Citadel, LP 09/11/19 625,000 99.75 623
666
Citigroup Commercial Mortgage Trust 03/06/19 2,427,000 0.99 2,391
2,409
Citigroup Mortgage Loan Trust, Inc. 02/01/17 136,620 97.83 134
137
CK Hutchison International 16, Ltd. 04/07/20 529,000 99.77 528
534
Commercial Mortgage Trust 02/19/16 235,000 102.37 241
258
Commercial Mortgage Trust 06/05/19 1,672,000 100.00 1,672
1,577
Corporacion Nacional del Cobre de Chile 01/17/20 270,000 106.33 287
316
CoStar Group, Inc. 06/24/20 645,000 99.92 644
682
Cox Communications, Inc. 05/31/17 870,000 109.37 951
1,240
Cox Communications, Inc. 07/24/17 610,000 98.72 602
646
Credit Suisse Group AG 07/07/20 504,000 112.53 567
575
Credit Suisse Mortgage Capital Certificates 05/28/19 2,384,000 100.00 2,384
2,325
Danone SA 10/01/19 563,000 101.26 570
594
Danske Bank A/S 05/08/19 540,000 103.90 561
610
DBGS Mortgage Trust 04/03/19 1,961,000 101.35 1,988
2,004
Deephaven Residential Mortgage Trust 03/03/20 2,120,590 101.42 2,151
2,140
Delta Air Lines Pass-Through Trust 06/11/20 691,000 105.20 727
739
Deutsche Mortgage Securities, Inc. Re-REMIC Trust 01/04/17 459,497 100.60 462
443
Dewolf Park CLO, Ltd. 07/10/18 1,500,000 100.15 1,502
1,477
Diamond 1 Finance Corp. / Diamond 2 Finance Corp 05/17/18 605,000 116.51 705
822
Dryden 37 Senior Loan Fund 12/06/17 1,300,000 100.00 1,300
1,274
Dryden 50 Senior Loan Fund 07/24/17 1,475,000 100.00 1,475
1,454
Dryden Senior Loan Fund 04/18/18 1,600,000 100.16 1,602
1,569
Eagle Re, Ltd. 01/27/20 755,000 100.00 755
744
ECAF, Ltd. 08/09/18 455,785 99.25 452
413
Electricite de France SA 02/04/19 525,000 98.25 516
725
EMD Finance LLC 06/04/18 476,000 99.12 472
491

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
236 Investment Grade Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Enel SpA 01/05/18 513,000 94.62 485
569
Enel SpA 09/11/18 1,185,000 101.83 1,207
1,370
Eni SpA 09/05/18 790,000 99.65 787
854
Eni SpA 05/14/20 200,000 102.52 205
224
Farmers Exchange Capital III 10/12/16 290,000 99.13 287
344
FirstKey Homes Trust 07/31/20 1,182,000 100.00 1,182
1,182
Fresenius Medical Care US Finance II, Inc. 09/19/17 485,000 103.81 503
517
Gazprom PJSC Via Gaz Capital SA 02/01/19 477,000 103.08 492
511
GE Capital Funding LLC 07/08/20 540,000 106.28 574
575
Grace Mortgage Trust 05/19/17 456,000 103.02 470
458
GUSAP III, LP 05/14/20 691,000 89.06 615
703
Health Care Service Corp. A Mutual Legal Reserve Co. 05/28/20 705,000 99.60 702
726
Health Care Service Corp. A Mutual Legal Reserve Co. 05/28/20 715,000 99.77 713
735
Hewlett Packard Enterprise Co. 09/30/15 500 99.94 —
1
Hilton USA Trust 11/22/16 2,271,000 95.37 2,166
2,152
Hilton USA Trust 05/26/17 261,000 99.72 260
261
Huntington Ingalls Industries, Inc. 05/13/20 522,000 102.99 538
540
Intesa Sanpaolo SpA 06/18/18 560,000 89.57 502
596
Inversiones CMPC SA 07/06/20 528,000 107.39 567
569
JPMorgan Chase Commercial Mortgage Securities Trust 10/30/17 530,000 98.92 524
566
JPMorgan Mortgage Trust 03/30/17 127,016 101.95 129
127
JPMorgan Mortgage Trust 10/26/17 689,010 101.17 697
696
JPMorgan Mortgage Trust 09/20/18 1,810 101.84 1,881
1,851
JPMorgan Mortgage Trust 09/20/18 14 101.84 1 4
14
JPMorgan Mortgage Trust 04/03/20 1,740,291 99.62 1,734
1,748
Kaupthing Bank HF 02/25/08 1,210,000 — 1,013
—
Kaupthing Bank HF 10/04/11 100,000 — 99
—
KKR Group Finance Co. III LLC 03/11/15 225,000 100.44 226
285
Land O' Lakes, Inc. 06/22/16 700,000 102.48 717
746
LCM XXV, Ltd. 07/10/17 4,073,000 99.74 4,063
3,998
Leidos Holdings, Inc. 05/07/20 805,000 100.29 807
939
Leidos Holdings, Inc. 05/26/20 160,000 106.46 170
177
Lukoil International Finance BV 03/22/17 1,005,000 100.68 1,012
1,016
Lukoil International Finance BV 09/19/17 527,000 101.37 534
559
LYB Finance Co. BV 02/15/19 392,000 117.80 462
529
Macquarie Bank, Ltd. 05/27/20 335,000 100.00 335
358
Madison Park Funding XVIII, Ltd. 09/29/17 1,640,000 100.00 1,640
1,620
Madison Park Funding XXIV, Ltd. 08/05/19 5,000,000 100.00 5,001
4,930
Magnetite XVIII, Ltd. 10/31/18 1,786,000 100.00 1,786
1,758
Mars, Inc. 07/13/20 465,000 99.97 465
481
Midwest Connector Capital Co. LLC 11/13/19 560,000 104.08 583
564
Morgan Stanley Capital I Trust 07/19/18 5,048,000 100.00 5,048
4,696
Morgan Stanley Capital I Trust 08/15/18 4,060,871 100.00 4,061
3,597
Morgan Stanley Capital I Trust 12/12/19 1,172,000 100.00 1,172
1,093
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 6,248,000 0.61 38
38
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 10,103,000 2.30 233
233
Morgan Stanley Mortgage Capital Holdings LLC Trust 08/11/17 1,883,000 97.18 1,830
1,863
Motiva Enterprises LLC 04/23/20 425,000 91.04 387
515
MSCG Trust 05/19/15 310,000 101.36 314
305
MSCG Trust 10/09/18 2,783,000 100.00 2,783
2,658
Mutual of Omaha Insurance Co. 07/14/14 295,000 100.00 295
307
Navient Private Education Refi Loan Trust 07/20/20 1,596,000 99.99 1,596
1,599
Nestle Holdings, Inc. 04/22/20 512,000 107.05 548
557
New York Life Insurance Co. 04/08/20 195,000 99.39 194
239
Newcrest Finance Pty, Ltd. 05/07/20 380,000 99.68 379
421
NGPL PipeCo LLC 10/02/19 438,000 128.39 562
558
Northern Natural Gas Co. 06/05/18 444,000 96.31 428
528
Northern Natural Gas Co. 03/28/19 130,000 101.00 131
133
Ohio National Financial Services, Inc. 01/16/20 365,000 99.93 365
355
One Market Plaza Trust 02/15/17 1,133,000 102.34 1,160
1,167
OneMain Financial Issuance Trust 10/26/18 1,679,294 98.45 1,653
1,684
Pacific Life Insurance Co. 06/15/18 255,000 92.22 235
276
Panasonic Corp. 04/23/20 544,000 100.21 545
561
PFS Financing Corp. 06/16/20 2,603,000 99.99 2,603
2,624
PFS Financing Corp. 06/16/20 1,560,000 99.99 1,560
1,569
PVH Corp. 07/06/20 370,000 99.63 369
379
Qatar Government International Bond 04/07/20 485,000 100.00 485
658
Radnor RE, Ltd. 01/21/20 840,000 100.00 840
831

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 237
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Raytheon Technologies Corp. 06/08/20 513,000 106.41 546
556
RBS Commercial Funding, Inc. Trust 10/27/15 235,000 1.04 245
239
Reliance Holding USA, Inc. 01/06/20 533,000 104.34 556
564
Roche Holdings, Inc. 07/08/20 500,000 108.28 541
545
SABIC Capital II BV 04/07/20 416,000 100.73 419
448
Santander Group Holdings PLC 10/01/18 565,000 102.89 581
722
Saudi Arabian Oil Co. 04/07/20 531,000 98.69 524
559
SBA Tower Trust 07/08/20 1,479,000 100.00 1,480
1,502
Scentre Group 05/19/20 690,000 99.41 686
736
Scentre Group 05/19/20 525,000 99.78 524
592
Schneider Electric SE 04/22/19 557,000 100.13 558
582
Sequoia Mortgage Trust 08/22/17 1,138,424 102.55 1,167
1,158
Sequoia Mortgage Trust 04/20/20 1,073,632 102.22 1,097
1,127
Sequoia Mortgage Trust 04/22/20 1,389,829 100.84 1,402
1,437
Siemens Financieringsmaatschappij NV 04/22/19 552,000 100.07 552
577
Sky, Ltd. 12/12/18 913,000 105.28 968
1,029
Smithfield Foods, Inc. 03/27/19 500,000 101.24 506
557
Societe Generale SA 01/16/20 500,000 105.47 527
540
Societe Generale SA 01/16/20 605,000 99.82 604
627
SoFi Professional Loan Program 07/20/20 1,195,260 102.19 1,221
1,221
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 03/14/18 1,475,000 100.15 1,478
1,605
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/16/20 450,000 109.35 492
527
Standard Chartered PLC 07/02/20 550,000 101.51 558
557
Suncor Energy Ventures Corp. 12/14/18 365,000 99.90 365
371
Tennessee Gas Pipeline Co. LLC 02/19/20 875,000 98.05 858
924
Texas Eastern Transmission, LP 11/13/19 562,000 103.33 581
615
Textainer Marine Containers, Ltd. 05/11/17 814,167 100.00 814
811
T-Mobile USA, Inc. 04/02/20 585,000 99.98 585
646
T-Mobile USA, Inc. 07/06/20 574,000 100.67 578
581
Towd Point Mortgage Trust 08/04/17 2,760,002 101.25 2,794
2,858
Towd Point Mortgage Trust 11/09/17 2,240,949 102.53 2,298
2,330
Towd Point Mortgage Trust 11/04/19 2,504,442 100.95 2,528
2,652
Towd Point Mortgage Trust 11/26/19 2,314,903 100.29 2,322
2,352
Towd Point Mortgage Trust 04/30/20 1,444,850 102.44 1,480
1,527
Triton Container Finance IV LLC 08/16/17 545,535 100.07 546
546
Triton Container Finance V LLC 03/13/18 4,061,033 99.20 4,028
4,064
Triton Container Finance VI LLC 06/07/17 243,606 99.98 244
243
Trust Fibra Uno 10/11/19 598,000 105.90 633
627
UBS Group Funding Jersey, Ltd. 07/07/20 501,000 114.33 573
578
Upjohn, Inc. 07/07/20 552,000 104.81 579
581
Verus Securitization Trust 03/06/20 1,583,811 101.18 1,602
1,611
Vistra Operations Co. LLC 06/04/19 275,000 99.80 274
297
Vistra Operations Co. LLC 06/04/19 685,000 99.85 684
721
Volkswagen Group of America Finance LLC 09/19/19 475,000 99.97 475
494
Volkswagen Group of America Finance LLC 10/01/19 549,000 102.20 561
572
Voya CLO, Ltd. 07/16/18 900,000 100.13 901
885
Voya CLO, Ltd. 11/02/18 1,000,000 100.00 1,000
980
Voya CLO, Ltd. 03/05/19 3,480,000 99.94 3,478
3,444
Voya CLO, Ltd. 02/18/20 1,663,169 100.00 1,663
1,624
WinWater Mortgage Loan Trust 03/29/17 498,165 102.39 510
518
WinWater Mortgage Loan Trust 05/23/17 353,399 101.73 359
368
Worldwide Plaza Trust 10/31/17 3,609,000 98.93 3,570
3,968
183,830
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
238 Investment Grade Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
ACE Securities Corp. Home Equity Loan Trust USD 1 Month LIBOR 0.700
Allstate Corp. (The) USD 3 Month LIBOR 2.938
AXIS Specialty Finance LLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.186
Bank of America Corp. USD 3 Month LIBOR 1.990
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of America Corp. USD 3 Month LIBOR 3.150
Bank of America Corp. USD 3 Month LIBOR 0.810
Barclays PLC USD 3 Month LIBOR 1.356
Bear Stearns ALT-A Trust USD 1 Month LIBOR 0.700
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.121
BX Commercial Mortgage Trust USD 1 Month LIBOR 1.220
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 2.150
CBAM CLO Management Trust USD 3 Month LIBOR 1.250
Chase Mortgage Reference Notes USD 1 Month LIBOR 2.250
Citigroup Mortgage Loan Trust, Inc. USD 1 Month LIBOR 0.250
Citigroup, Inc. Secured Overnight Financing Rate 4.548
Commercial Mortgage Trust USD 1 Month LIBOR 1.550
Credit Suisse Mortgage Capital Certificates USD 1 Month LIBOR 2.150
Dewolf Park CLO, Ltd. USD 3 Month LIBOR 1.210
Dominion Resources, Inc. USD 3 Month LIBOR 3.057
Dryden 37 Senior Loan Fund USD 3 Month LIBOR 1.100
Dryden 50 Senior Loan Fund USD 3 Month LIBOR 1.220
Dryden Senior Loan Fund USD 3 Month LIBOR 1.120
Eagle Re, Ltd. USD 1 Month LIBOR 0.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.900
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 4.250
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 3.000
Farmers Exchange Capital III USD 3 Month LIBOR 3.454
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 2.500
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.650
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.700
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 4.150
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.750
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.600
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.800
Goldman Sachs Group, Inc. (The) USD 3 Month LIBOR 1.201
Greenpoint Manufactured Housing Contract Trust USD 1 Month LIBOR 2.000
Home Equity Asset Trust USD 1 Month LIBOR 0.410
LCM XXV, Ltd. USD 3 Month LIBOR 1.210
Long Beach Mortgage Loan Trust USD 1 Month LIBOR 0.930
Madison Park Funding XVIII, Ltd. USD 3 Month LIBOR 1.190
Madison Park Funding XXIV, Ltd. USD 3 Month LIBOR 1.160
Magnetite XVIII, Ltd. USD 3 Month LIBOR 1.080
Morgan Stanley Secured Overnight Financing Rate 4.840
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.800
Morgan Stanley Capital I Trust USD 1 Month LIBOR 1.950
Morgan Stanley Mortgage Loan Trust USD 1 Month LIBOR 0.825
MSCG Trust USD 1 Month LIBOR 1.650
Mutual of Omaha Insurance Co. USD 3 Month LIBOR 2.640

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 239
Variable Rate Securities
Securities Referenced Rate Spread %
Pacific Life Insurance Co. USD 3 Month LIBOR 2.796
Prudential Financial, Inc. USD 3 Month LIBOR 3.031
Radnor RE, Ltd. USD 1 Month LIBOR 0.950
Standard Chartered PLC USD 3 Month LIBOR 1.200
Structured Asset Investment Loan Trust USD 1 Month LIBOR 0.720
Truist Bank
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 1.150
Voya CLO, Ltd. USD 3 Month LIBOR 1.020
Voya CLO, Ltd. USD 3 Month LIBOR 1.190
Voya CLO, Ltd. USD 3 Month LIBOR 1.230
Voya CLO, Ltd. USD 3 Month LIBOR 1.130
Wachovia Capital Trust II USD 3 Month LIBOR 0.500
Washington Mutual Mortgage Pass-Through Certificates Trust USD 1 Month LIBOR 0.330
Washington Mutual Mortgage Pass-Through Certificates Trust
Federal Reserve U.S. 12 Month Cumulative Avg 1
year CMT 1.070
Wells Fargo & Co. USD 3 Month LIBOR 1.170
Wells Fargo & Co. Secured Overnight Financing Rate 2.530
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 582 AUD 86,982 09/20
579
Long Gilt Futures 31 GBP 4,295 09/20
54
United States 2 Year Treasury Note Futures 106 USD 23,425 09/20
16
United States 5 Year Treasury Note Futures 248 USD 31,278 09/20
136
United States 10 Year Treasury Note Futures 801 USD 112,202 09/20
1,120
United States 10 Year Ultra Treasury Note Futures 35 USD 5,574 09/20
94
United States Treasury Long Bond Futures 118 USD 21,510 09/20
516
United States Treasury Ultra Bond Futures 118 USD 26,867 09/20
1,007
Short Positions
Canadian 10 Year Government Bond Futures 152 CAD 23,514 09/20
(168)
Euro-Bund Futures 269 EUR 47,753 09/20
(794)
United States 2 Year Treasury Note Futures 33 USD 7,292 09/20
(8)
United States 5 Year Treasury Note Futures 57 USD 7,190 09/20
(28)
United States 10 Year Treasury Note Futures 169 USD 23,673 09/20
(157)
United States Treasury Long Bond Futures 13 USD 2,370 09/20
(79)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,288
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 6,501 AUD 9,483 08/24/20 275
Bank of America USD 565 NOK 5,171 08/24/20 3
Bank of America AUD 28,055 USD 20,004 08/24/20 (41)
Bank of America NOK 126,266 USD 13,023 08/24/20 (851)
Bank of New York USD 14,100 GBP 11,167 08/24/20 519
Bank of New York USD 2,210 JPY 232,011 08/24/20 (17)
Bank of New York USD 21,502 JPY 2,314,480 08/24/20 367
Bank of New York GBP 2,428 USD 2,979 08/24/20 (199)

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
240 Investment Grade Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 4,459 USD 5,815 08/24/20 (22)
Bank of New York JPY 2,895,493 USD 26,952 08/24/20 (407)
Citigroup USD 48 NZD 75 08/24/20 2
Citigroup USD 6,477 NZD 10,064 08/24/20 197
Citigroup NZD 155 USD 103 08/24/20 —
Royal Bank of Canada USD 6,667 CAD 8,961 08/24/20 23
Royal Bank of Canada USD 19,477 CAD 26,484 08/24/20 296
Royal Bank of Canada USD 5,238 EUR 4,439 08/24/20 (7)
Royal Bank of Canada USD 16,164 EUR 14,314 08/24/20 704
Royal Bank of Canada CAD 8,722 USD 6,367 08/24/20 (144)
Royal Bank of Canada EUR 1,745 USD 1,965 08/24/20 (92)
UBS USD 241 CHF 219 08/24/20 (1)
UBS CHF 158 USD 167 08/24/20 (6)
UBS CHF 18,359 USD 19,340 08/24/20 (746)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(147)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Sell
USD 138,200 3.000%
(2)
06/20/25
(202) 2,235 2,033
Total Open Credit Indices Contracts (å) (202) 2,235 2,033
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 72,481 $ —
$ —
$ 72,481
Corporate Bonds and Notes — 205,604 —
—
205,604
International Debt — 53,946 —
—
53,946
Mortgage-Backed Securities — 246,950 —
—
246,950
Municipal Bonds — 1,905 —
—
1,905
United States Government Treasuries — 143,495 —
—
143,495
Short-Term Investments — 5,509 —
61,357
66,866
Total Investments — 729,890 — 61,357 791,247
Other Financial Instruments
Assets
Futures Contracts 3,522 — — — 3,522
Foreign Currency Exchange Contracts — 2,386 — — 2,386
Credit Default Swap Contracts — 2,033 — — 2,033
Liabilities

Russell Investment Company
Investment Grade Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Investment Grade Bond Fund 241
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts (1,234) — — — (1,234)
Foreign Currency Exchange Contracts — (2,533) — — (2,533)
Total Other Financial Instruments
*
$ 2,288 $ 1,886 $ — $ — $ 4,174
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Reports.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
2,618
Canada ....................................................................................
6,837
Cayman Islands .......................................................................
560
Chile .......................................................................................
1,909
China ......................................................................................
759
Colombia .................................................................................
1,594
Denmark .................................................................................
610
France .....................................................................................
5,063
India .......................................................................................
606
Ireland ....................................................................................
4,870
Italy ........................................................................................
1,675
Japan ......................................................................................
4,492
Jersey ......................................................................................
578
Mexico ....................................................................................
2,558
Netherlands ............................................................................
6,754
Norway ....................................................................................
1,060
Panama ...................................................................................
1,221
Philippines ..............................................................................
531
Qatar .......................................................................................
658
Russia .....................................................................................
511
Saudi Arabia ...........................................................................
559
Switzerland .............................................................................
575
United Arab Emirates .............................................................
577
United Kingdom ......................................................................
7,787
United States ...........................................................................
736,285
Total Investments .................................................................... 791,247

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
242 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 84.3%
Asset-Backed Securities - 9.3%
American Express Credit Account
Master Trust
Series 2019-1 Class A
2.870% due 10/15/24 1,550 1,614
AmeriCredit Automobile Receivables
Trust
Series 2018-1 Class A3
3.070% due 12/19/22 381 384
Series 2020-1 Class A2A
1.100% due 03/20/23 505 507
Apidos CLO XXI
Series 2018-21A Class A1R
2.065% due 07/18/27 (Ê)(Þ) 300 298
Avis Budget Rental Car Funding LLC
Series 2015-2A Class A
2.630% due 12/20/21 (Þ) 550 551
Series 2019-1A Class A
3.450% due 03/20/23 (Þ) 1,680 1,688
BA Credit Card Trust
Series 2018-A1 Class A1
2.700% due 07/17/23 1,900 1,925
Bank of the West Auto Trust
Series 2017-1 Class A3
2.110% due 01/15/23 (Þ) 455 458
Series 2018-1 Class A3
3.430% due 12/15/22 (Þ) 1,040 1,054
Series 2019-1 Class A2
2.400% due 10/17/22 (Þ) 717 722
Capital One Multi-Asset Execution Trust
Series 2016-A5 Class A5
1.660% due 06/17/24 450 457
Chase Issuance Trust
Series 2020-A1 Class A1
1.530% due 01/15/25 2,085 2,146
Chesapeake Funding II LLC
Series 2020-1A Class A1
0.870% due 08/16/32 (Þ) 505 506
CNH Equipment Trust
Series 2020-A Class A2
1.080% due 07/17/23 310 312
DRB Prime Student Loan Trust
Series 2015-D Class A2
3.200% due 01/25/40 (Þ) 398 403
Drive Auto Receivables Trust
Series 2019-3 Class A3
2.490% due 06/15/23 1,445 1,455
Series 2020-1 Class A2
1.990% due 12/15/22 228 229
Earnest Student Loan Program LLC
Series 2016-D Class A1
2.728% due 01/25/41 (Ê)(Þ) 382 382
Series 2016-D Class A2
2.720% due 01/25/41 (Þ) 240 242
Exeter Automobile Receivables Trust
Series 2019-4A Class A
2.180% due 01/17/23 (Þ) 49 49
Series 2020-2A Class A
1.130% due 08/15/23 (Þ) 718 720
Ford Credit Auto Owner Trust
Series 2020-B Class A2
0.500% due 02/15/23 2,070 2,072
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Foursight Capital Automobile
Receivables Trust
Series 2018-1 Class C
3.680% due 08/15/23 (Þ) 800 824
Hertz Fleet Lease Funding, LP
Series 2017-1 Class A2
2.130% due 04/10/31 (Þ) 771 771
Series 2017-1 Class B
2.880% due 04/10/31 (Þ) 1,965 1,937
Series 2018-1 Class C
3.770% due 05/10/32 (Þ) 485 465
Hertz Vehicle Financing II, LP
Series 2019-1A Class A
3.710% due 03/25/23 (Þ) 523 522
Hertz Vehicle Financing LLC
Series 2017-1A Class A
2.960% due 10/25/21 (Þ) 553 554
Series 2018-1A Class A
3.290% due 02/25/24 (Þ) 171 171
Hilton Grand Vacations Trust
Series 2014-AA Class A
1.770% due 11/25/26 (Þ) 85 85
Series 2017-AA Class A
2.660% due 12/26/28 (Þ) 483 486
Series 2020-AA Class A
2.740% due 02/25/39 (Þ) 408 422
Honda Auto Receivables Owner Trust
Series 2017-4 Class A3
2.050% due 11/22/21 500 502
HPEFS Equipment Trust
Series 2020-2A Class A2
0.650% due 07/22/30 (Þ) 655 656
Hyundai Auto Receivables Trust
Series 2019-B Class A2
1.930% due 07/15/22 1,058 1,065
Series 2020-B Class A2
0.380% due 03/15/23 540 540
JFIN CLO, Ltd.
Series 2017-2A Class A1AR
2.305% due 07/20/26 (Ê)(Þ) 69 69
John Deere Trust
Series 2020-B Class A2
0.410% due 03/15/23 220 220
Mill City Mortgage Trust
Series 2015-2 Class A2
3.000% due 09/25/57 (~)(Ê)(Þ) 365 369
MVW Owner Trust
Series 2019-2A Class A
2.220% due 10/20/38 (Þ) 91 93
Series 2020-1A Class A
1.740% due 10/20/37 (Þ) 250 250
Navient Private Education Refi Loan
Trust
Series 2020-BA Class A1
1.800% due 01/15/69 (Þ) 855 860
Navient Student Loan Trust
Series 2019-FA Class A1
2.180% due 08/15/68 (Þ) 819 823
Nissan Auto Receivables Owner Trust
Series 2017-C Class A3
2.120% due 04/18/22 451 453
Series 2019-C Class A2A
1.970% due 09/15/22 587 592
Ocean Trails CLO IV

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 243
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4A Class AR
1.334% due 08/13/25 (Ê)(Þ) 53 53
Orange Lakes Timeshare Trust
Series 2018-A Class A
3.100% due 11/08/30 (Þ) 48 49
Series 2019-A Class A
3.060% due 04/09/38 (Þ) 743 758
Prestige Auto Receivables Trust
Series 2018-1A Class A3
3.290% due 09/15/22 (Þ) 461 463
Santander Drive Auto Receivables Trust
Series 2016-3 Class C
2.460% due 03/15/22 41 41
SBA Small Business Investment Cos.
Series 2018-10B Class 1
3.548% due 09/10/28 225 243
Sierra Timeshare Receivables Funding
LLC
Series 2019-3A Class A
2.340% due 08/20/36 (Þ) 157 159
SoFi Consumer Loan Program LLC
Series 2017-3 Class A
2.770% due 05/25/26 (Þ) 64 64
SoFi Consumer Loan Program Trust
Series 2017-6 Class A2
2.820% due 11/25/26 (Þ) 516 520
Series 2019-4 Class A
2.450% due 08/25/28 (Þ) 451 456
SoFi Professional Loan Program
Series 2020-C Class AFX
1.950% due 02/15/46 (Þ) 160 164
SoFi Professional Loan Program LLC
Series 2017-A Class A1
2.028% due 03/26/40 (Ê)(Þ) 322 319
South Carolina Student Loan Corp.
Series 2015-A Class A
1.668% due 01/25/36 (Ê) 771 770
Tesla Auto Lease Trust
1.100% due 05/22/23 (Þ) 540 540
Tidewater Auto Recivables Trust
Series 2020-AA Class A2
1.390% due 08/15/24 (Þ) 645 649
Towd Point Mortgage Trust
Series 2015-5 Class A1B
2.750% due 05/25/55 (~)(Ê)(Þ) 276 278
Series 2018-2 Class A1
3.250% due 03/25/58 (~)(Ê)(Þ) 173 183
Series 2019-SJ1 Class A1
3.750% due 11/25/58 (~)(Ê)(Þ) 557 561
Series 2020-3 Class A1
3.088% due 02/25/63 (~)(Ê)(Þ) 530 556
Toyota Auto Receivables Owner Trust
Series 2019-D Class A3
1.920% due 01/16/24 1,500 1,538
Verizon Owner Trust
Series 2017-3A Class A1A
2.060% due 04/20/22 (Þ) 147 147
39,414
Corporate Bonds and Notes - 43.0%
3M Co.
2.650% due 04/15/25 455 497
AbbVie, Inc.
2.600% due 11/21/24 (Þ) 935 1,000
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.600% due 05/14/25 160 179
AIG Global Funding
1.900% due 10/06/21 (Þ) 490 499
0.800% due 07/07/23 (Þ) 545 548
Air Lease Corp.
2.250% due 01/15/23 500 495
3.250% due 03/01/25 456 460
Aircastle , Ltd.
5.000% due 04/01/23 400 401
Ally Financial, Inc.
3.050% due 06/05/23 547 566
Altria Group, Inc.
4.400% due 02/14/26 330 384
Amazon.com, Inc.
Series WI
2.400% due 02/22/23 556 585
American Airlines Pass-Through Trust
Series 2013-2 Class A
4.950% due 01/15/23 1,050 852
American Express Co.
2.750% due 05/20/22 890 926
2.500% due 08/01/22 1,500 1,556
American Honda Finance Corp.
3.375% due 12/10/21 386 401
2.050% due 01/10/23 635 658
2.900% due 02/16/24 1,500 1,608
Series GMTN
1.700% due 09/09/21 815 827
American Honda Finance
1.200% due 07/08/25 555 563
Ameriprise Financial, Inc.
3.000% due 04/02/25 1,025 1,118
Anheuser-Busch InBev Worldwide, Inc.
2.500% due 07/15/22 435 452
Anthem, Inc.
3.500% due 08/15/24 485 535
Apple, Inc.
0.750% due 05/11/23 2,036 2,061
Archer-Daniels-Midland Co.
3.375% due 03/15/22 555 581
2.750% due 03/27/25 485 531
Ares Capital Corp.
3.625% due 01/19/22 567 582
AT&T, Inc.
3.400% due 05/15/25 505 562
Athene Global Funding
3.000% due 07/01/22 (Þ) 210 217
AutoZone, Inc.
3.625% due 04/15/25 470 530
Avnet, Inc.
4.875% due 12/01/22 230 246
Bank of America Corp.
2.328% due 10/01/21 (Ê) 920 923
2.816% due 07/21/23 (Ê) 1,600 1,667
3.458% due 03/15/25 (Ê) 1,215 1,328
Bank of New York Mellon Corp. (The)
1.600% due 04/24/25 1,275 1,331
Becton Dickinson and Co.
2.894% due 06/06/22 522 542
Series WI
6.700% due 12/01/26 175 219
Berkshire Hathaway Energy Co.
3.750% due 11/15/23 534 589

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
244 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.050% due 04/15/25 (Þ) 540 620
Berkshire Hathaway, Inc.
2.750% due 03/15/23 395 419
BGC Partners, Inc.
Series WI
3.750% due 10/01/24 55 55
Boardwalk Pipelines, LP
3.375% due 02/01/23 398 405
Boeing Co. (The)
4.875% due 05/01/25 320 346
BP Capital Markets America, Inc.
3.245% due 05/06/22 557 584
3.216% due 11/28/23 340 367
3.194% due 04/06/25 835 917
Bristol-Myers Squibb Co.
Series WI
2.900% due 07/26/24 170 185
Broadcom, Inc.
3.150% due 11/15/25 (Þ) 915 987
3.459% due 09/15/26 (Þ) 635 696
Burlington Northern Santa Fe LLC
3.050% due 09/01/22 555 582
Carrier Global Corp.
1.923% due 02/15/23 (Þ) 410 421
Caterpillar Financial Services Corp.
2.950% due 02/26/22 620 645
Series WI
1.931% due 10/01/21 890 906
CenterPoint Energy, Inc.
3.600% due 11/01/21 335 349
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
4.500% due 02/01/24 379 421
Series WI
4.908% due 07/23/25 870 1,009
Cheniere Corpus Christi
Series WI
7.000% due 06/30/24 488 563
Chevron Corp.
1.141% due 05/11/23 1,600 1,636
2.566% due 05/16/23 554 586
1.554% due 05/11/25 810 844
Citibank NA
Series BKNT
2.844% due 05/20/22 (Ê) 1,030 1,049
Citigroup, Inc.
1.388% due 12/08/21 (Ê) 2,355 2,377
3.106% due 04/08/26 (Ê) 945 1,027
Citizens Financial Group, Inc.
Series BKNT
3.250% due 02/14/22 620 644
2.250% due 04/28/25 735 781
CNH Industrial Capital LLC
4.375% due 04/05/22 387 406
1.950% due 07/02/23 500 505
Coca-Cola Co. (The)
3.300% due 09/01/21 505 522
Colgate-Palmolive Co.
3.250% due 03/15/24 2,000 2,200
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 324 393
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Comcast Corp.
3.700% due 04/15/24 505 562
3.100% due 04/01/25 700 776
Costco Wholesale Corp.
2.300% due 05/18/22 375 389
Cox Communications, Inc.
3.250% due 12/15/22 (Þ) 340 360
CVS Health Corp.
3.700% due 03/09/23 550 592
2.625% due 08/15/24 600 645
4.100% due 03/25/25 400 455
Deere & Co.
2.750% due 04/15/25 1,210 1,326
Delta Air Lines Pass-Through Trust
Series 071A Class A
6.821% due 08/10/22 1,566 1,535
Series AA
3.204% due 04/25/24 985 988
Discover Bank
Series BKNT
4.682% due 08/09/28 (Ê) 572 594
Discover Financial Services
5.200% due 04/27/22 169 181
DuPont de Nemours, Inc.
2.169% due 05/01/23 795 811
Ecolab, Inc.
4.350% due 12/08/21 364 383
Edison International
4.950% due 04/15/25 371 413
EI du Pont de Nemours and Co.
1.700% due 07/15/25 480 502
Energy Transfer Operating, LP
5.875% due 01/15/24 359 396
Energy Transfer Operating Company
3.600% due 02/01/23 137 141
Enterprise Products Operating LLC
3.500% due 02/01/22 393 410
3.900% due 02/15/24 145 160
Equifax, Inc.
2.600% due 12/15/25 65 69
Series 5Y
3.950% due 06/15/23 435 471
Equitable Holdings, Inc.
Series WI
3.900% due 04/20/23 305 328
ERAC USA Finance LLC
2.600% due 12/01/21 (Þ) 415 422
Exelon Corp.
3.497% due 06/01/22 390 408
Exelon Generation Co. LLC
3.250% due 06/01/25 989 1,091
Expedia Group Inc.
Series 144a
6.250% due 05/01/25 (Þ) 509 556
Exxon Mobil Corp.
1.902% due 08/16/22 2,405 2,483
2.726% due 03/01/23 552 583
2.992% due 03/19/25 2,090 2,299
Fidelity & Guaranty Life Holdings, Inc.
5.500% due 05/01/25 (Þ) 509 559
Florida Power & Light Co.
2.850% due 04/01/25 300 330
Ford Motor Co.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 245
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
8.500% due 04/21/23 200 222
Ford Motor Credit Co. LLC
3.087% due 01/09/23 265 264
4.140% due 02/15/23 890 906
Series FXD
3.813% due 10/12/21 780 788
FS KKR Capital Corp.
4.750% due 05/15/22 383 386
General Dynamics Corp.
3.250% due 04/01/25 1,625 1,817
General Electric Co.
4.650% due 10/17/21 390 409
General Motors Co.
4.875% due 10/02/23 437 476
General Motors Financial Co., Inc.
4.200% due 11/06/21 1,180 1,221
3.450% due 04/10/22 410 421
3.550% due 07/08/22 675 701
GlaxoSmithKline Capital, Inc.
3.375% due 05/15/23 513 555
GLP Capital, L.P. / GLP Financing II,
Inc.
3.350% due 09/01/24 546 549
Goldman Sachs Group, Inc. (The)
5.750% due 01/24/22 370 398
3.625% due 01/22/23 465 499
3.200% due 02/23/23 665 707
3.500% due 04/01/25 1,200 1,329
Series DMTN
3.625% due 02/20/24 930 1,018
HCA, Inc.
4.750% due 05/01/23 538 589
Health Care Service Corp. A Mutual
Legal Reserve Co.
1.500% due 06/01/25 (Þ) 265 273
Hewlett Packard Enterprise Co.
4.650% due 10/01/24 595 669
Home Depot, Inc. (The)
2.625% due 06/01/22 395 412
Honeywell International, Inc.
2.300% due 08/15/24 1,600 1,715
Intel Corp.
3.400% due 03/25/25 1,290 1,450
International Business Machines Corp.
1.971% due 11/06/21 (Ê) 490 493
2.850% due 05/13/22 620 648
Jackson National Life Global Funding
3.300% due 02/01/22 (Þ) 795 825
3.050% due 04/29/26 (Þ) 650 709
John Deere Capital Corp.
3.125% due 09/10/21 620 640
2.700% due 01/06/23 1,430 1,511
Johnson & Johnson
2.250% due 03/03/22 1,100 1,135
JPMorgan Chase & Co.
3.207% due 04/01/23 (Ê) 1,235 1,290
Kinder Morgan Energy Partners, LP
3.950% due 09/01/22 450 476
Kraft Heinz Foods Co.
3.875% due 05/15/27 (Þ) 325 350
Land O' Lakes, Inc.
6.000% due 11/15/22 (Þ) 485 517
Las Vegas Sands Corp.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 06/25/25 573 565
Lehman Brothers Holdings Capital Trust
VII
5.857% due 11/29/49 (ƒ)(Ø)(Š) 270 —
Leidos , Inc.
2.950% due 05/15/23 (Þ) 480 504
Lockheed Martin Corp.
Series AL2
3.350% due 09/15/21 94 97
Lowe's Cos., Inc.
3.120% due 04/15/22 400 416
LYB International Finance III LLC
2.875% due 05/01/25 805 870
Main Street Capital Corp.
5.200% due 05/01/24 568 587
Marathon Petroleum Corp.
4.700% due 05/01/25 590 671
Marriott International, Inc.
Series WI
3.750% due 03/15/25 422 420
Marsh & McLennan Cos., Inc.
2.750% due 01/30/22 385 398
Merck & Co., Inc.
2.750% due 02/10/25 2,000 2,184
Metropolitan Life Global Funding I
3.375% due 01/11/22 (Þ) 1,030 1,075
Microsoft Corp.
1.550% due 08/08/21 800 810
2.650% due 11/03/22 1,052 1,105
2.000% due 08/08/23 556 583
MidAmerican Energy Co.
3.700% due 09/15/23 387 422
Midwest Connector Capital Co. LLC
3.625% due 04/01/22 (Þ) 568 569
Morgan Stanley
2.188% due 04/28/26 (Ê) 760 801
Series 1654
4.100% due 05/22/23 240 261
Series GMTN
0.800% due 01/20/23 (Ê) 615 616
3.125% due 01/23/23 745 792
3.750% due 02/25/23 145 157
MPLX, LP
Series WI
4.500% due 07/15/23 390 421
National Oilwell Varco, Inc.
2.600% due 12/01/22 174 178
NBC Universal Media LLC
2.875% due 01/15/23 384 410
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 2,308 2,511
New York Life Global Funding
1.700% due 09/14/21 (Þ) 1,540 1,564
Norfolk Southern Corp.
3.250% due 12/01/21 495 510
2.903% due 02/15/23 1,235 1,302
Novartis Capital Corp.
2.400% due 05/17/22 1,750 1,815
Occidental Petroleum Corp.
2.700% due 08/15/22 1,215 1,173
Omega Healthcare Investors, Inc.
4.375% due 08/01/23 404 433
Oracle Corp.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
246 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.500% due 04/01/25 2,700 2,918
Pacific Gas and Electric Co.
1.750% due 06/16/22 460 462
Pacific Life Global Funding II
1.200% due 06/24/25 (Þ) 500 510
PacifiCorp
3.600% due 04/01/24 375 410
PepsiCo, Inc.
2.750% due 03/01/23 194 206
0.750% due 05/01/23 205 208
Phillips 66
Series WI
4.300% due 04/01/22 385 408
Precision Castparts Corp.
3.250% due 06/15/25 501 561
Principal Life Global Funding II
1.250% due 06/23/25 (Þ) 280 286
Private Export Funding Corp.
1.750% due 11/15/24 1,600 1,689
Procter & Gamble Co. (The)
2.150% due 08/11/22 2,261 2,351
Protective Life Global Funding
3.104% due 04/15/24 (Þ) 1,010 1,093
Protective Life Global
Series REGS
1.170% due 07/15/25 930 938
Prudential Financial, Inc.
Series XW7
5.200% due 03/15/44 (Ê) 527 557
Qualcomm, Inc.
2.600% due 01/30/23 305 321
Raytheon Technologies Corp.
2.800% due 03/15/22 (Þ) 399 413
Regency Energy Partners, LP / Regency
Energy Finance Corp.
5.875% due 03/01/22 545 572
Reliance Holding USA, Inc.
5.400% due 02/14/22 (Þ) 380 402
Reliance Steel & Aluminum Co.
4.500% due 04/15/23 392 423
Roche Holdings, Inc.
3.250% due 09/17/23 (Þ) 374 408
Ryder System, Inc.
2.875% due 06/01/22 865 899
Sabine Pass Liquefaction LLC
Series WI
5.750% due 05/15/24 500 570
Santander Holdings USA, Inc.
4.450% due 12/03/21 490 511
3.450% due 06/02/25 160 171
Series WI
3.400% due 01/18/23 389 407
Service Properties Trust
7.500% due 09/15/25 275 292
Smithfield Foods, Inc.
2.650% due 10/03/21 (Þ) 265 264
Southern California Edison Co.
1.845% due 02/01/22 879 877
Southwest Airlines Co.
4.750% due 05/04/23 1,074 1,127
Spectra Energy Partners, LP
4.750% due 03/15/24 371 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 281 285
State Street Corp.
3.100% due 05/15/23 1,900 2,037
Sunoco Logistics Partners Operations,
LP
4.650% due 02/15/22 553 574
4.000% due 10/01/27 155 159
Synchrony Financial
2.850% due 07/25/22 115 118
4.250% due 08/15/24 412 438
Series BKNT
3.000% due 06/15/22 408 420
Sysco Corp.
3.550% due 03/15/25 538 589
5.650% due 04/01/25 420 498
Target Corp.
2.250% due 04/15/25 1,500 1,614
Time Warner Entertainment Co., LP
8.375% due 03/15/23 353 418
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 1,587 1,753
Total Capital International SA
2.875% due 02/17/22 1,731 1,797
Toyota Motor Credit Corp.
3.300% due 01/12/22 425 443
3.000% due 04/01/25 2,250 2,476
Series GMTN
2.700% due 01/11/23 970 1,021
Transocean Sentry, Ltd.
5.375% due 05/15/23 (Þ) 505 443
Truist Bank
Series BKNT
1.250% due 03/09/23 1,250 1,275
Truist Financial Corp.
Series GMTN
2.200% due 03/16/23 630 658
TWDC Enterprises 18 Corp.
2.350% due 12/01/22 562 587
Unilever Capital Corp.
3.000% due 03/07/22 405 423
United Airlines Pass-Through Trust
Series A
4.000% due 04/11/26 1,194 1,085
United Parcel Service, Inc.
2.350% due 05/16/22 400 414
Upjohn, Inc.
1.650% due 06/22/25 (Þ) 765 786
UPMC
Series D-1
3.600% due 04/03/25 1,130 1,237
US Airways Pass-Through Trust
Series 2012-1 Class A
5.900% due 10/01/24 361 336
US Bancorp
Series BKNT
2.850% due 01/23/23 1,400 1,483
Verizon Communications, Inc.
5.150% due 09/15/23 480 548
Series WI
4.016% due 12/03/29 603 737

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 247
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
ViacomCBS , Inc.
4.750% due 05/15/25 1,595 1,836
5.875% due 02/28/57 (Ê) 170 177
VMware, Inc.
4.500% due 05/15/25 860 974
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 384 400
2.900% due 05/13/22 (Þ) 179 186
2.700% due 09/26/22 (Þ) 135 140
Walgreens Boots Alliance, Inc.
3.800% due 11/18/24 115 128
Walmart, Inc.
3.400% due 06/26/23 2,541 2,758
Walt Disney Co. (The)
1.750% due 08/30/24 1,400 1,466
Series WI
3.000% due 09/15/22 551 578
4.000% due 10/01/23 690 759
Wells Fargo & Co.
3.500% due 03/08/22 605 633
3.000% due 02/19/25 300 326
2.188% due 04/30/26 (Ê) 855 892
Wells Fargo Bank NA
Series BKNT
3.550% due 08/14/23 1,465 1,592
Westinghouse Air Brake Technologies
Corp.
3.200% due 06/15/25 225 235
Xcel Energy, Inc.
Class A
2.600% due 03/15/22 300 309
Zions Bancorp NA
Series BKNT
3.350% due 03/04/22 870 897
181,881
International Debt - 13.8%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
Series WI
5.000% due 10/01/21 425 435
Alibaba Group Holding, Ltd.
Series WI
3.125% due 11/28/21 571 588
Alimentation Couche-Tard, Inc.
2.700% due 07/26/22 (Þ) 400 413
America Movil SAB de CV
3.125% due 07/16/22 340 355
Banco de Credito de Peru
2.700% due 01/11/25 (Þ) 546 559
Banco Inbursa SA Institucion de Banca
Multiple
4.125% due 06/06/24 (Þ) 537 555
Banco Santander Chile
2.700% due 01/10/25 (Þ) 530 550
Banco Santander Mexico SA
5.375% due 04/17/25 (Þ) 501 555
Bancolombia SA
3.000% due 01/29/25 559 556
Bank of Montreal
4.800% due 12/31/99 (Ê)(ƒ) 551 558
Bank of Nova Scotia (The)
2.700% due 03/07/22 950 986
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 11/15/22 568 588
1.950% due 02/01/23 625 647
4.900% due 12/31/99 (Ê)(ƒ) 215 221
Barclays Bank PLC
1.700% due 05/12/22 630 643
Barclays PLC
4.375% due 09/11/24 516 560
Barings BDC Static CLO, Ltd.
Series 2019-1A Class A1
2.239% due 04/15/27 (Ê)(Þ) 184 183
BAT Capital Corp.
3.215% due 09/06/26 260 283
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 383 419
Bayer US Finance LLC
3.000% due 10/08/21 (Þ) 402 413
BBVA Bancomer SA
6.750% due 09/30/22 (Þ) 542 585
Bharti Airtel International Netherlands
BV
Series 144a
5.125% due 03/11/23 (Þ) 552 584
BMW US Capital LLC
1.850% due 09/15/21 (Þ) 1,300 1,315
BNP Paribas SA
4.250% due 10/15/24 504 560
Series REGS
3.500% due 03/01/23 1,800 1,918
BP Capital Markets PLC
3.062% due 03/17/22 559 583
Brookfield Asset Management, Inc.
4.000% due 01/15/25 368 406
Brookfield Finance, Inc.
4.000% due 04/01/24 535 585
Canadian Imperial Bank of Commerce
2.606% due 07/22/23 (Ê) 561 583
Celulosa Arauco y Constitucion SA
Series WI
4.500% due 08/01/24 477 515
Cencosud SA
5.150% due 02/12/25 (Þ) 511 547
Chesapeake Funding II, LLC
Series 2017-4A Class A1
2.120% due 11/15/29 (Þ) 1,348 1,357
Series 2019-1A Class A1
2.940% due 04/15/31 (Þ) 659 673
Coca-Cola European Partners PLC
3.250% due 08/19/21 396 403
Credit Suisse Group AG
4.207% due 06/12/24 (Ê)(Þ) 515 559
Credit Suisse Group Funding (Guernsey),
Ltd.
Series WI
3.800% due 06/09/23 516 557
Daimler Finance NA LLC
3.400% due 02/22/22 (Þ) 1,008 1,044
Series REGS
3.400% due 02/22/22 1,600 1,657
Danske Bank A/S
5.000% due 01/12/22 (Þ) 547 576
Deutsche Bank AG
4.250% due 10/14/21 568 586
Enbridge, Inc.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
248 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.900% due 07/15/22 397 413
Enel Finance International NV
2.875% due 05/25/22 (Þ) 566 585
Equinor ASA
2.875% due 04/06/25 3,420 3,741
Gazprom PJSC Via Gaz Capital SA
6.510% due 03/07/22 (Þ) 537 576
GlaxoSmithKline Capital PLC
2.875% due 06/01/22 390 407
Heineken NV
3.400% due 04/01/22 (Þ) 394 412
Intesa Sanpaolo SpA
3.125% due 07/14/22 (Þ) 399 410
Lloyds Bank PLC
2.250% due 08/14/22 1,625 1,680
Lloyds Banking Group PLC
3.000% due 01/11/22 561 581
Lukoil International Finance BV
4.563% due 04/24/23 (Þ) 382 405
Mitsubishi UFJ Financial Group, Inc.
3.218% due 03/07/22 557 581
Mondelez International Holdings
Netherlands BV
2.000% due 10/28/21 (Þ) 409 416
Mylan NV
Series WI
3.950% due 06/15/26 265 303
National Bank of Canada
2.100% due 02/01/23 400 415
Nomura Holdings, Inc.
2.648% due 01/16/25 200 210
Nordea Bank AB
4.250% due 09/21/22 (Þ) 514 547
Panasonic Corp.
2.536% due 07/19/22 (Þ) 397 410
Petroleos Mexicanos
Series WI
5.375% due 03/13/22 420 423
Province of Ontario
2.200% due 10/03/22 2,500 2,599
PTT Global Chemical PCL
4.250% due 09/19/22 (Þ) 553 581
Reckitt Benckiser Treasury Services PLC
2.375% due 06/24/22 (Þ) 1,765 1,824
Royal Bank of Canada
Series GMTN
2.750% due 02/01/22 800 829
SABIC Capital II BV
4.000% due 10/10/23 (Þ) 377 406
Santander UK Group Holdings PLC
3.571% due 01/10/23 533 553
5.000% due 11/07/23 (Þ) 531 583
Santander UK PLC
2.100% due 01/13/23 895 927
Saudi Arabian Oil Co.
2.875% due 04/16/24 (Þ) 560 589
Scentre Group
3.625% due 01/28/26 (Þ) 160 171
Shell International Finance BV
3.400% due 08/12/23 1,910 2,073
Shinhan Bank Co., Ltd.
2.875% due 03/28/22 (Þ) 391 404
Societe Generale SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.625% due 01/22/25 (Þ) 265 275
4.250% due 04/14/25 (Þ) 395 426
Standard Chartered PLC
3.885% due 03/15/24 (Ê)(Þ) 392 414
State Bank of India
4.875% due 04/17/24 (Þ) 385 422
Sumitomo Mitsui Financial Group
2.784% due 07/12/22 534 557
Suncor Energy Ventures Corp.
4.500% due 04/01/22 (Þ) 500 508
Suncor Energy, Inc.
2.800% due 05/15/23 850 894
Syngenta Finance NV
3.125% due 03/28/22 418 426
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 440 492
Telefonica Emisiones SA
4.570% due 04/27/23 374 412
Total Capital Canada, Ltd.
2.750% due 07/15/23 545 583
Total Capital International SA
2.700% due 01/25/23 551 581
Trust F/1401
5.250% due 12/15/24 (Þ) 406 430
UBS Group
1.008% due 07/30/24 (Ê)(Þ) 930 934
UBS Group Funding Jersey, Ltd.
2.650% due 02/01/22 (Þ) 530 548
UniCredit SpA
6.572% due 01/14/22 (Þ) 371 394
Westpac Banking Corp.
2.000% due 01/13/23 395 410
58,420
Loan Agreements - 0.0%
Sungard AS New Holdings III LLC Term
Loan
3.153% due 02/03/22 (Ê)(
ƕ
) 74 66
Sungard Availability Services Capital,
Inc. Term Loan
5.000% due 11/03/22 (Ê) 238 94
160
Mortgage-Backed Securities - 10.7%
Avenue of Americas Mortgage Trust
Series 2015-1177 Class C
3.010% due 12/13/29 (~)(Ê)(Þ) 310 311
Banc of America Commercial Mortgage
Trust
Series 2016-UB10 Class A1
1.559% due 07/15/49 100 100
Bank Commercial Mortgage Pass-
Through Certificates
Series 2020-BN26 Class A1
1.388% due 03/15/63 143 143
Barclays Commercial Mortgage
Securities LLC
Series 2015-SRCH Class A1
3.312% due 08/10/35 (Þ) 110 116
Benchmark Mortgage Trust
Series 2020-B17 Class A1
1.282% due 03/15/53 181 181
BFLD Trust
Series 2019-DPLO Class A

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 249
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.275% due 10/15/34 (Ê)(Þ) 355 343
BX Commercial Mortgage Trust
Series 2019-XL Class A
1.105% due 10/15/36 (Ê)(Þ) 356 355
CAMB Commercial Mortgage Trust
Series 2019-LIFE Class A
1.255% due 12/15/37 (Ê)(Þ) 385 384
Series 2019-LIFE Class C
1.635% due 12/15/37 (Ê)(Þ) 110 108
CG-CCRE Commercial Mortgage Trust
Series 2014-FL2 Class A
3.104% due 11/15/31 (Ê)(Þ) 505 473
Citigroup Commercial Mortgage Trust
Series 2016-C1 Class A1
1.506% due 05/10/49 306 306
Series 2017-C4 Class A1
2.121% due 10/12/50 278 280
Series 2017-P8 Class A1
2.065% due 09/15/50 602 605
Series 2020-GC46 Class A1
1.846% due 02/15/53 159 161
Commercial Mortgage Trust
Series 2012-CR2 Class CPZ
4.992% due 08/15/45 (~)(Ê)(Þ) 210 200
Series 2012-CR3 Class ASB
2.372% due 10/15/45 86 87
Series 2013-LC6 Class A2
3.282% due 01/10/46 475 494
Series 2014-CR20 Class ASB
3.305% due 11/10/47 244 254
Series 2014-LC17 Class A2
3.164% due 10/10/47 4 4
Series 2015-CR22 Class ASB
3.144% due 03/10/48 206 215
Series 2015-LC23 Class ASB
3.598% due 10/10/48 50 53
Series 2020-CBM Class A2
2.896% due 02/10/37 (Þ) 310 309
CORE Mortgage Trust
Series 2019-CORE Class A
1.065% due 12/15/31 (Ê)(Þ) 775 767
Credit Suisse Commercial Mortgage
Trust
Series 2007-C2 Class B
5.808% due 01/15/49 (~)(Ê)(Þ) 750 733
CSAIL Commercial Mortgage Trust
Series 2015-C3 Class A2
3.033% due 08/15/48 636 635
Series 2015-C3 Class A3
3.447% due 08/15/48 110 119
Series 2020-C19 Class A1
1.296% due 03/15/53 269 269
DBCCRE Mortgage Trust
Series 2014-ARCP Class A
4.238% due 01/10/34 (Þ) 365 388
Deutsche Bank Commercial Mortgage
Trust
Series 2016-C1 Class A1
1.676% due 05/10/49 32 32
Fannie Mae
4.500% due 2021 2 2
2.570% due 2022 407 407
7.000% due 2022 — —
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.130% due 2025 332 344
4.500% due 2025 90 95
2.000% due 2028 1,810 1,892
4.790% due 2028 250 250
3.500% due 2030 591 625
5.000% due 2031 780 861
3.312% due 2033(Ê) 10 10
15 Year TBA(Ï)
2.000% 2,400 2,489
Fannie Mae Aces
Series 2013-M7 Class A2
2.280% due 12/27/22 1,225 1,266
Fannie Mae Grantor Trust
Series 2001-T4 Class A1
7.500% due 07/25/41 302 365
Fannie Mae REMICS
Series 2004-70 Class EB
5.000% due 10/25/24 17 18
Series 2007-73 Class A1
1.388% due 07/25/37 (Ê) 16 16
Series 2009-96 Class DB
4.000% due 11/25/29 57 61
Series 2012-20 Class BD
2.000% due 01/25/31 910 934
Series 2012-30 Class BA
2.000% due 06/25/41 544 560
Series 2012-111 Class UC
1.350% due 10/25/27 1,276 1,293
Series 2013-21 Class BA
1.000% due 03/25/23 366 366
Series 2013-36 Class AG
3.000% due 12/25/36 295 303
Series 2013-55 Class MA
3.000% due 12/25/32 542 575
Fannie Mae-Aces
Series 2019-M18 Class ASQ1
2.008% due 09/25/24 804 831
Freddie Mac
0.250% due 2022 (Ê) 1,400 1,400
5.500% due 2022 26 27
4.500% due 2026 517 550
5.500% due 2029 50 56
3.500% due 2030 618 655
Freddie Mac Multifamily Structured
Pass-Through Certificates
Series 2012-K023 Class X1
Interest Only STRIP
1.233% due 08/25/22 (~)(Ê) 2,890 59
Series 2013-K032 Class X1
Interest Only STRIP
0.094% due 05/25/23 (~)(Ê) 46,112 137
Series 2016-KF15 Class A
1.902% due 02/25/23 (Ê) 414 414
Series 2017-K725 Class XAM
Interest Only STRIP
0.576% due 02/25/24 (~)(Ê) 21,989 452
Freddie Mac Reference REMICS
Series 2006-R006 Class ZA
6.000% due 04/15/36 669 803
Freddie Mac REMICS
Series 2010-3704 Class DC
4.000% due 11/15/36 109 113
Series 2011-3803 Class PG

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
250 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.000% due 01/15/41 141 146
Series 2012-4002 Class MA
2.000% due 01/15/39 598 601
Series 2012-4013 Class AB
2.000% due 02/15/39 490 493
Series 2012-4083 Class DC
1.500% due 07/15/27 520 527
Series 2013-4182 Class UC
1.500% due 09/15/27 416 423
Series 2014-4315 Class CA
2.000% due 01/15/23 285 288
Series 2014-4323 Class WJ
2.500% due 04/15/28 491 503
Series 2014-4399 Class A
2.500% due 07/15/24 1 1
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2017-DNA1 Class M2
3.418% due 07/25/29 (Ê) 254 254
Freddie Mac Structured Pass-Through
Certificates
Series 2003-58 Class 2A
6.500% due 09/25/43 17 20
FRESB Multifamily Mortgage Pass-
Through Certificates
Series 2015-SB7 Class A5
2.370% due 09/25/35 (~)(Ê) 199 200
Galton Funding Mortgage Trust
Series 2018-1 Class A43
3.500% due 11/25/57 (~)(Ê)(Þ) 255 258
GE Commercial Mortgage Corp. Trust
Series 2007-C1 Class AM
5.606% due 12/10/49 (~)(Ê) 290 152
Ginnie Mae II
2.750% due 2040(Ê) 220 229
4.375% due 2040(Ê) 4 4
4.650% due 2060(~)(Ê) 4 4
4.700% due 2061(~)(Ê) 5 5
4.940% due 2061(~)(Ê) 2 2
4.622% due 2062(~)(Ê) 9 10
4.630% due 2062(~)(Ê) 5 5
4.732% due 2062(~)(Ê) 11 12
4.863% due 2064(~)(Ê) 8 8
5.113% due 2066(~)(Ê) 5 6
4.361% due 2067(~)(Ê) 64 67
4.432% due 2067(~)(Ê) 49 52
Ginnie Mae REMICS
Series 2009-88 Class QA
4.500% due 10/16/39 163 175
Series 2010-14 Class A
4.500% due 06/16/39 55 58
Series 2010-H22 Class JI
Interest Only STRIP
2.464% due 11/20/60 (~)(Ê) 21 1
Series 2010-H28 Class JA
3.750% due 12/20/60 2 2
Series 2012-H11 Class CI
Interest Only STRIP
2.626% due 04/20/62 (~)(Ê) 52 5
Series 2013-H03 Class HI
Interest Only STRIP
2.124% due 12/20/62 (~)(Ê) 781 33
Series 2014-21 Class DA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
2.000% due 04/16/26 694 711
Series 2014-137 Class JD
5.459% due 09/20/44 (~)(Ê) 519 608
Series 2017-H13 Class FJ
1.433% due 05/20/67 (Ê) 6 6
Series 2017-H16 Class PT
4.496% due 05/20/66 (~)(Ê) 83 86
GS Mortgage Securities Trust
Series 2010-C1 Class A2
4.592% due 08/10/43 (Þ) 327 326
Series 2011-GC5 Class A4
3.707% due 08/10/44 995 1,005
Series 2012-GC6 Class A3
3.482% due 01/10/45 244 250
JP Morgan Chase Commercial Mortage
Series 2017-JP5 Class ASB
3.549% due 03/15/50 150 164
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C24 Class A2
2.940% due 11/15/47 256 256
Series 2015-C32 Class A2
2.816% due 11/15/48 501 502
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2012-C6 Class A3
3.507% due 05/15/45 755 781
Series 2018-PHH Class A
1.095% due 06/15/35 (Ê)(Þ) 97 91
Series 2019-MFP Class A
1.145% due 07/15/36 (Ê)(Þ) 940 913
JPMorgan Mortgage Trust
Series 2004-A2 Class 1A1
3.567% due 05/25/34 (~)(Ê) 28 27
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2012-C5 Class A4
3.176% due 08/15/45 2,865 2,931
Series 2015-C22 Class ASB
3.040% due 04/15/48 458 476
Series 2017-C33 Class A1
2.031% due 05/15/50 187 188
Morgan Stanley Capital I Trust
Series 2011-C1 Class C
5.684% due 09/15/47 (~)(Ê)(Þ) 375 378
Morgan Stanley Capital I, Inc.
Series 2012-C4 Class A4
3.244% due 03/15/45 635 647
MortgageIT Trust
Series 2005-1 Class 1A1
0.808% due 02/25/35 (Ê) 192 190
Onslow Bay Financial LLC
Series 2020-EXP1 Class 2A1A
0.918% due 02/25/60 (Ê)(Þ) 320 323
Wells Fargo Commercial Mortgage
Series 2015-NXS2 Class ASB
3.461% due 07/15/58 230 241
Wells Fargo Commercial Mortgage Trust
Series 2010-C1 Class A2
4.393% due 11/15/43 (Þ) 110 111
Series 2012-LC5 Class B
4.142% due 10/15/45 260 270
Series 2015-NXS3 Class A2
2.848% due 09/15/57 175 175

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 251
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-C34 Class A1
1.423% due 06/15/49 102 102
Series 2017-C41 Class A1
2.279% due 11/15/50 924 934
Series 2018-C43 Class A1
2.890% due 03/15/51 296 299
WFRBS Commercial Mortgage Trust
Series 2013-UBS1 Class A2
2.927% due 03/15/46 12 12
Series 2014-C25 Class ASB
3.369% due 11/15/47 992 1,035
WinWater Mortgage Loan Trust
Series 2015-5 Class A5
3.500% due 08/20/45 (~)(Ê)(Þ) 184 185
45,421
Municipal Bonds - 0.4%
Mississippi Business Finance Corp.
Revenue Bonds
0.130% due 12/01/30 (~)(Ê) 1,400 1,400
Tennessee Valley Authority
0.750% due 05/15/25 370 375
1,775
United States Government Agencies - 0.4%
Freddie Mac
0.340% due 11/21/22 1,550 1,550
United States Government Treasuries - 6.7%
United States Treasury Notes
1.500% due 09/30/21 3,415 3,469
0.375% due 03/31/22 335 337
2.125% due 05/15/22 4,430 4,587
0.125% due 07/31/22 2,805 2,805
0.250% due 06/15/23 13,590 13,639
0.125% due 07/15/23 230 230
0.250% due 06/30/25 3,405 3,410
28,477
Total Long-Term Investments
(cost $347,760) 357,098
Common Stocks - 0.0%
Technology - 0.0%
Sungard Availability Services, LP(Æ)(Š) 3,285
—
Total Common Stocks
(cost $82) —
Short-Term Investments - 15.3%
Air Lease Corp.
Series 513
3.875% due 04/01/21 620 626
Altria Group, Inc.
4.750% due 05/05/21 266 275
American Express Co.
2.200% due 10/30/20 255 256
Series F
2.600% due 09/14/20 1,650 1,651
Apple, Inc.
2.250% due 02/23/21 1,000 1,008
BAT Capital Corp.
Series WI
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
1.014% due 08/14/20 (Ê) 520 520
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 165 169
BMW US Capital LLC
2.000% due 04/11/21 (Þ) 1,225 1,236
Cigna Corp.
Series WI
3.200% due 09/17/20 335 336
Cisco Systems, Inc.
2.200% due 02/28/21 2,598 2,618
Citigroup, Inc.
2.700% due 03/30/21 615 625
Fannie Mae
4.500% due 08/01/20 — —
4.500% due 10/01/20 — —
4.500% due 12/01/20 6 6
4.339% due 06/01/21 (~)(Ê) 405 411
Ford Motor Credit Co. LLC
1.114% due 04/05/21 (Ê) 255 249
GE Capital International Funding Co.
Unlimited Co.
Series WI
2.342% due 11/15/20 1,570 1,578
General Mills, Inc.
3.200% due 04/16/21 335 341
General Motors Financial Co., Inc.
3.200% due 07/06/21 1,535 1,560
Hewlett Packard Enterprise Co.
Series WI
3.600% due 10/15/20 440 441
IBM Credit LLC
1.800% due 01/20/21 1,450 1,459
ING Bank NV
Series REGS
2.750% due 03/22/21 883 897
Jackson National Life Global Funding
3.300% due 06/11/21 (Þ) 1,005 1,033
JPMorgan Chase & Co.
2.682% due 03/01/21 (Ê) 1,756 1,768
KfW
Series GMTN
2.750% due 10/01/20 1,150 1,155
L3Harris Technologies, Inc.
Series WI
4.950% due 02/15/21 770 779
Mylan NV
Series WI
3.150% due 06/15/21 525 536
NCUA Guaranteed Notes Trust
Series 2010-R3 Class 3A
2.400% due 12/08/20 11 11
PACCAR Financial Corp.
3.100% due 05/10/21 1,500 1,533
Pfizer, Inc.
1.950% due 06/03/21 1,800 1,827
Sanofi
4.000% due 03/29/21 1,024 1,049
Svenska Handelsbanken AB

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
252 Short Duration Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series BKNT
1.458% due 03/30/21 (Ê) 2,690 2,710
2.450% due 03/30/21 800 811
Sysco Corp.
2.600% due 10/01/20 570 571
Toyota Motor Credit Corp.
2.950% due 04/13/21 700 713
U.S. Cash Management Fund(@) 19,753,300(∞) 19,751
UBS AG
2.450% due 12/01/20 (Þ) 880 885
Unilever Capital Corp.
1.375% due 07/28/21 2,490 2,517
United States Cash Management Bill
Series WI
0.010% due 10/13/20(ž) 350 350
United States Treasury Bills
0.010% due 11/19/20 (ž) 2,480 2,479
Series WI
0.010% due 09/15/20 (ž) 3,625 3,624
United States Treasury Notes
2.125% due 05/31/21 3,090 3,141
Wells Fargo & Co.
2.550% due 12/07/20 1,250 1,260
Total Short-Term Investments
(cost $64,363) 64,765
Total Investments - 99.6%
(identified cost $412,205) 421,863
Other Assets and Liabilities,
Net - 0.4%
1,588
Net Assets - 100.0%
423,451

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 253
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
18.8%
AbbVie, Inc. 11/12/19 935,000 99.92 934
1,000
AIG Global Funding 09/29/16 490,000 99.95 490
499
AIG Global Funding 06/29/20 545,000 99.92 545
548
Alimentation Couche-Tard, Inc. 06/26/19 400,000 100.08 400
413
Apidos CLO XXI 05/24/19 300,000 100.02 300
298
Athene Global Funding 06/12/19 210,000 100.57 211
217
Avenue of Americas Mortgage Trust 09/28/18 310,000 0.97 302
311
Avis Budget Rental Car Funding LLC 02/04/19 1,680,000 99.99 1,680
1,688
Avis Budget Rental Car Funding LLC 06/28/19 550,000 100.22 551
551
Banco de Credito del Peru 07/01/20 546,000 101.10 552
559
Banco Inbursa SA Institucion de Banca Multiple 07/13/20 537,000 103.70 557
555
Banco Santander Chile 07/02/20 530,000 103.45 548
550
Banco Santander Mexico SA 07/02/20 501,000 109.37 548
555
Bank of the West Auto Trust 10/31/18 1,039,982 99.99 1,040
1,054
Bank of the West Auto Trust 06/17/19 717,429 99.99 717
722
Bank of the West Auto Trust 05/07/19 454,659 99.56 453
458
Barclays Commercial Mortgage Securities LLC 04/29/20 110,000 103.17 113
116
Barings BDC Static CLO, Ltd. 04/29/19 183,756 100.00 184
183
Bayer US Finance II LLC 07/24/18 165,000 100.09 165
169
Bayer US Finance II LLC 10/01/19 383,000 103.78 397
419
Bayer US Finance LLC 06/25/19 402,000 100.37 403
413
BBVA Bancomer SA 12/03/19 542,000 106.39 577
585
Berkshire Hathaway Energy Co. 03/20/20 540,000 99.88 539
620
BFLD Trust 10/02/19 355,000 99.73 354
343
Bharti Airtel International Netherlands BV 06/03/20 552,000 104.74 578
584
BMW US Capital LLC 03/14/19 1,225,000 99.39 1,218
1,236
BMW US Capital LLC 08/06/19 1,300,000 99.64 1,295
1,315
Broadcom, Inc. 05/05/20 915,000 99.87 914
987
Broadcom, Inc. 05/18/20 635,000 100.48 638
696
BX Commercial Mortgage Trust 10/09/19 355,987 100.00 356
355
CAMB Commercial Mortgage Trust 01/25/19 385,000 100.00 385
384
CAMB Commercial Mortgage Trust 03/17/20 110,000 92.27 101
108
Carrier Global Corp. 02/13/20 410,000 100.00 410
421
Cencosud SA 07/13/20 511,000 106.95 547
547
CG-CCRE Commercial Mortgage Trust 06/09/17 504,850 100.06 505
473
Chesapeake Funding II LLC 03/20/19 658,735 99.99 659
673
Chesapeake Funding II LLC 07/14/20 505,000 100.00 505
506
Chesapeake Funding II, LLC 06/10/19 1,347,968 99.62 1,343
1,357
Commercial Mortgage Trust 01/30/20 310,000 102.92 319
309
Commercial Mortgage Trust 03/10/20 210,000 103.09 216
200
CORE Mortgage Trust 03/01/19 775,000 98.09 760
767
Cox Communications, Inc. 09/10/18 340,000 98.48 335
360
Credit Suisse Group AG 07/01/20 515,000 107.98 556
559
Credit Suisse Commercial Mortgage Trust 03/27/19 750,000 100.72 755
733
Daimler Finance NA LLC 02/19/19 1,008,000 101.35 1,019
1,044
Danske Bank A/S 06/27/19 547,000 103.39 566
576
DBCCRE Mortgage Trust 03/07/19 365,000 103.29 377
388
DRB Prime Student Loan Trust 06/10/19 397,552 101.46 403
403
Earnest Student Loan Program LLC 02/22/17 381,800 101.41 387
382
Earnest Student Loan Program LLC 06/22/18 239,855 98.54 236
242
Enel Finance International NV 06/25/19 566,000 101.35 574
585
ERAC USA Finance LLC 05/31/17 415,000 100.07 415
422
Exeter Automobile Receivables Trust 10/08/19 49,256 100.00 49
49
Exeter Automobile Receivables Trust 06/02/20 718,340 99.99 718
720
Expedia Group Inc. 07/13/20 509,000 108.55 553
556
Fidelity & Guaranty Life Holdings, Inc. 07/13/20 509,000 108.96 555
559
Foursight Capital Automobile Receivables Trust 03/13/18 800,000 99.98 800
824
Galton Funding Mortgage Trust 01/25/18 255,239 100.87 257
258
Gazprom PJSC Via Gaz Capital SA 11/05/19 537,000 106.52 572
576
GS Mortgage Securities Trust 04/17/20 326,619 99.97 327
326
Health Care Service Corp. A Mutual Legal Reserve Co. 05/28/20 265,000 99.77 264
273
Heineken NV 06/04/20 394,000 103.82 409
412
Hertz Fleet Lease Funding, LP 04/18/17 1,965,000 99.98 1,965
1,937
Hertz Fleet Lease Funding, LP 03/16/18 770,870 99.52 767
771
Hertz Fleet Lease Funding, LP 04/25/18 485,000 99.98 485
465
Hertz Vehicle Financing II, LP 01/29/19 522,579 99.99 523
522
Hertz Vehicle Financing LLC 02/05/19 553,064 99.66 551
554

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
254 Short Duration Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Hertz Vehicle Financing LLC 04/17/20 170,680 95.55 163
171
Hilton Grand Vacations Trust 02/22/17 482,842 99.99 483
486
Hilton Grand Vacations Trust 05/29/19 85,118 99.16 84
85
Hilton Grand Vacations Trust 06/02/20 408,265 99.99 408
422
HPEFS Equipment Trust 06/23/20 655,000 99.99 655
656
Intesa Sanpaolo SpA 08/28/19 399,000 100.34 400
410
Jackson National Life Global Funding 06/06/18 1,005,000 99.95 1,005
1,033
Jackson National Life Global Funding 01/29/19 795,000 99.95 795
825
Jackson National Life Global Funding 06/23/20 650,000 107.66 700
709
JFIN CLO, Ltd. 06/04/19 69,124 100.04 69
69
JPMorgan Chase Commercial Mortgage Securities Trust 06/14/19 96,909 100.03 97
91
JPMorgan Chase Commercial Mortgage Securities Trust 06/27/19 940,000 100.00 940
913
Kraft Heinz Foods Co. 05/04/20 325,000 100.00 325
350
Land O' Lakes, Inc. 09/21/17 485,000 105.25 510
517
Leidos , Inc. 05/07/20 480,000 99.63 478
504
Lukoil International Finance BV 10/02/19 382,000 104.36 399
405
Metropolitan Life Global Funding I 01/08/19 1,030,000 99.99 1,030
1,075
Midwest Connector Capital Co. LLC 10/02/19 568,000 102.13 580
569
Mill City Mortgage Trust 03/21/19 365,239 99.60 364
369
Mondelez International Holdings Netherlands BV 07/29/19 409,000 99.47 407
416
Morgan Stanley Capital I Trust 09/11/19 375,000 103.47 388
378
MVW Owner Trust 07/13/20 250,000 99.99 250
250
MVW Owner Trust 10/01/19 91,382 99.99 91
93
Navient Private Education Refi Loan Trust 02/10/20 855,435 99.99 855
860
Navient Student Loan Trust 10/17/19 818,793 99.99 819
823
Nestle Holdings, Inc. 01/14/20 2,308,000 106.27 2,424
2,511
New York Life Global Funding 09/07/16 1,540,000 99.96 1,539
1,564
Nordea Bank AB 07/02/20 514,000 106.06 545
547
Ocean Trails CLO IV 06/04/19 53,359 100.05 53
53
Onslow Bay Financial LLC 02/14/20 320,255 100.00 320
323
Orange Lakes Timeshares Trust 05/21/19 743,034 100.46 746
758
Orange Lakes Timeshares Trust 06/04/20 48,161 99.59 48
49
Pacific Life Global Funding II 06/17/20 500,000 99.78 499
510
Panasonic Corp. 04/06/20 397,000 99.58 395
410
Prestige Auto Receivables Trust 09/12/19 460,956 100.54 463
463
Principal Life Global Funding II 06/16/20 280,000 99.92 280
286
Protective Life Global Funding 04/08/19 1,010,000 100.00 1,010
1,093
PTT Global Chemical PCL 01/03/20 553,000 103.93 575
581
Raytheon Technologies Corp. 06/08/20 399,000 102.90 411
413
Reckitt Benckiser Treasury Services PLC 06/22/17 1,765,000 99.96 1,764
1,824
Reliance Holding USA, Inc. 06/24/19 380,000 103.75 394
402
Roche Holdings, Inc. 05/07/20 374,000 107.37 402
408
SABIC Capital II BV 12/03/19 377,000 104.38 394
406
Santander UK Group Holdings PLC 07/30/20 531,000 110.47 587
583
Saudi Arabian Oil Co. 04/06/20 560,000 100.41 562
589
Scentre Group 05/19/20 160,000 99.41 159
171
Shinhan Bank Co., Ltd. 12/03/19 391,000 101.12 395
404
Sierra Timeshare Receivables Funding LLC 10/17/19 156,913 100.00 157
159
Smithfield Foods, Inc. 01/09/20 265,000 99.84 265
264
Societe Generale SA 01/16/20 265,000 99.82 265
275
Societe Generale SA 06/02/20 395,000 103.80 410
426
SoFi Consumer Loan Program LLC 06/21/18 63,592 99.37 63
64
SoFi Consumer Loan Program Trust 09/17/19 451,464 99.99 451
456
SoFi Consumer Loan Program Trust 01/28/20 515,890 100.47 518
520
SoFi Professional Loan Program 05/14/20 160,209 99.98 160
164
SoFi Professional Loan Program LLC 02/02/17 321,745 100.07 322
319
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 01/16/19 281,250 99.59 280
285
Standard Chartered PLC 06/02/20 392,000 104.27 409
414
State Bank of India 06/03/20 385,000 107.16 413
422
Suncor Energy Ventures Corp. 04/25/16 500,000 99.75 499
508
Tesla Auto Lease Trust 07/30/20 540,000 99.99 540
540
Tidewater Auto Recivables Trust 03/06/20 645,000 99.99 645
649
T-Mobile USA, Inc. 04/02/20 1,587,000 102.23 1,623
1,753
Towd Point Mortgage Trust 02/19/19 556,528 100.26 558
561
Towd Point Mortgage Trust 07/01/19 173,160 101.40 176
183
Towd Point Mortgage Trust 08/05/19 276,211 100.12 277
278
Towd Point Mortgage Trust 07/08/20 530,000 101.00 535
556

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 255
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Transocean Sentry, Ltd. 08/16/19 505,000 99.07 500
443
Trust F/1401 04/06/20 406,000 95.51 388
430
UBS AG 11/27/17 880,000 99.99 880
885
UBS Group 07/27/20 930,000 100.00 930
934
UBS Group Funding Jersey, Ltd. 07/14/20 530,000 103.06 546
548
UniCredit SpA 10/01/19 371,000 104.78 389
394
Upjohn, Inc. 06/17/20 765,000 101.21 779
786
Verizon Owner Trust 07/10/20 147,058 100.28 147
147
Volkswagen Group of America Finance LLC 07/02/20 179,000 103.33 185
186
Volkswagen Group of America Finance LLC 09/19/19 135,000 99.97 135
140
Volkswagen Group of America Finance LLC 01/02/20 384,000 102.32 393
400
Wells Fargo Commercial Mortgage Trust 03/04/20 110,381 100.47 111
111
WinWater Mortgage Loan Trust 01/24/20 184,244 100.85 186
185
79,452
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
256 Short Duration Bond Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Apidos CLO XXI USD 3 Month LIBOR 0.930
Bank of America Corp. USD 3 Month LIBOR 0.930
Bank of America Corp. USD 3 Month LIBOR 0.970
Bank of America Corp. USD 3 Month LIBOR 0.630
Bank of Montreal
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.979
Bank of Nova Scotia (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.551
Barings BDC Static CLO, Ltd. USD 3 Month LIBOR 1.020
BAT Capital Corp. USD 3 Month LIBOR 0.590
BFLD Trust USD 1 Month LIBOR 1.090
BX Commercial Mortgage Trust USD 1 Month LIBOR 0.920
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 1.070
CAMB Commercial Mortgage Trust USD 1 Month LIBOR 1.450
Canadian Imperial Bank of Commerce USD 3 Month LIBOR 0.785
CG-CCRE Commercial Mortgage Trust USD 1 Month LIBOR 1.854
Citibank NA USD 3 Month LIBOR 0.596
Citigroup, Inc. USD 3 Month LIBOR 1.070
Citigroup, Inc. Secured Overnight Financing Rate 2.750
CORE Mortgage Trust USD 1 Month LIBOR 0.880
Credit Suisse Group AG USD 3 Month LIBOR 1.240
Discover Bank
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 1.730
Earnest Student Loan Program LLC USD 1 Month LIBOR 1.400
Fannie Mae USD 12 Month LIBOR 1.605
Fannie Mae REMICS USD 1 Month LIBOR 0.060
Ford Motor Credit Co. LLC USD 3 Month LIBOR 0.810
Freddie Mac Secured Overnight Financing Rate 0.150
Freddie Mac Multifamily Structured Pass-Through Certificates USD 1 Month LIBOR 0.670
Freddie Mac Structured Agency Credit Risk Debt Notes USD 1 Month LIBOR 3.250
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 2.000
Ginnie Mae II
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 1.500
Ginnie Mae REMICS USD 1 Month LIBOR 0.200
International Business Machines Corp. USD 3 Month LIBOR 0.580
JFIN CLO, Ltd. USD 3 Month LIBOR 1.170
JPMorgan Chase & Co. USD 3 Month LIBOR 1.480
JPMorgan Chase & Co. USD 3 Month LIBOR 0.695
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.960
JPMorgan Chase Commercial Mortgage Securities Trust USD 1 Month LIBOR 0.910
Morgan Stanley Secured Overnight Financing Rate 0.700
Morgan Stanley Secured Overnight Financing Rate 1.990
MortgageIT Trust USD 1 Month LIBOR 0.640
Ocean Trails CLO IV USD 3 Month LIBOR 0.900
Onslow Bay Financial LLC USD 1 Month LIBOR 0.750
Prudential Financial, Inc. USD 3 Month LIBOR 3.040
SoFi Professional Loan Program LLC USD 1 Month LIBOR 0.700
South Carolina Student Loan Corp. USD 1 Month LIBOR 1.500
Standard Chartered PLC USD 3 Month LIBOR 1.080
Sungard AS New Holdings III LLC Term Loan USD 3 Month LIBOR 2.500
Sungard Availability Services Capital, Inc. Term Loan USD 3 Month LIBOR 4.000
Svenska Handelsbanken AB USD 3 Month LIBOR 1.150

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 257
Variable Rate Securities
Securities Referenced Rate Spread %
UBS Group
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 1 Year 0.830
ViacomCBS , Inc. USD 3 Month LIBOR 3.895
Wells Fargo & Co. Secured Overnight Financing Rate 2.000
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Australia 10 Year Government Bond Futures 87 AUD 13,002 09/20
86
Japanese 10 Year Government Bond Futures 11 JPY 1,676,071 09/20
41
Long Gilt Futures 24 GBP 3,325 09/20
42
United States 2 Year Treasury Note Futures 261 USD 57,677 09/20
51
United States 5 Year Treasury Note Futures 65 USD 8,198 09/20
38
Short Positions
Canadian 10 Year Government Bond Futures 116 CAD 17,945 09/20
(130)
Euro-Bund Futures 62 EUR 11,006 09/20
(186)
United States 2 Year Treasury Note Futures 30 USD 6,630 09/20
(7)
United States 5 Year Treasury Note Futures 119 USD 15,009 09/20
(78)
United States 10 Year Treasury Note Futures 7 USD 981 09/20
(9)
United States 10 Year Ultra Treasury Note Futures 5 USD 796 09/20
(12)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(164)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,781 AUD 2,598 08/24/20 75
Bank of America USD 311 NOK 2,847 08/24/20 2
Bank of America AUD 7,998 USD 5,703 08/24/20 (12)
Bank of America NOK 38,054 USD 3,925 08/24/20 (256)
Bank of New York USD 522 JPY 54,862 08/24/20 (4)
Bank of New York USD 5,720 JPY 615,706 08/24/20 98
Bank of New York JPY 781,261 USD 7,272 08/24/20 (110)
Citigroup USD 934 AUD 1,333 09/16/20 18
Citigroup USD 4,118 GBP 3,271 08/24/20 164
Citigroup USD 1,463 JPY 156,667 09/16/20 17
Citigroup USD 26 NZD 40 08/24/20 1
Citigroup USD 1,762 NZD 2,737 08/24/20 54
Citigroup GBP 493 USD 606 08/24/20 (40)
Citigroup GBP 1,058 USD 1,380 08/24/20 (5)
Citigroup GBP 667 USD 851 09/16/20 (22)
Citigroup NZD 139 USD 92 08/24/20 —
Citigroup NZD 2,333 USD 1,524 09/16/20 (24)
JPMorgan Chase USD 934 AUD 1,333 09/16/20 19
JPMorgan Chase USD 1,463 JPY 156,667 09/16/20 18
JPMorgan Chase GBP 667 USD 851 09/16/20 (22)
JPMorgan Chase NZD 2,333 USD 1,524 09/16/20 (24)
Royal Bank of Canada USD 935 AUD 1,333 09/16/20 17
Royal Bank of Canada USD 1,623 CAD 2,181 08/24/20 6
Royal Bank of Canada USD 5,651 CAD 7,684 08/24/20 87
Royal Bank of Canada USD 1,463 JPY 156,667 09/16/20 18
Royal Bank of Canada CAD 2,331 USD 1,701 08/24/20 (39)
Royal Bank of Canada GBP 667 USD 853 09/16/20 (20)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
258 Short Duration Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada NZD 2,333 USD 1,528 09/16/20 (20)
State Street USD 950 EUR 805 08/24/20 (1)
State Street USD 4,210 EUR 3,738 08/24/20 194
State Street EUR 347 USD 391 08/24/20 (18)
UBS USD 277 CHF 253 08/24/20 (1)
UBS CHF 85 USD 90 08/24/20 (3)
UBS CHF 5,326 USD 5,611 08/24/20 (217)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(50)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Goldman Sachs
Sell
USD 4,785 5.000%
(2)
06/20/25
(244) 368 124
CDX NA High Yield Index Goldman Sachs
Sell
USD 8,000 3.000%
(2)
06/20/25
(140) 258 118
Total Open Credit Indices Contracts (å) (384) 626 242
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 39,414 $ —
$ —
$ 39,414
Corporate Bonds and Notes — 181,881 —
—
181,881
International Debt — 58,420 —
—
58,420
Loan Agreements — 160 —
—
160
Mortgage-Backed Securities — 45,421 —
—
45,421
Municipal Bonds — 1,775 —
—
1,775
United States Government Agencies — 1,550 —
—
1,550
United States Government Treasuries — 28,477 —
—
28,477
Common Stocks — — —
—
—
Short-Term Investments — 45,014 —
19,751
64,765
Total Investments — 402,112 — 19,751 421,863
Other Financial Instruments
Assets
Futures Contracts 258 — — — 258
Foreign Currency Exchange Contracts — 788 — — 788
Credit Default Swap Contracts — 242 — — 242
Liabilities
Futures Contracts (422) — — — (422)

Russell Investment Company
Short Duration Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Short Duration Bond Fund 259
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Foreign Currency Exchange Contracts — (838) — — (838)
Total Other Financial Instruments
*
$ (164) $ 192 $ — $ — $ 28
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
581
Canada ....................................................................................
13,258
Cayman Islands .......................................................................
689
Chile .......................................................................................
1,612
China ......................................................................................
588
Colombia .................................................................................
556
Denmark .................................................................................
576
France .....................................................................................
4,809
Germany .................................................................................
7,994
Guernsey .................................................................................
557
India .......................................................................................
422
Ireland ....................................................................................
2,013
Italy ........................................................................................
804
Japan ......................................................................................
2,250
Jersey ......................................................................................
548
Mexico ....................................................................................
2,903
Netherlands ............................................................................
6,507
Norway ....................................................................................
3,741
Peru ........................................................................................
559
Russia .....................................................................................
576
Saudi Arabia ...........................................................................
589
South Korea ............................................................................
404
Spain .......................................................................................
412
Sweden ....................................................................................
4,068
Switzerland .............................................................................
1,493
Thailand ..................................................................................
581
United Kingdom ......................................................................
10,846
United States ...........................................................................
351,927
Total Investments .................................................................... 421,863

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
260 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 90.1%
Alabama - 1.1%
Alabama Industrial Development Authority Revenue Bonds(~)(Ê)
500 6.450 12/01/23 500
County of Jefferson Alabama Sewer Revenue Bonds(µ)
225 6.750 10/01/23 221
County of Jefferson Alabama Sewer Revenue Bonds
500 6.000 10/01/42 576
County of Jefferson Alabama Sewer Revenue Bonds
1,220 7.000 10/01/51 1,442
County of Jefferson Alabama Sewer Revenue Bonds
3,095 6.500 10/01/53 3,609
Homewood Alabama Educational Building Authority Revenue Bonds
2,500 4.000 12/01/38 2,768
Hoover Industrial Development Board Revenue Bonds
875 5.750 10/01/49 763
Houston County Health Care Authority Revenue Bonds
500 5.000 10/01/30 586
Montgomery Educational Building Authority Revenue Bonds
820 5.000 10/01/36 875
Tuscaloosa County Industrial Development Authority Revenue Bonds(Þ)
1,000 4.500 05/01/32 1,097
12,437
Alaska - 0.5%
Alaska Industrial Development & Export Authority Revenue Bonds
2,000 4.000 10/01/49 2,226
City of Valdez Revenue Bonds(~)(Ê)
500 0.150 05/01/31 500
Northern Tobacco Securitization Corp. Revenue Bonds
2,940 5.000 06/01/46 2,940
Northern Tobacco Securitization Corp. Revenue Bonds
600 8.642 06/01/46 80
5,746
Arizona - 1.1%
Arizona Health Facilities Authority Revenue Bonds(~)(Ê)
4,470 1.770 01/01/37 4,193
Arizona Industrial Development Authority Revenue Bonds(Þ)
1,500 6.000 07/01/37 1,635
Arizona Industrial Development Authority Revenue Bonds
200 5.000 05/01/43 205
Arizona Industrial Development Authority Revenue Bonds
35 4.000 07/01/47 38
Arizona Industrial Development Authority Revenue Bonds
280 5.000 05/01/48 287
Arizona Industrial Development Authority Revenue Bonds
100 4.000 11/01/49 107
Arizona Industrial Development Authority Revenue Bonds
100 5.000 05/01/51 102
Arizona Industrial Development Authority Senior Living Revenue Bonds
110 5.000 01/01/43 100
Arizona Industrial Development Authority Senior Living Revenue Bonds
250 4.500 01/01/49 209
Arizona Industrial Development Authority Senior Living Revenue Bonds
225 5.000 01/01/49 192
Arizona Industrial Development Authority Senior Living Revenue Bonds
125 5.000 01/01/54 111
Arizona Industrial Development Authority Senior Living Revenue Bonds
50 5.125 01/01/54 43
Estrella Mountain Ranch Community Facilities District Special Assessment
25 3.500 07/01/29 25
Estrella Mountain Ranch Community Facilities District Special Assessment
25 4.100 07/01/34 24
Estrella Mountain Ranch Community Facilities District Special Assessment
105 4.750 07/01/43 101
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds(Þ)
800 5.000 07/01/35 870
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds
1,000 5.000 07/01/44 1,069
Industrial Development Authority of the County of Pima (The) Revenue Bonds
250 4.500 06/01/30 262
Industrial Development Authority of the County of Pima (The) Revenue Bonds
800 5.125 12/01/40 805
La Paz County Industrial Development Authority Revenue Bonds(Þ)
250 6.000 08/01/28 237
La Paz County Industrial Development Authority Revenue Bonds(Þ)
1,000 6.250 08/01/40 913
Maricopa County Industrial Development Authority Revenue Bonds(Þ)
50 5.000 07/01/50 52
Maricopa County Industrial Development Authority Revenue Bonds(Þ)
50 5.000 07/01/54 52
Pima County Industrial Development Authority Revenue Bonds(Þ)
25 5.500 05/01/40 26
Pima County Industrial Development Authority Revenue Bonds(Þ)
50 5.750 05/01/50 52
Tempe Industrial Development Authority Revenue Bonds
80 5.000 12/01/50 78
Tempe Industrial Development Authority Revenue Bonds
100 5.000 12/01/54 97
11,885
Arkansas - 0.3%
Arkansas Development Finance Authority Revenue Bonds
2,000 4.000 02/01/42 2,212
Arkansas River Power Authority Revenue Bonds
1,680 5.000 10/01/33 1,898
4,110
California - 10.8%
Alhambra Unified School District General Obligation Unlimited(µ)
1,150 4.220 08/01/37 793
California Community Housing Agency Revenue Bonds(Þ)
2,000 5.000 02/01/50 2,244
California Community Housing Agency Revenue Bonds(Þ)
1,000 5.000 08/01/50 1,132
California County Tobacco Securitization Agency Revenue Bonds
470 5.250 06/01/45 470
California County Tobacco Securitization Agency Revenue Bonds
4,500 7.296 06/01/55 469

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 261
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/42 1,191
California Municipal Finance Authority Revenue Bonds
1,530 4.000 07/15/29 1,535
California Municipal Finance Authority Revenue Bonds
340 5.000 10/01/33 404
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/35 265
California Municipal Finance Authority Revenue Bonds(Þ)
1,500 5.000 11/01/36 1,580
California Municipal Finance Authority Revenue Bonds
400 5.000 12/31/37 472
California Municipal Finance Authority Revenue Bonds
1,130 5.000 10/01/39 1,251
California Municipal Finance Authority Revenue Bonds
1,000 4.250 02/01/40 1,073
California Municipal Finance Authority Revenue Bonds(Þ)
1,000 5.375 11/01/40 1,059
California Municipal Finance Authority Revenue Bonds
4,900 5.000 12/31/43 5,695
California Municipal Finance Authority Revenue Bonds
125 5.000 02/01/47 144
California Municipal Finance Authority Revenue Bonds
3,000 5.000 11/01/47 3,293
California Municipal Finance Authority Revenue Bonds
100 5.000 05/15/49 115
California Municipal Finance Authority Revenue Bonds(Þ)
1,815 5.000 07/01/49 1,908
California Municipal Finance Authority Revenue Bonds
60 5.000 10/01/49 65
California Municipal Finance Authority Revenue Bonds
3,700 5.000 06/01/50 3,898
California Municipal Finance Authority Revenue Bonds
50 5.000 05/15/52 57
California Municipal Finance Authority Revenue Bonds(Þ)
65 5.000 07/01/52 68
California Municipal Finance Authority Revenue Bonds
95 5.000 10/01/54 103
California Pollution Control Financing Authority Revenue Bonds
1,000 3.375 07/01/25 1,109
California Pollution Control Financing Authority Revenue Bonds(Þ)
450 6.750 12/01/28 437
California Pollution Control Financing Authority Revenue Bonds(Þ)
550 5.000 07/01/39 646
California Pollution Control Financing Authority Revenue Bonds(Þ)
250 8.000 07/01/39 134
California Pollution Control Financing Authority Revenue Bonds(Þ)
2,520 7.500 12/01/40 2,444
California Pollution Control Financing Authority Revenue Bonds(Þ)
2,670 5.000 11/21/45 2,897
California School Finance Authority Revenue Bonds(Þ)
1,000 5.000 07/01/37 1,129
California School Finance Authority Revenue Bonds(Þ)
500 5.000 08/01/45 550
California Statewide Communities Development Authority Revenue Bonds(~)(Ê)
1,000 0.090 05/15/24 1,000
California Statewide Communities Development Authority Revenue Bonds
460 5.000 05/15/32 493
California Statewide Communities Development Authority Revenue Bonds(Þ)
200 5.000 11/01/32 215
California Statewide Communities Development Authority Revenue Bonds
675 5.000 08/01/37 823
California Statewide Communities Development Authority Revenue Bonds(Þ)
200 5.250 07/01/39 205
California Statewide Communities Development Authority Revenue Bonds
125 5.000 09/02/39 147
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/42 167
California Statewide Communities Development Authority Revenue Bonds
1,000 5.000 10/01/43 1,041
California Statewide Communities Development Authority Revenue Bonds
50 4.000 09/02/44 53
California Statewide Communities Development Authority Revenue Bonds
120 5.000 09/02/44 138
California Statewide Communities Development Authority Revenue Bonds(Þ)
500 5.750 01/15/45 509
California Statewide Communities Development Authority Revenue Bonds
3,210 7.459 06/01/46 447
California Statewide Communities Development Authority Revenue Bonds(Þ)
2,600 5.000 12/01/46 2,845
California Statewide Communities Development Authority Revenue Bonds
2,225 5.000 04/01/47 2,525
California Statewide Communities Development Authority Revenue Bonds
150 5.000 05/15/47 166
California Statewide Communities Development Authority Revenue Bonds
80 5.000 09/02/48 93
California Statewide Communities Development Authority Revenue Bonds(Þ)
250 5.250 07/01/49 252
California Statewide Communities Development Authority Revenue Bonds
135 5.000 09/02/49 154
California Statewide Communities Development Authority Revenue Bonds
125 5.000 05/15/50 138
California Statewide Communities Development Authority Revenue Bonds(Þ)
100 5.000 06/01/51 101
California Statewide Communities Development Authority Revenue Bonds
695 5.500 12/01/54 751
California Statewide Communities Development Authority Revenue Bonds
20,000 8.602 06/01/55 1,417
California Statewide Communities Development Authority Revenue Bonds(Þ)
2,500 5.250 12/01/56 2,717
California Statewide Communities Development Authority Revenue Bonds(Þ)
1,000 5.500 12/01/58 1,112
California Statewide Communities Development Authority Special Assessment
45 4.000 09/02/50 46
California Statewide Communities Development Authority Special Assessment
55 5.000 09/02/50 62
City of Atwater Wastewater Revenue Bonds(µ)
240 5.000 05/01/43 290
City of Irvine Special Tax(µ)
100 5.000 09/01/51 118
City of Long Beach Marina System Revenue Bonds
225 5.000 05/15/40 241
City of Long Beach Marina System Revenue Bonds
1,185 5.000 05/15/45 1,262

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
262 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Oakland General Obligation Unlimited
250 3.000 01/15/50 269
City of Ontario California Community Facilities District No. 43 Special Tax
50 4.000 09/01/50 55
City of Oroville Revenue Bonds
100 5.250 04/01/34 110
City of Oroville Revenue Bonds
185 5.250 04/01/39 202
City of Oroville Revenue Bonds
885 5.250 04/01/49 951
City of Oroville Revenue Bonds
810 5.250 04/01/54 862
City of Roseville California Special Tax
25 4.000 09/01/45 27
City of Roseville California Special Tax
35 4.000 09/01/50 37
City of Roseville Special Tax
100 5.000 09/01/33 118
Coachella Valley Unified School District General Obligation Unlimited(µ)
2,500 16.733 08/01/43 1,416
County of El Dorado Special Tax
75 5.000 09/01/44 85
County of El Dorado Special Tax
80 5.000 09/01/49 90
County of San Diego Special Tax
40 3.000 09/01/50 39
County of San Diego Special Tax
100 4.000 09/01/50 108
Dublin Community Facilities District Improvement Area No. 1 Special Tax
100 5.000 09/01/37 116
Dublin Community Facilities District Improvement Area No. 1 Special Tax
340 5.000 09/01/47 388
Fairfield Community Facilities District Special Tax(Þ)
150 5.000 09/01/50 166
Fremont Community Facilities District No. 1 Special Tax
1,255 5.000 09/01/26 1,478
Golden State Tobacco Securitization Corp. Revenue Bonds
1,780 3.500 06/01/36 1,805
Golden State Tobacco Securitization Corp. Revenue Bonds
3,000 5.300 06/01/37 3,100
Golden State Tobacco Securitization Corp. Revenue Bonds
5,110 5.000 06/01/47 5,223
Golden State Tobacco Securitization Corp. Revenue Bonds
270 5.250 06/01/47 277
Golden State Tobacco Securitization Corp. Revenue Bonds
200 8.205 06/01/47 42
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 10.494 06/01/47 2,042
Inland Empire Tobacco Securitization Authority Revenue Bonds
115 3.678 06/01/38 121
Irvine Unified School District Special Tax Bonds
70 5.000 09/01/47 82
Irvine Unified School District Special Tax Bonds
75 5.000 03/01/57 87
Jurupa Public Financing Authority Special Tax
1,000 5.000 09/01/43 1,156
M-S-R Energy Authority Revenue Bonds
2,650 6.500 11/01/39 4,309
Natomas Unified School District General Obligation Unlimited(µ)
425 4.000 08/01/42 483
Northern California Gas Authority No. 1 Revenue Bonds(~)(Ê)
1,510 1.680 07/01/27 1,483
Orange County Community Facilities District Special Tax
100 5.000 08/15/47 116
Oxnard School District General Obligation Unlimited(~)(µ)(Ê)
465 4.000 08/01/21 522
Palomar Health Revenue Bonds(µ)
2,165 5.000 11/01/47 2,521
Regents of the University of California Medical Center Pooled Revenue Bonds(~)
(Ê)
6,300 0.090 05/15/45 6,300
River Islands Public Financing Authority Special Tax
150 5.375 09/01/31 163
River Islands Public Financing Authority Special Tax
100 5.250 09/01/34 108
River Islands Public Financing Authority Special Tax
940 5.500 09/01/45 1,005
Riverside County Public Financing Authority Tax Allocation(µ)
150 4.000 10/01/40 169
Riverside County Redevelopment Successor Agency Tax Allocation(µ)
300 4.000 10/01/39 340
Riverside County Redevelopment Successor Agency Tax Allocation(µ)
125 4.000 10/01/40 141
Riverside Unified School District Special Tax
20 4.000 09/01/45 22
Riverside Unified School District Special Tax
45 4.000 09/01/50 49
Sacramento Airport System Revenue Bonds
520 5.000 07/01/39 630
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(~)(µ)
(Ê)
1,765 0.765 12/01/35 1,536
San Diego Unified School District General Obligation Unlimited
1,500 4.000 07/01/42 1,611
San Francisco City & County Redevelopment Agency Tax Allocation
1,190 5.000 08/01/35 1,435
San Francisco City and County Airports Commission International Airport
Revenue Bonds
1,045 5.000 05/01/44 1,281
San Francisco City and County Airports Commission International Airport
Revenue Bonds
2,750 5.000 05/01/48 3,288
San Francisco City and County Airports Commission International Airport
Revenue Bonds
1,750 5.000 05/01/49 2,132
San Jacinto Community Facilities District Special Tax
280 5.000 09/01/33 324
San Jacinto Community Facilities District Special Tax
335 5.000 09/01/34 386
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
1,000 5.000 01/15/29 1,150

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
380 5.250 01/15/49 421
San Joaquin Hills Transportation Corridor Agency Revenue Bonds
2,875 5.000 01/15/50 3,180
Silicon Valley Tobacco Securitization Authority Revenue Bonds
7,000 8.018 06/01/56 759
State of California General Obligation Unlimited
2,000 5.000 08/01/46 2,417
State of California General Obligation Unlimited
230 4.000 04/01/49 274
State of California General Obligation Unlimited
270 5.000 04/01/49 348
The California County Tobacco Securitization Agency Revenue Bonds
50 4.000 06/01/49 56
The California County Tobacco Securitization Agency Revenue Bonds
35 5.000 06/01/49 41
The California County Tobacco Securitization Agency Revenue Bonds
680 Zero coupon 06/01/55 119
Tobacco Securitization Authority of Northern California Revenue Bonds
2,300 5.500 06/01/45 2,300
Tobacco Settlement Financing Corp. Revenue Bonds
460 5.000 06/01/48 550
Tobacco Settlement Financing Corp. Revenue Bonds
515 5.678 06/01/54 87
Transbay Joint Powers Authority Tax Allocation
55 5.000 10/01/45 69
Transbay Joint Powers Authority Tax Allocation
110 2.400 10/01/49 112
Transbay Joint Powers Authority Tax Allocation
60 5.000 10/01/49 75
William S Hart Union High School District Special Tax
75 5.000 09/01/47 83
121,005
Colorado - 3.9%
Belleview Station Metropolitan District No. 2 General Obligation Limited
500 4.500 12/01/29 507
Bent Grass MDD Co. General Obligation Limited(Þ)
500 5.250 12/01/49 509
BNC Metropolitan District No. 1 General Obligation Limited
1,090 7.375 12/15/47 1,109
Brighton Crossing Metropolitan District No. 4 General Obligation Limited
1,220 5.000 12/01/47 1,246
Canyons Metropolitan District No. 5 General Obligation Limited
500 6.125 12/01/47 521
City and County of Denver Special Facilities Airport Revenue Bonds
785 5.000 10/01/32 793
Clear Creek Station Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/47 508
Colorado Health Facilities Authority Revenue Bonds(ae)
190 5.000 06/01/27 247
Colorado Health Facilities Authority Revenue Bonds
5,160 5.000 08/01/44 6,283
Colorado Health Facilities Authority Revenue Bonds
885 4.000 08/01/49 983
Colorado Health Facilities Authority Revenue Bonds
150 4.000 09/01/50 166
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/47 38
Colorado High Performance Transportation Enterprise Revenue Bonds
35 5.000 12/31/51 38
Colorado High Performance Transportation Enterprise Revenue Bonds
75 5.000 12/31/56 81
Colorado Springs Urban Renewal Authority Tax Allocation
500 5.750 12/01/47 509
Constitution Heights Metropolitan District General Obligation Limited
1,765 5.000 12/01/49 1,822
Copperleaf Metropolitan District No. 3 General Obligation Limited
500 5.125 12/01/47 508
Cornerstar Metropolitan District General Obligation Ltd.
500 5.250 12/01/47 507
Creekside Village Metropolitan District General Obligation Limited
500 5.000 12/01/49 503
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ)
230 5.500 12/01/39 233
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ)
600 5.750 12/01/49 608
Creekwalk Marketplace Business Improvement District Revenue Bonds(Þ)
130 8.000 12/15/49 131
Denver Health & Hospital Authority Certificates of Participation
25 5.000 12/01/32 30
Denver Health & Hospital Authority Certificates of Participation
175 4.000 12/01/38 189
Denver Health & Hospital Authority Certificates of Participation
110 5.000 12/01/48 126
Denver Health & Hospital Authority Revenue Bonds(Þ)
100 5.000 12/01/26 119
Denver Health & Hospital Authority Revenue Bonds(Þ)
220 5.000 12/01/27 265
Denver Health & Hospital Authority Revenue Bonds(Þ)
230 5.000 12/01/28 277
Denver Health & Hospital Authority Revenue Bonds(Þ)
300 5.000 12/01/34 349
Denver Health & Hospital Authority Revenue Bonds(Þ)
200 4.000 12/01/35 217
Denver Health & Hospital Authority Revenue Bonds(Þ)
200 4.000 12/01/36 216
Denver Health & Hospital Authority Revenue Bonds
65 4.000 12/01/38 71
Denver Health & Hospital Authority Revenue Bonds
100 4.000 12/01/39 108
Denver Health & Hospital Authority Revenue Bonds
50 4.000 12/01/40 54
Denver Health & Hospital Authority Revenue Bonds
1,500 5.250 12/01/45 1,615
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
300 3.750 12/01/39 308
Denver International Business Center Metropolitan District No. 1 General
Obligation Unlimited
350 4.000 12/01/48 359
Denver Urban Renewal Authority Tax Allocation(Þ)
745 5.250 12/01/39 760

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
264 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Dinosaur Ridge Metropolitan District Revenue Bonds
200 5.000 06/01/49 201
Dominion Water & Sanitation District Revenue Bonds
500 5.250 12/01/27 523
E-470 Public Highway Authority Revenue Bonds(µ)
100 Zero coupon 09/01/30 86
Eaton Area Park & Recreation District General Obligation Ltd.
725 5.250 12/01/34 744
Eaton Area Park & Recreation District General Obligation Ltd.
525 5.500 12/01/38 541
Flying Horse Metropolitan District No. 2 General Obligation Limited
520 4.000 12/01/44 616
Flying Horse Metropolitan District No. 2 General Obligation Limited
200 4.000 12/01/45 236
Flying Horse Metropolitan District No. 2 General Obligation Limited
875 4.000 12/01/50 1,027
Green Gables Metropolitan District No 2 General Obligation Limited
500 5.750 12/01/48 514
Green Valley Ranch East Metropolitan District No. 6 General Obligation Limited
1,000 5.875 12/01/50 1,005
High Plains Metropolitan District General Obligation Unlimited(µ)
25 5.000 12/01/35 31
High Plains Metropolitan District General Obligation Unlimited(µ)
250 4.000 12/01/47 277
Jefferson Center Metropolitan District No. 1 Revenue Bonds
1,100 4.375 12/01/47 1,086
Jefferson Center Metropolitan District No. 1 Revenue Bonds
500 5.750 12/15/50 491
Mirabelle Metropolitan District No 2 General Obligation Limited
700 5.000 12/01/39 714
Mirabelle Metropolitan District No 2 General Obligation Limited
500 5.000 12/01/49 502
North Range Metropolitan District No. 2 General Obligation Limited
500 5.750 12/01/47 518
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/32 22
Northglenn Urban Renewal Authority Tax Allocation
20 4.000 12/01/33 22
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/34 11
Northglenn Urban Renewal Authority Tax Allocation
30 4.000 12/01/36 33
Northglenn Urban Renewal Authority Tax Allocation
10 4.000 12/01/38 11
Palisade Metropolitan District No. 2 General Obligation Limited
500 5.000 12/01/46 506
Parkdale Community Authority Revenue Bonds
500 5.250 12/01/50 501
Parkdale Community Authority Revenue Bonds
500 7.750 12/15/50 500
Prairie Center Metropolitan District No. 3 Revenue Bonds(Þ)
500 5.000 12/15/41 508
Prairie Center Metropolitan District No. 7 General Obligation Limited(Þ)
1,425 4.875 12/15/44 1,425
Raindance Metropolitan District No. 1 Non-Potable Water System Revenue Bonds
1,000 4.000 12/01/40 1,000
Second Creek Farm Metropolitan District No 3 General Obligation Limited
500 5.000 12/01/49 503
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/37 1,064
Southlands Metropolitan District No. 1 General Obligation Unlimited
1,000 5.000 12/01/47 1,047
State Vrain Lakes Metropolitan District No. 2 General Obligation Limited
500 5.125 12/01/47 507
Sterling Hills West Metropolitan District General Obligation Limited
100 5.000 12/01/39 118
Sterling Ranch Community Authority Board Revenue Bonds
500 5.000 12/01/47 505
Takoda Metropolitan District General Obligation Bonds
500 6.000 12/01/50 603
Timnath Ranch Metropolitan District No. 4 General Obligation Unlimited
500 5.250 12/01/37 511
Village at Southgate Metropolitan District General Obligation Limited(Þ)
1,375 5.625 12/01/48 1,405
Westown Metropolitan District General Obligation Limited
500 5.000 12/01/47 507
Whispering Pines Metropolitan District No. 1 General Obligation Limited
500 7.375 12/15/47 511
43,845
Connecticut - 1.1%
City of Hartford General Obligation Unlimited
180 5.000 04/01/29 191
City of Hartford General Obligation Unlimited
1,000 5.000 04/01/31 1,096
City of New Haven General Obligation Unlimited
100 5.500 08/01/34 121
City of New Haven General Obligation Unlimited
100 5.500 08/01/37 119
City of New Haven General Obligation Unlimited
1,000 5.500 08/01/38 1,191
City of West Haven General Obligation Unlimited
400 5.000 11/01/32 469
City of West Haven General Obligation Unlimited
700 5.000 11/01/37 806
Connecticut State Health & Educational Facilities Authority Revenue Bonds
3,535 4.000 07/01/39 3,583
Connecticut State Health & Educational Facilities Authority Revenue Bonds(Þ)
1,000 5.000 07/01/39 1,106
Connecticut State Health & Educational Facilities Authority Revenue Bonds(Þ)
100 5.000 01/01/45 105
Connecticut State Health & Educational Facilities Authority Revenue Bonds(Þ)
100 5.000 01/01/55 104
Hartford Stadium Authority Revenue Bonds
250 5.000 02/01/36 239
Hartford Stadium Authority Revenue Bonds
155 4.000 02/01/42 113
Mohegan Tribal Finance Authority Revenue Bonds(Þ)
605 7.000 02/01/45 591
State of Connecticut General Obligation Unlimited
385 5.000 06/15/27 490
State of Connecticut General Obligation Unlimited
145 5.000 06/15/28 188

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 265
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited
120 5.000 06/15/29 155
State of Connecticut General Obligation Unlimited
1,500 5.000 06/15/31 1,923
State of Connecticut General Obligation Unlimited
25 5.000 06/15/32 32
12,622
Delaware - 0.0%
Delaware State Economic Development Authority Revenue Bonds
215 5.000 11/15/48 245
Delaware State Economic Development Authority Revenue Bonds
45 5.000 08/01/49 51
Delaware State Economic Development Authority Revenue Bonds
100 5.000 09/01/50 118
Delaware State Economic Development Authority Revenue Bonds
40 5.000 08/01/54 45
Delaware State Health Facilities Authority Revenue Bonds
335 4.000 07/01/43 367
826
District of Columbia - 1.3%
District of Columbia General Obligation Unlimited
215 4.000 06/01/37 253
District of Columbia Revenue Bonds
145 6.250 10/01/23 151
District of Columbia Revenue Bonds
2,510 5.000 10/01/35 2,494
District of Columbia Revenue Bonds
750 5.000 07/01/37 722
District of Columbia Revenue Bonds
1,000 6.500 10/01/41 1,040
District of Columbia Revenue Bonds
35 4.000 07/01/44 37
District of Columbia Revenue Bonds
75 4.000 07/01/49 79
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds
4,000 7.666 06/15/46 814
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
825 5.000 10/01/43 1,005
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
2,475 5.000 10/01/53 2,578
Metropolitan Washington Airports Authority Revenue Bonds
4,500 4.000 10/01/44 4,987
Metropolitan Washington Airports Authority Revenue Bonds
100 4.000 10/01/53 110
14,270
Florida - 8.1%
Anthem Park Community Development District Special Assessment
130 4.750 05/01/36 131
Armstrong Community Development District Special Assessment
30 4.000 11/01/40 30
Armstrong Community Development District Special Assessment
180 4.000 11/01/50 181
Avalon Groves Community Development District Special Assessment
150 6.000 05/01/48 177
Avelar Creek Community Development District Special Assessment
100 4.000 05/01/36 111
Aviary at Rutland Ranch Community Development District Special Assessment(Þ)
100 4.500 06/01/39 105
Aviary at Rutland Ranch Community Development District Special Assessment(Þ)
100 4.625 06/01/49 104
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds
100 5.000 11/01/31 105
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds(Þ)
1,070 5.000 11/01/39 1,171
Bannon Lakes Community Development District Special Assessment
100 5.000 11/01/48 108
Bartram Park Community Development District Special Assessment
470 4.250 05/01/29 530
Bartram Park Community Development District Special Assessment
485 4.500 05/01/35 539
Bay Laurel Center Community Development District Special Assessment
100 4.000 05/01/37 109
Baywinds Community Development District Special Assessment
175 4.250 05/01/37 196
Beaumont Community Development District Special Assessment(Þ)
185 6.375 11/01/49 196
Black Creek Community Developments District Special Assessment
25 3.750 06/15/40 25
Black Creek Community Developments District Special Assessment
50 4.000 06/15/50 50
Blue Lake Community Development District Special Assessment
100 4.250 06/15/39 103
Blue Lake Community Development District Special Assessment
100 4.500 06/15/49 104
Bonterra Community Development District Special Assessment
1,570 4.125 05/01/47 1,744
Bonterra Community Development District Special Assessment
625 5.000 05/01/47 654
Botaniko Community Development District Special Assessment
30 3.625 05/01/40 30
Botaniko Community Development District Special Assessment
85 4.000 05/01/50 86
Brookstone Community Development District Special Assessment(Þ)
80 3.875 11/01/23 81
Campo Bello Community Development District Special Assessment
100 4.000 12/15/39 101
Campo Bello Community Development District Special Assessment
150 4.000 12/15/49 150
Capital Trust Agency, Inc. Revenue Bonds(Þ)
2,000 4.500 01/01/35 2,019
Capital Trust Agency, Inc. Revenue Bonds(Þ)
100 5.000 12/15/49 104
Capital Trust Agency, Inc. Revenue Bonds
1,755 5.875 07/01/54 1,229
Capital Trust Agency, Inc. Revenue Bonds(Þ)
2,880 5.250 12/01/58 2,713

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
266 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Caribe Palm Community Development District Special Assessment
94 4.000 05/01/25 107
Caribe Palm Community Development District Special Assessment
97 4.000 05/01/26 109
Caribe Palm Community Development District Special Assessment
545 4.500 05/01/35 610
Century Gardens at Tamiami Community Development District Special Assessment
535 4.125 11/01/38 597
Century Gardens at Tamiami Community Development District Special Assessment
1,560 4.250 11/01/48 1,726
Charlotte County Industrial Development Authority Revenue Bonds(Þ)
250 5.500 10/01/36 275
Charlotte County Industrial Development Authority Revenue Bonds(Þ)
350 5.000 10/01/49 390
City of Atlantic Beach Revenue Bonds
1,000 5.000 11/15/37 1,030
City of Cape Coral Water & Sewer Revenue Bonds
1,000 4.000 10/01/36 1,107
City of Tampa Revenue Bonds
960 5.000 04/01/45 1,078
City of Tampa Revenue Bonds
385 4.000 07/01/45 436
City of Tampa Revenue Bonds
100 5.000 07/01/50 124
Cityplace Community Development District Special Assessment Revenue Bonds(µ)
1,550 4.562 11/01/25 1,707
Concord Station Community Development District Special Assessment
275 3.625 05/01/35 296
Concord Station Community Development District Special Assessment
285 3.750 05/01/46 301
Concord Station Community Development District Special Assessment
100 4.750 05/01/46 105
Corkscrew Farms Community Development District Special Assessment(Þ)
80 5.000 11/01/38 88
Corkscrew Farms Community Development District Special Assessment(Þ)
165 5.125 11/01/50 182
Coronado Community Development District Special Assessment
25 4.000 05/01/31 28
Coronado Community Development District Special Assessment
44 4.250 05/01/38 49
Country Greens Community Development District Special Assessment
50 3.200 05/01/25 54
Country Greens Community Development District Special Assessment
345 3.875 05/01/31 378
Country Greens Community Development District Special Assessment
130 4.000 05/01/34 142
County of Osceola Florida Revenue Bonds(ae)
3,700 6.000 10/01/24 4,600
Davenport Road South Community Development District Special Assessment(Þ)
100 5.000 11/01/38 108
Davenport Road South Community Development District Special Assessment(Þ)
150 5.125 11/01/48 162
Deer Run Community Development District Special Assessment
220 5.400 05/01/39 233
Deer Run Community Development District Special Assessment
200 5.500 05/01/44 213
Durbin Crossing Community Development District Special Assessment(µ)
75 3.750 05/01/34 84
Durbin Crossing Community Development District Special Assessment(µ)
120 4.000 05/01/37 134
Eagle Pointe Community Development District Special Assessment(Þ)
50 4.125 05/01/40 51
Eagle Pointe Community Development District Special Assessment(Þ)
75 4.125 05/01/51 75
East Bonita Beach Road Community Development District Special Assessment(Þ)
625 5.000 11/01/38 655
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
130 3.000 05/01/24 138
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
135 3.250 05/01/25 146
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
140 3.500 05/01/26 154
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
790 3.750 05/01/31 875
Enclave at Black Point Marina Community Development District Special
Assessment Bonds
1,170 4.000 05/01/37 1,286
Escambia County Health Facilities Authority Revenue Bonds
360 4.000 08/15/45 397
Escambia County Health Facilities Authority Revenue Bonds(µ)
255 3.000 08/15/50 266
Escambia County Health Facilities Authority Revenue Bonds
2,310 4.000 08/15/50 2,545
Esplanade Lake Club Community Development District Special Assessment
410 4.125 11/01/50 416
Fishhawk Ranch Community Development District Special Assessment(µ)
70 3.000 11/01/41 71
Florida Development Finance Corp. Revenue Bonds(~)(ae)(Ê)(Þ)
175 6.250 01/01/24 154
Florida Development Finance Corp. Revenue Bonds(~)(ae)(Ê)(Þ)
870 6.375 01/01/26 758
Florida Development Finance Corp. Revenue Bonds(~)(ae)(Ê)(Þ)
2,450 6.500 01/01/29 2,123
Florida Development Finance Corp. Revenue Bonds(Þ)
685 5.000 12/15/49 786
Florida Development Finance Corp. Revenue Bonds(Þ)
115 5.000 09/15/50 122
Florida Higher Educational Facilities Financial Authority Revenue Bonds
150 5.000 03/01/44 164
Florida Higher Educational Facilities Financial Authority Revenue Bonds(Þ)
1,350 5.000 06/01/48 1,324
Florida Higher Educational Facilities Financial Authority Revenue Bonds
90 5.000 03/01/49 97
Flow Way Community Development District Special Assessment
100 5.000 11/01/47 108
Fontainbleau Lakes Community Development District Special Assessment
45 4.000 05/01/31 50

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 267
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Bay at Doral Community Development District Special Assessment
65 4.750 05/01/36 67
Grand Bay at Doral Community Development District Special Assessment
65 5.000 05/01/46 67
Greater Orlando Aviation Authority Revenue Bonds
750 5.000 11/15/36 758
Greater Orlando Aviation Authority Revenue Bonds
170 5.000 10/01/47 201
Gulfstream Polo Community Development District Special Assessment
150 4.375 11/01/49 156
Hacienda Lakes Community Development District Special Assessment
100 4.625 05/01/46 103
Harbor Bay Community Development District Special Assessment
100 3.750 05/01/34 103
Harbor Bay Community Development District Special Assessment
110 3.875 05/01/39 114
Harbor Bay Community Development District Special Assessment
100 4.100 05/01/48 104
Harmony West Community Development District Special Assessment(Þ)
1,185 5.250 05/01/49 1,308
Hawks Point Community Development District Special Assessment Bonds(Þ)
185 4.250 05/01/35 208
Hawkstone Community Development District Special Assessment
100 3.875 11/01/39 101
Hawkstone Community Development District Special Assessment
100 4.000 11/01/51 100
Heights Community Development District County of Hillsborough Special
Assessment
150 5.000 01/01/38 159
Heights Community Development District County of Hillsborough Special
Assessment
300 5.000 01/01/50 313
Highlands Community Development District Special Assessment
200 4.250 05/01/36 222
Highlands Meadows II Community Development District Special Assessment
420 5.375 11/01/37 455
Highlands Meadows II Community Development District Special Assessment
25 3.625 05/01/40 25
Highlands Meadows II Community Development District Special Assessment
100 5.500 11/01/47 108
Highlands Meadows II Community Development District Special Assessment
35 4.000 05/01/50 35
Hillcrest Community Development District Special Assessment
100 5.000 11/01/48 111
Hills Minneola Community Development District Special Assessment(Þ)
60 4.000 05/01/40 61
Hills Minneola Community Development District Special Assessment(Þ)
130 4.000 05/01/50 130
Isles of Bartram Park Community Development District Special Assessment
155 4.625 11/01/37 160
K-Bar Ranch II Community Development District Special Assessment(Þ)
185 4.500 05/01/38 194
K-Bar Ranch II Community Development District Special Assessment(Þ)
275 4.625 05/01/48 289
Kingman Gate Community Development District Special Assessment
25 4.000 06/15/40 26
Kingman Gate Community Development District Special Assessment
60 4.000 06/15/50 61
Lake Frances Community Development District Special Assessment
87 3.000 05/01/26 95
Lake Frances Community Development District Special Assessment
492 4.000 05/01/31 566
Lake Frances Community Development District Special Assessment
689 4.000 05/01/37 772
Lakeshore Ranch Community Development District Special Assessment
155 3.125 05/01/24 155
Lakewood Ranch Stewardship District Special Assessment
54 4.000 05/01/21 54
Lakewood Ranch Stewardship District Special Assessment
100 4.250 05/01/26 104
Lakewood Ranch Stewardship District Special Assessment(µ)
100 2.500 05/01/33 102
Lakewood Ranch Stewardship District Special Assessment
920 4.875 05/01/35 967
Lakewood Ranch Stewardship District Special Assessment
100 5.000 05/01/36 107
Lakewood Ranch Stewardship District Special Assessment(µ)
100 2.625 05/01/37 101
Lakewood Ranch Stewardship District Special Assessment(Þ)
100 5.000 05/01/37 107
Lakewood Ranch Stewardship District Special Assessment
150 5.250 05/01/37 163
Lakewood Ranch Stewardship District Special Assessment
385 5.125 05/01/46 412
Lakewood Ranch Stewardship District Special Assessment(Þ)
100 5.125 05/01/47 106
Lakewood Ranch Stewardship District Special Assessment
175 5.375 05/01/47 190
Lakewood Ranch Stewardship District Special Assessment
240 5.450 05/01/48 262
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/49 100
Lakewood Ranch Stewardship District Special Assessment
100 4.000 05/01/50 100
Landings at Miami Community Development District Special Assessment(Þ)
100 4.625 11/01/38 105
Landings at Miami Community Development District Special Assessment(Þ)
100 4.750 11/01/48 105
Landmark at Doral Community Development District Special Assessment
35 3.375 05/01/30 35
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/35 109
Landmark at Doral Community Development District Special Assessment
110 3.000 05/01/38 107
Landmark at Doral Community Development District Special Assessment
50 4.000 05/01/38 52
Lee County Industrial Development Authority Revenue Bonds(Þ)
1,640 5.625 12/01/37 1,667
LT Ranch Community Development District Special Assessment
200 4.000 05/01/50 200
Lucerne Park Community Development District Special Assessment
100 4.625 05/01/39 105
Lucerne Park Community Development District Special Assessment
100 4.750 05/01/50 105

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
268 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
McJunkin Parkland Community Development District Special Assessment(Þ)
200 5.125 11/01/38 214
McJunkin Parkland Community Development District Special Assessment(Þ)
250 5.250 11/01/49 267
Meadow Pointe III Community Development District Special Assessment
115 3.500 05/01/24 123
Meadow Pointe III Community Development District Special Assessment
520 4.400 05/01/31 573
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/24 123
Meadow Pointe IV Community Development District Special Assessment
115 3.400 05/01/25 125
Meadow Pointe IV Community Development District Special Assessment
660 4.100 05/01/30 715
Mediterranea Community Development District Special Assessment
100 5.000 05/01/48 108
Miami Beach Health Facilities Authority Revenue Bonds
1,750 5.125 07/01/38 1,452
Miami Beach Health Facilities Authority Revenue Bonds
2,250 5.000 11/15/39 2,469
Miami World Center Community Development District Special Assessment
400 5.125 11/01/39 432
Miami World Center Community Development District Special Assessment
1,150 5.250 11/01/49 1,240
Mid-Bay Bridge Authority Revenue Bonds
1,000 5.000 10/01/40 1,110
Moody River Estates Community Development District Special Assessment
500 4.000 05/01/31 575
Naples Reserve Community Development District Special Assessment(Þ)
40 5.000 11/01/38 42
Naples Reserve Community Development District Special Assessment(Þ)
190 5.125 11/01/48 200
North Sumter County Utility Dependent District Revenue Bonds
1,000 5.000 10/01/49 1,236
Oak Creek Community Development District Special Assessment
190 3.850 05/01/25 209
Oak Creek Community Development District Special Assessment
200 4.000 05/01/26 221
Orchid Grove Community Development District Special Assessment
205 3.625 05/01/21 207
Orchid Grove Community Development District Special Assessment
1,245 5.000 05/01/36 1,326
Osceola Chain Lakes Community Development District Special Assessment
100 4.000 05/01/40 101
Palm Glades Community Development District Special Assessment
350 3.750 05/01/31 389
Palm Glades Community Development District Special Assessment
185 4.000 11/01/38 211
Palm Glades Community Development District Special Assessment
120 5.000 05/01/39 131
Palm Glades Community Development District Special Assessment
250 4.200 11/01/48 281
Parkland Preserve Community Development District Special Assessment
80 5.500 11/01/32 87
Parkland Preserve Community Development District Special Assessment
495 5.250 05/01/39 535
Parkland Preserve Community Development District Special Assessment
350 5.375 05/01/50 374
Parkway Center Community Development District Special Assessment Revenue
Bonds
130 4.375 05/01/31 151
Parkway Center Community Development District Special Assessment Revenue
Bonds
175 4.700 05/01/49 204
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
195 4.375 05/01/36 226
Pinellas County Industrial Development Authority Revenue Bonds
100 5.000 07/01/39 113
Portico Community Development District Special Assessment
25 3.625 05/01/40 24
Preserve at South Branch Community Development District Special Assessment
Bonds
535 5.250 11/01/38 573
Preserve at South Branch Community Development District Special Assessment
Bonds
100 4.000 11/01/39 101
Randal Park Community Development District Special Assessment Revenue
Bonds(Þ)
540 5.050 05/01/39 574
Randal Park Community Development District Special Assessment Revenue
Bonds(Þ)
895 5.200 05/01/49 951
Reunion East Community Development District Special Assessment
755 5.000 05/01/33 795
Reunion East Community Development District Special Assessment
110 6.600 05/01/33 111
Reunion West Community Development District Special Assessment
30 4.500 05/01/39 31
Reunion West Community Development District Special Assessment
85 4.625 05/01/50 88
Rolling Oaks Community Development District Special Assessment(Þ)
100 5.375 11/01/38 110
Rolling Oaks Community Development District Special Assessment(Þ)
200 5.500 11/01/49 220
Shell Point Community Development District Special Assessment(Þ)
100 5.250 11/01/39 109
Shell Point Community Development District Special Assessment(Þ)
175 5.375 11/01/49 189
Sherwood Manor Community Development District Special Assessment(Þ)
200 5.250 11/01/49 213
Six Mile Creek Community Development District Special Assessment
20 4.125 11/01/40 20
Six Mile Creek Community Development District Special Assessment
50 4.250 11/01/50 51
South Fork III Community Development District Special Assessment
200 5.000 05/01/38 215
South Kendall Community Development District Special Assessment
100 4.125 11/01/40 108

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 269
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Southern Groves Community Development District No. 5 Special Assessment
600 4.000 05/01/43 609
Stoneybrook South at Championsgate Community Development District Special
Assessment
200 4.500 06/15/39 214
Stoneybrook South at Championsgate Community Development District Special
Assessment
150 4.625 06/15/49 158
Talis Park Community Development District Special Assessment
120 4.000 05/01/33 122
Tapestry Community Development District Special Assessment
100 5.000 05/01/46 105
Timber Creek Community Development District Special Assessment(Þ)
1,000 5.000 11/01/48 1,067
Tolomato Community Development District Special Assessment(µ)
200 3.750 05/01/40 228
Tolomato Community Development District Special Assessment(Þ)
100 5.625 05/01/40 110
Toscana Isles Community Development District Special Assessment Revenue
Bonds
225 5.375 11/01/39 251
Toscana Isles Community Development District Special Assessment Revenue
Bonds(Þ)
265 5.375 11/01/48 288
Toscana Isles Community Development District Special Assessment Revenue
Bonds
250 5.500 11/01/49 277
Touchstone Community Development District Special Assessment(Þ)
100 4.625 06/15/38 107
Touchstone Community Development District Special Assessment(Þ)
100 4.750 06/15/48 107
Town of Davie Educational Facilities Revenue Bonds
730 5.000 04/01/48 844
Towne Park Community Development District Special Assessment
60 4.625 05/01/50 63
Triple Creek Community Development District Special Assessment
45 5.250 11/01/27 48
Triple Creek Community Development District Special Assessment
80 6.125 11/01/46 90
TSR Community Development District Special Assessment
200 5.000 11/01/39 215
TSR Community Development District Special Assessment
100 4.000 11/01/40 103
TSR Community Development District Special Assessment
200 4.750 11/01/47 210
TSR Community Development District Special Assessment
485 5.125 11/01/49 520
Two Creeks Community Development District Special Assessment
100 3.500 05/01/32 110
Two Creeks Community Development District Special Assessment
100 3.625 05/01/37 109
Two Lakes Community Development District Special Assessment(Þ)
290 4.000 12/15/28 308
Two Lakes Community Development District Special Assessment
150 3.750 12/15/39 152
Two Lakes Community Development District Special Assessment(Þ)
200 5.000 12/15/47 227
Two Lakes Community Development District Special Assessment
200 4.000 12/15/49 203
Union Park East Community Development District Special Assessment(Þ)
500 5.500 11/01/47 551
V-Dana Community Development District Special Assessment(Þ)
100 4.000 05/01/51 100
Venetian Community Development District Special Assessment
225 5.000 05/01/23 233
Ventana Community Development District Special Assessment(Þ)
500 5.000 05/01/38 529
Ventana Community Development District Special Assessment(Þ)
500 5.125 05/01/49 529
Veranda Community Development District II Special Assessment Revenue Bonds
150 5.875 11/01/32 152
Veranda Community Development District II Special Assessment Revenue Bonds
235 5.000 11/01/39 254
Veranda Community Development District II Special Assessment Revenue Bonds
315 5.125 11/01/49 342
Verandah East Community Development District Special Assessment
200 4.000 05/01/31 205
Verano 1 Community Development District Special Assessment
180 4.750 11/01/25 186
Verano 1 Community Development District Special Assessment(Þ)
100 4.000 05/01/31 113
Verano 1 Community Development District Special Assessment
250 5.125 11/01/35 273
Verano 1 Community Development District Special Assessment(Þ)
100 4.000 05/01/37 110
Verano 1 Community Development District Special Assessment
245 5.250 11/01/46 265
Viera East Community Development District Special Assessment(µ)
90 2.600 05/01/34 91
Viera East Community Development District Special Assessment(µ)
50 2.750 05/01/38 50
Village Community Development District No. 12 Special Assessment(Þ)
695 4.250 05/01/43 735
Village Community Development District No. 12 Special Assessment(Þ)
695 4.375 05/01/50 737
Vizcaya in Kendall Community Development District Special Assessment
100 4.125 11/01/46 107
Volusia County Educational Facility Authority Revenue Bonds
240 5.000 06/01/45 272
Waterford Landing Community Development District Special Assessment
145 5.500 05/01/34 154
Waterford Landing Community Development District Special Assessment
150 5.750 05/01/44 160
Watergrass Community Development District II Special Assessment
260 5.250 05/01/49 272
Waterset Central Community Development District Special Assessment(Þ)
150 5.125 11/01/38 158
Waterset Central Community Development District Special Assessment(Þ)
150 5.250 11/01/49 157
Wesbridge Community Development District Special Assessment
75 4.250 11/01/49 77

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
270 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
West Villages Improvement District Special Assessment
135 4.750 05/01/39 144
West Villages Improvement District Special Assessment
210 5.000 05/01/50 226
Westside Community Development District Special Assessment(Þ)
100 4.100 05/01/37 103
Westside Community Development District Special Assessment(Þ)
100 4.125 05/01/38 103
Westside Community Development District Special Assessment
815 4.000 05/01/50 825
Wildblue Community Development District Special Assessment(Þ)
125 4.250 06/15/39 132
Wildblue Community Development District Special Assessment(Þ)
225 4.375 06/15/49 235
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/45 105
Winding Cypress Community Development District Special Assessment
100 5.000 11/01/49 105
90,880
Georgia - 1.8%
Cobb County Development Authority Revenue Bonds
1,500 5.000 07/15/38 1,599
Development Authority for Fulton County Revenue Bonds
4,750 4.000 04/01/50 5,437
Gainesville & Hall County Development Authority Educational Facilities Revenue
Bonds
100 5.125 03/01/52 92
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 4.000 08/01/38 1,142
Main Street Natural Gas, Inc. Revenue Bonds
350 5.000 05/15/43 419
Main Street Natural Gas, Inc. Revenue Bonds
1,450 5.000 05/15/49 2,142
Milledgeville & Baldwin County Development Authority Revenue Bonds(~)(µ)(Ê)
720 1.560 10/01/24 717
Milledgeville & Baldwin County Development Authority Revenue Bonds(~)(µ)(Ê)
1,225 1.610 10/01/33 1,174
Municipal Electric Authority of Georgia Revenue Bonds
2,985 4.000 01/01/49 3,333
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/49 1,201
Municipal Electric Authority of Georgia Revenue Bonds
1,000 5.000 01/01/56 1,188
Private Colleges & Universities Authority Revenue Bonds
1,000 5.000 10/01/40 1,083
Rockdale County Development Authority Revenue Bonds(Þ)
225 4.000 01/01/38 235
19,762
Guam - 1.0%
Guam Government Waterworks Authority Revenue Bonds
50 5.000 07/01/33 60
Guam Government Waterworks Authority Revenue Bonds
4,090 5.000 07/01/35 4,563
Guam Government Waterworks Authority Revenue Bonds
80 5.000 07/01/36 95
Guam Government Waterworks Authority Revenue Bonds
60 5.000 07/01/37 71
Guam Government Waterworks Authority Revenue Bonds
1,120 5.500 07/01/43 1,231
Guam Government Waterworks Authority Revenue Bonds
1,215 5.000 01/01/46 1,387
Guam Government Waterworks Authority Revenue Bonds
185 5.000 01/01/50 228
Port Authority of Guam Revenue Bonds
200 5.000 07/01/37 231
Territory of Guam Revenue Bonds
500 5.000 12/01/31 571
Territory of Guam Revenue Bonds
2,000 5.125 01/01/42 2,060
Territory of Guam Revenue Bonds
200 5.000 12/01/46 222
10,719
Hawaii - 0.2%
State of Hawaii Department of Budget & Finance Revenue Bonds(Þ)
2,210 5.000 01/01/30 2,103
State of Hawaii Department of Budget & Finance Revenue Bonds
625 3.200 07/01/39 657
2,760
Idaho - 0.1%
County of Nez Perce Pollution Control Revenue Bonds
825 2.750 10/01/24 839
Idaho Health Facilities Authority Revenue Bonds
400 5.000 09/01/37 452
1,291
Illinois - 11.0%
Bridgeview Finance Corp Sales Tax Revenue Bonds
2,100 5.000 12/01/37 2,020
Chicago Board of Education Capital Improvement Tax Bonds Revenue Bonds
500 5.750 04/01/35 578
Chicago Board of Education General Obligation Unlimited(µ)
75 3.634 12/01/27 61
Chicago Board of Education General Obligation Unlimited(µ)
500 5.000 12/01/28 596
Chicago Board of Education General Obligation Unlimited(µ)
1,000 5.000 12/01/29 1,187
Chicago Board of Education General Obligation Unlimited(µ)
345 5.078 12/01/29 259
Chicago Board of Education General Obligation Unlimited(µ)
50 3.929 12/01/30 36
Chicago Board of Education General Obligation Unlimited(µ)
375 4.044 12/01/31 258
Chicago Board of Education General Obligation Unlimited(µ)
1,825 5.000 12/01/31 2,072
Chicago Board of Education General Obligation Unlimited(µ)
250 5.000 12/01/32 292

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 271
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Chicago Board of Education General Obligation Unlimited
150 5.125 12/01/32 158
Chicago Board of Education General Obligation Unlimited(µ)
1,000 5.000 12/01/33 1,161
Chicago Board of Education General Obligation Unlimited
1,200 5.000 12/01/34 1,318
Chicago Board of Education General Obligation Unlimited
1,000 5.000 01/01/35 1,055
Chicago Board of Education General Obligation Unlimited
115 5.250 12/01/35 121
Chicago Board of Education General Obligation Unlimited
75 5.250 12/01/39 78
Chicago Board of Education General Obligation Unlimited
1,505 5.500 12/01/39 1,532
Chicago Board of Education General Obligation Unlimited
1,100 5.000 12/01/41 1,112
Chicago Board of Education General Obligation Unlimited
100 5.000 04/01/42 108
Chicago Board of Education General Obligation Unlimited(Þ)
2,000 7.000 12/01/42 2,472
Chicago Board of Education General Obligation Unlimited
2,325 7.000 12/01/44 2,736
Chicago Board of Education General Obligation Unlimited
100 5.000 04/01/46 108
Chicago Board of Education General Obligation Unlimited
3,445 6.000 04/01/46 3,986
Chicago Board of Education General Obligation Unlimited
200 5.000 12/01/46 216
Chicago Board of Education General Obligation Unlimited
1,460 6.500 12/01/46 1,710
Chicago Board of Education General Obligation Unlimited(Þ)
1,500 7.000 12/01/46 1,851
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 01/01/46 1,111
Chicago O'Hare International Airport Revenue Bonds
1,000 5.000 07/01/48 1,143
Chicago Sales Tax Securitization Corp. Revenue Bonds
100 5.000 01/01/36 122
Chicago Sales Tax Securitization Corp. Revenue Bonds
85 4.000 01/01/38 93
Chicago Sales Tax Securitization Corp. Revenue Bonds
110 4.000 01/01/39 120
Chicago Transit Authority Revenue Bonds
3,500 5.000 12/01/46 3,947
Chicago Wastewater Transmission Revenue Bonds(µ)
75 5.250 01/01/42 91
Chicago Wastewater Transmission Revenue Bonds(µ)
210 4.000 01/01/52 231
City of Chicago General Obligation Unlimited(ae)
1,150 5.000 01/01/25 1,357
City of Chicago General Obligation Unlimited
205 5.000 01/01/27 229
City of Chicago General Obligation Unlimited
425 5.000 01/01/28 478
City of Chicago General Obligation Unlimited
500 5.250 01/01/28 545
City of Chicago General Obligation Unlimited
360 5.000 01/01/29 407
City of Chicago General Obligation Unlimited
345 4.605 01/01/30 249
City of Chicago General Obligation Unlimited
390 5.000 01/01/30 443
City of Chicago General Obligation Unlimited(µ)
375 4.556 01/01/31 275
City of Chicago General Obligation Unlimited
650 5.000 01/01/31 732
City of Chicago General Obligation Unlimited
250 5.500 01/01/31 274
City of Chicago General Obligation Unlimited
340 5.000 01/01/32 383
City of Chicago General Obligation Unlimited
235 5.000 01/01/33 242
City of Chicago General Obligation Unlimited
100 5.250 01/01/35 101
City of Chicago General Obligation Unlimited
165 5.500 01/01/37 178
City of Chicago General Obligation Unlimited
2,000 5.000 01/01/38 2,138
City of Chicago General Obligation Unlimited
4,525 6.000 01/01/38 5,242
City of Chicago General Obligation Unlimited
2,465 5.500 01/01/42 2,647
City of Chicago General Obligation Unlimited
2,250 5.500 01/01/49 2,525
City of Chicago Waterworks Revenue Bonds
135 5.000 11/01/29 162
Cook County Community College District No. 508 General Obligation Unlimited
1,000 5.500 12/01/38 1,033
Illinois Finance Authority Revenue Bonds(~)(Ê)
290 0.130 10/01/29 290
Illinois Finance Authority Revenue Bonds(~)(Ê)(Þ)
2,760 4.750 08/01/30 2,822
Illinois Finance Authority Revenue Bonds
1,390 5.000 05/15/36 1,449
Illinois Finance Authority Revenue Bonds
1,000 5.000 09/01/36 1,139
Illinois Finance Authority Revenue Bonds
1,865 5.000 05/15/37 1,952
Illinois Finance Authority Revenue Bonds
630 5.000 12/01/37 687
Illinois Finance Authority Revenue Bonds(~)(Ê)
350 6.750 10/15/40 351
Illinois Finance Authority Revenue Bonds(Ø)
100 5.100 12/01/43 28
Illinois Finance Authority Revenue Bonds
1,000 5.000 08/01/46 1,085
Illinois Finance Authority Revenue Bonds
100 5.000 09/01/46 112
Illinois Finance Authority Revenue Bonds
1,000 5.000 02/15/47 1,012
Illinois Finance Authority Revenue Bonds
100 5.000 05/15/47 103
Illinois Finance Authority Revenue Bonds
1,500 5.000 12/01/47 1,600

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
272 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds(Þ)
555 6.125 04/01/49 598
Illinois Finance Authority Revenue Bonds(~)(Ê)
2,600 0.140 08/15/49 2,600
Illinois Finance Authority Revenue Bonds(Ø)
100 5.000 12/01/53 60
Illinois Finance Authority Revenue Bonds(Ø)
150 5.250 12/01/53 41
Illinois General Obligation Unlimited
1,625 5.000 11/01/25 1,825
Illinois General Obligation Unlimited
500 5.000 12/01/35 558
Illinois General Obligation Unlimited
240 5.000 05/01/42 265
Illinois General Obligation Unlimited
250 5.000 12/01/42 274
Illinois General Obligation Unlimited
240 5.000 05/01/43 264
Illinois State University Revenue Bonds(µ)
250 5.000 04/01/36 301
Illinois State University Revenue Bonds(µ)
225 5.000 04/01/37 269
Illinois State University Revenue Bonds(µ)
200 5.000 04/01/38 239
Illinois State University Revenue Bonds(µ)
275 5.000 04/01/39 328
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)
10 2.968 06/15/30 9
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)
285 4.341 06/15/30 211
Metropolitan Pier & Exposition Authority Revenue Bonds(~)(Ê)
1,385 0.010 12/15/32 925
Metropolitan Pier & Exposition Authority Revenue Bonds
4,000 4.000 06/15/50 3,965
Metropolitan Pier & Exposition Authority Revenue Bonds
1,000 5.000 06/15/50 1,116
Metropolitan Pier & Exposition Authority Revenue Bonds
10,000 6.070 12/15/51 2,572
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 5.000 06/15/52 1,681
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)
1,600 4.752 12/15/56 456
Metropolitan Pier & Exposition Authority Revenue Bonds
5,800 5.068 12/15/56 1,178
Metropolitan Pier & Exposition Authority Revenue Bonds
970 5.000 06/15/57 1,059
Sangamon County Water Reclamation District General Obligation Ltd.
1,000 5.750 01/01/53 1,200
Sangamon County Water Reclamation District General Obligation Unlimited
1,750 4.000 01/01/49 1,991
State of Illinois General Obligation Unlimited
355 5.000 08/01/21 365
State of Illinois General Obligation Unlimited
350 5.000 11/01/21 362
State of Illinois General Obligation Unlimited
1,270 5.000 02/01/27 1,455
State of Illinois General Obligation Unlimited
400 5.000 05/01/28 435
State of Illinois General Obligation Unlimited
700 5.000 10/01/28 820
State of Illinois General Obligation Unlimited
5,775 5.000 11/01/28 6,619
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/29 1,084
State of Illinois General Obligation Unlimited
3,830 5.000 11/01/29 4,368
State of Illinois General Obligation Unlimited(µ)
875 4.000 02/01/30 961
State of Illinois General Obligation Unlimited(µ)
265 4.000 02/01/31 290
State of Illinois General Obligation Unlimited
2,750 5.000 05/01/32 3,143
State of Illinois General Obligation Unlimited
1,280 5.100 06/01/33 1,342
State of Illinois General Obligation Unlimited
1,000 5.000 10/01/33 1,139
State of Illinois General Obligation Unlimited
1,000 5.000 05/01/39 1,063
State of Illinois General Obligation Unlimited
100 5.500 05/01/39 119
State of Illinois General Obligation Unlimited
2,600 5.000 12/01/39 2,871
State of Illinois General Obligation Unlimited
2,500 4.000 11/01/41 2,562
State of Illinois General Obligation Unlimited
1,910 4.500 12/01/41 2,009
State of Illinois General Obligation Unlimited
1,250 5.750 05/01/45 1,498
Town of Cortland Illinois Special Service Areas No. 9 & 10 Special Tax
100 5.800 03/01/37 83
Upper Illinois River Valley Redevelopment Authority Revenue Bonds(Þ)
100 5.000 01/01/55 101
Village of Morton Grove Tax Increment Revenue Tax Allocation
100 5.000 01/01/39 95
122,978
Indiana - 0.3%
Indiana Finance Authority Revenue Bonds
475 3.000 11/01/30 498
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/44 103
Indiana Finance Authority Revenue Bonds
2,000 5.000 10/01/44 2,115
Indiana Finance Authority Revenue Bonds
405 5.500 08/15/45 406
Indiana Finance Authority Revenue Bonds
100 4.000 09/15/49 103
Indiana Finance Authority Revenue Bonds
50 5.000 07/01/55 53
Indiana Municipal Power Agency Revenue Bonds
250 5.000 01/01/42 297
3,575
Iowa - 0.3%

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 273
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Coralville Revenue Bonds
1,070 4.000 05/01/31 1,075
Iowa Finance Authority Revenue Bonds
185 3.125 12/01/22 187
Iowa Tobacco Settlement Authority Revenue Bonds
160 5.375 06/01/38 162
Xenia Rural Water District Revenue Bonds
1,250 5.000 12/01/36 1,468
2,892
Kansas - 0.0%
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/28 78
City of Wichita Health Care Facilities Revenue Bonds
75 5.000 05/15/29 77
City of Wichita Health Care Facilities Revenue Bonds
150 5.000 05/15/34 151
City of Wichita Health Care Facilities Revenue Bonds
60 5.000 05/15/50 55
Wyandotte County City Unified Government Revenue Bonds
455 4.500 06/01/40 448
809
Kentucky - 0.4%
Kentucky Asset / Liability Commission Revenue Bonds(~)(µ)(Ê)
1,275 0.990 11/01/27 1,254
Kentucky Economic Development Finance Authority Revenue Bonds(µ)
150 4.000 06/01/37 169
Kentucky Economic Development Finance Authority Revenue Bonds
1,500 5.000 06/01/41 1,638
Kentucky Economic Development Finance Authority Revenue Bonds(µ)
100 4.000 12/01/41 112
Kentucky Economic Development Finance Authority Revenue Bonds(µ)
100 4.000 06/01/45 111
Kentucky Economic Development Finance Authority Revenue Bonds
130 5.000 08/01/49 157
Kentucky Public Energy Authority Revenue Bonds(~)(ae)(Ê)
1,000 4.000 06/01/25 1,140
4,581
Louisiana - 1.7%
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/34 144
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
125 5.000 12/01/39 141
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)
8,970 0.120 08/01/35 8,970
East Baton Rouge Parish Industrial Development Board, Inc. Revenue Bonds(~)(Ê)
250 0.120 12/01/40 250
Lakeshore Villages Master Community Development District Special
Assessment(Þ)
100 4.125 06/01/39 102
Lakeshore Villages Master Community Development District Special
Assessment(Þ)
200 4.375 06/01/48 205
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)
80 5.000 10/01/39 97
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)
150 4.000 10/01/41 168
Louisiana Public Facilities Authority Revenue Bonds(~)(Ê)
500 0.120 04/02/23 500
Louisiana Public Facilities Authority Revenue Bonds
400 3.375 09/01/28 407
Louisiana Public Facilities Authority Revenue Bonds
375 3.500 06/01/30 384
Louisiana Public Facilities Authority Revenue Bonds
635 4.000 05/15/42 694
Louisiana Public Facilities Authority Revenue Bonds
750 5.000 05/15/46 869
Louisiana Public Facilities Authority Revenue Bonds(µ)
210 3.000 06/01/50 218
Louisiana Public Facilities Authority Revenue Bonds
75 4.000 06/01/50 85
Louisiana Public Facilities Authority Revenue Bonds
275 5.000 07/01/59 308
New Orleans Aviation Board Revenue Bonds
2,000 5.000 01/01/45 2,235
New Orleans Aviation Board Revenue Bonds
150 5.000 01/01/48 173
Parish of St James Revenue Bonds(~)(ae)(Ê)(Þ)
1,000 5.850 06/01/25 1,098
Parish of St James Revenue Bonds(~)(ae)(Ê)(Þ)
100 6.100 06/01/30 119
Parish of St James Revenue Bonds(Þ)
125 6.350 07/01/40 149
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê)
20 2.000 04/01/23 20
Parish of St John the Baptist Revenue Bonds(~)(ae)(Ê)
50 2.200 07/01/26 48
Port New Orleans Board of Commissioners Revenue Bonds(µ)
1,000 5.000 04/01/48 1,203
18,587
Maine - 0.5%
City of Portland Maine General Airport Revenue Bonds
1,065 5.000 01/01/37 1,219
City of Portland Maine General Airport Revenue Bonds
1,295 5.000 01/01/38 1,480
Maine Health & Higher Educational Facilities Authority Revenue Bonds
2,000 5.000 07/01/33 2,142
Maine Health & Higher Educational Facilities Authority Revenue Bonds
500 5.000 07/01/43 601
Maine Health & Higher Educational Facilities Authority Revenue Bonds
115 4.000 07/01/45 132

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
274 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Maine Health & Higher Educational Facilities Authority Revenue Bonds
140 4.000 07/01/50 160
5,734
Maryland - 0.7%
Baltimore Research Park Project Revenue Bonds
150 5.000 09/01/38 157
Baltimore Research Park Project Revenue Bonds
360 4.000 01/01/45 392
Baltimore Research Park Project Revenue Bonds
440 4.000 01/01/50 476
Baltimore Research Park Project Tax Allocation(Þ)
100 3.500 06/01/39 92
Baltimore Research Park Project Tax Allocation(Þ)
100 3.625 06/01/46 90
City of Brunswick Special Tax
100 5.000 07/01/36 105
County of Frederick Educational Facilities Revenue Bonds(Þ)
1,705 5.000 09/01/45 1,783
County of Prince George's Special Obligation Tax Allocation(Þ)
115 5.250 07/01/48 121
Maryland Economic Development Corp. Revenue Bonds
1,100 4.000 07/01/39 1,229
Maryland Economic Development Corp. Revenue Bonds
200 5.000 06/01/49 217
Maryland Economic Development Corp. Revenue Bonds
125 5.000 06/01/58 132
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
50 3.000 10/01/34 50
Maryland Health & Higher Educational Facilities Authority Revenue Bonds(~)(Ê)
200 0.100 04/01/35 200
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
600 5.250 01/01/37 647
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
25 4.000 10/01/40 27
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,250 5.000 07/01/43 1,369
Maryland Health & Higher Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/45 1,099
8,186
Massachusetts - 1.0%
Commonwealth of Massachusetts General Obligation Ltd.
1,500 4.000 05/01/39 1,780
Commonwealth of Massachusetts General Obligation Unlimited(~)(µ)(Ê)
285 1.030 05/01/37 277
Massachusetts Development Finance Agency Revenue Bonds
1,415 5.000 09/01/35 1,548
Massachusetts Development Finance Agency Revenue Bonds
1,580 5.000 10/01/35 1,557
Massachusetts Development Finance Agency Revenue Bonds(Þ)
1,250 5.000 10/01/37 1,343
Massachusetts Development Finance Agency Revenue Bonds(Þ)
100 5.000 11/15/38 96
Massachusetts Development Finance Agency Revenue Bonds
2,005 5.000 07/01/44 2,250
Massachusetts Development Finance Agency Revenue Bonds(µ)
125 4.000 10/01/45 143
Massachusetts Development Finance Agency Revenue Bonds(Þ)
150 5.125 11/15/46 143
Massachusetts Development Finance Agency Revenue Bonds(~)(Ê)
2,400 0.120 08/15/48 2,400
11,537
Michigan - 2.7%
City of Detroit General Obligation Limited(~)(Ê)
2,500 6.000 04/01/34 2,026
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/29 1,068
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/34 1,044
City of Detroit Sewage Disposal System Revenue Bonds(µ)(ae)
500 5.000 07/01/22 546
City of Detroit Sewage Disposal System Revenue Bonds(ae)
2,010 5.250 07/01/22 2,205
City of Detroit Water Supply System Revenue Bonds(ae)
1,570 5.000 07/01/21 1,639
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)
1,000 5.000 07/01/48 1,123
Karegnondi Water Authority Revenue Bonds
75 5.000 11/01/45 90
Michigan Finance Authority Revenue Bonds
1,000 3.875 10/01/23 1,038
Michigan Finance Authority Revenue Bonds
700 4.000 02/01/29 726
Michigan Finance Authority Revenue Bonds
300 5.000 07/01/33 354
Michigan Finance Authority Revenue Bonds(µ)
1,000 5.000 07/01/36 1,140
Michigan Finance Authority Revenue Bonds
1,635 5.000 02/01/37 1,666
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/45 28
Michigan Finance Authority Revenue Bonds
1,815 5.500 11/15/45 1,887
Michigan Finance Authority Revenue Bonds
275 5.000 11/15/48 341
Michigan Finance Authority Revenue Bonds
25 4.000 09/01/50 27
Michigan Finance Authority Revenue Bonds
325 4.000 11/15/50 368
Michigan Strategic Fund Revenue Bonds(µ)
435 4.500 06/30/48 490
Michigan Strategic Fund Revenue Bonds
3,000 5.000 06/30/48 3,346
Michigan Tobacco Settlement Finance Authority Revenue Bonds
125 5.125 06/01/22 125
Michigan Tobacco Settlement Finance Authority Revenue Bonds
4,460 6.000 06/01/34 4,462
Michigan Tobacco Settlement Finance Authority Revenue Bonds
1,000 5.000 11/15/43 1,043
Michigan Tobacco Settlement Finance Authority Revenue Bonds
5,500 8.694 06/01/52 407

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 275
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Michigan Tobacco Settlement Finance Authority Revenue Bonds
23,650 9.111 06/01/52 1,984
Star International Academy Revenue Bonds
450 5.000 03/01/30 516
Star International Academy Revenue Bonds
500 5.000 03/01/33 565
30,254
Minnesota - 1.2%
City of Blaine Healthcare Revenue Bonds
1,400 6.125 07/01/45 1,292
City of Forest Lake Charter School Lease Revenue Bonds
500 5.250 08/01/43 541
City of Ham Lake Minnesota Revenue Bonds
2,000 5.000 11/01/36 2,149
City of Minneapolis Charter Lease Revenue Bonds(Þ)
1,400 5.000 12/01/32 1,511
City of St Cloud  Revenue Bonds
350 5.000 05/01/48 430
City of St Cloud  Revenue Bonds
125 4.000 05/01/49 141
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
200 4.250 02/15/48 218
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
2,500 5.000 02/15/48 2,911
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
1,425 5.250 02/15/53 1,679
Duluth Economic Development Authority Health Care Facilities Revenue Bonds
1,000 5.625 12/01/55 983
Duluth Independent School District No 709 Certificate of Participation
35 3.250 03/01/25 33
Duluth Independent School District No 709 Certificate of Participation
40 4.000 03/01/26 39
Duluth Independent School District No 709 Certificate of Participation
45 4.000 03/01/29 44
Duluth Independent School District No 709 Certificate of Participation
75 4.000 03/01/32 71
Duluth Independent School District No 709 Certificate of Participation
40 4.200 03/01/34 38
Housing & Redevelopment Authority of The City of State Paul Minnesota Revenue
Bonds
350 6.000 09/01/51 391
Minnesota Higher Education Facilities Authority Revenue Bonds
100 4.000 12/01/40 106
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ)
140 5.250 07/01/33 152
St. Paul Housing & Redevelopment Authority Revenue Bonds(Þ)
230 5.500 07/01/38 249
State of Minnesota Higher Education Facilities Authority Revenue Bonds
100 5.000 05/01/47 108
13,086
Mississippi - 1.3%
Mississippi Business Finance Corp. Revenue Bonds(Þ)
1,730 4.000 10/15/30 1,592
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)
6,140 0.130 12/01/30 6,140
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)
100 0.140 12/01/30 100
Mississippi Business Finance Corp. Revenue Bonds(~)(Ê)
6,500 0.130 11/01/35 6,500
14,332
Missouri - 0.5%
Branson Industrial Development Authority Tax Allocation
135 5.500 06/01/29 131
Cape Girardeau County Industrial Development Authority Revenue Bonds
75 5.000 03/01/36 82
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
1,560 5.000 05/01/40 1,614
I-470 Western Gateway Transportation Development District Revenue Bonds(Þ)
250 5.250 12/01/48 250
Industrial Development Authority of the City of St. Louis Revenue Bonds
100 4.750 11/15/47 88
Kansas City Land Clearance Redevelopment Authority Tax Allocation(Þ)
1,500 5.000 02/01/40 1,568
Missouri State Health & Educational Facilities Authority Revenue Bonds
155 5.000 09/01/43 180
Missouri State Health & Educational Facilities Authority Revenue Bonds
130 5.000 09/01/48 150
St. Louis County Industrial Development Authority Revenue Bonds
650 5.000 08/15/30 661
State Louis Land Clearance for Redevelopment Authority Revenue Bonds
500 4.000 06/01/41 520
5,244
Montana - 0.2%
Montana Facility Finance Authority Health Care Facilities Revenue Bonds
1,500 5.000 07/01/43 1,749
Nevada - 0.3%
Carson City Hospital Revenue Bonds
1,025 5.000 09/01/47 1,181
Henderson Local Improvement Districts Special Assessment
50 4.000 09/01/35 49
Las Vegas Convention & Visitors Authority Revenue Bonds
70 5.000 07/01/29 85
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 07/01/30 58
Las Vegas Convention & Visitors Authority Revenue Bonds
35 5.000 07/01/35 41
Las Vegas Convention & Visitors Authority Revenue Bonds
155 5.000 07/01/43 179
Las Vegas Convention & Visitors Authority Revenue Bonds
80 4.000 06/01/49 80
Las Vegas Convention & Visitors Authority Revenue Bonds
50 5.000 12/01/49 53
Las Vegas Redevelopment Agency Tax Allocation
250 5.000 06/15/45 280

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
276 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Las Vegas Special Improvement District 607 Special Assessment
170 5.000 06/01/24 185
Las Vegas Special Improvement District No. 813 Special Assessment
20 4.250 06/01/37 20
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.375 06/01/42 25
Las Vegas Special Improvement District No. 813 Special Assessment
25 4.500 06/01/47 25
Nevada Department of Business & Industry Revenue Bonds(Þ)
1,100 5.000 07/15/37 1,164
3,425
New Hampshire - 0.6%
New Hampshire Business Finance Authority Revenue Bonds(~)(ae)(Ê)
1,000 0.870 10/01/21 1,000
New Hampshire Business Finance Authority Revenue Bonds(~)(Ê)
100 2.950 04/01/29 97
New Hampshire Health and Education Facilities Authority Revenue Bonds
350 5.000 08/01/32 427
New Hampshire Health and Education Facilities Authority Revenue Bonds
370 5.000 08/01/33 449
New Hampshire Health and Education Facilities Authority Revenue Bonds
390 5.000 08/01/34 472
New Hampshire Health and Education Facilities Authority Revenue Bonds
415 5.000 08/01/35 501
New Hampshire Health and Education Facilities Authority Revenue Bonds
430 5.000 08/01/36 517
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 10/01/36 536
New Hampshire Health and Education Facilities Authority Revenue Bonds
455 5.000 08/01/37 546
New Hampshire Health and Education Facilities Authority Revenue Bonds
480 5.000 08/01/38 575
New Hampshire Health and Education Facilities Authority Revenue Bonds
500 5.000 08/01/39 597
New Hampshire Health and Education Facilities Authority Revenue Bonds
525 5.000 08/01/40 626
6,343
New Jersey - 4.9%
City of Atlantic City General Obligation Unlimited
500 5.000 12/01/24 501
City of Atlantic City General Obligation Unlimited
450 5.000 12/01/25 447
City of Atlantic City General Obligation Unlimited
270 5.000 12/01/28 265
City of Atlantic City General Obligation Unlimited(µ)
225 5.000 03/01/32 276
City of Atlantic City General Obligation Unlimited(µ)
35 5.000 03/01/37 42
City of Atlantic City General Obligation Unlimited(µ)
45 5.000 03/01/42 54
New Jersey Economic Development Authority Revenue Bonds
1,750 5.125 09/15/23 1,792
New Jersey Economic Development Authority Revenue Bonds(µ)
1,360 7.425 02/15/29 1,693
New Jersey Economic Development Authority Revenue Bonds
2,000 5.250 09/15/29 2,049
New Jersey Economic Development Authority Revenue Bonds
500 4.000 07/01/32 544
New Jersey Economic Development Authority Revenue Bonds
500 5.000 07/01/32 490
New Jersey Economic Development Authority Revenue Bonds
500 5.000 06/15/41 561
New Jersey Economic Development Authority Revenue Bonds(µ)
200 5.000 06/01/42 234
New Jersey Economic Development Authority Revenue Bonds
635 5.000 06/15/42 722
New Jersey Economic Development Authority Revenue Bonds
1,500 5.375 01/01/43 1,654
New Jersey Economic Development Authority Revenue Bonds
5,000 5.000 11/01/44 5,807
New Jersey Economic Development Authority Revenue Bonds
100 5.000 07/01/47 90
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 07/15/47 1,102
New Jersey Economic Development Authority Revenue Bonds
675 5.000 10/01/47 732
New Jersey Economic Development Authority Revenue Bonds
1,250 5.000 01/01/48 1,150
New Jersey Educational Facilities Authority Revenue Bonds
200 4.000 07/01/42 182
New Jersey Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/46 1,004
New Jersey Educational Facilities Authority Revenue Bonds
500 3.000 07/01/50 488
New Jersey Health Care Facilities Financing Authority Revenue Bonds
100 5.000 07/01/30 119
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)
300 4.125 07/01/38 323
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)
150 5.000 07/01/46 168
New Jersey Transportation Trust Fund Authority Revenue Bonds(ae)
400 5.500 06/15/21 419
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,400 3.912 12/15/26 1,203
New Jersey Transportation Trust Fund Authority Revenue Bonds
600 4.302 12/15/29 468
New Jersey Transportation Trust Fund Authority Revenue Bonds
530 5.000 06/15/30 614
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
2,160 4.168 12/15/30 1,636
New Jersey Transportation Trust Fund Authority Revenue Bonds
290 5.000 06/15/31 334
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 4.000 12/15/31 410
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.403 12/15/32 547
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
500 3.965 12/15/33 347
New Jersey Transportation Trust Fund Authority Revenue Bonds
730 4.465 12/15/33 484
New Jersey Transportation Trust Fund Authority Revenue Bonds
450 5.000 12/15/33 532

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 277
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New Jersey Transportation Trust Fund Authority Revenue Bonds
100 4.526 12/15/34 64
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
975 4.823 12/15/34 655
New Jersey Transportation Trust Fund Authority Revenue Bonds
370 5.000 12/15/35 434
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
4,950 5.130 12/15/35 3,091
New Jersey Transportation Trust Fund Authority Revenue Bonds
550 5.591 12/15/35 338
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
125 4.342 12/15/36 75
New Jersey Transportation Trust Fund Authority Revenue Bonds
3,755 4.668 12/15/36 2,210
New Jersey Transportation Trust Fund Authority Revenue Bonds
460 5.000 12/15/36 538
New Jersey Transportation Trust Fund Authority Revenue Bonds
6,735 4.649 12/15/37 3,798
New Jersey Transportation Trust Fund Authority Revenue Bonds
675 5.000 06/15/38 735
New Jersey Transportation Trust Fund Authority Revenue Bonds
320 4.250 12/15/38 352
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,060 5.000 06/15/42 1,108
New Jersey Transportation Trust Fund Authority Revenue Bonds
400 4.000 06/15/44 429
New Jersey Turnpike Authority Revenue Bonds
1,785 4.000 01/01/48 1,982
South Jersey Port Corp. Revenue Bonds
1,645 5.000 01/01/36 1,823
South Jersey Port Corp. Revenue Bonds
1,450 5.000 01/01/48 1,571
South Jersey Port Corp. Revenue Bonds
2,000 5.000 01/01/49 2,245
South Jersey Transportation Authority LLC Revenue Bonds
315 5.000 11/01/26 354
South Jersey Transportation Authority LLC Revenue Bonds
945 5.000 11/01/39 1,027
Tobacco Settlement Financing Corp. Revenue Bonds
1,640 5.000 06/01/46 1,857
Union County Improvement Authority Revenue Bonds(Þ)
350 6.750 12/01/41 329
54,498
New Mexico - 0.0%
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
50 4.000 09/01/33 56
Village of Los Ranchos de Albuquerque New Mexico Revenue Bonds
75 4.000 09/01/40 83
139
New York - 3.5%
Brooklyn Arena Local Development Corp. Revenue Bonds(µ)
30 3.000 07/15/43 30
City of New York General Obligation Unlimited
275 5.000 03/01/44 337
Dutchess County Industrial Development Agency Revenue Bonds
1,000 4.500 08/01/36 943
Hempstead Town Local Development Corp. Revenue Bonds
25 5.000 07/01/30 29
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/33 40
Hempstead Town Local Development Corp. Revenue Bonds
35 5.000 07/01/35 40
Hempstead Town Local Development Corp. Revenue Bonds
30 5.000 07/01/36 34
Hempstead Town Local Development Corp. Revenue Bonds
20 5.000 07/01/38 23
Jefferson County Civic Facility Development Corp. Revenue Bonds
1,000 4.000 11/01/32 1,116
Metropolitan Transportation Authority Revenue Bonds
245 4.000 02/01/22 250
Metropolitan Transportation Authority Revenue Bonds
250 5.000 02/01/23 262
Metropolitan Transportation Authority Revenue Bonds
140 5.000 11/15/25 156
Metropolitan Transportation Authority Revenue Bonds
85 5.000 11/15/27 95
Metropolitan Transportation Authority Revenue Bonds
150 5.000 11/15/28 168
Metropolitan Transportation Authority Revenue Bonds
60 5.000 11/15/29 67
Metropolitan Transportation Authority Revenue Bonds
140 4.000 11/15/32 146
Metropolitan Transportation Authority Revenue Bonds
50 4.000 11/15/35 52
Metropolitan Transportation Authority Revenue Bonds
160 5.000 11/15/38 168
Metropolitan Transportation Authority Revenue Bonds
115 5.000 11/15/39 123
Metropolitan Transportation Authority Revenue Bonds
30 5.250 11/15/39 32
Metropolitan Transportation Authority Revenue Bonds
15 Zero coupon 11/15/40 7
Metropolitan Transportation Authority Revenue Bonds
240 5.000 11/15/43 251
Metropolitan Transportation Authority Revenue Bonds
105 5.000 11/15/44 111
Metropolitan Transportation Authority Revenue Bonds
440 4.750 11/15/45 491
Metropolitan Transportation Authority Revenue Bonds
340 5.000 11/15/50 390
Metropolitan Transportation Authority Revenue Bonds
125 5.250 11/15/55 142
New York City Housing Development Corp. Revenue Bonds
600 3.500 02/15/48 623
New York City Industrial Development Agency Revenue Bonds(µ)
2,175 5.000 01/01/39 2,176
New York City Water & Sewer System Revenue Bonds
1,975 4.000 06/15/40 2,372
New York Counties Tobacco Trust IV Revenue Bonds
8,455 Zero coupon 06/01/60 282
New York Liberty Development Corp. Revenue Bonds(Þ)
1,430 5.000 11/15/44 1,521

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
278 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York Liberty Development Corp. Revenue Bonds
2,000 2.800 09/15/69 1,964
New York State Dormitory Authority Revenue Bonds(Þ)
900 5.000 12/01/29 1,080
New York State Dormitory Authority Revenue Bonds(Þ)
400 5.000 12/01/35 453
New York State Dormitory Authority Revenue Bonds
125 4.000 09/01/45 138
New York State Dormitory Authority Revenue Bonds
2,000 4.000 07/01/50 2,296
New York State Dormitory Authority Revenue Bonds(µ)
355 3.000 09/01/50 372
New York State Dormitory Authority Revenue Bonds
330 4.000 09/01/50 362
New York Transportation Development Corp. Revenue Bonds
1,800 5.000 08/01/26 1,805
New York Transportation Development Corp. Revenue Bonds
70 5.000 01/01/29 78
New York Transportation Development Corp. Revenue Bonds
1,000 5.000 01/01/30 1,103
New York Transportation Development Corp. Revenue Bonds
1,355 5.250 08/01/31 1,412
New York Transportation Development Corp. Revenue Bonds
1,315 4.000 07/01/33 1,381
New York Transportation Development Corp. Revenue Bonds
1,825 4.000 01/01/36 1,860
New York Transportation Development Corp. Revenue Bonds
430 5.375 08/01/36 449
New York Transportation Development Corp. Revenue Bonds(µ)
1,000 4.000 07/01/46 1,057
New York Transportation Development Corp. Revenue Bonds
475 5.000 07/01/46 516
New York Transportation Development Corp. Revenue Bonds
3,175 5.250 01/01/50 3,471
Oneida County Local Development Corp. Revenue Bonds(µ)
30 4.000 12/01/32 36
Oneida County Local Development Corp. Revenue Bonds(µ)
35 4.000 12/01/33 41
Oneida County Local Development Corp. Revenue Bonds(µ)
50 4.000 12/01/34 59
Oneida County Local Development Corp. Revenue Bonds(µ)
30 4.000 12/01/35 35
Oneida County Local Development Corp. Revenue Bonds(µ)
40 4.000 12/01/36 47
Oneida County Local Development Corp. Revenue Bonds(µ)
60 4.000 12/01/37 70
Oneida County Local Development Corp. Revenue Bonds(µ)
30 4.000 12/01/38 35
Oneida County Local Development Corp. Revenue Bonds(µ)
215 3.000 12/01/39 228
Oneida County Local Development Corp. Revenue Bonds(µ)
60 3.000 12/01/40 63
Oneida County Local Development Corp. Revenue Bonds(µ)
120 4.000 12/01/49 136
Port Authority of New York & New Jersey Revenue Bonds
265 4.000 07/15/55 299
Port Authority of New York & New Jersey Revenue Bonds
315 4.000 07/15/60 352
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
2,350 6.625 06/01/44 2,433
Suffolk Tobacco Asset Securitization Corp. Revenue Bonds
250 6.000 06/01/48 250
TSASC, Inc. Revenue Bonds
2,500 5.000 06/01/48 2,569
Westchester County Local Development Corp. Revenue Bonds
125 5.000 11/01/46 133
Yonkers New York Economic Development Corp. Revenue Bonds
25 5.000 10/15/39 27
Yonkers New York Economic Development Corp. Revenue Bonds
30 5.000 10/15/49 31
Yonkers New York Economic Development Corp. Revenue Bonds
30 5.000 10/15/54 31
39,149
North Carolina - 0.7%
North Carolina Department of Transportation Revenue Bonds
75 5.000 12/31/37 79
North Carolina Medical Care Commission Revenue Bonds
1,620 5.000 10/01/42 1,690
North Carolina Medical Care Commission Revenue Bonds
1,105 5.000 07/01/44 1,177
North Carolina Medical Care Commission Revenue Bonds
1,000 5.000 01/01/49 1,055
North Carolina Turnpike Authority Revenue Bonds
2,000 5.000 01/01/49 2,406
North Carolina Turnpike Authority Revenue Bonds
1,000 5.000 07/01/51 1,088
North Carolina Turnpike Authority Revenue Bonds
50 4.000 01/01/55 55
7,550
North Dakota - 0.4%
County of Burleigh North Dakota Revenue Bonds
705 5.200 04/15/46 695
County of Ward Health Care Facilities Revenue Bonds
1,000 5.000 06/01/38 1,127
County of Ward Health Care Facilities Revenue Bonds
2,500 5.000 06/01/48 2,768
4,590
Ohio - 3.4%
Akron Bath Copley Joint Township Hospital District Revenue Bonds
3,000 5.250 11/15/46 3,440
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
40 4.000 06/01/37 47
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/38 64
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
55 4.000 06/01/39 64
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
300 3.000 06/01/48 301
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
1,230 4.000 06/01/48 1,375

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 279
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
7,520 5.000 06/01/55 8,288
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
4,525 6.259 06/01/57 654
Centerville Health Care Revenue Bonds
100 5.250 11/01/37 104
Centerville Health Care Revenue Bonds
150 5.250 11/01/50 153
Cleveland-Cuyahoga County Port Authority Revenue Bonds
1,000 4.000 08/01/44 1,093
Columbus-Franklin County Finance Authority Revenue Bonds
1,505 4.000 11/15/38 1,551
County of Cuyahoga Hospital Revenue Bonds
2,140 5.000 02/15/42 2,397
County of Darke Revenue Bonds
50 4.000 09/01/40 53
County of Darke Revenue Bonds
50 4.000 09/01/45 53
County of Darke Revenue Bonds
75 5.000 09/01/49 80
County of Lucas Hospital Revenue Bonds
1,650 5.250 11/15/48 1,867
Cuyahoga County Hospital Revenue Bonds
1,000 5.000 02/15/37 1,130
Cuyahoga County Hospital Revenue Bonds
2,000 5.000 02/15/57 2,224
Cuyahoga County Hospital Revenue Bonds
2,000 5.500 02/15/57 2,270
Franklin County Convention Facilities Authority Revenue Bonds
500 5.000 12/01/51 486
Ohio Air Quality Development Authority Revenue Bonds(Þ)
100 3.750 01/15/28 108
Ohio Air Quality Development Authority Revenue Bonds
230 3.250 09/01/29 248
Ohio Air Quality Development Authority Revenue Bonds(Þ)
120 4.250 01/15/38 128
Ohio Air Quality Development Authority Revenue Bonds(Þ)
1,190 4.500 01/15/48 1,262
Ohio Higher Educational Facility Commission Revenue Bonds
1,385 5.250 12/01/43 1,410
Ohio Higher Educational Facility Commission Revenue Bonds
2,000 5.000 11/01/44 2,179
Port of Greater Cincinnati Development Authority Revenue Bonds
3,175 5.000 11/15/45 3,611
State of Ohio Hospital Revenue Bonds(Þ)
110 5.000 12/01/38 119
State of Ohio Hospital Revenue Bonds
350 3.000 01/15/45 358
State of Ohio Hospital Revenue Bonds(Þ)
275 5.000 12/01/48 292
Toledo-Lucas Port Authority Revenue Bonds
925 5.000 07/01/39 949
38,358
Oklahoma - 0.6%
Norman Regional Hospital Authority Revenue Bonds
1,500 5.000 09/01/37 1,735
Oklahoma Development Finance Authority Revenue Bonds
2,040 5.000 08/01/47 816
Oklahoma Development Finance Authority Revenue Bonds(µ)
500 4.000 08/15/52 549
Oklahoma Development Finance Authority Revenue Bonds
660 5.250 08/01/57 264
Oklahoma Development Finance Authority Revenue Bonds
500 5.500 08/15/57 593
Tulsa Airports Improvement Trust Revenue Bonds(~)(ae)(Ê)
1,305 5.000 06/01/25 1,312
Tulsa County Industrial Authority Revenue Bonds
1,000 5.250 11/15/37 1,065
6,334
Oregon - 0.7%
Astoria Hospital Facilities Authority Revenue Bonds
740 5.000 08/01/41 856
Clackamas County Hospital Facility Authority Revenue Bonds
500 5.125 11/15/40 526
Clackamas County Hospital Facility Authority Revenue Bonds
25 5.375 11/15/55 26
Medford Hospital Facilities Authority Revenue Bonds(µ)
275 4.000 08/15/45 322
Medford Hospital Facilities Authority Revenue Bonds
100 5.000 08/15/45 127
Medford Hospital Facilities Authority Revenue Bonds
215 4.000 08/15/50 246
Medford Hospital Facilities Authority Revenue Bonds
160 5.000 08/15/50 202
Oregon State Facilities Authority Revenue Bonds(Þ)
1,000 5.000 10/01/36 1,003
Oregon State Facilities Authority Revenue Bonds
2,500 5.000 04/01/45 2,780
Oregon State Facilities Authority Revenue Bonds
500 5.000 10/01/46 575
Oregon State Facilities Authority Revenue Bonds(Þ)
1,000 5.000 10/01/48 992
7,655
Pennsylvania - 4.6%
Allegheny County Hospital Development Authority Revenue Bonds
1,765 4.000 04/01/44 1,943
Allegheny County Industrial Development Authority Revenue Bonds
250 4.875 11/01/24 238
Allegheny County Industrial Development Authority Revenue Bonds
150 5.125 05/01/30 135
Allentown Development Authority Tax Revenue Bonds(Þ)
1,000 5.000 05/01/33 1,062
Allentown Development Authority Tax Revenue Bonds(Þ)
250 5.000 05/01/42 262
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds(Þ)
910 5.000 05/01/28 973

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
280 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds(Þ)
500 5.000 05/01/32 531
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds
4,250 5.000 05/01/42 4,429
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 11/01/29 56
Bucks County Industrial Development Authority Revenue Bonds
50 5.000 11/01/30 56
Bucks County Industrial Development Authority Revenue Bonds
75 5.000 11/01/34 83
Bucks County Industrial Development Authority Revenue Bonds
100 5.000 10/01/37 108
Bucks County Industrial Development Authority Revenue Bonds
300 5.000 11/01/47 324
Chester County Health & Education Facilities Authority Revenue Bonds
795 5.000 11/01/24 749
Chester County Health & Education Facilities Authority Revenue Bonds
625 5.000 11/01/25 580
Chester County Health & Education Facilities Authority Revenue Bonds
1,985 5.000 11/01/37 1,608
Chester County Industrial Development Authority Revenue Bonds
1,255 5.000 12/15/51 1,389
City of Erie Higher Education Building Authority Revenue Bonds
2,065 5.000 09/15/33 2,097
City of Harrisburg General Obligation Unlimited(µ)
285 4.697 09/15/22 260
City of Scranton General Obligation Unlimited(Þ)
1,275 5.000 09/01/28 1,495
Clairton Municipal Authority Revenue Bonds
240 5.000 12/01/42 258
Commonwealth Financing Authority Revenue Bonds
100 5.000 06/01/34 124
Commonwealth Financing Authority Revenue Bonds
185 5.000 06/01/35 229
Commonwealth Financing Authority Revenue Bonds(µ)
1,525 4.000 06/01/39 1,735
Dauphin County General Authority Revenue Bonds(Þ)
1,000 5.125 10/15/41 934
Doylestown Hospital Authority Revenue Bonds
335 3.950 07/01/24 339
East Hempfield Township Industrial Development Authority Revenue Bonds
600 5.000 07/01/45 601
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/43 101
Franklin County Industrial Development Authority Revenue Bonds
100 5.000 12/01/48 100
Franklin County Industrial Development Authority Revenue Bonds
510 5.000 12/01/49 511
Franklin County Industrial Development Authority Revenue Bonds
150 5.000 12/01/53 150
Geisinger Authority Revenue Bonds(~)(Ê)
100 1.230 05/01/37 89
General Authority of Southcentral Pennsylvania Revenue Bonds
75 4.000 06/01/44 87
General Authority of Southcentral Pennsylvania Revenue Bonds
125 5.000 06/01/44 156
General Authority of Southcentral Pennsylvania Revenue Bonds(Þ)
1,765 6.500 07/15/48 2,005
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/28 592
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue Bonds
500 5.000 07/01/33 579
Huntingdon County General Authority Revenue Bonds
1,000 5.000 05/01/46 1,045
Lancaster County Hospital Authority Revenue Bonds
1,000 5.250 07/01/41 1,034
Latrobe Industrial Development Authority Revenue Bonds
1,375 5.000 05/01/43 1,428
Montgomery County Higher Education & Health Authority Revenue Bonds
1,500 5.000 12/01/37 1,594
Montgomery County Industrial Development Authority Revenue Bonds
1,530 5.000 11/15/36 1,766
Montgomery County Industrial Development Authority Revenue Bonds
135 5.000 11/15/45 159
Montgomery County Industrial Development Authority Revenue Bonds
1,700 5.250 01/15/46 1,801
Northampton County General Purpose Authority Revenue Bonds
1,000 5.000 10/01/36 1,056
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
55 5.000 05/01/44 60
Northeastern Pennsylvania Hospital & Education Authority Revenue Bonds
75 5.000 05/01/49 81
Pennsylvania Economic Development Financing Authority Revenue Bonds(~)(ae)
(Ê)
2,000 5.000 09/01/20 2,001
Pennsylvania Economic Development Financing Authority Revenue Bonds(Þ)
375 5.750 06/01/36 368
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,250 5.000 06/30/42 1,368
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
355 6.250 09/01/33 378
Pennsylvania Higher Educational Facilities Authority Revenue Bonds
950 5.500 07/15/43 992
Pennsylvania Turnpike Commission Revenue Bonds
1,250 5.000 12/01/40 1,440
Pennsylvania Turnpike Commission Revenue Bonds
2,140 5.250 12/01/44 2,721
Pennsylvania Turnpike Commission Revenue Bonds
1,000 5.250 06/01/47 1,180
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/50 116
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
100 5.625 07/01/42 105
Scranton Redevelopment Authority Revenue Bonds
100 5.000 11/15/28 97
Scranton School District General Obligation Limited.(µ)
2,025 4.250 06/01/37 2,248
Susquehanna Area Regional Airport Authority Revenue Bonds
200 5.000 01/01/38 214
The Berks County Municipal Authority Revenue Bonds
1,225 5.000 10/01/49 1,257

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 281
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington County Redevelopment Authority Tax Allocation
265 5.000 07/01/28 274
51,751
Puerto Rico - 6.1%
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
110 5.000 07/01/21 76
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
130 5.125 07/01/31 90
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
235 5.000 07/01/35 163
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
4,470 8.000 07/01/35 2,609
Commonwealth of Puerto Rico General Obligation Unlimited(Ø)
225 6.000 07/01/40 148
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds
6,928 7.500 08/20/40 4,546
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
1,000 5.000 07/01/21 1,036
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
30 4.250 07/01/25 30
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)
265 5.000 07/01/28 267
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
20 5.000 07/01/30 21
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
110 5.000 07/01/33 113
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
325 5.125 07/01/37 334
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,710 5.250 07/01/42 5,875
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,220 6.000 07/01/44 2,256
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
200 6.000 07/01/47 209
Puerto Rico Commonwealth General Obligation Unlimited(µ)
100 5.000 07/01/31 100
Puerto Rico Convention Center District Authority Revenue Bonds(µ)
2,100 5.000 07/01/31 2,101
Puerto Rico Electric Power Authority Revenue Bonds(µ)
565 5.000 07/01/22 568
Puerto Rico Electric Power Authority Revenue Bonds(Ø)
1,685 5.250 07/01/27 1,158
Puerto Rico Electric Power Authority Revenue Bonds(Ø)
2,275 5.000 07/01/28 1,558
Puerto Rico Electric Power Authority Revenue Bonds(Ø)
5,000 5.250 07/01/28 3,437
Puerto Rico Electric Power Authority Revenue Bonds(~)(µ)(Ê)
2,840 1.480 07/01/29 2,506
Puerto Rico Electric Power Authority Revenue Bonds(µ)
100 5.250 07/01/32 102
Puerto Rico Electric Power Authority Revenue Bonds(µ)
355 4.750 07/01/33 357
Puerto Rico Electric Power Authority Revenue Bonds(Ø)
400 6.750 07/01/36 280
Puerto Rico Electric Power Authority Revenue Bonds(Ø)
650 5.250 07/01/49 444
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
20 5.500 07/01/26 22
Puerto Rico Highway & Transportation Authority Revenue Bonds(Ø)
420 5.000 07/01/28 371
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
140 5.500 07/01/29 156
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
515 5.250 07/01/31 544
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
10 5.500 07/01/31 11
Puerto Rico Highway & Transportation Authority Revenue Bonds(Ø)
205 5.000 07/01/32 94
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
25 5.250 07/01/32 27
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
525 5.250 07/01/33 574
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
270 5.250 07/01/34 296
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
65 5.250 07/01/35 66
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
1,690 5.250 07/01/36 1,859
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
160 4.750 07/01/38 161
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
7,060 5.250 07/01/38 7,323
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
250 5.250 07/01/41 274
Puerto Rico Highway & Transportation Authority Revenue Bonds(Ø)
180 5.000 07/01/42 83
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)
305 5.500 07/01/25 332
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)
55 5.620 07/01/28 38
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)
310 5.620 07/01/29 206
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)
730 6.302 07/01/35 367
Puerto Rico Infrastructure Financing Authority Revenue Bonds(µ)
125 5.601 07/01/37 57
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
104 3.941 07/01/24 95
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
394 4.030 07/01/27 330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
273 Zero coupon 07/01/29 214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
249 4.491 07/01/31 180
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
585 Zero coupon 07/01/33 391
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
220 4.500 07/01/34 232
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
5,948 4.329 07/01/40 6,194
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
221 4.550 07/01/40 233

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
282 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
4,326 5.709 07/01/46 1,260
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
6,659 5.772 07/01/51 1,396
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
32 4.536 07/01/53 34
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,408 4.750 07/01/53 1,497
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
674 4.784 07/01/58 718
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
11,477 5.000 07/01/58 12,400
68,419
Rhode Island - 0.2%
Tobacco Settlement Financing Corp. Revenue Bonds
3,450 6.959 06/01/52 526
Tobacco Settlement Financing Corp. Revenue Bonds
12,000 8.861 06/01/52 1,759
2,285
South Carolina - 0.8%
Berkeley County Special Assessment
500 4.000 11/01/30 505
South Carolina Jobs-Economic Development Authority Revenue Bonds
135 5.000 11/15/47 154
South Carolina Jobs-Economic Development Authority Revenue Bonds
1,465 5.250 11/15/52 1,493
South Carolina Public Service Authority Revenue Bonds
2,865 5.000 12/01/39 3,257
South Carolina Public Service Authority Revenue Bonds
1,350 5.000 12/01/46 1,524
South Carolina Public Service Authority Revenue Bonds
250 5.250 12/01/55 291
South Carolina Transportation Infrastructure Bank Revenue Bonds(ae)
125 5.250 07/01/25 155
South Carolina Transportation Infrastructure Bank Revenue Bonds
1,800 2.250 10/01/32 1,846
9,225
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
125 4.000 08/01/44 140
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
100 5.000 08/01/49 121
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
2,000 5.000 10/01/44 2,044
Greenville Health & Educational Facilities Board Revenue Bonds
275 4.000 07/01/40 302
Johnson City Health & Educational Facilities Board Revenue Bonds
1,000 5.000 08/15/42 1,053
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
20 5.000 10/01/29 23
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
35 5.000 10/01/39 39
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/40 115
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
1,000 5.000 10/01/41 1,080
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
100 5.000 07/01/46 114
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities Board Revenue Bonds
50 5.000 10/01/48 54
5,085
Texas - 4.8%
Arlington Higher Education Finance Corp. Revenue Bonds
520 3.000 08/15/49 556
Bexar County Health Facilities Development Corp. Revenue Bonds
750 5.000 07/15/37 790
Bexar County Health Facilities Development Corp. Revenue Bonds
600 5.000 07/15/42 624
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.250 12/01/35 56
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
65 5.000 12/01/40 69
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
Bonds
50 5.000 12/01/45 52
Central Texas Regional Mobility Authority Revenue Bonds
1,000 4.000 01/01/41 1,061
Central Texas Regional Mobility Authority Revenue Bonds
100 5.000 01/01/45 113
Central Texas Regional Mobility Authority Revenue Bonds
100 5.000 01/01/46 114
Central Texas Turnpike System Revenue Bonds
3,000 5.000 08/15/42 3,280
Central Texas Turnpike System Revenue Bonds
3,530 5.000 06/30/58 4,120
City of Aubrey Revenue Bonds
660 7.250 09/01/45 706
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds(Þ)
330 5.125 11/01/33 350
City of Celina Texas Special Assessment(Þ)
165 4.125 09/01/39 173

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 283
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Celina Texas Special Assessment
50 6.250 09/01/45 52
City of Celina Texas Special Assessment
100 7.500 09/01/45 107
City of Fort Worth Special Assessment Revenue Bonds(Þ)
150 5.000 09/01/32 153
City of Hackberry Special Assessment Contract Revenue Bonds
85 4.500 09/01/32 97
City of Hackberry Special Assessment Contract Revenue Bonds
620 4.500 09/01/38 697
City of Hackberry Special Assessment Contract Revenue Bonds
100 5.000 09/01/44 110
City of Hackberry Special Assessment Contract Revenue Bonds
145 5.000 09/01/47 159
City of Haslet Texas Special Assessment(Þ)
200 4.375 09/01/49 211
City of Houston Airport Facilities Revenue Bonds
2,400 5.000 07/15/35 2,436
City of Houston Airport System Revenue Bonds
295 5.000 07/01/27 308
City of Houston Airport System Revenue Bonds
740 5.000 07/15/27 767
City of Houston Airport System Revenue Bonds
2,995 5.000 07/15/28 3,120
City of Houston Airport System Revenue Bonds
500 5.000 07/01/29 514
City of Houston Airport System Revenue Bonds
1,000 5.000 07/15/30 1,031
City of Justin Special Assessment Revenue Bonds(Þ)
270 5.500 09/01/47 298
City of Kyle Special Assessment Revenue Bonds(Þ)
100 4.625 09/01/39 109
City of Kyle Special Assessment Revenue Bonds(Þ)
100 4.750 09/01/44 108
City of Lago Vista Texas Special Assessment
55 3.750 09/01/42 55
City of Lavon Special Assessment Revenue Bonds(Þ)
100 4.250 09/15/39 106
City of Lavon Special Assessment Revenue Bonds(Þ)
100 4.500 09/15/49 106
City of Manor Special Assessment Revenue Bonds(Þ)
100 4.500 09/15/40 107
City of Mclendon-Chisholm Special Assessment(Þ)
100 4.375 09/15/49 107
City of Mclendon-Chisholm Texas Special Assessment(µ)
100 2.500 09/15/35 99
City of Mclendon-Chisholm Texas Special Assessment(µ)
650 3.000 09/15/45 651
City of Mesquite Special Assessment Revenue Bonds(Þ)
100 5.750 09/15/39 107
City of Mesquite Special Assessment Revenue Bonds(Þ)
1,000 5.375 09/01/48 1,132
City of Mesquite Special Assessment Revenue Bonds(Þ)
150 6.000 09/15/49 161
City of Oak Point Special Assessment Revenue Bonds(Þ)
100 4.125 09/01/48 104
City of Oak Point Special Assessment Revenue Bonds(Þ)
100 4.500 09/01/48 106
City of Princeton Special Assessment(Þ)
225 3.750 09/01/40 234
City of Princeton Special Assessment(Þ)
125 3.875 09/01/40 128
City of Princeton Special Assessment(Þ)
35 4.375 09/01/49 37
City of Princeton Special Assessment(Þ)
325 4.000 09/01/50 338
City of Princeton Special Assessment(Þ)
161 4.125 09/01/50 165
City of Princeton Special Assessment Revenue Bonds(Þ)
300 4.500 09/01/39 317
City of Princeton Special Assessment Revenue Bonds(Þ)
100 5.500 09/01/39 109
City of Princeton Special Assessment Revenue Bonds(Þ)
130 4.875 09/01/48 141
City of Princeton Special Assessment Revenue Bonds(Þ)
100 4.750 09/01/49 106
City of Princeton Special Assessment Revenue Bonds(Þ)
100 5.750 09/01/49 109
City of Royse Special Assessment Revenue Bonds(Þ)
100 4.375 09/15/30 101
City of Royse Special Assessment Revenue Bonds(Þ)
125 4.125 09/15/39 130
City of Royse Special Assessment Revenue Bonds(Þ)
100 4.125 09/15/40 101
City of Royse Special Assessment Revenue Bonds(Þ)
100 4.375 09/15/49 104
City of Royse Special Assessment Revenue Bonds(Þ)
200 4.375 09/15/50 203
City of Shenandoah Special Assessment Revenue Bonds
100 4.500 09/01/23 103
City of Shenandoah Special Assessment Revenue Bonds
145 5.700 09/01/47 163
Clifton Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/45 539
County of Harris Revenue Bonds(~)(µ)(Ê)
1,210 0.933 08/15/35 1,103
Dallas Texas Area Rapid Transit Tax Allocation
515 5.000 12/01/48 601
Decatur Hospital Authority Revenue Bonds
200 5.250 09/01/44 217
Edinburg Economic Development Corp. Revenue Bonds(Þ)
100 4.500 08/15/35 98
Edinburg Economic Development Corp. Revenue Bonds(Þ)
100 5.000 08/15/44 100
Fort Bend County Industrial Development Corp. Revenue Bonds
230 4.750 05/01/38 239
Grand Parkway Transportation Corp. Revenue Bonds
625 5.800 10/01/23 718
Grand Parkway Transportation Corp. Revenue Bonds
450 5.850 10/01/23 517
Grand Parkway Transportation Corp. Revenue Bonds
5,200 4.000 10/01/49 6,137
Harris County-Houston Sports Authority Revenue Bonds(µ)
500 Zero coupon 11/15/36 216

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
284 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Midlothian Industrial Development Corp. Revenue Bonds(~)(Ê)
300 0.100 08/01/34 300
Mission Economic Development Corp. Revenue Bonds(Þ)
1,150 4.625 10/01/31 1,220
Montgomery County Toll Road Authority Revenue Bonds
150 5.000 09/15/43 161
Montgomery County Toll Road Authority Revenue Bonds
200 5.000 09/15/48 214
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
55 5.000 04/01/36 53
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(Þ)
1,000 5.000 08/15/40 1,039
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,500 4.750 04/01/46 1,412
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(Þ)
100 5.000 08/15/51 104
North East Texas Regional Mobility Authority Revenue Bonds
385 5.000 01/01/41 417
North Texas Tollway Authority Revenue Bonds
2,250 5.000 01/01/38 2,756
Port of Beaumont Navigation District of Jefferson County Revenue Bonds(Þ)
210 6.000 01/01/25 209
Port of Beaumont Navigation District of Jefferson County Revenue Bonds(Þ)
250 3.625 01/01/35 249
Port of Beaumont Navigation District of Jefferson County Revenue Bonds(Þ)
850 4.000 01/01/50 853
Red River Education Finance Corp. Texas Education Revenue Bonds
1,255 5.500 10/01/46 1,382
San Antonio Convention Hotel Revenue Bonds(µ)
1,000 5.000 07/15/34 1,001
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
200 5.000 05/15/45 202
Texas City Industrial Development Corp. Revenue Bonds
770 4.125 12/01/45 801
Texas State Transportation Revenue Bonds
100 5.000 12/31/50 105
Texas State Transportation Revenue Bonds
100 5.000 12/31/55 105
Texas Water Development Board Revenue Bonds
750 4.000 10/15/54 899
Town of Argyle Special Assessment(Þ)
155 4.250 09/01/23 160
Town of Argyle Special Assessment(Þ)
145 5.250 09/01/47 163
Town of Hickory Creek Special Assessment
200 3.875 09/01/37 220
Town of Little Elm Special Assessment(Þ)
730 5.750 09/01/38 843
Town of Little Elm Special Assessment(Þ)
100 5.000 09/01/47 109
Viridian Municipal Management District Special Assessment
385 4.750 12/01/43 411
53,644
Utah - 0.4%
Benloch Ranch Improvement Association No. 1(Š)
700 9.750 12/01/39 700
Salt Lake City Corp. Airport Revenue Bonds
1,350 5.000 07/01/47 1,591
Utah Infrastructure Agency Revenue Bonds
2,000 5.000 10/15/40 2,170
4,461
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
1,050 5.000 10/01/42 1,102
Vermont Student Assistance Corp. Revenue Bonds
1,600 4.500 06/15/45 1,682
2,784
Virgin Islands - 0.7%
Virgin Islands Public Finance Authority Revenue Bonds
535 4.000 10/01/22 516
Virgin Islands Public Finance Authority Revenue Bonds
500 5.000 10/01/22 485
Virgin Islands Public Finance Authority Revenue Bonds
725 5.000 10/01/25 691
Virgin Islands Public Finance Authority Revenue Bonds
1,410 5.000 10/01/26 1,344
Virgin Islands Public Finance Authority Revenue Bonds
180 5.000 10/01/29 171
Virgin Islands Public Finance Authority Revenue Bonds
1,000 5.250 10/01/29 948
Virgin Islands Public Finance Authority Revenue Bonds
650 6.625 10/01/29 626
Virgin Islands Public Finance Authority Revenue Bonds
2,220 5.000 10/01/32 2,024
Virgin Islands Public Finance Authority Revenue Bonds
790 6.750 10/01/37 759
Virgin Islands Public Finance Authority Revenue Bonds
450 5.000 10/01/39 402
Virgin Islands Water & Power Authority - Electric System Revenue Bonds
250 5.000 07/01/31 220
8,186
Virginia - 1.2%
Farmville Industrial Development Authority Revenue Bonds
3,300 5.000 01/01/40 3,633
Salem Economic Development Authority Revenue Bonds
40 4.000 04/01/45 41
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/49 56
Tobacco Settlement Financing Corp. Revenue Bonds
1,975 5.200 06/01/46 1,992
Tobacco Settlement Financing Corp. Revenue Bonds
635 6.706 06/01/46 639
Tobacco Settlement Financing Corp. Revenue Bonds
125 5.000 06/01/47 125
Tobacco Settlement Financing Corp. Revenue Bonds
2,250 7.456 06/01/47 416
Tobacco Settlement Financing Corp. Revenue Bonds
12,175 11.642 06/01/47 2,379

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 285
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virginia Small Business Financing Authority Revenue Bonds
180 5.000 01/01/40 187
Virginia Small Business Financing Authority Revenue Bonds
1,010 5.000 01/01/44 1,045
Virginia Small Business Financing Authority Revenue Bonds
25 5.000 07/01/49 26
Virginia Small Business Financing Authority Revenue Bonds
2,000 5.000 12/31/52 2,239
Virginia Small Business Financing Authority Revenue Bonds
885 5.000 12/31/56 987
13,765
Washington - 0.9%
Port of Seattle Industrial Development Corp. Revenue Bonds
360 5.000 04/01/30 370
Washington Health Care Facilities Authority Revenue Bonds
210 5.000 08/01/49 253
Washington Higher Education Facilities Authority Revenue Bonds
2,500 4.000 10/01/49 2,532
Washington Higher Education Facilities Authority Revenue Bonds
75 4.000 05/01/50 83
Washington State Convention Center Public Facilities District Revenue Bonds
950 5.000 07/01/48 1,059
Washington State Convention Center Public Facilities District Revenue Bonds
2,300 4.000 07/01/58 2,383
Washington State Convention Center Public Facilities District Revenue Bonds
1,635 5.000 07/01/58 1,805
Washington State Housing Finance Commission Revenue Bonds(Þ)
150 5.000 01/01/49 151
Washington State Housing Finance Commission Revenue Bonds(Þ)
200 5.000 01/01/55 200
Whidbey Island Public Hospital District General Obligation Unlimited
1,500 5.500 12/01/33 1,604
10,440
West Virginia - 0.2%
County of Ohio WV Special District Excise Tax Revenue Bonds
55 3.000 03/01/35 52
County of Ohio WV Special District Excise Tax Revenue Bonds
150 3.000 03/01/37 139
County of Ohio WV Special District Excise Tax Revenue Bonds
150 3.250 03/01/41 139
West Virginia Economic Development Authority Revenue Bonds(~)(ae)(Ê)
175 5.000 07/01/25 181
West Virginia Hospital Finance Authority Revenue Bonds
100 5.000 09/01/38 117
West Virginia Hospital Finance Authority Revenue Bonds
75 5.000 09/01/39 88
West Virginia Hospital Finance Authority Revenue Bonds
330 5.000 01/01/43 394
West Virginia Hospital Finance Authority Revenue Bonds
640 4.125 01/01/47 698
1,808
Wisconsin - 1.2%
Public Finance Authority Revenue Bonds(Þ)
20 4.000 06/15/29 20
Public Finance Authority Revenue Bonds
35 4.000 07/01/30 35
Public Finance Authority Revenue Bonds
100 4.300 11/01/30 108
Public Finance Authority Revenue Bonds
675 5.000 10/01/31 743
Public Finance Authority Revenue Bonds
710 5.000 10/01/32 777
Public Finance Authority Revenue Bonds
1,000 5.750 04/01/35 1,092
Public Finance Authority Revenue Bonds(Þ)
630 5.250 05/15/37 669
Public Finance Authority Revenue Bonds(Þ)
525 5.000 06/15/39 537
Public Finance Authority Revenue Bonds
50 5.000 07/01/40 52
Public Finance Authority Revenue Bonds(Þ)
750 5.250 05/15/42 791
Public Finance Authority Revenue Bonds
500 5.000 07/01/42 519
Public Finance Authority Revenue Bonds(µ)
100 5.000 07/01/44 118
Public Finance Authority Revenue Bonds
75 4.000 01/01/45 85
Public Finance Authority Revenue Bonds(µ)
40 4.000 07/01/45 44
Public Finance Authority Revenue Bonds
725 5.350 12/01/45 786
Public Finance Authority Revenue Bonds
340 5.250 07/01/47 353
Public Finance Authority Revenue Bonds(Þ)
25 5.000 06/15/49 25
Public Finance Authority Revenue Bonds(µ)
150 4.125 07/01/49 166
Public Finance Authority Revenue Bonds
100 3.000 01/01/50 101
Public Finance Authority Revenue Bonds(µ)
50 4.000 07/01/50 55
Public Finance Authority Revenue Bonds(Þ)
100 5.000 06/15/54 104
Public Finance Authority Revenue Bonds(µ)
100 5.000 07/01/54 117
Public Finance Authority Revenue Bonds(Þ)
1,000 5.875 10/01/54 1,004
Public Finance Authority Revenue Bonds(µ)
65 4.000 07/01/55 71
Public Finance Authority Revenue Bonds
125 5.000 07/01/55 129
Public Finance Authority Revenue Bonds(µ)
100 5.000 07/01/58 117
Public Finance Authority Revenue Bonds(µ)
80 4.000 07/01/59 87
Wisconsin Health & Educational Facilities Authority Revenue Bonds
20 4.000 03/15/40 22
Wisconsin Health & Educational Facilities Authority Revenue Bonds
1,235 5.000 03/15/50 1,459

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
286 Tax-Exempt High Yield Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Wisconsin Public Finance Authority Revenue Bonds(Þ)
1,000 5.000 10/01/29 1,107
Wisconsin Public Finance Authority Revenue Bonds
1,595 5.000 06/01/39 1,677
12,970
Wyoming - 0.1%
County of Campbell Wastewater Facilities Revenue Bonds
1,000 3.625 07/15/39 1,096
Total Municipal Bonds
(cost $959,245) 1,009,662
Short-Term Investments - 10.9%
U.S. Cash Management Fund(@) 121,875,808 (∞) 121,863
Total Short-Term Investments
(cost $121,864) 121,863
Total Investments - 101.0%
(identified cost $1,081,109) 1,131,525
Other Assets and Liabilities, Net - (1.0)%
(11,470)
Net Assets - 100.0%
1,120,055

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 287
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
10.6%
Allentown Development Authority Tax Revenue Bonds 04/19/18 250,000 106 .72 267
262
Allentown Development Authority Tax Revenue Bonds 04/19/18 1,000,000 107 .25 1,073
1,062
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 08/18/17 500,000 108 .10 541
531
Allentown Neighborhood Improvement Zone Development Authority Revenue
Bonds 12/19/18 910,000 100 .79 917
973
Arizona Industrial Development Authority Revenue Bonds 09/08/17 1,500,000 108 .52 1,628
1,635
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
105
Aviary at Rutland Ranch Community Development District Special
Assessment 04/30/19 100,000 100 .00 100
104
Babcock Ranch Community Independent Special District Special Assessment
Revenue Bonds 12/14/18 1,070,000 99 .39 1,064
1,171
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .00 100
90
Baltimore Research Park Project Tax Allocation 10/03/19 100,000 100 .15 100
92
Beaumont Community Development District Special Assessment 01/25/19 185,000 100 .00 185
196
Bent Grass MDD Co. General Obligation Limited 06/24/20 500,000 100 .00 500
509
Brookstone Community Development District Special Assessment 01/23/18 80,000 100 .00 80
81
California Community Housing Agency Revenue Bonds 01/31/20 2,000,000 116 .52 2,330
2,244
California Community Housing Agency Revenue Bonds 07/24/20 1,000,000 111 .41 1,114
1,132
California Municipal Finance Authority Revenue Bonds 07/01/15 1,000,000 99 .44 994
1,059
California Municipal Finance Authority Revenue Bonds 11/02/16 1,500,000 102 .78 1,542
1,580
California Municipal Finance Authority Revenue Bonds 09/14/18 1,815,000 103 .79 1,884
1,908
California Municipal Finance Authority Revenue Bonds 06/18/20 65,000 100 .36 65
68
California Pollution Control Financing Authority Revenue Bonds 06/11/15 2,670,000 106 .77 2,827
2,897
California Pollution Control Financing Authority Revenue Bonds 01/17/19 2,520,000 97 .20 2,449
2,444
California Pollution Control Financing Authority Revenue Bonds 01/17/19 450,000 98 .43 443
437
California Pollution Control Financing Authority Revenue Bonds 01/30/19 550,000 110 .61 608
646
California Pollution Control Financing Authority Revenue Bonds 04/02/20 250,000 50 .36 126
134
California School Finance Authority Revenue Bonds 12/10/15 500,000 107 .26 536
550
California School Finance Authority Revenue Bonds 06/21/17 1,000,000 106 .86 1,069
1,129
California Statewide Communities Development Authority Revenue Bonds 12/28/16 2,600,000 103 .03 2,680
2,845
California Statewide Communities Development Authority Revenue Bonds 09/22/17 200,000 107 .72 215
215
California Statewide Communities Development Authority Revenue Bonds 11/01/17 2,500,000 107 .12 2,679
2,717
California Statewide Communities Development Authority Revenue Bonds 02/28/18 500,000 106 .79 534
509
California Statewide Communities Development Authority Revenue Bonds 08/08/18 1,000,000 107 .71 1,077
1,112
California Statewide Communities Development Authority Revenue Bonds 01/16/19 250,000 104 .39 261
252
California Statewide Communities Development Authority Revenue Bonds 01/16/19 200,000 105 .49 211
205
California Statewide Communities Development Authority Revenue Bonds 05/15/19 100,000 111 .12 111
101
Capital Trust Agency, Inc. Revenue Bonds 09/13/18 2,880,000 99 .89 2,876
2,713
Capital Trust Agency, Inc. Revenue Bonds 01/24/20 100,000 114 .31 114
104
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 2,000,000 100 .00 2,000
2,019
Charlotte County Industrial Development Authority Revenue Bonds 12/09/15 250,000 98 .94 247
275
Charlotte County Industrial Development Authority Revenue Bonds 05/31/19 350,000 104 .23 365
390
Chicago Board of Education General Obligation Unlimited 07/11/17 1,500,000 92 .67 1,390
1,851
Chicago Board of Education General Obligation Unlimited 07/11/17 2,000,000 94 .10 1,882
2,472
City of Austin Water Utility Improvement District Special Assessment Revenue
Bonds 12/14/18 330,000 100 .00 330
350
City of Celina Texas Special Assessment 09/11/19 165,000 100 .00 165
173
City of Fort Worth Special Assessment Revenue Bonds 08/16/17 150,000 100 .00 150
153
City of Haslet Texas Special Assessment 07/30/20 200,000 105 .75 212
211
City of Justin Special Assessment Revenue Bonds 03/27/18 270,000 100 .00 270
298
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
108
City of Kyle Special Assessment Revenue Bonds 05/08/19 100,000 100 .00 100
109
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 100 .00 100
106
City of Lavon Special Assessment Revenue Bonds 08/21/19 100,000 99 .35 99
106
City of Manor Special Assessment Revenue Bonds 12/19/19 100,000 100 .00 100
107
City of Mclendon-Chisholm Special Assessment 06/26/20 100,000 105 .45 105
107
City of Mesquite Special Assessment Revenue Bonds 09/05/18 1,000,000 100 .00 1,000
1,132

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
288 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
City of Mesquite Special Assessment Revenue Bonds 06/04/19 100,000 100 .00 100
107
City of Mesquite Special Assessment Revenue Bonds 06/04/19 150,000 100 .00 150
161
City of Minneapolis Charter Lease Revenue Bonds 12/08/17 1,400,000 102 .58 1,436
1,511
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 100 .00 100
104
City of Oak Point Special Assessment Revenue Bonds 07/25/18 100,000 99 .52 100
106
City of Princeton Special Assessment 06/23/20 125,000 100 .00 125
128
City of Princeton Special Assessment 06/23/20 161,000 100 .00 161
165
City of Princeton Special Assessment 06/23/20 225,000 100 .00 225
234
City of Princeton Special Assessment 06/23/20 325,000 100 .00 325
338
City of Princeton Special Assessment 06/26/20 35,000 105 .20 37
37
City of Princeton Special Assessment Revenue Bonds 04/24/18 130,000 100 .00 130
141
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100 .00 100
109
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100 .00 100
109
City of Princeton Special Assessment Revenue Bonds 08/27/19 100,000 100 .00 100
106
City of Princeton Special Assessment Revenue Bonds 08/27/19 300,000 103 .83 312
317
City of Royse Special Assessment Revenue Bonds 08/14/19 125,000 99 .41 124
130
City of Royse Special Assessment Revenue Bonds 06/30/20 100,000 103 .00 103
104
City of Royse Special Assessment Revenue Bonds 07/15/20 200,000 100 .75 202
203
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .25 101
101
City of Royse Special Assessment Revenue Bonds 07/30/20 100,000 101 .50 102
101
City of Scranton General Obligation Unlimited 08/30/17 1,275,000 106 .35 1,356
1,495
Connecticut State Health & Educational Facilities Authority Revenue Bonds 12/18/19 1,000,000 115 .37 1,154
1,106
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 102 .80 103
104
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 104 .08 104
105
Corkscrew Farms Community Development District Special Assessment 12/13/17 80,000 100 .00 80
88
Corkscrew Farms Community Development District Special Assessment 12/13/17 165,000 100 .00 165
182
County of Frederick Educational Facilities Revenue Bonds 01/18/18 1,705,000 106 .20 1,811
1,783
County of Prince George's Special Obligation Tax Allocation 11/16/18 115,000 98 .84 114
121
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 130,000 100 .00 130
131
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 230,000 100 .00 230
233
Creekwalk Marketplace Business Improvement District Revenue Bonds 07/29/19 600,000 100 .00 600
608
Dauphin County General Authority Revenue Bonds 01/05/18 1,000,000 97 .90 979
934
Davenport Road South Community Development District Special Assessment 02/06/18 100,000 98 .81 99
108
Davenport Road South Community Development District Special Assessment 02/06/18 150,000 98 .89 148
162
Denver Health & Hospital Authority Revenue Bonds 08/23/17 300,000 109 .48 328
349
Denver Health & Hospital Authority Revenue Bonds 08/23/17 230,000 112 .03 258
277
Denver Health & Hospital Authority Revenue Bonds 08/23/17 100,000 112 .12 112
119
Denver Health & Hospital Authority Revenue Bonds 08/23/17 220,000 112 .65 248
265
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .23 196
216
Denver Health & Hospital Authority Revenue Bonds 08/23/17 200,000 98 .87 198
217
Denver Urban Renewal Authority Tax Allocation 10/11/18 745,000 99 .16 740
760
Eagle Pointe Community Development District Special Assessment 07/15/20 50,000 100 .00 50
51
Eagle Pointe Community Development District Special Assessment 07/15/20 75,000 97 .86 73
75
East Bonita Beach Road Community Development District Special Assessment 08/29/18 625,000 100 .00 625
655
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 101 .07 101
100
Edinburg Economic Development Corp. Revenue Bonds 04/17/19 100,000 99 .89 100
98
Fairfield Community Facilities District Special Tax 06/26/20 150,000 107 .57 161
166
Florida Development Finance Corp. Revenue Bonds 04/02/19 175,000 100 .00 175
154
Florida Development Finance Corp. Revenue Bonds 04/02/19 870,000 100 .00 870
758
Florida Development Finance Corp. Revenue Bonds 04/02/19 2,450,000 100 .00 2,450
2,123
Florida Development Finance Corp. Revenue Bonds 06/20/19 685,000 113 .58 778
786
Florida Development Finance Corp. Revenue Bonds 07/23/20 115,000 103 .78 119
122
Florida Higher Educational Facilities Financial Authority Revenue Bonds 06/08/18 1,350,000 104 .28 1,408
1,324
General Authority of Southcentral Pennsylvania Revenue Bonds 08/17/18 1,765,000 107 .40 1,896
2,005
Harmony West Community Development District Special Assessment 06/19/18 1,185,000 100 .00 1,185
1,308
Hawks Point Community Development District Special Assessment Bonds 06/23/17 185,000 103 .57 192
208
Hills Minneola Community Development District Special Assessment 07/16/20 60,000 100 .00 60
61
Hills Minneola Community Development District Special Assessment 07/16/20 130,000 97 .86 127
130

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 289
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
I-470 Western Gateway Transportation Development District Revenue Bonds 02/21/19 250,000 100 .00 250
250
Illinois Finance Authority Revenue Bonds 02/25/20 555,000 120 .47 669
598
Illinois Finance Authority Revenue Bonds 07/24/20 2,760,000 100 .00 2,760
2,822
Industrial Development Authority of the City of Phoenix (The) Revenue Bonds 12/10/15 200,000 102 .11 204
870
Kansas City Land Clearance Redevelopment Authority Tax Allocation 01/10/18 1,500,000 100 .37 1,506
1,568
K-Bar Ranch II Community Development District Special Assessment 12/19/17 275,000 100 .00 275
289
K-Bar Ranch II Community Development District Special Assessment 12/19/17 185,000 100 .00 185
194
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 250,000 100 .00 250
237
La Paz County Industrial Development Authority Revenue Bonds 07/16/18 1,000,000 100 .00 1,000
913
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 200,000 100 .00 200
205
Lakeshore Villages Master Community Development District Special
Assessment 10/03/19 100,000 99 .28 99
102
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 98 .92 99
106
Lakewood Ranch Stewardship District Special Assessment 04/26/17 100,000 99 .33 99
107
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
105
Landings at Miami Community Development District Special Assessment 01/10/18 100,000 100 .00 100
105
Lee County Industrial Development Authority Revenue Bonds 12/11/17 1,640,000 100 .00 1,640
1,667
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 110 .19 55
52
Maricopa County Industrial Development Authority Revenue Bonds 01/24/20 50,000 111 .18 56
52
Massachusetts Development Finance Agency Revenue Bonds 12/07/17 1,250,000 107 .31 1,341
1,343
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 150,000 100 .00 150
143
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 100,000 100 .00 100
96
McJunkin Parkland Community Development District Special Assessment 11/01/18 250,000 98 .53 246
267
McJunkin Parkland Community Development District Special Assessment 11/01/18 200,000 99 .12 198
214
Mission Economic Development Corp. Revenue Bonds 10/30/18 1,150,000 99 .90 1,149
1,220
Mississippi Business Finance Corp. Revenue Bonds 09/06/19 1,730,000 101 .26 1,752
1,592
Mohegan Tribal Finance Authority Revenue Bonds 10/06/15 605,000 99 .57 602
591
Naples Reserve Community Development District Special Assessment 05/10/18 40,000 99 .40 40
42
Naples Reserve Community Development District Special Assessment 05/10/18 190,000 99 .63 189
200
Nevada Department of Business & Industry Revenue Bonds 08/31/17 1,100,000 103 .25 1,136
1,164
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 08/21/19 100,000 110 .78 111
104
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds 06/10/20 1,000,000 101 .80 1,018
1,039
New York Liberty Development Corp. Revenue Bonds 03/21/17 1,430,000 104 .12 1,491
1,521
New York State Dormitory Authority Revenue Bonds 06/16/15 400,000 103 .30 413
453
New York State Dormitory Authority Revenue Bonds 02/08/17 900,000 106 .24 956
1,080
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 120,000 100 .00 120
128
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 100,000 100 .00 100
108
Ohio Air Quality Development Authority Revenue Bonds 11/16/17 1,190,000 101 .85 1,212
1,262
Oregon State Facilities Authority Revenue Bonds 09/23/16 1,000,000 111 .31 1,113
1,003
Oregon State Facilities Authority Revenue Bonds 10/10/17 1,000,000 104 .00 1,040
992
Parish of St James Revenue Bonds 05/20/20 100,000 100 .00 100
119
Parish of St James Revenue Bonds 05/20/20 1,000,000 100 .00 1,000
1,098
Parish of St James Revenue Bonds 05/20/20 125,000 100 .00 125
149
Pennsylvania Economic Development Financing Authority Revenue Bonds 06/13/19 375,000 100 .70 378
368
Pima County Industrial Development Authority Revenue Bonds 05/22/20 50,000 100 .00 50
52
Pima County Industrial Development Authority Revenue Bonds 05/22/20 25,000 100 .00 25
26
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 210,000 100 .00 210
209
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 850,000 99 .56 845
853
Port of Beaumont Navigation District of Jefferson County Revenue Bonds 01/30/20 250,000 98 .57 246
249
Prairie Center Metropolitan District No. 3 Revenue Bonds 10/13/17 500,000 99 .60 498
508
Prairie Center Metropolitan District No. 7 General Obligation Limited 07/30/20 1,425,000 100 .00 1,425
1,425
Public Finance Authority Revenue Bonds 04/07/17 750,000 103 .30 775
791
Public Finance Authority Revenue Bonds 04/07/17 630,000 103 .62 653
669
Public Finance Authority Revenue Bonds 02/21/19 525,000 101 .08 526
537
Public Finance Authority Revenue Bonds 05/01/19 20,000 100 .69 20
20
Public Finance Authority Revenue Bonds 05/01/19 100,000 101 .67 102
104
Public Finance Authority Revenue Bonds 05/01/19 25,000 101 .46 25
25
Public Finance Authority Revenue Bonds 11/27/19 1,000,000 100 .00 1,000
1,004

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
290 Tax-Exempt High Yield Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 895,000 100 .00 895
951
Randal Park Community Development District Special Assessment Revenue
Bonds 11/30/18 540,000 100 .00 540
574
Rockdale County Development Authority Revenue Bonds 05/16/18 225,000 100 .51 226
235
Rolling Oaks Community Development District Special Assessment 10/24/18 200,000 100 .00 200
220
Rolling Oaks Community Development District Special Assessment 10/24/18 100,000 100 .00 100
110
Shell Point Community Development District Special Assessment 02/13/19 100,000 100 .00 100
109
Shell Point Community Development District Special Assessment 02/13/19 175,000 99 .63 174
189
Sherwood Manor Community Development District Special Assessment 09/13/18 200,000 98 .65 197
213
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 140,000 101 .00 141
152
St. Paul Housing & Redevelopment Authority Revenue Bonds 07/27/17 230,000 101 .04 232
249
State of Hawaii Department of Budget & Finance Revenue Bonds 12/04/15 2,210,000 102 .72 2,270
2,103
State of Ohio Hospital Revenue Bonds 11/14/19 275,000 106 .52 293
292
State of Ohio Hospital Revenue Bonds 12/05/19 110,000 109 .36 120
119
Timber Creek Community Development District Special Assessment 06/20/18 1,000,000 98 .14 981
1,067
Tolomato Community Development District Special Assessment 03/15/18 100,000 99 .23 99
110
Toscana Isles Community Development District Special Assessment Revenue
Bonds 11/08/18 265,000 98 .54 261
288
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .23 99
107
Touchstone Community Development District Special Assessment 02/02/18 100,000 99 .33 99
107
Town of Argyle Special Assessment 01/24/18 155,000 100 .00 155
160
Town of Argyle Special Assessment 01/24/18 145,000 100 .00 145
163
Town of Little Elm Special Assessment 12/06/17 100,000 100 .36 100
109
Town of Little Elm Special Assessment 11/07/18 730,000 100 .00 730
843
Tuscaloosa County Industrial Development Authority Revenue Bonds 04/17/19 1,000,000 100 .00 1,000
1,097
Two Lakes Community Development District Special Assessment 06/19/17 290,000 100 .00 290
308
Two Lakes Community Development District Special Assessment 06/19/17 200,000 102 .58 205
227
Union County Improvement Authority Revenue Bonds 10/23/19 350,000 100 .00 350
329
Union Park East Community Development District Special Assessment 06/02/17 500,000 102 .86 514
551
Upper Illinois River Valley Redevelopment Authority Revenue Bonds 01/23/20 100,000 106 .01 106
101
V-Dana Community Development District Special Assessment 07/23/20 100,000 98 .26 98
100
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .42 487
529
Ventana Community Development District Special Assessment 03/01/18 500,000 97 .92 490
529
Verano 1 Community Development District Special Assessment 05/04/17 100,000 98 .56 99
110
Verano 1 Community Development District Special Assessment 05/30/17 100,000 100 .00 100
113
Village at Southgate Metropolitan District General Obligation Limited 05/04/18 1,375,000 100 .00 1,375
1,405
Village Community Development District No. 12 Special Assessment 03/16/18 695,000 100 .00 695
737
Village Community Development District No. 12 Special Assessment 06/06/18 695,000 101 .30 704
735
Washington State Housing Finance Commission Revenue Bonds 09/19/19 200,000 107 .92 216
200
Washington State Housing Finance Commission Revenue Bonds 09/19/19 150,000 108 .71 163
151
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
158
Waterset Central Community Development District Special Assessment 05/01/18 150,000 100 .00 150
157
Westside Community Development District Special Assessment 09/20/19 100,000 100 .00 100
103
Westside Community Development District Special Assessment 09/20/19 100,000 99 .81 100
103
Wildblue Community Development District Special Assessment 05/23/19 125,000 100 .00 125
132
Wildblue Community Development District Special Assessment 05/23/19 225,000 99 .59 224
235
Wisconsin Public Finance Authority Revenue Bonds 12/11/19 1,000,000 115 .57 1,156
1,107
118,275
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt High Yield Bond Fund 291
Futures Contracts
Amounts in thousands (except contract amounts )
Short Positions
United States 10 Year Treasury Note Futures 158 USD 22,132 09/20
(232)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(232)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Morgan Stanley USD 4,700 Three Month LIBOR
(2)
2.250%
(3)
12/21/41
(235) (1,199) (1,434)
Total Open Interest Rate Swap Contracts (å)
(235) (1,199) (1,434)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama
$ —
$ 12,437 $ — $ — $ 12,437
Alaska — 5,746 — — 5,746
Arizona — 11,885 — — 11,885
Arkansas — 4,110 — — 4,110
California — 121,005 — — 121,005
Colorado — 43,845 — — 43,845
Connecticut — 12,622 — — 12,622
Delaware — 826 — — 826
District of Columbia — 14,270 — — 14,270
Florida — 90,880 — — 90,880
Georgia — 19,762 — — 19,762
Guam — 10,719 — — 10,719
Hawaii — 2,760 — — 2,760
Idaho — 1,291 — — 1,291
Illinois — 122,978 — — 122,978
Indiana — 3,575 — — 3,575
Iowa — 2,892 — — 2,892
Kansas — 809 — — 809
Kentucky — 4,581 — — 4,581
Louisiana — 18,587 — — 18,587
Maine — 5,734 — — 5,734
Maryland — 8,186 — — 8,186
Massachusetts — 11,537 — — 11,537
Michigan — 30,254 — — 30,254
Minnesota — 13,086 — — 13,086
Mississippi — 14,332 — — 14,332
Missouri — 5,244 — — 5,244
Montana — 1,749 — — 1,749
Nevada — 3,425 — — 3,425

Russell Investment Company
Tax-Exempt High Yield Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
292 Tax-Exempt High Yield Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
New Hampshire — 6,343 — — 6,343
New Jersey — 54,498 — — 54,498
New Mexico — 139 — — 139
New York — 39,149 — — 39,149
North Carolina — 7,550 — — 7,550
North Dakota — 4,590 — — 4,590
Ohio — 38,358 — — 38,358
Oklahoma — 6,334 — — 6,334
Oregon — 7,655 — — 7,655
Pennsylvania — 51,751 — — 51,751
Puerto Rico — 68,419 — — 68,419
Rhode Island — 2,285 — — 2,285
South Carolina — 9,225 — — 9,225
Tennessee — 5,085 — — 5,085
Texas — 53,644 — — 53,644
Utah — 3,761 700 — 4,461
Vermont — 2,784 — — 2,784
Virgin Islands — 8,186 — — 8,186
Virginia — 13,765 — — 13,765
Washington — 10,440 — — 10,440
West Virginia — 1,808 — — 1,808
Wisconsin — 12,970 — — 12,970
Wyoming — 1,096 — — 1,096
Short-Term Investments — — — 121,863 121,863
Total Investments — 1,008,962 700 121,863 1,131,525
Other Financial Instruments
T
Liabilities
Futures Contracts (232) — — — (232)
Interest Rate Swap Contracts — (1,434) — — (1,434)
Total Other Financial Instruments
*
$ (232) $ (1,434) $ — $ — $ (1,666)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 293
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Municipal Bonds - 97.6%
Alabama - 2.1%
Alabama Community College System Board of Trustees Revenue Bonds(µ)
150 4.000 01/01/33 179
Alabama Community College System Board of Trustees Revenue Bonds(µ)
200 4.000 01/01/34 237
Alabama Community College System Board of Trustees Revenue Bonds(µ)
300 4.000 01/01/36 354
Alabama Community College System Board of Trustees Revenue Bonds(µ)
530 4.000 01/01/38 621
Alabama Community College System Board of Trustees Revenue Bonds(µ)
380 4.000 01/01/39 439
Alabama Federal Aid Highway Finance Authority Revenue Bonds
1,725 5.000 09/01/28 2,240
Bessemer Governmental Utility Services Corp. Revenue Bonds(µ)
1,000 5.000 06/01/31 1,264
Birmingham Airport Authority Revenue Bonds(µ)
700 5.000 07/01/28 896
Birmingham Airport Authority Revenue Bonds(µ)
760 5.000 07/01/29 992
Birmingham Airport Authority Revenue Bonds(µ)
1,000 4.000 07/01/37 1,173
Birmingham Airport Authority Revenue Bonds(µ)
700 4.000 07/01/39 816
Birmingham Airport Authority Revenue Bonds(µ)
600 4.000 07/01/40 698
Black Belt Energy Gas District Revenue Bonds(~)(Ê)(ae)
11,000 4.000 07/01/46 11,275
City of Birmingham Special Care Facilities Financing Authority Revenue Bonds
2,000 5.000 06/01/32 2,317
City of Gadsden General Obligation Unlimited(µ)
1,690 5.000 08/01/27 2,148
County of Jefferson Sewer Revenue Bonds
2,230 5.000 10/01/22 2,423
Homewood Educational Building Authority Revenue Bonds(µ)
485 5.000 12/01/26 523
Limestone County Board of Education Special Tax(µ)
1,000 5.000 11/01/30 1,143
Limestone County Board of Education Special Tax(µ)
1,000 5.000 11/01/31 1,139
Mobile County Board of School Commissioners Revenue Bonds
1,445 5.000 03/01/32 1,541
Pell City Special Care Facilities Financing Authority Revenue Bonds
9,000 5.000 12/01/31 9,443
Phoenix City Board of Education School Warrants Special Tax(µ)
2,140 4.000 08/01/39 2,534
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,590 4.000 11/01/37 1,811
Prichard Waterworks and Sewer Board Water Revenue Bonds
1,670 4.000 11/01/38 1,895
Southeast Alabama Gas Supply District Revenue Bonds
760 4.000 06/01/24 847
Southeast Alabama Gas Supply District Revenue Bonds(ae)(Ê)
2,000 2.044 06/01/49 1,974
Troy University Revenue Bonds(µ)
2,280 5.000 11/01/37 2,796
University of South Alabama Revenue Bonds(µ)
1,530 5.000 11/01/24 1,805
University of South Alabama Revenue Bonds(µ)
1,695 5.000 11/01/25 2,061
University of South Alabama Revenue Bonds(µ)
1,000 5.000 10/01/31 1,246
University of South Alabama Revenue Bonds(µ)
715 5.000 10/01/32 883
University of South Alabama Revenue Bonds(µ)
325 5.000 10/01/36 395
University of West Alabama Revenue Bonds(µ)
100 5.000 01/01/27 121
University of West Alabama Revenue Bonds(µ)
200 5.000 01/01/28 247
University of West Alabama Revenue Bonds(µ)
200 5.000 01/01/29 252
University of West Alabama Revenue Bonds(µ)
200 5.000 01/01/30 256
University of West Alabama Revenue Bonds(µ)
300 4.000 01/01/31 353
University of West Alabama Revenue Bonds(µ)
200 4.000 01/01/32 234
University of West Alabama Revenue Bonds(µ)
300 4.000 01/01/33 349
University of West Alabama Revenue Bonds(µ)
330 4.000 01/01/34 382
University of West Alabama Revenue Bonds(µ)
430 4.000 01/01/35 496
University of West Alabama Revenue Bonds(µ)
450 4.000 01/01/36 516
University of West Alabama Revenue Bonds(µ)
250 4.000 01/01/38 285
University of West Alabama Revenue Bonds(µ)
380 4.000 01/01/39 432
64,031
Alaska - 0.3%
Alaska Industrial Development & Export Authority Revenue Bonds
3,600 3.500 12/01/20 3,607
Alaska Industrial Development & Export Authority Revenue Bonds
1,170 5.000 04/01/25 1,293
Alaska Municipal Bond Bank Authority Revenue Bonds
160 5.000 12/01/26 199
Alaska Municipal Bond Bank Authority Revenue Bonds
635 5.000 12/01/27 806
Alaska Municipal Bond Bank Authority Revenue Bonds
295 5.000 12/01/28 382
Alaska Municipal Bond Bank Authority Revenue Bonds
300 5.000 12/01/29 396
Alaska Municipal Bond Bank Authority Revenue Bonds
210 5.000 12/01/30 282
City of Valdez Revenue Bonds
750 5.000 01/01/21 764
Northern Tobacco Securitization Corp. Revenue Bonds
350 5.000 06/01/32 350
8,079

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
294 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Arizona - 1.7%
Arizona Health Facilities Authority Revenue Bonds(Ê)
6,625 2.216 01/01/37 6,216
Arizona Industrial Development Authority Revenue Bonds
490 5.000 05/01/27 524
Arizona Industrial Development Authority Revenue Bonds
270 5.000 05/01/28 290
Arizona Industrial Development Authority Revenue Bonds
1,180 5.000 11/01/28 1,495
Arizona Industrial Development Authority Revenue Bonds
1,000 5.000 11/01/32 1,236
Arizona Industrial Development Authority Revenue Bonds
1,100 5.000 11/01/35 1,340
Arizona Industrial Development Authority Revenue Bonds
275 5.000 01/01/37 254
Arizona Industrial Development Authority Revenue Bonds
1,050 5.000 11/01/37 1,271
Arizona Industrial Development Authority Revenue Bonds
200 5.000 01/01/38 182
Arizona Industrial Development Authority Revenue Bonds
1,000 5.000 11/01/39 1,205
Arizona Industrial Development Authority Revenue Bonds
195 5.000 01/01/43 177
Arizona Industrial Development Authority Revenue Bonds
225 5.000 11/01/44 269
Arizona Industrial Development Authority Revenue Bonds
500 4.500 01/01/49 417
Arizona Industrial Development Authority Revenue Bonds
250 5.000 01/01/49 214
Arizona Industrial Development Authority Revenue Bonds
275 5.000 01/01/54 245
Arizona Industrial Development Authority Revenue Bonds
100 5.125 01/01/54 86
Arizona Transportation Board Revenue Bonds
2,735 5.000 07/01/25 3,231
City of Glendale Excise Tax Revenue Bonds
2,505 5.000 07/01/29 3,065
City of Glendale Excise Tax Revenue Bonds
2,025 5.000 07/01/32 2,442
County of Pinal Revenue Bonds
1,775 5.000 08/01/25 2,077
Entertainment Center Community Facilities District Revenue Bonds
3,376 4.000 07/01/37 3,469
Festival Ranch Community Facilities District General Obligation Unlimited(µ)
850 4.000 07/15/36 959
Maricopa County Industrial Development Authority Revenue Bonds
850 5.000 09/01/30 1,066
Maricopa County Industrial Development Authority Revenue Bonds
1,000 5.000 09/01/31 1,243
Maricopa County Industrial Development Authority Revenue Bonds
925 5.000 09/01/32 1,143
Maricopa County Industrial Development Authority Revenue Bonds
800 5.000 09/01/33 983
Maricopa County Industrial Development Authority Revenue Bonds(ae)(Ê)
1,945 1.470 01/01/35 1,935
Maricopa County Industrial Development Authority Revenue Bonds
610 4.000 01/01/41 693
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited(µ)
325 5.000 07/01/29 416
Maricopa County Unified School District No. 11-Peoria General Obligation
Unlimited(µ)
250 5.000 07/01/30 319
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)
125 5.000 07/01/28 160
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)
215 5.000 07/01/29 274
Pinal County Elementary School District No. 4 Casa Grande General Obligation
Unlimited(µ)
765 5.000 07/01/30 969
Salt River Project Agricultural Improvement & Power District Electrical System
Revenue Bonds
1,960 5.000 01/01/36 2,509
Salt Verde Financial Corp. Revenue Bonds
1,090 5.250 12/01/24 1,280
Student & Academic Services LLC Revenue Bonds(µ)
425 5.000 06/01/27 496
Student & Academic Services LLC Revenue Bonds(µ)
390 5.000 06/01/28 454
Tempe Industrial Development Authority Revenue Bonds(Þ)
5,000 4.000 10/01/23 4,985
Town of Marana Arizona Revenue Bonds
1,485 5.000 07/01/28 1,678
51,267
Arkansas - 0.5%
Batesville Public Facilities Board Revenue Bonds
150 5.000 06/01/21 154
Batesville Public Facilities Board Revenue Bonds
70 5.000 06/01/22 74
Batesville Public Facilities Board Revenue Bonds
95 5.000 06/01/23 102
Batesville Public Facilities Board Revenue Bonds
140 5.000 06/01/24 153
Batesville Public Facilities Board Revenue Bonds
165 5.000 06/01/25 182
Batesville Public Facilities Board Revenue Bonds
230 5.000 06/01/26 257
Batesville Public Facilities Board Revenue Bonds
225 5.000 06/01/27 253
City of Fort Smith Water & Sewer Revenue Bonds
3,500 5.000 10/01/31 4,548
City of Hot Springs Waterworks Revenue Bonds(µ)
600 4.000 10/01/36 675
City of Hot Springs Waterworks Revenue Bonds(µ)
600 4.000 10/01/37 674
City of Sherwood Sales & Use Tax Revenue Bonds
495 4.000 12/01/30 590

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 295
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Sherwood Sales & Use Tax Revenue Bonds
1,045 3.050 12/01/43 1,101
County of Pulaski Revenue Bonds
1,000 5.000 03/01/29 1,216
Little Rock Water Reclamation System Revenue Bonds
1,045 4.000 04/01/21 1,071
Southern Arkansas University Revenue Bonds(µ)
1,005 4.000 03/01/33 1,092
Southern Arkansas University Revenue Bonds(µ)
1,500 4.000 03/01/36 1,616
University of Central Arkansas Revenue Bonds(µ)
400 3.250 11/01/33 431
University of Central Arkansas Revenue Bonds(µ)
325 5.000 11/01/36 381
14,570
California - 8.0%
Banning Unified School District General Obligation Unlimited(µ)
500 5.000 08/01/28 624
Beaumont Financing Authority Special Tax
995 5.000 09/01/45 1,105
Brea Redevelopment Agency Tax Allocation
600 5.000 08/01/32 738
Brentwood Infrastructure Financing Authority Special Assessment(µ)
995 5.000 09/02/29 1,154
Brentwood Union School District General Obligation Unlimited
200 5.000 08/01/32 249
Brentwood Union School District General Obligation Unlimited
250 5.000 08/01/33 310
California Educational Facilities Authority Revenue Bonds
100 5.000 10/01/24 116
California Educational Facilities Authority Revenue Bonds
100 5.000 10/01/25 119
California Educational Facilities Authority Revenue Bonds
110 5.000 10/01/26 134
California Educational Facilities Authority Revenue Bonds
200 5.000 10/01/27 250
California Educational Facilities Authority Revenue Bonds
365 5.000 12/01/29 439
California Educational Facilities Authority Revenue Bonds
445 5.000 10/01/32 552
California Educational Facilities Authority Revenue Bonds
800 5.000 10/01/35 978
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 02/01/26 1,225
California Health Facilities Financing Authority Revenue Bonds
1,265 5.000 02/01/27 1,591
California Health Facilities Financing Authority Revenue Bonds
1,350 5.000 02/01/28 1,690
California Health Facilities Financing Authority Revenue Bonds
1,000 5.000 11/15/29 1,077
California Health Facilities Financing Authority Revenue Bonds
365 5.000 08/15/32 438
California Health Facilities Financing Authority Revenue Bonds
600 5.000 08/15/33 713
California Health Facilities Financing Authority Revenue Bonds
1,600 5.000 08/15/35 1,884
California Infrastructure & Economic Development Bank Revenue Bonds
320 5.000 11/01/26 391
California Infrastructure & Economic Development Bank Revenue Bonds
135 5.000 11/01/27 168
California Infrastructure & Economic Development Bank Revenue Bonds
295 5.000 11/01/32 365
California Infrastructure & Economic Development Bank Revenue Bonds
400 5.000 11/01/33 490
California Municipal Finance Authority Revenue Bonds
1,825 2.000 07/01/24 1,831
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/26 118
California Municipal Finance Authority Revenue Bonds
690 5.000 08/15/27 882
California Municipal Finance Authority Revenue Bonds
560 5.000 10/01/27 670
California Municipal Finance Authority Revenue Bonds
225 5.000 10/01/29 273
California Municipal Finance Authority Revenue Bonds
11,100 5.000 05/15/30 13,402
California Municipal Finance Authority Revenue Bonds
100 5.000 10/01/30 121
California Municipal Finance Authority Revenue Bonds
350 5.000 01/01/31 461
California Municipal Finance Authority Revenue Bonds
800 5.000 08/15/32 999
California Municipal Finance Authority Revenue Bonds
1,200 5.000 08/15/34 1,487
California Statewide Communities Development Authority Revenue Bonds
1,475 5.000 05/15/23 1,605
California Statewide Communities Development Authority Revenue Bonds(Þ)
2,630 3.500 11/01/27 2,600
California Statewide Communities Development Authority Revenue Bonds(Þ)
350 5.000 12/01/27 390
California Statewide Communities Development Authority Revenue Bonds
275 5.000 04/01/30 330
California Statewide Communities Development Authority Revenue Bonds
3,125 6.125 11/01/33 3,424
California Statewide Communities Development Authority Revenue Bonds
900 5.000 08/01/34 981
California Statewide Communities Development Authority Revenue Bonds
825 5.000 04/01/47 936
Camarillo Community Development Commission Successor Agency Tax
Allocation(µ)
425 4.000 09/01/38 482
City of Bell General Obligation Unlimited(µ)
500 3.375 08/01/33 572
City of Bell General Obligation Unlimited(µ)
500 3.375 08/01/34 571
City of Clovis Wastewater Revenue Bonds(µ)
1,250 5.000 08/01/28 1,619
City of Lemoore Water Revenue Bonds(µ)
230 5.000 06/01/33 296
City of Lemoore Water Revenue Bonds(µ)
500 5.000 06/01/38 630
City of Lemoore Water Revenue Bonds(µ)
600 5.000 06/01/39 761

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
296 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Los Angeles Department of Airports Revenue Bonds
650 5.000 05/15/29 656
City of Roseville California Special Tax
5 3.000 09/01/22 5
City of Roseville California Special Tax
10 4.000 09/01/24 11
City of Roseville California Special Tax
10 4.000 09/01/26 11
City of Roseville California Special Tax
10 5.000 09/01/30 12
City of Roseville California Special Tax
25 4.000 09/01/32 28
City of Roseville California Special Tax
30 4.000 09/01/34 33
City of Roseville California Special Tax
35 4.000 09/01/36 38
City of Roseville California Special Tax
40 4.000 09/01/38 43
City of Roseville California Special Tax
45 4.000 09/01/40 48
City of Sacramento Unified School District General Obligation Unlimited(µ)
3,000 5.000 07/01/31 3,219
City of Susanville Natural Gas Revenue Bonds(µ)
735 4.000 06/01/32 871
Compton Unified School District General Obligation Unlimited(µ)
1,250 4.000 06/01/30 1,507
Compton Unified School District General Obligation Unlimited(µ)
2,000 4.000 06/01/31 2,392
Compton Unified School District General Obligation Unlimited(µ)
1,850 4.000 06/01/32 2,201
Corona-Norco Unified School District General Obligation Unlimited
3,430 4.000 08/01/39 4,081
County of San Diego Special Tax
185 4.000 09/01/45 200
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)
1,105 5.000 09/01/28 1,403
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)
400 5.000 09/01/29 506
Desert Hot Springs Redevelopment Agency Successor Agency Tax Allocation(µ)
775 5.000 09/01/32 961
Dinuba Redevelopment Agency Tax Allocation(µ)
590 5.000 09/01/33 678
Dixon Unified School District General Obligation Unlimited(µ)
110 5.000 08/01/34 144
Golden State Tobacco Securitization Corp. Revenue Bonds
3,690 5.000 06/01/28 4,565
Golden State Tobacco Securitization Corp. Revenue Bonds
10,000 5.000 06/01/31 12,332
Golden State Tobacco Securitization Corp. Revenue Bonds
10,700 5.000 06/01/32 13,106
Golden State Tobacco Securitization Corp. Revenue Bonds
2,300 5.000 06/01/34 2,793
Grossmont- Cuyamaca Community College District General Obligation Unlimited
425 5.000 08/01/34 553
Grossmont- Cuyamaca Community College District General Obligation Unlimited
500 5.000 08/01/35 647
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,000 5.000 08/01/36 1,290
Grossmont- Cuyamaca Community College District General Obligation Unlimited
1,125 5.000 08/01/37 1,447
Hemet Unified School District General Obligation Unlimited(µ)
400 4.000 08/01/40 449
Hollister Joint Powers Financing Authority  Wastewater Revenue Bonds(µ)
1,000 5.000 06/01/36 1,225
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
760 5.000 08/15/29 998
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
410 5.000 08/15/30 533
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
1,845 5.000 08/15/31 2,370
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
1,625 5.000 08/15/32 2,069
Indio Redevelopment Agency Successor Agency Tax Allocation(µ)
1,100 5.000 08/15/33 1,393
Inglewood Redevelopment Agency Successor Agency Tax Allocation(µ)
1,000 5.000 05/01/33 1,229
Inglewood Unified School District General Obligation Unlimited(µ)
250 4.000 08/01/26 299
Inglewood Unified School District General Obligation Unlimited(µ)
325 5.000 08/01/28 416
Inglewood Unified School District General Obligation Unlimited(µ)
400 5.000 08/01/30 506
Inglewood Unified School District General Obligation Unlimited(µ)
790 5.000 08/01/31 991
Inglewood Unified School District General Obligation Unlimited(µ)
345 5.000 08/01/32 429
Inglewood Unified School District General Obligation Unlimited(µ)
500 5.000 08/01/33 617
Irvine Unified School District Special Tax
60 5.000 09/01/30 78
Irvine Unified School District Special Tax
50 5.000 09/01/32 64
Irvine Unified School District Special Tax
60 5.000 09/01/34 76
Irvine Unified School District Special Tax
75 5.000 09/01/36 94
Lake Elsinore School Financing Authority Special Tax(µ)
750 5.000 10/01/34 989
Lake Elsinore School Financing Authority Special Tax(µ)
1,490 5.000 10/01/35 1,956
Lancaster Redevelopment Agency Successor Agency Tax Allocation(µ)
1,380 5.000 08/01/33 1,660
Los Angeles Community College District General Obligation Unlimited
1,890 4.000 08/01/37 2,191
Lynwood Unified School District General Obligation Unlimited(µ)
565 2.769 08/01/31 442
Lynwood Unified School District General Obligation Unlimited(µ)
500 2.943 08/01/32 372
Lynwood Unified School District General Obligation Unlimited(µ)
685 3.113 08/01/33 483
Lynwood Unified School District General Obligation Unlimited(µ)
630 3.256 08/01/34 423
Lynwood Unified School District General Obligation Unlimited(µ)
785 3.381 08/01/35 501

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 297
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Lynwood Unified School District General Obligation Unlimited(µ)
990 3.478 08/01/36 603
Lynwood Utility Authority Revenue Bonds(µ)
465 5.000 06/01/32 565
Madera Development Agency Successor Agency Tax Allocation
2,305 5.000 09/01/36 2,868
Napa Valley Community College District General Obligation Unlimited
4,000 Zero coupon 08/01/31 4,506
Oakland Unified School District General Obligation Unlimited(µ)
1,000 4.000 08/01/34 1,174
Oxnard Financing Authority Revenue Bonds(µ)
775 5.000 06/01/34 885
Oxnard School District General Obligation Unlimited(µ)
810 5.250 08/01/28 991
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
350 5.000 10/01/29 457
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
185 5.000 10/01/30 238
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
390 5.000 10/01/31 496
Palmdale Water District Public Financing Authority Revenue Bonds(µ)
405 5.000 10/01/32 511
Palomar Health General Obligation Unlimited
2,230 5.000 08/01/29 2,710
Paramount Unified School District General Obligation Unlimited(µ)
1,355 2.845 08/01/34 976
Pittsburg Successor Agency Redevelopment Agency Tax Allocation(µ)
1,900 5.000 09/01/25 2,324
Reef-Sunset Unified School District General Obligation Unlimited(µ)
665 5.000 08/01/38 819
Rio Vista Public Financing Authority Special Tax
275 5.000 09/01/27 336
Rio Vista Public Financing Authority Special Tax
285 5.000 09/01/29 347
Riverside County Public Financing Authority Tax Allocation(µ)
2,270 5.000 10/01/27 2,734
Riverside County Public Financing Authority Tax Allocation(µ)
1,000 5.000 10/01/28 1,202
Riverside County Public Financing Authority Tax Allocation(µ)
1,150 5.000 10/01/30 1,370
Riverside County Redevelopment Successor Agency Tax Allocation(µ)
490 Zero coupon 10/01/28 572
Riverside County Redevelopment Successor Agency Tax Allocation(µ)
1,010 Zero coupon 10/01/37 1,139
Riverside Unified School District Special Tax
25 4.000 09/01/27 28
Riverside Unified School District Special Tax
30 4.000 09/01/28 34
Riverside Unified School District Special Tax
30 4.000 09/01/29 34
Riverside Unified School District Special Tax
30 4.000 09/01/30 34
Roseville Joint Union High School District Certificate of Participation(µ)
400 1.000 06/01/25 403
Roseville Joint Union High School District Certificate of Participation(µ)
300 1.000 06/01/26 299
Roseville Joint Union High School District Certificate of Participation(µ)
365 1.125 06/01/27 363
Roseville Joint Union High School District Certificate of Participation(µ)
1,000 2.125 06/01/35 1,000
Sacramento County Sanitation Districts Financing Authority Revenue Bonds(µ)(Ê)
4,200 1.962 12/01/35 3,655
Sacramento County Water Financing Authority Revenue Bonds(µ)(Ê)
600 1.980 06/01/34 557
Salinas City Elementary School District General Obligation Unlimited(µ)
2,950 3.622 07/01/34 1,859
Salinas City Elementary School District General Obligation Unlimited(µ)
1,885 3.775 07/01/36 1,078
Salinas City Elementary School District General Obligation Unlimited(µ)
3,180 3.835 07/01/37 1,736
San Francisco City & County Public Utilities Commission Water Revenue
Bonds(ae)
2,685 5.000 11/01/27 2,846
San Jacinto Unified School District Financing Authority Special Tax
100 5.000 09/01/36 117
San Jacinto Unified School District Financing Authority Special Tax
250 5.000 09/01/44 287
San Jacinto Unified School District Financing Authority Special Tax
375 5.000 09/01/49 428
San Leandro Unified School District General Obligation Unlimited(µ)
430 5.000 08/01/34 538
San Leandro Unified School District General Obligation Unlimited(µ)
800 4.000 08/01/39 946
San Ysidro School District Certificate Of Participation(µ)
1,175 5.000 09/01/28 1,422
Sanger Unified School District General Obligation Unlimited(µ)
525 5.000 08/01/31 665
Sanger Unified School District General Obligation Unlimited(µ)
780 5.000 08/01/33 975
Sanger Unified School District General Obligation Unlimited(µ)
1,275 5.000 08/01/34 1,590
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/31 614
Santa Ana College Improvement District #1 Rancho Santiago Community College
District General Obligation Unlimited
500 4.000 08/01/32 609
Santa Ana Unified School District Certificate of Participation(µ)
1,000 5.000 04/01/29 1,311
Santa Ana Unified School District Certificate of Participation(µ)
830 5.000 04/01/31 1,074
Santa Ana Unified School District Certificate of Participation(µ)
650 5.000 04/01/32 833
Santa Ana Unified School District Certificate of Participation(µ)
1,360 5.000 04/01/33 1,734
Santa Ana Unified School District Certificate of Participation(µ)
1,425 5.000 04/01/34 1,810
Santa Ana Unified School District Certificate of Participation(µ)
1,500 5.000 04/01/35 1,900
Santa Ana Unified School District Certificate of Participation(µ)
2,120 5.000 04/01/36 2,674
Santa Rosa High School District General Obligation Unlimited(µ)
1,100 5.000 08/01/35 1,361

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
298 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
South Orange County Public Financing Authority Special Assessment
1,500 5.000 08/15/28 1,924
South Orange County Public Financing Authority Special Assessment
900 5.000 08/15/29 959
South Orange County Public Financing Authority Special Assessment(µ)
700 5.000 08/15/30 895
South Orange County Public Financing Authority Special Assessment(µ)
385 5.000 08/15/31 488
State of California General Obligation Unlimited
1,250 5.000 04/01/24 1,472
State of California General Obligation Unlimited
1,600 5.000 04/01/25 1,957
State of California General Obligation Unlimited
7,095 5.000 11/01/25 8,186
State of California General Obligation Unlimited
5,760 5.000 03/01/26 6,987
State of California General Obligation Unlimited
2,350 5.000 04/01/26 2,968
State of California General Obligation Unlimited
2,350 5.000 04/01/27 3,059
State of California General Obligation Unlimited
2,575 5.000 10/01/27 3,232
State of California General Obligation Unlimited
2,500 5.250 09/01/28 2,634
State of California General Obligation Unlimited
450 5.000 02/01/31 480
Stockton Community Facilities District Special Tax
55 2.000 09/01/24 57
Stockton Community Facilities District Special Tax
60 2.250 09/01/26 62
Stockton Community Facilities District Special Tax
60 2.375 09/01/28 62
Stockton Community Facilities District Special Tax
70 2.750 09/01/31 72
Stockton Community Facilities District Special Tax
70 3.000 09/01/33 72
Stockton Community Facilities District Special Tax
75 3.000 09/01/34 77
Stockton Community Facilities District Special Tax
50 3.000 09/01/35 51
Stockton Community Facilities District Special Tax
155 3.125 09/01/37 159
Stockton Community Facilities District Special Tax
130 3.125 09/01/39 133
Stockton Community Facilities District Special Tax
155 3.250 09/01/41 158
Stockton Public Financing Authority Water Revenue Bonds(µ)
750 5.000 10/01/28 980
Stockton Public Financing Authority Water Revenue Bonds(µ)
1,565 5.000 10/01/30 2,025
Stockton Public Financing Authority Water Revenue Bonds(µ)
270 5.000 10/01/31 346
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/26 159
Tobacco Settlement Financing Corp. Revenue Bonds
175 5.000 06/01/27 219
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/28 167
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/29 334
Tobacco Settlement Financing Corp. Revenue Bonds
255 5.000 06/01/32 330
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/34 167
Tobacco Settlement Financing Corp. Revenue Bonds
65 5.000 06/01/35 83
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/36 165
Tobacco Settlement Financing Corp. Revenue Bonds
130 5.000 06/01/39 163
Transbay Joint Powers Authority Tax Allocation
170 5.000 10/01/28 219
Transbay Joint Powers Authority Tax Allocation
80 5.000 10/01/29 105
Transbay Joint Powers Authority Tax Allocation
65 5.000 10/01/30 86
Transbay Joint Powers Authority Tax Allocation
140 5.000 10/01/31 184
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/33 155
Transbay Joint Powers Authority Tax Allocation
85 5.000 10/01/35 109
Transbay Joint Powers Authority Tax Allocation
95 5.000 10/01/36 122
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/37 153
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/38 153
Transbay Joint Powers Authority Tax Allocation
120 5.000 10/01/39 152
Transbay Joint Powers Authority Tax Allocation
130 5.000 10/01/40 165
Tulare Local Health Care District General Obligation Unlimited(µ)
2,255 4.000 08/01/20 2,255
Vallecito Union School District General Obligation Unlimited
3,250 1.395 08/01/22 3,237
Watereuse Finance Authority Revenue Bonds
1,230 5.500 05/01/36 1,455
West Kern Community College District Certificate of Participation(µ)
1,000 4.000 11/01/40 1,147
244,491
Colorado - 3.0%
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/27 1,166
Arkansas River Power Authority Revenue Bonds
1,200 5.000 10/01/28 1,419
Arkansas River Power Authority Revenue Bonds
1,005 5.000 10/01/29 1,176
Arkansas River Power Authority Revenue Bonds
1,000 5.000 10/01/30 1,168
BNC Metropolitan District No. 1 General Obligation Unlimited(µ)
360 5.000 12/01/32 449

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Brighton Crossing Metropolitan District No. 4 General Obligation Unlimited
515 4.000 12/01/27 525
Buffalo Ridge Metropolitan District General Obligation Unlimited(µ)
1,000 5.000 12/01/35 1,268
City & County of Denver Airport System Revenue Bonds(ae)
1,245 5.000 11/15/22 1,367
City & County of Denver Airport System Revenue Bonds
2,065 5.000 11/15/25 2,258
City of Grand Junction Revenue Bonds
400 4.000 03/01/34 492
City of Grand Junction Revenue Bonds
365 4.000 03/01/35 447
City of Grand Junction Revenue Bonds
1,715 4.000 03/01/37 2,085
City of Grand Junction Revenue Bonds
650 4.000 03/01/38 788
City of Grand Junction Revenue Bonds
1,000 4.000 03/01/39 1,208
Colorado Educational & Cultural Facilities Authority Revenue Bonds
1,000 5.000 08/15/30 1,139
Colorado Educational & Cultural Facilities Authority Revenue Bonds
850 5.000 12/01/31 970
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/49 82
Colorado Educational & Cultural Facilities Authority Revenue Bonds
75 5.000 06/01/54 82
Colorado Health Facilities Authority Revenue Bonds
2,225 5.000 11/01/25 2,666
Colorado Health Facilities Authority Revenue Bonds
1,500 5.000 09/01/30 1,735
Colorado Health Facilities Authority Revenue Bonds
3,915 5.000 08/01/32 4,965
Colorado Health Facilities Authority Revenue Bonds
3,270 5.000 08/01/33 4,123
Colorado Health Facilities Authority Revenue Bonds
2,610 5.000 08/01/34 3,278
Colorado Health Facilities Authority Revenue Bonds
3,875 5.000 08/01/35 4,846
Colorado Health Facilities Authority Revenue Bonds
200 4.000 01/01/36 229
Colorado Health Facilities Authority Revenue Bonds
360 5.000 08/01/36 448
Colorado Health Facilities Authority Revenue Bonds
145 5.000 08/01/37 180
Colorado Health Facilities Authority Revenue Bonds
215 5.000 08/01/38 266
Colorado Health Facilities Authority Revenue Bonds
455 5.000 08/01/39 561
Colorado Health Facilities Authority Revenue Bonds(~)(Ê)(ae)
2,610 2.800 05/15/42 2,735
Colorado Health Facilities Authority Revenue Bonds(~)(Ê)(ae)
795 5.000 08/01/49 947
Colorado Housing & Finance Authority Revenue Bonds
1,945 4.250 11/01/49 2,199
Colorado Mesa University Revenue Bonds
2,260 5.000 05/15/31 2,987
Denver Health & Hospital Authority Certificates of Participation
730 5.000 12/01/23 813
Denver Health & Hospital Authority Revenue Bonds
120 5.000 12/01/30 148
Denver Health & Hospital Authority Revenue Bonds
220 5.000 12/01/31 268
Denver Health & Hospital Authority Revenue Bonds
475 5.000 12/01/32 574
Denver Health & Hospital Authority Revenue Bonds
295 4.250 12/01/33 314
Denver Health & Hospital Authority Revenue Bonds(Þ)
1,000 5.000 12/01/34 1,165
Denver Urban Renewal Authority Tax Allocation
1,775 5.000 12/01/21 1,887
Denver Urban Renewal Authority Tax Allocation(Þ)
1,600 5.250 12/01/39 1,632
Dominion Water & Sanitation District Revenue Bonds
5,500 5.250 12/01/27 5,758
E-470 Public Highway Authority Revenue Bonds(ae)
1,250 5.375 09/01/20 1,255
E-470 Public Highway Authority Revenue Bonds
205 5.000 09/01/26 257
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/27 154
E-470 Public Highway Authority Revenue Bonds(µ)
4,025 Zero coupon 09/01/28 3,635
E-470 Public Highway Authority Revenue Bonds
120 5.000 09/01/28 158
E-470 Public Highway Authority Revenue Bonds
155 5.000 09/01/34 208
E-470 Public Highway Authority Revenue Bonds
150 5.000 09/01/35 201
E-470 Public Highway Authority Revenue Bonds
165 5.000 09/01/36 220
Eaton Area Park & Recreation District General Obligation Limited
470 5.500 12/01/30 489
Flying Horse Metropolitan District No. 2 General Obligation Limited
250 4.000 12/01/37 299
Flying Horse Metropolitan District No. 2 General Obligation Limited
225 4.000 12/01/38 268
Flying Horse Metropolitan District No. 2 General Obligation Limited
520 4.000 12/01/44 616
Glen Metropolitan District No. 2 General Obligation Unlimited
1,320 5.000 12/01/47 1,352
Grand River Hospital District General Obligation Unlimited(µ)
1,000 5.250 12/01/34 1,189
Grand River Hospital District General Obligation Unlimited(µ)
500 5.250 12/01/35 592
Grand River Hospital District General Obligation Unlimited(µ)
2,555 5.250 12/01/37 3,008
High Plains Metropolitan District General Obligation Unlimited(µ)
500 5.000 12/01/35 611
Park Creek Metropolitan District Revenue Bonds
1,860 4.000 12/01/20 1,881
Park Creek Metropolitan District Revenue Bonds
1,000 5.000 12/01/26 1,211
Park Creek Metropolitan District Revenue Bonds(µ)
1,150 5.000 12/01/28 1,428

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
300 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Park Creek Metropolitan District Revenue Bonds
365 5.000 12/01/34 430
Park Creek Metropolitan District Revenue Bonds
500 5.000 12/01/37 584
Public Authority for Colorado Energy Revenue Bonds
1,000 6.250 11/15/28 1,282
Regional Transportation District Certificate Of Participation
6,725 5.000 06/01/27 7,486
St. Vrain Lakes Metropolitan District No. 2 General Obligation Unlimited
500 5.000 12/01/37 510
Town of Firestone Water Enterprise Revenue Bonds
650 4.000 12/01/38 796
Town of Firestone Water Enterprise Revenue Bonds
315 4.000 12/01/40 383
Vauxmont Metropolitan District General Obligation Limited(µ)
125 5.000 12/15/29 147
Vauxmont Metropolitan District General Obligation Limited(µ)
125 5.000 12/15/30 147
93,610
Connecticut - 2.6%
City of Bridgeport General Obligation Unlimited
1,345 5.000 08/15/27 1,631
City of Bridgeport General Obligation Unlimited(µ)
965 5.000 07/01/29 1,102
City of Bridgeport General Obligation Unlimited
1,640 5.000 11/01/33 1,935
City of Bridgeport General Obligation Unlimited
700 5.000 11/01/34 823
City of Hartford General Obligation Unlimited(µ)
205 5.000 08/15/22 224
City of Hartford General Obligation Unlimited
2,515 5.000 04/01/24 2,794
City of Hartford General Obligation Unlimited(µ)
250 5.000 07/01/25 300
City of Hartford General Obligation Unlimited(µ)
2,205 5.000 07/01/31 2,583
City of Hartford General Obligation Unlimited
725 4.000 04/01/32 766
City of Hartford General Obligation Unlimited(µ)
370 4.000 07/15/33 410
City of Hartford General Obligation Unlimited(µ)
180 4.000 07/01/34 199
City of New Haven General Obligation Unlimited(µ)
575 5.000 08/01/21 597
City of New Haven General Obligation Unlimited
150 5.000 08/01/26 174
City of New Haven General Obligation Unlimited
300 5.000 08/01/27 355
City of New Haven General Obligation Unlimited
450 5.000 08/01/28 541
City of New Haven General Obligation Unlimited
250 5.500 08/01/29 309
City of New Haven General Obligation Unlimited(µ)
450 5.000 02/01/30 574
City of New Haven General Obligation Unlimited
150 5.500 08/01/30 184
City of New Haven General Obligation Unlimited(µ)
1,915 5.000 09/01/30 2,220
City of New Haven General Obligation Unlimited
200 5.500 08/01/31 244
City of New Haven General Obligation Unlimited
200 5.500 08/01/32 243
City of New Haven General Obligation Unlimited
100 5.500 08/01/33 121
City of Waterbury General Obligation Unlimited
600 5.000 02/01/27 759
City of Waterbury General Obligation Unlimited
700 5.000 02/01/28 907
City of Waterbury General Obligation Unlimited
575 5.000 02/01/30 781
City of Waterbury General Obligation Unlimited
425 5.000 02/01/31 574
City of Waterbury General Obligation Unlimited
1,300 5.000 02/01/33 1,732
City of Waterbury General Obligation Unlimited
750 5.000 02/01/34 995
City of West Haven General Obligation Unlimited
810 4.000 11/01/21 836
City of West Haven General Obligation Unlimited
200 5.000 11/01/22 215
City of West Haven General Obligation Unlimited
1,070 5.000 11/01/23 1,179
City of West Haven General Obligation Unlimited
400 5.000 11/01/24 452
City of West Haven General Obligation Unlimited
400 5.000 11/01/25 462
City of West Haven General Obligation Unlimited
525 5.000 11/01/26 617
City of West Haven General Obligation Unlimited
435 5.000 11/01/27 520
Connecticut Clean Water Fund Revenue Bonds
3,945 5.000 05/01/32 5,019
Connecticut Housing Finance Authority Revenue Bonds
4,090 4.250 05/15/42 4,556
Connecticut State Health & Educational Facilities Authority Revenue Bonds
600 5.000 07/01/24 653
Connecticut State Health & Educational Facilities Authority Revenue Bonds(Þ)
100 2.750 01/01/26 100
Connecticut State Health & Educational Facilities Authority Revenue Bonds
1,000 5.000 07/01/26 1,113
Connecticut State Health & Educational Facilities Authority Revenue Bonds(Þ)
100 3.250 01/01/27 100
Connecticut State Health & Educational Facilities Authority Revenue Bonds(Þ)
100 5.000 01/01/30 109
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(Ê)
(ae)
1,025 5.000 07/01/40 1,352
Connecticut State Health & Educational Facilities Authority Revenue Bonds(~)(Ê)
(ae)
400 1.800 07/01/49 417
Metropolitan District General Obligation Unlimited(µ)
630 5.000 11/01/30 779

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 301
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
State of Connecticut General Obligation Unlimited
675 5.000 06/15/27 858
State of Connecticut General Obligation Unlimited
9,860 5.000 04/15/28 12,762
State of Connecticut General Obligation Unlimited
245 5.000 06/15/28 318
State of Connecticut General Obligation Unlimited
5,500 5.000 03/15/29 6,713
State of Connecticut General Obligation Unlimited
275 5.000 06/15/29 356
State of Connecticut General Obligation Unlimited
60 5.000 06/15/32 76
State of Connecticut General Obligation Unlimited
1,000 5.000 04/15/34 1,285
State of Connecticut General Obligation Unlimited(µ)
1,500 5.000 09/15/34 1,921
State of Connecticut Special Tax Revenue Bonds
4,470 5.000 10/01/25 5,075
Town of Hamden General Obligation Unlimited(µ)
400 5.000 08/15/29 493
University of Connecticut Revenue Bonds(µ)
1,585 5.000 03/15/29 1,916
University of Connecticut Revenue Bonds(µ)
665 5.000 04/15/29 853
University of Connecticut Revenue Bonds(µ)
3,455 5.000 01/15/36 4,175
79,357
Delaware - 0.3%
County of New Castle General Obligation Unlimited
5,000 5.000 10/01/26 6,175
Delaware Municipal Electric Corp. (The) Revenue Bonds(µ)
335 5.000 10/01/38 425
Delaware State Economic Development Authority Revenue Bonds
75 4.000 08/01/29 83
Delaware State Economic Development Authority Revenue Bonds
100 5.000 08/01/39 115
Delaware State Health Facilities Authority Revenue Bonds
800 5.000 07/01/29 1,028
Delaware State Health Facilities Authority Revenue Bonds
600 5.000 06/01/30 738
8,564
District of Columbia - 0.7%
District of Columbia Revenue Bonds
2,240 5.000 12/01/28 2,374
District of Columbia Revenue Bonds
4,500 5.000 12/01/33 5,971
District of Columbia Revenue Bonds
5,750 5.000 12/01/34 7,594
District of Columbia Revenue Bonds
1,115 5.000 10/01/35 1,497
District of Columbia Revenue Bonds
2,000 5.000 06/01/36 2,237
District of Columbia Water & Sewer Authority Revenue Bonds(~)(Ê)(ae)
935 1.750 10/01/54 973
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/31 186
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/33 183
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/34 183
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/35 182
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
250 5.000 10/01/36 302
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/37 180
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
150 5.000 10/01/38 180
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Bonds
225 5.000 10/01/39 269
22,311
Florida - 5.1%
Aberdeen Community Development District Special Assessment(µ)
1,000 3.250 05/01/36 1,047
Arborwood Community Development District Special Assessment(µ)
1,215 2.750 05/01/25 1,322
Arborwood Community Development District Special Assessment(µ)
1,250 3.000 05/01/26 1,386
Arborwood Community Development District Special Assessment(µ)
1,285 3.125 05/01/27 1,444
Arborwood Community Development District Special Assessment(µ)
1,330 3.250 05/01/28 1,525
Arborwood Community Development District Special Assessment(µ)
1,370 3.500 05/01/32 1,555
Ave Maria Stewardship Community District Special Assessment(µ)
2,230 2.750 05/01/33 2,447
Ave Maria Stewardship Community District Special Assessment(µ)
2,920 3.000 05/01/38 3,211
Bonterra Community Development District Special Assessment
195 2.750 05/01/24 207
Bonterra Community Development District Special Assessment
215 3.250 05/01/27 236
Bonterra Community Development District Special Assessment
220 3.400 05/01/28 246
Bonterra Community Development District Special Assessment
720 3.625 05/01/31 806
Bonterra Community Development District Special Assessment
655 4.000 05/01/37 730
Capital Projects Finance Authority Revenue Bonds(µ)
115 5.125 10/01/21 115
Capital Trust Agency, Inc. Revenue Bonds(Þ)
120 4.500 01/01/35 121
Celebration Pointe Community Development District Special Assessment(Þ)
175 4.000 05/01/22 177
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/27 134
Century Gardens at Tamiami Community Development District Special Assessment
120 3.500 11/01/28 135
Century Gardens at Tamiami Community Development District Special Assessment
130 4.000 05/01/31 144

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
302 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Century Gardens at Tamiami Community Development District Special Assessment
650 4.000 11/01/33 728
Citizens Property Insurance Corp. Revenue Bonds
7,385 5.000 06/01/22 8,001
City of Atlantic Beach Health Care Facilities Revenue Bonds
275 3.000 11/15/23 275
City of Hollywood General Obligation Unlimited(µ)
1,320 5.000 07/01/32 1,763
City of Miami Beach Parking Revenue Bonds(µ)
395 5.000 09/01/32 472
City of Miami Beach Parking Revenue Bonds(µ)
1,755 5.000 09/01/33 2,092
City of North Port Special Assessment(µ)(ae)
1,135 5.000 07/01/23 1,290
City of Tallahassee Revenue Bonds
500 5.000 12/01/27 587
City of Tallahassee Revenue Bonds
650 5.000 12/01/28 761
City of Tampa Revenue Bonds
720 5.000 07/01/32 927
City of Tampa Revenue Bonds
725 5.000 07/01/33 928
City of Tampa Revenue Bonds
1,325 4.000 07/01/38 1,535
Cityplace Community Development District Special Assessment(µ)
2,380 1.359 05/01/28 2,388
Cityplace Community Development District Special Assessment(µ)
3,000 0.630 05/01/33 3,184
Collier County Industrial Development Authority Revenue Bonds
1,280 5.500 10/01/26 1,318
Corkscrew Farms Community Development District Special Assessment(Þ)
80 3.750 11/01/23 81
Corkscrew Farms Community Development District Special Assessment(Þ)
245 4.500 11/01/28 259
Country Greens Community Development District Special Assessment
130 2.500 05/01/22 133
Country Greens Community Development District Special Assessment
105 2.750 05/01/23 110
Country Greens Community Development District Special Assessment
100 4.000 05/01/34 109
County of Broward Airport System Revenue Bonds(ae)
145 5.000 10/01/22 160
County of Broward Port Facilities Revenue Bonds
1,005 5.000 09/01/37 1,221
County of Broward Port Facilities Revenue Bonds
1,050 5.000 09/01/38 1,272
County of Miami-Dade Revenue Bonds
3,000 5.000 10/01/28 3,265
County of Miami-Dade Revenue Bonds(µ)
4,310 3.233 10/01/35 2,676
County of Osceola Transportation Revenue Bonds
400 5.000 10/01/32 503
County of Osceola Transportation Revenue Bonds
350 5.000 10/01/33 439
County of Osceola Transportation Revenue Bonds
250 5.000 10/01/34 312
County of Osceola Transportation Revenue Bonds
440 5.000 10/01/35 547
County of Osceola Transportation Revenue Bonds
600 5.000 10/01/36 743
County of Osceola Transportation Revenue Bonds
525 5.000 10/01/37 648
County of Osceola Transportation Revenue Bonds
790 5.000 10/01/38 971
Cypressj Mill Community Development District Special Assessment
415 3.000 06/15/31 403
Deer Run Community Development District Special Assessment
1,325 5.400 05/01/39 1,406
Downtown Doral South Community Development District Special Assessment(Þ)
405 3.875 12/15/23 413
Eagle Pointe Community Development District Special Assessment(Þ)
35 3.000 05/01/25 35
Eagle Pointe Community Development District Special Assessment(Þ)
60 3.625 05/01/31 60
East Bonita Beach Road Community Development District Special Assessment(Þ)
90 3.875 11/01/23 91
East Bonita Beach Road Community Development District Special Assessment(Þ)
340 4.375 11/01/29 354
Escambia County Health Facilities Authority Revenue Bonds
360 5.000 08/15/31 455
Escambia County Health Facilities Authority Revenue Bonds
420 5.000 08/15/32 527
Escambia County Health Facilities Authority Revenue Bonds
355 5.000 08/15/33 443
Escambia County Health Facilities Authority Revenue Bonds
275 5.000 08/15/34 342
Escambia County Health Facilities Authority Revenue Bonds
375 5.000 08/15/35 465
Escambia County Health Facilities Authority Revenue Bonds
540 5.000 08/15/36 667
Escambia County Health Facilities Authority Revenue Bonds
2,345 6.000 08/15/36 2,350
Escambia County Health Facilities Authority Revenue Bonds
720 5.000 08/15/37 886
Esplanade Lake Club Community Development District Special Assessment
120 3.250 11/01/25 122
Esplanade Lake Club Community Development District Special Assessment
200 4.000 11/01/40 204
Fishhawk Ranch Community Development District Special Assessment(µ)
200 2.750 11/01/35 204
Florida Development Finance Corp. Revenue Bonds(Þ)
100 4.000 12/15/29 112
Florida Development Finance Corp. Revenue Bonds(Þ)
100 5.000 12/15/34 118
Florida Development Finance Corp. Revenue Bonds(Þ)
125 5.000 12/15/39 146
Florida Development Finance Corporation Revenue Bonds
35 5.000 04/01/26 42
Florida Development Finance Corporation Revenue Bonds
35 5.000 04/01/27 43
Florida Development Finance Corporation Revenue Bonds
35 5.000 04/01/28 43
Florida Development Finance Corporation Revenue Bonds
30 5.000 04/01/29 38

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 303
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Florida Governmental Utility Authority Revenue Bonds(µ)
1,000 5.000 10/01/31 1,355
Florida Governmental Utility Authority Revenue Bonds(µ)
2,300 5.000 10/01/32 3,090
Florida Governmental Utility Authority Revenue Bonds(µ)
1,600 5.000 10/01/33 2,130
Florida Governmental Utility Authority Revenue Bonds(µ)
1,000 4.000 10/01/35 1,227
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)
800 4.500 06/01/33 783
Florida Higher Educational Facilities Financing Authority Revenue Bonds(Þ)
150 4.750 06/01/38 146
Florida Municipal Power Agency Revenue Bonds
4,660 5.000 10/01/28 5,799
Flow Way Community Development District Special Assessment
210 4.000 11/01/28 217
Flow Way Community Development District Special Assessment
200 4.875 11/01/37 210
Flow Way Community Development District Special Assessment
100 5.000 11/01/38 108
Forest Brooke Community Development District Special Assessment
45 3.000 11/01/21 46
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/22 51
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/23 52
Forest Brooke Community Development District Special Assessment
50 3.000 11/01/24 52
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/25 111
Forest Brooke Community Development District Special Assessment
105 3.000 11/01/26 111
Forest Brooke Community Development District Special Assessment
110 3.000 11/01/27 117
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/28 122
Forest Brooke Community Development District Special Assessment
115 3.000 11/01/29 122
Forest Brooke Community Development District Special Assessment
1,000 3.000 11/01/39 1,022
Golden Lakes Community Development District Special Assessment(µ)
15 3.000 05/01/22 15
Golden Lakes Community Development District Special Assessment(µ)
30 3.250 05/01/23 32
Golden Lakes Community Development District Special Assessment(µ)
80 3.500 05/01/24 86
Golden Lakes Community Development District Special Assessment(µ)
510 4.250 05/01/32 589
Harbor Bay Community Development District Special Assessment
885 3.300 05/01/29 908
Harmony West Community Development District Special Assessment(Þ)
255 4.125 05/01/24 261
Harmony West Community Development District Special Assessment(Þ)
420 4.750 05/01/29 449
Harmony West Community Development District Special Assessment(Þ)
620 5.100 05/01/38 685
Heritage Harbour North Community Development District Special Assessment
150 5.000 05/01/34 168
Hillcrest Community Development District Special Assessment
300 4.000 11/01/28 321
Hillcrest Community Development District Special Assessment
300 4.500 11/01/38 325
Hills Minneola Community Development District Special Assessment(Þ)
220 3.000 05/01/25 221
Hills Minneola Community Development District Special Assessment(Þ)
140 3.500 05/01/31 141
Hillsborough County Aviation Authority
3,690 5.000 10/01/44 4,106
K-Bar Ranch II Community Development District Special Assessment(Þ)
345 4.000 05/01/28 355
Lakeshore Ranch Community Development District Special Assessment
370 3.000 05/01/25 394
Lakeshore Ranch Community Development District Special Assessment
380 3.000 05/01/26 408
Lakeshore Ranch Community Development District Special Assessment
390 3.000 05/01/27 420
Lakeshore Ranch Community Development District Special Assessment
405 3.000 05/01/28 436
Lakeshore Ranch Community Development District Special Assessment
415 3.000 05/01/29 452
Lakeshore Ranch Community Development District Special Assessment
2,675 3.000 05/01/35 2,785
Lakewood Ranch Stewardship District Special Assessment(µ)
550 2.000 05/01/27 567
Lakewood Ranch Stewardship District Special Assessment(µ)
585 2.000 05/01/30 592
Lee Memorial Health System Revenue Bonds(~)(Ê)(ae)
2,300 5.000 04/01/33 2,701
McJunkin Parkland Community Development District Special Assessment(Þ)
520 4.750 11/01/29 548
Meadow Pointe III Community Development District Special Assessment
105 2.750 05/01/21 106
Meadow Pointe III Community Development District Special Assessment
110 3.250 05/01/23 115
Meadow Pointe IV Community Development District Special Assessment
105 2.625 05/01/21 106
Meadow Pointe IV Community Development District Special Assessment
105 2.750 05/01/22 107
Meadow Pointe IV Community Development District Special Assessment
110 3.200 05/01/23 116
Mediterranea Community Development District Special Assessment
260 4.250 05/01/29 284
Mediterranea Community Development District Special Assessment
1,130 4.750 05/01/37 1,229
Miami Beach Health Facilities Authority Revenue Bonds
5,930 5.000 11/15/29 6,331
Mid-Bay Bridge Authority Revenue Bonds
455 5.000 10/01/23 503
Midtown Miami Community Development District Special Assessment
100 5.000 05/01/29 105
Mitchell Ranch Community Development District Special Assessment
475 3.375 12/15/30 475
Naples Reserve Community Development District Special Assessment(Þ)
535 4.625 11/01/29 560

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
304 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
North Dade Community Development District Special Assessment
81 3.000 05/01/21 82
North Dade Community Development District Special Assessment
81 3.000 05/01/22 83
North Dade Community Development District Special Assessment
84 3.000 05/01/23 88
North Dade Community Development District Special Assessment
88 3.500 05/01/24 95
North Dade Community Development District Special Assessment
92 3.500 05/01/25 100
North Dade Community Development District Special Assessment
96 3.500 05/01/26 105
North Dade Community Development District Special Assessment
100 3.500 05/01/27 111
North Dade Community Development District Special Assessment
99 3.500 05/01/28 111
North Dade Community Development District Special Assessment
327 3.750 05/01/31 367
North Dade Community Development District Special Assessment
824 4.000 05/01/38 906
Oak Creek Community Development District Special Assessment
165 3.000 05/01/21 168
Oak Creek Community Development District Special Assessment
170 3.300 05/01/22 175
Oak Creek Community Development District Special Assessment
180 3.500 05/01/23 190
Palm Glades Community Development District Special Assessment
750 4.000 11/01/33 873
Parker Road Community Development District Special Assessment
250 3.100 05/01/25 250
Parker Road Community Development District Special Assessment
255 3.375 05/01/30 254
Parkway Center Community Development District Special Assessment Revenue
Bonds
95 3.500 05/01/25 103
Parkway Center Community Development District Special Assessment Revenue
Bonds
100 4.000 05/01/26 113
Parkway Center Community Development District Special Assessment Revenue
Bonds
105 4.000 05/01/27 120
Parkway Center Community Development District Special Assessment Revenue
Bonds
110 4.000 05/01/28 127
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
460 4.000 05/01/25 508
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
500 4.000 05/01/27 565
Paseo Community Development District Capital Improvements Special Assessment
Revenue Bonds
375 4.500 05/01/31 451
Portico Community Development District Special Assessment
25 3.250 05/01/31 25
Reedy Creek Improvement District General Obligation Limited(ae)
9,870 5.000 06/01/23 11,213
Sampson Creek Community Development District Special Assessment(µ)
100 2.375 05/01/35 102
Sampson Creek Community Development District Special Assessment(µ)
190 2.625 05/01/40 197
Sherwood Manor Community Development District Special Assessment(Þ)
550 4.625 11/01/29 571
South Fork East Community Development District Special Assessment
1,995 4.125 05/01/36 2,204
South Kendall Community Development District Special Assessment
205 4.000 11/01/31 229
South Village Community Development District Special Assessment
425 3.500 05/01/32 451
South Village Community Development District Special Assessment
230 3.750 05/01/38 244
Southern Groves Community Development District No. 5 Special Assessment
205 2.875 05/01/24 206
State of Florida General Obligation Unlimited
1,300 4.000 06/01/30 1,384
State of Florida General Obligation Unlimited
2,055 4.000 07/01/35 2,491
Stonegate Community Development District Special Assessment
180 3.000 05/01/21 183
Stonegate Community Development District Special Assessment
190 3.000 05/01/22 194
Stonegate Community Development District Special Assessment
190 3.000 05/01/23 198
Stonegate Community Development District Special Assessment
195 3.000 05/01/24 205
Stonegate Community Development District Special Assessment
205 3.000 05/01/25 217
Stonegate Community Development District Special Assessment
210 3.000 05/01/26 223
Stonegate Community Development District Special Assessment
215 3.000 05/01/27 230
Stonegate Community Development District Special Assessment
225 3.000 05/01/28 243
Stonegate Community Development District Special Assessment
230 3.000 05/01/29 248
Stonegate Community Development District Special Assessment
1,270 3.000 05/01/34 1,327
Stonegate Community Development District Special Assessment
1,465 3.000 05/01/39 1,513
Sweetwater Creek Community Development District Special Assessment(µ)
385 2.250 05/01/27 403
Tampa Bay Water Revenue Bonds
1,875 4.000 10/01/28 2,189
Timber Creek Community Development District Special Assessment(Þ)
210 4.125 11/01/24 213
Timber Creek Community Development District Special Assessment(Þ)
400 4.625 11/01/29 420
Timber Creek Community Development District Special Assessment(Þ)
535 5.000 11/01/38 577

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 305
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Tolomato Community Development District Special Assessment
420 3.500 05/01/24 427
Tolomato Community Development District Special Assessment(µ)
1,180 3.000 05/01/33 1,317
Tolomato Community Development District Special Assessment(µ)
930 3.000 05/01/37 1,034
Tolomato Community Development District Special Assessment(µ)
605 3.000 05/01/40 667
Town of Davie Educational Facilities Revenue Bonds
550 5.000 04/01/32 665
Village Community Development District No. 12 Special Assessment(Þ)
1,525 3.800 05/01/28 1,606
Volusia County School Board Certificate of Participation(µ)
1,280 5.000 08/01/32 1,549
Watergrass Community Development District II Special Assessment
390 4.000 05/01/23 394
Watergrass Community Development District II Special Assessment
775 4.450 05/01/28 799
Watergrass Community Development District II Special Assessment
2,260 5.150 05/01/38 2,364
156,195
Georgia - 1.6%
Bartow County Development Authority Revenue Bonds(~)(Ê)(ae)
890 1.550 08/01/43 898
Burke County Development Authority Revenue Bonds(~)(Ê)(ae)
525 2.150 10/01/32 545
Burke County Development Authority Revenue Bonds(~)(Ê)(ae)
285 2.250 10/01/32 294
Burke County Development Authority Revenue Bonds(~)(Ê)(ae)
3,875 3.000 11/01/45 4,055
Burke County Development Authority Revenue Bonds(~)(Ê)(ae)
500 2.925 11/01/48 532
Burke County Development Authority Revenue Bonds(~)(Ê)(ae)
855 1.550 12/01/49 863
County of Fulton Water & Sewerage Revenue Bonds
1,415 4.000 01/01/35 1,510
County of Fulton Water & Sewerage Revenue Bonds
500 3.000 01/01/36 565
Glynn-Brunswick Memorial Hospital Authority Revenue Bonds
1,000 5.000 08/01/21 1,041
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)
12,480 0.946 12/01/23 12,425
Main Street Natural Gas, Inc. Revenue Bonds
4,775 5.000 05/15/30 6,012
Main Street Natural Gas, Inc. Revenue Bonds(ae)(Ê)
8,785 1.944 04/01/48 8,729
Main Street Natural Gas, Inc. Revenue Bonds(~)(Ê) (ae)
2,750 4.000 04/01/48 3,009
Main Street Natural Gas, Inc. Revenue Bonds(~)(Ê)(ae)
2,600 4.000 08/01/49 2,953
Municipal Electric Authority of Georgia Revenue Bonds
2,420 5.000 01/01/38 2,995
Municipal Electric Authority of Georgia Revenue Bonds
1,225 5.000 01/01/39 1,512
Savannah Hospital Authority Revenue Bonds
1,000 5.500 07/01/28 1,113
49,051
Guam - 2.0%
Guam Business Privilege Tax Revenue Bonds
7,860 5.000 11/15/26 8,871
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/25 176
Guam Government Waterworks Authority Revenue Bonds
225 5.000 07/01/26 271
Guam Government Waterworks Authority Revenue Bonds
150 5.000 07/01/27 184
Guam Government Waterworks Authority Revenue Bonds
1,395 5.000 07/01/28 1,555
Guam Government Waterworks Authority Revenue Bonds
5,425 5.000 07/01/29 6,157
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/30 363
Guam Government Waterworks Authority Revenue Bonds
600 5.000 07/01/31 716
Guam Government Waterworks Authority Revenue Bonds
300 5.000 07/01/32 360
Guam Government Waterworks Authority Revenue Bonds
3,200 5.000 01/01/46 3,654
Guam Government Waterworks Authority Revenue Bonds
445 5.000 01/01/50 548
Guam Power Authority Revenue Bonds(µ)
2,190 5.000 10/01/24 2,371
Guam Power Authority Revenue Bonds
3,925 5.000 10/01/34 4,354
Guam Power Authority Revenue Bonds
2,690 5.000 10/01/35 3,068
Territory of Guam Revenue Bonds
435 5.000 12/01/21 450
Territory of Guam Revenue Bonds
5,060 5.000 12/01/22 5,371
Territory of Guam Revenue Bonds
2,450 5.000 12/01/23 2,662
Territory of Guam Revenue Bonds
3,000 5.000 12/01/24 3,328
Territory of Guam Revenue Bonds
2,000 5.000 12/01/28 2,298
Territory of Guam Revenue Bonds
9,625 5.000 01/01/31 9,958
Territory of Guam Revenue Bonds
785 5.000 01/01/32 812
Territory of Guam Revenue Bonds
1,035 5.000 12/01/32 1,179
Territory of Guam Revenue Bonds
555 5.000 12/01/35 627
Territory of Guam Revenue Bonds
980 5.000 12/01/36 1,104
60,437
Hawaii - 0.1%
City & County Honolulu Wastewater System Revenue Bonds
100 5.000 07/01/21 104

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
306 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City & County Honolulu Wastewater System Revenue Bonds
130 5.000 07/01/22 142
State of Hawaii Department of Budget & Finance Revenue Bonds
1,400 3.200 07/01/39 1,472
1,718
Idaho - 0.4%
Idaho Health Facilities Authority Revenue Bonds
1,390 5.000 09/01/24 1,579
Idaho Health Facilities Authority Revenue Bonds
2,090 5.000 09/01/27 2,466
Idaho Health Facilities Authority Revenue Bonds
2,045 5.000 09/01/28 2,405
Idaho Health Facilities Authority Revenue Bonds
2,400 5.000 09/01/31 2,779
Idaho Housing & Finance Association Revenue Bonds
1,670 5.000 07/15/31 1,874
Idaho State Building Authority Revenue Bonds
770 5.000 09/01/23 827
11,930
Illinois - 15.2%
Berwyn Municipal Securitization Corp. Revenue Bonds(µ)
1,000 5.000 01/01/35 1,260
Carol Stream Park District General Obligation Unlimited(µ)
475 5.000 01/01/37 569
Champaign Community Unit School District No.4 General Obligation Unlimited
50 Zero coupon 01/01/26 48
Champaign Community Unit School District No.4 General Obligation Unlimited
25 Zero coupon 01/01/27 23
Champaign Community Unit School District No.4 General Obligation Unlimited
35 Zero coupon 01/01/28 32
Champaign Community Unit School District No.4 General Obligation Unlimited
30 5.000 01/01/29 39
Champaign Community Unit School District No.4 General Obligation Unlimited
25 5.000 01/01/30 32
Champaign Community Unit School District No.4 General Obligation Unlimited
90 5.000 01/01/31 115
Champaign Community Unit School District No.4 General Obligation Unlimited
260 5.000 01/01/32 330
Champaign Community Unit School District No.4 General Obligation Unlimited
105 5.000 01/01/33 132
Champaign Community Unit School District No.4 General Obligation Unlimited
155 5.000 01/01/34 194
Chicago Board of Education Capital Improvement Tax Bonds Revenue Bonds
10,000 5.750 04/01/33 11,616
Chicago Board of Education General Obligation Unlimited
4,000 5.000 12/01/20 4,023
Chicago Board of Education General Obligation Unlimited(µ)
4,025 2.519 12/01/23 3,711
Chicago Board of Education General Obligation Unlimited(µ)
675 5.000 12/01/25 773
Chicago Board of Education General Obligation Unlimited(µ)
810 5.000 12/01/26 942
Chicago Board of Education General Obligation Unlimited(µ)
15,875 5.000 12/01/27 18,647
Chicago Board of Education General Obligation Unlimited(µ)
10,880 2.956 12/01/28 8,477
Chicago Board of Education General Obligation Unlimited(µ)
2,750 5.000 12/01/28 3,278
Chicago Board of Education General Obligation Unlimited(µ)
3,630 3.163 12/01/30 2,611
Chicago Board of Education General Obligation Unlimited(µ)
8,000 5.000 12/01/31 9,389
Chicago Board of Education General Obligation Unlimited(µ)
6,500 5.000 12/01/32 7,583
Chicago Board of Education General Obligation Unlimited
325 5.000 04/01/34 357
Chicago Board of Education General Obligation Unlimited
250 5.000 04/01/35 274
Chicago Board of Education General Obligation Unlimited(µ)
1,000 5.000 12/01/35 1,154
Chicago Board of Education General Obligation Unlimited
225 5.000 04/01/36 246
Chicago Board of Education General Obligation Unlimited
310 5.000 04/01/37 339
Chicago Board of Education General Obligation Unlimited(Þ)
5,000 7.000 12/01/42 6,182
Chicago Midway International Airport Revenue Bonds
3,000 5.000 01/01/21 3,051
Chicago Midway International Airport Revenue Bonds
940 5.000 01/01/30 1,059
Chicago Midway International Airport Revenue Bonds
4,435 5.000 01/01/34 4,942
Chicago O'Hare International Airport Revenue Bonds
3,200 5.000 01/01/28 3,460
Chicago O'Hare International Airport Revenue Bonds
4,250 5.000 01/01/33 4,994
Chicago O'Hare International Airport Revenue Bonds
1,850 5.000 01/01/34 2,168
Chicago O'Hare International Airport Revenue Bonds
1,825 4.000 01/01/44 2,041
Chicago Park District General Obligation Limited(µ)
5,000 4.000 01/01/32 5,721
Chicago Park District General Obligation Limited(µ)
6,810 4.000 01/01/33 7,738
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,420 5.000 01/01/26 3,999
Chicago Sales Tax Securitization Corp. Revenue Bonds
2,925 5.000 01/01/27 3,487
Chicago Sales Tax Securitization Corp. Revenue Bonds
4,650 5.000 01/01/28 5,656
Chicago Sales Tax Securitization Corp. Revenue Bonds
3,695 5.000 01/01/29 4,577
Chicago Sales Tax Securitization Corp. Revenue Bonds
7,805 5.000 01/01/30 9,850
Chicago Sales Tax Securitization Corp. Revenue Bonds
19,040 5.500 01/01/32 23,958
Chicago Sales Tax Securitization Corp. Revenue Bonds
6,590 5.000 01/01/35 7,788
Chicago Sales Tax Securitization Corp. Revenue Bonds
710 4.000 01/01/38 777
City of Chicago General Obligation Unlimited
1,925 5.000 12/01/21 1,940

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 307
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Chicago General Obligation Unlimited
6,570 5.000 12/01/23 6,609
City of Chicago General Obligation Unlimited
465 5.000 01/01/27 519
City of Chicago General Obligation Unlimited
1,650 5.000 01/01/28 1,855
City of Chicago General Obligation Unlimited
2,210 5.000 01/01/29 2,480
City of Chicago General Obligation Unlimited
870 5.000 01/01/30 988
City of Chicago General Obligation Unlimited
60 5.000 01/01/31 68
City of Chicago General Obligation Unlimited(µ)
5,535 5.250 01/01/31 6,137
City of Chicago General Obligation Unlimited
1,400 5.000 01/01/36 1,477
City of Chicago General Obligation Unlimited
3,700 5.000 01/01/38 3,955
City of Chicago General Obligation Unlimited
325 5.000 01/01/40 326
City of Chicago Motor Fuel Tax Revenue Bonds
560 5.000 01/01/28 585
City of Chicago Motor Fuel Tax Revenue Bonds
725 5.000 01/01/29 756
City of Chicago Revenue Bonds(ae)
500 5.250 01/01/38 535
City of Chicago Wastewater Transmission Revenue Bonds
505 5.000 01/01/29 562
City of Chicago Wastewater Transmission Revenue Bonds
900 5.000 01/01/32 997
City of Chicago Wastewater Transmission Revenue Bonds
1,630 5.000 01/01/35 1,852
City of Chicago Wastewater Transmission Revenue Bonds
4,920 5.000 01/01/36 5,768
City of Chicago Waterworks Revenue Bonds(µ)
6,000 5.000 11/01/31 7,234
City of Chicago Waterworks Revenue Bonds
1,000 5.000 11/01/34 1,125
City of Chicago Waterworks Revenue Bonds
2,875 5.000 11/01/42 3,061
City of Country Club Hills General Obligation Unlimited(µ)
340 4.000 12/01/20 344
City of Country Club Hills General Obligation Unlimited(µ)
1,000 4.000 12/01/29 1,155
City of Peoria General Obligation Unlimited(µ)
120 5.000 01/01/29 155
City of Peoria General Obligation Unlimited(µ)
200 5.000 01/01/31 256
City of Springfield Electric Revenue Bonds
1,280 5.000 03/01/32 1,508
Cook County Community College District No. 508 General Obligation Unlimited
1,500 5.250 12/01/28 1,550
Cook County Community College District No. 527 General Obligation Unlimited(µ)
580 4.000 12/15/36 670
Cook County Community College District No. 527 General Obligation Unlimited(µ)
625 4.000 12/15/38 717
Cook County High School District No. 209 Proviso Township General Obligation
Limited(µ)
2,475 5.500 12/01/36 3,273
Cook County School District No. 95 General Obligation Unlimited
465 4.000 12/01/24 532
Cook County Township High School District General Obligation Unlimited(µ)
1,000 5.000 12/01/30 1,253
Cook County Township High School District General Obligation Unlimited(µ)
1,100 5.000 12/01/31 1,370
Cook County Township High School District General Obligation Unlimited(µ)
1,160 5.000 12/01/32 1,435
County of Cook Sales Tax Revenue Bonds
1,250 5.250 11/15/36 1,518
County of DuPage General Obligation Limited
600 5.000 01/01/28 747
County of Union General Obligation Unlimited(µ)
1,000 4.000 09/01/36 1,193
Glenview Park District General Obligation Unlimited
605 2.000 12/01/20 609
Governors State University Certificates of Participation(µ)
500 5.000 07/01/24 574
Governors State University Certificates of Participation(µ)
500 5.000 07/01/25 590
Illinois Finance Authority Revenue Bonds
1,000 5.375 10/01/23 1,004
Illinois Finance Authority Revenue Bonds
1,000 5.375 10/01/24 1,004
Illinois Finance Authority Revenue Bonds
2,150 5.000 02/15/27 2,142
Illinois Finance Authority Revenue Bonds
1,000 6.000 10/01/28 1,002
Illinois Finance Authority Revenue Bonds(Ø)
300 4.375 12/01/28 83
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/28 281
Illinois Finance Authority Revenue Bonds
3,000 5.000 01/01/29 3,632
Illinois Finance Authority Revenue Bonds
520 5.000 08/01/29 592
Illinois Finance Authority Revenue Bonds
315 5.000 12/01/29 353
Illinois Finance Authority Revenue Bonds
1,265 5.000 08/01/30 1,445
Illinois Finance Authority Revenue Bonds
250 5.000 12/01/30 279
Illinois Finance Authority Revenue Bonds
925 5.000 08/01/31 1,056
Illinois Finance Authority Revenue Bonds
320 5.000 12/01/31 355
Illinois Finance Authority Revenue Bonds
745 5.000 08/01/32 846
Illinois Finance Authority Revenue Bonds
500 5.000 12/01/32 552
Illinois Finance Authority Revenue Bonds
545 4.000 12/01/34 650
Illinois Finance Authority Revenue Bonds
700 4.000 12/01/35 832
Illinois Finance Authority Revenue Bonds
200 5.000 01/01/36 235

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
308 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Illinois Finance Authority Revenue Bonds
2,660 4.000 12/01/36 3,150
Illinois Finance Authority Revenue Bonds
2,000 4.000 12/01/39 2,344
Illinois Finance Authority Revenue Bonds
925 5.000 10/01/41 1,139
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds
500 5.000 02/15/27 535
Illinois Finance Authority Student Housing & Academic Facilities Revenue Bonds
400 5.000 02/15/29 427
Illinois General Obligation Unlimited
3,250 5.000 11/01/25 3,649
Illinois General Obligation Unlimited
720 5.000 05/01/42 794
Illinois General Obligation Unlimited
720 5.000 05/01/43 793
Illinois Sports Facilities Authority Revenue Bonds(µ)
1,000 5.250 06/15/31 1,119
Illinois State Toll Highway Authority Revenue Bonds
400 5.000 01/01/25 474
Illinois State Toll Highway Authority Revenue Bonds
5,000 5.000 12/01/32 5,946
Illinois State University Revenue Bonds(µ)
435 5.000 04/01/21 447
Illinois State University Revenue Bonds(µ)
725 5.000 04/01/23 801
Illinois State University Revenue Bonds(µ)
360 5.000 04/01/24 411
Illinois State University Revenue Bonds(µ)
500 5.000 04/01/25 588
Kane County School District No. 131 Aurora East Side General Obligation(µ)
3,920 5.000 12/01/27 4,821
Kane County School District No. 131 Aurora East Side General Obligation(µ)
2,000 5.000 12/01/28 2,467
Kane County School District No. 131 Aurora East Side General Obligation(µ)
2,000 5.000 12/01/29 2,457
LaSalle-Peru Township High School District No. 120 General Obligation
Unlimited(µ)
345 4.000 12/01/29 431
LaSalle-Peru Township High School District No. 120 General Obligation
Unlimited(µ)
260 4.000 12/01/30 323
LaSalle-Peru Township High School District No. 120 General Obligation
Unlimited(µ)
320 4.000 12/01/31 394
LaSalle-Peru Township High School District No. 120 General Obligation
Unlimited(µ)
385 4.000 12/01/32 470
LaSalle-Peru Township High School District No. 120 General Obligation
Unlimited(µ)
635 4.000 12/01/35 762
LaSalle-Peru Township High School District No. 120 General Obligation
Unlimited(µ)
3,260 4.000 12/01/37 3,872
Madison & Jersey Counties Unit School District No. 11 General Obligation
Unlimited(µ)
185 5.000 03/01/28 226
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ)
700 4.000 05/01/21 719
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ)
370 4.000 05/01/27 438
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ)
225 4.000 05/01/28 264
Madison-Macoupin Etc Counties Community College District No. 536 General
Obligation Unlimited(µ)
1,000 4.000 05/01/29 1,166
McHenry & Kane Counties Community Consolidated School District No. 158
Huntley General Obligation Unlimited(µ)
435 1.843 01/01/21 433
McHenry & Kane Counties Community Consolidated School District No. 158
Huntley General Obligation Unlimited
2,200 5.625 01/15/32 2,349
McHenry County Community Unit School District No. 12 Johnsburg General
Obligation Unlimited(µ)
850 5.000 01/01/33 991
Metropolitan Pier & Exposition Authority Revenue Bonds
355 5.000 12/15/27 405
Metropolitan Pier & Exposition Authority Revenue Bonds(µ)
8,565 5.000 12/15/28 8,923
Metropolitan Pier & Exposition Authority Revenue Bonds
1,300 5.000 12/15/30 1,470
Metropolitan Pier & Exposition Authority Revenue Bonds
555 5.000 12/15/31 625
Metropolitan Pier & Exposition Authority Revenue Bonds
600 5.000 12/15/33 669
Metropolitan Pier & Exposition Authority Revenue Bonds
500 5.000 12/15/34 556
Metropolitan Pier & Exposition Authority Revenue Bonds
540 2.169 12/15/37 368
Metropolitan Pier & Exposition Authority Revenue Bonds
1,500 1.730 12/15/42 1,014
Metropolitan Pier & Exposition Authority Revenue Bonds
1,650 1.452 12/15/47 1,103
Northern Illinois University Revenue Bonds(µ)
850 5.000 04/01/29 1,084
Northern Illinois University Revenue Bonds(µ)
1,040 5.000 04/01/31 1,342
Northern Illinois University Revenue Bonds(µ)
1,350 5.000 04/01/33 1,719
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,925 4.000 04/01/28 2,337

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 309
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,255 4.000 04/01/29 1,505
Peoria County Community Unit School District No. 323 General Obligation
Unlimited
1,585 4.000 04/01/30 1,887
Rock Island County School Districts General Obligation Unlimited(µ)
1,105 5.000 12/01/30 1,392
Rock Island County School Districts General Obligation Unlimited(µ)
665 5.000 12/01/31 833
Rock Island County School Districts General Obligation Unlimited(µ)
625 5.000 12/01/32 778
Rock Island County School Districts General Obligation Unlimited(µ)
785 5.000 12/01/33 970
Rock Island County School Districts General Obligation Unlimited(µ)
675 5.000 12/01/34 834
Sales Tax Securitization Corp. Revenue Bonds(µ)
1,900 5.000 01/01/37 2,325
Sangamon County Illinois School Districts General Obligation Limited(µ)
1,105 5.000 06/01/30 1,476
Sangamon County Illinois School Districts General Obligation Limited(µ)
1,160 5.000 06/01/31 1,540
Sangamon County Illinois School Districts General Obligation Limited(µ)
1,220 5.000 06/01/32 1,608
Sangamon County Illinois School Districts General Obligation Limited(µ)
1,395 5.000 02/01/33 1,817
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited(µ)
550 5.000 12/01/34 689
Sangamon Logan & Menard Counties Community Unit School District No. 15
Williamsville General Obligation Unlimited(µ)
1,000 4.000 12/01/40 1,130
Southern Illinois University Revenue Bonds(µ)
1,470 5.000 04/01/27 1,635
Southern Illinois University Revenue Bonds(µ)
850 5.000 04/01/28 943
Southwestern Illinois Development Authority Revenue Bonds
1,450 4.000 04/15/31 1,803
Southwestern Illinois Development Authority Revenue Bonds
1,075 4.000 04/15/33 1,313
Southwestern Illinois Development Authority Revenue Bonds(µ)
1,005 5.000 10/15/33 1,200
Southwestern Illinois Development Authority Revenue Bonds
925 4.000 04/15/34 1,125
Southwestern Illinois Development Authority Revenue Bonds
1,225 4.000 10/15/35 1,481
State of Illinois General Obligation Unlimited
440 5.000 11/01/20 443
State of Illinois General Obligation Unlimited
515 5.000 02/01/21 522
State of Illinois General Obligation Unlimited
3,000 5.000 07/01/21 3,079
State of Illinois General Obligation Unlimited
1,140 5.000 11/01/21 1,181
State of Illinois General Obligation Unlimited
3,025 4.000 02/01/22 3,108
State of Illinois General Obligation Unlimited
200 5.000 05/01/22 210
State of Illinois General Obligation Unlimited
225 5.000 07/01/22 237
State of Illinois General Obligation Unlimited(µ)
2,750 5.000 08/01/22 2,919
State of Illinois General Obligation Unlimited
130 4.000 01/01/23 133
State of Illinois General Obligation Unlimited
400 5.000 02/01/24 437
State of Illinois General Obligation Unlimited
3,000 5.000 11/01/24 3,316
State of Illinois General Obligation Unlimited
240 4.000 01/01/25 246
State of Illinois General Obligation Unlimited
8,560 5.000 01/01/25 9,480
State of Illinois General Obligation Unlimited
2,290 5.000 08/01/25 2,411
State of Illinois General Obligation Unlimited
15 4.000 03/01/26 15
State of Illinois General Obligation Unlimited
110 5.500 07/01/26 120
State of Illinois General Obligation Unlimited
125 5.000 04/01/27 136
State of Illinois General Obligation Unlimited
3,735 5.500 07/01/27 4,062
State of Illinois General Obligation Unlimited
385 4.000 09/01/27 385
State of Illinois General Obligation Unlimited
3,580 5.000 11/01/27 4,117
State of Illinois General Obligation Unlimited
750 5.000 02/01/28 856
State of Illinois General Obligation Unlimited
1,035 5.000 05/01/28 1,124
State of Illinois General Obligation Unlimited
3,100 5.000 10/01/28 3,630
State of Illinois General Obligation Unlimited
5,700 5.000 11/01/28 6,533
State of Illinois General Obligation Unlimited
3,750 5.000 10/01/29 4,373
State of Illinois General Obligation Unlimited
150 5.000 11/01/29 171
State of Illinois General Obligation Unlimited(µ)
4,500 4.000 02/01/30 4,945
State of Illinois General Obligation Unlimited
2,175 5.000 05/01/30 2,353
State of Illinois General Obligation Unlimited
250 5.250 07/01/30 269
State of Illinois General Obligation Unlimited
50 5.000 03/01/31 52
State of Illinois General Obligation Unlimited
2,000 5.000 04/01/31 2,155
State of Illinois General Obligation Unlimited
120 4.250 01/01/36 125
State of Illinois Revenue Bonds
5,090 4.500 06/15/36 5,125

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
310 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Town of Cicero General Obligation Unlimited(µ)
785 5.000 01/01/21 799
Town of Cicero General Obligation Unlimited(µ)
825 5.000 01/01/22 874
Town of Cicero General Obligation Unlimited(µ)
915 5.000 01/01/24 1,039
Town of Cicero General Obligation Unlimited(µ)
500 5.000 01/01/25 586
Town of Cicero General Obligation Unlimited(µ)
1,010 5.000 01/01/26 1,217
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
1,605 5.250 12/01/35 1,965
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,075 5.250 12/01/36 3,752
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
3,240 5.250 12/01/37 3,943
Upper Illinois River Valley Redevelopment Authority Revenue Bonds
2,985 5.250 12/01/38 3,623
Village of Bellwood General Obligation Unlimited
400 5.875 12/01/27 443
Village of Bellwood General Obligation Unlimited(µ)
2,075 5.000 12/01/32 2,379
Village of Mundelein General Obligation Unlimited(µ)
570 4.000 12/15/29 707
Village of Mundelein General Obligation Unlimited(µ)
400 4.000 12/15/30 493
Village of Mundelein General Obligation Unlimited(µ)
500 4.000 12/15/31 613
Village of Mundelein General Obligation Unlimited(µ)
655 4.000 12/15/33 794
Village of Mundelein General Obligation Unlimited(µ)
845 4.000 12/15/39 1,006
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/27 777
Village of Romeoville General Obligation Unlimited
600 5.000 12/30/28 793
Village of Rosemont General Obligation Unlimited(µ)
1,430 5.000 12/01/26 1,739
Village of Rosemont General Obligation Unlimited(µ)
1,500 5.000 12/01/27 1,864
Volo Village Special Service Area No. 3 & 6 Special Tax(µ)
1,094 5.000 03/01/34 1,272
West Chicago Park District General Obligation Unlimited(µ)
795 5.250 12/01/29 806
Western Illinois Economic Development Authority Revenue Bonds(µ)
1,140 5.000 01/01/27 1,357
Western Illinois Economic Development Authority Revenue Bonds(µ)
725 5.000 01/01/28 862
Western Illinois University Revenue Bonds(µ)
560 5.000 04/01/24 639
Will County School District No. 114 Manhattan General Obligation Unlimited(µ)
1,630 3.500 01/01/25 1,772
Will County School District No. 114 Manhattan General Obligation Unlimited(µ)
650 4.000 01/01/34 726
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited(µ)
985 5.000 12/01/24 1,162
Williamson Jackson, Perry, Randolph Counties Community College District No.
530 General Obligation Unlimited(µ)
1,450 5.000 12/01/25 1,761
465,393
Indiana - 0.4%
City of Indianapolis Gas Utility Revenue Bonds(µ)
1,000 5.000 08/15/23 1,001
City of Rockport Pollution Control Revenue Bonds
1,500 3.050 06/01/25 1,648
Evansville Industry Redevelopment Authority Revenue Bonds(µ)
1,255 4.000 02/01/33 1,449
Indiana Finance Authority Revenue Bonds
25 4.000 07/01/30 26
Indiana Finance Authority Revenue Bonds
1,000 3.000 11/01/30 1,047
Indiana Finance Authority Revenue Bonds
325 5.000 02/01/31 401
Indiana Finance Authority Revenue Bonds
500 5.000 02/01/32 613
Indiana Finance Authority Revenue Bonds(~)(ae)
1,145 1.640 11/01/39 1,141
Indiana Finance Authority Revenue Bonds
40 5.000 07/01/40 43
Indiana Finance Authority Revenue Bonds(~)(ae)(Ê)
400 2.100 11/01/49 423
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,000 5.000 07/15/35 1,318
Metropolitan School District of Township School Building Corp. Revenue Bonds
1,100 5.000 07/15/36 1,444
Metropolitan School District of Wash Township School Building Corp. Revenue
Bonds
1,020 4.000 07/10/33 1,238
Metropolitan School District of Wash Township School Building Corp. Revenue
Bonds
1,125 4.000 07/10/34 1,359
13,151
Iowa - 1.1%
City of Altoona Certificate of Participation(µ)
1,205 5.000 06/01/37 1,492
City of Altoona Certificate of Participation(µ)
245 5.000 06/01/38 303
City of Altoona Certificate of Participation(µ)
800 5.000 06/01/39 987
City of Ames Revenue Bonds
2,000 5.000 06/15/31 2,368
City of Coralville Revenue Bonds
215 4.000 05/01/23 219
City of Coralville Revenue Bonds
555 4.000 05/01/25 563
City of Coralville Revenue Bonds
305 4.000 05/01/26 309

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 311
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Coralville Revenue Bonds
600 4.000 05/01/27 607
City of Coralville Revenue Bonds
465 4.000 05/01/28 470
City of Coralville Revenue Bonds
975 4.000 05/01/29 983
City of Coralville Revenue Bonds
875 4.000 05/01/30 881
City of Orange Sewer Revenue Bonds(µ)
440 4.000 06/01/34 487
Iowa Finance Authority Revenue Bonds
4,000 5.000 07/01/28 4,441
Iowa Finance Authority Revenue Bonds
2,630 5.000 08/01/33 3,634
Iowa Finance Authority Revenue Bonds
4,500 5.000 08/01/34 6,206
Iowa Finance Authority Revenue Bonds
4,825 4.000 07/01/47 5,507
Iowa Finance Authority Revenue Bonds
880 4.000 07/01/48 970
Xenia Rural Water District Revenue Bonds
3,000 5.000 12/01/28 3,652
34,079
Kansas - 0.4%
Crawford County Unified School District General Obligation Unlimited(µ)
650 5.000 09/01/35 815
Kansas Municipal Energy Agency Revenue Bonds(µ)
1,110 5.000 04/01/31 1,364
Kansas Municipal Energy Agency Revenue Bonds(µ)
1,000 5.000 04/01/32 1,223
Kansas Municipal Energy Agency Revenue Bonds(µ)
1,000 5.000 04/01/38 1,197
University of Kansas Hospital Authority Revenue Bonds
2,775 4.000 03/01/36 3,283
University of Kansas Hospital Authority Revenue Bonds
2,500 4.000 03/01/37 2,947
Wyandotte County City Unified Government Revenue Bonds
1,820 4.500 06/01/40 1,792
12,621
Kentucky - 1.0%
Kentucky Asset / Liability Commission Revenue Bonds(µ)(Ê)
980 1.809 11/01/27 964
Kentucky Economic Development Finance Authority Revenue Bonds
2,750 5.000 06/01/23 2,951
Kentucky Economic Development Finance Authority Revenue Bonds
1,935 4.000 07/01/31 2,006
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/35 181
Kentucky Economic Development Finance Authority Revenue Bonds
145 5.000 08/01/36 181
Kentucky Property & Building Commission Revenue Bonds
1,900 5.000 11/01/25 2,292
Kentucky Property & Building Commission Revenue Bonds(µ)
2,750 5.000 05/01/31 3,488
Kentucky Property & Building Commission Revenue Bonds(µ)
2,000 5.000 05/01/32 2,523
Kentucky Public Energy Authority Revenue Bonds(~)(Ê)(ae)
5,625 4.000 12/01/49 6,414
Louisville/Jefferson County Metropolitan Government Revenue Bonds
780 5.000 10/01/32 932
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,100 5.000 10/01/33 2,500
Louisville/Jefferson County Metropolitan Government Revenue Bonds
3,000 4.000 10/01/34 3,368
Louisville/Jefferson County Metropolitan Government Revenue Bonds
2,350 4.000 10/01/40 2,679
Louisville/Jefferson County Metropolitan Sewer District Revenue Bond
505 5.000 05/15/30 534
31,013
Louisiana - 1.6%
Bossier Parish School Board General Obligation Unlimited(µ)
275 5.000 03/01/21 283
Calcasieu Parish Memorial Hospital Service District Revenue Bonds
1,455 5.000 12/01/26 1,726
City of New Orleans Sewerage Service Revenue Bonds
1,000 5.000 06/01/35 1,176
City of Shreveport General Obligation Unlimited(µ)
2,000 5.000 08/01/28 2,478
City of Shreveport Water & Sewer Revenue Bonds(µ)
1,020 5.000 12/01/31 1,286
City of Shreveport Water & Sewer Revenue Bonds(µ)
3,955 5.000 12/01/32 4,783
City of Shreveport Water & Sewer Revenue Bonds(µ)
1,000 5.000 12/01/33 1,194
Jefferson Sales Tax District Revenue Bonds(µ)
1,825 5.000 12/01/34 2,339
Lafayette Consolidated Government Revenue Bonds(µ)
700 5.000 11/01/29 832
Louisiana Housing Corp. Revenue Bonds
1,765 4.500 12/01/47 1,977
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)
2,500 5.000 10/01/28 3,268
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds
3,250 3.500 11/01/32 3,445
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue Bonds(µ)
470 5.000 10/01/33 596
Louisiana Public Facilities Authority Revenue Bonds(µ)
1,615 5.000 09/01/29 1,843
Louisiana Public Facilities Authority Revenue Bonds
595 5.000 11/01/33 664
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/44 103
Louisiana Public Facilities Authority Revenue Bonds
100 4.000 07/01/49 103

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
312 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Parish of St John the Baptist Revenue Bonds(~)(Ê)(ae)
1,740 2.000 06/01/37 1,731
Parish of St John the Baptist Revenue Bonds(~)(Ê)(ae)
2,440 2.100 06/01/37 2,407
Parish of St John the Baptist Revenue Bonds(~)(Ê)(ae)
3,265 2.200 06/01/37 3,156
Red River Parish School Board General Obligation Unlimited
630 5.000 03/01/28 803
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
7,000 5.000 05/01/21 7,252
State of Louisiana General Obligation Unlimited(ae)
2,760 5.000 08/01/22 3,025
State of Louisiana Revenue Bonds
1,300 5.000 06/15/28 1,517
47,987
Maine - 0.1%
Maine Turnpike Authority Revenue Bonds
3,225 5.000 07/01/42 3,436
Maryland - 0.5%
Baltimore Convention Center Hotel Revenue Bonds
2,000 5.000 09/01/32 1,825
Baltimore Convention Center Hotel Revenue Bonds
1,000 5.000 09/01/36 914
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/32 96
Baltimore Research Park Project Revenue Bonds
70 4.000 01/01/33 79
Baltimore Research Park Project Revenue Bonds
85 4.000 01/01/34 95
Baltimore Research Park Project Revenue Bonds
75 4.000 01/01/35 84
Baltimore Research Park Project Revenue Bonds
80 4.000 01/01/36 89
Baltimore Research Park Project Revenue Bonds
90 4.000 01/01/37 100
Baltimore Research Park Project Revenue Bonds
145 4.000 01/01/38 159
Baltimore Research Park Project Revenue Bonds
195 4.000 01/01/39 215
Baltimore Research Park Project Revenue Bonds
200 4.000 01/01/40 218
County of Frederick Tax Allocation
890 3.250 07/01/29 866
Maryland Community Development Administration Revenue Bonds
4,405 4.500 09/01/48 4,986
Maryland Economic Development Corp. Revenue Bonds
1,500 5.000 06/01/35 1,664
Prince George County General Obligation Limited
480 4.000 09/01/32 539
Prince George County General Obligation Limited
185 4.000 09/01/33 207
State of Maryland Department of Transportation Revenue Bonds
3,025 4.000 09/01/27 3,750
15,886
Massachusetts - 1.2%
City of Boston General Obligation Unlimited
2,015 5.000 04/01/25 2,461
Commonwealth of Massachusetts General Obligation Limited(µ)
1,000 5.500 08/01/30 1,433
Commonwealth of Massachusetts General Obligation Limited
2,250 3.000 07/01/39 2,515
Commonwealth of Massachusetts General Obligation Limited
1,290 5.000 12/01/41 1,362
Commonwealth of Massachusetts General Obligation Ltd.
4,000 4.000 05/01/39 4,745
Commonwealth of Massachusetts General Obligation Unlimited(µ)(Ê)
3,425 1.849 05/01/37 3,327
Massachusetts Bay Transportation Authority Revenue Bonds
9,000 1.127 07/01/21 8,970
Massachusetts Clean Water Trust (The) Revenue Bonds
5,000 3.900 08/01/23 5,116
Massachusetts Development Finance Agency Revenue Bonds(Þ)
410 4.000 11/15/23 403
Massachusetts Development Finance Agency Revenue Bonds
1,000 5.000 10/01/25 1,053
Massachusetts Development Finance Agency Revenue Bonds(Þ)
300 5.000 11/15/28 304
Massachusetts Development Finance Agency Revenue Bonds
1,675 5.000 07/01/31 1,948
Massachusetts Development Finance Agency Revenue Bonds
175 5.000 07/01/38 207
Massachusetts Development Finance Agency Revenue Bonds
400 5.000 07/01/39 471
Massachusetts Housing Finance Agency Revenue Bonds
1,895 4.000 12/01/48 2,084
36,399
Michigan - 4.3%
Allendale Public School District General Obligation Unlimited
2,600 5.000 05/01/22 2,808
Allendale Public School District General Obligation Unlimited
2,715 5.000 05/01/23 3,062
Brighton Area School District General Obligation Unlimited
1,525 5.000 05/01/26 1,710
City of Detroit General Obligation Unlimited
1,000 5.000 04/01/21 1,011
City of Detroit General Obligation Unlimited
850 5.000 04/01/22 872
City of Detroit General Obligation Unlimited
850 5.000 04/01/23 883
City of Detroit General Obligation Unlimited
200 5.000 04/01/24 210
City of Detroit Sewage Disposal System Revenue Bonds(ae)
3,500 5.000 07/01/22 3,823
City of Detroit Sewage Disposal System Revenue Bonds(µ)
15,000 5.000 07/01/35 15,648
County of Wayne General Obligation Limited(µ)
2,815 5.000 02/01/34 2,824

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 313
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)
700 5.000 07/01/30 803
Detroit Downtown Development Authority Tax Allocation Revenue Bonds(µ)
1,785 5.000 07/01/31 2,044
Downriver Utility Wastewater Authority Revenue Bonds(µ)
895 5.000 04/01/28 1,149
Eastern Michigan University Revenue Bonds(µ)
740 5.000 03/01/30 910
Eastern Michigan University Revenue Bonds(µ)
2,000 5.000 03/01/31 2,450
Eastern Michigan University Revenue Bonds(µ)
1,000 5.000 03/01/33 1,213
Grand Rapids Public Schools General Obligation Unlimited(µ)
2,430 5.000 05/01/34 2,955
Grand Rapids Public Schools General Obligation Unlimited(µ)
1,000 5.000 11/01/34 1,307
Grand Rapids Public Schools General Obligation Unlimited(µ)
1,000 5.000 05/01/35 1,214
Grand Traverse County Hospital Finance Authority Revenue Bonds
150 5.000 07/01/25 180
Grand Traverse County Hospital Finance Authority Revenue Bonds
365 5.000 07/01/26 448
Grand Traverse County Hospital Finance Authority Revenue Bonds
130 5.000 07/01/27 163
Grand Traverse County Hospital Finance Authority Revenue Bonds
100 5.000 07/01/28 128
Grand Traverse County Hospital Finance Authority Revenue Bonds
325 5.000 07/01/29 415
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
1,000 5.000 07/01/26 1,238
Great Lakes Water Authority Sewage Disposal System Revenue Bonds
6,975 5.000 07/01/29 9,247
Great Lakes Water Authority Sewage Disposal System Revenue Bonds(µ)
1,000 4.000 07/01/33 1,153
Great Lakes Water Authority Water Supply System Revenue Bonds
110 5.000 07/01/27 136
Hudsonville Public Schools General Obligation Unlimited
1,185 4.000 05/01/36 1,458
Hudsonville Public Schools General Obligation Unlimited
1,565 4.000 05/01/38 1,912
Hudsonville Public Schools General Obligation Unlimited
1,060 4.000 05/01/39 1,291
Imlay City Community Schools General Obligation Unlimited
500 4.000 05/01/37 613
Kalamazoo Hospital Finance Authority Revenue Bonds
1,500 4.000 05/15/31 1,686
Karegnondi Water Authority Revenue Bonds
855 5.000 11/01/34 1,073
Karegnondi Water Authority Revenue Bonds
1,000 5.000 11/01/35 1,247
Karegnondi Water Authority Revenue Bonds
1,400 5.000 11/01/37 1,715
Leland Public Schools General Obligation Unlimited(µ)
1,180 4.000 05/01/43 1,383
Michigan Finance Authority Revenue Bonds
600 5.000 12/01/20 603
Michigan Finance Authority Revenue Bonds(ae)
1,560 5.000 12/01/21 1,628
Michigan Finance Authority Revenue Bonds
1,230 5.000 02/01/22 1,255
Michigan Finance Authority Revenue Bonds
770 5.000 12/01/22 799
Michigan Finance Authority Revenue Bonds
655 5.000 12/01/23 689
Michigan Finance Authority Revenue Bonds
2,000 5.000 04/01/25 2,384
Michigan Finance Authority Revenue Bonds
2,500 5.250 02/01/27 2,685
Michigan Finance Authority Revenue Bonds
1,000 5.000 11/01/27 1,087
Michigan Finance Authority Revenue Bonds
4,655 5.000 07/01/28 5,110
Michigan Finance Authority Revenue Bonds
1,660 5.000 12/01/28 2,117
Michigan Finance Authority Revenue Bonds
1,385 5.000 07/01/29 1,517
Michigan Finance Authority Revenue Bonds
3,000 5.000 11/15/29 3,495
Michigan Finance Authority Revenue Bonds
1,000 5.000 07/01/30 1,131
Michigan Finance Authority Revenue Bonds
1,500 5.000 02/15/35 1,897
Michigan Finance Authority Revenue Bonds
500 5.000 07/01/35 579
Michigan Finance Authority Revenue Bonds
1,500 4.000 11/15/36 1,677
Michigan Finance Authority Revenue Bonds
585 5.000 12/01/36 601
Michigan State Housing Development Authority Revenue Bonds
4,565 4.250 06/01/49 5,087
Michigan State Housing Development Authority Revenue Bonds
6,695 4.250 12/01/49 7,528
Michigan Tobacco Settlement Finance Authority Revenue Bonds
2,265 5.125 06/01/22 2,267
Novi Community School District General Obligation Unlimited
1,250 5.000 05/01/33 1,694
Novi Community School District General Obligation Unlimited
1,475 5.000 05/01/34 1,987
Novi Community School District General Obligation Unlimited
1,365 5.000 05/01/37 1,805
Novi Community School District General Obligation Unlimited
1,425 5.000 05/01/39 1,873
University of Michigan Revenue Bonds(ae)(Ê)
2,350 1.390 04/01/33 2,345
Wayne County Airport Authority Revenue Bonds
635 5.000 12/01/29 738
Wayne County Airport Authority Revenue Bonds(µ)
3,915 5.000 12/01/39 4,473
131,433
Minnesota - 0.4%
City of Crookston Revenue Bonds
2,410 5.000 05/01/34 2,413

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
314 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Minneapolis/St Paul Housing & Redevelopment Authority Revenue Bonds
2,465 5.000 11/15/28 3,179
City of St. Cloud Revenue Bonds
650 5.000 05/01/48 798
City of St. Cloud Revenue Bonds
250 4.000 05/01/49 281
Duluth Independent School District No. 709 Certificate of Participation
320 5.000 02/01/22 340
Duluth Independent School District No. 709 Certificate of Participation
395 5.000 02/01/26 481
Minnesota Higher Education Facilities Authority Revenue Bonds
25 4.000 12/01/26 27
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/27 33
Minnesota Higher Education Facilities Authority Revenue Bonds
35 4.000 12/01/28 39
Minnesota Higher Education Facilities Authority Revenue Bonds
1,015 5.000 10/01/29 1,213
Minnesota Higher Education Facilities Authority Revenue Bonds
20 4.000 12/01/29 22
Minnesota Higher Education Facilities Authority Revenue Bonds
40 4.000 12/01/30 44
Minnesota Higher Education Facilities Authority Revenue Bonds
585 5.000 10/01/31 692
Minnesota Higher Education Facilities Authority Revenue Bonds
30 4.000 12/01/31 33
St. Paul Housing & Redevelopment Authority Revenue Bonds(ae)
2,300 2.200 09/01/21 2,301
11,896
Mississippi - 0.5%
Mississippi Business Finance Corp. Revenue Bonds
1,150 2.500 04/01/22 1,160
Mississippi Business Finance Corp. Revenue Bonds(ae)
1,030 2.750 12/01/40 1,049
Mississippi Development Bank Revenue Bonds(µ)
1,000 5.000 04/01/28 1,134
Mississippi Development Bank Revenue Bonds
200 5.000 04/01/32 263
Mississippi Development Bank Revenue Bonds(µ)
1,000 5.000 03/01/34 1,151
Mississippi Development Bank Revenue Bonds(µ)
700 4.000 04/01/38 818
Mississippi Development Bank Revenue Bonds
4,175 5.000 03/01/43 5,169
Mississippi Home Corp. Revenue Bonds
910 4.000 12/01/44 1,008
Mississippi Hospital Equipment & Facilities Authority Revenue Bonds
2,000 5.000 09/01/36 2,319
Warren County Revenue Bonds(ae)
500 1.375 06/16/25 505
14,576
Missouri - 0.6%
Cape Girardeau County Industrial Development Authority Revenue Bonds
1,000 5.000 03/01/30 1,118
City of Springfield Board of Public Utilities Revenue Bonds
2,275 3.250 08/01/27 2,557
County of Boone Missouri Revenue Bonds
2,760 5.000 08/01/30 3,089
County of Boone Missouri Revenue Bonds
1,700 4.000 08/01/33 1,779
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
100 4.000 02/15/37 117
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
125 4.000 02/15/38 146
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
115 4.000 02/15/39 134
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds
350 4.000 02/15/44 397
Kansas City Revenue Bonds
1,185 5.000 09/01/26 1,189
Kansas City Revenue Bonds
1,000 5.000 09/01/28 1,003
Kansas City Revenue Bonds
1,000 5.000 09/01/29 1,003
Lees Summit Industrial Development Authority Revenue Bonds
1,550 5.000 08/15/36 1,593
Maryland Heights Industrial Development Authority Revenue Bonds
1,425 4.375 03/15/30 1,290
Missouri Public Utilities Commission Revenue Notes
2,600 1.500 03/01/21 2,602
St. Louis Municipal Library District Certificate of Participation(µ)
250 4.000 03/15/29 310
St. Louis Municipal Library District Certificate of Participation(µ)
225 4.000 03/15/30 283
St. Louis Municipal Library District Certificate of Participation(µ)
360 4.000 03/15/31 448
St. Louis Municipal Library District Certificate of Participation(µ)
300 4.000 03/15/33 365
St. Louis Municipal Library District Certificate of Participation(µ)
255 4.000 03/15/35 305
19,728
Montana - 0.2%
Bozeman Tax Allocation(µ)
230 4.000 07/01/29 278
Bozeman Tax Allocation(µ)
500 4.000 07/01/35 586
Bozeman Tax Allocation(µ)
425 4.000 07/01/40 488
Montana Finance Authority Health Facilities Revenue Bonds
640 5.000 07/01/28 809
Montana Finance Authority Health Facilities Revenue Bonds
410 5.000 06/01/33 502
Montana Finance Authority Health Facilities Revenue Bonds
1,000 5.000 06/01/34 1,221
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,335 5.000 07/01/26 1,673

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 315
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Yellowstone County Lockwood School District No. 26 General Obligation
Unlimited
1,460 5.000 07/01/27 1,881
7,438
Nebraska - 0.3%
Central Plains Energy Project Revenue Bonds(ae)
1,900 4.000 08/01/25 2,180
Central Plains Energy Project Revenue Bonds
2,500 5.000 09/01/26 3,058
Central Plains Energy Project Revenue Bonds
2,000 5.000 09/01/30 2,602
Central Plains Energy Project Revenue Bonds
1,565 5.000 09/01/32 1,690
Nebraska Public Power District Revenue Bonds
380 5.000 01/01/29 403
9,933
Nevada - 1.0%
City of North Las Vegas General Obligation Limited(µ)
2,430 5.000 06/01/30 3,098
City of Reno General Obligation Limited
1,000 5.000 06/01/22 1,085
City of Sparks Tourism Improvement District 1 Revenue Bonds(Þ)
1,800 2.500 06/15/24 1,784
City of Sparks Tourism Improvement District 1 Revenue Bonds(Þ)
895 2.750 06/15/28 873
Clark County General Obligation Unlimited
2,555 5.000 06/01/33 3,237
Clark County School District General Obligation Limited(µ)
120 5.000 06/15/27 151
Clark County School District General Obligation Limited(µ)
120 5.000 06/15/28 155
Clark County School District General Obligation Limited(µ)
120 5.000 06/15/29 159
Clark County School District General Obligation Limited(µ)
1,360 5.000 06/15/30 1,791
Clark County School District General Obligation Limited(µ)
3,860 5.000 06/15/31 5,048
Clark County School District General Obligation Limited(µ)
105 5.000 06/15/32 140
Clark County School District General Obligation Limited(µ)
100 5.000 06/15/33 132
Clark County School District General Obligation Limited(µ)
115 5.000 06/15/34 151
Clark County School District General Obligation Limited(µ)
2,500 4.000 06/15/35 2,964
Clark County School District General Obligation Limited(µ)
120 5.000 06/15/35 157
Las Vegas Convention & Visitors Authority Revenue Bonds
4,115 5.000 07/01/43 4,758
Las Vegas Convention and Visitors Authority Revenue Bonds
275 5.000 07/01/26 319
Las Vegas Convention and Visitors Authority Revenue Bonds
145 5.000 07/01/27 171
Las Vegas Convention and Visitors Authority Revenue Bonds
1,300 5.000 07/01/31 1,516
Las Vegas Convention and Visitors Authority Revenue Bonds
85 5.000 07/01/35 99
Nevada Department of Business & Industry Revenue Bonds(Þ)
185 3.125 07/15/22 185
Nevada Department of Business & Industry Revenue Bonds(Þ)
340 5.000 07/15/27 370
Nevada Department of Business & Industry Revenue Bonds(Þ)
710 4.500 12/15/29 729
Truckee Meadows Water Authority Revenue Bonds
1,600 5.000 07/01/37 1,951
31,023
New Hampshire - 0.7%
New Hampshire Business Finance Authority Revenue Bonds(~)(Ê)(ae)
840 2.800 10/01/33 885
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
2,205 5.000 06/01/28 2,927
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,730 5.000 08/01/32 2,111
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
765 5.000 08/01/33 929
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,500 5.000 01/01/34 1,647
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
810 5.000 08/01/34 981
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
845 5.000 08/01/35 1,020
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,825 5.000 01/01/36 1,998
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
895 5.000 08/01/36 1,077
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,615 5.000 01/01/37 1,766
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
935 5.000 08/01/37 1,122
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
985 5.000 08/01/38 1,179
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,035 5.000 08/01/39 1,236
New Hampshire Health and Education Facilities Authority Act Revenue Bonds
1,090 5.000 08/01/40 1,299
20,177
New Jersey - 5.4%
Buena Regional School District General Obligation Unlimited(µ)
320 4.000 08/01/33 366
Buena Regional School District General Obligation Unlimited(µ)
340 4.000 08/01/34 388
Buena Regional School District General Obligation Unlimited(µ)
360 4.000 08/01/35 409
Buena Regional School District General Obligation Unlimited(µ)
385 4.000 08/01/36 437
Camden County Improvement Authority Revenue Bonds
2,000 5.000 02/15/28 2,212

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
316 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Atlantic City General Obligation Unlimited(µ)
500 5.000 03/01/25 594
City of Atlantic City General Obligation Unlimited(µ)
450 5.000 03/01/26 550
City of Atlantic City General Obligation Unlimited(µ)
750 5.000 03/01/32 921
City of Bayonne General Obligation Unlimited(µ)
1,500 5.000 07/01/33 1,834
City of Bayonne General Obligation Unlimited(µ)
1,865 5.000 07/01/34 2,275
City of Trenton General Obligation Unlimited(µ)
1,510 5.000 07/15/23 1,699
County of Cape May General Obligation Unlimited
2,235 4.000 10/01/26 2,679
Garden State Preservation Trust Revenue Bonds
5,000 5.000 11/01/20 5,030
Garden State Preservation Trust Revenue Bonds(µ)
460 5.750 11/01/28 577
Jersey City General Obligation Unlimited
450 5.000 11/01/31 570
New Jersey Building Authority Revenue Bonds(µ)
580 5.000 06/15/28 693
New Jersey Economic Development Authority Revenue Bonds
75 5.000 06/15/21 76
New Jersey Economic Development Authority Revenue Bonds
2,045 5.000 06/15/23 2,124
New Jersey Economic Development Authority Revenue Bonds(µ)
700 5.500 09/01/24 814
New Jersey Economic Development Authority Revenue Bonds(µ)
515 5.250 07/01/26 612
New Jersey Economic Development Authority Revenue Bonds
795 5.000 07/01/27 792
New Jersey Economic Development Authority Revenue Bonds(µ)
2,005 5.000 07/01/28 2,401
New Jersey Economic Development Authority Revenue Bonds
1,720 5.000 06/15/29 1,895
New Jersey Economic Development Authority Revenue Bonds
350 3.000 06/01/32 366
New Jersey Economic Development Authority Revenue Bonds
665 5.000 06/01/32 797
New Jersey Economic Development Authority Revenue Bonds
4,975 5.000 06/15/36 5,737
New Jersey Economic Development Authority Revenue Bonds
1,000 5.000 06/15/37 1,150
New Jersey Educational Facilities Authority Revenue Bonds(µ)
450 5.000 07/01/32 533
New Jersey Educational Facilities Authority Revenue Bonds(µ)
3,085 5.000 07/01/33 3,825
New Jersey Educational Facilities Authority Revenue Bonds
450 5.000 07/01/36 469
New Jersey Health Care Facilities Financing Authority Revenue Bonds(µ)
1,000 5.000 07/01/27 1,166
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/28 1,226
New Jersey Health Care Facilities Financing Authority Revenue Bonds
2,180 5.000 07/01/29 2,694
New Jersey Health Care Facilities Financing Authority Revenue Bonds
300 5.000 07/01/30 356
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 5.000 07/01/31 1,210
New Jersey Health Care Facilities Financing Authority Revenue Bonds
1,000 4.000 07/01/35 1,159
New Jersey Health Care Facilities Financing Authority Revenue Bonds(~)(Ê)(ae)
1,610 5.000 07/01/43 1,874
New Jersey Housing & Mortgage Finance Agency Revenue Bonds
4,175 4.750 10/01/50 4,771
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
145 5.250 12/15/21 154
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,825 2.493 12/15/26 1,568
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,325 5.000 06/15/29 2,709
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,125 2.871 12/15/29 877
New Jersey Transportation Trust Fund Authority Revenue Bonds
735 5.000 06/15/30 852
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,585 5.000 06/15/31 6,441
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
1,840 2.851 12/15/31 1,342
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 4.000 12/15/31 875
New Jersey Transportation Trust Fund Authority Revenue Bonds
950 5.000 12/15/33 1,123
New Jersey Transportation Trust Fund Authority Revenue Bonds
2,225 5.000 12/15/34 2,622
New Jersey Transportation Trust Fund Authority Revenue Bonds
5,030 Zero coupon 12/15/35 3,094
New Jersey Transportation Trust Fund Authority Revenue Bonds(µ)
5,000 3.060 12/15/35 3,123
New Jersey Transportation Trust Fund Authority Revenue Bonds
790 5.000 12/15/35 927
New Jersey Transportation Trust Fund Authority Revenue Bonds
650 5.250 06/15/36 666
New Jersey Transportation Trust Fund Authority Revenue Bonds
14,860 3.291 12/15/36 8,745
New Jersey Transportation Trust Fund Authority Revenue Bonds
1,000 5.000 12/15/36 1,170
New Jersey Transportation Trust Fund Authority Revenue Bonds
23,510 4.649 12/15/37 13,257
New Jersey Transportation Trust Fund Authority Revenue Bonds
685 4.250 12/15/38 752
New Jersey Turnpike Authority Revenue Bonds
2,050 5.000 01/01/22 2,183
New Jersey Turnpike Authority Revenue Bonds
900 5.000 01/01/23 1,004
New Jersey Turnpike Authority Revenue Bonds
3,155 5.000 01/01/24 3,487
New Jersey Turnpike Authority Revenue Bonds(ae)
2,330 5.000 01/01/27 2,545
New Jersey Turnpike Authority Revenue Bonds
3,375 5.000 01/01/32 4,047
New Jersey Turnpike Authority Revenue Bonds
2,000 5.000 01/01/33 2,419

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Passaic Valley Sewerage Commission Revenue Bonds(µ)
1,500 3.000 12/01/32 1,673
Perth Amboy General Obligation Unlimited(µ)
1,000 4.000 07/01/35 1,163
South Jersey Port Corp. Revenue Bonds(µ)
200 5.000 11/01/28 260
South Jersey Port Corp. Revenue Bonds(µ)
2,000 5.000 11/01/29 2,651
South Jersey Port Corp. Revenue Bonds(µ)
1,000 5.000 11/01/30 1,316
State of New Jersey General Obligation Unlimited(Þ)
15,000 4.000 09/25/20 15,006
State of New Jersey General Obligation Unlimited
7,500 5.000 06/01/39 8,925
State of New Jersey General Obligation Unlimited
7,500 5.000 06/01/40 8,906
Tobacco Settlement Financing Corp. Revenue Bonds
3,220 3.200 06/01/27 3,290
166,453
New Mexico - 0.1%
New Mexico Mortgage Finance Authority Revenue Bonds
800 2.250 07/01/23 777
New Mexico Mortgage Finance Authority Revenue Bonds
2,565 4.250 07/01/49 2,876
3,653
New York - 8.3%
Albany Capital Resource Corp. Revenue Bonds
1,390 4.000 06/01/29 1,428
Buffalo & Erie County Industrial Land Development Corp. Revenue Bonds(ae)
1,350 5.750 04/01/21 1,400
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/29 604
Build NYC Resource Corp. Revenue Bonds
700 5.000 08/01/30 842
Build NYC Resource Corp. Revenue Bonds
600 5.000 08/01/32 714
Build NYC Resource Corp. Revenue Bonds
500 5.000 08/01/33 592
City of New York General Obligation Unlimited
2,550 5.000 08/01/21 2,672
City of New York General Obligation Unlimited
2,445 5.000 08/01/22 2,677
City of New York General Obligation Unlimited
6,420 5.000 08/01/23 7,328
City of Syracuse General Obligation Limited(µ)
750 4.000 05/15/32 900
City of Syracuse General Obligation Limited(µ)
785 4.000 05/15/33 937
City of Yonkers General Obligation Limited(µ)
1,200 5.000 05/01/31 1,564
City of Yonkers General Obligation Limited(µ)
2,250 5.000 05/01/32 2,872
City of Yonkers General Obligation Limited(µ)
3,895 5.000 05/01/33 4,982
City of Yonkers General Obligation Limited(µ)
1,990 4.000 05/01/35 2,390
City of Yonkers General Obligation Limited(µ)
2,180 4.000 05/01/37 2,598
County of Monroe General Obligation Limited(µ)
1,000 5.000 06/01/21 1,038
County of Nassau General Obligation Limited(µ)
3,190 5.000 04/01/35 4,204
Hudson Yards Infrastructure Corp. Revenue Bonds
7,495 5.000 02/15/35 9,141
Hudson Yards Infrastructure Corp. Revenue Bonds
4,740 5.000 02/15/37 5,748
Hudson Yards Infrastructure Corp. Revenue Bonds
5,260 5.000 02/15/38 6,364
Hudson Yards Infrastructure Corp. Revenue Bonds
300 4.000 02/15/44 334
Long Island Power Authority Electrical Systems Revenue Bonds
1,000 5.000 09/01/32 1,251
Long Island Power Authority Electrical Systems Revenue Bonds
750 5.000 09/01/33 934
Long Island Power Authority Electrical Systems Revenue Bonds
1,000 5.000 09/01/34 1,243
Long Island Power Authority Electrical Systems Revenue Bonds
1,250 5.000 09/01/35 1,548
Long Island Power Authority Electrical Systems Revenue Bonds
1,825 5.000 09/01/37 2,247
Long Island Power Authority Revenue Bonds(ae)(Ê)
2,700 1.997 05/01/33 2,693
Long Island Power Authority Revenue Bonds(~)(ae)(Ê)
2,000 1.650 09/01/49 2,007
Metropolitan Transportation Authority Revenue Bonds
2,590 4.000 02/01/22 2,638
Metropolitan Transportation Authority Revenue Bonds
1,440 5.000 11/15/24 1,516
Metropolitan Transportation Authority Revenue Bonds
8,395 5.000 11/15/25 8,837
Metropolitan Transportation Authority Revenue Bonds
4,000 5.000 11/15/26 4,504
Metropolitan Transportation Authority Revenue Bonds
155 5.000 11/15/27 174
Metropolitan Transportation Authority Revenue Bonds(ae)
5,310 5.000 11/15/28 6,307
Metropolitan Transportation Authority Revenue Bonds
100 5.000 11/15/29 111
Metropolitan Transportation Authority Revenue Bonds(ae)
2,500 5.000 05/15/30 2,875
Metropolitan Transportation Authority Revenue Bonds
100 5.250 11/15/31 113
Metropolitan Transportation Authority Revenue Bonds
340 4.000 11/15/32 356
Metropolitan Transportation Authority Revenue Bonds
4,500 5.000 11/15/38 4,711
Metropolitan Transportation Authority Revenue Bonds(µ)
600 4.000 11/15/42 672
Metropolitan Transportation Authority Revenue Bonds
8,930 5.000 11/15/42 9,323
Metropolitan Transportation Authority Revenue Bonds(µ)
10,000 4.000 11/15/44 11,136

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
318 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
New York City Housing Development Corp. Revenue Bonds
1,560 3.500 02/15/48 1,621
New York City Industrial Development Agency Revenue Bonds(µ)
1,535 5.000 01/01/31 1,535
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
900 5.000 11/01/20 911
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,175 5.000 05/01/21 2,253
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
1,000 5.000 08/01/39 1,157
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds
2,250 4.000 11/01/40 2,670
New York City Trust for Cultural Resources Revenue Bonds
940 5.000 07/01/21 957
New York City Water & Sewer System Revenue Bonds
4,050 4.000 06/15/40 4,864
New York Liberty Development Corp. Revenue Bonds(Þ)
645 5.000 11/15/44 686
New York Liberty Development Corp. Revenue Bonds
3,000 2.450 09/15/69 3,037
New York State Dormitory Authority Revenue Bonds
755 5.000 05/15/23 811
New York State Dormitory Authority Revenue Bonds(ae)
6,790 5.000 07/01/23 7,744
New York State Dormitory Authority Revenue Bonds(µ)
430 5.250 07/01/23 480
New York State Dormitory Authority Revenue Bonds
6,725 5.000 12/15/23 7,481
New York State Dormitory Authority Revenue Bonds
1,000 5.000 08/01/27 1,215
New York State Dormitory Authority Revenue Bonds
105 5.000 07/01/32 127
New York State Dormitory Authority Revenue Bonds
3,300 5.000 10/01/32 3,977
New York State Dormitory Authority Revenue Bonds
1,465 5.000 07/01/33 1,851
New York State Dormitory Authority Revenue Bonds
710 5.000 07/01/34 851
New York State Dormitory Authority Revenue Bonds
95 5.000 07/01/35 113
New York State Dormitory Authority Revenue Bonds
85 5.000 07/01/36 101
New York State Dormitory Authority Revenue Bonds
70 4.000 09/01/36 79
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/37 112
New York State Dormitory Authority Revenue Bonds
6,035 4.000 07/01/38 7,240
New York State Dormitory Authority Revenue Bonds
75 4.000 09/01/38 84
New York State Dormitory Authority Revenue Bonds
1,000 5.000 10/01/38 1,278
New York State Dormitory Authority Revenue Bonds
85 4.000 09/01/39 95
New York State Dormitory Authority Revenue Bonds
105 4.000 07/01/40 114
New York State Dormitory Authority Revenue Bonds
100 4.000 09/01/40 112
New York State Dormitory Authority Revenue Bonds
110 5.000 07/01/41 129
New York State Dormitory Authority Revenue Bonds
435 4.000 07/01/45 467
New York State Dormitory Authority Revenue Bonds
2,750 4.000 02/15/47 3,219
New York State Thruway Authority Revenue Bonds
1,250 5.000 01/01/32 1,582
New York State Urban Development Corp. Revenue Bonds
5,750 5.000 03/15/36 7,670
New York State Urban Development Corp. Revenue Bonds
5,450 4.000 03/15/37 6,595
New York State Urban Development Corp. Revenue Bonds
13,600 5.000 03/15/37 18,086
Niagara Falls City School District General Obligation Unlimited(µ)
1,000 5.000 06/15/28 1,295
Niagara Falls City School District General Obligation Unlimited(µ)
1,170 4.000 06/15/29 1,423
Niagara Falls City School District General Obligation Unlimited(µ)
1,735 4.000 06/15/30 2,097
Oneida County Local Development Corp. Revenue Bonds(µ)
1,500 5.000 12/01/30 1,980
Oneida County Local Development Corp. Revenue Bonds(µ)
1,500 5.000 12/01/31 1,967
Oneida County Local Development Corp. Revenue Bonds(µ)
60 4.000 12/01/32 71
Oneida County Local Development Corp. Revenue Bonds(µ)
70 4.000 12/01/33 83
Oneida County Local Development Corp. Revenue Bonds(µ)
105 4.000 12/01/34 124
Oneida County Local Development Corp. Revenue Bonds(µ)
120 4.000 12/01/35 141
Oneida County Local Development Corp. Revenue Bonds(µ)
75 4.000 12/01/36 88
Oneida County Local Development Corp. Revenue Bonds(µ)
60 4.000 12/01/37 70
Oneida County Local Development Corp. Revenue Bonds(µ)
60 4.000 12/01/38 70
Oneida County Local Development Corp. Revenue Bonds(µ)
180 3.000 12/01/39 191
Oneida County Local Development Corp. Revenue Bonds(µ)
120 3.000 12/01/40 127
Oneida County Local Development Corp. Revenue Bonds(µ)
240 4.000 12/01/49 271
Port Authority of New York & New Jersey Revenue Bonds
5,000 5.000 07/15/34 6,627
Port Authority of New York & New Jersey Revenue Bonds
1,525 5.000 07/15/35 2,014
Port Authority of New York & New Jersey Revenue Bonds
1,000 4.000 07/15/36 1,205
State of New York Mortgage Agency Homeowner Mortgage Revenue Bonds
3,295 4.250 10/01/47 3,660
Triborough Bridge & Tunnel Authority Revenue Bonds(µ)
1,000 5.500 11/15/20 1,014
Triborough Bridge & Tunnel Authority Revenue Bonds
1,000 5.000 11/15/28 1,096

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 319
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Triborough Bridge & Tunnel Authority Revenue Bonds
5,000 5.000 11/15/33 6,186
Troy Capital Resource Corp. Revenue Bonds
1,000 5.000 09/01/20 1,003
TSASC, Inc. New York Revenue Bonds
1,500 5.000 06/01/29 1,832
Westchester County Local Development Corp. Revenue Bonds
425 5.000 07/01/21 437
Westchester County Local Development Corp. Revenue Bonds
1,350 5.000 05/01/34 1,466
254,367
North Carolina - 1.1%
Columbus County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds(~)(Ê)(ae)
325 1.375 06/16/25 328
North Carolina Capital Facilities Finance Agency Revenue Bonds(ae)
14,235 5.000 04/01/22 15,380
North Carolina Capital Facilities Finance Agency Revenue Bonds
2,780 5.000 10/01/44 3,423
North Carolina Housing Finance Agency Revenue Bonds
3,740 4.250 07/01/47 4,169
North Carolina Medical Care Commission Revenue Bonds
250 4.000 01/01/25 254
North Carolina Medical Care Commission Revenue Bonds
240 4.000 01/01/26 244
North Carolina Medical Care Commission Revenue Bonds
565 5.000 01/01/27 607
North Carolina Medical Care Commission Revenue Bonds
790 5.000 01/01/28 855
North Carolina Medical Care Commission Revenue Bonds
560 5.000 01/01/29 610
North Carolina Medical Care Commission Revenue Bonds
655 5.000 01/01/30 711
North Carolina Medical Care Commission Revenue Bonds
700 5.000 10/01/30 754
North Carolina Medical Care Commission Revenue Bonds
625 5.000 01/01/31 676
North Carolina Medical Care Commission Revenue Bonds
2,105 5.000 11/01/31 2,435
North Carolina Medical Care Commission Revenue Bonds
500 5.000 01/01/38 539
North Carolina Turnpike Authority Revenue Bonds(µ)
1,310 5.000 01/01/28 1,608
32,593
Ohio - 2.2%
American Municipal Power, Inc. Revenue Bonds
875 5.000 02/15/25 1,052
American Municipal Power, Inc. Revenue Bonds
140 5.000 02/15/26 173
American Municipal Power, Inc. Revenue Bonds
175 5.000 02/15/27 221
American Municipal Power, Inc. Revenue Bonds
215 5.000 02/15/28 278
American Municipal Power, Inc. Revenue Bonds
165 5.000 02/15/29 219
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
60 5.000 06/01/34 78
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,000 4.000 06/01/37 2,349
Buckeye Tobacco Settlement Financing Authority Revenue Bonds
2,300 5.000 06/01/55 2,535
City of Columbus General Obligation Unlimited
4,685 4.000 04/01/33 5,514
City of Hamilton Electric Revenue Bonds(µ)
700 4.000 10/01/34 833
City of Hamilton Electric Revenue Bonds(µ)
730 4.000 10/01/35 862
City of Hamilton Electric Revenue Bonds(µ)
590 4.000 10/01/36 694
Cleveland Municipal School District General Obligation Unlimited
1,100 5.000 12/01/27 1,243
County of Cuyahoga Certificate of Participation
14,065 5.000 12/01/27 15,506
County of Cuyahoga Certificate of Participation
1,990 5.000 12/01/28 2,189
County of Hamilton Revenue Bonds
1,350 5.000 01/01/31 1,437
County of Miami-Dade Revenue Bonds
450 5.000 09/01/36 472
County of Montgomery Ohio Revenue Bonds
510 5.750 11/15/22 517
Cuyahoga County Hospital Revenue Bonds
7,450 5.000 02/15/37 8,416
Euclid City School District Certificated Participation(µ)
175 4.000 12/01/30 203
Euclid City School District Certificated Participation(µ)
185 4.000 12/01/31 213
Euclid City School District Certificated Participation(µ)
130 4.000 12/01/32 149
Euclid City School District Certificated Participation(µ)
135 4.000 12/01/33 154
Euclid City School District Certificated Participation(µ)
110 4.000 12/01/34 125
Euclid City School District Certificated Participation(µ)
215 4.000 12/01/35 244
Euclid City School District Certificated Participation(µ)
445 4.000 12/01/36 504
Euclid City School District Certificated Participation(µ)
380 4.000 12/01/38 429
Hillsdale Local School District Certificate Of Participation(µ)
3,050 4.000 12/01/32 3,723
Middletown City School District General Obligation Unlimited(ae)
5 5.250 12/01/22 6
Ohio Air Quality Development Authority Revenue Bonds
1,000 2.875 02/01/26 1,035
Ohio Higher Educational Facility Commission Revenue Bonds
250 5.000 01/01/28 247
Ohio Higher Educational Facility Commission Revenue Bonds
520 5.000 07/01/31 640
Ohio Higher Educational Facility Commission Revenue Bonds
750 5.000 07/01/33 913

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
320 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Ohio Higher Educational Facility Commission Revenue Bonds
420 5.000 07/01/34 510
Ohio Higher Educational Facility Commission Revenue Bonds
695 4.000 07/01/36 785
Ohio Higher Educational Facility Commission Revenue Bonds
600 4.000 07/01/37 675
Ohio Housing Finance Agency Revenue Bonds
2,790 4.500 09/01/48 3,125
State of Ohio Revenue Bonds
3,500 5.000 12/15/22 3,810
State of Ohio Revenue Bonds
2,815 5.000 12/15/23 3,057
Toledo-Lucas County Port Authority Revenue Bonds
1,965 5.000 07/01/29 2,065
West Carrollton City School District General Obligation Unlimited
1,080 4.000 12/01/21 1,135
68,335
Oklahoma - 0.8%
Cache Educational Facilities Authority Revenue Bonds
3,570 5.000 09/01/28 4,683
Carter County Public Facilities Authority Revenue Bonds
3,625 5.000 09/01/31 4,382
Cleveland County Educational Facilities Authority Revenue Bonds
825 5.000 06/01/24 956
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/22 1,068
Oklahoma Development Finance Authority Revenue Bonds
1,000 5.000 08/15/26 1,180
Oklahoma Development Finance Authority Revenue Bonds
2,000 5.000 08/15/28 2,359
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.000 08/15/33 3,579
Oklahoma Development Finance Authority Revenue Bonds
3,000 5.250 08/15/43 3,552
Oklahoma Housing Finance Agency Revenue Bonds
1,485 4.750 09/01/48 1,683
Oklahoma Water Resources Board Revenue Bonds
1,500 5.000 04/01/33 1,882
25,324
Oregon - 0.4%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis
General Obligation Unlimited
510 5.000 06/15/20 642
City of Portland Sewer System Revenue Bonds
340 5.000 05/01/30 469
Hospital Facilities Authority of Multnomah County Revenue Bonds(~)(Ê)(ae)
1,130 5.000 03/01/25 1,298
Morrow County School District No. 1 General Obligation Unlimited(µ)
1,955 5.500 06/15/21 2,046
Oregon State Business Development Commission Revenue Bonds(~)(Ê)(ae)
1,950 2.400 12/01/40 2,038
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/28 62
Oregon State Facilities Authority Revenue Bonds
75 5.000 10/01/29 95
Oregon State Facilities Authority Revenue Bonds
50 5.000 10/01/35 62
Oregon State Facilities Authority Revenue Bonds(Þ)
750 5.000 10/01/36 752
State of Oregon General Obligation Unlimited
500 5.000 12/01/31 630
State of Oregon General Obligation Unlimited
2,260 4.250 06/01/49 2,526
Washington Local School District General Obligation Unlimited
1,675 4.000 06/15/34 2,105
12,725
Pennsylvania - 5.6%
Allegheny County Higher Education Building Authority Revenue Bonds
615 5.000 10/15/21 634
Allegheny County Higher Education Building Authority Revenue Bonds
790 5.000 10/15/26 867
Allegheny County Higher Education Building Authority Revenue Bonds
835 5.000 10/15/27 911
Allegheny County Higher Education Building Authority Revenue Bonds
870 5.000 10/15/28 947
Allegheny County Hospital Development Authority Revenue Bonds
1,145 5.000 04/01/30 1,424
Allegheny County Sanitary Authority Revenue Bonds
1,000 4.000 06/01/35 1,158
Allentown City School District General Obligation Limited(µ)
2,250 5.000 02/01/31 2,954
Allentown City School District General Obligation Limited(µ)
4,385 5.000 02/01/33 5,675
Allentown City School District General Obligation Limited(µ)
1,000 4.000 02/01/36 1,175
Allentown City School District General Obligation Limited(µ)
2,250 5.000 02/01/37 2,873
Bucks County Industrial Development Authority Revenue Bonds
330 5.000 10/01/30 360
Bucks County Industrial Development Authority Revenue Bonds
350 5.000 10/01/31 381
Butler County General Authority Revenue Bonds(µ)(Ê)
18,370 2.106 10/01/34 17,662
Chester County Industrial Development Authority Special Assessment(Þ)
275 4.375 03/01/28 276
City of Erie General Obligation Unlimited(µ)
3,750 3.208 11/15/37 2,324
City of Lancaster General Obligation Unlimited(µ)
375 5.000 05/01/27 476
City of Philadelphia General Obligation Unlimited(ae)
3,210 5.250 07/15/27 3,364
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/33 6,188
City of Philadelphia General Obligation Unlimited
5,000 5.000 08/01/34 6,168
City of Scranton General Obligation Unlimited(Þ)
1,815 5.000 09/01/21 1,876
City of Scranton General Obligation Unlimited(Þ)
1,925 5.000 09/01/22 2,046

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 321
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
City of Wilkes-Barre General Obligation Unlimited(µ)
1,000 4.000 11/15/38 1,082
City of York General Obligation Unlimited
105 5.000 11/15/24 116
City of York General Obligation Unlimited
1,955 5.000 11/15/26 2,247
City of York General Obligation Unlimited
1,755 5.000 11/15/27 2,046
Coatesville Area School District Building Authority Revenue Bonds(µ)
425 5.000 12/01/24 475
Coatesville Area School District Building Authority Revenue Bonds(µ)
335 5.000 12/01/26 374
Coatesville Area School District Building Authority Revenue Bonds(µ)
360 5.000 12/01/27 401
Coatesville School Distric General Obligation Unlimited Notes
250 5.000 11/13/20 251
Commonwealth Financing Authority Revenue Bonds(µ)
13,000 4.000 06/01/39 14,794
Commonwealth of Pennsylvania General Obligation Unlimited
6,075 5.000 08/15/23 6,927
County of Luzerne General Obligation Unlimited(µ)
500 5.000 12/15/27 640
Dauphin County General Authority University Revenue Bonds(Þ)
2,570 4.000 10/15/22 2,540
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)
1,120 5.000 11/01/27 1,272
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)
1,140 5.000 11/01/28 1,294
Delaware County Vocational & Technical School Authority Revenue Bonds(µ)
1,500 5.250 11/01/33 1,711
Delaware Valley Regional Finance Authority Revenue Bonds(ae)(Ê)
10,000 2.074 09/01/48 9,737
Erie City Water Authority Revenue Bonds(µ)
1,755 4.000 12/01/36 2,065
Erie City Water Authority Revenue Bonds(µ)
1,075 4.000 12/01/37 1,261
Erie City Water Authority Revenue Bonds(µ)
750 4.000 12/01/38 878
General Authority of Southcentral Pennsylvania Revenue Bonds
370 5.000 12/01/28 439
General Authority of Southcentral Pennsylvania Revenue Bonds
150 4.000 06/01/44 174
General Authority of Southcentral Pennsylvania Revenue Bonds
275 5.000 06/01/44 343
Mifflin County School District General Obligation Limited(µ)
1,000 5.000 09/01/30 1,185
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/37 171
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/38 170
Montgomery County Higher Education & Health Authority Revenue Bonds
150 4.000 09/01/39 170
North Allegheny School District General Obligation Limited
1,000 4.000 05/01/35 1,202
North Penn Water Authority Revenue Bonds
1,190 5.000 11/01/30 1,258
North Pocono School District General Obligation Limited(µ)
670 4.000 09/15/29 815
North Pocono School District General Obligation Limited(µ)
885 4.000 09/15/31 1,065
North Pocono School District General Obligation Limited(µ)
250 4.000 09/15/32 299
Northampton County General Purpose Authority Revenue Bonds
150 5.000 10/01/31 161
Northern Tioga School District General Obligation Limited(µ)
650 5.000 04/01/30 821
Pennsylvania Economic Development Financing Authority Revenue Bonds
750 5.000 12/01/36 934
Pennsylvania Economic Development Financing Authority Revenue Bonds
750 5.000 12/01/38 929
Pennsylvania Economic Development Financing Authority Revenue Bonds
1,500 3.000 04/01/39 1,652
Pennsylvania Economic Development Financing Authority Revenue Bonds(µ)
2,630 5.000 12/01/44 3,290
Pennsylvania Turnpike Commission Revenue Bonds(µ)
2,195 6.250 06/01/33 2,842
Pennsylvania Turnpike Commission Revenue Bonds
4,500 5.250 12/01/44 5,722
Philadelphia Authority for Industrial Development Revenue Bonds
380 5.875 06/15/22 396
Philadelphia Authority for Industrial Development Revenue Bonds(µ)
510 5.000 12/01/29 649
Philadelphia Authority for Industrial Development Revenue Bonds
100 5.000 08/01/30 121
Philadelphia Authority for Industrial Development Revenue Bonds
2,000 8.000 01/01/33 2,196
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,250 5.000 07/01/21 1,290
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
500 5.000 07/01/28 592
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds
1,500 5.625 07/01/42 1,574
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
375 4.000 09/01/34 452
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
150 5.000 09/01/34 197
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
75 4.000 09/01/35 90
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
265 5.000 09/01/35 347
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
1,300 5.000 09/01/36 1,695
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
1,300 5.000 09/01/37 1,690
Pittsburgh Water & Sewer Authority Revenue Bonds(µ)
1,040 5.000 09/01/38 1,345
School District of Philadelphia (The) General Obligation Limited(µ)
4,495 5.000 09/01/27 5,587
Scranton School District General Obligation Unlimited(µ)
490 5.000 06/01/32 620
Scranton School District General Obligation Unlimited(µ)
330 5.000 12/01/33 411
Scranton School District General Obligation Unlimited(µ)
575 5.000 06/01/34 722

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
322 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Scranton School District General Obligation Unlimited(µ)
560 5.000 06/01/36 698
Shenandoah Valley School District General Obligation Unlimited(µ)
935 4.000 08/01/26 1,109
State Public School Building Authority Revenue Bonds(ae)
3,030 5.000 04/01/22 3,268
State Public School Building Authority Revenue Bonds(µ)
1,000 5.000 06/15/28 1,078
State Public School Building Authority Revenue Bonds(µ)
1,000 5.000 06/15/29 1,077
Stroudsburg Area School District General Obligation Unlimited(µ)
1,950 4.000 06/01/30 2,318
The Berks County Municipal Authority Revenue Bonds(ae)
935 5.000 02/01/25 1,024
Warrior Run School District/Montour Northumberland Union County General
Obligation Limited(µ)
530 4.000 09/01/37 589
West Mifflin School District General Obligation Limited(µ)
1,000 5.000 04/01/28 1,239
West Mifflin School District General Obligation Limited(µ)
3,045 4.000 04/01/30 3,470
Western Wayne School District General Obligation Unlimited(µ)
565 5.000 04/01/21 583
Wilkinsburg-Penn Joint Water Authority (The) Revenue Bonds(µ)
600 4.000 09/15/31 743
170,662
Puerto Rico - 2.3%
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
1,000 5.250 07/01/21 1,005
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
505 4.000 07/01/22 517
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
1,305 5.375 07/01/25 1,338
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
1,005 5.250 07/01/26 1,027
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
415 4.250 07/01/27 419
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
1,000 5.250 07/01/27 1,008
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
635 5.000 07/01/31 637
Commonwealth of Puerto Rico General Obligation Unlimited(µ)
8,670 5.000 07/01/35 8,906
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds(µ)
3,875 5.000 07/01/28 3,899
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
2,000 5.500 07/01/28 2,118
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5,580 5.000 07/01/33 5,740
Puerto Rico Convention Center District Authority Revenue Bonds(µ)
345 5.000 07/01/31 345
Puerto Rico Convention Center District Authority Revenue Bonds(µ)
1,125 4.500 07/01/36 1,125
Puerto Rico Electric Power Authority Revenue Bonds(µ)
385 4.000 07/01/23 385
Puerto Rico Electric Power Authority Revenue Bonds(µ)(Ê)
8,820 1.926 07/01/29 7,783
Puerto Rico Electric Power Authority Revenue Bonds(µ)
230 4.375 07/01/30 230
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
770 5.250 07/01/22 806
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
70 5.500 07/01/26 77
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
950 5.000 07/01/27 956
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
700 5.500 07/01/28 729
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
320 5.500 07/01/29 356
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
25 5.500 07/01/31 28
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
70 5.250 07/01/32 76
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
375 5.250 07/01/33 410
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
260 5.250 07/01/34 285
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
1,275 5.250 07/01/35 1,293
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
5,135 5.250 07/01/36 5,647
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
500 4.750 07/01/38 503
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
250 5.250 07/01/38 259
Puerto Rico Highway & Transportation Authority Revenue Bonds(µ)
250 5.250 07/01/41 274
Puerto Rico Municipal Finance Agency General Obligation Unlimited(µ)
3,090 5.000 08/01/27 3,110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
4,305 2.953 07/01/27 3,606
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
319 3.071 07/01/29 251
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,495 3.171 07/01/31 1,808
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
2,269 3.450 07/01/33 1,518
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
9,975 4.500 07/01/34 10,513
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds
1,005 4.329 07/01/40 1,047
70,034
Rhode Island - 0.3%
Providence Public Building Authority Revenue Bonds(µ)
1,845 4.000 09/15/34 2,170
Providence Public Buildings Authority Revenue Bonds(µ)
500 5.875 06/15/26 521
Rhode Island Health & Educational Building Corp. Revenue Bonds
600 5.000 09/01/22 659
Rhode Island Health & Educational Building Corp. Revenue Bonds
200 5.000 08/15/27 249

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 323
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Rhode Island Health & Educational Building Corp. Revenue Bonds
2,495 5.000 05/15/28 2,833
Rhode Island Health & Educational Building Corp. Revenue Bonds
1,250 5.000 05/15/29 1,413
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)
375 5.000 05/15/32 492
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)
300 5.000 05/15/33 391
Rhode Island Health & Educational Building Corp. Revenue Bonds(µ)
300 5.000 05/15/36 386
9,114
South Carolina - 1.0%
Lee County School Facilities, Inc. Revenue Bonds(µ)
1,050 4.000 12/01/27 1,266
Orangeburg County Facilities Corp. Revenue Bonds
1,140 5.000 12/01/27 1,463
Orangeburg County Facilities Corp. Revenue Bonds
1,410 5.000 12/01/28 1,798
Orangeburg County Facilities Corp. Revenue Bonds
1,560 5.000 12/01/30 1,967
Orangeburg County Facilities Corp. Revenue Bonds
1,695 4.000 12/01/32 1,956
Orangeburg County Facilities Corp. Revenue Bonds
1,165 4.000 12/01/33 1,340
South Carolina Jobs-Economic Development Authority Hospital Revenue
Bonds(ae)
3,800 5.250 08/01/30 4,367
South Carolina Public Service Authority Revenue Bonds
3,500 5.000 12/01/30 4,050
South Carolina Public Service Authority Revenue Bonds
2,080 5.000 12/01/31 2,526
South Carolina Public Service Authority Revenue Bonds
200 5.000 12/01/34 229
South Carolina State Public Service Authority Revenue Bonds
3,670 5.000 12/01/36 3,843
South Carolina Transportation Infrastructure Bank Revenue Bonds(ae)(Ê)
2,860 1.644 10/01/31 2,839
Spartanburg Regional Health Services District Revenue Bonds
2,600 5.000 04/15/32 2,749
Sumter Two School Facilities, Inc. Revenue Bonds(µ)
1,360 5.000 12/01/26 1,640
32,033
South Dakota - 0.0%
South Dakota Conservancy District Revenue Bonds
730 5.000 08/01/32 959
South Dakota Health and Educational Facilities Authority Revenue Bonds(ae)
500 5.000 07/01/24 562
1,521
Tennessee - 0.5%
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
600 5.000 10/01/26 634
Chattanooga Health Educational & Housing Facility Board Revenue Bonds
185 5.000 08/01/35 231
Chattanooga-Hamilton County Hospital Authority Revenue Bonds
630 5.000 10/01/23 698
Greenville Health & Educational Facilities Board Revenue Bonds
700 4.000 07/01/40 768
Knox County Health Educational & Housing Facility Board Revenue Bonds
1,750 5.000 04/01/29 2,065
Memphis Sanitary Sewerage System Revenue Bonds
1,025 5.000 10/01/27 1,299
Metropolitan Government Nashville & Davidson County Health & Educational
Facilities and Board Revenue Bonds
2,200 5.000 07/01/35 2,559
Tennergy Corp. Natural Gas Revenue Bonds(ae)
2,440 5.000 02/01/50 2,845
Tennessee Housing Development Agency Revenue Bonds
4,050 4.500 07/01/49 4,571
15,670
Texas - 6.4%
Arlington Higher Education Finance Corp. Revenue Bonds
1,000 5.000 08/15/26 1,162
Arlington Higher Education Finance Corp. Revenue Bonds
450 5.000 12/01/27 575
Arlington Higher Education Finance Corp. Revenue Bonds
500 5.000 12/01/28 640
Arlington Higher Education Finance Corp. Revenue Bonds
785 5.000 12/01/33 982
Arlington Higher Education Finance Corp. Revenue Bonds
650 5.000 12/01/34 810
Austin Community College District Public Facility Corp. Revenue Bonds
1,045 5.000 08/01/23 1,191
Austin Community College District Public Facility Corp. Revenue Bonds
1,080 5.000 08/01/24 1,278
Bexar County Health Facilities Development Corp. Revenue Bonds
1,765 4.000 07/15/31 1,775
Bexar County Health Facilities Development Corp. Revenue Bonds
1,430 5.000 07/15/33 1,525
Brazoria County Toll Road Authority Revenue Bonds
225 5.000 03/01/32 282
Brazoria County Toll Road Authority Revenue Bonds
200 5.000 03/01/33 249
Brazoria County Toll Road Authority Revenue Bonds
225 5.000 03/01/34 278
Central Texas Regional Mobility Authority Revenue Bonds
1,200 5.000 01/01/35 1,375
Central Texas Regional Mobility Authority Revenue Bonds
1,405 5.000 01/01/36 1,659
Central Texas Regional Mobility Authority Revenue Bonds
1,285 5.000 01/01/37 1,567
Central Texas Regional Mobility Authority Revenue Bonds
1,490 5.000 01/01/40 1,795
Central Texas Turnpike System Revenue Bonds(µ)
860 1.717 08/15/23 840
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/23 556

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
324 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Central Texas Turnpike System Revenue Bonds
500 5.000 08/15/42 547
City of Arlington Special Tax(µ)
1,000 5.000 02/15/32 1,187
City of Arlington Special Tax(µ)
1,785 5.000 02/15/34 2,101
City of Arlington Special Tax(µ)
3,620 5.000 02/15/37 4,294
City of Austin Electric Utility Revenue Bonds
2,155 5.000 11/15/39 2,849
City of Celina Special Assessment Revenue Bonds
575 4.800 09/01/37 625
City of Corpus Christi Utility System Revenue Bonds
1,720 5.000 07/15/22 1,879
City of Corpus Christi Utility System Revenue Bonds
500 3.000 07/15/39 558
City of Donna Revenue Bonds(µ)
1,090 5.000 02/15/31 1,253
City of El Paso Water & Sewer Revenue Bonds
2,965 5.000 03/01/25 3,465
City of Fort Worth Revenue Bonds
2,050 5.250 03/01/36 2,284
City of Hackberry Revenue Bonds
1,350 4.500 09/01/38 1,516
City of Hackberry Special Assessment
1,710 4.625 09/01/37 1,863
City of Houston Airport System Revenue Bonds
1,660 5.000 07/01/30 2,125
City of Houston Airport System Revenue Bonds
1,615 5.000 07/01/32 2,040
City of Houston Hotel Occupancy Tax & Sepcial Revenue Bonds
1,890 5.000 09/01/20 1,894
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,470 5.000 09/01/27 1,578
City of Houston Hotel Occupancy Tax & Special Revenue Bonds
1,240 5.000 09/01/34 1,334
City of Irving Hotel Occupancy Tax Revenue Bonds
125 5.000 08/15/31 133
City of Irving Hotel Occupancy Tax Revenue Bonds
300 5.000 08/15/33 315
City of Irving Hotel Occupancy Tax Revenue Bonds
165 5.000 08/15/35 172
City of Irving Hotel Occupancy Tax Revenue Bonds
200 5.000 08/15/36 208
City of Irving Hotel Occupancy Tax Revenue Bonds
300 5.000 08/15/39 309
City of Justin Special Assessment(Þ)
595 4.125 09/01/23 613
City of Justin Special Assessment(Þ)
910 4.625 09/01/28 1,006
City of Mesquite Special Assessment Revenue Bonds(Þ)
290 4.750 09/01/28 325
City of Mesquite Special Assessment Revenue Bonds(Þ)
595 5.250 09/01/38 680
City of Princeton Special Assessment(Þ)
590 4.375 09/01/28 632
City of Round Rock Utility System Revenue Bonds
1,000 5.000 08/01/24 1,186
City of Royse City Special Assessment(Þ)
175 4.125 09/15/39 183
City of San Antonio Electric & Gas Systems Revenue Bonds(ae)
3,835 7.000 12/01/24 4,033
City of San Antonio Electric & Gas Systems Revenue Bonds
4,715 5.000 02/01/26 5,880
City of San Antonio Electric & Gas Systems Revenue Bonds
1,250 5.000 02/01/31 1,730
City of San Antonio Electric & Gas Systems Revenue Bonds
1,200 4.000 02/01/34 1,367
City of San Antonio Electric & Gas Systems Revenue Bonds
1,900 5.000 02/01/34 2,583
City of San Antonio Electric & Gas Systems Revenue Bonds
1,190 5.000 02/01/35 1,607
City of San Antonio Water System Revenue Bonds
2,245 5.000 05/15/35 3,041
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/36 1,757
Clifton Higher Education Finance Corp. Revenue Bonds
1,500 4.000 08/15/37 1,753
County of Harris Revenue Bonds(µ)(Ê)
3,235 2.120 08/15/35 2,950
County of Kaufman General Obligation Unlimited
325 4.000 02/15/35 394
County of Kaufman General Obligation Unlimited
500 4.000 02/15/36 603
County of Kaufman General Obligation Unlimited
750 4.000 02/15/37 900
County of Kaufman General Obligation Unlimited
610 4.000 02/15/38 729
County of Kaufman General Obligation Unlimited
895 4.000 02/15/39 1,066
County of Kaufman General Obligation Unlimited
750 4.000 02/15/40 891
Dallas Independent School District General Obligation Unlimited
1,590 5.000 08/15/32 1,865
Dallas/Fort Worth International Airport Revenue Bonds
3,410 5.000 11/01/27 3,730
Dallas/Fort Worth International Airport Revenue Bonds
1,000 5.250 11/01/28 1,140
Dallas/Fort Worth International Airport Revenue Bonds
1,340 5.000 11/01/29 1,354
Dallas/Fort Worth International Airport Revenue Bonds
2,000 5.250 11/01/29 2,274
Dallas/Fort Worth International Airport Revenue Bonds
1,825 5.000 11/01/30 1,843
Dallas/Fort Worth International Airport Revenue Bonds
1,500 5.250 11/01/30 1,702
Decatur Hospital Authority Revenue Bonds
1,250 5.250 09/01/29 1,407
Grand Parkway Transportation Corp. Revenue Bonds
130 5.000 10/01/33 176
Grand Parkway Transportation Corp. Revenue Bonds
250 5.000 10/01/34 336
Grand Parkway Transportation Corp. Revenue Bonds
315 5.000 10/01/35 422

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 325
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Grand Parkway Transportation Corp. Revenue Bonds
250 4.000 10/01/36 304
Grand Parkway Transportation Corp. Revenue Bonds
1,000 4.000 10/01/37 1,212
Grand Parkway Transportation Corp. Revenue Bonds
1,335 4.000 10/01/38 1,613
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds
1,385 6.375 01/01/33 1,471
Harris County-Houston Sports Authority Revenue Bonds
1,000 5.000 11/15/26 1,038
Harris County-Houston Sports Authority Revenue Bonds
750 5.000 11/15/27 777
Harris County-Houston Sports Authority Revenue Bonds
2,265 5.000 11/15/29 2,335
Harris County-Houston Sports Authority Revenue Bonds
1,495 5.000 11/15/32 1,527
Houston Higher Education Finance Corp. Revenue Bonds
1,600 5.000 08/15/28 1,902
Houston Independent School District General Obligation Unlimited(~)(Ê)(ae)
715 2.400 06/01/36 727
Karnes County Hospital District Revenue Bonds
2,020 5.000 02/01/29 2,260
La Joya Independent School District General Obligation Limited(µ)
1,415 5.000 02/15/26 1,743
La Joya Independent School District General Obligation Limited(µ)
600 5.000 02/15/31 746
La Joya Independent School District General Obligation Limited(µ)
735 5.000 02/15/33 903
Leander Independent School District General Obligation Unlimited(ae)
625 4.327 08/15/38 298
Leander Independent School District General Obligation Unlimited(ae)
600 4.625 08/15/43 216
Leander Independent School District General Obligation Unlimited(ae)
1,425 4.746 08/15/45 455
Lower Colorado River Authority Revenue Bonds
2,000 5.500 05/15/31 2,268
Lubbock Independent School District General Obligation Unlimited
1,000 4.000 02/15/40 1,192
Matagorda County Navigation District No. 1 Revenue Bonds
1,150 2.600 11/01/29 1,189
Montgomery County Toll Road Authority Revenue Bonds
1,650 5.000 09/15/30 1,836
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
565 5.000 04/01/21 580
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
650 5.000 04/01/22 694
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
180 4.625 04/01/23 197
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
400 5.000 07/01/26 477
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
500 5.000 04/01/29 573
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
150 4.000 07/01/31 167
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
500 5.000 07/01/31 599
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
130 4.000 07/01/32 144
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
250 5.000 07/01/32 297
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
300 5.000 07/01/33 354
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,750 5.000 04/01/34 2,005
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds
1,160 5.000 04/01/35 1,386
New Hope Cultural Education Facilities Finance Corp. Revenue Bonds(µ)
500 5.000 07/01/38 582
North East Texas Regional Mobility Authority Revenue Bonds
1,935 5.000 01/01/31 2,157
North Texas Tollway Authority Revenue Bonds
3,735 5.000 01/01/23 4,135
North Texas Tollway Authority Revenue Bonds
3,955 5.000 01/01/29 4,663
North Texas Tollway Authority Revenue Bonds
1,000 5.000 01/01/32 1,220
Reagan Hospital District of Reagan County General Obligation Limited
910 3.250 02/01/21 914
Reagan Hospital District of Reagan County General Obligation Limited
500 5.000 02/01/29 536
Reagan Hospital District of Reagan County General Obligation Limited
2,500 5.000 02/01/34 2,647
Royse City Special Assessment(Þ)
155 3.125 09/15/25 156
Royse City Special Assessment(Þ)
100 4.125 09/15/40 101
San Antonio Water System Revenue Bonds(~)(Ê)(ae)
2,000 2.625 05/01/49 2,135
Southwest Houston Redevelopment Authority Tax Allocation(µ)
40 5.000 09/01/27 49
Southwest Houston Redevelopment Authority Tax Allocation(µ)
45 5.000 09/01/29 58
Southwest Houston Redevelopment Authority Tax Allocation(µ)
55 4.000 09/01/32 65
Southwest Houston Redevelopment Authority Tax Allocation(µ)
475 4.000 09/01/33 556
Southwest Houston Redevelopment Authority Tax Allocation(µ)
1,300 5.000 09/01/33 1,603
Southwest Houston Redevelopment Authority Tax Allocation(µ)
55 4.000 09/01/34 64
Southwest Houston Redevelopment Authority Tax Allocation(µ)
1,350 5.000 09/01/34 1,661
Southwest Houston Redevelopment Authority Tax Allocation(µ)
250 4.000 09/01/35 290
Southwest Houston Redevelopment Authority Tax Allocation(µ)
85 4.000 09/01/36 98
Southwest Houston Redevelopment Authority Tax Allocation(µ)
800 4.000 09/01/37 923
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
3,300 6.250 12/15/26 3,923
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds(Ê)
1,485 1.640 09/15/27 1,451
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
900 5.000 12/15/24 978

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
326 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds
3,515 5.000 12/15/27 3,793
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
300 5.000 12/31/30 379
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
1,250 7.500 06/30/33 1,256
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/33 4,341
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3,500 5.000 12/31/34 4,324
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
2,325 5.000 12/31/36 2,852
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
505 4.000 12/31/39 563
University of Texas Revenue Bonds
1,315 5.000 08/15/26 1,675
Uptown Development Authority Tax Allocation
820 5.000 09/01/35 946
Viridian Municipal Management District General Obligation Unlimited(µ)
500 6.000 12/01/32 613
Viridian Municipal Management District General Obligation Unlimited(µ)
995 6.000 12/01/33 1,221
Viridian Municipal Management District Special Assessment
393 3.000 12/01/22 398
Viridian Municipal Management District Special Assessment
748 3.750 12/01/27 809
Viridian Municipal Management District Special Assessment
2,013 4.125 12/01/37 2,144
Weatherford Independent School District General Obligation Unlimited
2,000 Zero coupon 02/15/34 1,520
196,510
Utah - 1.1%
Alpine School District General Obligation Unlimited
8,000 5.000 03/15/22 8,630
City of Lehi Sales Tax Revenue Bonds
500 4.000 06/01/33 603
Ogden City School District Municipal Building Authority Revenue Bonds
225 5.000 01/15/28 280
Ogden City Sewer & Water Revenue Bonds
300 4.000 06/15/33 375
Ogden City Sewer & Water Revenue Bonds
250 4.000 06/15/34 312
Ogden City Sewer & Water Revenue Bonds
165 4.000 06/15/35 205
Utah Associated Municipal Power Systems Revenue Bonds
205 5.000 09/01/31 262
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/24 113
Utah Infrastructure Agency Revenue Bonds
100 4.000 10/15/25 115
Utah Infrastructure Agency Revenue Bonds
135 5.000 10/15/26 167
Utah Infrastructure Agency Revenue Bonds
1,505 5.000 10/15/27 1,742
Utah Infrastructure Agency Revenue Bonds
130 5.000 10/15/28 167
Utah Infrastructure Agency Revenue Bonds
4,260 5.000 10/15/29 4,793
Utah Infrastructure Agency Revenue Bonds
155 5.000 10/15/30 199
Utah Infrastructure Agency Revenue Bonds
1,650 5.000 10/15/32 1,829
Utah Infrastructure Agency Revenue Bonds
685 4.000 10/15/33 747
Utah Infrastructure Agency Revenue Bonds
1,785 5.250 10/15/33 1,998
Utah Infrastructure Agency Revenue Bonds
380 4.000 10/15/34 415
Utah Infrastructure Agency Revenue Bonds
1,000 5.000 10/15/34 1,101
Utah Infrastructure Agency Revenue Bonds
500 4.000 10/15/36 539
Utah Infrastructure Agency Revenue Bonds
1,215 5.000 10/15/40 1,317
Utah State Charter School Finance Authority Revenue Bonds
275 4.000 10/15/26 322
Utah State Charter School Finance Authority Revenue Bonds
285 4.000 10/15/27 337
Utah State Charter School Finance Authority Revenue Bonds
300 4.000 10/15/28 359
Utah State Charter School Finance Authority Revenue Bonds
310 4.000 10/15/29 377
Utah State Charter School Finance Authority Revenue Bonds
1,020 4.000 04/15/30 1,246
Utah State Charter School Finance Authority Revenue Bonds
525 4.000 04/15/33 621
Utah State Charter School Finance Authority Revenue Bonds
1,215 5.000 10/15/33 1,359
Utah State Charter School Finance Authority Revenue Bonds
460 5.000 04/15/34 579
Utah State Charter School Finance Authority Revenue Bonds
1,110 4.000 04/15/35 1,330
Utah Transit Authority Revenue Bonds
1,860 5.000 12/15/35 2,340
34,779
Vermont - 0.2%
City of Burlington Airport Revenue Bonds(µ)
440 5.000 07/01/24 485
Vermont Housing Finance Agency Revenue Bonds
1,889 4.750 11/01/48 2,134
Vermont Municipal Bond Bank Revenue Bonds
1,150 4.000 10/01/31 1,418
Vermont Municipal Bond Bank Revenue Bonds
570 4.000 10/01/33 689
4,726
Virgin Islands - 0.3%
Virgin Islands Public Finance Authority Revenue Bonds
2,670 5.000 10/01/25 2,546
Virgin Islands Public Finance Authority Revenue Bonds
2,385 5.000 10/01/29 2,261

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 327
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Virgin Islands Public Finance Authority Revenue Bonds
820 6.625 10/01/29 790
Virgin Islands Public Finance Authority Revenue Bonds(µ)
1,680 5.000 10/01/32 1,821
Virgin Islands Public Finance Authority Revenue Bonds
1,290 6.750 10/01/37 1,240
8,658
Virginia - 0.5%
Ballston Quarter Community Development Authority Tax Allocation
500 5.000 03/01/26 478
Ballston Quarter Community Development Authority Tax Allocation
1,000 5.125 03/01/31 921
Chesapeake Bay Bridge & Tunnel District Revenue Bonds
3,090 5.000 11/01/23 3,446
Chesapeake Economic Development Authority Pollution Control Revenue
Bonds(~)(Ê)(ae)
300 1.900 02/01/32 312
Chesapeake Hospital Authority Revenue Bonds
775 4.000 07/01/36 898
Chesapeake Hospital Authority Revenue Bonds
1,205 4.000 07/01/37 1,392
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(Ê)
(ae)
350 1.800 11/01/35 358
Louisa Industrial Development Authority Pollution Control Revenue Bonds(~)(Ê)
(ae)
175 1.900 11/01/35 181
Norfolk Airport Authority Revenue Bonds
975 5.000 07/01/38 1,169
Peninsula Ports Authority Revenue Bonds(~)(Ê)(ae)
350 1.700 10/01/33 355
Rockingham County Economic Development Authority Revenue Bonds
1,045 4.000 12/01/29 1,127
Rockingham County Economic Development Authority Revenue Bonds
1,085 4.000 12/01/30 1,164
Rockingham County Economic Development Authority Revenue Bonds
1,135 4.000 12/01/31 1,211
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/26 52
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/27 52
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/28 59
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/29 65
Salem Economic Development Authority Revenue Bonds
45 5.000 04/01/30 54
Salem Economic Development Authority Revenue Bonds
90 5.000 04/01/31 107
Salem Economic Development Authority Revenue Bonds
35 5.000 04/01/32 41
Salem Economic Development Authority Revenue Bonds
80 5.000 04/01/33 93
Salem Economic Development Authority Revenue Bonds
50 5.000 04/01/34 58
Salem Economic Development Authority Revenue Bonds
110 5.000 04/01/35 127
Salem Economic Development Authority Revenue Bonds
55 5.000 04/01/36 63
Salem Economic Development Authority Revenue Bonds
125 5.000 04/01/37 143
Salem Economic Development Authority Revenue Bonds
55 4.000 04/01/39 57
Salem Economic Development Authority Revenue Bonds
35 4.000 04/01/40 36
Virginia College Building Authority Revenue Bonds(Þ)
710 5.250 07/01/30 742
York County Economic Development Authority Pollution Control Revenue
Bonds(~)(Ê)(ae)
550 1.900 05/01/33 571
15,332
Washington - 1.4%
City of Seattle Drainage & Wastewater Revenue Bonds
1,625 4.000 07/01/35 1,925
County of King Sewer Revenue Bonds
3,085 5.000 01/01/28 3,443
Greater Wenatchee Regional Events Center Public Facilities District Revenue
Bonds
1,000 4.500 09/01/22 997
King County School District No. 414 Lake Washington General Obligation
Unlimited
650 5.000 12/01/34 840
Klickitat County Public Utility District No. 1 Revenue Bonds(µ)
830 5.000 12/01/30 1,101
Klickitat County Public Utility District No. 1 Revenue Bonds(µ)
900 5.000 12/01/31 1,186
Port of Seattle Washington Revenue Bonds
1,285 5.000 03/01/23 1,426
Port of Seattle Washington Revenue Bonds
2,480 5.000 08/01/30 2,674
Spokane Public Facilities District Revenue Bonds
970 5.000 12/01/34 1,095
State of Washington General Obligation Unlimited
7,835 5.000 02/01/25 9,503
State of Washington General Obligation Unlimited
5,205 5.000 07/01/29 6,428
Washington County Board of Commissioners Revenue Bonds
1,295 5.000 07/01/37 1,435
Washington Health Care Facilities Authority Revenue Bonds
2,300 5.000 08/15/29 2,641
Washington Health Care Facilities Authority Revenue Bonds
700 5.000 07/01/30 798
Washington Health Care Facilities Authority Revenue Bonds
215 5.000 08/01/35 269
Washington Health Care Facilities Authority Revenue Bonds
485 5.000 08/01/36 605

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
328 Tax-Exempt Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/37 354
Washington Health Care Facilities Authority Revenue Bonds
285 5.000 08/01/38 352
Washington Health Care Facilities Authority Revenue Bonds(~)(Ê)(ae)
715 5.000 08/01/49 851
Washington State Housing Finance Commission Revenue Bonds(Þ)
1,500 2.375 01/01/26 1,395
Washington State Housing Finance Commission Revenue Bonds
2,795 4.000 12/01/48 3,086
42,404
West Virginia - 0.3%
State of West Virginia General Obligation Unlimited
855 5.000 06/01/35 1,132
State of West Virginia General Obligation Unlimited
1,600 5.000 12/01/36 2,107
West Virginia Hospital Finance Authority Revenue Bonds
2,380 5.000 01/01/28 2,971
West Virginia Hospital Finance Authority Revenue Bonds
425 5.000 09/01/29 521
West Virginia Hospital Finance Authority Revenue Bonds
480 5.000 09/01/30 581
West Virginia Hospital Finance Authority Revenue Bonds
400 5.000 09/01/31 482
West Virginia Hospital Finance Authority Revenue Bonds
300 5.000 09/01/32 359
West Virginia Hospital Finance Authority Revenue Bonds
230 5.000 01/01/33 285
West Virginia Hospital Finance Authority Revenue Bonds
270 5.000 01/01/34 333
West Virginia Hospital Finance Authority Revenue Bonds
325 5.000 01/01/35 399
West Virginia Hospital Finance Authority Revenue Bonds
670 5.000 01/01/36 818
9,988
Wisconsin - 1.3%
City of Marshfield Electric System Revenue Bonds(ae)
3,000 5.500 12/01/20 3,052
City of Racine Waterworks System Revenue Bonds(µ)
785 5.000 09/01/28 1,018
City of Racine Waterworks System Revenue Bonds(µ)
1,170 5.000 09/01/29 1,513
City of Racine Waterworks System Revenue Bonds(µ)
1,590 4.000 09/01/37 1,831
Public Finance Authority Revenue Bonds
300 5.000 10/01/23 319
Public Finance Authority Revenue Bonds
295 5.000 10/01/24 318
Public Finance Authority Revenue Bonds(µ)
30 4.000 07/01/26 34
Public Finance Authority Revenue Bonds(µ)
30 4.000 07/01/27 35
Public Finance Authority Revenue Bonds(µ)
30 4.000 07/01/28 35
Public Finance Authority Revenue Bonds(µ)
30 4.000 07/01/29 35
Public Finance Authority Revenue Bonds(Þ)
1,250 5.125 11/15/29 1,329
Public Finance Authority Revenue Bonds(µ)
35 4.000 07/01/30 40
Public Finance Authority Revenue Bonds(µ)
45 4.000 07/01/31 52
Public Finance Authority Revenue Bonds(µ)
55 4.000 07/01/32 63
Public Finance Authority Revenue Bonds(µ)
25 4.000 07/01/33 28
Public Finance Authority Revenue Bonds(µ)
20 4.000 07/01/34 23
Public Finance Authority Revenue Bonds(Þ)
170 4.500 01/01/35 172
Public Finance Authority Revenue Bonds(µ)
20 4.000 07/01/35 23
Public Finance Authority Revenue Bonds(µ)
30 4.000 07/01/36 34
Public Finance Authority Revenue Bonds(µ)
280 4.000 07/01/37 314
Public Finance Authority Revenue Bonds
600 4.000 11/15/37 666
Public Finance Authority Revenue Bonds(µ)
335 4.000 07/01/38 374
Public Finance Authority Revenue Bonds(µ)
335 4.000 07/01/39 374
Public Finance Authority Revenue Bonds(µ)
35 4.000 07/01/40 39
Public Finance Authority Senior Living Revenue Bonds
860 4.000 01/01/30 887
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio Revenue Bonds(ae)
5,000 5.000 06/01/26 5,906
Wisconsin Department of Transportation Revenue Bonds
5,950 5.000 07/01/22 6,503
Wisconsin Health & Educational Facilities Authority Revenue Bonds
50 4.000 03/15/30 56
Wisconsin Health & Educational Facilities Authority Revenue Bonds
640 5.000 07/01/38 743
Wisconsin Health & Educational Facilities Authority Revenue Bonds(ae)(Ê)
4,150 1.740 08/15/54 4,132
Wisconsin Health and Educational Facilities Authority Revenue Bonds(µ)
1,600 5.000 02/15/32 2,061
Wisconsin Health and Educational Facilities Authority Revenue Bonds(µ)
1,000 5.000 02/15/33 1,280
Wisconsin Health and Educational Facilities Authority Revenue Bonds(µ)
1,500 4.000 02/15/34 1,761
Wisconsin Health and Educational Facilities Authority Revenue Bonds(µ)
1,500 4.000 02/15/35 1,756
Wisconsin Health and Educational Facilities Authority Revenue Bonds(µ)
1,590 4.000 02/15/36 1,850
38,656
Wyoming - 0.2%
County of Campbell Wastewater Facilities Revenue Bonds
4,010 3.625 07/15/39 4,395

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 329
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Rate
%
Date of
Maturity
Fair
Value
$
County of Laramie Revenue Bonds
1,000 4.000 05/01/22 1,023
5,418
Total Municipal Bonds
(cost $2,838,048) 2,990,735
Short-Term Investments - 0.5%
U.S. Cash Management Fund(@) 14,665,289 (∞) 14,664
Total Short-Term Investments
(cost $14,664) 14,664
Total Investments - 98.1%
(identified cost $2,852,712) 3,005,399
Other Assets and Liabilities, Net - 1.9%
59,352
Net Assets - 100.0%
3,064,751

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
330 Tax-Exempt Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.0%
California Statewide Communities Development Authority Revenue Bonds 09/22/17 2,630,000 99.11 2,607
2,600
California Statewide Communities Development Authority Revenue Bonds 08/08/18 350,000 109.08 382
390
Capital Trust Agency, Inc. Revenue Bonds 07/17/20 120,000 100.00 120
121
Celebration Pointe Community Development District Special Assessment 05/16/17 175,000 100.50 176
177
Chester County Industrial Development Authority Special Assessment 08/16/18 275,000 99.20 273
276
Chicago Board of Education General Obligation Unlimited 07/11/17 5,000,000 94.10 4,705
6,182
City of Justin Special Assessment 03/27/18 910,000 100.00 910
1,006
City of Justin Special Assessment 03/27/18 595,000 100.00 595
613
City of Mesquite Special Assessment Revenue Bonds 09/05/18 595,000 100.00 595
680
City of Mesquite Special Assessment Revenue Bonds 09/05/18 290,000 100.00 290
325
City of Princeton Special Assessment 04/24/18 590,000 100.00 590
632
City of Royse City Special Assessment 06/30/20 175,000 102.99 180
183
City of Scranton General Obligation Unlimited 08/30/17 1,815,000 102.17 1,854
1,876
City of Scranton General Obligation Unlimited 08/30/17 1,925,000 103.80 1,998
2,046
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 1,800,000 100.00 1,800
1,784
City of Sparks Tourism Improvement District 1 Revenue Bonds 12/11/19 895,000 100.00 895
873
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
100
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 100.00 100
100
Connecticut State Health & Educational Facilities Authority Revenue Bonds 07/22/20 100,000 108.37 108
109
Corkscrew Farms Community Development District Special Assessment 12/13/17 80,000 100.00 80
81
Corkscrew Farms Community Development District Special Assessment 12/13/17 245,000 100.00 245
259
Dauphin County General Authority University Revenue Bonds 07/13/17 2,570,000 99.89 2,567
2,540
Denver Health & Hospital Authority Revenue Bonds 11/14/17 1,000,000 111.44 1,114
1,165
Denver Urban Renewal Authority Tax Allocation 10/11/18 1,600,000 99.16 1,589
1,632
Downtown Doral South Community Development District Special Assessment 09/10/18 405,000 100.00 405
413
Eagle Pointe Community Development District Special Assessment 07/15/20 60,000 99.34 60
60
Eagle Pointe Community Development District Special Assessment 07/15/20 35,000 99.78 35
35
East Bonita Beach Road Community Development District Special Assessment 08/29/18 90,000 100.00 90
91
East Bonita Beach Road Community Development District Special Assessment 08/29/18 340,000 99.81 339
354
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 108.11 108
112
Florida Development Finance Corp. Revenue Bonds 06/20/19 125,000 112.59 141
146
Florida Development Finance Corp. Revenue Bonds 06/20/19 100,000 114.14 114
118
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 800,000 100.50 804
783
Florida Higher Educational Facilities Financing Authority Revenue Bonds 06/08/18 150,000 100.73 151
146
Harmony West Community Development District Special Assessment 06/19/18 420,000 100.00 420
449
Harmony West Community Development District Special Assessment 06/19/18 255,000 100.00 255
261
Harmony West Community Development District Special Assessment 06/19/18 620,000 100.00 620
685
Hills Minneola Community Development District Special Assessment 07/16/20 140,000 100.00 140
141
Hills Minneola Community Development District Special Assessment 07/16/20 220,000 100.00 220
221
K-Bar Ranch II Community Development District Special Assessment 12/19/17 345,000 100.00 345
355
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 410,000 100.00 410
403
Massachusetts Development Finance Agency Revenue Bonds 10/31/18 300,000 103.29 310
304
McJunkin Parkland Community Development District Special Assessment 11/01/18 520,000 100.00 520
548
Naples Reserve Community Development District Special Assessment 05/10/18 535,000 99.44 532
560
Nevada Department of Business & Industry Revenue Bonds 08/31/17 185,000 100.00 185
185
Nevada Department of Business & Industry Revenue Bonds 08/31/17 340,000 106.01 360
370
Nevada Department of Business & Industry Revenue Bonds 04/06/18 710,000 100.00 710
729
New York Liberty Development Corp. Revenue Bonds 07/07/20 645,000 105.11 678
686
Oregon State Facilities Authority Revenue Bonds 10/10/17 750,000 105.33 790
752
Public Finance Authority Revenue Bonds 06/25/14 1,250,000 98.37 1,230
1,329
Public Finance Authority Revenue Bonds 07/17/20 170,000 100.00 170
172
Royse City Special Assessment 07/15/20 155,000 100.00 155
156
Royse City Special Assessment 07/15/20 100,000 100.00 100
101
Sherwood Manor Community Development District Special Assessment 09/13/18 550,000 99.07 545
571
State of New Jersey General Obligation Unlimited 04/16/20 15,000,000 100.00 14,999
15,006
Tempe Industrial Development Authority Revenue Bonds 12/20/17 5,000,000 100.07 5,004
4,985
Timber Creek Community Development District Special Assessment 06/20/18 535,000 100.00 535
577
Timber Creek Community Development District Special Assessment 06/20/18 210,000 100.00 210
213
Timber Creek Community Development District Special Assessment 06/20/18 400,000 99.81 399
420
Village Community Development District No. 12 Special Assessment 03/16/18 1,525,000 100.00 1,525
1,606
Virginia College Building Authority Revenue Bonds 07/01/15 710,000 103.08 732
742
Washington State Housing Finance Commission Revenue Bonds 09/19/19 1,500,000 100.00 1,500
1,395
61,930
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 331
Variable Rate Securities
Securities Referenced Rate Spread %
Arizona Health Facilities Authority Revenue Bonds USD 3 Month LIBOR 0.810
Butler County General Authority Revenue Bonds USD 3 Month LIBOR 0.700
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 1.140
Commonwealth of Massachusetts General Obligation Unlimited USD 3 Month LIBOR 1.140
County of Harris Revenue Bonds USD 3 Month LIBOR 0.670
Delaware Valley Regional Finance Authority Revenue Bonds USD 1 Month LIBOR 0.880
Indiana Finance Authority Revenue Bonds SIFMA Municipal Swap Index 0.550
Kentucky Asset / Liability Commission Revenue Bonds USD 3 Month LIBOR 0.530
Long Island Power Authority Revenue Bonds USD 1 Month LIBOR 0.750
Main Street Natural Gas, Inc. Revenue Bonds USD 1 Month LIBOR 0.830
Main Street Natural Gas, Inc. Revenue Bonds USD 1 Month LIBOR 0.750
Maricopa County Industrial Development Authority Revenue Bonds SIFMA Municipal Swap Index 0.380
Puerto Rico Electric Power Authority Revenue Bonds USD 3 Month LIBOR 0.520
Sacramento County Sanitation Districts Financing Authority Revenue Bonds USD 3 Month LIBOR 0.530
Sacramento County Water Financing Authority Revenue Bonds USD 3 Month LIBOR 0.550
South Carolina Transportation Infrastructure Bank Revenue Bonds USD 1 Month LIBOR 0.450
Southeast Alabama Gas Supply District Revenue Bonds USD 1 Month LIBOR 0.850
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds SIFMA Municipal Swap Index 0.550
University of Michigan Revenue Bonds SIFMA Municipal Swap Index 0.270
Wisconsin Health & Educational Facilities Authority Revenue Bonds SIFMA Municipal Swap Index 0.650
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Short Positions
United States 10 Year Treasury Note Futures 1,405 USD 196,810 09/20
(2,062)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(2,062)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Municipal Bonds
Alabama
$ —
$ 64,031 $ — $ — $ 64,031
Alaska
—
8,079 — — 8,079
Arizona
—
51,267 — — 51,267
Arkansas
—
14,570 — — 14,570
California
—
244,491 — — 244,491
Colorado
—
93,610 — — 93,610
Connecticut
—
79,357 — — 79,357
Delaware
—
8,564 — — 8,564
District of Columbia
—
22,311 — — 22,311
Florida
—
156,195 — — 156,195

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
332 Tax-Exempt Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Georgia
—
49,051 — — 49,051
Guam
—
60,437 — — 60,437
Hawaii
—
1,718 — — 1,718
Idaho
—
11,930 — — 11,930
Illinois
—
465,393 — — 465,393
Indiana
—
13,151 — — 13,151
Iowa
—
34,079 — — 34,079
Kansas
—
12,621 — — 12,621
Kentucky
—
31,013 — — 31,013
Louisiana
—
47,987 — — 47,987
Maine
—
3,436 — — 3,436
Maryland
—
15,886 — — 15,886
Massachusetts
—
36,399 — — 36,399
Michigan
—
131,433 — — 131,433
Minnesota
—
11,896 — — 11,896
Mississippi
—
14,576 — — 14,576
Missouri
—
19,728 — — 19,728
Montana
—
7,438 — — 7,438
Nebraska
—
9,933 — — 9,933
Nevada
—
31,023 — — 31,023
New Hampshire
—
20,177 — — 20,177
New Jersey
—
166,453 — — 166,453
New Mexico
—
3,653 — — 3,653
New York
—
254,367 — — 254,367
North Carolina
—
32,593 — — 32,593
Ohio
—
68,335 — — 68,335
Oklahoma
—
25,324 — — 25,324
Oregon
—
12,725 — — 12,725
Pennsylvania
—
170,662 — — 170,662
Puerto Rico
—
70,034 — — 70,034
Rhode Island
—
9,114 — — 9,114
South Carolina
—
32,033 — — 32,033
South Dakota
—
1,521 — — 1,521
Tennessee
—
15,670 — — 15,670
Texas
—
196,510 — — 196,510
Utah
—
34,779 — — 34,779
Vermont
—
4,726 — — 4,726
Virgin Islands
—
8,658 — — 8,658
Virginia
—
15,332 — — 15,332
Washington
—
42,404 — — 42,404
West Virginia
—
9,988 — — 9,988
Wisconsin
—
38,656 — — 38,656
Wyoming
—
5,418 — — 5,418
Short-Term Investments — — — 14,664 14,664
Total Investments — 2,990,735 — 14,664 3,005,399
Other Financial Instruments

Russell Investment Company
Tax-Exempt Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Tax-Exempt Bond Fund 333
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Liabilities
Futures Contracts (2,062) — — — (2,062)
Total Other Financial Instruments
*
$ (2,062) $ — $ — $ — $ (2,062)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
334 Commodity Strategies Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 5.8%
Corporate Bonds and Notes - 3.4%
AbbVie, Inc.
2.900% due 11/06/22 300 316
ANR Pipeline Co.
9.625% due 11/01/21 200 223
Aviation Capital Group LLC
2.875% due 01/20/22 (Þ) 500 492
3.875% due 05/01/23 (Þ) 200 196
4.375% due 01/30/24 (Þ) 100 98
Bristol-Myers Squibb Co.
Series WI
2.250% due 08/15/21 900 918
Broadcom, Inc.
3.459% due 09/15/26 (Þ) 403 441
Celanese US Holdings LLC
4.625% due 11/15/22 300 323
Comcast Cable Communications
Holdings, Inc.
9.455% due 11/15/22 400 486
Crown Castle Towers LLC
3.222% due 05/15/22 (Þ) 600 610
CVS Health Corp.
Series 7YR
3.500% due 07/20/22 400 422
ERAC USA Finance LLC
4.500% due 08/16/21 (Þ) 200 207
2.600% due 12/01/21 (Þ) 700 712
Hewlett Packard Enterprise Co.
1.024% due 10/05/21 (Ê) 600 600
Interpublic Group of Cos., Inc. (The)
Series 3YR
3.750% due 10/01/21 600 622
Keurig Dr Pepper, Inc.
Series WI
4.057% due 05/25/23 100 109
Komatsu Finance America, Inc.
2.437% due 09/11/22 300 308
McDonald's Corp.
0.677% due 10/28/21 (Ê) 300 301
NetApp, Inc.
3.250% due 12/15/22 500 520
NextEra Energy Capital Holdings, Inc.
2.800% due 01/15/23 100 105
Nissan Motor Acceptance Corp.
2.600% due 09/28/22 (Þ) 200 199
Sabine Pass Liquefaction LLC
Series WI
6.250% due 03/15/22 100 107
Sprint Spectrum Co. LLC / Sprint
Spectrum Co. II LLC / Sprint
Spectrum Co. III LLC
3.360% due 09/20/21 (Þ) 188 190
8,505
International Debt - 1.9%
BG Energy Capital PLC
4.000% due 10/15/21 (Þ) 500 519
British Transco International Finance Co.
3.803% due 11/04/21 500 492
Canadian Pacific Railway Co.
4.500% due 01/15/22 400 422
GE Capital International Funding Co.
Unlimited Co.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.418% due 11/15/35 800 827
Pernod Ricard SA
4.450% due 01/15/22 (Þ) 700 738
Seven & i Holdings Co., Ltd.
3.350% due 09/17/21 (Þ) 900 922
Takeda Pharmaceutical Co., Ltd.
Series WI
4.400% due 11/26/23 700 783
4,703
Mortgage-Backed Securities - 0.4%
Fannie Mae
30 Year TBA(Ï)
3.000% 100 105
Ginnie Mae REMICS
Series 2018-H15 Class FG
2.266% due 08/20/68 (Ê) 256 254
Series 2019-20 Class FE
0.590% due 02/20/49 (Ê) 592 592
951
United States Government Treasuries - 0.1%
United States Treasury Inflation Indexed
Bonds
0.625% due 01/15/26 216 238
Total Long-Term Investments
(cost $13,759) 14,397
Options Purchased - 0.0%
(Number of Contracts)
Corn Futures
Citigroup Nov 2020 380.00 Call
(10)(&) USD 19,000 (ÿ) 1
Natural Gas Futures
Goldman Sachs Oct 2020 2.00 Put
(2)(&) USD 40 (ÿ) 2
Total Options Purchased
(cost $6) 3
Short-Term Investments - 92.4%
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
4.625% due 10/30/20 400 402
Air Lease Corp.
2.500% due 03/01/21 300 301
American Electric Power Co., Inc.
2.150% due 11/13/20 600 603
Aviation Capital Group LLC
6.750% due 04/06/21 (Þ) 1,100 1,118
Bayer US Finance II LLC
3.500% due 06/25/21 (Þ) 400 410
2.750% due 07/15/21 (Þ) 600 611
BMW US Capital LLC
3.100% due 04/12/21 (Þ) 600 611
Campbell Soup Co.
0.943% due 03/15/21 (Ê) 700 700
3.300% due 03/15/21 400 407
CVS Health Corp.
1.033% due 03/09/21 (Ê) 200 201

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 335
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Dell International LLC / EMC Corp.
4.420% due 06/15/21 (Þ) 1,006 1,034
Electricite de France SA
2.350% due 10/13/20 (Þ) 300 301
Federal Home Loan Bank Discount
Notes
0.145% due 08/07/20 (ç)(ž) 1,300 1,300
0.149% due 08/12/20 (ç)(ž)(&) 400 400
0.122% due 08/14/20 (ç)(ž) 1,200 1,200
0.150% due 08/19/20 (ç)(ž) 1,000 1,000
0.150% due 08/19/20 (ç)(ž)(&) 700 700
0.134% due 08/21/20 (ž) 6,400 6,399
0.117% due 08/25/20 (ç)(ž) 900 900
0.117% due 08/25/20 (ç)(ž)(&) 900 900
0.150% due 08/26/20 (ç)(ž)(&) 800 800
0.071% due 08/28/20 (ž) 4,600 4,600
0.068% due 08/28/20 (ç)(ž)(&) 700 700
0.140% due 09/02/20 (ç)(ž) 1,000 1,000
0.165% due 09/04/20 (ç)(ž)(&) 3,100 3,099
0.132% due 09/18/20 (ç)(ž) 900 900
0.109% due 10/23/20 (ž)(&) 500 500
Fresenius Medical Care US Finance, Inc.
5.750% due 02/15/21 (Þ) 1,000 1,024
General Mills, Inc.
0.811% due 04/16/21 (Ê) 800 802
General Motors Financial Co., Inc.
1.118% due 04/09/21 (Ê) 300 299
Georgia-Pacific LLC
5.400% due 11/01/20 (Þ) 100 101
Hyundai Capital America
Series 144a
1.108% due 09/18/20 (Ê)(Þ) 900 900
Interpublic Group of Cos., Inc. (The)
3.500% due 10/01/20 700 703
Komatsu Finance America, Inc.
2.118% due 09/11/20 300 300
LG&E and KU Energy LLC
3.750% due 11/15/20 200 200
Lloyds Banking Group PLC
1.106% due 06/21/21 (Ê) 200 201
Masco Corp.
3.500% due 04/01/21 900 915
Mitsubishi Corp.
Series EMTn
2.625% due 07/14/22 300 310
Pernod Ricard SA
5.750% due 04/07/21 (Þ) 347 359
Spirit AeroSystems , Inc.
1.113% due 06/15/21 (Ê) 200 185
TransCanada PipeLines , Ltd.
3.800% due 10/01/20 300 302
U.S. Cash Management Fund (@)(&) 95,492,762(∞) 95,483
United States Treasury Bills
0.122% due 08/20/20 (ç)(ž) 1,500 1,500
0.107% due 08/20/20 (ç)(ž)(&) 300 300
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.119% due 08/27/20 (ç)(ž) 1,500 1,500
0.131% due 09/10/20 (ç)(ž)(&) 300 300
0.078% due 09/17/20 (ž) 43,500 43,496
0.088% due 10/01/20 (ž)(&) 400 400
0.089% due 10/08/20 (ž)(&) 800 800
0.090% due 10/15/20 (ž) 13,600 13,597
0.090% due 10/22/20 (ž)(&) 300 300
0.092% due 10/29/20 (ž) 6,600 6,598
0.092% due 10/29/20 (ž)(&) 5,400 5,399
0.100% due 02/25/21 (ž)(&) 4,941 4,938
Series WI
0.118% due 08/04/20 (ç)(ž)(&) 1,200 1,200
0.102% due 08/11/20 (ž)(&) 4,600 4,600
0.135% due 08/18/20 (ç)(ž) 1,200 1,200
0.127% due 08/18/20 (ç)(ž)(&) 1,100 1,100
0.130% due 08/25/20 (ç)(ž)(&) 1,450 1,450
0.080% due 09/01/20 (ç)(ž)(&) 1,200 1,200
0.010% due 09/22/20 (ž)(&) 1,000 1,000
0.132% due 09/29/20 (ž)(&) 2,300 2,300
Volkswagen Group of America Finance
LLC
3.875% due 11/13/20 (Þ) 400 404
Volkswagen International Finance NV
4.000% due 08/12/20 (Þ) 400 400
Woodside Finance, Ltd.
4.600% due 05/10/21 (Þ) 300 305
Zimmer Biomet Holdings, Inc.
1.066% due 03/19/21 (Ê) 300 300
Total Short-Term Investments
(cost $227,656) 227,768
Total Investments - 98.2%
(identified cost $241,421) 242,168
Other Assets and Liabilities,
Net - 1.8%
4,309
Net Assets - 100.0%
246,477

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
336 Commodity Strategies Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.2%
Aviation Capital Group LLC 05/08/18 500,000 98.81 494
492
Aviation Capital Group LLC 01/16/19 200,000 98.53 197
196
Aviation Capital Group LLC 04/23/19 1,100,000 102.37 1,126
1,118
Aviation Capital Group LLC 06/18/19 100,000 103.62 104
98
Bayer US Finance II LLC 06/19/18 400,000 100.03 400
410
Bayer US Finance II LLC 07/26/18 600,000 99.28 596
611
BG Energy Capital PLC 04/12/18 500,000 100.83 504
519
BMW US Capital LLC 04/20/18 600,000 99.90 599
611
Broadcom, Inc. 05/18/20 403,000 100.48 405
441
Crown Castle Towers LLC 04/10/18 600,000 99.17 595
610
Dell International LLC / EMC Corp. 06/29/18 1,006,000 100.39 1,010
1,034
Electricite de France SA 04/13/18 300,000 99.86 300
301
ERAC USA Finance LLC 04/05/18 700,000 99.13 694
712
ERAC USA Finance LLC 03/22/19 200,000 101.35 203
207
Fresenius Medical Care US Finance, Inc. 04/19/18 1,000,000 101.08 1,011
1,024
Georgia-Pacific LLC 07/16/18 100,000 100.53 101
101
Hyundai Capital America 09/14/18 900,000 100.00 900
900
Nissan Motor Acceptance Corp. 03/27/19 200,000 98.48 197
199
Pernod Ricard SA 06/12/18 700,000 101.16 708
738
Pernod Ricard SA 11/06/18 347,000 101.87 353
359
Seven & i Holdings Co., Ltd. 09/11/18 900,000 100.00 900
922
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co.
III LLC 04/18/18 187,500 100.02 188
190
Volkswagen Group of America Finance LLC 04/11/19 400,000 100.23 401
404
Volkswagen International Finance NV 04/18/18 400,000 100.02 400
400
Woodside Finance, Ltd. 04/25/18 300,000 100.57 302
305
12,902
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Variable Rate Securities
Securities Referenced Rate Spread %
Campbell Soup Co. USD 3 Month LIBOR 0.630
CVS Health Corp. USD 3 Month LIBOR 0.720
General Mills, Inc. USD 3 Month LIBOR 0.540
General Motors Financial Co., Inc. USD 3 Month LIBOR 0.850
Ginnie Mae REMICS USD 12 Month LIBOR 0.150
Ginnie Mae REMICS USD 1 Month LIBOR 0.400
Hewlett Packard Enterprise Co. USD 3 Month LIBOR 0.720
Hyundai Capital America USD 3 Month LIBOR 0.800
Lloyds Banking Group PLC USD 3 Month LIBOR 0.800
McDonald's Corp. USD 3 Month LIBOR 0.430
Spirit AeroSystems , Inc. USD 3 Month LIBOR 0.800
Zimmer Biomet Holdings, Inc. USD 3 Month LIBOR 0.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Aluminum Futures 1 USD 42 09/20
—
Aluminum Futures 247 USD 10,612 12/20
696

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 337
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
Brent Crude / Dubai Crude Oil Futures 1 USD 1 08/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 09/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 10/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 11/20
(2)
Brent Crude / Dubai Crude Oil Futures 1 USD 1 12/20
(2)
Brent Crude Oil Futures 6 USD 261 08/20
8
Brent Crude Oil Futures 10 USD 442 10/20
1
Brent Crude Oil Futures 203 USD 9,500 10/21
885
Brent Crude Oil Futures 20 USD 945 01/22
132
California Carbon Allowance Vintage 2020 Futures 4 USD 68 12/20
9
California Carbon Allowance Vintage 2020 Futures 1 USD 18 12/21
—
Chicago Ethanol Futures 1 USD 49 08/20
8
Chicago Ethanol Futures 4 USD 190 09/20
16
Chicago Ethanol Futures 6 USD 283 10/20
(37)
Chicago Ethanol Futures 6 USD 282 11/20
(38)
Chicago Ethanol Futures 16 USD 749 12/20
(42)
Chicago Ethanol Futures 8 USD 375 01/21
(17)
Chicago Ethanol Futures 1 USD 47 02/21
(12)
Chicago Ethanol Futures 1 USD 47 03/21
(11)
Cocoa Futures 339 USD 8,133 12/20
755
Coffee "C" Futures 2 USD 89 09/20
14
Coffee "C" Futures 24 USD 1,094 12/20
192
Copper Futures 1 USD 72 09/20
3
Copper Futures 48 USD 3,469 12/20
97
Corn Futures 5 USD 88 07/21
(3)
Corn Futures 3 USD 54 12/21
(1)
Cotton No. 2 Futures 218 USD 6,830 12/20
(44)
Gasoline RBOB Futures 110 USD 5,012 11/20
(162)
Gasoline RBOB Futures 2 USD 109 05/21
21
Gasoline RBOB Futures 1 USD 49 11/21
13
Gold 100oz Futures 2 USD 397 12/20
29
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 08/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 09/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 10/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 11/20
(1)
ICE Brent Crude Oil vs Dubai 1st Line Crude Oil Futures 1 USD 1 12/20
(1)
Lead Futures 3 USD 142 12/20
15
Live Cattle Futures 18 USD 777 10/20
45
Low Sulphur Gasoil Futures 61 USD 2,303 12/20
(49)
Low Sulphur Gasoil Futures 3 USD 119 06/21
—
Low Sulphur Gasoil Futures 22 USD 899 12/21
43
Mont Belvieu Normal Butane Futures 1 USD 22 10/20
6
Mont Belvieu Normal Butane Futures 1 USD 22 11/20
6
Mont Belvieu Normal Butane Futures 1 USD 22 12/20
6
Natural Gas Futures 129 USD 2,186 08/20
23
Natural Gas Futures 30 USD 865 01/21
(2)
New York Harbor ULSD Futures 5 USD 268 11/20
35
New York Harbor ULSD Futures 1 USD 56 05/21
9
Nickel Futures 3 USD 248 09/20
11
Nickel Futures 1 USD 83 12/20
10
Palladium Futures 9 USD 1,942 12/20
(91)
Soybean Futures 489 USD 21,821 11/20
1,018
Soybean Futures 456 USD 8,416 12/20
179
Sugar 11 Futures 153 USD 2,262 02/21
93
Wheat Futures 31 USD 823 09/20
29
Wheat Futures 2 USD 45 12/20
—
White Sugar Futures 25 USD 477 09/20
76
WTI Crude Oil Futures 6 USD 242 08/20
29
WTI Crude Oil Futures 10 USD 406 09/20
11
WTI Crude Oil Futures 14 USD 577 11/20
89
WTI Crude Oil Futures 70 USD 2,939 02/21
300
WTI Crude Oil Futures 20 USD 844 03/21
27
WTI Crude Oil Futures 21 USD 891 04/21
(142)
WTI Crude Oil Futures 39 USD 1,661 05/21
(333)
WTI Crude Oil Futures 48 USD 2,066 08/21
157
WTI Crude Oil Futures 24 USD 1,057 05/22
129
WTI Crude Oil Futures 11 USD 491 11/22
41

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
338 Commodity Strategies Fund
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
WTI Crude Oil Futures 1 USD 45 05/23
(5)
WTI Crude Oil Futures 12 USD 548 11/23
10
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 12/20
(2)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 01/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 02/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 03/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 04/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 05/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 06/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 07/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 08/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 09/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 10/21
(1)
WTI Houston (Argus) / WTI Financial Futures 1 USD 1 11/21
(1)
Zinc Futures 6 USD 347 09/20
26
Zinc Futures 6 USD 349 12/20
59
Short Positions
Aluminum Futures 1 USD 42 09/20
(4)
Aluminum Futures 217 USD 9,323 12/20
(692)
Argus LLS vs. WTI Crude Oil Futures 1 USD 1 08/20
(1)
Argus LLS vs. WTI Crude Oil Futures 1 USD 1 09/20
(1)
Brent 1st Line Futures 2 USD 1 08/20
—
Brent 1st Line Futures 12 USD 14 09/20
—
Brent 1st Line Futures 2 USD 2 12/20
(1)
Brent Crude Oil Futures 4 USD 175 09/20
—
Brent Crude Oil Futures 95 USD 4,110 10/20
(303)
Brent Crude Oil Futures 2 USD 2 11/20
(1)
Brent Crude Oil Futures 1 USD 45 01/21
—
Brent Crude Oil Futures 90 USD 4,123 04/21
(454)
Brent Crude Oil Futures 20 USD 928 07/21
(61)
Brent Crude Oil Futures 66 USD 3,155 04/22
(276)
Brent Crude Oil Futures 31 USD 1,508 10/22
(38)
Brent Crude Oil Futures 21 USD 1,041 04/23
(53)
Brent Crude Oil Futures 32 USD 1,604 10/23
(72)
Corn Futures 33 USD 521 09/20
21
Corn Futures 528 USD 8,633 12/20
89
Corn Futures 22 USD 372 03/21
22
Cotton No. 2 Futures 3 USD 94 12/20
(5)
Gasoline RBOB Futures 3 USD 139 09/20
5
Gasoline RBOB Futures 19 USD 866 11/20
8
Gold 100oz Futures 36 USD 7,150 12/20
(480)
Lean Hogs Futures 10 USD 199 10/20
11
Low Sulphur Gasoil Futures 23 USD 845 09/20
25
Low Sulphur Gasoil Futures 17 USD 642 12/20
(1)
Low Sulphur Gasoil Futures 19 USD 736 03/21
118
Low Sulphur Gasoil Futures 7 USD 295 06/22
(10)
Mont Belvieu Normal Butane Futures 1 USD 21 10/20
(4)
Mont Belvieu Normal Butane Futures 1 USD 21 11/20
(4)
Mont Belvieu Normal Butane Futures 1 USD 21 12/20
(4)
Natural Gas Futures 74 USD 1,448 09/20
77
Natural Gas Futures 10 USD 242 10/20
5
Natural Gas Futures 7 USD 196 11/20
(2)
Natural Gas Futures 151 USD 4,403 12/20
26
New York Harbor ULSD Futures 74 USD 3,965 11/20
(164)
Nickel Futures 3 USD 248 09/20
(16)
Platinum Futures 51 USD 2,343 10/20
(53)
Silver Futures 13 USD 1,590 12/20
4
Soybean Futures 4 USD 179 11/20
—
Soybean Futures 282 USD 8,305 12/20
(113)
Sugar 11 Futures 15 USD 212 09/20
(34)
Wheat Futures 184 USD 4,210 12/20
(4)
Wheat Futures 2 USD 55 07/21
(1)
WTI Crude Oil Futures 15 USD 604 08/20
(7)
WTI Crude Oil Futures 17 USD 724 09/20
(77)
WTI Crude Oil Futures 16 USD 655 10/20
(29)
WTI Crude Oil Futures 57 USD 2,350 11/20
(165)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 339
Futures Contracts
(&)
Amounts in thousands (except contract amounts )
WTI Crude Oil Futures 4 USD 166 12/20
2
WTI Crude Oil Futures 3 USD 128 06/21
(2)
WTI Crude Oil Futures 10 USD 429 07/21
(17)
WTI Crude Oil Futures 95 USD 4,126 11/21
(469)
WTI Crude Oil Futures 2 USD 89 11/22
(2)
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 08/20
1
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 09/20
3
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 10/20
3
WTI Houston (Argus) / WTI Trade Month Futures 1 USD 1 11/20
3
WTI Midland (Argus) / WTI Financial Futures 1 USD — 08/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 09/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 10/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 11/20
—
WTI Midland (Argus) / WTI Financial Futures 1 USD — 12/20
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 01/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 02/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 03/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 04/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 05/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 06/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 07/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 08/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 09/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 10/21
1
WTI Midland (Argus) / WTI Financial Futures 1 USD — 11/21
1
Zinc Futures 6 USD 347 09/20
(44)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
1,115
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Brent Crude Oil Futures
Goldman Sachs
Call 26 0.00 USD 30 08/25/20
(6)
Brent Crude Oil Futures
Goldman Sachs
Call 26 0.00 USD 27 09/25/20
(20)
Brent Crude Oil Futures
Goldman Sachs
Call 1 3.00 USD 3 10/29/20
(1)
Corn Futures
Citigroup
Put 10 300.00 USD 15,000 11/20/20
(2)
Crude Oil Futures
Citigroup
Call 12 42.00 USD 504 08/17/20
(7)
Crude Oil Futures
Goldman Sachs
Call 12 43.00 USD 516 08/17/20
(4)
Crude Oil Futures
Citigroup
Call 2 44.00 USD 88 08/17/20
—
Crude Oil Futures
Goldman Sachs
Call 24 45.00 USD 1,080 09/17/20
(16)
Crude Oil Futures
Goldman Sachs
Call 12 46.00 USD 552 09/17/20
(6)
Crude Oil Futures
Citigroup
Call 6 42.00 USD 252 11/17/20
(19)
Crude Oil Futures
Citigroup
Call 1 40.00 USD 40 11/16/21
(9)
Natural Gas Futures
Goldman Sachs
Call 6 2.20 USD 132 08/26/20
(1)
Natural Gas Futures
Goldman Sachs
Call 4 0.30 USD 12 09/25/20
—
Natural Gas Futures
Goldman Sachs
Call 3 2.30 USD 69 09/25/20
(2)
Natural Gas Futures
Goldman Sachs
Call 1 0.00 USD 28 10/27/20
(1)
Natural Gas Futures
Goldman Sachs
Put 4 0.60 USD 24 09/25/20
(16)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(BNP Paribas, Total Return on FUELCO
Calendar Swap, USD 1, 12/31/20)
BNP Paribas
Call 1 0.00 7 12/31/20
(3)
(BNP Paribas, Total Return on FUELCO
Calendar Swap, USD 6, 12/31/20)
BNP Paribas
Call 1 0.00 65 12/31/20
(31)
(BNP Paribas, Total Return on QSCO
Calendar Swap, USD 6, 12/31/20)
BNP Paribas
Call 1 0.00 105 12/31/20
—
(Goldman Sachs, Total Return on
FUELCO Calendar Swap, USD 2,
12/31/20)
Goldman Sachs
Call 1 0.00 26 12/31/20
(13)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
340 Commodity Strategies Fund
Options Written
(&)
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
(JP Morgan, Total Return on QSCO
Calendar Swap, USD 3, 12/31/20)
JPMorgan Chase
Call 1 0.00 45 12/31/20
—
Total Liability for Options Written (premiums received $182)
(157)
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
ABGS Index Goldman Sachs USD 21,505
Total Return on Underlying
Reference Entity
(5)
08/28/20 — — —
Bloomberg Commodity Index BNP Paribas USD 6,272
Total Return on Underlying
Reference Entity
(5)
02/16/21 1 189 190
Bloomberg Commodity Index 1
Month Forward Index Goldman Sachs USD 15,024
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 516 516
Bloomberg Commodity Index Total
Return Credit Suisse USD 7,711
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 233 233
Bloomberg Commodity Index Total
Return Goldman Sachs USD 8,685
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 263 263
Bloomberg Commodity Index Total
Return Macquarie USD 8,186
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 247 247
Bloomberg Commodity Index Total
Return Morgan Stanley USD 30,216
Total Return on Underlying
Reference Entity
(5)
03/15/21 — — —
Cargill ( i ) JPMorgan Chase USD 48,858
Total Return on Underlying
Reference Entity
(5)
03/31/21 — — —
Credit Suisse PMCODB Commodity
Index Credit Suisse USD 1
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 3 3
EBOBFUEL Calendar Swap
CAL20 (¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (15) (15)
EBOBFUEL Calendar Swap
CAL20 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (16) (16)
EBOBFUEL Calendar Swap
CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (17) (17)
EUROBOBCO Calendar Swap
CAL20 (¥) BNP Paribas USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 (2) (35) (37)
EUROBOBCO Calendar Swap
CAL20 (¥) Macquarie USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (37) (37)
EUROBOBCO Calendar Swap
CAL21 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (5) (5)
EUROBOBCO Calendar Swap
CAL21 (¥) JPMorgan Chase USD 10
Total Return on Underlying
Reference Entity
(5)
12/31/21 (36) (25) (61)
EUROBOBCO Calendar Swap
CAL21 (¥) Macquarie USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/21 (29) 9 (20)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (8) (8)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (21) (21)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (29) (29)
EUROBOBCO Calendar Swap
CAL21 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (2) (2)
European Refined Margin Calendar
Swap 4Q20 (¥) Citibank USD 9
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 15 15
European Refined Margin Calendar
Swap CAL20 (¥) BNP Paribas USD 16
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (86) (86)
European Refined Margin Calendar
Swap CAL20 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (3) (3)
European Refined Margin Calendar
Swap CAL20 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (3) (3)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 341
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
European Refined Margin Calendar
Swap CAL20 (¥) Goldman Sachs USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (24) (24)
European Refined Margin Calendar
Swap CAL20 (¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (20) (20)
European Refined Margin Calendar
Swap CAL20 (¥) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 8 8
European Refined Margin Calendar
Swap CAL20 (¥) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
08/31/20 — 5 5
European Refined Margin Calendar
Swap CAL20 (¥) Macquarie USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (28) (28)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (30) (30)
European Refined Margin Calendar
Swap CAL20 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (2) (2)
European Refined Margin Calendar
Swap CAL21 (¥) BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 (3) (2) (5)
European Refined Margin Calendar
Swap CAL21 (¥) Goldman Sachs USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
European Refined Margin Calendar
Swap CAL21 (¥) JPMorgan Chase USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 (9) (1) (10)
European Refined Margin Calendar
Swap CAL21 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
European Refined Margin Calendar
Swap CAL21 (¥) Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 4 4
European Refined Margin Calendar
Swap CAL21 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
European Refined Margin Calendar
Swap CAL21 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 1 1
Gold 100oz Futures JPMorgan Chase USD —
Total Return on Underlying
Reference Entity
(5)
11/25/20 — (17) (17)
Gold 100oz Futures JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
11/25/20 — (73) (73)
Gold 100oz Futures JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
11/25/20 — (85) (85)
Goldman Sachs CMDSKELS
Commodity Index Goldman Sachs USD 1,446
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 26 26
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (4) (4)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Citigroup USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 (2) (22) (24)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Goldman Sachs USD 7
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 49 49
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Goldman Sachs USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (8) (8)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (7) (7)
HOBR(Heating Oil/Brent) Calendar
Swap CAL21 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (7) (7)
JPMorgan GOLDLNPM Commodity
Index JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
11/27/20 — 263 263
JPMorgan JMABDEWE Commodity
Index JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
02/16/21 — (8) (8)
JPMorgan JMABFNJ2 Commodity
Index JPMorgan Chase USD 29
Total Return on Underlying
Reference Entity
(1)
12/31/20 — — —
JPMorgan JMABNIC2 Commodity
Index JPMorgan Chase USD 6
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 59 59
Kansas Wheat Commodity Calendar
Swap November 2020 (¥) Citigroup USD 70
Total Return on Underlying
Reference Entity
(5)
11/20/20 — (2) (2)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
342 Commodity Strategies Fund
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Kansas Wheat Commodity Calendar
Swap November 2020 (¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
11/20/20 — — —
KC HRW Wheat Futures BNP Paribas USD 55
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
KC HRW Wheat Futures Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
KC HRW Wheat Futures Goldman Sachs USD 68
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
KC HRW Wheat Futures Goldman Sachs USD 50
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
KC HRW Wheat Futures JPMorgan Chase USD 35
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
KC HRW Wheat Futures JPMorgan Chase USD 40
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
Light Louisiana Sweet Crude Oil
Calendar Swap CAL20 (¥) JPMorgan Chase USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
Light Louisiana Sweet Crude Oil
Calendar Swap CAL20 (¥) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
Light Louisiana Sweet Crude Oil
Calendar Swap CAL21 (¥) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
Light Louisiana Sweet Crude Oil
Calendar Swap CAL22 (¥) Macquarie USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/22 1 — 1
Light Louisiana Sweet Crude Oil
Calendar Swap CAL22 (¥) Morgan Stanley USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/22 — — —
Macquarie PIMCODB Commodity
Index (ii) Macquarie USD 2,792
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 90 90
Markit IOS Index BNP Paribas USD 282
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 455 455
Markit IOS Index JPMorgan Chase USD 4,234
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 128 128
Markit IOS Index Societe Generale USD 506
Total Return on Underlying
Reference Entity
(5)
02/16/21 — 799 799
MEHCO (Huston/Brent) Calendar
Swap CAL20 (¥) Citigroup USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 4 4
MEHCO (Huston/Brent) Calendar
Swap CAL20 (¥) JPMorgan Chase USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/20 — 4 4
MEHCO (Huston/Brent) Calendar
Swap CAL20 (¥) JPMorgan Chase USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHCO (Huston/Brent) Calendar
Swap CAL20 (¥) Macquarie USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
MEHCO (Huston/Brent) Calendar
Swap CAL21 (¥) Macquarie USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 4 4
MEHCO (Huston/Brent) Calendar
Swap CAL22 (¥) JPMorgan Chase USD 6
Total Return on Underlying
Reference Entity
(5)
12/31/22 — 1 1
MEHCO (Huston/Brent) Calendar
Swap CAL22 (¥) Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/22 — — —
MEHMIDCAL Calendar Swap
CAL20 (¥) Goldman Sachs USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (1) (1)
MEHMIDCAL Calendar Swap
CAL21 (¥) Citigroup USD 16
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (16) (16)
MEHMIDCAL Calendar Swap
CAL21 (¥) Macquarie USD 5
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
NAPHTHA Co. CAL20 BNP Paribas USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/20 — — —
NAPHTHA Co. CAL21 Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/21 — 8 8
ULSD Co. 2H20 BNP Paribas USD 2
Total Return on Underlying
Reference Entity
(5)
12/31/21 — (1) (1)
ULSD Co. 2H20 Morgan Stanley USD 4
Total Return on Underlying
Reference Entity
(5)
12/31/20 — (14) (14)

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 343
Total Return Swap Contracts
(&)
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
ULSD Co. 2H20 Morgan Stanley USD 1
Total Return on Underlying
Reference Entity
(5)
12/31/21 — — —
Wheat Commodity Calendar Swap
Aug 2020 (¥) Goldman Sachs USD 100
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
Wheat Commodity Calendar Swap
Aug 2020 (¥) Goldman Sachs USD 55
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
Wheat Commodity Calendar Swap
Aug 2020 (¥) Goldman Sachs USD 125
Total Return on Underlying
Reference Entity
(5)
11/20/20 — — —
Wheat Commodity Calendar Swap
Aug 2020 (¥) JPMorgan Chase USD 30
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
Wheat Commodity Calendar Swap
Aug 2020 (¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
Wheat Commodity Calendar Swap
Aug 2020 (¥) JPMorgan Chase USD 70
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
Wheat Commodity Calendar Swap
Aug 2020 (¥) JPMorgan Chase USD 30
Total Return on Underlying
Reference Entity
(5)
08/21/20 — — —
Wheat Commodity Calendar Swap
Nov 2020 (¥) Goldman Sachs USD 65
Total Return on Underlying
Reference Entity
(5)
11/20/20 — (2) (2)
Wheat Commodity Calendar Swap
Nov 2020 (¥) JPMorgan Chase USD 45
Total Return on Underlying
Reference Entity
(5)
11/20/20 — (1) (1)
Total Open Total Return Swap Contracts (å) (79) 2,703 2,624
(¥) Cash flows are exchanged at termination date based on the difference between notional cost and notional value of the underlying commodity. To the extent the difference between the notional cost and notional value of the underlying referenced commodity exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty.
( i )  The following table represents the individual commodity positions underlying the Cargill Custom Index swap contract:
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum, High Grade (LMC) December 2020 4.0 $ 2,105
Coffee May 2021 2.6 1,394
Copper (CMX) May 2021 7.0 3,712
Corn July 2021 5.1 2,712
Corn September 2020 3.0 1,580
Cotton December 2020 4.4 2,350
Cotton December 2020 17.0 8,992
Cotton July 2021 1.3 705
Cotton March 2021 5.2 2,751
Crude Oil/Global Spot November 2020 4.3 2,280
Crude Oil November 2020 5.0 2,659
Gas-Oil-Petroleum November 2020 1.5 788
Gold June 2021 16.7 8,851
Heating Oil November 2020 1.3 687
Lean Hogs December 2020 1.3 665
Lean Hogs December 2020 1.9 1,008
Live Cattle April 2021 3.5 1,854
Live Cattle December 2020 9.8 5,158

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
344 Commodity Strategies Fund
Natural Gas November 2020 8.6 4,546
Nickel (LME) October 2020 2.7 1,406
RBOB Unleaded Gas November 2020 1.4 732
Silver May 2021 4.9 2,614
Soybean Meal March 2021 3.2 1,668
Soybean Oil May 2021 2.5 1,327
Soybeans March 2021 5.2 2,731
Sugar May 2021 2.8 1,460
Wheat (CBOT) July 2021 2.9 1,537
Wheat (KCBT) May 2021 1.4 753
Zinc, Special High Grade (LMC) October 2020 3.3 1,738
Total Long Futures Contracts
$ 70,763
Short Futures Contracts
Corn December 2020 (3.1) $ (1,635)
Cotton December 2020 (5.2) (2,726)
Cotton March 2021 (17.2) (9,076)
Live Cattle December 2020 (8.3) (4,373)
Total Short Futures Contracts
$ (17,810)
Embedded Management Fees
(0.1) $ (65)
Total Notional Amount
$ 52,888
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
(ii)  The Macquarie PIMCODB Commodity Index seeks to provide exposure to a diversified group of commodities. The portfolio has indirect exposure to all of the underlying positions that make up the custom index.
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Aluminum September 2020 3.5 $ 98
Brent Oil January 2021 1.0 28
Cocoa December 2020 1.3 36
Cocoa September 2020 0.6 16
Coffee December 2020 2.1 58
Coffee September 2020 1.1 30
Copper December 2020 2.7 75
Copper September 2020 7.2 202
Cotton December 2020 4.9 136
Crude Oil January 2021 0.6 17
Gas Oil January 2021 1.1 32
Gold December 2020 3.9 110
Heating Oil January 2021 1.4 40
Kansas Wheat September 2020 0.7 18
Lead January 2021 0.7 18
Live Cattle October 2020 5.9 166
Natural Gas (NYMEX) September 2020 3.1 87
Nickel January 2021 2.3 64
Nickel September 2020 6.1 169

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Commodity Strategies Fund 345
Platinum October 2020 3.6 99
Silver September 2020 4.2 116
Soybean Meal December 2020 0.2 6
Soybean Meal January 2021 3.4 95
Soybeans January 2021 7.4 207
Sugar March 2021 3.6 99
Sugar October 2020 1.4 38
Unleaded Gasoline January 2021 4.8 135
Wheat December 2020 1.6 46
Wheat September 2020 0.6 18
Zinc January 2021 1.3 37
Zinc September 2020 7.8 219
Total Long Futures Contracts
$ 2,515
Cash
9.9 $ 277
Total Notional Amount
$ 2,792
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 8,505 $ —
$ —
$ 8,505
International Debt — 4,703 —
—
4,703
Mortgage-Backed Securities — 951 —
—
951
United States Government Treasuries — 238 —
—
238
Options Purchased 3 — —
—
3
Short-Term Investments — 132,285 —
95,483
227,768
Total Investments 3 146,682 — 95,483 242,168
Other Financial Instruments
Assets
Futures Contracts 5,796 — — — 5,796
Total Return Swap Contracts — 3,379 — — 3,379
Liabilities
Futures Contracts (4,678) (3) — — (4,681)
Options Written (108) — (49) — (157)
Total Return Swap Contracts — (755) — — (755)
Total Other Financial Instruments
*
$ 1,010 $ 2,621 $ (49) $ — $ 3,582
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.

Russell Investment Company
Commodity Strategies Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
346 Commodity Strategies Fund
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020 were less than 1% of net assets.

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 347
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 87.3%
Australia - 7.0%
APA Group 15,591 123
Atlas Arteria, Ltd. 72,490 343
Aurizon Holdings, Ltd. 222,614 707
AusNet Services(Æ) 73,355 94
NEXTDC, Ltd.(Æ) 12,491 102
Qube Holdings, Ltd. 201,794 395
Spark Infrastructure Group 18,040 29
Sydney Airport 293,176 1,108
Transurban Group - ADR(Æ) 746,735 7,398
10,299
Austria - 0.3%
Flughafen Wien AG(Æ) 5,770 176
Oesterreichische Post AG(Ñ) 2,041 65
Verbund AG Class A 4,281 224
465
Belgium - 0.2%
Elia System Operator SA 2,233 242
Brazil - 0.2%
Alupar Investimento SA 8,120 38
Companhia de Saneamento do Parana
SANEPAR(Æ) 12,000 70
Rumo SA(Æ) 17,000 72
Transmissora Alianca de Energia
Eletrica SA 9,361 52
232
Canada - 7.8%
Brookfield Renewable Corp. Class A 1,627 73
Brookfield Renewable Energy Partners,
LP 6,509 280
Canadian National Railway Co. 1,468 144
Canadian Pacific Railway, Ltd. 1,351 372
Emera, Inc.(Ñ) 13,730 571
Enbridge, Inc. 135,066 4,323
Gibson Energy, Inc. 11,093 183
Pembina Pipeline Corp. 68,004 1,653
TC Energy Corp.(Æ) 83,402 3,801
11,400
Chile - 0.0%
Aguas Andinas SA Class A 199,825 70
China - 2.4%
China Gas Holdings, Ltd. 232,000 695
China Merchants Port Holdings Co., Ltd. 131,809 150
China Resources Gas Group, Ltd. 48,000 236
ENN Energy Holdings, Ltd. 67,718 821
Guangdong Investment, Ltd. 255,643 413
Jiangsu Expressway Co., Ltd. Class H 850,685 913
Zhejiang Expressway Co., Ltd. Class H 414,000 308
3,536
Denmark - 0.4%
Orsted A/S Class A(Þ) 3,763 539
France - 7.6%
Aeroports de Paris 12,498 1,185
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Eiffage SA(Æ) 23,189 2,032
Engie SA(Æ) 36,868 492
Getlink SE(Æ) 172,299 2,592
Rubis SCA 16,337 772
Suez Environnement Co. 28,420 375
Veolia Environnement SA 4,284 98
Vinci SA 41,734 3,604
11,150
Germany - 0.7%
E.ON SE 57,954 680
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 5,246 205
Hamburger Hafen und Logistik AG 3,309 57
RWE AG 3,155 119
1,061
Hong Kong - 0.8%
CK Infrastructure Holdings, Ltd. 66,511 347
CLP Holdings, Ltd. 58,845 558
HKBN, Ltd. 67,000 124
Power Assets Holdings, Ltd. 18,520 103
1,132
India - 0.1%
Power Grid Corp. of India, Ltd. 45,553 109
Italy - 5.9%
ASTM SpA(Æ) 12,383 263
Atlantia SpA(Æ) 236,539 3,774
Enav SpA(Þ) 66,481 272
Enel SpA 192,690 1,764
Hera SpA 166,225 643
Infrastrutture Wireless Italiane SpA(Þ) 56,992 577
Italgas SpA 21,772 140
Snam Rete Gas SpA 25,749 137
Terna Rete Elettrica Nazionale SpA 152,419 1,137
8,707
Japan - 0.7%
East Japan Railway Co. 2,968 171
Kamigumi Co., Ltd. 7,913 145
Tokyo Gas Co., Ltd. 10,900 231
West Japan Railway Co. 12,300 530
1,077
Mexico - 2.2%
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ) 53,600 221
Grupo Aeroportuario del Centro Norte
SAB de CV - ADR(Æ) 8,187 272
Grupo Aeroportuario del Pacifico SAB de
CV Class B 19,172 127
Grupo Aeroportuario del Pacifico SAB de
CV - ADR 10,836 727
Grupo Aeroportuario del Sureste SAB de
CV Class B(Æ) 103,899 1,033
Infraestructura Energetica Nova SAB
de CV 87,700 261
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 57,617 423

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
348 Global Infrastructure Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Promotora y Operadora de
Infraestructura SAB de CV Class
L(Æ) 10,773 53
Telesites SAB de CV(Æ) 203,668 152
3,269
Netherlands - 0.2%
Koninklijke Vopak NV 6,098 333
New Zealand - 1.8%
Auckland International Airport, Ltd. 533,022 2,261
Infratil, Ltd. 18,446 59
Port of Tauranga, Ltd. 66,452 340
2,660
Philippines - 0.1%
International Container Terminal
Services, Inc. 48,114 95
Portugal - 0.3%
EDP Renovaveis SA 10,297 168
Energias de Portugal SA 35,794 181
REN - Redes Energeticas Nacionais
SGPS SA 41,341 120
469
Singapore - 0.5%
Keppel DC REIT(ö) 93,800 203
NetLink NBN Trust 569,172 397
Parkway Life Real Estate Investment
Trust(Æ)(ö) 46,917 122
722
Spain - 6.4%
Abertis Infraestructuras SA(Æ)(Š) 90,641 640
Aena SA(Þ) 31,543 4,111
Cellnex Telecom SA(Þ) 9,988 628
Enagas SA 7,431 188
Endesa SA - ADR 4,624 131
Ferrovial SA 46,525 1,142
Gas Natural SDG SA 7,188 133
Iberdrola SA 183,928 2,374
Red Electrica Corp. SA 3,104 61
9,408
Switzerland - 1.2%
Flughafen Zurich AG(Æ) 14,463 1,827
Thailand - 0.1%
Airports of Thailand PCL 85,800 142
United Kingdom - 3.1%
Biffa PLC(Þ) 38,271 103
Calisen PLC(Æ) 75,684 167
National Grid PLC 90,210 1,067
National Grid PLC - ADR(Ñ) 8,012 473
Pennon Group PLC 18,986 266
Scottish & Southern Energy PLC 49,527 847
Severn Trent PLC Class H 21,382 688
Signature Aviation PLC 295,392 914
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Utilities Group PLC 6,960 82
4,607
United States - 37.3%
Alliant Energy Corp. 34,688 1,868
Ameren Corp. 233 19
Ameresco, Inc. Class A(Æ) 2,452 68
American Electric Power Co., Inc. 17,895 1,555
American Tower Corp.(ö) 5,534 1,446
American Water Works Co., Inc. 7,074 1,042
Avista Corp. 10,519 391
Brookfield Infrastructure Partners, LP(Ñ) 316 13
CenterPoint Energy, Inc. 34,569 657
Cheniere Energy, Inc.(Æ) 29,300 1,450
Clearway Energy, Inc.(Æ) 11,124 273
CMS Energy Corp. 11,312 726
Consolidated Edison, Inc. 1,908 147
CoreSite Realty Corp. Class A(ö) 3,160 408
Crown Castle International Corp.(ö) 7,757 1,293
CyrusOne, Inc.(ö) 535 45
Digital Realty Trust, Inc.(Ñ)(ö) 5,938 953
Dominion Energy, Inc. 47,680 3,863
DTE Energy Co. 4,502 521
Duke Energy Corp. 15,506 1,314
Edison International 2,293 128
Entergy Corp. 6,668 701
Enterprise Products Partners, LP 89,285 1,571
Equinix, Inc.(Æ)(ö) 1,065 836
Essential Utilities, Inc. 1,703 77
Evergy, Inc. 18,040 1,169
Eversource Energy(Æ) 32,250 2,905
Exelon Corp. 10,457 404
FirstEnergy Corp. 17,442 506
Kansas City Southern 527 91
Kinder Morgan, Inc. 114,230 1,611
Macquarie Infrastructure Corp. 19,518 585
Magellan Midstream Partners, LP 22,293 903
NextEra Energy, Inc.(Ñ) 34,196 8,086
NiSource, Inc. 51,122 1,250
Norfolk Southern Corp. 691 133
NorthWestern Corp. 3,740 210
ONEOK, Inc. 13,555 378
Pinnacle West Capital Corp. 158 13
PNM Resources, Inc. 20,011 845
Portland General Electric Co. 15,859 700
PPL Corp. 3,069 82
Progressive Waste Solutions, Ltd. 4,459 456
Public Service Enterprise Group, Inc. 12,957 725
QTS Realty Trust, Inc. Class A(Ñ)(ö) 3,910 281
Republic Services, Inc. Class A 1,725 150
SBA Communications Corp.(ö) 9,159 2,853
Sempra Energy 6,172 768
Southern Co. (The) 19,986 1,091
UGI Corp. 22,823 761
Union Pacific Corp. 3,628 629
Waste Management, Inc. 5,317 583
WEC Energy Group, Inc.(Æ) 4,977 474
Williams Cos., Inc. (The) 119,841 2,293

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 349
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Xcel Energy, Inc. 36,452 2,517
54,817
Total Common Stocks
(cost $104,351) 128,368
Warrants and Rights - 0.0%
Spain - 0.0%
Cellnex Telecom SA(Æ)
2021 Rights 9,988 42
Total Warrants and Rights
(cost $—) 42
Short-Term Investments - 11.0%
United States - 11.0%
U.S. Cash Management Fund (@) 16,131,673 (∞) 16,130
Total Short-Term Investments
(cost $16,130) 16,130
Other Securities - 1.0%
U.S. Cash Collateral Fund (×)(@) 1,439,505 (∞) 1,440
Total Other Securities
(cost $1,440) 1,440
Total Investments - 99.3%
(identified cost $121,921) 145,980
Other Assets and Liabilities, Net
- 0.7%
956
Net Assets - 100.0%
146,936

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
350 Global Infrastructure Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
4.2%
Aena SA 02/11/15 EUR 31,543 82 .20 2,593
4,111
Biffa PLC 06/19/20 GBP 38,271 2 .61 100
103
Cellnex Telecom SA 03/20/19 EUR 9,988 27 .76 277
628
Enav SpA 06/07/17 EUR 66,481 4 .26 283
272
Infrastrutture Wireless Italiane SpA 06/18/15 EUR 56,992 4 .34 248
577
Orsted A/S 08/15/19 DKK 3,763 95 .96 361
539
6,230
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 150 EUR 4,775 09/20
(194)
MSCI Emerging Markets Index Futures 9 USD 481 09/20
18
S&P Energy Select Sector Index Futures 72 USD 2,681 09/20
(152)
S&P Utilities Select Sector Index Futures 95 USD 5,812 09/20
209
SPI 200 Index Futures 30 AUD 4,408 09/20
(49)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(168)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 187 AUD 260 08/04/20 (1)
Bank of America USD 1,424 AUD 2,079 09/16/20 61
Bank of America USD 1,022 EUR 863 08/04/20 (5)
Bank of America USD 855 EUR 760 09/16/20 41
Bank of America USD 2,556 EUR 2,280 09/16/20 132
Bank of America USD 18 GBP 14 08/04/20 —
Bank of America EUR 3 USD 4 08/04/20 —
Citigroup USD 765 AUD 1,092 09/16/20 15
Citigroup USD 1,168 EUR 1,025 09/16/20 41
JPMorgan Chase USD 102 CAD 137 08/04/20 —
JPMorgan Chase USD 73 MXN 1,613 08/03/20 (1)
Royal Bank of Canada USD 370 AUD 533 09/16/20 11
Royal Bank of Canada USD 766 AUD 1,092 09/16/20 14
Royal Bank of Canada USD 273 EUR 239 09/16/20 9
Royal Bank of Canada USD 530 EUR 470 09/16/20 24
Royal Bank of Canada USD 1,169 EUR 1,025 09/16/20 41
Royal Bank of Canada USD 2,337 EUR 2,014 09/16/20 37
Royal Bank of Canada USD 197 HKD 1,526 08/04/20 —
Royal Bank of Canada AUD 326 USD 225 09/16/20 (8)
Royal Bank of Canada EUR 181 USD 207 09/16/20 (7)
Royal Bank of Canada EUR 217 USD 245 09/16/20 (12)
Standard Chartered AUD 1,446 USD 996 09/16/20 (38)
Standard Chartered EUR 522 USD 591 09/16/20 (25)
Standard Chartered EUR 1,610 USD 1,816 09/16/20 (81)
State Street USD 1,065 AUD 1,500 09/16/20 7

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Infrastructure Fund 351
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 234 USD 264 09/16/20 (12)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
243
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 102 $ 10,197 $ —
$ —
$ 10,299
Austria — 465 —
—
465
Belgium — 242 —
—
242
Brazil 232 — —
—
232
Canada 11,400 — —
—
11,400
Chile 70 — —
—
70
China — 3,536 —
—
3,536
Denmark — 539 —
—
539
France — 11,150 —
—
11,150
Germany — 1,061 —
—
1,061
Hong Kong — 1,132 —
—
1,132
India — 109 —
—
109
Italy — 8,707 —
—
8,707
Japan — 1,077 —
—
1,077
Mexico 3,269 — —
—
3,269
Netherlands — 333 —
—
333
New Zealand — 2,660 —
—
2,660
Philippines — 95 —
—
95
Portugal — 469 —
—
469
Singapore — 722 —
—
722
Spain — 8,768 640
—
9,408
Switzerland — 1,827 —
—
1,827
Thailand — 142 —
—
142
United Kingdom 473 4,134 —
—
4,607
United States 54,817 — —
—
54,817
Warrants and Rights 42 — — — 42
Short-Term Investments — — — 16,130 16,130
Other Securities — — — 1,440 1,440
Total Investments 70,405 57,365 640 17,570 145,980
Other Financial Instruments
Assets
Futures Contracts 227 — —
—
227
Foreign Currency Exchange Contracts — 43 3 —
—
43 3
Liabilities
Futures Contracts (395) — —
—
(395)

Russell Investment Company
Global Infrastructure Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
352 Global Infrastructure Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Foreign Currency Exchange Contracts (7) (183) —
—
(1 9 0 )
Total Other Financial Instruments
*
$ (175) $ 250 $ — $ — $ 7 5
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Infrastructure Subindustry Exposure
Fair Value
$
Air Freight & Logistics ...........................................................
65
Airport Services ......................................................................
15,166
Alternative Carriers ................................................................
397
Construction & Engineering ....................................................
6,846
Diversified ..............................................................................
7,323
Electric Utilities .....................................................................
33,305
Environmental & Facilities Services .......................................
1,292
Gas Utilities ............................................................................
4,498
Healthcare ..............................................................................
122
Highways & Railtracks ...........................................................
16,707
Independent Power Producers & Energy Traders ....................
273
Industrial ................................................................................
326
Integrated Telecommunication Services ..................................
1,523
Internet Services & Infrastructure ...........................................
102
Marine Ports & Services .........................................................
1,182
Multi-Utilities .........................................................................
13,590
Oil & Gas Storage & Transportation ........................................
18,499
Railroads ................................................................................
2,849
Renewable Electricity .............................................................
878
Specialized REITs ...................................................................
836
Water Utilities .........................................................................
2,631
Short-Term Investments ..........................................................
16,130
Other Securities ......................................................................
1,440
Total Investments .................................................................... 145,980

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 353
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 96.0%
Australia - 3.4%
BGP Holdings PLC(Æ)(Š) 4,619,419 —
Charter Hall Group - ADR(ö) 430,660 3,253
Goodman Group(ö) 245,353 2,966
GPT Group (The)(ö) 876,906 2,428
Growthpoint Properties Australia, Ltd.(ö) 350,029 802
Mirvac Group(ö) 3,613,633 5,391
Scentre Group(ö) 755,677 1,100
Shopping Centres Australasia Property
Group(ö) 650,011 1,003
Stockland(ö) 428,332 975
Waypoint REIT, Ltd.(Æ)(ö) 672,163 1,214
19,132
Austria - 0.0%
CA Immobilien Anlagen AG 3,812 120
Belgium - 1.1%
Aedifica (ö) 24,559 2,845
VGP NV 6,315 875
Warehouses De Pauw CVA(ö) 74,336 2,387
6,107
Canada - 2.1%
Allied Properties Real Estate Investment
Trust(ö) 62,297 1,865
Boardwalk Real Estate Investment
Trust(ö) 61,642 1,410
Canadian Apartment Properties(ö) 86,799 3,147
Granite Real Estate Investment Trust(Ñ)
(ö) 56,438 3,283
InterRent Real Estate Investment
Trust(ö) 63,429 647
RioCan Real Estate Investment Trust(Ñ)
(ö) 139,897 1,562
11,914
China - 0.3%
China Overseas Land & Investment, Ltd. 309,000 942
China Resources Land, Ltd. 242,000 1,001
1,943
France - 1.6%
Argan SA(ö) 17,453 1,762
Covivio (ö) 18,878 1,364
Gecina SA(ö) 31,570 4,073
Klepierre SA - GDR(ö) 109,403 1,892
9,091
Germany - 6.2%
Alstria Office REIT-AG(ö) 150,309 2,252
Aroundtown SA(Æ) 59,961 362
Deutsche Wohnen SE 215,589 10,485
Instone Real Estate Group AG(Æ)(Þ) 68,934 1,774
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LEG Immobilien AG 16,374 2,285
Vonovia SE 274,069 17,809
34,967
Hong Kong - 5.9%
ESR Cayman, Ltd.(Æ)(Þ) 1,188,000 2,929
Hang Lung Properties, Ltd. - ADR 1,428,000 3,507
Link Real Estate Investment Trust(ö) 952,200 7,333
New World Development Co., Ltd. 1,924,000 9,397
Sino Land Co., Ltd. 252,000 306
Sun Hung Kai Properties, Ltd. 592,500 7,201
Swire Properties, Ltd. 1,082,200 2,502
33,175
India - 0.1%
Ascendas India Trust 308,500 317
Japan - 10.3%
Activia Properties, Inc.(ö) 1,291 4,268
Advance Residence Investment Corp.(ö) 80 259
Daibiru Corp. 133,500 1,228
Daiwa House REIT Investment Corp.(ö) 1,025 2,664
Daiwa Securities Living Investments
Corp.(ö) 2,728 2,770
Frontier Real Estate Investment Corp.(ö) 97 273
Global One Real Estate Investment
Corp.(ö) 2,484 2,257
GLP J-REIT(Æ)(ö) 1,972 3,291
Hulic REIT, Inc.(ö) 2,064 2,443
Japan Prime Realty Investment Corp.(ö) 672 1,777
Kenedix Retail REIT Corp.(ö) 960 1,672
Mitsubishi Estate Co., Ltd. 624,800 9,035
Mitsui Fudosan Co., Ltd. 459,200 7,217
Mori Trust Hotel REIT, Inc.(ö) 1,914 1,583
Mori Trust Sogo REIT, Inc.(ö) 1,282 1,501
Nippon Building Fund, Inc.(ö) 520 2,916
Nippon REIT Investment Corp.(ö) 684 2,074
Nomura Real Estate Master Fund, Inc.(ö) 2,863 3,555
Orix JREIT, Inc.(ö) 166 214
Premier Investment Corp.(ö) 87 98
Sumitomo Realty & Development Co.,
Ltd. 153,100 3,934
Tokyu Fudosan Holdings Corp. 227,000 877
United Urban Investment Corp.(ö) 1,735 1,693
XYMAX REIT Investment Corp.(ö) 536 424
58,023
Netherlands - 0.7%
Unibail - Rodamco -Westfield(Ñ)(ö) 70,908 3,722

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
354 Global Real Estate Securities Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Norway - 0.1%
Entra ASA(Þ) 65,981 932
Singapore - 3.4%
CapitaLand Mall Trust Class A(Æ)(ö) 1,530,500 2,079
CapitaLand, Ltd. 1,394,700 2,773
City Developments, Ltd. 398,900 2,347
Keppel DC REIT(ö) 1,188,000 2,577
Mapletree Industrial Trust(Æ)(ö) 2,920,200 6,986
Mapletree Logistics Trust(ö) 377,900 583
Parkway Life Real Estate Investment
Trust(Æ)(ö) 825,500 2,143
19,488
Spain - 0.5%
Arima Real Estate Socimi SA(Æ)(ö) 100,466 1,054
Inmobiliaria Colonial Socimi SA(ö) 183,499 1,570
2,624
Sweden - 2.2%
Castellum AB 209,463 4,490
Catena AB 30,937 1,272
Fabege AB 219,885 2,805
Fastighets AB Balder Class B(Æ) 94,770 3,916
12,483
Switzerland - 0.0%
PSP Swiss Property AG 1,911 214
United Kingdom - 4.9%
Assura PLC(ö) 1,605,938 1,662
Big Yellow Group PLC(ö) 98,286 1,316
British Land Co. PLC (The)(ö) 371,036 1,787
Derwent London PLC(ö) 52,838 1,998
Grainger PLC 694,966 2,654
Great Portland Estates PLC(ö) 18,656 145
LondonMetric Property PLC(ö) 562,533 1,708
PRS REIT PLC (The)(ö) 870,388 840
Safestore Holdings PLC(ö) 127,076 1,276
Segro PLC(ö) 661,518 8,427
Tritax EuroBox PLC(Þ) 595,870 703
UNITE Group PLC (The)(ö) 344,702 4,256
Urban & Civic PLC 355,022 1,092
27,864
United States - 53.2%
Agree Realty Corp.(Ñ)(ö) 116,549 7,805
Alexandria Real Estate Equities, Inc.(ö) 59,913 10,638
American Homes 4 Rent Class A(ö) 120,777 3,503
American Tower Corp.(ö) 16,681 4,360
Americold Realty Trust(ö) 77,910 3,144
Apple Hospitality REIT, Inc.(ö) 104,049 918
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Boston Properties, Inc.(ö) 26,151 2,330
Boyd Gaming Corp. 64,235 1,520
Caesars Entertainment, Inc.(Æ) 40,792 1,267
Cousins Properties, Inc.(ö) 107,983 3,317
CyrusOne , Inc.(ö) 53,578 4,469
Digital Realty Trust, Inc.(Ñ)(ö) 67,375 10,816
Duke Realty Corp.(ö) 121,240 4,873
EastGroup Properties, Inc.(ö) 39,688 5,265
Empire State Realty Trust, Inc. Class
A(ö) 21,050 139
Equinix , Inc.(Æ)(ö) 12,495 9,815
Equity LifeStyle Properties, Inc. Class
A(ö) 83,746 5,722
Equity Residential(ö) 17,031 913
Essential Properties Realty Trust, Inc.(ö) 238,503 3,840
Essex Property Trust, Inc.(ö) 53,049 11,710
Extra Space Storage, Inc.(ö) 102,693 10,612
Gaming and Leisure Properties, Inc.(ö) 109,565 3,967
Healthcare Trust of America, Inc. Class
A(ö) 139,690 3,857
Healthpeak Properties, Inc.(ö) 143,231 3,909
Highwoods Properties, Inc.(ö) 110,890 4,252
Hilton Worldwide Holdings, Inc. 27,909 2,095
Hyatt Hotels Corp. Class A(Ñ) 12,550 602
Invitation Homes, Inc.(ö) 437,726 13,053
Kilroy Realty Corp.(ö) 53,965 3,145
Kimco Realty Corp.(ö) 605,892 6,756
Life Storage, Inc.(Æ)(ö) 49,256 4,833
Medical Properties Trust, Inc.(ö) 317,972 6,401
Mid-America Apartment Communities,
Inc.(ö) 54,820 6,534
Omega Healthcare Investors, Inc.(ö) 118,616 3,841
Prologis, Inc.(ö) 370,219 39,027
Public Storage(ö) 61,194 12,231
Realty Income Corp.(ö) 115,274 6,922
Regency Centers Corp.(ö) 106,402 4,366
Rexford Industrial Realty, Inc.(ö) 99,556 4,672
Sabra Health Care REIT, Inc.(ö) 133,175 1,963
SBA Communications Corp.(ö) 9,649 3,006
Simon Property Group, LP(ö) 179,860 11,214
Sun Communities, Inc.(ö) 36,843 5,524
UDR, Inc.(ö) 273,900 9,915
Ventas, Inc.(ö) 210,043 8,057
VICI Properties, Inc.(ö) 292,465 6,349
Welltower , Inc.(ö) 325,335 17,425
300,892
Total Common Stocks
(cost $470,213) 543,008

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 355
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 2.7%
United States - 2.7%
U.S. Cash Management Fund(@) 15,203,305 (∞) 15,202
Total Short-Term Investments
(cost $15,202) 15,202
Other Securities - 3.0%
U.S. Cash Collateral Fund(x)(@)
17,002,540
(∞) 17,003
Total Other Securities
(cost $17,003) 17,003
Total Investments - 101.7%
(identified cost $502,418) 575,213
Other Assets and Liabilities, Net
- (1.7)%
(9,595)
Net Assets - 100.0%
565,618

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
356 Global Real Estate Securities Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.1%
Entra ASA 10/19/15 NOK 65,981 9 .06 598
932
ESR Cayman, Ltd. 11/12/19 HKD 1,188,000 2 .18 2,595
2,929
Instone Real Estate Group AG 03/28/19 EUR 68,934 23 .33 1,608
1,774
Tritax EuroBox PLC 07/04/18 GBP 595,870 1 .43 852
703
6,338
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Dow Jones U.S. Real Estate Index Futures 330 USD 10,626 09/20
229
FTSE/EPRA Europe Index Futures 160 EUR 3,082 09/20
(125)
Hang Seng Index Futures 8 HKD 9,823 08/20
(10)
MSCI Singapore Index Futures 33 SGD 948 08/20
(19)
S&P/TSX 60 Index Futures 4 CAD 772 09/20
32
SPI 200 Index Futures 6 AUD 882 09/20
1
TOPIX Index Futures 16 JPY 239,440 09/20
(190)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(82)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America CAD 1,553 USD 1,157 08/05/20 (2)
Bank of America EUR 903 USD 1,065 08/03/20 1
Bank of America EUR 340 USD 383 09/16/20 (18)
Bank of America EUR 676 USD 758 09/16/20 (40)
Bank of America HKD 4,777 USD 616 08/03/20 —
Bank of America HKD 3,858 USD 497 09/16/20 —
Bank of America JPY 80,720 USD 763 08/03/20 —
Bank of America JPY 1,170 USD 11 08/04/20 —
Bank of America JPY 52,385 USD 491 09/16/20 (4)
Bank of America JPY 54,522 USD 508 09/16/20 (7)
Citigroup USD 323 AUD 461 09/16/20 6
Citigroup USD 349 CAD 468 09/16/20 1
Citigroup USD 1,964 EUR 1,724 09/16/20 68
Citigroup USD 731 HKD 5,667 09/16/20 1
Citigroup USD 1,318 JPY 141,136 09/16/20 16
Citigroup USD 342 SGD 473 09/16/20 2
JPMorgan Chase USD 322 AUD 461 09/16/20 7
JPMorgan Chase USD 349 CAD 468 09/16/20 —
JPMorgan Chase USD 1,964 EUR 1,724 09/16/20 68
JPMorgan Chase USD 731 HKD 5,667 09/16/20 1
JPMorgan Chase USD 1,318 JPY 141,136 09/16/20 16
JPMorgan Chase USD 341 SGD 473 09/16/20 3
Royal Bank of Canada USD 323 AUD 461 09/16/20 6
Royal Bank of Canada USD 350 CAD 468 09/16/20 —
Royal Bank of Canada USD 680 EUR 604 09/16/20 32

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Global Real Estate Securities Fund 357
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Royal Bank of Canada USD 1,966 EUR 1,724 09/16/20 67
Royal Bank of Canada USD 207 HKD 1,608 09/16/20 —
Royal Bank of Canada USD 731 HKD 5,667 09/16/20 1
Royal Bank of Canada USD 1,318 JPY 141,136 09/16/20 16
Royal Bank of Canada USD 342 SGD 473 09/16/20 2
Royal Bank of Canada CAD 314 USD 231 09/16/20 (3)
Royal Bank of Canada CAD 352 USD 259 09/16/20 (3)
Royal Bank of Canada EUR 246 USD 277 09/16/20 (13)
Royal Bank of Canada EUR 305 USD 346 09/16/20 (14)
Royal Bank of Canada EUR 328 USD 374 09/16/20 (13)
Royal Bank of Canada HKD 4,662 USD 601 09/16/20 —
Royal Bank of Canada JPY 5,258 USD 50 08/03/20 —
Royal Bank of Canada SGD 299 USD 215 09/16/20 (3)
Royal Bank of Canada SGD 346 USD 249 09/16/20 (3)
Standard Chartered USD 319 EUR 283 09/16/20 15
State Street AUD 487 USD 335 09/16/20 (14)
State Street EUR 966 USD 1,089 09/16/20 (50)
State Street JPY 78,963 USD 738 09/16/20 (8)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
134
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ — $ 19,132 $ —
$ —
$ 19,132
Austria — 120 —
—
120
Belgium — 6,107 —
—
6,107
Canada 11,914 — —
—
11,914
China — 1,943 —
—
1,943
France — 9,091 —
—
9,091
Germany — 34,967 —
—
34,967
Hong Kong — 33,175 —
—
33,175
India — 317 —
—
317
Japan — 58,023 —
—
58,023
Netherlands — 3,722 —
—
3,722
Norway — 932 —
—
932
Singapore — 19,488 —
—
19,488
Spain — 2,624 —
—
2,624
Sweden — 12,483 —
—
12,483
Switzerland — 214 —
—
214
United Kingdom — 27,864 —
—
27,864
United States 300,892 — —
—
300,892
Short-Term Investments — — — 15,202 15,202
Other Securities — — — 17,003 17,003
Total Investments 312,806 230,202 — 32,205 575,213

Russell Investment Company
Global Real Estate Securities Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
358 Global Real Estate Securities Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 262 — —
—
262
Foreign Currency Exchange Contracts 1 328 —
—
329
Liabilities
Futures Contracts (344) — —
—
(344)
Foreign Currency Exchange Contracts (2) (193) —
—
(195)
Total Other Financial Instruments
*
$ (83) $ 135 $ — $ — $ 52
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Property Sector Exposure
Fair Value
$
Diversified ..............................................................................
169,541
Healthcare ..............................................................................
49,258
Industrial ................................................................................
87,325
Lodging/Resorts ......................................................................
6,464
Office ......................................................................................
43,497
Office Mixed ...........................................................................
317
Residential ..............................................................................
105,560
Retail ......................................................................................
50,777
Self Storage .............................................................................
30,269
Short-Term Investments ..........................................................
15,202
Other Securities ......................................................................
17,003
Total Investments .................................................................... 575,213

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 359
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 40.1%
Corporate Bonds and Notes - 9.4%
Air Transport Services Group, Inc.
1.125% due 10/15/24
564
565
Allegheny Technologies, Inc.
4.750% due 07/01/22
178
183
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22 (Ñ)
534
462
American International Group, Inc.
8.175% due 05/15/58 (Ê)
415
573
Series A-9
5.750% due 04/01/48 (Ê)
183
201
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22
1,027
907
Apollo Management Holdings, LP
4.950% due 01/14/50 (Ê)(Þ)
122
113
Arbor Realty Trust, Inc.
4.750% due 11/01/22
1,535
1,430
Ares Capital Corp.
4.625% due 03/01/24
843
859
Assurant, Inc.
7.000% due 03/27/48 (Ê)
260
272
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22
1,419
1,447
1.875% due 06/01/24
45
49
Avaya Holdings Corp.
2.250% due 06/15/23
742
634
AXIS Specialty Finance LLC
4.900% due 01/15/40 (Ê)
300
281
Bank of America Corp.
Series AA
6.100% due 12/31/49 (Ê)(ƒ)
509
559
Series FF
5.875% due 12/31/99 (Ê)(ƒ)
416
443
Series X
6.250% due 09/29/49 (Ê)(ƒ)
473
514
Series Z
6.500% due 12/31/49 (Ê)(ƒ)
393
440
Bank of New York Mellon Corp. (The)
Series G
4.700% due 12/31/99 (Ê)(ƒ)
233
252
Benefitfocus, Inc.
1.250% due 12/15/23
615
475
Boingo Wireless, Inc.
1.000% due 10/01/23
946
847
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47
363
360
CalAmp Corp.
2.000% due 08/01/25
391
315
Charles Schwab Corp. (The)
Series G
5.375% due 12/31/99 (Ê)(ƒ)
713
781
Chefs' Warehouse Holdings, Inc.
1.875% due 12/01/24 (Þ)
644
415
Citigroup, Inc.
5.950% due 07/31/49 (Ê)(ƒ)
143
149
5.900% due 12/29/49 (Ê)(ƒ)
280
294
Series P
5.950% due 12/31/49 (Ê)(ƒ)
305
326
Series Q
5.950% due 12/31/49 (Ê)(ƒ)
166
163
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series T
6.250% due 12/29/49 (Ê)(ƒ)
560
620
Citizens Financial Group, Inc.
Series F
5.650% due 12/31/99 (Ê)(ƒ)
159
169
CMS Energy Corp.
4.750% due 06/01/50 (Ê)
395
422
CoBank ACB
Series I
6.250% due 12/29/49 (Ê)(ƒ)
330
337
Comerica, Inc.
5.625% due 12/31/99 (Ê)(ƒ)
216
231
Dermira, Inc.
3.000% due 05/15/22
271
278
Discover Financial Services
Series D
6.125% due 12/31/99 (Ê)(ƒ)
80
85
DISH Network Corp.
2.375% due 03/15/24
1,347
1,235
Series NCD
3.375% due 08/15/26
478
440
Dominion Energy, Inc.
Series B
4.650% due 12/31/99 (Ê)(ƒ)
130
132
Dresdner Funding Trust I
8.151% due 06/30/31 (Þ)
300
420
Duke Energy Corp.
4.875% due 12/31/99 (Ê)(ƒ)
155
160
Dycom Industries, Inc.
0.750% due 09/15/21
1,351
1,314
Energy Transfer Operating, LP
Series G
7.125% due 12/31/99 (Ê)(ƒ)
82
68
Evolent Health, Inc.
2.000% due 12/01/21
861
812
Exantas Capital Corp.
4.500% due 08/15/22
525
411
EZCorp, Inc.
2.375% due 05/01/25
954
726
Fifth Third Bancorp
Series L
4.500% due 12/31/99 (Ê)(ƒ)
125
127
FireEye, Inc.
Series B
1.625% due 06/01/35
1,402
1,346
Flexion Therapeutics, Inc.
3.375% due 05/01/24
850
717
Fortive Corp.
0.875% due 02/15/22 (Þ)
1,553
1,545
GC EOS Buyer, Inc.
9.250% due 08/01/25 (Þ)
130
124
General Electric Co.
Series D
5.000% due 12/29/49 (Ê)(ƒ)
205
162
Golar LNG, Ltd.
2.750% due 02/15/22
364
297
Goldman Sachs BDC, Inc.
4.500% due 04/01/22
427
427
Goldman Sachs Group, Inc. (The)
Series Q
5.500% due 12/31/99 (Ê)(ƒ)(Ñ)
250
268
Granite Point Mortgage Trust, Inc.
5.625% due 12/01/22 (Þ)
679
536

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
360 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Green Plains, Inc.
4.125% due 09/01/22
679
600
Greenbrier Cos., Inc.
2.875% due 02/01/24
1,693
1,505
Guess?, Inc.
2.000% due 04/15/24 (Þ)
1,095
745
HCI Group, Inc.
4.250% due 03/01/37
424
416
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22
798
727
Herbalife Nutrition, Ltd.
2.625% due 03/15/24
1,302
1,368
Hercules Capital, Inc.
4.375% due 02/01/22
1,019
1,002
High Ridge Brands Co.
8.875% due 03/15/25 (Ø)(Þ)
1,640
49
Hope Bancorp, Inc.
2.000% due 05/15/38
1,237
990
HSBC Capital Funding, LP
10.176% due 12/29/49 (Ê)(ƒ)(Þ)
325
518
Huntington Bancshares, Inc.
Series F
5.625% due 12/31/99 (Ê)(ƒ)
75
83
Insmed, Inc.
1.750% due 01/15/25
316
305
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23
1,059
831
Invacare Corp.
5.000% due 11/15/24
350
303
j2 Global, Inc.
1.750% due 11/01/26 (Þ)
261
198
Jazz Investments I, Ltd.
1.875% due 08/15/21
468
460
JPMorgan Chase & Co.
Series FF
5.000% due 12/31/99 (Ê)(ƒ)
308
310
Series S
6.750% due 01/29/49 (Ê)(ƒ)
444
492
Series X
6.100% due 12/31/49 (Ê)(ƒ)
550
579
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23
854
838
Land O'Lakes, Inc.
Series 144a
7.250% due 12/31/99 (ƒ)(Þ)
185
170
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23
1,725
1,571
Live Nation Entertainment, Inc.
2.000% due 02/15/25
1,049
907
Macquarie Infrastructure Corp.
2.000% due 10/01/23
1,306
1,175
Markel Corp.
6.000% due 12/31/99 (Ê)(ƒ)
175
184
MetLife Capital Trust IV
7.875% due 12/15/37 (Þ)
700
945
MetLife, Inc.
9.250% due 04/08/38 (Þ)
425
631
10.750% due 08/01/39
396
650
Series D
5.875% due 12/31/99 (Ê)(ƒ)
143
157
Momo, Inc.
1.250% due 07/01/25
742
597
Morgan Stanley
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series J
4.085% due 12/31/49 (Ê)(ƒ)
96
93
New Mountain Finance Corp.
5.750% due 08/15/23
801
792
New Relic, Inc.
0.500% due 05/01/23
901
898
New York Mortgage Trust, Inc.
6.250% due 01/15/22 (Ñ)
191
170
Newpark Resources, Inc.
4.000% due 12/01/21
270
237
NextEra Energy Capital Holdings, Inc.
5.650% due 05/01/79 (Ê)
260
295
Nutanix, Inc.
4.898% due 01/15/23 (Þ)
783
721
Oil States International, Inc.
1.500% due 02/15/23
713
355
One Call Corp.
Series 144a
7.500% due 07/01/24 (Þ)
8,480
7,631
Patrick Industries, Inc.
1.000% due 02/01/23
1,017
1,022
PDC Energy, Inc.
1.125% due 09/15/21
715
679
Pluralsight, Inc.
0.375% due 03/01/24 (Þ)
845
780
Prudential Financial, Inc.
5.625% due 06/15/43 (Ê)
591
640
Series XW7
5.200% due 03/15/44 (Ê)
300
317
Pure Storage, Inc.
0.125% due 04/15/23
365
365
Quotient Technology, Inc.
1.750% due 12/01/22
395
366
Radius Health, Inc.
3.000% due 09/01/24
463
347
Rambus, Inc.
1.375% due 02/01/23
196
207
Regions Financial Corp.
Series D
5.750% due 12/31/99 (Ê)(ƒ)
90
96
Retrophin, Inc.
2.500% due 09/15/25
1,042
882
RWT Holdings, Inc.
5.750% due 10/01/25
797
664
SBL Holdings LLC
7.000% due 12/31/99 (Ê)(ƒ)(Þ)
140
117
SEACOR Holdings, Inc.
2.500% due 12/15/27
168
148
3.000% due 11/15/28
124
122
Sempra Energy
4.875% due 12/31/99 (Ê)(ƒ)
595
616
Ship Finance International, Ltd.
5.750% due 10/15/21
827
738
Starwood Property Trust, Inc.
4.375% due 04/01/23
210
202
SunPower Corp.
4.000% due 01/15/23
994
867
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23
1,518
1,369
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26
1,172
1,143
Truist Financial Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 361
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series M
5.125% due 12/31/99 (Ê)(ƒ)
305
302
Series N
4.800% due 12/31/99 (Ê)(ƒ)
341
344
Series P
4.950% due 12/31/99 (Ê)(ƒ)
452
483
Series Q
5.100% due 12/31/99 (Ê)(ƒ)
590
640
Turning Point Brands, Inc.
2.500% due 07/15/24
1,162
1,062
Twitter, Inc.
1.000% due 09/15/21
1,484
1,462
Two Harbors Investment Corp.
6.250% due 01/15/22
379
375
Veeco Instruments, Inc.
2.700% due 01/15/23
828
754
Vishay Intertechnology, Inc.
2.250% due 06/15/25
600
575
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ)
1,140
1,156
Voya Financial, Inc.
5.650% due 05/15/53 (Ê)
300
312
Wells Fargo & Co.
5.950% due 12/15/36
455
578
Series B
7.950% due 11/15/29
114
152
Series U
5.875% due 12/31/49 (Ê)(ƒ)
251
272
Western Digital Corp.
1.500% due 02/01/24 (Þ)
1,377
1,330
WisdomTree Investments, Inc.
4.250% due 06/15/23
435
421
Zillow Group, Inc.
1.500% due 07/01/23
417
478
80,599
International Debt - 4.4%
Albea Beauty Holdings SA Term Loan
B2
4.000% due 04/12/24 (Ê)
117
110
ams AG
0.875% due 09/28/22
1,200
1,055
Aphria, Inc.
5.250% due 06/01/24
1,202
962
Aristocrat Leisure, Ltd. Incremental
Term Loan B
4.750% due 10/19/24 (Ê)
60
60
AXA SA
8.600% due 12/15/30
190
283
6.379% due 12/29/49 (Ê)(ƒ)(Þ)
400
531
Banco Bilbao Vizcaya Argentaria SA
Series 9
6.500% due 12/31/99 (Ê)(ƒ)
200
190
Bank of China (Hong Kong), Ltd.
5.900% due 12/31/99 (Ê)(ƒ)(Þ)
800
855
Bank of Nova Scotia (The)
4.900% due 12/31/99 (Ê)(ƒ)
285
293
Barclays PLC
7.875% due 12/31/49 (Ê)(ƒ)
400
410
BHP Billiton Finance USA, Ltd.
6.750% due 10/19/75 (Ê)(Þ)
650
768
BNP Paribas SA
7.625% due 12/29/49 (Ê)(ƒ)(Þ)
200
205
7.195% due 12/31/49 (Ê)(ƒ)(Þ)
300
326
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 144a
7.375% due 12/31/49 (Ê)(ƒ)(Þ)
500
556
BP Capital Markets PLC
4.375% due 12/31/99 (Ê)(ƒ)
220
230
4.875% due 12/31/99 (Ê)(ƒ)
1,194
1,280
Credit Agricole SA
7.875% due 12/29/49 (Ê)(ƒ)(Þ)
200
219
8.125% due 12/29/49 (Ê)(ƒ)(Þ)
600
699
Credit Suisse Group AG
7.125% due 12/29/49 (Ê)(ƒ)
200
208
6.375% due 12/31/99 (Ê)(ƒ)(Þ)
300
316
7.250% due 12/31/99 (Ê)(ƒ)(Þ)
200
213
Series 144a
7.500% due 12/31/99 (Ê)(ƒ)(Þ)
600
633
Dai-ichi Life Insurance Co., Ltd. (The)
5.100% due 10/29/49 (Ê)(ƒ)(Þ)
300
337
4.000% due 12/29/49 (Ê)(ƒ)(Þ)
200
217
7.250% due 12/29/49 (Ê)(ƒ)(Þ)
450
474
DNB Bank ASA
6.500% due 12/29/49 (Ê)(ƒ)
200
206
Electricite de France SA
5.625% due 12/29/49 (Ê)(ƒ)(Þ)
100
106
Emera, Inc.
Series 16-A
6.750% due 06/15/76 (Ê)
844
938
Enbridge, Inc.
6.250% due 03/01/78 (Ê)
376
372
Series 16-A
6.000% due 01/15/77 (Ê)
477
471
Series 20-A
5.750% due 07/15/80 (Ê)
320
326
Enel SpA
8.750% due 09/24/73 (Ê)(Þ)
450
522
Formula One Management, Ltd. Term
Loan B
3.500% due 02/01/24 (Ê)
850
819
Froneri, Ltd. Term Loan
2.411% due 01/31/27 (Ê)
150
144
Fukoku Mutual Life Insurance Co.
6.500% due 09/29/49 (Ê)(ƒ)
450
510
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (Ê)
395
392
Ghana Government International Bond
Series REGS
7.875% due 08/07/23
25
26
Hanwha Life Insurance Co., Ltd.
4.700% due 04/23/48 (Ê)(Þ)
200
205
HSBC Holdings PLC
6.375% due 12/29/49 (Ê)(ƒ)
200
201
6.875% due 12/29/49 (Ê)(ƒ)
200
204
6.500% due 12/31/99 (Ê)(ƒ)
200
202
ING Groep NV
5.750% due 12/31/99 (Ê)(ƒ)
200
205
Jazz Investments I, Ltd.
1.500% due 08/15/24
276
260
Kazakhstan Government International
Bond
Series REGS
3.875% due 10/14/24
140
153
La Mondiale SAM
5.875% due 01/26/47 (Ê)
200
219
LCM XVIII, LP

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
362 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-18A Class ER
7.085% due 04/20/31 (Ê)(Þ)
500
402
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ)
63
54
2.000% due 07/15/24
663
566
Lloyds Banking Group PLC
7.500% due 04/30/49 (Ê)(ƒ)
400
422
Mallinckrodt International Finance SA
1st Lien Term Loan B
3.500% due 09/24/24 (Ê)
459
383
Mallinckrodt International Finance SA
Term Loan B
0.000% due 02/24/25 (~)(Ê)(v)
39
33
Marble Point CLO XII, Ltd.
Series 2018-1A Class E
7.176% due 07/16/31 (Ê)(Þ)
700
529
Marriott Vacations Worldwide Corp.
1.500% due 09/15/22
1,271
1,203
Meiji Yasuda Life Insurance Co.
5.200% due 10/20/45 (Ê)(Þ)
200
228
Mitsui Sumitomo Insurance Co., Ltd.
7.000% due 03/15/72 (Ê)(Þ)
100
108
4.950% due 12/31/99 (Ê)(ƒ)(Þ)
400
472
Nippon Life Insurance Co.
5.000% due 10/18/42 (Ê)(Þ)
205
219
5.100% due 10/16/44 (Ê)(Þ)
300
339
4.700% due 01/20/46 (Ê)(Þ)
300
341
3.400% due 01/23/50 (Ê)(Þ)
200
213
Panther BF Aggregator, LP Term Loan B
3.667% due 04/30/26 (Ê)
276
270
Phoenix Group Holdings PLC
5.625% due 12/31/99 (Ê)(ƒ)
200
196
Pretium Resources, Inc.
2.250% due 03/15/22
975
956
QBE Insurance Group, Ltd.
6.750% due 12/02/44 (Ê)
300
332
5.875% due 06/17/46 (Ê)
406
434
5.875% due 12/31/99 (Ê)(ƒ)(Þ)
200
210
Royal Bank of Scotland Group PLC
8.000% due 12/29/49 (Ê)(ƒ)
200
226
8.625% due 12/29/49 (Ê)(ƒ)
200
209
7.648% due 12/31/49 (Ê)(ƒ)
370
552
Societe Generale SA
7.375% due 12/29/49 (Ê)(ƒ)(Þ)
200
204
7.875% due 12/29/49 (Ê)(ƒ)(Þ)
200
213
6.750% due 12/31/99 (Ê)(ƒ)(Þ)
200
201
Solvay Acetow Gmbh Term Loan
6.500% due 05/31/23 (Ê)
354
312
Sompo Japan Insurance, Inc.
5.325% due 03/28/73 (Ê)(Þ)
200
217
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.219% due 04/15/29 (Ê)(Þ)
500
312
Sound Point CLO XIX, Ltd.
Series 2018-1A Class E
6.869% due 04/15/31 (Ê)(Þ)
700
502
Standard Chartered PLC
7.500% due 12/29/49 (Ê)(ƒ)(Þ)
200
207
7.750% due 12/29/49 (Ê)(ƒ)(Þ)
200
211
Starfruit Finco BV 1st Lien Term Loan B
3.178% due 10/01/25 (Ê)
137
132
Steele Creek CLO, Ltd.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-1A Class E
6.969% due 04/15/31 (Ê)(Þ)
1,125
746
Sumitomo Life Insurance Co.
6.500% due 09/20/73 (Ê)(Þ)
200
227
Svenska Handelsbanken AB
6.250% due 12/31/99 (Ê)(ƒ)
200
214
Swiss Re Finance (Luxembourg) SA
5.000% due 04/02/49 (Ê)(Þ)
400
451
Trader Corporation Term Loan B
4.000% due 09/28/23 (Ê)
669
642
TransCanada Trust
5.500% due 09/15/79 (Ê)
605
632
Series 16-A
5.875% due 08/15/76 (Ê)
938
1,009
Transocean, Inc.
0.500% due 01/30/23
482
183
Trinitas CLO VIII, Ltd.
Series 2018-8A Class E
7.035% due 07/20/31 (Ê)(Þ)
250
193
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.119% due 04/15/32 (Ê)(Þ)
550
481
UBS Group Funding Switzerland AG
6.875% due 12/29/49 (Ê)(ƒ)
200
215
7.125% due 12/29/49 (Ê)(ƒ)
200
206
7.000% due 12/31/99 (Ê)(ƒ)(Þ)
400
424
UPC Financing Partnership Term Loan
B
2.425% due 05/12/28 (Ê)
600
582
VIVAT NV
6.250% due 12/31/99 (Ê)(ƒ)
400
400
Vodafone Group PLC
7.000% due 04/04/79 (Ê)
460
553
Weibo Corp.
1.250% due 11/15/22
971
919
Zais CLO 11, Ltd.
Series 2018-11A Class E
7.895% due 01/20/32 (Ê)(Þ)
750
306
Ziggo Secured Finance BV Term Loan I
2.675% due 04/30/28 (Ê)
300
288
37,990
Loan Agreements - 5.2%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
4.500% due 09/29/24 (Ê)
663
645
Advanced Integration Technology, LP
1st Lien Term Loan B1
5.750% due 04/03/23 (Ê)
420
336
AgroFresh, Inc. Term Loan B
6.245% due 12/16/24 (Ê)
496
482
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
0.000% due 04/28/22 (~)(Ê)(v)
412
407
Air Methods Corp. Term Loan B
4.500% due 04/13/24 (Ê)
496
395
Almonde, Inc. 1st Lien Term Loan B
4.500% due 06/13/24 (Ê)
283
262
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.661% due 08/15/24 (Ê)
552
529
Alterra Mountain Comp. Term Loan B
5.500% due 08/01/26 (Ê)
190
188
Alvogen Group, Inc. Extended Term
Loan

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 363
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.320% due 12/31/23 (Ê)
703
669
American Airlines, Inc. Term Loan
1.916% due 10/10/21 (Ê)
285
197
Anastasia Parent LLC 1st Lien Term
Loan B
4.058% due 08/10/25 (Ê)
590
238
AP Exhaust Acquisition LLC Term Loan
A1
6.000% due 05/10/25 (Ê)(Ø)(Š)
289
179
AP Exhaust Acquisition LLC Term
Loan B
6.000% due 05/10/24 (Ê)(Ø)
259
14
6.721% due 05/10/24 (Ê)(Ø)
259
14
AP Gaming I LLC 1st Lien Term Loan B
4.500% due 02/15/24 (Ê)
544
472
14.000% due 02/15/24 (Ê)
50
49
AppLovin Corp. 1st Lien Term Loan B
3.661% due 08/15/25 (Ê)
279
276
AppLovin Corp. Incremental Term Loan
B
4.161% due 08/15/25 (Ê)
120
118
APRO LLC Term Loan B
5.000% due 11/14/26 (Ê)
199
198
Aretec Group, Inc. 1st Lien Term Loan
4.411% due 10/01/25 (Ê)
296
271
AssuredPartners, Inc. Term Loan B
3.661% due 02/13/27 (Ê)
469
455
Avis Budget Car Rental LLC Term Loan
B
0.000% due 08/06/27 (~)(Ê)(v)
300
271
Banijay Group US Holding, Inc. Term
Loan
0.000% due 03/04/25 (~)(Ê)(v)
140
135
Big Ass Fans LLC Repricing Term Loan
4.750% due 05/21/24 (Ê)
323
284
BI-LO, LLC Term Loan B
9.000% due 05/31/24 (Ê)
288
287
Boxer Parent Co., Inc. 1st Lien Term
Loan B
4.411% due 10/02/25 (Ê)
478
460
BroadStreet Partners, Inc. Term Loan B
3.411% due 01/21/27 (Ê)
117
114
Brookfield WEC Holdings, Inc. Term
Loan
3.750% due 08/01/25 (Ê)
495
484
Caesars Resort Collection LLC Term
Loan
4.687% due 06/19/25 (Ê)
279
268
4.772% due 06/19/25 (Ê)
139
134
Cambium Learning Group, Inc. Term
Loan
4.808% due 12/18/25 (Ê)
274
262
Cardtronics USA, Inc. Term Loan B
5.000% due 06/29/27 (Ê)
190
189
Carestream Health, Inc. Extended Term
Loan
7.822% due 05/05/23 (Ê)
569
539
Castle US Holding Corp. Term Loan B
4.058% due 01/23/27 (Ê)
486
457
CenturyLink, Inc. Term Loan B
2.411% due 03/15/27 (Ê)
275
264
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (Ê)
396
387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Charming Charlie, Inc. Converted Term
Loan A
0.000% due 04/24/23 (~)(Ê)(Š)(v)
109
—
Charming Charlie, Inc. Converted Term
Loan B
0.000% due 04/24/23 (~)(Ê)(Š)(v)
138
—
Charming Charlie, Inc. Delayed Draw
Term Loan
0.000% due 05/28/22 (~)(Ê)(Š)(v)
25
12
Charter Communications Operating LLC
Term Loan B2
1.920% due 02/01/27 (Ê)
497
485
Cornerstone OnDemand, Inc. Term
Loan B
4.426% due 04/22/27 (Ê)
296
293
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
5.250% due 12/01/21 (Ê)
515
486
Cvent, Inc. 1st Lien Term Loan B
3.911% due 11/29/23 (Ê)
144
122
Deliver Buyer, Inc. Term Loan B
7.250% due 05/01/24 (Ê)
110
108
Delta Air Lines, Inc. Term Loan
5.750% due 04/29/23 (Ê)
470
462
Douglas Dynamics, Inc. Term Loan B
4.750% due 06/08/26 (Ê)
130
129
EagleView Technology Corp. 1st Lien
Term Loan B1
3.863% due 08/14/25 (Ê)
493
468
ECI Macola/Max Holding LLC 1st Lien
Term Loan B
5.250% due 09/29/24 (Ê)
139
137
ECI Macola/Max Holding LLC 2nd Lien
Term Loan
9.000% due 09/29/25 (Ê)
183
151
Ellie Mae, Inc. Term Loan
4.058% due 04/17/26 (Ê)
251
247
EnergySolutions LLC 1st Lien Term
Loan B
4.750% due 05/11/25 (Ê)
735
677
Ensemble RCM LLC Term Loan
4.011% due 08/01/26 (Ê)
496
492
Envision Healthcare Corp. 1st Lien Term
Loan B
3.911% due 10/10/25 (Ê)
443
291
Epicor Software Corp. Term Loan
0.000% due 07/29/27 (~)(Ê)(v)
124
124
Eyecare Partners LLC Delayed Draw
Term Loan
3.750% due 02/20/27 (Ê)(
ƕ
)
15
14
Eyecare Partners LLC Term Loan
4.822% due 02/20/27 (Ê)
65
59
Fort Dearborn Company 1st Lien Term
Loan
5.000% due 10/19/23 (Ê)
6
6
5.195% due 10/19/23 (Ê)
347
329
Genesee & Wyoming, Inc. New Term
Loan
2.308% due 12/30/26 (Ê)
499
489
Getty Images, Inc. 1st Lien Term Loan
4.688% due 02/19/26 (Ê)
485
437
Graham Packaging Co., Inc. Term Loan
0.000% due 08/06/27 (~)(Ê)(v)
136
136
Greenway Health LLC 1st Lien Term
Loan
0.000% due 02/16/24 (~)(Ê)(v)
86
69

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
364 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Gruden Holdings, Inc. 1st Lien Term
Loan
6.500% due 08/18/22 (Ê)
312
293
GTT Communications, Inc. 1st Lien
Term Loan B
2.910% due 05/31/25 (Ê)
567
420
Guidehouse LLP 1st Lien Term Loan
4.667% due 05/01/25 (Ê)
429
423
Helios Software Holdings, Inc. Term
Loan
5.322% due 10/24/25 (Ê)
274
268
Hertz Global Holdings, Inc. Term Loan
B
3.500% due 06/30/23 (~)(Ê)(Ø)
570
540
HGIM Corp. 1st Lien Term Loan
7.713% due 07/02/23 (Ê)
711
335
HUB International, Ltd. 1st Lien Term
Loan
3.219% due 04/25/25 (Ê)
2
2
3.264% due 04/25/25 (Ê)
804
780
Information Resources, Inc. 1st Lien
Term Loan
4.613% due 10/02/24 (Ê)
97
94
Ingersoll-Rand PLC Term Loan B
1.911% due 02/28/27 (Ê)
249
239
ION Trading Technologies Sarl 1st Lien
Term Loan B
5.072% due 11/21/24 (Ê)
788
764
Jane Street Group LLC Term Loan
3.161% due 01/07/25 (Ê)
299
295
Kenan Advantage Group, Inc. Term
Loan
0.000% due 07/31/22 (~)(Ê)(v)
140
129
Kestra Advisory Services LLC Term
Loan
4.420% due 06/04/26 (Ê)
248
241
LifeScan Global Corp. 1st Lien Term
Loan
7.175% due 10/01/24 (Ê)
448
407
Limetree Bay Terminals LLC Term
Loan B
5.000% due 02/15/24 (Ê)
241
221
Mavis Tire Express Services Corp. 1st
Lien Term Loan
3.558% due 03/20/25 (Ê)
285
262
Men's Warehouse, Inc. Term Loan B
0.000% due 04/09/25 (~)(Ê)(v)
348
68
MH Sub I LLC 1st Lien Term Loan
4.572% due 09/15/24 (Ê)
1,063
1,031
MH Sub I LLC Incremental Term Loan
4.750% due 09/15/24 (Ê)
130
129
Midas Intermediate Holdco II LLC Term
Loan B
3.750% due 08/18/21 (Ê)
495
432
Midwest Physician Administrative
Services LLC 2nd Lien Term Loan
7.750% due 08/11/25 (Ê)
367
308
Mitchell International, Inc. 1st Lien
Term Loan B
3.411% due 12/01/24 (Ê)
549
522
MTN Infrastructure TopCo, Inc. Term
Loan B
5.000% due 11/17/24 (Ê)
130
128
Navistar International Corp. 1st Lien
Term Loan B
3.690% due 11/06/24 (Ê)
489
472
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Constellis Borrower LLC 2nd Lien
Term Loan
12.000% due 03/27/25 (Ê)
103
33
New Constellis Borrower LLC Term Loan
8.500% due 03/27/24 (Ê)
121
104
NFP Corp. Term Loan
3.411% due 02/13/27 (Ê)
200
191
NN, Inc. 1st Lien Term Loan
5.911% due 10/19/22 (Ê)
333
301
Patterson Co. 2nd Lien Term Loan
11.500% due 08/28/23 (~)(Ê)
619
402
Perforce Software, Inc. Term Loan B
3.911% due 07/01/26 (Ê)
124
120
PG&E Corp. 2020 Exit Term Loan B
5.500% due 06/23/25 (Ê)
281
278
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
3.411% due 05/01/25 (Ê)
332
319
Prime Security Services Borrower LLC
Term Loan B1
4.250% due 09/23/26 (Ê)
807
792
Pug LLC Term Loan
3.661% due 02/13/27 (Ê)
306
258
Quest Software US Holdings, Inc. 1st
Lien Term Loan
4.511% due 05/18/25 (Ê)
833
811
Rackspace Hosting, Inc. 1st Lien Term
Loan
4.000% due 11/03/23 (Ê)
740
723
Radiate Holdco LLC 1st Lien Term
Loan B
3.750% due 02/01/24 (Ê)
613
601
Radio One, Inc. 1st Lien Term Loan B
5.000% due 04/18/23 (Ê)
601
497
Red Ventures LLC 1st Lien Term Loan B
2.661% due 11/08/24 (Ê)
572
548
Redstone Buyer LLC Term Loan
0.000% due 06/29/27 (~)(Ê)(v)
136
135
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.911% due 11/16/25 (Ê)
620
605
Research Now Group, Inc. 1st Lien Term
Loan
6.500% due 12/20/24 (Ê)
243
229
Rocket Software, Inc. Term Loan
4.411% due 12/31/25 (Ê)
216
206
RPI Intermediate Finance Trust Term
Loan B1
1.911% due 02/11/27 (Ê)
315
311
Ryan Specialty Group LLC Term Loan B
0.000% due 06/29/27 (~)(Ê)(v)
268
266
S2P Acquisition Borrower, Inc. Term
Loan
5.072% due 08/14/26 (Ê)
397
387
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
3.411% due 12/31/25 (Ê)
417
397
SMG US Midco 2, Inc. Term Loan B
2.661% due 01/23/25 (Ê)
93
79
2.761% due 01/23/25 (Ê)
224
189
SonicWALL US Holdings, Inc. 1st Lien
Term Loan
3.877% due 05/16/25 (Ê)
138
131
SP PF Buyer LLC 1st Lien Term Loan
0.000% due 12/21/25 (~)(Ê)(v)
69
59

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 365
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Stats Intermediate Holding LLC Term
Loan
5.428% due 07/10/26 (Ê)
481
454
SuperMoose Borrower LLC 1st Lien
Term Loan
3.911% due 08/29/25 (Ê)
657
575
Surf Holdings, LLC USD Term Loan
3.827% due 03/05/27 (Ê)
322
312
Terrier Media Buyer, Inc. Term Loan B
4.411% due 12/17/26 (Ê)
953
926
TIBCO Software, Inc. Term Loan B
3.920% due 07/03/26 (Ê)
250
240
Tosca Services LLC Term Loan B
0.000% due 07/28/27 (~)(Ê)(v)
137
137
Trans Union LLC Term Loan B5
1.911% due 11/13/26 (Ê)
350
341
TransDigm Group, Inc. Term Loan F
2.411% due 12/09/25 (Ê)
410
383
Twin River Worldwide Holdings, Inc.
Incremental Term Loan B1
9.000% due 05/11/26 (Ê)
60
63
Uber Technologies, Inc. 1st Lien Term
Loan
5.000% due 04/04/25 (Ê)
511
503
UFC Holdings LLC Incremental Term
Loan
4.250% due 04/29/26 (Ê)
200
196
United Natural Foods, Inc. Term Loan
4.411% due 10/22/25 (Ê)
543
527
Univision Communications, Inc. Term
Loan B
4.750% due 03/15/26 (Ê)
269
259
Upstream Newco, Inc. Term Loan
4.661% due 10/24/26 (Ê)
145
135
US Anesthesia Partners, Inc. Term Loan
4.000% due 06/23/24 (Ê)
139
129
USI, Inc. Term Loan B
3.308% due 05/16/24 (Ê)
288
278
VeriFone Systems, Inc. 1st Lien Term
Loan
4.377% due 08/20/25 (Ê)
236
208
Vero Parent, Inc. Term Loan B
7.000% due 08/16/24 (Ê)
246
239
Vertafore, Inc. 1st Lien Term Loan B
3.411% due 07/02/25 (Ê)
739
701
Vertical Inc. Term Loan B
0.000% due 07/01/27 (~)(Ê)(v)
130
128
Virgin Media Secured Finance PLC
Term Loan
2.675% due 01/31/28 (Ê)
285
276
VS Buyer LLC Term Loan B
3.417% due 03/02/27 (Ê)
150
146
Whatabrands LLC Term Loan B
2.916% due 08/03/26 (Ê)
123
118
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
2.920% due 05/18/25 (Ê)
873
688
William Morris Endeavor Entertainment
LLC Term Loan B2
9.500% due 05/18/25 (Ê)
60
58
WP CityMD Bidco LLC Term Loan B
5.500% due 08/13/26 (Ê)
249
247
5.572% due 08/13/26 (Ê)
249
247
Yak Access LLC 1st Lien Term Loan B
5.308% due 07/11/25 (Ê)
135
110
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Zayo Group Holdings, Inc. Term Loan
3.161% due 03/09/27 (Ê)
788
764
44,315
Mortgage-Backed Securities - 17.3%
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22
1,212
1,157
Fannie Mae
4.500% due 2049
43
46
5.000% due 2049
85
95
30 Year TBA(Ï)
2.500%
2,000
1,998
3.500%
52,000
54,824
Fannie Mae Connecticut Avenue
Securities
Series 2016-C01 Class 2M2
7.118% due 08/25/28 (Ê)
371
385
Series 2016-C03 Class 1M2
5.468% due 10/25/28 (Ê)
115
116
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (Ê)
437
91
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40
2,087
436
Series 2010-140 Class GS
Interest Only STRIP
5.832% due 07/25/39 (Ê)
1,018
57
Series 2011-59 Class BI
Interest Only STRIP
6.000% due 08/25/40
382
6
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (Ê)
1,784
334
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (Ê)
4,331
480
Series 2012-19 Class S
Interest Only STRIP
5.782% due 03/25/42 (Ê)
3,778
716
Series 2012-36 Class SN
Interest Only STRIP
6.282% due 04/25/42 (Ê)
827
142
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40
1,490
85
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41
750
52
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (Ê)
1,326
258
Series 2012-104 Class QI
Interest Only STRIP
4.500% due 05/25/42
1,784
206
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (Ê)
1,568
348
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41
1,697
71
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42
789
30

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
366 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (Ê)
344
18
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34
1,379
308
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41
1,011
52
Series 2013-90 Class SD
Interest Only STRIP
6.432% due 09/25/43 (Ê)
975
216
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (Ê)
1,532
361
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45
880
156
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45
989
157
Series 2015-66 Class AS
Interest Only STRIP
6.082% due 09/25/45 (Ê)
2,400
492
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45
1,906
384
Series 2015-84 Class PI
Interest Only STRIP
5.500% due 08/25/33
1,921
336
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (Ê)
4,008
783
Series 2016-24 Class CI
Interest Only STRIP
4.000% due 02/25/46
965
95
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (Ê)
2,004
474
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (Ê)
3,596
715
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (Ê)
2,211
429
Series 2016-97 Class KI
Interest Only STRIP
3.000% due 06/25/40
1,615
49
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46
1,357
74
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47
1,392
110
Series 2017-7 Class JI
Interest Only STRIP
4.000% due 02/25/47
1,243
98
Series 2017-15 Class LI
Interest Only STRIP
4.000% due 06/25/46
764
32
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47
3,566
602
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47
615
42
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46
1,233
226
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47
1,714
136
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (Ê)
2,158
393
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38
786
94
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48
544
101
Series 2018-3 Class AI
Interest Only STRIP
4.500% due 12/25/47
1,907
280
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48
2,850
635
Series 2018-38 Class SP
Interest Only STRIP
6.032% due 06/25/48 (Ê)
3,687
529
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (Ê)
3,357
713
Series 2018-73 Class MS
Interest Only STRIP
6.032% due 10/25/48 (Ê)
4,700
888
Series 2018-92 Class BI
Interest Only STRIP
5.000% due 01/25/49
1,897
352
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (Ê)
1,880
388
Series 2019-1 Class KI
Interest Only STRIP
4.500% due 02/25/49
1,604
97
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49
1,523
79
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49
1,989
172
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (Ê)
3,136
451
Series 2019-28 Class S
Interest Only STRIP
5.882% due 06/25/49 (Ê)
2,312
322
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (Ê)
3,374
507
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (Ê)
2,208
319
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (Ê)
1,040
275
Fannie Mae Strips

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 367
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2009-397 Class 2
Interest Only STRIP
5.000% due 09/25/39
1,512
258
Series 2010-404 Class 2
Interest Only STRIP
4.500% due 05/25/40
1,178
177
Series 2016-422 Class C12
Interest Only STRIP
4.000% due 12/25/45
1,411
199
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39
219
9
Series 2011-3852 Class SC
Interest Only STRIP
6.465% due 04/15/40 (Ê)
1,081
138
Series 2011-3904 Class NI
Interest Only STRIP
3.500% due 08/15/26
1,212
59
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (Ê)
3,220
624
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (Ê)
1,579
185
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (Ê)
1,343
254
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (Ê)
1,256
249
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (Ê)
945
65
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (Ê)
512
68
Series 2012-4077 Class IK
Interest Only STRIP
5.000% due 07/15/42
897
151
Series 2012-4099 Class BI
Interest Only STRIP
3.500% due 06/15/39
911
37
Series 2012-4127 Class PI
Interest Only STRIP
4.500% due 07/15/42
965
114
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41
2,023
78
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (Ê)
2,609
500
Series 2013-4267 Class CS
Interest Only STRIP
5.865% due 05/15/39 (Ê)
762
28
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43
608
28
Series 2014-4386 Class IL
Interest Only STRIP
4.000% due 12/15/43
1,159
149
Series 2014-4386 Class LI
Interest Only STRIP
4.000% due 02/15/43
1,091
104
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2014-4403 Class CI
Interest Only STRIP
4.000% due 10/15/44
804
70
Series 2015-4425 Class IO
Interest Only STRIP
4.000% due 01/15/45
918
100
Series 2015-4451 Class CI
Interest Only STRIP
7.000% due 03/15/45
1,132
262
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44
989
143
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40
1,380
21
Series 2016-4550 Class AI
Interest Only STRIP
3.000% due 10/15/40
1,553
60
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê)
1,167
229
Series 2016-4560 Class PI
Interest Only STRIP
3.500% due 05/15/45
751
46
Series 2016-4568 Class MI
Interest Only STRIP
4.000% due 04/15/46
945
69
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46
716
58
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (Ê)
2,163
426
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45
895
112
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46
1,395
113
Series 2016-4629 Class GI
Interest Only STRIP
3.500% due 11/15/45
987
47
Series 2016-4635 Class PI
Interest Only STRIP
4.000% due 12/15/46
1,203
109
Series 2017-4656 Class AI
Interest Only STRIP
3.000% due 09/15/37
1,354
17
Series 2017-4658 Class CI
Interest Only STRIP
3.500% due 07/15/40
459
8
Series 2017-4662 Class CI
Interest Only STRIP
3.500% due 01/15/42
964
17
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42
879
19
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47
708
49
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42
440
7

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
368 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35
674
5
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47
638
38
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47
1,188
88
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (Ê)
1,592
268
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48
1,046
190
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48
1,481
86
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (Ê)
2,537
408
Series 2018-4813 Class IO
Interest Only STRIP
5.500% due 08/15/48
1,855
413
Series 2019-4922 Class SB
Interest Only STRIP
5.865% due 04/25/49 (Ê)
1,778
210
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (Ê)
1,799
275
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50
3,402
525
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (Ê)
2,751
462
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39
2,147
452
Ginnie Mae II
3.500% due 2049
116
124
5.000% due 2049
145
160
5.500% due 2049
32
36
5.000% due 2050
60
66
30 Year TBA(Ï)
4.000%
1,000
1,061
Ginnie Mae REMICS
Class AI
Interest Only STRIP
3.500% due 01/20/39
652
14
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39
605
94
Series 2009-121 Class UI
Interest Only STRIP
5.000% due 12/20/39
799
129
Series 2010-9 Class UI
Interest Only STRIP
5.000% due 01/20/40
4,480
791
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40
1,082
169
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (Ê)
666
46
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê)
2,648
150
Series 2010-H20 Class IF
Interest Only STRIP
1.415% due 10/20/60 (~)(Ê)
1,292
62
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê)
2,256
124
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (Ê)
2,734
522
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (Ê)
635
44
Series 2011-70 Class WI
Interest Only STRIP
4.660% due 12/20/40 (Ê)
4,668
696
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40
1,700
297
Series 2011-148 Class SN
Interest Only STRIP
6.495% due 11/16/41 (Ê)
907
208
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42
352
58
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42
1,703
247
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê)
6,349
259
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê)
6,342
206
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê)
6,865
385
Series 2012-H23 Class WI
Interest Only STRIP
1.528% due 10/20/62 (~)(Ê)
2,168
90
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37
1,228
61
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43
3,697
600
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43
695
83
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43
2,483
348
Series 2013-182 Class SY
Interest Only STRIP
5.910% due 12/20/43 (Ê)
847
160
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê)
1,900
81

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 369
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-H15 Class CI
Interest Only STRIP
1.719% due 07/20/63 (~)(Ê)
3,420
125
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê)
1,830
70
Series 2014-44 Class IA
Interest Only STRIP
3.500% due 05/20/28
1,510
95
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (Ê)
849
166
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41
827
33
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (Ê)
1,328
369
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44
1,830
348
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28
1,275
52
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44
1,131
229
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44
2,290
225
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê)
7,271
284
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê)
9,638
437
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê)
3,590
277
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê)
1,898
125
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê)
4,472
289
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê)
4,265
281
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45
728
101
Series 2015-40 Class KI
Interest Only STRIP
4.000% due 07/20/44
2,187
256
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45
1,093
183
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45
928
79
Series 2015-131 Class BI
Interest Only STRIP
3.500% due 06/20/41
946
26
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-133 Class MI
Interest Only STRIP
3.000% due 05/20/44
924
37
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39
555
19
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43
812
66
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40
1,299
87
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41
2,034
121
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45
1,217
210
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45
2,464
416
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê)
2,430
168
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê)
563
39
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê)
1,484
108
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê)
2,443
181
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê)
1,068
89
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê)
680
42
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê)
3,306
301
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê)
1,744
68
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê)
1,378
95
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê)
792
57
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê)
2,375
149
Series 2016-29 Class IO
Interest Only STRIP
4.000% due 02/16/46
1,150
159
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46
1,424
228
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45
1,648
88

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
370 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (Ê)
1,120
122
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44
2,811
238
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43
939
12
Series 2016-135 Class PI
Interest Only STRIP
4.000% due 05/20/46
1,238
145
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46
1,441
225
Series 2016-164 Class IO
Interest Only STRIP
6.500% due 12/20/46
1,292
245
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê)
5,609
461
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê)
2,119
123
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê)
2,222
204
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê)
3,259
337
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê)
3,403
133
Series 2016-H17 Class DI
Interest Only STRIP
2.317% due 07/20/66 (~)(Ê)
4,387
421
Series 2016-H18 Class QI
Interest Only STRIP
3.324% due 06/20/66 (~)(Ê)
2,537
270
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 07/26/29 (~)(Ê)
8,479
844
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê)
1,910
138
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê)
6,375
704
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê)
2,170
252
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê)
2,298
262
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê)
3,791
384
Series 2017-11 Class PI
Interest Only STRIP
4.000% due 12/20/46
769
37
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40
1,705
193
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47
3,101
578
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47
528
90
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41
2,251
377
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47
719
129
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45
709
64
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44
2,947
155
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44
1,607
121
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47
521
98
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47
1,952
233
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46
686
52
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47
1,422
325
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46
1,502
68
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46
912
69
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47
925
106
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47
1,044
168
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47
1,988
103
Series 2017-136 Class IY
Interest Only STRIP
5.000% due 03/20/45
2,426
410
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47
1,707
67
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47
783
135
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47
460
20
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47
447
84

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 371
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê)
1,470
162
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê)
4,907
491
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê)
7,753
951
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê)
6,996
887
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê)
2,725
385
Series 2017-H03 Class KI
Interest Only STRIP
2.937% due 01/20/67 (~)(Ê)
1,461
176
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê)
9,530
1,025
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê)
6,588
744
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê)
6,098
613
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê)
7,465
540
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê)
6,102
380
Series 2017-H06 Class MI
Interest Only STRIP
2.244% due 02/20/67 (~)(Ê)
2,395
253
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê)
4,897
693
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê)
4,067
445
Series 2017-H08 Class GI
Interest Only STRIP
2.583% due 02/20/67 (~)(Ê)
1,407
178
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê)
6,287
623
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê)
3,507
271
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê)
7,519
651
Series 2017-H14 Class DI
Interest Only STRIP
1.679% due 06/20/67 (~)(Ê)
1,381
89
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê)
2,342
266
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê)
4,498
458
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê)
4,825
309
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê)
6,195
581
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê)
9,692
998
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê)
3,503
307
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê)
5,099
461
Series 2017-H16 Class IG
Interest Only STRIP
1.825% due 07/20/67 (~)(Ê)
5,138
440
Series 2017-H16 Class IO
Interest Only STRIP
1.905% due 08/20/67 (~)(Ê)
3,568
400
Series 2017-H16 Class JI
Interest Only STRIP
2.108% due 08/20/67 (~)(Ê)
3,557
408
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê)
1,485
190
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê)
3,770
458
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê)
4,569
403
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê)
11,091
1,269
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê)
3,334
384
Series 2017-H20 Class JI
Interest Only STRIP
1.668% due 09/20/67 (~)(Ê)
3,636
400
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê)
8,593
710
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê)
7,119
892
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê)
2,454
293
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê)
10,936
688
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê)
4,774
487
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48
2,752
405
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (Ê)
3,339
507

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
372 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45
2,397
309
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (Ê)
4,671
698
Series 2018-91 Class SJ
Interest Only STRIP
6.060% due 07/20/48 (Ê)
3,631
562
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42
270
16
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45
3,000
216
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45
2,922
344
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê)
1,615
188
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê)
3,154
250
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê)
5,897
473
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê)
3,139
378
Series 2018-H02 Class IM
Interest Only STRIP
2.338% due 02/20/68 (~)(Ê)
3,866
481
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê)
5,416
412
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê)
4,663
329
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê)
2,159
263
Series 2018-H04 Class MI
Interest Only STRIP
1.837% due 03/20/68 (~)(Ê)
6,501
434
Series 2018-H05 Class BI
Interest Only STRIP
2.563% due 02/20/68 (~)(Ê)
3,100
371
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê)
2,452
322
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê)
7,570
887
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê)
4,844
338
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê)
2,781
304
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê)
3,666
317
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (Ê)
2,262
280
Series 2019-20 Class SC
Interest Only STRIP
5.910% due 02/20/49 (Ê)
4,579
756
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (Ê)
2,316
392
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (Ê)
209
25
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (Ê)
2,753
366
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (Ê)
4,554
661
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (Ê)
155
20
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (Ê)
3,398
625
Series 2019-119 Class KS
Interest Only STRIP
5.855% due 09/16/49 (Ê)
3,393
931
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (Ê)
4,245
577
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49
2,606
310
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (Ê)
2,507
299
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê)
5,476
306
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê)
4,610
318
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê)
5,971
425
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50
7,437
768
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (Ê)
585
64
Series 2020-18 Class ES
Interest Only STRIP
5.910% due 08/20/49 (Ê)
5,918
867
Series 2020-36 Class MI
Interest Only STRIP
3.000% due 03/20/50
9,019
910
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/01/50
2,506
276
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê)
19,383
1,331

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 373
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2011-C3 Class D
5.853% due 02/15/46 (~)(Ê)(Þ)
158
78
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê)
167
100
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.924% due 10/15/46 (~)(Ê)(Þ)
716
318
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ)
586
244
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ)
496
219
PennyMac Mortgage Investment Trust
5.500% due 11/01/24
1,406
1,332
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ)
66
35
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.390% due 06/15/44 (~)(Ê)(Þ)
31
17
149,113
Non-US Bonds - 3.8%
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/23
BRL 380
84
10.000% due 01/01/25
BRL 5,460
1,252
10.000% due 01/01/27
BRL 4,209
979
Chile Bonos de la Tesoreria
4.500% due 03/01/26
CLP 1,000,000
1,554
6.000% due 01/01/43
CLP 210,000
415
Colombian Titulos de Tesoreria
Series B
7.500% due 08/26/26
COP 9,607,200
2,977
7.750% due 09/18/30
COP 173,500
53
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30
CZK 10,370
467
Series 97
0.450% due 10/25/23
CZK 65,330
2,936
Hungary Government International Bond
Series 23/A
6.000% due 11/24/23
HUF 87,000
345
Indonesia Treasury Bond
Series FR72
8.250% due 05/15/36
IDR 15,210,000
1,117
Series FR73
8.750% due 05/15/31
IDR 30,970,000
2,366
Mexican Bonos
Series M 20
7.500% due 06/03/27
MXN 14,760
742
Series M
8.000% due 12/07/23
MXN 32,430
1,605
7.750% due 11/23/34
MXN 35,900
1,849
Peruvian Government International
Bond
6.950% due 08/12/31
PEN 1,500
537
Series REGS
5.700% due 08/12/24
PEN 3,100
1,030
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.900% due 08/12/37
PEN 1,646
577
6.850% due 02/12/42
PEN 270
92
Philippine Government International
Bond
Series 1060
3.625% due 09/09/25
PHP 9,900
212
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30
ZAR 7,869
425
Series 2032
8.250% due 03/31/32
ZAR 12,230
622
Series 2037
8.500% due 01/31/37
ZAR 10,320
483
Series 2048
8.750% due 02/28/48
ZAR 9,210
417
Series R214
6.500% due 02/28/41
ZAR 30,420
1,128
Romania Government International
Bond
Series 10Y
5.850% due 04/26/23
RON 2,100
542
4.750% due 02/24/25
RON 1,415
359
Series 15YR
5.800% due 07/26/27
RON 1,400
382
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28
RUB 172,001
2,526
Series 6215
7.000% due 08/16/23
RUB 118,230
1,698
Thailand Government International
Bond
3.650% due 12/17/21
THB 4,370
146
2.000% due 12/17/22
THB 28,233
937
3.625% due 06/16/23
THB 31,050
1,082
3.850% due 12/12/25
THB 19,003
705
3.580% due 12/17/27
THB 7,920
299
32,940
Total Long-Term Investments
(cost $352,157) 344,957
Common Stocks - 40.9%
Consumer Discretionary - 4.5%
adidas AG(Æ)
2,764
765
Amazon.com, Inc.(Æ)
289
915
Barratt Developments PLC
19,010
128
Berkeley Group Holdings PLC
2,547
149
Best Buy Co., Inc.
1,292
129
BJ's Restaurants, Inc.
26,661
535
Bloomsbury Publishing PLC
106,135
285
Boyd Gaming Corp.
5,136
122
Caesars Entertainment, Inc.(Æ)
2,965
92
Carrols Restaurant Group, Inc.(Æ)
92,458
568
Celestica, Inc.(Æ)
76,751
635
Charming Charlie, Inc.(Æ)(Š)
1,147,677
—
Chinese Universe Publishing and Media
Group Co., Ltd. Class A
51,600
94
Chuy's Holdings, Inc.(Æ)
14,561
232
City Developments, Ltd.
26,400
155
Cogeco Communications, Inc.
1,561
119
Comcast Corp. Class A
7,506
321
Constellis Holdings LLC(Æ)
6,998
2
Costco Wholesale Corp.
1,221
397
Cracker Barrel Old Country Store, Inc.
545
60

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
374 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Daiwa House Industry Co., Ltd.
30,800
685
Dechra Pharmaceuticals PLC
33,930
1,273
Del Taco Restaurants, Inc.(Æ)
127,368
974
DR Horton, Inc.
3,741
248
El Pollo Loco Holdings, Inc.(Æ)
32,346
639
Garmin, Ltd.
1,688
166
Hillenbrand, Inc.
7,880
230
Hilton Worldwide Holdings, Inc.
2,446
184
Home Depot, Inc. (The)
1,712
455
Honda Motor Co., Ltd.
129,900
3,157
Hyundai Motor Co.
7,157
761
IntriCon Corp.(Æ)(Ñ)
37,895
409
Isuzu Motors, Ltd.
126,600
1,041
ITOCHU Corp.
9,700
212
J Front Retailing Co., Ltd.
85,300
497
Kering
2,414
1,370
Kyocera Corp.
800
45
Lindblad Expeditions Holdings, Inc.(Æ)
23,947
174
Matthews International Corp. Class A
29,229
631
MIPS AB
18,588
781
Moncler SpA(Æ)
22,664
876
Motorcar Parts of America, Inc.(Æ)
13,321
222
Nissan Motor Co., Ltd.
216,500
748
NOK Corp.
167,500
1,830
On the Beach Group PLC(Æ)(Þ)
171,836
629
Pernod Ricard SA
5,378
929
PetIQ, Inc.(Æ)(Ñ)
27,796
1,014
PulteGroup, Inc.
2,874
125
Quebecor, Inc. Class B
3,308
75
Redrow PLC
9,118
51
Regis Corp.(Æ)
38,257
294
Sekisui House, Ltd.
5,600
102
Shingakukai Co., Ltd.
6,900
27
Shoe Carnival, Inc.
4,071
100
Skylark Co., Ltd.
9,500
132
SMART Global Holdings, Inc.(Æ)(Ñ)
28,929
807
Sportsman's Warehouse Holdings, Inc.
(Æ)
14,914
240
Stroeer SE(Æ)
7,356
503
STV Group PLC(Æ)
35,983
108
Sumitomo Electric Industries, Ltd.
199,900
2,229
Sumitomo Rubber Industries, Ltd.
46,100
385
Suzuki Motor Corp.
13,400
445
Takashimaya Co., Ltd.
44,100
294
Target Corp.
814
102
Teleperformance - GDR
7,333
2,146
Thomson Reuters Corp.(Æ)
2,606
182
TJX Cos., Inc.
3,924
204
Toyota Motor Corp.
900
54
Turtle Beach Corp.(Æ)
13,186
242
Walmart, Inc.
2,661
344
Walt Disney Co. (The)
2,961
346
Williams-Sonoma, Inc.
1,166
102
Wolters Kluwer NV
2,937
232
Yamada Denki Co., Ltd.
503,800
2,187
Yamaha Motor Co., Ltd.
40,300
592
38,533
Consumer Staples - 2.2%
Alico, Inc.
5,618
170
Alimentation Couche-Tard, Inc. Class B
3,593
125
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Astarta Holding NV(Æ)
43,694
191
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
29,490
119
Carlsberg A/S Class B
1,534
226
Chocoladefabriken Lindt & Spruengli
AG
1
86
Church & Dwight Co., Inc.
1,133
109
CVS Health Corp.
1,770
111
elf Beauty, Inc.(Æ)
50,414
900
Farmer Brothers Co.(Æ)
35,950
179
Fresh Del Monte Produce, Inc.
36,144
816
General Mills, Inc.
2,877
182
George Weston, Ltd.
1,341
101
Golden Agri-Resources, Ltd.
13,383,700
1,537
HelloFresh SE(Æ)
32,732
1,782
Hormel Foods Corp.
1,234
63
Ingles Markets, Inc. Class A
14,994
604
Ingredion, Inc.
1,054
91
Japan Tobacco, Inc.
196,000
3,373
Kernel Holding SA
66,971
708
Kimberly-Clark Corp.
1,416
215
Kirin Holdings Co., Ltd.
45,800
886
Koninklijke Ahold Delhaize NV
9,856
284
Kroger Co. (The)
3,361
117
Lenta PLC - GDR(Æ)
282,034
811
Loblaw Cos., Ltd.
1,754
91
MGP Ingredients, Inc.(Ñ)
16,108
584
Mondelez International, Inc. Class A
5,094
283
NH Foods, Ltd.
16,400
722
PepsiCo, Inc.
2,812
387
Primo Water Corp.
43,839
623
Procter & Gamble Co. (The)
4,021
527
Seven & i Holdings Co., Ltd.
66,000
2,011
Walgreens Boots Alliance, Inc.
3,391
138
19,152
Energy - 1.8%
Algonquin Power & Utilities Corp.
3,712
51
Cenovus Energy, Inc.
175,989
783
Chevron Corp.
1,349
113
China Shenhua Energy Co., Ltd. Class H
132,500
221
Crescent Point Energy Corp.
402,933
623
Denison Mines Corp.(Æ)
1,007,989
467
Diamondback Energy, Inc.
7,635
304
ENEOS Holdings, Inc.
134,400
470
EQT Corp.
13,684
199
Exxon Mobil Corp.
4,259
179
Fission Uranium Corp.(Æ)
1,029,136
300
Gazprom PJSC
940,176
2,314
Japan Petroleum Exploration Co., Ltd.
11,600
188
K&O Energy Group, Inc.
3,400
48
Kinder Morgan, Inc.
23,832
336
Magnolia Oil & Gas Corp.(Æ)(Ñ)
142,910
855
Matrix Service Co.(Æ)
77,575
679
NAC Kazatomprom JSC - GDR
84,511
1,225
National Energy Services Reunited
Corp.(Æ)(Ñ)
145,471
973
Natural Gas Services Group, Inc.(Æ)
83,250
531
Newpark Resources, Inc.(Æ)
240,488
455
ONEOK, Inc.
3,608
101
Range Resources Corp.
261,561
1,690

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Select Energy Services, Inc. Class A(Æ)
48,543
216
Southcross Energy Partners LLC(Æ)
7,009
1
Southwestern Energy Co.(Æ)(Ñ)
804,425
1,954
Williams Cos., Inc. (The)
9,837
188
Xcel Energy, Inc.
3,551
245
15,709
Financial Services - 10.3%
Activia Properties, Inc.(ö)
63
206
Aedifica(ö)
1,734
201
Aflac, Inc.
3,916
139
Agree Realty Corp.(Ñ)(ö)
5,544
371
Allianz SE
699
146
Allied Properties Real Estate Investment
Trust(ö)
7,028
210
Allstate Corp. (The)
1,863
176
Alstria Office REIT-AG(ö)
7,765
116
American Financial Group, Inc.
776
47
American Homes 4 Rent(Æ)
7,392
198
American Tower Corp.(ö)
246
64
Americold Realty Trust(ö)
8,133
328
Ameris Bancorp
24,507
565
Arch Capital Group, Ltd.(Æ)
3,727
115
Argan SA(ö)
1,650
167
Assicurazioni Generali SpA
8,994
135
Assura PLC(ö)
165,594
171
Assured Guaranty, Ltd.
4,531
99
Atlantic Capital Bancshares, Inc.(Æ)
34,664
347
Baloise Holding AG
568
87
Banner Corp.
18,844
668
Boardwalk Real Estate Investment
Trust(ö)
11,114
254
Boston Properties, Inc.(ö)
972
87
Brixmor Property Group, Inc.(ö)
45,528
524
Byline Bancorp, Inc.
52,337
678
Capital City Bank Group, Inc.
36,861
694
Capitol Federal Financial, Inc.
5,991
58
Castellum AB
9,715
208
Catena AB
3,183
131
Century Bancorp, Inc. Class A
8,359
582
Charter Hall Group - ADR(ö)
37,774
285
Chiba Bank, Ltd. (The)
45,600
210
China Common Rich Renewable Energy
Investments, Ltd.(Æ)(Š)
205,123
—
China Overseas Land & Investment, Ltd.
48,500
148
China Resources Land, Ltd.
24,000
99
Chubb, Ltd.
1,311
167
Cincinnati Financial Corp.
1,717
134
Civista Bancshares, Inc.
16,485
216
CME Group, Inc. Class A
668
111
Covivio(ö)
1,327
96
Cowen Group, Inc. Class A
44,794
738
Credit Saison Co., Ltd.
125,400
1,175
CTO Realty Growth, Inc.
12,872
510
CyrusOne, Inc.(ö)
2,887
241
Dai-ichi Life Holdings, Inc.
161,700
1,902
Daiwa House REIT Investment Corp.(ö)
130
338
Deutsche Wohnen SE
9,179
446
Direct Line Insurance Group PLC
33,824
132
Duke Realty Corp.(ö)
11,244
452
Dundee Corp. Class A
102,587
107
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
2,343,494
748
Entra ASA(Þ)
10,614
150
Equinix, Inc.(Æ)(ö)
700
550
Equity Commonwealth(ö)
20,477
646
ESR Cayman, Ltd.(Æ)(Þ)
69,800
172
Essent Group, Ltd.
23,090
827
Essex Property Trust, Inc.(ö)
3,247
717
Etalon Group PLC - GDR
497,375
729
Everest Re Group, Ltd.
409
89
Extra Space Storage, Inc.(ö)
4,188
433
Farm Credit Bank of Texas(Æ)(Þ)
275,000
289
Fastighets AB Balder Class B(Æ)
5,367
222
Fidelity National Financial, Inc.
2,289
74
First American Financial Corp.
3,419
174
First Foundation, Inc.
103,039
1,584
First Interstate BancSystem, Inc. Class
A
17,994
524
Fiserv, Inc.(Æ)
878
88
Franklin Resources, Inc.(Ñ)
13,468
284
Gecina SA(ö)
1,403
181
Genworth MI Canada, Inc.
2,795
69
Getty Realty Corp.(ö)
17,561
520
Global Payments, Inc.
587
104
Globe Life, Inc.(Æ)
1,324
105
GLP J-REIT(Æ)(ö)
171
285
Goodman Group(ö)
16,487
199
Grainger PLC
30,803
118
Great-West Lifeco, Inc.
5,776
102
Grenke AG
5,971
450
Hallmark Financial Services, Inc.(Æ)
60,597
172
Hang Lung Properties, Ltd. - ADR
134,000
329
Hannover Rueck SE
884
150
Hanover Insurance Group, Inc. (The)
4,330
441
Hartford Financial Services Group, Inc.
2,438
103
Healthcare Trust of America, Inc. Class
A(ö)
10,131
280
Healthpeak Properties, Inc.(ö)
10,981
300
Henderson Land Development Co., Ltd.
30,000
112
Henry Boot PLC
29,691
97
HomeStreet, Inc.
64,411
1,703
IGM Financial, Inc.
1,960
48
Industrial Logistics Properties Trust(ö)
21,815
461
Instone Real Estate Group AG(Æ)(Þ)
6,810
175
Intact Financial Corp.
2,096
229
Intermediate Capital Group PLC(Æ)
86,049
1,527
Investors Real Estate Trust(ö)
15,272
1,104
Invitation Homes, Inc.(ö)
20,695
617
Jack Henry & Associates, Inc.
1,579
282
Japan Prime Realty Investment Corp.(ö)
72
190
JPMorgan Chase & Co.
3,364
325
Kemper Corp.
6,834
537
Kennedy-Wilson Holdings, Inc.
17,722
263
Keppel DC REIT(ö)
127,400
276
Kilroy Realty Corp.(ö)
5,262
307
Kimco Realty Corp.(ö)
34,489
385
Klepierre SA - GDR(ö)
10,466
181
LEG Immobilien AG
1,680
234
Link Real Estate Investment Trust(ö)
39,330
303
London Stock Exchange Group PLC
17,469
1,949
LondonMetric Property PLC(ö)
45,372
138

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
376 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LSR Group PJSC
44,805
445
Mapletree Industrial Trust(Æ)(ö)
92,300
221
MasterCard, Inc. Class A
208
64
Medical Properties Trust, Inc.(ö)
19,654
396
Merck & Co., Inc.
3,779
303
MFA Financial, Inc.(ö)
18,145
48
MGIC Investment Corp.
54,629
452
Mirvac Group(ö)
202,136
302
Mitsubishi Estate Co., Ltd.
106,200
1,536
Mitsubishi UFJ Financial Group, Inc.
744,400
2,794
Mitsui Fudosan Co., Ltd.
74,200
1,166
Monmouth Real Estate Investment Corp.
(Æ)
13,484
339
Moscow Exchange MICEX-RTS PJSC
277,447
498
MS&AD Insurance Group Holdings, Inc.
4,200
105
Muenchener Rueckversicherungs-
Gesellschaft AG
486
129
National Bank Holdings Corp. Class A
40,739
1,132
New World Development Co., Ltd.
77,000
376
NexPoint Residential Trust, Inc.(ö)
8,405
321
Nippon Building Fund, Inc.(ö)
39
219
Nippon REIT Investment Corp.(ö)
69
209
NMI Holdings, Inc. Class A(Æ)
28,287
439
Nomura Holdings, Inc.
289,600
1,353
Nomura Real Estate Holdings, Inc.
15,900
266
Nomura Real Estate Master Fund, Inc.
(ö)
100
124
Northeast Bank
38,070
725
Northern Trust Corp.
925
72
Northwest Bancshares, Inc.
4,276
42
Old Republic International Corp.
3,027
49
Old Second Bancorp, Inc.
75,015
624
Parkway Life Real Estate Investment
Trust(Æ)(ö)
70,700
184
Partners Group Holding AG
1,740
1,685
PAX Global Technology, Ltd.
1,252,000
587
Peoples Bancorp, Inc.
15,094
303
Piedmont Office Realty Trust, Inc. Class
A(ö)
37,988
616
Plymouth Industrial REIT, Inc.(ö)
60,530
803
PNC Financial Services Group, Inc.
(The)
530
57
Popular, Inc.
31,560
1,171
Premier Financial Corp.
27,527
487
Principal Financial Group, Inc.
476
20
Progressive Corp. (The)
2,989
270
Prologis, Inc.(ö)
15,579
1,642
Prosperity Bancshares, Inc.
1,729
96
Prosus NV(Æ)
21,922
2,132
Public Storage(ö)
5,823
1,164
RE/MAX Holdings, Inc. Class A
5,932
192
Realogy Holdings Corp.(Ñ)
107,575
975
Reinsurance Group of America, Inc.
Class A
653
56
RenaissanceRe Holdings, Ltd.
378
68
Renasant Corp.
11,682
271
Rexford Industrial Realty, Inc.(Æ)
21,715
554
RMR Group, Inc. (The) Class A
15,602
449
Royal Bank of Canada - GDR
1,201
83
Safestore Holdings PLC(ö)
13,643
137
Safety Insurance Group, Inc.
1,611
122
SBA Communications Corp.(ö)
587
183
Sberbank of Russia PJSC Class T
336,970
1,007
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Segro PLC(ö)
27,655
352
Shenzhen Investment, Ltd.
252,000
79
Silvercrest Asset Management Group,
Inc. Class A
44,522
490
Simon Property Group, LP(ö)
8,782
548
SP Plus Corp.(Æ)
18,934
301
Sprott, Inc.
32,597
1,238
Stockland(ö)
40,836
93
Sumitomo Mitsui Financial Group, Inc.
126,700
3,388
Sumitomo Mitsui Trust Holdings, Inc.
42,000
1,085
Sun Hung Kai Properties, Ltd.
55,500
675
Sun Life Financial, Inc.
2,665
104
Swiss Life Holding AG
225
82
Taubman Centers, Inc.(Æ)
4,500
97
Territorial Bancorp, Inc.
2,280
50
Tiptree Financial, Inc. Class A
75,703
382
Tokio Marine Holdings, Inc.
1,600
68
Tokyu Fudosan Holdings Corp.
20,806
80
Travelers Cos., Inc. (The)
291
33
Triumph Bancorp, Inc.(Æ)
16,141
423
Turkiye Halk Bankasi AS(Æ)
213,909
169
UDR, Inc.(ö)
14,891
539
UMH Properties, Inc.(Æ)(ö)
132,184
1,698
UNITE Group PLC (The)(ö)
8,166
101
United Urban Investment Corp.(ö)
153
149
Uranium Participation Corp.(Æ)
300,251
1,101
Valley National Bancorp
12,043
90
Velocity Financial, Inc.(Æ)
26,709
99
Ventas, Inc.(ö)
20,378
782
VEREIT, Inc.
5,640
145
VICI Properties, Inc.(ö)
30,498
662
Visa, Inc. Class A
2,495
475
Vonovia SE
10,023
651
W.R. Berkley Corp.
1,998
123
Warehouses De Pauw CVA(ö)
6,076
195
Washington Trust Bancorp, Inc.
20,827
694
Webster Financial Corp.
13,839
377
Welltower, Inc.(ö)
18,107
970
Yellow Cake PLC(Æ)(Þ)
221,611
636
Zurich Insurance Group AG
626
231
88,448
Health Care - 1.9%
Accuray, Inc.(Æ)
258,012
575
AddLife AB Class B(Æ)
65,435
920
Agilent Technologies, Inc.
1,264
122
Amgen, Inc.
773
189
Anthem, Inc.(Æ)
286
78
Baxter International, Inc.
2,734
236
Biogen, Inc.(Æ)
505
139
BioSpecifics Technologies Corp.(Æ)
11,009
690
Boston Scientific Corp.(Æ)
1,968
76
Cellavision AB(Æ)
15,003
494
Cerner Corp.
832
58
Chemed Corp.
214
105
Cigna Corp.
504
87
Eli Lilly & Co.
609
92
Evotec SE(Æ)
39,244
1,039
Henry Schein, Inc.(Æ)
2,522
173
Invacare Corp.
72,986
514
Johnson & Johnson
3,710
541

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 377
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Laboratory Corp. of America
Holdings(Æ)
583
112
Lifco AB Class B
6,996
536
Lonza Group AG
2,271
1,418
Medtronic PLC
3,366
325
Novo Nordisk A/S Class B
23,553
1,554
Pfizer, Inc.
2,814
108
Quest Diagnostics, Inc.
1,430
182
Regeneron Pharmaceuticals, Inc.(Æ)
184
116
Roche Holding AG
1,225
424
Straumann Holding AG
1,142
1,125
Stryker Corp.
1,240
240
Suzuken Co., Ltd.
5,100
181
Takeda Pharmaceutical Co., Ltd.
87,100
3,098
Thermo Fisher Scientific, Inc.
1,016
421
UnitedHealth Group, Inc.
1,551
470
Universal Health Services, Inc. Class B
82
9
Varian Medical Systems, Inc.(Æ)
1,065
152
West Pharmaceutical Services, Inc.
334
90
Zoetis, Inc. Class A
615
93
16,782
Materials and Processing - 5.6%
AddTech AB Class B
18,577
866
AdvanSix, Inc.(Æ)
39,058
486
Allegheny Technologies, Inc.(Æ)
23,415
203
Artemis Gold, Inc.(Æ)(Ñ)
168,590
634
Aspen Aerogels, Inc.(Æ)
39,094
248
Beacon Roofing Supply, Inc.(Æ)
26,159
815
Bear Creek Mining Corp.(Æ)
191,286
463
Cameco Corp. Class A
284,062
2,886
Carel Industries SpA(Þ)
33,699
637
Carpenter Technology Corp.
8,988
201
Carrier Global Corp.
1,848
50
Centerra Gold, Inc.
158,454
1,987
CF Industries Holdings, Inc.
13,687
429
Cie de Saint-Gobain(Æ)
2,627
97
Fastenal Co.
996
47
Fresnillo PLC
48,362
783
Gabriel Resources, Ltd.(Æ)
3,733,242
1,366
Getlink SE(Æ)
14,446
217
Gold Fields, Ltd. - ADR
27,792
365
Grupo Simec SAB de CV - ADR
7,562
885
Haynes International, Inc.
7,131
131
Impala Platinum Holdings, Ltd.
31,933
284
International Tower Hill Mines, Ltd.(Æ)
173,366
298
Intrepid Potash, Inc.(Æ)
81,804
74
Ivanhoe Mines, Ltd. Class A(Æ)
299,366
1,055
JFE Holdings, Inc.
79,500
521
KAR Auction Services, Inc.
29,879
452
Koninklijke DSM NV
6,655
1,016
Kronos Worldwide, Inc.
41,807
470
Kuraray Co., Ltd.
152,100
1,498
Landec Corp.(Æ)
118,914
1,123
LG Corp. Class H
9,290
578
Macfarlane Group PLC
170,128
198
MHP SE - GDR
197,978
1,231
Mosaic Co. (The)
19,714
266
New Gold, Inc.(Æ)
1,069,384
1,764
Newcrest Mining, Ltd.
121,390
3,075
NexGen Energy, Ltd.(Æ)(Ñ)
623,753
1,108
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Nippon Steel Corp.
278,100
2,283
Northern Dynasty Minerals, Ltd.(Æ)(Ñ)
490,552
790
Novagold Resources, Inc.(Æ)
64,234
586
NSK, Ltd.
57,600
386
Pan American Silver Corp.
11,145
416
PGT Innovations, Inc.(Æ)
11,801
201
Polyus PJSC - GDR
7,290
836
PPG Industries, Inc.
1,048
113
Rio Tinto PLC
2,224
136
Schweitzer-Mauduit International, Inc.
59,501
1,936
Seabridge Gold, Inc.(Æ)(Ñ)
116,542
2,268
Sika AG
4,494
990
Sonoco Products Co.
1,303
67
Toray Industries, Inc.
477,100
2,071
Tronox Holdings PLC Class A
70,136
534
Turquoise Hill Resources, Ltd.(Æ)
3,940,766
3,269
Universal Stainless & Alloy Products,
Inc.(Æ)
66,132
475
UPM-Kymmene OYJ
4,543
122
Valvoline, Inc.
30,449
625
Wheaton Precious Metals Corp.(Ñ)
15,916
865
47,776
Producer Durables - 6.2%
ABM Industries, Inc.
5,568
200
Accenture PLC Class A
1,698
382
Aena SA(Þ)
2,963
386
Aeroports de Paris
908
86
Air Transport Services Group, Inc.(Æ)
36,749
896
Airports of Thailand PCL
34,100
57
Alaska Air Group, Inc.(Ñ)
17,769
612
Ametek, Inc.
2,925
273
Ardmore Shipping Corp.
160,606
660
Argan, Inc.
25,513
1,095
Atlantia SpA(Æ)
16,705
267
Auckland International Airport, Ltd.
51,570
219
Automatic Data Processing, Inc.
1,525
203
BAE Systems PLC
14,734
95
Cintas Corp.
576
174
Covenant Transportation Group, Inc.
Class A(Æ)
20,342
343
Cubic Corp.
3,586
151
Cummins, Inc.
1,565
302
Danaher Corp.
1,345
274
Daqin Railway Co., Ltd. Class A
97,000
90
Diana Shipping, Inc.(Æ)(Ñ)
148,466
206
DSV A/S
3,642
503
East Japan Railway Co.
34,300
1,981
Eaton Corp. PLC
2,528
235
Echo Global Logistics, Inc.(Æ)
21,717
544
Eiffage SA(Æ)
1,443
126
Embraer SA - ADR(Æ)
36,417
210
Epiroc AB Class A
112,127
1,569
Euronav NV
37,369
366
Flughafen Zurich AG(Æ)
983
124
Fukuda Corp.
4,000
176
General Electric Co.
103,866
630
GP Strategies Corp.(Æ)
23,314
173
Great Lakes Dredge & Dock Corp.(Æ)
127,580
1,067
Grupo Aeroportuario del Centro Norte
SAB de CV Class B(Æ)
21,370
88

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
378 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Aeroportuario del Pacifico SAB
de CV - ADR
1,448
97
Grupo Aeroportuario del Pacifico SAB
de CV Class B
7,666
51
Guangshen Railway Co., Ltd. Class H
2,510,000
476
GVS SpA(Æ)(Þ)
16,291
212
Hackett Group, Inc. (The)
27,202
375
Hankook Technology Group Co., Ltd.
48,219
579
Headlam Group PLC
39,250
141
Honeywell International, Inc.
1,906
285
Hudson, Ltd. Class A(Æ)
167,362
733
ICF International, Inc.
22,892
1,548
International Seaways, Inc.
15,608
270
Japan Steel Works, Ltd. (The)
38,200
545
JetBlue Airways Corp.(Æ)
37,924
392
JGC Holdings Corp.
195,300
1,991
Johnson Controls International PLC(Æ)
5,783
223
Kajima Corp.
225,100
2,469
Kamigumi Co., Ltd.
23,500
430
KBR, Inc.
33,907
754
Kerry Group PLC Class A
3,949
523
Knight-Swift Transportation Holdings,
Inc.(Æ)
4,304
187
Komatsu, Ltd.
93,100
1,837
Koninklijke Vopak NV
1,271
69
L3Harris Technologies, Inc.
470
79
Liquidity Services, Inc.(Æ)
87,786
452
Luks Group Vietnam Holdings Co., Ltd.
390,000
63
Macquarie Infrastructure Corp.
3,272
98
Mitsubishi Corp.
68,800
1,389
Mitsubishi Heavy Industries, Ltd.
24,000
560
Mitsui & Co., Ltd.
83,500
1,253
Morgan Sindall Group PLC
4,172
57
MSC Industrial Direct Co., Inc. Class A
2,106
139
MTR Corp., Ltd.
20,008
99
MTU Aero Engines AG
3,150
548
MYR Group, Inc.(Æ)
7,808
286
Nabtesco Corp.
24,600
744
Nestle SA
1,095
130
Nippon Express Co., Ltd.
9,500
454
Nippon Yusen
80,900
1,052
Organo Corp.
8,100
408
Orion Group Holdings, Inc.(Æ)
76,732
221
Otis Worldwide Corp.
924
58
PACCAR, Inc.
3,655
311
Paychex, Inc.
1,963
141
Persol Holdings Co., Ltd.
132,000
1,692
Preformed Line Products Co.
3,235
159
Pyeong Hwa Automotive Co., Ltd.
14,936
79
Quanta Services, Inc.
2,012
80
Radiant Logistics, Inc.(Æ)
131,915
561
Real Alloy(Æ)(Š)
42
1,407
Regal Beloit Corp.
2,948
271
Republic Services, Inc. Class A
2,094
183
Seiko Epson Corp.
141,800
1,509
Shenzhen Expressway Co., Ltd. Class H
80,000
76
SIA Engineering Co., Ltd.
10,500
13
Sinotruk Hong Kong, Ltd.
35,000
109
Southwest Airlines Co.
2,117
65
StealthGas, Inc.(Æ)
248,455
599
Stolt-Nielsen, Ltd. Class A
67,736
609
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sydney Airport
52,918
200
Teekay Tankers, Ltd. Class A(Æ)(Ñ)
49,018
734
TFI International, Inc.(Æ)
4,333
188
Titan Machinery, Inc.(Æ)
27,296
297
Transurban Group - ADR(Æ)
49,879
494
TreeHouse Foods, Inc.(Æ)
11,422
501
Troax Group AB
28,902
547
Tsakos Energy Navigation, Ltd.(Ñ)
22,354
194
Tutor Perini Corp.(Æ)
51,747
609
Universal Truckload Services, Inc.
44,277
813
US Xpress Enterprises, Inc. Class A(Æ)
32,754
300
USA Truck, Inc.(Æ)
47,404
463
VAT Group AG(Æ)(Þ)
2,674
510
Vectrus, Inc.(Æ)
24,855
1,093
Vinci SA
2,581
223
Vishay Precision Group, Inc.(Æ)
8,838
225
Vp PLC
15,713
150
Waste Management, Inc.
1,864
204
Yamato Holdings Co., Ltd.
16,000
410
YRC Worldwide, Inc.(Æ)(Ñ)
104,712
285
Zhejiang Expressway Co., Ltd. Class H
86,000
64
53,408
Technology - 3.7%
Activision Blizzard, Inc.
1,068
88
Adobe, Inc.(Æ)
389
173
Adyen NV(Æ)(Þ)
342
571
Allot Communications, Ltd.(Æ)
35,064
426
Alpha & Omega Semiconductor, Ltd.(Æ)
54,054
589
Alphabet, Inc. Class A(Æ)
88
131
Alphabet, Inc. Class C(Æ)
45
67
Amadeus IT Group SA Class A
9,463
475
Apple, Inc.
4,063
1,727
ASML Holding NV
4,752
1,679
Assa Abloy AB Class B
47,413
1,041
Asure Software, Inc.(Æ)(Ñ)
20,824
134
Axcelis Technologies, Inc.(Æ)
43,866
1,291
BCE, Inc.
6,347
266
BE Semiconductor Industries NV
25,566
1,135
Bechtle AG
4,449
866
Cadence Design Systems, Inc.(Æ)
881
96
Cellnex Telecom SA(Þ)
968
61
Cisco Systems, Inc.
3,203
151
DSP Group, Inc.(Æ)
23,220
345
Facebook, Inc. Class A(Æ)
1,062
269
FANUC Corp.
17,300
2,907
Infineon Technologies AG - ADR
55,456
1,386
Intel Corp.
5,278
252
LogMeIn, Inc.
843
72
Maxar Technologies, Inc.(Ñ)
98,521
1,753
Micron Technology, Inc.(Æ)
1,885
94
Microsoft Corp.
7,599
1,558
MicroStrategy, Inc. Class A(Æ)
1,084
134
MiX Telematics, Ltd. - ADR
20,329
207
NEC Corp.
4,400
248
NeoPhotonics Corp.(Æ)
64,656
589
Netcompany Group A/S(Æ)(Þ)
29,428
2,124
NetScout Systems, Inc.(Æ)
7,169
183
NortonLifeLock, Inc.(Æ)
14,969
321
NTT DOCOMO, Inc.
4,100
113
NVC International Holdings, Ltd.
873,427
14

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 379
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
OneSpan, Inc.(Æ)
10,612
330
Ooma, Inc.(Æ)
36,978
560
Oracle Corp.
3,518
195
PCTEL, Inc.(Æ)
37,821
248
QAD, Inc. Class A
11,713
463
RADCOM, Ltd.(Æ)
24,854
205
Salesforce.com, Inc.(Æ)
658
128
Samsung Electronics Co., Ltd.
3,987
194
SAP SE - ADR
13,136
2,078
Silverlake Axis, Ltd.
254,181
55
Softcat PLC(Æ)
80,450
1,334
SYNNEX Corp.
778
97
Synopsys, Inc.(Æ)
1,538
306
Texas Instruments, Inc.
2,276
290
United Internet AG
3,942
179
Worldline SA(Æ)(Þ)
18,787
1,621
31,819
Utilities - 4.7%
ALLETE, Inc.
6,984
414
Alliant Energy Corp.
4,355
235
American Electric Power Co., Inc.
1,001
87
American Water Works Co., Inc.
1,628
240
AT&T, Inc.
7,676
227
Avista Corp.
12,564
467
Brigham Minerals, Inc. Class A
81,620
904
Canadian Utilities, Ltd. Class A
8,306
213
Centrais Eletricas Brasileiras SA
157,958
1,119
CGN Power Co., Ltd. Class H(Þ)
523,000
110
China Communications Services Corp.,
Ltd. Class H
100,000
65
China Mobile, Ltd.
61,000
416
China Resources Gas Group, Ltd.
32,000
157
China Telecom Corp., Ltd. Class H
6,288,000
1,876
Chubu Electric Power Co., Inc.
3,700
44
Chugoku Electric Power Co., Inc. (The)
13,000
158
CLP Holdings, Ltd.
19,500
185
Companhia de Saneamento do Parana
Sanepar(Æ)
2,958
17
Consolidated Edison, Inc.
1,016
78
Dominion Energy, Inc.
5,415
439
DTE Energy Co.
2,425
280
Duke Energy Corp.
4,784
405
Earthstone Energy, Inc. Class A(Æ)
46,727
123
Electric Power Development Co., Ltd.
41,300
563
Electricite de France SA
149,632
1,515
Elia System Operator SA
1,009
110
Enbridge, Inc.
15,343
491
Endesa SA - ADR
5,766
164
Enel SpA
85,245
780
Energias de Portugal SA
41,218
209
ENN Energy Holdings, Ltd.
6,596
80
Entergy Corp.
1,338
141
Essential Utilities, Inc.
2,090
95
Evergy, Inc.
2,111
137
Eversource Energy(Æ)
2,577
232
Exelon Corp.
5,919
229
Federal Grid PJSC
608,105,540
1,631
FirstEnergy Corp.
9,826
285
Fortis, Inc.
1,719
70
Fortum OYJ
136
3
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Guangdong Investment, Ltd.
107,039
173
Hawaiian Electric Industries, Inc.
2,396
87
Hiroshima Gas Co., Ltd.
14,600
49
HK Electric Investments & HK Electric
Investments, Ltd.
183,500
190
Hokkaido Gas Co., Ltd.
3,600
52
Hydro One, Ltd.(Þ)
2,093
45
Iberdrola SA
49,499
639
Idacorp, Inc.
367
34
Inpex Corp.
103,900
594
International Business Machines Corp.
168
21
KDDI Corp.
45,500
1,401
Korea Electric Power Corp.
20,091
322
Korea Electric Power Corp. - ADR
52,572
412
KT Corp. - ADR
242,746
2,392
KT Corp.
16,974
339
LG Uplus Corp.
8,208
79
MDU Resources Group, Inc.
4,149
87
MEG Energy Corp. Class A(Æ)
259,633
686
National Grid PLC
15,148
179
New Jersey Resources Corp.
16,232
504
NextEra Energy, Inc.
3,581
1,005
Nippon Telegraph & Telephone Corp.
140,010
3,240
NorthWestern Corp.
5,801
326
Orsted A/S Class A(Þ)
2,453
351
Osaka Gas Co., Ltd.
58,800
1,085
PCCW, Ltd.
131,000
74
Pembina Pipeline Corp.
6,936
169
Petronas Gas BHD
67,500
267
Pinnacle West Capital Corp.
1,485
123
PNM Resources, Inc.
2,414
102
Portland General Electric Co.
5,432
240
Power Assets Holdings, Ltd.
52,000
290
PPL Corp.
6,553
174
Proximus
6,017
124
Public Service Enterprise Group, Inc.
6,886
385
RGC Resources, Inc.
14,518
337
RusHydro PJSC(Æ)
232,488,026
2,381
RWE AG
13,834
523
Scottish & Southern Energy PLC
6,087
104
Sempra Energy
912
114
Shenergy Co., Ltd. Class A
122,100
100
Shizuoka Gas Co., Ltd.
5,200
42
Sichuan Chuantou Energy Co., Ltd.
Class A
204,900
280
South Jersey Industries, Inc.(Ñ)
20,789
485
Southern Co. (The)
4,394
240
Swisscom AG
135
72
TC Energy Corp.(Æ)
8,284
378
Telecom Plus PLC
22,317
394
TELUS Corp.
1,936
34
Tohoku Electric Power Co., Inc.
5,800
55
Tokyo Gas Co., Ltd.
103,900
2,202
Uniper SE
3,493
121
Unitil Corp.
3,520
152
Verbund AG Class A
2,670
140
Verizon Communications, Inc.
7,457
429
WEC Energy Group, Inc.(Æ)
3,370
321
40,138

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
380 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Total Common Stocks
(cost $355,436) 351,765
Preferred Stocks - 2.7%
Consumer Discretionary - 0.2%
CHS, Inc.
7.500% due 01/21/25(¢)
15,020
410
GMAC Capital Trust I
6.065% due 02/15/40
12,417
299
Hyundai Motor Co.
3.875% (Ÿ)
11,589
673
3.905% (Ÿ)
3,890
226
1,608
Consumer Staples - 0.1%
Dairy Farmers of America, Inc.(Þ)
7.875% due 09/21/20(¢)
2,100
185
7.875% due 12/01/25(¢)
2,500
220
405
Energy - 0.0%
Sempra Energy
5.750% due 07/01/79
10,092
272
Southcross Energy Partners LLC (Æ)
0.000%
10,280
7
279
Financial Services - 1.7%
Aegon Funding Corp. II
5.100% due 12/15/49
9,248
232
Affiliated Managers Group, Inc.
5.875% due 03/30/59
6,035
168
Allstate Corp. (The)
5.100% due 10/15/24(¢)
12,540
338
American International Group, Inc.
5.850% due 03/15/24(¢)
8,204
226
AMG Capital Trust II
5.150% due 10/15/37
6,812
304
Apollo Global Management, Inc.
6.375% due 03/15/23(¢)
8,728
240
Arch Capital Group, Ltd.
5.450% due 08/17/22(¢)
7,503
198
5.250% due 09/29/21(¢)
10,537
268
Athene Holding, Ltd.
6.350% due 06/30/29(¢)
7,585
198
6.375% due 06/30/25(¢)
6,985
183
Axis Capital Holdings, Ltd.
5.500% due 11/07/21(¢)
7,000
179
Bank of America Corp.
7.250%
389
583
5.875% due 07/24/23(¢)
14,725
405
6.000% due 05/16/23(¢)
5,425
148
5.000% due 09/17/24(¢)
7,465
200
Brookfield Property Partners, LP
5.750% due 03/31/25(¢)
8,357
150
Charles Schwab Corp. (The)
6.000% due 12/01/20(¢)
4,547
117
5.950% due 06/01/21(¢)
5,625
149
Citigroup Capital XIII
6.638% due 10/30/40
5,280
143
CoBank ACB
6.250% due 10/01/22(¢)
7,300
747
Dime Community Bancshares, Inc.
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.500% due 02/15/25(¢)
10,575
214
Equitable Holdings, Inc.
5.250% due 12/15/24(¢)
9,800
241
Farm Credit Bank of Texas(Þ)
6.750% due 09/15/23(¢)
5,596
588
First Citizens BancShares, Inc.
5.375% due 03/15/25(¢)
6,220
157
First Horizon National Corp.
6.100% due 05/01/24(¢)
10,000
228
First Republic Bank
4.700% due 12/31/24(¢)
8,646
225
Global Net Lease, Inc.
7.250% due 09/12/22(¢)
9,401
232
HSBC Holdings PLC
6.200% due 09/21/20(¢)
10,700
278
JPMorgan Chase & Co.
5.750% due 12/01/23(¢)
5,725
160
Legg Mason, Inc.
5.450% due 09/15/56
10,000
258
MetLife, Inc.
4.750% due 03/15/25(¢)
8,900
229
Morgan Stanley
6.375% due 10/15/24(¢)
11,748
332
7.125% due 10/15/23(¢)
5,775
166
5.850% due 04/15/27(¢)
6,676
191
6.875% due 01/15/24(¢)
12,190
350
National General Holdings Corp.
7.500% due 07/15/21(¢)
4,310
112
PartnerRe, Ltd.
7.250% due 04/29/21(¢)
5,903
154
5.875% due 04/29/21(¢)
9,882
252
PNC Financial Services Group, Inc.
(The)
6.125% due 05/01/22(¢)
6,731
183
Prudential Financial, Inc.
5.700% due 03/15/53
4,404
114
Prudential PLC
6.500% due 09/23/20(¢)
4,590
128
Regions Financial Corp.
5.700% due 05/15/29(¢)
8,611
228
RenaissanceRe Holdings, Ltd.
5.750% due 06/30/23(¢)
6,345
174
SCE Trust VI
5.000% due 06/26/22(¢)
7,000
161
South Jersey Industries, Inc.
5.625% due 09/16/79
17,000
439
Spirit Realty Capital, Inc.
6.000% due 10/03/22(¢)
8,018
202
Summit Hotel Properties, Inc.
6.250% due 11/13/22(¢)
8,000
150
Synchrony Financial
5.625% due 11/15/24(¢)
10,500
253
Truist Bank
5.250% due 06/01/25(¢)
4,440
119
Truist Financial Corp.
4.750% due 09/01/25(¢)
15,800
398
Voya Financial, Inc.
5.350% due 09/15/29(¢)
6,639
187
W.R. Berkley Corp.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 381
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 06/01/56
3,126
82
5.100% due 12/30/59
6,431
165
Wells Fargo & Co.
5.850% due 09/15/23(¢)
6,575
166
5.125% due 09/21/20(¢)
6,225
157
5.200% due 12/15/20(¢)
6,500
164
7.500%
98
132
4.750% due 03/15/25(¢)
27,770
677
5.625% due 06/15/22(¢)
6,327
164
5.500% due 09/15/21(¢)
15,228
388
5.700% due 03/15/21(¢)
12,344
315
14,689
Health Care - 0.2%
Draegerwerk AG & Co. KGaA (Æ)
0.000%
3,396
318
Grifols SA
1.364% (Ÿ)
68,707
1,312
1,630
Utilities - 0.5%
Algonquin Power & Utilities Corp.
6.875% due 10/17/78
9,927
272
6.200% due 07/01/79
8,143
220
AT&T, Inc.
5.350% due 11/01/66
10,000
265
5.625% due 08/01/67
7,097
195
4.750% due 02/18/25(¢)
4,600
115
CMS Energy Corp.
5.875% due 03/01/79
12,127
334
5.625% due 03/15/78
6,088
167
DTE Energy Co.
5.375% due 06/01/76
3,042
79
Duke Energy Corp.
5.750% due 06/15/24(¢)
7,390
211
Enbridge, Inc.
6.375% due 04/15/78
2,686
67
Energy Transfer Operating, LP
7.625% due 08/15/23(¢)
19,491
359
7.600% due 05/15/24(¢)
6,024
115
Integrys Holding, Inc.
6.000% due 08/01/73
12,150
309
NextEra Energy Capital Holdings, Inc.
5.650% due 03/01/79
11,551
322
NiSource, Inc.
6.500% due 03/15/24(¢)
7,609
209
SCE Trust V
5.450% due 03/15/26(¢)
10,600
238
Southern Co. (The)
4.950% due 01/30/80
32,200
843
Spire, Inc.
5.900% due 08/15/24(¢)
8,750
239
4,559
Total Preferred Stocks
(cost $22,281) 23,170
Options Purchased - 6.4%
(Number of Contracts)
EURO STOXX 50 Index
Futures
Goldman Sachs Mar 2021
3,314.80 Call (20,241) EUR 79,034 (ÿ) 3,485
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fannie Mae Bonds
JPMorgan Chase Aug 2020 102.09
Call (1) USD 15,000 (ÿ) 230
JPMorgan Chase Aug 2020 102.88
Call (5,000,000) USD 5,000 (ÿ) 38
JPMorgan Chase Aug 2020 104.03
Call (1) USD 51,000 (ÿ) 538
JPMorgan Chase Aug 2020 105.16
Call (1) USD 27,000 (ÿ) 82
JPMorgan Chase Aug 2020 106.00
Call (1) USD 32,000 (ÿ) 80
JPMorgan Chase Sep 2020 104.25
Call (1) USD 39,000 (ÿ) 279
JPMorgan Chase Sep 2020 105.08
Call (1) USD 164,000 (ÿ) 841
JPMorgan Chase Aug 2020 103.60
Put (1) USD 10,000 (ÿ) —
JPMorgan Chase Aug 2020 105.22
Put (1) USD 3,000 (ÿ) —
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,089, 06/16/25)
Bank of America Jun 2025 0.00
Call (1)
3,089
(ÿ)
523
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,004, 06/10/30)
Bank of America Jun 2030 0.00
Call (1)
2,004
(ÿ)
471
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,457, 06/17/30)
Bank of America Jun 2030 0.00
Call (1)
2,457
(ÿ)
579
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,152, 06/17/30)
Bank of America Jun 2030 0.00
Call (1)
6,152
(ÿ)
538
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 7,470, 06/04/25)
Bank of America Jun 2025 0.00
Call (1)
7,470
(ÿ)
1,519
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
6,201
(ÿ)
1,217
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
6,050
(ÿ)
1,614
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
5,672
(ÿ)
1,675
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
6,126
(ÿ)
1,409
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
3,819
(ÿ)
1,214
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
4,084
(ÿ)
972
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 7,562, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,562
(ÿ)
939

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
382 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 2,440, 01/21/25)
Bank of America Jan 2025 0.00
Call (1)
2,440
(ÿ)
828
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
11,344
(ÿ)
1,519
(Citigroup, USD 0.687%/USD 3 Month
LIBOR, USD 18,467, 08/03/20)
Citigroup Aug 2020 0.00 Call (1)
18,467
(ÿ)
288
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Call (1)
6,050
(ÿ)
1,369
(Goldman Sachs, USD 0.300%/USD 3
Month LIBOR, USD 1,294, 08/10/20)
Goldman Sachs Aug 2020 0.00
Call (1)
1,294
(ÿ)
3
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,574, 06/16/25)
Goldman Sachs Jun 2025 0.00
Call (1)
2,574
(ÿ)
436
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 4,044, 06/04/30)
Goldman Sachs Jun 2030 0.00
Call (1)
4,044
(ÿ)
700
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 5,565, 06/10/30)
Goldman Sachs Jun 2030 0.00
Call (1)
5,565
(ÿ)
508
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
1,966
(ÿ)
518
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
5,672
(ÿ)
1,630
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
3,781
(ÿ)
1,126
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
5,672
(ÿ)
1,693
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
2,312
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
7,562
(ÿ)
2,335
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,041
(ÿ)
1,298
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
11,343
(ÿ)
1,380
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 7,562, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
7,562
(ÿ)
947
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
9,453
(ÿ)
1,227
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,313, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,313
(ÿ)
204
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,536, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,536
(ÿ)
596
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Call (1)
5,294
(ÿ)
1,325
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 2,579, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Call (1)
2,579
(ÿ)
652
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
6,050
(ÿ)
1,575
(Bank of America, USD 3 Month LIBOR/
USD 0.933%, USD 29,646, 09/25/20)
Bank of America Sep 2020 0.00
Put (1)
29,646
(ÿ)
385
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,089, 06/16/25)
Bank of America Jun 2025 0.00
Put (1)
3,089
(ÿ)
386
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,004, 06/10/30)
Bank of America Jun 2030 0.00
Put (1)
2,004
(ÿ)
300
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,457, 06/17/30)
Bank of America Jun 2030 0.00
Put (1)
2,457
(ÿ)
369
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,152, 06/17/30)
Bank of America Jun 2030 0.00
Put (1)
6,152
(ÿ)
390
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 7,470, 06/04/25)
Bank of America Jun 2025 0.00
Put (1)
7,470
(ÿ)
752
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 6,201, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
6,201
(ÿ)
510
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 6,050, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
6,050
(ÿ)
399
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 5,672, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
5,672
(ÿ)
320
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 6,126, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
6,126
(ÿ)
408
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 3,819, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
3,819
(ÿ)
190
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 4,084, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
4,084
(ÿ)
259
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 7,562, 09/19/29)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 383
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank of America Sep 2029 0.00
Put (1)
7,562
(ÿ)
283
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 2,440, 01/21/25)
Bank of America Jan 2025 0.00
Put (1)
2,440
(ÿ)
108
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 11,344, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
11,344
(ÿ)
383
(Barclays, USD 3 Month LIBOR/USD
0.353%, USD 97,000, 08/13/20)
Barclays Aug 2020 0.00 Put (1)
96,999
(ÿ)
8
(Citigroup, USD 3 Month LIBOR/USD
0.687%, USD 18,467, 08/03/20)
Citigroup Aug 2020 0.00 Put (1)
18,467
(ÿ)
—
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 6,050, 10/02/29)
Citigroup Oct 2029 0.00 Put (1)
6,050
(ÿ)
413
(Goldman Sachs, USD 3 Month LIBOR/
USD 0.300%, USD 1,294, 08/10/20)
Goldman Sachs Aug 2020 0.00
Put (1)
1,294
(ÿ)
—
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,574, 06/16/25)
Goldman Sachs Jun 2025 0.00
Put (1)
2,574
(ÿ)
322
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 4,044, 06/04/30)
Goldman Sachs Jun 2030 0.00
Put (1)
4,044
(ÿ)
416
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 5,565, 06/10/30)
Goldman Sachs Jun 2030 0.00
Put (1)
5,565
(ÿ)
336
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 1,966, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
1,966
(ÿ)
132
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 5,672, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
5,672
(ÿ)
335
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 3,781, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
3,781
(ÿ)
212
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 5,672, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
5,672
(ÿ)
313
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 7,562, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
402
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 7,562, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
7,562
(ÿ)
396
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 11,041, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,041
(ÿ)
445
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 11,343, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
11,343
(ÿ)
438
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 7,562, 09/20/29)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Goldman Sachs Sep 2029 0.00
Put (1)
7,562
(ÿ)
280
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 9,453, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
9,453
(ÿ)
335
(JP Morgan, USD 3 Month LIBOR/USD
0.780%, USD 10,676, 09/24/20)
JPMorgan Chase Sep 2020 0.00
Put (1)
10,676
(ÿ)
308
(JP Morgan, USD 3 Month LIBOR/USD
0.898%, USD 17,788, 09/25/20)
JPMorgan Chase Sep 2020 0.00
Put (1)
17,788
(ÿ)
283
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,313, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,313
(ÿ)
145
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,536, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,536
(ÿ)
396
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 5,294, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
5,294
(ÿ)
314
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 2,579, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Put (1)
2,579
(ÿ)
158
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 6,050, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
6,050
(ÿ)
337
Total Options Purchased
(cost $45,904) 54,878
Warrants and Rights - 0.0%
Cellnex Telecom SA(Æ)
2021 Rights 968 4
Total Warrants and Rights
(cost $—) 4
Short-Term Investments - 16.9%
AP Exhaust Acquisition LLC Term Loan
0.000% due 09/30/20 (Ê)(v) (
ƕ
)
13
13
10.000% due 09/30/20 (Ê)
92
92
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21
BRL 1,140
227
Cardtronics, Inc.
1.000% due 12/01/20
1,023
1,014
Charming Charlie, Inc. Term Loan
0.000% due 05/15/21 (~)(Ê)(Š)(v)
5
2
Colony Capital, Inc.
3.875% due 01/15/21
168
166
Encore Capital Group, Inc.
2.875% due 03/15/21
1,515
1,492
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21
IDR 21,096,000
1,498
Invacare Corp.
5.000% due 02/15/21
211
200
Jason, Inc. 1st Lien Term Loan
5.000% due 06/30/21 (Ê)
258
134
5.500% due 06/30/21 (Ê)
90
47

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
384 Multi-Strategy Income Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
New Constellis Borrower LLC Term Loan
11.000% due 06/30/21 (Ê)
152
149
PRA Group, Inc.
3.000% due 08/01/20 (ç)
1,239
1,239
Russian Federal Bond - OFZ
Series 6205
7.600% due 04/14/21
RUB 45,640
630
Spirit Realty Capital, Inc.
3.750% due 05/15/21
275
276
Tutor Perini Corp.
2.875% due 06/15/21
746
723
U.S. Cash Management Fund(@)
106,137,711
(∞)
106,127
United States Treasury Bills
0.009% due 08/06/20 (ç)(ž)
931
931
0.101% due 08/11/20 (ç)(ž)
2,904
2,904
0.064% due 08/13/20 (ž)
310
310
0.000% due 08/20/20 (ç)(ž)
470
470
0.127% due 08/25/20 (ç)(ž)
2,155
2,155
0.081% due 08/27/20 (ž)
670
670
0.131% due 09/08/20 (ç)(ž)
330
330
0.005% due 09/10/20 (ç)(ž)
3,047
3,047
0.151% due 09/15/20 (ç)(ž)
507
507
0.089% due 09/24/20 (ž)
2,250
2,250
0.089% due 10/08/20 (ž)
2,828
2,828
0.000% due 10/15/20 (ž)
1,284
1,284
0.090% due 10/22/20 (ž)
1,716
1,716
0.093% due 10/27/20 (ž)
3,195
3,194
0.099% due 12/03/20 (ž)
4,465
4,463
0.097% due 12/10/20 (ž)
630
630
0.099% due 12/17/20 (ž)
710
710
0.097% due 01/07/21 (ž)
1,425
1,424
0.101% due 01/21/21 (ž)
295
295
VEREIT, Inc.
3.750% due 12/15/20
653
653
Verint Systems, Inc.
1.500% due 06/01/21
1,060
1,061
Total Short-Term Investments
(cost $146,251) 145,861
Other Securities - 1.6%
U.S. Cash Collateral Fund(×)(@)
14,121,616
(∞)
14,122
Total Other Securities
(cost $14,122) 14,122
Total Investments - 108.6%
(identified cost $936,151) 934,757
Other Assets and Liabilities,
Net - (8.6)%
(74,170)
Net Assets - 100.0%
860,587

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 385
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
5.1%
Adyen NV 06/17/20 EUR 342 1,414.65 484
571
Aena SA 11/09/15 EUR 2,963 123.73 367
386
Apollo Management Holdings, LP 12/10/19 122,000 100.42 123
113
AXA SA 01/14/19 400,000 106.15 425
531
Bank of China (Hong Kong), Ltd. 09/11/18 800,000 100.09 800
855
BHP Billiton Finance USA, Ltd. 07/15/16 650,000 112.16 729
768
BNP Paribas SA 07/14/16 200,000 102.30 205
205
BNP Paribas SA 07/14/16 300,000 113.00 339
326
BNP Paribas SA 08/13/18 500,000 105.48 527
556
Carel Industries SpA 06/17/20 EUR 33,699 17.28 582
637
Cellnex Telecom SA 01/23/20 EUR 968 50.25 49
61
CGN Power Co., Ltd. 09/23/19 HKD 523,000 0.26 136
110
Chefs' Warehouse Holdings, Inc. 05/19/20 644,000 78.19 504
415
Credit Agricole SA 02/03/16 600,000 102.61 616
699
Credit Agricole SA 03/12/19 200,000 107.50 215
219
Credit Suisse Group AG 07/09/18 600,000 101.99 612
633
Credit Suisse Group AG 08/14/19 300,000 100.00 300
316
Credit Suisse Group AG 10/15/19 200,000 108.41 217
213
Dai-ichi Life Insurance Co., Ltd. (The) 07/13/16 200,000 100.00 200
217
Dai-ichi Life Insurance Co., Ltd. (The) 09/18/17 300,000 107.41 322
337
Dai-ichi Life Insurance Co., Ltd. (The) 09/20/17 450,000 113.10 509
474
Dairy Farmers of America, Inc. 08/05/16 2,500 106.50 267
220
Dairy Farmers of America, Inc. 03/20/17 2,100 106.88 224
185
Dresdner Funding Trust I 07/18/16 300,000 114.43 343
420
Electricite de France SA 03/08/19 100,000 97.65 98
106
Enel SpA 12/07/16 450,000 114.35 515
522
Entra ASA 11/01/16 NOK 10,614 10.59 112
150
ESR Cayman, Ltd. 12/17/19 HKD 69,800 2.22 155
172
Farm Credit Bank of Texas 07/18/16 5,596 106.13 594
588
Farm Credit Bank of Texas 07/15/20 275,000 100.14 275
289
Fortive Corp. 11/21/19 1,553,000 97.38 1,512
1,544
GC EOS Buyer, Inc. 07/17/20 130,000 95.23 124
124
Granite Point Mortgage Trust, Inc. 12/07/17 679,000 91.19 619
536
Guess?, Inc. 05/27/20 1,095,000 69.39 760
745
GVS SpA 06/26/20 EUR 16,291 11.15 182
212
Hanwha Life Insurance Co., Ltd. 04/16/18 200,000 100.00 200
205
High Ridge Brands Co. 03/17/17 1,640,000 98.75 1,619
49
HSBC Capital Funding, LP 07/14/16 325,000 145.95 474
518
Hydro One, Ltd. 01/31/20 CAD 2,093 20.46 43
45
Instone Real Estate Group AG 03/28/19 EUR 6,810 24.26 165
175
j2 Global, Inc. 07/29/20 261,000 75.96 198
198
JPMorgan Chase Commercial Mortgage Securities Trust 04/11/19 158,000 98.01 155
78
Land O'Lakes, Inc. 03/28/17 185,000 100.00 185
170
LCM XVIII, LP 04/12/18 500,000 100.00 500
402
Liberty Latin America, Ltd. 06/09/20 63,000 84.12 53
54
Marble Point CLO XII, Ltd. 04/10/18 700,000 100.00 700
529
Meiji Yasuda Life Insurance Co. 05/30/18 200,000 102.88 206
228
MetLife Capital Trust IV 07/15/16 700,000 121.99 854
945
MetLife, Inc. 07/14/16 425,000 139.56 593
631
Mitsui Sumitomo Insurance Co., Ltd. 02/27/19 400,000 100.00 400
472
Mitsui Sumitomo Insurance Co., Ltd. 05/07/20 100,000 107.62 108
108
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 716,000 85.90 615
318
Morgan Stanley Capital I Trust 07/26/17 496,000 88.52 439
219
Morgan Stanley Capital I Trust 08/21/17 586,000 87.91 515
244
Netcompany Group A/S 06/17/20 DKK 29,428 63.21 1,860
2,124
Nippon Life Insurance Co. 01/13/16 300,000 99.68 299
341
Nippon Life Insurance Co. 05/30/18 205,000 102.97 211
219
Nippon Life Insurance Co. 02/08/19 300,000 102.67 308
339
Nippon Life Insurance Co. 01/15/20 200,000 100.00 200
213
Nutanix, Inc. 05/06/20 783,000 87.76 687
721
On the Beach Group PLC 06/17/20 GBP 171,836 3.69 634
629
One Call Corp. 02/19/19 8,480,309 88.96 7,543
7,631
Orsted A/S 05/25/18 DKK 2,453 72.96 179
351
Pluralsight, Inc. 01/15/20 845,000 86.63 732
780
QBE Insurance Group, Ltd. 05/05/20 200,000 100.00 200
210
SBL Holdings LLC 02/04/20 140,000 100.00 140
117
Societe Generale SA 09/21/17 200,000 108.55 217
204

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
386 Multi-Strategy Income Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
Societe Generale SA 02/07/18 200,000 111.95 224
213
Societe Generale SA 06/05/20 200,000 100.75 202
201
Sompo Japan Insurance, Inc. 02/09/18 200,000 105.66 211
217
Sound Point CLO III-R, Ltd. 01/09/19 500,000 96.29 481
312
Sound Point CLO XIX, Ltd. 03/27/18 700,000 99.14 694
502
Standard Chartered PLC 02/07/18 200,000 109.87 220
211
Standard Chartered PLC 10/11/18 200,000 101.25 203
207
Steele Creek CLO, Ltd. 03/28/18 1,125,000 100.00 1,125
746
Sumitomo Life Insurance Co. 06/14/18 200,000 108.95 218
227
Swiss Re Finance (Luxembourg) SA 03/26/19 400,000 100.00 400
451
Trinitas CLO VIII, Ltd. 07/11/19 250,000 90.54 226
193
Trinitas CLO X, Ltd. 03/15/19 550,000 95.39 525
481
UBS Group Funding Switzerland AG 01/28/19 400,000 100.00 400
424
UBS-Barclays Commercial Mortgage Trust 10/18/17 66,000 71.01 47
35
VAT Group AG 06/17/20 CHF 2,674 178.22 477
510
Vonage Holdings Corp. 01/09/20 1,140,000 88.94 1,014
1,156
Western Digital Corp. 01/28/19 1,377,000 91.26 1,257
1,330
WFRBS Commercial Mortgage Trust 11/01/17 31,000 88.92 28
17
Worldline SA 06/17/20 EUR 18,787 81.62 1,533
1,621
Yellow Cake PLC 07/08/19 GBP 221,611 2.60 575
636
Zais CLO 11, Ltd. 11/16/18 750,000 97.28 730
306
43,918
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 387
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AgroFresh, Inc. Term Loan B USD 3 Month LIBOR 6.000
Air Methods Corp. Term Loan B USD 3 Month LIBOR 3.500
Albea Beauty Holdings SA Term Loan B2 USD 3 Month LIBOR 3.000
Almonde, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alterra Mountain Comp. Term Loan B USD 1 Month LIBOR 4.500
Alvogen Group, Inc. Extended Term Loan USD 6 Month LIBOR 5.250
American Airlines, Inc. Term Loan USD 1 Month LIBOR 1.750
American International Group, Inc. USD 3 Month LIBOR 4.195
American International Group, Inc. USD 3 Month LIBOR 2.868
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
AP Exhaust Acquisition LLC Term Loan USD 6 Month LIBOR 33.000
AP Exhaust Acquisition LLC Term Loan USD 3 Month LIBOR 0.000
AP Exhaust Acquisition LLC Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 3 Month LIBOR 5.000
AP Gaming I LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
AP Gaming I LLC 1st Lien Term Loan B USD 3 Month LIBOR 13.000
Apollo Management Holdings, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.266
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
AppLovin Corp. Incremental Term Loan B USD 1 Month LIBOR 4.000
APRO LLC Term Loan B USD 2 Month LIBOR 4.000
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Aristocrat Leisure, Ltd. Incremental Term Loan B USD 3 Month LIBOR 3.750
Assurant, Inc. USD 3 Month LIBOR 4.135
AssuredPartners, Inc. Term Loan B USD 1 Month LIBOR 3.500
AXA SA USD 3 Month LIBOR 2.256
AXIS Specialty Finance LLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.186
Banco Bilbao Vizcaya Argentaria SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.192
Bank of America Corp. USD 3 Month LIBOR 3.705
Bank of America Corp. USD 3 Month LIBOR 4.174
Bank of America Corp. USD 3 Month LIBOR 2.931
Bank of America Corp. USD 3 Month LIBOR 3.898
Bank of China (Hong Kong), Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.036
Bank of New York Mellon Corp. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.358
Bank of Nova Scotia (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.551
Barclays PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.772
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
Big Ass Fans LLC Repricing Term Loan USD 3 Month LIBOR 3.750
BI-LO, LLC Term Loan B USD 3 Month LIBOR 8.000
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.314
BNP Paribas SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.150
BNP Paribas SA USD 3 Month LIBOR 1.290
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
388 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
BP Capital Markets PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.398
BP Capital Markets PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.036
BroadStreet Partners, Inc. Term Loan B USD 1 Week LIBOR 3.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Caesars Resort Collection LLC Term Loan USD 3 Month LIBOR 4.500
Caesars Resort Collection LLC Term Loan USD 3 Month LIBOR 4.500
Cambium Learning Group, Inc. Term Loan USD 3 Month LIBOR 4.500
Cardtronics USA, Inc. Term Loan B USD 1 Month LIBOR 4.000
Carestream Health, Inc. Extended Term Loan USD 3 Month LIBOR 6.750
Castle US Holding Corp. Term Loan B USD 1 Month LIBOR 3.750
CenturyLink, Inc. Term Loan B USD 1 Month LIBOR 2.250
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Charles Schwab Corp. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.971
Charter Communications Operating LLC Term Loan B2 USD 1 Month LIBOR 1.750
Citigroup, Inc. USD 3 Month LIBOR 4.517
Citigroup, Inc. USD 3 Month LIBOR 4.095
Citigroup, Inc. USD 3 Month LIBOR 3.905
Citigroup, Inc. USD 3 Month LIBOR 4.230
Citigroup, Inc. USD 3 Month LIBOR 4.068
Citizens Financial Group, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.313
CMS Energy Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.116
CoBank ACB USD 3 Month LIBOR 4.660
Comerica, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.291
Cornerstone OnDemand, Inc. Term Loan B USD 1 Month LIBOR 4.250
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.898
Credit Agricole SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.185
Credit Suisse Group AG
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.332
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.108
Credit Suisse Group AG
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.822
Credit Suisse Group AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.600
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Cvent, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.660
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 3.680
Dai-ichi Life Insurance Co., Ltd. (The) USD 3 Month LIBOR 4.560
Deliver Buyer, Inc. Term Loan B USD 3 Month LIBOR 6.250
Delta Air Lines, Inc. Term Loan USD 3 Month LIBOR 4.750
Discover Financial Services
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.783
DNB Bank ASA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.080
Dominion Energy, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.993
Douglas Dynamics, Inc. Term Loan B USD 1 Month LIBOR 3.750
Duke Energy Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.388
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 389
Variable Rate Securities
Securities Referenced Rate Spread %
ECI Macola/Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola/Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Electricite de France SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 3.041
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750
Emera, Inc. USD 3 Month LIBOR 5.440
Enbridge, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.314
Enbridge, Inc. USD 3 Month LIBOR 3.890
Enbridge, Inc. USD 3 Month LIBOR 3.641
Enel SpA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.880
Energy Transfer Operating, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.306
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 3.750
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.950
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.300
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.450
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 6.600
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fifth Third Bancorp
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.215
Formula One Management, Ltd. Term Loan B USD 1 Month LIBOR 2.500
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.550

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
390 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.650
Froneri, Ltd. Term Loan USD 1 Month LIBOR 2.250
Fukoku Mutual Life Insurance Co. USD 3 Month LIBOR 4.370
General Electric Co. USD 3 Month LIBOR 3.330
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 4.850
Ginnie Mae REMICS USD 1 Month LIBOR 6.690
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Goldman Sachs Group, Inc. (The)
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.623
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guidehouse LLP 1st Lien Term Loan USD 1 Month LIBOR 4.500

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 391
Variable Rate Securities
Securities Referenced Rate Spread %
Hanwha Life Insurance Co., Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.000
Helios Software Holdings, Inc. Term Loan USD 6 Month LIBOR 4.250
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HSBC Capital Funding, LP USD 3 Month LIBOR 4.980
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 4.368
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 3.606
HSBC Holdings PLC USD ICE Swap Rate NY 5 Year Rate 5.514
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Huntington Bancshares, Inc.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 4.945
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
ING Groep NV
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.342
Ingersoll-Rand PLC Term Loan B USD 1 Month LIBOR 1.750
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jane Street Group LLC Term Loan USD 1 Month LIBOR 3.000
Jason, Inc. 1st Lien Term Loan USD 2 Month LIBOR 4.500
Jason, Inc. 1st Lien Term Loan USD 2 Month LIBOR 4.500
JPMorgan Chase & Co. Secured Overnight Financing Rate 3.380
JPMorgan Chase & Co. USD 3 Month LIBOR 3.780
JPMorgan Chase & Co. USD 3 Month LIBOR 3.330
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
La Mondiale SAM USD ICE Swap Rate NY 5 Year Rate 4.482
LCM XVIII, LP USD 3 Month LIBOR 5.950
LifeScan Global Corp. 1st Lien Term Loan USD 6 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Lloyds Banking Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.760
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Marble Point CLO XII, Ltd. USD 3 Month LIBOR 6.000
Markel Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.662
Mavis Tire Express Services Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
Meiji Yasuda Life Insurance Co.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.230
MetLife, Inc. USD 3 Month LIBOR 2.959
MH Sub I LLC 1st Lien Term Loan USD 3 Month LIBOR 3.500
MH Sub I LLC Incremental Term Loan USD 3 Month LIBOR 3.750
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitsui Sumitomo Insurance Co., Ltd. USD 3 Month LIBOR 5.900
Mitsui Sumitomo Insurance Co., Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.256
Morgan Stanley USD 3 Month LIBOR 3.810
MTN Infrastructure TopCo, Inc. Term Loan B USD 1 Month LIBOR 4.000
Navistar International Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
New Constellis Borrower LLC 2nd Lien Term Loan USD 6 Month LIBOR 0.000
New Constellis Borrower LLC Term Loan USD 1 Month LIBOR 7.500
New Constellis Borrower LLC Term Loan USD 1 Month LIBOR 10.000
NextEra Energy Capital Holdings, Inc. USD 3 Month LIBOR 3.156
NFP Corp. Term Loan USD 1 Month LIBOR 3.250

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
392 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.650
Nippon Life Insurance Co. USD ICE Swap Rate NY 5 Year Rate 3.750
Nippon Life Insurance Co.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 2.612
Nippon Life Insurance Co. USD 3 Month LIBOR 4.240
NN, Inc. 1st Lien Term Loan USD 1 Month LIBOR 5.750
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 3.750
PG&E Corp. 2020 Exit Term Loan B USD 3 Month LIBOR 4.500
Phoenix Group Holdings PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.035
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC Term Loan B1 USD 12 Month LIBOR 3.250
Prudential Financial, Inc. USD 3 Month LIBOR 3.920
Prudential Financial, Inc. USD 3 Month LIBOR 3.040
Pug LLC Term Loan USD 1 Month LIBOR 3.500
QBE Insurance Group, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 10 Year Rate 4.300
QBE Insurance Group, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.513
QBE Insurance Group, Ltd. USD ICE Swap Rate NY 10 Year Rate 4.395
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Rackspace Hosting, Inc. 1st Lien Term Loan USD 2 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Regions Financial Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.430
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Royal Bank of Scotland Group PLC USD 3 Month LIBOR 2.500
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.720
Royal Bank of Scotland Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 7.598
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
SBL Holdings LLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.580
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Sempra Energy
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.550
SMG US Midco 2, Inc. Term Loan B USD 3 Month LIBOR 2.500
SMG US Midco 2, Inc. Term Loan B USD 3 Month LIBOR 2.500
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.979
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.238
Societe Generale SA
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 3.929
Solvay Acetow Gmbh Term Loan USD 3 Month LIBOR 5.500
Sompo Japan Insurance, Inc. USD 3 Month LIBOR 4.270
SonicWALL US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Sound Point CLO XIX, Ltd. USD 3 Month LIBOR 5.650

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 393
Variable Rate Securities
Securities Referenced Rate Spread %
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 6.301
Standard Chartered PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.723
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steele Creek CLO, Ltd. USD 3 Month LIBOR 5.750
Sumitomo Life Insurance Co. USD 3 Month LIBOR 4.440
SuperMoose Borrower LLC 1st Lien Term Loan USD 3 Month LIBOR 2.750
Surf Holdings, LLC USD Term Loan USD 3 Month LIBOR 3.500
Svenska Handelsbanken AB
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.689
Swiss Re Finance (Luxembourg) SA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.582
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250
TIBCO Software, Inc. Term Loan B USD 1 Month LIBOR 3.750
Trader Corporation Term Loan B USD 1 Month LIBOR 3.000
Trans Union LLC Term Loan B5 USD 1 Month LIBOR 1.750
TransCanada Trust USD 3 Month LIBOR 4.640
TransCanada Trust USD 3 Month LIBOR 4.154
TransDigm Group, Inc. Term Loan F USD 1 Month LIBOR 2.250
Trinitas CLO VIII, Ltd. USD 3 Month LIBOR 5.900
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
Truist Financial Corp. USD 3 Month LIBOR 2.786
Truist Financial Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.003
Truist Financial Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.605
Truist Financial Corp.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 10 Year 4.349
Twin River Worldwide Holdings, Inc. 2020 Incremental Term Loan B1 USD 1 Month LIBOR 8.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.344
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.590
UBS Group Funding Switzerland AG
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.883
UFC Holdings LLC 2020 Incremental Term Loan USD 3 Month LIBOR 3.250
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univision Communications, Inc. Term Loan B USD 1 Month LIBOR 3.750
UPC Financing Partnership Term Loan B USD 1 Month LIBOR 2.250
Upstream Newco, Inc. Term Loan USD 1 Month LIBOR 4.500
US Anesthesia Partners, Inc. Term Loan USD 3 Month LIBOR 3.000
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vero Parent, Inc. Term Loan B USD 3 Month LIBOR 6.000
Vertafore, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
VIVAT NV
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.174
Vodafone Group PLC
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 4.873
Voya Financial, Inc. USD 3 Month LIBOR 3.580
VS Buyer LLC Term Loan B USD 3 Month LIBOR 3.250
Wells Fargo & Co. USD 3 Month LIBOR 3.990
Whatabrands LLC Term Loan B USD 1 Month LIBOR 2.750

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
394 Multi-Strategy Income Fund
Variable Rate Securities
Securities Referenced Rate Spread %
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
William Morris Endeavor Entertainment LLC Term Loan B2 USD 1 Month LIBOR 8.500
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 3 Month LIBOR 5.000
Zais CLO 11, Ltd. USD 3 Month LIBOR 6.760
Zayo Group Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 2 EUR 217 08/20
(16)
Australia 10 Year Government Bond Futures 63 AUD 9,416 09/20
62
CAC40 Euro Index Futures 13 EUR 622 08/20
(48)
DAX Index Futures 1 EUR 309 09/20
2
EURO STOXX 50 Index Futures 12 EUR 382 09/20
(2)
FTSE 100 Index Futures 306 GBP 18,013 09/20
(783)
FTSE/MIB Index Futures 1 EUR 95 09/20
(3)
IBEX 35 Index Futures 2 EUR 138 08/20
(12)
Japan 10 Year Government Bond Futures 8 JPY 1,218,960 09/20
30
Long Gilt Futures 17 GBP 2,355 09/20
29
MSCI EAFE Index Futures 20 USD 1,814 09/20
35
MSCI Emerging Markets Index Futures 694 USD 37,104 09/20
2,763
OMXS30 Index Futures 8 SEK 1,368 08/20
(4)
S&P 400 E-Mini Index Futures 5 USD 930 09/20
39
S&P 500 E-Mini Index Futures 113 USD 18,439 09/20
932
S&P Consumer Discretionary Select Sector Index Futures 68 USD 9,385 09/20
801
S&P Energy Select Sector Index Futures 153 USD 5,696 09/20
(532)
S&P Financial Select Sector Index Futures 581 USD 42,878 09/20
92
SPI 200 Index Futures 40 AUD 5,878 09/20
12
United States Treasury Long Bond Futures 853 USD 155,486 09/20
5,608
Short Positions
Canadian 10 Year Government Bond Futures 84 CAD 12,995 09/20
(94)
Euro-Bund Futures 45 EUR 7,988 09/20
(135)
FTSE 250 Index Futures 24 GBP 811 09/20
(8)
MSCI EAFE Index Futures 81 USD 7,345 09/20
(172)
MSCI Emerging Markets Index Futures 44 USD 2,352 09/20
(205)
MSCI Singapore Index Futures 109 SGD 3,130 08/20
57
NASDAQ 100 E-Mini Index Futures 152 USD 33,108 09/20
(3,866)
Russell 2000 E-Mini Index Futures 1,260 USD 93,101 09/20
(6,113)
S&P 400 E-Mini Index Futures 2 USD 372 09/20
(20)
S&P 500 E-Mini Index Futures 17 USD 2,774 09/20
(184)
S&P Utilities Select Sector Index Futures 183 USD 11,196 09/20
(385)
S&P/TSX 60 Index Futures 150 CAD 28,962 09/20
(614)
TOPIX Index Futures 424 JPY 6,345,159 09/20
5,258
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
2,524
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Call 1 105.22 USD 3,000 08/06/20
(18)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 395
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.09 USD 15,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.47 USD 10,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.88 USD 5,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.04 USD 10,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.03 USD 51,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.16 USD 27,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 106.00 USD 32,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.25 USD 39,000 09/08/20
(26)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.08 USD 164,000 09/08/20
(34)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month
LIBOR/USD 0.920%, USD
2,758, 03/25/30
Bank of America
Call 2 0.00 5,516 03/25/30
(384)
Bank of America, USD 3 Month
LIBOR/USD 0.933%, USD
29,646, 09/25/20
Bank of America
Call 1 0.00 29,646 09/25/20
(1,668)
Bank of America, USD 3 Month
LIBOR/USD 1.235%, USD
21,872, 03/19/25
Bank of America
Call 1 0.00 21,872 03/19/25
(371)
Barclays, USD 3 Month LIBOR/USD
0.353%, USD 97,000, 08/13/20
Barclays
Call 1 0.00 96,999 08/13/20
(460)
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 8,722,
03/26/30
Goldman Sachs
Call 1 0.00 8,722 03/26/30
(600)
JP Morgan, USD 3 Month LIBOR/USD
0.780%, USD 10,676, 09/24/20
JPMorgan Chase
Call 1 0.00 10,676 09/24/20
(314)
JP Morgan, USD 3 Month LIBOR/USD
0.898%, USD 17,788, 09/25/20
JPMorgan Chase
Call 1 0.00 17,788 09/25/20
(876)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 35,576, 03/25/27
JPMorgan Chase
Call 1 0.00 35,576 03/25/27
(245)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 4,387,
03/25/30
Morgan Stanley
Call 1 0.00 4,387 03/25/30
(297)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 4,387,
03/25/30
Morgan Stanley
Call 1 0.00 4,387 03/25/30
(300)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 21,933, 03/25/25
UBS
Call 1 0.00 21,933 03/25/25
(140)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 2,758,
03/25/30
Bank of America
Put 2 0.00 5,516 03/25/30
(414)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 21,872,
03/19/25
Bank of America
Put 1 0.00 21,872 03/19/25
(116)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 8,722,
03/26/30
Goldman Sachs
Put 1 0.00 8,722 03/26/30
(660)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 35,576, 03/25/27
JPMorgan Chase
Put 1 0.00 35,576 03/25/27
(199)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 4,387,
03/25/30
Morgan Stanley
Put 1 0.00 4,387 03/25/30
(337)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 4,387,
03/25/30
Morgan Stanley
Put 1 0.00 4,387 03/25/30
(334)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 21,933, 03/25/25
UBS
Put 1 0.00 21,933 03/25/25
(78)
Total Liability for Options Written (premiums received $9,119) (å)
(7,871)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
396 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 2,398 AUD 3,497 08/24/20 101
Bank of America USD 110 CHF 100 08/04/20 (1)
Bank of America USD 58 DKK 362 08/04/20 —
Bank of America USD 2,232 JPY 235,167 08/04/20 (10)
Bank of America USD 65 NOK 596 08/24/20 —
Bank of America USD 1 PLN 5 08/03/20 —
Bank of America USD 2 PLN 6 08/04/20 —
Bank of America AUD 856 USD 614 08/04/20 3
Bank of America AUD 5,329 USD 3,800 08/24/20 (8)
Bank of America CAD 1,532 USD 1,141 08/05/20 (2)
Bank of America CAD 8,162 USD 6,000 09/16/20 (94)
Bank of America EUR 4 USD 5 08/04/20 —
Bank of America EUR 314 USD 372 08/04/20 2
Bank of America EUR 25,914 USD 29,044 09/16/20 (1,509)
Bank of America GBP 88 USD 115 08/04/20 —
Bank of America NOK 12,538 USD 1,293 08/24/20 (84)
Bank of America SEK 941 USD 107 08/04/20 —
Bank of New York USD 1,658 CHF 1,562 09/16/20 53
Bank of New York USD 6,856 EUR 6,026 09/16/20 248
Bank of New York USD 5,851 GBP 4,584 09/16/20 152
Bank of New York USD 14 NZD 22 08/24/20 —
Bank of New York USD 2,402 NZD 3,717 08/24/20 63
Bank of New York CAD 3,688 USD 2,756 09/16/20 2
Bank of New York JPY 751,402 USD 7,019 09/16/20 (83)
Bank of New York NZD 82 USD 55 08/24/20 —
Bank of New York ZAR 4,878 USD 288 08/05/20 2
Citigroup USD 1,657 CHF 1,562 09/16/20 53
Citigroup USD 6,865 EUR 6,026 09/16/20 239
Citigroup USD 20 GBP 16 08/24/20 1
Citigroup USD 1,291 GBP 1,025 08/24/20 51
Citigroup USD 5,849 GBP 4,584 09/16/20 153
Citigroup USD 14 JPY 1,472 08/24/20 —
Citigroup USD 1,280 JPY 137,749 08/24/20 22
Citigroup CAD 3,688 USD 2,748 09/16/20 (5)
Citigroup CNY 118,694 USD 16,676 09/16/20 (268)
Citigroup GBP 28 USD 37 08/24/20 —
Citigroup JPY 394,896 USD 3,682 08/24/20 (49)
Citigroup JPY 751,402 USD 7,018 09/16/20 (84)
Citigroup KRW 7,859,050 USD 6,535 09/16/20 (42)
HSBC USD 3,228 BRL 15,876 10/02/20 (192)
HSBC USD 572 CLP 439,677 08/24/20 9
HSBC USD 340 CNY 2,408 08/24/20 4
HSBC USD 513 CNY 3,690 08/24/20 15
HSBC USD 605 CNY 4,288 08/24/20 8
HSBC USD 606 CNY 4,303 08/24/20 9
HSBC USD 589 CNY 4,134 10/29/20 —
HSBC USD 2,087 CNY 14,689 10/29/20 4
HSBC USD 145 CZK 3,378 10/08/20 7
HSBC USD 1,593 HUF 495,911 10/08/20 102
HSBC USD 184 IDR 2,946,418 08/24/20 16
HSBC USD 1,136 IDR 16,531,492 08/24/20 (16)
HSBC USD 3 MXN 63 09/10/20 —
HSBC USD 67 MXN 1,471 09/10/20 (1)
HSBC USD 67 MXN 1,473 09/10/20 (1)
HSBC USD 67 MXN 1,470 09/10/20 (1)
HSBC USD 67 MXN 1,473 09/10/20 (1)
HSBC USD 67 MXN 1,472 09/10/20 (1)
HSBC USD 67 MXN 1,469 09/10/20 (1)
HSBC USD 67 MXN 1,470 09/10/20 (1)
HSBC USD 67 MXN 1,473 09/10/20 (1)
HSBC USD 67 MXN 1,473 09/10/20 (1)
HSBC USD 67 MXN 1,470 09/10/20 (1)
HSBC USD 67 MXN 1,470 09/10/20 (1)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 397
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 67 MXN 1,473 09/10/20 (1)
HSBC USD 67 MXN 1,469 09/10/20 (1)
HSBC USD 67 MXN 1,467 09/10/20 (2)
HSBC USD 67 MXN 1,473 09/10/20 (1)
HSBC USD 67 MXN 1,475 09/10/20 (1)
HSBC USD 71 MXN 1,550 09/10/20 (1)
HSBC USD 134 MXN 2,940 09/10/20 (3)
HSBC USD 142 MXN 3,233 09/10/20 2
HSBC USD 213 MXN 4,815 09/10/20 2
HSBC USD 900 MXN 19,705 09/10/20 (19)
HSBC USD 89 PHP 4,397 08/04/20 1
HSBC USD 4,588 PLN 18,017 10/13/20 224
HSBC USD 15 RON 67 08/25/20 2
HSBC USD 27 RON 123 08/25/20 3
HSBC USD 105 RON 477 08/25/20 11
HSBC USD 119 RON 541 08/25/20 13
HSBC USD 291 RON 1,207 11/27/20 2
HSBC USD 50 RUB 4,031 08/05/20 4
HSBC USD 174 RUB 14,417 08/05/20 20
HSBC USD 748 RUB 53,244 08/05/20 (31)
HSBC USD 1,891 THB 62,092 08/25/20 99
HSBC USD 26 THB 812 11/30/20 —
HSBC USD 1,470 THB 46,248 11/30/20 13
HSBC USD 57 TRY 409 08/10/20 1
HSBC USD 362 TRY 2,685 08/10/20 19
HSBC USD 405 TRY 2,685 08/10/20 (24)
HSBC USD 408 TRY 2,757 08/10/20 (17)
HSBC USD 425 TRY 3,166 08/10/20 24
HSBC USD 742 TRY 5,508 08/10/20 39
HSBC USD 816 TRY 5,508 08/10/20 (34)
HSBC USD 26 ZAR 444 10/13/20 —
HSBC USD 690 ZAR 11,682 10/13/20 (11)
HSBC BRL 329 USD 63 10/02/20 —
HSBC BRL 1,856 USD 340 10/02/20 (15)
HSBC CLP 83,715 USD 100 08/24/20 (11)
HSBC CLP 355,962 USD 418 08/24/20 (54)
HSBC CLP 439,677 USD 572 10/29/20 (9)
HSBC CNY 14,689 USD 2,096 08/24/20 (4)
HSBC COP 146,006 USD 40 10/13/20 1
HSBC COP 815,072 USD 217 10/13/20 —
HSBC CZK 2,347 USD 106 10/08/20 1
HSBC CZK 19,027 USD 808 10/08/20 (47)
HSBC HUF 26,156 USD 90 10/08/20 1
HSBC IDR 92,260 USD 6 08/24/20 —
HSBC IDR 991,176 USD 66 08/24/20 (1)
HSBC IDR 1,512,590 USD 95 08/24/20 (8)
HSBC IDR 1,876,778 USD 132 08/24/20 5
HSBC IDR 1,876,844 USD 132 08/24/20 5
HSBC IDR 6,396,871 USD 450 08/24/20 17
HSBC IDR 6,731,391 USD 474 08/24/20 18
HSBC IDR 2,782,664 USD 190 09/28/20 3
HSBC IDR 1,188,136 USD 79 11/30/20 —
HSBC IDR 16,531,492 USD 1,116 11/30/20 15
HSBC MXN 4,126 USD 185 09/10/20 —
HSBC MXN 31,460 USD 1,391 09/10/20 (16)
HSBC PEN 288 USD 83 10/13/20 2
HSBC PEN 1,064 USD 307 10/13/20 7
HSBC PHP 4,397 USD 86 08/04/20 (4)
HSBC PHP 4,397 USD 88 11/10/20 (1)
HSBC PLN 568 USD 145 10/13/20 (7)
HSBC PLN 967 USD 260 10/13/20 2
HSBC RON 1,207 USD 292 08/25/20 (2)
HSBC RUB 19,824 USD 263 08/05/20 (4)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
398 Multi-Strategy Income Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC RUB 51,868 USD 768 08/05/20 69
HSBC RUB 53,244 USD 741 11/10/20 31
HSBC THB 3,749 USD 115 08/25/20 (5)
HSBC THB 4,952 USD 156 08/25/20 (3)
HSBC THB 7,144 USD 220 08/25/20 (9)
HSBC THB 46,248 USD 1,469 08/25/20 (14)
HSBC TRY 409 USD 57 08/10/20 (1)
HSBC TRY 2,685 USD 405 08/10/20 24
HSBC TRY 2,685 USD 362 08/10/20 (19)
HSBC TRY 2,757 USD 408 08/10/20 17
HSBC TRY 3,166 USD 425 08/10/20 (24)
HSBC TRY 5,508 USD 816 08/10/20 34
HSBC TRY 5,508 USD 742 08/10/20 (39)
HSBC ZAR 689 USD 41 10/13/20 1
JPMorgan Chase USD 1,656 CHF 1,562 09/16/20 54
JPMorgan Chase USD 6,864 EUR 6,026 09/16/20 240
JPMorgan Chase USD 5,850 GBP 4,584 09/16/20 152
JPMorgan Chase CAD 3,688 USD 2,750 09/16/20 (4)
JPMorgan Chase JPY 751,402 USD 7,015 09/16/20 (87)
Royal Bank of Canada USD 2,423 CAD 3,256 08/24/20 9
Royal Bank of Canada USD 3,689 CAD 5,017 08/24/20 56
Royal Bank of Canada USD 1,657 CHF 1,562 09/16/20 53
Royal Bank of Canada USD 6,871 EUR 6,026 09/16/20 234
Royal Bank of Canada USD 5,866 GBP 4,584 09/16/20 136
Royal Bank of Canada USD 198 HKD 1,534 08/04/20 —
Royal Bank of Canada USD 281 JPY 29,485 08/03/20 (2)
Royal Bank of Canada CAD 3,253 USD 2,375 08/24/20 (54)
Royal Bank of Canada CAD 3,688 USD 2,754 09/16/20 —
Royal Bank of Canada JPY 751,402 USD 7,015 09/16/20 (87)
Standard Chartered USD 1,657 CHF 1,562 09/16/20 53
Standard Chartered USD 6,858 EUR 6,026 09/16/20 247
Standard Chartered USD 5,849 GBP 4,584 09/16/20 153
Standard Chartered CAD 3,688 USD 2,755 09/16/20 2
Standard Chartered JPY 751,402 USD 7,017 09/16/20 (85)
State Street USD 5,451 AUD 7,784 09/16/20 111
State Street USD 5,012 CAD 6,713 09/16/20 —
State Street USD 34 EUR 29 08/24/20 —
State Street USD 50 KRW 59,829 08/04/20 —
State Street USD 526 SEK 4,840 09/16/20 26
State Street USD 162 ZAR 2,710 09/16/20 (4)
State Street BRL 1,655 USD 317 08/04/20 —
State Street EUR 11 USD 13 08/24/20 (1)
State Street EUR 976 USD 1,100 08/24/20 (51)
State Street HKD 28,874 USD 3,722 09/16/20 (3)
State Street INR 7,620 USD 100 09/16/20 (1)
State Street MXN 44,540 USD 2,007 09/17/20 17
State Street NOK 8,070 USD 865 09/16/20 (22)
State Street RUB 728,250 USD 10,526 09/16/20 766
State Street SGD 1,360 USD 983 09/16/20 (7)
State Street TWD 90,790 USD 3,087 09/16/20 (19)
UBS USD 71 CHF 65 08/24/20 —
UBS CHF 25 USD 26 08/24/20 (1)
UBS CHF 3,478 USD 3,663 08/24/20 (141)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
890
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 399
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Markit IOS Index Goldman Sachs USD 12,883 1 Month LIBOR
(1)
01/12/45 — 70 70
Markit IOS Index JPMorgan Chase USD 12,883 1 Month LIBOR
(1)
01/12/45 — (70) (70)
Russell 1000 Index Total Return Goldman Sachs USD 28,376 3 Month LIBOR
(5)
10/16/20 — 1,206 1,206
Russell 1000 Index Total Return Goldman Sachs USD 26,163 3 Month LIBOR
(2)
10/16/20 — (1,381) (1,381)
Total Open Total Return Swap Contracts (å) — (175) (175)
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 1,568 Three Month LIBOR
(2)
0.230%
(3)
07/03/22
— (1) (1)
Barclays USD 1,026 Three Month LIBOR
(2)
0.224%
(3)
07/15/22
— (1) (1)
Barclays USD 1,038 Three Month LIBOR
(2)
0.226%
(3)
07/17/22
— (1) (1)
Barclays USD 332,761 Three Month LIBOR
(2)
0.200%
(3)
09/16/22
126 (320) (194)
Barclays USD 9,234 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— 45 45
Barclays USD 1,345 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— 3 3
Barclays USD 5,182 Three Month LIBOR
(2)
0.303%
(3)
07/28/25
— (13) (13)
Barclays USD 663 Three Month LIBOR
(2)
0.350%
(3)
09/16/25
— (3) (3)
Barclays USD 3,737 Three Month LIBOR
(2)
0.634%
(3)
07/01/30
— (38) (38)
Barclays USD 10,414 Three Month LIBOR
(2)
0.602%
(3)
07/02/30
— (74) (74)
Barclays USD 706 Three Month LIBOR
(2)
0.655%
(3)
07/03/30
— (9) (9)
Barclays USD 4,888 0.663%
(3)
Three Month LIBOR
(2)
07/03/30
— 64 64
Barclays USD 10,753 0.688%
(3)
Three Month LIBOR
(2)
07/06/30
— 167 167
Barclays USD 2,904 0.656%
(3)
Three Month LIBOR
(2)
07/08/30
— 36 36
Barclays USD 9,687 Three Month LIBOR
(2)
0.627%
(3)
07/10/30
— (93) (93)
Barclays USD 2,872 0.625%
(3)
Three Month LIBOR
(2)
07/13/30
— 27 27
Barclays USD 3,316 .588%
(3)
Three Month LIBOR
(2)
07/13/30
— 19 19
Barclays USD 2,664 Three Month LIBOR
(2)
0.558%
(3)
07/14/30
— (7) (7)
Barclays USD 621 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— 7 7
Barclays USD 637 Three Month LIBOR
(2)
0.620%
(3)
07/15/30
— (6) (6)
Barclays USD 4,910 0.641%
(3)
Three Month LIBOR
(2)
07/15/30
— 54 54
Barclays USD 5,528 Three Month LIBOR
(2)
0.594%
(3)
07/16/30
— (34) (34)
Barclays USD 623 Three Month LIBOR
(2)
0.609%
(3)
07/17/30
— (5) (5)
Barclays USD 3,365 Three Month LIBOR
(2)
0.599%
(3)
07/22/30
— (23) (23)
Barclays USD 2,893 Three Month LIBOR
(2)
0.536%
(3)
08/04/30
— — —
Barclays USD 3,094 0.700%
(3)
Three Month LIBOR
(2)
09/16/30
6 43 49
Barclays USD 445 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— (14) (14)
Barclays USD 289 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— (8) (8)
Barclays USD 578 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— (15) (15)
Barclays USD 811 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— (26) (26)
Barclays USD 2,199 Three Month LIBOR
(2)
2.000%
(3)
03/18/50
(676) (64) (740)
Barclays USD 2,199 2.000%
(3)
Three Month LIBOR
(2)
03/18/50
11 729 740
Barclays USD 6,405 1.022%
(3)
Three Month LIBOR
(2)
04/15/50
— 429 429
Barclays USD 4,822 Three Month LIBOR
(2)
0.853%
(3)
04/20/50
— (98) (98)
Barclays USD 6,238 0.886%
(3)
Three Month LIBOR
(2)
05/14/50
— 183 183
Barclays USD 3,017 0.929%
(3)
Three Month LIBOR
(2)
05/22/50
— 125 125

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
400 Multi-Strategy Income Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 830 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— (61) (61)
Barclays USD 6,817 1.140%
(3)
Three Month LIBOR
(2)
06/08/50
— 682 682
Barclays USD 7,821 Three Month LIBOR
(2)
1.120%
(3)
06/11/50
— (740) (740)
Barclays USD 10,842 Three Month LIBOR
(2)
0.931%
(3)
06/15/50
— (458) (458)
Barclays USD 9,649 0.942%
(3)
Three Month LIBOR
(2)
07/06/50
— 437 437
Barclays USD 4,552 Three Month LIBOR
(2)
0.823%
(3)
07/31/50
— (56) (56)
Barclays USD 1,660 0.784%
(3)
Three Month LIBOR
(2)
08/03/50
— 2 2
Barclays USD 1,473 0.773%
(3)
Three Month LIBOR
(2)
08/04/50
— — —
Barclays USD 7,140 0.645%
(3)
Three Month LIBOR
(2)
09/16/50
(128) 365 237
Barclays USD 1,121 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— (120) (120)
Barclays USD 412 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— (19) (19)
Barclays USD 515 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— (24) (24)
Barclays USD 445 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— (40) (40)
Barclays USD 491 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— (44) (44)
HSBC CNY 4,100 1.770%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (21) (21)
JPMorgan Chase BRL 4,200
Brazil Interbank
Deposit Rate
(5)
9.305%
(5)
01/04/21
— (76) (76)
JPMorgan Chase BRL 23,100
Brazil Interbank
Deposit Rate
(5)
8.775%
(5)
01/04/21
— (403) (403)
JPMorgan Chase HUF 583,900 Six Month BUBOR%
(3)
0.833%
(4)
11/22/22
— (7) (7)
JPMorgan Chase HUF 224,200 Six Month BUBOR
(3)
1.200%
(4)
05/10/23
— (11) (11)
JPMorgan Chase CNY 4,200 2.335%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (6) (6)
Total Open Interest Rate Swap Contracts (å)
(661) 478 (183)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 92,026 5.000%
(2)
06/20/25
(3,463) 6,078 2,615
CDX NA High Yield Index Morgan Stanley
Sell
USD 45,000 1.000%
(2)
06/20/25
(785) 1,447 662
CMBX NA Index Citigroup
Purchase
USD 39 (2.000%)
(2)
05/11/63
— 5 5
CMBX NA Index Citigroup
Sell
USD 93 2.000%
(2)
05/11/63
(11) — (11)
CMBX NA Index Citigroup
Purchase
USD 124 (5.000%)
(2)
11/18/54
9 34 43
CMBX NA Index Citigroup
Sell
USD 2 5.000%
(2)
01/17/47
— (1) (1)
CMBX NA Index Citigroup
Sell
USD 331 5.000%
(2)
01/17/47
(55) (86) (141)
CMBX NA Index Citigroup
Purchase
USD 17 (3.000%)
(2)
11/18/54
1 5 6
CMBX NA Index Citigroup
Purchase
USD 53 (5.000%)
(2)
10/17/57
6 20 26
CMBX NA Index Citigroup
Purchase
USD 1 (3.000%)
(2)
08/17/61
— — —
CMBX NA Index Citigroup
Purchase
USD 17 (3.000%)
(2)
11/18/54
1 5 6
CMBX NA Index Citigroup
Purchase
USD 21 (5.000%)
(2)
09/17/58
1 8 9
CMBX NA Index Citigroup
Purchase
USD 21 (3.000%)
(2)
11/18/54
1 6 7
CMBX NA Index Citigroup
Purchase
USD 1 (3.000%)
(2)
08/17/61
— — —

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 401
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Purchase
USD 3 (5.000%)
(2)
09/17/58
— 1 1
CMBX NA Index Citigroup
Sell
USD 171 5.000%
(2)
05/11/63
(24) (61) (85)
CMBX NA Index Citigroup
Sell
USD 28 5.000%
(2)
05/11/63
(5) (9) (14)
CMBX NA Index Citigroup
Purchase
USD 111 (5.000%)
(2)
09/17/58
7 39 46
CMBX NA Index Citigroup
Sell
USD 20 3.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Citigroup
Purchase
USD 629 (5.000%)
(2)
10/17/57
106 204 310
CMBX NA Index Citigroup
Sell
USD 142 3.000%
(2)
05/11/63
(10) (36) (46)
CMBX NA Index Citigroup
Sell
USD 178 3.000%
(2)
05/11/63
(12) (46) (58)
CMBX NA Index Citigroup
Sell
USD 2,808 3.000%
(2)
05/11/63
(177) (737) (914)
CMBX NA Index Citigroup
Sell
USD 111 3.000%
(2)
05/11/63
(7) (29) (36)
CMBX NA Index Credit Suisse
Purchase
USD 788 (5.000%)
(2)
09/17/58
77 250 327
CMBX NA Index Credit Suisse
Purchase
USD 1,152 (5.000%)
(2)
10/17/57
194 374 568
CMBX NA Index Credit Suisse
Purchase
USD 26 (3.000%)
(2)
01/17/47
2 4 6
CMBX NA Index Credit Suisse
Sell
USD 18 3.000%
(2)
05/11/63
(2) (4) (6)
CMBX NA Index Credit Suisse
Sell
USD 5,169 3.000%
(2)
05/11/63
(475) (1,207) (1,682)
CMBX NA Index Goldman Sachs
Sell
USD 177 3.000%
(2)
05/11/63
(25) (33) (58)
CMBX NA Index Goldman Sachs
Sell
USD 163 3.000%
(2)
05/11/63
(24) (29) (53)
CMBX NA Index Goldman Sachs
Sell
USD 114 3.000%
(2)
05/11/63
(12) (25) (37)
CMBX NA Index Goldman Sachs
Sell
USD 38 3.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Goldman Sachs
Sell
USD 775 5.000%
(2)
05/11/63
(338) (46) (384)
CMBX NA Index Goldman Sachs
Sell
USD 859 3.000%
(2)
05/11/63
(134) (146) (280)
CMBX NA Index Goldman Sachs
Sell
USD 80 3.000%
(2)
05/11/63
(5) (21) (26)
CMBX NA Index Goldman Sachs
Purchase
USD 20 (5.000%)
(2)
09/17/58
2 6 8
CMBX NA Index Goldman Sachs
Sell
USD 37 3.000%
(2)
05/11/63
(4) (8) (12)
CMBX NA Index Goldman Sachs
Sell
USD 3,200 3.000%
(2)
05/11/63
(488) (553) (1,041)
CMBX NA Index Goldman Sachs
Sell
USD 44 5.000%
(2)
05/11/63
(6) (16) (22)
CMBX NA Index Goldman Sachs
Sell
USD 43 5.000%
(2)
05/11/63
(5) (16) (21)
CMBX NA Index Goldman Sachs
Sell
USD 3 5.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Goldman Sachs
Sell
USD 44 3.000%
(2)
05/11/63
(3) (11) (14)
CMBX NA Index Goldman Sachs
Purchase
USD 17 (5.000%)
(2)
09/17/58
1 6 7
CMBX NA Index Goldman Sachs
Sell
USD 234 3.000%
(2)
05/11/63
(22) (54) (76)
CMBX NA Index Goldman Sachs
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Goldman Sachs
Purchase
USD 593 (5.000%)
(2)
10/17/57
66 226 292
CMBX NA Index Goldman Sachs
Sell
USD 41 3.000%
(2)
05/11/63
(4) (9) (13)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
05/11/63
(12) (19) (31)
CMBX NA Index Goldman Sachs
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Sell
USD 94 3.000%
(2)
05/11/63
(12) (19) (31)
CMBX NA Index Goldman Sachs
Sell
USD 27 3.000%
(2)
05/11/63
(3) (6) (9)
CMBX NA Index Goldman Sachs
Sell
USD 15 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Goldman Sachs
Sell
USD 17 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Goldman Sachs
Purchase
USD 33 (5.000%)
(2)
09/17/58
3 11 14
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 11 16
CMBX NA Index Goldman Sachs
Sell
USD 18 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Goldman Sachs
Sell
USD 33 3.000%
(2)
05/11/63
(3) (8) (11)
CMBX NA Index Goldman Sachs
Sell
USD 36 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Goldman Sachs
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 11 16
CMBX NA Index Goldman Sachs
Sell
USD 107 5.000%
(2)
05/11/63
(17) (36) (53)

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
402 Multi-Strategy Income Fund
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Goldman Sachs
Sell
USD 87 5.000%
(2)
05/11/63
(10) (33) (43)
CMBX NA Index Goldman Sachs
Purchase
USD 20 (3.000%)
(2)
08/17/61
7 (1) 6
CMBX NA Index JPMorgan Chase
Purchase
USD 336 (3.000%)
(2)
11/18/54
182 (66) 116
CMBX NA Index JPMorgan Chase
Purchase
USD 671 (5.000%)
(2)
09/17/58
329 (50) 279
CMBX NA Index JPMorgan Chase
Purchase
USD 2 (3.000%)
(2)
08/17/61
1 — 1
CMBX NA Index JPMorgan Chase
Sell
USD 276 5.000%
(2)
05/11/63
(141) 4 (137)
CMBX NA Index JPMorgan Chase
Purchase
USD 339 (3.000%)
(2)
01/17/47
79 (5) 74
CMBX NA Index JPMorgan Chase
Sell
USD 3 5.000%
(2)
01/17/47
(1) — (1)
CMBX NA Index JPMorgan Chase
Sell
USD 12,101 3.000%
(2)
05/11/63
(3,845) (93) (3,938)
CMBX NA Index Merrill Lynch
Sell
USD 279 5.000%
(2)
05/11/63
(31) (107) (138)
CMBX NA Index Merrill Lynch
Purchase
USD 53 (5.000%)
(2)
11/18/54
26 (8) 18
CMBX NA Index Merrill Lynch
Sell
USD 81 3.000%
(2)
05/11/63
(7) (19) (26)
CMBX NA Index Merrill Lynch
Sell
USD 11 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Merrill Lynch
Purchase
USD 252 (5.000%)
(2)
09/17/58
10 95 105
CMBX NA Index Merrill Lynch
Sell
USD 104 3.000%
(2)
05/11/63
(7) (27) (34)
CMBX NA Index Merrill Lynch
Sell
USD 81 3.000%
(2)
05/11/63
(6) (20) (26)
CMBX NA Index Merrill Lynch
Sell
USD 47 3.000%
(2)
05/11/63
(4) (11) (15)
CMBX NA Index Merrill Lynch
Sell
USD 16 3.000%
(2)
05/11/63
(1) (4) (5)
CMBX NA Index Merrill Lynch
Sell
USD 1,374 3.000%
(2)
05/11/63
(121) (326) (447)
CMBX NA Index Merrill Lynch
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Morgan Stanley
Sell
USD 100 5.000%
(2)
05/11/63
(18) (32) (50)
CMBX NA Index Morgan Stanley
Purchase
USD 1 (5.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Morgan Stanley
Purchase
USD 27 (5.000%)
(2)
09/17/58
1 10 11
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
09/17/58
4 16 20
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 79 (5.000%)
(2)
09/17/58
9 24 33
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
4 27 31
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
4 27 31
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
09/17/58
4 25 29
CMBX NA Index Morgan Stanley
Purchase
USD 49 (5.000%)
(2)
09/17/58
4 16 20
CMBX NA Index Morgan Stanley
Purchase
USD 1 (3.000%)
(2)
09/17/58
— — —
CMBX NA Index Morgan Stanley
Sell
USD 502 3.000%
(2)
01/17/47
(36) (74) (110)
CMBX NA Index Morgan Stanley
Sell
USD 2,740 3.000%
(2)
05/11/63
(180) (712) (892)
CMBX NA Index Morgan Stanley
Sell
USD 90 3.000%
(2)
05/11/63
(7) (22) (29)
CMBX NA Index Morgan Stanley
Sell
USD 50 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Morgan Stanley
Purchase
USD 30 (5.000%)
(2)
09/17/58
1 11 12
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(4) (11) (15)
CMBX NA Index Morgan Stanley
Purchase
USD 48 (5.000%)
(2)
09/17/58
4 16 20
CMBX NA Index Morgan Stanley
Purchase
USD 39 (5.000%)
(2)
09/17/58
5 11 16
CMBX NA Index Morgan Stanley
Purchase
USD 17 (3.000%)
(2)
08/17/61
1 4 5
CMBX NA Index Morgan Stanley
Purchase
USD 34 (3.000%)
(2)
08/17/61
2 9 11
CMBX NA Index Morgan Stanley
Purchase
USD 22 (3.000%)
(2)
08/17/61
2 5 7
CMBX NA Index Morgan Stanley
Purchase
USD 1 (3.000%)
(2)
08/17/61
— — —
CMBX NA Index Morgan Stanley
Purchase
USD 60 (3.000%)
(2)
11/18/54
6 15 21
CMBX NA Index Morgan Stanley
Purchase
USD 4 (3.000%)
(2)
11/18/54
— 1 1
CMBX NA Index Morgan Stanley
Purchase
USD 36 (3.000%)
(2)
11/18/54
3 9 12

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 403
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Morgan Stanley
Sell
USD 39 2.000%
(2)
05/11/63
— (5) (5)
CMBX NA Index Morgan Stanley
Sell
USD 29 3.000%
(2)
05/11/63
(2) (7) (9)
CMBX NA Index Morgan Stanley
Purchase
USD 137 (3.000%)
(2)
01/17/47
8 22 30
Total Open Credit Indices Contracts (å) (9,407) 4,117 (5,290)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 80,599 $ — $ — $ 80,599
International Debt — 37,990 — — 37,990
Loan Agreements — 44,124 191 — 44,315
Mortgage-Backed Securities — 149,113 — — 149,113
Non-US Bonds — 32,940 — — 32,940
Common Stocks
Consumer Discretionary 12,634 25,899 — — 38,533
Consumer Staples 6,535 12,617 — — 19,152
Energy 11,242 4,467 — — 15,709
Financial Services 49,336 39,112 — — 88,448
Health Care 5,993 10,789 — — 16,782
Materials and Processing 28,701 19,075 — — 47,776
Producer Durables 23,820 28,181 1,407 — 53,408
Technology 13,738 18,081 — — 31,819
Utilities 16,210 23,928 — — 40,138
Preferred Stocks 20,634 2,536 — — 23,170
Options Purchased 5,573 49,305 — — 54,878
Warrants and Rights 4 — — — 4
Short-Term Investments — 39,732 2 106,127 145,861
Other Securities — — — 14,122 14,122
Total Investments 194,420 618,488 1,600 120,249 934,757
Other Financial Instruments
Assets

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
404 Multi-Strategy Income Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Futures Contracts 15,720 — — — 15,720
Foreign Currency Exchange Contracts 7 4,35 3 — — 4,36 0
Total Return Swap Contracts — 1,276 — — 1,276
Interest Rate Swap Contracts — 3,306 — — 3,306
Credit Default Swap Contracts — 5,901 — — 5,901
Liabilities
Futures Contracts (13,196) — — — (13,196)
Options Written (78) (7,793) — — (7,871)
Foreign Currency Exchange Contracts (16) (3,454) — — (3,47 0 )
Total Return Swap Contracts — (1,451) — — (1,451)
Interest Rate Swap Contracts — (3,489) — — (3,489)
Credit Default Swap Contracts — (11,191) — — (11,191)
Total Other Financial Instruments
*
$ 2,437 $ (12,542) $ — $ — $ (10,105)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
6,588
Austria ....................................................................................
1,195
Belgium ..................................................................................
996
Bermuda .................................................................................
1,491
Brazil ......................................................................................
4,007
Canada ....................................................................................
37,195
Cayman Islands .......................................................................
999
Chile .......................................................................................
1,969
China ......................................................................................
5,246
Colombia .................................................................................
3,030
Czech Republic .......................................................................
3,403
Denmark .................................................................................
4,758
Finland ...................................................................................
125
France .....................................................................................
12,827
Germany .................................................................................
16,402
Ghana .....................................................................................
26
Greece ....................................................................................
805
Guernsey .................................................................................
729
Hong Kong ..............................................................................
4,123
Hungary ..................................................................................
345
Indonesia ................................................................................
4,981

Russell Investment Company
Multi-Strategy Income Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Strategy Income Fund 405
Amounts in thousands
Country Exposure
Fair Value
$
Ireland ....................................................................................
1,688
Israel .......................................................................................
631
Italy ........................................................................................
3,429
Japan ......................................................................................
84,800
Jersey ......................................................................................
636
Kazakhstan .............................................................................
1,378
Luxembourg ............................................................................
1,236
Malaysia ..................................................................................
267
Marshall Islands .....................................................................
1,394
Mexico ....................................................................................
6,100
Netherlands ............................................................................
8,725
New Zealand ...........................................................................
219
Norway ....................................................................................
356
Peru ........................................................................................
2,236
Philippines ..............................................................................
212
Portugal ..................................................................................
209
Romania ..................................................................................
1,283
Russia .....................................................................................
13,966
Singapore ................................................................................
2,386
South Africa ............................................................................
3,931
South Korea ............................................................................
6,839
Spain .......................................................................................
3,231
Sweden ....................................................................................
7,529
Switzerland .............................................................................
9,963
Thailand ..................................................................................
3,226
Turkey .....................................................................................
917
Ukraine ...................................................................................
2,130
United Kingdom ......................................................................
39,855
United States ...........................................................................
612,961
Virgin Islands, British .............................................................
1,784
Total Investments .................................................................... 934,757

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
406 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 32.3%
Asset-Backed Securities - 0.1%
AIMCO
Series 2018-AA Class ER
6.419% due 01/15/28 (Ê)(Þ) 1,000
848
LCM XVIII, LP
Series 2018-18A Class ER
7.085% due 04/20/31 (Ê)(Þ) 500
402
Sound Point CLO III-R, Ltd.
Series 2018-2RA Class E
7.219% due 04/15/29 (Ê)(Þ) 250
156
Steele Creek CLO, Ltd.
Series 2017-1A Class E
7.419% due 10/15/30 (Ê)(Þ) 500
347
Trinitas CLO X, Ltd.
Series 2019-10A Class E
8.119% due 04/15/32 (Ê)(Þ) 300
262
Zais CLO 11, Ltd.
Series 2018-11A Class E
7.895% due 01/20/32 (Ê)(Þ) 500
204
2,219
Corporate Bonds and Notes - 7.5%
AbbVie, Inc.
4.550% due 03/15/35 (Þ) 756
964
4.750% due 03/15/45 (Þ) 200
257
AES Corp. (The)
5.125% due 09/01/27 279
302
Air Transport Services Group, Inc.
1.125% due 10/15/24 993
994
Aircastle , Ltd.
4.125% due 05/01/24 688
673
4.250% due 06/15/26 232
218
Allegheny Technologies, Inc.
4.750% due 07/01/22 314
323
Ally Financial, Inc.
3.875% due 05/21/24 73
78
4.625% due 03/30/25 770
852
5.750% due 11/20/25 520
587
AMAG Pharmaceuticals, Inc.
3.250% due 06/01/22 (Ñ) 942
815
Apache Corp.
4.250% due 01/15/30 112
108
Apollo Commercial Real Estate Finance,
Inc.
4.750% due 08/23/22 1,809
1,598
Arbor Realty Trust, Inc.
4.750% due 11/01/22 2,705
2,521
Ares Capital Corp.
4.625% due 03/01/24 1,488
1,517
Atlas Air Worldwide Holdings, Inc.
2.250% due 06/01/22 2,504
2,554
1.875% due 06/01/24 76
82
Avaya Holdings Corp.
2.250% due 06/15/23 1,308
1,118
Benefitfocus , Inc.
1.250% due 12/15/23 1,085
838
Boingo Wireless, Inc.
1.000% due 10/01/23 1,667
1,492
CalAmp Corp.
2.000% due 08/01/25 691
557
Calpine Corp.
5.125% due 03/15/28 (Þ) 393
408
CenturyLink, Inc.
4.000% due 02/15/27 (Þ) 250
261
Series WI
5.625% due 04/01/25 280
299
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series Y
7.500% due 04/01/24 116
131
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
5.375% due 05/01/47 225
285
Chefs' Warehouse Holdings, Inc.
1.875% due 12/01/24 (Þ) 1,136
732
CIT Group, Inc.
Series A
5.800% due 12/31/99 (Ê)(ƒ) 549
425
Clearway Energy Operating LLC
4.750% due 03/15/28 (Þ) 61
65
Series WI
5.000% due 09/15/26 515
540
Cleveland-Cliffs, Inc.
6.750% due 03/15/26 (Þ) 59
59
7.000% due 03/15/27 (Þ) 72
59
Series WI
5.875% due 06/01/27 205
176
Country Garden Holdings Co., Ltd.
5.625% due 01/14/30 200
209
DCP Midstream Operating, LP
5.125% due 05/15/29 377
379
5.600% due 04/01/44 54
47
Dell International LLC / EMC Corp.
6.020% due 06/15/26 (Þ) 600
703
Dell, Inc.
6.500% due 04/15/38 100
110
Dermira , Inc.
3.000% due 05/15/22 478
490
DISH Network Corp.
2.375% due 03/15/24 2,374
2,176
Series NCd
3.375% due 08/15/26 843
776
Domtar Corp.
6.250% due 09/01/42 408
452
Dresdner Funding Trust I
8.151% due 06/30/31 71
99
Series REGS
8.151% due 06/30/31 241
337
Dycom Industries, Inc.
0.750% due 09/15/21 2,382
2,316
Enbridge, Inc.
5.500% due 07/15/77 (Ê) 989
930
Energy Transfer Operating, LP
Series A
6.250% due 12/31/99 (Ê)(ƒ) 254
181
Series G
7.125% due 12/31/99 (Ê)(ƒ) 15
12
EnLink Midstream Partners, LP
4.150% due 06/01/25 32
26
5.600% due 04/01/44 271
150
5.050% due 04/01/45 103
56
5.450% due 06/01/47 72
41
Enterprise Products Operating LLC
5.375% due 02/15/78 (Ê) 713
627
EQM Midstream Partners, LP
Series 30Y
6.500% due 07/15/48 133
132
EQT Corp.
3.900% due 10/01/27 492
464
7.000% due 02/01/30 65
75
Evolent Health, Inc.
2.000% due 12/01/21 1,517
1,431

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 407
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Exantas Capital Corp.
4.500% due 08/15/22 925
725
EZCorp , Inc.
2.375% due 05/01/25 1,682
1,280
FireEye, Inc.
Series B
1.625% due 06/01/35 2,471
2,373
Flexion Therapeutics, Inc.
3.375% due 05/01/24 1,498
1,263
Fortive Corp.
0.875% due 02/15/22 (Þ) 2,738
2,724
GC EOS Buyer, Inc.
9.250% due 08/01/25 (Þ) 86
82
General Electric Co.
Series D
5.000% due 12/29/49 (Ê)(ƒ) 170
135
General Motors Financial Co., Inc.
Series B
6.500% due 12/31/99 (Ê)(ƒ) 130
123
Golar LNG, Ltd.
2.750% due 02/15/22 642
523
Goldman Sachs BDC, Inc.
4.500% due 04/01/22 753
753
Goodyear Tire & Rubber Co. (The)
4.875% due 03/15/27 960
948
Granite Point
5.625% due 12/01/22 (Þ) 1,196
945
Green Plains, Inc.
4.125% due 09/01/22 1,197
1,058
Greenbrier Cos., Inc.
2.875% due 02/01/24 2,985
2,653
Guess?, Inc.
2.000% due 04/15/24 (Þ) 1,930
1,314
Hanesbrands, Inc.
4.875% due 05/15/26 (Þ) 739
806
HCA, Inc.
4.750% due 05/01/23 308
337
4.500% due 02/15/27 266
306
4.125% due 06/15/29 240
281
7.500% due 11/15/95 (Ñ) 421
516
HCI Group, Inc.
4.250% due 03/01/37 749
735
Helix Energy Solutions Group, Inc.
4.250% due 05/01/22 1,409
1,283
Herbalife Nutrition, Ltd.
2.625% due 03/15/24 2,293
2,409
Hercules Capital, Inc.
4.375% due 02/01/22 1,796
1,766
Hess Corp.
5.800% due 04/01/47 160
186
Hope Bancorp, Inc.
2.000% due 05/15/38 2,180
1,744
Insmed , Inc.
1.750% due 01/15/25 556
537
Intercept Pharmaceuticals, Inc.
3.250% due 07/01/23 1,867
1,465
International Consolidated Airlines
0.500% due 07/04/23 100
95
Invacare Corp.
5.000% due 11/15/24 669
579
j2 Global, Inc.
1.750% due 11/01/26 (Þ) 460
349
Jazz Investments I, Ltd.
1.875% due 08/15/21 824
809
KB Home
4.800% due 11/15/29 18
19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kinder Morgan Energy Partners, LP
5.625% due 09/01/41 250
312
4.700% due 11/01/42 590
676
KKR Real Estate Finance Trust, Inc.
6.125% due 05/15/23 1,505
1,477
Kraft Heinz Foods Co.
Series WI
4.375% due 06/01/46 524
546
L Brands, Inc.
7.500% due 06/15/29 505
520
Series WI
6.875% due 11/01/35 325
311
Lennar Corp.
Series WI
5.000% due 06/15/27 446
502
4.750% due 11/29/27 497
568
Ligand Pharmaceuticals, Inc.
0.750% due 05/15/23 3,040
2,771
Live Nation Entertainment, Inc.
2.000% due 02/15/25 1,850
1,600
Macquarie Infrastructure Corp.
2.000% due 10/01/23 2,302
2,072
Marathon Oil Corp.
5.200% due 06/01/45 225
219
Momo , Inc.
1.250% due 07/01/25 1,308
1,053
MPLX, LP
Series 0006
5.200% due 03/01/47 250
282
New Mountain Finance Corp.
5.750% due 08/15/23 1,413
1,397
New Relic, Inc.
0.500% due 05/01/23 1,589
1,583
New York Mortgage Trust, Inc.
6.250% due 01/15/22 337
300
Newpark Resources, Inc.
4.000% due 12/01/21 477
418
Novelis Corp.
4.750% due 01/30/30 (Þ) 281
293
Nutanix , Inc.
4.898% due 01/15/23 (Þ) 1,380
1,270
Occidental Petroleum Corp.
3.500% due 08/15/29 360
320
4.100% due 02/15/47 180
141
Oil States International, Inc.
1.500% due 02/15/23 1,256
626
Patrick Industries, Inc.
1.000% due 02/01/23 1,793
1,802
PDC Energy, Inc.
1.125% due 09/15/21 1,259
1,196
Plains All American Pipeline, LP
Series B
6.125% due 06/16/23 (Ê) 756
528
Pluralsight , Inc.
0.375% due 03/01/24 (Þ) 1,491
1,376
Post Holdings, Inc.
4.625% due 04/15/30 (Þ) 52
55
Pure Storage, Inc.
0.125% due 04/15/23 643
644
Quotient Technology, Inc.
1.750% due 12/01/22 697
646
Radius Health, Inc.
3.000% due 09/01/24 816
611
Rambus, Inc.
1.375% due 02/01/23 347
366
Range Resources Corp.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
408 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series WI
4.875% due 05/15/25 (Ñ) 399
334
Retrophin , Inc.
2.500% due 09/15/25 1,837
1,554
RWT Holdings, Inc.
5.750% due 10/01/25 1,403
1,169
SEACOR Holdings, Inc.
2.500% due 12/15/27 299
264
3.000% due 11/15/28 217
214
Severstal PJSC
5.900% due 10/17/22 210
227
Ship Finance International, Ltd.
5.750% due 10/15/21 1,457
1,300
Starwood Property Trust, Inc.
4.375% due 04/01/23 370
356
SunPower Corp.
4.000% due 01/15/23 (Ñ) 1,752
1,528
Supernus Pharmaceuticals, Inc.
0.625% due 04/01/23 2,676
2,414
Tenet Healthcare Corp.
4.875% due 01/01/26 (Þ) 721
754
6.875% due 11/15/31 150
143
TerraForm Power Operating LLC
4.750% due 01/15/30 (Þ) 307
333
Teva Pharmaceutical Industries, Ltd.
Series C
0.250% due 02/01/26 2,066
2,016
T-Mobile USA, Inc.
4.500% due 04/15/50 (Þ) 25
31
Toll Brothers Finance Corp.
Series 10YR
4.350% due 02/15/28 1,005
1,088
Turning Point Brands, Inc.
2.500% due 07/15/24 2,048
1,872
Twitter, Inc.
1.000% due 09/15/21 2,615
2,576
Two Harbors Investment Corp.
6.250% due 01/15/22 668
660
Vale Overseas, Ltd.
6.250% due 08/10/26 293
352
Veeco Instruments, Inc.
2.700% due 01/15/23 1,460
1,330
Vishay Intertechnology , Inc.
2.250% due 06/15/25 1,058
1,014
Vonage Holdings Corp.
1.750% due 06/01/24 (Þ) 2,010
2,037
Western Digital Corp.
1.500% due 02/01/24 (Þ) 2,426
2,344
Wisdom Tree Investments
4.250% due 06/15/23 767
742
WPX Energy, Inc.
5.750% due 06/01/26 266
271
5.250% due 10/15/27 17
17
4.500% due 01/15/30 137
128
Zillow Group, Inc.
1.500% due 07/01/23 735
842
119,619
International Debt - 1.7%
AerCap Holdings NV
5.875% due 10/10/79 (Ê) 550
422
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
3.650% due 07/21/27 375
344
3.875% due 01/23/28 375
346
Akbank Turk AS
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
5.125% due 03/31/25 200
185
Albea Beauty Holdings SA Term Loan
B2
4.000% due 04/12/24 (Ê) 39
37
Alcoa Nederland Holding BV
6.125% due 05/15/28 (Þ) 400
432
ams AG
0.875% due 09/28/22 2,200
1,936
Aphria , Inc.
5.250% due 06/01/24 2,119
1,694
Arcelik AS
Series REGS
5.000% due 04/03/23 200
199
Aristocrat Leisure, Ltd. Incremental
Term Loan B
4.750% due 10/19/24 (Ê) 40
40
Ball Corp.
1.500% due 03/15/27 200
231
Barclays Bank PLC
6.278% due 12/29/49 (Ê)(ƒ) 750
818
Berry Global, Inc.
Series REGS
1.500% due 01/15/27 570
648
Bharti Airtel, Ltd.
Series REGS
4.375% due 06/10/25 200
212
BHP Billiton Finance USA, Ltd.
Series REGS
6.750% due 10/19/75 (Ê) 200
236
Canadian Natural Resources, Ltd.
Series GMTN
4.950% due 06/01/47 75
91
Catalent Pharma Solutions, Inc.
Series REGS
2.375% due 03/01/28 356
402
Cemex SAB de CV
Series REGS
7.375% due 06/05/27 200
213
Deutsche Postbank Funding Trust I
Series I
0.059% due 12/29/49 (Ê)(ƒ) 148
141
Deutsche Postbank Funding Trust III
0.065% due 02/15/23 (Ê) 253
241
DNB Bank ASA
Series -
4.875% due 12/31/99 (Ê)(ƒ) 405
402
Fiat Chrysler Automobiles NV
Series WI
5.250% due 04/15/23 750
794
First Quantum Minerals, Ltd.
6.875% due 03/01/26 (Þ) 200
201
Formula One Management, Ltd. Term
Loan B
3.500% due 02/01/24 (Ê) 600
578
Froneri , Inc. Term Loan
2.411% due 01/29/27 (Ê) 100
96
GFL Environmental, Inc. 1st Lien Term
Loan B
4.000% due 05/31/25 (Ê) 217
216
HSBC Bank PLC
Series 1M
0.750% due 06/29/49 (Ê)(ƒ) 300
233
Huntsman International LLC
Series WI
4.250% due 04/01/25 530
665

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 409
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Intesa Sanpaolo SpA
5.017% due 06/26/24 (Þ) 710
747
IQVIA, Inc.
Series REGS
2.250% due 01/15/28 276
322
Jazz Investments I, Ltd.
1.500% due 08/15/24 488
460
Levi Strauss & Co.
Series NCD
3.375% due 03/15/27 416
498
Liberty Latin America, Ltd.
2.000% due 07/15/24 (Þ) 111
94
2.000% due 07/15/24 1,169
999
Mallinckrodt International Finance SA
1st Lien Term Loan B
3.500% due 09/24/24 (Ê) 332
277
Marriott Vacations Worldwide Corp.
1.500% due 09/15/22 2,240
2,123
Millicom International Cellular SA
Series REGS
5.125% due 01/15/28 200
209
MPT Operating Partnership, LP / MPT
Finance Corp.
3.692% due 06/05/28 647
855
National Westminster Bank PLC
Series C
0.621% due 11/29/49 (Ê)(ƒ) 160
140
Neptune Energy Bondco PLC
Series REGS
6.625% due 05/15/25 200
175
Network i2i, Ltd.
Series REGS
5.650% due 12/31/99 (Ê)(ƒ) 200
197
OI European Group BV
4.000% due 03/15/23 (Þ) 126
127
Panther BF Aggregator, LP Term Loan B
3.667% due 04/30/26 (Ê) 181
176
Pretium Resources, Inc.
2.250% due 03/15/22 1,719
1,685
Quintiles IMS, Inc.
Series REGS
3.250% due 03/15/25 560
669
Royal Bank of Scotland Group PLC
6.000% due 12/31/99 (Ê)(ƒ) 200
210
Series B
1.875% due 08/29/49 (Ê)(ƒ) 130
114
Sappi Papier Holding GmbH
Series REGS
7.500% due 06/15/32 160
148
Silgan Holdings, Inc.
Series WI
2.250% due 06/01/28 300
347
Solvay Acetow GmbH Term Loan
6.500% due 05/31/23 (Ê) 124
109
Starfruit Finco BV 1st Lien Term Loan B
3.178% due 10/01/25 (Ê) 99
96
Stora Enso OYJ
7.250% due 04/15/36 (Þ) 200
247
Series REGS
7.250% due 04/15/36 150
185
Suzano Austria GmbH
Series REGS
7.000% due 03/16/47 200
227
Series WI
5.000% due 01/15/30 200
209
Telecom Italia Capital SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
6.000% due 09/30/34 70
85
Transocean, Inc.
0.500% due 01/30/23 849
322
Turk Telekomunikasyon AS
Series REGS
4.875% due 06/19/24 230
224
Turkiye Vakiflar Bankasi TAO
Series REGS
5.250% due 02/05/25 200
180
UPC Financing Partnership Term Loan B
2.425% due 05/12/28 (Ê) 375
364
Weibo Corp.
1.250% due 11/15/22 1,712
1,620
Ziggo Secured Finance BV Term Loan I
2.675% due 04/30/28 (Ê) 200
192
26,685
Loan Agreements - 1.9%
ABG Intermediate Holdings 2 LLC 1st
Lien Term Loan B
4.500% due 09/29/24 (Ê) 398
387
Advanced Integration Technology, LP 1st
Lien Term Loan B1
5.750% due 04/03/23 (Ê) 276
221
AgroFresh , Inc. Term Loand B
6.245% due 12/16/24 (Ê) 231
225
AGS LLC 1st Lien Term Loan B
4.500% due 02/15/24 (Ê) 276
239
Air Medical Group Holdings, Inc. 1st
Lien Term Loan B
4.250% due 04/28/22 (Ê) 273
270
Almonde , Inc. 1st Lien Term Loan B
4.500% due 06/13/24 (Ê) 189
175
Alphabet Holding Co., Inc. 1st Lien
Term Loan
3.661% due 08/15/24 (Ê) 367
351
Alterra Mountain Comp. Term Loan B
5.500% due 08/01/26 (Ê) 125
124
Alvogen Group, Inc. Extended Term
Loan
6.320% due 12/31/23 (Ê) 465
443
American Airlines, Inc. Term Loan
1.916% due 10/10/21 (Ê) 190
131
Anastasia Parent LLC 1st Lien Term
Loan B
4.058% due 08/10/25 (Ê) 393
159
AP Exhaust Acquisition LLC Term Loan
A1
6.000% due 05/10/25 (Ê)(Ø)(Š) 141
88
AP Exhaust Acquisition LLC Term
Loan B
6.000% due 05/10/24 (Ê)(Ø) 127
7
6.721% due 05/10/24 (Ê) 127
7
AP Gaming I LLC Incremental Term
Loan
14.000% due 02/15/24 (Ê) 35
34
AppLovin Corp. 1st Lien Term Loan B
3.661% due 08/15/25 (Ê) 185
184
4.161% due 08/15/25 (Ê) 80
79
APRO LLC Term Loan B
5.000% due 11/14/26 (Ê) 135
134
Aretec Group, Inc. 1st Lien Term Loan
4.411% due 10/01/25 (Ê) 197
181
ASP AMC Merger Sub, Inc. Term Loan B
4.500% due 04/13/24 (Ê) 273
217
AssuredPartners , Inc. Term Loan B
3.661% due 02/13/27 (Ê) 293
284

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
410 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Avis Budget Car Rental LLC Term Loan
B
0.000% due 08/06/27 (~)(Ê)(v) 199
180
Banijay Entertainment SAS Term Loan
0.000% due 03/04/25 (~)(Ê)(v) 117
113
Berry Global, Inc. Term Loan Y
2.188% due 07/01/26 (Ê) 525
509
Big Ass Fans LLC Repricing Term Loan
4.750% due 05/21/24 (Ê) 214
189
BI-LO, LLC Term Loan B
9.000% due 05/31/24 (Ê) 191
190
Boxer Parent Co., Inc. 1st Lien Term
Loan B
4.411% due 10/02/25 (Ê) 317
305
BroadStreet Partners, Inc. Term Loan
3.411% due 01/27/27 (Ê) 78
76
Brookfield WEC Holdings, Inc. Term
Loan
3.750% due 08/01/25 (Ê) 525
513
Caesars Resort Collection LLC Term
Loan
4.772% due 06/19/25 (Ê) 93
89
4.687% due 07/21/25 (Ê) 185
178
Cambium Learning Group, Inc. Term
Loan
4.808% due 12/18/25 (Ê) 199
191
Cardtronics USA, Inc. Term Loan B
5.000% due 06/29/27 (Ê) 130
129
Carestream Health, Inc. Extended Term
Loan
7.822% due 05/05/23 (Ê) 376
356
Castle US Holding Corp. Term Loan
4.058% due 01/31/27 (Ê) 299
281
CenturyLink, Inc. Term Loan B
2.411% due 01/31/25 (Ê) 183
176
Change Healthcare Holdings LLC 1st
Lien Term Loan B
3.500% due 03/01/24 (Ê) 215
210
Charter Communications Operating LLC
Term Loan B2
1.920% due 02/01/27 (Ê) 632
616
Cornerstone OnDemand , Inc. Term
Loan B
4.426% due 04/22/27 (Ê) 191
190
CT Technologies Intermediate Holdings,
Inc. 1st Lien Term Loan B
5.250% due 12/01/21 (Ê) 383
361
Cvent , Inc. 1st Lien Term Loan B
3.911% due 11/29/23 (Ê) 96
81
Deliver Buyer, Inc. Term Loan B
7.250% due 05/01/24 (Ê) 70
69
Delta Air Lines, Inc.
5.750% due 04/29/23 (Ê) 344
339
Douglas Dynamics, Inc. Term Loan B
4.750% due 06/08/26 (Ê) 90
90
EagleView Technology Corp. 1st Lien
Term Loan B1
3.863% due 08/14/25 (Ê) 246
234
ECI Macola /Max Holding LLC 1st Lien
Term Loan B
5.250% due 09/29/24 (Ê) 99
98
ECI Macola /Max Holding LLC 2nd Lien
Term Loan
9.000% due 09/29/25 (Ê) 128
105
Ellie Mae, Inc. Term Loan
4.058% due 04/17/26 (Ê) 209
206
EnergySolutions LLC 1st Lien Term
Loan B
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
4.750% due 05/11/25 (Ê) 280
258
Ensemble RCM LLC Term Loan
4.011% due 08/01/26 (Ê) 496
492
Envision Healthcare Corp. 1st Lien Term
Loan B
3.911% due 10/10/25 (Ê) 310
203
Epicor Software Corp. Term Loan
0.000% due 07/29/27 (~)(Ê)(v) 82
82
Eyecare Partners LLC Delayed Draw
Term Loan
3.750% due 02/20/27 (Ê)(Œ) 9
8
Eyecare Partners LLC Term Loan
4.822% due 02/20/27 (Ê) 36
33
Fort Dearborn Company 1st Lien Term
Loan
5.000% due 10/19/23 (Ê) 4
4
5.195% due 10/19/23 (Ê) 206
196
Genesee & Wyoming, Inc. New Term
Loan
2.308% due 12/30/26 (Ê) 374
367
Getty Images, Inc. 1st Lien Term Loan
4.688% due 02/19/26 (Ê) 304
274
Graham Packaging Co., Inc. Term Loan
0.000% due 08/06/27 (~)(Ê)(v) 90
90
Greenway Health LLC 1st Lien Term
Loan
0.000% due 02/16/24 (~)(Ê)(v) 57
46
Gruden Holdings, Inc. 1st Lien Term
Loan
6.500% due 08/18/22 (Ê) 245
230
GTT Communications, Inc. 1st Lien
Term Loan B
2.910% due 05/31/25 (Ê) 619
458
Guidehouse LLP 1st Lien Loan
4.667% due 05/01/25 (Ê) 248
245
Helios Software Holdings, Inc. Term
Loan
5.322% due 10/24/25 (Ê) 199
195
Hertz Global Holdings, Inc. Term Loan B
3.510% due 06/30/23 (Ê)(Ø) 379
359
HGIM Corp. 1st Lien Term Loan
7.713% due 07/02/23 (Ê) 217
102
HUB International, Ltd. 1st Lien Term
Loan
3.219% due 04/25/25 (Ê) 1
1
3.264% due 04/25/25 (Ê) 520
504
Information Resources, Inc. 1st Lien
Term Loan
4.613% due 12/03/25 (Ê) 64
62
Ingersoll-Rand PLC Term Loan B
1.911% due 02/28/27 (Ê) 150
144
ION Trading Technologies Sarl 1st Lien
Term Loan B
5.072% due 11/21/24 (Ê) 437
424
Jane Street Group LLC Term Loan
3.161% due 01/07/25 (Ê) 199
197
Kenan Advantage Group, Inc. (The)
Term Loan
0.000% due 07/31/22 (~)(Ê)(v) 75
69
Kenan Advantage Group, Inc. (The)
Term Loan B
0.000% due 07/31/22 (~)(Ê)(v) 18
16
Kestra Advisory Services LLC Term
Loan
4.420% due 06/04/26 (Ê) 174
168
Level 3 Financing, Inc. Term Loan B
1.911% due 03/01/27 (Ê) 224
217

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 411
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
LifeScan Global Corp. 1st Lien Term
Loan
7.175% due 10/01/24 (Ê) 168
153
Limetree Bay Terminals LLC Term Loan
B
5.000% due 02/15/24 (Ê) 160
147
Mallinckrodt International Finance SA
1st Lien Term Loan B
0.000% due 02/24/25 (~)(Ê)(v) 26
22
Mavis Tire Express Services Corp. 1st
Lien Term Loan
3.558% due 03/20/25 (Ê) 189
174
Men's Wearhouse , Inc. (The) Term Loan
B2
0.000% due 04/09/25 (~)(Ê)(v) 116
23
MH Sub I LLC Incremental Term Loan
4.058% due 09/15/24 (Ê) 80
79
MH Sub I, LLC 1st Lien Term Loan
4.572% due 09/15/24 (Ê) 248
241
Midas Intermediate Holdco II LLC Term
Loan B
3.750% due 08/18/21 (Ê) 297
259
Midwest Physician Administrative
Services, LLC 2nd Lien Term Loan
7.750% due 08/11/25 (Ê) 122
103
Mitchell International, Inc. 1st Lien
Term Loan B
3.411% due 12/01/24 (Ê) 365
346
MTN Infrastructure TopCo , Inc. Term
Loan B
5.000% due 11/17/24 (Ê) 80
79
Navistar, Inc. 1st Lien Term Loan B
3.690% due 11/06/24 (Ê) 244
236
New Constellis Borrower LLC 2nd Lien
Term Loan
12.000% due 03/27/25 (Ê) 36
11
New Constellis Borrower LLC Term Loan
8.500% due 03/27/24 (Ê) 42
36
NFP Corp. Term Loan
3.411% due 02/13/27 (Ê) 160
153
NN, Inc. Term Loan
5.911% due 10/19/22 (Ê) 391
353
Perforce Software, Inc. Term Loan B
3.911% due 07/01/26 (Ê) 74
72
PG&E Corp. Exit Term Loan B
5.500% due 06/23/25 (Ê) 150
148
Pre-Paid Legal Services, Inc. 1st Lien
Term Loan
3.411% due 05/01/25 (Ê) 111
106
Prime Security Services Borrower LLC
Term Loan B1
4.250% due 09/23/26 (Ê) 403
396
Pug LLC Term Loan
3.661% due 02/13/27 (Ê) 203
171
Quest Software US Holdings, Inc. 1st
Lien Term Loan
4.511% due 05/18/25 (Ê) 542
527
Rackspace Hosting, Inc. 1st Lien Term
Loan
4.000% due 11/03/23 (Ê) 691
676
Radiate Holdco LLC 1st Lien Term
Loan B
3.750% due 02/01/24 (Ê) 867
849
Radio One, Inc. 1st Lien Term Loan B
5.000% due 04/18/23 (Ê) 395
326
Red Ventures LLC 1st Lien Term Loan B
2.661% due 11/08/24 (Ê) 373
358
Redstone Buyer LLC Term Loan
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.000% due 06/29/27 (~)(Ê)(v) 88
87
RegionalCare Hospital Partners
Holdings, Inc. Term Loan B
3.911% due 11/16/25 (Ê) 413
403
Research Now Group, Inc. 1st Lien Term
Loan
6.500% due 12/20/24 (Ê) 271
255
Rocket Software, Inc. Term Loan
4.411% due 12/31/25 (Ê) 173
165
RPI Intermediate Finance Trust Term
Loan B1
1.911% due 02/11/27 (Ê) 182
180
Ryan Specialty Group LLC Term Loan
0.000% due 06/29/27 (~)(Ê)(v) 176
175
S2P Acquisition Borrower, Inc. Term
Loan
5.072% due 08/14/26 (Ê) 248
242
Sedgwick Claims Management Services,
Inc. 1st Lien Term Loan B
3.411% due 12/31/25 (Ê) 278
265
SMG US Midco 2, Inc. Term Loan
2.661% due 01/23/25 (Ê) 62
—
2.761% due 01/23/25 (Ê) 149
178
SonicWall US Holdings, Inc. 1st Lien
Term Loan
3.877% due 05/16/25 (Ê) 93
88
SP PF Buyer LLC 1st Lien Term Loan
0.000% due 12/21/25 (~)(Ê)(v) 46
39
Stats Intermediate Holding LLC Term
Loan
5.428% due 07/10/26 (Ê) 319
301
SuperMoose Borrower LLC 1st Lien
Term Loan
3.911% due 08/29/25 (Ê) 164
144
Surf Holdings, LLC USD Term Loan
3.827% due 03/05/27 (Ê) 207
201
Terrier Media Buyer, Inc. Term Loan B
4.411% due 12/17/26 (Ê) 635
618
TIBCO Software, Inc. Term Loan B
3.920% due 07/03/26 (Ê) 170
163
Tosca Services LLC Term Loan B
0.000% due 07/28/27 (~)(Ê)(v) 91
91
Trader Corporation Term Loan B
4.000% due 09/28/23 (Ê) 234
225
Trans Union LLC Term Loan B5
1.911% due 11/13/26 (Ê) 400
389
TransDigm Group, Inc. Term Loan F
2.411% due 12/09/25 (Ê) 273
256
Twin River Worldwide Holdings, Inc.
Incremental Term Loan B1
9.000% due 05/11/26 (Ê) 40
42
Uber Technologies, Inc. 1st Lien Term
Loan
5.000% due 04/04/25 (Ê) 273
269
UFC Holdings LLC Incremental Term
Loan
4.250% due 04/29/26 (Ê) 130
127
United Natural Foods, Inc. Term Loan
4.411% due 10/22/25 (Ê) 361
350
Univision Communications, Inc. Term
Loan B
4.750% due 03/15/26 (Ê) 182
175
Upstream Newco , Inc. Term Loan
4.661% due 10/24/26 (Ê) 95
89
US Anesthesia Partners, Inc. Term Loan
4.000% due 06/23/24 (Ê) 91
84
USI, Inc. Term Loan B

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
412 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.308% due 05/16/24 (Ê) 188
181
VeriFone Systems, Inc. 1st Lien Term
Loan
4.377% due 08/20/25 (Ê) 157
139
Vero Parent, Inc. Term Loan B
7.000% due 08/16/24 (Ê) 163
159
Vertafore , Inc. 1st Lien Term Loan B
3.411% due 07/02/25 (Ê) 420
399
Vertical US Newco , Inc. Term Loan B
0.000% due 07/01/27 (~)(Ê)(v) 90
89
Virgin Media Secured Finance PLC Term
Loan
2.675% due 01/31/28 (Ê) 158
153
VS Buyer LLC Term Loan B
3.417% due 03/02/27 (Ê) 100
98
Whatabrands LLC 2020 Term Loan B
2.916% due 08/03/26 (Ê) 82
79
William Morris Endeavor Entertainment
LLC 1st Lien Term Loan B
2.920% due 05/18/25 (Ê) 583
459
William Morris Endeavor Entertainment
LLC Term Loan B2
9.500% due 05/18/25 (Ê) 40
39
WP CityMD Bidco LLC Term Loan B
5.500% due 08/14/24 (Ê) 124
124
5.572% due 08/14/24 (Ê) 124
124
Yak Access LLC 1st Lien Term Loan B
5.308% due 07/11/25 (Ê) 96
78
Zayo Group Holdings, Inc. Term Loan
3.161% due 03/09/27 (Ê) 643
623
29,847
Mortgage-Backed Securities - 17.3%
Blackstone Mortgage Trust, Inc.
4.375% due 05/05/22 2,135
2,039
Fannie Mae
4.500% due 2049 74
81
5.000% due 2049 186
206
30 Year TBA(Ï)
3.000% 29,000
30,709
3.500% 26,000
27,423
4.000% 73,000
77,579
Fannie Mae Connecticut Avenue
Securities
Series 2016-C01 Class 2M2
7.118% due 08/25/28 (Ê) 642
667
Series 2016-C03 Class 1M2
5.468% due 10/25/28 (Ê) 197
200
Fannie Mae REMICS
Series 2010-35 Class SG
Interest Only STRIP
6.232% due 04/25/40 (Ê) 1,697
352
Series 2010-99 Class NI
Interest Only STRIP
6.000% due 09/25/40 2,947
616
Series 2010-109 Class IM
Interest Only STRIP
5.500% due 09/25/40 4,579
750
Series 2011-101 Class SA
Interest Only STRIP
5.732% due 10/25/41 (Ê) 2,412
451
Series 2011-134 Class SP
Interest Only STRIP
5.832% due 02/25/41 (Ê) 4,002
444
Series 2012-19 Class S
Interest Only STRIP
5.782% due 03/25/42 (Ê) 6,365
1,206
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-49 Class QI
Interest Only STRIP
4.500% due 12/25/40 1,708
98
Series 2012-62 Class MI
Interest Only STRIP
4.000% due 03/25/41 750
52
Series 2012-103 Class SD
Interest Only STRIP
5.882% due 09/25/42 (Ê) 2,842
552
Series 2012-116 Class SA
Interest Only STRIP
7.032% due 10/25/42 (Ê) 1,676
372
Series 2012-124 Class JI
Interest Only STRIP
3.500% due 11/25/42 3,788
260
Series 2013-7 Class SA
Interest Only STRIP
6.532% due 02/25/43 (Ê) 6,472
1,604
Series 2013-27 Class PI
Interest Only STRIP
3.000% due 12/25/41 966
41
Series 2013-35 Class IP
Interest Only STRIP
3.000% due 06/25/42 490
22
Series 2013-35 Class PI
Interest Only STRIP
3.000% due 02/25/42 449
17
Series 2013-40 Class YI
Interest Only STRIP
3.500% due 06/25/42 795
57
Series 2013-41 Class SP
Interest Only STRIP
6.032% due 06/25/40 (Ê) 367
20
Series 2013-54 Class LI
Interest Only STRIP
7.000% due 11/25/34 2,268
506
Series 2013-57 Class IQ
Interest Only STRIP
3.000% due 06/25/41 870
45
Series 2013-67 Class IL
Interest Only STRIP
6.500% due 07/25/43 3,951
844
Series 2013-107 Class SB
Interest Only STRIP
5.782% due 02/25/43 (Ê) 3,491
823
Series 2015-34 Class QI
Interest Only STRIP
5.000% due 06/25/45 1,158
206
Series 2015-35 Class IA
Interest Only STRIP
5.000% due 06/25/45 2,143
341
Series 2015-69 Class IO
Interest Only STRIP
6.000% due 09/25/45 2,785
561
Series 2015-73 Class PI
Interest Only STRIP
3.500% due 10/25/45 5,036
166
Series 2016-8 Class SA
Interest Only STRIP
5.882% due 03/25/46 (Ê) 6,753
1,319
Series 2016-54 Class SD
Interest Only STRIP
5.832% due 08/25/46 (Ê) 3,916
926
Series 2016-61 Class BS
Interest Only STRIP
5.932% due 09/25/46 (Ê) 7,733
1,538

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 413
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-65 Class CS
Interest Only STRIP
5.932% due 09/25/46 (Ê) 5,121
994
Series 2016-83 Class BS
Interest Only STRIP
5.932% due 11/25/46 (Ê) 6,332
1,370
Series 2016-102 Class JI
Interest Only STRIP
3.500% due 02/25/46 234
13
Series 2017-2 Class KI
Interest Only STRIP
4.000% due 02/25/47 1,705
135
Series 2017-32 Class IP
Interest Only STRIP
4.500% due 05/25/47 6,078
1,026
Series 2017-48 Class LI
Interest Only STRIP
4.000% due 05/25/47 737
50
Series 2017-72 Class GI
Interest Only STRIP
4.000% due 08/25/47 768
52
Series 2017-75 Class NI
Interest Only STRIP
5.000% due 11/25/46 1,678
307
Series 2017-78 Class KI
Interest Only STRIP
3.500% due 10/25/47 2,801
222
Series 2017-82 Class NI
Interest Only STRIP
4.000% due 10/25/47 3,935
349
Series 2017-112 Class SG
Interest Only STRIP
6.052% due 01/25/48 (Ê) 2,608
475
Series 2017-113 Class IO
Interest Only STRIP
5.000% due 01/25/38 1,669
199
Series 2018-1 Class AI
Interest Only STRIP
5.000% due 02/25/48 4,762
735
Series 2018-1 Class JI
Interest Only STRIP
5.000% due 02/25/48 1,346
250
Series 2018-3 Class PI
Interest Only STRIP
4.000% due 02/25/48 1,466
133
Series 2018-14 Class KI
Interest Only STRIP
6.000% due 03/25/48 5,357
1,194
Series 2018-36 Class IO
Interest Only STRIP
5.000% due 06/25/48 2,281
440
Series 2018-36 Class SD
Interest Only STRIP
6.082% due 06/25/48 (Ê) 7,049
1,401
Series 2018-47 Class SA
Interest Only STRIP
6.082% due 07/25/48 (Ê) 3,297
700
Series 2018-62 Class SB
Interest Only STRIP
6.032% due 09/25/48 (Ê) 6,504
1,164
Series 2018-95 Class SA
Interest Only STRIP
5.982% due 01/25/49 (Ê) 4,592
947
Series 2018-95 Class SL
Interest Only STRIP
5.982% due 01/25/49 (Ê) 4,201
863
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-13 Class IO
Interest Only STRIP
4.500% due 03/25/49 2,566
133
Series 2019-17 Class LI
Interest Only STRIP
4.500% due 04/25/49 3,374
291
Series 2019-24 Class SA
Interest Only STRIP
5.882% due 05/25/49 (Ê) 2,598
287
Series 2019-26 Class SM
Interest Only STRIP
5.882% due 06/25/49 (Ê) 5,348
770
Series 2019-28 Class S
Interest Only STRIP
5.882% due 06/25/49 (Ê) 3,902
543
Series 2019-43 Class KS
Interest Only STRIP
5.882% due 08/25/49 (Ê) 6,122
920
Series 2019-45 Class SD
Interest Only STRIP
5.882% due 08/25/49 (Ê) 3,682
532
Series 2019-71 Class CS
Interest Only STRIP
5.832% due 11/25/49 (Ê) 1,750
464
Series 2019-73 Class SC
Interest Only STRIP
5.882% due 12/25/49 (Ê) 4,371
700
Fannie Mae Strips
Series 2009-397
Interest Only STRIP
5.000% due 09/25/39 450
77
Series 2010-404
Interest Only STRIP
4.500% due 05/25/40 350
53
Freddie Mac
5.000% due 2049 28
31
Freddie Mac REMICS
Series 2010-3714 Class KI
Interest Only STRIP
4.500% due 11/15/39 263
11
Series 2010-3747 Class SA
Interest Only STRIP
6.315% due 10/15/40 (Ê) 730
142
Series 2011-3919 Class SA
Interest Only STRIP
6.315% due 09/15/41 (Ê) 3,255
630
Series 2011-3927 Class IP
Interest Only STRIP
4.500% due 06/15/40 807
60
Series 2012-3829 Class AS
Interest Only STRIP
5.961% due 03/15/41 (Ê) 726
163
Series 2012-3981 Class WS
Interest Only STRIP
6.365% due 05/15/41 (Ê) 407
48
Series 2012-3984 Class DS
Interest Only STRIP
5.765% due 01/15/42 (Ê) 975
184
Series 2012-4000 Class LI
Interest Only STRIP
4.000% due 02/15/42 920
80
Series 2012-4016 Class SC
Interest Only STRIP
6.315% due 03/15/42 (Ê) 1,517
301

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
414 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2012-4033 Class SC
Interest Only STRIP
6.365% due 10/15/36 (Ê) 418
29
Series 2012-4074 Class KS
Interest Only STRIP
6.515% due 02/15/41 (Ê) 1,073
142
Series 2013-4182 Class PI
Interest Only STRIP
3.000% due 12/15/41 1,374
53
Series 2013-4259 Class DI
Interest Only STRIP
4.000% due 06/15/43 4,137
358
Series 2013-4265 Class SD
Interest Only STRIP
5.915% due 01/15/35 (Ê) 3,036
582
Series 2013-4267 Class CS
Interest Only STRIP
5.865% due 05/15/39 (Ê) 337
12
Series 2014-4299 Class JI
Interest Only STRIP
4.000% due 07/15/43 945
43
Series 2015-4425 Class EI
Interest Only STRIP
4.000% due 01/15/45 2,070
211
Series 2015-4452 Class QI
Interest Only STRIP
4.000% due 11/15/44 2,949
426
Series 2015-4510 Class HI
Interest Only STRIP
3.000% due 03/15/40 1,139
17
Series 2015-4530 Class TI
Interest Only STRIP
4.000% due 11/15/45 673
62
Series 2016-4560 Class IO
Interest Only STRIP
5.810% due 05/15/39 (~)(Ê) 1,536
301
Series 2016-4591 Class QI
Interest Only STRIP
3.500% due 04/15/46 716
58
Series 2016-4596 Class CS
Interest Only STRIP
5.915% due 06/15/46 (Ê) 5,109
1,006
Series 2016-4601 Class PI
Interest Only STRIP
4.500% due 12/15/45 774
97
Series 2016-4604 Class QI
Interest Only STRIP
3.500% due 07/15/46 4,558
368
Series 2017-4663 Class KI
Interest Only STRIP
3.500% due 11/15/42 785
17
Series 2017-4663 Class PI
Interest Only STRIP
4.000% due 03/15/47 964
67
Series 2017-4663 Class TI
Interest Only STRIP
3.500% due 10/15/42 684
11
Series 2017-4666 Class AI
Interest Only STRIP
3.000% due 09/15/35 1,012
8
Series 2017-4678 Class MS
Interest Only STRIP
5.915% due 04/15/47 (Ê) 1,113
253
Series 2017-4697 Class PI
Interest Only STRIP
3.500% due 09/15/45 579
19
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-4697 Class YI
Interest Only STRIP
3.500% due 07/15/47 2,482
147
Series 2017-4707 Class AI
Interest Only STRIP
4.000% due 07/15/47 520
38
Series 2017-4731 Class QS
Interest Only STRIP
6.015% due 11/15/47 (Ê) 1,901
320
Series 2017-4749 Class IP
Interest Only STRIP
4.000% due 02/15/47 4,818
449
Series 2018-4760 Class IG
Interest Only STRIP
5.000% due 02/15/48 1,262
230
Series 2018-4801 Class IG
Interest Only STRIP
3.000% due 06/15/48 6,626
385
Series 2018-4808 Class SD
Interest Only STRIP
6.015% due 07/15/48 (Ê) 4,387
706
Series 2019-4922 Class SB
Interest Only STRIP
5.865% due 04/25/49 (Ê) 3,154
372
Series 2019-4928 Class S
Interest Only STRIP
5.815% due 11/25/49 (Ê) 3,263
499
Series 2020-4964 Class IA
Interest Only STRIP
4.500% due 03/25/50 6,573
1,014
Series 2020-4979 Class SN
Interest Only STRIP
5.865% due 06/25/50 (Ê) 4,526
760
Freddie Mac Strips
Series 2014-324 Class C21
Interest Only STRIP
6.000% due 06/15/39 652
137
Ginnie Mae
Series 2011-17 Class S
Interest Only STRIP
5.860% due 02/20/41 (Ê) 3,564
680
Series 2013-H24 Class AI
Interest Only STRIP
1.415% due 09/20/63 (~)(Ê) 1,736
67
Ginnie Mae II
3.500% due 2049 229
245
5.000% due 2049 252
280
5.500% due 2049 105
117
4.000% due 2050 36
39
5.000% due 2050 269
298
Ginnie Mae REMICS
Series 2009-121 Class CI
Interest Only STRIP
4.500% due 12/16/39 3,022
474
Series 2009-121 Class DI
Interest Only STRIP
4.500% due 12/16/39 1,636
254
Series 2010-35 Class QI
Interest Only STRIP
4.500% due 03/20/40 5,659
886
Series 2010-35 Class UI
Interest Only STRIP
5.000% due 03/20/40 5,138
813
Series 2010-134 Class ES
Interest Only STRIP
5.810% due 11/20/39 (Ê) 1,179
82

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 415
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2010-167 Class SG
Interest Only STRIP
6.305% due 08/16/38 (Ê) 688
14
Series 2010-H19 Class BI
Interest Only STRIP
1.426% due 08/20/60 (~)(Ê) 2,674
151
Series 2010-H22 Class CI
Interest Only STRIP
2.342% due 10/20/60 (~)(Ê) 1,911
105
Series 2011-22 Class PS
Interest Only STRIP
5.810% due 07/20/40 (Ê) 1,332
93
Series 2011-70 Class WI
Interest Only STRIP
4.660% due 12/20/40 (Ê) 6,623
988
Series 2011-135 Class DI
Interest Only STRIP
5.000% due 04/16/40 3,009
525
Series 2011-137 Class MI
Interest Only STRIP
4.000% due 01/20/41 900
70
Series 2011-156 Class SK
Interest Only STRIP
6.410% due 04/20/38 (Ê) 1,787
406
Series 2011-H15 Class AI
Interest Only STRIP
1.504% due 06/20/61 (~)(Ê) 555
27
Series 2012-103 Class CI
Interest Only STRIP
3.500% due 08/16/42 3,185
485
Series 2012-129 Class IO
Interest Only STRIP
4.500% due 11/16/42 844
140
Series 2012-136 Class BI
Interest Only STRIP
3.500% due 11/20/42 3,235
469
Series 2012-140 Class IC
Interest Only STRIP
3.500% due 11/20/42 1,456
222
Series 2012-H06 Class AI
Interest Only STRIP
1.302% due 01/20/62 (~)(Ê) 6,388
261
Series 2012-H10 Class AI
Interest Only STRIP
1.170% due 12/20/61 (~)(Ê) 7,981
259
Series 2012-H10 Class SI
Interest Only STRIP
1.389% due 12/20/61 (~)(Ê) 5,231
293
Series 2012-H18 Class NI
Interest Only STRIP
1.414% due 08/20/62 (~)(Ê) 19,172
770
Series 2012-H23 Class WI
Interest Only STRIP
1.528% due 10/20/62 (~)(Ê) 2,737
113
Series 2012-H31 Class DI
Interest Only STRIP
2.040% due 12/20/62 (~)(Ê) 13,837
974
Series 2013-23 Class IK
Interest Only STRIP
3.000% due 09/20/37 903
45
Series 2013-67 Class IP
Interest Only STRIP
4.000% due 04/16/43 3,663
595
Series 2013-76 Class IO
Interest Only STRIP
3.500% due 05/20/43 944
112
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2013-79 Class PI
Interest Only STRIP
3.500% due 04/20/43 915
81
Series 2013-82 Class TI
Interest Only STRIP
3.500% due 05/20/43 5,904
828
Series 2013-H08 Class BI
Interest Only STRIP
1.665% due 03/20/63 (~)(Ê) 8,200
443
Series 2013-H14 Class XI
Interest Only STRIP
1.612% due 03/20/63 (~)(Ê) 1,609
69
Series 2014-58 Class SA
Interest Only STRIP
5.910% due 04/20/44 (Ê) 265
52
Series 2014-98 Class AI
Interest Only STRIP
4.500% due 10/20/41 928
37
Series 2014-116 Class IL
Interest Only STRIP
4.000% due 08/20/44 1,051
132
Series 2014-131 Class BS
Interest Only STRIP
6.005% due 09/16/44 (Ê) 2,685
745
Series 2014-137 Class ID
Interest Only STRIP
5.500% due 09/16/44 1,349
256
Series 2014-139 Class NI
Interest Only STRIP
3.500% due 08/20/28 2,246
92
Series 2014-144 Class AI
Interest Only STRIP
3.500% due 01/20/39 2,230
49
Series 2014-184 Class DI
Interest Only STRIP
5.500% due 12/16/44 4,237
858
Series 2014-188 Class IB
Interest Only STRIP
4.000% due 12/20/44 3,985
391
Series 2014-H09 Class AI
Interest Only STRIP
1.392% due 01/20/64 (~)(Ê) 4,986
195
Series 2014-H13 Class BI
Interest Only STRIP
1.525% due 05/20/64 (~)(Ê) 6,609
299
Series 2014-H18 Class CI
Interest Only STRIP
1.553% due 09/20/64 (~)(Ê) 4,377
337
Series 2014-H22 Class DI
Interest Only STRIP
1.349% due 11/20/64 (~)(Ê) 2,498
164
Series 2014-H24 Class BI
Interest Only STRIP
1.606% due 11/20/64 (~)(Ê) 12,801
828
Series 2014-H25 Class BI
Interest Only STRIP
1.662% due 12/20/64 (~)(Ê) 2,024
133
Series 2015-20 Class PI
Interest Only STRIP
3.500% due 02/20/45 2,975
412
Series 2015-24 Class AI
Interest Only STRIP
3.500% due 12/20/37 1,015
46
Series 2015-25 Class PI
Interest Only STRIP
3.500% due 01/20/45 1,992
125

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
416 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2015-69 Class IO
Interest Only STRIP
5.000% due 05/20/45 2,212
370
Series 2015-106 Class CI
Interest Only STRIP
4.000% due 05/20/45 990
84
Series 2015-131 Class MI
Interest Only STRIP
3.500% due 09/20/45 1,700
108
Series 2015-134 Class LI
Interest Only STRIP
3.500% due 05/20/39 1,346
46
Series 2015-144 Class IA
Interest Only STRIP
4.000% due 01/16/43 1,100
89
Series 2015-162 Class BI
Interest Only STRIP
4.000% due 11/20/40 1,892
127
Series 2015-165 Class IC
Interest Only STRIP
3.500% due 07/16/41 2,769
165
Series 2015-167 Class BI
Interest Only STRIP
4.500% due 04/16/45 787
136
Series 2015-182 Class IC
Interest Only STRIP
4.500% due 12/20/45 4,275
723
Series 2015-187 Class JI
Interest Only STRIP
4.000% due 03/20/45 1,886
205
Series 2015-H04 Class AI
Interest Only STRIP
2.348% due 12/20/64 (~)(Ê) 1,034
71
Series 2015-H09 Class BI
Interest Only STRIP
1.660% due 03/20/65 (~)(Ê) 534
37
Series 2015-H10 Class CI
Interest Only STRIP
1.777% due 04/20/65 (~)(Ê) 1,407
103
Series 2015-H13 Class AI
Interest Only STRIP
2.172% due 06/20/65 (~)(Ê) 2,525
188
Series 2015-H15 Class JI
Interest Only STRIP
1.935% due 06/20/65 (~)(Ê) 1,013
85
Series 2015-H18 Class IA
Interest Only STRIP
1.812% due 06/20/65 (~)(Ê) 2,382
146
Series 2015-H22 Class HI
Interest Only STRIP
2.058% due 08/20/65 (~)(Ê) 651
59
Series 2015-H24 Class BI
Interest Only STRIP
1.585% due 08/20/65 (~)(Ê) 1,654
64
Series 2015-H25 Class AI
Interest Only STRIP
1.583% due 09/20/65 (~)(Ê) 1,307
90
Series 2015-H26 Class GI
Interest Only STRIP
1.770% due 10/20/65 (~)(Ê) 751
54
Series 2015-H29 Class HI
Interest Only STRIP
2.098% due 09/20/65 (~)(Ê) 661
41
Series 2016-42 Class IO
Interest Only STRIP
5.000% due 02/20/46 282
45
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-47 Class CI
Interest Only STRIP
4.000% due 09/20/45 356
34
Series 2016-49 Class IO
Interest Only STRIP
4.500% due 11/16/45 1,439
234
Series 2016-75 Class EI
Interest Only STRIP
3.500% due 08/20/45 3,634
195
Series 2016-77 Class SC
Interest Only STRIP
5.910% due 10/20/45 (Ê) 997
212
Series 2016-77 Class SL
Interest Only STRIP
5.960% due 03/20/43 (Ê) 970
106
Series 2016-79 Class IO
Interest Only STRIP
3.500% due 06/20/46 1,580
100
Series 2016-123 Class LI
Interest Only STRIP
3.500% due 03/20/44 3,869
327
Series 2016-134 Class MI
Interest Only STRIP
3.000% due 01/20/43 997
12
Series 2016-150 Class I
Interest Only STRIP
5.000% due 11/20/46 481
75
Series 2016-H01 Class AI
Interest Only STRIP
2.366% due 01/20/66 (~)(Ê) 16,059
1,320
Series 2016-H04 Class KI
Interest Only STRIP
2.260% due 02/20/66 (~)(Ê) 974
57
Series 2016-H06 Class AI
Interest Only STRIP
2.371% due 02/20/66 (~)(Ê) 2,105
193
Series 2016-H08 Class AI
Interest Only STRIP
2.317% due 08/20/65 (~)(Ê) 5,821
454
Series 2016-H13 Class EI
Interest Only STRIP
1.177% due 04/20/66 (~)(Ê) 9,337
965
Series 2016-H13 Class MI
Interest Only STRIP
1.640% due 06/20/66 (~)(Ê) 4,476
175
Series 2016-H21 Class AI
Interest Only STRIP
2.265% due 09/20/66 (~)(Ê) 11,741
1,169
Series 2016-H22 Class AI
Interest Only STRIP
3.140% due 10/20/66 (~)(Ê) 6,992
584
Series 2016-H22 Class IO
Interest Only STRIP
1.832% due 10/20/66 (~)(Ê) 6,002
435
Series 2016-H24 Class AI
Interest Only STRIP
2.889% due 11/20/66 (~)(Ê) 7,321
808
Series 2016-H24 Class DI
Interest Only STRIP
2.384% due 11/20/66 (~)(Ê) 2,556
297
Series 2016-H24 Class KI
Interest Only STRIP
2.009% due 11/20/66 (~)(Ê) 1,737
198
Series 2016-H25 Class GI
Interest Only STRIP
1.466% due 11/20/66 (~)(Ê) 4,035
198

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 417
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2016-H27 Class BI
Interest Only STRIP
2.482% due 12/20/66 (~)(Ê) 10,848
1,099
Series 2017-6 Class DI
Interest Only STRIP
3.500% due 01/20/44 2,741
60
Series 2017-17 Class EI
Interest Only STRIP
4.000% due 09/20/44 677
18
Series 2017-26 Class EI
Interest Only STRIP
5.000% due 02/20/40 1,913
217
Series 2017-26 Class IM
Interest Only STRIP
6.500% due 02/20/47 3,586
669
Series 2017-38 Class DI
Interest Only STRIP
5.000% due 03/16/47 1,540
263
Series 2017-42 Class IC
Interest Only STRIP
4.500% due 08/20/41 5,695
954
Series 2017-45 Class IM
Interest Only STRIP
4.000% due 10/20/44 492
33
Series 2017-52 Class DI
Interest Only STRIP
5.500% due 04/20/47 1,978
355
Series 2017-57 Class AI
Interest Only STRIP
4.000% due 06/20/45 921
83
Series 2017-66 Class KI
Interest Only STRIP
4.000% due 08/20/44 4,936
259
Series 2017-68 Class IL
Interest Only STRIP
4.000% due 08/20/44 546
41
Series 2017-79 Class IB
Interest Only STRIP
5.500% due 05/20/47 2,838
531
Series 2017-99 Class AI
Interest Only STRIP
4.000% due 01/20/47 663
79
Series 2017-99 Class PI
Interest Only STRIP
4.000% due 03/20/46 1,778
135
Series 2017-104 Class MI
Interest Only STRIP
5.500% due 07/16/47 4,491
1,026
Series 2017-118 Class KI
Interest Only STRIP
3.500% due 10/20/46 4,087
184
Series 2017-123 Class IO
Interest Only STRIP
5.000% due 08/16/47 2,239
434
Series 2017-123 Class JI
Interest Only STRIP
4.000% due 08/20/46 3,075
234
Series 2017-130 Class IB
Interest Only STRIP
4.000% due 08/20/47 405
46
Series 2017-132 Class IA
Interest Only STRIP
4.500% due 09/20/47 457
74
Series 2017-132 Class ID
Interest Only STRIP
3.500% due 12/20/43 821
14
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-136 Class GI
Interest Only STRIP
3.500% due 09/20/47 868
45
Series 2017-139 Class IG
Interest Only STRIP
3.500% due 09/20/47 2,309
133
Series 2017-141 Class ID
Interest Only STRIP
3.500% due 07/20/47 2,789
110
Series 2017-162 Class QI
Interest Only STRIP
5.000% due 10/20/47 3,057
529
Series 2017-165 Class IM
Interest Only STRIP
3.500% due 11/20/47 542
23
Series 2017-174 Class IA
Interest Only STRIP
3.500% due 08/20/45 1,309
37
Series 2017-179 Class WI
Interest Only STRIP
5.000% due 12/20/47 565
106
Series 2017-H02 Class BI
Interest Only STRIP
2.425% due 01/20/67 (~)(Ê) 624
69
Series 2017-H02 Class HI
Interest Only STRIP
2.222% due 01/20/67 (~)(Ê) 16,305
1,631
Series 2017-H03 Class AI
Interest Only STRIP
2.524% due 12/20/66 (~)(Ê) 8,826
1,082
Series 2017-H03 Class DI
Interest Only STRIP
2.715% due 12/20/66 (~)(Ê) 2,438
309
Series 2017-H03 Class EI
Interest Only STRIP
2.479% due 01/20/67 (~)(Ê) 1,864
263
Series 2017-H04 Class AI
Interest Only STRIP
2.873% due 02/20/67 (~)(Ê) 10,944
1,177
Series 2017-H04 Class BI
Interest Only STRIP
2.447% due 02/20/67 (~)(Ê) 6,597
745
Series 2017-H05 Class CI
Interest Only STRIP
2.979% due 02/20/67 (~)(Ê) 2,650
308
Series 2017-H06 Class BI
Interest Only STRIP
2.351% due 02/20/67 (~)(Ê) 5,783
581
Series 2017-H06 Class DI
Interest Only STRIP
1.748% due 02/20/67 (~)(Ê) 5,110
369
Series 2017-H06 Class EI
Interest Only STRIP
1.561% due 02/20/67 (~)(Ê) 4,184
260
Series 2017-H08 Class DI
Interest Only STRIP
2.755% due 02/20/67 (~)(Ê) 2,324
329
Series 2017-H08 Class EI
Interest Only STRIP
2.566% due 02/20/67 (~)(Ê) 1,771
194
Series 2017-H08 Class NI
Interest Only STRIP
2.373% due 03/20/67 (~)(Ê) 5,963
591
Series 2017-H09 Class DI
Interest Only STRIP
1.874% due 03/20/67 (~)(Ê) 5,045
390

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
418 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H09 Class IO
Interest Only STRIP
2.185% due 04/20/67 (~)(Ê) 4,998
433
Series 2017-H11 Class DI
Interest Only STRIP
1.970% due 05/20/67 (~)(Ê) 1,967
133
Series 2017-H14 Class JI
Interest Only STRIP
2.180% due 06/20/67 (~)(Ê) 441
50
Series 2017-H14 Class LI
Interest Only STRIP
1.649% due 06/20/67 (~)(Ê) 4,386
447
Series 2017-H15 Class CI
Interest Only STRIP
1.604% due 06/20/67 (~)(Ê) 5,477
350
Series 2017-H16 Class EI
Interest Only STRIP
1.820% due 08/20/67 (~)(Ê) 8,865
831
Series 2017-H16 Class FI
Interest Only STRIP
2.371% due 08/20/67 (~)(Ê) 12,148
1,251
Series 2017-H16 Class HI
Interest Only STRIP
1.708% due 08/20/67 (~)(Ê) 659
58
Series 2017-H16 Class IB
Interest Only STRIP
1.834% due 08/20/67 (~)(Ê) 2,874
260
Series 2017-H18 Class CI
Interest Only STRIP
2.248% due 09/20/67 (~)(Ê) 517
66
Series 2017-H18 Class FI
Interest Only STRIP
2.408% due 09/20/67 (~)(Ê) 12,725
1,545
Series 2017-H18 Class IO
Interest Only STRIP
2.366% due 08/20/67 (~)(Ê) 6,637
604
Series 2017-H19 Class MI
Interest Only STRIP
2.051% due 04/20/67 (~)(Ê) 8,174
721
Series 2017-H20 Class AI
Interest Only STRIP
2.336% due 10/20/67 (~)(Ê) 8,175
935
Series 2017-H20 Class DI
Interest Only STRIP
2.363% due 10/20/67 (~)(Ê) 5,479
665
Series 2017-H20 Class HI
Interest Only STRIP
2.305% due 10/20/67 (~)(Ê) 3,218
370
Series 2017-H21 Class DI
Interest Only STRIP
1.934% due 10/20/67 (~)(Ê) 18,448
1,523
Series 2017-H22 Class DI
Interest Only STRIP
2.466% due 11/20/67 (~)(Ê) 7,517
939
Series 2017-H22 Class EI
Interest Only STRIP
2.505% due 10/20/67 (~)(Ê) 4,125
395
Series 2017-H22 Class GI
Interest Only STRIP
2.471% due 10/20/67 (~)(Ê) 8,080
1,013
Series 2017-H22 Class KI
Interest Only STRIP
2.289% due 11/20/67 (~)(Ê) 2,976
355
Series 2017-H23 Class KI
Interest Only STRIP
1.654% due 11/20/67 (~)(Ê) 12,757
802
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2017-H25 Class IO
Interest Only STRIP
2.263% due 11/20/67 (~)(Ê) 3,986
407
Series 2018-21 Class IN
Interest Only STRIP
5.000% due 02/20/48 3,143
463
Series 2018-67 Class SC
Interest Only STRIP
6.010% due 05/20/48 (Ê) 2,545
386
Series 2018-72 Class IC
Interest Only STRIP
4.000% due 05/20/45 4,347
561
Series 2018-77 Class IO
Interest Only STRIP
5.000% due 06/20/48 2,376
311
Series 2018-89 Class LS
Interest Only STRIP
6.010% due 06/20/48 (Ê) 3,899
582
Series 2018-105 Class SG
Interest Only STRIP
6.060% due 08/20/48 (Ê) 2,957
559
Series 2018-127 Class IA
Interest Only STRIP
3.500% due 04/20/42 3,966
239
Series 2018-127 Class IB
Interest Only STRIP
4.500% due 06/20/45 1,586
114
Series 2018-127 Class IC
Interest Only STRIP
5.000% due 10/20/44 697
114
Series 2018-127 Class ID
Interest Only STRIP
5.000% due 07/20/45 6,015
708
Series 2018-H01 Class AI
Interest Only STRIP
2.332% due 01/20/68 (~)(Ê) 4,751
554
Series 2018-H01 Class CI
Interest Only STRIP
1.843% due 01/20/68 (~)(Ê) 3,671
291
Series 2018-H01 Class KI
Interest Only STRIP
1.913% due 01/20/68 (~)(Ê) 6,747
541
Series 2018-H02 Class AI
Interest Only STRIP
2.401% due 01/20/68 (~)(Ê) 3,772
455
Series 2018-H02 Class KI
Interest Only STRIP
1.955% due 02/20/68 (~)(Ê) 6,306
479
Series 2018-H04 Class GI
Interest Only STRIP
1.881% due 02/20/68 (~)(Ê) 5,685
401
Series 2018-H04 Class IO
Interest Only STRIP
2.665% due 02/20/68 (~)(Ê) 2,769
337
Series 2018-H05 Class ID
Interest Only STRIP
2.501% due 03/20/68 (~)(Ê) 2,907
382
Series 2018-H05 Class IE
Interest Only STRIP
2.482% due 02/20/68 (~)(Ê) 5,583
654
Series 2018-H06 Class HI
Interest Only STRIP
1.877% due 04/20/68 (~)(Ê) 3,627
253
Series 2018-H06 Class KI
Interest Only STRIP
3.058% due 04/20/68 (~)(Ê) 3,292
360

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 419
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2018-H08 Class AI
Interest Only STRIP
1.727% due 03/20/68 (~)(Ê) 17,914
860
Series 2018-H08 Class FI
Interest Only STRIP
0.254% due 06/20/68 (~)(Ê) 9,003
779
Series 2018-H08 Class IO
Interest Only STRIP
1.853% due 06/20/68 (~)(Ê) 13,369
965
Series 2018-H09 Class EI
Interest Only STRIP
1.523% due 06/20/68 (~)(Ê) 10,342
1,146
Series 2018-H11 Class BI
Interest Only STRIP
1.718% due 06/20/68 (~)(Ê) 5,703
587
Series 2018-H11 Class CI
Interest Only STRIP
1.731% due 07/20/68 (~)(Ê) 12,187
1,281
Series 2018-H13 Class DI
Interest Only STRIP
2.016% due 08/20/68 (~)(Ê) 5,405
583
Series 2018-H13 Class IA
Interest Only STRIP
2.061% due 08/20/68 (~)(Ê) 4,479
475
Series 2018-H13 Class NI
Interest Only STRIP
2.869% due 08/20/68 (~)(Ê) 11,068
1,212
Series 2019-6 Class SM
Interest Only STRIP
5.860% due 01/20/49 (Ê) 3,727
462
Series 2019-20 Class SC
Interest Only STRIP
5.910% due 02/20/49 (Ê) 5,829
962
Series 2019-23 Class VS
Interest Only STRIP
5.960% due 02/20/49 (Ê) 4,689
793
Series 2019-78 Class SJ
Interest Only STRIP
5.860% due 06/20/49 (Ê) 497
59
Series 2019-78 Class SM
Interest Only STRIP
5.910% due 06/20/49 (Ê) 4,548
604
Series 2019-83 Class JS
Interest Only STRIP
5.910% due 07/20/49 (Ê) 7,711
1,120
Series 2019-99 Class KS
Interest Only STRIP
5.860% due 08/20/49 (Ê) 335
43
Series 2019-110 Class S
Interest Only STRIP
5.860% due 09/20/49 (Ê) 4,657
857
Series 2019-119 Class KS
Interest Only STRIP
5.855% due 09/16/49 (Ê) 4,179
1,147
Series 2019-123 Class SL
Interest Only STRIP
5.960% due 10/20/49 (Ê) 8,097
1,101
Series 2019-137 Class GI
Interest Only STRIP
4.000% due 11/20/49 5,275
627
Series 2019-143 Class HS
Interest Only STRIP
5.860% due 09/20/49 (Ê) 4,831
576
Series 2019-H15 Class CI
Interest Only STRIP
1.617% due 07/20/69 (~)(Ê) 9,404
526
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 2019-H15 Class MI
Interest Only STRIP
1.801% due 09/20/69 (~)(Ê) 7,762
535
Series 2019-H16 Class IA
Interest Only STRIP
1.744% due 10/20/69 (~)(Ê) 7,301
519
Series 2020-7 Class IB
Interest Only STRIP
4.000% due 01/20/50 9,163
947
Series 2020-15 Class CS
Interest Only STRIP
5.860% due 02/20/50 (Ê) 920
101
Series 2020-18 Class ES
Interest Only STRIP
5.910% due 08/20/49 (Ê) 8,575
1,256
Series 2020-36 Class MI
Interest Only STRIP
3.000% due 03/20/50 12,275
1,239
Series 2020-46 Class MI
Interest Only STRIP
4.000% due 04/20/50 4,339
479
Series 2020-H02 Class AI
Interest Only STRIP
1.652% due 01/20/70 (~)(Ê) 23,702
1,627
ML-CFC Commercial Mortgage Trust
Series 2006-4 Class C
5.324% due 12/12/49 (~)(Ê) 216
129
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C12 Class E
4.924% due 10/15/46 (~)(Ê)(Þ) 1,072
476
Morgan Stanley Capital I Trust
Series 2011-C3 Class G
5.419% due 07/15/49 (~)(Ê)(Þ) 338
141
Series 2012-C4 Class E
5.600% due 03/15/45 (~)(Ê)(Þ) 563
249
PennyMac Mortgage Investment Trust
5.500% due 11/01/24 2,478
2,348
UBS-Barclays Commercial Mortgage
Trust
Series 2013-C6 Class E
3.500% due 04/10/46 (Þ) 91
49
WFRBS Commercial Mortgage Trust
Series 2011-C4 Class E
5.390% due 06/15/44 (~)(Ê)(Þ) 46
25
276,708
Non-US Bonds - 3.8%
ABN AMRO Bank NV
4.750% due 12/31/99 (Ê)(ƒ) EUR 400
449
Altice Financing SA
Series REGS
3.000% due 01/15/28 EUR 263
292
Altice France SA
4.000% due 02/15/28 EUR 228
247
Series REGS
3.375% due 01/15/28 EUR 379
436
Anglo American Capital PLC
3.375% due 03/11/29 GBP 600
847
Ardagh Packaging Finance PLC /
Ardagh Holdings USA, Inc.
Series REGS
4.750% due 07/15/27 GBP 384
495
Ashland Services BV
Series REGS
2.000% due 01/30/28 EUR 450
504
BAWAG Group AG

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
420 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.000% due 12/31/99 (Ê)(ƒ) EUR 200
220
BHP Billiton Finance, Ltd.
6.500% due 10/22/77 (Ê) GBP 660
944
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/25 BRL 6,693
1,534
10.000% due 01/01/27 BRL 3,276
762
Caisse Nationale de Reassurance
Mutuelle Agricole Groupama
6.375% due 05/29/49 (Ê)(ƒ) EUR 300
396
Caixa Geral de Depositos SA
10.750% due 12/31/99 (Ê)(ƒ) EUR 200
255
Chile Bonos de la Tesoreria
4.500% due 03/01/26 CLP 1,315,000
2,044
Series 30YR
6.000% due 01/01/43 CLP 290,000
573
Colombian Titulos de Tesoreria
Series B
10.000% due 07/24/24 COP 4,744,100
1,578
7.500% due 08/26/26 COP 1,537,100
476
7.750% due 09/18/30 COP 6,277,700
1,911
Cooperatieve Rabobank UA
3.250% due 12/31/99 (Ê)(ƒ) EUR 400
424
Crown European Holdings SA
Series REGS
2.875% due 02/01/26 EUR 600
731
Czech Republic Government
International Bond
Series 94
0.950% due 05/15/30 CZK 28,420
1,281
Series 97
0.450% due 10/25/23 CZK 54,820
2,463
Electricite de France SA
6.000% due 12/29/49 (Ê)(ƒ) GBP 500
708
Eurofins Scientific SE
2.125% due 07/25/24 EUR 100
122
3.250% due 12/31/99 (Ê)(ƒ) EUR 100
114
Faurecia SE
2.375% due 06/15/27 EUR 100
111
FCE Bank PLC
2.727% due 06/03/22 GBP 481
614
Grifols SA
Series REGS
2.250% due 11/15/27 EUR 384
449
Ibercaja Banco SA
2.750% due 07/23/30 (Ê) EUR 100
103
Indonesia Treasury Bond
Series FR56
8.375% due 09/15/26 IDR 44,421,000
3,344
Series FR72
8.250% due 05/15/36 IDR 34,729,000
2,551
Intesa Sanpaolo SpA
4.125% due 12/31/99 (Ê)(ƒ) EUR 250
241
Marks & Spencer PLC
4.500% due 07/10/20 GBP 300
387
Matterhorn Telecom SA
Series REGS
3.125% due 09/15/26 EUR 109
124
Mexican Bonos
Series M 20
7.500% due 06/03/27 MXN 28,150
1,415
Series M
5.750% due 03/05/26 MXN 57,400
2,649
7.750% due 05/29/31 MXN 36,782
1,892
Mitsubishi UFJ Investor Services &
Banking SA
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series PRX
4.092% due 12/15/50 (Ê) EUR 100
64
Peru Government International Bond
Series REGS
5.700% due 08/12/24 PEN 3,860
1,282
Peruvian Government International Bond
Series REGS
6.350% due 08/12/28 PEN 3,835
1,333
6.900% due 08/12/37 PEN 2,230
781
Petrobras Global Finance BV
4.750% due 01/14/25 EUR 100
128
Petroleos Mexicanos
2.750% due 04/21/27 EUR 450
423
Phoenix Group Holdings PLC
5.750% due 12/31/99 (Ê)(ƒ) GBP 200
250
Q-Park Holding I BV
Series REGS
2.000% due 03/01/27 EUR 109
119
Republic of South Africa Government
International Bond
Series 2030
8.000% due 01/31/30 ZAR 38,652
2,087
Series 2032
8.250% due 03/31/32 ZAR 3,590
183
Series 2037
8.500% due 01/31/37 ZAR 49,100
2,298
Romania Government International Bond
Series 10Y
5.850% due 04/26/23 RON 5,100
1,317
Series 15YR
5.800% due 07/26/27 RON 1,400
382
Russian Federal Bond - OFZ
Series 6212
7.050% due 01/19/28 RUB 323,293
4,746
Sappi Papier Holding GmbH
Series REGS
3.125% due 04/15/26 EUR 200
201
SIG Combibloc PurchaseCo Sarl
2.125% due 06/18/25 (Þ) EUR 175
210
Smurfit Kappa Treasury ULC
1.500% due 09/15/27 EUR 313
362
Solvay Finance SA
5.118% due 12/29/49 (Ê)(ƒ) EUR 400
483
Solvay SA
4.250% due 12/31/99 (Ê)(ƒ) EUR 300
373
Telecom Italia SpA
1.125% due 03/26/22 EUR 400
462
2.750% due 04/15/25 EUR 625
760
Thailand Government Bond
3.650% due 12/17/21 THB 107,570
3,600
2.000% due 12/17/22 THB 8,340
277
3.625% due 06/16/23 THB 115,150
4,014
UniCredit SpA
3.875% due 12/31/99 (Ê)(ƒ) EUR 200
174
Unione di Banche Italiane SpA
4.375% due 07/12/29 (Ê) EUR 100
123
United Group BV
Series REGS
3.625% due 02/15/28 EUR 210
237
Virgin Media Secured Finance PLC
Series REGS
4.250% due 01/15/30 GBP 200
262
VZ Vendor Financing BV
2.500% due 01/31/24 EUR 110
128
Ziggo Secured Finance BV

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 421
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series REGS
3.375% due 02/28/30 EUR 350
393
61,138
Total Long-Term Investments
(cost $520,510) 516,216
Common Stocks - 52.4%
Consumer Discretionary - 6.3%
adidas AG(Æ) 3,218
890
Amazon.com, Inc.(Æ) 1,439
4,554
BJ's Restaurants, Inc. 9,762
196
Boyd Gaming Corp. 15,064
357
Caesars Entertainment, Inc.(Æ) 11,681
363
Carrols Restaurant Group, Inc.(Æ)(Ñ) 652,219
4,005
Chuy's Holdings, Inc.(Æ) 107,790
1,715
City Developments, Ltd. 68,300
402
Comcast Corp. Class A 5,925
254
Constellis Holdings LLC(Æ) 2,659
1
Costco Wholesale Corp. 665
216
Daiwa House Industry Co., Ltd. 36,800
818
Darden Restaurants, Inc. 20,700
1,571
Dechra Pharmaceuticals PLC 44,544
1,671
Del Taco Restaurants, Inc.(Æ) 386,438
2,956
Diageo PLC 3,359
123
Dongfeng Motor Group Co., Ltd. Class H 2,860,256
2,050
DR Horton, Inc. 2,602
172
G4S PLC 10,510,910
19,688
General Motors Co. 210,203
5,232
Hermes International 168
136
Hilton Worldwide Holdings, Inc. 6,290
472
Home Depot, Inc. (The) 781
207
Honda Motor Co., Ltd. 159,100
3,865
Hyundai Motor Co. 10,381
1,104
Isuzu Motors, Ltd. 147,700
1,215
J Front Retailing Co., Ltd. 111,800
651
Kering 3,157
1,792
Kohl's Corp. 68,207
1,299
Koito Manufacturing Co., Ltd. 160,500
6,318
Lowe's Cos., Inc. 38,160
5,682
Matthews International Corp. Class A 73,223
1,582
MIPS AB 24,270
1,020
Moncler SpA (Æ) 27,269
1,054
Nike, Inc. Class B 15,206
1,484
Nissan Motor Co., Ltd. 267,300
924
NOK Corp. 193,300
2,112
On the Beach Group PLC(Æ)(Þ) 224,361
821
Pernod Ricard SA 8,214
1,418
Pou Chen Corp. Class B 103,000
94
Quebecor, Inc. Class B 3,538
81
Redrow PLC 6,805
38
Ritchie Bros Auctioneers, Inc. 3,101
143
Ross Stores, Inc. 1,846
166
SMART Global Holdings, Inc.(Æ)(Ñ) 122,351
3,412
Stroeer SE(Æ) 7,635
522
Sumitomo Electric Industries, Ltd. 238,700
2,660
Sumitomo Rubber Industries, Ltd. 45,900
384
Suzuki Motor Corp. 17,600
584
Takashimaya Co., Ltd. 40,000
267
Teleperformance - GDR 9,107
2,665
Thomson Reuters Corp.(Æ) 845
59
TJX Cos., Inc. 47,040
2,446
Vail Resorts, Inc. 9,026
1,733
Walmart, Inc. 2,683
347
Walt Disney Co. (The) 15,975
1,868
Williams-Sonoma, Inc. 2,336
204
Wolters Kluwer NV 1,662
131
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Yamada Denki Co., Ltd. 600,900
2,608
Yamaha Motor Co., Ltd. 48,900
719
101,521
Consumer Staples - 2.8%
Alimentation Couche-Tard, Inc. Class B 4,834
168
Archer-Daniels-Midland Co. 79,987
3,426
Astarta Holding NV(Æ) 35,714
156
BrasilAgro - Co. Brasileira de
Propriedades Agricolas
48,323
195
British American Tobacco PLC 3,993
133
Carlsberg A/S Class B 462
68
CVS Health Corp. 3,592
226
elf Beauty, Inc.(Æ) 139,372
2,489
Energizer Holdings, Inc. - GDR(Æ) 118,380
3,538
Farmer Brothers Co.(Æ) 150,186
748
Fresh Del Monte Produce, Inc. 165,053
3,727
General Mills, Inc. 2,387
151
George Weston, Ltd. 1,934
146
Golden Agri-Resources, Ltd. 14,984,000
1,720
HelloFresh SE(Æ) 45,036
2,452
Japan Tobacco, Inc. 234,000
4,027
Kellogg Co. 1,825
126
Kernel Holding SA 79,839
844
Kimberly-Clark Corp. 1,130
172
Kirin Holdings Co., Ltd. 56,500
1,093
Koninklijke Ahold Delhaize NV 5,176
149
Lenta PLC - GDR(Æ) 360,441
1,037
L'Oreal SA 543
182
McCormick & Co., Inc. 628
122
Mondelez International, Inc. Class A 2,771
154
NH Foods, Ltd. 19,900
877
PepsiCo, Inc. 1,820
251
Philip Morris International, Inc. 2,203
169
Primo Water Corp. 694,625
9,871
Procter & Gamble Co. (The) 3,368
442
Seven & i Holdings Co., Ltd. 82,100
2,501
Swedish Match AB 3,247
249
Sysco Corp. 2,127
112
Tate & Lyle PLC 4,850
41
Tyson Foods, Inc. Class A 36,893
2,267
44,029
Energy - 2.0%
Algonquin Power & Utilities Corp. 8,668
120
Capital Power Corp. 2,475
52
Cenovus Energy, Inc. 213,229
949
Chevron Corp. 42,196
3,542
China Shenhua Energy Co., Ltd. Class H 174,000
290
Crescent Point Energy Corp. 496,119
767
Denison Mines Corp.(Æ)(Ñ) 1,461,275
676
ENEOS Holdings, Inc. 161,700
565
Enterprise Products Partners, LP 106,945
1,882
Fission Uranium Corp.(Æ)(Ñ) 1,326,675
386
Gazprom PJSC 1,146,943
2,824
Kinder Morgan, Inc. 40,999
578
Magnolia Oil & Gas Corp.(Æ)(Ñ) 628,876
3,761
Marathon Petroleum Corp. 82,770
3,162
NAC Kazatomprom JSC - GDR 108,780
1,577
Range Resources Corp. 321,314
2,076
Southcross Energy Partners LLC(Æ) 3,672
—
Southwestern Energy Co.(Æ)(Ñ) 969,804
2,357
Williams Cos., Inc. (The) 238,552
4,563
Xcel Energy, Inc. 21,932
1,514

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
422 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
31,641
Financial Services - 11.1%
Activia Properties, Inc.(ö) 164
542
Aedifica (ö) 4,068
470
Aflac, Inc. 4,894
174
Ageas SA 2,692
101
Agree Realty Corp.(Ñ)(ö) 14,876
996
Alaris Royalty Corp. 11,327
112
Alleghany Corp. 184
96
Allianz SE 674
141
Allied Properties Real Estate Investment
Trust(ö)
19,649
588
Allstate Corp. (The) 1,287
121
alstria office AG(ö) 18,341
275
American Financial Group, Inc. 1,865
113
American International Group, Inc. 179,033
5,754
American Tower Corp.(ö) 6,359
1,662
Americold Realty Trust(ö) 22,745
918
Aon PLC Class A 635
130
Apollo Global Management, Inc.(Ñ) 36,600
1,797
ARGAN SA(ö) 4,116
415
Assicurazioni Generali SpA 7,032
106
Assura PLC(ö) 410,392
425
Assured Guaranty, Ltd. 3,559
78
Bank of Montreal 1,151
63
Bank of New York Mellon Corp. (The) 4,130
148
Berkshire Hathaway, Inc. Class B(Æ) 23,434
4,588
BlackRock, Inc. Class A 391
225
Blackstone Group, Inc. (The) Class A 61,835
3,295
Boardwalk Real Estate Investment
Trust(Ñ)(ö)
23,767
543
Boston Properties, Inc.(ö) 2,680
239
Brown & Brown, Inc. 4,846
220
Castellum AB 35,597
763
Catena AB 10,027
412
Cboe Global Markets, Inc. 564
49
CBRE Group, Inc. Class A(Æ) 4,287
188
Charter Hall Group - ADR(ö) 100,971
763
Chiba Bank, Ltd. (The) 54,000
248
China Overseas Land & Investment, Ltd. 90,000
274
China Resources Land, Ltd. 70,000
289
Chubb, Ltd. 1,129
144
CI Financial Corp. 4,330
60
Cincinnati Financial Corp. 3,273
255
Citigroup, Inc. 143,332
7,168
CME Group, Inc. Class A 4,981
828
Commerce Bancshares, Inc. 2,487
142
Covivio (ö) 3,658
264
Credit Saison Co., Ltd. 146,300
1,370
CTO Realty Growth, Inc. 61,217
2,427
CyrusOne , Inc.(ö) 6,436
537
Dai-ichi Life Holdings, Inc. 195,800
2,303
Daiwa House REIT Investment Corp.(ö) 269
699
Deutsche Boerse AG 1,322
242
Deutsche Wohnen SE 26,288
1,278
Duke Realty Corp.(ö) 27,585
1,109
Dundee Corp. Class A 82,535
86
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS(ö)
3,076,560
983
Entra ASA(Þ) 25,600
362
Equinix , Inc.(Æ)(ö) 4,297
3,375
ESR Cayman, Ltd.(Æ)(Þ) 273,600
675
Essent Group, Ltd. 131,156
4,699
Essex Property Trust, Inc.(ö) 8,461
1,868
Etalon Group PLC - GDR 721,230
1,058
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Extra Space Storage, Inc.(ö) 11,236
1,161
Fastighets AB Balder Class B(Æ) 12,352
510
Fidelity National Financial, Inc. 2,938
95
Fidelity National Information Services,
Inc.
1,950
285
First American Financial Corp. 2,500
128
First Citizens BancShares , Inc. Class A 85
36
First Hawaiian, Inc. 6,693
116
FNB Corp. 15,928
118
Franklin Resources, Inc.(Ñ) 11,353
239
Gecina SA(ö) 2,894
373
Genworth MI Canada, Inc. 1,149
28
Getty Realty Corp.(ö) 65,086
1,928
Globe Life Inc.(Æ) 2,140
170
GLP J-REIT(Æ)(ö) 562
938
Goodman Group(ö) 39,467
477
Grainger PLC 106,560
407
Granite Real Estate Investment Trust(ö) 3,509
204
Great-West Lifeco , Inc. 2,898
51
Grenke AG 7,797
588
Groupe Bruxelles Lambert SA 2,505
217
Hang Lung Properties, Ltd. - ADR 301,000
739
Hanover Insurance Group, Inc. (The) 988
101
Hartford Financial Services Group, Inc. 2,490
105
Healthcare Trust of America, Inc. Class
A(ö)
16,794
464
Healthpeak Properties, Inc.(ö) 34,859
951
HomeStreet , Inc. 155,987
4,124
IGM Financial, Inc. 2,536
62
Instone Real Estate Group AG(Æ)(Þ) 12,518
322
Intact Financial Corp. 1,346
147
Intermediate Capital Group PLC(Æ) 106,585
1,892
Invitation Homes, Inc.(ö) 57,550
1,716
Jack Henry & Associates, Inc. 1,362
243
Japan Prime Realty Investment Corp.(ö) 200
529
JPMorgan Chase & Co. 3,041
294
Keppel DC REIT(ö) 356,200
773
Kilroy Realty Corp.(ö) 12,845
748
Kimco Realty Corp.(ö) 68,490
764
KKR & Co., Inc. Class A 45,009
1,592
Klepierre SA - GDR(ö) 26,810
464
LEG Immobilien AG 4,628
646
Link Real Estate Investment Trust(ö) 107,200
826
London Stock Exchange Group PLC 21,924
2,445
LondonMetric Property PLC(ö) 129,376
393
LSR Group PJSC 33,861
336
Manulife Financial Corp. 10,889
146
Mapletree Industrial Trust(Æ)(ö) 141,700
339
MasterCard, Inc. Class A 5,778
1,783
Medical Properties Trust, Inc.(ö) 56,816
1,144
Merck & Co., Inc. 2,733
219
MGIC Investment Corp. 14,541
120
Mirvac Group(ö) 615,753
919
Mitsubishi Estate Co., Ltd. 179,300
2,593
Mitsubishi UFJ Financial Group, Inc. 911,500
3,419
Mitsui Fudosan Co., Ltd. 129,100
2,029
Morgan Stanley 101,626
4,967
Moscow Exchange MICEX-RTS PJSC 552,409
992
Muenchener Rueckversicherungs-
Gesellschaft AG
531
141
National Bank of Canada 3,573
169
New World Development Co., Ltd. 179,000
874
NewStar Financial, Inc.(Æ)(Š) 19,324
—
NexPoint Residential Trust, Inc.(ö) 12,349
472
Nippon Building Fund, Inc.(ö) 95
533
Nippon REIT Investment Corp.(ö) 154
467

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 423
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
NMI Holdings, Inc. Class A(Æ) 170,674
2,649
Nomura Holdings, Inc. 354,800
1,657
Nomura Real Estate Holdings, Inc. 16,700
280
Nomura Real Estate Master Fund, Inc.(ö) 275
341
Northern Trust Corp. 2,276
178
Northview Apartment Real Estate
Investment Trust(ö)
6,708
175
Parkway Life Real Estate Investment
Trust(Æ)(ö)
202,500
526
Partners Group Holding AG 2,168
2,099
PAX Global Technology, Ltd. 1,689,000
792
PayPal Holdings, Inc.(Æ) 13,324
2,612
PNC Financial Services Group, Inc.
(The)
1,835
196
Popular, Inc. 99,111
3,678
Power Corp. of Canada 5,305
94
Prologis, Inc.(ö) 45,666
4,814
Prosus NV(Æ) 26,600
2,588
Public Storage(ö) 16,046
3,207
Real Estate Credit Investments, Ltd. 63,999
102
Realogy Holdings Corp.(Ñ) 333,484
3,021
Reinsurance Group of America, Inc.
Class A
866
74
RioCan Real Estate Investment Trust(Ñ)
(ö)
7,544
84
Safestore Holdings PLC(ö) 48,182
484
SBA Communications Corp.(ö) 2,472
770
Sberbank of Russia PJSC Class T 408,275
1,220
Segro PLC(ö) 77,032
981
Simon Property Group, LP(ö) 23,295
1,452
SP Plus Corp.(Æ) 88,939
1,413
Sprott , Inc.(Ñ) 41,329
1,570
Stockland(ö) 112,545
256
Sumitomo Mitsui Financial Group, Inc. 155,300
4,153
Sumitomo Mitsui Trust Holdings, Inc. 51,400
1,327
Sun Hung Kai Properties, Ltd. 95,000
1,155
Sun Life Financial, Inc. 3,096
121
Swiss Life Holding AG 287
105
Swiss Prime Site AG Class A 560
51
T Rowe Price Group, Inc. 1,095
151
Tokyu Fudosan Holdings Corp. 78,700
304
Turkiye Halk Bankasi AS(Æ) 401,248
317
UDR, Inc.(ö) 39,964
1,447
UMH Properties, Inc.(ö) 126,179
1,552
UNITE Group PLC (The)(ö) 27,224
336
United Urban Investment Corp.(ö) 501
489
Uranium Participation Corp.(Æ) 379,947
1,393
US Bancorp 4,514
166
Valley National Bancorp 16,985
127
Ventas, Inc.(ö) 56,738
2,176
VICI Properties, Inc.(ö) 78,369
1,701
Visa, Inc. Class A 9,765
1,859
Vonovia SE 26,232
1,705
Voya Financial, Inc. 83,789
4,139
Warehouses De Pauw CVA(ö) 12,694
408
Waterstone Financial, Inc. 4,646
71
Webster Financial Corp. 8,848
241
Welltower , Inc.(ö) 46,530
2,492
Weyerhaeuser Co.(ö) 80,210
2,231
White Mountains Insurance Group, Ltd. 121
106
WR Berkley Corp. 3,416
211
Yellow Cake PLC(Æ)(Þ) 248,650
714
Zions Bancorp NA 1,873
61
Zurich Insurance Group AG 336
124
178,070
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Health Care - 3.0%
AbbVie, Inc. 77,432
7,349
AddLife AB Class B(Æ) 96,403
1,355
Amgen, Inc. 1,019
249
BioSpecifics Technologies Corp.(Æ) 40,002
2,507
Bristol-Myers Squibb Co. 1,646
97
Cellavision AB(Æ) 19,589
645
Chemed Corp. 95
47
Cigna Corp. 7,867
1,359
DexCom , Inc.(Æ) 4,429
1,929
Encompass Health Corp.(Æ) 1,807
123
Essity Aktiebolag Class B 3,871
127
Evotec SE(Æ) 47,890
1,268
Exact Sciences Corp.(Æ) 30,468
2,887
Fresenius Medical Care AG & Co. 2,291
202
Fresenius SE & Co. 786
39
GlaxoSmithKline PLC - ADR 813
16
Hill-Rom Holdings, Inc. 433
42
Illumina, Inc.(Æ) 5,760
2,201
Intuitive Surgical, Inc.(Æ) 3,592
2,462
IQVIA Holdings, Inc.(Æ) 9,477
1,501
Johnson & Johnson 15,679
2,285
Laboratory Corp. of America
Holdings(Æ)
748
144
Lifco AB Class B 9,135
700
Lonza Group AG 2,964
1,850
Masimo Corp.(Æ) 169
37
Medtronic PLC 2,393
231
Merck KGaA 523
67
Novartis AG 2,738
227
Novo Nordisk A/S Class B 33,308
2,198
Pfizer, Inc. 154,451
5,943
Quest Diagnostics, Inc. 692
88
Roche Holding AG 858
297
Sanofi - ADR 1,785
187
Smith & Nephew PLC 6,208
124
Straumann Holding AG 1,377
1,356
Stryker Corp. 1,031
199
Takeda Pharmaceutical Co., Ltd. 108,500
3,860
Thermo Fisher Scientific, Inc. 383
159
UnitedHealth Group, Inc. 533
161
Varian Medical Systems, Inc.(Æ) 312
45
West Pharmaceutical Services, Inc. 1,219
328
Zoetis, Inc. Class A 10,364
1,572
48,463
Materials and Processing - 7.9%
AddTech AB Class B 27,279
1,272
Akzo Nobel NV 714
67
Artemis Gold, Inc.(Æ)(Ñ) 221,298
833
Axalta Coating Systems, Ltd.(Æ) 244,395
5,426
Beacon Roofing Supply, Inc.(Æ) 146,648
4,570
Bear Creek Mining Corp.(Æ) 235,408
569
Brenntag AG 3,467
214
Cameco Corp. Class A 375,072
3,811
Carel Industries SpA (Þ) 44,000
832
Carrier Global Corp. 3,251
89
Centerra Gold, Inc. 194,351
2,438
CF Industries Holdings, Inc. 68,726
2,153
Cie de Saint-Gobain(Æ) 2,287
85
CRH PLC 3,715
133
DowDuPont , Inc. 135,589
7,251
Formosa Taffeta Co., Ltd. 116,000
119
Fresnillo PLC 58,595
949
Gabriel Resources, Ltd.(Æ) 5,176,778
1,894
Getlink SE(Æ) 80,847
1,216

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
424 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Givaudan SA 66
272
Gold Fields, Ltd. - ADR 33,673
442
Grupo Simec SAB de CV - ADR 9,016
1,055
Impala Platinum Holdings, Ltd. 40,065
356
International Paper Co. 77,466
2,695
International Tower Hill Mines, Ltd.(Æ) 233,332
401
ISS A/S(Æ) 526,918
8,158
Ivanhoe Mines, Ltd. Class A(Æ) 368,686
1,299
JFE Holdings, Inc. 101,800
667
Koninklijke DSM NV 7,759
1,185
Kuraray Co., Ltd. 177,500
1,748
LafargeHolcim , Ltd.(Æ) 3,154
149
Landec Corp.(Æ) 188,099
1,776
LG Corp. Class H 15,179
945
Macfarlane Group PLC 110,978
129
MHP SE - GDR 250,185
1,556
Morgan Advanced Materials PLC 40,405
115
New Gold, Inc.(Æ) 1,484,326
2,449
Newcrest Mining, Ltd. 147,076
3,726
NexGen Energy, Ltd.(Æ)(Ñ) 785,125
1,395
Nippon Steel Corp. 340,600
2,796
Northern Dynasty Minerals, Ltd.(Æ)(Ñ) 828,726
1,334
Novagold Resources, Inc.(Æ) 74,320
678
NSK, Ltd. 62,300
418
O-I Glass, Inc. Class I 1,096,774
11,451
Pan American Silver Corp. 13,504
505
Polyus PJSC - GDR 8,832
1,013
Rexel SA Class H(Æ) 308,060
3,642
Schweitzer-Mauduit International, Inc. 115,946
3,772
Seabridge Gold, Inc.(Æ)(Ñ) 149,425
2,908
Sika AG 5,380
1,185
Solvay SA 711
56
Toray Industries, Inc. 570,100
2,474
Trane Technologies PLC 1,391
156
Tronox Holdings PLC Class A 306,648
2,337
Turquoise Hill Resources, Ltd.(Æ)(Ñ) 5,165,063
4,283
Univar Solutions, Inc. - ADR(Æ) 358,488
6,334
Valvoline, Inc. 187,548
3,848
Westrock Co. 281,380
7,558
Wheaton Precious Metals Corp.(Ñ) 19,294
1,048
WR Grace & Co. 75,822
3,498
125,733
Producer Durables - 7.1%
Accenture PLC Class A 959
216
Aena SA(Þ) 19,095
2,488
Aeroports de Paris 9,581
908
Air Transport Services Group, Inc.(Æ) 55,084
1,342
Alaska Air Group, Inc.(Ñ) 51,358
1,769
Ametek , Inc. 626
58
Argan , Inc. 48,245
2,070
Atlantia SpA (Æ) 145,443
2,319
Auckland International Airport, Ltd. 257,670
1,093
Aurizon Holdings, Ltd. 214,512
682
Automatic Data Processing, Inc. 870
116
AviChina Industry & Technology Co.,
Ltd. Class H
3,918,000
2,333
Bouygues SA - ADR 3,468
123
CAE, Inc. 2,255
34
Canadian National Railway Co. 1,056
103
Cummins, Inc. 1,200
232
Curtiss-Wright Corp. 460
41
Danaher Corp. 471
96
Diana Shipping, Inc.(Æ)(Ñ) 210,900
293
Dover Corp. 1,138
117
DSV A/S 4,756
657
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
East Japan Railway Co. 43,800
2,528
Eaton Corp. PLC 54,352
5,062
Eiffage SA(Æ) 18,649
1,635
Embraer SA - ADR(Æ) 46,189
267
Epiroc AB Class A 138,813
1,944
Flughafen Zurich AG(Æ) 13,419
1,695
Fukuda Corp. 5,300
234
General Electric Co. 127,406
773
Great Lakes Dredge & Dock Corp.(Æ) 197,602
1,652
Grupo Aeroportuario del Sureste SAB de
CV Class B(Æ)
121,140
1,204
Guangshen Railway Co., Ltd. Class H 3,176,000
603
GVS SpA (Æ)(Þ) 25,670
335
Hankook Technology Group Co., Ltd. 64,984
781
Honeywell International, Inc. 1,335
199
Hubbell, Inc. Class B 831
112
Hudson, Ltd. Class A(Æ) 815,631
3,572
ICF International, Inc. 46,089
3,116
IDEX Corp. 607
100
Industrivarden AB Class C(Æ) 2,802
69
Japan Steel Works, Ltd. (The) 50,200
716
JGC Holdings Corp. 228,100
2,324
Jiangsu Expressway Co., Ltd. Class H 1,106,000
1,187
Johnson Controls International PLC(Æ) 2,918
112
Kajima Corp. 275,700
3,023
Kamigumi Co., Ltd. 26,500
485
KBR, Inc. 125,386
2,789
Kerry Group PLC Class A 6,844
906
Kirby Corp.(Æ) 2,394
111
Komatsu, Ltd. 114,000
2,249
Kone OYJ Class B 1,958
155
Kuehne & Nagel International AG 1,118
193
Lockheed Martin Corp. 3,399
1,288
Luks Group Vietnam Holdings Co., Ltd. 468,000
75
Mitsubishi Corp. 87,100
1,758
Mitsubishi Heavy Industries, Ltd. 31,400
733
Mitsui & Co., Ltd. 98,200
1,474
MTU Aero Engines AG 4,969
864
Nabtesco Corp. 25,800
780
National Express Group PLC 22,505
45
Nestle SA 1,229
146
NGK Spark Plug Co., Ltd. 206,100
2,777
Nippon Express Co., Ltd. 11,400
544
Nippon Yusen 96,700
1,257
Norfolk Southern Corp. 1,138
219
Northrop Grumman Corp. 4,827
1,569
Organo Corp. 10,900
550
Orkla ASA 13,923
137
Otis Worldwide Corp. 840
53
PACCAR, Inc. 3,086
263
Paychex, Inc. 3,606
259
Persol Holdings Co., Ltd. 482,000
6,179
Promotora y Operadora de
Infraestructura SAB de CV(Æ)
43,023
316
QinetiQ Group PLC 34,578
139
Radiant Logistics, Inc.(Æ) 459,340
1,952
Republic Services, Inc. Class A 618
54
Roper Technologies, Inc. 126
54
Schindler Holding AG 642
160
Seiko Epson Corp. 156,600
1,666
Signature Aviation PLC 371,224
1,148
Sinotrans , Ltd. Class H 8,283,000
1,733
Skanska AB Class B(Æ) 6,525
132
Southwest Airlines Co. 4,487
139
Stolt-Nielsen, Ltd. Class A 71,340
641
Teekay Tankers, Ltd. Class A(Æ) 73,322
1,098

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 425
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
TFI International, Inc.(Æ) 3,455
150
Toromont Industries, Ltd. 1,257
69
Transurban Group - ADR(Æ) 415,757
4,118
TreeHouse Foods, Inc.(Æ) 136,731
5,992
Troax Group AB 37,736
714
Tsakos Energy Navigation, Ltd.(Ñ) 30,615
266
USA Truck, Inc.(Æ)(Ñ) 116,781
1,141
VAT Group AG(Æ)(Þ) 3,086
589
Vectrus , Inc.(Æ) 143,513
6,313
Vinci SA 20,730
1,790
Waste Management, Inc. 380
42
Weir Group PLC (The) 257,692
4,068
West Japan Railway Co. 5,000
215
Yamato Holdings Co., Ltd. 29,400
754
Zhuzhou CRRC Times Electric Co., Ltd.
Class H
76,900
270
113,914
Technology - 7.1%
Adobe, Inc.(Æ) 4,685
2,082
Adyen NV(Æ)(Þ) 447
746
Alpha & Omega Semiconductor, Ltd.(Æ) 153,843
1,675
Alphabet, Inc. Class A(Æ) 866
1,289
Alphabet, Inc. Class C(Æ) 912
1,352
Amadeus IT Group SA Class A 18,916
950
Amphenol Corp. Class A 2,724
288
Apple, Inc. 8,772
3,728
ASML Holding NV 6,726
2,376
Assa Abloy AB Class B 61,952
1,360
Atos SE(Æ) 92,125
7,903
Autodesk, Inc.(Æ) 8,235
1,947
Axcelis Technologies, Inc.(Æ) 152,390
4,483
BCE, Inc. 1,892
79
BE Semiconductor Industries NV 28,873
1,282
Bechtle AG 5,741
1,118
Bill.com Holdings, Inc.(Æ) 17,836
1,661
CGI Group, Inc.(Æ) 2,788
199
Cisco Systems, Inc. 4,014
189
Citrix Systems, Inc. 1,624
232
CommScope Holding Co., Inc.(Æ) 135,446
1,257
Dassault Systemes SE 1,221
223
DXC Technology Co. 538,054
9,637
Facebook, Inc. Class A(Æ) 8,998
2,283
FANUC Corp. 21,200
3,562
FireEye, Inc.(Æ)(Ñ) 204,618
3,090
Foxconn Technology Co., Ltd. 63,000
117
Genpact , Ltd. 1,545
62
Infineon Technologies AG - ADR 64,805
1,620
Intel Corp. 120,059
5,730
Intuit, Inc. 444
136
Lite-On Technology Corp. 83,000
140
Maxar Technologies, Inc.(Ñ) 472,749
8,410
Microsoft Corp. 22,346
4,581
NeoPhotonics Corp.(Æ) 514,247
4,685
Netcompany Group A/S(Æ)(Þ) 36,943
2,666
NVC International Holdings, Ltd. 2,401,000
38
Ooma , Inc.(Æ)(Ñ) 167,991
2,543
Open Text Corp. 6,507
293
Pegatron Corp. 76,000
160
Pinterest, Inc. Class A(Æ) 85,158
2,920
Raytheon Technologies Corp.(Æ) 41,871
2,373
Salesforce.com, Inc.(Æ) 1,135
221
SAP SE - ADR 17,798
2,814
ServiceNow , Inc.(Æ) 4,100
1,801
Shopify, Inc. Class A(Æ) 2,164
2,216
Snap, Inc. Class A(Æ) 106,446
2,387
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Softcat PLC(Æ) 87,161
1,446
Synnex Technology International Corp. 111,000
166
Texas Instruments, Inc. 1,087
139
Twilio , Inc. Class A(Æ) 7,038
1,952
Twitter, Inc.(Æ) 34,686
1,263
Uber Technologies, Inc.(Æ) 57,192
1,731
Vodafone Group PLC - ADR 216,555
3,292
Wistron Corp. 164,000
193
Worldline SA(Æ)(Þ) 24,568
2,120
WPG Holdings, Ltd. 102,000
138
113,344
Utilities - 5.1%
Alliant Energy Corp. 21,855
1,177
American Electric Power Co., Inc. 17,472
1,518
AT&T, Inc. 6,479
192
Atco, Ltd. Class I 6,068
189
Avista Corp. 9,767
363
Brigham Minerals, Inc. Class A 166,069
1,840
Canadian Utilities, Ltd. Class A 4,872
125
CenterPoint Energy, Inc. 335,469
6,377
Centrais Eletricas Brasileiras SA 191,281
1,354
Cheniere Energy, Inc.(Æ) 31,046
1,536
China Communications Services Corp.,
Ltd. Class H
4,998,886
3,242
China Gas Holdings, Ltd. 197,000
590
China Mobile, Ltd. 60,500
412
China Power International Development,
Ltd.
578,000
108
China Telecom Corp., Ltd. Class H 7,292,000
2,176
CLP Holdings, Ltd. 54,000
512
Dominion Energy, Inc. 37,339
3,026
Duke Energy Corp. 2,348
199
E.ON SE 4,006
47
Electric Power Development Co., Ltd. 50,500
688
Electricite de France SA 181,295
1,835
Emera , Inc.(Ñ) 13,908
579
Enbridge, Inc. 42,770
1,369
Endesa SA - ADR 9,885
281
Enel SpA 22,967
210
Energias de Portugal SA 250
1
Engie SA(Æ) 980
13
ENN Energy Holdings, Ltd. 61,600
747
Entergy Corp. 1,403
147
Evergy , Inc. 15,129
981
Eversource Energy(Æ) 22,153
1,995
Exelon Corp. 52,077
2,011
Federal Grid PJSC 753,218,279
2,020
FirstEnergy Corp. 2,604
76
Fortum OYJ 11,545
235
Hera SpA 83,527
323
Hydro One, Ltd.(Þ) 7,186
153
Iberdrola SA 2,858
37
Infraestructura Energetica Nova SAB
de CV
105,300
313
Inpex Corp. 90,600
518
International Business Machines Corp. 22,134
2,721
KDDI Corp. 45,600
1,404
Keyera Corp. 2,553
39
Korea Electric Power Corp. - ADR 67,295
527
Korea Electric Power Corp. 29,971
481
KT Corp. - ADR 324,399
3,198
KT Corp. 26,598
532
Magellan Midstream Partners, LP 30,784
1,246
MDU Resources Group, Inc. 563
12
MEG Energy Corp. Class A(Æ) 383,427
1,013

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
426 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
National Grid PLC 89,249
1,056
NextEra Energy, Inc. 15,861
4,452
Nippon Telegraph & Telephone Corp. 167,100
3,869
NiSource, Inc. 51,962
1,270
Northland Power, Inc. 6,277
172
Osaka Gas Co., Ltd. 73,000
1,347
Pembina Pipeline Corp. 52,288
1,271
PNM Resources, Inc. 15,094
637
Portland General Electric Co. 13,407
592
PPL Corp. 5,624
150
RingCentral, Inc. Class A(Æ) 5,877
1,706
Rubis SCA 22,903
1,082
RusHydro PJSC(Æ) 323,645,642
3,317
Scottish & Southern Energy PLC 20,056
343
Severn Trent PLC Class H 14,806
477
Snam Rete Gas SpA 34,154
182
Southern Co. (The) 887
48
Swisscom AG 232
124
TC Energy Corp.(Æ) 17,632
804
Tokyo Gas Co., Ltd. 138,700
2,939
UGI Corp. 29,253
975
Uniper SE 5,395
187
Veolia Environnement SA 6,962
159
Verizon Communications, Inc. 52,308
3,007
WEC Energy Group, Inc.(Æ) 2,032
194
81,048
Total Common Stocks
(cost $797,740) 837,763
Preferred Stocks - 0.3%
Consumer Discretionary - 0.1%
Hyundai Motor Co.
3.875% (Ÿ) 14,041
817
3.905% (Ÿ) 5,107
296
1,113
Energy - 0.0%
Southcross Energy Partners LLC(Æ)
0.000% 5,386
4
Financial Services - 0.1%
AMG Capital Trust II
5.150% due 10/15/37 11,998
535
Bank of America Corp.
7.250% 685
1,026
1,561
Health Care - 0.1%
Draegerwerk AG & Co. KGaA (Æ)
0.000% 4,224
396
Grifols SA
1.364% (Ÿ) 96,060
1,834
2,230
Total Preferred Stocks
(cost $4,768) 4,908
Options Purchased - 6.1%
(Number of Contracts)
EURO STOXX 50 Index
Futures
Goldman Sachs Mar 2021 3,314.80
Call (53,707) EUR 178,028 (ÿ) 9,250
Fannie Mae Bonds
JPMorgan Chase Aug 2020 102.09
Call (1) USD 22,000 (ÿ) 337
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Aug 2020 104.03
Call (1) USD 83,000 (ÿ) 875
JPMorgan Chase Aug 2020 105.16
Call (1) USD 123,000 (ÿ) 375
JPMorgan Chase Sep 2020 104.25
Call (1) USD 87,000 (ÿ) 622
JPMorgan Chase Sep 2020 105.08
Call (1) USD 324,000 (ÿ) 1,661
JPMorgan Chase Aug 2020 103.60
Put (1) USD 17,000 (ÿ) —
Swaptions
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
(Bank of America, USD 1.025%/USD 3
Month LIBOR, USD 3,152, 06/16/25)
Bank of America Jun 2025 0.00
Call (1)
3,152 (ÿ)
533
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 2,508, 06/17/30)
Bank of America Jun 2030 0.00
Call (1)
2,508 (ÿ)
591
(Bank of America, USD 1.155%/USD 3
Month LIBOR, USD 3,905, 06/10/30)
Bank of America Jun 2030 0.00
Call (1)
3,905 (ÿ)
918
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 14,580, 06/04/25)
Bank of America Jun 2025 0.00
Call (1)
14,580 (ÿ)
2,965
(Bank of America, USD 1.250%/USD 3
Month LIBOR, USD 6,291, 06/17/30)
Bank of America Jun 2030 0.00
Call (1)
6,291 (ÿ)
550
(Bank of America, USD 1.550%/USD 3
Month LIBOR, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
10,852 (ÿ)
2,129
(Bank of America, USD 1.585%/USD 3
Month LIBOR, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Call (1)
10,587 (ÿ)
2,824
(Bank of America, USD 1.725%/USD 3
Month LIBOR, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Call (1)
9,926 (ÿ)
2,930
(Bank of America, USD 1.823%/USD 3
Month LIBOR, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Call (1)
10,720 (ÿ)
2,465
(Bank of America, USD 1.833%/USD 3
Month LIBOR, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Call (1)
6,683 (ÿ)
2,124
(Bank of America, USD 1.885%/USD 3
Month LIBOR, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
7,146 (ÿ)
1,701
(Bank of America, USD 1.905%/USD 3
Month LIBOR, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Call (1)
13,234 (ÿ)
1,644
(Bank of America, USD 1.985%/USD 3
Month LIBOR, USD 4,269, 01/21/25)
Bank of America Jan 2025 0.00
Call (1)
4,269 (ÿ)
1,449
(Bank of America, USD 2.048%/USD 3
Month LIBOR, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Call (1)
19,851 (ÿ)
2,658
(Citigroup, USD 0.687%/USD 3 Month
LIBOR, USD 33,308, 08/03/20)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 427
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Citigroup Aug 2020 0.00 Call (1) 33,308 (ÿ)
519
(Citigroup, USD 1.794%/USD 3 Month
LIBOR, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Call (1) 10,587 (ÿ)
2,396
(Goldman Sachs, USD 0.300%/USD 3
Month LIBOR, USD 4,816, 08/10/20)
Goldman Sachs Aug 2020 0.00
Call (1)
4,816 (ÿ)
11
(Goldman Sachs, USD 1.026%/USD 3
Month LIBOR, USD 2,627, 06/16/25)
Goldman Sachs Jun 2025 0.00
Call (1)
2,627 (ÿ)
445
(Goldman Sachs, USD 1.325%/USD 3
Month LIBOR, USD 7,936, 06/04/30)
Goldman Sachs Jun 2030 0.00
Call (1)
7,936 (ÿ)
1,374
(Goldman Sachs, USD 1.328%/USD 3
Month LIBOR, USD 10,848, 06/10/30)
Goldman Sachs Jun 2030 0.00
Call (1)
10,848 (ÿ)
991
(Goldman Sachs, USD 1.569%/USD 3
Month LIBOR, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Call (1)
3,441 (ÿ)
906
(Goldman Sachs, USD 1.687%/USD 3
Month LIBOR, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Call (1)
9,926 (ÿ)
2,852
(Goldman Sachs, USD 1.736%/USD 3
Month LIBOR, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Call (1)
6,617 (ÿ)
1,970
(Goldman Sachs, USD 1.741%/USD 3
Month LIBOR, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Call (1)
9,926 (ÿ)
2,962
(Goldman Sachs, USD 1.776%/USD 3
Month LIBOR, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
4,048
(Goldman Sachs, USD 1.790%/USD 3
Month LIBOR, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Call (1)
13,234 (ÿ)
4,089
(Goldman Sachs, USD 1.804%/USD 3
Month LIBOR, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,322 (ÿ)
2,272
(Goldman Sachs, USD 1.865%/USD 3
Month LIBOR, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Call (1)
19,850 (ÿ)
2,415
(Goldman Sachs, USD 1.920%/USD 3
Month LIBOR, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Call (1)
13,234 (ÿ)
1,658
(Goldman Sachs, USD 1.985%/USD 3
Month LIBOR, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Call (1)
16,543 (ÿ)
2,147
(JP Morgan, USD 1.268%/USD 3 Month
LIBOR, USD 2,365, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Call (1)
2,365 (ÿ)
209
(JP Morgan, USD 1.322%/USD 3 Month
LIBOR, USD 6,670, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Call (1)
6,670 (ÿ)
608
(JP Morgan, USD 1.976%/USD 3 Month
LIBOR, USD 9,264, 10/17/29)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Oct 2029 0.00
Call (1)
9,264 (ÿ)
2,319
(JP Morgan, USD 2.028%/USD 3 Month
LIBOR, USD 4,513, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Call (1)
4,513 (ÿ)
1,141
(JP Morgan, USD 2.051%/USD 3 Month
LIBOR, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Call (1)
10,587 (ÿ)
2,756
(Bank of America, USD 3 Month LIBOR/
USD 0.933%, USD 51,881, 09/25/20)
Bank of America Sep 2020 0.00
Put (1)
51,881 (ÿ)
674
(Bank of America, USD 3 Month LIBOR/
USD 1.025%, USD 3,152, 06/16/25)
Bank of America Jun 2025 0.00
Put (1)
3,152 (ÿ)
394
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 2,508, 06/17/30)
Bank of America Jun 2030 0.00
Put (1)
2,508 (ÿ)
376
(Bank of America, USD 3 Month LIBOR/
USD 1.155%, USD 3,905, 06/10/30)
Bank of America Jun 2030 0.00
Put (1)
3,905 (ÿ)
584
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 14,580, 06/04/25)
Bank of America Jun 2025 0.00
Put (1)
14,580 (ÿ)
1,467
(Bank of America, USD 3 Month LIBOR/
USD 1.250%, USD 6,291, 06/17/30)
Bank of America Jun 2030 0.00
Put (1)
6,291 (ÿ)
399
(Bank of America, USD 3 Month LIBOR/
USD 1.550%, USD 10,852, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
10,852 (ÿ)
892
(Bank of America, USD 3 Month LIBOR/
USD 1.585%, USD 10,587, 10/01/24)
Bank of America Oct 2024 0.00
Put (1)
10,587 (ÿ)
699
(Bank of America, USD 3 Month LIBOR/
USD 1.725%, USD 9,926, 10/02/24)
Bank of America Oct 2024 0.00
Put (1)
9,926 (ÿ)
561
(Bank of America, USD 3 Month LIBOR/
USD 1.823%, USD 10,720, 09/25/29)
Bank of America Sep 2029 0.00
Put (1)
10,720 (ÿ)
715
(Bank of America, USD 3 Month LIBOR/
USD 1.833%, USD 6,683, 09/19/24)
Bank of America Sep 2024 0.00
Put (1)
6,683 (ÿ)
332
(Bank of America, USD 3 Month LIBOR/
USD 1.885%, USD 7,146, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
7,146 (ÿ)
453
(Bank of America, USD 3 Month LIBOR/
USD 1.905%, USD 13,234, 09/19/29)
Bank of America Sep 2029 0.00
Put (1)
13,234 (ÿ)
495
(Bank of America, USD 3 Month LIBOR/
USD 1.985%, USD 4,269, 01/21/25)
Bank of America Jan 2025 0.00
Put (1)
4,269 (ÿ)
188
(Bank of America, USD 3 Month LIBOR/
USD 2.048%, USD 19,851, 09/24/29)
Bank of America Sep 2029 0.00
Put (1)
19,851 (ÿ)
670

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
428 Multi-Asset Growth Strategy Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
(Barclays, USD 3 Month LIBOR/USD
0.353%, USD 209,584, 08/13/20)
Barclays Aug 2020 0.00 Put (1) 209,584 (ÿ)
17
(Citigroup, USD 3 Month LIBOR/USD
0.687%, USD 33,308, 08/03/20)
Citigroup Aug 2020 0.00 Put (1) 33,308 (ÿ)
—
(Citigroup, USD 3 Month LIBOR/USD
1.794%, USD 10,587, 10/02/29)
Citigroup Oct 2029 0.00 Put (1) 10,587 (ÿ)
722
(Goldman Sachs, USD 3 Month LIBOR/
USD 0.300%, USD 4,816, 08/10/20)
Goldman Sachs Aug 2020 0.00
Put (1)
4,816 (ÿ)
1
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.026%, USD 2,627, 06/16/25)
Goldman Sachs Jun 2025 0.00
Put (1)
2,627 (ÿ)
328
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.325%, USD 7,936, 06/04/30)
Goldman Sachs Jun 2030 0.00
Put (1)
7,936 (ÿ)
817
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.328%, USD 10,848, 06/10/30)
Goldman Sachs Jun 2030 0.00
Put (1)
10,848 (ÿ)
655
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.569%, USD 3,441, 09/20/24)
Goldman Sachs Sep 2024 0.00
Put (1)
3,441 (ÿ)
230
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.687%, USD 9,926, 10/03/24)
Goldman Sachs Oct 2024 0.00
Put (1)
9,926 (ÿ)
586
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.736%, USD 6,617, 10/09/24)
Goldman Sachs Oct 2024 0.00
Put (1)
6,617 (ÿ)
371
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.741%, USD 9,926, 09/24/24)
Goldman Sachs Sep 2024 0.00
Put (1)
9,926 (ÿ)
548
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.776%, USD 13,234, 09/27/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
704
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.790%, USD 13,234, 09/25/24)
Goldman Sachs Sep 2024 0.00
Put (1)
13,234 (ÿ)
692
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.804%, USD 19,322, 09/25/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,322 (ÿ)
778
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.865%, USD 19,851, 09/28/29)
Goldman Sachs Sep 2029 0.00
Put (1)
19,850 (ÿ)
766
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.920%, USD 13,234, 09/20/29)
Goldman Sachs Sep 2029 0.00
Put (1)
13,234 (ÿ)
490
(Goldman Sachs, USD 3 Month LIBOR/
USD 1.985%, USD 16,543, 10/11/29)
Goldman Sachs Oct 2029 0.00
Put (1)
16,543 (ÿ)
587
(JP Morgan, USD 3 Month LIBOR/USD
0.780%, USD 18,683, 09/24/20)
JPMorgan Chase Sep 2020 0.00
Put (1)
18,683 (ÿ)
538
(JP Morgan, USD 3 Month LIBOR/USD
0.898%, USD 31,128, 09/25/20)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
JPMorgan Chase Sep 2020 0.00
Put (1)
31,128 (ÿ)
495
(JP Morgan, USD 3 Month LIBOR/USD
1.268%, USD 2,365, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Put (1)
2,365 (ÿ)
148
(JP Morgan, USD 3 Month LIBOR/USD
1.322%, USD 6,670, 06/17/30)
JPMorgan Chase Jun 2030 0.00
Put (1)
6,670 (ÿ)
405
(JP Morgan, USD 3 Month LIBOR/USD
1.976%, USD 9,264, 10/17/29)
JPMorgan Chase Oct 2029 0.00
Put (1)
9,264 (ÿ)
550
(JP Morgan, USD 3 Month LIBOR/USD
2.028%, USD 4,513, 01/22/30)
JPMorgan Chase Jan 2030 0.00
Put (1)
4,513 (ÿ)
276
(JP Morgan, USD 3 Month LIBOR/USD
2.051%, USD 10,587, 09/26/29)
JPMorgan Chase Sep 2029 0.00
Put (1)
10,587 (ÿ)
593
Total Options Purchased
(cost $82,065) 96,885
Short-Term Investments - 14.8%
AP Exhaust Acquisition LLC Term Loan
0.000% due 09/30/20 (Ê)(v) 7
7
10.000% due 09/30/20 (Ê)(Œ)(Š) 45
45
Brazil Notas do Tesouro Nacional
Series NTNF
10.000% due 01/01/21 1,040
207
Cardtronics , Inc.
1.000% due 12/01/20 1,803
1,788
Colony Capital, Inc.
3.875% due 01/15/21 297
294
Encore Capital Group, Inc.
2.875% due 03/15/21 2,670
2,630
Indonesia Treasury Bond
Series FR53
8.250% due 07/15/21 IDR 5,249,000
373
Invacare Corp.
5.000% due 02/15/21 319
302
Jason, Inc. 1st Lien Term Loan
4.743% due 06/30/21 (Ê) 162
84
New Constellis Borrower LLC Term Loan
11.000% due 06/30/21 (Ê) 80
79
PRA Group, Inc.
3.000% due 08/01/20 2,185
2,185
Spirit Realty Capital, Inc.
3.750% due 05/15/21 484
486
Tutor Perini Corp.
2.875% due 06/15/21 1,315
1,275
U.S. Cash Management Fund(@)(+) 178,805,425(∞)
178,790
United States Treasury Bills
0.009% due 08/06/20 (ç)(ž) 1,171
1,171
0.064% due 08/13/20 (ç)(ž) 650
650
0.003% due 08/20/20 (ç)(ž) 687
687
0.081% due 08/27/20 (ç)(ž) 180
180
0.005% due 09/10/20 (ç)(ž) 3 , 855
3,855
0.089% due 09/24/20 (ç)(ž) 1,500
1,500
0.089% due 10/08/20 (ž) 1, 421
1,421
0.090% due 10/15/20 (ž) 1,021
1,021
0.090% due 10/22/20 (ž) 2,606
2,605
0.096% due 11/12/20 (ž) 2,280
2,279
0.094% due 11/19/20 (ž) 535
535
0.096% due 11/27/20 (ž) 480
480

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 429
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.099% due 12/03/20 (ž) 1,170
1,170
0.097% due 12/10/20 (ž) 9,460
9,457
0.099% due 12/17/20 (ž) 1,870
1,869
0.097% due 01/07/21 (ž) 250
250
0.101% due 01/21/21 (ž) 395
395
Series WI
0.098% due 08/11/20 (ç)(ž) 5,762
5,762
0.129% due 08/25/20 (ç)(ž) 3,368
3,368
0.131% due 09/08/20 (ç)(ž) 544
544
0.151% due 09/15/20 (ç)(ž) 839
839
0.093% due 10/27/20 (ž) 5,828
5,827
VEREIT, Inc.
3.750% due 12/15/20 1,151
1,151
Verint Systems, Inc.
1.500% due 06/01/21 1,866
1,867
Virgin Media Secured Finance PLC
Series REGS
11.000% due 01/15/21 (~)(Ê) 85
117
Total Short-Term Investments
(cost $237,645) 237,545
Other Securities - 2.2%
U.S. Cash Collateral Fund(@)(x) 35,964,521(∞)
35,965
Total Other Securities
(cost $35,965) 35,965
Total Investments - 108.1%
(identified cost $1,678,693) 1,729,282
Other Assets and Liabilities,
Net - (8.1)%
(129,072)
Net Assets - 100.0%
1,600,210

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
430 Multi-Asset Growth Strategy Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
2.3%
AbbVie, Inc. 05/12/20 200,000 113.81 228
257
AbbVie, Inc. 05/12/20 756,000 116.19 878
964
Adyen NV 06/17/20 EUR 447 1,414.65 632
746
Aena SA 03/10/17 EUR 19,095 157.07 2,999
2,488
AIMCO 12/12/17 1,000,000 100.00 1,000
848
Alcoa Nederland Holding BV 04/14/20 400,000 98.73 395
432
Calpine Corp. 12/19/19 393,000 99.30 390
408
Carel Industries SpA 06/17/20 EUR 44,000 16.89 743
832
CenturyLink, Inc. 01/16/20 250,000 99.30 248
261
Chefs' Warehouse Holdings, Inc. 05/19/20 1,136,000 78.19 888
732
Clearway Energy Operating LLC 12/04/19 61,000 100.00 61
65
Cleveland-Cliffs, Inc. 03/13/20 72,000 88.06 63
59
Cleveland-Cliffs, Inc. 06/26/20 59,000 98.77 58
59
Dell International LLC / EMC Corp. 09/29/17 600,000 108.21 649
703
Entra ASA 03/10/17 NOK 25,600 13.54 347
362
ESR Cayman, Ltd. 11/11/19 HKD 273,600 2.16 592
675
First Quantum Minerals, Ltd. 02/07/20 200,000 99.30 199
201
Fortive Corp. 11/21/19 2,738,000 97.43 2,667
2,724
GC EOS Buyer, Inc. 07/17/20 86,000 95.23 82
82
Granite Point 12/07/17 1,196,000 91.26 1,091
945
Guess?, Inc. 05/27/20 1,930,000 69.39 1,339
1,314
GVS SpA 07/28/20 EUR 25,670 12.99 333
335
Hanesbrands, Inc. 08/08/19 739,000 104.79 774
806
Hydro One, Ltd. 06/22/18 CAD 7,186 15.13 109
153
Instone Real Estate Group AG 05/21/19 EUR 12,518 24.54 307
322
Intesa Sanpaolo SpA 03/10/17 710,000 94.80 673
747
j2 Global, Inc. 07/29/20 460,000 75.95 349
349
LCM XVIII, LP 04/12/18 500,000 100.00 500
402
Liberty Latin America, Ltd. 06/09/20 111,000 84.12 93
94
Morgan Stanley Bank of America Merrill Lynch Trust 11/01/17 1,072,000 86.53 928
476
Morgan Stanley Capital I Trust 07/26/17 563,000 87.44 492
249
Morgan Stanley Capital I Trust 08/21/17 338,000 87.91 297
141
Netcompany Group A/S 06/17/20 DKK 36,943 63.09 2,331
2,666
Novelis Corp. 01/13/20 281,000 99.02 278
293
Nutanix , Inc. 05/06/20 1,380,000 87.76 1,211
1,270
OI European Group BV 07/03/19 126,000 99.95 126
127
On the Beach Group PLC 06/17/20 GBP 224,361 3.69 828
821
Pluralsight , Inc. 01/15/20 1,491,000 86.61 1,291
1,376
Post Holdings, Inc. 02/11/20 52,000 100.07 52
55
SIG Combibloc PurchaseCo Sarl 06/11/20 EUR 175,000 113.00 198
210
Sound Point CLO III-R, Ltd. 01/09/19 250,000 96.29 241
156
Steele Creek CLO, Ltd. 11/07/17 500,000 100.00 500
347
Stora Enso OYJ 03/13/17 200,000 115.04 230
247
Tenet Healthcare Corp. 08/14/19 721,000 101.28 730
754
TerraForm Power Operating LLC 01/28/20 307,000 103.56 318
333
T-Mobile USA, Inc. 05/04/20 25,000 113.92 28
31
Trinitas CLO X, Ltd. 03/15/19 300,000 95.39 286
262
UBS-Barclays Commercial Mortgage Trust 10/18/17 91,000 71.01 65
49
VAT Group AG 06/17/20 CHF 3,086 175.48 542
589
Vonage Holdings Corp. 01/09/20 2,010,000 88.94 1,788
2,037
Western Digital Corp. 01/28/19 2,426,000 91.28 2,214
2,344
WFRBS Commercial Mortgage Trust 11/01/17 46,000 88.92 41
25
Worldline SA 06/17/20 EUR 24,568 81.34 1,998
2,120
Yellow Cake PLC 07/08/19 GBP 248,650 2.64 657
714
Zais CLO 11, Ltd. 11/16/18 500,000 97.28 486
204
36,261
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 431
Variable Rate Securities
Securities Referenced Rate Spread %
ABG Intermediate Holdings 2 LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
ABN AMRO Bank NV
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.898
Advanced Integration Technology, LP 1st Lien Term Loan B1 USD 1 Month LIBOR 4.750
AerCap Holdings NV
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.535
AgroFresh , Inc. Term Loand B USD 3 Month LIBOR 6.000
AGS LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.500
AIMCO USD 3 Month LIBOR 5.200
Air Medical Group Holdings, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Albea Beauty Holdings SA Term Loan B2 USD 3 Month LIBOR 3.000
Almonde , Inc. 1st Lien Term Loan B USD 3 Month LIBOR 3.500
Alphabet Holding Co., Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.500
Alterra Mountain Comp. Term Loan B USD 1 Month LIBOR 4.500
Alvogen Group, Inc. Extended Term Loan USD 6 Month LIBOR 5.250
American Airlines, Inc. Term Loan USD 1 Month LIBOR 1.750
Anastasia Parent LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
AP Exhaust Acquisition LLC Term Loan USD 3 Month LIBOR 10.000
AP Exhaust Acquisition LLC Term Loan USD 3 Month LIBOR 10.000
AP Exhaust Acquisition LLC Term Loan A1 USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 3 Month LIBOR 5.000
AP Exhaust Acquisition LLC Term Loan B USD 3 Month LIBOR 5.000
AP Gaming I LLC Incremental Term Loan USD 3 Month LIBOR 13.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
AppLovin Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
APRO LLC Term Loan B USD 2 Month LIBOR 4.000
Aretec Group, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.250
Aristocrat Leisure, Ltd. Incremental Term Loan B USD 3 Month LIBOR 3.750
ASP AMC Merger Sub, Inc. Term Loan B USD 3 Month LIBOR 3.500
AssuredPartners , Inc. Term Loan B USD 1 Month LIBOR 3.500
Barclays Bank PLC USD 3 Month LIBOR 1.550
BAWAG Group AG
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.415
Berry Global, Inc. Term Loan Y USD 1 Month LIBOR 2.000
BHP Billiton Finance USA, Ltd.
USD Swap Semiannual 30/360 (versus 3 Month
LIBOR) 5 Year Rate 5.093
BHP Billiton Finance, Ltd.
GBP Swap Semiannual (versus 6 Month LIBOR) 5
Year Rate 4.817
Big Ass Fans LLC Repricing Term Loan USD 3 Month LIBOR 3.750
BI-LO, LLC Term Loan B USD 3 Month LIBOR 8.000
Boxer Parent Co., Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.250
BroadStreet Partners, Inc. Term Loan USD 1 Week LIBOR 3.250
Brookfield WEC Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Caesars Resort Collection LLC Term Loan USD 3 Month LIBOR 4.500
Caesars Resort Collection LLC Term Loan USD 3 Month LIBOR 4.500
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 3 Month EURIBOR 5.770
Caixa Geral de Depositos SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 10.925
Cambium Learning Group, Inc. Term Loan USD 3 Month LIBOR 4.500
Cardtronics USA, Inc. Term Loan B USD 1 Month LIBOR 4.000
Carestream Health, Inc. Extended Term Loan USD 3 Month LIBOR 6.750
Castle US Holding Corp. Term Loan USD 1 Month LIBOR 3.750
CenturyLink, Inc. Term Loan B USD 1 Month LIBOR 2.250

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
432 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Change Healthcare Holdings LLC 1st Lien Term Loan B USD 3 Month LIBOR 2.500
Charter Communications Operating LLC Term Loan B2 USD 1 Month LIBOR 1.750
CIT Group, Inc. USD 3 Month LIBOR 3.972
Cooperatieve Rabobank UA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.702
Cornerstone OnDemand , Inc. Term Loan B USD 1 Month LIBOR 4.250
CT Technologies Intermediate Holdings, Inc. 1st Lien Term Loan B USD 3 Month LIBOR 4.250
Cvent , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Deliver Buyer, Inc. Term Loan B USD 3 Month LIBOR 6.250
Delta Air Lines, Inc. USD 3 Month LIBOR 4.750
Deutsche Postbank Funding Trust I EURIBOR ICE Swap Rate 0.025
Deutsche Postbank Funding Trust III EURIBOR ICE Swap Rate 0.125
DNB Bank ASA
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 3.140
Douglas Dynamics, Inc. Term Loan B USD 1 Month LIBOR 3.750
EagleView Technology Corp. 1st Lien Term Loan B1 USD 3 Month LIBOR 3.500
ECI Macola /Max Holding LLC 1st Lien Term Loan B USD 3 Month LIBOR 4.250
ECI Macola /Max Holding LLC 2nd Lien Term Loan USD 3 Month LIBOR 8.000
Electricite de France SA
GBP Swap Semiannual (versus 6 Month LIBOR) 13
Year Rate 3.958
Ellie Mae, Inc. Term Loan USD 3 Month LIBOR 3.750
Enbridge, Inc. USD 3 Month LIBOR 3.418
Energy Transfer Operating, LP
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.306
Energy Transfer Operating, LP USD 3 Month LIBOR 4.028
EnergySolutions LLC 1st Lien Term Loan B USD 3 Month LIBOR 3.750
Ensemble RCM LLC Term Loan USD 3 Month LIBOR 3.750
Enterprise Products Operating LLC USD 3 Month LIBOR 2.570
Envision Healthcare Corp. 1st Lien Term Loan B USD 1 Month LIBOR 3.750
Eurofins Scientific SE 3 Month EURIBOR 5.167
Eyecare Partners LLC Delayed Draw Term Loan USD 3 Month LIBOR 3.750
Eyecare Partners LLC Term Loan USD 3 Month LIBOR 3.750
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 6.950
Fannie Mae Connecticut Avenue Securities USD 1 Month LIBOR 5.300
Fannie Mae REMICS USD 1 Month LIBOR 6.400
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.150
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 7.200
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 6.220
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 5.900
Fannie Mae REMICS USD 1 Month LIBOR 6.100

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 433
Variable Rate Securities
Securities Referenced Rate Spread %
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.100
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.050
Fannie Mae REMICS USD 1 Month LIBOR 5.950
Fannie Mae REMICS USD 1 Month LIBOR 6.200
Fannie Mae REMICS USD 1 Month LIBOR 6.700
Fannie Mae REMICS USD 1 Month LIBOR 6.000
Fannie Mae REMICS USD 1 Month LIBOR 6.250
Formula One Management, Ltd. Term Loan B USD 1 Month LIBOR 2.500
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Fort Dearborn Company 1st Lien Term Loan USD 3 Month LIBOR 4.000
Freddie Mac REMICS USD 1 Month LIBOR 6.000
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Freddie Mac REMICS USD 1 Month LIBOR 6.050
Freddie Mac REMICS USD 1 Month LIBOR 6.200
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.950
Freddie Mac REMICS USD 1 Month LIBOR 6.700
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 6.550
Freddie Mac REMICS USD 1 Month LIBOR 5.950
Freddie Mac REMICS USD 1 Month LIBOR 6.100
Freddie Mac REMICS USD 1 Month LIBOR 6.500
Froneri , Inc. Term Loan USD 1 Month LIBOR 2.250
General Electric Co. USD 3 Month LIBOR 3.330
General Motors Financial Co., Inc. USD 3 Month LIBOR 3.436
Genesee & Wyoming, Inc. New Term Loan USD 3 Month LIBOR 2.000
Getty Images, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.500
GFL Environmental, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Ginnie Mae USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.000
Ginnie Mae REMICS USD 1 Month LIBOR 6.500
Ginnie Mae REMICS USD 1 Month LIBOR 4.850
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.200
Ginnie Mae REMICS USD 1 Month LIBOR 6.250
Ginnie Mae REMICS USD 1 Month LIBOR 6.050

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
434 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Ginnie Mae REMICS USD 1 Month LIBOR 6.150
Ginnie Mae REMICS USD 1 Month LIBOR 6.100
Ginnie Mae REMICS USD 1 Month LIBOR 6.050
Gruden Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
GTT Communications, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 2.750
Guidehouse LLP 1st Lien Loan USD 1 Month LIBOR 4.500
Helios Software Holdings, Inc. Term Loan USD 6 Month LIBOR 4.250
Hertz Global Holdings, Inc. Term Loan B USD 1 Month LIBOR 2.750
HGIM Corp. 1st Lien Term Loan USD 3 Month LIBOR 6.000
HSBC Bank PLC USD 6 Month LIBOR 0.250
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
HUB International, Ltd. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Ibercaja Banco SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 2.882
Information Resources, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Ingersoll-Rand PLC Term Loan B USD 1 Month LIBOR 1.750
Intesa Sanpaolo SpA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.274
ION Trading Technologies Sarl 1st Lien Term Loan B USD 3 Month LIBOR 4.000
Jane Street Group LLC Term Loan USD 1 Month LIBOR 3.000
Jason, Inc. 1st Lien Term Loan USD 2 Month LIBOR 4.500
Kestra Advisory Services LLC Term Loan USD 1 Month LIBOR 4.250
LCM XVIII, LP USD 3 Month LIBOR 5.950
Level 3 Financing, Inc. Term Loan B USD 1 Month LIBOR 1.750
LifeScan Global Corp. 1st Lien Term Loan USD 6 Month LIBOR 6.000
Limetree Bay Terminals LLC Term Loan B USD 1 Month LIBOR 4.000
Mallinckrodt International Finance SA 1st Lien Term Loan B USD 3 Month LIBOR 2.750
Mavis Tire Express Services Corp. 1st Lien Term Loan USD 3 Month LIBOR 3.250
MH Sub I LLC Incremental Term Loan USD 3 Month LIBOR 3.750
MH Sub I, LLC 1st Lien Term Loan USD 3 Month LIBOR 3.500
Midas Intermediate Holdco II LLC Term Loan B USD 3 Month LIBOR 2.750
Midwest Physician Administrative Services, LLC 2nd Lien Term Loan USD 1 Month LIBOR 7.000
Mitchell International, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Mitsubishi UFJ Investor Services & Banking SA 3 Month EURIBOR 4.500
MTN Infrastructure TopCo , Inc. Term Loan B USD 1 Month LIBOR 4.000
National Westminster Bank PLC USD 3 Month LIBOR 0.250
Navistar, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.500
Network i2i, Ltd.
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 4.274
New Constellis Borrower LLC 2nd Lien Term Loan USD 6 Month LIBOR 0.000
New Constellis Borrower LLC Term Loan USD 1 Month LIBOR 7.500
New Constellis Borrower LLC Term Loan USD 1 Month LIBOR 10.000
NFP Corp. Term Loan USD 1 Month LIBOR 3.250
NN, Inc. Term Loan USD 1 Month LIBOR 5.750

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 435
Variable Rate Securities
Securities Referenced Rate Spread %
Panther BF Aggregator, LP Term Loan B USD 1 Month LIBOR 3.500
Perforce Software, Inc. Term Loan B USD 1 Month LIBOR 3.750
PG&E Corp. Exit Term Loan B USD 3 Month LIBOR 4.500
Phoenix Group Holdings PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 4.169
Plains All American Pipeline, LP USD 3 Month LIBOR 4.110
Pre-Paid Legal Services, Inc. 1st Lien Term Loan USD 1 Month LIBOR 3.250
Prime Security Services Borrower LLC Term Loan B1 USD 12 Month LIBOR 3.250
Pug LLC Term Loan USD 1 Month LIBOR 3.500
Quest Software US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.250
Rackspace Hosting, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.000
Radiate Holdco LLC 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Radio One, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 4.000
Red Ventures LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.500
RegionalCare Hospital Partners Holdings, Inc. Term Loan B USD 1 Month LIBOR 3.750
Research Now Group, Inc. 1st Lien Term Loan USD 3 Month LIBOR 5.500
Rocket Software, Inc. Term Loan USD 1 Month LIBOR 4.250
Royal Bank of Scotland Group PLC
U.S. Treasury Yield Curve Rate T Note Constant
Maturity 5 Year 5.625
Royal Bank of Scotland Group PLC USD 6 Month LIBOR 0.250
RPI Intermediate Finance Trust Term Loan B1 USD 1 Month LIBOR 1.750
S2P Acquisition Borrower, Inc. Term Loan USD 3 Month LIBOR 4.000
Sedgwick Claims Management Services, Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
SMG US Midco 2, Inc. Term Loan USD 3 Month LIBOR 2.500
SMG US Midco 2, Inc. Term Loan USD 3 Month LIBOR 2.500
Solvay Acetow GmbH Term Loan USD 3 Month LIBOR 5.500
Solvay Finance SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.889
Solvay SA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 3.917
SonicWall US Holdings, Inc. 1st Lien Term Loan USD 3 Month LIBOR 3.500
Sound Point CLO III-R, Ltd. USD 3 Month LIBOR 6.000
Starfruit Finco BV 1st Lien Term Loan B USD 1 Month LIBOR 3.000
Stats Intermediate Holding LLC Term Loan USD 3 Month LIBOR 5.250
Steele Creek CLO, Ltd. USD 3 Month LIBOR 6.200
SuperMoose Borrower LLC 1st Lien Term Loan USD 1 Month LIBOR 3.750
Surf Holdings, LLC USD Term Loan USD 3 Month LIBOR 3.500
Terrier Media Buyer, Inc. Term Loan B USD 3 Month LIBOR 4.250
TIBCO Software, Inc. Term Loan B USD 1 Month LIBOR 3.750
Trader Corporation Term Loan B USD 1 Month LIBOR 3.000
Trans Union LLC Term Loan B5 USD 1 Month LIBOR 1.750
TransDigm Group, Inc. Term Loan F USD 1 Month LIBOR 2.250
Trinitas CLO X, Ltd. USD 3 Month LIBOR 6.900
Twin River Worldwide Holdings, Inc. Incremental Term Loan B1 USD 1 Month LIBOR 8.000
Uber Technologies, Inc. 1st Lien Term Loan USD 1 Month LIBOR 4.000
UFC Holdings LLC Incremental Term Loan USD 3 Month LIBOR 3.250
UniCredit SpA EURIBOR ICE Swap Rate 4.081
Unione di Banche Italiane SpA
EUR Swap Annual (versus 6 Month EURIBOR) 5
Year Rate 4.750
United Natural Foods, Inc. Term Loan USD 1 Month LIBOR 4.250
Univision Communications, Inc. Term Loan B USD 1 Month LIBOR 3.750
UPC Financing Partnership Term Loan B USD 1 Month LIBOR 2.250
Upstream Newco , Inc. Term Loan USD 1 Month LIBOR 4.500

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
436 Multi-Asset Growth Strategy Fund
Variable Rate Securities
Securities Referenced Rate Spread %
US Anesthesia Partners, Inc. Term Loan USD 3 Month LIBOR 3.000
USI, Inc. Term Loan B USD 3 Month LIBOR 3.000
VeriFone Systems, Inc. 1st Lien Term Loan USD 3 Month LIBOR 4.000
Vero Parent, Inc. Term Loan B USD 3 Month LIBOR 6.000
Vertafore , Inc. 1st Lien Term Loan B USD 1 Month LIBOR 3.250
Virgin Media Secured Finance PLC Term Loan USD 1 Month LIBOR 2.500
VS Buyer LLC Term Loan B USD 3 Month LIBOR 3.250
Whatabrands LLC 2020 Term Loan B USD 1 Month LIBOR 2.750
William Morris Endeavor Entertainment LLC 1st Lien Term Loan B USD 1 Month LIBOR 2.750
William Morris Endeavor Entertainment LLC Term Loan B2 USD 1 Month LIBOR 8.500
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
WP CityMD Bidco LLC Term Loan B USD 3 Month LIBOR 4.500
Yak Access LLC 1st Lien Term Loan B USD 3 Month LIBOR 5.000
Zais CLO 11, Ltd. USD 3 Month LIBOR 6.760
Zayo Group Holdings, Inc. Term Loan USD 1 Month LIBOR 3.000
Ziggo Secured Finance BV Term Loan I USD 1 Month LIBOR 2.500
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 437
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
Amsterdam Index Futures 7 EUR 761 08/20
(55)
Australia 10 Year Government Bond Futures 401 AUD 59,931 09/20
396
CAC40 Euro Index Futures 37 EUR 1,769 08/20
(137)
DAX Index Futures 4 EUR 1,235 09/20
9
Dow Jones U.S. Real Estate Index Futures 1,854 USD 59,699 09/20
1,329
Euro STOXX 50 Index Futures 34 EUR 1,082 09/20
(7)
FTSE 100 Index Futures 594 GBP 34,966 09/20
(1,523)
FTSE/MIB Index Futures 4 EUR 382 09/20
(13)
IBEX 35 Index Futures 6 EUR 415 08/20
(36)
Japanese 10 Year Government Bond Futures 48 JPY 7,313,760 09/20
180
Long Gilt Futures 111 GBP 15,379 09/20
193
MSCI EAFE Index Futures 118 USD 10,700 09/20
207
MSCI Emerging Markets Index Futures 2,274 USD 121,579 09/20
9,810
MSCI Singapore Index Futures 496 SGD 14,243 08/20
(267)
OMXS30 Index Futures 24 SEK 4,105 08/20
(13)
SPI 200 Index Futures 242 AUD 35,562 09/20
193
United States Treasury Long Bond Futures 1,782 USD 324,825 09/20
11,367
Short Positions
Canadian 10 Year Government Bond Futures 538 CAD 83,229 09/20
(601)
Euro-Bund Futures 271 EUR 48,108 09/20
(800)
NASDAQ 100 E-Mini Index Futures 236 USD 51,403 09/20
(6,003)
Russell 2000 E-Mini Index Futures 2,024 USD 149,554 09/20
(9,822)
S&P 400 E-Mini Index Futures 68 USD 12,651 09/20
(226)
S&P 500 E-Mini Index Futures 1,250 USD 203,968 09/20
(4,641)
S&P Financial Select Sector Index Futures 53 USD 3,911 09/20
(8)
S&P Utilities Select Sector Index Futures 521 USD 31,875 09/20
(1,096)
S&P/TSX 60 Index Futures 71 CAD 13,709 09/20
(563)
TOPIX Index Futures 628 JPY 9,398,019 09/20
7,755
United States 10 Year Treasury Note Futures 20 USD 2,802 09/20
(29)
United States Treasury Ultra Bond Futures 14 USD 3,188 09/20
(139)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
5,460
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.09 USD 22,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 102.47 USD 17,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 103.04 USD 17,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.03 USD 83,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.16 USD 123,000 08/06/20
—
Fannie Mae Bonds
JPMorgan Chase
Put 1 104.25 USD 87,000 09/08/20
(58)
Fannie Mae Bonds
JPMorgan Chase
Put 1 105.08 USD 324,000 09/08/20
(67)
Swaption
(Counterparty, Fund Receives/Fund
Pays, Notional, Termination Date)
Bank of America, USD 3 Month LIBOR/
USD 0.920%, USD 4,827,
03/25/30
Bank of America
Call 2 0.00 9,654 03/25/30
(670)
Bank of America, USD 3 Month LIBOR/
USD 0.933%, USD 51,881,
09/25/20
Bank of America
Call 1 0.00 51,881 09/25/20
(2,919)
Bank of America, USD 3 Month LIBOR/
USD 1.235%, USD 38,275,
03/19/25
Bank of America
Call 1 0.00 38,275 03/19/25
(649)
Barclays, USD 3 Month LIBOR/USD
0.353%, USD 209,584, 08/13/20
Barclays
Call 1 0.00 209,584 08/13/20
(995)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
438 Multi-Asset Growth Strategy Fund
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
Goldman Sachs, USD 3 Month LIBOR/
USD 0.905%, USD 15,265,
03/26/30
Goldman Sachs
Call 1 0.00 15,265 03/26/30
(1,050)
JP Morgan, USD 3 Month LIBOR/USD
0.780%, USD 18,683, 09/24/20
JPMorgan Chase
Call 1 0.00 18,683 09/24/20
(550)
JP Morgan, USD 3 Month LIBOR/USD
0.898%, USD 31,128, 09/25/20
JPMorgan Chase
Call 1 0.00 31,128 09/25/20
(1,533)
JP Morgan, USD 3 Month LIBOR/USD
0.928%, USD 62,257, 03/25/27
JPMorgan Chase
Call 1 0.00 62,257 03/25/27
(428)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.883%, USD 7,676,
03/25/30
Morgan Stanley
Call 1 0.00 7,676 03/25/30
(520)
Morgan Stanley, USD 3 Month LIBOR/
USD 0.895%, USD 7,676,
03/25/30
Morgan Stanley
Call 1 0.00 7,676 03/25/30
(524)
UBS, USD 3 Month LIBOR/USD
0.845%, USD 38,382, 03/25/25
UBS
Call 1 0.00 38,382 03/25/25
(245)
Bank of America, USD 0.920%/USD
3 Month LIBOR, USD 4,827,
03/25/30
Bank of America
Put 2 0.00 9,654 03/25/30
(724)
Bank of America, USD 1.235%/USD
3 Month LIBOR, USD 38,275,
03/19/25
Bank of America
Put 1 0.00 38,275 03/19/25
(203)
Goldman Sachs, USD 0.905%/USD
3 Month LIBOR, USD 15,265,
03/26/30
Goldman Sachs
Put 1 0.00 15,265 03/26/30
(1,156)
JP Morgan, USD 0.928%/USD 3 Month
LIBOR, USD 62,257, 03/25/27
JPMorgan Chase
Put 1 0.00 62,257 03/25/27
(348)
Morgan Stanley, USD 0.883%/USD
3 Month LIBOR, USD 7,676,
03/25/30
Morgan Stanley
Put 1 0.00 7,676 03/25/30
(589)
Morgan Stanley, USD 0.895%/USD
3 Month LIBOR, USD 7,676,
03/25/30
Morgan Stanley
Put 1 0.00 7,676 03/25/30
(585)
UBS, USD 0.845%/USD 3 Month
LIBOR, USD 38,382, 03/25/25
UBS
Put 1 0.00 38,382 03/25/25
(139)
Total Liability for Options Written (premiums received $16,240) (å)
(13,952)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 600 DKK 3,771 08/04/20 (3)
Bank of America USD 281 EUR 237 08/04/20 (1)
Bank of America USD 590 GBP 448 08/04/20 (3)
Bank of America USD 1,191 JPY 125,484 08/04/20 (6)
Bank of America AUD 1,549 USD 1,112 08/04/20 5
Bank of America CAD 2,688 USD 2,002 08/05/20 (4)
Bank of America EUR — USD — 08/04/20 —
Bank of America EUR 46,467 USD 52,079 09/16/20 (2,707)
Bank of America GBP 1,545 USD 2,026 08/04/20 3
Bank of Montreal USD 1,874 AUD 2,628 08/06/20 4
Bank of Montreal USD 2,468 CAD 3,318 08/06/20 9
Bank of Montreal USD 2,497 CHF 2,276 08/06/20 (7)
Bank of Montreal USD 8,924 EUR 7,566 08/06/20 (12)
Bank of Montreal USD 3,816 GBP 2,926 08/06/20 14
Bank of Montreal USD 3,126 HKD 24,230 08/06/20 —
Bank of Montreal USD 6,704 JPY 704,077 08/06/20 (53)
Bank of Montreal AUD 5,430 USD 3,720 08/06/20 (159)
Bank of Montreal AUD 2,628 USD 1,874 09/08/20 (4)
Bank of Montreal CAD 6,781 USD 4,955 08/06/20 (107)
Bank of Montreal CAD 3,318 USD 2,468 09/08/20 (9)
Bank of Montreal CHF 4,642 USD 4,905 08/06/20 (170)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 439
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of Montreal CHF 2,276 USD 2,499 09/08/20 7
Bank of Montreal EUR 15,103 USD 17,021 08/06/20 (770)
Bank of Montreal EUR 7,566 USD 8,930 09/08/20 11
Bank of Montreal GBP 6,052 USD 7,448 08/06/20 (473)
Bank of Montreal GBP 2,926 USD 3,816 09/08/20 (14)
Bank of Montreal HKD 45,800 USD 5,908 08/06/20 (2)
Bank of Montreal HKD 24,230 USD 3,126 09/08/20 —
Bank of Montreal JPY 1,465,279 USD 13,639 08/06/20 (203)
Bank of Montreal JPY 704,077 USD 6,706 09/08/20 52
Bank of New York USD 4,604 AUD 6,576 09/16/20 95
Bank of New York USD 4,117 CHF 3,880 09/16/20 131
Bank of New York USD 16,756 EUR 14,727 09/16/20 607
Bank of New York USD 16,854 GBP 13,504 08/06/20 822
Bank of New York USD 161 GBP 131 08/24/20 11
Bank of New York USD 7,983 GBP 6,323 08/24/20 294
Bank of New York USD 7,181 GBP 5,626 09/16/20 186
Bank of New York USD 14,235 HKD 110,352 08/06/20 3
Bank of New York USD 156 JPY 16,335 08/24/20 (1)
Bank of New York USD 7,822 JPY 841,978 08/24/20 134
Bank of New York USD 159 NZD 247 08/24/20 5
Bank of New York USD 14,818 NZD 22,928 08/24/20 388
Bank of New York USD 4,919 SEK 45,747 08/06/20 292
Bank of New York USD 4,175 SGD 5,819 08/06/20 60
Bank of New York AUD 5,430 USD 3,719 08/06/20 (160)
Bank of New York CAD 6,781 USD 4,953 08/06/20 (109)
Bank of New York CAD 5,252 USD 3,925 09/16/20 3
Bank of New York CHF 4,642 USD 4,895 08/06/20 (181)
Bank of New York EUR 15,103 USD 16,993 08/06/20 (798)
Bank of New York GBP 6,052 USD 7,437 08/06/20 (484)
Bank of New York GBP 204 USD 265 08/24/20 (1)
Bank of New York HKD 45,800 USD 5,908 08/06/20 (1)
Bank of New York JPY 1,465,279 USD 13,603 08/06/20 (239)
Bank of New York JPY 2,435,737 USD 22,673 08/24/20 (342)
Bank of New York NZD 613 USD 407 08/24/20 —
Bank of New York ZAR 7,005 USD 413 08/05/20 3
Citigroup USD 8,349 AUD 12,072 08/06/20 276
Citigroup USD 4,608 AUD 6,576 09/16/20 91
Citigroup USD 11,239 CAD 15,274 08/06/20 164
Citigroup USD 11,024 CHF 10,416 08/06/20 366
Citigroup USD 4,115 CHF 3,880 09/16/20 132
Citigroup USD 16,778 EUR 14,727 09/16/20 585
Citigroup USD 7,179 GBP 5,626 09/16/20 188
Citigroup USD 440 NOK 4,030 08/24/20 2
Citigroup AUD 865 USD 597 08/06/20 (21)
Citigroup AUD 28,938 USD 20,014 09/16/20 (664)
Citigroup BRL 4,760 USD 957 09/16/20 46
Citigroup CAD 1,422 USD 1,048 08/06/20 (14)
Citigroup CAD 5,252 USD 3,914 09/16/20 (7)
Citigroup CAD 21,749 USD 16,005 09/16/20 (234)
Citigroup CHF 955 USD 1,009 08/06/20 (35)
Citigroup CHF 23,650 USD 25,060 09/16/20 (831)
Citigroup CNY 417,709 USD 58,686 09/16/20 (986)
Citigroup EUR 4,221 USD 4,746 08/06/20 (227)
Citigroup GBP 1,001 USD 1,241 08/06/20 (70)
Citigroup HKD 24,073 USD 3,105 08/06/20 (1)
Citigroup JPY 152,250 USD 1,411 08/06/20 (28)
Citigroup KRW 14,666,860 USD 12,196 09/16/20 (116)
Citigroup NOK 77,708 USD 8,015 08/24/20 (524)
Citigroup SEK 4,192 USD 450 08/06/20 (27)
Citigroup SGD 744 USD 534 08/06/20 (8)
Commonwealth Bank of Australia USD 14,860 AUD 21,677 08/24/20 629
Commonwealth Bank of Australia AUD 32,977 USD 23,512 08/24/20 (50)
HSBC USD 5,124 BRL 25,201 10/02/20 (303)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
440 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC USD 700 CLP 537,937 08/24/20 11
HSBC USD 474 CNY 3,357 08/24/20 6
HSBC USD 704 CNY 5,064 08/24/20 20
HSBC USD 825 CNY 5,857 08/24/20 13
HSBC USD 830 CNY 5,883 08/24/20 12
HSBC USD 807 CNY 5,664 10/29/20 —
HSBC USD 2,865 CNY 20,160 10/29/20 7
HSBC USD 61 COP 224,257 10/13/20 (2)
HSBC USD 207 CZK 4,822 10/08/20 10
HSBC USD 2,671 HUF 831,699 10/08/20 174
HSBC USD 914 IDR 14,626,238 08/24/20 86
HSBC USD 949 IDR 13,813,243 08/24/20 (5)
HSBC USD 2 MXN 48 09/10/20 —
HSBC USD 92 MXN 2,025 09/10/20 (2)
HSBC USD 92 MXN 2,029 09/10/20 (2)
HSBC USD 92 MXN 2,025 09/10/20 (2)
HSBC USD 92 MXN 2,029 09/10/20 (2)
HSBC USD 92 MXN 2,029 09/10/20 (2)
HSBC USD 92 MXN 2,032 09/10/20 (2)
HSBC USD 92 MXN 2,028 09/10/20 (2)
HSBC USD 92 MXN 2,029 09/10/20 (2)
HSBC USD 92 MXN 2,024 09/10/20 (2)
HSBC USD 92 MXN 2,025 09/10/20 (2)
HSBC USD 92 MXN 2,023 09/10/20 (2)
HSBC USD 92 MXN 2,025 09/10/20 (2)
HSBC USD 92 MXN 2,029 09/10/20 (2)
HSBC USD 92 MXN 2,027 09/10/20 (2)
HSBC USD 92 MXN 2,030 09/10/20 (2)
HSBC USD 92 MXN 2,020 09/10/20 (2)
HSBC USD 97 MXN 2,136 09/10/20 (2)
HSBC USD 109 MXN 2,474 09/10/20 2
HSBC USD 185 MXN 4,051 09/10/20 (4)
HSBC USD 285 MXN 6,442 09/10/20 3
HSBC USD 1,093 MXN 23,922 09/10/20 (23)
HSBC USD 142 PHP 7,285 08/04/20 6
HSBC USD 146 PHP 7,285 11/10/20 1
HSBC USD 5,705 PLN 22,402 10/13/20 281
HSBC USD 66 RON 298 08/25/20 6
HSBC USD 164 RON 745 08/25/20 17
HSBC USD 202 RON 916 08/25/20 21
HSBC USD 472 RON 1,960 11/27/20 2
HSBC USD 31 RUB 2,120 08/05/20 (3)
HSBC USD 57 RUB 4,573 08/05/20 5
HSBC USD 278 RUB 23,034 08/05/20 32
HSBC USD 1,028 RUB 69,445 08/05/20 (92)
HSBC USD 1,007 RUB 72,413 11/10/20 (41)
HSBC USD 1,518 THB 47,780 08/25/20 14
HSBC USD 36 THB 1,124 11/30/20 —
HSBC USD 79 TRY 567 08/10/20 1
HSBC USD 497 TRY 3,691 08/10/20 26
HSBC USD 556 TRY 3,691 08/10/20 (33)
HSBC USD 560 TRY 3,785 08/10/20 (23)
HSBC USD 584 TRY 4,351 08/10/20 33
HSBC USD 1,020 TRY 7,566 08/10/20 54
HSBC USD 1,121 TRY 7,566 08/10/20 (47)
HSBC USD 50 ZAR 855 10/13/20 —
HSBC USD 631 ZAR 10,697 10/13/20 (10)
HSBC BRL 340 USD 65 10/02/20 —
HSBC BRL 2,276 USD 417 10/02/20 (18)
HSBC CLP 115,527 USD 138 08/24/20 (15)
HSBC CLP 422,410 USD 495 08/24/20 (63)
HSBC CLP 537,937 USD 700 10/29/20 (11)
HSBC CNY 20,160 USD 2,877 08/24/20 (8)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 441
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
HSBC COP 871,413 USD 232 10/13/20 —
HSBC CZK 3,366 USD 152 10/08/20 1
HSBC CZK 5,461 USD 232 10/08/20 (13)
HSBC HUF 44,175 USD 152 10/08/20 1
HSBC IDR 124,840 USD 9 08/24/20 —
HSBC IDR 2,197,236 USD 138 08/24/20 (12)
HSBC IDR 2,539,540 USD 179 08/24/20 5
HSBC IDR 2,539,629 USD 179 08/24/20 5
HSBC IDR 3,273,885 USD 218 08/24/20 (6)
HSBC IDR 8,655,850 USD 609 08/24/20 18
HSBC IDR 9,108,501 USD 641 08/24/20 19
HSBC IDR 4,130,059 USD 282 09/28/20 1
HSBC IDR 1,639,327 USD 109 11/30/20 (2)
HSBC IDR 13,813,243 USD 933 11/30/20 (2)
HSBC MXN 5,843 USD 262 09/10/20 1
HSBC MXN 43,153 USD 1,908 09/10/20 (22)
HSBC PEN 2,925 USD 845 10/13/20 18
HSBC PHP 7,285 USD 147 08/04/20 (1)
HSBC PLN 779 USD 199 10/13/20 (9)
HSBC PLN 1,324 USD 356 10/13/20 2
HSBC RON 1,960 USD 475 08/25/20 (2)
HSBC RUB 26,758 USD 355 08/05/20 (5)
HSBC RUB 72,413 USD 1,018 08/05/20 42
HSBC THB 6,194 USD 190 08/25/20 (9)
HSBC THB 7,015 USD 221 08/25/20 (4)
HSBC THB 9,189 USD 283 08/25/20 (12)
HSBC THB 25,382 USD 773 08/25/20 (41)
HSBC THB 47,780 USD 1,518 11/30/20 (14)
HSBC TRY 567 USD 79 08/10/20 (1)
HSBC TRY 3,691 USD 497 08/10/20 (26)
HSBC TRY 3,691 USD 556 08/10/20 33
HSBC TRY 3,785 USD 560 08/10/20 23
HSBC TRY 4,351 USD 584 08/10/20 (33)
HSBC TRY 7,566 USD 1,020 08/10/20 (54)
HSBC TRY 7,566 USD 1,121 08/10/20 47
HSBC ZAR 2,504 USD 149 10/13/20 4
JPMorgan Chase USD 1,878 AUD 2,628 08/06/20 (1)
JPMorgan Chase USD 4,604 AUD 6,576 09/16/20 95
JPMorgan Chase USD 2,472 CAD 3,318 08/06/20 5
JPMorgan Chase USD 2,496 CHF 2,276 08/06/20 (7)
JPMorgan Chase USD 4,114 CHF 3,880 09/16/20 133
JPMorgan Chase USD 8,919 EUR 7,566 08/06/20 (6)
JPMorgan Chase USD 38,708 EUR 34,372 08/06/20 1,781
JPMorgan Chase USD 16,776 EUR 14,727 09/16/20 588
JPMorgan Chase USD 3,816 GBP 2,926 08/06/20 14
JPMorgan Chase USD 7,180 GBP 5,626 09/16/20 187
JPMorgan Chase USD 3,126 HKD 24,230 08/06/20 —
JPMorgan Chase USD 6,701 JPY 704,077 08/06/20 (50)
JPMorgan Chase AUD 5,430 USD 3,723 08/06/20 (156)
JPMorgan Chase AUD 2,628 USD 1,879 09/08/20 1
JPMorgan Chase CAD 6,781 USD 4,953 08/06/20 (109)
JPMorgan Chase CAD 3,318 USD 2,472 09/08/20 (5)
JPMorgan Chase CAD 5,252 USD 3,916 09/16/20 (5)
JPMorgan Chase CHF 4,642 USD 4,900 08/06/20 (175)
JPMorgan Chase CHF 2,276 USD 2,498 09/08/20 7
JPMorgan Chase EUR 15,103 USD 17,015 08/06/20 (777)
JPMorgan Chase EUR 7,566 USD 8,924 09/08/20 6
JPMorgan Chase GBP 6,052 USD 7,445 08/06/20 (476)
JPMorgan Chase GBP 2,926 USD 3,817 09/08/20 (14)
JPMorgan Chase HKD 45,800 USD 5,908 08/06/20 (2)
JPMorgan Chase HKD 24,230 USD 3,126 09/08/20 —
JPMorgan Chase JPY 1,465,279 USD 13,634 08/06/20 (209)
JPMorgan Chase JPY 704,077 USD 6,703 09/08/20 50

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
442 Multi-Asset Growth Strategy Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Northern Trust USD 565 EUR 500 09/16/20 25
Northern Trust EUR 200 USD 225 09/16/20 (11)
Royal Bank of Canada USD 1,874 AUD 2,628 08/06/20 4
Royal Bank of Canada USD 4,613 AUD 6,576 09/16/20 86
Royal Bank of Canada USD 2,468 CAD 3,318 08/06/20 9
Royal Bank of Canada USD 14,909 CAD 20,039 08/24/20 53
Royal Bank of Canada USD 22,756 CAD 30,943 08/24/20 346
Royal Bank of Canada USD 2,497 CHF 2,276 08/06/20 (7)
Royal Bank of Canada USD 4,115 CHF 3,880 09/16/20 132
Royal Bank of Canada USD 8,924 EUR 7,566 08/06/20 (12)
Royal Bank of Canada USD 16,792 EUR 14,727 09/16/20 572
Royal Bank of Canada USD 3,816 GBP 2,926 08/06/20 14
Royal Bank of Canada USD 7,199 GBP 5,626 09/16/20 167
Royal Bank of Canada USD 3,126 HKD 24,230 08/06/20 —
Royal Bank of Canada USD 337 JPY 35,454 08/03/20 (3)
Royal Bank of Canada USD 6,704 JPY 704,077 08/06/20 (53)
Royal Bank of Canada USD 29,761 JPY 3,197,060 08/06/20 443
Royal Bank of Canada AUD 5,430 USD 3,723 08/06/20 (156)
Royal Bank of Canada AUD 2,628 USD 1,874 09/08/20 (4)
Royal Bank of Canada CAD 6,781 USD 4,958 08/06/20 (104)
Royal Bank of Canada CAD 20,011 USD 14,609 08/24/20 (331)
Royal Bank of Canada CAD 3,318 USD 2,468 09/08/20 (9)
Royal Bank of Canada CAD 5,252 USD 3,921 09/16/20 —
Royal Bank of Canada CHF 4,642 USD 4,907 08/06/20 (169)
Royal Bank of Canada CHF 2,276 USD 2,499 09/08/20 7
Royal Bank of Canada EUR 15,103 USD 17,036 08/06/20 (755)
Royal Bank of Canada EUR 7,566 USD 8,930 09/08/20 11
Royal Bank of Canada EUR 6,150 USD 6,951 09/16/20 (300)
Royal Bank of Canada GBP 6,052 USD 7,446 08/06/20 (474)
Royal Bank of Canada GBP 2,926 USD 3,816 09/08/20 (14)
Royal Bank of Canada GBP 200 USD 252 09/16/20 (10)
Royal Bank of Canada GBP 2,571 USD 3,224 09/16/20 (142)
Royal Bank of Canada HKD 4,542 USD 586 08/04/20 —
Royal Bank of Canada HKD 45,800 USD 5,908 08/06/20 (2)
Royal Bank of Canada HKD 24,230 USD 3,126 09/08/20 —
Royal Bank of Canada JPY 1,465,279 USD 13,639 08/06/20 (204)
Royal Bank of Canada JPY 704,077 USD 6,706 09/08/20 52
State Street USD 32 AUD 45 09/08/20 —
State Street USD 9,022 CAD 12,083 09/16/20 —
State Street USD 377 CHF 344 09/08/20 —
State Street USD 244 EUR 207 08/24/20 —
State Street USD 1,781 EUR 1,511 09/08/20 —
State Street USD 1,163 GBP 888 09/08/20 —
State Street USD 518 HKD 4,015 09/16/20 —
State Street USD 1,934 INR 147,500 09/16/20 29
State Street USD 1,436 JPY 151,898 09/08/20 —
State Street USD 114 JPY 12,190 09/16/20 1
State Street USD 5,161 KRW 6,156,568 08/06/20 7
State Street USD 5,798 KRW 6,963,700 08/06/20 47
State Street USD 4,801 MXN 106,550 09/17/20 (40)
State Street USD 1,003 MYR 4,280 09/17/20 5
State Street USD 4,594 SEK 40,199 08/06/20 (15)
State Street USD 58 SEK 506 09/08/20 —
State Street USD 116 SEK 1,072 09/16/20 6
State Street USD 3,720 SGD 5,116 08/06/20 3
State Street USD 148 SGD 203 09/08/20 —
State Street USD 4,032 SGD 5,580 09/16/20 30
State Street USD 5,704 TWD 166,794 08/06/20 (11)
State Street USD 6,482 TWD 189,750 08/06/20 (5)
State Street BRL 2,774 USD 532 08/04/20 —
State Street CAD 234 USD 175 09/08/20 —
State Street DKK 59,147 USD 9,027 09/16/20 (337)
State Street EUR 100 USD 112 08/24/20 (5)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 443
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street EUR 6,020 USD 6,782 08/24/20 (313)
State Street EUR 250 USD 295 09/16/20 —
State Street EUR 6,150 USD 6,951 09/16/20 (300)
State Street GBP 1,529 USD 1,918 09/16/20 (85)
State Street HKD 389 USD 50 09/08/20 —
State Street KRW 1,000,880 USD 834 08/06/20 (6)
State Street KRW 12,119,388 USD 10,101 08/06/20 (72)
State Street KRW 218,032 USD 183 09/08/20 (1)
State Street KRW 6,156,568 USD 5,161 09/08/20 (7)
State Street RUB 1,424,899 USD 20,595 09/16/20 1,488
State Street SEK 81,754 USD 8,772 08/06/20 (540)
State Street SEK 40,199 USD 4,595 09/08/20 15
State Street SGD 10,191 USD 7,308 08/06/20 (109)
State Street SGD 5,116 USD 3,720 09/08/20 (3)
State Street TWD 34,703 USD 1,186 08/06/20 2
State Street TWD 13,417 USD 458 09/08/20 —
State Street TWD 166,794 USD 5,731 09/08/20 36
State Street TWD 726,686 USD 24,707 09/16/20 (105)
Toronto Dominion Bank USD 1,874 AUD 2,628 08/06/20 4
Toronto Dominion Bank USD 4,610 AUD 6,576 09/16/20 89
Toronto Dominion Bank USD 2,468 CAD 3,318 08/06/20 9
Toronto Dominion Bank USD 2,497 CHF 2,276 08/06/20 (7)
Toronto Dominion Bank USD 4,115 CHF 3,880 09/16/20 133
Toronto Dominion Bank USD 8,924 EUR 7,566 08/06/20 (12)
Toronto Dominion Bank USD 16,787 EUR 14,727 09/16/20 577
Toronto Dominion Bank USD 3,816 GBP 2,926 08/06/20 14
Toronto Dominion Bank USD 7,189 GBP 5,626 09/16/20 178
Toronto Dominion Bank USD 3,127 HKD 24,230 08/06/20 —
Toronto Dominion Bank USD 6,704 JPY 704,077 08/06/20 (53)
Toronto Dominion Bank AUD 2,628 USD 1,874 09/08/20 (4)
Toronto Dominion Bank CAD 3,318 USD 2,468 09/08/20 (9)
Toronto Dominion Bank CAD 5,252 USD 3,920 09/16/20 (1)
Toronto Dominion Bank CHF 2,276 USD 2,499 09/08/20 7
Toronto Dominion Bank EUR 7,566 USD 8,930 09/08/20 11
Toronto Dominion Bank GBP 2,926 USD 3,816 09/08/20 (14)
Toronto Dominion Bank HKD 24,230 USD 3,126 09/08/20 —
Toronto Dominion Bank JPY 704,077 USD 6,706 09/08/20 52
UBS USD 549 CHF 501 08/24/20 (2)
UBS CHF 257 USD 271 08/24/20 (10)
UBS CHF 21,450 USD 22,596 08/24/20 (872)
UBS TWD 321,841 USD 10,954 08/06/20 (32)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts (å)
(5,379)
Total Return Swap Contracts
Amounts in thousands
Underlying Reference Entity Counterparty
Notional
Amount Terms
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Long
Goldman Sachs ABGS1128
Commodity Index( i )(+) Goldman Sachs USD 84,580 3 Month LIBOR
(5)
08/07/20 — 629 629
Russell 1000 Index Total Return Goldman Sachs USD 37,460 3 Month LIBOR
(5)
10/16/20 — 1,592 1,592
Russell 1000 Index Total Return Goldman Sachs USD 34,537 3 Month LIBOR
(2)
10/16/20 — (1,822) (1,822)
Total Open Total Return Swap Contracts (å) — 399 399
( i )  The following table represents the individual commodity positions underlying the Goldman Sachs ABGS1128 Commodity Index swap contract:.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
444 Multi-Asset Growth Strategy Fund
Amounts in thousands
Referenced Commodity Futures Contracts % of Index Notional Amount*
Long Futures Contracts
Copper December 2020 12.5 $ 10,573
Cotton December 2020 12.5 10,573
Nickel January 2021 6.3 5,286
Nickel November 2020 6.3 5,286
Soybean Meal January 2021 6.3 5,286
Soybean Meal December 2020 6.3 5,286
Soybeans January 2021 6.3 5,287
Soybeans November 2020 6.3 5,286
Soybean Oil January 2021 6.3 5,286
Soybean Oil December 2020 6.3 5,286
Sugar March 2021 12.5 10,573
Zinc January 2021 6.3 5,286
Zinc November 2020 6.3 5,286
Total Long Futures Contracts
$ 84,580
Short Futures Contracts
Coffee December 2020 (12.5) $ (10,573)
Corn December 2020 (12.5) (10,573)
Gas Oil January 2021 (6.3) (5,286)
Gas Oil November 2020 (6.3) (5,286)
Heating Oil January 2021 (6.3) (5,286)
Heating Oil November 2020 (6.3) (5,286)
Kansas Wheat December 2020 (12.5) (10,573)
Lean Hogs December 2020 (12.5) (10,573)
Natural Gas (NYMEX) January 2021 (6.3) (5,286)
Natural Gas (NYMEX) November 2020 (6.3) (5,286)
Unleaded Gasoline January 2021 (6.3) (5,286)
Unleaded Gasoline November 2020 (6.3) (5,286)
Total Short Futures Contracts
$ (84,580)
Cash
100.0 $ 84,580
Total Notional Amount
$ 84,580
(*)  The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 31,105 Three Month LIBOR
(2)
0.220%
(3)
07/21/22
— (24) (24)
Barclays USD 522,977 Three Month LIBOR
(2)
0.200%
(3)
09/16/22
199 (503) (304)
Barclays USD 16,654 0.350%
(3)
Three Month LIBOR
(2)
07/06/25
— 82 82
Barclays USD 5,009 0.300%
(3)
Three Month LIBOR
(2)
07/14/25
— 12 12
Barclays USD 8,978 Three Month LIBOR
(2)
0.305%
(3)
07/28/25
— (24) (24)
Barclays USD 15,964 0.350%
(3)
Three Month LIBOR
(2)
09/16/25
(8) 80 72
Barclays USD 4,844 Three Month LIBOR
(2)
0.634%
(3)
07/01/30
— (50) (50)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 445
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Barclays USD 13,968 Three Month LIBOR
(2)
0.602%
(3)
07/02/30
— (100) (100)
Barclays USD 9,837 0.663%
(3)
Three Month LIBOR
(2)
07/03/30
— 129 129
Barclays USD 19,364 0.688%
(3)
Three Month LIBOR
(2)
07/06/30
— 301 301
Barclays USD 5,529 0.656%
(3)
Three Month LIBOR
(2)
07/08/30
— 69 69
Barclays USD 5,653 Three Month LIBOR
(2)
0.642%
(3)
07/09/30
— (63) (63)
Barclays USD 16,555 Three Month LIBOR
(2)
0.627%
(3)
07/10/30
— (158) (158)
Barclays USD 4,935 0.625%
(3)
Three Month LIBOR
(2)
07/13/30
— 46 46
Barclays USD 5,660 .588%
(3)
Three Month LIBOR
(2)
07/13/30
— 32 32
Barclays USD 2,312 0.645%
(3)
Three Month LIBOR
(2)
07/15/30
— 26 26
Barclays USD 4,179 0.641%
(3)
Three Month LIBOR
(2)
07/15/30
— 46 46
Barclays USD 10,675 Three Month LIBOR
(2)
0.594%
(3)
07/16/30
— (66) (66)
Barclays USD 4,485 Three Month LIBOR
(2)
0.599%
(3)
07/22/30
— (30) (30)
Barclays USD 5,706 Three Month LIBOR
(2)
0.536%
(3)
08/04/30
— — —
Barclays USD 12,588 0.700%
(3)
Three Month LIBOR
(2)
09/16/30
23 175 198
Barclays USD 868 Three Month LIBOR
(2)
1.328%
(3)
06/12/40
— (28) (28)
Barclays USD 296 Three Month LIBOR
(2)
1.268%
(3)
06/19/40
— (8) (8)
Barclays USD 591 Three Month LIBOR
(2)
1.250%
(3)
06/19/40
— (15) (15)
Barclays USD 828 Three Month LIBOR
(2)
1.322%
(3)
06/19/40
— (26) (26)
Barclays USD 11,229 1.022%
(3)
Three Month LIBOR
(2)
04/15/50
— 753 753
Barclays USD 8,516 Three Month LIBOR
(2)
0.853%
(3)
04/20/50
— (173) (173)
Barclays USD 10,951 0.886%
(3)
Three Month LIBOR
(2)
05/14/50
— 322 322
Barclays USD 5,294 0.929%
(3)
Three Month LIBOR
(2)
05/22/50
— 220 220
Barclays USD 1,630 Three Month LIBOR
(2)
1.325%
(3)
06/06/50
— (120) (120)
Barclays USD 11,880 1.140%
(3)
Three Month LIBOR
(2)
06/08/50
— 1,188 1,188
Barclays USD 13,558 Three Month LIBOR
(2)
1.120%
(3)
06/11/50
— (1,283) (1,283)
Barclays USD 19,075 Three Month LIBOR
(2)
0.931%
(3)
06/15/50
— (806) (806)
Barclays USD 15,605 0.942%
(3)
Three Month LIBOR
(2)
07/06/50
— 707 707
Barclays USD 1,533 0.863%
(3)
Three Month LIBOR
(2)
07/17/50
— 36 36
Barclays USD 7,767 Three Month LIBOR
(2)
0.823%
(3)
07/31/50
— (96) (96)
Barclays USD 3,774 0.784%
(3)
Three Month LIBOR
(2)
08/03/50
— 5 5
Barclays USD 2,522 0.773%
(3)
Three Month LIBOR
(2)
08/04/50
— — —
Barclays USD 5,792 0.645%
(3)
Three Month LIBOR
(2)
09/16/50
(104) 296 192
Barclays USD 2,187 Three Month LIBOR
(2)
1.250%
(3)
06/06/55
— (233) (233)
Barclays USD 420 Three Month LIBOR
(2)
1.026%
(3)
06/18/55
— (19) (19)
Barclays USD 525 Three Month LIBOR
(2)
1.025%
(3)
06/18/55
— (24) (24)
Barclays USD 868 Three Month LIBOR
(2)
1.155%
(3)
06/12/60
— (78) (78)
Barclays USD 502 Three Month LIBOR
(2)
1.155%
(3)
06/19/60
— (45) (45)
HSBC CNY 5,600 0.018%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
05/06/25
— (29) (29)
JPMorgan Chase BRL 1,700
Brazil Interbank
Deposit Rate
(5)
9.305%
(5)
01/04/21
— (31) (31)
JPMorgan Chase BRL 19,400
Brazil Interbank
Deposit Rate
(5)
8.775%
(5)
01/04/21
— (338) (338)
JPMorgan Chase HUF 383,299 Six Month BUBOR%
(3)
0.833%
(4)
11/22/22
— (5) (5)
JPMorgan Chase HUF 187,700 Six Month BUBOR
(3)
1.200%
(4)
05/10/23
— (9) (9)
JPMorgan Chase HUF 240,000 Six Month BUBOR
(3)
1.980%
(4)
06/26/23
— (32) (32)
JPMorgan Chase CNY 5,800 0.023%
(2)
CEFTS China 7 Day
Interbank Repo Fixing
Rate
(2)
03/05/25
— (8) (8)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
446 Multi-Asset Growth Strategy Fund
Interest Rate Swap Contracts
Amounts in thousands
Counterparty Notional Amount Fund Receives Fund Pays
Termination
Date
Premiums
Paid
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Total Open Interest Rate Swap Contracts (å)
110 101 211
Credit Default Swap Contracts
Amounts in thousands
Corporate Issues
Reference Entity Counterparty
Purchase/Sell
Protection
Implied
Credit
Spread
Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
Arcelor Mittal JPMorgan Chase
Sell
2.617% EUR 650 5.000%
(2)
06/20/26
112 (13) 99
Dell Goldman Sachs
Sell
1.438% USD 400 1.000%
(2)
12/20/23
(8) 2 (6)
Fiat JPMorgan Chase
Sell
1.937% EUR 400 5.000%
(2)
12/20/23
32 16 48
International Game Tech Goldman Sachs
Sell
2.243% EUR 400 5.000%
(2)
06/20/23
55 (18) 37
International Game Tech JPMorgan Chase
Sell
2.243% EUR 100 5.000%
(2)
06/20/23
13 (4) 9
Jaguar Land Rover Goldman Sachs
Sell
7.364% EUR 115 5.000%
(2)
12/20/21
3 (7) (4)
Macys, Inc. Barclays
Sell
10.305% USD 200 1.000%
(2)
06/20/25
(9) (53) (62)
Macys, Inc. Goldman Sachs
Sell
10.305% USD 200 1.000%
(2)
06/20/25
(8) (54) (62)
Marks & Spencer PLC JPMorgan Chase
Sell
2.674% EUR 167 1.000%
(2)
12/20/23
(10) (1) (11)
Telecom Italia SPA Credit Suisse
Sell
1.483% EUR 300 1.000%
(2)
12/20/23
(6) — (6)
Tesco PL Merrill Lynch
Sell
0.480% EUR 1,200 1.000%
(2)
12/20/23
23 2 25
Tesco PL Goldman Sachs
Sell
0.842% EUR 100 1.000%
(2)
12/20/25
1 — 1
Thyssenkrupp Ag Goldman Sachs
Sell
2.675% EUR 550 1.000%
(2)
06/20/23
(4) (26) (30)
UPC Holdings BV Goldman Sachs
Sell
0.466% EUR 250 5.000%
(2)
12/20/20
5 — 5
Virgin Media Finance PLC JPMorgan Chase
Sell
1.617% EUR 650 5.000%
(2)
12/20/23
86 1 87
Ziggo Bond Finance B.V. JPMorgan Chase
Sell
1.416% EUR 300 5.000%
(2)
12/20/23
43 — 43
Total Open Corporate Issues Contracts 328 (155) 173
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA Emerging
Markets Index Bank of America
Sell
USD 950 1.000%
(2)
06/20/25
(109) 69 (40)
CDX NA High Yield Index Bank of America
Sell
USD 109,980 5.000%
(2)
06/20/25
(5,515) 8,641 3,126
CDX NA High Yield Index Morgan Stanley
Sell
USD 100,100 1.000%
(2)
06/20/25
(1,746) 3,219 1,473
CMBX NA Index Citigroup
Purchase
USD 28 (2.000%)
(2)
05/11/63
— 3 3
CMBX NA Index Citigroup
Purchase
USD 50 (5.000%)
(2)
09/17/58
2 19 21
CMBX NA Index Citigroup
Purchase
USD 8 (5.000%)
(2)
09/17/58
— 3 3
CMBX NA Index Citigroup
Purchase
USD 7 (5.000%)
(2)
09/17/58
— 3 3
CMBX NA Index Citigroup
Purchase
USD 186 (5.000%)
(2)
09/17/58
12 65 77
CMBX NA Index Citigroup
Sell
USD 311 5.000%
(2)
05/11/63
(44) (110) (154)
CMBX NA Index Citigroup
Purchase
USD 1,059 (5.000%)
(2)
10/17/57
179 343 522
CMBX NA Index Citigroup
Sell
USD 23 5.000%
(2)
05/11/63
(4) (7) (11)
CMBX NA Index Citigroup
Sell
USD 509 5.000%
(2)
01/17/47
(85) (132) (217)
CMBX NA Index Citigroup
Sell
USD 12 5.000%
(2)
01/17/47
(1) (4) (5)
CMBX NA Index Citigroup
Sell
USD 7 3.000%
(2)
05/11/63
(1) (1) (2)
CMBX NA Index Citigroup
Sell
USD 76 3.000%
(2)
05/11/63
(5) (20) (25)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 447
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index Citigroup
Purchase
USD 88 (5.000%)
(2)
10/17/57
11 32 43
CMBX NA Index Citigroup
Sell
USD 150 2.000%
(2)
05/11/63
(18) — (18)
CMBX NA Index Citigroup
Purchase
USD 208 (5.000%)
(2)
11/18/54
15 57 72
CMBX NA Index Citigroup
Purchase
USD 42 (5.000%)
(2)
11/18/54
2 12 14
CMBX NA Index Citigroup
Purchase
USD 42 (5.000%)
(2)
11/18/54
2 12 14
CMBX NA Index Citigroup
Sell
USD 4,009 3.000%
(2)
05/11/63
(253) (1,052) (1,305)
CMBX NA Index Citigroup
Sell
USD 97 5.000%
(2)
11/18/54
(54) 21 (33)
CMBX NA Index Citigroup
Purchase
USD 55 (3.000%)
(2)
11/18/54
4 15 19
CMBX NA Index Credit Suisse
Sell
USD 11,128 3.000%
(2)
05/11/63
(1,023) (2,598) (3,621)
CMBX NA Index Credit Suisse
Purchase
USD 1,328 (5.000%)
(2)
09/17/58
130 422 552
CMBX NA Index Credit Suisse
Purchase
USD 1,938 (5.000%)
(2)
10/17/57
327 628 955
CMBX NA Index Credit Suisse
Purchase
USD 34 (3.000%)
(2)
01/17/47
2 5 7
CMBX NA Index Credit Suisse
Sell
USD 25 3.000%
(2)
05/11/63
(3) (5) (8)
CMBX NA Index Goldman Sachs
Sell
USD 82 5.000%
(2)
05/11/63
(12) (29) (41)
CMBX NA Index Goldman Sachs
Sell
USD 193 3.000%
(2)
05/11/63
(28) (35) (63)
CMBX NA Index Goldman Sachs
Sell
USD 50 3.000%
(2)
05/11/63
(5) (11) (16)
CMBX NA Index Goldman Sachs
Sell
USD 40 3.000%
(2)
05/11/63
(4) (9) (13)
CMBX NA Index Goldman Sachs
Sell
USD 20 3.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Goldman Sachs
Sell
USD 10,000 3.000%
(2)
05/11/63
(967) (2,287) (3,254)
CMBX NA Index Goldman Sachs
Purchase
USD 40 (5.000%)
(2)
09/17/58
2 15 17
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 20 28
CMBX NA Index Goldman Sachs
Purchase
USD 57 (5.000%)
(2)
09/17/58
6 18 24
CMBX NA Index Goldman Sachs
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 20 28
CMBX NA Index Goldman Sachs
Purchase
USD 27 (5.000%)
(2)
08/17/61
10 (1) 9
CMBX NA Index Goldman Sachs
Purchase
USD 34 (5.000%)
(2)
09/17/58
3 11 14
CMBX NA Index Goldman Sachs
Sell
USD 171 5.000%
(2)
05/11/63
(20) (65) (85)
CMBX NA Index Goldman Sachs
Sell
USD 85 5.000%
(2)
05/11/63
(10) (32) (42)
CMBX NA Index Goldman Sachs
Sell
USD 222 3.000%
(2)
05/11/63
(31) (41) (72)
CMBX NA Index Goldman Sachs
Sell
USD 14 5.000%
(2)
05/11/63
(2) (5) (7)
CMBX NA Index Goldman Sachs
Sell
USD 4,500 3.000%
(2)
05/11/63
(686) (778) (1,464)
CMBX NA Index Goldman Sachs
Sell
USD 1,305 5.000%
(2)
05/11/63
(570) (77) (647)
CMBX NA Index Goldman Sachs
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Goldman Sachs
Sell
USD 6 3.000%
(2)
05/11/63
— (2) (2)
CMBX NA Index Goldman Sachs
Sell
USD 145 3.000%
(2)
05/11/63
(9) (38) (47)
CMBX NA Index Goldman Sachs
Sell
USD 152 3.000%
(2)
05/11/63
(20) (29) (49)
CMBX NA Index Goldman Sachs
Sell
USD 1,190 3.000%
(2)
05/11/63
(186) (201) (387)
CMBX NA Index Goldman Sachs
Sell
USD 9 3.000%
(2)
05/11/63
(1) (2) (3)
CMBX NA Index Goldman Sachs
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Goldman Sachs
Purchase
USD 998 (5.000%)
(2)
10/17/57
112 380 492
CMBX NA Index Goldman Sachs
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Goldman Sachs
Sell
USD 51 3.000%
(2)
05/11/63
(5) (12) (17)
CMBX NA Index Goldman Sachs
Sell
USD 51 3.000%
(2)
05/11/63
(4) (13) (17)
CMBX NA Index Goldman Sachs
Sell
USD 140 3.000%
(2)
05/11/63
(19) (27) (46)
CMBX NA Index Goldman Sachs
Sell
USD 182 5.000%
(2)
05/11/63
(28) (62) (90)
CMBX NA Index Goldman Sachs
Sell
USD 11 3.000%
(2)
05/11/63
(1) (3) (4)
CMBX NA Index Goldman Sachs
Sell
USD 4,544 3.000%
(2)
05/11/63
(427) (1,052) (1,479)
CMBX NA Index JPMorgan Chase
Purchase
USD 674 (3.000%)
(2)
11/18/54
365 (133) 232
CMBX NA Index JPMorgan Chase
Sell
USD 565 5.000%
(2)
05/11/63
(289) 9 (280)
CMBX NA Index JPMorgan Chase
Sell
USD 7,758 3.000%
(2)
05/11/63
(2,465) (60) (2,525)
CMBX NA Index JPMorgan Chase
Sell
USD 6 5.000%
(2)
01/17/47
(3) — (3)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
448 Multi-Asset Growth Strategy Fund
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CMBX NA Index JPMorgan Chase
Purchase
USD 218 (3.000%)
(2)
01/17/47
51 (3) 48
CMBX NA Index JPMorgan Chase
Purchase
USD 1,168 (5.000%)
(2)
09/17/58
573 (88) 485
CMBX NA Index Merrill Lynch
Sell
USD 496 5.000%
(2)
05/11/63
(55) (191) (246)
CMBX NA Index Merrill Lynch
Purchase
USD 201 (5.000%)
(2)
09/17/58
8 76 84
CMBX NA Index Merrill Lynch
Purchase
USD 93 (5.000%)
(2)
11/18/54
46 (14) 32
CMBX NA Index Merrill Lynch
Sell
USD 136 3.000%
(2)
05/11/63
(12) (32) (44)
CMBX NA Index Merrill Lynch
Sell
USD 497 3.000%
(2)
05/11/63
(44) (118) (162)
CMBX NA Index Merrill Lynch
Sell
USD 48 3.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Merrill Lynch
Sell
USD 191 3.000%
(2)
05/11/63
(12) (50) (62)
CMBX NA Index Merrill Lynch
Sell
USD 122 3.000%
(2)
05/11/63
(9) (31) (40)
CMBX NA Index Merrill Lynch
Sell
USD 4 3.000%
(2)
05/11/63
— (1) (1)
CMBX NA Index Merrill Lynch
Sell
USD 20 3.000%
(2)
05/11/63
(1) (6) (7)
CMBX NA Index Morgan Stanley
Sell
USD 33 5.000%
(2)
05/11/63
(4) (12) (16)
CMBX NA Index Morgan Stanley
Purchase
USD 4 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 5 (5.000%)
(2)
09/17/58
— 2 2
CMBX NA Index Morgan Stanley
Purchase
USD 69 (5.000%)
(2)
09/17/58
5 24 29
CMBX NA Index Morgan Stanley
Sell
USD 28 2.000%
(2)
05/11/63
— (3) (3)
CMBX NA Index Morgan Stanley
Purchase
USD 135 (5.000%)
(2)
09/17/58
16 40 56
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
7 45 52
CMBX NA Index Morgan Stanley
Purchase
USD 124 (5.000%)
(2)
09/17/58
7 45 52
CMBX NA Index Morgan Stanley
Purchase
USD 117 (5.000%)
(2)
09/17/58
7 42 49
CMBX NA Index Morgan Stanley
Purchase
USD 85 (5.000%)
(2)
09/17/58
7 28 35
CMBX NA Index Morgan Stanley
Purchase
USD 84 (5.000%)
(2)
09/17/58
7 28 35
CMBX NA Index Morgan Stanley
Purchase
USD 68 (5.000%)
(2)
09/17/58
8 20 28
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
09/17/58
1 5 6
CMBX NA Index Morgan Stanley
Sell
USD 3,696 3.000%
(2)
05/11/63
(243) (960) (1,203)
CMBX NA Index Morgan Stanley
Sell
USD 46 3.000%
(2)
05/11/63
(3) (12) (15)
CMBX NA Index Morgan Stanley
Purchase
USD 15 (5.000%)
(2)
11/18/54
1 4 5
CMBX NA Index Morgan Stanley
Sell
USD 37 3.000%
(2)
05/11/63
(3) (9) (12)
CMBX NA Index Morgan Stanley
Sell
USD 7 3.000%
(2)
05/11/63
(1) (1) (2)
CMBX NA Index Morgan Stanley
Purchase
USD 99 (3.000%)
(2)
01/17/47
6 16 22
CMBX NA Index Morgan Stanley
Purchase
USD 74 (5.000%)
(2)
09/17/58
4 27 31
CMBX NA Index Morgan Stanley
Purchase
USD 73 (5.000%)
(2)
09/17/58
4 26 30
CMBX NA Index Morgan Stanley
Purchase
USD 30 (5.000%)
(2)
08/17/61
2 8 10
CMBX NA Index Morgan Stanley
Purchase
USD 87 (5.000%)
(2)
08/17/61
6 22 28
CMBX NA Index Morgan Stanley
Purchase
USD 59 (5.000%)
(2)
08/17/61
35 (16) 19
CMBX NA Index Morgan Stanley
Purchase
USD 59 (5.000%)
(2)
08/17/61
4 15 19
CMBX NA Index Morgan Stanley
Purchase
USD 103 (5.000%)
(2)
11/18/54
10 25 35
CMBX NA Index Morgan Stanley
Purchase
USD 62 (5.000%)
(2)
11/18/54
6 15 21
CMBX NA Index Morgan Stanley
Sell
USD 17 3.000%
(2)
05/11/63
(1) (5) (6)
CMBX NA Index Morgan Stanley
Sell
USD 351 3.000%
(2)
01/17/47
(25) (52) (77)
Total Open Credit Indices Contracts (13,055) 3,989 (9,066)
Total Open Credit Default Swap Contracts (å) (12,727) 3,834
(8,893)

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multi-Asset Growth Strategy Fund 449
Consolidated Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical Expedient
(a) Total
Long-Term Investments
Asset-Backed Securities $ — $ 2,219 $ —
$ —
$ 2,219
Corporate Bonds and Notes — 119,619 —
—
119,619
International Debt — 26,685 —
—
26,685
Loan Agreements — 29,759 88
—
29,847
Mortgage-Backed Securities — 276,708 —
—
276,708
Non-US Bonds — 61, 138 —
—
61, 138
Common Stocks
Consumer Discretionary 42,776 58,745 —
—
101,521
Consumer Staples 28,500 15,529 —
—
44,029
Energy 26,385 5,256 —
—
31,641
Financial Services 115,917 62,153 —
—
178,070
Health Care 33,945 14,518 —
—
48,463
Materials and Processing 88,759 36,974 —
—
125,733
Producer Durables 47,398 66,516 —
—
113,914
Technology 82,206 31,138 —
—
113,344
Utilities 49,554 31,494 —
—
81,048
Preferred Stocks 1,561 3,347 —
—
4,908
Options Purchased 13,120 83,76 5 —
—
96,88 5
Short-Term Investments — 58, 710 45
178,7 90
237, 545
Other Securities — — —
35,965
35,965
Total Investments 530,121 984,27 3 133 214,75 5 1,729,2 82
Other Assets and Liabilities, Net
Other Financial Instruments
Assets
Futures Contracts 31,439 — —
—
31,439
Foreign Currency Exchange Contracts 15 14,19 7 —
—
14,21 2
Total Return Swap Contracts — 2,221 —
—
2,221
Interest Rate Swap Contracts — 4,436 —
—
4,436
Credit Default Swap Contracts — 9,317 —
—
9,317
A
Liabilities
Futures Contracts (25,979) — —
—
(25,979)
Options Written (126) (13,826) —
—
(13,952)
Foreign Currency Exchange Contracts (35) (19,55 6 ) —
—
(19,59 1 )
Total Return Swap Contracts — (1,822) —
—
(1,822)
Interest Rate Swap Contracts — (4,225) —
—
(4,225)
Credit Default Swap Contracts — (18,210) —
—
(18,210)
Total Other Financial Instruments
*
$ 5,314 $ (27,46 8 ) $ — $ — $ (22,154)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Consolidated Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.

Russell Investment Company
Multi-Asset Growth Strategy Fund
Consolidated Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
450 Multi-Asset Growth Strategy Fund
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
12,161
Austria ....................................................................................
2,941
Belgium ..................................................................................
1,625
Bermuda .................................................................................
1,819
Brazil ......................................................................................
4,319
Canada ....................................................................................
57,879
Cayman Islands .......................................................................
4,049
Chile .......................................................................................
2,617
China ......................................................................................
17,580
Colombia .................................................................................
3,965
Czech Republic .......................................................................
3,744
Denmark .................................................................................
13,747
Finland ...................................................................................
822
France .....................................................................................
33,532
Germany .................................................................................
27,397
Greece ....................................................................................
293
Guernsey .................................................................................
1,160
Hong Kong ..............................................................................
5,238
India .......................................................................................
212
Indonesia ................................................................................
6,268
Ireland ....................................................................................
8,493
Italy ........................................................................................
7,953
Japan ......................................................................................
112,945
Jersey ......................................................................................
714
Kazakhstan .............................................................................
1,577
Luxembourg ............................................................................
3,527
Marshall Islands .....................................................................
1,098
Mauritius ................................................................................
197
Mexico ....................................................................................
10,429
Netherlands ............................................................................
13,333
New Zealand ...........................................................................
1,093
Norway ....................................................................................
901
Peru ........................................................................................
3,396
Portugal ..................................................................................
256
Romania ..................................................................................
1,699
Russia .....................................................................................
16,468
Singapore ................................................................................
3,760
South Africa ............................................................................
5,366
South Korea ............................................................................
8,681
Spain .......................................................................................
6,237
Sweden ....................................................................................
11,272
Switzerland .............................................................................
10,766
Taiwan .....................................................................................
1,127
Thailand ..................................................................................
7,891
Turkey .....................................................................................
2,088
Ukraine ...................................................................................
2,556
United Kingdom ......................................................................
94,941
United States ...........................................................................
1,188,113
Virgin Islands, British .............................................................
1,037
Total Investments .................................................................... 1,729,282

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 451
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 91.3%
Consumer Discretionary - 14.4%
Amazon.com, Inc.(ì)(Æ) 1,036 3,279
Best Buy Co., Inc. 1,588 158
CarMax, Inc.(Æ) 1,652 160
Comcast Corp. Class A(ì) 16,529 707
Costco Wholesale Corp. 1,540 501
Discovery Communications, Inc. Class C(Æ) 2,375 45
Discovery, Inc. Class A(Æ) 2,977 63
Dollar General Corp. 1,357 258
DR Horton, Inc. 2,295 152
eBay, Inc. 6,059 335
Expedia Group, Inc. 525 43
Fox Corp. Class A 3,629 93
Gentex Corp. 2,610 70
Graham Holdings Co. Class B 55 22
H&R Block, Inc. 1,165 17
Home Depot, Inc. (The)(ì) 3,069 815
Lear Corp. 676 75
Lennar Corp. Class A 1,544 112
Lennar Corp. Class B 341 18
Liberty Media Corp. Class A(Æ) 337 12
Liberty SiriusXM Group Class C(Æ) 305 11
LKQ Corp.(Æ) 3,787 107
Madison Square Garden Entertainment Corp.
(Æ) 107 8
Madison Square Garden Sports Corp. Class
A(Æ) 107 16
Mohawk Industries, Inc.(Æ) 495 39
Netflix, Inc.(Æ) 1,080 528
Nike, Inc. Class B 4,735 462
Norwegian Cruise Line Holdings, Ltd.(Æ) 755 10
PulteGroup, Inc. 2,491 109
Royal Caribbean Cruises, Ltd. 1,581 77
Skechers USA, Inc. Class A(Æ) 497 15
Starbucks Corp. 4,128 316
Target Corp. 1,376 173
TJX Cos., Inc. 5,935 309
Toll Brothers, Inc. 282 11
ViacomCBS , Inc. Class A 251 7
ViacomCBS , Inc. Class B 3,138 82
Walmart, Inc.(ì) 4,919 636
Walt Disney Co. (The)(ì) 6,652 778
Whirlpool Corp. 556 91
Wyndham Destinations, Inc. 1,432 38
Wyndham Hotels & Resorts, Inc. 418 18
10,776
Consumer Staples - 4.9%
Altria Group, Inc.(ì) 5,305 218
Archer-Daniels-Midland Co. 4,283 183
ConAgra Foods, Inc. 2,439 91
Constellation Brands, Inc. Class A 537 96
CVS Health Corp. 4,997 315
Hormel Foods Corp. 3,230 164
Kraft Heinz Foods Co. 6,504 224
Kroger Co. (The) 2,609 91
Molson Coors Beverage Co. Class B 958 36
Mondelez International, Inc. Class A 6,126 340
PepsiCo, Inc.(ì) 3,797 523
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Philip Morris International, Inc. 3,830 294
Procter & Gamble Co. (The)(ì) 6,757 886
Tyson Foods, Inc. Class A 1,742 107
Walgreens Boots Alliance, Inc. 2,847 116
3,684
Energy - 2.0%
Chevron Corp.(ì) 5,387 452
Cimarex Energy Co. 387 9
Exxon Mobil Corp.(ì) 10,944 461
First Solar, Inc.(Æ) 501 30
HollyFrontier Corp. 1,297 36
Marathon Petroleum Corp. 4,603 176
Phillips 66 2,522 156
Valero Energy Corp. 2,368 133
1,453
Financial Services - 16.1%
Aflac, Inc. 4,642 165
AGNC Investment Corp.(Æ) 6,661 91
Allstate Corp. (The) 2,330 220
American Express Co.(ì) 3,193 298
American International Group, Inc. 3,669 118
American Tower Corp.(ö) 1,181 309
Apartment Investment & Management Co.
Class A(ö) 2,106 82
Apple Hospitality REIT, Inc.(ö) 1,130 10
Assurant, Inc. 849 91
Bank of America Corp.(ì) 27,815 692
Berkshire Hathaway, Inc. Class B(ì)(Æ) 5,120 1,002
Capital One Financial Corp. 1,617 103
CBRE Group, Inc. Class A(Æ) 1,779 78
Cincinnati Financial Corp. 1,983 154
Citigroup, Inc.(ì) 7,074 354
Comerica, Inc. 912 35
Crown Castle International Corp.(ö) 1,563 260
Discover Financial Services 1,392 69
Duke Realty Corp.(ö) 3,047 122
E*Trade Financial Corp. 2,750 140
Equifax, Inc. 552 90
Equity Commonwealth(ö) 1,209 38
Fidelity National Financial, Inc. 3,311 107
Fidelity National Information Services, Inc. 1,626 238
Global Payments, Inc. 1,371 244
Globe Life Inc.(Æ) 1,396 111
Goldman Sachs Group, Inc. (The) 1,430 283
Hartford Financial Services Group, Inc. 1,987 84
Host Hotels & Resorts, Inc.(ö) 7,502 81
Huntington Bancshares, Inc. 9,919 92
Intercontinental Exchange, Inc. 1,670 162
JPMorgan Chase & Co.(ì) 9,837 951
Kilroy Realty Corp.(ö) 1,303 76
Lamar Advertising Co. Class A(ö) 451 30
Legg Mason, Inc. 447 22
Lincoln National Corp. 2,048 76
MasterCard, Inc. Class A(ì) 3,561 1,099
Merck & Co., Inc.(ì) 7,732 620
MetLife, Inc. 4,581 173
MFA Financial, Inc.(ö) 31,107 82
Old Republic International Corp. 1,160 19

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
452 Strategic Call Overwriting Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
PayPal Holdings, Inc.(Æ) 3,128 613
Raymond James Financial, Inc. 1,373 95
RenaissanceRe Holdings, Ltd. 791 143
SEI Investments Co. 1,900 99
Starwood Property Trust, Inc.(ö) 9,746 146
TD Ameritrade Holding Corp. 3,013 108
Travelers Cos., Inc. (The) 976 112
Unum Group 4,080 70
US Bancorp 5,599 206
VICI Properties, Inc.(ö) 533 12
Visa, Inc. Class A(ì) 4,715 898
Weingarten Realty Investors(ö) 605 10
Wells Fargo & Co.(ì) 9,453 229
WR Berkley Corp. 1,986 123
Zions Bancorp NA 2,955 96
12,031
Health Care - 12.5%
Abbott Laboratories(ì) 4,565 459
AbbVie, Inc.(ì) 4,249 403
Alexion Pharmaceuticals, Inc.(Æ) 1,163 119
Amgen, Inc.(ì) 1,766 432
Anthem, Inc.(Æ) 1,105 303
Baxter International, Inc. 2,517 217
Biogen, Inc.(Æ) 1,238 340
Bristol-Myers Squibb Co. 5,683 333
Bruker Corp. 746 33
Centene Corp.(Æ) 3,613 236
Cigna Corp. 1,535 265
Dentsply Sirona, Inc. 1,807 81
DexCom , Inc.(Æ) 361 157
Eli Lilly & Co. 3,222 484
Gilead Sciences, Inc.(ì) 4,494 312
HCA Healthcare, Inc. 2,113 268
Henry Schein, Inc.(Æ) 1,744 120
Hill-Rom Holdings, Inc. 428 42
Humana, Inc. 422 166
IDEXX Laboratories, Inc.(Æ) 798 317
Johnson & Johnson(ì) 6,968 1,016
McKesson Corp. 617 93
Medtronic PLC(ì) 3,473 335
PerkinElmer, Inc. 1,505 179
Pfizer, Inc.(ì) 15,511 597
Premier, Inc. Class A 436 15
Regeneron Pharmaceuticals, Inc.(Æ) 352 223
ResMed , Inc. 656 133
Thermo Fisher Scientific, Inc. 974 403
United Therapeutics Corp.(Æ) 369 41
UnitedHealth Group, Inc.(ì) 3,431 1,039
Universal Health Services, Inc. Class B 390 43
Varian Medical Systems, Inc.(Æ) 932 133
9,337
Materials and Processing - 1.5%
Amcor PLC 7,578 78
Ball Corp. 2,094 154
Carrier Global Corp. 3,381 92
Dow, Inc. 4,265 175
DowDuPont , Inc. 2,765 148
Huntsman Corp. 364 7
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Masco Corp. 2,547 146
Packaging Corp. of America 907 87
Reliance Steel & Aluminum Co. 589 58
Royal Gold, Inc. 582 81
Sealed Air Corp. 1,407 50
Vulcan Materials Co. 620 73
1,149
Producer Durables - 6.3%
Accenture PLC Class A 1,977 444
AECOM(Æ) 382 14
AGCO Corp. 898 59
Air Lease Corp. Class A 435 11
Allison Transmission Holdings, Inc. Class A 500 19
Ametek , Inc. 1,007 94
Avery Dennison Corp. 862 98
Boeing Co. (The)(ì) 1,535 243
Booz Allen Hamilton Holding Corp. Class A 1,103 90
Cintas Corp. 517 156
Cummins, Inc. 802 155
Delta Air Lines, Inc. 2,792 70
Eaton Corp. PLC 4,187 390
Flir Systems, Inc. 1,612 67
General Dynamics Corp. 823 121
Honeywell International, Inc. 2,205 329
Jacobs Engineering Group, Inc. 1,461 125
Johnson Controls International PLC(Æ) 2,935 113
Kirby Corp.(Æ) 81 4
L3Harris Technologies, Inc. 1,730 291
ManpowerGroup , Inc. 556 38
Mettler -Toledo International, Inc.(Æ) 245 229
Northrop Grumman Corp. 431 140
Oshkosh Corp. 638 50
Otis Worldwide Corp. 1,571 99
Quanta Services, Inc. 2,579 103
Robert Half International, Inc. 1,541 78
Snap-on, Inc. 652 95
Southwest Airlines Co. 2,659 82
Square, Inc. Class A(Æ) 1,314 171
Textron, Inc. 2,068 72
Union Pacific Corp.(ì) 2,366 410
United Airlines Holdings, Inc.(Æ) 1,735 54
United Rentals, Inc.(Æ) 379 59
Waters Corp.(Æ) 737 157
4,730
Technology - 28.3%
Adobe, Inc.(Æ) 1,292 574
ADT, Inc. 2,657 23
Akamai Technologies, Inc.(Æ) 954 107
Alphabet, Inc. Class A(ì)(Æ) 940 1,399
Alphabet, Inc. Class C(ì)(Æ) 741 1,099
Amdocs, Ltd. 999 62
Ansys , Inc.(Æ) 346 107
Apple, Inc.(ì) 11,488 4,883
Atlassian Corp. PLC Class A(Æ) 480 85
Avnet, Inc. 730 19
Black Knight, Inc.(Æ) 1,201 90
Broadcom, Inc. 1,048 332
Cadence Design Systems, Inc.(Æ) 2,882 315

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 453
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Cisco Systems, Inc.(ì) 15,479 729
Cognizant Technology Solutions Corp. Class
A 4,050 277
Corning, Inc. 6,088 189
Corteva , Inc. Class W 2,655 76
DXC Technology Co. 1,670 30
Electronic Arts, Inc.(Æ) 1,991 282
Facebook, Inc. Class A(ì)(Æ) 5,946 1,508
Hewlett Packard Enterprise Co. Class H 8,898 88
HP, Inc.(Æ) 6,643 117
Intel Corp.(ì) 11,821 564
Lam Research Corp. 1,065 402
Leidos Holdings, Inc. 820 78
Marvell Technology Group, Ltd. 1,252 46
Microchip Technology, Inc. 1,526 155
Micron Technology, Inc.(Æ) 5,808 291
Microsoft Corp.(ì) 19,812 4,061
NVIDIA Corp. 1,506 639
Oracle Corp.(ì) 8,307 460
Raytheon Technologies Corp.(ì)(Æ) 5,024 285
Seagate Technology PLC 1,519 69
ServiceNow , Inc.(Æ) 465 204
Skyworks Solutions, Inc. 770 112
TE Connectivity, Ltd. 2,455 219
Teradyne, Inc. 1,830 163
Texas Instruments, Inc. 2,856 364
Twilio , Inc. Class A(Æ) 1,070 297
VeriSign, Inc.(Æ) 851 180
VMware, Inc. Class A(Æ) 362 51
Workday, Inc. Class A(Æ) 452 82
21,113
Utilities - 5.3%
Ameren Corp. 2,595 208
American Electric Power Co., Inc. 2,822 245
AT&T, Inc.(ì) 19,215 568
CMS Energy Corp. 3,712 238
Consolidated Edison, Inc. 2,938 226
Duke Energy Corp. 3,746 317
Evergy , Inc. 1,396 91
Exelon Corp. 7,139 276
Hawaiian Electric Industries, Inc. 2,533 92
NiSource, Inc. 3,783 92
NRG Energy, Inc. 2,898 98
Pinnacle West Capital Corp. 1,464 122
PPL Corp. 5,164 137
Public Service Enterprise Group, Inc. 5,037 282
Sempra Energy 2,228 277
Verizon Communications, Inc.(ì) 12,347 710
3,979
Total Common Stocks
(cost $30,900) 68,252
Short-Term Investments - 4.8%
U.S. Cash Management Fund(@) 3,628,205
(∞)
3,628
Total Short-Term Investments
(cost $3,628) 3,628
Total Investments - 96.1%
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
(identified cost $34,528) 71,880
Other Assets and Liabilities, Net
- 3.9%
2,888
Net Assets - 100.0%
74,768

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
454 Strategic Call Overwriting Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 39 USD 6,364 09/20
73
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
73
Options Written
Amounts in thousands (except contract amounts)
Description Counterparty Call/Put
Number of
Contracts
Strike
Price
Notional
Amount
Expiration
Date
Fair Value
$
S&P 500 Index
Goldman Sachs
Call 27 3,100.00 USD 8,370 08/07/20
(469)
S&P 500 Index
Goldman Sachs
Call 49 3,245.00 USD 15,901 08/07/20
(235)
S&P 500 Index
Goldman Sachs
Call 26 3,185.00 USD 8,281 08/14/20
(278)
S&P 500 Index
Goldman Sachs
Call 17 3,245.00 USD 5 , 5 17 08/14/20
(106)
S&P 500 Index
Goldman Sachs
Call 75 3,280.00 USD 24,600 08/21/20
(385)
S& P 500 Index
Goldman Sachs
Call 27 3,245.00 USD 8,762 08/28/20
(229)
Total Liability for Options Written (premiums received $1,322)
(1,702)
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Common Stocks
Consumer Discretionary $ 10,776 $ — $ —
$ —
$ 10,776
Consumer Staples 3,684 — —
—
3,684
Energy 1,453 — —
—
1,453
Financial Services 12,031 — —
—
12,031
Health Care 9,337 — —
—
9,337
Materials and Processing 1,149 — —
—
1,149
Producer Durables 4,730 — —
—
4,730
Technology 21,113 — —
—
21,113
Utilities 3,979 — —
—
3,979
Short-Term Investments — — —
3,628
3,628
Total Investments 68,252 — — 3,628 71,880
Other Financial Instruments
Assets
Futures Contracts 73 — — — 73
Liabilities
Options Written (1,702) — — — (1,702)
Total Other Financial Instruments
*
$ (1,629) $ — $ — $ — $ (1,629)

Russell Investment Company
Strategic Call Overwriting Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Strategic Call Overwriting Fund 455
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
456 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Common Stocks - 95.6%
Consumer Discretionary - 15.2%
Advance Auto Parts, Inc. 4,176 627
Amazon.com, Inc.(Æ) 6,760 21,393
Amerco, Inc. 837 266
AutoZone, Inc.(Æ) 508 613
Best Buy Co., Inc. 14,648 1,459
BorgWarner, Inc. 14,063 515
Bright Horizons Family Solutions, Inc.(Æ) 2,439 262
Brunswick Corp. 4,484 300
Burlington Stores, Inc.(Æ) 705 133
Cable One, Inc. 160 292
Capri Holdings, Ltd.(Æ) 10,267 154
Carnival Corp.(Ñ) 18,190 252
Carter's, Inc. 4,104 323
Charter Communications, Inc. Class A(Æ) 1,465 850
Chipotle Mexican Grill, Inc. Class A(Æ) 172 199
Choice Hotels International, Inc. 2,665 224
Comcast Corp. Class A 137,400 5,881
Costco Wholesale Corp. 6,081 1,980
Dick's Sporting Goods, Inc. 5,298 242
Discovery, Inc. Class A(Æ)(Ñ) 13,443 284
DISH Network Corp. Class A(Æ) 9,124 293
Dollar General Corp. 6,731 1,282
Dollar Tree, Inc.(Æ) 1,156 108
Domino's Pizza, Inc. 286 111
DR Horton, Inc. 27,259 1,803
eBay, Inc. 10,678 590
Expedia Group, Inc. 2,487 201
Extended Stay America, Inc. 3,963 45
Foot Locker, Inc. 10,045 295
Ford Motor Co. 146,961 971
Fox Corp. Class A 17,784 458
Gap, Inc. (The) 16,628 222
Garmin, Ltd. 7,082 698
General Motors Co. 32,332 805
Gentex Corp. 19,421 524
Genuine Parts Co. 7,085 639
Graham Holdings Co. Class B 362 144
Grand Canyon Education, Inc.(Æ) 3,343 297
H&R Block, Inc. 16,859 244
Hilton Worldwide Holdings, Inc. 5,187 389
Home Depot, Inc. (The) 15,855 4,209
Interpublic Group of Cos., Inc. (The) 26,240 474
Kohl's Corp. 13,863 264
Lear Corp. 4,655 514
Leggett & Platt, Inc. 12,372 496
Lennar Corp. Class A 18,969 1,372
Liberty Media Corp. Class C(Æ) 13,298 465
LKQ Corp.(Æ) 24,658 695
Lululemon Athletica, Inc.(Æ) 3,525 1,148
Macy's, Inc.(Ñ) 19,043 115
McDonald's Corp. 5,419 1,053
Mohawk Industries, Inc.(Æ) 5,004 400
Netflix, Inc.(Æ) 3,813 1,864
New York Times Co. (The) Class A 2,861 132
Newell Rubbermaid, Inc. 10,276 169
Nielsen Holdings PLC 7,182 104
Nike, Inc. Class B 16,262 1,587
Norton LifeLock Inc.(Æ) 39,920 856
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Norwegian Cruise Line Holdings, Ltd.(Æ)(Ñ) 10,702 146
NVR, Inc.(Æ) 174 684
Omnicom Group, Inc. 12,930 695
O'Reilly Automotive, Inc.(Æ) 858 410
Penske Automotive Group, Inc. 2,910 130
Pool Corp. 708 224
PulteGroup, Inc. 19,616 855
PVH Corp. 3,293 160
Ralph Lauren Corp. Class A 2,561 183
Ross Stores, Inc. 8,445 757
Royal Caribbean Cruises, Ltd.(Ñ) 7,640 372
Sensata Technologies Holding PLC(Æ) 2,707 103
Service Corp. International 6,815 295
Skechers USA, Inc. Class A(Æ) 12,412 363
Spotify Technology SA(Æ) 1,780 459
Starbucks Corp. 11,847 907
Tapestry, Inc. 13,167 176
Target Corp. 8,106 1,020
Tesla, Inc.(Æ) 728 1,042
Tiffany & Co. 4,466 560
TJX Cos., Inc. 23,049 1,198
Toll Brothers, Inc. 8,692 332
Tractor Supply Co. 4,643 663
Ulta Salon Cosmetics & Fragrance, Inc.(Æ) 1,764 340
VF Corp. 7,850 474
ViacomCBS, Inc. Class B 24,227 632
Walmart, Inc. 15,431 1,997
Walt Disney Co. (The) 22,411 2,621
Whirlpool Corp. 873 142
Williams-Sonoma, Inc. 6,648 579
Yum China Holdings, Inc. 12,081 619
Yum! Brands, Inc. 1,307 119
81,542
Consumer Staples - 5.1%
Altria Group, Inc. 10,621 437
Archer-Daniels-Midland Co. 30,808 1,320
Campbell Soup Co. 3,312 164
Casey's General Stores, Inc. 1,660 264
Church & Dwight Co., Inc. 3,440 331
Clorox Co. (The) 3,257 770
Coca-Cola Co. (The) 47,004 2,221
Colgate-Palmolive Co. 2,367 183
ConAgra Foods, Inc. 4,012 150
Constellation Brands, Inc. Class A 560 100
CVS Health Corp. 52,100 3,280
Estee Lauder Cos., Inc. (The) Class A 3,865 763
Flowers Foods, Inc. 5,700 130
General Mills, Inc. 5,957 377
Herbalife Nutrition, Ltd.(Æ)(Ñ) 2,736 140
Hershey Co. (The) 3,146 457
Hormel Foods Corp. 7,169 365
Ingredion, Inc. 4,638 401
JM Smucker Co. (The) 2,833 310
Kellogg Co. 2,262 156
Keurig Dr Pepper, Inc.(Ñ) 10,178 311
Kimberly-Clark Corp. 2,530 385
Kraft Heinz Foods Co. 26,742 919
Kroger Co. (The) 21,606 752
Molson Coors Beverage Co. Class B 11,534 433

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 457
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Mondelez International, Inc. Class A 17,412 966
Monster Beverage Corp.(Æ) 11,677 916
PepsiCo, Inc. 12,129 1,670
Philip Morris International, Inc. 16,832 1,293
Pilgrim's Pride Corp.(Æ) 5,338 82
Procter & Gamble Co. (The) 36,258 4,755
Tyson Foods, Inc. Class A 11,186 687
US Foods Holding Corp.(Æ) 16,615 337
Walgreens Boots Alliance, Inc. 30,938 1,259
27,084
Energy - 2.2%
Chevron Corp. 18,203 1,528
ConocoPhillips 26,878 1,005
EOG Resources, Inc. 11,457 537
Exxon Mobil Corp. 97,039 4,083
HollyFrontier Corp. 3,226 89
Kinder Morgan, Inc. 21,979 310
Marathon Petroleum Corp. 24,781 947
ONEOK, Inc. 6,985 195
Phillips 66 15,384 954
Pioneer Natural Resources Co. 3,502 339
Valero Energy Corp. 16,169 909
Xcel Energy, Inc. 9,228 637
11,533
Financial Services - 15.8%
Aflac, Inc. 28,510 1,014
Alexandria Real Estate Equities, Inc.(ö) 891 158
Alleghany Corp. 326 170
Alliance Data Systems Corp. 3,104 138
Allstate Corp. (The) 16,079 1,518
American Express Co. 5,648 527
American Homes 4 Rent Class A(ö) 13,846 402
American Tower Corp.(ö) 3,954 1,034
Ameriprise Financial, Inc. 4,030 619
Apple Hospitality REIT, Inc.(ö) 18,091 160
Arch Capital Group, Ltd.(Æ) 13,874 427
Assurant, Inc. 550 59
AvalonBay Communities, Inc.(ö) 1,655 253
Bank of America Corp. 236,750 5,890
Bank of New York Mellon Corp. (The) 23,815 854
Berkshire Hathaway, Inc. Class B(Æ) 42,819 8,382
BlackRock, Inc. Class A 1,463 841
Boston Properties, Inc.(ö) 969 86
Broadridge Financial Solutions, Inc. 2,636 354
Camden Property Trust(ö) 1,266 115
Capital One Financial Corp. 10,275 656
CBRE Group, Inc. Class A(Æ) 22,158 971
Charles Schwab Corp. (The) 5,069 168
Chubb, Ltd. 15,013 1,910
Cincinnati Financial Corp. 3,119 243
Citigroup, Inc. 65,167 3,259
Citizens Financial Group, Inc. 6,124 152
Crown Castle International Corp.(ö) 2,709 452
Digital Realty Trust, Inc.(ö) 592 95
Discover Financial Services 4,506 223
Duke Realty Corp.(ö) 6,453 259
E*Trade Financial Corp. 2,278 116
East West Bancorp, Inc. 1,964 68
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Equifax, Inc. 3,166 515
Equinix, Inc.(Æ)(ö) 549 431
Equitable Holdings, Inc. 7,879 161
Equity LifeStyle Properties, Inc. Class A(ö) 2,688 184
Equity Residential(ö) 3,596 193
Everest Re Group, Ltd. 1,046 229
Fair Isaac Corp.(Æ) 480 211
Fidelity National Financial, Inc. 5,007 162
Fidelity National Information Services, Inc. 8,553 1,251
Fifth Third Bancorp 12,970 258
Fiserv, Inc.(Æ) 8,684 867
FleetCor Technologies, Inc.(Æ) 2,296 594
Global Payments, Inc. 6,202 1,104
Globe Life, Inc.(Æ) 4,382 349
Goldman Sachs Group, Inc. (The) 8,750 1,732
Hanover Insurance Group, Inc. (The) 471 48
Hartford Financial Services Group, Inc. 8,673 367
Host Hotels & Resorts, Inc.(ö) 33,333 359
Huntington Bancshares, Inc. 21,601 200
Intercontinental Exchange, Inc. 1,379 133
Jack Henry & Associates, Inc. 4,187 747
Jones Lang LaSalle, Inc. 4,237 419
JPMorgan Chase & Co. 77,627 7,502
KeyCorp 21,482 258
Lincoln National Corp. 1,581 59
Loews Corp. 4,950 180
M&T Bank Corp. 5,246 556
MarketAxess Holdings, Inc. 430 222
Marsh & McLennan Cos., Inc. 1,929 225
MasterCard, Inc. Class A 11,849 3,656
Medical Properties Trust, Inc.(ö) 18,311 369
Merck & Co., Inc. 34,075 2,734
MetLife, Inc. 24,841 940
Mid-America Apartment Communities, Inc.
(ö) 1,914 228
Morgan Stanley 27,746 1,356
Northern Trust Corp. 10,012 784
Old Republic International Corp. 6,393 103
Park Hotels & Resorts, Inc.(ö) 12,374 102
PayPal Holdings, Inc.(Æ) 12,799 2,509
People's United Financial, Inc. 11,508 124
PNC Financial Services Group, Inc. (The) 9,235 985
Principal Financial Group, Inc. 8,737 371
Progressive Corp. (The) 5,342 483
Prologis, Inc.(ö) 8,099 854
Prudential Financial, Inc. 13,243 839
Public Storage(ö) 2,739 547
Raymond James Financial, Inc. 4,497 312
Regency Centers Corp.(ö) 5,096 209
Regions Financial Corp. 22,041 239
Reinsurance Group of America, Inc. Class A 1,118 95
RenaissanceRe Holdings, Ltd. 840 152
SBA Communications Corp.(ö) 1,115 347
Simon Property Group, LP(ö) 3,497 218
State Street Corp. 13,214 843
Sun Communities, Inc.(ö) 1,125 169
SVB Financial Group(Æ) 1,046 235
Synchrony Financial 9,353 207
T Rowe Price Group, Inc. 2,489 344
TD Ameritrade Holding Corp. 2,287 82

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
458 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
TransUnion 3,172 284
Travelers Cos., Inc. (The) 11,099 1,270
Truist Financial Corp. 33,757 1,265
US Bancorp 29,189 1,075
VICI Properties, Inc.(ö) 7,484 162
Visa, Inc. Class A 24,642 4,692
Wells Fargo & Co. 106,507 2,584
Welltower, Inc.(ö) 4,253 228
Western Union Co. (The)(Ñ) 26,262 638
WR Berkley Corp. 8,096 500
Zions Bancorp NA 4,197 136
84,359
Health Care - 13.2%
Abbott Laboratories 17,127 1,724
AbbVie, Inc. 19,431 1,844
Abiomed, Inc.(Æ) 1,450 435
Agilent Technologies, Inc. 8,364 806
Alexion Pharmaceuticals, Inc.(Æ) 5,901 605
Align Technology, Inc.(Æ) 1,993 586
Alkermes PLC(Æ) 5,283 95
Alnylam Pharmaceuticals, Inc.(Æ) 3,226 470
AmerisourceBergen Corp. Class A 3,272 328
Amgen, Inc. 4,926 1,205
Anthem, Inc.(Æ) 8,333 2,282
Baxter International, Inc. 10,743 928
Becton Dickinson and Co. 2,163 609
Biogen, Inc.(Æ) 3,253 894
BioMarin Pharmaceutical, Inc.(Æ) 3,435 412
Bio-Rad Laboratories, Inc. Class A(Æ) 312 164
Boston Scientific Corp.(Æ) 25,760 994
Bristol-Myers Squibb Co. 28,968 1,699
Bruker Corp. 2,854 127
Cardinal Health, Inc. 12,096 661
Catalent, Inc.(Æ) 2,782 243
Centene Corp.(Æ) 10,004 653
Cerner Corp. 11,401 792
Change Healthcare, Inc.(Æ) 13,896 162
Charles River Laboratories International,
Inc.(Æ) 2,170 432
Chemed Corp. 1,357 668
Cigna Corp. 15,835 2,735
Cooper Cos., Inc. (The) 1,881 532
DaVita HealthCare Partners, Inc.(Æ) 2,437 213
Dentsply Sirona, Inc. 2,162 96
DexCom, Inc.(Æ) 1,217 530
Edwards Lifesciences Corp.(Æ) 13,761 1,079
Elanco Animal Health, Inc.(Æ) 3,591 85
Eli Lilly & Co. 10,875 1,634
Encompass Health Corp.(Æ) 7,068 481
Envista Holdings Corp.(Æ) 5,074 111
Exelixis, Inc.(Æ) 8,792 203
Gilead Sciences, Inc. 8,694 604
HCA Healthcare, Inc. 9,370 1,187
Henry Schein, Inc.(Æ) 13,029 895
Hill-Rom Holdings, Inc. 3,173 308
Hologic, Inc.(Æ) 2,611 182
Horizon Therapeutics PLC(Æ) 4,624 283
Humana, Inc. 2,109 828
ICU Medical, Inc.(Æ) 397 73
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
IDEXX Laboratories, Inc.(Æ) 1,519 604
Illumina, Inc.(Æ) 2,553 976
Incyte Corp.(Æ) 1,471 145
Insulet Corp.(Æ) 434 88
Integra LifeSciences Holdings Corp.(Æ) 1,820 87
Intuitive Surgical, Inc.(Æ) 1,902 1,304
IQVIA Holdings, Inc.(Æ) 708 112
Jazz Pharmaceuticals PLC(Æ) 4,340 470
Johnson & Johnson 41,097 5,989
Laboratory Corp. of America Holdings(Æ) 5,663 1,093
Masimo Corp.(Æ) 3,260 718
McKesson Corp. 4,064 610
MEDNAX, Inc.(Æ) 8,185 164
Medtronic PLC 16,136 1,557
Moderna, Inc.(Æ)(Ñ) 3,469 257
Mylan NV(Æ) 31,894 514
Neurocrine Biosciences, Inc.(Æ) 1,418 171
Penumbra, Inc.(Æ) 1,030 229
PerkinElmer, Inc. 1,497 178
Pfizer, Inc. 81,672 3,143
PRA Health Sciences, Inc.(Æ) 973 104
Premier, Inc. Class A 4,288 150
Qiagen NV(Æ) 6,851 339
Quest Diagnostics, Inc. 10,478 1,331
Regeneron Pharmaceuticals, Inc.(Æ) 2,086 1,318
ResMed, Inc. 6,221 1,260
Sarepta Therapeutics, Inc.(Æ) 756 116
Seattle Genetics, Inc.(Æ) 1,181 196
STERIS PLC 4,218 673
Stryker Corp. 4,363 843
Teleflex, Inc. 1,113 415
Thermo Fisher Scientific, Inc. 4,599 1,904
United Therapeutics Corp.(Æ) 4,078 455
UnitedHealth Group, Inc. 14,811 4,484
Universal Health Services, Inc. Class B 6,947 763
Varian Medical Systems, Inc.(Æ) 5,180 739
Veeva Systems, Inc. Class A(Æ) 5,016 1,327
Vertex Pharmaceuticals, Inc.(Æ) 3,640 990
West Pharmaceutical Services, Inc. 3,608 970
Zimmer Biomet Holdings, Inc. 4,816 649
Zoetis, Inc. Class A 7,333 1,112
70,424
Materials and Processing - 3.6%
Acuity Brands, Inc. 1,044 103
Air Products & Chemicals, Inc. 3,916 1,122
Albemarle Corp.(Ñ) 4,561 376
AptarGroup, Inc. 3,714 428
Ball Corp. 3,290 242
Berry Plastics Group, Inc.(Æ) 10,658 533
Carrier Global Corp. 13,725 374
Celanese Corp. Class A 6,243 607
Copart, Inc.(Æ) 6,267 584
Crown Holdings, Inc.(Æ) 1,691 121
Dow, Inc. 22,495 924
DowDuPont, Inc. 9,982 534
Eastman Chemical Co. 9,437 704
Ecolab, Inc. 4,049 757
Fastenal Co. 20,687 973
FMC Corp. 1,700 180

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 459
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Graphic Packaging Holding Co. 24,910 347
Hexcel Corp. 2,673 100
Huntsman Corp. 5,740 106
International Paper Co. 21,219 738
ITT, Inc. 1,831 106
Linde PLC(Æ) 5,968 1,464
LyondellBasell Industries Class A 13,911 870
Masco Corp. 5,788 331
NewMarket Corp. 647 243
Newmont Corp. 4,194 290
Nucor Corp. 21,943 921
Owens Corning 9,256 560
Packaging Corp. of America 4,660 448
PPG Industries, Inc. 5,342 575
Reliance Steel & Aluminum Co. 5,611 551
RPM International, Inc. 1,742 142
Sealed Air Corp. 3,601 128
Sherwin-Williams Co. (The) 805 522
Silgan Holdings, Inc. 6,310 241
Sonoco Products Co. 7,430 384
Steel Dynamics, Inc. 19,441 533
Valmont Industries, Inc. 821 100
Watsco, Inc. 589 139
Westlake Chemical Corp. 3,537 193
Westrock Co. 15,971 429
19,023
Producer Durables - 8.7%
3M Co. 4,736 713
Accenture PLC Class A 7,800 1,752
AECOM(Æ) 3,804 138
AGCO Corp. 1,798 118
Air Lease Corp. Class A 6,950 182
Alaska Air Group, Inc.(Ñ) 10,464 360
Allison Transmission Holdings, Inc. Class A 2,836 106
Ametek, Inc. 6,868 640
AO Smith Corp. 2,214 107
Automatic Data Processing, Inc. 7,881 1,047
Avalara, Inc.(Æ) 1,730 233
Booz Allen Hamilton Holding Corp. Class A 6,625 542
Carlisle Cos., Inc. 4,252 506
Caterpillar, Inc. 736 98
CH Robinson Worldwide, Inc.(Ñ) 6,419 602
Cintas Corp. 3,542 1,069
Copa Holdings SA Class A 2,728 113
CoStar Group, Inc.(Æ) 1,206 1,025
Crane Co. 4,734 268
Cummins, Inc. 8,226 1,589
Curtiss-Wright Corp. 942 84
Danaher Corp. 6,152 1,254
Deere & Co. 1,776 313
Delta Air Lines, Inc. 32,120 802
Donaldson Co., Inc. 2,138 103
Dover Corp. 1,456 150
Eaton Corp. PLC 17,348 1,615
Emerson Electric Co. 10,489 650
Expeditors International of Washington, Inc. 7,564 639
Flir Systems, Inc. 4,074 170
Fortive Corp. 3,088 217
General Dynamics Corp. 3,501 514
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
General Electric Co. 36,673 223
Graco, Inc. 5,516 294
HD Supply Holdings, Inc.(Æ) 3,487 122
HEICO Corp. 3,660 352
Honeywell International, Inc. 7,516 1,123
Hubbell, Inc. Class B 748 101
Huntington Ingalls Industries, Inc. 872 151
IDEX Corp. 1,624 268
IHS Markit, Ltd.(Æ) 6,983 564
Illinois Tool Works, Inc. 3,379 625
Ingersoll Rand, Inc.(Æ) 3,250 103
Jacobs Engineering Group, Inc. 2,053 175
JB Hunt Transport Services, Inc. 3,971 514
JetBlue Airways Corp.(Æ) 27,206 281
Johnson Controls International PLC(Æ) 40,343 1,551
Kansas City Southern 1,601 275
Keysight Technologies, Inc.(Æ) 3,981 398
L3Harris Technologies, Inc. 4,786 806
Lamb Weston Holdings, Inc. 2,118 127
Landstar System, Inc. 2,842 346
Lincoln Electric Holdings, Inc. 1,180 107
Littelfuse, Inc. 665 118
Lockheed Martin Corp. 2,134 809
Macquarie Infrastructure Corp. 6,929 208
ManpowerGroup, Inc. 2,405 165
Mettler-Toledo International, Inc.(Æ) 574 537
MSC Industrial Direct Co., Inc. Class A 3,801 251
National Instruments Corp. 6,100 217
Nordson Corp. 578 112
Northrop Grumman Corp. 1,977 643
Old Dominion Freight Line, Inc. 4,642 849
Oshkosh Corp. 1,630 128
Otis Worldwide Corp. 8,730 548
PACCAR, Inc. 16,135 1,373
Parker-Hannifin Corp. 3,212 575
Paychex, Inc. 11,875 854
Quanta Services, Inc. 11,915 476
Regal Beloit Corp. 1,355 125
Republic Services, Inc. Class A 1,903 166
Robert Half International, Inc. 4,723 240
Rollins, Inc. 2,850 149
Roper Technologies, Inc. 1,951 844
S&P Global, Inc. 574 201
Snap-on, Inc. 4,739 691
Southwest Airlines Co. 27,727 856
Square, Inc. Class A(Æ) 6,184 803
Stanley Black & Decker, Inc. 6,681 1,024
Teledyne Technologies, Inc.(Æ) 1,753 538
Textron, Inc. 8,384 293
Toro Co. (The) 5,994 428
Trimble Navigation, Ltd.(Æ) 6,103 272
Union Pacific Corp. 3,672 637
United Airlines Holdings, Inc.(Æ)(Ñ) 12,824 402
United Parcel Service, Inc. Class B 3,786 540
United Rentals, Inc.(Æ) 3,347 520
Verisk Analytics, Inc. Class A 4,058 766
Waste Management, Inc. 7,151 784
Waters Corp.(Æ) 1,315 280
Westinghouse Air Brake Technologies Corp. 7,165 446
WW Grainger, Inc. 786 268

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
460 Multifactor U.S. Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Xerox Holdings Corp. 5,113 85
XPO Logistics, Inc.(Æ) 3,483 261
Xylem, Inc. 2,502 183
Zebra Technologies Corp. Class A(Æ) 2,830 795
46,685
Technology - 26.7%
Activision Blizzard, Inc. 10,845 896
Adobe, Inc.(Æ) 6,717 2,984
Advanced Micro Devices, Inc.(Æ) 5,376 416
Akamai Technologies, Inc.(Æ) 7,095 798
Alphabet, Inc. Class A(Æ) 7,859 11,694
Alphabet, Inc. Class C(Æ) 2,831 4,198
Alteryx, Inc. Class A(Æ) 771 135
Amdocs, Ltd. 9,034 561
Amphenol Corp. Class A 8,227 870
Analog Devices, Inc. 5,009 575
Anaplan, Inc.(Æ) 2,350 107
Ansys, Inc.(Æ) 3,634 1,129
Apple, Inc. 67,118 28,529
Applied Materials, Inc. 21,753 1,399
Arista Networks, Inc.(Æ) 2,320 603
Arrow Electronics, Inc.(Æ) 7,628 546
Atlassian Corp. PLC Class A(Æ) 2,518 445
Autodesk, Inc.(Æ) 2,147 508
Avnet, Inc. 9,449 252
Bio Techne Corp.(Æ) 1,277 351
Black Knight, Inc.(Æ) 6,092 456
Booking Holdings, Inc.(Æ) 63 105
Broadcom, Inc. 1,466 464
CACI International, Inc. Class A(Æ) 1,804 375
Cadence Design Systems, Inc.(Æ) 13,626 1,489
CDW Corp. 5,630 654
Ciena Corp.(Æ) 6,556 390
Cisco Systems, Inc. 58,782 2,769
Citrix Systems, Inc. 3,546 506
Cognex Corp. 3,139 210
Cognizant Technology Solutions Corp. Class
A 16,074 1,098
Corteva, Inc. Class W 14,432 412
Coupa Software, Inc.(Æ) 1,168 358
Dell Technologies, Inc. Class C(Æ) 5,684 340
DocuSign, Inc.(Æ) 3,209 696
Dolby Laboratories, Inc. Class A 5,395 375
Dropbox, Inc. Class A(Æ) 4,777 109
DXC Technology Co. 19,215 344
EchoStar Corp. Class A(Æ) 2,916 80
Electronic Arts, Inc.(Æ) 3,232 458
Entegris, Inc. 5,035 362
EPAM Systems, Inc.(Æ) 3,456 1,003
F5 Networks, Inc.(Æ) 3,960 538
Facebook, Inc. Class A(Æ) 36,647 9,296
Fortinet, Inc.(Æ) 7,567 1,047
Genpact, Ltd. 10,564 421
Guidewire Software, Inc.(Æ) 1,824 215
Hewlett Packard Enterprise Co. Class H 85,005 839
HP, Inc.(Æ) 68,484 1,204
Intel Corp. 69,513 3,318
Intuit, Inc. 3,837 1,176
IPG Photonics Corp.(Æ) 768 137
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Jabil Circuit, Inc. 4,525 158
Juniper Networks, Inc. 26,907 683
KLA Corp. 3,603 720
Lam Research Corp. 3,385 1,277
Leidos Holdings, Inc. 5,192 494
LogMeIn, Inc. 1,857 159
Manhattan Associates, Inc.(Æ) 1,649 158
Maxim Integrated Products, Inc. 10,077 686
Media General, Inc. 1,092 —
Microchip Technology, Inc. 2,892 294
Micron Technology, Inc.(Æ) 17,669 884
Microsoft Corp. 126,837 26,003
MKS Instruments, Inc. 1,006 128
MongoDB, Inc.(Æ) 563 129
Monolithic Power Systems, Inc. 1,472 390
Motorola Solutions, Inc. 4,585 641
Nuance Communications, Inc.(Æ) 6,608 181
NVIDIA Corp. 7,646 3,246
Okta, Inc.(Æ) 3,071 679
ON Semiconductor Corp.(Æ) 13,938 287
Oracle Corp. 11,203 621
Palo Alto Networks, Inc.(Æ) 459 117
Paycom Software, Inc.(Æ) 1,596 454
Pegasystems, Inc. 1,161 136
Proofpoint, Inc.(Æ) 1,364 158
Qorvo, Inc.(Æ) 1,725 221
QUALCOMM, Inc. 9,115 963
Raytheon Technologies Corp.(Æ) 25,364 1,438
RealPage, Inc.(Æ) 2,008 127
Roku, Inc.(Æ) 694 107
Salesforce.com, Inc.(Æ) 9,803 1,910
ServiceNow, Inc.(Æ) 3,422 1,503
Skyworks Solutions, Inc. 6,831 994
Smartsheet, Inc. Class A(Æ) 2,848 136
Splunk, Inc.(Æ) 674 141
SS&C Technologies Holdings, Inc. 1,712 98
SYNNEX Corp. 2,658 332
Synopsys, Inc.(Æ) 6,717 1,338
Take-Two Interactive Software, Inc.(Æ) 1,627 267
Teradyne, Inc. 6,198 551
Texas Instruments, Inc. 11,242 1,434
Trade Desk, Inc. (The) Class A(Æ) 1,086 490
Twitter, Inc.(Æ) 10,145 369
Tyler Technologies, Inc.(Æ) 1,890 675
Uber Technologies, Inc.(Æ) 9,401 284
VeriSign, Inc.(Æ) 426 90
VMware, Inc. Class A(Æ)(Ñ) 1,918 269
Western Digital Corp. 7,044 304
Workday, Inc. Class A(Æ) 4,148 750
Xilinx, Inc. 3,952 424
Zendesk, Inc.(Æ) 2,149 196
Zscaler, Inc.(Æ) 1,315 171
Zynga, Inc. Class A(Æ) 21,763 214
142,719
Utilities - 5.1%
AES Corp. 7,213 110
Alliant Energy Corp. 3,781 204
Ameren Corp. 6,670 535
American Electric Power Co., Inc. 7,325 636

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor U.S. Equity Fund 461
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
American Water Works Co., Inc. 2,720 401
AT&T, Inc. 197,474 5,841
Atmos Energy Corp. 850 90
Avangrid, Inc. 4,843 241
CenterPoint Energy, Inc. 30,432 579
CenturyLink, Inc. 69,803 674
CMS Energy Corp. 1,468 94
Consolidated Edison, Inc. 4,040 310
Dominion Energy, Inc. 8,914 722
DTE Energy Co. 3,031 350
Duke Energy Corp. 8,374 710
Edison International 1,473 82
Entergy Corp. 3,031 319
Essential Utilities, Inc. 2,076 94
Evergy, Inc. 6,489 421
Eversource Energy(Æ) 5,478 493
Exelon Corp. 31,570 1,219
FirstEnergy Corp. 7,381 214
GCI Liberty, Inc. Class A(Æ) 7,417 581
Hawaiian Electric Industries, Inc. 2,193 80
International Business Machines Corp. 19,161 2,356
NextEra Energy, Inc. 4,476 1,256
PG&E Corp.(Æ) 7,911 74
Pinnacle West Capital Corp. 3,829 318
PPL Corp. 12,653 337
Public Service Enterprise Group, Inc. 6,569 367
RingCentral, Inc. Class A(Æ) 1,736 504
Sempra Energy 4,671 581
Southern Co. (The) 12,351 674
T-Mobile US, Inc.(Æ) 10,205 1,096
UGI Corp. 3,141 105
Verizon Communications, Inc. 65,037 3,738
Vistra Energy Corp. 27,584 515
WEC Energy Group, Inc.(Æ) 6,599 629
27,550
Total Common Stocks
(cost $357,202) 510,919
Warrants and Rights - 0.0%
Bristol-Myers Squibb Co.(Æ)
2021  Rights 13,254 48
Total Warrants and Rights
(cost $28) 48
Short-Term Investments - 4.2%
U.S. Cash Management Fund(@) 22,477,963
(∞)
22,476
Total Short-Term Investments
(cost $22,476) 22,476
Other Securities - 0.8%
U.S. Cash Collateral Fund(x)(@) 4,392,762
(∞)
4,393
Total Other Securities
(cost $4,393) 4,393
Total Investments - 100.6%
(identified cost $384,099) 537,836
Other Assets and Liabilities, Net
- (0.6)%
(3,058)
Amounts in thousands (except share amounts)
Principal
Amount ($) or
Shares
Fair
Value
$
Net Assets - 100.0%
534,778

Russell Investment Company
Multifactor U.S. Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
462 Multifactor U.S. Equity Fund
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
S&P 500 E-Mini Index Futures 113 USD 18,439 09/20
197
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
197
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Consumer Discretionary $ 81,542 $ — $ —
$ —
$ 81,542
Consumer Staples 27,084 — —
—
27,084
Energy 11,533 — —
—
11,533
Financial Services 84,359 — —
—
84,359
Health Care 70,424 — —
—
70,424
Materials and Processing 19,023 — —
—
19,023
Producer Durables 46,685 — —
—
46,685
Technology 142,719 — —
—
142,719
Utilities 27,550 — —
—
27,550
Warrants and Rights 48 — —
—
48
Short-Term Investments — — —
22,476
22,476
Other Securities — — —
4,393
4,393
Total Investments 510,967 — — 26,869 537,836
Other Financial Instruments
Assets
Futures Contracts 197 — — — 197
Total Other Financial Instruments
*
$ 197 $ — $ — $ — $ 197
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 463
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Common Stocks - 91.9%
Australia - 5.1%
AGL Energy, Ltd. 80,705 958
Alumina, Ltd. 201,297 218
Ampol , Ltd. 30,997 582
APA Group 17,930 141
ASX, Ltd. - ADR 5,622 332
Aurizon Holdings, Ltd. 106,494 338
AusNet Services(Æ) 91,779 117
Australia & New Zealand Banking
Group, Ltd. - ADR 46,679 598
BHP Group PLC 46,459 1,013
BHP Group, Ltd. - ADR 25,599 678
BlueScope Steel, Ltd. 51,028 407
Brambles, Ltd. 44,839 346
Coca-Cola Amatil, Ltd. 21,880 128
Coles Group, Ltd. 30,217 393
Commonwealth Bank of Australia - ADR 37,995 1,931
Crown Resorts, Ltd. 11,436 74
CSL, Ltd. 6,084 1,173
Dexus Property Group(Æ)(ö) 54,032 328
Evolution Mining, Ltd. 91,759 388
Fortescue Metals Group, Ltd. 146,394 1,820
Goodman Group(ö) 38,642 467
GPT Group (The)(ö) 102,181 283
LendLease Group 44,967 364
Macquarie Group, Ltd. 1,882 167
Magellan Financial Group, Ltd. - ADR 5,715 249
Mirvac Group(ö) 120,376 180
National Australia Bank, Ltd. - ADR 35,606 449
Newcrest Mining, Ltd. 16,002 405
Northern Star Resources, Ltd. 35,243 393
Origin Energy, Ltd. 169,370 649
Rio Tinto PLC 51,533 3,142
Rio Tinto, Ltd. - ADR 8,701 634
Scentre Group(ö) 79,197 115
Sonic Healthcare, Ltd. 10,107 232
South32, Ltd. Class B 390,884 575
Stockland(ö) 159,201 362
Suncorp Group, Ltd.(Æ) 13,561 83
Telstra Corp., Ltd. 176,023 421
TPG Telecom, Ltd.(Æ) 25,229 145
Transurban Group - ADR(Æ) 20,721 205
Tuas , Ltd.(Æ) 12,614 6
Washington H Soul Pattinson & Co., Ltd. 17,446 244
Wesfarmers, Ltd.(Æ) 19,202 638
Westpac Banking Corp. 38,501 470
Woolworths Group, Ltd. 25,707 710
23,551
Austria - 0.3%
Erste Group Bank AG 15,986 355
OMV AB 18,177 575
Voestalpine AG 18,640 413
1,343
Belgium - 1.0%
Ageas SA 10,025 375
Anheuser-Busch InBev SA 13,346 723
Colruyt SA 6,558 383
Galapagos NV(Æ) 1,989 372
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Groupe Bruxelles Lambert SA 2,253 195
KBC Groep NV 8,517 488
Proximus 20,115 415
Solvay SA 5,664 443
Telenet Group Holding NV 6,731 262
UCB SA 6,615 848
4,504
Brazil - 0.4%
Ambev SA(Æ) 60,308 161
B3 SA - Brasil Bolsa Balcao 12,836 156
Banco do Brasil SA(Æ) 16,446 106
Banco Santander Brasil SA 8,915 51
BB Seguridade Participacoes SA 26,788 143
Centrais Eletricas Brasileiras SA 13,118 93
Cia de Saneamento Basico do Estado de
Sao Paulo(Æ) 9,302 109
Klabin SA 26,289 104
Lojas Renner SA 14,255 112
Magazine Luiza SA 8,451 131
TIM Participacoes SA(Æ) 22,332 67
Vale SA(Æ) 22,685 264
WEG SA 15,240 197
1,694
Canada - 6.8%
Agnico Eagle Mines, Ltd. 4,100 326
Algonquin Power & Utilities Corp. 18,537 256
Alimentation Couche-Tard, Inc. Class B 30,505 1,060
AltaGas , Ltd. - ADR 22,944 287
Atco, Ltd. Class I 2,856 89
B2Gold Corp. 54,156 375
Bank of Montreal 16,873 923
Bank of Nova Scotia (The) 25,736 1,057
Barrick Gold Corp. 16,900 488
BCE, Inc. 13,408 562
Brookfield Asset Management, Inc.
Class A 2,773 90
Cameco Corp. 8,046 82
Canadian Apartment Properties(ö) 2,197 80
Canadian Imperial Bank of Commerce 15,311 1,060
Canadian National Railway Co. 2,994 292
Canadian Natural Resources, Ltd. 65,294 1,152
Canadian Pacific Railway, Ltd. 1,839 506
Canadian Tire Corp., Ltd. Class A 1,836 169
Cenovus Energy, Inc. 61,478 274
CGI Group, Inc.(Æ) 2,375 170
CI Financial Corp. 20,287 279
Constellation Software, Inc. 496 587
Emera , Inc. 4,815 200
Empire Co., Ltd. Class A 7,240 186
Enbridge, Inc. 9,543 305
Fairfax Financial Holdings, Ltd. 251 79
Fortis, Inc. 9,554 389
Franco-Nevada Corp. Class T 2,733 437
George Weston, Ltd. 8,178 618
Great-West Lifeco , Inc. 22,610 400
Hydro One, Ltd.(Þ) 10,914 233
iA Financial Corp., Inc. 3,783 133
IGM Financial, Inc. 3,246 80

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
464 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Imperial Oil, Ltd. 27,261 426
Intact Financial Corp. 919 100
Keyera Corp.(Ñ) 10,545 160
Kinross Gold Corp.(Æ) 53,002 495
Kirkland Lake Gold, Ltd.(Æ) 8,592 469
Loblaw Cos., Ltd. 7,513 390
Lundin Mining Corp. 16,428 92
Magna International, Inc. Class A 20,188 933
Manulife Financial Corp. 82,229 1,102
Metro, Inc. Class A 10,547 463
National Bank of Canada 13,701 647
Nutrien , Ltd. 5,249 171
Open Text Corp. 2,821 127
Pan American Silver Corp. 2,818 105
Pembina Pipeline Corp. 26,009 632
Power Corp. of Canada 4,824 86
Quebecor, Inc. Class B 11,917 272
Ritchie Bros Auctioneers, Inc. 4,350 201
Rogers Communications, Inc. Class B 1,665 68
Royal Bank of Canada - GDR 41,838 2,885
Saputo, Inc. - ADR 7,069 173
Shaw Communications, Inc. Class B 17,458 319
Shopify, Inc. Class A(Æ) 1,048 1,072
Sun Life Financial, Inc. 51,496 2,007
Suncor Energy, Inc. 27,041 425
TC Energy Corp.(Æ) 11,692 533
Teck Resources, Ltd. Class B 17,601 178
TELUS Corp. 10,966 190
Thomson Reuters Corp.(Æ) 5,738 400
TMX Group, Ltd. 2,148 220
Toronto-Dominion Bank (The) 55,297 2,447
Wheaton Precious Metals Corp. 6,104 331
WSP Global, Inc. 3,839 241
Yamana Gold, Inc. 15,673 102
31,686
Cayman Islands - 0.3%
Country Garden Services Holdings Co.,
Ltd. 50,000 302
Innovent Biologics, Inc.(Æ)(Þ) 36,206 222
Meituan-Dianping Class B(Æ) 16,700 414
Uni -President China Holdings, Ltd. 119,408 130
Yihai International Holding, Ltd.(Æ) 18,254 223
1,291
Chile - 0.1%
Enel Chile SA 1,187,923 102
Enersis SA(Æ) 1,213,070 188
290
China - 3.5%
Agile Group Holdings, Ltd. 58,516 74
Agricultural Bank of China, Ltd. Class H 377,763 134
Alibaba Group Holding, Ltd. - ADR(Æ) 13,113 3,293
Anhui Conch Cement Co., Ltd. Class H 28,874 218
Anta Sports Products, Ltd. 24,266 231
Baidu, Inc. - ADR(Æ) 2,339 279
Bank of China, Ltd. Class H 693,555 232
Bank of Communications Co., Ltd. Class
H 222,160 123
CGN Power Co., Ltd. Class H(Þ) 352,398 74
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
China Aoyuan Group, Ltd. 41,181 52
China CITIC Bank Corp., Ltd. Class H 241,277 105
China Conch Venture Holdings, Ltd. 25,189 108
China Construction Bank Corp. Class H 746,097 545
China Evergrande Group 41,445 116
China Life Insurance Co., Ltd. Class H 63,270 144
China Mengniu Dairy Co., Ltd.(Æ) 29,074 136
China Merchants Bank Co., Ltd. Class H 57,908 270
China Minsheng Banking Corp., Ltd.
Class H 312,438 197
China Mobile, Ltd. 56,013 382
China National Building Material Co.,
Ltd. Class H 145,078 226
China Pacific Insurance Group Co., Ltd.
Class H 33,937 98
China Petroleum & Chemical Corp.
Class H 327,125 139
China Resources Gas Group, Ltd. 10,000 49
China Resources Land, Ltd. 40,970 169
China Resources Power Holdings Co.,
Ltd. 50,689 65
China Shenhua Energy Co., Ltd. Class H 69,291 116
China State Construction International
Holdings, Ltd. 79,951 47
China Telecom Corp., Ltd. Class H 363,499 108
China Vanke Co., Ltd. Class H 29,653 93
CIFI Holdings Group Co., Ltd. 133,118 120
CNOOC, Ltd. 175,111 186
Country Garden Holdings Co., Ltd. 60,487 77
CSPC Pharmaceutical Group, Ltd. 130,546 274
ENN Energy Holdings, Ltd. 12,400 150
Fosun International, Ltd. 96,012 109
Guangzhou Automobile Group Co., Ltd.
Class H 111,148 106
Guangzhou R&F Properties Co., Ltd. 61,200 71
Industrial & Commercial Bank of China,
Ltd. Class H 588,540 348
JD.com, Inc. - ADR(Æ) 6,085 388
Kunlun Energy Co., Ltd. 110,100 92
Li Ning Co., Ltd. 27,167 88
Logan Property Holdings Co., Ltd. 62,034 108
Longfor Group Holdings, Ltd.(Þ) 46,426 230
New China Life Insurance Co., Ltd.
Class H 31,458 122
New Oriental Education & Technology
Group - ADR(Æ) 2,111 296
People's Insurance Co. Group of China,
Ltd. (The) Class H 314,401 102
PetroChina Co., Ltd. Class H 270,381 93
PICC Property & Casualty Co., Ltd.
Class H 128,000 100
Pinduoduo , Inc. - ADR(Æ) 4,245 390
Ping An Insurance Group Co. of China,
Ltd. Class H 51,100 539
Postal Savings Bank of China Co., Ltd.
Class H(Þ) 119,506 66
Sunac China Holdings, Ltd. 29,973 141
Sunny Optical Technology Group Co.,
Ltd. 18,875 352
Tencent Holdings, Ltd. 41,870 2,867

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 465
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tingyi Cayman Islands Holding Corp. 85,798 159
Tsingtao Brewery Co., Ltd. Class H 18,431 164
Weichai Power Co., Ltd. Class H 100,134 216
Wuxi Biologics (Cayman), Inc.(Æ)(Þ) 10,264 212
ZTO Express, Inc. - ADR 5,858 217
16,206
Czech Republic - 0.0%
Moneta Money Bank AS(Þ) 30,025 69
Denmark - 1.9%
Carlsberg A/S Class B 1,984 293
Coloplast A/S Class B 5,025 857
Danske Bank A/S 37,238 603
DSV A/S 5,965 825
Genmab A/S(Æ) 2,944 1,010
H Lundbeck A/S 8,688 317
Novo Nordisk A/S Class B 28,528 1,882
Novozymes A/S Class B 11,843 710
Orsted A/S Class A(Þ) 5,743 823
Pandora A/S 12,865 820
Vestas Wind Systems A/S 4,100 530
William Demant Holding A/S(Æ) 3,270 102
8,772
Finland - 1.9%
Elisa OYJ Class A 15,102 898
Fortum OYJ 51,514 1,050
Kone OYJ Class B 11,918 944
Neste OYJ 27,978 1,287
Nokian Renkaat OYJ 2,283 55
Nordea Bank AB 177,447 1,376
Orion OYJ Class B 8,853 387
Sampo OYJ Class A 10,404 378
Stora Enso OYJ Class R 73,901 933
UPM- Kymmene OYJ 47,624 1,276
8,584
France - 6.1%
Air Liquide SA Class A 5,187 856
Alstom SA(Æ) 2,841 159
Amundi SA(Æ)(Þ) 2,770 211
Arkema SA 6,476 673
Atos SE(Æ) 12,527 1,074
AXA SA 39,155 784
BioMerieux 1,362 221
BNP Paribas SA(Æ) 32,686 1,326
Bouygues SA - ADR 18,266 650
Capgemini SE 1,488 193
Carrefour SA 66,112 1,055
Casino Guichard Perrachon SA(Æ) 4,607 128
Cie de Saint-Gobain(Æ) 26,500 980
Cie Generale des Etablissements
Michelin SCA Class B 12,871 1,347
Credit Agricole SA(Æ) 58,046 561
Danone SA 8,166 546
Dassault Systemes SE 2,725 497
Eiffage SA(Æ) 6,781 594
Electricite de France SA 67,721 686
Engie SA(Æ) 22,225 297
EssilorLuxottica SA(Æ) 2,440 324
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Faurecia SE(Æ) 7,619 298
Gecina SA(ö) 1,595 206
Hermes International 458 372
Iliad SA 1,708 336
Ingenico Group SA(Æ) 897 145
Klepierre SA - GDR(ö) 6,848 118
Legrand SA - ADR 1,578 122
L'Oreal SA 2,201 737
LVMH Moet Hennessy Louis Vuitton
SE - ADR 3,537 1,536
Natixis SA(Æ) 56,241 138
Orange SA - ADR 107,908 1,264
Peugeot SA(Æ) 32,235 522
Publicis Groupe SA - ADR 13,603 439
Sanofi - ADR 19,776 2,066
Sartorius Stedim Biotech 1,313 409
Schneider Electric SE 15,500 1,805
Societe Generale SA(Æ) 29,721 457
Suez Environnement Co. 14,508 191
Teleperformance - GDR 888 260
Total SA 69,344 2,574
Unibail - Rodamco -Westfield(Ñ)(ö) 4,504 236
Valeo SA 9,800 253
Veolia Environnement SA 7,403 169
Worldline SA(Æ)(Þ) 3,126 270
28,085
Germany - 6.7%
1&1 Drillisch AG 13,983 371
Allianz SE 11,924 2,487
Aroundtown SA(Æ) 79,568 480
BASF SE 33,258 1,842
Bayer AG 37,951 2,528
Beiersdorf AG 1,573 187
BMW US Capital LLC 17,585 1,138
Brenntag AG 13,205 813
Carl Zeiss Meditec AG 937 98
Continental AG 5,498 537
Covestro AG(Þ) 9,289 361
Daimler AG 27,202 1,205
Deutsche Boerse AG 2,836 518
Deutsche Lufthansa AG(Æ) 4,400 39
Deutsche Post AG 9,233 374
Deutsche Telekom AG 71,966 1,205
Deutsche Wohnen SE 8,002 389
E.ON SE 56,289 660
Evonik Industries AG 26,229 709
Fraport AG Frankfurt Airport Services
Worldwide(Æ) 1,311 51
Fresenius Medical Care AG & Co. 6,150 542
Fresenius SE & Co. KGaA 25,368 1,268
Hannover Rueck SE 4,068 689
HeidelbergCement AG 12,975 725
Henkel AG & Co. KGaA 4,041 351
Infineon Technologies AG - ADR 11,369 284
KION Group AG 6,734 518
Lanxess AG 964 50
Merck KGaA 4,461 570
Metro AG 26,000 238

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
466 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Muenchener Rueckversicherungs-
Gesellschaft AG 7,998 2,126
Puma SE(Æ) 3,027 236
RWE AG 18,764 709
SAP SE - ADR 15,429 2,441
Siemens AG 12,024 1,541
Siemens Healthineers AG(Þ) 1,826 95
Symrise AG 871 109
Telefonica Deutschland Holding AG 54,926 150
Uniper SE 20,554 713
United Internet AG 12,258 555
Vonovia SE 9,996 650
Zalando SE(Æ)(Þ) 6,180 447
30,999
Greece - 0.0%
Hellenic Telecommunications
Organization SA 11,907 175
Hong Kong - 2.1%
AIA Group, Ltd. 130,290 1,168
Bank of East Asia, Ltd. (The) 33,000 75
Beijing Enterprises Holdings, Ltd. 21,621 76
BOC Hong Kong Holdings, Ltd. 33,500 93
China Jinmao Holdings Group, Ltd. 215,773 147
China Overseas Land & Investment, Ltd. 46,948 143
China Resources Cement Holdings, Ltd. 73,014 100
CITIC, Ltd. 139,050 129
CK Asset Holdings, Ltd. 147,473 813
CLP Holdings, Ltd. 43,000 407
Guangdong Investment, Ltd. 68,000 110
Hang Seng Bank, Ltd. 23,000 362
Henderson Land Development Co., Ltd. 88,197 328
Hong Kong Exchanges & Clearing, Ltd. 9,400 449
Hongkong Land Holdings, Ltd. 54,600 208
Jardine Matheson Holdings, Ltd. 19,200 782
Jardine Strategic Holdings, Ltd. 3,800 77
Kerry Properties, Ltd. 81,500 194
Melco Crown Entertainment, Ltd.(Æ)(Š) 8,400 46
New World Development Company, Ltd. 70,395 344
NWS Holdings, Ltd. 66,000 51
Power Assets Holdings, Ltd. 36,000 201
Shenzhen International Holdings, Ltd. 46,144 75
Shimao Group Holdings, Ltd. 43,032 183
Sino Biopharmaceutical, Ltd. 240,036 311
Sino Land Co., Ltd. 396,243 481
Sun Art Retail Group, Ltd. 93,278 129
Sun Hung Kai Properties, Ltd. 52,097 633
Swire Pacific, Ltd. Class A 26,340 129
Techtronic Industries Co., Ltd. 11,000 115
WH Group, Ltd.(Þ) 944,000 840
Wharf Holdings, Ltd. (The) 121,018 206
Wharf Real Estate Investment Co., Ltd. 121,018 424
9,829
Hungary - 0.0%
OTP Bank PLC(Æ) 3,677 132
Indonesia - 0.2%
Astra International Tbk PT 372,500 131
Bank Central Asia Tbk PT 89,527 192
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Bank Negara Indonesia Persero Tbk PT 228,299 71
Bank Rakyat Indonesia Persero Tbk PT 380,557 83
Telekomunikasi Indonesia Persero Tbk
PT 1,096,585 229
United Tractors Tbk PT 43,571 64
770
Ireland - 0.8%
CRH PLC 53,672 1,925
Flutter Entertainment PLC 2,845 430
Kerry Group PLC Class A 4,687 621
Kingspan Group PLC 7,207 518
Smurfit Kappa Group PLC 8,188 276
3,770
Israel - 0.7%
Azrieli Group, Ltd. 4,420 209
Bank Hapoalim BM 13,629 82
Bank Leumi Le-Israel BM 139,342 703
Check Point Software Technologies, Ltd.
(Æ) 3,362 421
ICL Group, Ltd. 103,023 322
Israel Discount Bank, Ltd. Class A 122,625 375
Mizrahi Tefahot Bank, Ltd. 15,896 330
Nice, Ltd.(Æ) 3,831 786
Teva Pharmaceutical Industries, Ltd.
- ADR 13,246 153
3,381
Italy - 1.9%
Assicurazioni Generali SpA 53,252 799
Atlantia SpA (Æ) 2,785 44
Enel SpA 110,564 1,012
Ferrari NV 865 155
FinecoBank Banca Fineco SpA (Æ) 14,834 216
Intesa Sanpaolo SpA (Æ) 623,214 1,265
Leonardo SpA 34,522 222
Mediobanca Banca di Credito
Finanziario SpA 41,641 336
Moncler SpA (Æ) 3,362 130
Pirelli & C SpA (Æ)(Þ) 57,779 229
Poste Italiane SpA (Þ) 56,408 518
Prysmian SpA 15,845 406
Recordati SpA 11,655 624
Snam Rete Gas SpA 125,931 671
Telecom Italia SpA 960,768 388
Terna Rete Elettrica Nazionale SpA 92,852 693
UniCredit SpA (Æ) 100,920 927
8,635
Japan - 19.2%
Advantest Corp. 2,400 130
Aeon Co., Ltd. 10,800 255
Aeon Mall Co., Ltd. 6,800 81
Air Water, Inc. 22,100 286
Aisin Seiki Co., Ltd. 7,200 208
Ajinomoto Co., Inc. 28,000 506
Alfresa Holdings Corp. 3,800 78
Amada Holdings Co., Ltd. 41,400 281
Aozora Bank, Ltd. 17,300 279
Asahi Glass Co., Ltd. 13,100 371

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 467
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Asahi Group Holdings, Ltd. 1,300 43
Asahi Intecc Co., Ltd. 1,800 50
Asahi Kasei Corp. 55,500 398
Astellas Pharma, Inc. 73,100 1,144
Bandai Namco Holdings, Inc. 4,600 255
Bank of Kyoto, Ltd. (The) 4,300 158
Bridgestone Corp. 36,800 1,085
Brother Industries, Ltd. 27,600 430
Calbee , Inc. 5,500 175
Canon, Inc. 6,500 104
Central Japan Railway Co. 5,000 604
Chiba Bank, Ltd. (The) 81,600 375
Chubu Electric Power Co., Inc. 69,000 819
Chugai Pharmaceutical Co., Ltd. 10,000 448
Chugoku Electric Power Co., Inc. (The) 29,700 362
Concordia Financial Group, Ltd. 62,700 186
CyberAgent , Inc. 2,400 136
Dai Nippon Printing Co., Ltd. 7,500 164
Daicel Chemical Industries, Ltd. 18,600 124
Daifuku Co., Ltd. 1,100 99
Dai-ichi Life Holdings, Inc. 22,900 269
Daiichi Sankyo Co., Ltd. 4,900 431
Daikin Industries, Ltd. 2,300 404
Daito Trust Construction Co., Ltd. 6,400 504
Daiwa House Industry Co., Ltd. 24,100 536
Daiwa Securities Group, Inc. 158,100 699
Denso Corp. 23,300 860
Dentsu , Inc. 9,700 219
Disco Corp. 300 72
Eisai Co., Ltd. 9,300 751
Electric Power Development Co., Ltd. 18,800 256
ENEOS Holdings, Inc. 241,700 845
Fuji Electric Co., Ltd. 6,700 184
Fuji Heavy Industries, Ltd. 44,292 845
FUJIFILM Holdings Corp. 16,800 749
Fujitsu, Ltd. 3,700 497
Hamamatsu Photonics KK 5,900 255
Hino Motors, Ltd. 18,400 107
Hisamitsu Pharmaceutical Co., Inc. 3,900 170
Hitachi Metals, Ltd. 5,300 69
Hitachi, Ltd. 24,500 727
Honda Motor Co., Ltd. 39,600 962
Hoshizaki Corp. 1,600 123
Hoya Corp. 4,300 424
Hulic Co., Ltd. 8,800 76
Idemitsu Kosan Co., Ltd. 25,929 538
Iida Group Holdings Co., Ltd. 19,000 293
Inpex Corp. 95,400 546
Isuzu Motors, Ltd. 22,500 185
ITOCHU Corp. 98,600 2,159
Itochu Techno-Solutions Corp. 5,100 206
Japan Airlines Co., Ltd. 9,400 153
Japan Exchange Group, Inc. 14,700 349
Japan Post Bank Co., Ltd. Class A 7,800 58
Japan Post Holdings Co., Ltd. 28,500 195
Japan Tobacco, Inc. 35,900 618
JFE Holdings, Inc. 29,900 196
JGC Holdings Corp. 23,900 243
JSR Corp. 7,100 153
Kajima Corp. 34,200 375
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Kamigumi Co., Ltd. 12,500 229
Kansai Electric Power Co., Inc. (The) 79,400 756
Kansai Paint Co., Ltd. 8,400 162
Kao Corp. 2,700 196
Kawasaki Heavy Industries, Ltd. 5,700 78
KDDI Corp. 67,500 2,078
Keyence Corp. 600 252
Kikkoman Corp. 8,000 375
Kirin Holdings Co., Ltd. 20,900 404
Kobayashi Pharmaceutical Co., Ltd. 1,700 150
Koito Manufacturing Co., Ltd. 1,900 75
Komatsu, Ltd. 11,500 227
Kyocera Corp. 11,100 619
Kyowa Hakko Kirin Co., Ltd. 6,900 170
Lawson, Inc. 7,300 362
Lion Corp. 9,500 245
LIXIL Group Corp. 27,300 364
M3, Inc. 10,300 526
Makita Corp. 2,800 108
Marubeni Corp. 134,800 624
Mebuki Financial Group, Inc. 129,200 288
Medipal Holdings Corp. 20,700 383
MEIJI Holdings Co., Ltd. 3,000 235
Mitsubishi Chemical Holdings Corp. 129,700 700
Mitsubishi Corp. 56,700 1,145
Mitsubishi Electric Corp. 100,200 1,311
Mitsubishi Gas Chemical Co., Inc. 26,200 417
Mitsubishi Heavy Industries, Ltd. 15,800 369
Mitsubishi Materials Corp. 16,700 342
Mitsubishi UFJ Financial Group, Inc. 233,100 874
Mitsubishi UFJ Lease & Finance Co.,
Ltd. 53,500 226
Mitsui & Co., Ltd. 115,000 1,726
Mitsui Chemicals, Inc. 22,100 423
Mizuho Financial Group, Inc. 226,000 275
MonotaRO Co., Ltd. 2,700 115
MS&AD Insurance Group Holdings, Inc. 31,500 790
Murata Manufacturing Co., Ltd. 6,900 432
NEC Corp. 10,700 604
Nexon Co., Ltd. 17,500 452
NGK Spark Plug Co., Ltd. 8,100 109
NH Foods, Ltd. 10,900 480
Nintendo Co., Ltd. 2,200 965
Nippon Express Co., Ltd. 6,100 291
Nippon Shinyaku Co., Ltd. 1,500 116
Nippon Steel Corp. 35,400 291
Nippon Telegraph & Telephone Corp. 58,318 1,350
Nissin Foods Holdings Co., Ltd. 5,900 529
Nitori Holdings Co., Ltd. 1,200 264
Nomura Holdings, Inc. 210,400 983
Nomura Real Estate Holdings, Inc. 14,600 245
Nomura Research Institute, Ltd. 13,800 365
NSK, Ltd. 29,100 195
NTT DOCOMO, Inc. 46,100 1,268
Obayashi Corp. 84,400 755
Obic Co., Ltd. 2,500 449
Oji Holdings Corp. 114,500 477
Olympus Corp. 6,000 108
Omron Corp. 4,500 323
Ono Pharmaceutical Co., Ltd. 14,700 412

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
468 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Oracle Corp. Japan 1,800 216
ORIX Corp. 55,700 599
Osaka Gas Co., Ltd. 21,100 389
Otsuka Corp. 4,900 255
Otsuka Holdings Co., Ltd. 17,200 715
Pan Pacific International Holdings Corp. 16,200 367
Panasonic Corp. 130,100 1,117
Recruit Holdings Co., Ltd. 3,200 99
Resona Holdings, Inc. 94,600 310
Ricoh Co., Ltd. 45,500 293
Rinnai Corp. 600 49
Santen Pharmaceutical Co., Ltd. 23,400 394
SBI Holdings, Inc. 4,200 89
Secom Co., Ltd. 800 69
Sega Sammy Holdings, Inc. 14,600 164
Seibu Holdings, Inc. 19,900 179
Seiko Epson Corp. 16,900 180
Sekisui Chemical Co., Ltd. 47,200 645
Sekisui House, Ltd. 63,600 1,163
Seven & i Holdings Co., Ltd. 16,300 497
Seven Bank, Ltd. 27,500 67
SG Holdings Co., Ltd. 4,600 168
Shimadzu Corp. 2,700 69
Shimano, Inc. 600 131
Shimizu Corp. 70,100 505
Shin-Etsu Chemical Co., Ltd. 2,800 328
Shinsei Bank, Ltd. 21,300 242
Shizuoka Bank, Ltd. (The) 16,700 109
Showa Denko KK 2,200 46
SMC Corp. 800 417
Softbank Corp. 30,000 402
SoftBank Group Corp. 1,500 94
Sohgo Security Services Co., Ltd. 5,600 264
Sompo Japan Nipponkoa Holdings, Inc. 23,500 774
Sony Corp. 10,000 775
Square Enix Holdings Co., Ltd. 1,900 101
Stanley Electric Co., Ltd. 11,300 270
Sumitomo Chemical Co., Ltd. 100,100 290
Sumitomo Corp. 77,400 863
Sumitomo Electric Industries, Ltd. 51,100 570
Sumitomo Heavy Industries, Ltd. 2,200 43
Sumitomo Metal Mining Co., Ltd. 13,300 398
Sumitomo Mitsui Financial Group, Inc. 37,100 992
Sumitomo Mitsui Trust Holdings, Inc. 21,700 560
Sumitomo Rubber Industries, Ltd. 26,200 219
Sundrug Co., Ltd. 9,900 339
Suntory Beverage & Food, Ltd. 1,300 49
Suzuki Motor Corp. 8,000 266
Sysmex Corp. 1,000 77
T&D Holdings, Inc. 27,500 227
Taiheiyo Cement Corp. 13,700 299
Taisei Corp. 7,021 242
Takeda Pharmaceutical Co., Ltd. 6,966 248
Teijin, Ltd. 22,000 317
Terumo Corp. 8,100 305
Tobu Railway Co., Ltd. 4,100 115
Toho Gas Co., Ltd. 2,000 87
Tohoku Electric Power Co., Inc. 51,700 488
Tokio Marine Holdings, Inc. 18,900 798
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Tokyo Electric Power Co. Holdings, Inc.
(Æ) 142,500 379
Tokyo Electron, Ltd. 5,200 1,421
Tokyo Gas Co., Ltd. 11,400 242
Tokyu Fudosan Holdings Corp. 84,100 325
Toppan Printing Co., Ltd. 32,500 491
Toray Industries, Inc. 112,600 489
Tosoh Corp. 31,000 418
Toyo Suisan Kaisha, Ltd. 9,600 580
Toyoda Gosei Co., Ltd. 10,200 199
Toyota Industries Corp. 8,000 407
Toyota Motor Corp. 67,900 4,044
Toyota Tsusho Corp. 21,700 548
Trend Micro, Inc. 6,500 379
Tsuruha Holdings, Inc. 4,100 565
Unicharm Corp. 8,200 369
Welcia Holdings Co., Ltd. 4,500 412
West Japan Railway Co. 1,100 47
Yakult Honsha Co., Ltd. 1,700 97
Yamada Denki Co., Ltd. 90,200 392
Yamaha Motor Co., Ltd. 18,300 269
Yamazaki Baking Co., Ltd. 14,300 239
Yokohama Rubber Co., Ltd. (The) 9,400 121
88,793
Jersey - 0.2%
Ferguson PLC 9,798 876
Polymetal International PLC 9,136 229
1,105
Luxembourg - 0.3%
ArcelorMittal SA(Æ) 39,109 435
RTL Group SA 11,932 395
SES SA 53,095 377
Tenaris SA 13,090 77
1,284
Malaysia - 0.2%
CIMB Group Holdings BHD 131,378 112
Hartalega Holdings BHD 64,973 310
Malayan Banking BHD 107,700 195
Petronas Gas BHD 31,500 125
Public Bank BHD 13,234 53
Sime Darby Plantation BHD 105,218 129
Tenaga Nasional BHD 43,243 116
1,040
Mexico - 0.4%
Alfa SAB de CV Class A 102,112 55
America Movil SAB de CV 278,194 175
Arca Continental SAB de CV 17,895 88
Cemex SAB de CV 515,397 158
Coca-Cola Femsa SAB de CV 19,009 79
Fomento Economico Mexicano SAB de
CV 16,790 103
Gruma SAB de CV Class B 9,839 115
Grupo Aeroportuario del Pacifico SAB de
CV Class B 13,519 90
Grupo Aeroportuario del Sureste SAB de
CV Class B(Æ) 7,279 72

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 469
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Grupo Financiero Banorte SAB de CV
Class O(Æ) 35,528 128
Grupo Financiero Inbursa SAB de CV
Class O(Æ) 85,205 61
Grupo Mexico SAB de CV 57,874 146
Infraestructura Energetica Nova SAB
de CV 19,277 57
Kimberly-Clark de Mexico SAB de CV
Class A 54,515 89
Orbia Advance Corp. SAB de CV 38,228 61
Promotora y Operadora de
Infraestructura SAB de CV(Æ) 13,360 98
Wal-Mart de Mexico SAB de CV 30,074 71
1,646
Netherlands - 2.2%
Adyen NV(Æ)(Þ) 424 708
AerCap Ireland Capital, Ltd. / AerCap
Global Aviation Trust(Æ) 2,487 67
ASML Holding NV 6,560 2,318
Exor NV 11,955 676
ING Groep NV 127,794 886
Just Eat Takeaway.com NV(Æ)(Þ) 3,646 394
Koninklijke Ahold Delhaize NV 58,151 1,676
Koninklijke KPN NV 95,510 248
Koninklijke Vopak NV 8,053 440
NN Group NV 11,951 439
Qiagen NV(Æ) 1,834 91
Randstad NV 14,800 713
Royal Dutch Shell PLC Class A 82,545 1,220
Wolters Kluwer NV 6,302 498
10,374
New Zealand - 0.5%
a2 Milk Co., Ltd. (The)(Æ) 30,489 422
Fisher & Paykel Healthcare Corp., Ltd. 21,702 518
Mercury NZ, Ltd. 65,021 202
Meridian Energy, Ltd. 93,215 300
Spark New Zealand, Ltd. 199,807 651
2,093
Norway - 0.6%
DNB ASA 26,950 414
Mowi ASA 28,948 524
Norsk Hydro ASA(Æ) 70,951 200
Orkla ASA 80,871 798
Telenor ASA 16,340 254
Yara International ASA 10,483 441
2,631
Peru - 0.0%
Credicorp , Ltd. 465 59
Philippines - 0.0%
SM Investments Corp. 7,810 140
Poland - 0.2%
CD Projekt SA(Æ) 1,650 178
Cyfrowy Polsat SA(Æ) 11,604 87
Dino Polska SA(Æ)(Þ) 3,481 194
Grupa Lotos SA 2,964 39
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
KGHM Polska Miedz SA(Æ) 6,311 214
Polski Koncern Naftowy ORLEN SA 4,143 59
Powszechna Kasa Oszczednosci Bank
Polski SA(Æ) 12,180 71
Powszechny Zaklad Ubezpieczen SA 12,147 88
930
Portugal - 0.2%
Banco Espirito Santo SA Class C(Æ)(Š) 22,842 3
Energias de Portugal SA 97,228 492
Jeronimo Martins SGPS SA 33,361 564
1,059
Russia - 0.4%
Evraz PLC 13,788 52
Gazprom PJSC 92,007 227
Inter RAO UES PJSC 996,482 78
Lukoil PJSC 4,352 299
MMC Norilsk Nickel PJSC 705 187
Novatek PJSC - GDR 1,097 162
Rosneft Oil Co. PJSC 15,929 77
Sberbank of Russia PJSC Class T 107,319 320
Surgutneftegas PJSC 265,965 134
Tatneft PJSC 21,809 163
1,699
Singapore - 0.6%
BOC Aviation, Ltd.(Þ) 12,800 74
CapitaLand, Ltd. 198,800 395
DBS Group Holdings, Ltd. 13,000 185
Oversea-Chinese Banking Corp., Ltd. 55,613 344
Singapore Telecommunications, Ltd. 226,100 411
United Overseas Bank, Ltd. 13,400 188
UOL Group, Ltd. 64,500 309
Wilmar International, Ltd. 227,500 772
2,678
South Africa - 0.9%
Anglo American Platinum, Ltd. 1,357 104
Anglo American PLC 68,274 1,686
AngloGold Ashanti, Ltd. 7,362 238
Bidvest Group, Ltd. (The) 10,355 80
Clicks Group, Ltd. 10,680 143
Discovery Holdings, Ltd. 14,482 94
Exxaro Resources, Ltd. 9,195 72
FirstRand, Ltd. 52,345 120
Gold Fields, Ltd. - ADR 18,028 236
Growthpoint Properties, Ltd.(ö) 86,717 68
Life Healthcare Group Holdings, Ltd.(Æ) 52,456 53
Mr Price Group, Ltd. 9,045 68
MTN Group, Ltd. 33,148 115
Naspers, Ltd. Class N 2,937 542
Old Mutual, Ltd. 94,317 63
Rand Merchant Investment Holdings,
Ltd. 27,648 51
Sanlam, Ltd. 46,734 167
Standard Bank Group, Ltd. 18,553 119
4,019
South Korea - 1.1%
Celltrion , Inc.(Æ) 1,169 292

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
470 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
DB Insurance Co., Ltd. 2,274 90
Hana Financial Group, Inc. 4,912 122
Hyundai Glovis Co., Ltd. 866 81
Hyundai Marine & Fire Insurance Co.,
Ltd. 5,850 114
Hyundai Mobis Co., Ltd. 1,231 213
Hyundai Motor Co. 1,638 174
Industrial Bank of Korea 8,269 56
KB Financial Group, Inc. 4,792 142
Kia Motors Corp. 5,955 202
Korea Electric Power Corp. 5,183 83
KT&G Corp. 1,150 78
LG Corp. Class H 3,202 199
LG Electronics, Inc. Class H 1,292 77
LG Household & Health Care, Ltd. 121 139
NAVER Corp. 576 146
POSCO 852 139
Samsung Electronics Co., Ltd. 38,488 1,874
Samsung Fire & Marine Insurance Co.,
Ltd. 364 52
Shinhan Financial Group Co., Ltd. 7,152 181
SK Hynix, Inc. 3,984 278
SK Telecom Co., Ltd. 515 95
Woori Financial Group, Inc. 14,139 100
4,927
Spain - 1.8%
ACS Actividades de Construccion y
Servicios SA 21,961 509
Banco Bilbao Vizcaya Argentaria SA
- ADR 127,355 399
Banco Santander SA - ADR 405,315 871
Bankinter SA 40,647 211
CaixaBank SA 170,316 368
Cellnex Telecom SA(Þ) 6,463 407
Enagas SA 17,524 443
Endesa SA - ADR 33,273 946
Ferrovial SA 11,791 289
Gas Natural SDG SA 21,730 404
Grifols SA 10,320 301
Iberdrola SA 75,356 973
Red Electrica Corp. SA 33,410 652
Repsol SA - ADR 91,249 712
Telefonica SA - ADR 204,139 854
8,339
Sweden - 3.0%
Atlas Copco AB(Æ) 27,534 1,156
Bausch & Lomb, Inc.(Æ) 34,626 944
Electrolux AB 6,018 113
Epiroc AB Class B 11,834 161
Essity Aktiebolag Class B 18,929 623
Hennes & Mauritz AB Class B 6,242 97
Hexagon AB Class B(Æ) 7,918 516
Husqvarna AB Class B 13,297 127
ICA Gruppen AB 8,224 404
Industrivarden AB Class C(Æ) 6,404 158
Investor AB Class B 10,046 594
Kinnevik AB Class B 6,472 227
L E Lundbergforetagen AB Class B 6,649 311
Lundin Petroleum AB 5,570 129
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Sandvik AB(Æ) 42,901 800
Securitas AB Class B(Æ) 7,388 110
Skandinaviska Enskilda Banken AB
Class A(Ñ) 78,218 758
Skanska AB Class B(Æ) 34,581 698
SKF AB Class B 41,120 761
Svenska Handelsbanken AB Class A(Æ) 148,030 1,404
Swedbank AB Class A 39,152 636
Swedish Match AB 14,859 1,138
Tele2 AB Class B 28,831 409
Volvo AB Class B 99,353 1,720
13,994
Switzerland - 8.2%
ABB, Ltd. 3,556 89
Adecco SA 8,628 410
Alcon, Inc.(Æ) 2,993 181
Baloise Holding AG 5,610 856
Barry Callebaut AG 125 260
Chocoladefabriken Lindt & Spruengli
AG 90 1,163
Coca-Cola HBC AG - ADR(Æ) 5,429 143
Credit Suisse Group AG 56,373 604
EMS- Chemie Holding AG 282 243
Geberit AG 492 272
Givaudan SA 152 627
Glencore PLC(Æ) 593,848 1,369
Kuehne & Nagel International AG 3,672 632
LafargeHolcim , Ltd.(Æ) 28,716 1,360
Lonza Group AG 1,190 743
Nestle SA 66,531 7,883
Novartis AG 54,661 4,527
Pargesa Holding SA 4,480 358
Partners Group Holding AG 1,221 1,183
Roche Holding AG 16,603 5,746
Schindler Holding AG 1,659 417
SGS SA 250 657
Sika AG 741 163
Sonova Holding AG(Æ) 1,905 428
STMicroelectronics NV 6,644 188
Swatch Group AG (The) 2,888 115
Swatch Group AG (The) Class B 1,003 211
Swiss Life Holding AG 2,492 913
Swiss Prime Site AG Class A 4,566 416
Swiss Re AG 6,062 479
Swisscom AG 1,679 894
UBS Group AG 150,990 1,778
Vifor Pharma AG 1,535 217
Zurich Insurance Group AG 6,550 2,421
37,946
Taiwan - 1.8%
Asia Cement Corp. 56,489 77
Asustek Computer, Inc. 13,489 99
Catcher Technology Co., Ltd. 22,000 161
Cathay Financial Holding Co., Ltd. 96,000 129
China Development Financial Holding
Corp. 260,814 77
China Life Insurance Co., Ltd. 113,218 79
Chunghwa Telecom Co., Ltd. 89,637 335
Compal Electronics, Inc. 179,412 114

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 471
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
CTBC Financial Holding Co., Ltd. 299,578 197
Far Eastern New Century Corp. 120,114 105
First Financial Holding Co., Ltd. 176,460 142
Formosa Chemicals & Fibre Corp. 43,614 100
Formosa Plastics Corp. 49,765 133
Fubon Financial Holding Co., Ltd. 116,000 164
Hon Hai Precision Industry Co., Ltd. 125,844 335
Hua Nan Financial Holdings Co., Ltd. 200,870 137
Largan Precision Co., Ltd. 1,590 206
Lite-On Technology Corp. 96,462 163
MediaTek , Inc. 7,326 176
Mega Financial Holding Co., Ltd. 150,846 166
Nan Ya Plastics Corp. 65,891 136
Pegatron Corp. 41,000 87
Pou Chen Corp. Class B 161,743 147
Powertech Technology, Inc. 50,000 167
Shin Kong Financial Holding Co., Ltd. 298,998 87
SinoPac Financial Holdings Co., Ltd. 386,900 140
Synnex Technology International Corp. 66,000 98
Taiwan Cement Corp. 140,165 215
Taiwan Cooperative Financial Holding
Co., Ltd. 256,122 187
Taiwan Semiconductor Manufacturing
Co., Ltd. 187,576 2,745
Uni -President Enterprises Corp. 73,938 180
United Microelectronics Corp. 388,000 297
Vanguard International Semiconductor
Corp. 52,554 170
Win Semiconductors Corp. 13,000 139
Wistron Corp. 121,829 144
WPG Holdings, Ltd. 57,053 77
Yuanta Financial Holding Co., Ltd. 264,232 161
8,272
Thailand - 0.2%
Advanced Info Service PCL 33,900 202
Airports of Thailand PCL 66,600 110
CP ALL PCL 35,000 77
Kasikornbank PCL 16,000 42
PTT Exploration & Production PCL 29,000 85
PTT PCL 113,000 136
Siam Commercial Bank PCL (The) 36,000 77
Thai Union Group PCL Class F 300,200 129
858
Turkey - 0.1%
Akbank TAS(Æ) 120,391 91
BIM Birlesik Magazalar AS 17,865 183
Eregli Demir ve Celik Fabrikalari TAS 108,959 119
Turkcell Iletisim Hizmetleri AS 75,654 161
554
United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC 47,852 66
Aldar Properties PJSC 301,154 140
Dubai Islamic Bank PJSC 75,344 77
Emirates Telecommunications Group
Co. PJSC 50,073 226
First Abu Dhabi Bank PJSC 35,184 106
615
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
United Kingdom - 9.6%
3i Group PLC 35,660 418
Admiral Group PLC 8,431 266
Antofagasta PLC 32,666 442
Ashtead Group PLC 8,395 270
Associated British Foods PLC 14,183 329
AstraZeneca PLC 22,720 2,520
Auto Trader Group PLC(Þ) 42,290 298
AVEVA Group PLC 3,491 190
Aviva PLC 170,814 595
BAE Systems PLC 102,635 662
Barclays PLC 933,582 1,240
Barratt Developments PLC 129,910 875
Berkeley Group Holdings PLC 14,540 852
BP PLC 129,385 469
British American Tobacco PLC 102,564 3,405
BT Group PLC 647,563 840
Bunzl PLC 13,665 394
Compass Group PLC 21,624 299
Croda International PLC(Æ) 2,522 190
Diageo PLC 21,603 792
Direct Line Insurance Group PLC 170,672 665
Experian PLC 22,075 778
Fiat Chrysler Automobiles NV 92,256 945
GlaxoSmithKline PLC - ADR 59,671 1,198
Halma PLC 22,749 652
HSBC Holdings PLC 382,984 1,742
Imperial Tobacco Group PLC 52,024 873
Informa PLC 12,340 60
Intertek Group PLC 1,209 86
ITV PLC 336,446 251
J Sainsbury PLC 245,425 603
Johnson Matthey PLC 18,502 545
Kingfisher PLC 223,609 712
Land Securities Group PLC(ö) 12,804 97
Legal & General Group PLC 383,170 1,084
Lloyds Banking Group PLC 3,702,417 1,284
London Stock Exchange Group PLC 2,866 320
M&G PLC 187,528 397
Mondi PLC 21,928 393
National Grid PLC 76,162 901
Next PLC 5,137 369
Ocado Group PLC(Æ) 4,737 127
Pearson PLC 39,445 273
Persimmon PLC Class A 38,483 1,218
Prudential PLC 29,345 429
Reckitt Benckiser Group PLC 4,822 488
RELX PLC 29,804 633
Rentokil Initial PLC 15,536 109
Royal Bank of Scotland Group PLC 307,463 430
Royal Dutch Shell PLC Class B 6,500 92
RSA Insurance Group PLC 96,557 546
Sage Group PLC (The) 43,217 414
Schroders PLC 2,156 84
Scottish & Southern Energy PLC 36,912 632
Segro PLC(ö) 70,827 902
Severn Trent PLC Class H 19,572 630
Smith & Nephew PLC 43,614 871
Smiths Group PLC 7,573 135
Spirax-Sarco Engineering PLC 2,655 360

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
472 Multifactor International Equity Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
St. James's Place PLC 7,346 91
Standard Chartered PLC 109,462 556
Standard Life Aberdeen PLC(Æ) 202,950 670
Taylor Wimpey PLC 431,721 673
Tesco PLC 237,205 676
Unilever NV 11,820 700
Unilever PLC 11,480 689
United Utilities Group PLC 52,930 626
Vodafone Group PLC 305,145 463
Wausau Paper Corp. 119,070 891
Wm Morrison Supermarkets PLC 307,575 754
44,463
United States - 0.3%
CK Hutchison Holdings, Ltd. Class B 82,258 537
Globant SA(Æ) 1,196 207
NetEase , Inc. - ADR 242 111
TAL Education Group - ADR 5,103 399
Vipshop Holdings, Ltd. - ADR 12,677 289
1,543
Total Common Stocks
(cost $407,343) 424,827
Preferred Stocks - 1.0%
Brazil - 0.2%
Banco Bradesco SA
8.374% (Ÿ) 41,566 179
Cia Energetica de Minas Gerais
4.873% (Ÿ) 32,534 75
Itau Unibanco Holding SA
5.350% (Ÿ) 41,703 215
Itausa SA
5.300% (Ÿ) 100,804 206
Petroleo Brasileiro SA
2.737% (Ÿ) 34,374 146
Telefonica Brasil SA
6.055% (Ÿ) 17,378 175
996
Colombia - 0.0%
Bancolombia SA
6.339% (Ÿ) 16,697 119
Germany - 0.7%
Fuchs Petrolub SE
2.588% (Ÿ) 2,713 119
Henkel AG & Co. KGaA
2.143% (Ÿ) 3,307 326
Porsche Automobil Holding SE(Æ)
0.000% 15,074 857
Sartorius AG
0.103% (Ÿ) 1,525 585
Volkswagen AG(Æ)
0.000% 8,291 1,227
3,114
Italy - 0.1%
Telecom Italia SpA
7.495% (Ÿ) 656,621 263
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Russia - 0.0%
Surgutneftegas PJSC
2.596% (Ÿ) 310,868 157
South Korea - 0.0%
Samsung Electronics Co., Ltd.
2.937% (Ÿ) 1,897 79
Total Preferred Stocks
(cost $4,678) 4,728
Warrants and Rights - 0.0%
Hong Kong - 0.0%
Legend Holdings Corp.(Æ)
2023 Rights 2,053 —
Spain - 0.0%
Cellnex Telecom SA(Æ)
 2023 Rights 6,463 27
Total Warrants and Rights
(cost $—) 27
Short-Term Investments - 3.3%
United States - 3.3%
U.S. Cash Management Fund(@) 15,411,075 (∞) 15,409
Total Short-Term Investments
(cost $15,410) 15,409
Other Securities - 0.2%
U.S. Cash Collateral Fund(x)(@) 903,746 (∞) 904
Total Other Securities
(cost $904) 904
Total Investments - 96.4%
(identified cost $428,335) 445,895
Other Assets and Liabilities, Net
- 3.6%
16,544
Net Assets - 100.0%
462,439

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 473
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
1.5%
Adyen NV 12/20/19 EUR 424 814 .94 346
708
Amundi SA 01/10/17 EUR 2,770 57 .56 159
211
Auto Trader Group PLC 04/30/19 GBP 42,290 6 .66 282
298
BOC Aviation, Ltd. 06/19/18 HKD 12,800 6 .45 83
74
Cellnex Telecom SA 04/14/20 EUR 6,463 50 .43 326
407
CGN Power Co., Ltd. 07/19/19 HKD 352,398 0 .28 100
74
Covestro AG 07/20/16 EUR 9,289 53 .45 496
361
Dino Polska SA 04/14/20 PLN 3,481 41 .26 144
194
Hydro One, Ltd. 06/19/20 CAD 10,914 18 .71 204
233
Innovent Biologics, Inc. 12/20/19 HKD 36,206 3 .43 124
222
Just Eat Takeaway.com NV 04/14/20 EUR 3,646 98 .99 361
394
Longfor Group Holdings, Ltd. 06/19/18 HKD 46,426 3 .06 142
230
Moneta Money Bank AS 06/19/18 CZK 30,025 3 .44 103
69
Orsted A/S 01/17/18 DKK 5,743 60 .79 349
823
Pirelli & C SpA 06/19/18 EUR 57,779 6 .25 361
229
Postal Savings Bank of China Co., Ltd. 06/19/18 HKD 119,506 0 .68 82
66
Poste Italiane SpA 07/20/16 EUR 56,408 7 .86 444
518
Siemens Healthineers AG 04/14/20 EUR 1,826 41 .17 75
95
WH Group, Ltd. 04/30/19 HKD 944,000 0 .93 882
840
Worldline SA 04/14/20 EUR 3,126 67 .71 212
270
Wuxi Biologics (Cayman), Inc. 06/19/18 HKD 10,264 10 .70 110
212
Zalando SE 12/20/19 EUR 6,180 48 .53 300
447
6,975
For a description of restricted securities see note 6 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
EURO STOXX 50 Index Futures 562 EUR 17,888 09/20
(87)
FTSE 100 Index Futures 66 GBP 3,885 09/20
(272)
MSCI EAFE Index Futures 299 USD 27,113 09/20
(762)
S&P/TSX 60 Index Futures 75 CAD 14,481 09/20
594
SPI 200 Index Futures 74 AUD 10,874 09/20
50
TOPIX Index Futures 51 JPY 763,216 09/20
(398)
Short Positions
MSCI Emerging Markets Index Futures 825 USD 44,108 09/20
(4,008)
S&P 500 E-Mini Index Futures 66 USD 10,770 09/20
(740)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
(5,623)
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 1,103 AUD 1,600 09/16/20 40
Bank of America USD 4,870 CAD 6,600 09/16/20 57
Bank of America USD 2,705 EUR 2,400 09/16/20 126
Bank of America USD 1,619 GBP 1,300 09/16/20 84
Bank of America USD 632 HKD 4,900 09/16/20 —

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
474 Multifactor International Equity Fund
T
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America EUR 9 USD 11 08/04/20 —
Bank of America JPY 96,000 USD 899 09/16/20 (8)
Bank of New York USD 3,748 AUD 5,353 09/16/20 77
Bank of New York USD 3,406 CAD 4,558 09/16/20 (3)
Bank of New York USD 629 EUR 552 09/16/20 23
Bank of New York USD 1,676 HKD 13,000 09/16/20 1
Bank of New York USD 738 JPY 78,967 09/16/20 9
Bank of New York SEK 7,237 USD 785 09/16/20 (40)
Citigroup USD 3,751 AUD 5,353 09/16/20 74
Citigroup USD 3,397 CAD 4,558 09/16/20 6
Citigroup USD 1,561 CHF 1,482 09/16/20 61
Citigroup USD 629 EUR 552 09/16/20 22
Citigroup USD 10,755 EUR 9,598 09/16/20 561
Citigroup USD 887 GBP 717 09/16/20 52
Citigroup USD 1,676 HKD 13,000 09/16/20 1
Citigroup USD 738 JPY 78,967 09/16/20 9
Citigroup USD 12,755 JPY 1,362,713 09/16/20 125
Citigroup AUD 19,937 USD 13,681 09/16/20 (564)
Citigroup CAD 19,661 USD 14,495 09/16/20 (185)
Citigroup HKD 65,031 USD 8,387 09/16/20 (4)
Citigroup NOK 2,412 USD 251 09/16/20 (14)
Citigroup SEK 7,237 USD 785 09/16/20 (39)
Citigroup SEK 10,691 USD 1,132 09/16/20 (87)
JPMorgan Chase USD 3,748 AUD 5,353 09/16/20 77
JPMorgan Chase USD 3,399 CAD 4,558 09/16/20 5
JPMorgan Chase USD 629 EUR 552 09/16/20 22
JPMorgan Chase USD 1,676 HKD 13,000 09/16/20 1
JPMorgan Chase USD 737 JPY 78,967 09/16/20 9
JPMorgan Chase SEK 7,237 USD 785 09/16/20 (40)
Royal Bank of Canada USD 3,755 AUD 5,353 09/16/20 71
Royal Bank of Canada USD 3,404 CAD 4,558 09/16/20 —
Royal Bank of Canada USD 630 EUR 552 09/16/20 21
Royal Bank of Canada USD 1,676 HKD 13,000 09/16/20 1
Royal Bank of Canada USD 737 JPY 78,967 09/16/20 9
Royal Bank of Canada SEK 7,237 USD 787 09/16/20 (38)
Standard Chartered USD 3,749 AUD 5,353 09/16/20 76
Standard Chartered USD 3,405 CAD 4,558 09/16/20 (2)
Standard Chartered USD 629 EUR 552 09/16/20 23
Standard Chartered USD 1,676 HKD 13,000 09/16/20 1
Standard Chartered USD 737 JPY 78,967 09/16/20 9
Standard Chartered SEK 7,237 USD 786 09/16/20 (39)
State Street CHF 1,473 USD 1,562 09/16/20 (50)
State Street GBP 698 USD 891 09/16/20 (23)
State Street NOK 21,270 USD 2,279 09/16/20 (58)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
459
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Common Stocks
Australia $ 151 $ 23,400 $ —
$ —
$ 23,551
Austria — 1,343 —
—
1,343
Belgium — 4,504 —
—
4,504
Brazil 1,694 — —
—
1,694

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor International Equity Fund 475
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Canada 31,686 — —
—
31,686
Cayman Islands — 1,291 —
—
1,291
Chile 290 — —
—
290
China 4,863 11,343 —
—
16,206
Czech Republic — 69 —
—
69
Denmark — 8,772 —
—
8,772
Finland — 8,584 —
—
8,584
France — 28,085 —
—
28,085
Germany — 30,999 —
—
30,999
Greece — 175 —
—
175
Hong Kong — 9,783 46
—
9,829
Hungary — 132 —
—
132
Indonesia — 770 —
—
770
Ireland — 3,770 —
—
3,770
Israel 574 2,807 —
—
3,381
Italy — 8,635 —
—
8,635
Japan — 88,793 —
—
88,793
Jersey — 1,105 —
—
1,105
Luxembourg — 1,284 —
—
1,284
Malaysia — 1,040 —
—
1,040
Mexico 1,646 — —
—
1,646
Netherlands 67 10,307 —
—
10,374
New Zealand — 2,093 —
—
2,093
Norway — 2,631 —
—
2,631
Peru 59 — —
—
59
Philippines — 140 —
—
140
Poland — 930 —
—
930
Portugal — 1,056 3
—
1,059
Russia — 1,699 —
—
1,699
Singapore — 2,678 —
—
2,678
South Africa — 4,019 —
—
4,019
South Korea — 4,927 —
—
4,927
Spain — 8,339 —
—
8,339
Sweden — 13,994 —
—
13,994
Switzerland — 37,946 —
—
37,946
Taiwan — 8,272 —
—
8,272
Thailand — 858 —
—
858
Turkey — 554 —
—
554
United Arab Emirates — 615 —
—
615
United Kingdom — 44,463 —
—
44,463
United States 1,006 537 —
—
1,543
Preferred Stocks 1,115 3,613 — — 4,728
Warrants and Rights 27 — — — 27
Short-Term Investments — — — 15,409 15,409
Other Securities — — — 904 904
Total Investments 43,178 386,355 49 16,313 445,895

Russell Investment Company
Multifactor International Equity Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
476 Multifactor International Equity Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical
Expedient (a) Total
Other Financial Instruments
Assets
Futures Contracts 64 4 — —
—
64 4
Foreign Currency Exchange Contracts — 1,653 —
—
1,653
Liabilities
Futures Contracts (6,267) — —
—
(6,267)
Foreign Currency Exchange Contracts — (1,194) —
—
(1,194)
Total Other Financial Instruments
*
$ (5,623) $ 459 $ — $ — $ (5,164)
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to Quarterly
Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended July 31,
2020, were less than 1% of net assets.
Amounts in thousands
Sector Exposure
Fair Value
$
Common Stocks
Consumer Discretionary ..........................................................
48,720
Consumer Staples ...................................................................
34,054
Energy ....................................................................................
15,925
Financial Services ...................................................................
100,396
Health Care .............................................................................
43,482
Materials and Processing ........................................................
49,591
Producer Durables ..................................................................
50,417
Technology ..............................................................................
42,016
Utilities ...................................................................................
40,226
Preferred Stocks
Consumer Discretionary ..........................................................
2,084
Consumer Staples ...................................................................
326
Energy ....................................................................................
422
Financial Services ...................................................................
719
Health Care .............................................................................
585
Technology ..............................................................................
79
Utilities ...................................................................................
513
Warrants and Righ ts ....................................................................
27
Short-Term Investments ………………………………………………..
15,409
Other Securitie s ...........................................................................
904
Total Investments .................................................................... 445,895

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 477
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Long-Term Investments - 91.1%
Corporate Bonds and Notes - 18.4%
Air Lease Corp.
2.625% due 07/01/22 240 240
Ally Financial, Inc.
5.800% due 05/01/25 190 220
Apple, Inc.
3.000% due 02/09/24 204 221
Archer-Daniels-Midland Co.
3.375% due 03/15/22 223 233
Bayer US Finance II LLC
3.875% due 12/15/23 (Þ) 204 223
Bayer US Finance LLC
3.375% due 10/08/24 (Þ) 204 223
Berkshire Hathaway Energy Co.
6.125% due 04/01/36 146 221
Berkshire Hathaway Finance Corp.
4.400% due 05/15/42 163 227
Berkshire Hathaway, Inc.
2.750% due 03/15/23 210 223
BP Capital Markets America, Inc.
3.245% due 05/06/22 247 259
Brighthouse Financial, Inc.
Series WI
4.700% due 06/22/47 233 231
Burlington Northern Santa Fe LLC
4.900% due 04/01/44 156 225
Capital One Financial Corp.
3.650% due 05/11/27 195 217
Charter Communications Operating LLC
/ Charter Communications Operating
Capital
Series WI
4.464% due 07/23/22 240 256
Cheniere Corpus Christi Holdings LLC
Series WI
5.875% due 03/31/25 200 228
Daimler Finance NA LLC
3.400% due 02/22/22 (Þ) 247 256
Delta Air Lines Pass-Through Trust
7.000% due 05/01/25 (Þ) 213 228
Energy Transfer Operating, LP
7.500% due 07/01/38 198 240
Enterprise Products Operating LLC
Series D
6.875% due 03/01/33 190 256
Exelon Corp.
3.497% due 06/01/22 245 257
Exelon Generation Co. LLC
5.600% due 06/15/42 183 222
Exxon Mobil Corp.
2.397% due 03/06/22 251 258
Flowserve Corp.
1.250% due 03/17/22 227 261
General Electric Co.
4.400% due 05/15/30 (Þ) 204 215
Series GMTN
6.875% due 01/10/39 195 252
General Motors Financial Co., Inc.
3.700% due 05/09/23 249 260
GLP Capital, LP / GLP Financing II, Inc.
5.300% due 01/15/29 236 262
Goldman Sachs Group, Inc. (The)
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
5.750% due 01/24/22 205 221
GUSAP III, LP
Series REGS
4.250% due 01/21/30 247 251
Home Depot, Inc. (The)
2.625% due 06/01/22 247 257
Inter-American Development Bank
3.125% due 09/18/28 550 656
Jefferies Group, Inc.
Series EMTN
6.250% due 01/15/36 182 228
Kinder Morgan Energy Partners, LP
6.550% due 09/15/40 167 224
Microsoft Corp.
2.000% due 08/08/23 235 247
Nestle Holdings, Inc.
3.350% due 09/24/23 (Þ) 239 260
NGPL PipeCo LLC
4.875% due 08/15/27 (Þ) 225 249
ONEOK Partners, LP
6.125% due 02/01/41 214 240
ONEOK, Inc.
3.100% due 03/15/30 236 223
PacifiCorp
6.250% due 10/15/37 144 221
Plains All American Pipeline, LP
5.150% due 06/01/42 259 255
Precision Castparts Corp.
3.250% due 06/15/25 200 224
Raytheon Technologies Corp.
3.200% due 03/15/24 (Þ) 205 222
Santander Holdings, Inc.
Series FXD
3.500% due 06/07/24 244 262
Sherwin-Williams Co. (The)
2.750% due 06/01/22 27 28
Southern Power Co.
5.150% due 09/15/41 184 219
Spectra Energy Partners, LP
4.750% due 03/15/24 197 221
Sunoco Logistics Partners Operations,
LP
5.950% due 12/01/25 219 250
Synchrony Financial
3.700% due 08/04/26 225 235
Sysco Corp.
3.300% due 07/15/26 242 262
Thermo Fisher Scientific, Inc.
0.750% due 09/12/24 226 272
T-Mobile USA, Inc.
3.500% due 04/15/25 (Þ) 212 234
Unilever Capital Corp.
2.200% due 05/05/22 254 262
Upjohn Finance BV
2.700% due 06/22/30 (Þ) 206 220
Vistra Operations Co. LLC
3.550% due 07/15/24 (Þ) 247 260
Volkswagen Group of America Finance
LLC
4.000% due 11/12/21 (Þ) 246 256
Walmart, Inc.
2.350% due 12/15/22 249 261
Walt Disney Co. (The)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
478 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
3.350% due 03/24/25 225 252
13,886
International Debt - 14.8%
3M Co.
0.375% due 02/15/22 EUR 229 271
Aegon NV
5.500% due 04/11/48 (Ê) 213 231
Alibaba Group Holding, Ltd.
2.800% due 06/06/23 225 239
Altria Group, Inc.
3.125% due 06/15/31 EUR 190 253
America Movil SAB de CV
3.125% due 07/16/22 227 237
Anheuser-Busch InBev Finance, Inc.
Series MPLE
2.600% due 05/15/24 CAD 333 260
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 09/06/24 AUD 340 265
AT&T, Inc.
Series MPLE
4.850% due 05/25/47 CAD 256 229
Azure Orbit IV International Finance,
Ltd.
3.750% due 01/25/23 246 257
Banco Santander Mexico SA
Series REGS
5.375% due 04/17/25 211 234
Bangkok Bank PCL
Series REGS
4.050% due 03/19/24 198 215
Bank of America Corp.
Series MPLE
3.407% due 09/20/25 (Ê) CAD 294 236
Bank of Nova Scotia (The)
1.950% due 02/01/23 215 223
Barclays PLC
5.250% due 08/17/45 157 224
Becton Dickinson and Co.
1.000% due 12/15/22 EUR 224 267
BNP Paribas SA
3.500% due 03/01/23 (Þ) 241 257
Bocom Leasing Management Hong Kong
Co., Ltd.
4.375% due 01/22/24 200 216
Booking Holdings, Inc.
0.800% due 03/10/22 EUR 226 268
BP Capital Markets PLC
3.814% due 02/10/24 200 221
Brookfield Finance, Inc.
4.000% due 04/01/24 204 223
Canadian Imperial Bank of Commerce
3.100% due 04/02/24 218 236
Celulosa Arauco y Constitucion SA
Series REGS
5.150% due 01/29/50 229 235
Central Japan Railway Co.
2.800% due 02/23/22 251 258
Danske Bank A/S
5.000% due 01/12/22 (Þ) 239 252
Deutsche Telekom International Finance
BV
2.485% due 09/19/23 (Þ) 227 238
DH Europe Finance II Sarl
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
0.450% due 03/18/28 211 247
DIB Sukuk , Ltd.
3.625% due 02/06/23 247 256
Enel SpA
4.875% due 06/14/29 (Þ) 183 225
Eni SpA
Series X-R
4.750% due 09/12/28 (Þ) 191 222
Enstar Group, Ltd.
4.950% due 06/01/29 228 251
FedEx Corp.
1.625% due 01/11/27 EUR 201 246
Lloyds Banking Group PLC
3.000% due 01/11/22 249 258
Lukoil International Finance BV
Series REGS
4.563% due 04/24/23 240 255
Mitsubishi UFJ Financial Group, Inc.
3.218% due 03/07/22 248 259
National Grid NA, Inc.
0.750% due 02/11/22 EUR 200 238
PepsiCo, Inc.
2.150% due 05/06/24 CAD 338 263
PPG Industries, Inc.
0.875% due 03/13/22 EUR 226 268
Prologis, LP
3.000% due 01/18/22 EUR 114 139
SF Holding Investment, Ltd.
4.125% due 07/26/23 200 214
Shell International Finance BV
2.250% due 01/06/23 250 261
SIB Sukuk Co. III, Ltd.
4.231% due 04/18/23 243 255
Societe Generale SA
4.250% due 04/14/25 (Þ) 243 262
SUAM Finance BV
Series REGS
4.875% due 04/17/24 236 255
Verizon Communications, Inc.
4.500% due 08/17/27 AUD 320 269
Wells Fargo & Co.
2.125% due 12/20/23 GBP 191 259
Zimmer Biomet Holdings, Inc.
1.414% due 12/13/22 EUR 221 263
11,210
Non-US Bonds - 43.6%
Aareal Bank AG
0.375% due 04/10/24 EUR 200 235
Alimentation Couche-Tard, Inc.
Series 5
3.600% due 06/02/25 CAD 322 262
AltaLink , LP
3.717% due 12/03/46 CAD 297 283
Anglo American Capital PLC
3.250% due 04/03/23 EUR 197 249
Anheuser-Busch InBev SA
9.750% due 07/30/24 GBP 119 210
AP Moller - Maersk A/S
1.500% due 11/24/22 EUR 204 246
Assicurazioni Generali SpA
5.500% due 10/27/47 (Ê) EUR 191 263
Australia Government International
Bond

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 479
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Series 153
2.250% due 11/21/22 AUD 34 25
Series 154
2.750% due 11/21/29 AUD 20 17
AXA SA
6.686% due 07/29/49 (Ê) GBP 157 246
Bayer Capital Corp. BV
0.625% due 12/15/22 EUR 200 239
Becton, Dickinson and Co.
1.208% due 06/04/26 EUR 224 269
BG Energy Capital PLC
1.250% due 11/21/22 EUR 200 241
Bonos y Obligaciones del Estado
Government International Bonds
5.150% due 10/31/28 (Þ) EUR 45 75
Brookfield Finance, Inc.
5.040% due 03/08/24 CAD 308 254
Bundesrepublik Deutschland
(0.656)% due 08/15/50 (ž) EUR 212 258
Carrefour SA
0.875% due 06/12/23 EUR 200 241
CNH Industrial Finance Europe SA
1.375% due 05/23/22 EUR 223 265
Compass Group PLC
1.875% due 01/27/23 EUR 200 246
Conti-Gummi Finance BV
2.125% due 11/27/23 EUR 200 246
Credit Suisse AG
1.375% due 01/31/22 EUR 186 224
Czech Republic Government
International Bond
Series 100
0.250% due 02/10/27 CZK 2,900 126
Danaher Corp.
2.500% due 03/30/30 EUR 164 227
Denmark Government International
Bond
1.750% due 11/15/25 DKK 1,331 237
Deutsche Bank AG
1.750% due 12/16/21 GBP 200 262
DH Europe Finance II Sarl
1.200% due 06/30/27 EUR 198 245
DVB Bank SE
1.000% due 04/25/22 EUR 200 236
Enbridge Pipelines, Inc.
5.350% due 11/10/39 CAD 277 272
Enbridge, Inc.
5.570% due 11/14/35 CAD 285 268
Enel SpA
5.250% due 05/20/24 EUR 185 261
Engie Alliance GIE
5.750% due 06/24/23 EUR 188 259
Engie SA
0.375% due 02/28/23 EUR 200 238
Essity AB
0.625% due 03/28/22 EUR 227 270
European Financial Stability Facility
0.950% due 02/14/28 EUR 535 696
European Investment Bank
2.700% due 01/12/23 AUD 250 188
0.100% due 10/15/26 EUR 815 998
Fairfax Financial Holdings, Ltd.
4.700% due 12/16/26 CAD 312 254
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Fomento Economico Mexicano SAB de
CV
1.750% due 03/20/23 EUR 218 265
France Government International Bond
0.500% due 05/25/26 EUR 185 231
4.000% due 04/25/60 EUR 310 817
Fresenius Finance Ireland PLC
1.500% due 01/30/24 EUR 219 268
Gatwick Funding, Ltd.
6.125% due 03/02/26 GBP 144 224
GE Capital European Funding Unlimited
Co.
6.025% due 03/01/38 EUR 148 229
Germany Government International Bond
0.500% due 09/15/27 EUR 300 379
GlaxoSmithKline Capital PLC
1.375% due 12/02/24 EUR 195 244
HSBC Bank PLC
4.750% due 03/24/46 GBP 152 235
HSBC Holdings PLC
1.500% due 03/15/22 EUR 202 244
Hungary Government International Bond
Series 24/C
2.500% due 10/24/24 HUF 25,000 90
Iberdrola Finanzas SAU
6.000% due 07/01/22 GBP 150 216
Iberdrola International BV
1.750% due 09/17/23 EUR 200 248
IMMOFINANZ AG
2.625% due 01/27/23 EUR 200 236
Innogy Finance BV
3.000% due 01/17/24 EUR 206 267
Intermediate Capital Group PLC
1.625% due 02/17/27 EUR 243 266
Intesa Sanpaolo SpA
1.125% due 03/04/22 EUR 217 258
Investec PLC
4.500% due 05/05/22 GBP 150 204
Italy Buoni Poliennali Del Tesoro
0.600% due 06/15/23 EUR 250 299
0.350% due 02/01/25 EUR 250 294
Japan Government International Bond
Series 163
0.600% due 12/20/37 JPY 45,000 445
Series 165
0.500% due 06/20/38 JPY 176,000 1,708
Series 31
2.200% due 09/20/39 JPY 57,350 726
Series 33
2.000% due 09/20/40 JPY 74,000 918
Series 37
1.900% due 09/20/42 JPY 71,000 881
Jyske Bank A/S
0.625% due 06/20/24 (Ê) EUR 200 235
Legal & General Group PLC
5.500% due 06/27/64 (Ê) GBP 167 262
Lithuania Government International
Bond
2.100% due 05/26/47 EUR 120 196
Lloyds Bank Corporate Markets PLC
1.500% due 06/23/23 GBP 171 227
Lloyds Bank PLC
Series EMTN

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
480 Multifactor Bond Fund
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
13.000% due 12/31/99 (Ê) GBP 107 240
Loblaw Cos., Ltd.
4.860% due 09/12/23 CAD 311 258
LVMH Moet Hennessy Louis Vuitton SE
0.125% due 02/28/23 EUR 200 237
M&G PLC
6.340% due 12/19/63 (Ê) GBP 158 250
Mediobanca Banca di Credito
Finanziario SpA
0.875% due 01/15/26 EUR 225 262
Mexican Bonos
Series M
7.750% due 11/13/42 MXN 3,110 156
National Australia Bank, Ltd.
Series GMTN
5.125% due 12/09/21 GBP 176 245
Nederlandse Waterschapsbank NV
0.125% due 05/28/27 EUR 360 436
Netherlands Government International
Bond
0.750% due 07/15/27 (Þ) EUR 200 257
Network Rail Infrastructure Finance PLC
4.750% due 11/29/35 GBP 50 104
New Zealand Government International
Bond
Series 0427
4.500% due 04/15/27 NZD 111 93
NIBC Bank NV
1.500% due 01/31/22 EUR 222 264
Nordic Investment Bank
3.400% due 02/06/26 AUD 250 203
Northern Powergrid Holdings Co.
7.250% due 12/15/22 GBP 160 241
Norway Government International Bond
Series 478
1.500% due 02/19/26 (Þ) NOK 650 76
Pembina Pipeline Corp.
2.990% due 01/22/24 CAD 330 259
Poland Government International Bond
Series 1029
2.750% due 10/25/29 PLN 830 252
Repsol International Finance BV
0.500% due 05/23/22 EUR 200 237
Rogers Communications, Inc.
4.000% due 06/06/22 CAD 318 251
Royal Bank of Canada
Series DPNT
1.968% due 03/02/22 CAD 337 257
Santander UK Group Holdings PLC
1.125% due 09/08/23 EUR 208 249
7.037% due 08/29/49 (Ê) GBP 162 240
Scottish Widows, Ltd.
5.500% due 06/16/23 GBP 175 250
Sky, Ltd.
1.875% due 11/24/23 EUR 213 267
Standard Chartered PLC
5.125% due 06/06/34 GBP 165 250
Suncor Energy, Inc.
3.100% due 11/26/21 CAD 327 250
Sweden Government International Bond
Series 1058
2.500% due 05/12/25 SEK 1,510 195
Sysco Canada, Inc.
3.650% due 04/25/25 CAD 324 257
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Telefonica Emisiones SA
5.289% due 12/09/22 GBP 150 217
TELUS Corp.
Series CJ
3.350% due 03/15/23 CAD 327 257
Terega
2.200% due 08/05/25 EUR 200 252
Tesco Corp. Treasury Services PLC
2.500% due 05/02/25 GBP 191 265
Toronto-Dominion Bank (The)
Series DPNT
1.994% due 03/23/22 CAD 337 257
Total Capital International SA
0.250% due 07/12/23 EUR 200 238
Trinity Acquisition PLC
2.125% due 05/26/22 EUR 220 264
Unilever Capital Corp.
1.000% due 06/03/23 EUR 207 253
United Kingdom Gilt
0.875% due 10/22/29 GBP 107 151
3.500% due 01/22/45 GBP 280 607
4.250% due 12/07/46 GBP 150 370
United Parcel Service, Inc.
0.375% due 11/15/23 EUR 217 259
Upjohn Finance BV
1.908% due 06/23/32 EUR 184 229
Veolia Environnement SA
0.672% due 03/30/22 EUR 200 238
Vodafone Group PLC
0.375% due 11/22/21 EUR 229 271
Volkswagen Group of America Finance
LLC
0.625% due 04/01/22 EUR 211 249
0.500% due 06/20/22 EUR 210 248
Series EMTN
0.875% due 01/16/23 EUR 209 249
Vonovia Finance BV
0.750% due 01/25/22 EUR 200 238
Westcoast Energy, Inc.
3.120% due 12/05/22 CAD 326 255
Woolworths Group, Ltd.
2.850% due 04/23/24 AUD 360 272
32,918
United States Government Treasuries - 14.3%
United States Treasury Notes
0.125% due 07/15/23 600 600
1.250% due 08/31/24 1,000 1,044
1.500% due 11/30/24 1,160 1,226
0.250% due 06/30/25 100 100
1.625% due 10/31/26 700 756
2.375% due 05/15/27 1,120 1,269
5.250% due 02/15/29 106 149
1.625% due 08/15/29 660 726
1.500% due 02/15/30 300 327
6.250% due 05/15/30 500 775
5.375% due 02/15/31 440 659
3.000% due 11/15/44 110 153
3.000% due 05/15/45 225 315
2.250% due 08/15/49 2,135 2,689
10,788
Total Long-Term Investments
(cost $64,784) 68,802

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 481
Amounts in thousands (except share amounts)
Principal
Amount ($)
or Shares
Fair
Value
$
Short-Term Investments - 8.4%
U.S. Cash Management Fund(@) 6,369,322(∞) 6,369
Total Short-Term Investments
(cost $6,369) 6,369
Total Investments - 99.5%
(identified cost $71,153) 75,171
Other Assets and Liabilities,
Net - 0.5%
359
Net Assets - 100.0%
75,530

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
482 Multifactor Bond Fund
Restricted Securities
Amounts in thousands (except share and cost per unit amounts)
% of Net Assets
Securities
Acquisition
Date
Principal
Amount ($)
or shares
Cost per
Unit
$
Cost
(000)
$
Fair Value
(000)
$
6.2%
Bayer US Finance II LLC 11/13/19 204,000 103.74 212
223
Bayer US Finance LLC 11/14/19 204,000 102.33 209
223
BNP Paribas SA 02/04/20 241,000 103.62 250
257
Bonos y Obligaciones del Estado Government International Bonds 11/13/19 EUR 45,000 153.00 69
75
Daimler Finance NA LLC 11/14/19 247,000 101.76 251
256
Danske Bank A/S 11/14/19 239,000 103.55 247
252
Delta Air Lines Pass-Through Trust 06/18/20 213,000 107.21 228
228
Deutsche Telekom International Finance BV 04/27/20 227,000 102.63 233
238
Enel SpA 02/04/20 183,000 115.22 211
225
Eni SpA 11/13/19 191,000 111.20 212
222
General Electric Co. 07/15/20 204,000 106.44 217
215
Nestle Holdings, Inc. 02/04/20 239,000 104.61 250
260
Netherlands Government International Bond 11/13/19 EUR 200,000 118.13 236
257
NGPL PipeCo LLC 04/27/20 225,000 101.89 229
249
Norway Government International Bond 07/16/20 NOK 650,000 11.41 74
76
Raytheon Technologies Corp. 06/08/20 205,000 106.41 218
222
Societe Generale SA 11/14/19 243,000 104.22 253
262
T-Mobile USA, Inc. 06/18/20 212,000 109.03 231
234
Upjohn Finance BV 07/15/20 206,000 105.62 218
220
Vistra Operations Co. LLC 11/14/19 247,000 101.41 250
260
Volkswagen Group of America Finance LLC 11/14/19 246,000 102.29 252
256
4,710
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 483
Variable Rate Securities
Securities Referenced Rate Spread %
Aegon NV USD 6 Month LIBOR 3.540
Assicurazioni Generali SpA 3 Month EURIBOR 5.350
AXA SA GBP 3 Month LIBOR 2.750
Bank of America Corp. Canada Bankers Acceptances 3 Month 1.202
Jyske Bank A/S
EUR Swap Annual (versus 6 Month EURIBOR) 1
Year Rate 0.950
Legal & General Group PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 3.170
Lloyds Bank PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 13.400
M&G PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 3.724
Santander UK Group Holdings PLC
U.K. Government Bonds 5 Year Note Generic Bid
Yield 3.750
A
For a description of variable, adjustable or floating rate securities see note 2 in the Notes to Quarterly Report.
Futures Contracts
Amounts in thousands (except contract amounts )
Number of
Contracts
Notional
Amount
Expiration
Date
  Value and
Unrealized
Appreciation
(Depreciation)
$
Long Positions
10-Year Mini Japanese Government Bond Futures 18 JPY 274,248 09/20
5
Australia 10 Year Government Bond Futures 55 AUD 8,220 09/20
55
Euro- Bobl Futures 6 EUR 812 09/20
5
Euro-Bund Futures 21 EUR 3,728 09/20
60
Japanese 10 Year Government Bond Futures 2 JPY 304,741 09/20
7
Long Gilt Futures 5 GBP 693 09/20
9
United States 2 Year Treasury Note Futures 2 USD 442 09/20
—
United States 5 Year Treasury Note Futures 6 USD 756 09/20
4
United States 10 Year Treasury Note Futures 36 USD 5,042 09/20
45
United States Treasury Long Bond Futures 7 USD 1,276 09/20
31
Short Positions
Canadian 10 Year Government Bond Futures 21 CAD 3,249 09/20
(21)
Euro-Bund Futures 19 EUR 3,373 09/20
(56)
United States 10 Year Treasury Note Futures 31 USD 4,342 09/20
(43)
United States Treasury Ultra Bond Futures 1 USD 228 09/20
(12)
Total Value and Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)
89
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of America USD 625 AUD 912 08/24/20 26
Bank of America USD 77 NOK 701 08/24/20 —
Bank of America AUD 2,668 USD 1,903 08/24/20 (4)
Bank of America NOK 12,149 USD 1,253 08/24/20 (81)
Bank of Montreal CAD 1,335 USD 997 09/16/20 —
Bank of Montreal EUR 3,227 USD 3,672 09/16/20 (133)
Bank of Montreal GBP 759 USD 969 09/16/20 (25)
Bank of Montreal JPY 100,898 USD 942 09/16/20 (11)
Bank of New York CAD 1,335 USD 997 09/16/20 1
Bank of New York EUR 51 USD 58 09/16/20 (3)
Bank of New York EUR 3,227 USD 3,672 09/16/20 (133)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
484 Multifactor Bond Fund
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
Bank of New York GBP 759 USD 969 09/16/20 (25)
Bank of New York JPY 100,898 USD 942 09/16/20 (11)
Citigroup USD 57 CHF 52 08/24/20 —
Citigroup USD 208 EUR 184 09/16/20 9
Citigroup USD 1,352 GBP 1,074 08/24/20 54
Citigroup CAD 317 USD 233 09/16/20 (3)
Citigroup CAD 1,335 USD 995 09/16/20 (2)
Citigroup CHF 16 USD 17 08/24/20 (1)
Citigroup CHF 1,766 USD 1,860 08/24/20 (72)
Citigroup EUR 45 USD 51 09/16/20 (2)
Citigroup EUR 3,227 USD 3,677 09/16/20 (129)
Citigroup GBP 233 USD 286 08/24/20 (19)
Citigroup GBP 436 USD 569 08/24/20 (2)
Citigroup GBP 759 USD 969 09/16/20 (25)
Citigroup JPY 3,200 USD 30 09/16/20 —
Citigroup JPY 100,898 USD 942 09/16/20 (11)
JPMorgan Chase USD 21 JPY 2,300 09/16/20 —
JPMorgan Chase CAD 1,335 USD 995 09/16/20 (1)
JPMorgan Chase EUR 3,227 USD 3,676 09/16/20 (129)
JPMorgan Chase GBP 759 USD 969 09/16/20 (25)
JPMorgan Chase JPY 100,898 USD 942 09/16/20 (12)
Royal Bank of Canada USD 608 CAD 817 08/24/20 2
Royal Bank of Canada USD 1,873 CAD 2,547 08/24/20 29
Royal Bank of Canada USD 31 CAD 42 09/16/20 —
Royal Bank of Canada USD 83 CAD 112 09/16/20 1
Royal Bank of Canada USD 470 EUR 399 08/24/20 (1)
Royal Bank of Canada USD 1,555 EUR 1,377 08/24/20 68
Royal Bank of Canada USD 280 GBP 225 09/16/20 15
Royal Bank of Canada USD 84 JPY 9,000 09/16/20 1
Royal Bank of Canada CAD 838 USD 612 08/24/20 (14)
Royal Bank of Canada CAD 30 USD 22 09/16/20 —
Royal Bank of Canada CAD 1,335 USD 997 09/16/20 —
Royal Bank of Canada EUR 167 USD 188 08/24/20 (9)
Royal Bank of Canada EUR 24 USD 28 09/16/20 —
Royal Bank of Canada EUR 1,383 USD 1,551 09/16/20 (79)
Royal Bank of Canada EUR 3,227 USD 3,680 09/16/20 (124)
Royal Bank of Canada GBP 759 USD 972 09/16/20 (23)
Royal Bank of Canada JPY 100,898 USD 942 09/16/20 (12)
State Street USD 45 CAD 60 09/16/20 —
State Street USD 219 CAD 296 09/16/20 2
State Street USD 114 EUR 100 09/16/20 4
State Street USD 263 EUR 230 09/16/20 8
State Street USD 269 EUR 232 09/16/20 4
State Street USD 218 JPY 22,908 08/24/20 (2)
State Street USD 2,068 JPY 222,577 08/24/20 34
State Street USD 31 JPY 3,300 09/16/20 —
State Street USD 5 NZD 8 08/24/20 —
State Street USD 622 NZD 968 08/24/20 20
State Street AUD 10 USD 7 09/16/20 —
State Street AUD 1,737 USD 1,216 09/16/20 (25)
State Street CAD 28 USD 21 09/16/20 —
State Street CAD 39 USD 29 09/16/20 —
State Street CZK 190 USD 8 09/16/20 —
State Street CZK 2,639 USD 113 09/16/20 (6)
State Street DKK 35 USD 5 09/16/20 —
State Street DKK 1,474 USD 225 09/16/20 (8)
State Street EUR 23 USD 27 09/16/20 —
State Street EUR 65 USD 74 09/16/20 (2)
State Street GBP 15 USD 19 09/16/20 (1)
State Street GBP 25 USD 31 09/16/20 (1)
State Street GBP 40 USD 50 09/16/20 (2)
State Street GBP 173 USD 218 09/16/20 (8)
State Street GBP 315 USD 397 09/16/20 (16)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 485
Foreign Currency Exchange Contracts
Amounts in thousands
Counterparty
Amount
Sold
Amount
Bought Settlement Date
Unrealized
Appreciation
(Depreciation)
$
State Street GBP 330 USD 422 09/16/20 (11)
State Street HUF 26,945 USD 89 09/16/20 (3)
State Street JPY 278,479 USD 2,597 08/24/20 (35)
State Street JPY 1,600 USD 15 09/16/20 —
State Street MXN 3,232 USD 146 09/17/20 1
State Street NOK 699 USD 75 09/16/20 (2)
State Street NZD 32 USD 21 08/24/20 —
State Street NZD 140 USD 92 09/16/20 (1)
State Street PLN 50 USD 13 09/16/20 —
State Street PLN 925 USD 236 09/16/20 (11)
State Street SEK 1,730 USD 188 09/16/20 (9)
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts
(985)
Credit Default Swap Contracts
Amounts in thousands
Credit Indices
Reference Entity Counterparty
Purchase/Sell
Protection Notional Amount
Fund (Pays)/
Receives
Fixed Rate
Termination
Date
Premiums
Paid/
(Received)
$
Unrealized
Appreciation
(Depreciation)
$
Fair Value
$
CDX NA High Yield Index Bank of America
Sell
USD 2,162 5.000%
(2)
06/20/25
(83) 144 61
CDX NA High Yield Index Morgan Stanley
Sell
USD 3,700 1.000%
(2)
06/20/25
(65) 119 54
Total Open Credit Indices Contracts (å) (148) 263 115
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
Long-Term Investments
Corporate Bonds and Notes $ — $ 13,886 $ —
$ —
$ 13,886
International Debt — 11,210 —
—
11,210
Non-US Bonds — 32,918 —
—
32,918
United States Government Treasuries — 10,788 —
—
10,788
Short-Term Investments — — —
6,369
6,369
Total Investments — 68,802 — 6,369 75,171
Other Financial Instruments
Assets
Futures Contracts 221 — — — 221
Foreign Currency Exchange Contracts — 279 — — 279
Credit Default Swap Contracts — 115 — — 115
Liabilities
Futures Contracts (132) — — — (132)
Foreign Currency Exchange Contracts — (1,264) — — (1,264)
Total Other Financial Instruments
*
$ 89 $ (870) $ — $ — $ (781)

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
486 Multifactor Bond Fund
Presentation of Portfolio Holdings
Amounts in thousands
Fair Value
Portfolio Summary
Level 1 Level 2 Level 3
Practical     Expedient
(a) Total
* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of
Investments.
For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended July 31, 2020, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands
Country Exposure
Fair Value
$
Australia .................................................................................
558
Austria ....................................................................................
236
Belgium ..................................................................................
210
Bermuda .................................................................................
251
Canada ....................................................................................
4,575
Cayman Islands .......................................................................
768
Chile .......................................................................................
235
China ......................................................................................
453
Colombia .................................................................................
255
Czech Republic .......................................................................
126
Denmark .................................................................................
970
Finland ...................................................................................
203
France .....................................................................................
3,516
Germany .................................................................................
2,094
Hong Kong ..............................................................................
216
Hungary ..................................................................................
90
Ireland ....................................................................................
497
Italy ........................................................................................
1,859
Japan ......................................................................................
5,195
Jersey ......................................................................................
224
Lithuania ................................................................................
196
Luxembourg ............................................................................
2,910
Mexico ....................................................................................
892
Netherlands ............................................................................
4,122
New Zealand ...........................................................................
93
Norway ....................................................................................
76
Poland .....................................................................................
252
Spain .......................................................................................
508
Sweden ....................................................................................
465
Switzerland .............................................................................
224
Thailand ..................................................................................
215
United Kingdom ......................................................................
7,390

Russell Investment Company
Multifactor Bond Fund
Schedule of Investments, continued — July 31, 2020 (Unaudited)
See accompanying notes which are an integral part of this quarterly report.
Multifactor Bond Fund 487
Amounts in thousands
Country Exposure
Fair Value
$
United States ...........................................................................
35,297
Total Investments .................................................................... 75,171

Russell Investment Company
Notes to Schedules of Investments — July 31, 2020 (Unaudited)
488 Notes to Schedules of Investments
Footnotes:
Abbreviations:
(Æ) Non-Income producing security.
(Ï) Forward commitment.
(Ê) Variable, adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(ö) Real Estate Investment Trust (REIT).
(µ) Bond is insured by a guarantor.
(Ø) In default.
(ç) At amortized cost, which approximates fair value.
(ž ) Rate noted is yield-to-maturity from date of acquisition.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold) or swap contracts entered into by the Fund.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and is not registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(Û) All or a portion of the shares of this security are pledged as collateral in connection with securities sold short.
(ÿ) Notional amount in thousands.
(∞) Unrounded units.
(å) Currency balances were pledged or held in connection with futures contracts purchased (sold), options written, foreign currency exchange contracts, or swaps entered into by the Fund.
(ì) All or a portion of the shares of this security are pledged as collateral in connection with options written contracts.
(v) Loan agreement still pending. Rate not available at period end.
(
Š)
Value was determined using significant unobservable inputs .
( ~) Rate fluctuates based on various factors such as changes in current rates and prepayments of the underlying assets, changes in the
CPI or other contractual arrangements .
( @) Affiliate .
( Ÿ) Rate noted is dividend yield at period end .
( ¢) Date shown reflects next contractual call date.
( +) All or a portion of the security is owned by the Cayman Multi-Asset Growth Strategy Fund Ltd. See note 3 in the Notes to Quarterly
Report for details .
( &) All or a portion of the security is owned by the Cayman Commodity Strategies Fund Ltd. See note 3 in the Notes to Quarterly Report for details .
( Œ ) Unfunded loan agreement.
( Ð ) All or a portion of the shares of this security are on loan through the reciprocal lending program with State Street. See note 2 in the
Notes to Quarterly Report.
(0) Weekly payment frequency .
(1) Monthly payment frequency .
(2) Quarterly payment frequency .
(3) Semi-annual payment frequency .
(4) Annual payment frequency .
(5) Payment at termination .
ADR - American Depositary Receipt
ADS - American Depositary Share
BBR - Bank Bill Rate
BBSW - Bank Bill Swap Reference Rate
BUBOR –Budapest Interbank Offered Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Bank

Russell Investment Company
Notes to Schedules of Investments, continued — July 31, 2020 (Unaudited)
Notes to Schedules of Investments 489
Foreign Currency Abbreviations:
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
GSCI – Goldman Sachs Commodity Index
HIBOR – Hong Kong Interbank Offered Rate
JIBAR - Johannesburg Interbank Agreed Rate
KSDA – Korean Securities Dealers Association
LIBOR - London Interbank Offered Rate
MIBOR - Mumbai Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STIBOR – Stockholm Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
SFE - Sydney Futures Exchange
TBA - To Be Announced Security
UK - United Kingdom
WTI – West Texas Intermediate
ARS - Argentine peso HKD - Hong Kong dollar PKR - Pakistani rupee
AUD - Australian dollar HUF - Hungarian forint PLN - Polish zloty
BRL - Brazilian real IDR - Indonesian rupiah RON - Romanian New Leu
CAD - Canadian dollar ILS - Israeli shekel RUB - Russian ruble
CHF - Swiss franc INR - Indian rupee SEK - Swedish krona
CLP - Chilean peso ISK - Icelandic krona SGD - Singapore dollar
CNY - Chinese offshore spot ITL - Italian lira SKK - Slovakian koruna
CNY - Chinese renminbi yuan JPY - Japanese yen THB - Thai baht
COP - Colombian peso KES - Kenyan schilling TRY - Turkish lira
CRC - Costa Rican colon KRW - South Korean won TWD - Taiwanese dollar
CZK - Czech koruna MXN - Mexican peso USD - United States dollar
DKK - Danish krone MYR - Malaysian ringgit UYU – Uruguayan peso
DOP - Dominican peso NOK - Norwegian krone VEB - Venezuelan bolivar
EGP - Egyptian pound NGN – Nigerian naira VND - Vietnamese dong
EUR - Euro NZD - New Zealand dollar ZAR - South African rand
GBP - British pound sterling PEN - Peruvian nuevo sol
GHS - Ghana cedi PHP - Philippine peso

Russell Investment Company
Notes to Quarterly Report — July 31, 2020 (Unaudited)
490 Notes to Quarterly Report
Organization
Russell Investment Company (the “Investment Company” or “RIC”) is a series investment company with 34 different investment portfolios referred to as funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on 28 of these Funds.
The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under a
Third Amended and Restated Master Trust Agreement dated March 1, 2018, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act, a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash equivalents
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:
Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 491
Equity securities, including common and preferred stock, short securities, ETFs and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Investments in investment funds that are not traded on a national securities exchange will be valued based upon the net asset value
(“NAV”) of such investments. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.
Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.
Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third-
party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.
Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the Overnight

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
492 Notes to Quarterly Report
Index Swap ("OIS") rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.
Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Examples of significant events that generally trigger fair value pricing of one or more securities are: any market movement of the U.S. securities market (defined in the fair value procedures as the movement of a single major U.S. Index);
a company development such as a material business development; a natural disaster, a public health emergency affecting one or more countries in the global economy (including an emergency which results in the closure of financial markets) or emergency situation; or an armed conflict.
The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.
For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of period end.
The Equity Income, Sustainable Equity, U.S. Dynamic Equity, U.S. Strategic Equity, U.S. Small Cap Equity, International Developed
Markets, Global Equity, Tax-Managed U.S. Large Cap, Tax-Managed U.S. Mid & Small Cap, Tax-Managed International Equity,
Tax-Managed Real Assets, Strategic Bond, Investment Grade Bond, Short Duration Bond, Tax-Exempt High Yield Bond, Tax-
Exempt Bond, Commodity Strategies, Global Infrastructure, Global Real Estate Securities, Strategic Call Overwriting, Multifactor
U.S. Equity, and Multifactor Bond Funds had no transfers between Levels 1, 2 and 3 for the period ended July 31, 2020. Transfers which result from the application of fair value factors are purposely excluded because they represent the routine treatment of foreign securities in the normal course of business per the Board-approved securities valuation procedures.
The Emerging Markets, Opportunistic Credit, Multi-Strategy Income, Multi-Asset Growth Strategy, and Multifactor International
Equity Funds had transfers out of Level 3 into Level 2 representing financial instruments for which approved vendor sources became available or inputs become observable. The amounts transferred were as follows:
The Unconstrained Total Return Fund had transfers out of Level 2 into Level 3 representing financial instruments for which inputs became unobservable. The amounts transferred were as follows:
Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:
Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were
Emerging Markets Fund $ 540,878
Opportunistic Credit Fund 496,230
Multi-Strategy Income Fund 8,342,332
Multi-Asset Growth Strategy Fund 963,003
Multifactor International Equity Fund 74,136
Unconstrained Total Return Fund $ 302,052

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 493
to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.
RIFUS employs third-party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.
The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.
The significant unobservable inputs used in fair value measurement of certain of the Funds' private equity securities include market data of comparable public companies, discount rates, EBITDA multiples, and future projected cash flows for the portfolio company.
These inputs are utilized in valuation models that are based on market analysis and discounted cash flow methodologies. Significant increases or decreases in the unobservable inputs would have a direct and proportional impact to fair value.
The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.
These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.
If third-party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third-party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third-party pricing vendors regarding the unobservable inputs used.
For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.
Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Funds classify gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:
(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.
(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.
Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
494 Notes to Quarterly Report
difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.
The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.
Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.
The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, certain
Funds may enter into foreign exchange contracts for trade settlement purposes. Certain Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.
Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.
Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house.
In November 2019, the Securities and Exchange Commission ("SEC") proposed new regulations applicable to a mutual fund’s use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund’s ability to invest in derivatives and negatively affect the Fund’s performance and ability to pursue its stated investment objective.
Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts.
For the period ended July 31, 2020, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 495
The Funds’ foreign currency contract notional dollar values outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following tables illustrate the quarterly volume of foreign currency contracts. For the purpose of this disclosure, volume is measured by the amounts bought and sold in USD.
Funds Strategies
International Developed Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Global Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Emerging Markets Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets and trade settlement
Opportunistic Credit Fund Return enhancement and hedging
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Investment Grade Bond Fund Return enhancement and hedging
Short Duration Bond Fund Return enhancement and hedging
Global Infrastructure Fund Exposing cash to markets and trade settlement
Global Real Estate Securities Fund Exposing cash to markets and trade settlement
Multi-Strategy Income Fund Return enhancement and hedging
Multi-Asset Growth Strategy Fund Return enhancement and hedging
Multifactor International Equity Fund Return enhancement, hedging, and exposing cash to markets
Multifactor Bond Fund Return enhancement and hedging
Outstanding Contract Amounts Bought
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
International Developed Markets Fund $ 636,269,004 $ 654,349,670 $ 392,189,458
Global Equity Fund 144,637,871 188,168,233 71,421,983
Emerging Markets Fund 83,865,998 118,119,469 42,856,845
Tax-Managed International Equity Fund 74,376 54,197,851 772,949
Tax-Managed Real Assets Fund — 313,306 24,081
Opportunistic Credit Fund 330,946,527 288,289,019 258,493,121
Unconstrained Total Return Fund 203,637,286 197,882,655 192,050,581
Strategic Bond Fund 1,282,040,752 1,246,056,794 1,260,494,131
Investment Grade Bond Fund 163,592,312 120,999,352 198,248,816
Short Duration Bond Fund 57,648,843 47,319,213 68,817,550
Global Infrastructure Fund 35,187,074 12,217,099 19,639,648
Global Real Estate Securities Fund 41,960,668 28,602,376 27,620,655
Multi-Strategy Income Fund 299,766,413 355,789,941 295,081,959
Multi-Asset Growth Strategy Fund 1,533,561,013 1,295,024,966 1,442,090,562
Multifactor International Equity Fund 92,809,588 143,938,224 136,993,587
Multifactor Bond Fund 87,277,248 108,097,155 59,363,837

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
496 Notes to Quarterly Report
As of July 31, 2020, the Funds had cash collateral balances in connection with foreign currency contracts purchased/sold as follows:
Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.
When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.
When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.
Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.
The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to
Outstanding Contract Amounts Sold
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
International Developed Markets Fund $ 638,741,925 $ 659,658,946 $ 389,260,709
Global Equity Fund 144,247,406 184,415,686 72,755,120
Emerging Markets Fund 84,172,923 125,043,550 42,919,245
Tax-Managed International Equity Fund 74,777 54,284,188 777,808
Tax-Managed Real Assets Fund — 314,452 23,911
Opportunistic Credit Fund 330,039,067 290,779,840 259,498,239
Unconstrained Total Return Fund 203,016,286 198,068,837 202,710,241
Strategic Bond Fund 1,278,945,685 1,256,526,914 1,262,618,493
Investment Grade Bond Fund 163,190,531 123,159,828 198,391,110
Short Duration Bond Fund 57,791,164 46,760,690 68,867,926
Global Infrastructure Fund 35,207,128 12,191,813 19,402,119
Global Real Estate Securities Fund 42,012,315 28,426,507 27,491,108
Multi-Strategy Income Fund 301,394,985 359,357,432 294,343,589
Multi-Asset Growth Strategy Fund 1,534,455,956 1,296,652,353 1,447,593,198
Multifactor International Equity Fund 93,206,275 143,431,432 136,557,669
Multifactor Bond Fund 86,889,664 106,337,072 60,326,652
Cash Collateral for Forwards Due to Broker
Global Equity Fund $ 17,923,954 $ —
Opportunistic Credit Fund — 1,100,000
Multi-Strategy Income Fund 210,000 587,248
Multi-Asset Growth Strategy Fund 1,563,097 1,010,000

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 497
market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.
Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.
For the period ended July 31, 2020, the Funds purchased or sold options primarily for the strategies listed below:
The Funds’ options contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of options contracts measured by notional in USD.
As of July 31, 2020, the Funds had cash collateral balances in connection with options contracts purchased/sold as follows:
Futures Contracts
Certain Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) and commodity futures contracts (Commodity Strategies and Multi-Asset Growth Strategy Funds only). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract.
Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.
For the period ended July 31, 2020, the following Funds entered into futures contracts primarily for the strategies listed below:
Funds Strategies
Sustainable Equity Fund Exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Strategic Call Overwriting Fund Return enhancement and hedging
Notional of Options Contracts Outstanding
Funds January 31, 2020 April 30, 2020 July 31, 2020
Sustainable Equity Fund $ 13,377,500 $ — $ —
Unconstrained Total Return Fund 1,428,700,209 816,037,378 890,593,348
Strategic Bond Fund 317,465,500 339,629,000 19,675,500
Commodity Strategies Fund 12,376,110 15,281,150 37,587,250
Multi-Strategy Income Fund 1,224,081,014 1,550,417,516 1,709,736,442
Multi-Asset Growth Strategy Fund 2,223,122,111 2,959,268,747 3,224,733,155
Strategic Call Overwriting Fund 104,520,600 68,723,100 71,429,500
Cash Collateral for Options Due to Broker
Unconstrained Total Return Fund $ 20,630,000 $ 83,000
Multi-Strategy Income Fund 16,230,005 —
Multi-Asset Growth Strategy Fund 30,073,245 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
498 Notes to Quarterly Report
The Funds' futures contracts notional amounts fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of futures contracts measured by notional in USD.
Funds Strategies
Equity Income Fund Exposing cash to markets
Sustainable Equity Fund Exposing cash to markets
U.S. Dynamic Equity Fund Exposing cash to markets
U.S. Strategic Equity Fund Exposing cash to markets
U.S. Small Cap Equity Fund Exposing cash to markets
International Developed Markets Fund Return enhancement, hedging and exposing cash to markets
Global Equity Fund Return enhancement, hedging and exposing cash to markets
Emerging Markets Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed U.S. Mid & Small Cap Fund Exposing cash to markets
Tax-Managed International Equity Fund Return enhancement, hedging and exposing cash to markets
Tax-Managed Real Assets Fund Exposing cash to markets
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement, hedging and exposing cash to markets
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Commodity Strategies Fund Return enhancement
Global Infrastructure Fund Exposing cash to markets
Global Real Estate Securities Fund Exposing cash to markets
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Strategic Call Overwriting Fund Hedging and exposing cash to markets
Multifactor U.S. Equity Fund Exposing cash to markets
Multifactor International Equity Fund Return enhancement, hedging, exposing cash to markets, and trade settlement
Multifactor Bond Fund Return enhancement, hedging, and exposing cash to markets
Notional of Futures Contracts
Funds January 31, 2020 April 30, 2020 July 31, 2020
Equity Income Fund $ 1,773,200 $ 14,512,000 $ 3,916,200
Sustainable Equity Fund — 10,448,640 2,937,150
U.S. Dynamic Equity Fund 2,579,200 7,401,120 2,447,625
U.S. Strategic Equity Fund 44,168,800 176,901,280 55,316,325
U.S. Small Cap Equity Fund 56,110,825 114,074,910 60,885,360
International Developed Markets Fund 654,264,634 669,457,228 599,170,007
Global Equity Fund 208,557,049 224,661,305 209,214,681
Emerging Markets Fund 223,382,743 326,993,272 346,294,701
Tax-Managed U.S. Mid & Small Cap Fund — 15,428,220 11,907,200
Tax-Managed International Equity Fund 406,420,169 362,518,606 504,385,136
Tax-Managed Real Assets Fund 12,251,200 21,913,120 21,865,450
Opportunistic Credit Fund 374,872,387 393,026,278 377,997,689
Unconstrained Total Return Fund 244,375,786 149,928,693 225,488,839
Strategic Bond Fund 4,209,150,219 4,231,558,735 3,209,436,219
Investment Grade Bond Fund 451,193,361 509,871,838 402,952,706
Short Duration Bond Fund 188,016,591 215,109,472 145,128,426
Tax-Exempt High Yield Bond Fund 20,801,688 21,971,875 22,132,344
Tax-Exempt Bond Fund 88,867,969 195,382,813 196,809,766
Commodity Strategies Fund 302,426,226 142,371,028 189,275,226
Global Infrastructure Fund 11,923,643 5,402,751 17,747,623
Global Real Estate Securities Fund 22,941,720 39,698,477 19,682,473

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 499
As of July 31, 2020, the Funds had cash collateral balances in connection with futures contracts purchased/sold as follows:
Swap Agreements
Certain Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).
Certain Funds may enter into several different types of swap agreements including credit default, interest rate, commodity-linked
(Commodity Strategies Fund and Multi-Asset Growth Strategy Fund only), total return (equity and/or index) and currency swaps.
Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.
Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Total return swaps are a counterparty agreement where two parties
Notional of Futures Contracts
Multi-Strategy Income Fund 1,375,326,691 464,758,497 577,332,951
Multi-Asset Growth Strategy Fund 2,445,543,378 1,061,557,450 1,414,677,215
Strategic Call Overwriting Fund 4,513,600 — 6,363,825
Multifactor U.S. Equity Fund 12,412,400 21,622,880 18,438,775
Multifactor International Equity Fund 178,500,844 144,536,519 133,939,103
Multifactor Bond Fund 49,221,680 41,106,577 36,082,415
Cash Collateral for Futures Due to Broker
Equity Income Fund $ 70,006 $ —
Sustainable Equity Fund 209,477 —
U.S. Dynamic Equity Fund 112,772 —
U.S. Strategic Equity Fund 2,637,407 —
U.S. Small Cap Equity Fund 1,344,862 —
International Developed Markets Fund 74,874,485 —
Global Equity Fund — 927,802
Emerging Markets Fund 38,820,060 —
Tax-Managed U.S. Mid & Small Cap Fund 956,965 —
Tax-Managed International Equity Fund 38,055,737 —
Tax-Managed Real Assets Fund 1,567,278 —
Opportunistic Credit Fund 6,663,122 336,377
Unconstrained Total Return Fund 5,491,630 —
Strategic Bond Fund 35,960,701 2,037,688
Investment Grade Bond Fund 4,097,613 154,578
Short Duration Bond Fund 1,189,579 —
Tax-Exempt High Yield Bond Fund 2,589,696 —
Tax-Exempt Bond Fund 4,148,934 —
Commodity Strategies Fund 1,218,797 865,848
Global Infrastructure Fund 2,242,057 —
Global Real Estate Securities Fund 1,979,608 —
Multi-Strategy Income Fund 25,712,372 —
Multi-Asset Growth Strategy Fund 65,171,024 —
Strategic Call Overwriting Fund 1,737,436 —
Multifactor U.S. Equity Fund 1,241,880 —
Multifactor International Equity Fund 18,342,621 —
Multifactor Bond Fund 498,924 30,411

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
500 Notes to Quarterly Report
exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Total return swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.
The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.
A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.
As of July 31, 2020, the Funds had cash collateral balances in connection with swap contracts purchased/sold as follows:
Credit Default Swaps
Certain Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-
backed securities or an index of assets, each known as the reference entity or underlying asset. Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.
As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.
Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.
Cash Collateral for Swaps Due to Broker
Opportunistic Credit Fund $ 5,117,028 $ —
Unconstrained Total Return Fund 4,623,668 1,998,837
Strategic Bond Fund 5,327,966 252,255
Investment Grade Bond Fund 1,922,350 —
Short Duration Bond Fund 549,825 —
Tax-Exempt High Yield Bond Fund — 13,969
Commodity Strategies Fund 1,668,042 4,240,000
Multi-Strategy Income Fund 9,750,529 2,349,821
Multi-Asset Growth Strategy Fund 16,807,219 12,193,454
Multifactor Bond Fund 197,532 —

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 501
If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.
Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of July 31,
2020, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.
If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
502 Notes to Quarterly Report
into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.
For the period ended July 31, 2020, the Funds entered into credit default swaps primarily for the strategies listed below:
The Funds' credit default swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of credit default swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.
Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.
For the period ended July 31, 2020, the Funds entered into interest rate swaps primarily for the strategies listed below:
The Funds’ interest rate swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of interest rate swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Funds Strategies
Opportunistic Credit Fund Return enhancement, hedging and exposing cash to markets
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement, hedging and exposing cash to markets
Investment Grade Bond Fund Return enhancement, hedging and exposing cash to markets
Short Duration Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging and exposing cash to markets
Multifactor Bond Fund Return enhancement, hedging and exposing cash to markets
Credit Default Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
Opportunistic Credit Fund $ 47,146,198 $ 98,183,398 $ 86,486,803
Unconstrained Total Return Fund 104,237,324 117,912,868 130,931,978
Strategic Bond Fund 313,507,063 641,672,785 36,057,350
Investment Grade Bond Fund 82,034,832 138,200,000 138,200,000
Short Duration Bond Fund 5,520,000 20,470,000 12,784,600
Multi-Strategy Income Fund 103,050,000 182,852,000 176,820,000
Multi-Asset Growth Strategy Fund 162,944,015 295,178,335 281,768,140
Multifactor Bond Fund 16,852,396 13,468,379 5,862,000
Funds Strategies
Unconstrained Total Return Fund Return enhancement and hedging
Strategic Bond Fund Return enhancement and hedging
Tax-Exempt High Yield Bond Fund Return enhancement and hedging
Tax-Exempt Bond Fund Return enhancement and hedging
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 503
Total Return Swaps
Certain Funds may enter into total return swap agreements to expose cash to markets or to effect investment transactions. Total return swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard total return swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments.
The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).
For the period ended July 31, 2020, the Funds entered into total return swaps primarily for the strategies listed below:
The Funds' total return swap contract notional amounts outstanding fluctuate throughout the fiscal year as required to meet strategic requirements. The following table illustrates the quarterly volume of total return swap contracts. For the purpose of this disclosure, volume is measured by the notional amounts outstanding in USD at each quarter end.
Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.
For the period ended July 31, 2020, the Funds did not enter into any currency swaps.
Commodity-Linked Instruments
The Commodity Strategies and the Multi-Asset Growth Strategy Funds invest in commodity-linked derivative instruments, such as swap agreements and futures. At least part of their value is derived from the value of an underlying commodity index, commodity futures or options contracts index, or other readily measurable economic variable. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity and debt securities. As an example, during periods of rising inflation, debt securities have historically tended to decline in value due to the general increase in prevailing interest rates. Conversely, during those same periods of rising inflation, historically the prices of certain commodities, such as oil and metals, have tended to increase. Of course, there cannot be any guarantee that such commodity-linked derivative instruments will perform in that manner in the future, and at certain times the price movements of commodity-linked derivative investments have been parallel to those of debt and equity securities.
Interest Rate Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
Unconstrained Total Return Fund $ 28,110,000 $ 287,661,600 $ 215,445,100
Strategic Bond Fund 962,719,393 587,556,361 202,612,347
Tax-Exempt High Yield Bond Fund 21,490,000 4,700,000 4,700,000
Tax-Exempt Bond Fund 389,885,534 — —
Multi-Strategy Income Fund 1,808,911,407 639,459,172 516,386,762
Multi-Asset Growth Strategy Fund 422,528,900 1,223,294,742 861,638,814
Funds Strategies
Unconstrained Total Return Fund Hedging
Commodity Strategies Fund Return enhancement
Multi-Strategy Income Fund Return enhancement, hedging, and exposing cash to markets
Multi-Asset Growth Strategy Fund Return enhancement, hedging, and exposing cash to markets
Total Return Swap Notional Amounts Outstanding
Quarter Ended January 31, 2020 April 30, 2020 July 31, 2020
Unconstrained Total Return Fund $ 22,320,713 $ 21,032,005 $ —
Commodity Strategies Fund 307,895,980 6,297,453 —
Multi-Strategy Income Fund 106,818,861 55,052,838 8,300,000
Multi-Asset Growth Strategy Fund 211,581,904 36,111,779 11,400,000

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
504 Notes to Quarterly Report
The Commodity Strategies and Multi-Asset Growth Strategy Funds may invest in commodity-linked notes. Commodity linked notes pay a return linked to the performance of a commodity over a defined period. On the maturity date, the note pays the initial principal amount plus return, if any, based on the percentage change in the underlying commodity.
Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.
Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.
Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.
Loan Agreements
Certain Funds may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Funds' investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the
“agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Funds have the right to receive payments of principal, interest and any fees to which they are entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Funds generally have no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Funds may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Funds purchase assignments from agents they acquire direct rights against the borrower on the loan.
Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 505
Credit Linked Notes
Certain Funds may invest in credit linked notes. Credit linked notes are obligations between two or more parties where the payment of principal and/or interest is based on the performance of some obligation, basket of obligations, index or economic indicator (a
“reference instrument”). In addition to the credit risk associated with the reference instrument and interest rate risk, the buyer and seller of a credit linked note or similar structured investment are subject to counterparty risk.
Short Sales
The Sustainable Equity, U.S. Dynamic Equity, U.S. Small Cap Equity and Commodity Strategies Funds may enter into short sale transactions. In a short sale, the seller sells a security that it does not own, typically a security borrowed from a broker or dealer.
Because the seller remains liable to return the underlying security that it borrowed from the broker or dealer, the seller must purchase the security prior to the date on which delivery to the broker or dealer is required. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund must return the borrowed security. A Fund will realize a gain if the security declines in price between those dates. Short sales expose a Fund to the risk of liability for the fair value of the security that is sold (the amount of which increases as the fair value of the underlying security increases), in addition to the costs associated with establishing, maintaining and closing out the short position.
Although a Fund’s potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. When a Fund makes a short sale, the Fund may use all or a portion of the cash proceeds of short sales to purchase other securities or for any other permissible Fund purpose. Each of the Sustainable Equity Fund, U.S. Dynamic Equity Fund and U.S.
Small Cap Equity Fund currently engage in short sale transactions that are effected through State Street but reserve the right to engage in short sale transactions through one or more other counterparties. For short sale transactions effected through State Street, the Funds typically expect to collateralize short sale transactions through the Funds’ respective reciprocal lending activity with
State Street (i.e., short sale transactions are collateralized by securities loaned to State Street for purposes of securities lending activities). The Funds may also deliver cash to State Street for purposes of collateralizing their short sales transactions or “memo pledge” securities as collateral, whereby assets are designated as collateral by State Street on State Street's books but remain in a
Fund’s custody account. Similar to the risks generally applicable to securities lending arrangements, participation in the reciprocal lending program subjects these Funds to the risk that State Street could fail to return a security lent to it by a Fund, or fail to return the Fund’s cash collateral, a risk which would increase with any decline in State Street’s credit profile. However, the impact of
State Street’s failure to return a security lent to it by a Fund, or failure to return a Fund’s cash collateral, would be mitigated by the
Fund’s right under such circumstances to decline to return the securities the Fund initially borrowed from State Street with respect to its short sale transactions. This risk may be heightened during periods of market stress and volatility, particularly if the type of collateral provided is different than the type of security borrowed (e.g., cash is provided as collateral for a loan of an equity security).
To the extent necessary to meet collateral requirements associated with a short sale transaction involving a counterparty other than
State Street, the Funds are required to pledge assets in a segregated account maintained by the Funds' custodian for the benefit of the broker. The Funds may also use securities they own to meet any such collateral obligations. Until the Funds replace a borrowed security in connection with a short sale, the Funds will: (a) maintain daily a segregated account, containing liquid assets at such a level that the amount deposited in the segregated account will equal the current requirement under Regulation T promulgated by the Board of Governors of the Federal Reserve System under the authority of Sections 7 and 8 of the Securities Exchange Act of 1934, as amended; or (b) otherwise cover their short positions in accordance with positions taken by the staff of the Securities and Exchange Commission (e.g., taking an offsetting long position in the security sold short). These requirements may result in the
Funds being unable to purchase or sell securities or instruments when it would otherwise be favorable to do so, or in the Funds needing to sell holdings at a disadvantageous time to satisfy their obligations or to meet segregation requirements.
If the Fund’s prime broker fails to make or take delivery of a security as part of a short sale transaction, or fails to make a cash settlement payment, the settlement of the transaction may be delayed and the Fund may lose money.
As of July 31, 2020, the fair value of securities on loan through the reciprocal lending program were as follows:
Amount
Sustainable Equity Fund
$ 21,169,618
U.S. Dynamic Equity Fund
11,448,895
U.S. Small Cap Equity Fund
55,118,321

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
506 Notes to Quarterly Report
As of July 31, 2020, the Sustainable Equity Fund held $32,154,736, the U.S. Dynamic Equity Fund held $15,631,723, and the U.S.
Small Cap Equity Fund held $78,566,828 as collateral for short sales.
Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund's total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The collateral cannot be resold, repledged or rehypothecated. As of July 31, 2020, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Goldman Sachs Agency Lending ("GSAL"), in the U.S. Cash Collateral
Fund, an unregistered fund advised by RIM.
To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and the securities lending agent and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Emerging Markets Debt
Certain Funds may invest in emerging markets debt. A Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.
Repurchase Agreements
Certain Funds may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 507
Mortgage-Related and Other Asset-Backed Securities
Certain Funds may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”). Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.
Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.
Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.
MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.
Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.
Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.
Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments,

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
508 Notes to Quarterly Report
sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.
Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.
Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.
Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.
ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.
Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.
Forward Commitments
Certain Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Funds in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 509
value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.
Certain Funds may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.
As of July 31, 2020, the Funds had no cash collateral balances in connection with TBAs.
Inflation-Indexed Bonds
The fixed income Funds may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.
Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.
LIBOR
The Funds may invest in certain instruments including, but not limited to, repurchase agreements, collateralized loan obligations and mortgage-backed securities, that rely in some fashion upon LIBOR. LIBOR is an average interest rate, determined by the
ICE Benchmark Administration, that banks charge one another for the use of short-term money. The United Kingdom’s Financial
Conduct Authority, which regulates LIBOR, has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate (e.g., the Secured Overnight
Financing Rate, which is intended to replace U.S. dollar LIBOR and measures the cost of overnight borrowings through repurchase agreement transactions collateralized with U.S. Treasury securities). Any potential effects of the transition away from LIBOR on the
Funds or on certain instruments in which a Fund invests can be difficult to ascertain, and they may vary depending on factors that include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Funds’ investments may involve individual contracts that have no existing fallback provision or language that contemplates the discontinuation of LIBOR, and those investments could experience increased volatility or illiquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. The transition may also result in a reduction in the value of certain instruments held by a Fund, including those described in this paragraph, or a reduction in the effectiveness of related Fund transactions such as hedges. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, could result in losses to a Fund.
Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.
Global economies and financial markets are becoming increasingly interconnected and political and economic conditions
(including recent instability and volatility due to international trade disputes) and events (including natural disasters, pandemics, epidemics, social unrest and government shutdowns) in one country, region or financial market may adversely

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
510 Notes to Quarterly Report
impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.
Investment in Cayman Commodity Strategies Fund Ltd. and Cayman Multi-Asset Growth Strategy Fund,
Ltd.
The Cayman Commodity Strategies Fund Ltd. and the Cayman Multi-Asset Growth Strategy Fund, Ltd. (each a "Subsidiary”)
are Cayman Island exempted companies and wholly owned subsidiaries of the Commodity Strategies Fund and the Multi-Asset
Growth Strategy Fund, respectively. Each Subsidiary acts as an investment vehicle for its respective Fund in order to effect certain investments on behalf of the Fund. The Fund is the sole shareholder of its Subsidiary and it is intended that the Fund will remain the sole shareholder and, as a result, will continue to control the Subsidiary. As of July 31, 2020, the net assets of the Commodity
Strategies Fund were $246,477,139 of which $57,301,468 or approximately 23.2%, represents the Fund’s ownership of the shares of its Subsidiary, and the net assets of the Multi-Asset Growth Strategy Fund were $1,600,209,646 of which $28,709,225 or approximately 1.8%, represents the Fund’s ownership of the shares of its Subsidiary.
As of July 31, 2020, the fair values of securities owned by the Cayman Commodity Strategies Fund Ltd. within the Consolidated
Schedule of Investments were as follows:
As of July 31, 2020, the fair values of securities owned by the Cayman Multi-Asset Growth Strategy Fund, Ltd. within the
Consolidated Schedule of Investments were as follows:
The Commodity Strategies Fund and the Multi-Asset Growth Strategy Fund may invest up to 25% of their total assets in their respective Subsidiary, which may invest without limitation in commodity-linked derivative instruments, such as swaps and futures that provide exposure to the performance of commodities markets. Each Subsidiary may also invest in fixed income securities. The financial statements of the Commodity Strategies and Multi-Asset Growth Strategy Funds have been consolidated and include the accounts of both the Fund and its respective Subsidiary. All inter-company transactions and balances have been eliminated upon consolidation.
Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds. From its advisory fees received from the Funds, RIM, as agent for RIC, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIC has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.
RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company
The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of July 31, 2020, the Funds had invested
$1,577,751,946 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $320,738,233 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
Federal Income Taxes
At July 31, 2020, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Federal Home Loan Bank Discount Notes $ 7,099,186
U.S. Cash Management Fund $ 20,388,681
United States Treasury Bills $ 25,285,580
U.S. Cash Management Fund $ 21,417,451

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
Notes to Quarterly Report 511
Equity Income
Fund
Sustainable
Equity Fund
U.S. Dynamic
Equity Fund
Cost of Investments
$ 214,707,501 $ 203,192,762 $ 134,810,103
Unrealized Appreciation
$ 11,787,039 $ 81,608,273 $ 33,953,587
Unrealized Depreciation
(1,882,825) (9,181,203) (12,531,107)
Net Unrealized Appreciation (Depreciation)
$ 9,904,214 $ 72,427,070 $ 21,422,480
U.S. Strategic
Equity Fund
U.S. Small Cap
Equity Fund
International
Developed
Markets Fund
Cost of Investments
$ 2,412,302,546 $ 1,414,895,904 $ 1,989,130,390
Unrealized Appreciation
$ 728,822,884 $ 6,800,946 $ 172,813,331
Unrealized Depreciation
(92,310,203) (9,825,778) (451,249,335)
Net Unrealized Appreciation (Depreciation)
$ 636,512,681 $ (3,024,832) $ (278,436,004)
Global Equity
Fund
Emerging
Markets Fund
Tax-Managed
U.S. Large Cap
Fund
Cost of Investments
$ 552,800,693 $ 1,201,535,993 $ 2,422,241,700
Unrealized Appreciation
$ 122,607,149 $ 336,231,409 $ 1,649,472,866
Unrealized Depreciation
(62,232,923) (116,097,917) (3,416,670)
Net Unrealized Appreciation (Depreciation)
$ 60,374,226 $ 220,133,492 $ 1,646,056,196
Tax-Managed
U.S. Mid & Small
Cap Fund
Tax-Managed
International
Equity Fund
Tax-Managed Real
Assets Fund
Cost of Investments
$ 673,079,751 $ 1,524,708,754 $ 424,184,233
Unrealized Appreciation
$ 268,993,086 $ 326,836,656 $ 54,571,516
Unrealized Depreciation
(18,404,219) (75,235,429) (22,891,508)
Net Unrealized Appreciation (Depreciation)
$ 250,588,867 $ 251,601,227 $ 31,680,008
Opportunistic
Credit Fund
Unconstrained
Total Return Fund
Strategic Bond
Fund
Cost of Investments
$ 625,286,035 $ 675,449,418 $ 3,114,909,101
Unrealized Appreciation
$ 32,307,729 $ 23,261,486 $ 175,185,238
Unrealized Depreciation
(71,654,715) (37,584,998) (55,470,943)
Net Unrealized Appreciation (Depreciation)
$ (39,346,986) $ (14,323,512) $ 119,714,295
Investment
Grade Bond
Fund
Short Duration
Bond Fund
Tax-Exempt High
Yield Bond Fund
Cost of Investments
$ 762,533,189 $ 412,018,138 $ 1,081,116,531
Unrealized Appreciation
$ 40,979,592 $ 12,005,871 $ 61,762,030
Unrealized Depreciation
(8,091,091) (2,132,459) (13,019,704)
Net Unrealized Appreciation (Depreciation)
$ 32,888,501 $ 9,873,412 $ 48,742,326
Tax-Exempt Bond
Fund
Commodity
Strategies Fund
Global
Infrastructure Fund
Cost of Investments
$ 2,852,662,343 $ 261,876,841 $ 129,389,893
Unrealized Appreciation
$ 161,170,197 $ 6,904,773 $ 20,222,821
Unrealized Depreciation
(10,495,807) (22,061,219) (3,551,264)
Net Unrealized Appreciation (Depreciation)
$ 150,674,390 $ (15,156,446) $ 16,671,557
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Multi-Asset Growth
Strategy Fund
Cost of Investments
$ 560,234,316 $ 938,341,180 $ 1,755,953,383
Unrealized Appreciation
$ 19,742,765 $ 46,796,339 $ 215,375,947
Unrealized Depreciation
(4,710,131) (51,584,446) (251,609,437)

Russell Investment Company
Notes to Quarterly Report, continued — July 31, 2020 (Unaudited)
512 Notes to Quarterly Report
Restricted Securities
Restricted securities are subject to contractual restrictions on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933, as amended ("the Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.
See each Fund’s Schedule of Investments for a list of securities that have been footnoted as restricted.
Commitments and Contingencies
Certain Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented in the Schedules of
Investments. The total amount of unfunded loan commitments as July 31, 2020, was $352,177.
Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no events have occurred that require disclosure except the following:
On September 17, 2020, the Strategic Call Overwriting Fund liquidated.
Global Real
Estate Securities
Fund
Multi-Strategy
Income Fund
Multi-Asset Growth
Strategy Fund
Net Unrealized Appreciation (Depreciation)
$ 15,032,634 $ (4,788,107) $ (36,233,490)
Strategic Call
Overwriting Fund
Multifactor U.S.
Equity Fund
Multifactor
International Equity
Fund
Cost of Investments
$ 34,553,221 $ 388,122,694 $ 442,098,791
Unrealized Appreciation
$ 39,681,883 $ 177,854,209 $ 6,173,628
Unrealized Depreciation
(2,662,095) (27,944,509) (7,540,232)
Net Unrealized Appreciation (Depreciation)
$ 37,019,788 $ 149,909,700 $ (1,366,604)
Multifactor Bond
Fund
Cost of Investments
$ 71,006,480
Unrealized Appreciation
$ 4,579,458
Unrealized Depreciation
(1,194,971)
Net Unrealized Appreciation (Depreciation)
$ 3,384,487

Russell Investment Company
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495
https://russellinvestments.com